UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814
(Address of principal executive offices) (Zip code)

Michael L. Sapir, CEO
ProShare Advisors LLC
7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (240) 497-6400.
Date of fiscal year end: May 31
Date of reporting period: November 30, 2024

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSRS for the period ended November 30, 2024, originally filed with the Securities and Exchange Commission on February 5, 2025, (Accession Number 0002000048‐25‐000003). The purpose of this amendment is to include Tailored Shareholder Report information for ProShares Ultra Utilities that was inadvertently omitted in the original filing.

Item 1. Reports to Stockholders.
        (a)            The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Big Data Refiners ETF

DAT - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Big Data Refiners ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DAT	$34	0.58%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$6,884,696
  Number of Portfolio Holdings29
  Portfolio Turnover Rate20%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	97.8%
Consumer Discretionary	2.1%

Largest Holdings

Holdings	% of Net Assets
Palantir Technologies, Inc., Class A	9.8%
MicroStrategy, Inc., Class A	8.2%
InterDigital, Inc.	5.7%
Commvault Systems, Inc.	5.1%
MongoDB, Inc., Class A	4.8%
Datadog, Inc., Class A	4.7%
Zebra Technologies Corp., Class A	4.6%
Snowflake, Inc., Class A	4.5%
Tyler Technologies, Inc.	4.4%
Nutanix, Inc., Class A	4.2%

Country Weights

Country	% of Exposure
United States	88.5%
Israel	6.2%
United Kingdom	2.1%
France	1.9%
Canada	1.2%

Big Data Refiners ETF - DAT

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

DAT1124

Decline of the Retail Store ETF

EMTY - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Decline of the Retail Store ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
EMTY	$32	0.65%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$3,803,350
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	61.6%
Consumer Staples	35.7%
Materials	2.7%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	89.4%
U.S. Treasury Bills	54.9%

Decline of the Retail Store ETF - EMTY

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EMTY1124

DJ Brookfield Global Infrastructure ETF

TOLZ - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about DJ Brookfield Global Infrastructure ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
TOLZ	$24	0.45%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$130,414,261
  Number of Portfolio Holdings112
  Portfolio Turnover Rate4%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	90%
Master Limited Partnership	9%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Oil & Gas Storage & Transportation	41.3%
Electricity Transmission & Distribution	19.3%
Communications	11.4%
Master Limited Partnerships (MLP)	8.9%
Diversified	7.4%
Water	4.6%
Airports	4.0%
Toll Roads	2.8%
Ports	0.3%

Largest Holdings

Holdings	% of Net Assets
Enbridge, Inc.	7.2%
American Tower Corp.	5.1%
National Grid plc	4.7%
Vinci SA	4.1%
TC Energy Corp.	3.9%
Williams Cos., Inc. (The)	3.7%
ONEOK, Inc.	3.5%
Energy Transfer LP	3.2%
Sempra	3.1%
Kinder Morgan, Inc.	2.8%

Country Weights

Country	% of Exposure
United States	52.6%
Canada	17.6%
United Kingdom	6.8%
Spain	5.5%
France	4.9%
Australia	2.7%
Italy	2.2%
China	1.8%
Japan	1.3%
Mexico	1.1%

DJ Brookfield Global Infrastructure ETF - TOLZ

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TOLZ1124

Equities for Rising Rates ETF

EQRR - The Nasdaq Stock Market

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Equities for Rising Rates ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
EQRR	$18	0.35%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$13,781,380
  Number of Portfolio Holdings51
  Portfolio Turnover Rate27%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Energy	29.1%
Financials	21.8%
Consumer Staples	13.3%
Materials	10.9%
Consumer Discretionary	8.9%
Health Care	7.8%
Industrials	6.4%
Communication Services	1.6%
Short-Term Investments	0.1%

Largest Holdings

Holdings	% of Net Assets
Coterra Energy, Inc.	3.1%
Halliburton Co.	3.1%
EOG Resources, Inc.	3.0%
McKesson Corp.	3.0%
Diamondback Energy, Inc.	2.9%
Schlumberger NV	2.9%
ConocoPhillips	2.9%
Valero Energy Corp.	2.8%
Phillips 66	2.8%
Exxon Mobil Corp.	2.8%

Equities for Rising Rates ETF - EQRR

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EQRR1124

Global Listed Private Equity ETF

PEX - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Global Listed Private Equity ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
PEX	$31	0.60%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$12,983,137
  Number of Portfolio Holdings32
  Portfolio Turnover Rate12%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Closed End Funds	12%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Country Weights

Country	% of Exposure
United States	55.6%
United Kingdom	22.0%
France	8.3%
Canada	7.5%
Sweden	3.4%
Switzerland	1.8%
Belgium	1.4%
Other	1.8%

Largest Holdings

Holdings	% of Net Assets
3i Group plc	10.8%
Ares Capital Corp.	10.2%
FS KKR Capital Corp.	9.1%
Onex Corp.	7.5%
Main Street Capital Corp.	6.8%
Golub Capital BDC, Inc.	4.5%
Wendel SE	4.3%
HgCapital Trust plc	4.2%
Hercules Capital, Inc.	4.1%
Eurazeo SE	4.0%

Global Listed Private Equity ETF - PEX

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

PEX1124

Hedge Replication ETF

HDG - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Hedge Replication ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
HDG	$49	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$27,557,209
  Number of Portfolio Holdings1,980
  Portfolio Turnover Rate24%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	16%
Swap Agreements (Long)	16%
Swap Agreements (Short)	(4)%
Futures Contracts	(12)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
U.S. Treasury Bills	66.0%
Russell 2000® Total Return Index	16.6%
MSCI EAFE Net Total Return USD Index	8.8%
MSCI Emerging Markets Net Total Return USD Index	6.3%
ProShares UltraShort Euro	5.9%
S&P 500® Total Return Index	(3.6%)

Largest Holdings

Holdings	% of Net Assets
FTAI Aviation Ltd.	0.1%
Sprouts Farmers Market, Inc.	0.1%
Insmed, Inc.	0.1%
Vaxcyte, Inc.	0.1%
Applied Industrial Technologies, Inc.	0.1%
Fluor Corp.	0.1%
Rocket Lab USA, Inc.	0.1%
Carpenter Technology Corp.	0.1%
Mueller Industries, Inc.	0.1%
REVOLUTION Medicines, Inc.	0.1%

Hedge Replication ETF - HDG

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

HDG1124

High Yield-Interest Rate Hedged

HYHG - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about High Yield-Interest Rate Hedged (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
HYHG	$26	0.50%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$149,155,483
  Number of Portfolio Holdings226
  Portfolio Turnover Rate29%

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	95%
Futures Contracts	(95)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrial	81.0%
Finance	10.0%
Utility	9.0%

Largest Holdings

Holdings	% of Net Assets
DISH Network Corp. 11.75%, due 11/15/27	1.6%
Cloud Software Group, Inc. 6.50%, due 03/31/29	1.5%
TransDigm, Inc. 5.50%, due 11/15/27	1.5%
CCO Holdings LLC 4.25%, due 02/01/31	1.4%
HUB International Ltd. 7.38%, due 01/31/32	1.2%
Medline Borrower LP 5.25%, due 10/01/29	1.2%
American Airlines, Inc. 5.75%, due 04/20/29	1.2%
Mauser Packaging Solutions Holding Co. 7.88%, due 04/15/27	1.1%
Caesars Entertainment, Inc. 7.00%, due 02/15/30	1.1%
Directv Financing LLC 5.88%, due 08/15/27	1.0%

High Yield-Interest Rate Hedged - HYHG

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

HYHG1124

Inflation Expectations ETF

RINF - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Inflation Expectations ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
RINF	$15	0.30%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$22,614,883
  Number of Portfolio Holdings7
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Swap Agreements (Long exposure to inverse index)	132%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
30-Year U.S. Treasury Bond	(132.4%)

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	57.7%
U.S. Treasury Bills	44.1%

Inflation Expectations ETF - RINF

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

RINF1124

Investment Grade-Interest Rate Hedged

IGHG - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Investment Grade-Interest Rate Hedged (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
IGHG	$15	0.30%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$235,439,679
  Number of Portfolio Holdings200
  Portfolio Turnover Rate17%

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	94%
Futures Contracts	(92)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	51.0%
Finance	39.0%
Utilities	10.0%

Largest Holdings

Holdings	% of Net Assets
Bank of America Corp. 5.88%, due 02/07/42	1.8%
Apple, Inc. 3.45%, due 02/09/45	1.8%
JPMorgan Chase & Co. 5.50%, due 10/15/40	1.8%
Morgan Stanley 4.38%, due 01/22/47	1.8%
Goldman Sachs Group, Inc. (The) 6.25%, due 02/01/41	1.7%
Wells Fargo & Co. 5.61%, due 01/15/44	1.4%
AstraZeneca plc 4.00%, due 09/18/42	1.4%
Oracle Corp. 6.50%, due 04/15/38	1.4%
International Business Machines Corp. 4.25%, due 05/15/49	1.4%
Pfizer, Inc. 7.20%, due 03/15/39	1.3%

Investment Grade-Interest Rate Hedged - IGHG

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

IGHG1124

K-1 Free Crude Oil ETF

OILK - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2024

This Semiannual shareholder report contains important information about K-1 Free Crude Oil ETF (the “Fund”) (formerly known as K-1 Crude Oil Strategy ETF) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.proshares.com/shareholder_reports. You can also request this information by contacting us at 866-776-5125.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
OILK	$34	0.70%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$91,535,635
  Number of Portfolio Holdings4
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
WTI Crude Oil	100.0%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	87.4%

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2024. Effective on or about September 27, 2024, the Fund’s name changed from ProShares K-1 Free Crude Oil Strategy ETF to ProShares K-1 Free Crude Oil ETF, and has as a Principal Investment Strategy that the Fund will invest, under normal circumstances, at least 80% of its total assets in components of the Fund's benchmark index or in instruments with similar economic characteristics. For more complete information, you may review the Fund’s prospectus, dated September 27, 2024, available at www.proshares.com or upon request at 888-776-5125.

K-1 Free Crude Oil ETF - OILK

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

OILK1124

Large Cap Core Plus

CSM - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Large Cap Core Plus (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
CSM	$24	0.45%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$480,793,084
  Number of Portfolio Holdings308
  Portfolio Turnover Rate30%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Swap Agreements (Long)	34%
Swap Agreements (Short)	(30)%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	29.9%
Health Care	14.8%
Financials	10.8%
Consumer Discretionary	10.3%
Industrials	9.6%
Communication Services	8.3%
Consumer Staples	5.4%
Energy	3.4%
Real Estate	3.3%
Utilities	2.8%
Other	1.4%

Largest Holdings

Holdings	% of Net Assets
Apple, Inc.	5.1%
NVIDIA Corp.	4.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	2.6%
Meta Platforms, Inc., Class A	1.6%
Eli Lilly & Co.	1.2%
Alphabet, Inc., Class A	1.2%
Broadcom, Inc.	1.1%
Berkshire Hathaway, Inc., Class B	1.0%
Alphabet, Inc., Class C	1.0%

Large Cap Core Plus - CSM

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

CSM1124

Long Online/Short Stores ETF

CLIX - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Long Online/Short Stores ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
CLIX	$35	0.65%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$9,083,509
  Number of Portfolio Holdings29
  Portfolio Turnover Rate31%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements (Long)	11%
Swap Agreements (Short)	(50)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	64.8%
Consumer Staples	1.8%
Materials	(1.4%)
Communication Services	(15.2%)

Largest Holdings

Holdings	% of Net Assets
Amazon.com, Inc.	22.0%
eBay, Inc.	7.4%
PDD Holdings, Inc. (ADR)	5.1%
Carvana Co., Class A	4.1%
Alibaba Group Holding Ltd. (ADR)	4.1%
Coupang, Inc.	4.1%
Figs, Inc., Class A	3.8%
Buckle, Inc. (The)	3.8%
Beyond, Inc.	3.7%
Etsy, Inc.	3.7%

Long Online/Short Stores ETF - CLIX

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

CLIX1124

Merger ETF

MRGR - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Merger ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
MRGR	$38	0.75%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$10,497,184
  Number of Portfolio Holdings52
  Portfolio Turnover Rate102%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements (Long)	22%
Swap Agreements (Short)	(43)%
Forward Currency Contracts	(14)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	30.1%
Health Care	12.4%
Industrials	10.1%
Consumer Staples	10.0%
Utilities	9.7%
Materials	8.9%
Consumer Discretionary	5.1%
Communication Services	5.0%
Real Estate	5.0%
Financials	3.9%
Other	(0.2%)

Largest Holdings

Holdings	% of Net Assets
Heartland Financial USA, Inc.	3.7%
DS Smith plc	3.4%
Discover Financial Services	3.3%
Independent Bank Group, Inc.	3.2%
Canadian Western Bank	3.2%
Sandy Spring Bancorp, Inc.	2.8%
Endeavor Group Holdings, Inc., Class A	2.6%
Berry Global Group, Inc.	2.6%
Infinera Corp.	2.5%
EnLink Midstream LLC	2.4%

Country Weights

Country	% of Exposure
United States	88.2%
United Kingdom	7.2%
France	2.9%
Germany	2.9%
Canada	(0.1%)
Finland	(1.1%)

Merger ETF - MRGR

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

MRGR1124

Metaverse ETF

VERS - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Metaverse ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
VERS	$31	0.58%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$5,655,950
  Number of Portfolio Holdings41
  Portfolio Turnover Rate20%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	64.1%
Communication Services	23.2%
Consumer Discretionary	7.2%
Real Estate	3.7%
Health Care	1.6%
Other	5.2%

Largest Holdings

Holdings	% of Net Assets
Vuzix Corp.	6.2%
Amazon.com, Inc.	4.4%
NVIDIA Corp.	4.3%
Apple, Inc.	4.2%
Ambarella, Inc.	4.2%
Meta Platforms, Inc., Class A	4.1%
ROBLOX Corp., Class A	4.1%
CEVA, Inc.	4.0%
Microsoft Corp.	3.9%
Alphabet, Inc., Class A	3.9%

Metaverse ETF - VERS

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

VERS1124

MSCI EAFE Dividend Growers ETF

EFAD - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about MSCI EAFE Dividend Growers ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
EFAD	$26	0.50%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$71,557,118
  Number of Portfolio Holdings85
  Portfolio Turnover Rate26%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	17.7%
Health Care	16.3%
Industrials	15.5%
Consumer Staples	9.3%
Utilities	8.4%
Financials	8.2%
Materials	8.1%
Real Estate	5.9%
Communication Services	5.8%
Consumer Discretionary	3.7%
Other	0.2%

Largest Holdings

Holdings	% of Net Assets
Sage Group plc (The)	1.4%
Spirax Group plc	1.3%
Computershare Ltd.	1.3%
Sonic Healthcare Ltd.	1.3%
APA Group	1.3%
Sony Group Corp.	1.2%
Halma plc	1.2%
United Utilities Group plc	1.2%
Pan Pacific International Holdings Corp.	1.2%
Northern Star Resources Ltd.	1.2%

Country Weights

Country	% of Exposure
Japan	29.3%
United Kingdom	15.6%
Switzerland	11.7%
Australia	8.5%
Germany	5.8%
Belgium	4.6%
Denmark	3.5%
Italy	3.5%
Hong Kong	3.5%
Spain	2.4%
Other	10.7%

MSCI EAFE Dividend Growers ETF - EFAD

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EFAD1124

MSCI Emerging Markets Dividend Growers ETF

EMDV - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about MSCI Emerging Markets Dividend Growers ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
EMDV	$30	0.60%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$8,111,793
  Number of Portfolio Holdings55
  Portfolio Turnover Rate36%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Staples	21.0%
Financials	17.6%
Information Technology	17.3%
Industrials	11.4%
Health Care	11.1%
Utilities	7.8%
Materials	4.0%
Consumer Discretionary	3.9%
Communication Services	3.9%
Energy	2.0%
Other	0.8%

Largest Holdings

Holdings	% of Net Assets
Zhejiang Dingli Machinery Co. Ltd., Class A	2.2%
Persistent Systems Ltd.	2.1%
Grupo Comercial Chedraui SA de CV	2.1%
Mphasis Ltd.	2.1%
Bank of China Ltd., Class A	2.0%
Tata Elxsi Ltd.	2.0%
LTIMindtree Ltd.	2.0%
Bank of Communications Co. Ltd., Class A	2.0%
Hankook Tire & Technology Co. Ltd.	2.0%
Power Grid Corp. of India Ltd.	2.0%

Country Weights

Country	% of Exposure
China	49.6%
India	20.0%
South Korea	7.6%
Mexico	4.0%
Taiwan	3.7%
Brazil	3.4%
Saudi Arabia	2.0%
South Africa	2.0%
Colombia	2.0%
Philippines	1.9%
Other	4.5%

MSCI Emerging Markets Dividend Growers ETF - EMDV

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EMDV1124

MSCI Europe Dividend Growers ETF

EUDV - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about MSCI Europe Dividend Growers ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
EUDV	$28	0.55%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$6,595,205
  Number of Portfolio Holdings48
  Portfolio Turnover Rate17%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	23.4%
Health Care	16.5%
Information Technology	15.1%
Consumer Staples	10.3%
Utilities	8.6%
Financials	8.5%
Materials	8.1%
Real Estate	4.2%
Communication Services	4.1%
Short-Term Investments	0.1%

Largest Holdings

Holdings	% of Net Assets
Sage Group plc (The)	2.5%
Spirax Group plc	2.3%
Halma plc	2.2%
United Utilities Group plc	2.2%
ACS Actividades de Construccion y Servicios SA	2.2%
Partners Group Holding AG	2.2%
Logitech International SA (Registered)	2.2%
Brenntag SE	2.2%
DCC plc	2.2%
ASML Holding NV	2.2%

Country Weights

Country	% of Exposure
United Kingdom	28.0%
Switzerland	20.9%
Germany	10.3%
Belgium	8.3%
Denmark	6.3%
Italy	6.2%
Spain	4.3%
Netherlands	4.2%
France	4.1%
Ireland	2.1%
Other	4.2%

MSCI Europe Dividend Growers ETF - EUDV

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EUDV1124

MSCI Transformational Changes ETF

ANEW - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about MSCI Transformational Changes ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ANEW	$24	0.45%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$8,228,646
  Number of Portfolio Holdings147
  Portfolio Turnover Rate16%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	24.9%
Information Technology	22.8%
Communication Services	16.2%
Materials	10.1%
Consumer Discretionary	10.0%
Consumer Staples	6.0%
Industrials	5.0%
Financials	4.6%
Real Estate	0.2%
Short-Term Investments	0.1%

Largest Holdings

Holdings	% of Net Assets
Deere & Co.	2.3%
Nintendo Co. Ltd.	2.2%
Corteva, Inc.	2.1%
AbbVie, Inc.	2.1%
Netflix, Inc.	2.1%
Apple, Inc.	2.1%
Booking Holdings, Inc.	2.0%
McCormick & Co., Inc. (Non-Voting)	2.0%
DoorDash, Inc., Class A	2.0%
Abbott Laboratories	2.0%

Country Weights

Country	% of Exposure
United States	79.7%
China	5.7%
Japan	3.2%
Germany	2.6%
Ireland	2.1%
Canada	1.9%
Switzerland	1.9%
Taiwan	0.7%
Singapore	0.6%
Australia	0.6%
Other	0.9%

MSCI Transformational Changes ETF - ANEW

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ANEW1124

Nanotechnology ETF

TINY - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Nanotechnology ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
TINY	$28	0.58%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$5,725,664
  Number of Portfolio Holdings31
  Portfolio Turnover Rate23%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	82.3%
Health Care	15.3%
Materials	1.3%
Industrials	0.8%
Other	1.5%

Largest Holdings

Holdings	% of Net Assets
Intel Corp.	5.0%
Agilent Technologies, Inc.	5.0%
Tower Semiconductor Ltd.	4.9%
Coherent Corp.	4.9%
Entegris, Inc.	4.7%
SCREEN Holdings Co. Ltd.	4.7%
Bruker Corp.	4.7%
NVIDIA Corp.	4.6%
ASML Holding NV	4.5%
KLA Corp.	4.5%

Country Weights

Country	% of Exposure
United States	72.5%
Japan	8.6%
Netherlands	4.5%
South Korea	4.3%
Taiwan	4.3%
United Kingdom	3.3%
Germany	2.2%
Other	1.5%

Nanotechnology ETF - TINY

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TINY1124

Nasdaq-100 Dorsey Wright Momentum ETF

QQQA - The Nasdaq Stock Market

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Nasdaq-100 Dorsey Wright Momentum ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
QQQA	$30	0.58%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$12,185,182
  Number of Portfolio Holdings23
  Portfolio Turnover Rate61%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	31.7%
Information Technology	20.2%
Communication Services	19.8%
Health Care	9.4%
Consumer Staples	4.9%
Industrials	4.8%
Financials	4.8%
Utilities	4.3%
Short-Term Investments	0.1%
Other	3.6%

Largest Holdings

Holdings	% of Net Assets
Tesla, Inc.	7.0%
Netflix, Inc.	5.5%
Booking Holdings, Inc.	5.4%
DoorDash, Inc., Class A	5.4%
T-Mobile US, Inc.	5.2%
Intuitive Surgical, Inc.	5.0%
Amazon.com, Inc.	4.9%
Costco Wholesale Corp.	4.9%
Trade Desk, Inc. (The), Class A	4.9%
Cintas Corp.	4.8%

Country Weights

Country	% of Exposure
United States	95.8%
Brazil	4.2%
Other	3.6%

Nasdaq-100 Dorsey Wright Momentum ETF - QQQA

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

QQQA1124

Nasdaq-100 High Income ETF

IQQQ - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Nasdaq-100 High Income ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
IQQQ	$29	0.55%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$65,667,529
  Number of Portfolio Holdings106
  Portfolio Turnover Rate60%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	93%
Swap Agreements	99%
Futures Contracts	6%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	49.3%
Communication Services	16.2%
Consumer Discretionary	14.5%
Consumer Staples	5.7%
Health Care	5.5%
Industrials	4.7%
Materials	1.4%
Utilities	1.3%
Energy	0.6%
Financials	0.6%
Other	0.2%

Largest Holdings

Holdings	% of Net Assets
Apple, Inc.	8.1%
NVIDIA Corp.	7.7%
Microsoft Corp.	7.1%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	4.5%
Broadcom, Inc.	4.4%
Tesla, Inc.	3.8%
Costco Wholesale Corp.	2.5%
Alphabet, Inc., Class A	2.2%
Netflix, Inc.	2.2%

Nasdaq-100 High Income ETF - IQQQ

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

IQQQ1124

On-Demand ETF

OND - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about On-Demand ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
OND	$33	0.58%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$868,327
  Number of Portfolio Holdings25
  Portfolio Turnover Rate19%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Communication Services	53.9%
Consumer Discretionary	23.9%
Industrials	12.9%
Information Technology	9.2%

Largest Holdings

Holdings	% of Net Assets
DoorDash, Inc., Class A	5.9%
Spotify Technology SA	5.7%
Meituan, Class B	5.6%
Zomato Ltd.	5.5%
ROBLOX Corp., Class A	5.2%
Netflix, Inc.	5.1%
Grab Holdings Ltd., Class A	5.0%
Delivery Hero SE	4.9%
International Games System Co. Ltd.	4.8%
Capcom Co. Ltd.	4.5%

Country Weights

Country	% of Exposure
United States	44.7%
China	9.4%
Japan	7.4%
South Korea	6.4%
Luxembourg	5.7%
India	5.5%
Singapore	5.0%
Germany	4.9%
Taiwan	4.8%
Hong Kong	3.4%
Other	2.8%

On-Demand ETF - OND

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

OND1124

Online Retail ETF

ONLN - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Online Retail ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ONLN	$31	0.58%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$93,968,940
  Number of Portfolio Holdings22
  Portfolio Turnover Rate31%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	94.5%
Communication Services	3.1%
Consumer Staples	2.4%
Short-Term Investments	0.1%
Other	4.6%

Largest Holdings

Holdings	% of Net Assets
Amazon.com, Inc.	24.8%
eBay, Inc.	8.3%
PDD Holdings, Inc. (ADR)	5.7%
Carvana Co., Class A	4.6%
Alibaba Group Holding Ltd. (ADR)	4.6%
Coupang, Inc.	4.6%
Figs, Inc., Class A	4.3%
Buckle, Inc. (The)	4.2%
Beyond, Inc.	4.1%
Etsy, Inc.	4.1%

Online Retail ETF - ONLN

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ONLN1124

Pet Care ETF

PAWZ - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Pet Care ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
PAWZ	$26	0.50%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$65,384,875
  Number of Portfolio Holdings27
  Portfolio Turnover Rate29%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Health Care	39.5%
Consumer Staples	30.8%
Consumer Discretionary	22.5%
Financials	6.6%
Short-Term Investments	0.3%

Largest Holdings

Holdings	% of Net Assets
Chewy, Inc., Class A	11.0%
Zoetis, Inc., Class A	10.0%
Freshpet, Inc.	9.9%
IDEXX Laboratories, Inc.	9.8%
I-TAIL Corp. PCL (NVDR)	7.0%
Trupanion, Inc.	4.8%
Pet Valu Holdings Ltd.	4.8%
Vimian Group AB	4.6%
Merck & Co., Inc.	4.5%
CVS Group plc	4.4%

Country Weights

Country	% of Exposure
United States	65.1%
United Kingdom	7.9%
Thailand	7.0%
Canada	4.8%
Sweden	4.6%
Switzerland	4.4%
France	4.1%
Japan	1.9%

Pet Care ETF - PAWZ

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

PAWZ1124

Russell 2000 Dividend Growers ETF

SMDV - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Russell 2000 Dividend Growers ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SMDV	$22	0.40%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$777,613,881
  Number of Portfolio Holdings101
  Portfolio Turnover Rate26%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	32.5%
Industrials	26.7%
Utilities	17.0%
Consumer Staples	6.5%
Materials	5.7%
Real Estate	4.4%
Communication Services	2.1%
Information Technology	2.0%
Health Care	2.0%
Other	2.0%

Largest Holdings

Holdings	% of Net Assets
Applied Industrial Technologies, Inc.	1.3%
Kadant, Inc.	1.2%
Apogee Enterprises, Inc.	1.2%
Griffon Corp.	1.2%
Tompkins Financial Corp.	1.2%
Enpro, Inc.	1.2%
Mueller Water Products, Inc., Class A	1.2%
Matthews International Corp., Class A	1.2%
Associated Banc-Corp.	1.1%
Standex International Corp.	1.1%

Russell 2000 Dividend Growers ETF - SMDV

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SMDV1124

Russell 2000 High Income ETF

ITWO - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Russell 2000 High Income ETF (the “Fund”)  for the period of September 4, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ITWO	$14	0.55%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2024. Expenses would be higher if the Fund had been in operations for the six month period.
Footnote*	Annualized

Key Fund Statistics

  Net Assets$46,174,272
  Number of Portfolio Holdings1,964
  Portfolio Turnover Rate12%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	90%
Swap Agreements	98%
Futures Contracts	9%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.0%
Industrials	18.0%
Health Care	16.4%
Information Technology	13.0%
Consumer Discretionary	9.8%
Real Estate	6.0%
Energy	5.1%
Materials	4.5%
Consumer Staples	2.8%
Utilities	2.7%
Other	2.7%

Largest Holdings

Holdings	% of Net Assets
FTAI Aviation Ltd.	0.5%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Applied Industrial Technologies, Inc.	0.3%
Fluor Corp.	0.3%
Rocket Lab USA, Inc.	0.3%
Carpenter Technology Corp.	0.3%
Mueller Industries, Inc.	0.3%
REVOLUTION Medicines, Inc.	0.3%

Russell 2000 High Income ETF - ITWO

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ITWO1124

Russell U.S. Dividend Growers ETF

TMDV - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Russell U.S. Dividend Growers ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
TMDV	$19	0.35%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$7,222,070
  Number of Portfolio Holdings64
  Portfolio Turnover Rate11%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Staples	21.9%
Industrials	18.7%
Utilities	15.9%
Financials	15.3%
Materials	12.9%
Health Care	5.8%
Consumer Discretionary	4.6%
Real Estate	2.9%
Energy	1.7%
Short-Term Investments	0.1%

Largest Holdings

Holdings	% of Net Assets
Emerson Electric Co.	2.0%
UGI Corp.	1.9%
WW Grainger, Inc.	1.9%
Air Products and Chemicals, Inc.	1.9%
T. Rowe Price Group, Inc.	1.8%
Walmart, Inc.	1.8%
Commerce Bancshares, Inc.	1.8%
RPM International, Inc.	1.8%
Gorman-Rupp Co. (The)	1.8%
Franklin Resources, Inc.	1.8%

Russell U.S. Dividend Growers ETF - TMDV

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TMDV1124

S&P 500® Dividend Aristocrats ETF

NOBL - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about S&P 500® Dividend Aristocrats ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
NOBL	$19	0.35%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$12,803,077,503
  Number of Portfolio Holdings68
  Portfolio Turnover Rate8%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Staples	23.6%
Industrials	23.2%
Materials	12.2%
Financials	11.1%
Health Care	10.2%
Consumer Discretionary	4.6%
Real Estate	4.4%
Utilities	4.4%
Information Technology	3.1%
Energy	3.0%
Other	0.2%

Largest Holdings

Holdings	% of Net Assets
Emerson Electric Co.	1.8%
Cincinnati Financial Corp.	1.7%
Albemarle Corp.	1.7%
Franklin Resources, Inc.	1.7%
Genuine Parts Co.	1.7%
Dover Corp.	1.6%
Walmart, Inc.	1.6%
WW Grainger, Inc.	1.6%
T. Rowe Price Group, Inc.	1.6%
Fastenal Co.	1.6%

S&P 500® Dividend Aristocrats ETF - NOBL

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

NOBL1124

S&P 500® Ex-Energy ETF

SPXE - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about S&P 500® Ex-Energy ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SPXE	$5	0.09%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$58,982,968
  Number of Portfolio Holdings483
  Portfolio Turnover Rate2%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	32.4%
Financials	14.4%
Consumer Discretionary	11.1%
Health Care	10.9%
Communication Services	9.2%
Industrials	8.9%
Consumer Staples	5.9%
Utilities	2.6%
Real Estate	2.3%
Materials	2.1%
Other	0.2%

Largest Holdings

Holdings	% of Net Assets
Apple, Inc.	7.3%
NVIDIA Corp.	6.9%
Microsoft Corp.	6.4%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.5%
Alphabet, Inc., Class A	2.0%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc., Class B	1.8%
Alphabet, Inc., Class C	1.7%
Broadcom, Inc.	1.5%

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2024. Effective on or about September 25, 2024, the Fund’s diversification policy changed and the Fund may operate as non-diversified to the extent necessary to approximate the composition of the Fund's underlying index.  Risk disclosure associated with this change was included under Principal Risks of the Fund. For more complete information, you may review the Fund’s prospectus, dated September 27, 2024, available at www.proshares.com or upon request at 888-776-5125.

S&P 500® Ex-Energy ETF - SPXE

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SPXE1124

S&P 500® Ex-Financials ETF

SPXN - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about S&P 500® Ex-Financials ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SPXN	$5	0.09%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$61,054,621
  Number of Portfolio Holdings401
  Portfolio Turnover Rate5%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	37.3%
Consumer Discretionary	12.8%
Health Care	12.6%
Communication Services	10.6%
Industrials	10.3%
Consumer Staples	6.8%
Energy	4.1%
Utilities	2.9%
Materials	2.5%
Short-Term Investments	0.1%

Largest Holdings

Holdings	% of Net Assets
Apple, Inc.	8.4%
NVIDIA Corp.	7.9%
Microsoft Corp.	7.3%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	2.3%
Tesla, Inc.	2.2%
Alphabet, Inc., Class C	1.9%
Broadcom, Inc.	1.8%
Eli Lilly & Co.	1.5%

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2024. Effective on or about September 25, 2024, the Fund’s diversification policy changed and the Fund may operate as non-diversified to the extent necessary to approximate the composition of the Fund's underlying index.  Risk disclosure associated with this change was included under Principal Risks of the Fund. For more complete information, you may review the Fund’s prospectus, dated September 27, 2024, available at www.proshares.com or upon request at 888-776-5125.

S&P 500® Ex-Financials ETF - SPXN

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SPXN1124

S&P 500® Ex-Health Care ETF

SPXV - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about S&P 500® Ex-Health Care ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SPXV	$5	0.09%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$24,095,745
  Number of Portfolio Holdings442
  Portfolio Turnover Rate2%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	34.9%
Financials	15.5%
Consumer Discretionary	12.0%
Communication Services	9.9%
Industrials	9.6%
Consumer Staples	6.4%
Energy	3.8%
Utilities	2.8%
Real Estate	2.5%
Materials	2.3%
Other	0.1%

Largest Holdings

Holdings	% of Net Assets
Apple, Inc.	7.9%
NVIDIA Corp.	7.4%
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.2%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.9%
Alphabet, Inc., Class C	1.8%
Broadcom, Inc.	1.7%

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2024. Effective on or about September 25, 2024, the Fund’s diversification policy changed and the Fund may operate as non-diversified to the extent necessary to approximate the composition of the Fund's underlying index.  Risk disclosure associated with this change was included under Principal Risks of the Fund. For more complete information, you may review the Fund’s prospectus, dated September 27, 2024, available at www.proshares.com or upon request at 888-776-5125.

S&P 500® Ex-Health Care ETF - SPXV

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SPXV1124

S&P 500® Ex-Technology ETF

SPXT - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about S&P 500® Ex-Technology ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SPXT	$5	0.09%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$187,565,751
  Number of Portfolio Holdings436
  Portfolio Turnover Rate3%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	20.2%
Consumer Discretionary	15.6%
Health Care	15.4%
Communication Services	12.9%
Industrials	12.6%
Consumer Staples	8.3%
Energy	5.0%
Utilities	3.6%
Real Estate	3.3%
Materials	3.0%
Other	0.1%

Largest Holdings

Holdings	% of Net Assets
Amazon.com, Inc.	5.5%
Meta Platforms, Inc., Class A	3.6%
Alphabet, Inc., Class A	2.8%
Tesla, Inc.	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
Alphabet, Inc., Class C	2.3%
JPMorgan Chase & Co.	2.0%
Eli Lilly & Co.	1.8%
UnitedHealth Group, Inc.	1.6%
Visa, Inc., Class A	1.5%

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2024. Effective on or about September 25, 2024, the Fund’s diversification policy changed and the Fund may operate as non-diversified to the extent necessary to approximate the composition of the Fund's underlying index.  Risk disclosure associated with this change was included under Principal Risks of the Fund. For more complete information, you may review the Fund’s prospectus, dated September 27, 2024, available at www.proshares.com or upon request at 888-776-5125.

S&P 500® Ex-Technology ETF - SPXT

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SPXT1124

S&P 500® High Income ETF

ISPY - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about S&P 500® High Income ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ISPY	$30	0.55%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$430,393,263
  Number of Portfolio Holdings508
  Portfolio Turnover Rate10%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Swap Agreements	99%
Futures Contracts	3%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	31.3%
Financials	13.9%
Consumer Discretionary	10.8%
Health Care	10.6%
Communication Services	8.9%
Industrials	8.6%
Consumer Staples	5.7%
Energy	3.4%
Utilities	2.5%
Real Estate	2.2%
Other	2.1%

Largest Holdings

Holdings	% of Net Assets
Apple, Inc.	6.8%
NVIDIA Corp.	6.4%
Microsoft Corp.	5.9%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	1.9%
Tesla, Inc.	1.8%
Berkshire Hathaway, Inc., Class B	1.7%
Alphabet, Inc., Class C	1.6%
Broadcom, Inc.	1.4%

S&P 500® High Income ETF - ISPY

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ISPY1124

S&P Global Core Battery Metals ETF

ION - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about S&P Global Core Battery Metals ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ION	$28	0.58%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$2,782,700
  Number of Portfolio Holdings50
  Portfolio Turnover Rate36%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Metals & Mining	67.5%
Chemicals	27.3%
Electrical Equipment	2.4%
Trading Companies & Distributors	1.3%
Broadline Retail	0.9%
Construction & Engineering	0.6%

Largest Holdings

Holdings	% of Net Assets
Sinomine Resource Group Co. Ltd., Class A	4.2%
Tibet Mineral Development Co. Ltd., Class A	4.1%
Albemarle Corp.	3.8%
IGO Ltd.	3.8%
Zangge Mining Co. Ltd., Class A	3.7%
Arcadium Lithium plc	3.7%
Ganfeng Lithium Group Co. Ltd., Class H	3.5%
Pacific Metals Co. Ltd.	3.5%
Vale Indonesia Tbk. PT	3.4%
Tianqi Lithium Corp., Class A	3.4%

Country Weights

Country	% of Exposure
China	33.9%
Australia	16.4%
South Africa	8.3%
Indonesia	8.2%
United States	7.5%
Canada	5.7%
Japan	4.7%
Chile	3.3%
United Kingdom	2.9%
Other	12.7%

S&P Global Core Battery Metals ETF - ION

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ION1124

S&P Kensho Cleantech ETF

CTEX - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about S&P Kensho Cleantech ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
CTEX	$28	0.58%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$3,422,266
  Number of Portfolio Holdings32
  Portfolio Turnover Rate22%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	55.9%
Information Technology	27.5%
Utilities	12.1%
Consumer Discretionary	4.6%
Other	13.9%

Largest Holdings

Holdings	% of Net Assets
Sunnova Energy International, Inc.	5.2%
SolarEdge Technologies, Inc.	4.9%
Eos Energy Enterprises, Inc.	4.1%
Shoals Technologies Group, Inc., Class A	4.1%
Sunrun, Inc.	3.8%
Plug Power, Inc.	3.8%
Enphase Energy, Inc.	3.8%
Bloom Energy Corp., Class A	3.7%
Ballard Power Systems, Inc.	3.6%
Canadian Solar, Inc.	3.6%

Country Weights

Country	% of Exposure
United States	85.9%
Canada	7.2%
China	7.0%
Other	13.9%

S&P Kensho Cleantech ETF - CTEX

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

CTEX1124

S&P Kensho Smart Factories ETF

MAKX - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about S&P Kensho Smart Factories ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
MAKX	$31	0.58%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,056,761
  Number of Portfolio Holdings22
  Portfolio Turnover Rate17%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	55.2%
Industrials	32.6%
Communication Services	8.7%
Materials	3.3%

Largest Holdings

Holdings	% of Net Assets
Ouster, Inc.	7.6%
Emerson Electric Co.	6.3%
Aspen Technology, Inc.	6.1%
Rockwell Automation, Inc.	6.0%
Autodesk, Inc.	5.8%
Cognex Corp.	5.6%
3D Systems Corp.	5.0%
SK Telecom Co. Ltd. (ADR)	4.7%
Stratasys Ltd.	4.5%
Ambarella, Inc.	4.4%

Country Weights

Country	% of Exposure
United States	83.7%
South Korea	8.0%
Israel	4.0%
Turkey	4.0%

S&P Kensho Smart Factories ETF - MAKX

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

MAKX1124

S&P MidCap 400® Dividend Aristocrats ETF

REGL - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about S&P MidCap 400® Dividend Aristocrats ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
REGL	$22	0.40%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,731,670,607
  Number of Portfolio Holdings49
  Portfolio Turnover Rate10%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	30.5%
Utilities	22.6%
Industrials	16.6%
Materials	11.8%
Consumer Staples	6.1%
Consumer Discretionary	4.3%
Health Care	4.0%
Real Estate	3.7%
Short-Term Investments	0.1%

Largest Holdings

Holdings	% of Net Assets
Williams-Sonoma, Inc.	2.4%
UGI Corp.	2.4%
Ryder System, Inc.	2.3%
Unum Group	2.3%
Commerce Bancshares, Inc.	2.3%
UMB Financial Corp.	2.3%
Evercore, Inc., Class A	2.3%
Prosperity Bancshares, Inc.	2.2%
Perrigo Co. plc	2.2%
United Bankshares, Inc.	2.2%

S&P MidCap 400® Dividend Aristocrats ETF - REGL

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

REGL1124

S&P Technology Dividend Aristocrats ETF

TDV - Cboe BZX Exchange

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about S&P Technology Dividend Aristocrats ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
TDV	$24	0.45%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$263,476,433
  Number of Portfolio Holdings36
  Portfolio Turnover Rate11%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	78.9%
Financials	11.8%
Industrials	9.2%
Short-Term Investments	0.1%

Largest Holdings

Holdings	% of Net Assets
CSG Systems International, Inc.	3.2%
Visa, Inc., Class A	3.1%
Badger Meter, Inc.	3.1%
Broadridge Financial Solutions, Inc.	3.1%
Amphenol Corp., Class A	3.1%
Cass Information Systems, Inc.	3.1%
Dolby Laboratories, Inc., Class A	3.0%
Motorola Solutions, Inc.	3.0%
Oracle Corp.	3.0%
Intuit, Inc.	3.0%

S&P Technology Dividend Aristocrats ETF - TDV

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TDV1124

Smart Materials ETF

TINT - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Smart Materials ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
TINT	$28	0.58%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,566,753
  Number of Portfolio Holdings30
  Portfolio Turnover Rate18%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Materials	48.5%
Information Technology	27.7%
Industrials	14.5%
Health Care	8.7%

Largest Holdings

Holdings	% of Net Assets
Axalta Coating Systems Ltd.	5.3%
Chemours Co. (The)	5.0%
3M Co.	4.9%
Corning, Inc.	4.8%
Nissan Chemical Corp.	4.7%
Hexcel Corp.	4.7%
Cabot Corp.	4.6%
First Solar, Inc.	4.6%
PPG Industries, Inc.	4.5%
Merck & Co., Inc.	4.5%

Country Weights

Country	% of Exposure
United States	59.4%
South Korea	10.1%
Japan	10.1%
France	7.7%
Netherlands	4.2%
Switzerland	4.2%
Belgium	3.8%

Smart Materials ETF - TINT

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TINT1124

Supply Chain Logistics ETF

SUPL - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Supply Chain Logistics ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SUPL	$30	0.58%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,049,518
  Number of Portfolio Holdings40
  Portfolio Turnover Rate20%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	94.9%
Consumer Discretionary	4.2%

Largest Holdings

Holdings	% of Net Assets
Old Dominion Freight Line, Inc.	5.8%
FedEx Corp.	5.3%
CSX Corp.	4.8%
Union Pacific Corp.	4.6%
Brambles Ltd.	4.4%
XPO, Inc.	4.4%
Canadian Pacific Kansas City Ltd.	4.3%
United Parcel Service, Inc., Class B	4.3%
Expeditors International of Washington, Inc.	4.2%
Amadeus IT Group SA	4.2%

Country Weights

Country	% of Exposure
United States	50.1%
Canada	11.3%
Taiwan	5.8%
Australia	5.4%
China	4.9%
Spain	4.2%
Japan	3.8%
Germany	3.7%
Switzerland	2.9%
South Korea	1.4%
Other	5.5%

Supply Chain Logistics ETF - SUPL

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SUPL1124

Short 7-10 Year Treasury

TBX - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Short 7-10 Year Treasury (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
TBX	$48	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$15,368,628
  Number of Portfolio Holdings7
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(98)%
Futures Contracts	(2)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
7-10 Year U.S. Treasury	100.0%

Holdings

The Short 7-10 Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short 7-10 Year Treasury - TBX

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TBX1124

Short 20+ Year Treasury

TBF - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Short 20+ Year Treasury (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
TBF	$47	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$79,281,481
  Number of Portfolio Holdings9
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(98)%
Futures Contracts	(3)%
Total	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Holdings

The Short 20+ Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short 20+ Year Treasury - TBF

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TBF1124

Short Dow30℠

DOG - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Short Dow30℠ (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DOG	$45	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$122,753,303
  Number of Portfolio Holdings11
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(90)%
Futures Contracts	(10)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	23.9%
Information Technology	19.4%
Health Care	15.7%
Consumer Discretionary	13.9%
Industrials	12.7%
Materials	5.4%
Consumer Staples	4.6%
Energy	2.2%
Communication Services	2.2%

Holdings

The Short Dow30℠ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Dow30℠ - DOG

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

DOG1124

Short Financials

SEF - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Short Financials (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SEF	$44	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$14,196,243
  Number of Portfolio Holdings10
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Diversified Financials	58.7%
Banks	25.6%
Insurance	15.7%

Holdings

The Short Financials primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Financials - SEF

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SEF1124

Short FTSE China 50

YXI - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Short FTSE China 50 (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
YXI	$44	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$4,704,252
  Number of Portfolio Holdings8
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	36.0%
Financials	29.0%
Communication Services	17.0%
Information Technology	5.6%
Energy	5.3%
Industrials	1.7%
Health Care	1.7%
Materials	1.6%
Real Estate	0.9%
Consumer Staples	0.8%
Other	0.4%

Holdings

The Short FTSE China 50 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short FTSE China 50 - YXI

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

YXI1124

Short High Yield

SJB - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Short High Yield (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SJB	$47	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$73,224,142
  Number of Portfolio Holdings8
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(101)%
Total	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
High Yield	100.0%

Holdings

The Short High Yield primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short High Yield - SJB

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SJB1124

Short MidCap400

MYY - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Short MidCap400 (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
MYY	$45	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$4,789,915
  Number of Portfolio Holdings9
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(86)%
Futures Contracts	(14)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	22.8%
Financials	18.0%
Consumer Discretionary	14.0%
Information Technology	9.8%
Health Care	9.1%
Real Estate	6.8%
Materials	6.5%
Energy	4.6%
Consumer Staples	4.5%
Utilities	2.6%
Other	1.3%

Holdings

The Short MidCap400 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short MidCap400 - MYY

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

MYY1124

Short MSCI EAFE

EFZ - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Short MSCI EAFE (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
EFZ	$49	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$34,076,510
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	21.7%
Industrials	17.7%
Health Care	12.9%
Consumer Discretionary	10.6%
Information Technology	8.5%
Consumer Staples	8.4%
Materials	6.3%
Communication Services	5.0%
Energy	3.5%
Utilities	3.3%
Other	2.1%

Holdings

The Short MSCI EAFE primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Country Weights

Country	% of Exposure
Japan	22.8%
United Kingdom	15.0%
France	10.9%
Switzerland	9.7%
Germany	9.1%
Australia	7.8%
Netherlands	4.5%
Sweden	3.6%
Denmark	3.3%
Spain	2.7%
Other	10.6%

Short MSCI EAFE - EFZ

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EFZ1124

Short MSCI Emerging Markets

EUM - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Short MSCI Emerging Markets (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
EUM	$47	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$13,465,814
  Number of Portfolio Holdings8
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	23.8%
Information Technology	23.4%
Consumer Discretionary	13.2%
Communication Services	9.3%
Industrials	6.8%
Materials	6.1%
Consumer Staples	4.9%
Energy	4.7%
Health Care	3.5%
Utilities	2.7%
Other	1.6%

Holdings

The Short MSCI Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Country Weights

Country	% of Exposure
China	27.0%
India	19.9%
Taiwan	18.9%
South Korea	9.7%
Brazil	4.5%
Saudi Arabia	4.0%
South Africa	3.1%
Mexico	1.8%
Indonesia	1.6%
Malaysia	1.5%
Other	8.0%

Short MSCI Emerging Markets - EUM

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EUM1124

Short QQQ

PSQ - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Short QQQ (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
PSQ	$45	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$466,075,618
  Number of Portfolio Holdings18
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(89)%
Futures Contracts	(11)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	49.3%
Communication Services	16.2%
Consumer Discretionary	14.5%
Consumer Staples	5.7%
Health Care	5.5%
Industrials	4.7%
Materials	1.4%
Utilities	1.3%
Energy	0.6%
Financials	0.6%
Other	0.2%

Holdings

The Short QQQ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short QQQ - PSQ

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

PSQ1124

Short Real Estate

REK - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Short Real Estate (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
REK	$44	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$10,577,785
  Number of Portfolio Holdings8
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Specialized REITs	44.3%
Residential REITs	12.7%
Retail REITs	12.7%
Health Care REITs	12.2%
Industrial REITs	9.4%
Real Estate Management & Development	6.6%
Hotel & Resort REITs	1.1%
Office REITs	1.0%

Holdings

The Short Real Estate primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Real Estate - REK

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

REK1124

Short Russell2000

RWM - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Short Russell2000 (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
RWM	$44	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$119,441,231
  Number of Portfolio Holdings13
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(88)%
Futures Contracts	(12)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.0%
Industrials	18.0%
Health Care	16.4%
Information Technology	13.0%
Consumer Discretionary	9.8%
Real Estate	6.0%
Energy	5.1%
Materials	4.5%
Consumer Staples	2.8%
Utilities	2.7%
Other	2.7%

Holdings

The Short Russell2000 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Russell2000 - RWM

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

RWM1124

Short S&P500®

SH - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Short S&P500® (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SH	$43	0.89%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$847,811,717
  Number of Portfolio Holdings20
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(93)%
Futures Contracts	(7)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	31.3%
Financials	13.9%
Consumer Discretionary	10.8%
Health Care	10.6%
Communication Services	8.9%
Industrials	8.6%
Consumer Staples	5.7%
Energy	3.4%
Utilities	2.5%
Real Estate	2.2%
Other	2.1%

Holdings

The Short S&P500® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short S&P500® - SH

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SH1124

Short SmallCap600

SBB - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Short SmallCap600 (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SBB	$45	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$5,505,252
  Number of Portfolio Holdings7
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.8%
Industrials	17.9%
Consumer Discretionary	14.1%
Health Care	11.2%
Information Technology	11.1%
Real Estate	7.2%
Materials	5.3%
Energy	4.7%
Communication Services	3.6%
Consumer Staples	2.9%
Other	2.2%

Holdings

The Short SmallCap600 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short SmallCap600 - SBB

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SBB1124

Ultra 7-10 Year Treasury

UST - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra 7-10 Year Treasury (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
UST	$49	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$24,513,228
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	198%
Futures Contracts	2%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
7-10 Year U.S. Treasury	100.0%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	78.3%
U.S. Treasury Bills	20.4%

Ultra 7-10 Year Treasury - UST

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UST1124

Ultra 20+ Year Treasury

UBT - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra 20+ Year Treasury (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
UBT	$49	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$137,652,781
  Number of Portfolio Holdings9
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	198%
Futures Contracts	2%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Largest Holdings

Holdings	% of Net Assets
U.S. Treasury Bills	53.9%
Repurchase Agreements with various counterparties	41.7%

Ultra 20+ Year Treasury - UBT

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UBT1124

Ultra Communication Services

LTL - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra Communication Services (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
LTL	$56	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$7,799,491
  Number of Portfolio Holdings28
  Portfolio Turnover Rate32%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	128%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Interactive Media & Services	38.6%
Entertainment	28.5%
Media	19.9%
Diversified Telecommunication Services	8.2%
Wireless Telecommunication Services	4.8%

Largest Holdings

Holdings	% of Net Assets
Meta Platforms, Inc., Class A	13.6%
Alphabet, Inc., Class A	7.3%
Alphabet, Inc., Class C	6.0%
Netflix, Inc.	5.0%
Walt Disney Co. (The)	3.7%
T-Mobile US, Inc.	3.5%
Take-Two Interactive Software, Inc.	3.5%
Charter Communications, Inc., Class A	3.4%
Electronic Arts, Inc.	3.2%
Comcast Corp., Class A	3.1%

Ultra Communication Services - LTL

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

LTL1124

Ultra Consumer Discretionary

UCC - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra Consumer Discretionary (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
UCC	$60	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$18,140,227
  Number of Portfolio Holdings57
  Portfolio Turnover Rate8%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	136%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Retailing	45.8%
Consumer Services	24.0%
Automobiles & Components	20.7%
Consumer Durables & Apparel	9.5%

Largest Holdings

Holdings	% of Net Assets
Amazon.com, Inc.	14.3%
Tesla, Inc.	11.2%
Home Depot, Inc. (The)	5.0%
Booking Holdings, Inc.	2.8%
McDonald's Corp.	2.5%
Lowe's Cos., Inc.	2.5%
TJX Cos., Inc. (The)	2.3%
Starbucks Corp.	1.9%
NIKE, Inc., Class B	1.5%
Chipotle Mexican Grill, Inc., Class A	1.4%

Ultra Consumer Discretionary - UCC

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UCC1124

Ultra Consumer Staples

UGE - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra Consumer Staples (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
UGE	$51	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$8,866,132
  Number of Portfolio Holdings46
  Portfolio Turnover Rate21%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
Swap Agreements	144%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Food, Beverage & Tobacco	46.6%
Food & Staples Retailing	30.1%
Household & Personal Products	23.3%

Largest Holdings

Holdings	% of Net Assets
Costco Wholesale Corp.	5.8%
Procter & Gamble Co. (The)	5.7%
Walmart, Inc.	5.4%
Coca-Cola Co. (The)	3.4%
PepsiCo, Inc.	3.0%
Philip Morris International, Inc.	2.8%
Altria Group, Inc.	2.8%
Colgate-Palmolive Co.	2.3%
Mondelez International, Inc., Class A	2.2%
Target Corp.	2.0%

Ultra Consumer Staples - UGE

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UGE1124

Ultra Dow30℠

DDM - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra Dow30℠ (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DDM	$55	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$491,337,855
  Number of Portfolio Holdings40
  Portfolio Turnover Rate6%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	117%
Futures Contracts	10%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	23.9%
Information Technology	19.4%
Health Care	15.7%
Consumer Discretionary	13.9%
Industrials	12.7%
Materials	5.4%
Consumer Staples	4.6%
Energy	2.2%
Communication Services	2.2%

Largest Holdings

Holdings	% of Net Assets
UnitedHealth Group, Inc.	6.1%
Goldman Sachs Group, Inc. (The)	6.1%
Home Depot, Inc. (The)	4.3%
Microsoft Corp.	4.3%
Caterpillar, Inc.	4.1%
Sherwin-Williams Co. (The)	4.0%
Salesforce, Inc.	3.3%
Visa, Inc., Class A	3.2%
American Express Co.	3.1%
McDonald's Corp.	3.0%

Ultra Dow30℠ - DDM

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

DDM1124

Ultra Energy

DIG - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra Energy (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DIG	$48	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$102,938,835
  Number of Portfolio Holdings31
  Portfolio Turnover Rate17%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	128%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Oil, Gas & Consumable Fuels	90.8%
Energy Equipment & Services	9.2%

Largest Holdings

Holdings	% of Net Assets
Exxon Mobil Corp.	15.4%
Chevron Corp.	11.2%
ConocoPhillips	5.7%
Williams Cos., Inc. (The)	3.5%
ONEOK, Inc.	3.3%
EOG Resources, Inc.	3.2%
Schlumberger NV	3.1%
Phillips 66	2.8%
Kinder Morgan, Inc.	2.7%
Marathon Petroleum Corp.	2.6%

Ultra Energy - DIG

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

DIG1124

Ultra Financials

UYG - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra Financials (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
UYG	$59	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$946,535,096
  Number of Portfolio Holdings85
  Portfolio Turnover Rate3%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Swap Agreements	144%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Diversified Financials	58.7%
Banks	25.6%
Insurance	15.7%

Largest Holdings

Holdings	% of Net Assets
Berkshire Hathaway, Inc., Class B	7.1%
JPMorgan Chase & Co.	5.7%
Visa, Inc., Class A	4.2%
Mastercard, Inc., Class A	3.5%
Bank of America Corp.	2.6%
Wells Fargo & Co.	2.1%
Goldman Sachs Group, Inc. (The)	1.5%
American Express Co.	1.4%
S&P Global, Inc.	1.3%
Morgan Stanley	1.3%

Ultra Financials - UYG

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UYG1124

Ultra FTSE China 50

XPP - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra FTSE China 50 (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
XPP	$52	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$18,122,249
  Number of Portfolio Holdings9
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	36.0%
Financials	29.0%
Communication Services	17.0%
Information Technology	5.6%
Energy	5.3%
Industrials	1.7%
Health Care	1.7%
Materials	1.6%
Real Estate	0.9%
Consumer Staples	0.8%
Other	0.4%

Largest Holdings

Holdings	% of Net Assets
U.S. Treasury Bills	66.1%
Repurchase Agreements with various counterparties	44.5%

Ultra FTSE China 50 - XPP

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

XPP1124

Ultra FTSE Europe

UPV - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra FTSE Europe (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
UPV	$45	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$4,401,526
  Number of Portfolio Holdings8
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	20.1%
Industrials	17.8%
Health Care	14.3%
Consumer Staples	9.7%
Consumer Discretionary	9.6%
Information Technology	7.4%
Materials	7.0%
Energy	4.7%
Utilities	4.0%
Communication Services	3.6%
Other	1.8%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	46.4%
U.S. Treasury Bills	29.4%

Country Weights

Country	% of Exposure
United Kingdom	25.5%
France	15.3%
Switzerland	14.3%
Germany	13.6%
Netherlands	6.3%
Sweden	5.6%
Denmark	4.8%
Spain	4.2%
Italy	3.9%
Belgium	1.7%
Other	4.8%

Ultra FTSE Europe - UPV

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UPV1124

Ultra Health Care

RXL - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra Health Care (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
RXL	$48	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$84,883,711
  Number of Portfolio Holdings71
  Portfolio Turnover Rate1%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	131%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Pharmaceuticals	30.3%
Health Care Providers & Services	22.2%
Health Care Equipment & Supplies	21.9%
Biotechnology	15.6%
Life Sciences Tools & Services	10.0%

Largest Holdings

Holdings	% of Net Assets
Eli Lilly & Co.	8.1%
UnitedHealth Group, Inc.	7.2%
Johnson & Johnson	4.8%
AbbVie, Inc.	4.2%
Merck & Co., Inc.	3.3%
Abbott Laboratories	2.7%
Thermo Fisher Scientific, Inc.	2.6%
Intuitive Surgical, Inc.	2.5%
Danaher Corp.	2.0%
Amgen, Inc.	2.0%

Ultra Health Care - RXL

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

RXL1124

Ultra High Yield

UJB - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra High Yield (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
UJB	$50	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$23,082,082
  Number of Portfolio Holdings7
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	199%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
High Yield	100.0%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	84.6%
U.S. Treasury Bills	8.2%

Ultra High Yield - UJB

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UJB1124

Ultra Industrials

UXI - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra Industrials (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
UXI	$55	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$27,577,901
  Number of Portfolio Holdings86
  Portfolio Turnover Rate1%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	140%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Capital Goods	67.7%
Transportation	17.7%
Commercial & Professional Services	14.6%

Largest Holdings

Holdings	% of Net Assets
General Electric Co.	2.8%
Caterpillar, Inc.	2.7%
RTX Corp.	2.3%
Honeywell International, Inc.	2.1%
Uber Technologies, Inc.	2.1%
Eaton Corp. plc	2.1%
Union Pacific Corp.	2.1%
Automatic Data Processing, Inc.	1.7%
Deere & Co.	1.7%
Boeing Co. (The)	1.6%

Ultra Industrials - UXI

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UXI1124

Ultra Materials

UYM - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra Materials (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
UYM	$49	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$45,271,329
  Number of Portfolio Holdings35
  Portfolio Turnover Rate16%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	131%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Chemicals	62.9%
Metals & Mining	15.2%
Containers & Packaging	13.5%
Construction Materials	8.4%

Largest Holdings

Holdings	% of Net Assets
Linde plc	11.9%
Sherwin-Williams Co. (The)	5.0%
Air Products and Chemicals, Inc.	4.0%
Freeport-McMoRan, Inc.	3.4%
Ecolab, Inc.	3.4%
Corteva, Inc.	3.3%
Vulcan Materials Co.	2.9%
Nucor Corp.	2.8%
Martin Marietta Materials, Inc.	2.8%
DuPont de Nemours, Inc.	2.7%

Ultra Materials - UYM

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UYM1124

Ultra MidCap400

MVV - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra MidCap400 (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
MVV	$53	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$178,920,638
  Number of Portfolio Holdings413
  Portfolio Turnover Rate9%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	120%
Futures Contracts	8%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	22.8%
Financials	18.0%
Consumer Discretionary	14.0%
Information Technology	9.8%
Health Care	9.1%
Real Estate	6.8%
Materials	6.5%
Energy	4.6%
Consumer Staples	4.5%
Utilities	2.6%
Other	1.3%

Largest Holdings

Holdings	% of Net Assets
EMCOR Group, Inc.	0.5%
Illumina, Inc.	0.5%
Williams-Sonoma, Inc.	0.5%
Lennox International, Inc.	0.5%
Carlisle Cos., Inc.	0.5%
Interactive Brokers Group, Inc., Class A	0.5%
Expand Energy Corp.	0.5%
Watsco, Inc.	0.4%
RB Global, Inc.	0.4%
Owens Corning	0.4%

Ultra MidCap400 - MVV

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

MVV1124

Ultra MSCI Brazil Capped

UBR - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra MSCI Brazil Capped (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
UBR	$42	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,702,382
  Number of Portfolio Holdings8
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	34.1%
Energy	18.7%
Materials	14.9%
Industrials	9.9%
Utilities	9.4%
Consumer Staples	7.4%
Health Care	2.0%
Communication Services	1.8%
Consumer Discretionary	1.1%
Information Technology	0.7%

Largest Holdings

Holdings	% of Net Assets
U.S. Treasury Bills	58.1%
Repurchase Agreements with various counterparties	16.2%

Ultra MSCI Brazil Capped - UBR

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UBR1124

Ultra MSCI EAFE

EFO - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra MSCI EAFE (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
EFO	$46	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$8,651,150
  Number of Portfolio Holdings8
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	21.7%
Industrials	17.7%
Health Care	12.9%
Consumer Discretionary	10.6%
Information Technology	8.5%
Consumer Staples	8.4%
Materials	6.3%
Communication Services	5.0%
Energy	3.5%
Utilities	3.3%
Other	2.1%

Largest Holdings

Holdings	% of Net Assets
U.S. Treasury Bills	34.5%
Repurchase Agreements with various counterparties	23.4%

Country Weights

Country	% of Exposure
Japan	22.8%
United Kingdom	15.0%
France	10.9%
Switzerland	9.7%
Germany	9.1%
Australia	7.8%
Netherlands	4.5%
Sweden	3.6%
Denmark	3.3%
Spain	2.7%
Other	10.6%

Ultra MSCI EAFE - EFO

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EFO1124

Ultra MSCI Emerging Markets

EET - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra MSCI Emerging Markets (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
EET	$48	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$17,586,951
  Number of Portfolio Holdings8
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	23.8%
Information Technology	23.4%
Consumer Discretionary	13.2%
Communication Services	9.3%
Industrials	6.8%
Materials	6.1%
Consumer Staples	4.9%
Energy	4.7%
Health Care	3.5%
Utilities	2.7%
Other	1.6%

Largest Holdings

Holdings	% of Net Assets
U.S. Treasury Bills	56.8%
Repurchase Agreements with various counterparties	44.7%

Country Weights

Country	% of Exposure
China	27.0%
India	19.9%
Taiwan	18.9%
South Korea	9.7%
Brazil	4.5%
Saudi Arabia	4.0%
South Africa	3.1%
Mexico	1.8%
Indonesia	1.6%
Malaysia	1.5%
Other	8.0%

Ultra MSCI Emerging Markets - EET

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EET1124

Ultra MSCI Japan

EZJ - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra MSCI Japan (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
EZJ	$47	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$7,428,129
  Number of Portfolio Holdings9
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	43%
Swap Agreements	157%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	23.3%
Consumer Discretionary	17.5%
Financials	16.0%
Information Technology	14.0%
Health Care	8.1%
Communication Services	7.3%
Consumer Staples	5.5%
Materials	4.0%
Real Estate	2.3%
Utilities	1.1%
Other	0.9%

Largest Holdings

Holdings	% of Net Assets
iShares MSCI Japan ETF	43.4%
Repurchase Agreements with various counterparties	24.7%
U.S. Treasury Bills	6.7%

Ultra MSCI Japan - EZJ

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EZJ1124

Ultra Nasdaq Biotechnology

BIB - The Nasdaq Stock Market

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra Nasdaq Biotechnology (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
BIB	$49	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$77,493,238
  Number of Portfolio Holdings223
  Portfolio Turnover Rate6%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	129%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Biotechnology	80.7%
Pharmaceuticals	14.5%
Life Sciences Tools & Services	4.1%
Health Care Providers & Services	0.5%
Health Care Equipment & Supplies	0.2%

Largest Holdings

Holdings	% of Net Assets
Gilead Sciences, Inc.	7.0%
Vertex Pharmaceuticals, Inc.	5.6%
Amgen, Inc.	5.1%
Regeneron Pharmaceuticals, Inc.	3.8%
AstraZeneca plc (ADR)	2.8%
Alnylam Pharmaceuticals, Inc.	2.4%
Biogen, Inc.	1.7%
Illumina, Inc.	1.7%
Argenx SE (ADR)	1.4%
Moderna, Inc.	1.2%

Ultra Nasdaq Biotechnology - BIB

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BIB1124

Ultra Nasdaq Cloud Computing

SKYU - The Nasdaq Stock Market

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra Nasdaq Cloud Computing (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SKYU	$66	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$2,473,891
  Number of Portfolio Holdings69
  Portfolio Turnover Rate29%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	142%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Software & Services	71.9%
Technology Hardware & Equipment	14.2%
Media & Entertainment	3.9%
Telecommunication Services	3.6%
Consumer Discretionary Distribution	3.6%
Commercial & Professional Services	1.4%
Financial Services	0.9%
Health Care Equipment & Services	0.5%

Largest Holdings

Holdings	% of Net Assets
AppLovin Corp., Class A	3.3%
Oracle Corp.	2.4%
Amazon.com, Inc.	2.1%
Lumen Technologies, Inc.	2.1%
Arista Networks, Inc.	2.1%
International Business Machines Corp.	2.0%
Alphabet, Inc., Class A	1.9%
Nutanix, Inc., Class A	1.9%
Pure Storage, Inc., Class A	1.9%
Microsoft Corp.	1.8%

Ultra Nasdaq Cloud Computing - SKYU

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SKYU1124

Ultra Nasdaq Cybersecurity

UCYB - The Nasdaq Stock Market

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra Nasdaq Cybersecurity (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
UCYB	$56	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$3,848,980
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Software & Services	67.9%
Technology Hardware & Equipment	12.4%
Commercial & Professional Services	8.9%
Semiconductors & Semiconductor	7.5%
Capital Goods	3.3%

Largest Holdings

Holdings	% of Net Assets
U.S. Treasury Bills	51.9%
Repurchase Agreements with various counterparties	23.8%

Ultra Nasdaq Cybersecurity - UCYB

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UCYB1124

Ultra QQQ

QLD - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra QQQ (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
QLD	$53	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$7,738,933,018
  Number of Portfolio Holdings122
  Portfolio Turnover Rate2%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	119%
Futures Contracts	7%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	49.3%
Communication Services	16.2%
Consumer Discretionary	14.5%
Consumer Staples	5.7%
Health Care	5.5%
Industrials	4.7%
Materials	1.4%
Utilities	1.3%
Energy	0.6%
Financials	0.6%
Other	0.2%

Largest Holdings

Holdings	% of Net Assets
Apple, Inc.	6.5%
NVIDIA Corp.	6.1%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.6%
Broadcom, Inc.	3.5%
Tesla, Inc.	3.0%
Costco Wholesale Corp.	2.0%
Alphabet, Inc., Class A	1.8%
Netflix, Inc.	1.8%

Ultra QQQ - QLD

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

QLD1124

Ultra Real Estate

URE - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra Real Estate (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
URE	$57	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$79,061,404
  Number of Portfolio Holdings41
  Portfolio Turnover Rate1%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Swap Agreements	137%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Specialized REITs	44.3%
Residential REITs	12.7%
Retail REITs	12.7%
Health Care REITs	12.2%
Industrial REITs	9.4%
Real Estate Management & Development	6.6%
Hotel & Resort REITs	1.1%
Office REITs	1.0%

Largest Holdings

Holdings	% of Net Assets
Prologis, Inc.	5.9%
American Tower Corp.	5.3%
Equinix, Inc.	5.1%
Welltower, Inc.	4.4%
Digital Realty Trust, Inc.	3.3%
Simon Property Group, Inc.	3.1%
Public Storage	3.0%
Realty Income Corp.	2.8%
Crown Castle, Inc.	2.5%
CBRE Group, Inc., Class A	2.3%

Ultra Real Estate - URE

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

URE1124

Ultra Russell2000

UWM - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra Russell2000 (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
UWM	$55	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$595,208,383
  Number of Portfolio Holdings1,982
  Portfolio Turnover Rate9%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	123%
Futures Contracts	5%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.0%
Industrials	18.0%
Health Care	16.4%
Information Technology	13.0%
Consumer Discretionary	9.8%
Real Estate	6.0%
Energy	5.1%
Materials	4.5%
Consumer Staples	2.8%
Utilities	2.7%
Other	2.7%

Largest Holdings

Holdings	% of Net Assets
FTAI Aviation Ltd.	0.4%
Sprouts Farmers Market, Inc.	0.4%
Insmed, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Fluor Corp.	0.2%
Rocket Lab USA, Inc.	0.2%
Carpenter Technology Corp.	0.2%
Mueller Industries, Inc.	0.2%
REVOLUTION Medicines, Inc.	0.2%

Ultra Russell2000 - UWM

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UWM1124

Ultra S&P500®

SSO - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra S&P500® (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SSO	$50	0.87%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$5,889,946,443
  Number of Portfolio Holdings523
  Portfolio Turnover Rate2%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	123%
Futures Contracts	12%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	31.3%
Financials	13.9%
Consumer Discretionary	10.8%
Health Care	10.6%
Communication Services	8.9%
Industrials	8.6%
Consumer Staples	5.7%
Energy	3.4%
Utilities	2.5%
Real Estate	2.2%
Other	2.1%

Largest Holdings

Holdings	% of Net Assets
Apple, Inc.	4.6%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.0%
Amazon.com, Inc.	2.5%
Meta Platforms, Inc., Class A	1.6%
Alphabet, Inc., Class A	1.3%
Tesla, Inc.	1.2%
Berkshire Hathaway, Inc., Class B	1.1%
Alphabet, Inc., Class C	1.0%
Broadcom, Inc.	0.9%

Ultra S&P500® - SSO

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SSO1124

Ultra Semiconductors

USD - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra Semiconductors (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
USD	$49	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,167,336,654
  Number of Portfolio Holdings44
  Portfolio Turnover Rate61%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Swap Agreements	144%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Semiconductors & Semiconductor Equipment	100.0%

Largest Holdings

Holdings	% of Net Assets
NVIDIA Corp.	33.7%
Broadcom, Inc.	7.5%
Advanced Micro Devices, Inc.	2.2%
Texas Instruments, Inc.	1.8%
QUALCOMM, Inc.	1.7%
Applied Materials, Inc.	1.4%
Micron Technology, Inc.	1.1%
Analog Devices, Inc.	1.1%
Intel Corp.	1.0%
Lam Research Corp.	1.0%

Ultra Semiconductors - USD

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

USD1124

Ultra SmallCap600

SAA - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra SmallCap600 (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SAA	$54	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$44,324,789
  Number of Portfolio Holdings610
  Portfolio Turnover Rate15%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	134%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.8%
Industrials	17.9%
Consumer Discretionary	14.1%
Health Care	11.2%
Information Technology	11.1%
Real Estate	7.2%
Materials	5.3%
Energy	4.7%
Communication Services	3.6%
Consumer Staples	2.9%
Other	2.2%

Largest Holdings

Holdings	% of Net Assets
Carpenter Technology Corp.	0.4%
Comerica, Inc.	0.4%
SPX Technologies, Inc.	0.4%
Bath & Body Works, Inc.	0.4%
MARA Holdings, Inc.	0.4%
Glaukos Corp.	0.4%
Robert Half, Inc.	0.3%
Jackson Financial, Inc., Class A	0.3%
ATI, Inc.	0.3%
Lumen Technologies, Inc.	0.3%

Ultra SmallCap600 - SAA

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SAA1124

Ultra Technology

ROM - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra Technology (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ROM	$52	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$748,719,379
  Number of Portfolio Holdings80
  Portfolio Turnover Rate41%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	123%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Software & Services	41.5%
Semiconductors & Semiconductor Equipment	33.6%
Technology Hardware & Equipment	24.9%

Largest Holdings

Holdings	% of Net Assets
Apple, Inc.	11.4%
NVIDIA Corp.	10.7%
Microsoft Corp.	9.9%
Broadcom, Inc.	3.1%
Salesforce, Inc.	2.6%
Oracle Corp.	2.4%
Cisco Systems, Inc.	2.0%
Adobe, Inc.	1.9%
Accenture plc, Class A	1.9%
Advanced Micro Devices, Inc.	1.8%

Ultra Technology - ROM

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ROM1124

Ultra Utilities

UPW - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra Utilities (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
UPW	$54	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$23,608,545
  Number of Portfolio Holdings38
  Portfolio Turnover Rate12%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	141%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Electric Utilities	64.4%
Multi-Utilities	26.5%
Independent Power and Renewable Electricity Producers	5.1%
Water Utilities	2.1%
Gas Utilities	1.9%

Largest Holdings

Holdings	% of Net Assets
NextEra Energy, Inc.	7.7%
Southern Co. (The)	4.6%
Duke Energy Corp.	4.3%
Constellation Energy Corp.	3.8%
Sempra	2.8%
Vistra Corp.	2.6%
American Electric Power Co., Inc.	2.5%
Dominion Energy, Inc.	2.3%
Public Service Enterprise Group, Inc.	2.2%
PG&E Corp.	2.2%

Ultra Utilities - UPW

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UPW1124

UltraPro Dow30℠

UDOW - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraPro Dow30℠ (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
UDOW	$59	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$787,298,255
  Number of Portfolio Holdings44
  Portfolio Turnover Rate13%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	44%
Swap Agreements	247%
Futures Contracts	9%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	23.9%
Information Technology	19.4%
Health Care	15.7%
Consumer Discretionary	13.9%
Industrials	12.7%
Materials	5.4%
Consumer Staples	4.6%
Energy	2.2%
Communication Services	2.2%

Largest Holdings

Holdings	% of Net Assets
UnitedHealth Group, Inc.	3.7%
Goldman Sachs Group, Inc. (The)	3.7%
Home Depot, Inc. (The)	2.6%
Microsoft Corp.	2.6%
Caterpillar, Inc.	2.5%
Sherwin-Williams Co. (The)	2.4%
Salesforce, Inc.	2.0%
Visa, Inc., Class A	1.9%
American Express Co.	1.9%
McDonald's Corp.	1.8%

UltraPro Dow30℠ - UDOW

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UDOW1124

UltraPro MidCap400

UMDD - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraPro MidCap400 (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
UMDD	$55	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$46,408,000
  Number of Portfolio Holdings415
  Portfolio Turnover Rate48%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	55%
Swap Agreements	236%
Futures Contracts	9%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	22.8%
Financials	18.0%
Consumer Discretionary	14.0%
Information Technology	9.8%
Health Care	9.1%
Real Estate	6.8%
Materials	6.5%
Energy	4.6%
Consumer Staples	4.5%
Utilities	2.6%
Other	1.3%

Largest Holdings

Holdings	% of Net Assets
EMCOR Group, Inc.	0.4%
Illumina, Inc.	0.4%
Williams-Sonoma, Inc.	0.4%
Lennox International, Inc.	0.4%
Carlisle Cos., Inc.	0.4%
Interactive Brokers Group, Inc., Class A	0.4%
Expand Energy Corp.	0.4%
Watsco, Inc.	0.3%
RB Global, Inc.	0.3%
Owens Corning	0.3%

UltraPro MidCap400 - UMDD

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UMDD1124

UltraPro QQQ

TQQQ - The Nasdaq Stock Market

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraPro QQQ (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
TQQQ	$47	0.82%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$25,366,163,854
  Number of Portfolio Holdings132
  Portfolio Turnover Rate12%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	36%
Swap Agreements	252%
Futures Contracts	12%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	49.3%
Communication Services	16.2%
Consumer Discretionary	14.5%
Consumer Staples	5.7%
Health Care	5.5%
Industrials	4.7%
Materials	1.4%
Utilities	1.3%
Energy	0.6%
Financials	0.6%
Other	0.2%

Largest Holdings

Holdings	% of Net Assets
Apple, Inc.	3.1%
NVIDIA Corp.	2.9%
Microsoft Corp.	2.7%
Amazon.com, Inc.	1.9%
Meta Platforms, Inc., Class A	1.7%
Broadcom, Inc.	1.7%
Tesla, Inc.	1.4%
Costco Wholesale Corp.	1.0%
Alphabet, Inc., Class A	0.9%
Netflix, Inc.	0.9%

UltraPro QQQ - TQQQ

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TQQQ1124

UltraPro Russell2000

URTY - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraPro Russell2000 (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
URTY	$58	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$546,440,019
  Number of Portfolio Holdings1,985
  Portfolio Turnover Rate46%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	54%
Swap Agreements	239%
Futures Contracts	7%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.0%
Industrials	18.0%
Health Care	16.4%
Information Technology	13.0%
Consumer Discretionary	9.8%
Real Estate	6.0%
Energy	5.1%
Materials	4.5%
Consumer Staples	2.8%
Utilities	2.7%
Other	2.7%

Largest Holdings

Holdings	% of Net Assets
FTAI Aviation Ltd.	0.3%
Sprouts Farmers Market, Inc.	0.3%
Insmed, Inc.	0.2%
Vaxcyte, Inc.	0.2%
Applied Industrial Technologies, Inc.	0.2%
Fluor Corp.	0.2%
Rocket Lab USA, Inc.	0.2%
Carpenter Technology Corp.	0.2%
Mueller Industries, Inc.	0.2%
REVOLUTION Medicines, Inc.	0.2%

UltraPro Russell2000 - URTY

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

URTY1124

UltraPro S&P500®

UPRO - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraPro S&P500® (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
UPRO	$54	0.90%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$4,505,603,698
  Number of Portfolio Holdings525
  Portfolio Turnover Rate4%

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Swap Agreements	236%
Futures Contracts	13%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	31.3%
Financials	13.9%
Consumer Discretionary	10.8%
Health Care	10.6%
Communication Services	8.9%
Industrials	8.6%
Consumer Staples	5.7%
Energy	3.4%
Utilities	2.5%
Real Estate	2.2%
Other	2.1%

Largest Holdings

Holdings	% of Net Assets
Apple, Inc.	3.6%
NVIDIA Corp.	3.4%
Microsoft Corp.	3.1%
Amazon.com, Inc.	1.9%
Meta Platforms, Inc., Class A	1.2%
Alphabet, Inc., Class A	1.0%
Tesla, Inc.	0.9%
Berkshire Hathaway, Inc., Class B	0.9%
Alphabet, Inc., Class C	0.8%
Broadcom, Inc.	0.7%

UltraPro S&P500® - UPRO

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UPRO1124

UltraPro Short 20+ Year Treasury

TTT - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraPro Short 20+ Year Treasury (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
TTT	$44	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$28,481,768
  Number of Portfolio Holdings10
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(298)%
Futures Contracts	(3)%
Total	(301)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Holdings

The UltraPro Short 20+ Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraPro Short 20+ Year Treasury - TTT

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TTT1124

UltraPro Short Dow30℠

SDOW - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraPro Short Dow30℠ (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SDOW	$39	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$265,775,230
  Number of Portfolio Holdings15
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(291)%
Futures Contracts	(9)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	23.9%
Information Technology	19.4%
Health Care	15.7%
Consumer Discretionary	13.9%
Industrials	12.7%
Materials	5.4%
Consumer Staples	4.6%
Energy	2.2%
Communication Services	2.2%

Holdings

The UltraPro Short Dow30℠ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraPro Short Dow30℠ - SDOW

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SDOW1124

UltraPro Short MidCap400

SMDD - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraPro Short MidCap400 (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SMDD	$40	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$3,039,439
  Number of Portfolio Holdings10
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(289)%
Futures Contracts	(11)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	22.8%
Financials	18.0%
Consumer Discretionary	14.0%
Information Technology	9.8%
Health Care	9.1%
Real Estate	6.8%
Materials	6.5%
Energy	4.6%
Consumer Staples	4.5%
Utilities	2.6%
Other	1.3%

Holdings

The UltraPro Short MidCap400 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraPro Short MidCap400 - SMDD

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SMDD1124

UltraPro Short QQQ

SQQQ - The Nasdaq Stock Market

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraPro Short QQQ (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SQQQ	$40	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$2,052,161,387
  Number of Portfolio Holdings26
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(290)%
Futures Contracts	(10)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	49.3%
Communication Services	16.2%
Consumer Discretionary	14.5%
Consumer Staples	5.7%
Health Care	5.5%
Industrials	4.7%
Materials	1.4%
Utilities	1.3%
Energy	0.6%
Financials	0.6%
Other	0.2%

Holdings

The UltraPro Short QQQ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraPro Short QQQ - SQQQ

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SQQQ1124

UltraPro Short Russell2000

SRTY - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraPro Short Russell2000 (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SRTY	$37	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$66,487,348
  Number of Portfolio Holdings15
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(287)%
Futures Contracts	(13)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.0%
Industrials	18.0%
Health Care	16.4%
Information Technology	13.0%
Consumer Discretionary	9.8%
Real Estate	6.0%
Energy	5.1%
Materials	4.5%
Consumer Staples	2.8%
Utilities	2.7%
Other	2.7%

Holdings

The UltraPro Short Russell2000 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraPro Short Russell2000 - SRTY

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SRTY1124

UltraPro Short S&P500®

SPXU - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraPro Short S&P500® (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SPXU	$38	0.91%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$457,366,359
  Number of Portfolio Holdings22
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(290)%
Futures Contracts	(10)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	31.3%
Financials	13.9%
Consumer Discretionary	10.8%
Health Care	10.6%
Communication Services	8.9%
Industrials	8.6%
Consumer Staples	5.7%
Energy	3.4%
Utilities	2.5%
Real Estate	2.2%
Other	2.1%

Holdings

The UltraPro Short S&P500® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraPro Short S&P500® - SPXU

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SPXU1124

UltraShort 7-10 Year Treasury

PST - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort 7-10 Year Treasury (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
PST	$47	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$15,061,618
  Number of Portfolio Holdings7
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(198)%
Futures Contracts	(3)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
7-10 Year U.S. Treasury	100.0%

Holdings

The UltraShort 7-10 Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort 7-10 Year Treasury - PST

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

PST1124

UltraShort 20+ Year Treasury

TBT - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort 20+ Year Treasury (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
TBT	$45	0.93%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$291,305,426
  Number of Portfolio Holdings13
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(198)%
Futures Contracts	(3)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Holdings

The UltraShort 20+ Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort 20+ Year Treasury - TBT

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TBT1124

UltraShort Consumer Discretionary

SCC - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort Consumer Discretionary (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SCC	$39	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,032,163
  Number of Portfolio Holdings7
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Retailing	45.8%
Consumer Services	24.0%
Automobiles & Components	20.7%
Consumer Durables & Apparel	9.5%

Holdings

The UltraShort Consumer Discretionary primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Consumer Discretionary - SCC

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SCC1124

UltraShort Consumer Staples

SZK - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort Consumer Staples (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SZK	$45	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$590,320
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Food, Beverage & Tobacco	46.6%
Food & Staples Retailing	30.1%
Household & Personal Products	23.3%

Holdings

The UltraShort Consumer Staples primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Consumer Staples - SZK

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SZK1124

UltraShort Dow30℠

DXD - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort Dow30℠ (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DXD	$42	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$60,316,976
  Number of Portfolio Holdings11
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(190)%
Futures Contracts	(10)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	23.9%
Information Technology	19.4%
Health Care	15.7%
Consumer Discretionary	13.9%
Industrials	12.7%
Materials	5.4%
Consumer Staples	4.6%
Energy	2.2%
Communication Services	2.2%

Holdings

The UltraShort Dow30℠ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Dow30℠ - DXD

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

DXD1124

UltraShort Energy

DUG - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort Energy (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
DUG	$46	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$20,931,532
  Number of Portfolio Holdings7
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Oil, Gas & Consumable Fuels	90.8%
Energy Equipment & Services	9.2%

Holdings

The UltraShort Energy primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Energy - DUG

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

DUG1124

UltraShort Financials

SKF - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort Financials (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SKF	$40	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$10,116,009
  Number of Portfolio Holdings11
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Diversified Financials	58.7%
Banks	25.6%
Insurance	15.7%

Holdings

The UltraShort Financials primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Financials - SKF

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SKF1124

UltraShort FTSE China 50

FXP - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort FTSE China 50 (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
FXP	$40	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$11,495,541
  Number of Portfolio Holdings10
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Consumer Discretionary	36.0%
Financials	29.0%
Communication Services	17.0%
Information Technology	5.6%
Energy	5.3%
Industrials	1.7%
Health Care	1.7%
Materials	1.6%
Real Estate	0.9%
Consumer Staples	0.8%
Other	0.4%

Holdings

The UltraShort FTSE China 50 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort FTSE China 50 - FXP

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

FXP1124

UltraShort FTSE Europe

EPV - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort FTSE Europe (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
EPV	$50	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$21,014,977
  Number of Portfolio Holdings7
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	20.1%
Industrials	17.8%
Health Care	14.3%
Consumer Staples	9.7%
Consumer Discretionary	9.6%
Information Technology	7.4%
Materials	7.0%
Energy	4.7%
Utilities	4.0%
Communication Services	3.6%
Other	1.8%

Holdings

The UltraShort FTSE Europe primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Country Weights

Country	% of Exposure
United Kingdom	25.5%
France	15.3%
Switzerland	14.3%
Germany	13.6%
Netherlands	6.3%
Sweden	5.6%
Denmark	4.8%
Spain	4.2%
Italy	3.9%
Belgium	1.7%
Other	4.8%

UltraShort FTSE Europe - EPV

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EPV1124

UltraShort Health Care

RXD - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort Health Care (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
RXD	$47	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,368,926
  Number of Portfolio Holdings8
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Pharmaceuticals	30.3%
Health Care Providers & Services	22.2%
Health Care Equipment & Supplies	21.9%
Biotechnology	15.6%
Life Sciences Tools & Services	10.0%

Holdings

The UltraShort Health Care primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Health Care - RXD

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

RXD1124

UltraShort Industrials

SIJ - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort Industrials (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SIJ	$42	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,189,512
  Number of Portfolio Holdings7
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Capital Goods	67.7%
Transportation	17.7%
Commercial & Professional Services	14.6%

Holdings

The UltraShort Industrials primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Industrials - SIJ

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SIJ1124

UltraShort Materials

SMN - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort Materials (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SMN	$46	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$738,269
  Number of Portfolio Holdings7
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Chemicals	62.9%
Metals & Mining	15.2%
Containers & Packaging	13.5%
Construction Materials	8.4%

Holdings

The UltraShort Materials primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Materials - SMN

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SMN1124

UltraShort MidCap400

MZZ - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort MidCap400 (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
MZZ	$43	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$965,800
  Number of Portfolio Holdings7
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	22.8%
Financials	18.0%
Consumer Discretionary	14.0%
Information Technology	9.8%
Health Care	9.1%
Real Estate	6.8%
Materials	6.5%
Energy	4.6%
Consumer Staples	4.5%
Utilities	2.6%
Other	1.3%

Holdings

The UltraShort MidCap400 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort MidCap400 - MZZ

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

MZZ1124

UltraShort MSCI Brazil Capped

BZQ - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort MSCI Brazil Capped (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
BZQ	$54	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$8,949,083
  Number of Portfolio Holdings8
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	34.1%
Energy	18.7%
Materials	14.9%
Industrials	9.9%
Utilities	9.4%
Consumer Staples	7.4%
Health Care	2.0%
Communication Services	1.8%
Consumer Discretionary	1.1%
Information Technology	0.7%

Holdings

The UltraShort MSCI Brazil Capped primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort MSCI Brazil Capped - BZQ

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BZQ1124

UltraShort MSCI EAFE

EFU - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort MSCI EAFE (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
EFU	$49	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,048,793
  Number of Portfolio Holdings7
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	21.7%
Industrials	17.7%
Health Care	12.9%
Consumer Discretionary	10.6%
Information Technology	8.5%
Consumer Staples	8.4%
Materials	6.3%
Communication Services	5.0%
Energy	3.5%
Utilities	3.3%
Other	2.1%

Holdings

The UltraShort MSCI EAFE primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Country Weights

Country	% of Exposure
Japan	22.8%
United Kingdom	15.0%
France	10.9%
Switzerland	9.7%
Germany	9.1%
Australia	7.8%
Netherlands	4.5%
Sweden	3.6%
Denmark	3.3%
Spain	2.7%
Other	10.6%

UltraShort MSCI EAFE - EFU

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EFU1124

UltraShort MSCI Emerging Markets

EEV - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort MSCI Emerging Markets (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
EEV	$46	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$4,741,060
  Number of Portfolio Holdings7
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	23.8%
Information Technology	23.4%
Consumer Discretionary	13.2%
Communication Services	9.3%
Industrials	6.8%
Materials	6.1%
Consumer Staples	4.9%
Energy	4.7%
Health Care	3.5%
Utilities	2.7%
Other	1.6%

Holdings

The UltraShort MSCI Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Country Weights

Country	% of Exposure
China	27.0%
India	19.9%
Taiwan	18.9%
South Korea	9.7%
Brazil	4.5%
Saudi Arabia	4.0%
South Africa	3.1%
Mexico	1.8%
Indonesia	1.6%
Malaysia	1.5%
Other	8.0%

UltraShort MSCI Emerging Markets - EEV

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EEV1124

UltraShort MSCI Japan

EWV - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort MSCI Japan (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
EWV	$47	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$6,464,513
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Industrials	23.3%
Consumer Discretionary	17.5%
Financials	16.0%
Information Technology	14.0%
Health Care	8.1%
Communication Services	7.3%
Consumer Staples	5.5%
Materials	4.0%
Real Estate	2.3%
Utilities	1.1%
Other	0.9%

Holdings

The UltraShort MSCI Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort MSCI Japan - EWV

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EWV1124

UltraShort Nasdaq Biotechnology

BIS - The Nasdaq Stock Market

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort Nasdaq Biotechnology (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
BIS	$45	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$3,511,018
  Number of Portfolio Holdings8
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Biotechnology	80.7%
Pharmaceuticals	14.5%
Life Sciences Tools & Services	4.1%
Health Care Providers & Services	0.5%
Health Care Equipment & Supplies	0.2%

Holdings

The UltraShort Nasdaq Biotechnology primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Nasdaq Biotechnology - BIS

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BIS1124

UltraShort QQQ

QID - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort QQQ (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
QID	$43	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$224,201,857
  Number of Portfolio Holdings17
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(190)%
Futures Contracts	(10)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	49.3%
Communication Services	16.2%
Consumer Discretionary	14.5%
Consumer Staples	5.7%
Health Care	5.5%
Industrials	4.7%
Materials	1.4%
Utilities	1.3%
Energy	0.6%
Financials	0.6%
Other	0.2%

Holdings

The UltraShort QQQ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort QQQ - QID

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

QID1124

UltraShort Real Estate

SRS - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort Real Estate (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SRS	$41	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$23,728,144
  Number of Portfolio Holdings8
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Specialized REITs	44.3%
Residential REITs	12.7%
Retail REITs	12.7%
Health Care REITs	12.2%
Industrial REITs	9.4%
Real Estate Management & Development	6.6%
Hotel & Resort REITs	1.1%
Office REITs	1.0%

Holdings

The UltraShort Real Estate primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Real Estate - SRS

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SRS1124

UltraShort Russell2000

TWM - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort Russell2000 (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
TWM	$41	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$47,643,649
  Number of Portfolio Holdings14
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(188)%
Futures Contracts	(12)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.0%
Industrials	18.0%
Health Care	16.4%
Information Technology	13.0%
Consumer Discretionary	9.8%
Real Estate	6.0%
Energy	5.1%
Materials	4.5%
Consumer Staples	2.8%
Utilities	2.7%
Other	2.7%

Holdings

The UltraShort Russell2000 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Russell2000 - TWM

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TWM1124

UltraShort S&P500®

SDS - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort S&P500® (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SDS	$41	0.91%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$393,401,368
  Number of Portfolio Holdings18
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(191)%
Futures Contracts	(9)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Information Technology	31.3%
Financials	13.9%
Consumer Discretionary	10.8%
Health Care	10.6%
Communication Services	8.9%
Industrials	8.6%
Consumer Staples	5.7%
Energy	3.4%
Utilities	2.5%
Real Estate	2.2%
Other	2.1%

Holdings

The UltraShort S&P500® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort S&P500® - SDS

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SDS1124

UltraShort Semiconductors

SSG - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort Semiconductors (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SSG	$39	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$8,546,654
  Number of Portfolio Holdings12
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Semiconductors & Semiconductor Equipment	100.0%

Holdings

The UltraShort Semiconductors primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Semiconductors - SSG

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SSG1124

UltraShort SmallCap600

SDD - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort SmallCap600 (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SDD	$41	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,492,805
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Financials	19.8%
Industrials	17.9%
Consumer Discretionary	14.1%
Health Care	11.2%
Information Technology	11.1%
Real Estate	7.2%
Materials	5.3%
Energy	4.7%
Communication Services	3.6%
Consumer Staples	2.9%
Other	2.2%

Holdings

The UltraShort SmallCap600 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort SmallCap600 - SDD

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SDD1124

UltraShort Technology

REW - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort Technology (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
REW	$42	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$3,628,948
  Number of Portfolio Holdings11
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Software & Services	41.5%
Semiconductors & Semiconductor Equipment	33.6%
Technology Hardware & Equipment	24.9%

Holdings

The UltraShort Technology primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Technology - REW

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

REW1124

UltraShort Utilities

SDP - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort Utilities (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SDP	$42	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$2,258,660
  Number of Portfolio Holdings6
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Sector	% of Exposure
Electric Utilities	64.4%
Multi-Utilities	26.5%
Independent Power and Renewable Electricity Producers	5.1%
Water Utilities	2.1%
Gas Utilities	1.9%

Holdings

The UltraShort Utilities primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Utilities - SDP

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SDP1124

Bitcoin & Ether Equal Weight ETF

BETE - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Bitcoin & Ether Equal Weight ETF (the “Fund”) (formerly known as Bitcoin & Ether Equal Weight Strategy ETF) for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
BETE	$51	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$11,159,978
  Number of Portfolio Holdings3
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	101%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Ether	52%
Bitcoin	49%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	61.4%

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2024. Effective on or about September 27, 2024, the Fund’s name changed from ProShares Bitcoin & Ether Equal Weight Strategy ETF to ProShares Bitcoin & Ether Equal Weight ETF, and has as a Principal Investment Strategy that the Fund will invest, under normal circumstances, at least 80% of its total assets in instruments that provide exposure to bitcoin or ether or in instruments with similar economic characteristics. For more complete information, you may review the Fund’s prospectus, dated September 27, 2024, available at www.proshares.com or upon request at 888-776-5125.

Bitcoin & Ether Equal Weight ETF - BETE

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BETE1124

Bitcoin & Ether Market Cap Weight ETF

BETH - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Bitcoin & Ether Market Cap Weight ETF (the “Fund”) (formerly known as Bitcoin & Ether Market Cap Weight Strategy ETF) for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
BETH	$54	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$12,843,545
  Number of Portfolio Holdings3
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Bitcoin	80%
Ether	20%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	62.6%

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2024. Effective on or about September 27, 2024, the Fund’s name changed from ProShares Bitcoin & Ether Market Cap Weight Strategy ETF to ProShares Bitcoin & Ether Market Cap Weight ETF, and has as a Principal Investment Strategy that the Fund will invest, under normal circumstances, at least 80% of its total assets in instruments that provide exposure to bitcoin or ether or in instruments with similar economic characteristics. For more complete information, you may review the Fund’s prospectus, dated September 27, 2024, available at www.proshares.com or upon request at 888-776-5125.

Bitcoin & Ether Market Cap Weight ETF - BETH

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BETH1124

Bitcoin ETF

BITO - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Bitcoin ETF (the “Fund”) (formerly known as Bitcoin Strategy ETF) for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
BITO	$57	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$2,737,184,893
  Number of Portfolio Holdings4
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	4%
Futures Contracts	92%
Total	96%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Bitcoin	96%

Largest Holdings

Holdings	% of Net Assets
U.S. Treasury Bills	58.0%
Repurchase Agreements with various counterparties	7.7%

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2024. Effective on or about September 27, 2024, the Fund’s name changed from ProShares Bitcoin Strategy ETF to ProShares Bitcoin ETF, and has as a Principal Investment Strategy that the Fund will invest, under normal circumstances, at least 80% of its total assets in instruments that provide exposure to bitcoin and/or in instruments with similar economic characteristics. For more complete information, you may review the Fund’s prospectus, dated September 27, 2024, available at www.proshares.com or upon request at 888-776-5125.

Bitcoin ETF - BITO

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BITO1124

Ether ETF

EETH - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ether ETF (the “Fund”) (formerly known as Ether Strategy ETF) for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/shareholder_reports.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
EETH	$46	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$95,443,435
  Number of Portfolio Holdings3
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Ether	100%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	40.8%
U.S. Treasury Bills	20.8%

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2024. Effective on or about September 27, 2024, the Fund’s name changed from ProShares Ether Strategy ETF to ProShares Ether ETF, and has as a Principal Investment Strategy that the Fund will invest, under normal circumstances, at least 80% of its total assets in instruments that provide exposure to ether and/or in instruments with similar economic characteristics. For more complete information, you may review the Fund’s prospectus, dated September 27, 2024, available at www.proshares.com or upon request at 888-776-5125.

Ether ETF - EETH

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EETH1124

Short Bitcoin ETF

BITI - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Short Bitcoin ETF (the “Fund”) (formerly known as Short Bitcoin Strategy ETF) for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
BITI	$41	1.00%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$99,669,170
  Number of Portfolio Holdings3
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Bitcoin	100%

Holdings

The Short Bitcoin ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2024. Effective on or about September 27, 2024, the Fund’s name changed from ProShares Short Bitcoin Strategy ETF to ProShares Short Bitcoin ETF. Additionally, in the Fund’s Investment Objective, the Fund’s underlying index changed from the Bloomberg Galaxy Bitcoin Index to the Bloomberg Bitcoin Index, and the Fund has as a Principal Investment Strategy that the Fund, under normal circumstances, will invest at least 80% of the Fund’s assets in, or provide exposure to, financial instruments that the Fund's advisor believes, in combination, should produce daily returns consistent with the Fund's daily performance target. For more complete information, you may review the Fund’s prospectus, dated September 27, 2024, available at www.proshares.com or upon request at 888-776-5125.

Short Bitcoin ETF - BITI

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BITI1124

Short Ether ETF

SETH - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Short Ether ETF (the “Fund”) (formerly known as Short Ether Strategy ETF) for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SETH	$45	0.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$4,393,344
  Number of Portfolio Holdings3
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Ether	100%

Holdings

The Short Ether ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

This is a summary of certain changes to the Fund since May 31, 2024. Effective on or about September 27, 2024, the Fund’s name changed from ProShares Short Ether Strategy ETF to ProShares Short Ether ETF. Additionally, in the Fund’s Investment Objective, the Fund’s underlying index changed from the Bloomberg Galaxy Ethereum Index to the Bloomberg Ethereum Index, and the Fund has as a Principal Investment Strategy that the Fund, under normal circumstances, will invest at least 80% of the Fund’s assets in, or provide exposure to, financial instruments that the Fund's advisor believes, in combination, should produce daily returns consistent with the Fund's daily performance target. For more complete information, you may review the Fund’s prospectus, dated September 27, 2024, available at www.proshares.com or upon request at 888-776-5125.

Short Ether ETF - SETH

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SETH1124

Ultra Bitcoin ETF

BITU - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra Bitcoin ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
BITU	$63	0.97%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,175,958,972
  Number of Portfolio Holdings5
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	74%
Futures Contracts	127%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Bitcoin	201%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	11.7%

Ultra Bitcoin ETF - BITU

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BITU1124

Ultra Ether ETF

ETHT - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about Ultra Ether ETF (the “Fund”)  for the period of June 6, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ETHT	$38	0.94%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2024. Expenses would be higher if the Fund had been in operations for the six month period.
Footnote*	Annualized

Key Fund Statistics

  Net Assets$151,894,751
  Number of Portfolio Holdings2
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Ether	200%

Largest Holdings

Holdings	% of Net Assets
Repurchase Agreements with various counterparties	16.5%

Ultra Ether ETF - ETHT

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ETHT1124

UltraShort Bitcoin ETF

SBIT - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort Bitcoin ETF (the “Fund”)  for the period of June 1, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
SBIT	$31	0.96%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$52,306,369
  Number of Portfolio Holdings5
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(174)%
Futures Contracts	(25)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Bitcoin	199%

Holdings

The UltraShort Bitcoin ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Bitcoin ETF - SBIT

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SBIT1124

UltraShort Ether ETF

ETHD - NYSE Arca

Semi-annual Shareholder Report  — November 30, 2024

This Semi-annual shareholder report contains important information about UltraShort Ether ETF (the “Fund”)  for the period of June 6, 2024 to November 30, 2024. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: https://www.proshares.com/geared_shareholder_reports.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ETHD	$38	0.99%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through November 30, 2024. Expenses would be higher if the Fund had been in operations for the six month period.
Footnote*	Annualized

Key Fund Statistics

  Net Assets$3,666,280
  Number of Portfolio Holdings3
  Portfolio Turnover Rate-%

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(196)%
Total	(196)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Weights as a % of Net Assets

Ether	196%

Holdings

The UltraShort Ether ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Ether ETF - ETHD

Semi-annual Shareholder Report  — November 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ETHD1124

        (b)   Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not applicable.
Item 2. Code of Ethics.
Disclosure required in Registrant’s annual Form N-CSR filing.
Item 3. Audit Committee Financial Expert.
Disclosure required in Registrant’s annual Form N-CSR filing.
Item 4. Principal Accountant Fees and Services.
Disclosure required in Registrant’s annual Form N-CSR filing.
Item 5. Audit Committee of Listed Registrants.
Disclosure required in Registrant’s annual Form N-CSR filing.
Item 6. Investments
        (a)           Schedule I – Investments in securities of unaffiliated issuers are included in item 7.
        (b)           Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.
Not applicable.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
        (a)           Semi-Annual financial statements are included below.
        (b)           Financial highlights are included below.
Proshares Trust
Distributor: SEI Investments Distribution Co.
Semiannual Financial Statements and Additional Information
NOVEMBER 30, 2024 (UNAUDITED)
Big Data Refiners ETF DAT
Decline of the Retail Store ETF EMTY
DJ Brookfield Global Infrastructure ETF TOLZ
Equities for Rising Rates ETF EQRR
Global Listed Private Equity ETF PEX
Hedge Replication ETF HDG
High Yield–Interest Rate Hedged HYHG
Inflation Expectations ETF RINF
Investment Grade–Interest Rate Hedged IGHG
K-1 Free Crude Oil ETF * OILK
Large Cap Core Plus CSM
Long Online/Short Stores ETF CLIX
Merger ETF MRGR
Metaverse ETF VERS
MSCI EAFE Dividend Growers ETF EFAD
MSCI Emerging Markets Dividend Growers ETF EMDV
MSCI Europe Dividend Growers ETF EUDV
MSCI Transformational Changes ETF ANEW
Nanotechnology ETF TINY
Nasdaq-100 Dorsey Wright Momentum ETF QQQA
Nasdaq-100 High Income ETF IQQQ
On-Demand ETF OND
Online Retail ETF ONLN
Pet Care ETF PAWZ
Russell 2000 Dividend Growers ETF SMDV
Russell 2000 High Income ETF ITWO
Russell U.S. Dividend Growers ETF TMDV
S&P 500
®
Dividend Aristocrats ETF NOBL
S&P 500
®
Ex-Energy ETF SPXE
S&P 500
®
Ex-Financials ETF SPXN
S&P 500
®
Ex-Health Care ETF SPXV
S&P 500
®
Ex-Technology ETF SPXT
S&P 500
®
High Income ETF ISPY
S&P Global Core Battery Metals ETF ION
S&P Kensho Cleantech ETF CTEX
S&P Kensho Smart Factories ETF MAKX
S&P MidCap 400
®
Dividend Aristocrats ETF REGL
S&P Technology Dividend Aristocrats ETF TDV
Smart Materials ETF TINT
Supply Chain Logistics ETF SUPL
* The K-1 Free Crude Oil ETF fund is consolidated with Cayman Crude Oil Strategy Portfolio.

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1 Schedule of Portfolio Investments
158 Statements of Assets and
Liabilities
167 Statements of Operations
176 Statements of Changes in
Net Assets
191 Financial Highlights
213 Notes to Financial Statements
240 Miscellaneous Information
243 Form N-CSR – Items 8-11

SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 1
PROSHARES TRUST
SCHEDULE OF PORTFOLIO INVESTMENTS

BIG DATA REFINERS ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
2
DAT
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .9%
Electronic Equipment, Instruments & Components — 6.5%
VusionGroup(a) 864 $ 130,381
Zebra Technologies Corp.,
Class
a
A* 777 316,239
446,620
Hotels, Restaurants & Leisure — 2.1%
Genius Sports Ltd.* 14,345 144,024
IT Services — 10.4%
Couchbase, Inc.* 3,498 71,744
MongoDB, Inc., Class
a
A* 1,029 331,842
Snowflake, Inc., Class
a
A* 1,781 311,319
714,905
Software — 80.9%
AvePoint, Inc.* 9,120 160,968
Braze, Inc., Class
a
A* 5,877 233,434
Cellebrite DI Ltd.* 5,711 115,248
Cognyte Software Ltd.* 6,127 49,751
Commvault Systems, Inc.* 2,037 349,529
Confluent, Inc., Class
a
A* 9,066 279,595
Datadog, Inc., Class
a
A* 2,135 326,121
Dynatrace, Inc.* 5,061 284,378
Elastic NV* 2,088 228,553
Enghouse Systems Ltd. 4,016 83,673
Five9, Inc.* 5,436 224,398
Informatica, Inc., Class
a
A* 8,169 216,642
InterDigital, Inc. 1,992 390,352
MicroStrategy, Inc., Class
a
A*(a) 1,464 567,256
Nice Ltd., ADR* 1,422 259,430
Nutanix, Inc., Class
a
A* 4,463 291,345
Palantir Technologies, Inc.,
Class
a
A* 10,026 672,544
Rubrik, Inc., Class
a
A* 2,190 111,296
SolarWinds Corp. 4,223 56,377
Teradata Corp.* 7,233 223,500
Tyler Technologies, Inc.* 485 305,147
Investments
Shares Value
Common Stocks (continued)
Verint Systems, Inc.* 5,652 $ 142,430
5,571,967
Total Common Stocks
(Cost $5,135,936)
6,877,516
Securities Lending Reinvestments (b) — 0 .0% (c)
Investment Companies — 0 .0% (c)
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (d)
(Cost $1,095) 1,095 1,095
Total Investments — 99.9%
(Cost $5,137,031) 6,878,611
Other assets less liabilities — 0.1% 6,085
Net Assets — 100.0% $ 6,884,696
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November 30,
2024 was $697,250, collateralized in the form of cash with a value of $1,095 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $715,549 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.00%, and maturity dates ranging from February
11, 2025 – August 15, 2051. The total value of collateral is
$716,644.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $1,095.
(c) Represents less than 0.05% of net assets.
(d) Rate shown is the 7-day yield as of November 30, 2024.
Abbreviations
ADR American Depositary Receipt
DI Depositary Interest
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,169,317
Aggregate gross unrealized depreciation (436,785)
Net unrealized appreciation $ 1,732,532
Federal income tax cost $ 5,146,079
Big Data Refiners ETF invested, as a percentage of net assets, in the following countries as of November 30, 2024:
United States 88 .5%
Israel 6 .2%
United Kingdom 2 .1%
France 1 .9%
Canada 1 .2%
Other
a
0 .1%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2024 (UNAUDITED) :: DECLINE OF THE RETAIL STORE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
3
EMTY
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 144 .3%
Repurchase Agreements (a) — 89 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $3,402,978
(Cost $3,401,714) $ 3,401,714
$ 3,401,714
U.S. Treasury Obligations (b) — 54 .9%
U.S. Treasury Bills
4.41%, 1/16/2025 (c)
(Cost $2,088,247) 2,100,000 2,088,263
Total Short-Term Investments
(Cost $5,489,961) 5,489,977
Total Investments — 144.3%
(Cost $5,489,961) 5,489,977
Liabilities in excess of other assets — (44.3%) (1,686,627)
Net Assets — 100.0% $ 3,803,350
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,081,729.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 16
Aggregate gross unrealized depreciation (1,705,228)
Net unrealized depreciation $ (1,705,212)
Federal income tax cost $ 5,489,961
Swap Agreements
a
Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,309,578) 11/6/2025
BNP Paribas
SA (4.53)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (1,627,493) 1,627,493 — —
(196,526) 11/6/2026
Goldman Sachs
International (4.33)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (7,122) — — (7,122)
(753,945) 11/6/2026
Societe
Generale (4.38)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (26,224) 26,224 — —
(1,541,836) 1/26/2026 UBS AG (4.98)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (44,389) 44,389 — —
(3,801,885) (1,705,228)
Total Unrealized
Depreciation
(1,705,228)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
4
TOLZ
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 90 .3%
Construction & Engineering — 5.7%
Ferrovial SE 49,684 $ 2,048,689
Vinci SA 50,936 5,375,126
7,423,815
Diversified Telecommunication Services — 2.5%
Cellnex Telecom SA(a) 58,120 2,086,994
China Tower Corp. Ltd.,
Class
a
H(a) 4,616,970 605,310
Helios Towers plc* 79,663 99,745
Infrastrutture Wireless Italiane
SpA(a) 35,393 364,665
RAI Way SpA(a) 9,542 52,233
3,208,947
Electric Utilities — 11.6%
Edison International 26,160 2,295,540
Elia Group SA/NV 3,302 309,334
Eversource Energy 24,210 1,561,303
Exelon Corp. 67,741 2,679,834
Fortis, Inc.(b) 49,108 2,195,400
Hydro One Ltd.(a) 31,828 1,040,966
PG&E Corp. 144,795 3,131,916
Redeia Corp. SA 40,668 726,293
Terna - Rete Elettrica Nazionale 140,926 1,192,580
15,133,166
Gas Utilities — 7.6%
APA Group 127,015 598,145
Atmos Energy Corp. 10,516 1,591,281
Beijing Enterprises Holdings
Ltd. 47,945 150,675
Brookfield Infrastructure Corp.,
Class
a
A(b) 11,853 532,059
Chesapeake Utilities Corp. 1,521 200,392
China Gas Holdings Ltd. 266,757 220,812
China Resources Gas Group
Ltd. 89,282 319,028
Enagas SA 23,592 323,602
ENN Energy Holdings Ltd. 75,200 505,039
Hong Kong & China Gas Co.
Ltd. 1,070,813 812,056
Italgas SpA 48,806 292,692
Kunlun Energy Co. Ltd. 364,266 343,665
Naturgy Energy Group SA 15,544 383,057
New Jersey Resources Corp. 6,718 346,514
Northwest Natural Holding Co. 2,619 114,765
ONE Gas, Inc. 3,838 299,249
Snam SpA 205,135 956,418
Southwest Gas Holdings, Inc. 4,078 318,736
Spire, Inc. 3,912 286,319
Toho Gas Co. Ltd. 9,756 255,091
Tokyo Gas Co. Ltd. 35,677 1,075,449
9,925,044
Media — 0.2%
Eutelsat Communications
SACA*(b) 27,353 84,172
Investments Shares Value
Common Stocks (continued)
SES SA, Class
a
A, ADR 37,314 $ 128,547
212,719
Multi-Utilities — 11.9%
ACEA SpA 4,445 84,973
CenterPoint Energy, Inc. 44,149 1,440,140
Consolidated Edison, Inc. 23,427 2,356,522
National Grid plc 484,438 6,118,616
NiSource, Inc. 30,383 1,157,289
Northwestern Energy Group,
Inc. 4,153 229,412
Sempra 42,890 4,017,506
Unitil Corp. 1,096 65,782
15,470,240
Oil, Gas & Consumable Fuels — 30.5%
Antero Midstream Corp. 22,821 364,451
Cheniere Energy, Inc. 15,328 3,433,625
DT Midstream, Inc. 6,579 698,164
Enbridge, Inc. 215,909 9,340,815
EnLink Midstream LLC 17,115 274,011
Gibson Energy, Inc. 16,039 270,477
Hess Midstream LP, Class
a
A 6,938 262,950
Keyera Corp. 22,739 749,873
Kinder Morgan, Inc. 130,804 3,697,829
Koninklijke Vopak NV 6,575 307,802
New Fortress Energy, Inc.(b) 7,153 76,323
ONEOK, Inc. 39,566 4,494,698
Pembina Pipeline Corp. 57,517 2,369,616
South Bow Corp.* 20,574 543,134
Targa Resources Corp. 14,841 3,032,016
TC Energy Corp. 102,876 5,015,761
Williams Cos., Inc. (The) 82,572 4,832,113
39,763,658
Specialized REITs — 8.7%
American Tower Corp., REIT 31,641 6,612,969
Crown Castle, Inc., REIT 29,438 3,127,788
SBA Communications Corp.,
Class
a
A, REIT 7,280 1,647,100
11,387,857
Transportation Infrastructure — 7.0%
Aena SME SA(a) 7,385 1,598,278
Aeroports de Paris SA 3,851 445,615
Atlas Arteria Ltd. 106,070 332,084
Auckland International Airport
Ltd. 147,771 679,135
Beijing Capital International
Airport Co. Ltd., Class
a
H* 169,810 58,495
China Merchants Port Holdings
Co. Ltd. 117,753 186,165
Corp. America Airports SA* 2,891 54,640
COSCO SHIPPING Ports Ltd. 125,036 72,482
Flughafen Zurich AG
(Registered) 1,887 448,536
Fraport AG Frankfurt Airport
Services Worldwide* 3,127 171,666
Getlink SE 31,424 513,551

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
5
TOLZ
::
Investments Shares Value
Common Stocks (continued)
Grupo Aeroportuario del Centro
Norte SAB de CV, ADR 3,438 $ 224,261
Grupo Aeroportuario del
Pacifico SAB de CV, ADR 4,071 765,267
Grupo Aeroportuario del
Sureste SAB de CV, ADR 1,741 452,904
Japan Airport Terminal Co. Ltd. 9,355 327,955
Jiangsu Expressway Co. Ltd.,
Class
a
H 122,263 123,992
Shenzhen Expressway Corp.
Ltd., Class
a
H 61,931 55,722
Transurban Group 307,718 2,569,076
Westshore Terminals
Investment Corp. 3,442 59,643
Yuexiu Transport Infrastructure
Ltd. 91,846 44,506
9,183,973
Water Utilities — 4.6%
American States Water Co. 2,537 216,431
American Water Works Co., Inc. 13,200 1,807,608
Beijing Enterprises Water Group
Ltd. 448,422 122,768
California Water Service Group 3,985 203,992
China Water Affairs Group Ltd. 87,664 48,903
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, ADR 45,692 697,260
Consolidated Water Co. Ltd. 1,008 27,145
Essential Utilities, Inc. 17,056 682,752
Pennon Group plc 28,427 218,117
Severn Trent plc 26,435 907,196
SJW Group 2,017 112,387
United Utilities Group plc 67,207 957,369
6,001,928
Total Common Stocks
(Cost $116,145,552)
117,711,347
Master Limited Partnerships — 8 .6%
Multi-Utilities — 0.6%
Brookfield Infrastructure
Partners LP 22,350 781,579
Oil, Gas & Consumable Fuels — 8.0%
Cheniere Energy Partners LP 2,693 156,867
Energy Transfer LP 207,725 4,125,418
Enterprise Products Partners LP 98,078 3,376,826
Genesis Energy LP 7,856 94,115
MPLX LP 25,338 1,308,961
Plains All American Pipeline LP 31,060 579,890
Plains GP Holdings LP Class A 13,226 264,785
Western Midstream Partners LP 13,018 529,963
10,436,825
Total Master Limited Partnerships
(Cost $7,430,209)
11,218,404
Closed End Funds — 0 .4%
Capital Markets — 0.4%
3i Infrastructure plc 65,633 270,170
Investments Shares Value
Closed End Funds (continued)
Hicl Infrastructure plc 203,622 $ 309,882
Total Closed End Funds
(Cost $716,721)
580,052
Securities Lending Reinvestments (c) — 1 .1%
Investment Companies — 1 .1%
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (d)
(Cost $1,452,165) 1,452,165 1,452,165
Principal
Amount
Short-Term Investments — 0 .3%
Repurchase Agreements (e) — 0 .3%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $394,735
(Cost $394,588) $ 394,588
394,588
Total Investments — 100.7%
(Cost $126,139,234) 131,356,556
Liabilities in excess of other assets — (0.7%) (942,295)
Net Assets — 100.0% $ 130,414,261
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November
30, 2024 was $1,434,161, collateralized in the form of cash
with a value of $1,452,165 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $40,053 of collateral
in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.00%, and maturity dates ranging from December 15, 2024 – August 15, 2054. The total value of collateral is $1,492,218.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $1,452,165.
(d) Rate shown is the 7-day yield as of November 30, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust

See accompanying notes to the financial statements.
DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
6
TOLZ
::
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 16,065,189
Aggregate gross unrealized depreciation (12,962,522)
Net unrealized appreciation $ 3,102,667
Federal income tax cost $ 128,253,889
DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of November 30, 2024:
United States 52 .3%
Canada 17 .6%
United Kingdom 6 .8%
Spain 5 .5%
France 4 .9%
Australia 2 .7%
Italy 2 .3%
China 1 .8%
Japan 1 .3%
Mexico 1 .1%
Hong Kong 1 .1%
Brazil 0 .5%
New Zealand 0 .5%
Switzerland 0 .3%
Belgium 0 .2%
Netherlands 0 .2%
Germany 0 .1%
Luxembourg 0 .1%
Other
a
0 .7%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2024 (UNAUDITED) :: EQUITIES FOR RISING RATES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
7
EQRR
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Automobiles — 1.7%
General Motors Co. 4,120 $ 229,031
Banks — 4.7%
JPMorgan Chase & Co. 1,212 302,661
Wells Fargo & Co. 4,568 347,944
650,605
Beverages — 2.2%
Constellation Brands, Inc.,
Class
a
A 1,234 297,332
Capital Markets — 5.2%
LPL Financial Holdings, Inc. 1,105 359,291
Raymond James Financial, Inc. 2,084 352,779
712,070
Chemicals — 5.9%
CF Industries Holdings, Inc. 1,491 133,683
Corteva, Inc. 5,448 339,084
Linde plc 266 122,623
LyondellBasell Industries NV,
Class
a
A 1,323 110,259
Westlake Corp. 851 109,268
814,917
Containers & Packaging — 1.1%
International Paper Co. 2,603 153,135
Distributors — 1.2%
Genuine Parts Co. 1,356 171,846
Energy Equipment & Services — 6.0%
Halliburton Co. 13,366 425,841
Schlumberger NV 9,056 397,920
823,761
Food Products — 8.5%
Archer-Daniels-Midland Co. 5,320 290,472
Bunge Global SA 3,266 293,091
Hershey Co. (The) 1,651 290,790
The Campbell's Co. 6,465 298,683
1,173,036
Ground Transportation — 1.3%
Uber Technologies, Inc.* 2,527 181,843
Health Care Providers & Services — 7.8%
Cencora, Inc. 1,419 356,949
CVS Health Corp. 5,199 311,160
McKesson Corp. 655 411,668
1,079,777
Hotels, Restaurants & Leisure — 3.1%
Hilton Worldwide Holdings, Inc. 817 207,061
Investments
Shares Value
Common Stocks (continued)
Marriott International, Inc.,
Class
a
A 757 $ 218,841
425,902
Insurance — 11.9%
American International Group,
Inc. 3,483 267,773
Hartford Financial Services
Group, Inc. (The) 2,187 269,679
MetLife, Inc. 3,096 273,160
Prudential Financial, Inc. 2,113 273,443
Reinsurance Group of America,
Inc. 1,184 270,426
W R Berkley Corp. 4,518 291,637
1,646,118
Media — 1.6%
Fox Corp., Class
a
A 4,530 213,454
Metals & Mining — 3.8%
Freeport-McMoRan, Inc. 2,487 109,925
Nucor Corp. 851 131,641
Reliance, Inc. 440 141,346
Steel Dynamics, Inc. 1,012 147,013
529,925
Oil, Gas & Consumable Fuels — 23.1%
ConocoPhillips 3,658 396,308
Coterra Energy, Inc. 16,130 430,995
Diamondback Energy, Inc. 2,245 398,689
EOG Resources, Inc. 3,126 416,571
Exxon Mobil Corp. 3,306 389,976
Marathon Petroleum Corp. 2,341 365,547
Phillips 66 2,922 391,489
Valero Energy Corp. 2,815 391,510
3,181,085
Passenger Airlines — 4.0%
Delta Air Lines, Inc. 3,715 237,091
United Airlines Holdings, Inc.* 3,303 319,830
556,921
Specialty Retail — 2.9%
AutoZone, Inc.* 59 187,003
O'Reilly Automotive, Inc.* 166 206,374
393,377
Tobacco — 2.6%
Altria Group, Inc. 6,251 360,933
Trading Companies & Distributors — 1.1%
Fastenal Co. 1,785 149,155
Total Common Stocks
(Cost $12,733,828)
13,744,223

See accompanying notes to the financial statements.
EQUITIES FOR RISING RATES ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
8
EQRR
::
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $7,228
(Cost $7,225) $ 7,225
$ 7,225
Total Investments — 99.8%
(Cost $12,741,053) 13,751,448
Other assets less liabilities — 0.2% 29,932
Net Assets — 100.0% $ 13,781,380
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,662,267
Aggregate gross unrealized depreciation (657,524)
Net unrealized appreciation $ 1,004,743
Federal income tax cost $ 12,746,705

NOVEMBER 30, 2024 (UNAUDITED) :: GLOBAL LISTED PRIVATE EQUITY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
9
PEX
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 87 .2%
Capital Markets — 74.0%
3i Group plc 29,678 $ 1,400,657
Ares Capital Corp. 59,478 1,317,438
Barings BDC, Inc. 18,414 188,559
Capital Southwest Corp. 9,015 212,393
FS KKR Capital Corp.(a) 53,282 1,183,926
Gimv NV 4,197 179,847
Goldman Sachs BDC, Inc. 22,186 289,971
Golub Capital BDC, Inc. 37,070 580,887
Hercules Capital, Inc. 27,880 527,769
IP Group plc* 196,732 110,146
Main Street Capital Corp.(a) 15,871 880,364
MidCap Financial Investment
Corp. 18,756 265,773
New Mountain Finance Corp. 18,760 223,994
Oaktree Specialty Lending
Corp. 15,415 251,881
Onex Corp. 11,957 972,667
Prospect Capital Corp. 72,361 345,886
Ratos AB, Class
a
B 39,255 114,616
Sixth Street Specialty Lending,
Inc. 18,655 400,709
SLR Investment Corp. 9,577 160,415
9,607,898
Financial Services — 13.2%
Compass Diversified Holdings 13,240 313,788
Eurazeo SE 7,031 516,757
Kinnevik AB, Class
a
B* 47,863 332,861
Wendel SE 5,598 555,779
1,719,185
Total Common Stocks
(Cost $11,071,579)
11,327,083
Closed End Funds — 12 .1%
Capital Markets — 12.1%
Apax Global Alpha Ltd.(b) 83,509 150,041
HBM Healthcare Investments
AG Class A 1,139 235,571
HgCapital Trust plc 81,115 550,135
NB Private Equity Partners Ltd. 8,613 169,216
Oakley Capital Investments Ltd. 28,298 173,017
Partners Group Private Equity
Ltd. 11,938 135,616
Syncona Ltd.* 122,537 159,976
Total Closed End Funds
(Cost $1,503,534)
1,573,572
Securities Lending Reinvestments (c) — 1 .8%
Investment Companies — 1 .8%
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (d)
(Cost $231,744) 231,744 231,744
Investments
Principal
Amount Value
Short-Term Investments — 0 .6%
Repurchase Agreements (e) — 0 .6%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $73,840
(Cost $73,813) $ 73,813
$ 73,813
Total Investments — 101.7%
(Cost $12,880,670) 13,206,212
Liabilities in excess of other assets — (1.7%) (223,075)
Net Assets — 100.0% $ 12,983,137
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November 30,
2024 was $1,154,675, collateralized in the form of cash with a value of $231,744 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $941,737 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.00%, and maturity dates ranging from February
11, 2025 – August 15, 2051. The total value of collateral is
$1,173,481.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $231,744.
(d) Rate shown is the 7-day yield as of November 30, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,587,235
Aggregate gross unrealized depreciation (1,618,533)
Net unrealized depreciation $ (31,298)
Federal income tax cost $ 13,237,510

See accompanying notes to the financial statements.
GLOBAL LISTED PRIVATE EQUITY ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
10
PEX
::
Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of November 30, 2024:
United States 55 .0%
United Kingdom 21 .9%
France 8 .3%
Canada 7 .5%
Sweden 3 .4%
Switzerland 1 .8%
Belgium 1 .4%
Other
a
0 .7%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2024 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
11
HDG
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 16 .2%
Aerospace & Defense — 0.2%
AAR Corp.* 53 $ 3,685
AeroVironment, Inc.* 41 7,974
AerSale Corp.* 50 315
Archer Aviation, Inc., Class
a
A* 358 3,426
Astronics Corp.* 44 711
Byrna Technologies, Inc.* 27 522
Cadre Holdings, Inc. 41 1,369
Ducommun, Inc.* 21 1,407
Eve Holding, Inc.* 45 188
Intuitive Machines, Inc.* 43 703
Kratos Defense & Security
Solutions, Inc.* 228 6,176
Leonardo DRS, Inc.* 113 3,929
Mercury Systems, Inc.* 84 3,455
Moog, Inc., Class
a
A 43 9,515
National Presto Industries, Inc. 8 638
Park Aerospace Corp. 29 444
Redwire Corp.* 35 489
Rocket Lab USA, Inc.* 535 14,595
Triumph Group, Inc.* 113 2,175
V2X, Inc.* 19 1,145
Virgin Galactic Holdings, Inc.* 28 204
VirTra, Inc.* 16 125
63,190
Air Freight & Logistics — 0.0%(a)
Air Transport Services Group,
Inc.* 79 1,735
Forward Air Corp.* 39 1,431
Hub Group, Inc., Class
a
A 94 4,854
Radiant Logistics, Inc.* 55 411
8,431
Automobile Components — 0.2%
Adient plc* 138 2,654
American Axle & Manufacturing
Holdings, Inc.* 176 1,163
Cooper-Standard Holdings,
Inc.* 26 402
Dana, Inc. 200 2,000
Dorman Products, Inc.* 41 5,739
Fox Factory Holding Corp.* 65 2,111
Gentherm, Inc.* 48 2,021
Goodyear Tire & Rubber Co.
(The)* 438 4,704
Holley, Inc.* 70 199
LCI Industries 39 4,712
Luminar Technologies, Inc.* 34 302
Modine Manufacturing Co.* 79 10,727
Patrick Industries, Inc. 33 4,435
Phinia, Inc. 67 3,757
Solid Power, Inc.* 234 271
Standard Motor Products, Inc. 32 1,052
Stoneridge, Inc.* 41 281
Visteon Corp.* 41 3,828
XPEL, Inc.*(b) 39 1,697
52,055
Investments
Shares Value
Common Stocks (continued)
Automobiles — 0.0%(a)
Canoo, Inc.* 100 $ 39
Livewire Group, Inc.* 27 162
Winnebago Industries, Inc. 43 2,517
2,718
Banks — 1.7%
1st Source Corp. 28 1,817
ACNB Corp. 13 609
Amalgamated Financial Corp. 28 998
Amerant Bancorp, Inc., Class
a
A 45 1,119
Ameris Bancorp 101 7,098
Ames National Corp. 14 238
Arrow Financial Corp. 25 824
Associated Banc-Corp. 249 6,646
Atlantic Union Bankshares
Corp. 138 5,855
Axos Financial, Inc.* 84 6,959
Banc of California, Inc. 214 3,687
BancFirst Corp. 31 3,915
Bancorp, Inc. (The)* 77 4,499
Bank First Corp. 15 1,603
Bank of Hawaii Corp. 60 4,739
Bank of Marin Bancorp 25 632
Bank of NT Butterfield & Son
Ltd. (The) 71 2,693
Bank7 Corp. 6 286
BankUnited, Inc. 115 4,838
Bankwell Financial Group, Inc. 10 331
Banner Corp. 53 3,953
Bar Harbor Bankshares 23 828
BayCom Corp. 16 464
BCB Bancorp, Inc. 23 305
Berkshire Hills Bancorp, Inc. 66 2,012
Blue Foundry Bancorp* 32 355
Bridgewater Bancshares, Inc.* 31 462
Brookline Bancorp, Inc. 136 1,712
Burke & Herbert Financial
Services Corp. 21 1,455
Business First Bancshares, Inc. 37 1,054
Byline Bancorp, Inc. 48 1,508
Cadence Bank 280 10,693
California BanCorp* 38 681
Camden National Corp. 22 1,036
Capital Bancorp, Inc. 14 405
Capital City Bank Group, Inc. 21 827
Capitol Federal Financial, Inc. 191 1,276
Carter Bankshares, Inc.* 35 654
Cathay General Bancorp 107 5,565
Central Pacific Financial Corp. 41 1,309
Chemung Financial Corp. 5 262
ChoiceOne Financial Services,
Inc. 13 487
Citizens & Northern Corp. 23 471
Citizens Financial Services, Inc. 7 494
City Holding Co. 22 2,889
Civista Bancshares, Inc. 23 526
CNB Financial Corp. 32 893
Coastal Financial Corp.* 17 1,301

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
12
HDG
::
Investments
Shares Value
Common Stocks (continued)
Colony Bankcorp, Inc. 25 $ 441
Columbia Financial, Inc.* 42 766
Community Financial System,
Inc. 80 5,538
Community Trust Bancorp, Inc. 23 1,357
Community West Bancshares 26 570
ConnectOne Bancorp, Inc. 56 1,540
CrossFirst Bankshares, Inc.* 69 1,194
Customers Bancorp, Inc.* 45 2,540
CVB Financial Corp. 204 4,778
Dime Community Bancshares,
Inc. 54 1,938
Eagle Bancorp, Inc. 45 1,321
Eastern Bankshares, Inc. 297 5,536
Enterprise Bancorp, Inc. 15 555
Enterprise Financial Services
Corp. 57 3,454
Equity Bancshares, Inc.,
Class
a
A 22 1,056
Esquire Financial Holdings, Inc. 11 855
ESSA Bancorp, Inc. 13 269
Farmers & Merchants Bancorp,
Inc. 19 637
Farmers National Banc Corp. 56 876
FB Financial Corp. 55 3,105
Fidelity D&D Bancorp, Inc. 8 430
Financial Institutions, Inc. 23 625
First Bancorp 249 5,149
First Bancorp 62 2,933
First Bancorp, Inc. (The) 16 457
First Bancshares, Inc. (The) 46 1,708
First Bank 33 488
First Busey Corp. 82 2,189
First Business Financial
Services, Inc. 13 652
First Commonwealth Financial
Corp. 155 2,919
First Community Bankshares,
Inc. 26 1,200
First Financial Bancorp 145 4,282
First Financial Bankshares, Inc. 200 8,336
First Financial Corp. 17 830
First Financial Northwest, Inc. 11 249
First Foundation, Inc. 96 763
First Internet Bancorp 13 545
First Interstate BancSystem,
Inc., Class
a
A 122 4,266
First Merchants Corp. 90 3,937
First Mid Bancshares, Inc. 35 1,470
First of Long Island Corp. (The) 33 478
First Western Financial, Inc.* 13 289
Five Star Bancorp 26 857
Flagstar Financial, Inc. 390 4,668
Flushing Financial Corp. 42 745
FS Bancorp, Inc. 11 525
Fulton Financial Corp. 279 6,021
FVCBankcorp, Inc.* 25 359
German American Bancorp, Inc. 43 1,934
Glacier Bancorp, Inc. 176 10,189
Great Southern Bancorp, Inc. 14 897
Greene County Bancorp, Inc. 11 335
Investments
Shares Value
Common Stocks (continued)
Guaranty Bancshares, Inc. 13 $ 479
Hancock Whitney Corp. 133 7,898
Hanmi Financial Corp. 46 1,217
HarborOne Bancorp, Inc. 59 760
HBT Financial, Inc. 19 455
Heartland Financial USA, Inc. 66 4,460
Heritage Commerce Corp. 92 977
Heritage Financial Corp. 53 1,402
Hilltop Holdings, Inc. 71 2,247
Hingham Institution For Savings
(The) 2 567
Home Bancorp, Inc. 11 558
Home BancShares, Inc. 289 9,179
HomeStreet, Inc.* 28 333
HomeTrust Bancshares, Inc. 22 816
Hope Bancorp, Inc. 178 2,424
Horizon Bancorp, Inc. 67 1,225
Independent Bank Corp. 66 4,778
Independent Bank Corp. 31 1,167
Independent Bank Group, Inc. 56 3,748
International Bancshares Corp. 83 6,070
Investar Holding Corp. 14 333
John Marshall Bancorp, Inc. 19 430
Kearny Financial Corp. 84 665
Lakeland Financial Corp. 39 2,865
LCNB Corp. 19 333
LINKBANCORP, Inc. 33 251
Live Oak Bancshares, Inc. 53 2,512
Mercantile Bank Corp. 24 1,201
Metrocity Bankshares, Inc. 28 962
Metropolitan Bank Holding
Corp.* 16 1,039
Mid Penn Bancorp, Inc. 23 737
Middlefield Banc Corp. 12 372
Midland States Bancorp, Inc. 32 859
MidWestOne Financial Group,
Inc. 22 725
MVB Financial Corp. 17 367
National Bank Holdings Corp.,
Class
a
A 57 2,721
National Bankshares, Inc. 9 289
NB Bancorp, Inc.* 60 1,208
NBT Bancorp, Inc. 70 3,508
Nicolet Bankshares, Inc. 20 2,228
Northeast Bank 10 984
Northeast Community Bancorp,
Inc. 19 573
Northfield Bancorp, Inc. 61 816
Northrim Bancorp, Inc. 8 681
Northwest Bancshares, Inc. 196 2,877
Norwood Financial Corp. 12 371
Oak Valley Bancorp 11 343
OceanFirst Financial Corp. 89 1,841
OFG Bancorp 70 3,179
Old National Bancorp 483 11,186
Old Second Bancorp, Inc. 67 1,246
Orange County Bancorp, Inc. 8 477
Origin Bancorp, Inc. 45 1,546
Orrstown Financial Services,
Inc. 28 1,106
Pacific Premier Bancorp, Inc. 148 4,203

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
13
HDG
::
Investments
Shares Value
Common Stocks (continued)
Park National Corp. 22 $ 4,188
Parke Bancorp, Inc. 16 378
Pathward Financial, Inc. 39 3,271
PCB Bancorp 16 344
Peapack-Gladstone Financial
Corp. 26 940
Peoples Bancorp of North
Carolina, Inc. 7 224
Peoples Bancorp, Inc. 53 1,859
Peoples Financial Services
Corp. 14 773
Pioneer Bancorp, Inc.* 18 212
Plumas Bancorp 9 451
Ponce Financial Group, Inc.* 30 388
Preferred Bank 19 1,792
Premier Financial Corp. 54 1,496
Primis Financial Corp. 31 387
Princeton Bancorp, Inc. 8 297
Provident Bancorp, Inc.* 24 280
Provident Financial Services,
Inc. 194 4,097
QCR Holdings, Inc. 25 2,303
RBB Bancorp 26 620
Red River Bancshares, Inc. 7 420
Renasant Corp. 95 3,574
Republic Bancorp, Inc., Class
a
A 13 992
S&T Bancorp, Inc. 59 2,525
Sandy Spring Bancorp, Inc. 68 2,562
Seacoast Banking Corp. of
Florida 130 3,895
ServisFirst Bancshares, Inc. 78 7,471
Shore Bancshares, Inc. 47 773
Sierra Bancorp 20 629
Simmons First National Corp.,
Class
a
A 191 4,672
SmartFinancial, Inc. 24 870
South Plains Financial, Inc. 18 700
Southern First Bancshares,
Inc.* 12 536
Southern Missouri Bancorp,
Inc. 14 919
Southern States Bancshares,
Inc. 13 484
Southside Bancshares, Inc. 44 1,545
SouthState Corp. 117 12,951
Stellar Bancorp, Inc. 75 2,326
Sterling Bancorp, Inc.* 32 156
Stock Yards Bancorp, Inc. 40 3,045
Texas Capital Bancshares, Inc.* 71 6,280
Third Coast Bancshares, Inc.* 17 603
Timberland Bancorp, Inc. 12 389
Tompkins Financial Corp. 19 1,450
Towne Bank 108 3,956
TriCo Bancshares 49 2,369
Triumph Financial, Inc.* 34 3,641
TrustCo Bank Corp. 29 1,080
Trustmark Corp. 94 3,676
UMB Financial Corp. 68 8,533
United Bankshares, Inc. 204 8,623
United Community Banks, Inc. 184 6,221
Unity Bancorp, Inc. 11 499
Investments
Shares Value
Common Stocks (continued)
Univest Financial Corp. 44 $ 1,397
USCB Financial Holdings, Inc. 16 328
Valley National Bancorp 719 7,650
Veritex Holdings, Inc. 81 2,463
Virginia National Bankshares
Corp. 7 286
WaFd, Inc. 102 3,731
Washington Trust Bancorp, Inc. 26 966
WesBanco, Inc. 89 3,145
West Bancorp, Inc. 25 597
Westamerica Bancorp 40 2,289
WSFS Financial Corp. 91 5,462
469,087
Beverages — 0.0%(a)
Duckhorn Portfolio, Inc. (The)* 82 902
MGP Ingredients, Inc. 22 1,018
National Beverage Corp. 36 1,778
Primo Brands Corp., Class
a
A 243 6,931
Vita Coco Co., Inc. (The)* 61 2,168
12,797
Biotechnology — 1.4%
2seventy bio, Inc.* 74 295
4D Molecular Therapeutics,
Inc.* 77 604
89bio, Inc.* 128 1,151
Absci Corp.* 122 372
ACADIA Pharmaceuticals, Inc.* 184 3,003
ACELYRIN, Inc.* 111 505
Achieve Life Sciences, Inc.* 52 229
Acrivon Therapeutics, Inc.* 18 136
Actinium Pharmaceuticals, Inc.* 45 65
Acumen Pharmaceuticals, Inc.* 64 145
ADC Therapeutics SA* 124 300
ADMA Biologics, Inc.* 346 6,958
Adverum Biotechnologies, Inc.* 31 206
Aerovate Therapeutics, Inc.* 19 50
Agenus, Inc.* 32 109
Agios Pharmaceuticals, Inc.* 87 5,167
Akebia Therapeutics, Inc.* 319 657
Akero Therapeutics, Inc.* 104 3,338
Aldeyra Therapeutics, Inc.* 75 368
Alector, Inc.* 124 321
Alkermes plc* 252 7,313
Allogene Therapeutics, Inc.* 197 489
Altimmune, Inc.* 109 934
ALX Oncology Holdings, Inc.* 51 75
Amicus Therapeutics, Inc.* 451 4,501
AnaptysBio, Inc.* 30 749
Anavex Life Sciences Corp.* 116 1,097
Anika Therapeutics, Inc.* 20 354
Annexon, Inc.* 146 787
Apogee Therapeutics, Inc.* 58 2,619
Applied Therapeutics, Inc.* 147 298
Arbutus Biopharma Corp.* 224 775
Arcellx, Inc.* 67 5,901
Arcturus Therapeutics Holdings,
Inc.* 36 660
Arcus Biosciences, Inc.* 84 1,297

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
14
HDG
::
Investments
Shares Value
Common Stocks (continued)
Arcutis Biotherapeutics, Inc.* 163 $ 2,126
Ardelyx, Inc.* 356 2,019
ArriVent Biopharma, Inc.* 43 1,288
Arrowhead Pharmaceuticals,
Inc.* 183 4,764
ARS Pharmaceuticals, Inc.* 75 1,088
Artiva Biotherapeutics, Inc.* 21 268
Astria Therapeutics, Inc.* 69 717
Atossa Therapeutics, Inc.* 194 252
Aura Biosciences, Inc.* 71 661
Aurinia Pharmaceuticals, Inc.* 206 1,825
Avid Bioservices, Inc.* 95 1,167
Avidity Biosciences, Inc.* 166 7,143
Avita Medical, Inc.* 40 513
Beam Therapeutics, Inc.* 118 3,230
BioCryst Pharmaceuticals, Inc.* 317 2,378
Biohaven Ltd.* 116 5,337
Biomea Fusion, Inc.* 42 304
Black Diamond Therapeutics,
Inc.* 60 159
Bluebird Bio, Inc.* 293 119
Blueprint Medicines Corp.* 96 9,252
Boundless Bio, Inc.* 9 25
Bridgebio Pharma, Inc.* 216 5,851
C4 Therapeutics, Inc.* 89 405
Cabaletta Bio, Inc.* 67 256
Candel Therapeutics, Inc.* 30 141
Capricor Therapeutics, Inc.* 40 760
Cardiff Oncology, Inc.* 59 154
CareDx, Inc.* 78 1,914
Cargo Therapeutics, Inc.* 53 964
Caribou Biosciences, Inc.* 125 274
Cartesian Therapeutics, Inc.* 13 245
Catalyst Pharmaceuticals, Inc.* 172 3,796
Celcuity, Inc.* 41 525
Celldex Therapeutics, Inc.* 99 2,717
Century Therapeutics, Inc.* 71 122
CervoMed, Inc.* 9 97
CG oncology, Inc.* 73 2,537
Cibus, Inc., Class
a
A* 23 112
Climb Bio, Inc.* 44 142
Cogent Biosciences, Inc.* 141 1,341
Coherus Biosciences, Inc.* 170 207
Compass Therapeutics, Inc.* 156 254
Corbus Pharmaceuticals
Holdings, Inc.* 15 267
Crinetics Pharmaceuticals, Inc.* 135 7,722
Cullinan Therapeutics, Inc.* 79 1,063
Cytokinetics, Inc.* 176 9,127
Day One Biopharmaceuticals,
Inc.* 80 1,114
Denali Therapeutics, Inc.* 191 4,775
Design Therapeutics, Inc.* 48 288
Dianthus Therapeutics, Inc.* 37 888
Disc Medicine, Inc.* 30 1,904
Dynavax Technologies Corp.* 203 2,611
Dyne Therapeutics, Inc.* 124 3,796
Editas Medicine, Inc.* 126 282
Elevation Oncology, Inc.* 79 50
Enanta Pharmaceuticals, Inc.* 31 267
Investments
Shares Value
Common Stocks (continued)
Entrada Therapeutics, Inc.* 38 $ 756
Erasca, Inc.* 272 778
Fate Therapeutics, Inc.* 153 485
Fennec Pharmaceuticals, Inc.* 35 212
Fibrobiologics, Inc.* 41 107
Foghorn Therapeutics, Inc.* 38 304
Galectin Therapeutics, Inc.* 30 87
Generation Bio Co.* 75 114
Geron Corp.* 893 3,679
Greenwich Lifesciences, Inc.* 10 143
Gyre Therapeutics, Inc.* 11 138
Halozyme Therapeutics, Inc.* 192 9,254
Heron Therapeutics, Inc.* 179 213
HilleVax, Inc.* 47 91
Humacyte, Inc.* 134 606
Ideaya Biosciences, Inc.* 127 3,475
IGM Biosciences, Inc.* 23 231
ImmunityBio, Inc.* 222 1,119
Immunome, Inc.* 79 1,070
Immunovant, Inc.* 90 2,538
Inhibrx Biosciences, Inc.* 17 259
Inmune Bio, Inc.* 21 106
Inovio Pharmaceuticals, Inc.* 39 168
Inozyme Pharma, Inc.* 78 211
Insmed, Inc.* 241 18,114
Intellia Therapeutics, Inc.* 149 2,327
Invivyd, Inc.* 121 85
Iovance Biotherapeutics, Inc.* 389 3,625
Ironwood Pharmaceuticals,
Inc., Class
a
A* 216 760
iTeos Therapeutics, Inc.* 40 342
Janux Therapeutics, Inc.* 43 1,944
Jasper Therapeutics, Inc.
(Registered)* 17 388
KalVista Pharmaceuticals, Inc.* 59 594
Keros Therapeutics, Inc.* 45 2,598
Kiniksa Pharmaceuticals
International plc, Class
a
A* 57 1,259
Kodiak Sciences, Inc.* 49 327
Korro Bio, Inc.* 10 521
Krystal Biotech, Inc.* 39 7,699
Kura Oncology, Inc.* 112 1,236
Kymera Therapeutics, Inc.* 68 3,186
Kyverna Therapeutics, Inc.* 25 144
Larimar Therapeutics, Inc.* 64 405
LENZ Therapeutics, Inc. 19 676
Lexeo Therapeutics, Inc.* 36 296
Lexicon Pharmaceuticals, Inc.* 176 141
Lineage Cell Therapeutics, Inc.* 226 129
Lyell Immunopharma, Inc.* 246 233
MacroGenics, Inc.* 94 337
Madrigal Pharmaceuticals, Inc.* 27 8,861
MannKind Corp.* 408 2,766
MeiraGTx Holdings plc* 59 399
Mersana Therapeutics, Inc.* 174 397
Metagenomi, Inc.* 9 19
MiMedx Group, Inc.* 182 1,684
Mineralys Therapeutics, Inc.* 44 562
Mirum Pharmaceuticals, Inc.* 61 2,819
Monte Rosa Therapeutics, Inc.* 63 653

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
15
HDG
::
Investments
Shares Value
Common Stocks (continued)
Myriad Genetics, Inc.* 138 $ 2,245
Neurogene, Inc.* 15 381
Nkarta, Inc.* 80 230
Novavax, Inc.* 217 1,892
Nurix Therapeutics, Inc.* 98 2,167
Nuvalent, Inc., Class
a
A* 53 5,124
Ocugen, Inc.* 393 386
Olema Pharmaceuticals, Inc.* 62 627
Organogenesis Holdings, Inc.,
Class
a
A* 110 426
ORIC Pharmaceuticals, Inc.* 94 931
Outlook Therapeutics, Inc.* 23 47
Ovid therapeutics, Inc.* 90 103
PepGen, Inc.* 23 116
Perspective Therapeutics, Inc.* 83 361
Poseida Therapeutics, Inc.,
Class
a
A* 104 968
Praxis Precision Medicines,
Inc.* 26 2,084
Precigen, Inc.* 194 181
Prelude Therapeutics, Inc.* 19 20
Prime Medicine, Inc.* 86 283
ProKidney Corp., Class
a
A* 159 318
Protagonist Therapeutics, Inc.* 90 3,942
Prothena Corp. plc* 66 1,070
PTC Therapeutics, Inc.* 117 5,134
Puma Biotechnology, Inc.* 63 214
Pyxis Oncology, Inc.* 74 149
Q32 Bio, Inc.* 10 269
RAPT Therapeutics, Inc.* 45 57
Recursion Pharmaceuticals,
Inc., Class
a
A* 366 2,588
REGENXBIO, Inc.* 70 694
Regulus Therapeutics, Inc.* 96 155
Relay Therapeutics, Inc.* 153 719
Renovaro, Inc.* 76 58
Replimune Group, Inc.* 93 1,309
REVOLUTION Medicines, Inc.* 234 13,537
Rhythm Pharmaceuticals, Inc.* 84 5,211
Rigel Pharmaceuticals, Inc.* 27 745
Rocket Pharmaceuticals, Inc.* 101 1,453
Sage Therapeutics, Inc.* 83 454
Sana Biotechnology, Inc.* 203 564
Savara, Inc.* 176 591
Scholar Rock Holding Corp.* 105 4,190
Sera Prognostics, Inc., Class
a
A* 42 283
Shattuck Labs, Inc.* 59 65
Skye Bioscience, Inc.* 25 112
Soleno Therapeutics, Inc.* 36 1,898
Solid Biosciences, Inc.* 34 194
SpringWorks Therapeutics, Inc.* 106 4,397
Spyre Therapeutics, Inc.* 53 1,507
Stoke Therapeutics, Inc.* 55 666
Summit Therapeutics, Inc.* 135 2,492
Sutro Biopharma, Inc.* 124 329
Syndax Pharmaceuticals, Inc.* 126 2,107
Tango Therapeutics, Inc.* 72 284
Taysha Gene Therapies, Inc.* 264 855
Tenaya Therapeutics, Inc.* 84 300
Tevogen Bio Holdings, Inc.* 34 45
Investments
Shares Value
Common Stocks (continued)
TG Therapeutics, Inc.* 215 $ 7,482
Tourmaline Bio, Inc.* 36 937
Travere Therapeutics, Inc.* 113 2,126
TScan Therapeutics, Inc.* 58 277
Twist Bioscience Corp.* 89 4,377
Tyra Biosciences, Inc.* 31 486
UroGen Pharma Ltd.* 58 737
Vanda Pharmaceuticals, Inc.* 87 448
Vaxcyte, Inc.* 183 17,264
Vera Therapeutics, Inc.,
Class
a
A* 60 2,985
Veracyte, Inc.* 118 5,068
Verastem, Inc.* 59 315
Vericel Corp.* 74 4,302
Verve Therapeutics, Inc.* 108 606
Vir Biotechnology, Inc.* 138 1,098
Viridian Therapeutics, Inc.* 96 2,069
Voyager Therapeutics, Inc.* 70 480
Werewolf Therapeutics, Inc.* 46 92
X4 Pharmaceuticals, Inc.* 257 101
XBiotech, Inc.* 30 228
Xencor, Inc.* 92 2,355
XOMA Royalty Corp.* 13 435
Y-mAbs Therapeutics, Inc.* 57 679
Zentalis Pharmaceuticals, Inc.* 87 314
Zura Bio Ltd., Class
a
A* 67 204
Zymeworks, Inc.* 86 1,212
379,305
Broadline Retail — 0.0%(a)
1stdibs.com, Inc.* 39 152
Groupon, Inc., Class
a
A* 35 328
Qurate Retail, Inc., Class
a
B* 1 3
Savers Value Village, Inc.* 36 337
820
Building Products — 0.2%
American Woodmark Corp.* 24 2,179
Apogee Enterprises, Inc. 34 2,863
AZZ, Inc. 45 4,191
Caesarstone Ltd.* 31 136
CSW Industrials, Inc. 25 10,560
Gibraltar Industries, Inc.* 47 3,405
Griffon Corp. 58 4,889
Insteel Industries, Inc. 29 855
Janus International Group, Inc.* 218 1,631
JELD-WEN Holding, Inc.* 132 1,437
Masterbrand, Inc.* 195 3,373
Quanex Building Products
Corp. 68 2,024
Resideo Technologies, Inc.* 225 6,115
Tecnoglass, Inc. 35 2,837
UFP Industries, Inc. 93 12,639
Zurn Elkay Water Solutions
Corp. 222 8,840
67,974
Capital Markets — 0.3%
AlTi Global, Inc.* 51 242

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
16
HDG
::
Investments
Shares Value
Common Stocks (continued)
Artisan Partners Asset
Management, Inc., Class
a
A 96 $ 4,684
B Riley Financial, Inc. 31 181
BGC Group, Inc., Class
a
A 560 5,454
Brightsphere Investment Group,
Inc. 42 1,310
Cohen & Steers, Inc. 42 4,396
Diamond Hill Investment Group,
Inc. 4 661
DigitalBridge Group, Inc. 244 3,196
Donnelley Financial Solutions,
Inc.* 40 2,410
Forge Global Holdings, Inc.* 176 192
GCM Grosvenor, Inc., Class
a
A 66 819
Hamilton Lane, Inc., Class
a
A 59 11,352
MarketWise, Inc. 58 30
Moelis & Co., Class
a
A 109 8,391
Open Lending Corp.* 157 1,002
P10, Inc., Class
a
A 63 888
Patria Investments Ltd., Class
a
A 85 1,017
Perella Weinberg Partners,
Class
a
A 81 2,079
Piper Sandler Cos. 27 9,261
PJT Partners, Inc., Class
a
A 37 6,192
Silvercrest Asset Management
Group, Inc., Class
a
A 14 257
StepStone Group, Inc., Class
a
A 95 6,259
StoneX Group, Inc.* 42 4,358
Value Line, Inc. 1 52
Victory Capital Holdings, Inc.,
Class
a
A 64 4,447
Virtus Investment Partners, Inc. 11 2,717
WisdomTree, Inc. 214 2,557
84,404
Chemicals — 0.3%
AdvanSix, Inc. 40 1,299
American Vanguard Corp. 38 228
Arcadium Lithium plc* 1,665 8,743
Arq, Inc.* 37 285
ASP Isotopes, Inc.* 77 427
Aspen Aerogels, Inc.* 90 1,332
Avient Corp. 139 7,124
Balchem Corp. 50 9,026
Cabot Corp. 83 9,098
Core Molding Technologies,
Inc.* 12 199
Ecovyst, Inc.* 178 1,415
Hawkins, Inc. 30 4,035
HB Fuller Co. 84 6,459
Ingevity Corp.* 56 2,720
Innospec, Inc. 39 4,626
Intrepid Potash, Inc.* 16 434
Koppers Holdings, Inc. 32 1,231
Kronos Worldwide, Inc. 34 385
LSB Industries, Inc.* 82 724
Mativ Holdings, Inc. 83 1,091
Minerals Technologies, Inc. 49 3,997
Northern Technologies
International Corp. 13 181
Orion SA 89 1,639
Investments
Shares Value
Common Stocks (continued)
Perimeter Solutions, Inc.* 205 $ 2,624
PureCycle Technologies, Inc.* 189 2,513
Quaker Chemical Corp. 21 3,312
Rayonier Advanced Materials,
Inc.* 98 863
Sensient Technologies Corp. 65 5,047
Stepan Co. 33 2,538
Tronox Holdings plc 182 2,202
Valhi, Inc. 4 102
85,899
Commercial Services & Supplies — 0.3%
ABM Industries, Inc. 97 5,546
ACCO Brands Corp. 143 832
ACV Auctions, Inc., Class
a
A* 228 5,157
Aris Water Solutions, Inc.,
Class
a
A 41 1,103
Bridger Aerospace Group
Holdings, Inc.* 14 39
BrightView Holdings, Inc.* 90 1,539
Brink's Co. (The) 69 6,673
Casella Waste Systems, Inc.,
Class
a
A* 95 10,755
CECO Environmental Corp.* 45 1,442
Cimpress plc* 27 2,168
CompX International, Inc. 2 55
CoreCivic, Inc.* 170 3,796
Deluxe Corp. 68 1,576
Driven Brands Holdings, Inc.* 92 1,550
Ennis, Inc. 40 853
Enviri Corp.* 121 895
GEO Group, Inc. (The)* 191 5,446
Healthcare Services Group,
Inc.* 113 1,395
HNI Corp. 72 4,079
Interface, Inc., Class
a
A 88 2,337
LanzaTech Global, Inc.* 171 212
Liquidity Services, Inc.* 33 844
Matthews International Corp.,
Class
a
A 45 1,357
MillerKnoll, Inc. 107 2,690
Montrose Environmental Group,
Inc.* 49 922
NL Industries, Inc. 12 95
OPENLANE, Inc.* 165 3,333
Perma-Fix Environmental
Services, Inc.* 22 314
Pitney Bowes, Inc. 247 1,991
Quad/Graphics, Inc. 47 339
Quest Resource Holding Corp.* 26 190
Steelcase, Inc., Class
a
A 143 1,926
UniFirst Corp. 23 4,620
Viad Corp.* 32 1,431
Virco Mfg. Corp. 17 279
VSE Corp. 24 2,814
80,593
Communications Equipment — 0.1%
ADTRAN Holdings, Inc.* 121 1,028
Applied Optoelectronics, Inc.* 57 2,350

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
17
HDG
::
Investments
Shares Value
Common Stocks (continued)
Aviat Networks, Inc.* 17 $ 269
Calix, Inc.* 91 2,960
Clearfield, Inc.* 18 551
CommScope Holding Co., Inc.* 323 1,541
Digi International, Inc.* 55 1,827
Extreme Networks, Inc.* 193 3,204
Harmonic, Inc.* 170 2,179
Infinera Corp.* 311 2,056
NETGEAR, Inc.* 43 1,058
NetScout Systems, Inc.* 106 2,319
Ribbon Communications, Inc.* 140 547
Viasat, Inc.* 190 1,773
Viavi Solutions, Inc.* 338 3,360
27,022
Construction & Engineering — 0.3%
Ameresco, Inc., Class
a
A* 49 1,380
Arcosa, Inc. 74 8,039
Argan, Inc. 19 2,963
Bowman Consulting Group
Ltd., Class
a
A* 20 548
Centuri Holdings, Inc.* 21 416
Concrete Pumping Holdings,
Inc.* 36 249
Construction Partners, Inc.,
Class
a
A* 66 6,706
Dycom Industries, Inc.* 43 7,790
Fluor Corp.* 262 14,706
Granite Construction, Inc. 68 6,757
Great Lakes Dredge & Dock
Corp.* 101 1,276
IES Holdings, Inc.* 13 4,028
Limbach Holdings, Inc.* 15 1,492
Matrix Service Co.* 41 544
MYR Group, Inc.* 25 3,947
Northwest Pipe Co.* 14 785
Orion Group Holdings, Inc.* 48 419
Primoris Services Corp. 82 6,864
Southland Holdings, Inc.* 14 46
Sterling Infrastructure, Inc.* 46 8,945
Tutor Perini Corp.* 67 1,821
79,721
Construction Materials — 0.1%
Knife River Corp.* 88 9,108
Smith-Midland Corp.* 7 344
Summit Materials, Inc., Class
a
A* 186 9,475
United States Lime & Minerals,
Inc. 16 2,448
21,375
Consumer Finance — 0.2%
Atlanticus Holdings Corp.* 9 524
Bread Financial Holdings, Inc. 76 4,471
Consumer Portfolio Services,
Inc.* 13 135
Dave, Inc.* 12 1,184
Encore Capital Group, Inc.* 36 1,771
Enova International, Inc.* 40 4,220
FirstCash Holdings, Inc. 59 6,423
Investments
Shares Value
Common Stocks (continued)
Green Dot Corp., Class
a
A* 82 $ 842
LendingClub Corp.* 168 2,796
LendingTree, Inc.* 15 663
Medallion Financial Corp. 29 273
Moneylion, Inc.* 14 1,284
Navient Corp. 122 1,901
Nelnet, Inc., Class
a
A 22 2,396
NerdWallet, Inc., Class
a
A* 61 854
OppFi, Inc. 28 228
PRA Group, Inc.* 60 1,272
PROG Holdings, Inc. 64 3,114
Regional Management Corp. 13 397
Upstart Holdings, Inc.* 119 9,376
World Acceptance Corp.* 5 605
44,729
Consumer Staples Distribution & Retail — 0.1%
Andersons, Inc. (The) 50 2,387
Chefs' Warehouse, Inc. (The)* 54 2,414
HF Foods Group, Inc.* 60 226
Ingles Markets, Inc., Class
a
A 22 1,626
Natural Grocers by Vitamin
Cottage, Inc. 14 659
PriceSmart, Inc. 39 3,500
SpartanNash Co. 52 987
Sprouts Farmers Market, Inc.* 155 23,944
United Natural Foods, Inc.* 91 2,260
Village Super Market, Inc.,
Class
a
A 14 453
Weis Markets, Inc. 25 1,821
40,277
Containers & Packaging — 0.0%(a)
Ardagh Metal Packaging SA 221 813
Greif, Inc., Class
a
A 39 2,770
Greif, Inc., Class
a
B 8 606
Myers Industries, Inc. 57 661
O-I Glass, Inc.* 238 2,999
Pactiv Evergreen, Inc. 63 855
Ranpak Holdings Corp.,
Class
a
A* 65 506
TriMas Corp. 63 1,665
10,875
Distributors — 0.0%(a)
A-Mark Precious Metals, Inc. 27 818
GigaCloud Technology, Inc.,
Class
a
A* 36 889
Weyco Group, Inc. 10 357
2,064
Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc.* 58 5,302
American Public Education,
Inc.* 24 495
Carriage Services, Inc., Class
a
A 21 852
Chegg, Inc.* 151 319
Coursera, Inc.* 211 1,677
European Wax Center, Inc.,
Class
a
A* 52 312

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
18
HDG
::
Investments
Shares Value
Common Stocks (continued)
Frontdoor, Inc.* 121 $ 7,091
Graham Holdings Co., Class
a
B 5 4,656
Laureate Education, Inc.* 206 3,914
Lincoln Educational Services
Corp.* 41 674
Mister Car Wash, Inc.* 143 1,144
Nerdy, Inc.* 111 175
OneSpaWorld Holdings Ltd. 154 2,924
Perdoceo Education Corp. 100 2,745
Strategic Education, Inc. 34 3,360
Stride, Inc.* 66 7,053
Udemy, Inc.* 146 1,162
Universal Technical Institute,
Inc.* 61 1,578
45,433
Diversified REITs — 0.1%
Alexander & Baldwin, Inc., REIT 112 2,204
Alpine Income Property Trust,
Inc., REIT 19 340
American Assets Trust, Inc.,
REIT 73 2,076
Armada Hoffler Properties, Inc.,
REIT 102 1,127
Broadstone Net Lease, Inc.,
REIT 290 5,078
CTO Realty Growth, Inc., REIT 34 694
Empire State Realty Trust, Inc.,
Class
a
A, REIT 206 2,258
Essential Properties Realty
Trust, Inc., REIT 270 9,207
Gladstone Commercial Corp.,
REIT 62 1,092
Global Net Lease, Inc., REIT 308 2,282
NexPoint Diversified Real
Estate Trust, REIT 50 289
One Liberty Properties, Inc.,
REIT 24 722
27,369
Diversified Telecommunication Services — 0.1%
Anterix, Inc.* 15 521
AST SpaceMobile, Inc.,
Class
a
A* 206 4,905
ATN International, Inc. 16 317
Bandwidth, Inc., Class
a
A* 38 799
Cogent Communications
Holdings, Inc. 68 5,589
Consolidated Communications
Holdings, Inc.* 117 546
Globalstar, Inc.* 1,121 2,186
IDT Corp., Class
a
B 24 1,239
Liberty Latin America Ltd.,
Class
a
A* 49 341
Liberty Latin America Ltd.,
Class
a
C* 199 1,375
Lumen Technologies, Inc.* 1,556 11,421
Shenandoah
Telecommunications Co. 75 1,000
30,239
Investments
Shares Value
Common Stocks (continued)
Electric Utilities — 0.1%
ALLETE, Inc. 90 $ 5,839
Genie Energy Ltd., Class
a
B 20 305
Hawaiian Electric Industries,
Inc.* 254 2,639
MGE Energy, Inc. 56 5,840
Otter Tail Corp. 64 5,161
Portland General Electric Co. 156 7,476
TXNM Energy, Inc. 139 6,818
34,078
Electrical Equipment — 0.2%
Allient, Inc. 22 571
American Superconductor
Corp.* 54 1,839
Amprius Technologies, Inc.* 24 51
Array Technologies, Inc.* 234 1,570
Atkore, Inc. 57 5,376
Blink Charging Co.* 147 234
Bloom Energy Corp., Class
a
A* 306 8,400
ChargePoint Holdings, Inc.* 596 727
Energy Vault Holdings, Inc.* 157 323
EnerSys 62 5,993
Enovix Corp.* 235 2,174
Fluence Energy, Inc.* 94 1,768
Freyr Battery, Inc.* 172 356
FuelCell Energy, Inc.* 24 285
GrafTech International Ltd.* 397 778
LSI Industries, Inc. 43 879
NANO Nuclear Energy, Inc.* 6 166
Net Power, Inc.* 33 423
NEXTracker, Inc., Class
a
A* 222 8,472
NuScale Power Corp., Class
a
A* 122 3,617
Plug Power, Inc.* 1,144 2,563
Powell Industries, Inc. 14 3,743
Preformed Line Products Co. 4 544
SES AI Corp.* 200 70
Shoals Technologies Group,
Inc., Class
a
A* 262 1,368
SolarMax Technology, Inc.* 7 12
Solidion Technology, Inc.* 13 5
Stem, Inc.* 232 91
Sunrun, Inc.* 336 3,874
Thermon Group Holdings, Inc.* 51 1,610
TPI Composites, Inc.* 69 141
Ultralife Corp.* 15 115
Vicor Corp.* 35 1,862
60,000
Electronic Equipment, Instruments & Components — 0.5%
908 Devices, Inc.* 36 99
Advanced Energy Industries,
Inc. 58 6,672
Aeva Technologies, Inc.* 34 156
Arlo Technologies, Inc.* 147 1,649
Badger Meter, Inc. 45 9,757
Bel Fuse, Inc., Class
a
A 3 290
Bel Fuse, Inc., Class
a
B 15 1,203
Belden, Inc. 63 7,711

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
19
HDG
::
Investments
Shares Value
Common Stocks (continued)
Benchmark Electronics, Inc. 55 $ 2,667
Climb Global Solutions, Inc. 7 942
CTS Corp. 46 2,526
Daktronics, Inc.* 57 878
ePlus, Inc.* 41 3,315
Evolv Technologies Holdings,
Inc.* 200 810
Fabrinet* 56 13,137
FARO Technologies, Inc.* 30 788
Insight Enterprises, Inc.* 42 6,571
Itron, Inc.* 70 8,297
Kimball Electronics, Inc.* 38 745
Knowles Corp.* 134 2,608
Lightwave Logic, Inc.* 183 525
Methode Electronics, Inc. 54 590
MicroVision, Inc.* 316 284
Mirion Technologies, Inc.,
Class
a
A* 308 5,196
Napco Security Technologies,
Inc. 54 2,118
nLight, Inc.* 70 760
Novanta, Inc.* 55 9,184
OSI Systems, Inc.* 25 4,435
Ouster, Inc.* 66 652
PAR Technology Corp.* 56 4,544
PC Connection, Inc. 17 1,234
Plexus Corp.* 41 6,740
Powerfleet, Inc.* 145 1,021
Richardson Electronics Ltd. 19 268
Rogers Corp.* 29 3,004
Sanmina Corp.* 83 6,591
ScanSource, Inc.* 38 1,916
SmartRent, Inc., Class
a
A* 293 519
TTM Technologies, Inc.* 155 3,779
Vishay Intertechnology, Inc. 194 3,705
Vishay Precision Group, Inc.* 18 413
128,299
Energy Equipment & Services — 0.3%
Archrock, Inc. 257 6,584
Atlas Energy Solutions, Inc.,
Class
a
A 104 2,451
Borr Drilling Ltd. 364 1,354
Bristow Group, Inc., Class
a
A* 38 1,453
Cactus, Inc., Class
a
A 100 6,866
ChampionX Corp. 293 9,068
Core Laboratories, Inc. 72 1,465
DMC Global, Inc.* 30 242
Drilling Tools International
Corp.* 17 60
Expro Group Holdings NV* 146 2,028
Forum Energy Technologies,
Inc.* 18 275
Geospace Technologies Corp.* 19 204
Helix Energy Solutions Group,
Inc.* 222 2,373
Helmerich & Payne, Inc. 149 5,160
Innovex International, Inc.* 53 862
Kodiak Gas Services, Inc. 31 1,254
Liberty Energy, Inc., Class
a
A 248 4,563
Investments
Shares Value
Common Stocks (continued)
Mammoth Energy Services,
Inc.* 37 $ 129
Nabors Industries Ltd.* 14 1,028
Natural Gas Services Group,
Inc.* 16 444
Newpark Resources, Inc.* 127 1,062
Noble Corp. plc 212 7,096
Oceaneering International, Inc.* 155 4,647
Oil States International, Inc.* 94 517
Patterson-UTI Energy, Inc. 598 5,023
ProFrac Holding Corp.,
Class
a
A* 33 299
ProPetro Holding Corp.* 136 1,143
Ranger Energy Services, Inc.,
Class
a
A 24 396
RPC, Inc. 130 837
SEACOR Marine Holdings, Inc.* 37 254
Seadrill Ltd.* 105 4,267
Select Water Solutions, Inc.,
Class
a
A 140 2,068
Solaris Energy Infrastructure,
Inc., Class
a
A 39 961
TETRA Technologies, Inc.* 192 739
Tidewater, Inc.* 75 3,879
Transocean Ltd.* 1,120 4,928
Valaris Ltd.* 96 4,434
90,413
Entertainment — 0.1%
AMC Entertainment Holdings,
Inc., Class
a
A* 519 2,569
Atlanta Braves Holdings, Inc.,
Class
a
A* 15 631
Atlanta Braves Holdings, Inc.,
Class
a
C* 77 3,107
Cinemark Holdings, Inc.* 170 5,868
Eventbrite, Inc., Class
a
A* 122 430
Golden Matrix Group, Inc.* 30 70
IMAX Corp.* 66 1,737
Lions Gate Entertainment
Corp., Class
a
A* 91 750
Lions Gate Entertainment
Corp., Class
a
B* 191 1,408
LiveOne, Inc.* 114 114
Madison Square Garden
Entertainment Corp., Class
a
A* 60 2,219
Marcus Corp. (The) 37 838
Playstudios, Inc.* 134 257
Reservoir Media, Inc.* 30 283
Sphere Entertainment Co.* 41 1,687
Vivid Seats, Inc., Class
a
A* 118 423
22,391
Financial Services — 0.4%
Acacia Research Corp.* 57 259
Alerus Financial Corp. 35 771
AvidXchange Holdings, Inc.* 267 3,055
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 42 1,431
Burford Capital Ltd. 308 4,198

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
20
HDG
::
Investments
Shares Value
Common Stocks (continued)
Cannae Holdings, Inc. 87 $ 1,888
Cantaloupe, Inc.* 89 808
Cass Information Systems, Inc. 21 942
Compass Diversified Holdings 102 2,417
Enact Holdings, Inc. 45 1,585
Essent Group Ltd. 160 9,245
EVERTEC, Inc. 99 3,564
Federal Agricultural Mortgage
Corp., Class
a
C 14 2,989
Flywire Corp.* 185 4,201
HA Sustainable Infrastructure
Capital, Inc. 173 5,425
I3 Verticals, Inc., Class
a
A* 35 868
International Money Express,
Inc.* 49 1,032
Jackson Financial, Inc., Class
a
A 118 11,822
Marqeta, Inc., Class
a
A* 716 2,778
Merchants Bancorp 28 1,156
Mr Cooper Group, Inc.* 98 9,670
NCR Atleos Corp.* 111 3,642
NewtekOne, Inc. 36 522
NMI Holdings, Inc., Class
a
A* 121 4,839
Onity Group, Inc.* 10 309
Pagseguro Digital Ltd., Class
a
A* 290 2,129
Payoneer Global, Inc.* 451 4,920
Paysafe Ltd.* 49 974
Paysign, Inc.* 49 166
PennyMac Financial Services,
Inc. 41 4,392
Priority Technology Holdings,
Inc.* 28 260
Radian Group, Inc. 233 8,339
Remitly Global, Inc.* 226 4,647
Repay Holdings Corp., Class
a
A* 139 1,123
Sezzle, Inc.* 4 1,696
StoneCo Ltd., Class
a
A* 440 4,171
SWK Holdings Corp.* 5 80
Velocity Financial, Inc.* 14 287
Walker & Dunlop, Inc. 49 5,399
Waterstone Financial, Inc. 25 377
118,376
Food Products — 0.2%
Alico, Inc. 11 295
B&G Foods, Inc. 119 795
Beyond Meat, Inc.* 91 453
BRC, Inc., Class
a
A* 80 251
Calavo Growers, Inc. 26 720
Cal-Maine Foods, Inc. 63 6,149
Dole plc 116 1,748
Forafric Global plc* 9 92
Fresh Del Monte Produce, Inc. 52 1,755
Hain Celestial Group, Inc. (The)* 137 1,133
J & J Snack Foods Corp. 23 3,997
John B Sanfilippo & Son, Inc. 14 1,209
Lancaster Colony Corp. 30 5,575
Lifeway Foods, Inc.* 7 171
Limoneira Co. 25 695
Mama's Creations, Inc.* 50 489
Mission Produce, Inc.* 67 891
Investments
Shares Value
Common Stocks (continued)
Seneca Foods Corp., Class
a
A* 7 $ 505
Simply Good Foods Co. (The)* 140 5,571
SunOpta, Inc.* 140 1,085
TreeHouse Foods, Inc.* 73 2,507
Utz Brands, Inc. 100 1,741
Vital Farms, Inc.* 50 1,660
Westrock Coffee Co.* 53 426
WK Kellogg Co. 101 2,101
42,014
Gas Utilities — 0.2%
Brookfield Infrastructure Corp.,
Class
a
A 184 8,260
Chesapeake Utilities Corp. 34 4,479
New Jersey Resources Corp. 151 7,789
Northwest Natural Holding Co. 58 2,542
ONE Gas, Inc. 87 6,783
RGC Resources, Inc. 13 270
Southwest Gas Holdings, Inc. 94 7,347
Spire, Inc. 88 6,441
43,911
Ground Transportation — 0.1%
ArcBest Corp. 37 4,265
Covenant Logistics Group, Inc.,
Class
a
A 13 755
FTAI Infrastructure, Inc. 155 1,341
Heartland Express, Inc. 71 907
Hertz Global Holdings, Inc.* 188 925
Marten Transport Ltd. 90 1,564
PAMT Corp.* 10 190
Proficient Auto Logistics, Inc.* 23 240
RXO, Inc.* 208 6,271
Universal Logistics Holdings,
Inc. 11 573
Werner Enterprises, Inc. 95 3,883
20,914
Health Care Equipment & Supplies — 0.5%
Accuray, Inc.* 147 328
Alphatec Holdings, Inc.* 158 1,656
AngioDynamics, Inc.* 58 402
Artivion, Inc.* 61 1,801
AtriCure, Inc.* 72 2,604
Avanos Medical, Inc.* 69 1,322
Axogen, Inc.* 66 917
Bioventus, Inc., Class
a
A* 58 713
Cerus Corp.* 277 512
CONMED Corp. 47 3,480
CVRx, Inc.* 20 306
Embecta Corp. 89 1,854
Fractyl Health, Inc.* 51 131
Glaukos Corp.* 75 10,774
Haemonetics Corp.* 77 6,735
ICU Medical, Inc.* 33 5,411
Inari Medical, Inc.* 81 4,206
Inmode Ltd.* 123 2,402
Inogen, Inc.* 37 359
Integer Holdings Corp.* 51 7,166

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
21
HDG
::
Investments
Shares Value
Common Stocks (continued)
Integra LifeSciences Holdings
Corp.* 104 $ 2,556
iRadimed Corp. 13 701
iRhythm Technologies, Inc.* 48 4,174
Lantheus Holdings, Inc.* 106 9,463
LeMaitre Vascular, Inc. 31 3,317
LivaNova plc* 84 4,410
Merit Medical Systems, Inc.* 88 9,143
Neogen Corp.* 336 4,764
NeuroPace, Inc.* 21 223
Nevro Corp.* 55 253
Novocure Ltd.* 164 3,287
Omnicell, Inc.* 70 3,261
OraSure Technologies, Inc.* 110 418
Orchestra BioMed Holdings,
Inc.* 35 197
Orthofix Medical, Inc.* 52 1,016
OrthoPediatrics Corp.* 25 650
Paragon 28, Inc.* 72 742
PROCEPT BioRobotics Corp.* 66 6,309
Pulmonx Corp.* 57 368
Pulse Biosciences, Inc.* 28 599
RxSight, Inc.* 55 2,578
Sanara Medtech, Inc.* 6 218
Semler Scientific, Inc.* 8 456
SI-BONE, Inc.* 63 854
Sight Sciences, Inc.* 53 211
STAAR Surgical Co.* 76 2,212
Stereotaxis, Inc.* 83 198
Surmodics, Inc.* 21 828
Tactile Systems Technology,
Inc.* 37 723
Tandem Diabetes Care, Inc.* 99 3,032
TransMedics Group, Inc.* 49 4,249
Treace Medical Concepts, Inc.* 75 639
UFP Technologies, Inc.* 12 3,875
Utah Medical Products, Inc. 5 326
Varex Imaging Corp.* 60 1,001
Zimvie, Inc.* 41 605
Zynex, Inc.* 23 191
131,126
Health Care Providers & Services — 0.4%
Accolade, Inc.* 111 428
AdaptHealth Corp., Class
a
A* 156 1,565
Addus HomeCare Corp.* 27 3,317
agilon health, Inc.* 474 991
AirSculpt Technologies, Inc.* 20 137
Alignment Healthcare, Inc.* 154 1,942
AMN Healthcare Services, Inc.* 58 1,510
Ardent Health Partners, Inc.* 18 288
Astrana Health, Inc.* 67 2,898
Aveanna Healthcare Holdings,
Inc.* 79 459
BrightSpring Health Services,
Inc.* 83 1,602
Brookdale Senior Living, Inc.* 293 1,664
CareMax, Inc.* 1 — (c)
Castle Biosciences, Inc.* 40 1,211
Investments
Shares Value
Common Stocks (continued)
Community Health Systems,
Inc.* 192 $ 661
Concentra Group Holdings
Parent, Inc. 169 3,688
CorVel Corp.* 14 5,116
Cross Country Healthcare, Inc.* 49 527
DocGo, Inc.* 155 671
Enhabit, Inc.* 76 588
Ensign Group, Inc. (The) 85 12,428
Fulgent Genetics, Inc.* 31 567
GeneDx Holdings Corp.,
Class
a
A* 19 1,489
Guardant Health, Inc.* 181 6,445
HealthEquity, Inc.* 130 13,200
Hims & Hers Health, Inc.* 291 9,376
InfuSystem Holdings, Inc.* 31 276
Innovage Holding Corp.* 28 136
Joint Corp. (The)* 16 186
LifeStance Health Group, Inc.* 214 1,609
ModivCare, Inc.* 17 319
Nano-X Imaging Ltd.* 82 530
National HealthCare Corp. 19 2,379
National Research Corp. 23 452
NeoGenomics, Inc.* 196 3,475
OPKO Health, Inc.* 500 770
Option Care Health, Inc.* 263 6,259
Owens & Minor, Inc.* 116 1,563
PACS Group, Inc.* 61 964
Patterson Cos., Inc. 122 2,622
Pediatrix Medical Group, Inc.* 129 1,930
Pennant Group, Inc. (The)* 44 1,372
Performant Financial Corp.* 108 339
Privia Health Group, Inc.* 157 3,372
Progyny, Inc.* 130 2,024
Quipt Home Medical Corp.* 62 166
RadNet, Inc.* 101 8,258
Select Medical Holdings Corp. 167 3,525
Sonida Senior Living, Inc.* 6 156
Surgery Partners, Inc.* 118 2,813
Talkspace, Inc.* 188 643
US Physical Therapy, Inc. 23 2,272
Viemed Healthcare, Inc.* 53 460
121,638
Health Care REITs — 0.1%
American Healthcare REIT, Inc.,
REIT 126 3,756
CareTrust REIT, Inc., REIT 240 7,149
Community Healthcare Trust,
Inc., REIT 41 775
Diversified Healthcare Trust,
REIT 335 871
Global Medical REIT, Inc., REIT 93 827
LTC Properties, Inc., REIT 66 2,547
National Health Investors, Inc.,
REIT 65 4,982
Sabra Health Care REIT, Inc.,
REIT 356 6,668
Strawberry Fields REIT, Inc.,
REIT 9 114

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
22
HDG
::
Investments
Shares Value
Common Stocks (continued)
Universal Health Realty Income
Trust, REIT 19 $ 802
28,491
Health Care Technology — 0.1%
Definitive Healthcare Corp.,
Class
a
A* 81 383
Evolent Health, Inc., Class
a
A* 177 2,287
Health Catalyst, Inc.* 89 786
HealthStream, Inc. 38 1,258
LifeMD, Inc.* 54 356
OptimizeRx Corp.* 26 142
Phreesia, Inc.* 85 1,787
Schrodinger, Inc.* 86 1,941
Simulations Plus, Inc. 24 762
Teladoc Health, Inc.* 261 3,127
Waystar Holding Corp.* 67 2,069
14,898
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.,
REIT 350 5,638
Braemar Hotels & Resorts, Inc.,
REIT 100 360
Chatham Lodging Trust, REIT 74 682
DiamondRock Hospitality Co.,
REIT 323 2,997
Pebblebrook Hotel Trust, REIT 183 2,535
RLJ Lodging Trust, REIT 234 2,389
Ryman Hospitality Properties,
Inc., REIT 90 10,552
Service Properties Trust, REIT 253 703
Summit Hotel Properties, Inc.,
REIT 161 1,059
Sunstone Hotel Investors, Inc.,
REIT 312 3,354
Xenia Hotels & Resorts, Inc.,
REIT 157 2,415
32,684
Hotels, Restaurants & Leisure — 0.3%
Accel Entertainment, Inc.,
Class
a
A* 79 913
Bally's Corp.* 37 656
Biglari Holdings, Inc., Class
a
B* 1 210
BJ's Restaurants, Inc.* 29 1,115
Bloomin' Brands, Inc. 122 1,701
Brinker International, Inc.* 68 8,994
Cheesecake Factory, Inc. (The) 74 3,747
Cracker Barrel Old Country
Store, Inc. 34 1,889
Dave & Buster's Entertainment,
Inc.* 50 1,966
Denny's Corp.* 77 505
Despegar.com Corp.* 95 1,700
Dine Brands Global, Inc. 23 826
El Pollo Loco Holdings, Inc.* 40 509
Everi Holdings, Inc.* 122 1,643
First Watch Restaurant Group,
Inc.* 46 878
Full House Resorts, Inc.* 49 231
Investments
Shares Value
Common Stocks (continued)
Global Business Travel Group I* 193 $ 1,812
Golden Entertainment, Inc. 31 1,046
Hilton Grand Vacations, Inc.* 114 4,833
Inspired Entertainment, Inc.* 34 327
International Game Technology
plc 175 3,365
Jack in the Box, Inc. 30 1,466
Krispy Kreme, Inc. 131 1,444
Kura Sushi USA, Inc., Class
a
A* 9 962
Life Time Group Holdings, Inc.* 92 2,233
Lindblad Expeditions Holdings,
Inc.* 54 716
Monarch Casino & Resort, Inc. 19 1,596
Mondee Holdings, Inc.,
Class
a
A* 58 41
Nathan's Famous, Inc. 4 350
ONE Group Hospitality, Inc.
(The)* 31 109
Papa John's International, Inc. 51 2,541
PlayAGS, Inc.* 59 686
Portillo's, Inc., Class
a
A* 83 959
Potbelly Corp.* 42 437
RCI Hospitality Holdings, Inc. 14 734
Red Rock Resorts, Inc., Class
a
A 75 3,757
Rush Street Interactive, Inc.* 117 1,687
Sabre Corp.* 577 2,256
Shake Shack, Inc., Class
a
A* 59 7,890
Six Flags Entertainment Corp. 143 6,605
Super Group SGHC Ltd. 230 1,530
Sweetgreen, Inc., Class
a
A* 151 6,188
Target Hospitality Corp.* 51 422
United Parks & Resorts, Inc.* 54 3,167
Vacasa, Inc., Class
a
A* 13 51
Xponential Fitness, Inc.,
Class
a
A* 37 564
87,257
Household Durables — 0.4%
Beazer Homes USA, Inc.* 45 1,573
Cavco Industries, Inc.* 13 6,688
Century Communities, Inc. 43 3,885
Champion Homes, Inc.* 83 8,610
Cricut, Inc., Class
a
A 72 374
Dream Finders Homes, Inc.,
Class
a
A* 43 1,431
Ethan Allen Interiors, Inc. 35 1,075
Flexsteel Industries, Inc. 7 413
GoPro, Inc., Class
a
A* 191 235
Green Brick Partners, Inc.* 48 3,430
Hamilton Beach Brands Holding
Co., Class
a
A 13 252
Helen of Troy Ltd.* 35 2,567
Hooker Furnishings Corp. 16 300
Hovnanian Enterprises, Inc.,
Class
a
A* 8 1,573
Installed Building Products, Inc. 37 8,463
iRobot Corp.* 43 327
KB Home 103 8,522
Landsea Homes Corp.* 28 320
La-Z-Boy, Inc. 65 2,943
Legacy Housing Corp.* 17 445

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
23
HDG
::
Investments
Shares Value
Common Stocks (continued)
LGI Homes, Inc.* 32 $ 3,504
Lifetime Brands, Inc. 19 112
Lovesac Co. (The)* 22 830
M/I Homes, Inc.* 41 6,766
Meritage Homes Corp. 55 10,509
Purple Innovation, Inc., Class
a
A* 87 83
Sonos, Inc.* 189 2,572
Taylor Morrison Home Corp.,
Class
a
A* 157 11,598
Traeger, Inc.* 52 167
Tri Pointe Homes, Inc.* 142 6,181
United Homes Group, Inc.* 7 45
Vizio Holding Corp., Class
a
A* 137 1,560
Worthington Enterprises, Inc. 48 1,964
99,317
Household Products — 0.1%
Central Garden & Pet Co.* 14 557
Central Garden & Pet Co.,
Class
a
A* 80 2,703
Energizer Holdings, Inc. 111 4,230
Oil-Dri Corp. of America 8 553
WD-40 Co. 21 5,819
13,862
Independent Power and Renewable Electricity Producers — 0.0%(a)
Altus Power, Inc., Class
a
A* 116 501
Montauk Renewables, Inc.* 100 442
Ormat Technologies, Inc. 83 6,774
Sunnova Energy International,
Inc.* 166 920
8,637
Industrial Conglomerates — 0.0%(a)
Brookfield Business Corp.,
Class
a
A 40 1,104
Industrial REITs — 0.1%
Industrial Logistics Properties
Trust, REIT 99 383
Innovative Industrial Properties,
Inc., REIT 43 4,688
LXP Industrial Trust, REIT 446 4,170
Plymouth Industrial REIT, Inc.,
REIT 62 1,162
Terreno Realty Corp., REIT 147 8,914
19,317
Insurance — 0.3%
Ambac Financial Group, Inc.* 67 860
American Coastal Insurance
Corp.* 38 522
AMERISAFE, Inc. 29 1,712
Baldwin Insurance Group, Inc.
(The), Class
a
A* 101 4,945
Bowhead Specialty Holdings,
Inc.* 12 442
CNO Financial Group, Inc. 162 6,464
Crawford & Co., Class
a
A 23 273
Donegal Group, Inc., Class
a
A 24 399
Investments
Shares Value
Common Stocks (continued)
Employers Holdings, Inc. 38 $ 2,028
Enstar Group Ltd.* 19 6,169
F&G Annuities & Life, Inc. 29 1,402
Fidelis Insurance Holdings Ltd. 80 1,642
Genworth Financial, Inc.,
Class
a
A* 661 5,156
GoHealth, Inc., Class
a
A* 7 90
Goosehead Insurance, Inc.,
Class
a
A* 35 4,414
Greenlight Capital Re Ltd.,
Class
a
A* 42 627
Hamilton Insurance Group Ltd.,
Class
a
B* 61 1,164
HCI Group, Inc. 13 1,584
Heritage Insurance Holdings,
Inc.* 35 435
Hippo Holdings, Inc.* 30 991
Horace Mann Educators Corp. 64 2,680
Investors Title Co. 2 573
James River Group Holdings
Ltd. 47 220
Kingsway Financial Services,
Inc.* 19 168
Lemonade, Inc.* 79 4,093
Maiden Holdings Ltd.* 134 218
MBIA, Inc. 68 469
Mercury General Corp. 41 3,237
NI Holdings, Inc.* 12 194
Oscar Health, Inc., Class
a
A* 299 5,182
Palomar Holdings, Inc.* 38 4,115
ProAssurance Corp.* 78 1,304
Root, Inc., Class
a
A* 14 1,397
Safety Insurance Group, Inc. 22 1,889
Selective Insurance Group, Inc. 94 9,596
Selectquote, Inc.* 204 610
SiriusPoint Ltd.* 151 2,328
Skyward Specialty Insurance
Group, Inc.* 57 3,084
Stewart Information Services
Corp. 41 3,079
Tiptree, Inc., Class
a
A 39 889
Trupanion, Inc.* 51 2,719
United Fire Group, Inc. 32 979
Universal Insurance Holdings,
Inc. 37 837
91,179
Interactive Media & Services — 0.1%
Bumble, Inc., Class
a
A* 147 1,277
Cargurus, Inc., Class
a
A* 136 5,144
Cars.com, Inc.* 101 2,007
EverQuote, Inc., Class
a
A* 39 748
fuboTV, Inc.* 450 725
Getty Images Holdings, Inc.* 153 447
Grindr, Inc.* 38 573
MediaAlpha, Inc., Class
a
A* 46 581
Nextdoor Holdings, Inc.* 267 649
Outbrain, Inc.* 58 315
QuinStreet, Inc.* 81 1,845
Shutterstock, Inc. 39 1,236
System1, Inc.* 35 37

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
24
HDG
::
Investments
Shares Value
Common Stocks (continued)
TrueCar, Inc.* 131 $ 558
Vimeo, Inc.* 227 1,482
Webtoon Entertainment, Inc.* 23 282
Yelp, Inc., Class
a
A* 101 3,860
Ziff Davis, Inc.* 70 4,119
ZipRecruiter, Inc., Class
a
A* 110 975
26,860
IT Services — 0.1%
Applied Digital Corp.* 180 1,818
ASGN, Inc.* 69 6,317
Backblaze, Inc., Class
a
A* 61 396
BigBear.ai Holdings, Inc.* 155 355
BigCommerce Holdings, Inc.,
Series 1* 107 789
Core Scientific, Inc.* 274 4,899
Couchbase, Inc.* 60 1,231
DigitalOcean Holdings, Inc.* 101 3,846
Fastly, Inc., Class
a
A* 197 1,670
Grid Dynamics Holdings, Inc.* 88 1,610
Hackett Group, Inc. (The) 39 1,222
Information Services Group,
Inc. 53 196
Rackspace Technology, Inc.* 102 273
Tucows, Inc., Class
a
A* 13 230
Unisys Corp.* 101 806
25,658
Leisure Products — 0.1%
Acushnet Holdings Corp. 44 3,217
AMMO, Inc.* 137 170
Clarus Corp. 46 209
Escalade, Inc. 15 225
Funko, Inc., Class
a
A* 48 564
JAKKS Pacific, Inc.* 13 379
Johnson Outdoors, Inc.,
Class
a
A 8 269
Latham Group, Inc.* 62 411
Malibu Boats, Inc., Class
a
A* 31 1,344
Marine Products Corp. 13 129
MasterCraft Boat Holdings,
Inc.* 26 551
Peloton Interactive, Inc.,
Class
a
A* 525 5,428
Revelyst, Inc.* 90 1,701
Smith & Wesson Brands, Inc. 70 951
Solo Brands, Inc., Class
a
A* 42 52
Sturm Ruger & Co., Inc. 25 952
Topgolf Callaway Brands Corp.* 218 1,835
18,387
Life Sciences Tools & Services — 0.0%(a)
Adaptive Biotechnologies
Corp.* 178 1,057
Akoya Biosciences, Inc.* 40 88
BioLife Solutions, Inc.* 55 1,511
ChromaDex Corp.* 75 579
Codexis, Inc.* 106 486
Conduit Pharmaceuticals, Inc.* 34 4
CryoPort, Inc.* 66 467
Investments
Shares Value
Common Stocks (continued)
Cytek Biosciences, Inc.* 186 $ 1,215
Harvard Bioscience, Inc.* 62 136
Lifecore Biomedical, Inc.* 34 252
Maravai LifeSciences Holdings,
Inc., Class
a
A* 169 958
MaxCyte, Inc.* 160 568
Mesa Laboratories, Inc. 8 937
Nautilus Biotechnology, Inc.,
Class
a
A* 74 166
OmniAb, Inc.* 141 551
Pacific Biosciences of
California, Inc.* 420 802
Quanterix Corp.* 55 678
Quantum-Si, Inc.* 153 191
Standard BioTools, Inc.* 452 832
11,478
Machinery — 0.6%
374Water, Inc.* 99 97
3D Systems Corp.* 195 579
Alamo Group, Inc. 15 2,999
Albany International Corp.,
Class
a
A 48 3,979
Astec Industries, Inc. 35 1,351
Atmus Filtration Technologies,
Inc. 129 5,584
Barnes Group, Inc. 71 3,326
Blue Bird Corp.* 49 1,992
Chart Industries, Inc.* 67 12,948
Columbus McKinnon Corp. 43 1,690
Commercial Vehicle Group,
Inc.* 50 121
Douglas Dynamics, Inc. 35 906
Eastern Co. (The) 8 230
Energy Recovery, Inc.* 87 1,354
Enerpac Tool Group Corp.,
Class
a
A 84 4,054
Enpro, Inc. 32 6,051
ESCO Technologies, Inc. 40 5,936
Federal Signal Corp. 93 9,059
Franklin Electric Co., Inc. 69 7,473
Gencor Industries, Inc.* 15 333
Gorman-Rupp Co. (The) 32 1,363
Graham Corp.* 15 672
Greenbrier Cos., Inc. (The) 47 3,196
Helios Technologies, Inc. 51 2,668
Hillenbrand, Inc. 108 3,675
Hillman Solutions Corp.* 302 3,443
Hyliion Holdings Corp.* 216 797
Hyster-Yale, Inc. 17 956
John Bean Technologies Corp. 49 6,175
Kadant, Inc. 18 7,430
Kennametal, Inc. 122 3,501
L B Foster Co., Class
a
A* 14 402
Lindsay Corp. 16 2,124
Luxfer Holdings plc 42 603
Manitowoc Co., Inc. (The)* 53 563
Mayville Engineering Co., Inc.* 19 320
Miller Industries, Inc. 17 1,252
Mueller Industries, Inc. 172 13,893

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
25
HDG
::
Investments
Shares Value
Common Stocks (continued)
Mueller Water Products, Inc.,
Class
a
A 239 $ 5,985
Nikola Corp.* 1 2
NN, Inc.* 69 275
Omega Flex, Inc. 6 297
Park-Ohio Holdings Corp. 14 450
Proto Labs, Inc.* 40 1,648
REV Group, Inc. 79 2,451
Shyft Group, Inc. (The) 52 733
SPX Technologies, Inc.* 69 12,174
Standex International Corp. 18 3,742
Taylor Devices, Inc.* 4 192
Tennant Co. 29 2,563
Terex Corp. 102 5,589
Titan International, Inc.* 77 564
Trinity Industries, Inc. 125 4,713
Twin Disc, Inc. 17 213
Wabash National Corp. 68 1,348
Watts Water Technologies, Inc.,
Class
a
A 42 9,063
175,097
Marine Transportation — 0.0%(a)
Costamare, Inc. 66 871
Genco Shipping & Trading Ltd. 65 1,032
Golden Ocean Group Ltd. 187 1,870
Himalaya Shipping Ltd. 45 280
Matson, Inc. 52 7,965
Pangaea Logistics Solutions
Ltd. 48 264
Safe Bulkers, Inc. 92 356
12,638
Media — 0.1%
Advantage Solutions, Inc.* 164 584
AMC Networks, Inc., Class
a
A* 49 462
Boston Omaha Corp., Class
a
A* 38 580
Cable One, Inc. 9 3,782
Cardlytics, Inc.* 62 252
Clear Channel Outdoor
Holdings, Inc.* 541 817
EchoStar Corp., Class
a
A* 187 4,729
Emerald Holding, Inc. 22 109
Entravision Communications
Corp., Class
a
A 94 229
EW Scripps Co. (The), Class
a
A* 93 186
Gambling.com Group Ltd.* 27 358
Gannett Co., Inc.* 217 1,126
Gray Television, Inc. 130 555
Ibotta, Inc., Class
a
A* 12 878
iHeartMedia, Inc., Class
a
A* 158 362
Innovid Corp.* 163 495
Integral Ad Science Holding
Corp.* 111 1,241
John Wiley & Sons, Inc.,
Class
a
A 55 2,870
Magnite, Inc.* 194 3,257
National CineMedia, Inc.* 109 758
PubMatic, Inc., Class
a
A* 65 1,037
Scholastic Corp. 36 950
Investments
Shares Value
Common Stocks (continued)
Sinclair, Inc. 49 $ 898
Stagwell, Inc., Class
a
A* 132 1,038
TechTarget, Inc.* 40 1,284
TEGNA, Inc. 261 4,899
Thryv Holdings, Inc.* 49 775
Townsquare Media, Inc.,
Class
a
A 20 202
WideOpenWest, Inc.* 76 404
35,117
Metals & Mining — 0.3%
Alpha Metallurgical Resources,
Inc.* 17 4,175
Arch Resources, Inc. 27 4,642
Caledonia Mining Corp. plc 25 263
Carpenter Technology Corp. 73 14,165
Century Aluminum Co.* 81 1,849
Coeur Mining, Inc.* 607 3,921
Commercial Metals Co. 177 10,919
Compass Minerals
International, Inc. 53 818
Constellium SE, Class
a
A* 199 2,440
Contango ORE, Inc.* 15 211
Critical Metals Corp.* 11 75
Dakota Gold Corp.* 103 232
Hecla Mining Co. 902 4,979
i-80 Gold Corp.* 486 306
Ivanhoe Electric, Inc.* 128 1,217
Kaiser Aluminum Corp. 24 1,951
Lifezone Metals Ltd.* 55 390
Materion Corp. 32 3,700
Metallus, Inc.* 66 1,100
Metals Acquisition Ltd.,
Class
a
A* 83 1,054
Novagold Resources, Inc.* 374 1,369
Olympic Steel, Inc. 15 634
Perpetua Resources Corp.* 59 562
Piedmont Lithium, Inc.* 28 352
Radius Recycling, Inc., Class
a
A 41 813
Ramaco Resources, Inc.,
Class
a
A 40 510
Ramaco Resources, Inc.,
Class
a
B 8 82
Ryerson Holding Corp. 43 1,105
SSR Mining, Inc.* 311 1,807
SunCoke Energy, Inc. 129 1,607
Tredegar Corp.* 40 287
Universal Stainless & Alloy
Products, Inc.* 14 622
Warrior Met Coal, Inc. 80 5,626
Worthington Steel, Inc. 50 2,242
76,025
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Advanced Flower Capital, Inc. 26 253
AG Mortgage Investment Trust,
Inc. 44 301
Angel Oak Mortgage REIT, Inc. 18 177
Apollo Commercial Real Estate
Finance, Inc. 219 2,026

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
26
HDG
::
Investments
Shares Value
Common Stocks (continued)
Arbor Realty Trust, Inc. 284 $ 4,166
Ares Commercial Real Estate
Corp. 82 592
ARMOUR Residential REIT, Inc. 75 1,419
Blackstone Mortgage Trust,
Inc., Class
a
A 267 5,132
BrightSpire Capital, Inc.,
Class
a
A 198 1,255
Chicago Atlantic Real Estate
Finance, Inc. 26 419
Chimera Investment Corp. 124 1,840
Claros Mortgage Trust, Inc. 133 903
Dynex Capital, Inc. 115 1,443
Ellington Financial, Inc. 127 1,570
Franklin BSP Realty Trust, Inc. 126 1,648
Granite Point Mortgage Trust,
Inc. 76 270
Invesco Mortgage Capital, Inc. 75 628
KKR Real Estate Finance Trust,
Inc. 91 1,058
Ladder Capital Corp., Class
a
A 175 2,076
MFA Financial, Inc. 157 1,747
New York Mortgage Trust, Inc. 139 853
Nexpoint Real Estate Finance,
Inc. 13 231
Orchid Island Capital, Inc. 110 857
PennyMac Mortgage
Investment Trust 133 1,807
Ready Capital Corp. 248 1,828
Redwood Trust, Inc. 202 1,446
Seven Hills Realty Trust 19 253
Sunrise Realty Trust, Inc. 9 140
TPG RE Finance Trust, Inc. 91 831
Two Harbors Investment Corp. 159 1,868
39,037
Multi-Utilities — 0.1%
Avista Corp. 121 4,682
Black Hills Corp. 105 6,727
Northwestern Energy Group,
Inc. 95 5,248
Unitil Corp. 24 1,440
18,097
Office REITs — 0.1%
Brandywine Realty Trust, REIT 260 1,456
City Office REIT, Inc., REIT 59 342
COPT Defense Properties, REIT 173 5,700
Douglas Emmett, Inc., REIT 248 4,801
Easterly Government
Properties, Inc., Class
a
A, REIT 150 1,848
Franklin Street Properties
Corp., REIT 149 285
Hudson Pacific Properties, Inc.,
REIT 209 805
JBG SMITH Properties, REIT 128 2,187
NET Lease Office Properties,
REIT 23 753
Orion Office REIT, Inc., REIT 85 360
Paramount Group, Inc., REIT 283 1,375
Peakstone Realty Trust, REIT 56 769
Investments
Shares Value
Common Stocks (continued)
Piedmont Office Realty Trust,
Inc., Class
a
A, REIT 190 $ 1,809
Postal Realty Trust, Inc.,
Class
a
A, REIT 33 468
SL Green Realty Corp., REIT 108 8,444
31,402
Oil, Gas & Consumable Fuels — 0.5%
Aemetis, Inc.* 55 225
Amplify Energy Corp.* 59 396
Ardmore Shipping Corp. 64 714
Berry Corp. 117 477
California Resources Corp. 106 6,271
Centrus Energy Corp., Class
a
A* 21 1,911
Clean Energy Fuels Corp.* 261 804
CNX Resources Corp.* 228 9,239
Comstock Resources, Inc.* 142 2,211
CONSOL Energy, Inc. 45 5,881
Crescent Energy Co., Class
a
A 221 3,286
CVR Energy, Inc. 52 1,006
Delek US Holdings, Inc. 97 1,848
DHT Holdings, Inc. 207 1,950
Diversified Energy Co. plc(b) 72 1,178
Dorian LPG Ltd. 56 1,370
Empire Petroleum Corp.* 23 146
Encore Energy Corp.* 278 1,051
Energy Fuels, Inc.* 284 2,062
Evolution Petroleum Corp. 47 275
Excelerate Energy, Inc., Class
a
A 26 805
FLEX LNG Ltd. 47 1,135
FutureFuel Corp. 40 208
Golar LNG Ltd. 152 5,984
Granite Ridge Resources, Inc. 80 516
Green Plains, Inc.* 97 1,048
Gulfport Energy Corp.* 20 3,516
Hallador Energy Co.* 39 476
HighPeak Energy, Inc. 22 332
International Seaways, Inc. 62 2,418
Kinetik Holdings, Inc., Class
a
A 59 3,482
Kosmos Energy Ltd.* 719 2,833
Magnolia Oil & Gas Corp.,
Class
a
A 266 7,379
Murphy Oil Corp. 223 7,241
NACCO Industries, Inc.,
Class
a
A 6 193
NextDecade Corp.* 177 1,281
Nordic American Tankers Ltd. 312 836
Northern Oil & Gas, Inc. 152 6,610
Par Pacific Holdings, Inc.* 86 1,499
PBF Energy, Inc., Class
a
A 160 5,038
Peabody Energy Corp. 195 4,651
PrimeEnergy Resources Corp.* 1 201
REX American Resources
Corp.* 24 1,039
Riley Exploration Permian, Inc. 17 597
Ring Energy, Inc.* 227 347
Sable Offshore Corp.* 77 1,808
SandRidge Energy, Inc. 49 575
Scorpio Tankers, Inc. 72 3,648
SFL Corp. Ltd. 183 1,925

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
27
HDG
::
Investments
Shares Value
Common Stocks (continued)
Sitio Royalties Corp., Class
a
A 124 $ 2,939
SM Energy Co. 176 7,953
Talos Energy, Inc.* 228 2,565
Teekay Corp. Ltd.* 87 642
Teekay Tankers Ltd., Class
a
A 37 1,489
Uranium Energy Corp.* 613 5,094
Ur-Energy, Inc.* 521 683
VAALCO Energy, Inc. 159 814
Verde Clean Fuels, Inc.* 4 17
Vital Energy, Inc.* 44 1,445
Vitesse Energy, Inc. 39 1,095
W&T Offshore, Inc. 150 291
World Kinect Corp. 90 2,606
137,555
Paper & Forest Products — 0.0%(a)
Clearwater Paper Corp.* 25 678
Sylvamo Corp. 54 4,984
5,662
Passenger Airlines — 0.1%
Allegiant Travel Co. 24 1,964
Blade Air Mobility, Inc.* 88 417
Frontier Group Holdings, Inc.* 64 373
JetBlue Airways Corp.* 480 2,866
Joby Aviation, Inc.* 618 5,531
SkyWest, Inc.* 61 6,999
Sun Country Airlines Holdings,
Inc.* 61 878
Wheels Up Experience, Inc.* 137 343
19,371
Personal Care Products — 0.0%(a)
Beauty Health Co. (The)* 114 169
Edgewell Personal Care Co. 75 2,743
Herbalife Ltd.* 153 1,189
Honest Co., Inc. (The)* 125 1,036
Interparfums, Inc. 28 3,854
Medifast, Inc.* 16 315
Nature's Sunshine Products,
Inc.* 20 325
Nu Skin Enterprises, Inc.,
Class
a
A 76 555
Olaplex Holdings, Inc.* 212 409
USANA Health Sciences, Inc.* 17 655
Veru, Inc.* 203 144
Waldencast plc, Class
a
A* 37 125
11,519
Pharmaceuticals — 0.3%
Alto Neuroscience, Inc.* 32 141
Alumis, Inc.* 20 185
Amneal Pharmaceuticals, Inc.* 245 2,026
Amphastar Pharmaceuticals,
Inc.* 59 2,666
ANI Pharmaceuticals, Inc.* 28 1,602
Aquestive Therapeutics, Inc.* 113 575
Arvinas, Inc.* 98 2,619
Atea Pharmaceuticals, Inc.* 118 404
Investments
Shares Value
Common Stocks (continued)
Avadel Pharmaceuticals plc,
ADR* 142 $ 1,571
Axsome Therapeutics, Inc.* 56 5,500
Biote Corp., Class
a
A* 41 271
Cassava Sciences, Inc.* 63 242
Collegium Pharmaceutical, Inc.* 50 1,525
Contineum Therapeutics, Inc.,
Class
a
A* 9 134
Corcept Therapeutics, Inc.* 124 7,152
CorMedix, Inc.* 85 838
Edgewise Therapeutics, Inc.* 112 3,696
Enliven Therapeutics, Inc.* 54 1,316
Esperion Therapeutics, Inc.* 289 809
Evolus, Inc.* 85 1,164
EyePoint Pharmaceuticals, Inc.* 77 681
Fulcrum Therapeutics, Inc.* 94 362
Harmony Biosciences Holdings,
Inc.* 46 1,595
Harrow, Inc.* 47 1,970
Innoviva, Inc.* 85 1,614
Ligand Pharmaceuticals, Inc.* 26 3,158
Liquidia Corp.* 89 1,028
Lyra Therapeutics, Inc.* 72 15
MediWound Ltd.* 12 210
Mind Medicine MindMed, Inc.* 111 907
Nektar Therapeutics, Class
a
A* 274 312
Neumora Therapeutics, Inc.* 129 1,282
Nuvation Bio, Inc.* 278 806
Ocular Therapeutix, Inc.* 239 2,364
Omeros Corp.* 85 965
Pacira BioSciences, Inc.* 70 1,184
Phathom Pharmaceuticals, Inc.* 52 461
Phibro Animal Health Corp.,
Class
a
A 32 748
Pliant Therapeutics, Inc.* 88 1,214
Prestige Consumer Healthcare,
Inc.* 76 6,443
Rapport Therapeutics, Inc.* 14 320
Revance Therapeutics, Inc.* 159 574
Scilex Holding Co.* 249 160
scPharmaceuticals, Inc.* 42 152
SIGA Technologies, Inc. 71 517
Supernus Pharmaceuticals,
Inc.* 77 2,816
Tarsus Pharmaceuticals, Inc.* 57 2,990
Telomir Pharmaceuticals, Inc.* 7 28
Terns Pharmaceuticals, Inc.* 88 549
Theravance Biopharma, Inc.* 57 527
Third Harmonic Bio, Inc.* 31 396
Trevi Therapeutics, Inc.* 90 259
Ventyx Biosciences, Inc.* 93 249
Verrica Pharmaceuticals, Inc.* 28 36
WaVe Life Sciences Ltd.* 119 1,797
Xeris Biopharma Holdings, Inc.* 214 702
Zevra Therapeutics, Inc.* 64 597
74,424
Professional Services — 0.4%
Alight, Inc., Class
a
A* 652 5,216
Asure Software, Inc.* 36 352

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
28
HDG
::
Investments
Shares Value
Common Stocks (continued)
Barrett Business Services, Inc. 40 $ 1,716
BlackSky Technology, Inc.* 21 245
CBIZ, Inc.* 73 6,028
Conduent, Inc.* 242 903
CRA International, Inc. 11 2,145
CSG Systems International, Inc. 45 2,466
DLH Holdings Corp.* 13 112
ExlService Holdings, Inc.* 242 11,219
Exponent, Inc. 78 7,699
First Advantage Corp.* 92 1,769
FiscalNote Holdings, Inc.* 92 81
Forrester Research, Inc.* 18 311
Franklin Covey Co.* 17 619
Heidrick & Struggles
International, Inc. 31 1,430
HireQuest, Inc. 9 137
Huron Consulting Group, Inc.* 27 3,316
IBEX Holdings Ltd.* 14 287
ICF International, Inc. 29 4,019
Innodata, Inc.* 41 1,684
Insperity, Inc. 55 4,337
Kelly Services, Inc., Class
a
A 47 689
Kforce, Inc. 29 1,740
Korn Ferry 80 6,267
Legalzoom.com, Inc.* 212 1,681
Maximus, Inc. 94 7,003
Mistras Group, Inc.* 32 298
NV5 Global, Inc.* 88 1,915
Planet Labs PBC* 327 1,285
Resources Connection, Inc. 50 422
Spire Global, Inc.* 35 572
TriNet Group, Inc. 49 4,578
TrueBlue, Inc.* 46 346
TTEC Holdings, Inc. 29 150
Upwork, Inc.* 192 3,258
Verra Mobility Corp., Class
a
A* 256 6,057
Willdan Group, Inc.* 19 831
WNS Holdings Ltd.* 69 3,742
96,925
Real Estate Management & Development — 0.1%
American Realty Investors, Inc.* 2 33
Anywhere Real Estate, Inc.* 149 730
Compass, Inc., Class
a
A* 583 4,133
Cushman & Wakefield plc* 352 5,386
eXp World Holdings, Inc. 126 1,745
Forestar Group, Inc.* 29 866
FRP Holdings, Inc.* 20 638
Kennedy-Wilson Holdings, Inc. 174 2,015
Marcus & Millichap, Inc. 36 1,498
Maui Land & Pineapple Co.,
Inc.* 12 291
Newmark Group, Inc., Class
a
A 205 3,173
Offerpad Solutions, Inc.* 15 74
Opendoor Technologies, Inc.* 953 2,230
RE/MAX Holdings, Inc.,
Class
a
A* 27 355
Real Brokerage, Inc. (The)* 147 773
Redfin Corp.* 180 1,708
RMR Group, Inc. (The), Class
a
A 24 533
Investments
Shares Value
Common Stocks (continued)
St Joe Co. (The) 55 $ 2,809
Star Holdings* 20 228
Stratus Properties, Inc.* 9 232
Tejon Ranch Co.* 32 516
Transcontinental Realty
Investors, Inc.* 2 56
30,022
Residential REITs — 0.1%
Apartment Investment and
Management Co., Class
a
A,
REIT* 219 1,936
BRT Apartments Corp., REIT 17 341
Centerspace, REIT 23 1,668
Clipper Realty, Inc., REIT 18 91
Elme Communities, REIT 135 2,287
Independence Realty Trust,
Inc., REIT 347 7,578
NexPoint Residential Trust, Inc.,
REIT 35 1,647
UMH Properties, Inc., REIT 99 1,901
Veris Residential, Inc., REIT 121 2,208
19,657
Retail REITs — 0.2%
Acadia Realty Trust, REIT 158 4,084
Alexander's, Inc., REIT 3 671
CBL & Associates Properties,
Inc., REIT 35 1,082
Curbline Properties Corp.,
REIT* 146 3,542
Getty Realty Corp., REIT 76 2,499
InvenTrust Properties Corp.,
REIT 105 3,252
Kite Realty Group Trust, REIT 334 9,208
Macerich Co. (The), REIT 333 7,063
NETSTREIT Corp., REIT 120 1,945
Phillips Edison & Co., Inc., REIT 189 7,465
Retail Opportunity Investments
Corp., REIT 191 3,323
Saul Centers, Inc., REIT 16 658
SITE Centers Corp., REIT 73 1,133
Tanger, Inc., REIT 164 6,063
Urban Edge Properties, REIT 188 4,326
Whitestone REIT, REIT 75 1,104
57,418
Semiconductors & Semiconductor Equipment — 0.4%
ACM Research, Inc., Class
a
A* 78 1,341
Aehr Test Systems* 42 499
Alpha & Omega Semiconductor
Ltd.* 37 1,534
Ambarella, Inc.* 58 4,150
Axcelis Technologies, Inc.* 50 3,712
CEVA, Inc.* 36 1,071
Cohu, Inc.* 71 1,874
Credo Technology Group
Holding Ltd.* 198 9,694
Diodes, Inc.* 70 4,550
Everspin Technologies, Inc.* 29 178

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
29
HDG
::
Investments
Shares Value
Common Stocks (continued)
FormFactor, Inc.* 119 $ 4,767
GCT Semiconductor Holding,
Inc.* 11 28
Ichor Holdings Ltd.* 51 1,671
Impinj, Inc.* 36 6,920
indie Semiconductor, Inc.,
Class
a
A* 251 1,313
Kulicke & Soffa Industries, Inc. 83 4,019
MaxLinear, Inc., Class
a
A* 123 1,861
Navitas Semiconductor Corp.,
Class
a
A* 193 531
NVE Corp. 8 618
PDF Solutions, Inc.* 48 1,517
Penguin Solutions, Inc.* 80 1,451
Photronics, Inc.* 95 2,366
Power Integrations, Inc. 87 5,699
QuickLogic Corp.* 21 160
Rambus, Inc.* 167 9,654
Rigetti Computing, Inc.* 216 659
Semtech Corp.* 99 6,340
Silicon Laboratories, Inc.* 49 5,422
SiTime Corp.* 28 5,947
SkyWater Technology, Inc.* 41 326
Synaptics, Inc.* 60 4,814
Ultra Clean Holdings, Inc.* 68 2,613
Veeco Instruments, Inc.* 86 2,397
99,696
Software — 1.0%
8x8, Inc.* 196 608
A10 Networks, Inc. 109 1,858
ACI Worldwide, Inc.* 162 9,205
Adeia, Inc. 167 2,024
Agilysys, Inc.* 35 4,700
Airship AI Holdings, Inc.* 10 31
Alarm.com Holdings, Inc.* 74 4,820
Alkami Technology, Inc.* 80 3,158
Altair Engineering, Inc., Class
a
A* 88 9,294
Amplitude, Inc., Class
a
A* 118 1,220
Appian Corp., Class
a
A* 62 2,347
Arteris, Inc.* 42 365
Asana, Inc., Class
a
A* 125 1,914
AudioEye, Inc.* 11 296
Aurora Innovation, Inc.,
Class
a
A* 1,439 9,310
AvePoint, Inc.* 195 3,442
Bit Digital, Inc.* 183 844
Blackbaud, Inc.* 64 5,372
BlackLine, Inc.* 89 5,519
Blend Labs, Inc., Class
a
A* 354 1,809
Box, Inc., Class
a
A* 216 7,579
Braze, Inc., Class
a
A* 101 4,012
C3.ai, Inc., Class
a
A* 130 4,833
Cerence, Inc.* 63 464
Cipher Mining, Inc.* 277 1,856
Cleanspark, Inc.* 351 5,037
Clear Secure, Inc., Class
a
A 135 3,494
Clearwater Analytics Holdings,
Inc., Class
a
A* 272 8,443
Commvault Systems, Inc.* 68 11,668
Investments
Shares Value
Common Stocks (continued)
Consensus Cloud Solutions,
Inc.* 28 $ 699
CS Disco, Inc.* 44 260
Daily Journal Corp.* 2 1,129
Digimarc Corp.* 23 779
Digital Turbine, Inc.* 147 212
Domo, Inc., Class
a
B* 52 487
D-Wave Quantum, Inc.* 134 405
E2open Parent Holdings, Inc.* 313 952
eGain Corp.* 29 155
Enfusion, Inc., Class
a
A* 75 745
EverCommerce, Inc.* 33 401
Freshworks, Inc., Class
a
A* 318 5,085
Hut 8 Corp.* 124 3,474
iLearningEngines Holdings,
Inc.* 44 61
Intapp, Inc.* 60 3,753
InterDigital, Inc. 39 7,642
Jamf Holding Corp.* 126 1,840
Kaltura, Inc.* 147 326
Life360, Inc.* 9 444
LiveRamp Holdings, Inc.* 101 3,066
Logility Supply Chain Solutions,
Inc., Class
a
A 48 505
MARA Holdings, Inc.* 421 11,544
Matterport, Inc.* 407 1,937
Meridianlink, Inc.* 41 957
Mitek Systems, Inc.* 71 662
N-able, Inc.* 110 1,148
NCR Voyix Corp.* 224 3,250
NextNav, Inc.* 116 2,017
Olo, Inc., Class
a
A* 161 1,174
ON24, Inc.* 42 278
OneSpan, Inc.* 58 1,051
Ooma, Inc.* 38 562
Pagaya Technologies Ltd.,
Class
a
A* 72 787
PagerDuty, Inc.* 142 3,016
Porch Group, Inc.* 119 436
Prairie Operating Co.* 6 51
Progress Software Corp. 66 4,515
PROS Holdings, Inc.* 70 1,622
Q2 Holdings, Inc.* 91 9,531
Qualys, Inc.* 57 8,755
Rapid7, Inc.* 95 4,047
Red Violet, Inc.* 17 626
Rekor Systems, Inc.* 112 109
ReposiTrak, Inc. 18 414
Rimini Street, Inc.* 82 177
Riot Platforms, Inc.* 439 5,553
Roadzen, Inc.* 22 24
Sapiens International Corp. NV 47 1,284
SEMrush Holdings, Inc.,
Class
a
A* 56 762
Silvaco Group, Inc.* 9 74
SolarWinds Corp. 84 1,121
SoundHound AI, Inc., Class
a
A* 449 4,180
SoundThinking, Inc.* 15 195
Sprinklr, Inc., Class
a
A* 195 1,607
Sprout Social, Inc., Class
a
A* 76 2,434

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
30
HDG
::
Investments
Shares Value
Common Stocks (continued)
SPS Commerce, Inc.* 57 $ 11,005
Telos Corp.* 84 286
Tenable Holdings, Inc.* 181 7,598
Terawulf, Inc.* 358 2,825
Varonis Systems, Inc., Class
a
B* 170 8,493
Verint Systems, Inc.* 94 2,369
Vertex, Inc., Class
a
A* 83 4,503
Viant Technology, Inc., Class
a
A* 24 453
Weave Communications, Inc.* 60 820
WM Technology, Inc.* 129 154
Workiva, Inc., Class
a
A* 77 7,488
Xperi, Inc.* 69 653
Yext, Inc.* 161 1,330
Zeta Global Holdings Corp.,
Class
a
A* 275 5,857
Zuora, Inc., Class
a
A* 214 2,125
279,801
Specialized REITs — 0.1%
Farmland Partners, Inc., REIT 67 852
Four Corners Property Trust,
Inc., REIT 141 4,189
Gladstone Land Corp., REIT 52 624
Outfront Media, Inc., REIT 228 4,380
PotlatchDeltic Corp., REIT 123 5,515
Safehold, Inc., REIT 80 1,709
Uniti Group, Inc., REIT 367 2,169
19,438
Specialty Retail — 0.4%
1-800-Flowers.com, Inc.,
Class
a
A* 39 317
Abercrombie & Fitch Co.,
Class
a
A* 77 11,526
Academy Sports & Outdoors,
Inc. 109 5,368
aka Brands Holding Corp.* 1 22
American Eagle Outfitters, Inc. 281 5,406
America's Car-Mart, Inc.* 9 415
Arhaus, Inc., Class
a
A 79 784
Arko Corp. 123 881
Asbury Automotive Group, Inc.* 31 8,055
BARK, Inc.* 203 438
Beyond, Inc.* 70 440
Boot Barn Holdings, Inc.* 45 6,171
Buckle, Inc. (The) 47 2,448
Build-A-Bear Workshop, Inc. 19 722
Caleres, Inc. 52 1,616
Camping World Holdings, Inc.,
Class
a
A 86 2,102
Citi Trends, Inc.* 10 200
Designer Brands, Inc., Class
a
A 65 322
Destination XL Group, Inc.* 81 195
EVgo, Inc., Class
a
A* 155 1,009
Foot Locker, Inc.* 128 3,219
Genesco, Inc.* 16 537
Group 1 Automotive, Inc. 20 8,516
GrowGeneration Corp.* 88 171
Haverty Furniture Cos., Inc. 22 519
J Jill, Inc. 9 248
Investments
Shares Value
Common Stocks (continued)
Lands' End, Inc.* 22 $ 351
Leslie's, Inc.* 275 633
MarineMax, Inc.* 33 1,133
Monro, Inc. 46 1,294
National Vision Holdings, Inc.* 120 1,452
ODP Corp. (The)* 54 1,387
OneWater Marine, Inc., Class
a
A* 18 399
Petco Health & Wellness Co.,
Inc., Class
a
A* 128 547
RealReal, Inc. (The)* 149 876
Revolve Group, Inc., Class
a
A* 59 2,129
RumbleON, Inc., Class
a
B* 24 164
Sally Beauty Holdings, Inc.* 158 2,201
Shoe Carnival, Inc. 27 912
Signet Jewelers Ltd. 66 6,613
Sleep Number Corp.* 33 495
Sonic Automotive, Inc., Class
a
A 22 1,521
Stitch Fix, Inc., Class
a
A* 137 652
ThredUp, Inc., Class
a
A* 120 208
Tile Shop Holdings, Inc.* 44 292
Tilly's, Inc., Class
a
A* 22 98
Torrid Holdings, Inc.* 18 77
Upbound Group, Inc. 83 2,854
Urban Outfitters, Inc.* 98 4,776
Victoria's Secret & Co.* 121 4,700
Warby Parker, Inc., Class
a
A* 134 3,020
Winmark Corp. 5 2,060
Zumiez, Inc.* 25 552
103,043
Technology Hardware, Storage & Peripherals — 0.1%
CompoSecure, Inc., Class
a
A 38 606
Corsair Gaming, Inc.* 68 500
CPI Card Group, Inc.* 8 264
Diebold Nixdorf, Inc.* 39 1,803
Eastman Kodak Co.* 92 667
Immersion Corp. 46 411
IonQ, Inc.* 305 11,132
Turtle Beach Corp.* 26 450
Xerox Holdings Corp. 178 1,627
17,460
Textiles, Apparel & Luxury Goods — 0.1%
Figs, Inc., Class
a
A* 199 1,033
G-III Apparel Group Ltd.* 62 1,837
Hanesbrands, Inc.* 543 4,724
Kontoor Brands, Inc. 86 7,893
Movado Group, Inc. 23 468
Oxford Industries, Inc. 23 1,913
Rocky Brands, Inc. 12 260
Steven Madden Ltd. 112 5,105
Superior Group of Cos., Inc. 20 339
Vera Bradley, Inc.* 39 228
Wolverine World Wide, Inc. 123 2,852
26,652
Tobacco — 0.0%(a)
Ispire Technology, Inc.* 29 178
Turning Point Brands, Inc. 26 1,609

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
31
HDG
::
Investments
Shares Value
Common Stocks (continued)
Universal Corp. 37 $ 2,114
3,901
Trading Companies & Distributors — 0.4%
Alta Equipment Group, Inc. 41 324
Applied Industrial Technologies,
Inc. 59 16,209
Beacon Roofing Supply, Inc.* 98 11,076
BlueLinx Holdings, Inc.* 13 1,634
Boise Cascade Co. 61 9,004
Custom Truck One Source, Inc.* 77 461
Distribution Solutions Group,
Inc.* 16 626
DNOW, Inc.* 162 2,438
DXP Enterprises, Inc.* 19 1,392
EVI Industries, Inc. 8 157
FTAI Aviation Ltd. 156 26,336
GATX Corp. 55 9,029
Global Industrial Co. 21 593
GMS, Inc.* 62 6,222
H&E Equipment Services, Inc. 49 2,927
Herc Holdings, Inc. 43 9,976
Hudson Technologies, Inc.* 68 404
Karat Packaging, Inc. 11 340
McGrath RentCorp 38 4,630
MRC Global, Inc.* 129 1,802
Rush Enterprises, Inc., Class
a
A 94 5,823
Rush Enterprises, Inc., Class
a
B 14 798
Titan Machinery, Inc.* 32 494
Transcat, Inc.* 14 1,469
Willis Lease Finance Corp. 5 1,090
Xometry, Inc., Class
a
A* 65 2,018
117,272
Transportation Infrastructure — 0.0%(a)
Sky Harbour Group Corp.* 17 192
Water Utilities — 0.1%
American States Water Co. 57 4,863
Cadiz, Inc.* 64 284
California Water Service Group 89 4,556
Consolidated Water Co. Ltd. 23 619
Global Water Resources, Inc. 17 228
Middlesex Water Co. 27 1,767
Pure Cycle Corp.* 32 465
SJW Group 50 2,786
York Water Co. (The) 22 788
16,356
Wireless Telecommunication Services — 0.0%(a)
Gogo, Inc.* 99 795
Spok Holdings, Inc. 28 460
Telephone and Data Systems,
Inc. 151 5,161
6,416
Total Common Stocks
(Cost $2,769,611)
4,458,859
Investments
Number of
Rights Value
Rights — 0 .0% (a)
Biotechnology — 0.0%(a)
Aduro Biotech, Inc., CVR*(d)
(e)(f) 39 $ —
Cartesian Therapeutics,
Inc.*(d)(e) 263 48
Chinook Therape, CVR*(d)(e) 118 —
Tobira Therapeutics, Inc.,
CVR*(d)(e) 10 —
48
Specialty Retail — 0.0%(a)
RumbleON, Inc., expiring
5/27/2025* 24 4
Total Rights
(Cost $146) 52
Shares
Securities Lending Reinvestments (g) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (h)
(Cost $44) 44 44
Principal
Amount
Short-Term Investments — 82 .1%
Repurchase Agreements (i) — 16 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $4,460,291
(Cost $4,458,633) $ 4,458,633
4,458,633
U.S. Treasury Obligations — 65 .9%
U.S. Treasury Bills
4.47%, 1/30/2025 (j)
(Cost $18,166,122) 18,301,000 18,172,163
Total Short-Term Investments
(Cost $22,624,755) 22,630,796
Total Investments — 98.3%
(Cost $25,394,556) 27,089,751
Other assets less liabilities — 1.7% 467,458
Net Assets — 100.0% $ 27,557,209
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) Amount less than one dollar.

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
32
HDG
::
(d) Security fair valued as of November 30, 2024 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2024 amounted to $48, which represents approximately 0.00% of net assets of the
Fund.
(e) Illiquid security.
(f) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November 30,
2024 was $0, collateralized in the form of cash with a value of
$44 that was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of Portfolio
Investments.
(g) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $44.
(h) Rate shown is the 7-day yield as of November 30, 2024.
(i) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(j) The rate shown was the current yield as of November 30, 2024.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,266,846
Aggregate gross unrealized depreciation (362,724)
Net unrealized appreciation $ 1,904,122
Federal income tax cost $ 25,459,003
Futures Contracts Sold
Hedge Replication ETF had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
E-Mini Euro 50 12/16/2024 U.S. Dollar $ 3,304,375 $ 159,763

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
33
HDG
::
Swap Agreements
a
Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
274,377 3/6/2025
Morgan
Stanley & Co.
International plc 5.28%
iShares
®
MSCI
Emerging Markets
ETF
f
9,466 — — 9,466
(1,001,375) 11/6/2026
Societe
Generale (5.33)%
S&P 500
®
Total
Return Index (12,096)
38,956 11/6/2026
Societe
Generale 5.48%
Russell 2000
®
Total
Return Index 1,496
952,384 1/26/2026
Societe
Generale 5.38%
iShares
®
MSCI
Emerging Markets
ETF
f
78,342
1,913,781 11/6/2026
Societe
Generale 5.13%
iShares
®
MSCI EAFE
ETF
f
33,230
1,903,746 100,972 — — 100,972
70,607 11/6/2026 UBS AG 5.28%
Russell 2000
®
Total
Return Index 1,331
519,341 1/26/2026 UBS AG 4.98%
iShares
®
MSCI EAFE
ETF
f
(33,272)
528,346 11/6/2025 UBS AG 4.98%
iShares
®
MSCI
Emerging Markets
ETF
f
35,114
1,118,294 3,173 — — 3,173
3,296,417 113,611
Total Unrealized
Appreciation
158,979
Total Unrealized
Depreciation
(45,368)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

HIGH YIELD-INTEREST RATE HEDGED :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
34
HYHG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Corporate Bonds — 94 .5%
Aerospace & Defense — 2 .5%
Spirit AeroSystems, Inc.
9.75%, 11/15/2030 (a) $ 550,000 $ 610,996
TransDigm, Inc.
5.50%, 11/15/2027 2,265,000 2,245,543
6.38%, 3/1/2029 (a) 920,000 934,993
3,791,532
Automobile Components — 1 .2%
Allison Transmission, Inc.
3.75%, 1/30/2031 (a) 634,000 569,868
Icahn Enterprises LP
5.25%, 5/15/2027 569,000 546,982
Tenneco, Inc.
8.00%, 11/17/2028 (a) 748,000 711,248
1,828,098
Automobiles — 0 .3%
Aston Martin Capital Holdings Ltd.
10.00%, 3/31/2029 (a) 431,000 423,444
Banks — 0 .4%
UniCredit SpA
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.75%),
5.46%, 6/30/2035 (a)(b) 686,000 672,917
Broadline Retail — 0 .3%
NMG Holding Co., Inc.
8.50%, 10/1/2028 (a) 461,000 468,044
Building Products — 2 .8%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a) 635,000 578,443
6.38%, 3/1/2034 (a) 471,000 480,020
EMRLD Borrower LP
6.63%, 12/15/2030 (a) 1,169,000 1,181,919
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028 (a) 322,000 319,249
8.88%, 11/15/2031 (a) 628,000 668,158
Standard Industries, Inc.
4.38%, 7/15/2030 (a) 642,000 597,202
3.38%, 1/15/2031 (a) 374,000 328,489
4,153,480
Capital Markets — 1 .7%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a) 434,000 393,925
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029 (a) 482,000 465,712
Focus Financial Partners LLC
6.75%, 9/15/2031 (a) 382,000 385,572
Investments
Principal
Amount Value
Corporate Bonds (continued)
Capital Markets
Jane Street Group
7.13%, 4/30/2031 (a) $ 709,000 $ 737,801
6.13%, 11/1/2032 (a) 495,000 497,002
2,480,012
Chemicals — 1 .3%
Olympus Water US Holding Corp.
9.75%, 11/15/2028 (a) 702,000 746,265
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a) 443,000 422,556
Tronox, Inc.
4.63%, 3/15/2029 (a)(c) 432,000 397,949
WR Grace Holdings LLC
5.63%, 8/15/2029 (a) 468,000 437,644
2,004,414
Commercial Services & Supplies — 3 .3%
Allied Universal Holdco LLC
4.63%, 6/1/2028 (a) 1,156,000 1,090,332
7.88%, 2/15/2031 (a) 569,000 582,653
Garda World Security Corp.
8.38%, 11/15/2032 (a) 442,000 453,476
GFL Environmental, Inc.
6.75%, 1/15/2031 (a) 572,000 593,189
Madison IAQ LLC
5.88%, 6/30/2029 (a) 410,000 391,541
Prime Security Services Borrower LLC
3.38%, 8/31/2027 (a) 729,000 685,401
6.25%, 1/15/2028 (a) 313,000 312,706
Raven Acquisition Holdings LLC
6.88%, 11/15/2031 (a) 500,000 500,089
RR Donnelley & Sons Co.
9.50%, 8/1/2029 (a) 336,000 345,151
4,954,538
Communications Equipment — 0 .3%
CommScope LLC
4.75%, 9/1/2029 (a) 495,000 409,613
Construction & Engineering — 0 .4%
Brand Industrial Services, Inc.
10.38%, 8/1/2030 (a) 563,000 597,294
Consumer Staples Distribution & Retail — 1 .3%
Albertsons Cos., Inc.
3.50%, 3/15/2029 (a) 939,000 867,673
KeHE Distributors LLC
9.00%, 2/15/2029 (a) 384,000 402,021
Performance Food Group, Inc.
4.25%, 8/1/2029 (a) 679,000 638,429
6.13%, 9/15/2032 (a) 107,000 107,949
2,016,072

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
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Investments
Principal
Amount Value
Corporate Bonds (continued)
Containers & Packaging — 2 .7%
Ardagh Metal Packaging Finance USA LLC
4.00%, 9/1/2029 (a) $ 424,000 $ 368,311
Ardagh Packaging Finance plc
5.25%, 8/15/2027 (a) 556,000 329,430
Ball Corp.
6.00%, 6/15/2029 363,000 369,262
2.88%, 8/15/2030 380,000 333,764
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/2030 (a)(c) 507,000 508,808
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a) 1,631,000 1,669,649
Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027 (a) 455,000 435,396
4,014,620
Diversified Consumer Services — 0 .6%
Belron UK Finance plc
5.75%, 10/15/2029 (a) 378,000 378,473
Wand NewCo 3, Inc.
7.63%, 1/30/2032 (a) 526,000 544,410
922,883
Diversified REITs — 1 .2%
Uniti Group LP
REIT, 10.50%, 2/15/2028
(a) 1,222,000 1,298,246
REIT, 6.50%, 2/15/2029
(a) 490,000 429,731
1,727,977
Diversified Telecommunication Services — 5 .9%
Altice France SA
5.13%, 7/15/2029 (a) 961,000 732,355
5.50%, 10/15/2029 (a) 1,006,000 773,556
CCO Holdings LLC
4.25%, 2/1/2031 (a) 2,348,000 2,102,566
4.50%, 5/1/2032 171,000 151,086
Frontier Communications Holdings LLC
5.00%, 5/1/2028 (a) 652,000 645,399
8.75%, 5/15/2030 (a) 554,000 590,273
Intelsat Jackson Holdings SA
6.50%, 3/15/2030 (a) 1,248,000 1,159,852
Level 3 Financing, Inc.
11.00%, 11/15/2029 (a) 665,000 755,624
Sable International Finance Ltd.
7.13%, 10/15/2032 (a) 383,000 383,732
Windstream Escrow LLC
7.75%, 8/15/2028 ‡ 556 —
Windstream Services LLC
7.75%, 8/15/2028 (a) 556,000 560,362
Zayo Group Holdings, Inc.
4.00%, 3/1/2027 (a) 578,000 545,029
6.13%, 3/1/2028 (a)(c) 514,000 474,165
8,873,999
Investments
Principal
Amount Value
Corporate Bonds (continued)
Electric Utilities — 2 .4%
Alpha Generation LLC
6.75%, 10/15/2032 (a) $ 485,000 $ 491,375
NRG Energy, Inc.
3.63%, 2/15/2031 (a) 828,000 737,845
PG&E Corp.
5.25%, 7/1/2030 782,000 768,333
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.88%),
7.38%, 3/15/2055 (b) 419,000 433,016
Vistra Operations Co. LLC
4.38%, 5/1/2029 (a) 550,000 524,807
7.75%, 10/15/2031 (a) 551,000 585,216
3,540,592
Electrical Equipment — 0 .2%
Sensata Technologies BV
4.00%, 4/15/2029 (a) 361,000 336,653
Energy Equipment & Services — 1 .1%
USA Compression Partners LP
7.13%, 3/15/2029 (a) 419,000 429,269
Valaris Ltd.
8.38%, 4/30/2030 (a) 481,000 489,879
Weatherford International Ltd.
8.63%, 4/30/2030 (a) 642,000 668,662
1,587,810
Entertainment — 0 .6%
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a) 557,000 565,213
ROBLOX Corp.
3.88%, 5/1/2030 (a) 360,000 327,203
892,416
Financial Services — 3 .8%
Block, Inc.
3.50%, 6/1/2031 597,000 536,335
6.50%, 5/15/2032 (a) 734,000 753,065
Boost Newco Borrower LLC
7.50%, 1/15/2031 (a) 761,000 803,720
Freedom Mortgage Holdings LLC
9.25%, 2/1/2029 (a) 456,000 472,539
Jefferies Finance LLC
5.00%, 8/15/2028 (a) 422,000 394,481
Midcap Financial Issuer Trust
6.50%, 5/1/2028 (a) 394,000 385,128
Nationstar Mortgage Holdings, Inc.
7.13%, 2/1/2032 (a) 500,000 515,835
NCR Atleos Corp.
9.50%, 4/1/2029 (a) 520,000 569,042
Rocket Mortgage LLC
2.88%, 10/15/2026 (a) 457,000 436,190
3.88%, 3/1/2031 (a) 432,000 386,631

See accompanying notes to the financial statements.
HIGH YIELD-INTEREST RATE HEDGED :: NOVEMBER 30, 2024 (UNAUDITED)
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::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Financial Services
Shift4 Payments LLC
6.75%, 8/15/2032 (a) $ 446,000 $ 461,244
5,714,210
Food Products — 1 .0%
Darling Ingredients, Inc.
6.00%, 6/15/2030 (a) 386,000 384,655
Post Holdings, Inc.
6.38%, 3/1/2033 (a) 1,040,000 1,035,945
1,420,600
Ground Transportation — 0 .8%
Brightline East LLC
11.00%, 1/31/2030 (a) 550,000 515,225
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a) 419,000 436,987
Hertz Corp. (The)
5.00%, 12/1/2029 (a)(c) 429,000 296,230
1,248,442
Health Care Equipment & Supplies — 2 .0%
Avantor Funding, Inc.
4.63%, 7/15/2028 (a) 646,000 624,130
Medline Borrower LP
3.88%, 4/1/2029 (a) 696,000 652,519
5.25%, 10/1/2029 (a) 1,775,000 1,732,932
3,009,581
Health Care Providers & Services — 5 .0%
Community Health Systems, Inc.
5.63%, 3/15/2027 (a) 1,449,000 1,402,285
10.88%, 1/15/2032 (a) 500,000 520,305
DaVita, Inc.
4.63%, 6/1/2030 (a) 1,384,000 1,296,367
3.75%, 2/15/2031 (a) 340,000 300,714
LifePoint Health, Inc.
11.00%, 10/15/2030 (a) 421,000 463,840
MPH Acquisition Holdings LLC
5.50%, 9/1/2028 (a) 485,000 336,496
Prime Healthcare Services, Inc.
9.38%, 9/1/2029 (a) 622,000 631,761
Star Parent, Inc.
9.00%, 10/1/2030 (a) 453,000 467,723
Tenet Healthcare Corp.
6.13%, 10/1/2028 892,000 894,111
6.13%, 6/15/2030 1,085,000 1,090,552
7,404,154
Health Care REITs — 0 .2%
MPT Operating Partnership LP
REIT, 3.50%, 3/15/2031 572,000 373,299
Investments
Principal
Amount Value
Corporate Bonds (continued)
Hotel & Resort REITs — 0 .6%
RHP Hotel Properties LP
REIT, 6.50%, 4/1/2032 (a) $ 382,000 $ 388,227
Service Properties Trust
REIT, 8.63%, 11/15/2031
(a) 420,000 443,112
831,339
Hotels, Restaurants & Leisure — 7 .7%
1011778 BC ULC
6.13%, 6/15/2029 (a) 647,000 657,691
4.00%, 10/15/2030 (a) 1,504,000 1,365,848
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a) 1,614,000 1,664,482
Carnival Corp.
5.75%, 3/1/2027 (a) 1,265,000 1,270,327
Carnival Holdings Bermuda Ltd.
10.38%, 5/1/2028 (a) 785,000 842,559
Churchill Downs, Inc.
5.75%, 4/1/2030 (a) 500,000 496,371
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a) 600,000 563,724
6.75%, 1/15/2030 (a) 467,000 437,503
Hilton Domestic Operating Co., Inc.
3.63%, 2/15/2032 (a) 930,000 819,985
Mohegan Tribal Gaming Authority
8.00%, 2/1/2026 (a) 486,000 482,971
NCL Corp. Ltd.
5.88%, 3/15/2026 (a) 881,000 880,951
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a) 391,000 391,682
6.00%, 2/1/2033 (a) 853,000 863,721
Wynn Resorts Finance LLC
7.13%, 2/15/2031 (a) 426,000 449,931
Yum! Brands, Inc.
3.63%, 3/15/2031 148,000 133,989
4.63%, 1/31/2032 112,000 105,332
11,427,067
Independent Power and Renewable Electricity Producers — 1 .6%
Calpine Corp.
4.50%, 2/15/2028 (a) 1,002,000 969,220
5.13%, 3/15/2028 (a) 259,000 252,930
Lightning Power LLC
7.25%, 8/15/2032 (a) 612,000 637,966
Talen Energy Supply LLC
8.63%, 6/1/2030 (a) 542,000 583,337
2,443,453
Insurance — 3 .9%
Acrisure LLC
7.50%, 11/6/2030 (a) 489,000 498,244
Alliant Holdings Intermediate LLC
7.00%, 1/15/2031 (a) 1,107,000 1,124,137
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032 (a) 526,000 541,635

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
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37
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::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Insurance
Howden UK Refinance plc
7.25%, 2/15/2031 (a) $ 358,000 $ 362,065
HUB International Ltd.
7.25%, 6/15/2030 (a) 238,000 246,881
7.38%, 1/31/2032 (a) 1,707,000 1,746,354
Panther Escrow Issuer LLC
7.13%, 6/1/2031 (a) 1,283,000 1,314,219
5,833,535
Machinery — 1 .2%
Chart Industries, Inc.
7.50%, 1/1/2030 (a) 646,000 674,850
Husky Injection Molding Systems Ltd.
9.00%, 2/15/2029 (a) 374,000 389,069
TK Elevator US Newco, Inc.
5.25%, 7/15/2027 (a) 721,000 710,095
1,774,014
Media — 10 .0%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a) 92,000 84,735
7.50%, 6/1/2029 (a) 762,000 674,417
CSC Holdings LLC
11.75%, 1/31/2029 (a) 850,000 843,085
4.63%, 12/1/2030 (a) 982,000 548,602
Directv Financing LLC
5.88%, 8/15/2027 (a) 1,526,000 1,499,558
DISH Network Corp.
11.75%, 11/15/2027 (a) 2,173,000 2,308,639
EchoStar Corp.
10.75%, 11/30/2029 500,000 540,888
Gray Television, Inc.
10.50%, 7/15/2029 (a) 402,000 409,113
5.38%, 11/15/2031 (a) 763,000 454,323
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a) 1,201,000 1,114,439
News Corp.
3.88%, 5/15/2029 (a) 363,000 340,931
Nexstar Media, Inc.
4.75%, 11/1/2028 (a) 455,000 429,633
Paramount Global
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.00%),
6.38%, 3/30/2062 (b) 442,000 426,270
Radiate Holdco LLC
6.50%, 9/15/2028 (a) 254,000 168,009
Sirius XM Radio, Inc.
4.00%, 7/15/2028 (a) 1,286,000 1,207,461
3.88%, 9/1/2031 (a)(c) 118,000 102,148
Stagwell Global LLC
5.63%, 8/15/2029 (a) 432,000 416,510
Sunrise FinCo. I BV
4.88%, 7/15/2031 (a) 586,000 537,965
TEGNA, Inc.
4.63%, 3/15/2028 296,000 281,379
Investments
Principal
Amount Value
Corporate Bonds (continued)
Media
TEGNA, Inc.
5.00%, 9/15/2029 $ 750,000 $ 708,836
Univision Communications, Inc.
6.63%, 6/1/2027 (a) 443,000 441,420
8.00%, 8/15/2028 (a) 782,000 797,977
VZ Secured Financing BV
5.00%, 1/15/2032 (a) 598,000 534,397
14,870,735
Metals & Mining — 1 .7%
Cleveland-Cliffs, Inc.
7.00%, 3/15/2032 (a) 611,000 614,105
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (a) 797,000 797,928
9.38%, 3/1/2029 (a) 485,000 519,417
Novelis Corp.
4.75%, 1/30/2030 (a) 704,000 662,510
2,593,960
Oil, Gas & Consumable Fuels — 7 .8%
Aethon United BR LP
7.50%, 10/1/2029 (a) 398,000 412,780
CITGO Petroleum Corp.
8.38%, 1/15/2029 (a) 450,000 468,038
Civitas Resources, Inc.
8.38%, 7/1/2028 (a) 500,000 521,885
8.75%, 7/1/2031 (a) 665,000 704,970
Comstock Resources, Inc.
6.75%, 3/1/2029 (a) 529,000 521,577
CQP Holdco LP
5.50%, 6/15/2031 (a) 589,000 567,774
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a) 461,000 484,634
7.38%, 1/15/2033 (a) 344,000 341,491
Delek Logistics Partners LP
8.63%, 3/15/2029 (a) 431,000 449,378
DT Midstream, Inc.
4.38%, 6/15/2031 (a) 669,000 622,265
Hilcorp Energy I LP
7.25%, 2/15/2035 (a) 538,000 526,614
ITT Holdings LLC
6.50%, 8/1/2029 (a) 509,000 476,716
Kinetik Holdings LP
5.88%, 6/15/2030 (a) 256,000 255,470
New Fortress Energy, Inc.
6.50%, 9/30/2026 (a)(c) 628,000 585,920
NGL Energy Operating LLC
8.38%, 2/15/2032 (a) 501,000 512,813
Permian Resources Operating LLC
7.00%, 1/15/2032 (a) 450,000 463,301
6.25%, 2/1/2033 (a) 383,000 385,868
Tullow Oil plc
10.25%, 5/15/2026 (a) 469,000 423,814
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a) 1,300,000 1,452,221
8.38%, 6/1/2031 (a) 972,000 1,024,481

See accompanying notes to the financial statements.
HIGH YIELD-INTEREST RATE HEDGED :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
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::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Oil, Gas & Consumable Fuels
Vital Energy, Inc.
7.88%, 4/15/2032 (a) $ 451,000 $ 443,686
11,645,696
Passenger Airlines — 3 .1%
American Airlines, Inc.
5.75%, 4/20/2029 (a) 1,735,000 1,732,109
JetBlue Airways Corp.
9.88%, 9/20/2031 (a) 868,000 913,161
United Airlines, Inc.
4.38%, 4/15/2026 (a) 734,000 723,472
4.63%, 4/15/2029 (a) 900,000 864,958
VistaJet Malta Finance plc
6.38%, 2/1/2030 (a)(c) 452,000 398,736
4,632,436
Pharmaceuticals — 2 .2%
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (a) 931,000 770,465
11.00%, 9/30/2028 (a)(c) 557,000 545,846
Endo Finance Holdings, Inc.
8.50%, 4/15/2031 (a)(c) 411,000 437,479
Organon & Co.
4.13%, 4/30/2028 (a) 468,000 443,541
5.13%, 4/30/2031 (a) 1,155,000 1,057,286
3,254,617
Professional Services — 0 .3%
Amentum Holdings, Inc.
7.25%, 8/1/2032 (a) 376,000 386,249
Software — 4 .0%
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (a) 994,000 951,460
Cloud Software Group, Inc.
6.50%, 3/31/2029 (a) 2,311,000 2,270,226
9.00%, 9/30/2029 (a) 799,000 808,901
McAfee Corp.
7.38%, 2/15/2030 (a) 848,000 824,571
UKG, Inc.
6.88%, 2/1/2031 (a) 1,032,000 1,060,593
5,915,751
Specialized REITs — 1 .4%
Iron Mountain, Inc.
REIT, 5.25%, 7/15/2030
(a) 211,000 204,718
REIT, 4.50%, 2/15/2031
(a) 863,000 803,829
SBA Communications Corp.
REIT, 3.88%, 2/15/2027 810,000 786,834
REIT, 3.13%, 2/1/2029 364,000 333,017
2,128,398
Investments
Principal
Amount Value
Corporate Bonds (continued)
Specialty Retail — 2 .2%
eG Global Finance plc
12.00%, 11/30/2028 (a) $ 450,000 $ 504,446
LCM Investments Holdings II LLC
4.88%, 5/1/2029 (a) 471,000 444,603
Michaels Cos., Inc. (The)
7.88%, 5/1/2029 (a) 687,000 367,745
PetSmart, Inc.
4.75%, 2/15/2028 (a) 438,000 418,059
7.75%, 2/15/2029 (a) 503,000 494,616
Staples, Inc.
10.75%, 9/1/2029 (a) 1,009,000 994,805
3,224,274
Trading Companies & Distributors — 2 .3%
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 5/1/2028 (a) 115,000 113,602
H&E Equipment Services, Inc.
3.88%, 12/15/2028 (a) 528,000 489,210
Imola Merger Corp.
4.75%, 5/15/2029 (a) 826,000 792,872
United Rentals North America, Inc.
3.88%, 2/15/2031 635,000 580,477
6.13%, 3/15/2034 (a) 817,000 829,182
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a) 577,000 590,382
3,395,725
Wireless Telecommunication Services — 1 .2%
Connect Finco SARL
9.00%, 9/15/2029 (a) 807,000 744,759
Vmed O2 UK Financing I plc
4.25%, 1/31/2031 (a) 561,000 486,329
4.75%, 7/15/2031 (a) 574,000 505,675
1,736,763
Total Corporate Bonds
(Cost $139,478,374) 140,960,706
Shares
Securities Lending Reinvestments (d) — 1 .8%
Investment Companies — 1 .8%
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (e)
(Cost $2,748,183) 2,748,183 2,748,183

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
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::
Investments
Principal
Amount Value
Short-Term Investments — 3 .0%
Repurchase Agreements (f) — 3 .0%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $4,411,212
(Cost $4,409,572) $ 4,409,572
$ 4,409,572
Total Investments — 99.3%
(Cost $146,768,080) 148,118,461
Other assets less liabilities — 0.7% 1,037,022
Net Assets — 100.0% $ 149,155,483
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold,
normally to qualified institutional buyers in transactions exempt from registration.The aggregate value of these securities as of November 30, 2024 was $129,321,401 which represents
86.70% of net assets.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of
November 30, 2024.
(c) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November 30,
2024 was $2,649,356, collateralized in the form of cash with a value of $2,748,183 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(d) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $2,748,183.
(e) Rate shown is the 7-day yield as of November 30, 2024.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,925,544
Aggregate gross unrealized depreciation (2,228,388)
Net unrealized appreciation $ 697,156
Federal income tax cost $ 147,043,140
Futures Contracts Sold
High Yield-Interest Rate Hedged had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 164 3/20/2025 U.S. Dollar $ 18,234,750 $ (75,151)
U.S. Treasury 2 Year Note 215 3/31/2025 U.S. Dollar 44,313,516 (60,828)
U.S. Treasury 5 Year Note 730 3/31/2025 U.S. Dollar 78,549,141 (242,186)
$ (378,165)

INFLATION EXPECTATIONS ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
40
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::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 101 .7%
Repurchase Agreements (a) — 57 .7%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$13,044,753
(Cost $13,039,907) $ 13,039,907
$ 13,039,907
U.S. Treasury Obligations (b) — 44 .0%
U.S. Treasury Bills
5.25%, 12/26/2024 (c)
(Cost $9,964,497) 10,000,000 9,969,733
Total Short-Term Investments
(Cost $23,004,404) 23,009,640
Total Investments — 101.7%
(Cost $23,004,404) 23,009,640
Liabilities in excess of other assets — (1.7%) (394,757)
Net Assets — 100.0% $ 22,614,883
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,758,658.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 896,050
Aggregate gross unrealized depreciation (1,256,357)
Net unrealized depreciation $ (360,307)
Federal income tax cost $ 23,004,404
Swap Agreements
a
Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
5,406,068 12/10/2024 Citibank NA 4.41%
FTSE 30-Year TIPS
(Treasury Rate-
Hedged) Index (long
exposure to 30-year
Treasury Inflation-
Protected Securities
(TIPS) bond)
f
(414,835)
5,422,458 12/10/2024 Citibank NA 4.35%
FTSE 30-Year TIPS
(Treasury Rate-
Hedged) Index (long
exposure to 30-year
Treasury Bond
inverse index)
f
546,145
10,828,526 131,310 — — 131,310
17,251,198 11/6/2025
Societe
Generale 4.64%
FTSE 30-Year TIPS
(Treasury Rate-
Hedged) Index (long
exposure to 30-year
Treasury Inflation-
Protected Securities
(TIPS) bond)
f
344,668
24,465,330 11/6/2025
Societe
Generale 4.27%
FTSE 30-Year TIPS
(Treasury Rate-
Hedged) Index (long
exposure to 30-year
Treasury Bond
inverse index)
f
(841,521)
41,716,528 (496,853) 496,853 — —
52,545,054 (365,543)
Total Unrealized
Appreciation
890,813
Total Unrealized
Depreciation
(1,256,356)

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: INFLATION EXPECTATIONS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
41
RINF
::
a
The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/globalassets/proshares/documents/resources/
FTSE_30_Year_TIPS_November.pdf.

INVESTMENT GRADE-INTEREST RATE HEDGED :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
42
IGHG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Corporate Bonds — 93 .7%
Aerospace & Defense — 2 .0%
GE Capital International Funding Co. Unlimited
Co.
4.42%, 11/15/2035 $ 527,000 $ 502,801
General Electric Co.
6.75%, 3/15/2032 1,106,000 1,236,848
Lockheed Martin Corp.
4.07%, 12/15/2042 862,000 751,061
RTX Corp.
4.50%, 6/1/2042 2,483,000 2,243,171
4,733,881
Air Freight & Logistics — 0 .6%
United Parcel Service, Inc.
6.20%, 1/15/2038 1,191,000 1,319,792
Automobiles — 2 .2%
Ford Motor Co.
7.45%, 7/16/2031 1,307,000 1,433,494
4.75%, 1/15/2043 531,000 442,815
General Motors Co.
6.25%, 10/2/2043 1,651,000 1,698,342
5.20%, 4/1/2045 215,000 196,446
Mercedes-Benz Finance North America LLC
8.50%, 1/18/2031 1,112,000 1,319,625
5,090,722
Banks — 25 .1%
Banco Santander SA
3.49%, 5/28/2030 791,000 727,074
6.92%, 8/8/2033 2,076,000 2,234,802
6.94%, 11/7/2033 1,200,000 1,342,327
Bank of America Corp.
6.11%, 1/29/2037 215,000 229,670
7.75%, 5/14/2038 871,000 1,056,521
5.88%, 2/7/2042 3,867,000 4,180,802
5.00%, 1/21/2044 518,000 507,382
Bank of America NA
6.00%, 10/15/2036 546,000 583,322
Bank of Nova Scotia (The)
4.85%, 2/1/2030 1,012,000 1,017,368
Barclays plc
5.25%, 8/17/2045 2,116,000 2,079,267
Citigroup, Inc.
6.63%, 6/15/2032 1,086,000 1,184,756
8.13%, 7/15/2039 413,000 525,179
6.68%, 9/13/2043 2,037,000 2,338,458
4.75%, 5/18/2046 1,376,000 1,249,798
Cooperatieve Rabobank UA
5.25%, 5/24/2041 1,050,000 1,070,311
5.75%, 12/1/2043 612,000 640,218
5.25%, 8/4/2045 1,114,000 1,102,818
Fifth Third Bancorp
8.25%, 3/1/2038 754,000 922,571
Investments
Principal
Amount Value
Corporate Bonds (continued)
Banks
HSBC Holdings plc
4.95%, 3/31/2030 $ 79,000 $ 79,303
6.50%, 5/2/2036 832,000 901,049
6.50%, 9/15/2037 2,681,000 2,885,072
5.25%, 3/14/2044 1,099,000 1,054,981
JPMorgan Chase & Co.
6.40%, 5/15/2038 1,872,000 2,104,709
5.50%, 10/15/2040 4,008,000 4,151,185
4.85%, 2/1/2044 2,000 1,928
4.95%, 6/1/2045 468,000 446,044
Lloyds Banking Group plc
4.34%, 1/9/2048 1,114,000 917,019
Mitsubishi UFJ Financial Group, Inc.
2.56%, 2/25/2030 883,000 793,392
2.05%, 7/17/2030 583,000 504,783
3.75%, 7/18/2039 1,327,000 1,155,348
Mizuho Financial Group, Inc.
2.56%, 9/13/2031 710,000 607,014
Royal Bank of Canada
2.30%, 11/3/2031 1,519,000 1,298,609
5.00%, 2/1/2033 842,000 846,334
5.15%, 2/1/2034 1,910,000 1,926,516
Sumitomo Mitsui Financial Group, Inc.
5.71%, 1/13/2030 2,109,000 2,195,562
2.75%, 1/15/2030 910,000 822,682
2.13%, 7/8/2030 247,000 213,841
2.22%, 9/17/2031 249,000 210,527
5.77%, 1/13/2033 851,000 895,621
6.18%, 7/13/2043 858,000 958,228
Toronto-Dominion Bank (The)
3.20%, 3/10/2032 1,549,000 1,386,967
4.46%, 6/8/2032 985,000 956,755
Wells Fargo & Co.
5.61%, 1/15/2044 3,231,000 3,218,728
4.90%, 11/17/2045 1,605,000 1,455,779
4.75%, 12/7/2046 1,098,000 974,564
Wells Fargo Bank NA
6.60%, 1/15/2038 565,000 637,311
Westpac Banking Corp.
2.15%, 6/3/2031 841,000 727,181
4.42%, 7/24/2039 358,000 329,641
2.96%, 11/16/2040 242,000 179,773
3.13%, 11/18/2041 1,607,000 1,207,947
59,037,037
Beverages — 2 .5%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042 1,089,000 1,059,097
Coca-Cola Co. (The)
3.45%, 3/25/2030 557,000 533,398
1.65%, 6/1/2030 2,445,000 2,111,175
1.38%, 3/15/2031 50,000 41,624
2.50%, 6/1/2040 100,000 73,056
3.00%, 3/5/2051 2,086,000 1,462,368
2.50%, 3/15/2051 1,000 623

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
43
IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Beverages
Molson Coors Beverage Co.
5.00%, 5/1/2042 $ 728,000 $ 696,393
5,977,734
Biotechnology — 0 .7%
AbbVie, Inc.
4.40%, 11/6/2042 1,899,000 1,714,297
Capital Markets — 6 .7%
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033 640,000 699,508
6.75%, 10/1/2037 750,000 830,559
6.25%, 2/1/2041 3,679,000 4,033,759
5.15%, 5/22/2045 1,245,000 1,201,057
Jefferies Financial Group, Inc.
4.15%, 1/23/2030 720,000 693,634
Morgan Stanley
6.38%, 7/24/2042 690,000 783,630
4.30%, 1/27/2045 1,000 878
4.38%, 1/22/2047 4,646,000 4,107,542
Nomura Holdings, Inc.
3.10%, 1/16/2030 239,000 217,913
2.68%, 7/16/2030 1,218,000 1,072,293
2.61%, 7/14/2031 1,032,000 884,105
UBS Group AG
4.88%, 5/15/2045 1,389,000 1,303,245
15,828,123
Communications Equipment — 1 .3%
Cisco Systems, Inc.
5.90%, 2/15/2039 2,484,000 2,701,985
5.50%, 1/15/2040 379,000 396,113
3,098,098
Consumer Finance — 2 .6%
Ally Financial, Inc.
8.00%, 11/1/2031 1,475,000 1,657,677
American Express Co.
4.05%, 12/3/2042 775,000 682,679
John Deere Capital Corp.
4.70%, 6/10/2030 689,000 695,059
Series I, 5.15%, 9/8/2033 1,401,000 1,440,913
5.10%, 4/11/2034 119,000 121,881
Toyota Motor Credit Corp.
3.38%, 4/1/2030 928,000 870,993
5.55%, 11/20/2030 579,000 603,061
6,072,263
Consumer Staples Distribution & Retail — 0 .8%
Target Corp.
4.00%, 7/1/2042 812,000 707,321
Walmart, Inc.
5.25%, 9/1/2035 411,000 436,058
Investments
Principal
Amount Value
Corporate Bonds (continued)
Consumer Staples Distribution & Retail
Walmart, Inc.
6.50%, 8/15/2037 $ 710,000 $ 828,130
1,971,509
Diversified Telecommunication Services — 5 .1%
Sprint Capital Corp.
8.75%, 3/15/2032 1,419,000 1,724,424
Telefonica Emisiones SA
7.05%, 6/20/2036 1,373,000 1,550,627
5.21%, 3/8/2047 1,815,000 1,682,497
4.90%, 3/6/2048 993,000 886,156
Verizon Communications, Inc.
4.50%, 8/10/2033 2,465,000 2,382,047
4.27%, 1/15/2036 1,015,000 940,170
5.25%, 3/16/2037 739,000 742,125
4.81%, 3/15/2039 549,000 524,910
4.86%, 8/21/2046 303,000 282,883
4.52%, 9/15/2048 1,580,000 1,390,512
12,106,351
Electric Utilities — 0 .5%
Duke Energy Florida LLC
6.40%, 6/15/2038 500,000 555,883
Georgia Power Co.
4.30%, 3/15/2042 767,000 677,605
1,233,488
Electrical Equipment — 0 .3%
Eaton Corp.
4.15%, 11/2/2042 769,000 678,712
Energy Equipment & Services — 0 .4%
Baker Hughes Holdings LLC
5.13%, 9/15/2040 984,000 973,526
Entertainment — 1 .7%
TWDC Enterprises 18 Corp.
4.13%, 6/1/2044 1,000 863
Walt Disney Co. (The)
3.80%, 3/22/2030 1,323,000 1,282,461
2.65%, 1/13/2031 2,036,000 1,826,294
6.65%, 11/15/2037 833,000 957,629
4,067,247
Financial Services — 3 .1%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043 571,000 546,804
Shell International Finance BV
4.13%, 5/11/2035 (a) 868,000 817,728
6.38%, 12/15/2038 1,975,000 2,228,971
5.50%, 3/25/2040 509,000 529,322
4.55%, 8/12/2043 610,000 558,815
4.38%, 5/11/2045 4,000 3,484

See accompanying notes to the financial statements.
INVESTMENT GRADE-INTEREST RATE HEDGED :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
44
IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Financial Services
Shell International Finance BV
4.00%, 5/10/2046 $ 1,165,000 $ 971,020
3.75%, 9/12/2046 2,045,000 1,600,915
7,257,059
Food Products — 0 .9%
Kraft Heinz Foods Co.
5.00%, 6/4/2042 1,178,000 1,108,777
Unilever Capital Corp.
5.90%, 11/15/2032 859,000 931,402
2,040,179
Health Care Equipment & Supplies — 1 .3%
Medtronic, Inc.
4.38%, 3/15/2035 952,000 917,570
4.63%, 3/15/2045 2,330,000 2,157,931
3,075,501
Health Care Providers & Services — 2 .3%
Ascension Health
3.95%, 11/15/2046 922,000 778,691
Elevance Health, Inc.
4.65%, 1/15/2043 728,000 659,975
UnitedHealth Group, Inc.
2.00%, 5/15/2030 1,838,000 1,607,205
4.63%, 7/15/2035 864,000 845,127
6.88%, 2/15/2038 1,103,000 1,295,095
4.75%, 7/15/2045 148,000 138,324
5,324,417
Household Products — 0 .7%
Procter & Gamble Co. (The)
3.00%, 3/25/2030 371,000 346,285
1.20%, 10/29/2030 1,694,000 1,415,962
1.95%, 4/23/2031 1,000 872
1,763,119
Insurance — 1 .1%
MetLife, Inc.
5.70%, 6/15/2035 650,000 687,913
4.88%, 11/13/2043 1,427,000 1,354,385
4.05%, 3/1/2045 8,000 6,743
Prudential Funding Asia plc
3.13%, 4/14/2030 721,000 662,950
2,711,991
IT Services — 1 .5%
International Business Machines Corp.
4.00%, 6/20/2042 350,000 297,004
4.25%, 5/15/2049 3,772,000 3,196,906
3,493,910
Investments
Principal
Amount Value
Corporate Bonds (continued)
Machinery — 0 .4%
Caterpillar, Inc.
3.80%, 8/15/2042 $ 1,001,000 $ 847,775
Media — 3 .0%
Comcast Corp.
4.25%, 1/15/2033 1,248,000 1,191,624
Paramount Global
6.88%, 4/30/2036 358,000 372,209
4.38%, 3/15/2043 1,740,000 1,337,991
Time Warner Cable Enterprises LLC
8.38%, 7/15/2033 1,361,000 1,562,721
Time Warner Cable LLC
6.55%, 5/1/2037 335,000 332,865
7.30%, 7/1/2038 140,000 147,483
6.75%, 6/15/2039 1,992,000 2,016,228
6,961,121
Metals & Mining — 3 .4%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042 9,000 7,912
5.00%, 9/30/2043 2,581,000 2,512,086
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040 883,000 887,251
Southern Copper Corp.
6.75%, 4/16/2040 1,095,000 1,197,759
5.88%, 4/23/2045 1,298,000 1,299,835
Vale Overseas Ltd.
6.88%, 11/21/2036 1,629,000 1,784,741
6.88%, 11/10/2039 219,000 239,012
7,928,596
Multi-Utilities — 0 .6%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036 1,265,000 1,363,849
Oil, Gas & Consumable Fuels — 6 .0%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038 1,184,000 1,246,176
ConocoPhillips
6.50%, 2/1/2039 1,617,000 1,822,113
Hess Corp.
5.60%, 2/15/2041 783,000 799,303
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038 1,128,000 1,267,351
Kinder Morgan, Inc.
7.75%, 1/15/2032 827,000 959,551
Occidental Petroleum Corp.
6.45%, 9/15/2036 1,288,000 1,353,296
Phillips 66
5.88%, 5/1/2042 1,138,000 1,186,273
Suncor Energy, Inc.
6.50%, 6/15/2038 990,000 1,085,770
TransCanada PipeLines Ltd.
6.20%, 10/15/2037 1,622,000 1,731,318

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
45
IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Oil, Gas & Consumable Fuels
TransCanada PipeLines Ltd.
7.63%, 1/15/2039 $ 250,000 $ 297,858
Valero Energy Corp.
6.63%, 6/15/2037 1,034,000 1,136,047
Williams Cos., Inc. (The)
6.30%, 4/15/2040 1,056,000 1,137,279
14,022,335
Pharmaceuticals — 6 .1%
AstraZeneca plc
6.45%, 9/15/2037 353,000 398,469
4.00%, 9/18/2042 3,682,000 3,201,457
4.38%, 11/16/2045 224,000 201,844
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038 2,019,000 2,259,135
Johnson & Johnson
5.95%, 8/15/2037 701,000 779,032
Merck & Co., Inc.
4.15%, 5/18/2043 994,000 872,330
Novartis Capital Corp.
4.40%, 5/6/2044 1,307,000 1,202,862
Pfizer, Inc.
4.00%, 12/15/2036 2,498,000 2,289,097
7.20%, 3/15/2039 (a) 2,460,000 2,964,422
4.40%, 5/15/2044 46,000 41,496
Wyeth LLC
5.95%, 4/1/2037 242,000 260,634
14,470,778
Software — 1 .4%
Oracle Corp.
6.50%, 4/15/2038 2,894,000 3,197,281
6.13%, 7/8/2039 153,000 164,660
3,361,941
Specialty Retail — 1 .0%
Home Depot, Inc. (The)
5.88%, 12/16/2036 2,270,000 2,460,307
Technology Hardware, Storage & Peripherals — 2 .8%
Apple, Inc.
3.85%, 5/4/2043 100,000 86,648
4.45%, 5/6/2044 493,000 469,968
3.45%, 2/9/2045 5,157,000 4,154,990
4.38%, 5/13/2045 989,000 911,950
HP, Inc.
6.00%, 9/15/2041 866,000 908,418
6,531,974
Tobacco — 2 .3%
Altria Group, Inc.
5.38%, 1/31/2044 2,352,000 2,319,388
Philip Morris International, Inc.
6.38%, 5/16/2038 1,378,000 1,530,187
Investments
Principal
Amount Value
Corporate Bonds (continued)
Tobacco
Philip Morris International, Inc.
4.25%, 11/10/2044 $ 1,846,000 $ 1,583,343
5,432,918
Wireless Telecommunication Services — 3 .3%
America Movil SAB de CV
6.13%, 3/30/2040 1,752,000 1,867,878
4.38%, 7/16/2042 469,000 412,306
Telefonica Europe BV
8.25%, 9/15/2030 961,000 1,110,863
Vodafone Group plc
6.15%, 2/27/2037 2,392,000 2,581,708
5.25%, 5/30/2048 446,000 430,780
4.88%, 6/19/2049 34,000 30,622
4.25%, 9/17/2050 1,516,000 1,224,551
7,658,708
Total Corporate Bonds
(Cost $215,178,289) 220,609,258
Shares
Securities Lending Reinvestments (b) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (c)
(Cost $198,138) 198,138 198,138
Principal
Amount
Short-Term Investments — 0 .6%
Repurchase Agreements (d) — 0 .6%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $1,392,164
(Cost $1,391,647) 1,391,647
1,391,647
Total Investments — 94.4%
(Cost $216,768,074) 222,199,043
Other assets less liabilities — 5.6% 13,240,636
Net Assets — 100.0% $ 235,439,679
(a) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November 30,
2024 was $193,438, collateralized in the form of cash with a value of $198,138 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $198,138.
(c) Rate shown is the 7-day yield as of November 30, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.

See accompanying notes to the financial statements.
INVESTMENT GRADE-INTEREST RATE HEDGED :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
46
IGHG
::
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,766,736
Aggregate gross unrealized depreciation (3,363,047)
Net unrealized appreciation $ 1,403,689
Federal income tax cost $ 219,154,288
Futures Contracts Sold
Investment Grade-Interest Rate Hedged had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 514 3/20/2025 U.S. Dollar $ 57,150,375 $ (235,905)
U.S. Treasury Long Bond 1,308 3/20/2025 U.S. Dollar 156,306,000 (1,369,563)
U.S. Treasury Ultra Bond 26 3/20/2025 U.S. Dollar 3,306,875 (35,598)
$ (1,641,066)

NOVEMBER 30, 2024 (UNAUDITED) :: K-1 FREE CRUDE OIL ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
47
OILK
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 87 .4%
Repurchase Agreements (a) — 87 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$79,994,345
(Cost $79,964,626) $ 79,964,626
$ 79,964,626
Total Investments — 87.4%
(Cost $79,964,626) 79,964,626
Other assets less liabilities — 12.6% 11,571,009
Net Assets — 100.0% $ 91,535,635
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (2,235,220)
Net unrealized depreciation $ (2,235,220)
Federal income tax cost $ 79,964,626
Futures Contracts Purchased
K-1 Free Crude Oil ETF had the following open long futures contracts as of November 30, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
WTI Crude Oil 447 1/21/2025 U.S. Dollar $ 30,270,840 $ (1,310,109)
WTI Crude Oil 457 5/20/2025 U.S. Dollar 30,632,710 (909,720)
WTI Crude Oil 464 11/20/2025 U.S. Dollar 30,600,800 (15,391)
$ (2,235,220)

LARGE CAP CORE PLUS :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
48
CSM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 96 .0%
Aerospace & Defense — 2.0%
General Electric Co. 14,664 $ 2,671,194
Howmet Aerospace, Inc. 14,595 1,727,756
Huntington Ingalls Industries,
Inc. 5,421 1,072,924
Lockheed Martin Corp. 2,719 1,439,466
Northrop Grumman Corp. 3,549 1,737,768
Textron, Inc. 13,806 1,182,208
9,831,316
Air Freight & Logistics — 0.0%(b)
CH Robinson Worldwide, Inc. 1,681 177,480
Automobile Components — 0.4%
Aptiv plc* 17,873 992,488
BorgWarner, Inc. 20,176 692,440
1,684,928
Automobiles — 1.4%
Ford Motor Co. 60,843 677,183
General Motors Co. 33,218 1,846,589
Tesla, Inc.* 12,603 4,350,051
6,873,823
Banks — 2.0%
Bank of America Corp. 28,806 1,368,573
Citizens Financial Group, Inc. 17,235 829,693
Fifth Third Bancorp 14,058 675,627
Huntington Bancshares, Inc. 69,626 1,253,964
JPMorgan Chase & Co. 12,618 3,150,967
M&T Bank Corp. 6,945 1,527,831
Regions Financial Corp. 8,272 225,495
Wells Fargo & Co. 9,238 703,658
9,735,808
Beverages — 1.1%
Coca-Cola Co. (The) 9,723 623,050
Keurig Dr Pepper, Inc. 45,856 1,497,199
Molson Coors Beverage Co.,
Class
a
B 25,788 1,600,403
PepsiCo, Inc. 9,683 1,582,686
5,303,338
Biotechnology — 1.4%
AbbVie, Inc. 5,730 1,048,189
Amgen, Inc. 589 166,610
Biogen, Inc.* 4,146 665,972
Incyte Corp.* 8,953 667,804
Regeneron Pharmaceuticals,
Inc.* 2,485 1,864,297
Vertex Pharmaceuticals, Inc.* 4,658 2,180,550
6,593,422
Broadline Retail — 2.7%
Amazon.com, Inc.* 61,063 12,694,387
eBay, Inc. 5,654 357,842
13,052,229
Investments
Shares Value
Common Stocks (a) (continued)
Building Products — 1.0%
A O Smith Corp. 3,758 $ 279,932
Allegion plc 10,572 1,488,960
Builders FirstSource, Inc.* 4,584 854,779
Masco Corp. 2,672 215,256
Trane Technologies plc 5,094 2,120,225
4,959,152
Capital Markets — 3.6%
Bank of New York Mellon Corp.
(The) 3,827 313,317
Cboe Global Markets, Inc. 7,450 1,608,083
CME Group, Inc. 8,729 2,077,502
FactSet Research Systems, Inc. 438 214,913
Franklin Resources, Inc. 67,244 1,530,473
Invesco Ltd. 78,489 1,419,866
Moody's Corp. 3,738 1,868,925
MSCI, Inc., Class
a
A 1,194 727,898
Northern Trust Corp. 12,731 1,415,178
Raymond James Financial, Inc. 9,931 1,681,120
S&P Global, Inc. 5,158 2,695,107
T. Rowe Price Group, Inc. 13,060 1,617,350
17,169,732
Chemicals — 2.1%
Air Products and Chemicals,
Inc. 5,457 1,824,439
Celanese Corp., Class
a
A 15,933 1,166,455
Corteva, Inc. 8,267 514,538
Dow, Inc. 33,970 1,501,814
Eastman Chemical Co. 14,332 1,500,847
FMC Corp. 5,362 316,841
Linde plc 845 389,536
LyondellBasell Industries NV,
Class
a
A 18,060 1,505,120
PPG Industries, Inc. 9,085 1,129,901
9,849,491
Commercial Services & Supplies — 0.6%
Republic Services, Inc., Class
a
A 7,509 1,639,215
Rollins, Inc. 24,924 1,254,425
Waste Management, Inc. 816 186,227
3,079,867
Communications Equipment — 0.9%
Arista Networks, Inc.* 3,667 1,488,142
Cisco Systems, Inc. 3,802 225,116
F5, Inc.* 6,242 1,562,685
Motorola Solutions, Inc. 2,247 1,122,826
4,398,769
Consumer Finance — 0.7%
Capital One Financial Corp. 4,694 901,295
Discover Financial Services 4,258 776,787
Synchrony Financial 23,142 1,562,548
3,240,630

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
49
CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp. 1,662 $ 1,615,265
Dollar General Corp. 14,640 1,131,233
Kroger Co. (The) 28,005 1,710,545
Target Corp. 10,760 1,423,656
Walgreens Boots Alliance, Inc. 84,600 763,092
Walmart, Inc. 14,431 1,334,867
7,978,658
Containers & Packaging — 0.1%
International Paper Co. 5,160 303,563
Distributors — 0.1%
LKQ Corp. 12,323 484,171
Diversified Telecommunication Services — 0.3%
AT&T, Inc. 43,334 1,003,616
Verizon Communications, Inc. 6,098 270,385
1,274,001
Electric Utilities — 2.9%
Alliant Energy Corp. 7,033 444,486
Duke Energy Corp. 14,823 1,735,032
Edison International 20,065 1,760,704
Exelon Corp. 43,771 1,731,581
FirstEnergy Corp. 31,161 1,325,900
NRG Energy, Inc. 16,633 1,690,079
PG&E Corp. 62,685 1,355,877
Pinnacle West Capital Corp. 6,943 650,559
Southern Co. (The) 14,919 1,329,730
Xcel Energy, Inc. 25,071 1,819,152
13,843,100
Electrical Equipment — 0.7%
AMETEK, Inc. 6,548 1,272,800
Eaton Corp. plc 5,211 1,956,314
GE Vernova, Inc.* 726 242,571
3,471,685
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class
a
A 27,767 2,017,272
Jabil, Inc. 2,750 373,532
TE Connectivity plc 11,016 1,664,738
Teledyne Technologies, Inc.* 1,257 609,972
Trimble, Inc.* 2,643 192,860
4,858,374
Energy Equipment & Services — 0.6%
Baker Hughes Co., Class
a
A 9,503 417,657
Halliburton Co. 35,402 1,127,907
Schlumberger NV 32,236 1,416,450
2,962,014
Entertainment — 1.0%
Live Nation Entertainment, Inc.* 12,169 1,682,365
Netflix, Inc.* 2,631 2,333,197
Walt Disney Co. (The) 4,660 547,410
4,562,972
Investments
Shares Value
Common Stocks (a) (continued)
Financial Services — 2.2%
Berkshire Hathaway, Inc.,
Class
a
B* 9,547 $ 4,611,392
Fidelity National Information
Services, Inc. 3,703 315,866
Jack Henry & Associates, Inc. 3,536 622,973
Mastercard, Inc., Class
a
A 3,435 1,830,649
PayPal Holdings, Inc.* 13,773 1,195,083
Visa, Inc., Class
a
A 6,867 2,163,654
10,739,617
Food Products — 1.5%
Archer-Daniels-Midland Co. 18,365 1,002,729
Bunge Global SA 17,348 1,556,809
Conagra Brands, Inc. 17,145 472,345
Hormel Foods Corp. 9,449 306,431
J M Smucker Co. (The) 7,881 928,303
Kraft Heinz Co. (The) 16,954 542,019
McCormick & Co., Inc.
(Non-Voting) 3,578 280,551
The Campbell's Co. 10,298 475,768
Tyson Foods, Inc., Class
a
A 25,746 1,660,617
7,225,572
Ground Transportation — 0.7%
CSX Corp. 31,490 1,150,960
Uber Technologies, Inc.* 33,863 2,436,781
3,587,741
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories 2,400 285,048
Baxter International, Inc. 37,173 1,253,102
Becton Dickinson & Co. 7,756 1,721,056
Dexcom, Inc.* 5,691 443,841
GE HealthCare Technologies,
Inc. 11,911 991,233
Hologic, Inc.* 6,954 552,843
IDEXX Laboratories, Inc.* 3,246 1,369,001
Intuitive Surgical, Inc.* 788 427,096
Medtronic plc 14,061 1,216,839
ResMed, Inc. 4,132 1,028,951
STERIS plc 6,866 1,504,066
Teleflex, Inc. 5,221 1,006,870
11,799,946
Health Care Providers & Services — 3.2%
Cardinal Health, Inc. 13,145 1,606,845
Cencora, Inc. 6,186 1,556,088
Centene Corp.* 22,518 1,351,080
Cigna Group (The) 5,738 1,938,296
CVS Health Corp. 28,536 1,707,880
HCA Healthcare, Inc. 2,169 709,740
McKesson Corp. 3,365 2,114,903
Molina Healthcare, Inc.* 1,549 461,447
UnitedHealth Group, Inc. 3,965 2,419,443
Universal Health Services, Inc.,
Class
a
B 7,290 1,494,450
15,360,172

See accompanying notes to the financial statements.
LARGE CAP CORE PLUS :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
50
CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Health Care REITs — 1.3%
Alexandria Real Estate Equities,
Inc., REIT 13,520 $ 1,490,310
Healthpeak Properties, Inc.,
REIT 48,645 1,069,703
Ventas, Inc., REIT 25,186 1,613,667
Welltower, Inc., REIT 14,684 2,029,035
6,202,715
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.,
REIT 82,596 1,521,418
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class
a
A* 2,987 406,560
Carnival Corp.* 64,552 1,641,557
Chipotle Mexican Grill, Inc.,
Class
a
A* 3,526 216,919
Domino's Pizza, Inc. 577 274,762
Marriott International, Inc.,
Class
a
A 1,508 435,948
McDonald's Corp. 595 176,126
MGM Resorts International* 22,340 856,516
Norwegian Cruise Line Holdings
Ltd.* 53,429 1,436,706
Royal Caribbean Cruises Ltd. 7,766 1,895,370
Wynn Resorts Ltd. 17,106 1,614,464
8,954,928
Household Durables — 1.2%
DR Horton, Inc. 2,315 390,726
Garmin Ltd. 2,460 522,996
Lennar Corp., Class
a
A 9,978 1,740,063
NVR, Inc.* 177 1,634,698
PulteGroup, Inc. 11,905 1,610,389
5,898,872
Household Products — 1.0%
Church & Dwight Co., Inc. 2,668 293,827
Clorox Co. (The) 1,723 288,034
Kimberly-Clark Corp. 13,121 1,828,411
Procter & Gamble Co. (The) 12,229 2,192,171
4,602,443
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 73,424 957,449
Industrial REITs — 0.3%
Prologis, Inc., REIT 14,164 1,654,072
Insurance — 4.3%
Allstate Corp. (The) 9,285 1,925,616
Arch Capital Group Ltd. 16,327 1,644,455
Assurant, Inc. 6,947 1,577,664
Brown & Brown, Inc. 14,295 1,616,764
Erie Indemnity Co., Class
a
A 3,445 1,517,729
Everest Group Ltd. 4,123 1,597,910
Globe Life, Inc. 13,234 1,472,150
Investments
Shares Value
Common Stocks (a) (continued)
Hartford Financial Services
Group, Inc. (The) 13,333 $ 1,644,092
Loews Corp. 18,163 1,575,277
Marsh & McLennan Cos., Inc. 812 189,383
MetLife, Inc. 20,798 1,835,008
Principal Financial Group, Inc. 5,874 511,567
Progressive Corp. (The) 4,133 1,111,281
Prudential Financial, Inc. 12,937 1,674,177
Travelers Cos., Inc. (The) 1,996 531,016
W R Berkley Corp. 6,602 426,159
20,850,248
Interactive Media & Services — 3.8%
Alphabet, Inc., Class
a
A 33,588 5,674,693
Alphabet, Inc., Class
a
C 26,713 4,554,299
Match Group, Inc.* 11,338 371,206
Meta Platforms, Inc., Class
a
A 13,511 7,759,638
18,359,836
IT Services — 1.3%
Accenture plc, Class
a
A 673 243,875
Akamai Technologies, Inc.* 10,094 949,038
Cognizant Technology Solutions
Corp., Class
a
A 19,772 1,591,448
EPAM Systems, Inc.* 902 220,016
GoDaddy, Inc., Class
a
A* 8,935 1,765,288
International Business
Machines Corp. 822 186,931
VeriSign, Inc.* 6,369 1,192,149
6,148,745
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc. 10,901 1,504,011
Charles River Laboratories
International, Inc.* 5,765 1,147,581
Danaher Corp. 707 169,461
IQVIA Holdings, Inc.* 5,475 1,099,599
Mettler-Toledo International,
Inc.* 1,086 1,358,803
Thermo Fisher Scientific, Inc. 4,959 2,626,435
7,905,890
Machinery — 2.8%
Fortive Corp. 21,279 1,688,063
Ingersoll Rand, Inc. 14,562 1,516,923
Otis Worldwide Corp. 15,619 1,608,445
Parker-Hannifin Corp. 2,826 1,986,395
Pentair plc 14,795 1,612,507
Snap-on, Inc. 3,429 1,267,667
Stanley Black & Decker, Inc. 14,948 1,337,099
Westinghouse Air Brake
Technologies Corp. 6,169 1,237,625
Xylem, Inc. 10,068 1,276,119
13,530,843
Media — 1.0%
Comcast Corp., Class
a
A 15,736 679,638
Fox Corp., Class
a
A 26,169 1,233,083
Interpublic Group of Cos., Inc.
(The) 18,894 582,124

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
51
CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
News Corp., Class
a
A 7,522 $ 220,771
Omnicom Group, Inc. 10,735 1,125,243
Paramount Global, Class
a
B 83,449 905,421
4,746,280
Metals & Mining — 0.7%
Freeport-McMoRan, Inc. 13,165 581,893
Newmont Corp. 40,022 1,678,523
Nucor Corp. 2,353 363,986
Steel Dynamics, Inc. 4,327 628,583
3,252,985
Multi-Utilities — 0.7%
CenterPoint Energy, Inc. 53,054 1,730,622
DTE Energy Co. 13,035 1,639,542
3,370,164
Oil, Gas & Consumable Fuels — 2.6%
APA Corp. 45,184 1,023,418
Chevron Corp. 2,976 481,904
Devon Energy Corp. 37,172 1,410,677
Diamondback Energy, Inc. 8,195 1,455,350
Exxon Mobil Corp. 20,175 2,379,843
Hess Corp. 4,647 683,946
Kinder Morgan, Inc. 20,707 585,387
Marathon Petroleum Corp. 4,368 682,063
ONEOK, Inc. 7,979 906,414
Phillips 66 4,441 595,005
Targa Resources Corp. 9,033 1,845,442
Valero Energy Corp. 2,617 363,972
12,413,421
Passenger Airlines — 0.4%
United Airlines Holdings, Inc.* 17,362 1,681,162
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The),
Class
a
A 17,288 1,246,811
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co. 40,053 2,371,939
Catalent, Inc.* 4,759 290,823
Eli Lilly & Co. 7,423 5,903,883
Johnson & Johnson 12,778 1,980,718
Merck & Co., Inc. 32,247 3,277,585
Pfizer, Inc. 44,325 1,161,758
Viatris, Inc. 73,958 968,110
Zoetis, Inc., Class
a
A 4,413 773,378
16,728,194
Professional Services — 0.5%
Amentum Holdings, Inc.* 28,651 697,652
Jacobs Solutions, Inc. 1,221 172,442
Leidos Holdings, Inc. 8,161 1,349,829
Paychex, Inc. 2,321 339,493
2,559,416
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class
a
A* 13,049 1,826,729
Investments
Shares Value
Common Stocks (a) (continued)
CoStar Group, Inc.* 2,346 $ 190,824
2,017,553
Residential REITs — 1.6%
AvalonBay Communities, Inc.,
REIT 7,252 1,706,758
Camden Property Trust, REIT 11,633 1,463,431
Equity Residential, REIT 21,923 1,680,617
Invitation Homes, Inc., REIT 38,932 1,333,421
Mid-America Apartment
Communities, Inc., REIT 8,528 1,399,957
7,584,184
Retail REITs — 0.7%
Federal Realty Investment Trust,
REIT 12,930 1,508,284
Regency Centers Corp., REIT 13,101 990,305
Simon Property Group, Inc.,
REIT 3,896 715,306
3,213,895
Semiconductors & Semiconductor Equipment — 8.1%
Advanced Micro Devices, Inc.* 5,230 717,425
Applied Materials, Inc. 5,621 982,045
Broadcom, Inc. 33,258 5,390,457
First Solar, Inc.* 2,595 517,106
Intel Corp. 40,012 962,289
Lam Research Corp. 11,363 839,498
Micron Technology, Inc. 20,027 1,961,645
Monolithic Power Systems, Inc. 1,719 975,773
NVIDIA Corp. 160,475 22,185,669
Qorvo, Inc.* 14,151 977,126
QUALCOMM, Inc. 14,540 2,305,026
Skyworks Solutions, Inc. 11,694 1,024,277
38,838,336
Software — 8.1%
Adobe, Inc.* 4,630 2,388,756
Autodesk, Inc.* 2,544 742,594
Cadence Design Systems, Inc.* 2,427 744,628
Crowdstrike Holdings, Inc.,
Class
a
A* 2,541 879,110
Fortinet, Inc.* 15,749 1,496,943
Gen Digital, Inc. 28,466 878,176
Intuit, Inc. 3,811 2,445,633
Microsoft Corp. 48,853 20,687,291
Oracle Corp. 3,230 597,033
Palo Alto Networks, Inc.* 2,351 911,765
PTC, Inc.* 940 188,056
Roper Technologies, Inc. 989 560,209
Salesforce, Inc. 11,303 3,729,877
ServiceNow, Inc.* 620 650,653
Synopsys, Inc.* 3,515 1,963,092
38,863,816
Specialized REITs — 0.9%
Equinix, Inc., REIT 1,287 1,263,165
VICI Properties, Inc., Class
a
A,
REIT 52,782 1,721,221

See accompanying notes to the financial statements.
LARGE CAP CORE PLUS :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
52
CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Weyerhaeuser Co., REIT 48,237 $ 1,556,125
4,540,511
Specialty Retail — 1.4%
Best Buy Co., Inc. 14,413 1,297,170
CarMax, Inc.* 12,447 1,045,174
Home Depot, Inc. (The) 3,855 1,654,296
Lowe's Cos., Inc. 814 221,758
Ross Stores, Inc. 1,372 212,482
TJX Cos., Inc. (The) 19,240 2,418,276
6,849,156
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc. 103,076 24,463,027
HP, Inc. 19,845 703,108
Seagate Technology Holdings
plc 13,949 1,413,452
Super Micro Computer, Inc.* 7,815 255,082
Western Digital Corp.* 16,346 1,193,095
28,027,764
Textiles, Apparel & Luxury Goods — 0.3%
Ralph Lauren Corp., Class
a
A 7,019 1,624,197
Tobacco — 0.0%(b)
Philip Morris International, Inc. 1,537 204,513
Trading Companies & Distributors — 0.1%
United Rentals, Inc. 655 567,230
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. 9,467 2,337,781
Total Common Stocks
(Cost $343,613,446)
461,656,399
Principal
Amount
Short-Term Investments — 4 .8%
Repurchase Agreements (c) — 4 .8%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$23,202,922
(Cost $23,194,303) $ 23,194,303
23,194,303
Total Investments — 100.8%
(Cost $366,807,749) 484,850,702
Liabilities in excess of other assets — (0.8%) (4,057,618)
Net Assets — 100.0% $ 480,793,084
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $74,325,590.
(b) Represents less than 0.05% of net assets.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 137,757,964
Aggregate gross unrealized depreciation (25,351,392)
Net unrealized appreciation $ 112,406,572
Federal income tax cost $ 367,897,927

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
53
CSM
::
Swap Agreements
a
Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(72,508,613) 3/6/2026
Goldman Sachs
International (4.83)%
Credit Suisse 130/30
Large Cap Index
(short portion)
f
(3,383,630) 3,371,261 12,369 —
(14,437,868) 1/26/2026
Societe
Generale (4.98)%
Credit Suisse 130/30
Large Cap Index
(short portion)
f
(344,373)
59,412,014 1/26/2026
Societe
Generale 5.88%
Credit Suisse 130/30
Large Cap Index
(long portion)
g
7,467,729
44,974,146 7,123,356 (7,118,069) — 5,287
(59,132,748) 11/6/2025 UBS AG (4.98)%
Credit Suisse 130/30
Large Cap Index
(short portion)
f
(9,208,963)
105,658,081 11/6/2026 UBS AG 5.38%
Credit Suisse 130/30
Large Cap Index
(long portion)
g
923,034
46,525,333 (8,285,929) 8,285,929 — —
18,990,866 (4,546,203)
Total Unrealized
Appreciation
8,390,763
Total Unrealized
Depreciation
(12,936,966)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/globalassets/proshares/documents/
resources/Large_Cap_Short_November.pdf
g See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

LONG ONLINE/SHORT STORES ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
54
CLIX
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 89 .0%
Broadline Retail — 54.4%
Alibaba Group Holding Ltd.,
ADR 4,250 $ 371,322
Amazon.com, Inc.* 9,629 2,001,773
Coupang, Inc.* 14,632 371,068
eBay, Inc. 10,655 674,355
Etsy, Inc.* 6,068 332,890
Global-e Online Ltd.* 3,981 208,127
JD.com, Inc., ADR 6,984 261,062
MercadoLibre, Inc.* 132 262,042
Ozon Holdings plc, ADR*‡ 3,471 —
PDD Holdings, Inc., ADR* 4,767 460,302
4,942,941
Distributors — 3.6%
GigaCloud Technology, Inc.,
Class
a
A*(a) 13,107 323,743
Entertainment — 2.7%
Sea Ltd., ADR* 2,177 247,742
Personal Care Products — 2.2%
Oddity Tech Ltd., Class
a
A*(a) 4,221 196,108
Specialty Retail — 22.3%
Beyond, Inc.* 53,201 334,634
Buckle, Inc. (The) 6,540 340,669
Carvana Co., Class
a
A* 1,428 371,880
Chewy, Inc., Class
a
A* 9,924 331,561
Revolve Group, Inc., Class
a
A* 8,828 318,514
Wayfair, Inc., Class
a
A* 6,996 323,495
2,020,753
Textiles, Apparel & Luxury Goods — 3.8%
Figs, Inc., Class
a
A* 67,059 348,036
Total Common Stocks
(Cost $7,373,913)
8,079,323
Securities Lending Reinvestments (b) — 4 .9%
Investment Companies — 4 .9%
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (c)
(Cost $447,702) 447,702 447,702
Investments
Principal
Amount Value
Short-Term Investments — 8 .7%
Repurchase Agreements (d) — 8 .7%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $793,809
(Cost $793,514) $ 793,514
$ 793,514
Total Investments — 102.6%
(Cost $8,615,129) 9,320,539
Liabilities in excess of other assets — (2.6%) (237,030)
Net Assets — 100.0% $ 9,083,509
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November 30,
2024 was $435,644, collateralized in the form of cash with a value of $447,702 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $447,702.
(c) Rate shown is the 7-day yield as of November 30, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,164,019
Aggregate gross unrealized depreciation (3,488,085)
Net unrealized depreciation $ (1,324,066)
Federal income tax cost $ 8,741,018

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: LONG ONLINE/SHORT STORES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
55
CLIX
::
Swap Agreements
a
Long Online/Short Stores ETF had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,429,776) 5/6/2025
BNP Paribas
SA (4.53)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (1,872,706)
57,375 5/6/2025
BNP Paribas
SA 5.13%
ProShares Online
Retail Index 111,050
(2,372,401) (1,761,656) — 1,761,656 —
(153,648) 11/6/2026
Goldman Sachs
International (4.33)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (5,568)
14,806 11/6/2026
Goldman Sachs
International 5.33%
ProShares Online
Retail Index 6
(138,842) (5,562) — 5,562 —
(1,954,540) 3/6/2025
Societe
Generale (4.38)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (169,620)
866,170 11/6/2026
Societe
Generale 4.33%
ProShares Online
Retail Index 24,473
(1,088,370) (145,147) — 145,147 —
59,225 1/26/2026 UBS AG 5.38%
Solactive-ProShares
Bricks and Mortar
Retail Store Index 8,778 — — 8,778
(3,540,388) (1,903,587)
Total Unrealized
Appreciation
144,307
Total Unrealized
Depreciation
(2,047,894)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MERGER ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
56
MRGR
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 81 .8%
Aerospace & Defense — 2.2%
Spirit AeroSystems Holdings,
Inc., Class
a
A* 7,028 $ 227,426
Air Freight & Logistics — 2.4%
Air Transport Services Group,
Inc.* 11,425 250,893
Banks — 12.9%
Canadian Western Bank 7,738 332,777
Heartland Financial USA, Inc. 5,727 386,973
Independent Bank Group, Inc. 4,994 334,199
Sandy Spring Bancorp, Inc. 7,875 296,730
1,350,679
Beverages — 2.4%
Duckhorn Portfolio, Inc. (The)* 22,900 251,900
Biotechnology — 2.4%
Avid Bioservices, Inc.* 20,275 248,977
Capital Markets — 2.3%
Hargreaves Lansdown plc 17,379 241,816
Chemicals — 4.5%
Arcadium Lithium plc* 45,100 236,775
Covestro AG*(a) 3,890 237,273
474,048
Communications Equipment — 4.6%
Infinera Corp.* 39,275 259,607
Juniper Networks, Inc. 6,278 225,506
485,113
Consumer Finance — 3.3%
Discover Financial Services 1,892 345,158
Containers & Packaging — 6.0%
Berry Global Group, Inc. 3,750 271,162
DS Smith plc 48,381 358,601
629,763
Electric Utilities — 2.3%
ALLETE, Inc. 3,750 243,300
Energy Equipment & Services — 1.8%
ChampionX Corp. 6,109 189,074
Entertainment — 2.6%
Endeavor Group Holdings, Inc.,
Class
a
A(b) 9,094 276,185
Food Products — 2.4%
Kellanova 3,068 249,398
Hotels, Restaurants & Leisure — 2.4%
Everi Holdings, Inc.* 18,892 254,475
Investments
Shares Value
Common Stocks (continued)
Independent Power and Renewable Electricity Producers — 2.3%
Neoen SA(a) 5,839 $ 243,976
Machinery — 2.4%
Barnes Group, Inc. 5,390 252,468
Media — 2.2%
Liberty Broadband Corp.,
Class
a
C* 2,690 229,027
Metals & Mining — 0.0%(c)
Anglogold Ashanti plc 1 22
Oil, Gas & Consumable Fuels — 2.5%
EnLink Midstream LLC 16,000 256,160
Pharmaceuticals — 3.6%
Catalent, Inc.* 3,915 239,245
Revance Therapeutics, Inc.* 37,229 134,397
373,642
Retail REITs — 2.4%
Retail Opportunity Investments
Corp., REIT 14,525 252,735
Software — 11.9%
Altair Engineering, Inc., Class
a
A* 2,415 255,048
ANSYS, Inc.* 720 252,792
HashiCorp, Inc., Class
a
A* 7,161 240,753
Smartsheet, Inc., Class
a
A* 4,510 252,334
Zuora, Inc., Class
a
A* 25,200 250,236
1,251,163
Total Common Stocks
(Cost $8,037,423)
8,577,398
Securities Lending Reinvestments (d) — 2 .6%
Investment Companies — 2 .6%
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (e)
(Cost $274,970) 274,970 274,970
Principal
Amount
Short-Term Investments — 17 .1%
Repurchase Agreements (f) — 17 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $1,798,663
(Cost $1,797,994) $ 1,797,994
1,797,994
Total Investments — 101.5%
(Cost $10,110,387) 10,650,362
Liabilities in excess of other assets — (1.5%) (153,178)
Net Assets — 100.0% $ 10,497,184

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: MERGER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
57
MRGR
::
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November 30,
2024 was $276,154, collateralized in the form of cash with a value of $274,970 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $6,916 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.25% – 4.75%, and maturity dates ranging from August
15, 2025 – August 15, 2053. The total value of collateral is
$281,886.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $274,970.
(e) Rate shown is the 7-day yield as of November 30, 2024.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 846,770
Aggregate gross unrealized depreciation (490,074)
Net unrealized appreciation $ 356,696
Federal income tax cost $ 10,110,387
Forward Currency Contracts
Merger ETF had the following open forward currency contracts as of November 30, 2024:
Currency
A
Counterparty
A
Delivery Date
A
Foreign
Currency
to Receive
(Pay)
A
U.S. Dollars
to Receive
(Pay)
A
Market
Value
A
Net Unrealized
Appreciation /
(Depreciation)
a
A
a
AAA
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 01/14/25 340,000 $ (242,016) $ 243,255 $ 1,239
U.S. Dollar vs. Euro Goldman Sachs International 01/14/25 4,000 (4,225) 4,235 10
U.S. Dollar vs. British Pound Goldman Sachs International 01/14/25 172,000 (216,081) 218,843 2,762
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 01/14/25 (1,137,000) 828,537 (813,477) 15,060
U.S. Dollar vs. Euro Goldman Sachs International 01/14/25 (457,000) 501,187 (483,865) 17,322
U.S. Dollar vs. British Pound Goldman Sachs International 01/14/25 (794,000) 1,035,948 (1,010,242) 25,706
Total Unrealized Appreciation $ 62,099
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 01/14/25 332,000 $ (239,587) $ 237,532 $ (2,055)
U.S. Dollar vs. British Pound Goldman Sachs International 01/14/25 155,000 (201,126) 197,214 (3,912)
U.S. Dollar vs. British Pound Goldman Sachs International 01/14/25 (10,000) 12,628 (12,724) (96)
Total Unrealized Depreciation $ (6,063)
Total Net Unrealized Appreciation $ 56,036
b
a
The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.
b
The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation, if any. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

See accompanying notes to the financial statements.
MERGER ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
58
MRGR
::
Swap Agreements
a
Merger ETF had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(8,459) 11/13/2025 Citibank NA (3.68)%
S&P Merger Arbitrage
Index (short exposure
to Acquirers)
f
(203)
8,993 11/13/2025 Citibank NA 5.03%
S&P Merger Arbitrage
Index (long exposure
to Targets)
g
71
534 (132) — 132 —
(4,491,894) 3/6/2025
Societe
Generale (4.48)%
S&P Merger Arbitrage
Index (short exposure
to Acquirers)
f
(258,619)
2,278,077 11/6/2026
Societe
Generale 5.63%
S&P Merger Arbitrage
Index (long exposure
to Targets)
g
19,436
(2,213,817) (239,183) — 239,183 —
(2,213,283) (239,315)
Total Unrealized
Appreciation
19,507
Total Unrealized
Depreciation
(258,822)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/globalassets/proshares/documents/
resources/Merger_Acquirers_November.pdf
g See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.
Merger ETF invested, as a percentage of net assets, in the following countries as of November 30, 2024:
United States 68 .3%
United Kingdom 5 .7%
Canada 3 .2%
France 2 .3%
Germany 2 .3%
Other
a
18 .2%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2024 (UNAUDITED) :: METAVERSE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
59
VERS
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Broadline Retail — 4.4%
Amazon.com, Inc.* 1,194 $ 248,221
Communications Equipment — 1.8%
Lantronix, Inc.* 12,642 37,926
Nokia OYJ, ADR(a) 15,392 64,646
102,572
Electronic Equipment, Instruments & Components — 8.4%
MicroVision, Inc.* 139,133 125,220
Vuzix Corp.*(a) 151,950 351,004
476,224
Entertainment — 6.3%
Electronic Arts, Inc. 132 21,605
NetEase, Inc., ADR 720 62,986
ROBLOX Corp., Class
a
A* 4,593 230,247
Take-Two Interactive Software,
Inc.* 230 43,327
358,165
Health Care Equipment & Supplies — 1.6%
Penumbra, Inc.* 367 89,592
Household Durables — 0.9%
Sony Group Corp., ADR 2,583 51,789
Interactive Media & Services — 14.3%
Alphabet, Inc., Class
a
A 1,304 220,311
fuboTV, Inc.* 134,709 216,881
Meta Platforms, Inc., Class
a
A 404 232,025
Snap, Inc., Class
a
A* 11,681 137,953
807,170
IT Services — 5.8%
Accenture plc, Class
a
A 551 199,665
Globant SA* 570 129,823
329,488
Media — 2.6%
Stagwell, Inc., Class
a
A* 18,440 144,938
Real Estate Management & Development — 3.7%
eXp World Holdings, Inc.(a) 15,290 211,767
Semiconductors & Semiconductor Equipment — 26.0%
Advanced Micro Devices, Inc.* 641 87,929
Ambarella, Inc.* 3,311 236,902
ASML Holding NV (Registered),
ADR 12 8,239
CEVA, Inc.* 7,532 224,002
Cirrus Logic, Inc.* 932 97,347
Himax Technologies, Inc., ADR 31,702 171,191
Intel Corp. 386 9,283
Magnachip Semiconductor
Corp.* 5,986 25,860
NVIDIA Corp. 1,745 241,246
QUALCOMM, Inc. 958 151,872
Investments
Shares Value
Common Stocks (continued)
STMicroelectronics NV, ADR 2,829 $ 72,140
Universal Display Corp. 873 143,626
1,469,637
Software — 13.3%
InterDigital, Inc. 694 135,996
Matterport, Inc.* 5,363 25,528
Microsoft Corp. 524 221,893
PTC, Inc.* 1,069 213,864
Unity Software, Inc.* 6,415 154,666
751,947
Specialty Retail — 1.9%
Williams-Sonoma, Inc. 618 106,308
Technology Hardware, Storage & Peripherals — 8.8%
Apple, Inc. 1,007 238,991
Immersion Corp. 18,861 168,618
Xerox Holdings Corp. 9,834 89,883
497,492
Total Common Stocks
(Cost $5,385,900)
5,645,310
Securities Lending Reinvestments (b) — 5 .2%
Investment Companies — 5 .2%
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (c)
(Cost $294,228) 294,228 294,228
Total Investments — 105.0%
(Cost $5,680,128) 5,939,538
Liabilities in excess of other assets — (5.0%) (283,588)
Net Assets — 100.0% $ 5,655,950
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November 30,
2024 was $286,339, collateralized in the form of cash with a value of $294,228 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $4,520 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 7.63%, and maturity dates ranging from December
5, 2024 – August 15, 2054. The total value of collateral is
$298,748.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $294,228.
(c) Rate shown is the 7-day yield as of November 30, 2024.
Abbreviations
ADR American Depositary Receipt
OYJ Public Limited Company

See accompanying notes to the financial statements.
METAVERSE ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
60
VERS
::
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 861,044
Aggregate gross unrealized depreciation (627,535)
Net unrealized appreciation $ 233,509
Federal income tax cost $ 5,706,029
Metaverse ETF invested, as a percentage of net assets, in the following countries as of November 30, 2024:
United States 88 .2%
Ireland 3 .5%
Taiwan 3 .2%
Singapore 1 .3%
Finland 1 .1%
China 1 .1%
Japan 0 .9%
South Korea 0 .5%
Other
a
0 .2%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2024 (UNAUDITED) :: MSCI EAFE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
61
EFAD
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 98 .7%
Aerospace & Defense — 1.1%
BAE Systems plc 48,255 $ 752,574
Air Freight & Logistics — 1.2%
DSV A/S 3,993 852,209
Beverages — 1.2%
Diageo plc 27,815 831,709
Biotechnology — 1.1%
CSL Ltd. 4,448 817,775
Broadline Retail — 1.2%
Pan Pacific International
Holdings Corp. 34,729 880,336
Building Products — 1.2%
Geberit AG (Registered) 1,408 847,677
Capital Markets — 1.2%
Partners Group Holding AG 600 871,737
Chemicals — 6.8%
Croda International plc 18,123 794,716
Givaudan SA (Registered) 190 836,992
Nippon Sanso Holdings Corp. 27,375 795,996
Shin-Etsu Chemical Co. Ltd. 22,667 838,249
Sika AG (Registered) 3,081 797,703
Symrise AG, Class
a
A 7,481 825,700
4,889,356
Construction & Engineering — 1.2%
ACS Actividades de
Construccion y Servicios SA 18,848 875,123
Diversified Telecommunication Services — 4.6%
Elisa OYJ 18,138 821,468
HKT Trust & HKT Ltd. 660,797 821,161
Nippon Telegraph & Telephone
Corp. 843,062 861,109
Telenor ASA 69,310 815,061
3,318,799
Electric Utilities — 4.7%
CK Infrastructure Holdings Ltd. 120,959 833,176
Enel SpA 117,760 847,015
Iberdrola SA 59,036 841,153
Mercury NZ Ltd. 212,124 830,691
3,352,035
Electrical Equipment — 1.2%
Schneider Electric SE 3,232 831,221
Electronic Equipment, Instruments & Components — 2.4%
Halma plc 25,624 881,979
Murata Manufacturing Co. Ltd. 49,260 823,269
1,705,248
Investments
Shares Value
Common Stocks (continued)
Financial Services — 2.3%
Sofina SA 3,596 $ 834,062
Washington H Soul Pattinson &
Co. Ltd. 36,973 838,195
1,672,257
Food Products — 5.7%
Chocoladefabriken Lindt &
Spruengli AG, Class
a
PC 72 831,964
Kerry Group plc, Class
a
A 8,633 833,857
Lotus Bakeries NV 65 781,271
MEIJI Holdings Co. Ltd. 38,547 821,323
Nestle SA (Registered) 9,384 814,629
4,083,044
Gas Utilities — 1.2%
APA Group 189,841 892,912
Health Care Equipment & Supplies — 4.7%
Coloplast A/S, Class
a
B 6,612 832,844
DiaSorin SpA 7,282 813,734
Fisher & Paykel Healthcare
Corp. Ltd. 37,606 846,454
Terumo Corp. 42,292 859,160
3,352,192
Health Care Providers & Services — 1.2%
Sonic Healthcare Ltd. 47,998 893,335
Household Durables — 2.5%
Sekisui Chemical Co. Ltd. 54,056 870,669
Sony Group Corp. 44,275 886,473
1,757,142
Household Products — 1.2%
Unicharm Corp. 32,293 836,649
Industrial Conglomerates — 2.4%
DCC plc 11,894 865,498
Hikari Tsushin, Inc.(a) 3,976 867,818
1,733,316
Industrial REITs — 2.4%
Segro plc, REIT 85,956 852,184
Warehouses De Pauw CVA,
REIT 38,028 840,256
1,692,440
Insurance — 4.6%
AIA Group Ltd. 108,863 813,512
Legal & General Group plc 300,924 846,449
Swiss Life Holding AG
(Registered) 1,010 827,489
Tokio Marine Holdings, Inc. 21,806 807,861
3,295,311
Interactive Media & Services — 1.2%
CAR Group Ltd. 31,475 850,932

See accompanying notes to the financial statements.
MSCI EAFE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
62
EFAD
::
Investments
Shares Value
Common Stocks (continued)
IT Services — 5.8%
Bechtle AG 24,105 $ 791,797
Obic Co. Ltd. 24,879 812,541
Otsuka Corp. 34,928 867,938
SCSK Corp. 42,084 848,489
TIS, Inc. 33,155 808,869
4,129,634
Machinery — 1.3%
Spirax Group plc 10,185 928,203
Metals & Mining — 1.2%
Northern Star Resources Ltd. 76,786 875,889
Multi-Utilities — 1.2%
National Grid plc 67,540 852,114
Office REITs — 1.2%
Japan Real Estate Investment
Corp., REIT 230 848,420
Personal Care Products — 1.2%
Kao Corp. 20,189 875,661
Pharmaceuticals — 9.2%
Astellas Pharma, Inc. 76,633 796,767
Novartis AG (Registered) 7,932 839,748
Novo Nordisk A/S, Class
a
B 7,693 825,083
Recordati Industria Chimica e
Farmaceutica SpA 15,021 817,850
Roche Holding AG 2,772 803,911
Sanofi SA 8,290 806,331
Shionogi & Co. Ltd. 60,423 852,524
UCB SA 4,267 835,336
6,577,550
Professional Services — 3.6%
Computershare Ltd. 43,494 903,576
RELX plc 17,987 847,051
Wolters Kluwer NV 4,915 819,954
2,570,581
Real Estate Management & Development — 2.3%
Hulic Co. Ltd.(a) 89,058 799,942
Sumitomo Realty &
Development Co. Ltd. 27,534 850,302
1,650,244
Semiconductors & Semiconductor Equipment — 2.3%
ASML Holding NV 1,242 863,689
Lasertec Corp.(a) 6,816 746,114
1,609,803
Software — 4.9%
Nemetschek SE 7,598 788,056
Oracle Corp. Japan 8,433 860,229
Sage Group plc (The) 60,692 1,012,111
Investments
Shares Value
Common Stocks (continued)
SAP SE 3,552 $ 843,740
3,504,136
Technology Hardware, Storage & Peripherals — 2.4%
FUJIFILM Holdings Corp. 38,088 855,671
Logitech International SA
(Registered) 10,716 869,686
1,725,357
Trading Companies & Distributors — 2.4%
Brenntag SE 13,492 869,265
Bunzl plc 18,773 848,990
1,718,255
Water Utilities — 1.2%
United Utilities Group plc 61,878 880,487
Total Common Stocks
(Cost $67,070,614)
70,631,663
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (b) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $163,652
(Cost $163,591) $ 163,591
163,591
Total Investments — 98.9%
(Cost $67,234,205) 70,795,254
Other assets less liabilities — 1.1% 761,864
Net Assets — 100.0% $ 71,557,118
(a) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November
30, 2024 was $603,319, collateralized in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% – 4.88%, and maturity dates ranging from April 30, 2025
– February 15, 2032. The total value of collateral is $635,986.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
CVA Dutch Certification
OYJ Public Limited Company
REIT Real Estate Investment Trust

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: MSCI EAFE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
63
EFAD
::
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 9,024,700
Aggregate gross unrealized depreciation (5,521,487)
Net unrealized appreciation $ 3,503,213
Federal income tax cost $ 67,292,041
MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2024:
Japan 29 .3%
United Kingdom 15 .6%
Switzerland 11 .7%
Australia 8 .5%
Germany 5 .8%
Belgium 4 .6%
Denmark 3 .5%
Italy 3 .5%
Hong Kong 3 .4%
Spain 2 .4%
Netherlands 2 .4%
New Zealand 2 .3%
France 2 .3%
Ireland 1 .2%
Finland 1 .1%
Norway 1 .1%
Other
a
1 .3%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
64
EMDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Automobile Components — 2.0%
Hankook Tire & Technology Co.
Ltd. 6,104 $ 164,736
Banks — 11.9%
Bank of China Ltd., Class
a
A 239,100 165,614
Bank of Communications Co.
Ltd., Class
a
A 162,600 164,779
China Construction Bank Corp.,
Class
a
A 146,500 161,629
China Merchants Bank Co. Ltd.,
Class
a
A 30,500 153,237
Industrial & Commercial Bank
of China Ltd., Class
a
A 190,800 162,230
Postal Savings Bank of China
Co. Ltd., Class
a
H(a) 276,542 156,755
964,244
Beverages — 13.0%
Anhui Gujing Distillery Co. Ltd.,
Class
a
B 10,000 143,059
Coca-Cola Femsa SAB de CV 20,208 160,389
Jiangsu King's Luck Brewery
JSC Ltd., Class
a
A 24,200 150,425
Kweichow Moutai Co. Ltd.,
Class
a
A 700 147,658
Luzhou Laojiao Co. Ltd.,
Class
a
A 7,900 151,522
Tsingtao Brewery Co. Ltd.,
Class
a
H 24,340 152,360
Wuliangye Yibin Co. Ltd.,
Class
a
A 7,500 152,187
1,057,600
Capital Markets — 2.0%
Reinet Investments SCA 5,981 159,210
Chemicals — 4.0%
Asian Paints Ltd. 5,439 159,611
Pidilite Industries Ltd. 4,496 163,151
322,762
Communications Equipment — 1.8%
Yealink Network Technology
Corp. Ltd., Class
a
A 27,700 145,182
Construction & Engineering — 1.9%
China Railway Group Ltd.,
Class
a
A 171,500 151,985
Consumer Finance — 1.9%
Sundaram Finance Ltd. 3,225 151,463
Consumer Staples Distribution & Retail — 2.1%
Grupo Comercial Chedraui SA
de CV 25,458 166,416
Electric Utilities — 4.0%
Interconexion Electrica SA ESP 41,819 158,478
Investments
Shares Value
Common Stocks (continued)
Power Grid Corp. of India Ltd. 42,255 $ 164,727
323,205
Electrical Equipment — 1.8%
WEG SA 16,700 149,714
Financial Services — 1.8%
Chailease Holding Co. Ltd. 40,756 148,680
Food Products — 1.9%
China Mengniu Dairy Co. Ltd. 71,613 156,297
Gas Utilities — 1.9%
ENN Energy Holdings Ltd. 23,157 155,521
Ground Transportation — 1.6%
Localiza Rent a Car SA 20,268 126,591
Health Care Providers & Services — 2.0%
Mouwasat Medical Services
Co. 6,604 160,138
Household Durables — 1.9%
Midea Group Co. Ltd., Class
a
A 15,700 152,224
Independent Power and Renewable Electricity Producers — 1.8%
China National Nuclear Power
Co. Ltd., Class
a
A 115,100 150,060
Industrial Conglomerates — 3.8%
LG Corp. 3,027 162,519
Metlen Energy & Metals SA 4,559 149,639
312,158
Interactive Media & Services — 1.9%
Tencent Holdings Ltd. 3,068 156,949
IT Services — 8.0%
Infosys Ltd., ADR 7,008 154,666
LTIMindtree Ltd.(a) 2,259 165,019
Mphasis Ltd. 4,722 166,230
Persistent Systems Ltd. 2,382 166,484
652,399
Life Sciences Tools & Services — 1.9%
Hangzhou Tigermed Consulting
Co. Ltd., Class
a
A 17,100 152,866
Machinery — 2.2%
Zhejiang Dingli Machinery Co.
Ltd., Class
a
A 21,500 180,846
Metals & Mining — 0.0%
Polyus PJSC, GDR*‡(a) 3,949 —
Oil, Gas & Consumable Fuels — 2.0%
China Coal Energy Co. Ltd.,
Class
a
H 137,504 163,131

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
65
EMDV
::
Investments
Shares Value
Common Stocks (continued)
Rosneft Oil Co. PJSC, GDR*‡(a) 25,159 $ —
163,131
Personal Care Products — 2.0%
Hindustan Unilever Ltd. 5,451 161,031
Pharmaceuticals — 7.3%
CSPC Pharmaceutical Group
Ltd. 235,982 153,783
Hanmi Pharm Co. Ltd. 717 140,054
Yuhan Corp. 1,809 149,642
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class
a
A 4,600 148,251
591,730
Semiconductors & Semiconductor Equipment — 1.8%
NAURA Technology Group Co.
Ltd., Class
a
A 2,500 143,674
Software — 3.9%
Shanghai Baosight Software
Co. Ltd., Class
a
A 38,400 148,757
Tata Elxsi Ltd. 2,094 165,316
314,073
Technology Hardware, Storage & Peripherals — 1.8%
Wistron Corp. 42,777 149,469
Tobacco — 2.0%
ITC Ltd. 28,456 160,556
Wireless Telecommunication Services — 1.9%
PLDT, Inc. 7,007 154,994
Total Common Stocks
(Cost $8,127,639)
8,099,904
Principal
Amount
Short-Term Investments — 0 .8%
Repurchase Agreements (b) — 0 .8%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $63,283
(Cost $63,259) $ 63,259
63,259
Total Investments — 100.6%
(Cost $8,190,898) 8,163,163
Liabilities in excess of other assets — (0.6%) (51,370)
Net Assets — 100.0% $ 8,111,793
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
GDR Global Depositary Receipt
PJSC Public Joint Stock Company
SCA Limited partnership with share capital
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 887,740
Aggregate gross unrealized depreciation (973,615)
Net unrealized depreciation $ (85,875)
Federal income tax cost $ 8,249,038

See accompanying notes to the financial statements.
MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
66
EMDV
::
MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2024:
China 49 .6%
India 20 .0%
South Korea 7 .6%
Mexico 4 .0%
Taiwan 3 .7%
Brazil 3 .4%
Saudi Arabia 2 .0%
South Africa 2 .0%
Colombia 1 .9%
Philippines 1 .9%
Israel 1 .9%
Greece 1 .8%
Russia 0.0% *
Other
a
0 .2%
100 .0%
* Amount represents less than 0.05%.
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2024 (UNAUDITED) :: MSCI EUROPE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
67
EUDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 98 .7%
Aerospace & Defense — 1.9%
BAE Systems plc 7,961 $ 124,158
Air Freight & Logistics — 2.1%
DSV A/S 659 140,648
Beverages — 2.1%
Diageo plc 4,589 137,218
Building Products — 2.1%
Geberit AG (Registered) 232 139,674
Capital Markets — 2.2%
Partners Group Holding AG 99 143,836
Chemicals — 8.1%
Croda International plc 2,990 131,115
Givaudan SA (Registered) 31 136,562
Sika AG (Registered) 508 131,527
Symrise AG, Class
a
A 1,234 136,200
535,404
Construction & Engineering — 2.2%
ACS Actividades de
Construccion y Servicios SA 3,109 144,352
Diversified Telecommunication Services — 4.1%
Elisa OYJ 2,992 135,507
Telenor ASA 11,434 134,460
269,967
Electric Utilities — 4.2%
Enel SpA 19,427 139,733
Iberdrola SA 9,739 138,763
278,496
Electrical Equipment — 2.1%
Schneider Electric SE 533 137,079
Electronic Equipment, Instruments & Components — 2.2%
Halma plc 4,227 145,493
Financial Services — 2.1%
Sofina SA 593 137,541
Food Products — 8.2%
Chocoladefabriken Lindt &
Spruengli AG, Class
a
PC 12 138,661
Kerry Group plc, Class
a
A 1,424 137,543
Lotus Bakeries NV 11 132,215
Nestle SA (Registered) 1,548 134,383
542,802
Health Care Equipment & Supplies — 4.1%
Coloplast A/S, Class
a
B 1,091 137,422
DiaSorin SpA 1,201 134,207
271,629
Investments
Shares Value
Common Stocks (continued)
Industrial Conglomerates — 2.2%
DCC plc 1,962 $ 142,770
Industrial REITs — 4.2%
Segro plc, REIT 14,180 140,583
Warehouses De Pauw CVA,
REIT 6,274 138,629
279,212
Insurance — 4.2%
Legal & General Group plc 49,644 139,640
Swiss Life Holding AG
(Registered) 167 136,823
276,463
IT Services — 2.0%
Bechtle AG 3,977 130,636
Machinery — 2.3%
Spirax Group plc 1,680 153,105
Multi-Utilities — 2.1%
National Grid plc 11,142 140,572
Pharmaceuticals — 12.3%
Novartis AG (Registered) 1,309 138,582
Novo Nordisk A/S, Class
a
B 1,269 136,101
Recordati Industria Chimica e
Farmaceutica SpA 2,478 134,920
Roche Holding AG 457 132,535
Sanofi SA 1,368 133,059
UCB SA 704 137,820
813,017
Professional Services — 4.2%
RELX plc 2,967 139,723
Wolters Kluwer NV 811 135,297
275,020
Semiconductors & Semiconductor Equipment — 2.2%
ASML Holding NV 205 142,557
Software — 6.6%
Nemetschek SE 1,253 129,960
Sage Group plc (The) 10,012 166,962
SAP SE 586 139,198
436,120
Technology Hardware, Storage & Peripherals — 2.2%
Logitech International SA
(Registered) 1,768 143,487
Trading Companies & Distributors — 4.3%
Brenntag SE 2,226 143,417
Bunzl plc 3,097 140,059
283,476

See accompanying notes to the financial statements.
MSCI EUROPE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
68
EUDV
::
Investments
Shares Value
Common Stocks (continued)
Water Utilities — 2.2%
United Utilities Group plc 10,208 $ 145,254
Total Common Stocks
(Cost $6,501,435)
6,509,986
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $5,075
(Cost $5,075) $ 5,075
5,075
Total Investments — 98.8%
(Cost $6,506,510) 6,515,061
Other assets less liabilities — 1.2% 80,144
Net Assets — 100.0% $ 6,595,205
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
CVA Dutch Certification
OYJ Public Limited Company
REIT Real Estate Investment Trust
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 806,949
Aggregate gross unrealized depreciation (800,843)
Net unrealized appreciation $ 6,106
Federal income tax cost $ 6,508,955
MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2024:
United Kingdom 28 .0%
Switzerland 20 .9%
Germany 10 .3%
Belgium 8 .3%
Denmark 6 .3%
Italy 6 .2%
Spain 4 .3%
Netherlands 4 .2%
France 4 .1%
Ireland 2 .1%
Finland 2 .0%
Norway 2 .0%
Other
a
1 .3%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2024 (UNAUDITED) :: MSCI TRANSFORMATIONAL CHANGES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
69
ANEW
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Aerospace & Defense — 0.2%
Kratos Defense & Security
Solutions, Inc.* 601 $ 16,281
Biotechnology — 3.6%
AbbVie, Inc. 940 171,954
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class
a
A 1,500 15,126
CRISPR Therapeutics AG* 322 16,477
Moderna, Inc.* 758 32,640
Natera, Inc.* 273 45,804
Ultragenyx Pharmaceutical,
Inc.* 329 15,670
297,671
Broadline Retail — 4.8%
Alibaba Group Holding Ltd. 13,766 148,011
Amazon.com, Inc.* 748 155,502
eBay, Inc. 728 46,075
JD.com, Inc., Class
a
A 2,474 45,727
395,315
Capital Markets — 0.5%
Coinbase Global, Inc., Class
a
A* 59 17,476
Robinhood Markets, Inc.,
Class
a
A* 522 19,596
37,072
Chemicals — 10.1%
Corteva, Inc. 2,778 172,903
FMC Corp. 1,433 84,676
International Flavors &
Fragrances, Inc. 1,783 162,895
Nutrien Ltd. 3,414 159,477
Scotts Miracle-Gro Co. (The) 466 35,924
Sensient Technologies Corp. 422 32,764
Symrise AG, Class
a
A 1,452 160,345
UPL Ltd. 2,968 19,143
828,127
Communications Equipment — 0.8%
Cisco Systems, Inc. 519 30,730
F5, Inc.* 68 17,024
Juniper Networks, Inc. 436 15,661
63,415
Consumer Finance — 0.2%
Bread Financial Holdings, Inc. 296 17,414
Consumer Staples Distribution & Retail — 1.3%
Sprouts Farmers Market, Inc.* 717 110,762
Diversified Telecommunication Services — 0.4%
Cogent Communications
Holdings, Inc. 212 17,424
Iridium Communications, Inc. 578 17,178
34,602
Investments
Shares Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 1.7%
Cognex Corp. 402 $ 16,072
Trimble, Inc.* 1,740 126,968
143,040
Entertainment — 7.1%
Electronic Arts, Inc. 277 45,337
International Games System
Co. Ltd. 1,423 42,055
Konami Group Corp. 489 48,291
Netflix, Inc.* 193 171,154
Nintendo Co. Ltd. 3,079 181,305
Sea Ltd., ADR* 430 48,934
Take-Two Interactive Software,
Inc.* 248 46,718
583,794
Financial Services — 3.9%
Adyen NV*(a) 12 17,480
Euronet Worldwide, Inc.* 161 16,926
Mastercard, Inc., Class
a
A 126 67,150
PayPal Holdings, Inc.* 191 16,573
Toast, Inc., Class
a
A* 2,467 107,413
Visa, Inc., Class
a
A 255 80,345
Western Union Co. (The) 1,570 17,286
323,173
Food Products — 4.6%
Glanbia plc 1,173 18,122
Kerry Group plc, Class
a
A 1,553 150,082
McCormick & Co., Inc.
(Non-Voting) 2,112 165,602
Simply Good Foods Co. (The)* 1,116 44,406
378,212
Health Care Equipment & Supplies — 12.5%
Abbott Laboratories 1,384 164,378
Becton Dickinson & Co. 671 148,895
Boston Scientific Corp.* 1,805 163,641
Dexcom, Inc.* 930 72,531
Edwards Lifesciences Corp.* 1,398 99,747
Globus Medical, Inc., Class
a
A* 194 16,608
ICU Medical, Inc.* 92 15,084
Inspire Medical Systems, Inc.* 88 16,963
Intuitive Surgical, Inc.* 299 162,058
iRhythm Technologies, Inc.* 184 16,001
Neogen Corp.* 2,415 34,245
PROCEPT BioRobotics Corp.* 174 16,633
ResMed, Inc. 341 84,916
TransMedics Group, Inc.* 173 15,001
1,026,701
Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc.* 402 16,333
Guardant Health, Inc.* 507 18,054
Henry Schein, Inc.* 237 18,261
Hims & Hers Health, Inc.* 580 18,688

See accompanying notes to the financial statements.
MSCI TRANSFORMATIONAL CHANGES ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
70
ANEW
::
Investments
Shares Value
Common Stocks (continued)
Quest Diagnostics, Inc. 258 $ 41,966
113,302
Hotels, Restaurants & Leisure — 5.2%
Booking Holdings, Inc. 32 166,463
DoorDash, Inc., Class
a
A* 912 164,598
DraftKings, Inc., Class
a
A* 1,077 47,011
Trip.com Group Ltd.* 716 46,798
424,870
Interactive Media & Services — 8.1%
Alphabet, Inc., Class
a
A 706 119,279
Kuaishou Technology*(a) 6,746 41,794
Meta Platforms, Inc., Class
a
A 276 158,512
Pinterest, Inc., Class
a
A* 1,504 45,601
REA Group Ltd. 287 47,086
Reddit, Inc., Class
a
A* 341 47,975
Snap, Inc., Class
a
A* 4,058 47,925
Tencent Holdings Ltd. 3,087 157,921
666,093
IT Services — 1.0%
Akamai Technologies, Inc.* 188 17,676
Cloudflare, Inc., Class
a
A* 177 17,670
Core Scientific, Inc.* 1,033 18,470
GDS Holdings Ltd., Class
a
A* 5,777 14,168
Okta, Inc., Class
a
A* 213 16,520
84,504
Life Sciences Tools & Services — 3.6%
Danaher Corp. 663 158,914
Illumina, Inc.* 369 53,191
Medpace Holdings, Inc.* 44 14,988
QIAGEN NV* 376 16,444
West Pharmaceutical Services,
Inc. 168 54,714
298,251
Machinery — 4.6%
AGCO Corp. 744 75,300
CNH Industrial NV 7,567 95,042
Deere & Co. 411 191,485
SMC Corp. 38 16,138
377,965
Media — 0.6%
Omnicom Group, Inc. 436 45,701
Pharmaceuticals — 3.8%
Eli Lilly & Co. 197 156,684
Roche Holding AG 538 156,035
312,719
Professional Services — 0.2%
Paylocity Holding Corp.* 79 16,396
Semiconductors & Semiconductor Equipment — 5.2%
Advanced Micro Devices, Inc.* 152 20,851
Broadcom, Inc. 678 109,890
Investments
Shares Value
Common Stocks (continued)
MediaTek, Inc. 432 $ 16,690
NVIDIA Corp. 1,095 151,384
NXP Semiconductors NV 75 17,203
QUALCOMM, Inc. 234 37,096
Semtech Corp.* 340 21,774
Silicon Laboratories, Inc.* 157 17,372
Synaptics, Inc.* 224 17,974
Universal Display Corp. 99 16,287
426,521
Software — 11.6%
Adobe, Inc.* 301 155,295
Altair Engineering, Inc., Class
a
A* 161 17,003
ANSYS, Inc.* 131 45,994
Blackbaud, Inc.* 192 16,117
BlackLine, Inc.* 267 16,557
Box, Inc., Class
a
A* 481 16,878
C3.ai, Inc., Class
a
A* 612 22,754
Check Point Software
Technologies Ltd.* 94 17,108
Cleanspark, Inc.* 1,113 15,972
Commvault Systems, Inc.* 94 16,129
Crowdstrike Holdings, Inc.,
Class
a
A* 48 16,607
CyberArk Software Ltd.* 57 18,440
DocuSign, Inc., Class
a
A* 204 16,257
DoubleVerify Holdings, Inc.* 820 16,671
Dropbox, Inc., Class
a
A* 597 16,513
Five9, Inc.* 413 17,049
Gen Digital, Inc. 546 16,844
MARA Holdings, Inc.* 768 21,059
Microsoft Corp. 377 159,644
MicroStrategy, Inc., Class
a
A* 51 19,761
Oracle Corp. 238 43,992
Palo Alto Networks, Inc.* 50 19,391
Procore Technologies, Inc.* 227 18,432
Q2 Holdings, Inc.* 161 16,863
Riot Platforms, Inc.* 1,316 16,647
Rubrik, Inc., Class
a
A* 374 19,007
Salesforce, Inc. 74 24,419
SAP SE 138 32,798
ServiceNow, Inc.* 19 19,939
Smartsheet, Inc., Class
a
A* 298 16,673
Tenable Holdings, Inc.* 397 16,666
Trend Micro, Inc. 319 17,545
Varonis Systems, Inc., Class
a
B* 313 15,638
Workday, Inc., Class
a
A* 60 14,999
951,661
Specialized REITs — 0.2%
Equinix, Inc., REIT 18 17,667
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc. 712 168,979
IonQ, Inc.* 623 22,739
NetApp, Inc. 139 17,047
208,765
Total Common Stocks
(Cost $6,930,037)
8,199,994

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: MSCI TRANSFORMATIONAL CHANGES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
71
ANEW
::
Investments
Number of
Rights Value
Rights — 0 .0% (b)
Chemicals — 0.0%(b)
UPL Ltd., expiring
12/17/2024*
(Cost $–) 371 $ 812
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (c) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $8,803
(Cost $8,800) $ 8,800
8,800
Total Investments — 99.8%
(Cost $6,938,837) 8,209,606
Other assets less liabilities — 0.2% 19,040
Net Assets — 100.0% $ 8,228,646
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) Represents less than 0.05% of net assets.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,713,179
Aggregate gross unrealized depreciation (653,037)
Net unrealized appreciation $ 1,060,142
Federal income tax cost $ 7,149,464
MSCI Transformational Changes ETF invested, as a percentage of net assets, in the following countries as of November 30, 2024:
United States 79 .6%
China 5 .7%
Japan 3 .2%
Germany 2 .6%
Ireland 2 .1%
Canada 1 .9%
Switzerland 1 .9%
Taiwan 0 .7%
Singapore 0 .6%
Australia 0 .6%
Israel 0 .4%
India 0 .2%
Netherlands 0 .2%
Other
a
0 .3%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NANOTECHNOLOGY ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
72
TINY
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Biotechnology — 3.0%
Novavax, Inc.*(a) 19,978 $ 174,208
Chemicals — 1.3%
Advanced Nano Products Co.
Ltd. 1,522 73,533
Construction & Engineering — 0.8%
Jeio Co. Ltd.* 3,965 45,390
Electronic Equipment, Instruments & Components — 16.2%
Coherent Corp.* 2,801 280,548
Jeol Ltd. 6,432 224,195
Lightwave Logic, Inc.* 15,064 43,234
nLight, Inc.* 6,005 65,214
Oxford Instruments plc 7,244 189,883
Park Systems Corp. 872 126,889
929,963
Life Sciences Tools & Services — 12.3%
Agilent Technologies, Inc. 2,062 284,494
Alpha Teknova, Inc.* 6,652 49,691
Bruker Corp. 4,636 268,656
Maravai LifeSciences Holdings,
Inc., Class
a
A* 17,664 100,155
702,996
Semiconductors & Semiconductor Equipment — 66.1%
ACM Research, Inc., Class
a
A* 7,169 123,235
Applied Materials, Inc. 1,439 251,408
ASML Holding NV 373 259,520
Axcelis Technologies, Inc.* 2,986 221,681
Entegris, Inc. 2,556 269,990
Intel Corp. 11,835 284,632
KLA Corp. 399 258,165
Lam Research Corp. 3,455 255,255
NVIDIA Corp. 1,896 262,122
Onto Innovation, Inc.* 1,313 215,568
SCREEN Holdings Co. Ltd. 4,282 269,086
SkyWater Technology, Inc.* 5,925 47,045
SUSS MicroTec SE 2,386 123,423
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 1,324 244,490
Tower Semiconductor Ltd.* 5,995 282,544
Ultra Clean Holdings, Inc.* 5,619 215,938
Veeco Instruments, Inc.* 7,086 197,487
3,781,589
Total Common Stocks
(Cost $5,629,956)
5,707,679
Investments
Shares Value
Securities Lending Reinvestments (b) — 1 .5%
Investment Companies — 1 .5%
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (c)
(Cost $87,336) 87,336 $ 87,336
Total Investments — 101.2%
(Cost $5,717,292) 5,795,015
Liabilities in excess of other assets — (1.2%) (69,351)
Net Assets — 100.0% $ 5,725,664
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November
30, 2024 was $84,619, collateralized in the form of cash with a value of $87,336 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $87,336.
(c) Rate shown is the 7-day yield as of November 30, 2024.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 772,943
Aggregate gross unrealized depreciation (698,841)
Net unrealized appreciation $ 74,102
Federal income tax cost $ 5,720,913

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: NANOTECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
73
TINY
::
Nanotechnology ETF invested, as a percentage of net assets, in the following countries as of November 30, 2024:
United States 72 .5%
Japan 8 .6%
Netherlands 4 .5%
South Korea 4 .3%
Taiwan 4 .3%
United Kingdom 3 .3%
Germany 2 .2%
Other
a
0 .3%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

NASDAQ-100 DORSEY WRIGHT MOMENTUM ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
74
QQQA
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Automobiles — 7.0%
Tesla, Inc.* 2,486 $ 858,068
Broadline Retail — 9.1%
Amazon.com, Inc.* 2,868 596,229
MercadoLibre, Inc.* 259 514,159
1,110,388
Commercial Services & Supplies — 4.8%
Cintas Corp. 2,603 587,731
Consumer Staples Distribution & Retail — 4.9%
Costco Wholesale Corp. 609 591,875
Electric Utilities — 4.3%
Constellation Energy Corp. 2,034 521,843
Entertainment — 5.5%
Netflix, Inc.* 750 665,108
Financial Services — 4.8%
PayPal Holdings, Inc.* 6,726 583,615
Health Care Equipment & Supplies — 5.0%
Intuitive Surgical, Inc.* 1,117 605,414
Hotels, Restaurants & Leisure — 15.6%
Booking Holdings, Inc. 127 660,651
DoorDash, Inc., Class
a
A* 3,624 654,060
Starbucks Corp. 5,668 580,743
1,895,454
Interactive Media & Services — 4.3%
Meta Platforms, Inc., Class
a
A 918 527,226
Life Sciences Tools & Services — 4.4%
Illumina, Inc.* 3,721 536,382
Media — 4.8%
Trade Desk, Inc. (The), Class
a
A* 4,593 590,430
Semiconductors & Semiconductor Equipment — 20.2%
Advanced Micro Devices, Inc.* 3,225 442,389
ARM Holdings plc, ADR*(a) 3,576 480,221
Broadcom, Inc. 2,984 483,647
NVIDIA Corp. 4,017 555,350
QUALCOMM, Inc. 3,186 505,077
2,466,684
Wireless Telecommunication Services — 5.1%
T-Mobile US, Inc. 2,542 627,721
Total Common Stocks
(Cost $9,516,927)
12,167,939
Investments
Shares Value
Securities Lending Reinvestments (b) — 3 .6%
Investment Companies — 3 .6%
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (c)
(Cost $432,594) 432,594 $ 432,594
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $15,568
(Cost $15,562) $ 15,562
15,562
Total Investments — 103.5%
(Cost $9,965,083) 12,616,095
Liabilities in excess of other assets — (3.5%) (430,913)
Net Assets — 100.0% $ 12,185,182
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November
30, 2024 was $480,087, collateralized in the form of cash
with a value of $432,594 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $63,207 of collateral
in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from December 5, 2024 – August 15, 2054. The total value of
collateral is $495,801.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $432,594.
(c) Rate shown is the 7-day yield as of November 30, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,844,954
Aggregate gross unrealized depreciation (194,122)
Net unrealized appreciation $ 2,650,832
Federal income tax cost $ 9,965,263

NOVEMBER 30, 2024 (UNAUDITED) :: NASDAQ-100 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
75
IQQQ
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 92 .9%
Automobiles — 3.8%
Tesla, Inc.* 7,163 $ 2,472,381
Beverages — 2.1%
Coca-Cola Europacific Partners
plc 1,756 136,230
Keurig Dr Pepper, Inc. 5,186 169,323
Monster Beverage Corp.* 3,747 206,572
PepsiCo, Inc. 5,255 858,930
1,371,055
Biotechnology — 3.0%
Amgen, Inc. 2,055 581,298
Biogen, Inc.* 557 89,471
Gilead Sciences, Inc. 4,762 440,866
GRAIL, Inc.* 1 18
Moderna, Inc.* 1,469 63,255
Regeneron Pharmaceuticals,
Inc.* 415 311,341
Vertex Pharmaceuticals, Inc.* 987 462,044
1,948,293
Broadline Retail — 5.9%
Amazon.com, Inc.* 15,546 3,231,858
MercadoLibre, Inc.* 195 387,108
PDD Holdings, Inc., ADR* 2,555 246,711
3,865,677
Chemicals — 1.3%
Linde plc 1,827 842,229
Commercial Services & Supplies — 0.9%
Cintas Corp. 1,542 348,168
Copart, Inc.* 3,680 233,275
581,443
Communications Equipment — 1.4%
Cisco Systems, Inc. 15,413 912,604
Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp. 1,697 1,649,280
Electric Utilities — 1.2%
American Electric Power Co.,
Inc. 2,034 203,115
Constellation Energy Corp. 1,196 306,846
Exelon Corp. 3,826 151,357
Xcel Energy, Inc. 2,133 154,770
816,088
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp. 511 89,900
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 3,799 166,966
Investments
Shares Value
Common Stocks (a) (continued)
Entertainment — 2.8%
Electronic Arts, Inc. 1,010 $ 165,307
Netflix, Inc.* 1,641 1,455,255
Take-Two Interactive Software,
Inc.* 671 126,403
Warner Bros Discovery, Inc.* 9,381 98,313
1,845,278
Financial Services — 0.5%
PayPal Holdings, Inc.* 3,911 339,357
Food Products — 0.7%
Kraft Heinz Co. (The) 4,624 147,829
Mondelez International, Inc.,
Class
a
A 5,110 331,895
479,724
Ground Transportation — 0.7%
CSX Corp. 7,416 271,055
Old Dominion Freight Line, Inc. 821 184,840
455,895
Health Care Equipment & Supplies — 1.7%
Dexcom, Inc.* 1,532 119,481
GE HealthCare Technologies,
Inc. 1,747 145,385
IDEXX Laboratories, Inc.* 315 132,851
Intuitive Surgical, Inc.* 1,360 737,120
1,134,837
Hotels, Restaurants & Leisure — 2.9%
Airbnb, Inc., Class
a
A* 1,683 229,073
Booking Holdings, Inc. 129 671,055
DoorDash, Inc., Class
a
A* 1,471 265,486
Marriott International, Inc.,
Class
a
A 1,078 311,639
Starbucks Corp. 4,336 444,267
1,921,520
Industrial Conglomerates — 0.9%
Honeywell International, Inc. 2,486 579,064
Interactive Media & Services — 8.9%
Alphabet, Inc., Class
a
A 8,679 1,466,317
Alphabet, Inc., Class
a
C 8,273 1,410,464
Meta Platforms, Inc., Class
a
A 5,148 2,956,599
5,833,380
IT Services — 0.4%
Cognizant Technology Solutions
Corp., Class
a
A 1,894 152,448
MongoDB, Inc., Class
a
A* 283 91,265
243,713
Life Sciences Tools & Services — 0.1%
Illumina, Inc.* 608 87,643

See accompanying notes to the financial statements.
NASDAQ-100 HIGH INCOME ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
76
IQQQ
::
Investments
Shares Value
Common Stocks (a) (continued)
Machinery — 0.4%
PACCAR, Inc. 2,005 $ 234,585
Media — 1.6%
Charter Communications, Inc.,
Class
a
A* 546 216,743
Comcast Corp., Class
a
A 14,779 638,305
Trade Desk, Inc. (The), Class
a
A* 1,712 220,078
1,075,126
Oil, Gas & Consumable Fuels — 0.3%
Diamondback Energy, Inc. 1,127 200,144
Pharmaceuticals — 0.2%
AstraZeneca plc, ADR 2,227 150,590
Professional Services — 1.3%
Automatic Data Processing, Inc. 1,560 478,811
Paychex, Inc. 1,376 201,268
Verisk Analytics, Inc., Class
a
A 545 160,344
840,423
Real Estate Management & Development — 0.2%
CoStar Group, Inc.* 1,567 127,460
Semiconductors & Semiconductor Equipment — 21.0%
Advanced Micro Devices, Inc.* 6,191 849,250
Analog Devices, Inc. 1,899 414,077
Applied Materials, Inc. 3,154 551,035
ARM Holdings plc, ADR*(b) 478 64,191
ASML Holding NV (Registered),
ADR 361 247,866
Broadcom, Inc. 17,730 2,873,678
GLOBALFOUNDRIES, Inc.*(b) 2,108 91,171
Intel Corp. 16,358 393,410
KLA Corp. 514 332,573
Lam Research Corp. 4,968 367,036
Marvell Technology, Inc. 3,313 307,082
Microchip Technology, Inc. 2,051 139,817
Micron Technology, Inc. 4,241 415,406
NVIDIA Corp. 36,335 5,023,314
NXP Semiconductors NV 974 223,406
ON Semiconductor Corp.* 1,637 116,424
QUALCOMM, Inc. 4,262 675,655
Texas Instruments, Inc. 3,494 702,399
13,787,790
Software — 14.6%
Adobe, Inc.* 1,697 875,533
ANSYS, Inc.* 333 116,916
AppLovin Corp., Class
a
A* 1,136 382,548
Atlassian Corp., Class
a
A* 612 161,311
Autodesk, Inc.* 825 240,818
Cadence Design Systems, Inc.* 1,048 321,537
Crowdstrike Holdings, Inc.,
Class
a
A* 890 307,913
Datadog, Inc., Class
a
A* 1,190 181,773
Fortinet, Inc.* 2,925 278,021
Investments
Shares Value
Common Stocks (a) (continued)
Intuit, Inc. 1,070 $ 686,651
Microsoft Corp. 11,010 4,662,295
Palo Alto Networks, Inc.* 1,239 480,509
Roper Technologies, Inc. 410 232,240
Synopsys, Inc.* 588 328,392
Workday, Inc., Class
a
A* 816 203,992
Zscaler, Inc.* 579 119,616
9,580,065
Specialty Retail — 0.7%
O'Reilly Automotive, Inc.* 222 275,995
Ross Stores, Inc. 1,275 197,459
473,454
Technology Hardware, Storage & Peripherals — 8.3%
Apple, Inc. 22,520 5,344,671
Super Micro Computer, Inc.* 2,240 73,114
5,417,785
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc.* 451 144,618
Trading Companies & Distributors — 0.3%
Fastenal Co. 2,190 182,996
Wireless Telecommunication Services — 1.7%
T-Mobile US, Inc. 4,464 1,102,340
Total Common Stocks
(Cost $56,098,462)
60,953,703
Securities Lending Reinvestments (c) — 0 .2%
Investment Companies — 0 .2%
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (d)
(Cost $146,954) 146,954 146,954
Principal
Amount
Short-Term Investments — 6 .3%
Repurchase Agreements (e) — 6 .3%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $4,152,288
(Cost $4,150,744) $ 4,150,744
4,150,744
Total Investments — 99.4%
(Cost $60,396,160) 65,251,401
Other assets less liabilities — 0.6% 416,128
Net Assets — 100.0% $ 65,667,529
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $13,583,623.

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: NASDAQ-100 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
77
IQQQ
::
(b) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November 30,
2024 was $145,112, collateralized in the form of cash with a value of $146,954 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $146,954.
(d) Rate shown is the 7-day yield as of November 30, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 6,149,113
Aggregate gross unrealized depreciation (1,243,844)
Net unrealized appreciation $ 4,905,269
Federal income tax cost $ 60,396,160
Futures Contracts Purchased
Nasdaq-100 High Income ETF had the following open long futures contracts as of November 30, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq 100 E-Mini Index 10 12/20/2024 U.S. Dollar $ 4,198,700 $ 246,039
Swap Agreements
a
Nasdaq-100 High Income ETF had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
65,181,443 11/6/2025
Goldman Sachs
International 0.00%
Nasdaq-100 Daily
Covered Call Index (196,011) 196,011 — —
65,181,443 (196,011)
Total Unrealized
Depreciation
(196,011)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ON DEMAND ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
78
OND
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .9%
Entertainment — 47.4%
Capcom Co. Ltd. 1,667 $ 39,064
Electronic Arts, Inc. 234 38,299
International Games System
Co. Ltd. 1,400 41,375
Krafton, Inc.* 170 38,020
NCSoft Corp. 103 17,535
NetEase, Inc. 1,696 29,299
Netflix, Inc.* 50 44,340
Nexon Co. Ltd. 1,801 24,779
ROBLOX Corp., Class
a
A* 898 45,017
Spotify Technology SA* 104 49,604
Take-Two Interactive Software,
Inc.* 195 36,734
Ubisoft Entertainment SA* 542 7,134
411,200
Ground Transportation — 12.9%
Grab Holdings Ltd., Class
a
A* 8,702 43,510
Lyft, Inc., Class
a
A* 2,050 35,588
Uber Technologies, Inc.* 462 33,246
112,344
Hotels, Restaurants & Leisure — 23.9%
Delivery Hero SE*(a) 1,040 42,576
DoorDash, Inc., Class
a
A* 284 51,256
Just Eat Takeaway.com NV*(a) 1,082 17,277
Meituan, Class
a
B*(a) 2,257 48,941
Zomato Ltd.* 14,455 47,859
207,909
Interactive Media & Services — 6.5%
Bilibili, Inc., Class
a
Z* 1,694 32,443
Investments
Shares Value
Common Stocks (continued)
Snap, Inc., Class
a
A* 2,057 $ 24,293
56,736
Semiconductors & Semiconductor Equipment — 9.2%
Advanced Micro Devices, Inc.* 192 26,338
Ambarella, Inc.* 231 16,528
NVIDIA Corp. 266 36,774
79,640
Total Common Stocks
(Cost $910,693)
867,829
Total Investments — 99.9%
(Cost $910,693) 867,829
Other assets less liabilities — 0.1% 498
Net Assets — 100.0% $ 868,327
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 202,722
Aggregate gross unrealized depreciation (264,212)
Net unrealized depreciation $ (61,490)
Federal income tax cost $ 929,319
On-Demand ETF invested, as a percentage of net assets, in the following countries as of November 30, 2024:
United States 44 .7%
China 9 .4%
Japan 7 .3%
South Korea 6 .4%
Luxembourg 5 .7%
India 5 .5%
Singapore 5 .0%
Germany 4 .9%
Taiwan 4 .8%
Hong Kong 3 .4%
Netherlands 2 .0%
France 0 .8%
Other
a
0 .1%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2024 (UNAUDITED) :: ONLINE RETAIL ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
79
ONLN
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .9%
Broadline Retail — 61.1%
Alibaba Group Holding Ltd.,
ADR 49,401 $ 4,316,165
Amazon.com, Inc.* 111,927 23,268,504
Coupang, Inc.* 170,104 4,313,837
eBay, Inc. 123,854 7,838,720
Etsy, Inc.* 70,533 3,869,440
Global-e Online Ltd.* 46,277 2,419,362
JD.com, Inc., ADR 81,198 3,035,181
MercadoLibre, Inc.* 1,538 3,053,192
Ozon Holdings plc, ADR*‡ 60,470 —
PDD Holdings, Inc., ADR* 55,421 5,351,452
57,465,853
Distributors — 4.0%
GigaCloud Technology, Inc.,
Class
a
A*(a) 152,352 3,763,095
Entertainment — 3.1%
Sea Ltd., ADR* 25,304 2,879,595
Personal Care Products — 2.4%
Oddity Tech Ltd., Class
a
A*(a) 49,059 2,279,281
Specialty Retail — 25.0%
Beyond, Inc.* 618,380 3,889,610
Buckle, Inc. (The) 76,014 3,959,569
Carvana Co., Class
a
A* 16,602 4,323,493
Chewy, Inc., Class
a
A* 115,347 3,853,743
Revolve Group, Inc., Class
a
A* 102,612 3,702,241
Wayfair, Inc., Class
a
A* 81,323 3,760,376
23,489,032
Textiles, Apparel & Luxury Goods — 4.3%
Figs, Inc., Class
a
A* 779,465 4,045,423
Total Common Stocks
(Cost $86,522,235)
93,922,279
Securities Lending Reinvestments (b) — 4 .6%
Investment Companies — 4 .6%
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (c)
(Cost $4,294,349) 4,294,349 4,294,349
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $83,424
(Cost $83,394) $ 83,394
$ 83,394
Total Investments — 104.6%
(Cost $90,899,978) 98,300,022
Liabilities in excess of other assets — (4.6%) (4,331,082)
Net Assets — 100.0% $ 93,968,940
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November 30,
2024 was $4,169,394, collateralized in the form of cash with a value of $4,294,349 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $4,294,349.
(c) Rate shown is the 7-day yield as of November 30, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 12,415,647
Aggregate gross unrealized depreciation (13,979,321)
Net unrealized depreciation $ (1,563,674)
Federal income tax cost $ 99,863,696

PET CARE ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
80
PAWZ
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .3%
Distributors — 0.0%(a)
Arata Corp. 706 $ 14,180
Food Products — 23.2%
Freshpet, Inc.* 42,080 6,440,344
General Mills, Inc. 14,742 976,805
I-TAIL Corp. PCL, NVDR 7,601,348 4,565,574
J M Smucker Co. (The) 2,765 325,689
Nestle SA (Registered) 32,767 2,844,679
15,153,091
Health Care Equipment & Supplies — 14.4%
IDEXX Laboratories, Inc.* 15,195 6,408,492
Vimian Group AB* 735,269 3,025,937
9,434,429
Health Care Providers & Services — 6.3%
Cencora, Inc. 4,703 1,183,040
CVS Group plc 264,678 2,862,711
Patterson Cos., Inc. 2,071 44,506
4,090,257
Household Products — 7.6%
Central Garden & Pet Co.* 37,351 1,484,702
Colgate-Palmolive Co. 21,755 2,102,186
Oil-Dri Corp. of America 19,112 1,321,021
Spectrum Brands Holdings, Inc. 722 66,388
4,974,297
Insurance — 6.6%
Anicom Holdings, Inc. 267,177 1,205,390
Trupanion, Inc.* 58,677 3,128,071
4,333,461
Pharmaceuticals — 18.8%
Elanco Animal Health, Inc.* 13,016 171,941
Merck & Co., Inc. 28,785 2,925,708
Virbac SACA 7,819 2,677,124
Zoetis, Inc., Class
a
A 37,233 6,525,083
12,299,856
Specialty Retail — 22.4%
Chewy, Inc., Class
a
A* 214,655 7,171,623
Pet Valu Holdings Ltd.(b) 159,335 3,116,026
Petco Health & Wellness Co.,
Inc., Class
a
A* 305,804 1,305,783
Pets at Home Group plc 766,219 2,267,793
Tractor Supply Co. 2,840 805,623
14,666,848
Total Common Stocks
(Cost $65,027,215)
64,966,419
Investments
Principal
Amount Value
Short-Term Investments — 0 .3%
Repurchase Agreements (c) — 0 .3%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $184,516
(Cost $184,447) $ 184,447
$ 184,447
Total Investments — 99.6%
(Cost $65,211,662) 65,150,866
Other assets less liabilities — 0.4% 234,009
Net Assets — 100.0% $ 65,384,875
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November
30, 2024 was $224,899, collateralized in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 7.63%, and maturity dates ranging from December
5, 2024 – August 15, 2054. The total value of collateral is
$261,025.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
NVDR Non-Voting Depositary Receipt
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 10,587,126
Aggregate gross unrealized depreciation (13,391,596)
Net unrealized depreciation $ (2,804,470)
Federal income tax cost $ 67,955,336

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: PET CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
81
PAWZ
::
Pet Care ETF invested, as a percentage of net assets, in the following countries as of November 30, 2024:
United States 64 .8%
United Kingdom 7 .8%
Thailand 7 .0%
Canada 4 .8%
Sweden 4 .6%
Switzerland 4 .3%
France 4 .1%
Japan 1 .9%
Other
a
0 .7%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

RUSSELL 2000 DIVIDEND GROWERS ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
82
SMDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Banks — 27.4%
Associated Banc-Corp. 329,045 $ 8,782,211
Atlantic Union Bankshares
Corp. 187,913 7,973,149
Cadence Bank 228,206 8,715,187
Community Financial System,
Inc. 120,598 8,349,000
First Busey Corp. 268,930 7,177,742
First Interstate BancSystem,
Inc., Class
a
A 238,153 8,328,210
First Merchants Corp. 192,093 8,404,069
Fulton Financial Corp. 389,320 8,401,526
German American Bancorp, Inc. 181,946 8,183,931
Heritage Financial Corp. 322,073 8,518,831
Independent Bank Corp. 116,594 8,440,240
Independent Bank Corp. 216,342 8,140,949
Mercantile Bank Corp. 163,178 8,167,059
NBT Bancorp, Inc. 151,086 7,572,430
Orrstown Financial Services,
Inc. 203,558 8,040,541
Peoples Bancorp, Inc. 231,761 8,130,176
Preferred Bank 89,106 8,405,369
Premier Financial Corp. 288,815 8,003,064
S&T Bancorp, Inc. 169,508 7,253,247
Simmons First National Corp.,
Class
a
A 342,588 8,379,702
Southside Bancshares, Inc. 212,724 7,470,867
Tompkins Financial Corp. 122,563 9,352,783
United Bankshares, Inc. 190,420 8,049,053
United Community Banks, Inc. 243,887 8,245,819
Washington Trust Bancorp, Inc. 222,966 8,280,957
WesBanco, Inc. 226,800 8,015,112
212,781,224
Building Products — 2.4%
Apogee Enterprises, Inc. 112,216 9,449,709
Griffon Corp. 112,037 9,444,719
18,894,428
Capital Markets — 1.1%
Cohen & Steers, Inc. 79,984 8,371,125
Chemicals — 4.7%
Avient Corp. 154,901 7,938,676
Balchem Corp. 41,464 7,485,081
HB Fuller Co. 88,030 6,768,627
Quaker Chemical Corp. 43,429 6,848,753
Stepan Co. 96,791 7,443,228
36,484,365
Commercial Services & Supplies — 3.2%
ABM Industries, Inc. 136,326 7,793,758
HNI Corp. 137,237 7,774,476
Matthews International Corp.,
Class
a
A 299,838 9,043,114
24,611,348
Consumer Staples Distribution & Retail — 1.7%
Andersons, Inc. (The) 146,279 6,983,360
Investments
Shares Value
Common Stocks (continued)
SpartanNash Co. 316,534 $ 6,007,815
12,991,175
Diversified Telecommunication Services — 1.0%
Cogent Communications
Holdings, Inc. 95,549 7,853,172
Electric Utilities — 3.8%
ALLETE, Inc. 110,148 7,146,402
Otter Tail Corp. 90,165 7,270,906
Portland General Electric Co. 145,732 6,983,477
TXNM Energy, Inc. 169,839 8,330,603
29,731,388
Electronic Equipment, Instruments & Components — 1.0%
Badger Meter, Inc. 36,683 7,953,608
Financial Services — 0.9%
HA Sustainable Infrastructure
Capital, Inc. 217,826 6,831,023
Food Products — 1.9%
J & J Snack Foods Corp. 42,249 7,342,454
Lancaster Colony Corp. 39,372 7,316,892
14,659,346
Gas Utilities — 5.0%
Chesapeake Utilities Corp. 59,096 7,785,898
New Jersey Resources Corp. 151,904 7,835,208
Northwest Natural Holding Co. 178,280 7,812,230
ONE Gas, Inc. 101,958 7,949,665
Spire, Inc. 106,687 7,808,422
39,191,423
Health Care Equipment & Supplies — 1.1%
LeMaitre Vascular, Inc. 79,402 8,495,220
Health Care Providers & Services — 0.9%
Ensign Group, Inc. (The) 46,912 6,859,003
Health Care REITs — 1.7%
CareTrust REIT, Inc., REIT 234,795 6,994,543
Universal Health Realty Income
Trust, REIT 156,636 6,608,473
13,603,016
Household Products — 1.9%
Oil-Dri Corp. of America 108,373 7,490,742
WD-40 Co. 26,747 7,411,326
14,902,068
Industrial REITs — 0.8%
Terreno Realty Corp., REIT 101,958 6,181,714
Insurance — 2.2%
AMERISAFE, Inc. 144,109 8,505,313
Horace Mann Educators Corp. 200,235 8,383,840
16,889,153

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: RUSSELL 2000 DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
83
SMDV
::
Investments
Shares Value
Common Stocks (continued)
Leisure Products — 0.8%
Johnson Outdoors, Inc.,
Class
a
A 195,422 $ 6,577,905
Machinery — 13.8%
Alamo Group, Inc. 41,027 8,203,349
Douglas Dynamics, Inc. 262,568 6,797,886
Enpro, Inc. 48,064 9,088,902
Franklin Electric Co., Inc. 73,195 7,927,018
Gorman-Rupp Co. (The) 197,130 8,397,738
Hillenbrand, Inc. 241,611 8,222,022
Hyster-Yale, Inc. 121,729 6,846,039
Kadant, Inc. 23,220 9,584,984
Lindsay Corp. 61,078 8,109,326
Mueller Water Products, Inc.,
Class
a
A 361,167 9,043,622
Standex International Corp. 42,091 8,750,298
Trinity Industries, Inc. 225,191 8,489,701
Watts Water Technologies, Inc.,
Class
a
A 36,985 7,980,993
107,441,878
Marine Transportation — 1.1%
Matson, Inc. 55,660 8,525,999
Media — 1.1%
John Wiley & Sons, Inc.,
Class
a
A 161,820 8,443,768
Metals & Mining — 1.0%
Materion Corp. 67,447 7,798,222
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Arbor Realty Trust, Inc.(a) 521,808 7,654,923
Multi-Utilities — 3.7%
Avista Corp. 182,042 7,043,205
Black Hills Corp. 117,201 7,509,068
Northwestern Energy Group,
Inc. 128,983 7,125,021
Unitil Corp. 119,975 7,200,899
28,878,193
Professional Services — 2.7%
CSG Systems International, Inc. 149,822 8,211,744
Exponent, Inc. 68,163 6,728,370
Insperity, Inc. 80,612 6,356,256
21,296,370
Residential REITs — 1.0%
NexPoint Residential Trust, Inc.,
REIT 157,570 7,416,820
Retail REITs — 0.9%
Getty Realty Corp., REIT 220,852 7,261,614
Semiconductors & Semiconductor Equipment — 1.0%
Power Integrations, Inc. 120,181 7,873,057
Investments
Shares Value
Common Stocks (continued)
Tobacco — 1.0%
Universal Corp. 133,822 $ 7,643,913
Trading Companies & Distributors — 3.5%
Applied Industrial Technologies,
Inc. 36,115 9,921,513
GATX Corp. 52,803 8,668,141
McGrath RentCorp 68,631 8,362,687
26,952,341
Water Utilities — 4.4%
American States Water Co. 86,344 7,366,007
California Water Service Group 128,817 6,594,142
Middlesex Water Co. 112,741 7,377,207
SJW Group 118,692 6,613,518
York Water Co. (The) 184,296 6,605,169
34,556,043
Total Common Stocks
(Cost $635,805,604)
775,604,845
Securities Lending Reinvestments (b) — 1 .0%
Investment Companies — 1 .0%
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (c)
(Cost $7,942,429) 7,942,429 7,942,429
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (d) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $1,302,032
(Cost $1,301,547) $ 1,301,547
1,301,547
Total Investments — 100.9%
(Cost $645,049,580) 784,848,821
Liabilities in excess of other assets — (0.9%) (7,234,940)
Net Assets — 100.0% $ 777,613,881
(a) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November 30,
2024 was $7,640,356, collateralized in the form of cash with a value of $7,942,429 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $7,942,429.
(c) Rate shown is the 7-day yield as of November 30, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.

See accompanying notes to the financial statements.
RUSSELL 2000 DIVIDEND GROWERS ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
84
SMDV
::
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 157,931,349
Aggregate gross unrealized depreciation (19,331,327)
Net unrealized appreciation $ 138,600,022
Federal income tax cost $ 646,248,799

NOVEMBER 30, 2024 (UNAUDITED) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
85
ITWO
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 89 .7%
Aerospace & Defense — 1.3%
AAR Corp.* 492 $ 34,204
AeroVironment, Inc.* 374 72,743
AerSale Corp.* 480 3,024
Archer Aviation, Inc., Class
a
A* 3,331 31,878
Astronics Corp.* 409 6,605
Byrna Technologies, Inc.* 246 4,755
Cadre Holdings, Inc. 372 12,421
Ducommun, Inc.* 193 12,931
Eve Holding, Inc.* 433 1,814
Intuitive Machines, Inc.* 406 6,638
Kratos Defense & Security
Solutions, Inc.* 2,111 57,187
Leonardo DRS, Inc.* 1,050 36,509
Mercury Systems, Inc.* 782 32,164
Moog, Inc., Class
a
A 405 89,614
National Presto Industries, Inc. 74 5,899
Park Aerospace Corp. 265 4,057
Redwire Corp.* 320 4,467
Rocket Lab USA, Inc.* 4,964 135,418
Triumph Group, Inc.* 1,047 20,155
V2X, Inc.* 176 10,604
Virgin Galactic Holdings, Inc.* 273 1,993
VirTra, Inc.* 151 1,182
586,262
Air Freight & Logistics — 0.2%
Air Transport Services Group,
Inc.* 732 16,075
Forward Air Corp.* 357 13,098
Hub Group, Inc., Class
a
A 871 44,979
Radiant Logistics, Inc.* 507 3,792
77,944
Automobile Components — 1.0%
Adient plc* 1,277 24,557
American Axle & Manufacturing
Holdings, Inc.* 1,641 10,847
Cooper-Standard Holdings,
Inc.* 241 3,721
Dana, Inc. 1,864 18,640
Dorman Products, Inc.* 375 52,492
Fox Factory Holding Corp.* 603 19,585
Gentherm, Inc.* 449 18,903
Goodyear Tire & Rubber Co.
(The)* 4,065 43,658
Holley, Inc.* 666 1,891
LCI Industries 354 42,767
Luminar Technologies, Inc.* 319 2,833
Modine Manufacturing Co.* 737 100,077
Patrick Industries, Inc. 309 41,527
Phinia, Inc. 619 34,714
Solid Power, Inc.* 2,186 2,536
Standard Motor Products, Inc. 299 9,831
Stoneridge, Inc.* 390 2,675
Visteon Corp.* 389 36,321
XPEL, Inc.*(b) 360 15,660
483,235
Investments
Shares Value
Common Stocks (a) (continued)
Automobiles — 0.1%
Canoo, Inc.* 937 $ 359
Livewire Group, Inc.* 260 1,560
Winnebago Industries, Inc. 403 23,591
25,510
Banks — 9.4%
1st Source Corp. 262 17,001
ACNB Corp. 118 5,529
Amalgamated Financial Corp. 255 9,086
Amerant Bancorp, Inc., Class
a
A 423 10,520
Ameris Bancorp 940 66,063
Ames National Corp. 125 2,124
Arrow Financial Corp. 235 7,750
Associated Banc-Corp. 2,307 61,574
Atlantic Union Bankshares
Corp. 1,276 54,141
Axos Financial, Inc.* 780 64,623
Banc of California, Inc. 1,983 34,167
BancFirst Corp. 284 35,863
Bancorp, Inc. (The)* 714 41,719
Bank First Corp. 140 14,962
Bank of Hawaii Corp. 558 44,071
Bank of Marin Bancorp 229 5,789
Bank of NT Butterfield & Son
Ltd. (The) 664 25,186
Bank7 Corp. 57 2,717
BankUnited, Inc. 1,064 44,762
Bankwell Financial Group, Inc. 92 3,050
Banner Corp. 490 36,549
Bar Harbor Bankshares 213 7,666
BayCom Corp. 149 4,319
BCB Bancorp, Inc. 213 2,826
Berkshire Hills Bancorp, Inc. 612 18,654
Blue Foundry Bancorp* 296 3,283
Bridgewater Bancshares, Inc.* 284 4,232
Brookline Bancorp, Inc. 1,259 15,851
Burke & Herbert Financial
Services Corp. 193 13,371
Business First Bancshares, Inc. 344 9,804
Byline Bancorp, Inc. 445 13,982
Cadence Bank 2,599 99,256
California BanCorp* 347 6,218
Camden National Corp. 207 9,752
Capital Bancorp, Inc. 131 3,794
Capital City Bank Group, Inc. 196 7,715
Capitol Federal Financial, Inc. 1,770 11,824
Carter Bankshares, Inc.* 325 6,071
Cathay General Bancorp 993 51,646
Central Pacific Financial Corp. 381 12,162
Chemung Financial Corp. 46 2,407
ChoiceOne Financial Services,
Inc. 119 4,460
Citizens & Northern Corp. 212 4,342
Citizens Financial Services, Inc. 64 4,519
City Holding Co. 209 27,446
Civista Bancshares, Inc. 219 5,011
CNB Financial Corp. 294 8,206
Coastal Financial Corp.* 160 12,248

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
86
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Colony Bankcorp, Inc. 237 $ 4,178
Columbia Financial, Inc.* 389 7,091
Community Financial System,
Inc. 746 51,646
Community Trust Bancorp, Inc. 219 12,917
Community West Bancshares 242 5,305
ConnectOne Bancorp, Inc. 517 14,217
CrossFirst Bankshares, Inc.* 648 11,217
Customers Bancorp, Inc.* 423 23,878
CVB Financial Corp. 1,890 44,264
Dime Community Bancshares,
Inc. 506 18,155
Eagle Bancorp, Inc. 421 12,361
Eastern Bankshares, Inc. 2,753 51,316
Enterprise Bancorp, Inc. 141 5,216
Enterprise Financial Services
Corp. 528 31,991
Equity Bancshares, Inc.,
Class
a
A 205 9,838
Esquire Financial Holdings, Inc. 101 7,847
ESSA Bancorp, Inc. 119 2,460
Farmers & Merchants Bancorp,
Inc. 181 6,067
Farmers National Banc Corp. 520 8,138
FB Financial Corp. 507 28,620
Fidelity D&D Bancorp, Inc. 68 3,652
Financial Institutions, Inc. 217 5,894
First Bancorp 2,309 47,750
First Bancorp 571 27,008
First Bancorp, Inc. (The) 153 4,371
First Bancshares, Inc. (The) 434 16,119
First Bank 301 4,452
First Busey Corp. 760 20,284
First Business Financial
Services, Inc. 112 5,613
First Commonwealth Financial
Corp. 1,443 27,172
First Community Bankshares,
Inc. 242 11,173
First Financial Bancorp 1,347 39,777
First Financial Bankshares, Inc. 1,857 77,400
First Financial Corp. 164 8,010
First Financial Northwest, Inc. 100 2,260
First Foundation, Inc. 896 7,123
First Internet Bancorp 115 4,822
First Interstate BancSystem,
Inc., Class
a
A 1,132 39,586
First Merchants Corp. 832 36,400
First Mid Bancshares, Inc. 326 13,695
First of Long Island Corp. (The) 306 4,428
First Western Financial, Inc.* 115 2,554
Five Star Bancorp 238 7,842
Flagstar Financial, Inc. 3,619 43,319
Flushing Financial Corp. 393 6,972
FS Bancorp, Inc. 95 4,531
Fulton Financial Corp. 2,591 55,914
FVCBankcorp, Inc.* 234 3,365
German American Bancorp, Inc. 406 18,262
Glacier Bancorp, Inc. 1,626 94,129
Great Southern Bancorp, Inc. 123 7,881
Greene County Bancorp, Inc. 100 3,042
Investments
Shares Value
Common Stocks (a) (continued)
Guaranty Bancshares, Inc. 113 $ 4,161
Hancock Whitney Corp. 1,238 73,512
Hanmi Financial Corp. 429 11,347
HarborOne Bancorp, Inc. 547 7,045
HBT Financial, Inc. 182 4,359
Heartland Financial USA, Inc. 605 40,880
Heritage Commerce Corp. 850 9,027
Heritage Financial Corp. 489 12,934
Hilltop Holdings, Inc. 665 21,047
Hingham Institution For Savings
(The) 23 6,515
Home Bancorp, Inc. 101 5,124
Home BancShares, Inc. 2,689 85,403
HomeStreet, Inc.* 261 3,101
HomeTrust Bancshares, Inc. 210 7,789
Hope Bancorp, Inc. 1,654 22,527
Horizon Bancorp, Inc. 618 11,303
Independent Bank Corp. 605 43,796
Independent Bank Corp. 285 10,725
Independent Bank Group, Inc. 517 34,598
International Bancshares Corp. 771 56,383
Investar Holding Corp. 132 3,144
John Marshall Bancorp, Inc. 178 4,032
Kearny Financial Corp. 782 6,193
Lakeland Financial Corp. 355 26,078
LCNB Corp. 182 3,192
LINKBANCORP, Inc. 316 2,402
Live Oak Bancshares, Inc. 495 23,463
Mercantile Bank Corp. 225 11,261
Metrocity Bankshares, Inc. 263 9,031
Metropolitan Bank Holding
Corp.* 151 9,806
Mid Penn Bancorp, Inc. 213 6,827
Middlefield Banc Corp. 104 3,222
Midland States Bancorp, Inc. 294 7,894
MidWestOne Financial Group,
Inc. 208 6,854
MVB Financial Corp. 164 3,539
National Bank Holdings Corp.,
Class
a
A 527 25,159
National Bankshares, Inc. 82 2,632
NB Bancorp, Inc.* 555 11,178
NBT Bancorp, Inc. 657 32,929
Nicolet Bankshares, Inc. 189 21,055
Northeast Bank 94 9,254
Northeast Community Bancorp,
Inc. 176 5,306
Northfield Bancorp, Inc. 560 7,493
Northrim Bancorp, Inc. 76 6,465
Northwest Bancshares, Inc. 1,818 26,688
Norwood Financial Corp. 104 3,214
Oak Valley Bancorp 98 3,054
OceanFirst Financial Corp. 820 16,958
OFG Bancorp 657 29,841
Old National Bancorp 4,489 103,965
Old Second Bancorp, Inc. 622 11,569
Orange County Bancorp, Inc. 73 4,354
Origin Bancorp, Inc. 419 14,397
Orrstown Financial Services,
Inc. 261 10,309
Pacific Premier Bancorp, Inc. 1,368 38,851

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
87
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Park National Corp. 205 $ 39,024
Parke Bancorp, Inc. 150 3,541
Pathward Financial, Inc. 359 30,113
PCB Bancorp 156 3,352
Peapack-Gladstone Financial
Corp. 239 8,637
Peoples Bancorp of North
Carolina, Inc. 63 2,017
Peoples Bancorp, Inc. 493 17,294
Peoples Financial Services
Corp. 131 7,230
Pioneer Bancorp, Inc.* 167 1,967
Plumas Bancorp 78 3,908
Ponce Financial Group, Inc.* 276 3,569
Preferred Bank 177 16,696
Premier Financial Corp. 504 13,966
Primis Financial Corp. 289 3,612
Princeton Bancorp, Inc. 72 2,669
Provident Bancorp, Inc.* 224 2,614
Provident Financial Services,
Inc. 1,796 37,931
QCR Holdings, Inc. 234 21,554
RBB Bancorp 238 5,679
Red River Bancshares, Inc. 65 3,903
Renasant Corp. 879 33,068
Republic Bancorp, Inc., Class
a
A 118 9,000
S&T Bancorp, Inc. 543 23,235
Sandy Spring Bancorp, Inc. 627 23,625
Seacoast Banking Corp. of
Florida 1,205 36,102
ServisFirst Bancshares, Inc. 724 69,345
Shore Bancshares, Inc. 438 7,205
Sierra Bancorp 185 5,822
Simmons First National Corp.,
Class
a
A 1,771 43,319
SmartFinancial, Inc. 227 8,231
South Plains Financial, Inc. 168 6,533
Southern First Bancshares,
Inc.* 110 4,916
Southern Missouri Bancorp,
Inc. 135 8,863
Southern States Bancshares,
Inc. 119 4,429
Southside Bancshares, Inc. 410 14,399
SouthState Corp. 1,086 120,209
Stellar Bancorp, Inc. 701 21,738
Sterling Bancorp, Inc.* 304 1,477
Stock Yards Bancorp, Inc. 366 27,860
Texas Capital Bancshares, Inc.* 662 58,554
Third Coast Bancshares, Inc.* 162 5,751
Timberland Bancorp, Inc. 107 3,466
Tompkins Financial Corp. 181 13,812
Towne Bank 1,004 36,776
TriCo Bancshares 457 22,091
Triumph Financial, Inc.* 316 33,840
TrustCo Bank Corp. 265 9,869
Trustmark Corp. 869 33,987
UMB Financial Corp. 640 80,314
United Bankshares, Inc. 1,886 79,721
United Community Banks, Inc. 1,707 57,714
Unity Bancorp, Inc. 103 4,676
Investments
Shares Value
Common Stocks (a) (continued)
Univest Financial Corp. 413 $ 13,117
USCB Financial Holdings, Inc. 150 3,072
Valley National Bancorp 6,675 71,022
Veritex Holdings, Inc. 749 22,777
Virginia National Bankshares
Corp. 67 2,735
WaFd, Inc. 952 34,824
Washington Trust Bancorp, Inc. 242 8,988
WesBanco, Inc. 821 29,014
West Bancorp, Inc. 230 5,490
Westamerica Bancorp 367 21,003
WSFS Financial Corp. 844 50,657
4,354,940
Beverages — 0.3%
Duckhorn Portfolio, Inc. (The)* 758 8,338
MGP Ingredients, Inc. 202 9,349
National Beverage Corp. 335 16,546
Primo Brands Corp., Class
a
A 2,253 64,255
Vita Coco Co., Inc. (The)* 560 19,902
118,390
Biotechnology — 7.6%
2seventy bio, Inc.* 698 2,785
4D Molecular Therapeutics,
Inc.* 719 5,637
89bio, Inc.* 1,194 10,734
Absci Corp.* 1,141 3,480
ACADIA Pharmaceuticals, Inc.* 1,707 27,858
ACELYRIN, Inc.* 1,042 4,741
Achieve Life Sciences, Inc.* 492 2,170
Acrivon Therapeutics, Inc.* 169 1,281
Actinium Pharmaceuticals, Inc.* 430 619
Acumen Pharmaceuticals, Inc.* 599 1,360
ADC Therapeutics SA* 1,161 2,810
ADMA Biologics, Inc.* 3,213 64,613
Adverum Biotechnologies, Inc.* 297 1,972
Aerovate Therapeutics, Inc.* 193 508
Agenus, Inc.* 301 1,029
Agios Pharmaceuticals, Inc.* 807 47,928
Akebia Therapeutics, Inc.* 2,969 6,116
Akero Therapeutics, Inc.* 967 31,041
Aldeyra Therapeutics, Inc.* 711 3,484
Alector, Inc.* 1,153 2,986
Alkermes plc* 2,339 67,878
Allogene Therapeutics, Inc.* 1,832 4,543
Altimmune, Inc.* 1,014 8,690
ALX Oncology Holdings, Inc.* 487 721
Amicus Therapeutics, Inc.* 4,187 41,786
AnaptysBio, Inc.* 279 6,964
Anavex Life Sciences Corp.* 1,071 10,132
Anika Therapeutics, Inc.* 187 3,314
Annexon, Inc.* 1,365 7,357
Apogee Therapeutics, Inc.* 540 24,381
Applied Therapeutics, Inc.* 1,372 2,785
Arbutus Biopharma Corp.* 2,085 7,214
Arcellx, Inc.* 615 54,163
Arcturus Therapeutics Holdings,
Inc.* 327 5,997
Arcus Biosciences, Inc.* 776 11,981

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
88
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Arcutis Biotherapeutics, Inc.* 1,515 $ 19,756
Ardelyx, Inc.* 3,316 18,802
ArriVent Biopharma, Inc.* 402 12,044
Arrowhead Pharmaceuticals,
Inc.* 1,704 44,355
ARS Pharmaceuticals, Inc.* 702 10,186
Artiva Biotherapeutics, Inc.* 200 2,556
Astria Therapeutics, Inc.* 643 6,681
Atossa Therapeutics, Inc.* 1,805 2,346
Aura Biosciences, Inc.* 662 6,163
Aurinia Pharmaceuticals, Inc.* 1,916 16,976
Avid Bioservices, Inc.* 887 10,892
Avidity Biosciences, Inc.* 1,541 66,309
Avita Medical, Inc.* 365 4,679
Beam Therapeutics, Inc.* 1,090 29,833
BioCryst Pharmaceuticals, Inc.* 2,948 22,110
Biohaven Ltd.* 1,072 49,323
Biomea Fusion, Inc.* 395 2,860
Black Diamond Therapeutics,
Inc.* 569 1,508
Bluebird Bio, Inc.* 2,735 1,108
Blueprint Medicines Corp.* 897 86,453
Boundless Bio, Inc.* 91 248
Bridgebio Pharma, Inc.* 2,005 54,315
C4 Therapeutics, Inc.* 837 3,808
Cabaletta Bio, Inc.* 634 2,422
Candel Therapeutics, Inc.* 288 1,355
Capricor Therapeutics, Inc.* 368 6,996
Cardiff Oncology, Inc.* 560 1,462
CareDx, Inc.* 722 17,718
Cargo Therapeutics, Inc.* 490 8,908
Caribou Biosciences, Inc.* 1,174 2,571
Cartesian Therapeutics, Inc.* 104 1,958
Catalyst Pharmaceuticals, Inc.* 1,595 35,202
Celcuity, Inc.* 385 4,928
Celldex Therapeutics, Inc.* 922 25,300
Century Therapeutics, Inc.* 669 1,151
CervoMed, Inc.* 77 832
CG oncology, Inc.* 676 23,491
Cibus, Inc., Class
a
A* 220 1,069
Climb Bio, Inc.* 421 1,360
Cogent Biosciences, Inc.* 1,309 12,449
Coherus Biosciences, Inc.* 1,588 1,937
Compass Therapeutics, Inc.* 1,456 2,373
Corbus Pharmaceuticals
Holdings, Inc.* 148 2,637
Crinetics Pharmaceuticals, Inc.* 1,251 71,557
Cullinan Therapeutics, Inc.* 738 9,926
Cytokinetics, Inc.* 1,631 84,584
Day One Biopharmaceuticals,
Inc.* 740 10,308
Denali Therapeutics, Inc.* 1,774 44,350
Design Therapeutics, Inc.* 448 2,688
Dianthus Therapeutics, Inc.* 341 8,181
Disc Medicine, Inc.* 282 17,893
Dynavax Technologies Corp.* 1,879 24,164
Dyne Therapeutics, Inc.* 1,152 35,263
Editas Medicine, Inc.* 1,183 2,650
Elevation Oncology, Inc.* 745 474
Enanta Pharmaceuticals, Inc.* 287 2,468
Investments
Shares Value
Common Stocks (a) (continued)
Entrada Therapeutics, Inc.* 352 $ 7,001
Erasca, Inc.* 2,533 7,244
Fate Therapeutics, Inc.* 1,430 4,533
Fennec Pharmaceuticals, Inc.* 335 2,030
Fibrobiologics, Inc.* 397 1,040
Foghorn Therapeutics, Inc.* 360 2,876
Galectin Therapeutics, Inc.* 292 844
Generation Bio Co.* 707 1,075
Geron Corp.* 8,304 34,212
Greenwich Lifesciences, Inc.* 85 1,211
Gyre Therapeutics, Inc.* 100 1,251
Halozyme Therapeutics, Inc.* 1,780 85,796
Heron Therapeutics, Inc.* 1,676 1,994
HilleVax, Inc.* 451 870
Humacyte, Inc.* 1,255 5,673
Ideaya Biosciences, Inc.* 1,186 32,449
IGM Biosciences, Inc.* 217 2,179
ImmunityBio, Inc.* 2,066 10,413
Immunome, Inc.* 734 9,946
Immunovant, Inc.* 828 23,350
Inhibrx Biosciences, Inc.* 166 2,533
Inmune Bio, Inc.* 194 980
Inovio Pharmaceuticals, Inc.* 371 1,603
Inozyme Pharma, Inc.* 739 2,003
Insmed, Inc.* 2,242 168,509
Intellia Therapeutics, Inc.* 1,374 21,462
Invivyd, Inc.* 1,133 792
Iovance Biotherapeutics, Inc.* 3,613 33,673
Ironwood Pharmaceuticals,
Inc., Class
a
A* 2,019 7,107
iTeos Therapeutics, Inc.* 380 3,249
Janux Therapeutics, Inc.* 400 18,084
Jasper Therapeutics, Inc.
(Registered)* 162 3,695
KalVista Pharmaceuticals, Inc.* 550 5,533
Keros Therapeutics, Inc.* 420 24,251
Kiniksa Pharmaceuticals
International plc, Class
a
A* 532 11,747
Kodiak Sciences, Inc.* 466 3,108
Korro Bio, Inc.* 87 4,529
Krystal Biotech, Inc.* 354 69,887
Kura Oncology, Inc.* 1,034 11,415
Kymera Therapeutics, Inc.* 635 29,750
Kyverna Therapeutics, Inc.* 241 1,391
Larimar Therapeutics, Inc.* 601 3,804
LENZ Therapeutics, Inc. 179 6,372
Lexeo Therapeutics, Inc.* 336 2,765
Lexicon Pharmaceuticals, Inc.* 1,639 1,317
Lineage Cell Therapeutics, Inc.* 2,109 1,206
Lyell Immunopharma, Inc.* 2,293 2,167
MacroGenics, Inc.* 878 3,152
Madrigal Pharmaceuticals, Inc.* 250 82,047
MannKind Corp.* 3,783 25,649
MeiraGTx Holdings plc* 553 3,744
Mersana Therapeutics, Inc.* 1,620 3,694
Metagenomi, Inc.* 91 188
MiMedx Group, Inc.* 1,692 15,651
Mineralys Therapeutics, Inc.* 407 5,197
Mirum Pharmaceuticals, Inc.* 560 25,883
Monte Rosa Therapeutics, Inc.* 590 6,112

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
89
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Myriad Genetics, Inc.* 1,276 $ 20,761
Neurogene, Inc.* 147 3,738
Nkarta, Inc.* 756 2,170
Novavax, Inc.* 2,015 17,571
Nurix Therapeutics, Inc.* 911 20,142
Nuvalent, Inc., Class
a
A* 494 47,760
Ocugen, Inc.* 3,652 3,587
Olema Pharmaceuticals, Inc.* 570 5,768
Organogenesis Holdings, Inc.,
Class
a
A* 1,031 3,990
ORIC Pharmaceuticals, Inc.* 879 8,702
Outlook Therapeutics, Inc.* 217 445
Ovid therapeutics, Inc.* 841 959
PepGen, Inc.* 222 1,121
Perspective Therapeutics, Inc.* 772 3,358
Poseida Therapeutics, Inc.,
Class
a
A* 979 9,114
Praxis Precision Medicines,
Inc.* 246 19,722
Precigen, Inc.* 1,807 1,684
Prelude Therapeutics, Inc.* 189 198
Prime Medicine, Inc.* 810 2,665
ProKidney Corp., Class
a
A* 1,483 2,966
Protagonist Therapeutics, Inc.* 834 36,529
Prothena Corp. plc* 606 9,823
PTC Therapeutics, Inc.* 1,087 47,698
Puma Biotechnology, Inc.* 592 2,007
Pyxis Oncology, Inc.* 698 1,403
Q32 Bio, Inc.* 86 2,314
RAPT Therapeutics, Inc.* 429 541
Recursion Pharmaceuticals,
Inc., Class
a
A* 3,551 25,106
REGENXBIO, Inc.* 657 6,517
Regulus Therapeutics, Inc.* 902 1,452
Relay Therapeutics, Inc.* 1,419 6,669
Renovaro, Inc.* 715 541
Replimune Group, Inc.* 869 12,236
REVOLUTION Medicines, Inc.* 2,174 125,766
Rhythm Pharmaceuticals, Inc.* 781 48,453
Rigel Pharmaceuticals, Inc.* 248 6,847
Rocket Pharmaceuticals, Inc.* 939 13,512
Sage Therapeutics, Inc.* 779 4,261
Sana Biotechnology, Inc.* 1,887 5,246
Savara, Inc.* 1,648 5,537
Scholar Rock Holding Corp.* 977 38,982
Sera Prognostics, Inc., Class
a
A* 394 2,656
Shattuck Labs, Inc.* 559 615
Skye Bioscience, Inc.* 246 1,105
Soleno Therapeutics, Inc.* 330 17,394
Solid Biosciences, Inc.* 326 1,858
SpringWorks Therapeutics, Inc.* 981 40,692
Spyre Therapeutics, Inc.* 494 14,044
Stoke Therapeutics, Inc.* 508 6,152
Summit Therapeutics, Inc.* 1,249 23,057
Sutro Biopharma, Inc.* 1,169 3,098
Syndax Pharmaceuticals, Inc.* 1,172 19,596
Tango Therapeutics, Inc.* 681 2,683
Taysha Gene Therapies, Inc.* 2,458 7,964
Tenaya Therapeutics, Inc.* 788 2,813
Tevogen Bio Holdings, Inc.* 321 421
Investments
Shares Value
Common Stocks (a) (continued)
TG Therapeutics, Inc.* 1,992 $ 69,322
Tourmaline Bio, Inc.* 329 8,567
Travere Therapeutics, Inc.* 1,051 19,769
TScan Therapeutics, Inc.* 549 2,619
Twist Bioscience Corp.* 820 40,328
Tyra Biosciences, Inc.* 290 4,547
UroGen Pharma Ltd.* 539 6,845
Vanda Pharmaceuticals, Inc.* 814 4,192
Vaxcyte, Inc.* 1,704 160,755
Vera Therapeutics, Inc.,
Class
a
A* 556 27,661
Veracyte, Inc.* 1,096 47,073
Verastem, Inc.* 554 2,958
Vericel Corp.* 691 40,175
Verve Therapeutics, Inc.* 1,014 5,689
Vir Biotechnology, Inc.* 1,278 10,173
Viridian Therapeutics, Inc.* 892 19,223
Voyager Therapeutics, Inc.* 657 4,507
Werewolf Therapeutics, Inc.* 436 872
X4 Pharmaceuticals, Inc.* 2,399 943
XBiotech, Inc.* 284 2,161
Xencor, Inc.* 848 21,709
XOMA Royalty Corp.* 114 3,813
Y-mAbs Therapeutics, Inc.* 525 6,258
Zentalis Pharmaceuticals, Inc.* 816 2,946
Zura Bio Ltd., Class
a
A* 634 1,934
Zymeworks, Inc.* 798 11,244
3,523,522
Broadline Retail — 0.0%(c)
1stdibs.com, Inc.* 364 1,416
Groupon, Inc., Class
a
A* 332 3,114
Qurate Retail, Inc., Class
a
B* 15 46
Savers Value Village, Inc.* 334 3,123
7,699
Building Products — 1.4%
American Woodmark Corp.* 223 20,244
Apogee Enterprises, Inc. 312 26,274
AZZ, Inc. 419 39,026
Caesarstone Ltd.* 296 1,299
CSW Industrials, Inc. 237 100,106
Gibraltar Industries, Inc.* 437 31,656
Griffon Corp. 536 45,185
Insteel Industries, Inc. 267 7,871
Janus International Group, Inc.* 2,024 15,140
JELD-WEN Holding, Inc.* 1,226 13,351
Masterbrand, Inc.* 1,807 31,261
Quanex Building Products
Corp. 632 18,808
Resideo Technologies, Inc.* 2,084 56,643
Tecnoglass, Inc. 320 25,936
UFP Industries, Inc. 864 117,418
Zurn Elkay Water Solutions
Corp. 2,055 81,830
632,048
Capital Markets — 1.7%
AlTi Global, Inc.* 482 2,290

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
90
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Artisan Partners Asset
Management, Inc., Class
a
A 899 $ 43,862
B Riley Financial, Inc. 291 1,704
BGC Group, Inc., Class
a
A 5,198 50,629
Brightsphere Investment Group,
Inc. 394 12,285
Cohen & Steers, Inc. 392 41,027
Diamond Hill Investment Group,
Inc. 37 6,118
DigitalBridge Group, Inc. 2,268 29,711
Donnelley Financial Solutions,
Inc.* 368 22,172
Forge Global Holdings, Inc.* 1,638 1,785
GCM Grosvenor, Inc., Class
a
A 607 7,533
Hamilton Lane, Inc., Class
a
A 548 105,435
MarketWise, Inc. 551 286
Moelis & Co., Class
a
A 1,009 77,673
Open Lending Corp.* 1,459 9,308
P10, Inc., Class
a
A 582 8,206
Patria Investments Ltd., Class
a
A 785 9,389
Perella Weinberg Partners,
Class
a
A 750 19,252
Piper Sandler Cos. 247 84,719
PJT Partners, Inc., Class
a
A 337 56,400
Silvercrest Asset Management
Group, Inc., Class
a
A 136 2,494
StepStone Group, Inc., Class
a
A 886 58,379
StoneX Group, Inc.* 390 40,466
Value Line, Inc. 12 625
Victory Capital Holdings, Inc.,
Class
a
A 587 40,785
Virtus Investment Partners, Inc. 97 23,956
WisdomTree, Inc. 1,991 23,792
780,281
Chemicals — 1.7%
AdvanSix, Inc. 365 11,852
American Vanguard Corp. 360 2,164
Arcadium Lithium plc* 15,462 81,176
Arq, Inc.* 353 2,722
ASP Isotopes, Inc.* 720 3,996
Aspen Aerogels, Inc.* 831 12,299
Avient Corp. 1,289 66,061
Balchem Corp. 461 83,220
Cabot Corp. 773 84,736
Core Molding Technologies,
Inc.* 107 1,770
Ecovyst, Inc.* 1,661 13,205
Hawkins, Inc. 276 37,125
HB Fuller Co. 781 60,051
Ingevity Corp.* 520 25,256
Innospec, Inc. 356 42,225
Intrepid Potash, Inc.* 156 4,229
Koppers Holdings, Inc. 292 11,230
Kronos Worldwide, Inc. 311 3,517
LSB Industries, Inc.* 761 6,720
Mativ Holdings, Inc. 770 10,125
Minerals Technologies, Inc. 458 37,359
Northern Technologies
International Corp. 112 1,559
Orion SA 821 15,123
Investments
Shares Value
Common Stocks (a) (continued)
Perimeter Solutions, Inc.* 1,910 $ 24,448
PureCycle Technologies, Inc.* 1,759 23,386
Quaker Chemical Corp. 199 31,382
Rayonier Advanced Materials,
Inc.* 913 8,044
Sensient Technologies Corp. 601 46,662
Stepan Co. 305 23,454
Tronox Holdings plc 1,695 20,509
Valhi, Inc. 35 896
796,501
Commercial Services & Supplies — 1.6%
ABM Industries, Inc. 902 51,567
ACCO Brands Corp. 1,334 7,764
ACV Auctions, Inc., Class
a
A* 2,111 47,751
Aris Water Solutions, Inc.,
Class
a
A 383 10,303
Bridger Aerospace Group
Holdings, Inc.* 141 388
BrightView Holdings, Inc.* 830 14,193
Brink's Co. (The) 641 61,991
Casella Waste Systems, Inc.,
Class
a
A* 880 99,625
CECO Environmental Corp.* 417 13,365
Cimpress plc* 246 19,754
CompX International, Inc. 22 607
CoreCivic, Inc.* 1,574 35,147
Deluxe Corp. 631 14,620
Driven Brands Holdings, Inc.* 855 14,407
Ennis, Inc. 363 7,743
Enviri Corp.* 1,131 8,369
GEO Group, Inc. (The)* 1,773 50,548
Healthcare Services Group,
Inc.* 1,050 12,957
HNI Corp. 670 37,956
Interface, Inc., Class
a
A 818 21,718
LanzaTech Global, Inc.* 1,596 1,979
Liquidity Services, Inc.* 307 7,850
Matthews International Corp.,
Class
a
A 424 12,788
MillerKnoll, Inc. 995 25,014
Montrose Environmental Group,
Inc.* 454 8,544
NL Industries, Inc. 120 954
OPENLANE, Inc.* 1,532 30,946
Perma-Fix Environmental
Services, Inc.* 207 2,956
Pitney Bowes, Inc. 2,292 18,474
Quad/Graphics, Inc. 442 3,191
Quest Resource Holding Corp.* 247 1,806
Steelcase, Inc., Class
a
A 1,320 17,780
UniFirst Corp. 215 43,187
Viad Corp.* 292 13,058
Virco Mfg. Corp. 157 2,578
VSE Corp. 227 26,618
748,496
Communications Equipment — 0.5%
ADTRAN Holdings, Inc.* 1,124 9,554
Applied Optoelectronics, Inc.* 527 21,723

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
91
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::
Investments
Shares Value
Common Stocks (a) (continued)
Aviat Networks, Inc.* 163 $ 2,580
Calix, Inc.* 839 27,293
Clearfield, Inc.* 173 5,294
CommScope Holding Co., Inc.* 3,012 14,367
Digi International, Inc.* 510 16,942
Extreme Networks, Inc.* 1,793 29,764
Harmonic, Inc.* 1,576 20,204
Infinera Corp.* 2,888 19,090
NETGEAR, Inc.* 403 9,914
NetScout Systems, Inc.* 987 21,596
Ribbon Communications, Inc.* 1,307 5,110
Viasat, Inc.* 1,765 16,467
Viavi Solutions, Inc.* 3,141 31,222
251,120
Construction & Engineering — 1.6%
Ameresco, Inc., Class
a
A* 459 12,930
Arcosa, Inc. 692 75,179
Argan, Inc. 176 27,445
Bowman Consulting Group
Ltd., Class
a
A* 190 5,204
Centuri Holdings, Inc.* 195 3,863
Concrete Pumping Holdings,
Inc.* 339 2,346
Construction Partners, Inc.,
Class
a
A* 612 62,185
Dycom Industries, Inc.* 405 73,370
Fluor Corp.* 2,436 136,733
Granite Construction, Inc. 628 62,404
Great Lakes Dredge & Dock
Corp.* 941 11,885
IES Holdings, Inc.* 117 36,253
Limbach Holdings, Inc.* 146 14,526
Matrix Service Co.* 378 5,012
MYR Group, Inc.* 234 36,949
Northwest Pipe Co.* 138 7,737
Orion Group Holdings, Inc.* 445 3,880
Primoris Services Corp. 762 63,787
Southland Holdings, Inc.* 145 476
Sterling Infrastructure, Inc.* 432 84,002
Tutor Perini Corp.* 617 16,770
742,936
Construction Materials — 0.4%
Knife River Corp.* 810 83,835
Smith-Midland Corp.* 64 3,143
Summit Materials, Inc., Class
a
A* 1,727 87,973
United States Lime & Minerals,
Inc. 150 22,950
197,901
Consumer Finance — 0.9%
Atlanticus Holdings Corp.* 79 4,602
Bread Financial Holdings, Inc. 710 41,769
Consumer Portfolio Services,
Inc.* 121 1,253
Dave, Inc.* 111 10,953
Encore Capital Group, Inc.* 334 16,428
Enova International, Inc.* 364 38,406
FirstCash Holdings, Inc. 549 59,764
Investments
Shares Value
Common Stocks (a) (continued)
Green Dot Corp., Class
a
A* 758 $ 7,785
LendingClub Corp.* 1,559 25,942
LendingTree, Inc.* 142 6,278
Medallion Financial Corp. 267 2,515
Moneylion, Inc.* 121 11,096
Navient Corp. 1,127 17,559
Nelnet, Inc., Class
a
A 203 22,111
NerdWallet, Inc., Class
a
A* 564 7,896
OppFi, Inc. 266 2,171
PRA Group, Inc.* 553 11,724
PROG Holdings, Inc. 593 28,855
Regional Management Corp. 119 3,633
Upstart Holdings, Inc.* 1,099 86,590
World Acceptance Corp.* 49 5,925
413,255
Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc. (The) 465 22,199
Chefs' Warehouse, Inc. (The)* 499 22,310
HF Foods Group, Inc.* 569 2,148
Ingles Markets, Inc., Class
a
A 207 15,297
Natural Grocers by Vitamin
Cottage, Inc. 133 6,258
PriceSmart, Inc. 358 32,127
SpartanNash Co. 481 9,129
Sprouts Farmers Market, Inc.* 1,438 222,142
United Natural Foods, Inc.* 838 20,808
Village Super Market, Inc.,
Class
a
A 124 4,014
Weis Markets, Inc. 235 17,115
373,547
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA 2,063 7,592
Greif, Inc., Class
a
A 356 25,287
Greif, Inc., Class
a
B 69 5,226
Myers Industries, Inc. 524 6,078
O-I Glass, Inc.* 2,211 27,859
Pactiv Evergreen, Inc. 578 7,843
Ranpak Holdings Corp.,
Class
a
A* 613 4,775
TriMas Corp. 579 15,297
99,957
Distributors — 0.0%(c)
A-Mark Precious Metals, Inc. 249 7,545
GigaCloud Technology, Inc.,
Class
a
A* 335 8,274
Weyco Group, Inc. 87 3,107
18,926
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc.* 534 48,813
American Public Education,
Inc.* 224 4,619
Carriage Services, Inc., Class
a
A 195 7,907
Chegg, Inc.* 1,418 2,992
Coursera, Inc.* 1,963 15,606
European Wax Center, Inc.,
Class
a
A* 484 2,909

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
92
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::
Investments
Shares Value
Common Stocks (a) (continued)
Frontdoor, Inc.* 1,120 $ 65,632
Graham Holdings Co., Class
a
B 46 42,831
Laureate Education, Inc.* 1,914 36,366
Lincoln Educational Services
Corp.* 373 6,128
Mister Car Wash, Inc.* 1,336 10,688
Nerdy, Inc.* 1,039 1,642
OneSpaWorld Holdings Ltd. 1,434 27,232
Perdoceo Education Corp. 935 25,666
Strategic Education, Inc. 316 31,224
Stride, Inc.* 607 64,870
Udemy, Inc.* 1,365 10,865
Universal Technical Institute,
Inc.* 563 14,565
420,555
Diversified REITs — 0.6%
Alexander & Baldwin, Inc., REIT 1,038 20,428
Alpine Income Property Trust,
Inc., REIT 178 3,184
American Assets Trust, Inc.,
REIT 683 19,425
Armada Hoffler Properties, Inc.,
REIT 947 10,464
Broadstone Net Lease, Inc.,
REIT 2,692 47,137
CTO Realty Growth, Inc., REIT 316 6,450
Empire State Realty Trust, Inc.,
Class
a
A, REIT 1,913 20,966
Essential Properties Realty
Trust, Inc., REIT 2,503 85,352
Gladstone Commercial Corp.,
REIT 572 10,073
Global Net Lease, Inc., REIT 2,865 21,230
NexPoint Diversified Real
Estate Trust, REIT 471 2,727
One Liberty Properties, Inc.,
REIT 227 6,826
254,262
Diversified Telecommunication Services — 0.6%
Anterix, Inc.* 146 5,066
AST SpaceMobile, Inc.,
Class
a
A* 1,912 45,525
ATN International, Inc. 151 2,987
Bandwidth, Inc., Class
a
A* 353 7,424
Cogent Communications
Holdings, Inc. 628 51,615
Consolidated Communications
Holdings, Inc.* 1,097 5,123
Globalstar, Inc.* 10,409 20,298
IDT Corp., Class
a
B 220 11,361
Liberty Latin America Ltd.,
Class
a
A* 459 3,195
Liberty Latin America Ltd.,
Class
a
C* 1,850 12,783
Lumen Technologies, Inc.* 14,442 106,004
Shenandoah
Telecommunications Co. 695 9,264
280,645
Investments
Shares Value
Common Stocks (a) (continued)
Electric Utilities — 0.7%
ALLETE, Inc. 828 $ 53,721
Genie Energy Ltd., Class
a
B 184 2,808
Hawaiian Electric Industries,
Inc.* 2,363 24,551
MGE Energy, Inc. 521 54,330
Otter Tail Corp. 591 47,658
Portland General Electric Co. 1,450 69,484
TXNM Energy, Inc. 1,285 63,029
315,581
Electrical Equipment — 1.2%
Allient, Inc. 208 5,402
American Superconductor
Corp.* 499 16,996
Amprius Technologies, Inc.* 237 507
Array Technologies, Inc.* 2,179 14,621
Atkore, Inc. 524 49,418
Blink Charging Co.* 1,373 2,183
Bloom Energy Corp., Class
a
A* 2,838 77,903
ChargePoint Holdings, Inc.* 5,539 6,758
Energy Vault Holdings, Inc.* 1,471 3,030
EnerSys 571 55,193
Enovix Corp.* 2,188 20,239
Fluence Energy, Inc.* 869 16,346
Freyr Battery, Inc.* 1,600 3,312
FuelCell Energy, Inc.* 238 2,825
GrafTech International Ltd.* 3,694 7,240
LSI Industries, Inc. 399 8,156
NANO Nuclear Energy, Inc.* 57 1,574
Net Power, Inc.* 302 3,869
NEXTracker, Inc., Class
a
A* 2,058 78,533
NuScale Power Corp., Class
a
A* 1,130 33,504
Plug Power, Inc.* 10,624 23,798
Powell Industries, Inc. 133 35,562
Preformed Line Products Co. 35 4,761
SES AI Corp.* 1,860 651
Shoals Technologies Group,
Inc., Class
a
A* 2,448 12,779
SolarMax Technology, Inc.* 74 128
Solidion Technology, Inc.* 127 52
Stem, Inc.* 2,167 850
Sunrun, Inc.* 3,119 35,962
Thermon Group Holdings, Inc.* 476 15,023
TPI Composites, Inc.* 659 1,344
Ultralife Corp.* 144 1,104
Vicor Corp.* 325 17,293
556,916
Electronic Equipment, Instruments & Components — 2.6%
908 Devices, Inc.* 339 929
Advanced Energy Industries,
Inc. 534 61,431
Aeva Technologies, Inc.* 326 1,500
Arlo Technologies, Inc.* 1,358 15,237
Badger Meter, Inc. 419 90,848
Bel Fuse, Inc., Class
a
A 25 2,416
Bel Fuse, Inc., Class
a
B 148 11,867
Belden, Inc. 579 70,870

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
93
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Benchmark Electronics, Inc. 509 $ 24,681
Climb Global Solutions, Inc. 60 8,077
CTS Corp. 430 23,611
Daktronics, Inc.* 528 8,131
ePlus, Inc.* 376 30,403
Evolv Technologies Holdings,
Inc.* 1,865 7,553
Fabrinet* 521 122,216
FARO Technologies, Inc.* 273 7,166
Insight Enterprises, Inc.* 398 62,267
Itron, Inc.* 656 77,756
Kimball Electronics, Inc.* 350 6,864
Knowles Corp.* 1,241 24,150
Lightwave Logic, Inc.* 1,714 4,919
Methode Electronics, Inc. 503 5,493
MicroVision, Inc.* 2,945 2,651
Mirion Technologies, Inc.,
Class
a
A* 2,851 48,096
Napco Security Technologies,
Inc. 502 19,693
nLight, Inc.* 657 7,135
Novanta, Inc.* 512 85,494
OSI Systems, Inc.* 231 40,979
Ouster, Inc.* 616 6,086
PAR Technology Corp.* 521 42,274
PC Connection, Inc. 166 12,048
Plexus Corp.* 387 63,623
Powerfleet, Inc.* 1,348 9,490
Richardson Electronics Ltd. 176 2,478
Rogers Corp.* 268 27,759
Sanmina Corp.* 766 60,828
ScanSource, Inc.* 350 17,643
SmartRent, Inc., Class
a
A* 2,727 4,827
TTM Technologies, Inc.* 1,441 35,132
Vishay Intertechnology, Inc. 1,802 34,418
Vishay Precision Group, Inc.* 173 3,974
1,193,013
Energy Equipment & Services — 1.8%
Archrock, Inc. 2,381 61,001
Atlas Energy Solutions, Inc.,
Class
a
A 969 22,839
Borr Drilling Ltd. 3,383 12,585
Bristow Group, Inc., Class
a
A* 351 13,415
Cactus, Inc., Class
a
A 935 64,197
ChampionX Corp. 2,722 84,246
Core Laboratories, Inc. 669 13,614
DMC Global, Inc.* 280 2,254
Drilling Tools International
Corp.* 169 598
Expro Group Holdings NV* 1,351 18,765
Forum Energy Technologies,
Inc.* 168 2,562
Geospace Technologies Corp.* 179 1,923
Helix Energy Solutions Group,
Inc.* 2,056 21,979
Helmerich & Payne, Inc. 1,379 47,755
Innovex International, Inc.* 488 7,940
Kodiak Gas Services, Inc. 288 11,647
Liberty Energy, Inc., Class
a
A 2,303 42,375
Investments
Shares Value
Common Stocks (a) (continued)
Mammoth Energy Services,
Inc.* 348 $ 1,211
Nabors Industries Ltd.* 130 9,546
Natural Gas Services Group,
Inc.* 153 4,247
Newpark Resources, Inc.* 1,182 9,882
Noble Corp. plc 1,970 65,936
Oceaneering International, Inc.* 1,442 43,231
Oil States International, Inc.* 876 4,818
Patterson-UTI Energy, Inc. 5,552 46,637
ProFrac Holding Corp.,
Class
a
A* 317 2,875
ProPetro Holding Corp.* 1,258 10,567
Ranger Energy Services, Inc.,
Class
a
A 224 3,696
RPC, Inc. 1,213 7,812
SEACOR Marine Holdings, Inc.* 348 2,391
Seadrill Ltd.* 978 39,746
Select Water Solutions, Inc.,
Class
a
A 1,301 19,216
Solaris Energy Infrastructure,
Inc., Class
a
A 359 8,849
TETRA Technologies, Inc.* 1,792 6,899
Tidewater, Inc.* 696 35,997
Transocean Ltd.* 10,407 45,791
Valaris Ltd.* 895 41,340
840,382
Entertainment — 0.5%
AMC Entertainment Holdings,
Inc., Class
a
A* 4,830 23,909
Atlanta Braves Holdings, Inc.,
Class
a
A* 146 6,145
Atlanta Braves Holdings, Inc.,
Class
a
C* 716 28,891
Cinemark Holdings, Inc.* 1,575 54,369
Eventbrite, Inc., Class
a
A* 1,150 4,048
Golden Matrix Group, Inc.* 289 670
IMAX Corp.* 611 16,082
Lions Gate Entertainment
Corp., Class
a
A* 850 7,004
Lions Gate Entertainment
Corp., Class
a
B* 1,776 13,089
LiveOne, Inc.* 1,071 1,071
Madison Square Garden
Entertainment Corp., Class
a
A* 558 20,640
Marcus Corp. (The) 342 7,743
Playstudios, Inc.* 1,257 2,413
Reservoir Media, Inc.* 278 2,624
Sphere Entertainment Co.* 379 15,596
Vivid Seats, Inc., Class
a
A* 1,102 3,945
208,239
Financial Services — 2.4%
Acacia Research Corp.* 539 2,452
Alerus Financial Corp. 320 7,053
AvidXchange Holdings, Inc.* 2,480 28,371
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 390 13,287
Burford Capital Ltd. 2,859 38,968

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
94
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Cannae Holdings, Inc. 804 $ 17,447
Cantaloupe, Inc.* 833 7,564
Cass Information Systems, Inc. 193 8,660
Compass Diversified Holdings 950 22,515
Enact Holdings, Inc. 417 14,683
Essent Group Ltd. 1,489 86,034
EVERTEC, Inc. 920 33,120
Federal Agricultural Mortgage
Corp., Class
a
C 130 27,751
Flywire Corp.* 1,723 39,129
HA Sustainable Infrastructure
Capital, Inc. 1,604 50,301
I3 Verticals, Inc., Class
a
A* 322 7,986
International Money Express,
Inc.* 453 9,545
Jackson Financial, Inc., Class
a
A 1,090 109,207
Marqeta, Inc., Class
a
A* 6,652 25,810
Merchants Bancorp 258 10,650
Mr Cooper Group, Inc.* 911 89,888
NCR Atleos Corp.* 1,029 33,762
NewtekOne, Inc. 331 4,800
NMI Holdings, Inc., Class
a
A* 1,119 44,749
Onity Group, Inc.* 92 2,840
Pagseguro Digital Ltd., Class
a
A* 2,691 19,752
Payoneer Global, Inc.* 4,042 44,098
Paysafe Ltd.* 459 9,125
Paysign, Inc.* 470 1,593
PennyMac Financial Services,
Inc. 382 40,924
Priority Technology Holdings,
Inc.* 259 2,409
Radian Group, Inc. 2,162 77,378
Remitly Global, Inc.* 2,098 43,135
Repay Holdings Corp., Class
a
A* 1,292 10,439
Sezzle, Inc.* 34 14,417
StoneCo Ltd., Class
a
A* 4,084 38,716
SWK Holdings Corp.* 47 748
Velocity Financial, Inc.* 128 2,619
Walker & Dunlop, Inc. 458 50,462
Waterstone Financial, Inc. 230 3,471
1,095,858
Food Products — 0.9%
Alico, Inc. 102 2,734
B&G Foods, Inc. 1,111 7,421
Beyond Meat, Inc.* 852 4,243
BRC, Inc., Class
a
A* 755 2,371
Calavo Growers, Inc. 239 6,623
Cal-Maine Foods, Inc. 585 57,102
Dole plc 1,071 16,140
Forafric Global plc* 79 808
Fresh Del Monte Produce, Inc. 482 16,267
Hain Celestial Group, Inc. (The)* 1,280 10,586
J & J Snack Foods Corp. 218 37,886
John B Sanfilippo & Son, Inc. 128 11,053
Lancaster Colony Corp. 279 51,849
Lifeway Foods, Inc.* 64 1,565
Limoneira Co. 237 6,589
Mama's Creations, Inc.* 469 4,582
Mission Produce, Inc.* 620 8,246
Investments
Shares Value
Common Stocks (a) (continued)
Seneca Foods Corp., Class
a
A* 67 $ 4,831
Simply Good Foods Co. (The)* 1,302 51,806
SunOpta, Inc.* 1,310 10,152
TreeHouse Foods, Inc.* 682 23,420
Utz Brands, Inc. 928 16,156
Vital Farms, Inc.* 465 15,438
Westrock Coffee Co.* 489 3,927
WK Kellogg Co. 936 19,469
391,264
Gas Utilities — 0.9%
Brookfield Infrastructure Corp.,
Class
a
A 1,713 76,896
Chesapeake Utilities Corp. 316 41,633
New Jersey Resources Corp. 1,402 72,315
Northwest Natural Holding Co. 541 23,707
ONE Gas, Inc. 804 62,688
RGC Resources, Inc. 117 2,434
Southwest Gas Holdings, Inc. 869 67,921
Spire, Inc. 810 59,284
406,878
Ground Transportation — 0.4%
ArcBest Corp. 336 38,734
Covenant Logistics Group, Inc.,
Class
a
A 115 6,679
FTAI Infrastructure, Inc. 1,437 12,430
Heartland Express, Inc. 666 8,505
Hertz Global Holdings, Inc.* 1,752 8,620
Marten Transport Ltd. 828 14,391
PAMT Corp.* 85 1,612
Proficient Auto Logistics, Inc.* 216 2,251
RXO, Inc.* 1,935 58,340
Universal Logistics Holdings,
Inc. 98 5,107
Werner Enterprises, Inc. 880 35,974
192,643
Health Care Equipment & Supplies — 2.6%
Accuray, Inc.* 1,370 3,055
Alphatec Holdings, Inc.* 1,465 15,353
AngioDynamics, Inc.* 545 3,777
Artivion, Inc.* 566 16,708
AtriCure, Inc.* 675 24,408
Avanos Medical, Inc.* 648 12,416
Axogen, Inc.* 605 8,410
Bioventus, Inc., Class
a
A* 535 6,575
Cerus Corp.* 2,575 4,764
CONMED Corp. 440 32,578
CVRx, Inc.* 189 2,896
Embecta Corp. 827 17,226
Fractyl Health, Inc.* 487 1,247
Glaukos Corp.* 698 100,268
Haemonetics Corp.* 716 62,629
ICU Medical, Inc.* 306 50,172
Inari Medical, Inc.* 755 39,200
Inmode Ltd.* 1,135 22,167
Inogen, Inc.* 338 3,282
Integer Holdings Corp.* 476 66,878

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
95
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Integra LifeSciences Holdings
Corp.* 965 $ 23,720
iRadimed Corp. 114 6,148
iRhythm Technologies, Inc.* 446 38,786
Lantheus Holdings, Inc.* 982 87,663
LeMaitre Vascular, Inc. 290 31,027
LivaNova plc* 778 40,845
Merit Medical Systems, Inc.* 816 84,782
Neogen Corp.* 3,113 44,142
NeuroPace, Inc.* 194 2,056
Nevro Corp.* 516 2,374
Novocure Ltd.* 1,519 30,441
Omnicell, Inc.* 651 30,330
OraSure Technologies, Inc.* 1,030 3,914
Orchestra BioMed Holdings,
Inc.* 332 1,869
Orthofix Medical, Inc.* 481 9,394
OrthoPediatrics Corp.* 234 6,079
Paragon 28, Inc.* 672 6,928
PROCEPT BioRobotics Corp.* 604 57,736
Pulmonx Corp.* 541 3,489
Pulse Biosciences, Inc.* 261 5,585
RxSight, Inc.* 512 24,003
Sanara Medtech, Inc.* 57 2,071
Semler Scientific, Inc.* 68 3,877
SI-BONE, Inc.* 581 7,878
Sight Sciences, Inc.* 502 2,003
STAAR Surgical Co.* 706 20,545
Stereotaxis, Inc.* 783 1,871
Surmodics, Inc.* 196 7,732
Tactile Systems Technology,
Inc.* 337 6,585
Tandem Diabetes Care, Inc.* 924 28,302
TransMedics Group, Inc.* 457 39,627
Treace Medical Concepts, Inc.* 696 5,930
UFP Technologies, Inc.* 104 33,584
Utah Medical Products, Inc. 47 3,067
Varex Imaging Corp.* 553 9,224
Zimvie, Inc.* 386 5,697
Zynex, Inc.* 218 1,814
1,215,127
Health Care Providers & Services — 2.4%
Accolade, Inc.* 1,043 4,026
AdaptHealth Corp., Class
a
A* 1,452 14,564
Addus HomeCare Corp.* 248 30,464
agilon health, Inc.* 4,402 9,200
AirSculpt Technologies, Inc.* 190 1,298
Alignment Healthcare, Inc.* 1,428 18,007
AMN Healthcare Services, Inc.* 540 14,056
Ardent Health Partners, Inc.* 173 2,765
Astrana Health, Inc.* 615 26,599
Aveanna Healthcare Holdings,
Inc.* 746 4,334
BrightSpring Health Services,
Inc.* 768 14,822
Brookdale Senior Living, Inc.* 2,732 15,518
Castle Biosciences, Inc.* 369 11,173
Community Health Systems,
Inc.* 1,793 6,168
Investments
Shares Value
Common Stocks (a) (continued)
Concentra Group Holdings
Parent, Inc. 1,571 $ 34,281
CorVel Corp.* 126 46,040
Cross Country Healthcare, Inc.* 457 4,917
DocGo, Inc.* 1,452 6,287
Enhabit, Inc.* 711 5,496
Ensign Group, Inc. (The) 792 115,798
Fulgent Genetics, Inc.* 290 5,307
GeneDx Holdings Corp.,
Class
a
A* 178 13,953
Guardant Health, Inc.* 1,684 59,967
HealthEquity, Inc.* 1,208 122,660
Hims & Hers Health, Inc.* 2,705 87,155
InfuSystem Holdings, Inc.* 284 2,528
Innovage Holding Corp.* 272 1,325
Joint Corp. (The)* 156 1,816
LifeStance Health Group, Inc.* 1,990 14,965
ModivCare, Inc.* 160 3,006
Nano-X Imaging Ltd.* 774 5,000
National HealthCare Corp. 178 22,286
National Research Corp. 219 4,306
NeoGenomics, Inc.* 1,819 32,251
OPKO Health, Inc.* 4,648 7,158
Option Care Health, Inc.* 2,448 58,262
Owens & Minor, Inc.* 1,076 14,494
PACS Group, Inc.* 563 8,901
Patterson Cos., Inc. 1,124 24,155
Pediatrix Medical Group, Inc.* 1,204 18,012
Pennant Group, Inc. (The)* 407 12,690
Performant Financial Corp.* 1,010 3,171
Privia Health Group, Inc.* 1,455 31,253
Progyny, Inc.* 1,205 18,762
Quipt Home Medical Corp.* 584 1,565
RadNet, Inc.* 944 77,182
Select Medical Holdings Corp. 1,545 32,615
Sonida Senior Living, Inc.* 50 1,303
Surgery Partners, Inc.* 1,095 26,105
Talkspace, Inc.* 1,755 6,002
US Physical Therapy, Inc. 213 21,036
Viemed Healthcare, Inc.* 489 4,240
1,129,244
Health Care REITs — 0.6%
American Healthcare REIT, Inc.,
REIT 1,174 34,997
CareTrust REIT, Inc., REIT 2,233 66,521
Community Healthcare Trust,
Inc., REIT 387 7,314
Diversified Healthcare Trust,
REIT 3,118 8,107
Global Medical REIT, Inc., REIT 867 7,707
LTC Properties, Inc., REIT 613 23,656
National Health Investors, Inc.,
REIT 598 45,837
Sabra Health Care REIT, Inc.,
REIT 3,302 61,846
Strawberry Fields REIT, Inc.,
REIT 83 1,051
Universal Health Realty Income
Trust, REIT 183 7,721
264,757

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
96
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Health Care Technology — 0.3%
Definitive Healthcare Corp.,
Class
a
A* 762 $ 3,604
Evolent Health, Inc., Class
a
A* 1,648 21,292
Health Catalyst, Inc.* 833 7,355
HealthStream, Inc. 348 11,519
LifeMD, Inc.* 506 3,335
OptimizeRx Corp.* 251 1,368
Phreesia, Inc.* 790 16,614
Schrodinger, Inc.* 794 17,921
Simulations Plus, Inc. 227 7,212
Teladoc Health, Inc.* 2,428 29,087
Waystar Holding Corp.* 616 19,022
138,329
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc.,
REIT 3,253 52,406
Braemar Hotels & Resorts, Inc.,
REIT 942 3,391
Chatham Lodging Trust, REIT 687 6,327
DiamondRock Hospitality Co.,
REIT 3,002 27,859
Pebblebrook Hotel Trust, REIT 1,704 23,600
RLJ Lodging Trust, REIT 2,175 22,207
Ryman Hospitality Properties,
Inc., REIT 837 98,130
Service Properties Trust, REIT 2,355 6,547
Summit Hotel Properties, Inc.,
REIT 1,498 9,857
Sunstone Hotel Investors, Inc.,
REIT 2,902 31,196
Xenia Hotels & Resorts, Inc.,
REIT 1,454 22,363
303,883
Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment, Inc.,
Class
a
A* 738 8,531
Bally's Corp.* 342 6,064
Biglari Holdings, Inc., Class
a
B* 11 2,315
BJ's Restaurants, Inc.* 270 10,379
Bloomin' Brands, Inc. 1,127 15,710
Brinker International, Inc.* 629 83,198
Cheesecake Factory, Inc. (The) 689 34,891
Cracker Barrel Old Country
Store, Inc. 316 17,557
Dave & Buster's Entertainment,
Inc.* 461 18,127
Denny's Corp.* 720 4,723
Despegar.com Corp.* 878 15,707
Dine Brands Global, Inc. 217 7,795
El Pollo Loco Holdings, Inc.* 364 4,630
Everi Holdings, Inc.* 1,128 15,194
First Watch Restaurant Group,
Inc.* 433 8,266
Full House Resorts, Inc.* 469 2,214
Global Business Travel Group I* 1,791 16,817
Golden Entertainment, Inc. 288 9,717
Hilton Grand Vacations, Inc.* 1,053 44,637
Investments
Shares Value
Common Stocks (a) (continued)
Inspired Entertainment, Inc.* 313 $ 3,011
International Game Technology
plc 1,623 31,210
Jack in the Box, Inc. 280 13,678
Krispy Kreme, Inc. 1,221 13,455
Kura Sushi USA, Inc., Class
a
A* 85 9,088
Life Time Group Holdings, Inc.* 850 20,629
Lindblad Expeditions Holdings,
Inc.* 506 6,710
Monarch Casino & Resort, Inc. 183 15,374
Mondee Holdings, Inc.,
Class
a
A* 544 386
Nathan's Famous, Inc. 40 3,500
ONE Group Hospitality, Inc.
(The)* 298 1,052
Papa John's International, Inc. 474 23,619
PlayAGS, Inc.* 550 6,391
Portillo's, Inc., Class
a
A* 771 8,905
Potbelly Corp.* 391 4,066
RCI Hospitality Holdings, Inc. 121 6,348
Red Rock Resorts, Inc., Class
a
A 702 35,163
Rush Street Interactive, Inc.* 1,085 15,646
Sabre Corp.* 5,368 20,989
Shake Shack, Inc., Class
a
A* 542 72,482
Six Flags Entertainment Corp. 1,324 61,156
Super Group SGHC Ltd. 2,138 14,218
Sweetgreen, Inc., Class
a
A* 1,409 57,741
Target Hospitality Corp.* 470 3,887
United Parks & Resorts, Inc.* 503 29,496
Vacasa, Inc., Class
a
A* 137 534
Xponential Fitness, Inc.,
Class
a
A* 342 5,212
810,418
Household Durables — 2.0%
Beazer Homes USA, Inc.* 423 14,784
Cavco Industries, Inc.* 119 61,226
Century Communities, Inc. 398 35,963
Champion Homes, Inc.* 765 79,354
Cricut, Inc., Class
a
A 671 3,483
Dream Finders Homes, Inc.,
Class
a
A* 399 13,275
Ethan Allen Interiors, Inc. 326 10,018
Flexsteel Industries, Inc. 66 3,896
GoPro, Inc., Class
a
A* 1,787 2,198
Green Brick Partners, Inc.* 444 31,728
Hamilton Beach Brands Holding
Co., Class
a
A 119 2,305
Helen of Troy Ltd.* 325 23,832
Hooker Furnishings Corp. 151 2,828
Hovnanian Enterprises, Inc.,
Class
a
A* 71 13,959
Installed Building Products, Inc. 342 78,229
iRobot Corp.* 406 3,090
KB Home 960 79,430
Landsea Homes Corp.* 256 2,926
La-Z-Boy, Inc. 603 27,298
Legacy Housing Corp.* 160 4,187
LGI Homes, Inc.* 298 32,628
Lifetime Brands, Inc. 178 1,048
Lovesac Co. (The)* 202 7,619

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
97
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
M/I Homes, Inc.* 380 $ 62,711
Meritage Homes Corp. 513 98,019
Purple Innovation, Inc., Class
a
A* 812 779
Sonos, Inc.* 1,758 23,926
Taylor Morrison Home Corp.,
Class
a
A* 1,460 107,850
Traeger, Inc.* 489 1,570
Tri Pointe Homes, Inc.* 1,315 57,242
United Homes Group, Inc.* 75 479
Vizio Holding Corp., Class
a
A* 1,268 14,443
Worthington Enterprises, Inc. 449 18,373
920,696
Household Products — 0.3%
Central Garden & Pet Co.* 137 5,446
Central Garden & Pet Co.,
Class
a
A* 744 25,140
Energizer Holdings, Inc. 1,025 39,063
Oil-Dri Corp. of America 70 4,838
WD-40 Co. 194 53,755
128,242
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc., Class
a
A* 1,083 4,679
Montauk Renewables, Inc.* 942 4,164
Ormat Technologies, Inc. 770 62,847
Sunnova Energy International,
Inc.* 1,550 8,587
80,277
Industrial Conglomerates — 0.0%(c)
Brookfield Business Corp.,
Class
a
A 371 10,236
Industrial REITs — 0.4%
Industrial Logistics Properties
Trust, REIT 933 3,611
Innovative Industrial Properties,
Inc., REIT 402 43,826
LXP Industrial Trust, REIT 4,147 38,774
Plymouth Industrial REIT, Inc.,
REIT 572 10,719
Terreno Realty Corp., REIT 1,363 82,639
179,569
Insurance — 1.8%
Ambac Financial Group, Inc.* 619 7,948
American Coastal Insurance
Corp.* 345 4,737
AMERISAFE, Inc. 272 16,053
Baldwin Insurance Group, Inc.
(The), Class
a
A* 940 46,022
Bowhead Specialty Holdings,
Inc.* 103 3,795
CNO Financial Group, Inc. 1,503 59,970
Crawford & Co., Class
a
A 217 2,571
Donegal Group, Inc., Class
a
A 221 3,677
Employers Holdings, Inc. 352 18,783
Enstar Group Ltd.* 180 58,446
F&G Annuities & Life, Inc. 265 12,807
Investments
Shares Value
Common Stocks (a) (continued)
Fidelis Insurance Holdings Ltd. 743 $ 15,254
Genworth Financial, Inc.,
Class
a
A* 6,143 47,915
GoHealth, Inc., Class
a
A* 64 820
Goosehead Insurance, Inc.,
Class
a
A* 320 40,358
Greenlight Capital Re Ltd.,
Class
a
A* 394 5,882
Hamilton Insurance Group Ltd.,
Class
a
B* 565 10,780
HCI Group, Inc. 118 14,381
Heritage Insurance Holdings,
Inc.* 326 4,052
Hippo Holdings, Inc.* 281 9,284
Horace Mann Educators Corp. 587 24,578
Investors Title Co. 21 6,017
James River Group Holdings
Ltd. 447 2,096
Kingsway Financial Services,
Inc.* 183 1,616
Lemonade, Inc.* 736 38,132
Maiden Holdings Ltd.* 1,257 2,049
MBIA, Inc. 637 4,389
Mercury General Corp. 382 30,163
NI Holdings, Inc.* 111 1,792
Oscar Health, Inc., Class
a
A* 2,775 48,091
Palomar Holdings, Inc.* 349 37,797
ProAssurance Corp.* 727 12,155
Root, Inc., Class
a
A* 123 12,277
Safety Insurance Group, Inc. 209 17,941
Selective Insurance Group, Inc. 868 88,614
Selectquote, Inc.* 1,911 5,714
SiriusPoint Ltd.* 1,407 21,696
Skyward Specialty Insurance
Group, Inc.* 529 28,624
Stewart Information Services
Corp. 387 29,060
Tiptree, Inc., Class
a
A 359 8,182
Trupanion, Inc.* 470 25,056
United Fire Group, Inc. 300 9,180
Universal Insurance Holdings,
Inc. 342 7,739
846,493
Interactive Media & Services — 0.5%
Bumble, Inc., Class
a
A* 1,371 11,914
Cargurus, Inc., Class
a
A* 1,260 47,653
Cars.com, Inc.* 940 18,678
EverQuote, Inc., Class
a
A* 358 6,870
fuboTV, Inc.* 4,190 6,746
Getty Images Holdings, Inc.* 1,433 4,184
Grindr, Inc.* 350 5,282
MediaAlpha, Inc., Class
a
A* 426 5,380
Nextdoor Holdings, Inc.* 2,490 6,051
Outbrain, Inc.* 551 2,992
QuinStreet, Inc.* 751 17,108
Shutterstock, Inc. 356 11,278
System1, Inc.* 335 352
TrueCar, Inc.* 1,222 5,206
Vimeo, Inc.* 2,113 13,798
Webtoon Entertainment, Inc.* 216 2,652

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
98
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Yelp, Inc., Class
a
A* 936 $ 35,774
Ziff Davis, Inc.* 649 38,194
ZipRecruiter, Inc., Class
a
A* 1,025 9,081
249,193
IT Services — 0.5%
Applied Digital Corp.* 1,678 16,948
ASGN, Inc.* 644 58,958
Backblaze, Inc., Class
a
A* 570 3,699
BigBear.ai Holdings, Inc.* 1,450 3,321
BigCommerce Holdings, Inc.,
Series 1* 1,006 7,414
Core Scientific, Inc.* 2,545 45,505
Couchbase, Inc.* 555 11,383
DigitalOcean Holdings, Inc.* 937 35,681
Fastly, Inc., Class
a
A* 1,838 15,586
Grid Dynamics Holdings, Inc.* 815 14,914
Hackett Group, Inc. (The) 361 11,314
Information Services Group,
Inc. 504 1,860
Rackspace Technology, Inc.* 954 2,557
Tucows, Inc., Class
a
A* 113 1,999
Unisys Corp.* 940 7,501
238,640
Leisure Products — 0.4%
Acushnet Holdings Corp. 413 30,194
AMMO, Inc.* 1,281 1,588
Clarus Corp. 435 1,975
Escalade, Inc. 143 2,145
Funko, Inc., Class
a
A* 446 5,241
JAKKS Pacific, Inc.* 114 3,321
Johnson Outdoors, Inc.,
Class
a
A 68 2,289
Latham Group, Inc.* 578 3,832
Malibu Boats, Inc., Class
a
A* 289 12,528
Marine Products Corp. 125 1,236
MasterCraft Boat Holdings,
Inc.* 240 5,088
Peloton Interactive, Inc.,
Class
a
A* 4,880 50,459
Revelyst, Inc.* 1,620 30,618
Smith & Wesson Brands, Inc. 650 8,827
Solo Brands, Inc., Class
a
A* 402 499
Sturm Ruger & Co., Inc. 235 8,951
Topgolf Callaway Brands Corp.* 2,023 17,034
185,825
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies
Corp.* 1,653 9,819
Akoya Biosciences, Inc.* 381 838
BioLife Solutions, Inc.* 515 14,147
ChromaDex Corp.* 698 5,389
Codexis, Inc.* 997 4,566
Conduit Pharmaceuticals, Inc.* 329 35
CryoPort, Inc.* 620 4,390
Cytek Biosciences, Inc.* 1,732 11,310
Harvard Bioscience, Inc.* 583 1,283
Lifecore Biomedical, Inc.* 323 2,393
Investments
Shares Value
Common Stocks (a) (continued)
Maravai LifeSciences Holdings,
Inc., Class
a
A* 1,576 $ 8,936
MaxCyte, Inc.* 1,494 5,304
Mesa Laboratories, Inc. 74 8,668
Nautilus Biotechnology, Inc.,
Class
a
A* 696 1,559
OmniAb, Inc.* 1,317 5,149
Pacific Biosciences of
California, Inc.* 3,903 7,455
Quanterix Corp.* 513 6,325
Quantum-Si, Inc.* 1,430 1,787
Standard BioTools, Inc.* 4,209 7,745
107,098
Machinery — 3.5%
374Water, Inc.* 934 919
3D Systems Corp.* 1,819 5,402
Alamo Group, Inc. 146 29,193
Albany International Corp.,
Class
a
A 446 36,973
Astec Industries, Inc. 325 12,548
Atmus Filtration Technologies,
Inc. 1,196 51,775
Barnes Group, Inc. 663 31,055
Blue Bird Corp.* 458 18,618
Chart Industries, Inc.* 613 118,462
Columbus McKinnon Corp. 405 15,912
Commercial Vehicle Group,
Inc.* 479 1,154
Douglas Dynamics, Inc. 323 8,362
Eastern Co. (The) 74 2,125
Energy Recovery, Inc.* 810 12,604
Enerpac Tool Group Corp.,
Class
a
A 776 37,450
Enpro, Inc. 300 56,730
ESCO Technologies, Inc. 370 54,912
Federal Signal Corp. 858 83,578
Franklin Electric Co., Inc. 647 70,070
Gencor Industries, Inc.* 147 3,262
Gorman-Rupp Co. (The) 299 12,737
Graham Corp.* 146 6,544
Greenbrier Cos., Inc. (The) 438 29,784
Helios Technologies, Inc. 474 24,800
Hillenbrand, Inc. 1,002 34,098
Hillman Solutions Corp.* 2,804 31,966
Hyliion Holdings Corp.* 2,011 7,421
Hyster-Yale, Inc. 164 9,223
John Bean Technologies Corp. 454 57,213
Kadant, Inc. 168 69,349
Kennametal, Inc. 1,131 32,460
L B Foster Co., Class
a
A* 129 3,706
Lindsay Corp. 155 20,579
Luxfer Holdings plc 390 5,600
Manitowoc Co., Inc. (The)* 497 5,283
Mayville Engineering Co., Inc.* 181 3,050
Miller Industries, Inc. 159 11,706
Mueller Industries, Inc. 1,594 128,747
Mueller Water Products, Inc.,
Class
a
A 2,216 55,489
NN, Inc.* 658 2,625
Omega Flex, Inc. 50 2,471

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
99
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Park-Ohio Holdings Corp. 122 $ 3,925
Proto Labs, Inc.* 366 15,076
REV Group, Inc. 733 22,738
Shyft Group, Inc. (The) 482 6,796
SPX Technologies, Inc.* 643 113,451
Standex International Corp. 166 34,510
Taylor Devices, Inc.* 34 1,635
Tennant Co. 270 23,860
Terex Corp. 950 52,050
Titan International, Inc.* 712 5,212
Trinity Industries, Inc. 1,166 43,958
Twin Disc, Inc. 160 2,002
Wabash National Corp. 622 12,334
Watts Water Technologies, Inc.,
Class
a
A 390 84,158
1,627,660
Marine Transportation — 0.3%
Costamare, Inc. 612 8,078
Genco Shipping & Trading Ltd. 601 9,538
Golden Ocean Group Ltd. 1,736 17,360
Himalaya Shipping Ltd. 424 2,633
Matson, Inc. 485 74,292
Pangaea Logistics Solutions
Ltd. 448 2,464
Safe Bulkers, Inc. 863 3,340
117,705
Media — 0.7%
Advantage Solutions, Inc.* 1,528 5,440
AMC Networks, Inc., Class
a
A* 456 4,295
Boston Omaha Corp., Class
a
A* 352 5,375
Cable One, Inc. 81 34,038
Cardlytics, Inc.* 581 2,365
Clear Channel Outdoor
Holdings, Inc.* 5,033 7,600
EchoStar Corp., Class
a
A* 1,737 43,929
Emerald Holding, Inc. 217 1,078
Entravision Communications
Corp., Class
a
A 879 2,145
EW Scripps Co. (The), Class
a
A* 866 1,732
Gambling.com Group Ltd.* 247 3,275
Gannett Co., Inc.* 2,026 10,515
Gray Television, Inc. 1,221 5,214
Ibotta, Inc., Class
a
A* 108 7,899
iHeartMedia, Inc., Class
a
A* 1,475 3,378
Innovid Corp.* 1,520 4,621
Integral Ad Science Holding
Corp.* 1,031 11,526
John Wiley & Sons, Inc.,
Class
a
A 515 26,873
Magnite, Inc.* 1,795 30,138
National CineMedia, Inc.* 1,012 7,033
PubMatic, Inc., Class
a
A* 597 9,522
Scholastic Corp. 331 8,732
Sinclair, Inc. 457 8,372
Stagwell, Inc., Class
a
A* 1,228 9,652
TechTarget, Inc.* 369 11,849
TEGNA, Inc. 2,422 45,461
Thryv Holdings, Inc.* 454 7,182
Investments
Shares Value
Common Stocks (a) (continued)
Townsquare Media, Inc.,
Class
a
A 187 $ 1,889
WideOpenWest, Inc.* 714 3,791
324,919
Metals & Mining — 1.5%
Alpha Metallurgical Resources,
Inc.* 157 38,555
Arch Resources, Inc. 250 42,980
Caledonia Mining Corp. plc 235 2,477
Carpenter Technology Corp. 679 131,753
Century Aluminum Co.* 753 17,191
Coeur Mining, Inc.* 5,637 36,415
Commercial Metals Co. 1,652 101,912
Compass Minerals
International, Inc. 493 7,607
Constellium SE, Class
a
A* 1,848 22,656
Contango ORE, Inc.* 147 2,070
Critical Metals Corp.* 105 715
Dakota Gold Corp.* 965 2,171
Hecla Mining Co. 8,382 46,269
i-80 Gold Corp.* 4,519 2,847
Ivanhoe Electric, Inc.* 1,193 11,345
Kaiser Aluminum Corp. 228 18,532
Lifezone Metals Ltd.* 521 3,699
Materion Corp. 294 33,992
Metallus, Inc.* 611 10,185
Metals Acquisition Ltd.,
Class
a
A* 768 9,754
Novagold Resources, Inc.* 3,480 12,737
Olympic Steel, Inc. 141 5,961
Perpetua Resources Corp.* 549 5,232
Piedmont Lithium, Inc.* 258 3,241
Radius Recycling, Inc., Class
a
A 376 7,452
Ramaco Resources, Inc.,
Class
a
A 379 4,832
Ramaco Resources, Inc.,
Class
a
B 71 728
Ryerson Holding Corp. 401 10,306
SSR Mining, Inc.* 2,896 16,826
SunCoke Energy, Inc. 1,195 14,890
Tredegar Corp.* 380 2,725
Universal Stainless & Alloy
Products, Inc.* 124 5,508
Warrior Met Coal, Inc. 739 51,966
Worthington Steel, Inc. 464 20,806
706,335
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Advanced Flower Capital, Inc. 242 2,355
AG Mortgage Investment Trust,
Inc. 411 2,807
Angel Oak Mortgage REIT, Inc. 170 1,668
Apollo Commercial Real Estate
Finance, Inc. 2,034 18,814
Arbor Realty Trust, Inc. 2,628 38,553
Ares Commercial Real Estate
Corp. 762 5,502
ARMOUR Residential REIT, Inc. 700 13,244
Blackstone Mortgage Trust,
Inc., Class
a
A 2,478 47,627

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
100
ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
BrightSpire Capital, Inc.,
Class
a
A 1,843 $ 11,685
Chicago Atlantic Real Estate
Finance, Inc. 242 3,899
Chimera Investment Corp. 1,150 17,066
Claros Mortgage Trust, Inc. 1,232 8,365
Dynex Capital, Inc. 1,061 13,315
Ellington Financial, Inc. 1,178 14,560
Franklin BSP Realty Trust, Inc. 1,171 15,317
Granite Point Mortgage Trust,
Inc. 720 2,556
Invesco Mortgage Capital, Inc. 699 5,837
KKR Real Estate Finance Trust,
Inc. 839 9,758
Ladder Capital Corp., Class
a
A 1,620 19,213
MFA Financial, Inc. 1,460 16,221
New York Mortgage Trust, Inc. 1,295 7,951
Nexpoint Real Estate Finance,
Inc. 116 2,061
Orchid Island Capital, Inc. 1,022 7,961
PennyMac Mortgage
Investment Trust 1,239 16,838
Ready Capital Corp. 2,306 16,995
Redwood Trust, Inc. 1,879 13,454
Seven Hills Realty Trust 182 2,424
Sunrise Realty Trust, Inc. 81 1,258
TPG RE Finance Trust, Inc. 851 7,770
Two Harbors Investment Corp. 1,482 17,413
362,487
Multi-Utilities — 0.4%
Avista Corp. 1,117 43,217
Black Hills Corp. 979 62,724
Northwestern Energy Group,
Inc. 879 48,556
Unitil Corp. 228 13,685
168,182
Office REITs — 0.6%
Brandywine Realty Trust, REIT 2,419 13,547
City Office REIT, Inc., REIT 557 3,231
COPT Defense Properties, REIT 1,606 52,918
Douglas Emmett, Inc., REIT 2,304 44,606
Easterly Government
Properties, Inc., Class
a
A, REIT 1,385 17,063
Franklin Street Properties
Corp., REIT 1,392 2,659
Hudson Pacific Properties, Inc.,
REIT 1,952 7,515
JBG SMITH Properties, REIT 1,192 20,371
NET Lease Office Properties,
REIT 212 6,941
Orion Office REIT, Inc., REIT 801 3,388
Paramount Group, Inc., REIT 2,633 12,796
Peakstone Realty Trust, REIT 521 7,153
Piedmont Office Realty Trust,
Inc., Class
a
A, REIT 1,762 16,774
Postal Realty Trust, Inc.,
Class
a
A, REIT 308 4,364
SL Green Realty Corp., REIT 1,006 78,659
291,985
Investments
Shares Value
Common Stocks (a) (continued)
Oil, Gas & Consumable Fuels — 2.8%
Aemetis, Inc.* 517 $ 2,115
Amplify Energy Corp.* 559 3,751
Ardmore Shipping Corp. 592 6,607
Berry Corp. 1,093 4,459
California Resources Corp. 984 58,213
Centrus Energy Corp., Class
a
A* 201 18,291
Clean Energy Fuels Corp.* 2,436 7,503
CNX Resources Corp.* 2,109 85,457
Comstock Resources, Inc.* 1,318 20,521
CONSOL Energy, Inc. 417 54,502
Crescent Energy Co., Class
a
A 2,047 30,439
CVR Energy, Inc. 487 9,423
Delek US Holdings, Inc. 905 17,240
DHT Holdings, Inc. 1,926 18,143
Diversified Energy Co. plc(b) 670 10,961
Dorian LPG Ltd. 519 12,700
Empire Petroleum Corp.* 217 1,374
Encore Energy Corp.* 2,591 9,794
Energy Fuels, Inc.* 2,639 19,159
Evolution Petroleum Corp. 438 2,567
Excelerate Energy, Inc., Class
a
A 245 7,588
FLEX LNG Ltd. 436 10,525
FutureFuel Corp. 373 1,943
Golar LNG Ltd. 1,412 55,590
Granite Ridge Resources, Inc. 752 4,850
Green Plains, Inc.* 909 9,817
Gulfport Energy Corp.* 184 32,347
Hallador Energy Co.* 361 4,404
HighPeak Energy, Inc. 207 3,120
International Seaways, Inc. 577 22,503
Kinetik Holdings, Inc., Class
a
A 546 32,225
Kosmos Energy Ltd.* 6,676 26,303
Magnolia Oil & Gas Corp.,
Class
a
A 2,471 68,546
Murphy Oil Corp. 2,070 67,213
NACCO Industries, Inc.,
Class
a
A 58 1,868
NextDecade Corp.* 1,650 11,946
Nordic American Tankers Ltd. 2,910 7,799
Northern Oil & Gas, Inc. 1,415 61,538
Par Pacific Holdings, Inc.* 798 13,909
PBF Energy, Inc., Class
a
A 1,482 46,668
Peabody Energy Corp. 1,805 43,049
PrimeEnergy Resources Corp.* 10 2,011
REX American Resources
Corp.* 220 9,528
Riley Exploration Permian, Inc. 162 5,686
Ring Energy, Inc.* 2,115 3,236
Sable Offshore Corp.* 720 16,906
SandRidge Energy, Inc. 458 5,372
Scorpio Tankers, Inc. 668 33,841
SFL Corp. Ltd. 1,699 17,873
Sitio Royalties Corp., Class
a
A 1,153 27,326
SM Energy Co. 1,633 73,795
Talos Energy, Inc.* 2,111 23,749
Teekay Corp. Ltd.* 817 6,029
Teekay Tankers Ltd., Class
a
A 342 13,766
Uranium Energy Corp.* 5,692 47,301

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
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Investments
Shares Value
Common Stocks (a) (continued)
Ur-Energy, Inc.* 4,840 $ 6,340
VAALCO Energy, Inc. 1,486 7,608
Verde Clean Fuels, Inc.* 47 201
Vital Energy, Inc.* 408 13,395
Vitesse Energy, Inc. 357 10,025
W&T Offshore, Inc. 1,408 2,732
World Kinect Corp. 829 24,000
1,277,690
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 232 6,292
Sylvamo Corp. 502 46,329
52,621
Passenger Airlines — 0.4%
Allegiant Travel Co. 221 18,087
Blade Air Mobility, Inc.* 829 3,929
Frontier Group Holdings, Inc.* 602 3,510
JetBlue Airways Corp.* 4,457 26,608
Joby Aviation, Inc.* 5,735 51,328
SkyWest, Inc.* 565 64,828
Sun Country Airlines Holdings,
Inc.* 563 8,102
Wheels Up Experience, Inc.* 1,281 3,202
179,594
Personal Care Products — 0.2%
Beauty Health Co. (The)* 1,063 1,573
Edgewell Personal Care Co. 702 25,679
Herbalife Ltd.* 1,426 11,080
Honest Co., Inc. (The)* 1,162 9,633
Interparfums, Inc. 260 35,792
Medifast, Inc.* 154 3,029
Nature's Sunshine Products,
Inc.* 183 2,972
Nu Skin Enterprises, Inc.,
Class
a
A 708 5,168
Olaplex Holdings, Inc.* 1,979 3,820
USANA Health Sciences, Inc.* 163 6,280
Veru, Inc.* 1,885 1,334
Waldencast plc, Class
a
A* 349 1,180
107,540
Pharmaceuticals — 1.5%
Alto Neuroscience, Inc.* 305 1,345
Alumis, Inc.* 189 1,750
Amneal Pharmaceuticals, Inc.* 2,271 18,781
Amphastar Pharmaceuticals,
Inc.* 549 24,809
ANI Pharmaceuticals, Inc.* 264 15,109
Aquestive Therapeutics, Inc.* 1,060 5,395
Arvinas, Inc.* 917 24,502
Atea Pharmaceuticals, Inc.* 1,102 3,769
Avadel Pharmaceuticals plc,
ADR* 1,318 14,577
Axsome Therapeutics, Inc.* 520 51,074
Biote Corp., Class
a
A* 385 2,545
Cassava Sciences, Inc.* 581 2,231
Collegium Pharmaceutical, Inc.* 464 14,152
Investments
Shares Value
Common Stocks (a) (continued)
Contineum Therapeutics, Inc.,
Class
a
A* 81 $ 1,208
Corcept Therapeutics, Inc.* 1,153 66,505
CorMedix, Inc.* 784 7,730
Edgewise Therapeutics, Inc.* 1,035 34,155
Enliven Therapeutics, Inc.* 502 12,239
Esperion Therapeutics, Inc.* 2,697 7,552
Evolus, Inc.* 789 10,802
EyePoint Pharmaceuticals, Inc.* 713 6,310
Fulcrum Therapeutics, Inc.* 886 3,411
Harmony Biosciences Holdings,
Inc.* 431 14,943
Harrow, Inc.* 436 18,273
Innoviva, Inc.* 790 15,002
Ligand Pharmaceuticals, Inc.* 243 29,517
Liquidia Corp.* 822 9,494
Lyra Therapeutics, Inc.* 690 143
MediWound Ltd.* 111 1,939
Mind Medicine MindMed, Inc.* 1,028 8,399
Nektar Therapeutics, Class
a
A* 2,548 2,905
Neumora Therapeutics, Inc.* 1,200 11,928
Nuvation Bio, Inc.* 2,588 7,505
Ocular Therapeutix, Inc.* 2,220 21,956
Omeros Corp.* 798 9,057
Pacira BioSciences, Inc.* 654 11,059
Phathom Pharmaceuticals, Inc.* 487 4,320
Phibro Animal Health Corp.,
Class
a
A 292 6,824
Pliant Therapeutics, Inc.* 813 11,220
Prestige Consumer Healthcare,
Inc.* 707 59,932
Rapport Therapeutics, Inc.* 132 3,015
Revance Therapeutics, Inc.* 1,487 5,368
scPharmaceuticals, Inc.* 406 1,470
SIGA Technologies, Inc. 661 4,812
Supernus Pharmaceuticals,
Inc.* 717 26,221
Tarsus Pharmaceuticals, Inc.* 525 27,536
Telomir Pharmaceuticals, Inc.* 70 279
Terns Pharmaceuticals, Inc.* 822 5,129
Theravance Biopharma, Inc.* 524 4,847
Third Harmonic Bio, Inc.* 283 3,611
Trevi Therapeutics, Inc.* 839 2,416
Ventyx Biosciences, Inc.* 868 2,326
Verrica Pharmaceuticals, Inc.* 271 347
WaVe Life Sciences Ltd.* 1,104 16,670
Xeris Biopharma Holdings, Inc.* 2,002 6,567
Zevra Therapeutics, Inc.* 601 5,607
690,588
Professional Services — 1.9%
Alight, Inc., Class
a
A* 6,052 48,416
Asure Software, Inc.* 338 3,309
Barrett Business Services, Inc. 366 15,705
BlackSky Technology, Inc.* 192 2,243
CBIZ, Inc.* 683 56,402
Conduent, Inc.* 2,257 8,419
CRA International, Inc. 94 18,333
CSG Systems International, Inc. 422 23,130
DLH Holdings Corp.* 121 1,044

See accompanying notes to the financial statements.
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Investments
Shares Value
Common Stocks (a) (continued)
ExlService Holdings, Inc.* 2,243 $ 103,985
Exponent, Inc. 721 71,170
First Advantage Corp.* 855 16,442
FiscalNote Holdings, Inc.* 861 753
Forrester Research, Inc.* 168 2,898
Franklin Covey Co.* 161 5,857
Heidrick & Struggles
International, Inc. 287 13,242
HireQuest, Inc. 79 1,202
Huron Consulting Group, Inc.* 250 30,702
IBEX Holdings Ltd.* 125 2,562
ICF International, Inc. 266 36,860
Innodata, Inc.* 386 15,857
Insperity, Inc. 513 40,450
Kelly Services, Inc., Class
a
A 442 6,475
Kforce, Inc. 266 15,957
Korn Ferry 740 57,972
Legalzoom.com, Inc.* 1,967 15,598
Maximus, Inc. 871 64,890
Mistras Group, Inc.* 300 2,793
NV5 Global, Inc.* 815 17,734
Planet Labs PBC* 3,048 11,979
Resources Connection, Inc. 462 3,899
Spire Global, Inc.* 318 5,196
TriNet Group, Inc. 456 42,604
TrueBlue, Inc.* 426 3,204
TTEC Holdings, Inc. 280 1,450
Upwork, Inc.* 1,778 30,173
Verra Mobility Corp., Class
a
A* 2,376 56,216
Willdan Group, Inc.* 179 7,824
WNS Holdings Ltd.* 646 35,033
897,978
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.* 22 358
Anywhere Real Estate, Inc.* 1,400 6,860
Compass, Inc., Class
a
A* 5,415 38,392
Cushman & Wakefield plc* 3,268 50,000
eXp World Holdings, Inc. 1,169 16,191
Forestar Group, Inc.* 271 8,089
FRP Holdings, Inc.* 190 6,057
Kennedy-Wilson Holdings, Inc. 1,622 18,783
Marcus & Millichap, Inc. 335 13,939
Maui Land & Pineapple Co.,
Inc.* 108 2,619
Newmark Group, Inc., Class
a
A 1,911 29,582
Offerpad Solutions, Inc.* 149 735
Opendoor Technologies, Inc.* 8,842 20,690
RE/MAX Holdings, Inc.,
Class
a
A* 255 3,356
Real Brokerage, Inc. (The)* 1,374 7,227
Redfin Corp.* 1,673 15,877
RMR Group, Inc. (The), Class
a
A 221 4,906
St Joe Co. (The) 515 26,306
Star Holdings* 184 2,070
Stratus Properties, Inc.* 80 2,060
Tejon Ranch Co.* 299 4,820
Transcontinental Realty
Investors, Inc.* 18 508
279,425
Investments
Shares Value
Common Stocks (a) (continued)
Residential REITs — 0.4%
Apartment Investment and
Management Co., Class
a
A,
REIT* 2,029 $ 17,936
BRT Apartments Corp., REIT 161 3,230
Centerspace, REIT 218 15,805
Clipper Realty, Inc., REIT 170 860
Elme Communities, REIT 1,256 21,277
Independence Realty Trust,
Inc., REIT 3,224 70,412
NexPoint Residential Trust, Inc.,
REIT 323 15,204
UMH Properties, Inc., REIT 925 17,760
Veris Residential, Inc., REIT 1,120 20,440
182,924
Retail REITs — 1.2%
Acadia Realty Trust, REIT 1,472 38,051
Alexander's, Inc., REIT 31 6,932
CBL & Associates Properties,
Inc., REIT 324 10,012
Curbline Properties Corp.,
REIT* 1,356 32,897
Getty Realty Corp., REIT 706 23,213
InvenTrust Properties Corp.,
REIT 972 30,103
Kite Realty Group Trust, REIT 3,098 85,412
Macerich Co. (The), REIT 3,091 65,560
NETSTREIT Corp., REIT 1,109 17,977
Phillips Edison & Co., Inc., REIT 1,752 69,204
Retail Opportunity Investments
Corp., REIT 1,769 30,781
Saul Centers, Inc., REIT 150 6,166
SITE Centers Corp., REIT 677 10,507
Tanger, Inc., REIT 1,519 56,157
Urban Edge Properties, REIT 1,746 40,175
Whitestone REIT, REIT 697 10,260
533,407
Semiconductors & Semiconductor Equipment — 2.0%
ACM Research, Inc., Class
a
A* 727 12,497
Aehr Test Systems* 394 4,685
Alpha & Omega Semiconductor
Ltd.* 336 13,934
Ambarella, Inc.* 540 38,637
Axcelis Technologies, Inc.* 464 34,447
CEVA, Inc.* 332 9,874
Cohu, Inc.* 661 17,450
Credo Technology Group
Holding Ltd.* 1,837 89,940
Diodes, Inc.* 651 42,315
Everspin Technologies, Inc.* 278 1,707
FormFactor, Inc.* 1,104 44,226
GCT Semiconductor Holding,
Inc.* 109 278
Ichor Holdings Ltd.* 471 15,430
Impinj, Inc.* 327 62,853
indie Semiconductor, Inc.,
Class
a
A* 2,341 12,243
Kulicke & Soffa Industries, Inc. 770 37,283

See accompanying notes to the financial statements.
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Investments
Shares Value
Common Stocks (a) (continued)
MaxLinear, Inc., Class
a
A* 1,139 $ 17,233
Navitas Semiconductor Corp.,
Class
a
A* 1,801 4,953
NVE Corp. 68 5,255
PDF Solutions, Inc.* 444 14,030
Penguin Solutions, Inc.* 743 13,478
Photronics, Inc.* 879 21,896
Power Integrations, Inc. 808 52,932
QuickLogic Corp.* 197 1,503
Rambus, Inc.* 1,553 89,779
Rigetti Computing, Inc.* 2,019 6,158
Semtech Corp.* 925 59,237
Silicon Laboratories, Inc.* 457 50,567
SiTime Corp.* 262 55,644
SkyWater Technology, Inc.* 389 3,089
Synaptics, Inc.* 556 44,613
Ultra Clean Holdings, Inc.* 631 24,249
Veeco Instruments, Inc.* 793 22,101
924,516
Software — 5.6%
8x8, Inc.* 1,825 5,657
A10 Networks, Inc. 1,012 17,255
ACI Worldwide, Inc.* 1,505 85,514
Adeia, Inc. 1,552 18,810
Agilysys, Inc.* 321 43,110
Airship AI Holdings, Inc.* 104 324
Alarm.com Holdings, Inc.* 688 44,816
Alkami Technology, Inc.* 746 29,445
Altair Engineering, Inc., Class
a
A* 815 86,072
Amplitude, Inc., Class
a
A* 1,090 11,271
Appian Corp., Class
a
A* 575 21,764
Arteris, Inc.* 394 3,424
Asana, Inc., Class
a
A* 1,160 17,760
AudioEye, Inc.* 102 2,746
Aurora Innovation, Inc.,
Class
a
A* 13,363 86,459
AvePoint, Inc.* 1,810 31,946
Bit Digital, Inc.* 1,710 7,883
Blackbaud, Inc.* 589 49,441
BlackLine, Inc.* 823 51,034
Blend Labs, Inc., Class
a
A* 3,295 16,837
Box, Inc., Class
a
A* 2,009 70,496
Braze, Inc., Class
a
A* 941 37,377
C3.ai, Inc., Class
a
A* 1,207 44,876
Cerence, Inc.* 587 4,323
Cipher Mining, Inc.* 2,576 17,259
Cleanspark, Inc.* 3,261 46,795
Clear Secure, Inc., Class
a
A 1,252 32,402
Clearwater Analytics Holdings,
Inc., Class
a
A* 2,524 78,345
Commvault Systems, Inc.* 623 106,901
Consensus Cloud Solutions,
Inc.* 257 6,412
CS Disco, Inc.* 416 2,463
Daily Journal Corp.* 20 11,290
Digimarc Corp.* 217 7,354
Digital Turbine, Inc.* 1,371 1,974
Domo, Inc., Class
a
B* 482 4,512
D-Wave Quantum, Inc.* 1,250 3,775
Investments
Shares Value
Common Stocks (a) (continued)
E2open Parent Holdings, Inc.* 2,920 $ 8,877
eGain Corp.* 278 1,482
Enfusion, Inc., Class
a
A* 698 6,938
EverCommerce, Inc.* 305 3,706
Freshworks, Inc., Class
a
A* 2,950 47,170
Hut 8 Corp.* 1,156 32,391
iLearningEngines Holdings,
Inc.* 419 578
Intapp, Inc.* 557 34,840
InterDigital, Inc. 361 70,742
Jamf Holding Corp.* 1,168 17,053
Kaltura, Inc.* 1,372 3,046
Life360, Inc.* 83 4,093
LiveRamp Holdings, Inc.* 942 28,599
Logility Supply Chain Solutions,
Inc., Class
a
A 449 4,728
MARA Holdings, Inc.* 3,902 106,993
Matterport, Inc.* 3,788 18,031
Meridianlink, Inc.* 385 8,990
Mitek Systems, Inc.* 661 6,161
N-able, Inc.* 1,020 10,649
NCR Voyix Corp.* 2,075 30,108
NextNav, Inc.* 1,071 18,625
Olo, Inc., Class
a
A* 1,495 10,899
ON24, Inc.* 394 2,604
OneSpan, Inc.* 540 9,785
Ooma, Inc.* 352 5,210
Pagaya Technologies Ltd.,
Class
a
A* 668 7,301
PagerDuty, Inc.* 1,312 27,867
Porch Group, Inc.* 1,113 4,074
Prairie Operating Co.* 60 511
Progress Software Corp. 606 41,456
PROS Holdings, Inc.* 653 15,130
Q2 Holdings, Inc.* 840 87,982
Qualys, Inc.* 529 81,254
Rapid7, Inc.* 883 37,616
Red Violet, Inc.* 158 5,814
Rekor Systems, Inc.* 1,052 1,022
ReposiTrak, Inc. 168 3,861
Rimini Street, Inc.* 758 1,637
Riot Platforms, Inc.* 4,070 51,486
Roadzen, Inc.* 217 232
Sapiens International Corp. NV 439 11,998
SEMrush Holdings, Inc.,
Class
a
A* 518 7,045
Silvaco Group, Inc.* 87 718
SolarWinds Corp. 777 10,373
SoundHound AI, Inc., Class
a
A* 4,172 38,841
SoundThinking, Inc.* 142 1,843
Sprinklr, Inc., Class
a
A* 1,806 14,881
Sprout Social, Inc., Class
a
A* 705 22,574
SPS Commerce, Inc.* 530 102,327
Telos Corp.* 787 2,676
Tenable Holdings, Inc.* 1,682 70,610
Terawulf, Inc.* 3,333 26,297
Varonis Systems, Inc., Class
a
B* 1,573 78,587
Verint Systems, Inc.* 872 21,974
Vertex, Inc., Class
a
A* 774 41,989
Viant Technology, Inc., Class
a
A* 222 4,191

See accompanying notes to the financial statements.
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Investments
Shares Value
Common Stocks (a) (continued)
Weave Communications, Inc.* 558 $ 7,628
WM Technology, Inc.* 1,207 1,436
Workiva, Inc., Class
a
A* 721 70,117
Xperi, Inc.* 642 6,080
Yext, Inc.* 1,496 12,357
Zeta Global Holdings Corp.,
Class
a
A* 2,550 54,315
Zuora, Inc., Class
a
A* 1,992 19,781
2,596,301
Specialized REITs — 0.4%
Farmland Partners, Inc., REIT 628 7,982
Four Corners Property Trust,
Inc., REIT 1,309 38,890
Gladstone Land Corp., REIT 479 5,753
Outfront Media, Inc., REIT 2,112 40,571
PotlatchDeltic Corp., REIT 1,134 50,849
Safehold, Inc., REIT 738 15,764
Uniti Group, Inc., REIT 3,413 20,171
179,980
Specialty Retail — 2.1%
1-800-Flowers.com, Inc.,
Class
a
A* 369 3,000
Abercrombie & Fitch Co.,
Class
a
A* 718 107,477
Academy Sports & Outdoors,
Inc. 1,009 49,693
aka Brands Holding Corp.* 9 200
American Eagle Outfitters, Inc. 2,602 50,062
America's Car-Mart, Inc.* 81 3,739
Arhaus, Inc., Class
a
A 731 7,259
Arko Corp. 1,149 8,227
Asbury Automotive Group, Inc.* 289 75,091
BARK, Inc.* 1,892 4,087
Beyond, Inc.* 651 4,095
Boot Barn Holdings, Inc.* 422 57,873
Buckle, Inc. (The) 441 22,972
Build-A-Bear Workshop, Inc. 182 6,914
Caleres, Inc. 488 15,162
Camping World Holdings, Inc.,
Class
a
A 801 19,576
Citi Trends, Inc.* 91 1,815
Designer Brands, Inc., Class
a
A 607 3,011
Destination XL Group, Inc.* 765 1,844
EVgo, Inc., Class
a
A* 1,437 9,355
Foot Locker, Inc.* 1,191 29,954
Genesco, Inc.* 156 5,240
Group 1 Automotive, Inc. 189 80,476
GrowGeneration Corp.* 820 1,591
Haverty Furniture Cos., Inc. 206 4,864
J Jill, Inc. 79 2,180
Lands' End, Inc.* 202 3,222
Leslie's, Inc.* 2,566 5,902
MarineMax, Inc.* 309 10,605
Monro, Inc. 426 11,979
National Vision Holdings, Inc.* 1,111 13,443
ODP Corp. (The)* 499 12,814
OneWater Marine, Inc., Class
a
A* 171 3,795
Investments
Shares Value
Common Stocks (a) (continued)
Petco Health & Wellness Co.,
Inc., Class
a
A* 1,203 $ 5,137
RealReal, Inc. (The)* 1,397 8,214
Revolve Group, Inc., Class
a
A* 547 19,736
RumbleON, Inc., Class
a
B* 229 1,564
Sally Beauty Holdings, Inc.* 1,470 20,477
Shoe Carnival, Inc. 255 8,609
Signet Jewelers Ltd. 609 61,022
Sleep Number Corp.* 308 4,620
Sonic Automotive, Inc., Class
a
A 208 14,381
Stitch Fix, Inc., Class
a
A* 1,283 6,107
ThredUp, Inc., Class
a
A* 1,123 1,943
Tile Shop Holdings, Inc.* 409 2,712
Tilly's, Inc., Class
a
A* 211 943
Torrid Holdings, Inc.* 175 751
Upbound Group, Inc. 765 26,308
Urban Outfitters, Inc.* 914 44,539
Victoria's Secret & Co.* 1,120 43,501
Warby Parker, Inc., Class
a
A* 1,244 28,040
Winmark Corp. 41 16,889
Zumiez, Inc.* 235 5,186
958,196
Technology Hardware, Storage & Peripherals — 0.4%
CompoSecure, Inc., Class
a
A 351 5,598
Corsair Gaming, Inc.* 638 4,689
CPI Card Group, Inc.* 69 2,278
Diebold Nixdorf, Inc.* 361 16,685
Eastman Kodak Co.* 863 6,257
Immersion Corp. 432 3,862
IonQ, Inc.* 2,831 103,332
Turtle Beach Corp.* 245 4,241
Xerox Holdings Corp. 1,659 15,163
162,105
Textiles, Apparel & Luxury Goods — 0.5%
Figs, Inc., Class
a
A* 1,854 9,622
G-III Apparel Group Ltd.* 577 17,097
Hanesbrands, Inc.* 5,041 43,857
Kontoor Brands, Inc. 795 72,965
Movado Group, Inc. 215 4,375
Oxford Industries, Inc. 212 17,632
Rocky Brands, Inc. 104 2,257
Steven Madden Ltd. 1,034 47,130
Superior Group of Cos., Inc. 185 3,132
Vera Bradley, Inc.* 366 2,141
Wolverine World Wide, Inc. 1,133 26,274
246,482
Tobacco — 0.1%
Ispire Technology, Inc.* 274 1,682
Turning Point Brands, Inc. 245 15,166
Universal Corp. 343 19,592
36,440
Trading Companies & Distributors — 2.4%
Alta Equipment Group, Inc. 383 3,030
Applied Industrial Technologies,
Inc. 549 150,821
Beacon Roofing Supply, Inc.* 909 102,735

See accompanying notes to the financial statements.
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Investments
Shares Value
Common Stocks (a) (continued)
BlueLinx Holdings, Inc.* 118 $ 14,833
Boise Cascade Co. 565 83,394
Custom Truck One Source, Inc.* 728 4,353
Distribution Solutions Group,
Inc.* 150 5,867
DNOW, Inc.* 1,505 22,650
DXP Enterprises, Inc.* 178 13,042
EVI Industries, Inc. 74 1,453
FTAI Aviation Ltd. 1,449 244,620
GATX Corp. 509 83,557
Global Industrial Co. 194 5,481
GMS, Inc.* 571 57,300
H&E Equipment Services, Inc. 460 27,480
Herc Holdings, Inc. 401 93,032
Hudson Technologies, Inc.* 634 3,766
Karat Packaging, Inc. 98 3,027
McGrath RentCorp 348 42,404
MRC Global, Inc.* 1,203 16,806
Rush Enterprises, Inc., Class
a
A 868 53,773
Rush Enterprises, Inc., Class
a
B 126 7,183
Titan Machinery, Inc.* 295 4,558
Transcat, Inc.* 129 13,531
Willis Lease Finance Corp. 40 8,723
Xometry, Inc., Class
a
A* 600 18,630
1,086,049
Transportation Infrastructure — 0.0%(c)
Sky Harbour Group Corp.* 162 1,827
Water Utilities — 0.3%
American States Water Co. 531 45,299
Cadiz, Inc.* 602 2,673
California Water Service Group 826 42,283
Consolidated Water Co. Ltd. 214 5,763
Global Water Resources, Inc. 165 2,211
Middlesex Water Co. 252 16,490
Pure Cycle Corp.* 297 4,318
SJW Group 469 26,133
York Water Co. (The) 204 7,311
152,481
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 924 7,420
Spok Holdings, Inc. 261 4,283
Telephone and Data Systems,
Inc. 1,407 48,091
59,794
Total Common Stocks
(Cost $38,005,910)
41,401,944
Number of
Rights
Rights — 0 .0% (c)
Specialty Retail — 0.0%(c)
RumbleON, Inc., expiring
5/27/2025*
(Cost $–) 198 36
Investments
Principal
Amount Value
Short-Term Investments — 8 .2%
Repurchase Agreements (d) — 8 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $3,800,519
(Cost $3,799,107) $ 3,799,107
$ 3,799,107
Total Investments — 97.9%
(Cost $41,805,017) 45,201,087
Other assets less liabilities — 2.1% 973,185
Net Assets — 100.0% $ 46,174,272
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,241,157.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) Represents less than 0.05% of net assets.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,238,789
Aggregate gross unrealized depreciation (1,544,868)
Net unrealized appreciation $ 2,693,921
Federal income tax cost $ 41,911,266

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: NOVEMBER 30, 2024 (UNAUDITED)
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Futures Contracts Purchased
Russell 2000 High Income ETF had the following open long futures contracts as of November 30, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000 E-Mini Index 34 12/20/2024 U.S. Dollar $ 4,155,820 $ 231,485
Swap Agreements
a
Russell 2000 High Income ETF had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
45,607,283 4/7/2025
Goldman Sachs
International 0.00%
Russell 2000
®
Daily
Covered Call Index (827,385) — 827,385 —
45,607,283 (827,385)
Total Unrealized
Depreciation
(827,385)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: RUSSELL U.S. DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
107
TMDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Banks — 3.5%
Commerce Bancshares, Inc. 1,758 $ 129,653
United Bankshares, Inc. 2,930 123,851
253,504
Beverages — 4.1%
Brown-Forman Corp., Class
a
B 2,384 100,319
Coca-Cola Co. (The) 1,512 96,889
PepsiCo, Inc. 607 99,214
296,422
Building Products — 1.7%
Carlisle Cos., Inc. 266 121,482
Capital Markets — 5.1%
Franklin Resources, Inc. 5,624 128,002
S&P Global, Inc. 210 109,727
T. Rowe Price Group, Inc. 1,059 131,147
368,876
Chemicals — 9.8%
Air Products and Chemicals,
Inc. 401 134,066
HB Fuller Co. 1,355 104,186
PPG Industries, Inc. 862 107,207
RPM International, Inc. 933 129,482
Sherwin-Williams Co. (The) 297 118,028
Stepan Co. 1,489 114,504
707,473
Commercial Services & Supplies — 3.2%
ABM Industries, Inc. 2,099 120,000
MSA Safety, Inc. 641 111,412
231,412
Consumer Staples Distribution & Retail — 4.6%
Sysco Corp. 1,368 105,486
Target Corp. 712 94,205
Walmart, Inc. 1,404 129,870
329,561
Containers & Packaging — 1.4%
Sonoco Products Co. 1,956 101,477
Distributors — 1.4%
Genuine Parts Co. 800 101,384
Electrical Equipment — 2.0%
Emerson Electric Co. 1,097 145,462
Food Products — 5.8%
Archer-Daniels-Midland Co. 1,810 98,826
Hormel Foods Corp. 3,304 107,149
Lancaster Colony Corp. 606 112,619
McCormick & Co., Inc.
(Non-Voting) 1,298 101,776
420,370
Investments
Shares Value
Common Stocks (continued)
Gas Utilities — 6.9%
Atmos Energy Corp. 822 $ 124,385
National Fuel Gas Co. 1,826 116,809
Northwest Natural Holding Co. 2,743 120,198
UGI Corp. 4,489 136,331
497,723
Health Care Equipment & Supplies — 4.4%
Abbott Laboratories 944 112,119
Becton Dickinson & Co. 462 102,518
Medtronic plc 1,197 103,588
318,225
Health Care REITs — 1.4%
Universal Health Realty Income
Trust, REIT 2,411 101,720
Hotels, Restaurants & Leisure — 1.5%
McDonald's Corp. 373 110,412
Household Products — 5.8%
Clorox Co. (The) 652 108,995
Colgate-Palmolive Co. 996 96,244
Kimberly-Clark Corp. 732 102,004
Procter & Gamble Co. (The) 612 109,707
416,950
Insurance — 6.7%
Aflac, Inc. 987 112,519
Cincinnati Financial Corp. 794 126,905
Old Republic International
Corp. 3,077 119,911
RLI Corp. 711 125,065
484,400
Machinery — 8.2%
Dover Corp. 613 126,217
Gorman-Rupp Co. (The) 3,034 129,248
Illinois Tool Works, Inc. 442 122,664
Nordson Corp. 440 114,835
Stanley Black & Decker, Inc. 1,108 99,111
592,075
Metals & Mining — 1.7%
Nucor Corp. 775 119,885
Multi-Utilities — 3.1%
Black Hills Corp. 1,805 115,646
Consolidated Edison, Inc. 1,040 104,614
220,260
Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp. 777 125,820
Pharmaceuticals — 1.4%
Johnson & Johnson 654 101,376

See accompanying notes to the financial statements.
RUSSELL U.S. DIVIDEND GROWERS ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
108
TMDV
::
Investments
Shares Value
Common Stocks (continued)
Professional Services — 1.7%
Automatic Data Processing, Inc. 400 $ 122,772
Retail REITs — 1.5%
Federal Realty Investment Trust,
REIT 930 108,484
Specialty Retail — 1.7%
Lowe's Cos., Inc. 441 120,142
Tobacco — 1.6%
Universal Corp. 2,059 117,610
Trading Companies & Distributors — 1.9%
WW Grainger, Inc. 113 136,203
Water Utilities — 6.0%
American States Water Co. 1,329 113,377
California Water Service Group 1,983 101,510
Middlesex Water Co. 1,734 113,464
SJW Group 1,828 101,856
430,207
Total Common Stocks
(Cost $6,630,754)
7,201,687
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $9,895
(Cost $9,891) $ 9,891
9,891
Total Investments — 99.9%
(Cost $6,640,645) 7,211,578
Other assets less liabilities — 0.1% 10,492
Net Assets — 100.0% $ 7,222,070
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,147,594
Aggregate gross unrealized depreciation (588,490)
Net unrealized appreciation $ 559,104
Federal income tax cost $ 6,652,474

NOVEMBER 30, 2024 (UNAUDITED) :: S&P 500
®
DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
109
NOBL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Aerospace & Defense — 1.4%
General Dynamics Corp. 626,975 $ 178,067,170
Air Freight & Logistics — 3.0%
CH Robinson Worldwide, Inc. 1,769,789 186,854,322
Expeditors International of
Washington, Inc. 1,579,612 192,144,004
378,998,326
Beverages — 4.1%
Brown-Forman Corp., Class
a
B 3,856,477 162,280,552
Coca-Cola Co. (The) 2,806,900 179,866,152
PepsiCo, Inc. 1,097,273 179,349,272
521,495,976
Biotechnology — 1.4%
AbbVie, Inc. 995,991 182,196,634
Building Products — 1.4%
A O Smith Corp. 2,442,337 181,929,683
Capital Markets — 4.9%
Franklin Resources, Inc. 9,341,646 212,615,863
S&P Global, Inc. 382,983 200,112,447
T. Rowe Price Group, Inc. 1,686,370 208,840,061
621,568,371
Chemicals — 9.1%
Air Products and Chemicals,
Inc. 586,437 196,063,482
Albemarle Corp.(a) 1,985,179 213,803,778
Ecolab, Inc. 736,934 183,327,071
Linde plc 398,112 183,525,651
PPG Industries, Inc. 1,484,515 184,629,131
Sherwin-Williams Co. (The) 522,390 207,597,786
1,168,946,899
Commercial Services & Supplies — 1.6%
Cintas Corp. 903,213 203,936,463
Consumer Staples Distribution & Retail — 4.5%
Sysco Corp. 2,539,524 195,822,696
Target Corp. 1,257,755 166,413,564
Walmart, Inc. 2,274,692 210,409,010
572,645,270
Containers & Packaging — 1.4%
Amcor plc 17,063,236 181,552,831
Distributors — 1.7%
Genuine Parts Co. 1,669,971 211,635,425
Electric Utilities — 1.4%
NextEra Energy, Inc. 2,281,007 179,446,821
Electrical Equipment — 1.8%
Emerson Electric Co. 1,744,782 231,358,093
Investments
Shares Value
Common Stocks (continued)
Food Products — 5.9%
Archer-Daniels-Midland Co. 3,343,187 $ 182,538,010
Hormel Foods Corp. 6,075,591 197,031,416
J M Smucker Co. (The) 1,613,888 190,099,868
McCormick & Co., Inc.
(Non-Voting) 2,397,992 188,026,553
757,695,847
Gas Utilities — 1.6%
Atmos Energy Corp. 1,323,962 200,341,930
Health Care Equipment & Supplies — 4.3%
Abbott Laboratories 1,620,822 192,505,029
Becton Dickinson & Co. 791,596 175,655,153
Medtronic plc 2,075,945 179,652,280
547,812,462
Health Care Providers & Services — 1.6%
Cardinal Health, Inc. 1,684,115 205,866,218
Hotels, Restaurants & Leisure — 1.4%
McDonald's Corp. 626,338 185,402,311
Household Products — 7.6%
Church & Dwight Co., Inc. 1,840,670 202,712,987
Clorox Co. (The) 1,188,139 198,621,197
Colgate-Palmolive Co. 1,893,826 183,000,406
Kimberly-Clark Corp. 1,378,657 192,115,853
Procter & Gamble Co. (The) 1,113,671 199,636,663
976,087,106
Insurance — 6.2%
Aflac, Inc. 1,686,370 192,246,180
Brown & Brown, Inc. 1,794,168 202,920,401
Chubb Ltd. 642,572 185,529,813
Cincinnati Financial Corp. 1,366,389 218,389,954
799,086,348
IT Services — 1.5%
International Business
Machines Corp. 864,924 196,692,367
Life Sciences Tools & Services — 1.5%
West Pharmaceutical Services,
Inc. 571,269 186,050,888
Machinery — 9.2%
Caterpillar, Inc. 488,009 198,185,335
Dover Corp. 1,022,242 210,479,628
Illinois Tool Works, Inc. 739,209 205,145,282
Nordson Corp. 758,934 198,074,184
Pentair plc 1,900,492 207,134,623
Stanley Black & Decker, Inc. 1,835,840 164,215,888
1,183,234,940
Metals & Mining — 1.6%
Nucor Corp. 1,336,612 206,760,510

See accompanying notes to the financial statements.
S&P 500
®
DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
110
NOBL
::
Investments
Shares Value
Common Stocks (continued)
Multi-Utilities — 1.4%
Consolidated Edison, Inc. 1,765,324 $ 177,573,941
Oil, Gas & Consumable Fuels — 3.0%
Chevron Corp. 1,255,498 203,302,791
Exxon Mobil Corp. 1,579,480 186,315,461
389,618,252
Personal Care Products — 1.5%
Kenvue, Inc. 8,223,336 198,017,931
Pharmaceuticals — 1.4%
Johnson & Johnson 1,154,089 178,895,336
Professional Services — 1.6%
Automatic Data Processing, Inc. 652,631 200,312,033
Residential REITs — 1.5%
Essex Property Trust, Inc., REIT 625,963 194,336,473
Retail REITs — 2.9%
Federal Realty Investment Trust,
REIT 1,658,097 193,417,015
Realty Income Corp., REIT 2,983,068 172,689,807
366,106,822
Software — 1.5%
Roper Technologies, Inc. 348,437 197,368,654
Specialty Retail — 1.5%
Lowe's Cos., Inc. 696,085 189,634,436
Trading Companies & Distributors — 3.3%
Fastenal Co. 2,497,885 208,723,271
WW Grainger, Inc. 174,540 210,380,043
419,103,314
Total Common Stocks
(Cost $10,267,486,335)
12,769,776,081
Securities Lending Reinvestments (b) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (c)
(Cost $11,307,461) 11,307,461 11,307,461
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$11,665,377
(Cost $11,661,043) $ 11,661,043
$ 11,661,043
Total Investments — 99.9%
(Cost $10,290,454,839) 12,792,744,585
Other assets less liabilities — 0.1% 10,332,918
Net Assets — 100.0% $ 12,803,077,503
(a) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November 30,
2024 was $11,045,927, collateralized in the form of cash with a value of $11,307,461 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $11,307,461.
(c) Rate shown is the 7-day yield as of November 30, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,841,594,331
Aggregate gross unrealized depreciation (354,252,509)
Net unrealized appreciation $ 2,487,341,822
Federal income tax cost $ 10,305,402,763

NOVEMBER 30, 2024 (UNAUDITED) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
111
SPXE
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Aerospace & Defense — 1.9%
Axon Enterprise, Inc.* 85 $ 54,992
Boeing Co. (The)* 879 136,632
General Dynamics Corp. 308 87,475
General Electric Co. 1,294 235,715
Howmet Aerospace, Inc. 487 57,651
Huntington Ingalls Industries,
Inc. 46 9,104
L3Harris Technologies, Inc. 226 55,652
Lockheed Martin Corp. 253 133,941
Northrop Grumman Corp. 162 79,323
RTX Corp. 1,589 193,588
Textron, Inc. 224 19,181
TransDigm Group, Inc. 66 82,696
1,145,950
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. 140 14,781
Expeditors International of
Washington, Inc. 167 20,314
FedEx Corp. 267 80,813
United Parcel Service, Inc.,
Class
a
B 876 118,891
234,799
Automobile Components — 0.0%(a)
Aptiv plc* 318 17,659
BorgWarner, Inc. 272 9,335
26,994
Automobiles — 2.2%
Ford Motor Co. 4,663 51,899
General Motors Co. 1,344 74,713
Tesla, Inc.* 3,313 1,143,515
1,270,127
Banks — 3.7%
Bank of America Corp. 8,063 383,073
Citigroup, Inc. 2,281 161,655
Citizens Financial Group, Inc. 538 25,899
Fifth Third Bancorp 810 38,929
Huntington Bancshares, Inc. 1,737 31,283
JPMorgan Chase & Co. 3,398 848,549
KeyCorp 1,109 21,603
M&T Bank Corp. 199 43,778
PNC Financial Services Group,
Inc. (The) 474 101,777
Regions Financial Corp. 1,095 29,850
Truist Financial Corp. 1,603 76,431
US Bancorp 1,866 99,439
Wells Fargo & Co. 4,066 309,707
2,171,973
Beverages — 1.2%
Brown-Forman Corp., Class
a
B 221 9,300
Coca-Cola Co. (The) 4,633 296,882
Constellation Brands, Inc.,
Class
a
A 187 45,058
Investments
Shares Value
Common Stocks (continued)
Keurig Dr Pepper, Inc. 1,266 $ 41,335
Molson Coors Beverage Co.,
Class
a
B 211 13,095
Monster Beverage Corp.* 844 46,530
PepsiCo, Inc. 1,641 268,221
720,421
Biotechnology — 1.7%
AbbVie, Inc. 2,110 385,982
Amgen, Inc. 641 181,320
Biogen, Inc.* 172 27,628
Gilead Sciences, Inc. 1,487 137,667
Incyte Corp.* 192 14,321
Moderna, Inc.* 405 17,439
Regeneron Pharmaceuticals,
Inc.* 125 93,778
Vertex Pharmaceuticals, Inc.* 308 144,184
1,002,319
Broadline Retail — 4.0%
Amazon.com, Inc.* 11,155 2,319,013
eBay, Inc. 585 37,025
2,356,038
Building Products — 0.6%
A O Smith Corp. 144 10,727
Allegion plc 103 14,506
Builders FirstSource, Inc.* 138 25,733
Carrier Global Corp. 1,003 77,602
Johnson Controls International
plc 799 67,004
Masco Corp. 260 20,946
Trane Technologies plc 268 111,547
328,065
Capital Markets — 3.4%
Ameriprise Financial, Inc. 116 66,581
Bank of New York Mellon Corp.
(The) 883 72,291
Blackrock, Inc. 165 168,762
Blackstone, Inc. 859 164,146
Cboe Global Markets, Inc. 124 26,765
Charles Schwab Corp. (The) 1,786 147,809
CME Group, Inc. 431 102,578
FactSet Research Systems, Inc. 45 22,080
Franklin Resources, Inc. 371 8,444
Goldman Sachs Group, Inc.
(The) 377 229,431
Intercontinental Exchange, Inc. 686 110,419
Invesco Ltd. 539 9,751
KKR & Co., Inc. 804 130,947
MarketAxess Holdings, Inc. 45 11,641
Moody's Corp. 187 93,496
Morgan Stanley 1,487 195,704
MSCI, Inc., Class
a
A 93 56,696
Nasdaq, Inc. 495 41,080
Northern Trust Corp. 240 26,678
Raymond James Financial, Inc. 221 37,411
S&P Global, Inc. 382 199,599
State Street Corp. 357 35,168

See accompanying notes to the financial statements.
S&P 500
®
EX-ENERGY ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
112
SPXE
::
Investments
Shares Value
Common Stocks (continued)
T. Rowe Price Group, Inc. 265 $ 32,818
1,990,295
Chemicals — 1.4%
Air Products and Chemicals,
Inc. 264 88,263
Albemarle Corp.(b) 141 15,186
Celanese Corp., Class
a
A 129 9,444
CF Industries Holdings, Inc. 216 19,367
Corteva, Inc. 828 51,535
Dow, Inc. 838 37,048
DuPont de Nemours, Inc. 499 41,711
Eastman Chemical Co. 138 14,451
Ecolab, Inc. 302 75,129
FMC Corp. 151 8,923
International Flavors &
Fragrances, Inc. 305 27,865
Linde plc 574 264,608
LyondellBasell Industries NV,
Class
a
A 310 25,835
Mosaic Co. (The) 383 10,134
PPG Industries, Inc. 279 34,699
Sherwin-Williams Co. (The) 276 109,682
833,880
Commercial Services & Supplies — 0.6%
Cintas Corp. 410 92,574
Copart, Inc.* 1,048 66,433
Republic Services, Inc., Class
a
A 243 53,047
Rollins, Inc. 338 17,011
Veralto Corp. 295 31,916
Waste Management, Inc. 437 99,732
360,713
Communications Equipment — 0.9%
Arista Networks, Inc.* 307 124,587
Cisco Systems, Inc. 4,813 284,978
F5, Inc.* 69 17,274
Juniper Networks, Inc. 395 14,188
Motorola Solutions, Inc. 199 99,440
540,467
Construction & Engineering — 0.1%
Quanta Services, Inc. 175 60,291
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 72 43,200
Vulcan Materials Co. 156 44,948
88,148
Consumer Finance — 0.6%
American Express Co. 670 204,136
Capital One Financial Corp. 455 87,365
Discover Financial Services 300 54,729
Synchrony Financial 474 32,004
378,234
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp. 530 515,096
Investments
Shares Value
Common Stocks (continued)
Dollar General Corp. 262 $ 20,245
Dollar Tree, Inc.* 242 17,247
Kroger Co. (The) 795 48,559
Sysco Corp. 587 45,264
Target Corp. 553 73,167
Walgreens Boots Alliance, Inc. 858 7,739
Walmart, Inc. 5,187 479,798
1,207,115
Containers & Packaging — 0.2%
Amcor plc 1,727 18,375
Avery Dennison Corp. 95 19,565
Ball Corp. 365 22,689
International Paper Co. 418 24,591
Packaging Corp. of America 105 26,129
Smurfit WestRock plc 591 32,517
143,866
Distributors — 0.1%
Genuine Parts Co. 165 20,910
LKQ Corp. 316 12,416
Pool Corp. 45 16,969
50,295
Diversified Telecommunication Services — 0.7%
AT&T, Inc. 8,564 198,342
Verizon Communications, Inc. 5,028 222,942
421,284
Electric Utilities — 1.6%
Alliant Energy Corp. 308 19,466
American Electric Power Co.,
Inc. 635 63,411
Constellation Energy Corp. 374 95,953
Duke Energy Corp. 923 108,037
Edison International 462 40,541
Entergy Corp. 255 39,823
Evergy, Inc. 276 17,838
Eversource Energy 428 27,602
Exelon Corp. 1,195 47,274
FirstEnergy Corp. 615 26,168
NextEra Energy, Inc. 2,454 193,056
NRG Energy, Inc. 246 24,996
PG&E Corp. 2,554 55,243
Pinnacle West Capital Corp. 136 12,743
PPL Corp. 884 30,878
Southern Co. (The) 1,306 116,404
Xcel Energy, Inc. 667 48,398
967,831
Electrical Equipment — 0.9%
AMETEK, Inc. 276 53,649
Eaton Corp. plc 474 177,949
Emerson Electric Co. 684 90,698
GE Vernova, Inc.* 329 109,925
Generac Holdings, Inc.* 71 13,362
Hubbell, Inc., Class
a
B 63 28,986
Rockwell Automation, Inc. 134 39,549
514,118

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
113
SPXE
::
Investments
Shares Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class
a
A 1,439 $ 104,543
CDW Corp. 158 27,797
Corning, Inc. 922 44,874
Jabil, Inc. 134 18,201
Keysight Technologies, Inc.* 208 35,535
TE Connectivity plc 363 54,857
Teledyne Technologies, Inc.* 55 26,689
Trimble, Inc.* 293 21,380
Zebra Technologies Corp.,
Class
a
A* 61 24,827
358,703
Entertainment — 1.4%
Electronic Arts, Inc. 287 46,973
Live Nation Entertainment, Inc.* 187 25,853
Netflix, Inc.* 512 454,047
Take-Two Interactive Software,
Inc.* 195 36,734
Walt Disney Co. (The) 2,165 254,322
Warner Bros Discovery, Inc.* 2,666 27,940
845,869
Financial Services — 4.4%
Berkshire Hathaway, Inc.,
Class
a
B* 2,187 1,056,365
Corpay, Inc.* 82 31,257
Fidelity National Information
Services, Inc. 653 55,701
Fiserv, Inc.* 687 151,799
Global Payments, Inc. 304 36,164
Jack Henry & Associates, Inc. 86 15,151
Mastercard, Inc., Class
a
A 985 524,946
PayPal Holdings, Inc.* 1,222 106,033
Visa, Inc., Class
a
A 1,997 629,215
2,606,631
Food Products — 0.7%
Archer-Daniels-Midland Co. 572 31,231
Bunge Global SA 169 15,166
Conagra Brands, Inc. 574 15,814
General Mills, Inc. 666 44,129
Hershey Co. (The) 176 30,999
Hormel Foods Corp. 350 11,351
J M Smucker Co. (The) 126 14,842
Kellanova 322 26,175
Kraft Heinz Co. (The) 1,056 33,760
Lamb Weston Holdings, Inc. 173 13,363
McCormick & Co., Inc.
(Non-Voting) 302 23,680
Mondelez International, Inc.,
Class
a
A 1,597 103,725
The Campbell's Co. 237 10,949
Tyson Foods, Inc., Class
a
A 344 22,188
397,372
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 185 27,994
Investments
Shares Value
Common Stocks (continued)
Ground Transportation — 1.0%
CSX Corp. 2,318 $ 84,723
JB Hunt Transport Services,
Inc. 95 17,965
Norfolk Southern Corp. 268 73,928
Old Dominion Freight Line, Inc. 225 50,656
Uber Technologies, Inc.* 2,510 180,620
Union Pacific Corp. 727 177,868
585,760
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories 2,078 246,804
Align Technology, Inc.* 83 19,320
Baxter International, Inc. 612 20,631
Becton Dickinson & Co. 346 76,777
Boston Scientific Corp.* 1,758 159,380
Cooper Cos., Inc. (The)* 238 24,861
Dexcom, Inc.* 480 37,435
Edwards Lifesciences Corp.* 722 51,515
GE HealthCare Technologies,
Inc. 545 45,355
Hologic, Inc.* 279 22,180
IDEXX Laboratories, Inc.* 97 40,910
Insulet Corp.* 83 22,143
Intuitive Surgical, Inc.* 424 229,808
Medtronic plc 1,533 132,666
ResMed, Inc. 175 43,578
Solventum Corp.* 166 11,871
STERIS plc 117 25,630
Stryker Corp. 410 160,782
Teleflex, Inc. 56 10,800
Zimmer Biomet Holdings, Inc. 244 27,352
1,409,798
Health Care Providers & Services — 2.4%
Cardinal Health, Inc. 291 35,572
Cencora, Inc. 208 52,322
Centene Corp.* 630 37,800
Cigna Group (The) 334 112,825
CVS Health Corp. 1,504 90,014
DaVita, Inc.* 55 9,139
Elevance Health, Inc. 276 112,321
HCA Healthcare, Inc. 222 72,643
Henry Schein, Inc.* 153 11,789
Humana, Inc. 142 42,086
Labcorp Holdings, Inc. 99 23,875
McKesson Corp. 153 96,161
Molina Healthcare, Inc.* 69 20,555
Quest Diagnostics, Inc. 132 21,471
UnitedHealth Group, Inc. 1,102 672,440
Universal Health Services, Inc.,
Class
a
B 70 14,350
1,425,363
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 186 20,503
Healthpeak Properties, Inc.,
REIT 842 18,515

See accompanying notes to the financial statements.
S&P 500
®
EX-ENERGY ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
114
SPXE
::
Investments
Shares Value
Common Stocks (continued)
Ventas, Inc., REIT 494 $ 31,651
Welltower, Inc., REIT 691 95,482
166,151
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 840 15,473
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class
a
A* 526 71,594
Booking Holdings, Inc. 40 208,079
Caesars Entertainment, Inc.* 260 10,007
Carnival Corp.* 1,207 30,694
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,637 100,708
Darden Restaurants, Inc. 140 24,678
Domino's Pizza, Inc. 41 19,524
Expedia Group, Inc.* 147 27,139
Hilton Worldwide Holdings, Inc. 294 74,511
Las Vegas Sands Corp. 425 22,550
Marriott International, Inc.,
Class
a
A 279 80,656
McDonald's Corp. 856 253,385
MGM Resorts International* 277 10,620
Norwegian Cruise Line Holdings
Ltd.* 528 14,198
Royal Caribbean Cruises Ltd. 283 69,069
Starbucks Corp. 1,354 138,731
Wynn Resorts Ltd. 112 10,571
Yum! Brands, Inc. 336 46,684
1,213,398
Household Durables — 0.4%
DR Horton, Inc. 351 59,242
Garmin Ltd. 184 39,118
Lennar Corp., Class
a
A 289 50,399
Mohawk Industries, Inc.* 62 8,607
NVR, Inc.* 4 36,942
PulteGroup, Inc. 247 33,412
227,720
Household Products — 1.2%
Church & Dwight Co., Inc. 292 32,158
Clorox Co. (The) 146 24,407
Colgate-Palmolive Co. 977 94,407
Kimberly-Clark Corp. 402 56,019
Procter & Gamble Co. (The) 2,811 503,900
710,891
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 850 11,084
Vistra Corp. 411 65,694
76,778
Industrial Conglomerates — 0.5%
3M Co. 655 87,462
Honeywell International, Inc. 778 181,220
268,682
Investments
Shares Value
Common Stocks (continued)
Industrial REITs — 0.2%
Prologis, Inc., REIT 1,106 $ 129,159
Insurance — 2.3%
Aflac, Inc. 603 68,742
Allstate Corp. (The) 315 65,328
American International Group,
Inc. 770 59,198
Aon plc, Class
a
A 259 101,409
Arch Capital Group Ltd. 447 45,022
Arthur J Gallagher & Co. 260 81,182
Assurant, Inc. 61 13,853
Brown & Brown, Inc. 283 32,007
Chubb Ltd. 448 129,351
Cincinnati Financial Corp. 187 29,888
Erie Indemnity Co., Class
a
A 29 12,776
Everest Group Ltd. 51 19,766
Globe Life, Inc. 106 11,791
Hartford Financial Services
Group, Inc. (The) 350 43,159
Loews Corp. 219 18,994
Marsh & McLennan Cos., Inc. 587 136,906
MetLife, Inc. 704 62,114
Principal Financial Group, Inc. 254 22,121
Progressive Corp. (The) 699 187,947
Prudential Financial, Inc. 427 55,258
Travelers Cos., Inc. (The) 270 71,831
W R Berkley Corp. 360 23,238
Willis Towers Watson plc 120 38,640
1,330,521
Interactive Media & Services — 6.2%
Alphabet, Inc., Class
a
A 6,996 1,181,974
Alphabet, Inc., Class
a
C 5,735 977,760
Match Group, Inc.* 310 10,150
Meta Platforms, Inc., Class
a
A 2,609 1,498,401
3,668,285
IT Services — 1.2%
Accenture plc, Class
a
A 747 270,690
Akamai Technologies, Inc.* 181 17,018
Cognizant Technology Solutions
Corp., Class
a
A 593 47,730
EPAM Systems, Inc.* 67 16,343
Gartner, Inc.* 91 47,132
GoDaddy, Inc., Class
a
A* 167 32,994
International Business
Machines Corp. 1,100 250,151
VeriSign, Inc.* 99 18,531
700,589
Leisure Products — 0.0%(a)
Hasbro, Inc. 158 10,294
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc. 349 48,152
Bio-Techne Corp. 190 14,318

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
115
SPXE
::
Investments
Shares Value
Common Stocks (continued)
Charles River Laboratories
International, Inc.* 61 $ 12,143
Danaher Corp. 767 183,842
IQVIA Holdings, Inc.* 207 41,574
Mettler-Toledo International,
Inc.* 25 31,280
Revvity, Inc. 146 16,956
Thermo Fisher Scientific, Inc. 455 240,982
Waters Corp.* 70 26,930
West Pharmaceutical Services,
Inc. 86 28,009
644,186
Machinery — 1.8%
Caterpillar, Inc. 579 235,138
Cummins, Inc. 162 60,756
Deere & Co. 306 142,565
Dover Corp. 162 33,356
Fortive Corp. 420 33,319
IDEX Corp. 88 20,295
Illinois Tool Works, Inc. 323 89,639
Ingersoll Rand, Inc. 482 50,210
Nordson Corp. 64 16,703
Otis Worldwide Corp. 478 49,224
PACCAR, Inc. 626 73,242
Parker-Hannifin Corp. 152 106,841
Pentair plc 199 21,689
Snap-on, Inc. 62 22,921
Stanley Black & Decker, Inc. 184 16,459
Westinghouse Air Brake
Technologies Corp. 209 41,930
Xylem, Inc. 290 36,757
1,051,044
Media — 0.6%
Charter Communications, Inc.,
Class
a
A* 115 45,651
Comcast Corp., Class
a
A 4,616 199,365
Fox Corp., Class
a
A 269 12,675
Fox Corp., Class
a
B 158 7,067
Interpublic Group of Cos., Inc.
(The) 450 13,865
News Corp., Class
a
A 453 13,296
News Corp., Class
a
B 135 4,332
Omnicom Group, Inc. 234 24,528
Paramount Global, Class
a
B 711 7,714
328,493
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. 1,718 75,936
Newmont Corp. 1,372 57,542
Nucor Corp. 283 43,777
Steel Dynamics, Inc. 171 24,841
202,096
Multi-Utilities — 0.7%
Ameren Corp. 319 30,110
CenterPoint Energy, Inc. 780 25,444
CMS Energy Corp. 358 24,956
Consolidated Edison, Inc. 414 41,644
Investments
Shares Value
Common Stocks (continued)
Dominion Energy, Inc. 1,004 $ 58,985
DTE Energy Co. 247 31,068
NiSource, Inc. 538 20,492
Public Service Enterprise
Group, Inc. 596 56,203
Sempra 756 70,815
WEC Energy Group, Inc. 378 38,197
397,914
Office REITs — 0.0%(a)
BXP, Inc., REIT 175 14,348
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 767 48,950
Southwest Airlines Co. 717 23,202
United Airlines Holdings, Inc.* 394 38,151
110,303
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 278 20,049
Kenvue, Inc. 2,289 55,119
75,168
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co. 2,423 143,490
Catalent, Inc.* 217 13,261
Eli Lilly & Co. 942 749,220
Johnson & Johnson 2,875 445,654
Merck & Co., Inc. 3,028 307,766
Pfizer, Inc. 6,768 177,389
Viatris, Inc. 1,429 18,705
Zoetis, Inc., Class
a
A 541 94,810
1,950,295
Professional Services — 0.7%
Amentum Holdings, Inc.* 150 3,653
Automatic Data Processing, Inc. 486 149,168
Broadridge Financial Solutions,
Inc. 138 32,571
Dayforce, Inc.* 190 15,198
Equifax, Inc. 146 38,188
Jacobs Solutions, Inc. 148 20,902
Leidos Holdings, Inc. 159 26,299
Paychex, Inc. 383 56,021
Paycom Software, Inc. 58 13,451
Verisk Analytics, Inc., Class
a
A 168 49,427
404,878
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 360 50,396
CoStar Group, Inc.* 490 39,857
90,253
Residential REITs — 0.3%
AvalonBay Communities, Inc.,
REIT 168 39,539
Camden Property Trust, REIT 126 15,851
Equity Residential, REIT 408 31,277

See accompanying notes to the financial statements.
S&P 500
®
EX-ENERGY ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
116
SPXE
::
Investments
Shares Value
Common Stocks (continued)
Essex Property Trust, Inc., REIT 76 $ 23,595
Invitation Homes, Inc., REIT 681 23,324
Mid-America Apartment
Communities, Inc., REIT 138 22,654
UDR, Inc., REIT 361 16,556
172,796
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 88 10,265
Kimco Realty Corp., REIT 806 20,609
Realty Income Corp., REIT 1,041 60,264
Regency Centers Corp., REIT 197 14,891
Simon Property Group, Inc.,
REIT 366 67,198
173,227
Semiconductors & Semiconductor Equipment — 11.4%
Advanced Micro Devices, Inc.* 1,933 265,159
Analog Devices, Inc. 593 129,304
Applied Materials, Inc. 989 172,788
Broadcom, Inc. 5,557 900,679
Enphase Energy, Inc.* 161 11,487
First Solar, Inc.* 127 25,307
Intel Corp. 5,111 122,920
KLA Corp. 159 102,878
Lam Research Corp. 1,548 114,366
Microchip Technology, Inc. 642 43,765
Micron Technology, Inc. 1,325 129,784
Monolithic Power Systems, Inc. 58 32,923
NVIDIA Corp. 29,374 4,060,955
NXP Semiconductors NV 304 69,728
ON Semiconductor Corp.* 513 36,485
Qorvo, Inc.* 112 7,734
QUALCOMM, Inc. 1,330 210,845
Skyworks Solutions, Inc. 192 16,817
Teradyne, Inc. 195 21,450
Texas Instruments, Inc. 1,090 219,123
6,694,497
Software — 10.6%
Adobe, Inc.* 530 273,443
ANSYS, Inc.* 103 36,163
Autodesk, Inc.* 257 75,018
Cadence Design Systems, Inc.* 328 100,634
Crowdstrike Holdings, Inc.,
Class
a
A* 275 95,142
Fair Isaac Corp.* 29 68,876
Fortinet, Inc.* 759 72,143
Gen Digital, Inc. 648 19,991
Intuit, Inc. 334 214,338
Microsoft Corp. 8,876 3,758,631
Oracle Corp. 1,908 352,675
Palantir Technologies, Inc.,
Class
a
A* 2,406 161,394
Palo Alto Networks, Inc.* 387 150,086
PTC, Inc.* 142 28,409
Roper Technologies, Inc. 127 71,938
Salesforce, Inc. 1,156 381,468
ServiceNow, Inc.* 245 257,113
Investments
Shares Value
Common Stocks (continued)
Synopsys, Inc.* 183 $ 102,204
Tyler Technologies, Inc.* 50 31,458
6,251,124
Specialized REITs — 1.0%
American Tower Corp., REIT 558 116,622
Crown Castle, Inc., REIT 520 55,250
Digital Realty Trust, Inc., REIT 368 72,014
Equinix, Inc., REIT 112 109,926
Extra Space Storage, Inc., REIT 252 43,082
Iron Mountain, Inc., REIT 351 43,408
Public Storage, REIT 188 65,433
SBA Communications Corp.,
Class
a
A, REIT 127 28,734
VICI Properties, Inc., Class
a
A,
REIT 1,253 40,860
Weyerhaeuser Co., REIT 871 28,099
603,428
Specialty Retail — 2.0%
AutoZone, Inc.* 20 63,391
Best Buy Co., Inc. 235 21,150
CarMax, Inc.* 189 15,870
Home Depot, Inc. (The) 1,183 507,661
Lowe's Cos., Inc. 679 184,980
O'Reilly Automotive, Inc.* 69 85,782
Ross Stores, Inc. 398 61,638
TJX Cos., Inc. (The) 1,351 169,807
Tractor Supply Co. 127 36,026
Ulta Beauty, Inc.* 56 21,652
1,167,957
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc. 18,157 4,309,202
Dell Technologies, Inc., Class
a
C 344 43,891
Hewlett Packard Enterprise Co. 1,554 32,976
HP, Inc. 1,169 41,418
NetApp, Inc. 246 30,169
Seagate Technology Holdings
plc 251 25,434
Super Micro Computer, Inc.* 610 19,910
Western Digital Corp.* 391 28,539
4,531,539
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.* 182 35,665
Lululemon Athletica, Inc.* 136 43,610
NIKE, Inc., Class
a
B 1,436 113,113
Ralph Lauren Corp., Class
a
A 47 10,876
Tapestry, Inc. 277 17,251
220,515
Tobacco — 0.6%
Altria Group, Inc. 2,041 117,847
Philip Morris International, Inc. 1,856 246,960
364,807
Trading Companies & Distributors — 0.3%
Fastenal Co. 686 57,322

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
117
SPXE
::
Investments
Shares Value
Common Stocks (continued)
United Rentals, Inc. 79 $ 68,414
WW Grainger, Inc. 53 63,883
189,619
Water Utilities — 0.1%
American Water Works Co., Inc. 232 31,770
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 585 144,460
Total Common Stocks
(Cost $40,975,932)
58,803,371
Securities Lending Reinvestments (c) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (d)
(Cost $13,892) 13,892 13,892
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (e) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $127,772
(Cost $127,724) $ 127,724
127,724
Total Investments — 99.9%
(Cost $41,117,548) 58,944,987
Other assets less liabilities — 0.1% 37,981
Net Assets — 100.0% $ 58,982,968
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November
30, 2024 was $13,570, collateralized in the form of cash with a value of $13,892 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $13,892.
(d) Rate shown is the 7-day yield as of November 30, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 19,555,143
Aggregate gross unrealized depreciation (1,818,469)
Net unrealized appreciation $ 17,736,674
Federal income tax cost $ 41,208,313

S&P 500
®
EX-FINANCIALS ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
118
SPXN
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.* 103 $ 66,637
Boeing Co. (The)* 1,046 162,590
General Dynamics Corp. 368 104,516
General Electric Co. 1,545 281,437
Howmet Aerospace, Inc. 579 68,542
Huntington Ingalls Industries,
Inc. 56 11,083
L3Harris Technologies, Inc. 271 66,734
Lockheed Martin Corp. 303 160,411
Northrop Grumman Corp. 195 95,482
RTX Corp. 1,894 230,746
Textron, Inc. 265 22,692
TransDigm Group, Inc. 81 101,491
1,372,361
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc. 166 17,526
Expeditors International of
Washington, Inc. 201 24,450
FedEx Corp. 322 97,460
United Parcel Service, Inc.,
Class
a
B 1,042 141,420
280,856
Automobile Components — 0.0%(a)
Aptiv plc* 378 20,990
BorgWarner, Inc. 321 11,017
32,007
Automobiles — 2.5%
Ford Motor Co. 5,559 61,872
General Motors Co. 1,600 88,944
Tesla, Inc.* 3,952 1,364,072
1,514,888
Beverages — 1.4%
Brown-Forman Corp., Class
a
B 259 10,899
Coca-Cola Co. (The) 5,524 353,978
Constellation Brands, Inc.,
Class
a
A 223 53,732
Keurig Dr Pepper, Inc. 1,504 49,105
Molson Coors Beverage Co.,
Class
a
B 248 15,391
Monster Beverage Corp.* 1,001 55,185
PepsiCo, Inc. 1,957 319,872
858,162
Biotechnology — 2.0%
AbbVie, Inc. 2,514 459,886
Amgen, Inc. 764 216,113
Biogen, Inc.* 207 33,250
Gilead Sciences, Inc. 1,772 164,052
Incyte Corp.* 227 16,932
Moderna, Inc.* 480 20,669
Regeneron Pharmaceuticals,
Inc.* 151 113,283
Vertex Pharmaceuticals, Inc.* 369 172,740
1,196,925
Investments
Shares Value
Common Stocks (continued)
Broadline Retail — 4.6%
Amazon.com, Inc.* 13,305 $ 2,765,976
eBay, Inc. 696 44,050
2,810,026
Building Products — 0.6%
A O Smith Corp. 168 12,514
Allegion plc 124 17,464
Builders FirstSource, Inc.* 165 30,767
Carrier Global Corp. 1,194 92,380
Johnson Controls International
plc 951 79,751
Masco Corp. 310 24,974
Trane Technologies plc 322 134,023
391,873
Chemicals — 1.6%
Air Products and Chemicals,
Inc. 317 105,983
Albemarle Corp. 164 17,663
Celanese Corp., Class
a
A 156 11,421
CF Industries Holdings, Inc. 256 22,953
Corteva, Inc. 983 61,182
Dow, Inc. 995 43,989
DuPont de Nemours, Inc. 594 49,652
Eastman Chemical Co. 166 17,384
Ecolab, Inc. 361 89,806
FMC Corp. 176 10,400
International Flavors &
Fragrances, Inc. 362 33,072
Linde plc 685 315,778
LyondellBasell Industries NV,
Class
a
A 369 30,752
Mosaic Co. (The) 453 11,986
PPG Industries, Inc. 332 41,291
Sherwin-Williams Co. (The) 330 131,142
994,454
Commercial Services & Supplies — 0.7%
Cintas Corp. 488 110,185
Copart, Inc.* 1,246 78,984
Republic Services, Inc., Class
a
A 291 63,525
Rollins, Inc. 399 20,082
Veralto Corp. 351 37,975
Waste Management, Inc. 521 118,903
429,654
Communications Equipment — 1.1%
Arista Networks, Inc.* 368 149,342
Cisco Systems, Inc. 5,736 339,629
F5, Inc.* 84 21,029
Juniper Networks, Inc. 468 16,810
Motorola Solutions, Inc. 238 118,929
645,739
Construction & Engineering — 0.1%
Quanta Services, Inc. 210 72,349

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
119
SPXN
::
Investments
Shares Value
Common Stocks (continued)
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 88 $ 52,800
Vulcan Materials Co. 188 54,168
106,968
Consumer Staples Distribution & Retail — 2.4%
Costco Wholesale Corp. 631 613,256
Dollar General Corp. 312 24,108
Dollar Tree, Inc.* 286 20,383
Kroger Co. (The) 943 57,599
Sysco Corp. 700 53,977
Target Corp. 659 87,192
Walgreens Boots Alliance, Inc. 1,016 9,164
Walmart, Inc. 6,185 572,113
1,437,792
Containers & Packaging — 0.3%
Amcor plc 2,056 21,876
Avery Dennison Corp. 115 23,684
Ball Corp. 431 26,791
International Paper Co. 493 29,003
Packaging Corp. of America 127 31,604
Smurfit WestRock plc 700 38,514
171,472
Distributors — 0.1%
Genuine Parts Co. 198 25,093
LKQ Corp. 373 14,655
Pool Corp. 55 20,740
60,488
Diversified Telecommunication Services — 0.8%
AT&T, Inc. 10,210 236,463
Verizon Communications, Inc. 5,993 265,730
502,193
Electric Utilities — 1.9%
Alliant Energy Corp. 364 23,005
American Electric Power Co.,
Inc. 757 75,594
Constellation Energy Corp. 447 114,682
Duke Energy Corp. 1,101 128,872
Edison International 549 48,175
Entergy Corp. 305 47,632
Evergy, Inc. 326 21,069
Eversource Energy 507 32,697
Exelon Corp. 1,422 56,254
FirstEnergy Corp. 727 30,934
NextEra Energy, Inc. 2,924 230,031
NRG Energy, Inc. 292 29,670
PG&E Corp. 3,041 65,777
Pinnacle West Capital Corp. 159 14,898
PPL Corp. 1,047 36,572
Southern Co. (The) 1,556 138,686
Xcel Energy, Inc. 793 57,540
1,152,088
Investments
Shares Value
Common Stocks (continued)
Electrical Equipment — 1.0%
AMETEK, Inc. 330 $ 64,145
Eaton Corp. plc 567 212,863
Emerson Electric Co. 815 108,069
GE Vernova, Inc.* 393 131,309
Generac Holdings, Inc.* 86 16,185
Hubbell, Inc., Class
a
B 77 35,427
Rockwell Automation, Inc. 162 47,813
615,811
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class
a
A 1,714 124,522
CDW Corp. 190 33,427
Corning, Inc. 1,094 53,245
Jabil, Inc. 162 22,005
Keysight Technologies, Inc.* 249 42,539
TE Connectivity plc 435 65,737
Teledyne Technologies, Inc.* 67 32,512
Trimble, Inc.* 347 25,321
Zebra Technologies Corp.,
Class
a
A* 74 30,118
429,426
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 1,412 62,057
Halliburton Co. 1,254 39,952
Schlumberger NV 2,021 88,803
190,812
Entertainment — 1.6%
Electronic Arts, Inc. 342 55,975
Live Nation Entertainment, Inc.* 223 30,830
Netflix, Inc.* 610 540,954
Take-Two Interactive Software,
Inc.* 232 43,704
Walt Disney Co. (The) 2,582 303,308
Warner Bros Discovery, Inc.* 3,175 33,274
1,008,045
Food Products — 0.8%
Archer-Daniels-Midland Co. 681 37,183
Bunge Global SA 200 17,948
Conagra Brands, Inc. 679 18,706
General Mills, Inc. 793 52,544
Hershey Co. (The) 210 36,987
Hormel Foods Corp. 412 13,361
J M Smucker Co. (The) 152 17,904
Kellanova 381 30,972
Kraft Heinz Co. (The) 1,254 40,090
Lamb Weston Holdings, Inc. 203 15,680
McCormick & Co., Inc.
(Non-Voting) 358 28,071
Mondelez International, Inc.,
Class
a
A 1,901 123,470
The Campbell's Co. 279 12,890
Tyson Foods, Inc., Class
a
A 406 26,187
471,993

See accompanying notes to the financial statements.
S&P 500
®
EX-FINANCIALS ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
120
SPXN
::
Investments
Shares Value
Common Stocks (continued)
Gas Utilities — 0.1%
Atmos Energy Corp. 221 $ 33,442
Ground Transportation — 1.1%
CSX Corp. 2,759 100,841
JB Hunt Transport Services,
Inc. 115 21,748
Norfolk Southern Corp. 323 89,099
Old Dominion Freight Line, Inc. 269 60,563
Uber Technologies, Inc.* 2,992 215,304
Union Pacific Corp. 866 211,876
699,431
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories 2,478 294,312
Align Technology, Inc.* 101 23,510
Baxter International, Inc. 724 24,406
Becton Dickinson & Co. 413 91,645
Boston Scientific Corp.* 2,095 189,933
Cooper Cos., Inc. (The)* 284 29,667
Dexcom, Inc.* 570 44,454
Edwards Lifesciences Corp.* 857 61,147
GE HealthCare Technologies,
Inc. 648 53,927
Hologic, Inc.* 330 26,235
IDEXX Laboratories, Inc.* 117 49,345
Insulet Corp.* 101 26,945
Intuitive Surgical, Inc.* 506 274,252
Medtronic plc 1,825 157,935
ResMed, Inc. 209 52,045
Solventum Corp.* 195 13,944
STERIS plc 141 30,887
Stryker Corp. 489 191,761
Teleflex, Inc. 68 13,114
Zimmer Biomet Holdings, Inc. 291 32,621
1,682,085
Health Care Providers & Services — 2.8%
Cardinal Health, Inc. 347 42,417
Cencora, Inc. 249 62,636
Centene Corp.* 749 44,940
Cigna Group (The) 400 135,120
CVS Health Corp. 1,788 107,012
DaVita, Inc.* 66 10,967
Elevance Health, Inc. 330 134,297
HCA Healthcare, Inc. 265 86,713
Henry Schein, Inc.* 179 13,792
Humana, Inc. 171 50,681
Labcorp Holdings, Inc. 120 28,939
McKesson Corp. 184 115,644
Molina Healthcare, Inc.* 84 25,024
Quest Diagnostics, Inc. 159 25,863
UnitedHealth Group, Inc. 1,315 802,413
Universal Health Services, Inc.,
Class
a
B 85 17,425
1,703,883
Investments
Shares Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class
a
A* 625 $ 85,069
Booking Holdings, Inc. 48 249,695
Caesars Entertainment, Inc.* 306 11,778
Carnival Corp.* 1,436 36,518
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,949 119,903
Darden Restaurants, Inc. 168 29,613
Domino's Pizza, Inc. 50 23,810
Expedia Group, Inc.* 177 32,678
Hilton Worldwide Holdings, Inc. 351 88,957
Las Vegas Sands Corp. 501 26,583
Marriott International, Inc.,
Class
a
A 333 96,267
McDonald's Corp. 1,020 301,930
MGM Resorts International* 326 12,499
Norwegian Cruise Line Holdings
Ltd.* 623 16,752
Royal Caribbean Cruises Ltd. 337 82,248
Starbucks Corp. 1,613 165,268
Wynn Resorts Ltd. 130 12,269
Yum! Brands, Inc. 401 55,715
1,447,552
Household Durables — 0.4%
DR Horton, Inc. 420 70,888
Garmin Ltd. 219 46,560
Lennar Corp., Class
a
A 344 59,990
Mohawk Industries, Inc.* 75 10,412
NVR, Inc.* 4 36,942
PulteGroup, Inc. 296 40,040
264,832
Household Products — 1.4%
Church & Dwight Co., Inc. 347 38,215
Clorox Co. (The) 176 29,422
Colgate-Palmolive Co. 1,165 112,574
Kimberly-Clark Corp. 481 67,027
Procter & Gamble Co. (The) 3,354 601,238
848,476
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 1,009 13,157
Vistra Corp. 488 78,002
91,159
Industrial Conglomerates — 0.5%
3M Co. 781 104,287
Honeywell International, Inc. 926 215,693
319,980
Interactive Media & Services — 7.2%
Alphabet, Inc., Class
a
A 8,341 1,409,212
Alphabet, Inc., Class
a
C 6,840 1,166,152
Match Group, Inc.* 365 11,950
Meta Platforms, Inc., Class
a
A 3,111 1,786,709
4,374,023

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
121
SPXN
::
Investments
Shares Value
Common Stocks (continued)
IT Services — 1.4%
Accenture plc, Class
a
A 891 $ 322,872
Akamai Technologies, Inc.* 215 20,214
Cognizant Technology Solutions
Corp., Class
a
A 706 56,826
EPAM Systems, Inc.* 82 20,001
Gartner, Inc.* 110 56,972
GoDaddy, Inc., Class
a
A* 201 39,712
International Business
Machines Corp. 1,312 298,362
VeriSign, Inc.* 120 22,462
837,421
Leisure Products — 0.0%(a)
Hasbro, Inc. 185 12,053
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc. 417 57,533
Bio-Techne Corp. 223 16,805
Charles River Laboratories
International, Inc.* 74 14,730
Danaher Corp. 914 219,077
IQVIA Holdings, Inc.* 247 49,607
Mettler-Toledo International,
Inc.* 30 37,536
Revvity, Inc. 175 20,325
Thermo Fisher Scientific, Inc. 544 288,119
Waters Corp.* 86 33,086
West Pharmaceutical Services,
Inc. 104 33,871
770,689
Machinery — 2.1%
Caterpillar, Inc. 691 280,622
Cummins, Inc. 195 73,133
Deere & Co. 366 170,519
Dover Corp. 195 40,151
Fortive Corp. 497 39,427
IDEX Corp. 108 24,908
Illinois Tool Works, Inc. 386 107,123
Ingersoll Rand, Inc. 573 59,689
Nordson Corp. 78 20,357
Otis Worldwide Corp. 568 58,493
PACCAR, Inc. 746 87,282
Parker-Hannifin Corp. 183 128,631
Pentair plc 234 25,504
Snap-on, Inc. 76 28,096
Stanley Black & Decker, Inc. 219 19,590
Westinghouse Air Brake
Technologies Corp. 250 50,155
Xylem, Inc. 346 43,855
1,257,535
Media — 0.6%
Charter Communications, Inc.,
Class
a
A* 138 54,781
Comcast Corp., Class
a
A 5,499 237,502
Fox Corp., Class
a
A 318 14,984
Fox Corp., Class
a
B 186 8,320
Investments
Shares Value
Common Stocks (continued)
Interpublic Group of Cos., Inc.
(The) 533 $ 16,422
News Corp., Class
a
A 536 15,731
News Corp., Class
a
B 157 5,038
Omnicom Group, Inc. 278 29,140
Paramount Global, Class
a
B 842 9,136
391,054
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 2,045 90,389
Newmont Corp. 1,632 68,446
Nucor Corp. 338 52,285
Steel Dynamics, Inc. 204 29,635
240,755
Multi-Utilities — 0.8%
Ameren Corp. 379 35,774
CenterPoint Energy, Inc. 924 30,141
CMS Energy Corp. 424 29,557
Consolidated Edison, Inc. 491 49,390
Dominion Energy, Inc. 1,192 70,030
DTE Energy Co. 295 37,105
NiSource, Inc. 635 24,187
Public Service Enterprise
Group, Inc. 710 66,953
Sempra 903 84,584
WEC Energy Group, Inc. 449 45,371
473,092
Oil, Gas & Consumable Fuels — 3.8%
APA Corp. 524 11,869
Chevron Corp. 2,422 392,194
ConocoPhillips 1,855 200,971
Coterra Energy, Inc. 1,049 28,029
Devon Energy Corp. 889 33,738
Diamondback Energy, Inc. 264 46,884
EOG Resources, Inc. 809 107,807
EQT Corp. 842 38,260
Exxon Mobil Corp. 6,327 746,333
Hess Corp. 395 58,136
Kinder Morgan, Inc. 2,748 77,686
Marathon Petroleum Corp. 479 74,796
Occidental Petroleum Corp. 956 48,354
ONEOK, Inc. 831 94,402
Phillips 66 594 79,584
Targa Resources Corp. 313 63,946
Texas Pacific Land Corp. 27 43,202
Valero Energy Corp. 457 63,560
Williams Cos., Inc. (The) 1,734 101,474
2,311,225
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 910 58,076
Southwest Airlines Co. 849 27,474
United Airlines Holdings, Inc.* 466 45,123
130,673

See accompanying notes to the financial statements.
S&P 500
®
EX-FINANCIALS ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
122
SPXN
::
Investments
Shares Value
Common Stocks (continued)
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 331 $ 23,872
Kenvue, Inc. 2,725 65,618
89,490
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co. 2,887 170,968
Catalent, Inc.* 256 15,644
Eli Lilly & Co. 1,124 893,974
Johnson & Johnson 3,428 531,374
Merck & Co., Inc. 3,609 366,819
Pfizer, Inc. 8,068 211,462
Viatris, Inc. 1,697 22,214
Zoetis, Inc., Class
a
A 645 113,036
2,325,491
Professional Services — 0.8%
Amentum Holdings, Inc.* 179 4,359
Automatic Data Processing, Inc. 581 178,326
Broadridge Financial Solutions,
Inc. 166 39,179
Dayforce, Inc.* 224 17,918
Equifax, Inc. 176 46,035
Jacobs Solutions, Inc. 178 25,139
Leidos Holdings, Inc. 192 31,757
Paychex, Inc. 457 66,845
Paycom Software, Inc. 70 16,234
Verisk Analytics, Inc., Class
a
A 203 59,725
485,517
Semiconductors & Semiconductor Equipment — 13.1%
Advanced Micro Devices, Inc.* 2,305 316,188
Analog Devices, Inc. 707 154,161
Applied Materials, Inc. 1,180 206,158
Broadcom, Inc. 6,628 1,074,266
Enphase Energy, Inc.* 193 13,770
First Solar, Inc.* 153 30,488
Intel Corp. 6,091 146,489
KLA Corp. 191 123,583
Lam Research Corp. 1,853 136,900
Microchip Technology, Inc. 763 52,014
Micron Technology, Inc. 1,578 154,565
Monolithic Power Systems, Inc. 70 39,735
NVIDIA Corp. 35,032 4,843,174
NXP Semiconductors NV 364 83,491
ON Semiconductor Corp.* 609 43,312
Qorvo, Inc.* 135 9,322
QUALCOMM, Inc. 1,587 251,587
Skyworks Solutions, Inc. 226 19,795
Teradyne, Inc. 232 25,520
Texas Instruments, Inc. 1,301 261,540
7,986,058
Software — 12.2%
Adobe, Inc.* 631 325,552
ANSYS, Inc.* 125 43,888
Autodesk, Inc.* 307 89,613
Investments
Shares Value
Common Stocks (continued)
Cadence Design Systems, Inc.* 391 $ 119,963
Crowdstrike Holdings, Inc.,
Class
a
A* 329 113,824
Fair Isaac Corp.* 35 83,126
Fortinet, Inc.* 905 86,020
Gen Digital, Inc. 767 23,662
Intuit, Inc. 400 256,692
Microsoft Corp. 10,588 4,483,595
Oracle Corp. 2,276 420,696
Palantir Technologies, Inc.,
Class
a
A* 2,888 193,727
Palo Alto Networks, Inc.* 463 179,561
PTC, Inc.* 171 34,210
Roper Technologies, Inc. 153 86,665
Salesforce, Inc. 1,381 455,716
ServiceNow, Inc.* 294 308,535
Synopsys, Inc.* 218 121,751
Tyler Technologies, Inc.* 61 38,379
7,465,175
Specialty Retail — 2.3%
AutoZone, Inc.* 25 79,239
Best Buy Co., Inc. 278 25,020
CarMax, Inc.* 221 18,557
Home Depot, Inc. (The) 1,412 605,932
Lowe's Cos., Inc. 811 220,941
O'Reilly Automotive, Inc.* 83 103,187
Ross Stores, Inc. 477 73,873
TJX Cos., Inc. (The) 1,609 202,235
Tractor Supply Co. 154 43,685
Ulta Beauty, Inc.* 69 26,678
1,399,347
Technology Hardware, Storage & Peripherals — 8.8%
Apple, Inc. 21,654 5,139,144
Dell Technologies, Inc., Class
a
C 413 52,695
Hewlett Packard Enterprise Co. 1,848 39,215
HP, Inc. 1,391 49,283
NetApp, Inc. 293 35,933
Seagate Technology Holdings
plc 299 30,298
Super Micro Computer, Inc.* 722 23,566
Western Digital Corp.* 464 33,867
5,404,001
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.* 217 42,523
Lululemon Athletica, Inc.* 163 52,268
NIKE, Inc., Class
a
B 1,711 134,776
Ralph Lauren Corp., Class
a
A 58 13,421
Tapestry, Inc. 326 20,303
263,291
Tobacco — 0.7%
Altria Group, Inc. 2,427 140,135
Philip Morris International, Inc. 2,214 294,595
434,730

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
123
SPXN
::
Investments
Shares Value
Common Stocks (continued)
Trading Companies & Distributors — 0.4%
Fastenal Co. 816 $ 68,185
United Rentals, Inc. 96 83,136
WW Grainger, Inc. 64 77,142
228,463
Water Utilities — 0.1%
American Water Works Co., Inc. 278 38,069
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. 698 172,364
Total Common Stocks
(Cost $44,440,931)
60,927,738
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (b) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $61,959
(Cost $61,936) $ 61,936
61,936
Total Investments — 99.9%
(Cost $44,502,867) 60,989,674
Other assets less liabilities — 0.1% 64,947
Net Assets — 100.0% $ 61,054,621
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 17,694,503
Aggregate gross unrealized depreciation (1,361,265)
Net unrealized appreciation $ 16,333,238
Federal income tax cost $ 44,656,436

S&P 500
®
EX-HEALTH CARE ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
124
SPXV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.* 38 $ 24,585
Boeing Co. (The)* 387 60,155
General Dynamics Corp. 136 38,625
General Electric Co. 571 104,013
Howmet Aerospace, Inc. 215 25,452
Huntington Ingalls Industries,
Inc. 21 4,156
L3Harris Technologies, Inc. 100 24,625
Lockheed Martin Corp. 112 59,294
Northrop Grumman Corp. 73 35,745
RTX Corp. 701 85,403
Textron, Inc. 99 8,477
TransDigm Group, Inc. 30 37,589
508,119
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. 62 6,546
Expeditors International of
Washington, Inc. 74 9,001
FedEx Corp. 119 36,018
United Parcel Service, Inc.,
Class
a
B 386 52,388
103,953
Automobile Components — 0.1%
Aptiv plc* 140 7,774
BorgWarner, Inc. 120 4,119
11,893
Automobiles — 2.3%
Ford Motor Co. 2,057 22,895
General Motors Co. 592 32,909
Tesla, Inc.* 1,461 504,279
560,083
Banks — 4.0%
Bank of America Corp. 3,556 168,945
Citigroup, Inc. 1,005 71,224
Citizens Financial Group, Inc. 236 11,361
Fifth Third Bancorp 356 17,109
Huntington Bancshares, Inc. 765 13,778
JPMorgan Chase & Co. 1,498 374,081
KeyCorp 489 9,526
M&T Bank Corp. 88 19,359
PNC Financial Services Group,
Inc. (The) 209 44,876
Regions Financial Corp. 483 13,167
Truist Financial Corp. 706 33,662
US Bancorp 821 43,751
Wells Fargo & Co. 1,793 136,573
957,412
Beverages — 1.3%
Brown-Forman Corp., Class
a
B 97 4,082
Coca-Cola Co. (The) 2,043 130,915
Constellation Brands, Inc.,
Class
a
A 83 19,999
Investments
Shares Value
Common Stocks (continued)
Keurig Dr Pepper, Inc. 557 $ 18,186
Molson Coors Beverage Co.,
Class
a
B 93 5,772
Monster Beverage Corp.* 371 20,453
PepsiCo, Inc. 724 118,338
317,745
Broadline Retail — 4.3%
Amazon.com, Inc.* 4,921 1,023,027
eBay, Inc. 258 16,329
1,039,356
Building Products — 0.6%
A O Smith Corp. 62 4,618
Allegion plc 46 6,479
Builders FirstSource, Inc.* 61 11,375
Carrier Global Corp. 442 34,198
Johnson Controls International
plc 351 29,435
Masco Corp. 115 9,264
Trane Technologies plc 119 49,530
144,899
Capital Markets — 3.6%
Ameriprise Financial, Inc. 52 29,846
Bank of New York Mellon Corp.
(The) 388 31,766
Blackrock, Inc. 73 74,664
Blackstone, Inc. 380 72,614
Cboe Global Markets, Inc. 55 11,872
Charles Schwab Corp. (The) 787 65,132
CME Group, Inc. 189 44,982
FactSet Research Systems, Inc. 20 9,813
Franklin Resources, Inc. 162 3,687
Goldman Sachs Group, Inc.
(The) 166 101,023
Intercontinental Exchange, Inc. 302 48,610
Invesco Ltd. 236 4,269
KKR & Co., Inc. 356 57,982
MarketAxess Holdings, Inc. 20 5,174
Moody's Corp. 83 41,498
Morgan Stanley 656 86,336
MSCI, Inc., Class
a
A 41 24,995
Nasdaq, Inc. 218 18,092
Northern Trust Corp. 105 11,672
Raymond James Financial, Inc. 98 16,589
S&P Global, Inc. 168 87,782
State Street Corp. 158 15,565
T. Rowe Price Group, Inc. 117 14,489
878,452
Chemicals — 1.5%
Air Products and Chemicals,
Inc. 117 39,117
Albemarle Corp. 62 6,677
Celanese Corp., Class
a
A 58 4,246
CF Industries Holdings, Inc. 94 8,428
Corteva, Inc. 364 22,655
Dow, Inc. 369 16,314
DuPont de Nemours, Inc. 220 18,390

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
125
SPXV
::
Investments
Shares Value
Common Stocks (continued)
Eastman Chemical Co. 62 $ 6,493
Ecolab, Inc. 134 33,335
FMC Corp. 66 3,900
International Flavors &
Fragrances, Inc. 134 12,242
Linde plc 253 116,630
LyondellBasell Industries NV,
Class
a
A 136 11,334
Mosaic Co. (The) 167 4,419
PPG Industries, Inc. 123 15,298
Sherwin-Williams Co. (The) 122 48,483
367,961
Commercial Services & Supplies — 0.7%
Cintas Corp. 180 40,642
Copart, Inc.* 462 29,286
Republic Services, Inc., Class
a
A 108 23,576
Rollins, Inc. 148 7,449
Veralto Corp. 129 13,957
Waste Management, Inc. 192 43,818
158,728
Communications Equipment — 1.0%
Arista Networks, Inc.* 136 55,191
Cisco Systems, Inc. 2,123 125,703
F5, Inc.* 31 7,761
Juniper Networks, Inc. 173 6,214
Motorola Solutions, Inc. 88 43,974
238,843
Construction & Engineering — 0.1%
Quanta Services, Inc. 78 26,873
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 32 19,200
Vulcan Materials Co. 70 20,169
39,369
Consumer Finance — 0.7%
American Express Co. 295 89,881
Capital One Financial Corp. 200 38,402
Discover Financial Services 132 24,081
Synchrony Financial 208 14,044
166,408
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp. 233 226,448
Dollar General Corp. 116 8,963
Dollar Tree, Inc.* 107 7,626
Kroger Co. (The) 349 21,317
Sysco Corp. 259 19,972
Target Corp. 243 32,151
Walgreens Boots Alliance, Inc. 378 3,410
Walmart, Inc. 2,288 211,640
531,527
Containers & Packaging — 0.3%
Amcor plc 762 8,108
Avery Dennison Corp. 42 8,650
Investments
Shares Value
Common Stocks (continued)
Ball Corp. 160 $ 9,945
International Paper Co. 183 10,766
Packaging Corp. of America 47 11,696
Smurfit WestRock plc 259 14,250
63,415
Distributors — 0.1%
Genuine Parts Co. 74 9,378
LKQ Corp. 139 5,461
Pool Corp. 20 7,542
22,381
Diversified Telecommunication Services — 0.8%
AT&T, Inc. 3,776 87,452
Verizon Communications, Inc. 2,217 98,302
185,754
Electric Utilities — 1.8%
Alliant Energy Corp. 135 8,532
American Electric Power Co.,
Inc. 281 28,061
Constellation Energy Corp. 164 42,076
Duke Energy Corp. 407 47,639
Edison International 204 17,901
Entergy Corp. 113 17,647
Evergy, Inc. 121 7,820
Eversource Energy 189 12,188
Exelon Corp. 527 20,848
FirstEnergy Corp. 269 11,446
NextEra Energy, Inc. 1,082 85,121
NRG Energy, Inc. 108 10,974
PG&E Corp. 1,127 24,377
Pinnacle West Capital Corp. 60 5,622
PPL Corp. 389 13,588
Southern Co. (The) 576 51,339
Xcel Energy, Inc. 294 21,333
426,512
Electrical Equipment — 0.9%
AMETEK, Inc. 122 23,714
Eaton Corp. plc 209 78,463
Emerson Electric Co. 302 40,045
GE Vernova, Inc.* 145 48,448
Generac Holdings, Inc.* 32 6,022
Hubbell, Inc., Class
a
B 28 12,883
Rockwell Automation, Inc. 60 17,708
227,283
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class
a
A 634 46,060
CDW Corp. 70 12,315
Corning, Inc. 406 19,760
Jabil, Inc. 60 8,150
Keysight Technologies, Inc.* 92 15,717
TE Connectivity plc 160 24,179
Teledyne Technologies, Inc.* 25 12,132
Trimble, Inc.* 129 9,413

See accompanying notes to the financial statements.
S&P 500
®
EX-HEALTH CARE ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
126
SPXV
::
Investments
Shares Value
Common Stocks (continued)
Zebra Technologies Corp.,
Class
a
A* 27 $ 10,989
158,715
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 523 22,986
Halliburton Co. 466 14,847
Schlumberger NV 747 32,823
70,656
Entertainment — 1.6%
Electronic Arts, Inc. 127 20,786
Live Nation Entertainment, Inc.* 83 11,475
Netflix, Inc.* 225 199,532
Take-Two Interactive Software,
Inc.* 86 16,201
Walt Disney Co. (The) 956 112,301
Warner Bros Discovery, Inc.* 1,175 12,314
372,609
Financial Services — 4.8%
Berkshire Hathaway, Inc.,
Class
a
B* 965 466,114
Corpay, Inc.* 37 14,104
Fidelity National Information
Services, Inc. 288 24,566
Fiserv, Inc.* 303 66,951
Global Payments, Inc. 133 15,822
Jack Henry & Associates, Inc. 38 6,695
Mastercard, Inc., Class
a
A 435 231,829
PayPal Holdings, Inc.* 538 46,682
Visa, Inc., Class
a
A 880 277,270
1,150,033
Food Products — 0.7%
Archer-Daniels-Midland Co. 252 13,759
Bunge Global SA 75 6,730
Conagra Brands, Inc. 252 6,943
General Mills, Inc. 294 19,480
Hershey Co. (The) 78 13,738
Hormel Foods Corp. 153 4,962
J M Smucker Co. (The) 56 6,596
Kellanova 142 11,543
Kraft Heinz Co. (The) 466 14,898
Lamb Weston Holdings, Inc. 76 5,870
McCormick & Co., Inc.
(Non-Voting) 133 10,429
Mondelez International, Inc.,
Class
a
A 704 45,725
The Campbell's Co. 104 4,805
Tyson Foods, Inc., Class
a
A 151 9,740
175,218
Gas Utilities — 0.1%
Atmos Energy Corp. 82 12,408
Ground Transportation — 1.1%
CSX Corp. 1,021 37,317
JB Hunt Transport Services,
Inc. 43 8,132
Investments
Shares Value
Common Stocks (continued)
Norfolk Southern Corp. 119 $ 32,826
Old Dominion Freight Line, Inc. 100 22,514
Uber Technologies, Inc.* 1,107 79,660
Union Pacific Corp. 320 78,291
258,740
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 82 9,039
Healthpeak Properties, Inc.,
REIT 370 8,136
Ventas, Inc., REIT 218 13,967
Welltower, Inc., REIT 305 42,145
73,287
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 370 6,815
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class
a
A* 231 31,441
Booking Holdings, Inc. 18 93,636
Caesars Entertainment, Inc.* 114 4,388
Carnival Corp.* 532 13,529
Chipotle Mexican Grill, Inc.,
Class
a
A* 722 44,417
Darden Restaurants, Inc. 63 11,105
Domino's Pizza, Inc. 18 8,571
Expedia Group, Inc.* 66 12,185
Hilton Worldwide Holdings, Inc. 130 32,947
Las Vegas Sands Corp. 186 9,869
Marriott International, Inc.,
Class
a
A 123 35,558
McDonald's Corp. 378 111,892
MGM Resorts International* 122 4,677
Norwegian Cruise Line Holdings
Ltd.* 231 6,212
Royal Caribbean Cruises Ltd. 125 30,508
Starbucks Corp. 597 61,169
Wynn Resorts Ltd. 49 4,625
Yum! Brands, Inc. 148 20,563
537,292
Household Durables — 0.4%
DR Horton, Inc. 155 26,161
Garmin Ltd. 81 17,221
Lennar Corp., Class
a
A 128 22,322
Mohawk Industries, Inc.* 28 3,887
NVR, Inc.* 2 18,471
PulteGroup, Inc. 109 14,744
102,806
Household Products — 1.3%
Church & Dwight Co., Inc. 128 14,097
Clorox Co. (The) 65 10,866
Colgate-Palmolive Co. 431 41,648
Kimberly-Clark Corp. 177 24,665
Procter & Gamble Co. (The) 1,240 222,282
313,558

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
127
SPXV
::
Investments
Shares Value
Common Stocks (continued)
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 374 $ 4,877
Vistra Corp. 180 28,771
33,648
Industrial Conglomerates — 0.5%
3M Co. 289 38,590
Honeywell International, Inc. 343 79,895
118,485
Industrial REITs — 0.2%
Prologis, Inc., REIT 487 56,872
Insurance — 2.4%
Aflac, Inc. 266 30,324
Allstate Corp. (The) 139 28,827
American International Group,
Inc. 340 26,139
Aon plc, Class
a
A 115 45,027
Arch Capital Group Ltd. 197 19,842
Arthur J Gallagher & Co. 116 36,220
Assurant, Inc. 27 6,132
Brown & Brown, Inc. 124 14,024
Chubb Ltd. 197 56,880
Cincinnati Financial Corp. 82 13,106
Erie Indemnity Co., Class
a
A 13 5,727
Everest Group Ltd. 23 8,914
Globe Life, Inc. 47 5,228
Hartford Financial Services
Group, Inc. (The) 154 18,990
Loews Corp. 96 8,326
Marsh & McLennan Cos., Inc. 258 60,173
MetLife, Inc. 310 27,351
Principal Financial Group, Inc. 112 9,754
Progressive Corp. (The) 308 82,815
Prudential Financial, Inc. 187 24,200
Travelers Cos., Inc. (The) 120 31,925
W R Berkley Corp. 159 10,264
Willis Towers Watson plc 54 17,388
587,576
Interactive Media & Services — 6.7%
Alphabet, Inc., Class
a
A 3,085 521,211
Alphabet, Inc., Class
a
C 2,529 431,169
Match Group, Inc.* 136 4,453
Meta Platforms, Inc., Class
a
A 1,151 661,042
1,617,875
IT Services — 1.3%
Accenture plc, Class
a
A 329 119,220
Akamai Technologies, Inc.* 80 7,522
Cognizant Technology Solutions
Corp., Class
a
A 262 21,088
EPAM Systems, Inc.* 30 7,317
Gartner, Inc.* 41 21,235
GoDaddy, Inc., Class
a
A* 74 14,620
International Business
Machines Corp. 485 110,294
Investments
Shares Value
Common Stocks (continued)
VeriSign, Inc.* 44 $ 8,236
309,532
Leisure Products — 0.0%(a)
Hasbro, Inc. 69 4,495
Machinery — 1.9%
Caterpillar, Inc. 255 103,558
Cummins, Inc. 72 27,003
Deere & Co. 135 62,897
Dover Corp. 73 15,031
Fortive Corp. 185 14,676
IDEX Corp. 40 9,225
Illinois Tool Works, Inc. 143 39,685
Ingersoll Rand, Inc. 213 22,188
Nordson Corp. 29 7,569
Otis Worldwide Corp. 211 21,729
PACCAR, Inc. 277 32,409
Parker-Hannifin Corp. 68 47,797
Pentair plc 87 9,482
Snap-on, Inc. 28 10,351
Stanley Black & Decker, Inc. 81 7,246
Westinghouse Air Brake
Technologies Corp. 92 18,457
Xylem, Inc. 128 16,224
465,527
Media — 0.6%
Charter Communications, Inc.,
Class
a
A* 51 20,245
Comcast Corp., Class
a
A 2,035 87,892
Fox Corp., Class
a
A 119 5,607
Fox Corp., Class
a
B 70 3,131
Interpublic Group of Cos., Inc.
(The) 197 6,070
News Corp., Class
a
A 199 5,841
News Corp., Class
a
B 59 1,893
Omnicom Group, Inc. 103 10,796
Paramount Global, Class
a
B 314 3,407
144,882
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 757 33,459
Newmont Corp. 604 25,332
Nucor Corp. 125 19,336
Steel Dynamics, Inc. 76 11,041
89,168
Multi-Utilities — 0.7%
Ameren Corp. 141 13,309
CenterPoint Energy, Inc. 343 11,189
CMS Energy Corp. 158 11,014
Consolidated Edison, Inc. 181 18,207
Dominion Energy, Inc. 442 25,967
DTE Energy Co. 109 13,710
NiSource, Inc. 236 8,989
Public Service Enterprise
Group, Inc. 263 24,801
Sempra 334 31,286

See accompanying notes to the financial statements.
S&P 500
®
EX-HEALTH CARE ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
128
SPXV
::
Investments
Shares Value
Common Stocks (continued)
WEC Energy Group, Inc. 167 $ 16,875
175,347
Office REITs — 0.0%(a)
BXP, Inc., REIT 77 6,313
Oil, Gas & Consumable Fuels — 3.6%
APA Corp. 194 4,394
Chevron Corp. 895 144,927
ConocoPhillips 686 74,321
Coterra Energy, Inc. 390 10,421
Devon Energy Corp. 329 12,486
Diamondback Energy, Inc. 98 17,404
EOG Resources, Inc. 299 39,845
EQT Corp. 312 14,177
Exxon Mobil Corp. 2,341 276,144
Hess Corp. 146 21,488
Kinder Morgan, Inc. 1,017 28,751
Marathon Petroleum Corp. 176 27,482
Occidental Petroleum Corp. 354 17,905
ONEOK, Inc. 308 34,989
Phillips 66 220 29,476
Targa Resources Corp. 116 23,699
Texas Pacific Land Corp. 10 16,001
Valero Energy Corp. 168 23,365
Williams Cos., Inc. (The) 642 37,570
854,845
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 337 21,507
Southwest Airlines Co. 315 10,193
United Airlines Holdings, Inc.* 174 16,849
48,549
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 122 8,799
Kenvue, Inc. 1,008 24,272
33,071
Professional Services — 0.7%
Amentum Holdings, Inc.* 67 1,632
Automatic Data Processing, Inc. 214 65,683
Broadridge Financial Solutions,
Inc. 62 14,633
Dayforce, Inc.* 83 6,639
Equifax, Inc. 65 17,001
Jacobs Solutions, Inc. 66 9,321
Leidos Holdings, Inc. 71 11,744
Paychex, Inc. 168 24,573
Paycom Software, Inc. 26 6,030
Verisk Analytics, Inc., Class
a
A 75 22,066
179,322
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 158 22,118
CoStar Group, Inc.* 216 17,570
39,688
Investments
Shares Value
Common Stocks (continued)
Residential REITs — 0.3%
AvalonBay Communities, Inc.,
REIT 75 $ 17,651
Camden Property Trust, REIT 56 7,045
Equity Residential, REIT 180 13,799
Essex Property Trust, Inc., REIT 34 10,555
Invitation Homes, Inc., REIT 300 10,275
Mid-America Apartment
Communities, Inc., REIT 62 10,178
UDR, Inc., REIT 158 7,246
76,749
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 40 4,666
Kimco Realty Corp., REIT 355 9,077
Realty Income Corp., REIT 458 26,514
Regency Centers Corp., REIT 86 6,501
Simon Property Group, Inc.,
REIT 161 29,559
76,317
Semiconductors & Semiconductor Equipment — 12.3%
Advanced Micro Devices, Inc.* 852 116,873
Analog Devices, Inc. 261 56,911
Applied Materials, Inc. 437 76,348
Broadcom, Inc. 2,451 397,258
Enphase Energy, Inc.* 71 5,066
First Solar, Inc.* 56 11,159
Intel Corp. 2,254 54,209
KLA Corp. 71 45,939
Lam Research Corp. 691 51,051
Microchip Technology, Inc. 283 19,292
Micron Technology, Inc. 584 57,203
Monolithic Power Systems, Inc. 26 14,759
NVIDIA Corp. 12,955 1,791,029
NXP Semiconductors NV 134 30,736
ON Semiconductor Corp.* 226 16,073
Qorvo, Inc.* 50 3,452
QUALCOMM, Inc. 587 93,057
Skyworks Solutions, Inc. 84 7,358
Teradyne, Inc. 86 9,460
Texas Instruments, Inc. 482 96,896
2,954,129
Software — 11.5%
Adobe, Inc.* 233 120,212
ANSYS, Inc.* 46 16,151
Autodesk, Inc.* 114 33,276
Cadence Design Systems, Inc.* 144 44,181
Crowdstrike Holdings, Inc.,
Class
a
A* 122 42,208
Fair Isaac Corp.* 13 30,875
Fortinet, Inc.* 335 31,842
Gen Digital, Inc. 285 8,792
Intuit, Inc. 147 94,334
Microsoft Corp. 3,915 1,657,846
Oracle Corp. 842 155,635

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
129
SPXV
::
Investments
Shares Value
Common Stocks (continued)
Palantir Technologies, Inc.,
Class
a
A* 1,061 $ 71,172
Palo Alto Networks, Inc.* 170 65,929
PTC, Inc.* 63 12,604
Roper Technologies, Inc. 57 32,287
Salesforce, Inc. 510 168,295
ServiceNow, Inc.* 109 114,389
Synopsys, Inc.* 81 45,238
Tyler Technologies, Inc.* 23 14,471
2,759,737
Specialized REITs — 1.1%
American Tower Corp., REIT 245 51,205
Crown Castle, Inc., REIT 228 24,225
Digital Realty Trust, Inc., REIT 161 31,506
Equinix, Inc., REIT 50 49,074
Extra Space Storage, Inc., REIT 112 19,148
Iron Mountain, Inc., REIT 154 19,045
Public Storage, REIT 83 28,888
SBA Communications Corp.,
Class
a
A, REIT 57 12,896
VICI Properties, Inc., Class
a
A,
REIT 552 18,001
Weyerhaeuser Co., REIT 384 12,388
266,376
Specialty Retail — 2.1%
AutoZone, Inc.* 9 28,526
Best Buy Co., Inc. 103 9,270
CarMax, Inc.* 82 6,885
Home Depot, Inc. (The) 522 224,006
Lowe's Cos., Inc. 300 81,729
O'Reilly Automotive, Inc.* 31 38,540
Ross Stores, Inc. 175 27,102
TJX Cos., Inc. (The) 595 74,786
Tractor Supply Co. 57 16,169
Ulta Beauty, Inc.* 25 9,666
516,679
Technology Hardware, Storage & Peripherals — 8.3%
Apple, Inc. 8,008 1,900,540
Dell Technologies, Inc., Class
a
C 151 19,266
Hewlett Packard Enterprise Co. 685 14,536
HP, Inc. 515 18,246
NetApp, Inc. 108 13,245
Seagate Technology Holdings
plc 111 11,248
Super Micro Computer, Inc.* 271 8,845
Western Digital Corp.* 172 12,554
1,998,480
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.* 80 15,677
Lululemon Athletica, Inc.* 61 19,560
NIKE, Inc., Class
a
B 633 49,862
Ralph Lauren Corp., Class
a
A 21 4,859
Tapestry, Inc. 121 7,536
97,494
Investments
Shares Value
Common Stocks (continued)
Tobacco — 0.7%
Altria Group, Inc. 898 $ 51,851
Philip Morris International, Inc. 818 108,843
160,694
Trading Companies & Distributors — 0.3%
Fastenal Co. 302 25,235
United Rentals, Inc. 35 30,310
WW Grainger, Inc. 23 27,723
83,268
Water Utilities — 0.1%
American Water Works Co., Inc. 103 14,105
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. 258 63,711
Total Common Stocks
(Cost $16,241,331)
24,042,037
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (b) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $30,088
(Cost $30,076) $ 30,076
30,076
Total Investments — 99.9%
(Cost $16,271,407) 24,072,113
Other assets less liabilities — 0.1% 23,632
Net Assets — 100.0% $ 24,095,745
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 8,173,517
Aggregate gross unrealized depreciation (404,946)
Net unrealized appreciation $ 7,768,571
Federal income tax cost $ 16,303,542

S&P 500
®
EX-TECHNOLOGY ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
130
SPXT
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .9%
Aerospace & Defense — 2.7%
Axon Enterprise, Inc.* 384 $ 248,433
Boeing Co. (The)* 3,906 607,149
General Dynamics Corp. 1,378 391,366
General Electric Co. 5,796 1,055,799
Howmet Aerospace, Inc. 2,182 258,305
Huntington Ingalls Industries,
Inc. 210 41,563
L3Harris Technologies, Inc. 1,014 249,697
Lockheed Martin Corp. 1,134 600,351
Northrop Grumman Corp. 735 359,893
RTX Corp. 7,110 866,211
Textron, Inc. 1,001 85,716
TransDigm Group, Inc. 300 375,891
5,140,374
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc. 627 66,199
Expeditors International of
Washington, Inc. 754 91,716
FedEx Corp. 1,205 364,717
United Parcel Service, Inc.,
Class
a
B 3,915 531,344
1,053,976
Automobile Components — 0.1%
Aptiv plc* 1,420 78,853
BorgWarner, Inc. 1,217 41,767
120,620
Automobiles — 3.0%
Ford Motor Co. 20,869 232,272
General Motors Co. 6,007 333,929
Tesla, Inc.* 14,830 5,118,723
5,684,924
Banks — 5.2%
Bank of America Corp. 36,083 1,714,303
Citigroup, Inc. 10,197 722,661
Citizens Financial Group, Inc. 2,396 115,344
Fifth Third Bancorp 3,617 173,833
Huntington Bancshares, Inc. 7,763 139,812
JPMorgan Chase & Co. 15,207 3,797,492
KeyCorp 4,961 96,640
M&T Bank Corp. 893 196,451
PNC Financial Services Group,
Inc. (The) 2,125 456,280
Regions Financial Corp. 4,891 133,329
Truist Financial Corp. 7,158 341,293
US Bancorp 8,341 444,492
Wells Fargo & Co. 18,193 1,385,761
9,717,691
Beverages — 1.7%
Brown-Forman Corp., Class
a
B 980 41,238
Coca-Cola Co. (The) 20,733 1,328,571
Constellation Brands, Inc.,
Class
a
A 837 201,675
Investments
Shares Value
Common Stocks (continued)
Keurig Dr Pepper, Inc. 6,018 $ 196,488
Molson Coors Beverage Co.,
Class
a
B 939 58,274
Monster Beverage Corp.* 3,770 207,840
PepsiCo, Inc. 7,342 1,200,050
3,234,136
Biotechnology — 2.4%
AbbVie, Inc. 9,441 1,727,042
Amgen, Inc. 2,872 812,403
Biogen, Inc.* 779 125,131
Gilead Sciences, Inc. 6,654 616,027
Incyte Corp.* 854 63,700
Moderna, Inc.* 1,808 77,852
Regeneron Pharmaceuticals,
Inc.* 567 425,375
Vertex Pharmaceuticals, Inc.* 1,380 646,019
4,493,549
Broadline Retail — 5.6%
Amazon.com, Inc.* 49,928 10,379,532
eBay, Inc. 2,614 165,440
10,544,972
Building Products — 0.8%
A O Smith Corp. 641 47,748
Allegion plc 466 65,632
Builders FirstSource, Inc.* 622 115,984
Carrier Global Corp. 4,487 347,159
Johnson Controls International
plc 3,571 299,464
Masco Corp. 1,167 94,014
Trane Technologies plc 1,206 501,961
1,471,962
Capital Markets — 4.8%
Ameriprise Financial, Inc. 525 301,334
Bank of New York Mellon Corp.
(The) 3,944 322,895
Blackrock, Inc. 744 760,963
Blackstone, Inc. 3,849 735,505
Cboe Global Markets, Inc. 559 120,660
Charles Schwab Corp. (The) 7,985 660,839
CME Group, Inc. 1,925 458,150
FactSet Research Systems, Inc. 203 99,606
Franklin Resources, Inc. 1,649 37,531
Goldman Sachs Group, Inc.
(The) 1,688 1,027,266
Intercontinental Exchange, Inc. 3,069 493,986
Invesco Ltd. 2,405 43,507
KKR & Co., Inc. 3,605 587,146
MarketAxess Holdings, Inc. 202 52,255
Moody's Corp. 837 418,483
Morgan Stanley 6,659 876,391
MSCI, Inc., Class
a
A 420 256,045
Nasdaq, Inc. 2,212 183,574
Northern Trust Corp. 1,078 119,831
Raymond James Financial, Inc. 991 167,757
S&P Global, Inc. 1,711 894,015
State Street Corp. 1,596 157,222

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
131
SPXT
::
Investments
Shares Value
Common Stocks (continued)
T. Rowe Price Group, Inc. 1,190 $ 147,370
8,922,331
Chemicals — 2.0%
Air Products and Chemicals,
Inc. 1,188 397,184
Albemarle Corp.(a) 628 67,636
Celanese Corp., Class
a
A 584 42,755
CF Industries Holdings, Inc. 964 86,432
Corteva, Inc. 3,700 230,288
Dow, Inc. 3,746 165,611
DuPont de Nemours, Inc. 2,231 186,489
Eastman Chemical Co. 625 65,450
Ecolab, Inc. 1,354 336,835
FMC Corp. 667 39,413
International Flavors &
Fragrances, Inc. 1,366 124,798
Linde plc 2,569 1,184,283
LyondellBasell Industries NV,
Class
a
A 1,390 115,843
Mosaic Co. (The) 1,703 45,061
PPG Industries, Inc. 1,247 155,089
Sherwin-Williams Co. (The) 1,240 492,776
3,735,943
Commercial Services & Supplies — 0.9%
Cintas Corp. 1,831 413,422
Copart, Inc.* 4,681 296,729
Republic Services, Inc., Class
a
A 1,091 238,165
Rollins, Inc. 1,501 75,545
Veralto Corp. 1,321 142,919
Waste Management, Inc. 1,952 445,485
1,612,265
Construction & Engineering — 0.1%
Quanta Services, Inc. 787 271,137
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 327 196,200
Vulcan Materials Co. 706 203,420
399,620
Consumer Finance — 0.9%
American Express Co. 3,002 914,649
Capital One Financial Corp. 2,041 391,893
Discover Financial Services 1,342 244,821
Synchrony Financial 2,112 142,602
1,693,965
Consumer Staples Distribution & Retail — 2.9%
Costco Wholesale Corp. 2,370 2,303,356
Dollar General Corp. 1,175 90,792
Dollar Tree, Inc.* 1,080 76,971
Kroger Co. (The) 3,549 216,773
Sysco Corp. 2,628 202,645
Target Corp. 2,473 327,203
Walgreens Boots Alliance, Inc. 3,830 34,547
Walmart, Inc. 23,216 2,147,480
5,399,767
Investments
Shares Value
Common Stocks (continued)
Containers & Packaging — 0.3%
Amcor plc 7,725 $ 82,194
Avery Dennison Corp. 430 88,559
Ball Corp. 1,623 100,886
International Paper Co. 1,857 109,247
Packaging Corp. of America 477 118,701
Smurfit WestRock plc 2,637 145,088
644,675
Distributors — 0.1%
Genuine Parts Co. 745 94,414
LKQ Corp. 1,407 55,281
Pool Corp. 204 76,926
226,621
Diversified Telecommunication Services — 1.0%
AT&T, Inc. 38,325 887,607
Verizon Communications, Inc. 22,500 997,650
1,885,257
Electric Utilities — 2.3%
Alliant Energy Corp. 1,371 86,647
American Electric Power Co.,
Inc. 2,844 284,002
Constellation Energy Corp. 1,671 428,712
Duke Energy Corp. 4,126 482,948
Edison International 2,064 181,116
Entergy Corp. 1,143 178,502
Evergy, Inc. 1,229 79,430
Eversource Energy 1,910 123,176
Exelon Corp. 5,345 211,448
FirstEnergy Corp. 2,740 116,587
NextEra Energy, Inc. 10,981 863,875
NRG Energy, Inc. 1,103 112,076
PG&E Corp. 11,425 247,123
Pinnacle West Capital Corp. 607 56,876
PPL Corp. 3,943 137,729
Southern Co. (The) 5,844 520,876
Xcel Energy, Inc. 2,980 216,229
4,327,352
Electrical Equipment — 1.2%
AMETEK, Inc. 1,238 240,642
Eaton Corp. plc 2,128 798,894
Emerson Electric Co. 3,061 405,889
GE Vernova, Inc.* 1,469 490,822
Generac Holdings, Inc.* 322 60,600
Hubbell, Inc., Class
a
B 287 132,046
Rockwell Automation, Inc. 606 178,855
2,307,748
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class
a
A 5,310 233,374
Halliburton Co. 4,719 150,347
Schlumberger NV 7,590 333,505
717,226

See accompanying notes to the financial statements.
S&P 500
®
EX-TECHNOLOGY ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
132
SPXT
::
Investments
Shares Value
Common Stocks (continued)
Entertainment — 2.0%
Electronic Arts, Inc. 1,285 $ 210,316
Live Nation Entertainment, Inc.* 837 115,715
Netflix, Inc.* 2,294 2,034,342
Take-Two Interactive Software,
Inc.* 871 164,079
Walt Disney Co. (The) 9,694 1,138,754
Warner Bros Discovery, Inc.* 11,926 124,985
3,788,191
Financial Services — 6.2%
Berkshire Hathaway, Inc.,
Class
a
B* 9,791 4,729,249
Corpay, Inc.* 371 141,418
Fidelity National Information
Services, Inc. 2,916 248,735
Fiserv, Inc.* 3,077 679,894
Global Payments, Inc. 1,360 161,786
Jack Henry & Associates, Inc. 390 68,710
Mastercard, Inc., Class
a
A 4,410 2,350,265
PayPal Holdings, Inc.* 5,464 474,111
Visa, Inc., Class
a
A 8,928 2,813,034
11,667,202
Food Products — 1.0%
Archer-Daniels-Midland Co. 2,556 139,558
Bunge Global SA 757 67,933
Conagra Brands, Inc. 2,561 70,556
General Mills, Inc. 2,975 197,123
Hershey Co. (The) 789 138,967
Hormel Foods Corp. 1,553 50,364
J M Smucker Co. (The) 569 67,022
Kellanova 1,434 116,570
Kraft Heinz Co. (The) 4,718 150,834
Lamb Weston Holdings, Inc. 768 59,320
McCormick & Co., Inc.
(Non-Voting) 1,347 105,618
Mondelez International, Inc.,
Class
a
A 7,140 463,743
The Campbell's Co. 1,053 48,649
Tyson Foods, Inc., Class
a
A 1,528 98,556
1,774,813
Gas Utilities — 0.1%
Atmos Energy Corp. 830 125,596
Ground Transportation — 1.4%
CSX Corp. 10,363 378,768
JB Hunt Transport Services,
Inc. 431 81,506
Norfolk Southern Corp. 1,208 333,227
Old Dominion Freight Line, Inc. 1,008 226,941
Uber Technologies, Inc.* 11,229 808,039
Union Pacific Corp. 3,256 796,613
2,625,094
Health Care Equipment & Supplies — 3.4%
Abbott Laboratories 9,300 1,104,561
Align Technology, Inc.* 375 87,289
Investments
Shares Value
Common Stocks (continued)
Baxter International, Inc. 2,727 $ 91,927
Becton Dickinson & Co. 1,545 342,835
Boston Scientific Corp.* 7,871 713,585
Cooper Cos., Inc. (The)* 1,064 111,145
Dexcom, Inc.* 2,142 167,055
Edwards Lifesciences Corp.* 3,220 229,747
GE HealthCare Technologies,
Inc. 2,442 203,223
Hologic, Inc.* 1,241 98,660
IDEXX Laboratories, Inc.* 440 185,570
Insulet Corp.* 375 100,042
Intuitive Surgical, Inc.* 1,896 1,027,632
Medtronic plc 6,855 593,232
ResMed, Inc. 785 195,481
Solventum Corp.* 739 52,846
STERIS plc 527 115,445
Stryker Corp. 1,833 718,811
Teleflex, Inc. 252 48,598
Zimmer Biomet Holdings, Inc. 1,089 122,077
6,309,761
Health Care Providers & Services — 3.4%
Cardinal Health, Inc. 1,303 159,279
Cencora, Inc. 932 234,445
Centene Corp.* 2,812 168,720
Cigna Group (The) 1,494 504,673
CVS Health Corp. 6,724 402,431
DaVita, Inc.* 247 41,044
Elevance Health, Inc. 1,239 504,223
HCA Healthcare, Inc. 993 324,929
Henry Schein, Inc.* 677 52,163
Humana, Inc. 644 190,869
Labcorp Holdings, Inc. 449 108,281
McKesson Corp. 693 435,550
Molina Healthcare, Inc.* 313 93,243
Quest Diagnostics, Inc. 595 96,783
UnitedHealth Group, Inc. 4,936 3,011,947
Universal Health Services, Inc.,
Class
a
B 318 65,190
6,393,770
Health Care REITs — 0.4%
Alexandria Real Estate Equities,
Inc., REIT 832 91,711
Healthpeak Properties, Inc.,
REIT 3,762 82,726
Ventas, Inc., REIT 2,208 141,467
Welltower, Inc., REIT 3,093 427,391
743,295
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 3,755 69,167
Hotels, Restaurants & Leisure — 2.9%
Airbnb, Inc., Class
a
A* 2,352 320,131
Booking Holdings, Inc. 179 931,154
Caesars Entertainment, Inc.* 1,156 44,494
Carnival Corp.* 5,400 137,322

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: S&P 500
®
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::
Investments
Shares Value
Common Stocks (continued)
Chipotle Mexican Grill, Inc.,
Class
a
A* 7,320 $ 450,326
Darden Restaurants, Inc. 633 111,579
Domino's Pizza, Inc. 187 89,048
Expedia Group, Inc.* 666 122,957
Hilton Worldwide Holdings, Inc. 1,317 333,781
Las Vegas Sands Corp. 1,889 100,230
Marriott International, Inc.,
Class
a
A 1,249 361,073
McDonald's Corp. 3,834 1,134,902
MGM Resorts International* 1,234 47,312
Norwegian Cruise Line Holdings
Ltd.* 2,350 63,192
Royal Caribbean Cruises Ltd. 1,266 308,980
Starbucks Corp. 6,057 620,600
Wynn Resorts Ltd. 500 47,190
Yum! Brands, Inc. 1,503 208,827
5,433,098
Household Durables — 0.5%
DR Horton, Inc. 1,568 264,647
Garmin Ltd. 822 174,757
Lennar Corp., Class
a
A 1,292 225,312
Mohawk Industries, Inc.* 280 38,872
NVR, Inc.* 16 147,769
PulteGroup, Inc. 1,109 150,015
1,001,372
Household Products — 1.7%
Church & Dwight Co., Inc. 1,309 144,160
Clorox Co. (The) 662 110,667
Colgate-Palmolive Co. 4,367 421,983
Kimberly-Clark Corp. 1,800 250,830
Procter & Gamble Co. (The) 12,582 2,255,449
3,183,089
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 3,800 49,552
Vistra Corp. 1,836 293,466
343,018
Industrial Conglomerates — 0.6%
3M Co. 2,936 392,044
Honeywell International, Inc. 3,481 810,829
1,202,873
Industrial REITs — 0.3%
Prologis, Inc., REIT 4,949 577,944
Insurance — 3.2%
Aflac, Inc. 2,694 307,116
Allstate Corp. (The) 1,411 292,627
American International Group,
Inc. 3,442 264,621
Aon plc, Class
a
A 1,161 454,578
Arch Capital Group Ltd. 2,002 201,641
Arthur J Gallagher & Co. 1,171 365,633
Assurant, Inc. 277 62,907
Brown & Brown, Inc. 1,266 143,185
Investments
Shares Value
Common Stocks (continued)
Chubb Ltd. 2,008 $ 579,770
Cincinnati Financial Corp. 835 133,458
Erie Indemnity Co., Class
a
A 133 58,595
Everest Group Ltd. 231 89,526
Globe Life, Inc. 480 53,395
Hartford Financial Services
Group, Inc. (The) 1,566 193,104
Loews Corp. 974 84,475
Marsh & McLennan Cos., Inc. 2,628 612,928
MetLife, Inc. 3,144 277,395
Principal Financial Group, Inc. 1,139 99,196
Progressive Corp. (The) 3,130 841,594
Prudential Financial, Inc. 1,908 246,914
Travelers Cos., Inc. (The) 1,218 324,037
W R Berkley Corp. 1,607 103,732
Willis Towers Watson plc 543 174,846
5,965,273
Interactive Media & Services — 8.8%
Alphabet, Inc., Class
a
A 31,316 5,290,838
Alphabet, Inc., Class
a
C 25,672 4,376,819
Match Group, Inc.* 1,378 45,116
Meta Platforms, Inc., Class
a
A 11,677 6,706,335
16,419,108
Leisure Products — 0.0%(b)
Hasbro, Inc. 700 45,605
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc. 1,559 215,095
Bio-Techne Corp. 842 63,453
Charles River Laboratories
International, Inc.* 276 54,941
Danaher Corp. 3,436 823,575
IQVIA Holdings, Inc.* 926 185,978
Mettler-Toledo International,
Inc.* 113 141,386
Revvity, Inc. 659 76,536
Thermo Fisher Scientific, Inc. 2,042 1,081,504
Waters Corp.* 317 121,956
West Pharmaceutical Services,
Inc. 388 126,364
2,890,788
Machinery — 2.5%
Caterpillar, Inc. 2,592 1,052,637
Cummins, Inc. 733 274,904
Deere & Co. 1,370 638,283
Dover Corp. 735 151,337
Fortive Corp. 1,873 148,585
IDEX Corp. 405 93,405
Illinois Tool Works, Inc. 1,444 400,739
Ingersoll Rand, Inc. 2,157 224,695
Nordson Corp. 291 75,948
Otis Worldwide Corp. 2,141 220,480
PACCAR, Inc. 2,802 327,834
Parker-Hannifin Corp. 687 482,892
Pentair plc 885 96,456
Snap-on, Inc. 282 104,253
Stanley Black & Decker, Inc. 823 73,617

See accompanying notes to the financial statements.
S&P 500
®
EX-TECHNOLOGY ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
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Investments
Shares Value
Common Stocks (continued)
Westinghouse Air Brake
Technologies Corp. 936 $ 187,780
Xylem, Inc. 1,298 164,522
4,718,367
Media — 0.8%
Charter Communications, Inc.,
Class
a
A* 519 206,025
Comcast Corp., Class
a
A 20,648 891,787
Fox Corp., Class
a
A 1,201 56,591
Fox Corp., Class
a
B 705 31,535
Interpublic Group of Cos., Inc.
(The) 2,008 61,866
News Corp., Class
a
A 2,022 59,346
News Corp., Class
a
B 600 19,254
Omnicom Group, Inc. 1,046 109,642
Paramount Global, Class
a
B 3,179 34,492
1,470,538
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. 7,680 339,456
Newmont Corp. 6,133 257,218
Nucor Corp. 1,269 196,302
Steel Dynamics, Inc. 767 111,422
904,398
Multi-Utilities — 1.0%
Ameren Corp. 1,426 134,600
CenterPoint Energy, Inc. 3,483 113,616
CMS Energy Corp. 1,597 111,327
Consolidated Edison, Inc. 1,848 185,890
Dominion Energy, Inc. 4,484 263,435
DTE Energy Co. 1,107 139,239
NiSource, Inc. 2,397 91,302
Public Service Enterprise
Group, Inc. 2,663 251,121
Sempra 3,384 316,979
WEC Energy Group, Inc. 1,689 170,673
1,778,182
Office REITs — 0.0%(b)
BXP, Inc., REIT 777 63,706
Oil, Gas & Consumable Fuels — 4.6%
APA Corp. 1,977 44,779
Chevron Corp. 9,091 1,472,106
ConocoPhillips 6,969 755,021
Coterra Energy, Inc. 3,951 105,571
Devon Energy Corp. 3,347 127,019
Diamondback Energy, Inc. 1,001 177,768
EOG Resources, Inc. 3,039 404,977
EQT Corp. 3,175 144,272
Exxon Mobil Corp. 23,747 2,801,196
Hess Corp. 1,477 217,385
Kinder Morgan, Inc. 10,321 291,775
Marathon Petroleum Corp. 1,789 279,352
Occidental Petroleum Corp. 3,599 182,037
ONEOK, Inc. 3,122 354,659
Phillips 66 2,237 299,713
Targa Resources Corp. 1,171 239,235
Investments
Shares Value
Common Stocks (continued)
Texas Pacific Land Corp. 101 $ 161,609
Valero Energy Corp. 1,712 238,105
Williams Cos., Inc. (The) 6,515 381,258
8,677,837
Passenger Airlines — 0.3%
Delta Air Lines, Inc. 3,427 218,711
Southwest Airlines Co. 3,202 103,617
United Airlines Holdings, Inc.* 1,758 170,227
492,555
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The),
Class
a
A 1,245 89,789
Kenvue, Inc. 10,237 246,507
336,296
Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co. 10,836 641,708
Catalent, Inc.* 967 59,093
Eli Lilly & Co. 4,216 3,353,196
Johnson & Johnson 12,867 1,994,514
Merck & Co., Inc. 13,548 1,377,019
Pfizer, Inc. 30,288 793,848
Viatris, Inc. 6,379 83,501
Zoetis, Inc., Class
a
A 2,422 424,455
8,727,334
Professional Services — 1.0%
Amentum Holdings, Inc.* 669 16,290
Automatic Data Processing, Inc. 2,180 669,107
Broadridge Financial Solutions,
Inc. 624 147,276
Dayforce, Inc.* 845 67,592
Equifax, Inc. 661 172,891
Jacobs Solutions, Inc. 669 94,483
Leidos Holdings, Inc. 720 119,088
Paychex, Inc. 1,713 250,561
Paycom Software, Inc. 260 60,299
Verisk Analytics, Inc., Class
a
A 761 223,894
1,821,481
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 1,610 225,384
CoStar Group, Inc.* 2,190 178,135
403,519
Residential REITs — 0.4%
AvalonBay Communities, Inc.,
REIT 759 178,631
Camden Property Trust, REIT 570 71,706
Equity Residential, REIT 1,824 139,828
Essex Property Trust, Inc., REIT 343 106,488
Invitation Homes, Inc., REIT 3,045 104,291
Mid-America Apartment
Communities, Inc., REIT 625 102,600
UDR, Inc., REIT 1,604 73,559
777,103

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
135
SPXT
::
Investments
Shares Value
Common Stocks (continued)
Retail REITs — 0.4%
Federal Realty Investment Trust,
REIT 402 $ 46,893
Kimco Realty Corp., REIT 3,603 92,129
Realty Income Corp., REIT 4,655 269,478
Regency Centers Corp., REIT 873 65,990
Simon Property Group, Inc.,
REIT 1,638 300,737
775,227
Specialized REITs — 1.4%
American Tower Corp., REIT 2,497 521,873
Crown Castle, Inc., REIT 2,323 246,819
Digital Realty Trust, Inc., REIT 1,645 321,910
Equinix, Inc., REIT 507 497,610
Extra Space Storage, Inc., REIT 1,133 193,698
Iron Mountain, Inc., REIT 1,568 193,915
Public Storage, REIT 842 293,058
SBA Communications Corp.,
Class
a
A, REIT 574 129,867
VICI Properties, Inc., Class
a
A,
REIT 5,597 182,518
Weyerhaeuser Co., REIT 3,887 125,395
2,706,663
Specialty Retail — 2.8%
AutoZone, Inc.* 91 288,428
Best Buy Co., Inc. 1,049 94,410
CarMax, Inc.* 834 70,031
Home Depot, Inc. (The) 5,300 2,274,389
Lowe's Cos., Inc. 3,046 829,822
O'Reilly Automotive, Inc.* 310 385,398
Ross Stores, Inc. 1,783 276,133
TJX Cos., Inc. (The) 6,041 759,293
Tractor Supply Co. 577 163,678
Ulta Beauty, Inc.* 255 98,593
5,240,175
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.* 815 159,707
Lululemon Athletica, Inc.* 615 197,206
NIKE, Inc., Class
a
B 6,422 505,861
Ralph Lauren Corp., Class
a
A 214 49,520
Tapestry, Inc. 1,231 76,667
988,961
Tobacco — 0.9%
Altria Group, Inc. 9,120 526,589
Philip Morris International, Inc. 8,310 1,105,728
1,632,317
Trading Companies & Distributors — 0.5%
Fastenal Co. 3,061 255,777
United Rentals, Inc. 356 308,296
WW Grainger, Inc. 237 285,666
849,739
Investments
Shares Value
Common Stocks (continued)
Water Utilities — 0.1%
American Water Works Co., Inc. 1,042 $ 142,692
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. 2,619 646,736
Total Common Stocks
(Cost $172,249,783)
187,318,994
Securities Lending Reinvestments (c) — 0 .0% (b)
Investment Companies — 0 .0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (d)
(Cost $24,806) 24,806 24,806
Principal
Amount
Short-Term Investments — 0 .0% (b)
Repurchase Agreements (e) — 0 .0% (b)
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $80,318
(Cost $80,286) $ 80,286
80,286
Total Investments — 99.9%
(Cost $172,354,875) 187,424,086
Other assets less liabilities — 0.1% 141,665
Net Assets — 100.0% $ 187,565,751
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November
30, 2024 was $24,233, collateralized in the form of cash with a value of $24,806 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $24,806.
(d) Rate shown is the 7-day yield as of November 30, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

See accompanying notes to the financial statements.
S&P 500
®
EX-TECHNOLOGY ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
136
SPXT
::
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 16,574,135
Aggregate gross unrealized depreciation (1,581,038)
Net unrealized appreciation $ 14,993,097
Federal income tax cost $ 172,430,989

NOVEMBER 30, 2024 (UNAUDITED) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
137
ISPY
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 96 .3%
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.* 596 $ 385,588
Boeing Co. (The)* 5,938 923,003
General Dynamics Corp. 2,093 594,433
General Electric Co. 8,818 1,606,287
Howmet Aerospace, Inc. 3,306 391,364
Huntington Ingalls Industries,
Inc. 310 61,355
L3Harris Technologies, Inc. 1,558 383,657
Lockheed Martin Corp. 1,731 916,409
Northrop Grumman Corp. 1,113 544,980
RTX Corp. 10,820 1,318,201
Textron, Inc. 1,543 132,127
TransDigm Group, Inc. 439 550,054
7,807,458
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. 953 100,618
Expeditors International of
Washington, Inc. 1,142 138,913
FedEx Corp. 1,833 554,794
United Parcel Service, Inc.,
Class
a
B 5,952 807,805
1,602,130
Automobile Components — 0.0%(b)
Aptiv plc* 2,157 119,778
BorgWarner, Inc. 1,861 63,870
183,648
Automobiles — 2.0%
Ford Motor Co. 31,758 353,467
General Motors Co. 9,133 507,703
Tesla, Inc.* 22,535 7,778,181
8,639,351
Banks — 3.4%
Bank of America Corp. 54,883 2,607,491
Citigroup, Inc. 15,493 1,097,989
Citizens Financial Group, Inc. 3,661 176,241
Fifth Third Bancorp 5,489 263,801
Huntington Bancshares, Inc. 11,824 212,950
JPMorgan Chase & Co. 23,124 5,774,525
KeyCorp 7,569 147,444
M&T Bank Corp. 1,342 295,227
PNC Financial Services Group,
Inc. (The) 3,223 692,043
Regions Financial Corp. 7,431 202,569
Truist Financial Corp. 10,896 519,521
US Bancorp 12,701 676,836
Wells Fargo & Co. 27,680 2,108,386
14,775,023
Beverages — 1.1%
Brown-Forman Corp., Class
a
B 1,476 62,110
Coca-Cola Co. (The) 31,513 2,019,353
Constellation Brands, Inc.,
Class
a
A 1,262 304,079
Investments
Shares Value
Common Stocks (a) (continued)
Keurig Dr Pepper, Inc. 9,153 $ 298,845
Molson Coors Beverage Co.,
Class
a
B 1,414 87,753
Monster Beverage Corp.* 5,746 316,777
PepsiCo, Inc. 11,159 1,823,939
4,912,856
Biotechnology — 1.6%
AbbVie, Inc. 14,345 2,624,131
Amgen, Inc. 4,358 1,232,747
Biogen, Inc.* 1,177 189,062
Gilead Sciences, Inc. 10,118 936,724
Incyte Corp.* 1,290 96,221
Moderna, Inc.* 2,764 119,018
Regeneron Pharmaceuticals,
Inc.* 867 650,441
Vertex Pharmaceuticals, Inc.* 2,095 980,732
6,829,076
Broadline Retail — 3.7%
Amazon.com, Inc.* 75,932 15,785,503
eBay, Inc. 3,981 251,958
16,037,461
Building Products — 0.5%
A O Smith Corp. 976 72,702
Allegion plc 720 101,405
Builders FirstSource, Inc.* 946 176,401
Carrier Global Corp. 6,834 528,747
Johnson Controls International
plc 5,415 454,102
Masco Corp. 1,783 143,638
Trane Technologies plc 1,836 764,180
2,241,175
Capital Markets — 3.2%
Ameriprise Financial, Inc. 805 462,046
Bank of New York Mellon Corp.
(The) 6,004 491,547
Blackrock, Inc. 1,128 1,153,718
Blackstone, Inc. 5,857 1,119,214
Cboe Global Markets, Inc. 855 184,552
Charles Schwab Corp. (The) 12,139 1,004,624
CME Group, Inc. 2,930 697,340
FactSet Research Systems, Inc. 299 146,710
Franklin Resources, Inc. 2,499 56,877
Goldman Sachs Group, Inc.
(The) 2,583 1,571,936
Intercontinental Exchange, Inc. 4,677 752,810
Invesco Ltd. 3,679 66,553
KKR & Co., Inc. 5,463 889,759
MarketAxess Holdings, Inc. 297 76,831
Moody's Corp. 1,261 630,475
Morgan Stanley 10,120 1,331,893
MSCI, Inc., Class
a
A 655 399,308
Nasdaq, Inc. 3,350 278,017
Northern Trust Corp. 1,653 183,747
Raymond James Financial, Inc. 1,489 252,058
S&P Global, Inc. 2,616 1,366,886
State Street Corp. 2,415 237,902

See accompanying notes to the financial statements.
S&P 500
®
HIGH INCOME ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
138
ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
T. Rowe Price Group, Inc. 1,812 $ 224,398
13,579,201
Chemicals — 1.3%
Air Products and Chemicals,
Inc. 1,810 605,137
Albemarle Corp.(c) 955 102,853
Celanese Corp., Class
a
A 894 65,450
CF Industries Holdings, Inc. 1,455 130,455
Corteva, Inc. 5,645 351,345
Dow, Inc. 5,712 252,528
DuPont de Nemours, Inc. 3,380 282,534
Eastman Chemical Co. 950 99,484
Ecolab, Inc. 2,057 511,720
FMC Corp. 1,017 60,095
International Flavors &
Fragrances, Inc. 2,077 189,755
Linde plc 3,910 1,802,471
LyondellBasell Industries NV,
Class
a
A 2,111 175,931
Mosaic Co. (The) 2,613 69,140
PPG Industries, Inc. 1,901 236,427
Sherwin-Williams Co. (The) 1,891 751,483
5,686,808
Commercial Services & Supplies — 0.6%
Cintas Corp. 2,796 631,309
Copart, Inc.* 7,114 450,957
Republic Services, Inc., Class
a
A 1,670 364,561
Rollins, Inc. 2,277 114,601
Veralto Corp. 2,011 217,570
Waste Management, Inc. 2,969 677,585
2,456,583
Communications Equipment — 0.9%
Arista Networks, Inc.* 2,091 848,570
Cisco Systems, Inc. 32,766 1,940,075
F5, Inc.* 456 114,159
Juniper Networks, Inc. 2,694 96,768
Motorola Solutions, Inc. 1,341 670,098
3,669,670
Construction & Engineering — 0.1%
Quanta Services, Inc. 1,190 409,979
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 477 286,200
Vulcan Materials Co. 1,072 308,875
595,075
Consumer Finance — 0.6%
American Express Co. 4,580 1,395,434
Capital One Financial Corp. 3,104 595,999
Discover Financial Services 2,038 371,792
Synchrony Financial 3,207 216,537
2,579,762
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp. 3,620 3,518,205
Investments
Shares Value
Common Stocks (a) (continued)
Dollar General Corp. 1,795 $ 138,700
Dollar Tree, Inc.* 1,658 118,166
Kroger Co. (The) 5,386 328,977
Sysco Corp. 3,999 308,363
Target Corp. 3,769 498,676
Walgreens Boots Alliance, Inc. 5,841 52,686
Walmart, Inc. 35,297 3,264,972
8,228,745
Containers & Packaging — 0.2%
Amcor plc 11,768 125,211
Avery Dennison Corp. 669 137,781
Ball Corp. 2,452 152,416
International Paper Co. 2,832 166,607
Packaging Corp. of America 736 183,154
Smurfit WestRock plc 4,015 220,905
986,074
Distributors — 0.1%
Genuine Parts Co. 1,129 143,078
LKQ Corp. 2,141 84,120
Pool Corp. 301 113,504
340,702
Diversified Telecommunication Services — 0.7%
AT&T, Inc. 58,281 1,349,788
Verizon Communications, Inc. 34,213 1,517,004
2,866,792
Electric Utilities — 1.5%
Alliant Energy Corp. 2,084 131,709
American Electric Power Co.,
Inc. 4,314 430,796
Constellation Energy Corp. 2,558 656,281
Duke Energy Corp. 6,266 733,435
Edison International 3,137 275,272
Entergy Corp. 1,744 272,360
Evergy, Inc. 1,879 121,440
Eversource Energy 2,909 187,601
Exelon Corp. 8,128 321,544
FirstEnergy Corp. 4,167 177,306
NextEra Energy, Inc. 16,715 1,314,969
NRG Energy, Inc. 1,691 171,823
PG&E Corp. 17,369 375,691
Pinnacle West Capital Corp. 923 86,485
PPL Corp. 6,002 209,650
Southern Co. (The) 8,895 792,811
Xcel Energy, Inc. 4,552 330,293
6,589,466
Electrical Equipment — 0.8%
AMETEK, Inc. 1,887 366,795
Eaton Corp. plc 3,228 1,211,856
Emerson Electric Co. 4,667 618,844
GE Vernova, Inc.* 2,224 743,083
Generac Holdings, Inc.* 470 88,454
Hubbell, Inc., Class
a
B 420 193,238
Rockwell Automation, Inc. 923 272,414
3,494,684

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
139
ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class
a
A 9,801 $ 712,043
CDW Corp. 1,083 190,532
Corning, Inc. 6,255 304,431
Jabil, Inc. 923 125,371
Keysight Technologies, Inc.* 1,399 239,005
TE Connectivity plc 2,454 370,849
Teledyne Technologies, Inc.* 367 178,090
Trimble, Inc.* 1,989 145,137
Zebra Technologies Corp.,
Class
a
A* 404 164,428
2,429,886
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 8,078 355,028
Halliburton Co. 7,178 228,691
Schlumberger NV 11,526 506,453
1,090,172
Entertainment — 1.3%
Electronic Arts, Inc. 1,957 320,302
Live Nation Entertainment, Inc.* 1,261 174,333
Netflix, Inc.* 3,468 3,075,457
Take-Two Interactive Software,
Inc.* 1,310 246,778
Walt Disney Co. (The) 14,754 1,733,153
Warner Bros Discovery, Inc.* 18,137 190,076
5,740,099
Financial Services — 4.1%
Berkshire Hathaway, Inc.,
Class
a
B* 14,894 7,194,100
Corpay, Inc.* 578 220,322
Fidelity National Information
Services, Inc. 4,422 377,197
Fiserv, Inc.* 4,689 1,036,081
Global Payments, Inc. 2,067 245,890
Jack Henry & Associates, Inc. 604 106,413
Mastercard, Inc., Class
a
A 6,717 3,579,758
PayPal Holdings, Inc.* 8,297 719,931
Visa, Inc., Class
a
A 13,593 4,282,882
17,762,574
Food Products — 0.6%
Archer-Daniels-Midland Co. 3,896 212,722
Bunge Global SA 1,150 103,201
Conagra Brands, Inc. 3,903 107,528
General Mills, Inc. 4,544 301,085
Hershey Co. (The) 1,192 209,947
Hormel Foods Corp. 2,358 76,470
J M Smucker Co. (The) 869 102,359
Kellanova 2,176 176,887
Kraft Heinz Co. (The) 7,177 229,449
Lamb Weston Holdings, Inc. 1,165 89,984
McCormick & Co., Inc.
(Non-Voting) 2,049 160,662
Mondelez International, Inc.,
Class
a
A 10,864 705,617
The Campbell's Co. 1,619 74,798
Investments
Shares Value
Common Stocks (a) (continued)
Tyson Foods, Inc., Class
a
A 2,316 $ 149,382
2,700,091
Gas Utilities — 0.1%
Atmos Energy Corp. 1,250 189,150
Ground Transportation — 0.9%
CSX Corp. 15,775 576,576
JB Hunt Transport Services,
Inc. 670 126,704
Norfolk Southern Corp. 1,839 507,288
Old Dominion Freight Line, Inc. 1,550 348,967
Uber Technologies, Inc.* 17,078 1,228,933
Union Pacific Corp. 4,953 1,211,801
4,000,269
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories 14,137 1,679,051
Align Technology, Inc.* 584 135,938
Baxter International, Inc. 4,149 139,863
Becton Dickinson & Co. 2,340 519,246
Boston Scientific Corp.* 11,971 1,085,291
Cooper Cos., Inc. (The)* 1,634 170,688
Dexcom, Inc.* 3,249 253,389
Edwards Lifesciences Corp.* 4,903 349,829
GE HealthCare Technologies,
Inc. 3,724 309,911
Hologic, Inc.* 1,897 150,811
IDEXX Laboratories, Inc.* 683 288,055
Insulet Corp.* 583 155,533
Intuitive Surgical, Inc.* 2,888 1,565,296
Medtronic plc 10,411 900,968
ResMed, Inc. 1,186 295,338
Solventum Corp.* 1,122 80,234
STERIS plc 809 177,220
Stryker Corp. 2,798 1,097,236
Teleflex, Inc. 369 71,162
Zimmer Biomet Holdings, Inc. 1,669 187,095
9,612,154
Health Care Providers & Services — 2.3%
Cardinal Health, Inc. 1,985 242,646
Cencora, Inc. 1,399 351,919
Centene Corp.* 4,270 256,200
Cigna Group (The) 2,263 764,441
CVS Health Corp. 10,221 611,727
DaVita, Inc.* 362 60,154
Elevance Health, Inc. 1,890 769,154
HCA Healthcare, Inc. 1,528 499,992
Henry Schein, Inc.* 1,035 79,747
Humana, Inc. 977 289,563
Labcorp Holdings, Inc. 696 167,847
McKesson Corp. 1,053 661,811
Molina Healthcare, Inc.* 458 136,438
Quest Diagnostics, Inc. 907 147,533
UnitedHealth Group, Inc. 7,487 4,568,567
Universal Health Services, Inc.,
Class
a
B 465 95,325
9,703,064

See accompanying notes to the financial statements.
S&P 500
®
HIGH INCOME ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
140
ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 1,254 $ 138,228
Healthpeak Properties, Inc.,
REIT 5,738 126,179
Ventas, Inc., REIT 3,345 214,314
Welltower, Inc., REIT 4,712 651,104
1,129,825
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 5,729 105,528
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class
a
A* 3,594 489,179
Booking Holdings, Inc. 265 1,378,525
Caesars Entertainment, Inc.* 1,772 68,204
Carnival Corp.* 8,208 208,730
Chipotle Mexican Grill, Inc.,
Class
a
A* 11,127 684,533
Darden Restaurants, Inc. 962 169,572
Domino's Pizza, Inc. 276 131,429
Expedia Group, Inc.* 1,010 186,466
Hilton Worldwide Holdings, Inc. 2,002 507,387
Las Vegas Sands Corp. 2,880 152,813
Marriott International, Inc.,
Class
a
A 1,904 550,427
McDonald's Corp. 5,835 1,727,218
MGM Resorts International* 1,885 72,271
Norwegian Cruise Line Holdings
Ltd.* 3,598 96,750
Royal Caribbean Cruises Ltd. 1,928 470,548
Starbucks Corp. 9,202 942,837
Wynn Resorts Ltd. 769 72,578
Yum! Brands, Inc. 2,280 316,783
8,226,250
Household Durables — 0.4%
DR Horton, Inc. 2,375 400,853
Garmin Ltd. 1,239 263,411
Lennar Corp., Class
a
A 1,967 343,025
Mohawk Industries, Inc.* 410 56,920
NVR, Inc.* 24 221,654
PulteGroup, Inc. 1,696 229,418
1,515,281
Household Products — 1.1%
Church & Dwight Co., Inc. 1,993 219,489
Clorox Co. (The) 1,003 167,672
Colgate-Palmolive Co. 6,655 643,073
Kimberly-Clark Corp. 2,750 383,212
Procter & Gamble Co. (The) 19,131 3,429,423
4,842,869
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 5,794 75,554
Vistra Corp. 2,803 448,031
523,585
Investments
Shares Value
Common Stocks (a) (continued)
Industrial Conglomerates — 0.4%
3M Co. 4,451 $ 594,342
Honeywell International, Inc. 5,283 1,230,569
1,824,911
Industrial REITs — 0.2%
Prologis, Inc., REIT 7,507 876,668
Insurance — 2.1%
Aflac, Inc. 4,094 466,716
Allstate Corp. (The) 2,141 444,022
American International Group,
Inc. 5,230 402,082
Aon plc, Class
a
A 1,771 693,417
Arch Capital Group Ltd. 3,041 306,290
Arthur J Gallagher & Co. 1,785 557,348
Assurant, Inc. 406 92,203
Brown & Brown, Inc. 1,930 218,283
Chubb Ltd. 3,050 880,627
Cincinnati Financial Corp. 1,258 201,066
Erie Indemnity Co., Class
a
A 192 84,588
Everest Group Ltd. 340 131,770
Globe Life, Inc. 741 82,429
Hartford Financial Services
Group, Inc. (The) 2,371 292,368
Loews Corp. 1,469 127,406
Marsh & McLennan Cos., Inc. 3,998 932,454
MetLife, Inc. 4,792 422,798
Principal Financial Group, Inc. 1,743 151,798
Progressive Corp. (The) 4,773 1,283,364
Prudential Financial, Inc. 2,906 376,066
Travelers Cos., Inc. (The) 1,857 494,036
W R Berkley Corp. 2,429 156,792
Willis Towers Watson plc 831 267,582
9,065,505
Interactive Media & Services — 5.8%
Alphabet, Inc., Class
a
A 47,603 8,042,527
Alphabet, Inc., Class
a
C 39,041 6,656,100
Match Group, Inc.* 2,101 68,787
Meta Platforms, Inc., Class
a
A 17,764 10,202,220
24,969,634
IT Services — 1.1%
Accenture plc, Class
a
A 5,086 1,843,014
Akamai Technologies, Inc.* 1,226 115,269
Cognizant Technology Solutions
Corp., Class
a
A 4,031 324,455
EPAM Systems, Inc.* 445 108,545
Gartner, Inc.* 642 332,511
GoDaddy, Inc., Class
a
A* 1,141 225,427
International Business
Machines Corp. 7,469 1,698,525
VeriSign, Inc.* 695 130,090
4,777,836
Leisure Products — 0.0%(b)
Hasbro, Inc. 1,068 69,580

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
141
ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. 2,362 $ 325,885
Bio-Techne Corp. 1,273 95,933
Charles River Laboratories
International, Inc.* 404 80,420
Danaher Corp. 5,217 1,250,463
IQVIA Holdings, Inc.* 1,389 278,967
Mettler-Toledo International,
Inc.* 164 205,197
Revvity, Inc. 999 116,024
Thermo Fisher Scientific, Inc. 3,105 1,644,501
Waters Corp.* 464 178,510
West Pharmaceutical Services,
Inc. 602 196,059
4,371,959
Machinery — 1.7%
Caterpillar, Inc. 3,946 1,602,510
Cummins, Inc. 1,110 416,294
Deere & Co. 2,081 969,538
Dover Corp. 1,113 229,167
Fortive Corp. 2,855 226,487
IDEX Corp. 632 145,758
Illinois Tool Works, Inc. 2,188 607,214
Ingersoll Rand, Inc. 3,271 340,740
Nordson Corp. 426 111,182
Otis Worldwide Corp. 3,248 334,479
PACCAR, Inc. 4,251 497,367
Parker-Hannifin Corp. 1,045 734,531
Pentair plc 1,331 145,066
Snap-on, Inc. 412 152,312
Stanley Black & Decker, Inc. 1,245 111,365
Westinghouse Air Brake
Technologies Corp. 1,404 281,670
Xylem, Inc. 1,978 250,712
7,156,392
Media — 0.5%
Charter Communications, Inc.,
Class
a
A* 797 316,381
Comcast Corp., Class
a
A 31,395 1,355,950
Fox Corp., Class
a
A 1,837 86,559
Fox Corp., Class
a
B 1,075 48,085
Interpublic Group of Cos., Inc.
(The) 3,058 94,217
News Corp., Class
a
A 3,079 90,369
News Corp., Class
a
B 923 29,619
Omnicom Group, Inc. 1,607 168,446
Paramount Global, Class
a
B 4,853 52,655
2,242,281
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. 11,698 517,052
Newmont Corp. 9,320 390,881
Nucor Corp. 1,932 298,861
Steel Dynamics, Inc. 1,160 168,513
1,375,307
Investments
Shares Value
Common Stocks (a) (continued)
Multi-Utilities — 0.6%
Ameren Corp. 2,164 $ 204,260
CenterPoint Energy, Inc. 5,292 172,625
CMS Energy Corp. 2,415 168,350
Consolidated Edison, Inc. 2,821 283,764
Dominion Energy, Inc. 6,830 401,262
DTE Energy Co. 1,692 212,820
NiSource, Inc. 3,665 139,600
Public Service Enterprise
Group, Inc. 4,049 381,821
Sempra 5,140 481,464
WEC Energy Group, Inc. 2,586 261,315
2,707,281
Office REITs — 0.0%(b)
BXP, Inc., REIT 1,178 96,584
Oil, Gas & Consumable Fuels — 3.1%
APA Corp. 3,014 68,267
Chevron Corp. 13,831 2,239,654
ConocoPhillips 10,603 1,148,688
Coterra Energy, Inc. 6,016 160,748
Devon Energy Corp. 5,094 193,317
Diamondback Energy, Inc. 1,540 273,489
EOG Resources, Inc. 4,635 617,660
EQT Corp. 4,839 219,884
Exxon Mobil Corp. 36,110 4,259,536
Hess Corp. 2,236 329,094
Kinder Morgan, Inc. 15,714 444,235
Marathon Petroleum Corp. 2,734 426,914
Occidental Petroleum Corp. 5,460 276,167
ONEOK, Inc. 4,761 540,850
Phillips 66 3,388 453,924
Targa Resources Corp. 1,785 364,675
Texas Pacific Land Corp. 147 235,213
Valero Energy Corp. 2,617 363,972
Williams Cos., Inc. (The) 9,913 580,109
13,196,396
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 5,209 332,438
Southwest Airlines Co. 4,882 157,982
United Airlines Holdings, Inc.* 2,688 260,279
750,699
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 1,903 137,244
Kenvue, Inc. 15,559 374,661
511,905
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co. 16,467 975,176
Catalent, Inc.* 1,459 89,159
Eli Lilly & Co. 6,399 5,089,445
Johnson & Johnson 19,548 3,030,135
Merck & Co., Inc. 20,594 2,093,174
Pfizer, Inc. 46,068 1,207,442

See accompanying notes to the financial statements.
S&P 500
®
HIGH INCOME ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
142
ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Viatris, Inc. 9,723 $ 127,274
Zoetis, Inc., Class
a
A 3,694 647,374
13,259,179
Professional Services — 0.6%
Amentum Holdings, Inc.* 1,023 24,910
Automatic Data Processing, Inc. 3,303 1,013,790
Broadridge Financial Solutions,
Inc. 948 223,747
Dayforce, Inc.* 1,277 102,147
Equifax, Inc. 1,003 262,345
Jacobs Solutions, Inc. 1,014 143,207
Leidos Holdings, Inc. 1,092 180,617
Paychex, Inc. 2,618 382,935
Paycom Software, Inc. 381 88,361
Verisk Analytics, Inc., Class
a
A 1,152 338,930
2,760,989
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 2,434 340,736
CoStar Group, Inc.* 3,319 269,967
610,703
Residential REITs — 0.3%
AvalonBay Communities, Inc.,
REIT 1,149 270,417
Camden Property Trust, REIT 871 109,572
Equity Residential, REIT 2,785 213,498
Essex Property Trust, Inc., REIT 537 166,717
Invitation Homes, Inc., REIT 4,652 159,331
Mid-America Apartment
Communities, Inc., REIT 950 155,952
UDR, Inc., REIT 2,428 111,348
1,186,835
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 622 72,556
Kimco Realty Corp., REIT 5,469 139,842
Realty Income Corp., REIT 7,077 409,688
Regency Centers Corp., REIT 1,317 99,552
Simon Property Group, Inc.,
REIT 2,474 454,227
1,175,865
Semiconductors & Semiconductor Equipment — 10.6%
Advanced Micro Devices, Inc.* 13,151 1,803,988
Analog Devices, Inc. 4,034 879,614
Applied Materials, Inc. 6,740 1,177,545
Broadcom, Inc. 37,845 6,133,918
Enphase Energy, Inc.* 1,102 78,628
First Solar, Inc.* 874 174,162
Intel Corp. 34,677 833,982
KLA Corp. 1,090 705,263
Lam Research Corp. 10,616 784,310
Microchip Technology, Inc. 4,354 296,812
Micron Technology, Inc. 9,014 882,921
Monolithic Power Systems, Inc. 382 216,838
NVIDIA Corp. 199,929 27,640,184
NXP Semiconductors NV 2,067 474,108
Investments
Shares Value
Common Stocks (a) (continued)
ON Semiconductor Corp.* 3,465 $ 246,431
Qorvo, Inc.* 783 54,066
QUALCOMM, Inc. 9,053 1,435,172
Skyworks Solutions, Inc. 1,289 112,904
Teradyne, Inc. 1,312 144,320
Texas Instruments, Inc. 7,406 1,488,828
45,563,994
Software — 9.9%
Adobe, Inc.* 3,620 1,867,667
ANSYS, Inc.* 722 253,494
Autodesk, Inc.* 1,758 513,160
Cadence Design Systems, Inc.* 2,216 679,891
Crowdstrike Holdings, Inc.,
Class
a
A* 1,882 651,115
Fair Isaac Corp.* 189 448,881
Fortinet, Inc.* 5,154 489,888
Gen Digital, Inc. 4,396 135,617
Intuit, Inc. 2,263 1,452,235
Microsoft Corp. 60,406 25,579,525
Oracle Corp. 12,993 2,401,626
Palantir Technologies, Inc.,
Class
a
A* 16,361 1,097,496
Palo Alto Networks, Inc.* 2,644 1,025,396
PTC, Inc.* 975 195,058
Roper Technologies, Inc. 875 495,635
Salesforce, Inc. 7,880 2,600,321
ServiceNow, Inc.* 1,684 1,767,257
Synopsys, Inc.* 1,235 689,735
Tyler Technologies, Inc.* 335 210,772
42,554,769
Specialized REITs — 1.0%
American Tower Corp., REIT 3,802 794,618
Crown Castle, Inc., REIT 3,552 377,400
Digital Realty Trust, Inc., REIT 2,484 486,094
Equinix, Inc., REIT 780 765,554
Extra Space Storage, Inc., REIT 1,730 295,761
Iron Mountain, Inc., REIT 2,374 293,593
Public Storage, REIT 1,268 441,327
SBA Communications Corp.,
Class
a
A, REIT 877 198,421
VICI Properties, Inc., Class
a
A,
REIT 8,501 277,218
Weyerhaeuser Co., REIT 5,922 191,044
4,121,030
Specialty Retail — 1.8%
AutoZone, Inc.* 132 418,379
Best Buy Co., Inc. 1,613 145,170
CarMax, Inc.* 1,261 105,886
Home Depot, Inc. (The) 8,058 3,457,930
Lowe's Cos., Inc. 4,645 1,265,437
O'Reilly Automotive, Inc.* 453 563,179
Ross Stores, Inc. 2,725 422,021
TJX Cos., Inc. (The) 9,178 1,153,583
Tractor Supply Co. 880 249,630
Ulta Beauty, Inc.* 374 144,603
7,925,818

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
143
ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc. 123,568 $ 29,326,393
Dell Technologies, Inc., Class
a
C 2,329 297,157
Hewlett Packard Enterprise Co. 10,592 224,762
HP, Inc. 7,963 282,129
NetApp, Inc. 1,681 206,158
Seagate Technology Holdings
plc 1,719 174,186
Super Micro Computer, Inc.* 4,094 133,628
Western Digital Corp.* 2,668 194,738
30,839,151
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.* 1,229 240,835
Lululemon Athletica, Inc.* 935 299,817
NIKE, Inc., Class
a
B 9,779 770,292
Ralph Lauren Corp., Class
a
A 315 72,891
Tapestry, Inc. 1,881 117,148
1,500,983
Tobacco — 0.6%
Altria Group, Inc. 13,879 801,374
Philip Morris International, Inc. 12,655 1,683,874
2,485,248
Trading Companies & Distributors — 0.3%
Fastenal Co. 4,666 389,891
United Rentals, Inc. 556 481,496
WW Grainger, Inc. 349 420,664
1,292,051
Water Utilities — 0.1%
American Water Works Co., Inc. 1,598 218,830
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 3,985 984,056
Total Common Stocks
(Cost $381,223,690)
414,554,955
Securities Lending Reinvestments (d) — 0 .0% (b)
Investment Companies — 0 .0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (e)
(Cost $72,479) 72,479 72,479
Investments
Principal
Amount Value
Short-Term Investments — 2 .9%
Repurchase Agreements (f) — 2 .9%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$12,533,935
(Cost $12,529,278) $ 12,529,278
$ 12,529,278
Total Investments — 99.2%
(Cost $393,825,447) 427,156,712
Other assets less liabilities — 0.8% 3,236,551
Net Assets — 100.0% $ 430,393,263
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $161,669,560.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November
30, 2024 was $70,867, collateralized in the form of cash with a value of $72,479 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(d) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $72,479.
(e) Rate shown is the 7-day yield as of November 30, 2024.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 38,256,181
Aggregate gross unrealized depreciation (6,004,257)
Net unrealized appreciation $ 32,251,924
Federal income tax cost $ 393,825,447

See accompanying notes to the financial statements.
S&P 500
®
HIGH INCOME ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
144
ISPY
::
Futures Contracts Purchased
S&P 500
®
High Income ETF had the following open long futures contracts as of November 30, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500 E-Mini Index 43 12/20/2024 U.S. Dollar $ 13,010,725 $ 685,460
Swap Agreements
a
S&P 500
®
High Income ETF had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
16,255,775 11/6/2025
BNP Paribas
SA 0.00%
S&P 500
®
Daily
Covered Call Index (125,989) — — (125,989)
411,441,180 12/11/2025
Goldman Sachs
International 0.00%
S&P 500 Daily
Covered Call Index (1,638,812) 1,089,964 548,848 —
427,696,955 (1,764,801)
Total Unrealized
Depreciation
(1,764,801)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: S&P GLOBAL CORE BATTERY METALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
145
ION
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Broadline Retail — 0.9%
Wesfarmers Ltd. 535 $ 25,065
Chemicals — 27.2%
Albemarle Corp.(a) 977 105,223
Arcadium Lithium plc* 19,555 102,664
Chengxin Lithium Group Co.
Ltd., Class
a
A 32,100 70,120
Ganfeng Lithium Group Co.
Ltd., Class
a
H(b) 30,474 98,511
Qinghai Salt Lake Industry Co.
Ltd., Class
a
A* 37,600 92,843
Sociedad Quimica y Minera de
Chile SA, ADR 2,365 90,958
Tianqi Lithium Corp., Class
a
A 17,700 93,430
Zangge Mining Co. Ltd.,
Class
a
A 26,000 103,381
757,130
Construction & Engineering — 0.6%
Metallurgical Corp. of China
Ltd., Class
a
H 79,060 16,666
Electrical Equipment — 2.4%
Contemporary Amperex
Technology Co. Ltd., Class
a
A 400 14,447
Zhejiang Huayou Cobalt Co.
Ltd., Class
a
A 11,900 53,207
67,654
Metals & Mining — 67.3%
African Rainbow Minerals Ltd. 8,170 72,112
AMG Critical Materials NV 4,805 72,560
Aneka Tambang Tbk. 769,946 69,487
Anglo American Platinum Ltd. 1,682 55,435
Anglo American plc 1,509 48,397
BHP Group Ltd. 1,108 29,320
Boliden AB 1,492 44,549
China Nonferrous Mining Corp.
Ltd. 68,778 44,732
CMOC Group Ltd., Class
a
H 60,648 45,057
Core Lithium Ltd.*(a) 380,138 22,563
Eramet SA 1,083 57,967
First Quantum Minerals Ltd.* 4,883 66,720
Franco-Nevada Corp. 225 27,552
Glencore plc 6,850 33,118
IGO Ltd. 32,951 104,238
Impala Platinum Holdings Ltd.* 5,881 33,292
Jinchuan Group International
Resources Co. Ltd. 1,026,631 69,938
KGHM Polska Miedz SA 510 15,982
Lundin Mining Corp. 6,464 63,437
Mineral Resources Ltd. 2,851 62,537
MMG Ltd.* 7,157 2,429
Northam Platinum Holdings Ltd. 4,617 28,825
Pacific Metals Co. Ltd.* 10,183 95,899
Pilbara Minerals Ltd.*(a) 58,938 91,877
POSCO Holdings, Inc., ADR 110 5,678
Sayona Mining Ltd.*(a) 2,405,458 50,207
Investments
Shares Value
Common Stocks (continued)
Sibanye Stillwater Ltd.* 40,090 $ 39,787
Sinomine Resource Group Co.
Ltd., Class
a
A 22,100 115,770
South32 Ltd. 29,018 70,408
Tibet Mineral Development Co.
Ltd., Class
a
A 35,100 114,477
Timah Tbk. PT* 910,336 64,634
Vale Indonesia Tbk. PT* 418,697 95,128
Vale SA, Class
a
B, ADR 4,813 47,456
Zijin Mining Group Co. Ltd.,
Class
a
H 5,767 11,074
1,872,642
Trading Companies & Distributors — 1.3%
Sojitz Corp. 222 4,525
Sumitomo Corp. 1,010 21,656
Toyota Tsusho Corp. 552 9,412
35,593
Total Common Stocks
(Cost $3,297,648)
2,774,750
Securities Lending Reinvestments (c) — 3 .9%
Investment Companies — 3 .9%
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (d)
(Cost $107,176) 107,176 107,176
Total Investments — 103.6%
(Cost $3,404,824) 2,881,926
Liabilities in excess of other assets — (3.6%) (99,226)
Net Assets — 100.0% $ 2,782,700
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November 30,
2024 was $238,692, collateralized in the form of cash with a value of $107,176 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $141,306 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.50% – 4.38%, and maturity dates ranging from October
31, 2026 – August 15, 2047. The total value of collateral is
$248,482.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $107,176.
(d) Rate shown is the 7-day yield as of November 30, 2024.
Abbreviations
ADR American Depositary Receipt

See accompanying notes to the financial statements.
S&P GLOBAL CORE BATTERY METALS ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
146
ION
::
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 167,798
Aggregate gross unrealized depreciation (713,094)
Net unrealized depreciation $ (545,296)
Federal income tax cost $ 3,427,222
S&P Global Core Battery Metals ETF invested, as a percentage of net assets, in the following countries as of November 30, 2024:
China 33 .9%
Australia 16 .4%
South Africa 8 .2%
Indonesia 8 .2%
United States 7 .5%
Canada 5 .7%
Japan 4 .7%
Chile 3 .3%
United Kingdom 2 .9%
Netherlands 2 .6%
France 2 .1%
Brazil 1 .7%
Sweden 1 .6%
Poland 0 .6%
South Korea 0 .2%
Hong Kong 0 .1%
Other
a
0 .3%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2024 (UNAUDITED) :: S&P KENSHO CLEANTECH ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
147
CTEX
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 100 .1%
Automobiles — 2.3%
Tesla, Inc.* 228 $ 78,697
Building Products — 2.4%
Gibraltar Industries, Inc.* 1,151 83,378
Construction & Engineering — 5.7%
Arcosa, Inc. 1,057 114,832
Valmont Industries, Inc. 232 80,704
195,536
Diversified Consumer Services — 2.3%
ADT, Inc. 10,432 79,492
Electrical Equipment — 43.0%
American Superconductor
Corp.* 2,495 84,980
Array Technologies, Inc.* 18,135 121,686
Ballard Power Systems, Inc.*(a) 83,123 123,853
Bloom Energy Corp.,
Class
a
A*(a) 4,669 128,164
Energy Vault Holdings, Inc.* 28,950 59,637
Eos Energy Enterprises, Inc.* 47,890 141,276
Fluence Energy, Inc.* 3,735 70,255
GE Vernova, Inc.* 326 108,923
Generac Holdings, Inc.* 616 115,931
NEXTracker, Inc., Class
a
A* 3,046 116,235
Plug Power, Inc.*(a) 57,585 128,991
Shoals Technologies Group,
Inc., Class
a
A* 26,655 139,139
Sunrun, Inc.* 11,393 131,361
1,470,431
Electronic Equipment, Instruments & Components — 2.4%
Corning, Inc. 1,665 81,036
Independent Power and Renewable Electricity Producers — 12.1%
Altus Power, Inc., Class
a
A* 28,536 123,275
Ormat Technologies, Inc. 1,397 114,023
Sunnova Energy International,
Inc.*(a) 32,155 178,139
415,437
Machinery — 4.8%
Cummins, Inc. 218 81,759
Hyster-Yale, Inc. 1,453 81,717
163,476
Semiconductors & Semiconductor Equipment — 25.1%
Applied Materials, Inc. 465 81,240
Canadian Solar, Inc.*(a) 9,977 123,814
Daqo New Energy Corp., ADR* 6,053 121,242
Enphase Energy, Inc.* 1,807 128,929
First Solar, Inc.* 592 117,968
JinkoSolar Holding Co. Ltd.,
ADR(a) 5,326 118,184
Investments
Shares Value
Common Stocks (continued)
SolarEdge Technologies, Inc.* 10,571 $ 167,022
858,399
Total Common Stocks
(Cost $5,087,566)
3,425,882
Securities Lending Reinvestments (b) — 13 .9%
Investment Companies — 13 .9%
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (c)
(Cost $474,796) 474,796 474,796
Total Investments — 114.0%
(Cost $5,562,362) 3,900,678
Liabilities in excess of other assets — (14.0%) (478,412)
Net Assets — 100.0% $ 3,422,266
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November 30,
2024 was $464,875, collateralized in the form of cash with a value of $474,796 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $474,796.
(c) Rate shown is the 7-day yield as of November 30, 2024.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 388,764
Aggregate gross unrealized depreciation (2,059,492)
Net unrealized depreciation $ (1,670,728)
Federal income tax cost $ 5,571,406

See accompanying notes to the financial statements.
S&P KENSHO CLEANTECH ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
148
CTEX
::
S&P Kensho Cleantech ETF invested, as a percentage of net assets, in the following countries as of November 30, 2024:
United States 85 .9%
Canada 7 .2%
China 7 .0%
Other
a
( 0 .1 ) %
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2024 (UNAUDITED) :: S&P KENSHO SMART FACTORIES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
149
MAKX
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Electrical Equipment — 15.5%
Allient, Inc. 1,331 $ 34,566
Emerson Electric Co. 499 66,167
Rockwell Automation, Inc. 215 63,455
164,188
Electronic Equipment, Instruments & Components — 24.0%
Cognex Corp. 1,486 59,410
FARO Technologies, Inc.* 1,368 35,910
Ouster, Inc.* 8,083 79,861
Sanmina Corp.* 469 37,244
Zebra Technologies Corp.,
Class
a
A* 100 40,700
253,125
Machinery — 13.2%
3D Systems Corp.* 17,728 52,652
Dover Corp. 194 39,945
Stratasys Ltd.* 4,896 47,099
139,696
Metals & Mining — 3.3%
POSCO Holdings, Inc., ADR 679 35,050
Semiconductors & Semiconductor Equipment — 15.6%
Ambarella, Inc.* 652 46,651
Applied Materials, Inc. 210 36,689
ON Semiconductor Corp.* 544 38,689
Tower Semiconductor Ltd.* 905 42,653
164,682
Software — 15.7%
Aspen Technology, Inc.* 259 64,750
Autodesk, Inc.* 209 61,007
PTC, Inc.* 199 39,812
165,569
Trading Companies & Distributors — 3.8%
Applied Industrial Technologies,
Inc. 146 40,109
Wireless Telecommunication Services — 8.7%
SK Telecom Co. Ltd., ADR 2,038 49,360
Turkcell Iletisim Hizmetleri A/S,
ADR 6,414 42,525
91,885
Total Common Stocks
(Cost $938,134)
1,054,304
Total Investments — 99.8%
(Cost $938,134) 1,054,304
Other assets less liabilities — 0.2% 2,457
Net Assets — 100.0% $ 1,056,761
* Non-income producing security.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 218,702
Aggregate gross unrealized depreciation (104,727)
Net unrealized appreciation $ 113,975
Federal income tax cost $ 940,329

See accompanying notes to the financial statements.
S&P KENSHO SMART FACTORIES ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
150
MAKX
::
S&P Kensho Smart Factories ETF invested, as a percentage of net assets, in the following countries as of November 30, 2024:
United States 83 .7%
South Korea 8 .0%
Israel 4 .1%
Turkey 4 .0%
Other
a
0 .2%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2024 (UNAUDITED) :: S&P MIDCAP 400
®
DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
151
REGL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Banks — 13.3%
Bank OZK 751,365 $ 37,545,709
Commerce Bancshares, Inc. 542,062 39,977,072
Cullen/Frost Bankers, Inc. 261,613 36,788,020
Prosperity Bancshares, Inc. 453,598 37,979,761
UMB Financial Corp. 315,186 39,552,691
United Bankshares, Inc. 896,829 37,908,962
229,752,215
Building Products — 1.9%
Carlisle Cos., Inc. 72,725 33,213,508
Capital Markets — 4.4%
Evercore, Inc., Class
a
A 126,928 39,081,131
SEI Investments Co. 448,234 37,037,576
76,118,707
Chemicals — 3.9%
RPM International, Inc. 256,266 35,564,595
Westlake Corp. 247,444 31,771,810
67,336,405
Commercial Services & Supplies — 2.0%
MSA Safety, Inc. 199,814 34,729,671
Consumer Staples Distribution & Retail — 2.1%
Casey's General Stores, Inc. 86,269 36,309,759
Containers & Packaging — 6.0%
AptarGroup, Inc. 200,258 34,636,624
Silgan Holdings, Inc. 654,623 37,660,461
Sonoco Products Co. 628,237 32,592,935
104,890,020
Electric Utilities — 3.9%
OGE Energy Corp. 813,886 35,778,429
Portland General Electric Co. 683,324 32,744,886
68,523,315
Electrical Equipment — 2.0%
Regal Rexnord Corp. 198,471 34,277,926
Food Products — 4.0%
Flowers Foods, Inc. 1,496,322 33,846,804
Lancaster Colony Corp. 188,990 35,121,901
68,968,705
Gas Utilities — 12.7%
National Fuel Gas Co. 532,116 34,039,461
New Jersey Resources Corp. 718,506 37,060,540
ONE Gas, Inc. 453,166 35,333,353
Southwest Gas Holdings, Inc. 448,475 35,052,806
Spire, Inc. 508,276 37,200,720
UGI Corp. 1,348,144 40,943,133
219,630,013
Investments
Shares Value
Common Stocks (continued)
Ground Transportation — 2.3%
Ryder System, Inc. 240,191 $ 40,553,848
Health Care Providers & Services — 1.8%
Chemed Corp. 55,881 31,985,726
Insurance — 12.9%
American Financial Group, Inc. 251,513 36,937,199
Hanover Insurance Group, Inc.
(The) 221,042 36,474,140
Old Republic International
Corp. 954,037 37,178,822
RenaissanceRe Holdings Ltd. 122,365 35,014,745
RLI Corp. 209,478 36,847,180
Unum Group 526,572 40,493,387
222,945,473
Leisure Products — 1.9%
Polaris, Inc. 471,421 32,528,049
Machinery — 8.4%
Donaldson Co., Inc. 448,958 35,041,172
Graco, Inc. 404,866 36,875,195
Lincoln Electric Holdings, Inc. 172,198 37,621,819
Toro Co. (The) 406,298 35,380,430
144,918,616
Metals & Mining — 1.9%
Royal Gold, Inc. 220,661 32,273,878
Multi-Utilities — 4.0%
Black Hills Corp. 552,019 35,367,857
Northwestern Energy Group,
Inc. 605,319 33,437,822
68,805,679
Pharmaceuticals — 2.2%
Perrigo Co. plc 1,329,867 37,954,404
Residential REITs — 2.0%
Equity LifeStyle Properties, Inc.,
REIT 476,541 33,991,670
Retail REITs — 1.8%
NNN REIT, Inc., REIT 699,612 30,768,936
Specialty Retail — 2.4%
Williams-Sonoma, Inc. 242,533 41,720,527
Water Utilities — 1.9%
Essential Utilities, Inc. 845,880 33,860,576
Total Common Stocks
(Cost $1,376,286,679)
1,726,057,626

See accompanying notes to the financial statements.
S&P MIDCAP 400
®
DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
152
REGL
::
Investments
Principal
Amount Value
Short-Term Investments — 0 .1%
Repurchase Agreements (a) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $2,149,465
(Cost $2,148,666) $ 2,148,666
$ 2,148,666
Total Investments — 99.8%
(Cost $1,378,435,345) 1,728,206,292
Other assets less liabilities — 0.2% 3,464,315
Net Assets — 100.0% $ 1,731,670,607
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 381,873,082
Aggregate gross unrealized depreciation (38,268,413)
Net unrealized appreciation $ 343,604,669
Federal income tax cost $ 1,384,601,623

NOVEMBER 30, 2024 (UNAUDITED) :: S&P TECHNOLOGY DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
153
TDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Communications Equipment — 5.9%
Cisco Systems, Inc. 131,266 $ 7,772,260
Motorola Solutions, Inc. 15,803 7,896,759
15,669,019
Electronic Equipment, Instruments & Components — 22.7%
Amphenol Corp., Class
a
A 111,140 8,074,321
Avnet, Inc. 137,434 7,519,014
Badger Meter, Inc. 37,336 8,095,192
CDW Corp. 34,226 6,021,380
Cognex Corp. 189,387 7,571,692
Corning, Inc. 157,045 7,643,380
Littelfuse, Inc. 29,266 7,219,044
TE Connectivity plc 50,611 7,648,335
59,792,358
Financial Services — 11.8%
Cass Information Systems, Inc. 179,941 8,073,953
Jack Henry & Associates, Inc. 40,534 7,141,280
Mastercard, Inc., Class
a
A 14,485 7,719,636
Visa, Inc., Class
a
A(a) 26,090 8,220,437
31,155,306
IT Services — 5.5%
Accenture plc, Class
a
A 19,987 7,242,689
International Business
Machines Corp. 31,987 7,274,164
14,516,853
Professional Services — 9.2%
Broadridge Financial Solutions,
Inc. 34,255 8,084,865
CSG Systems International, Inc. 153,985 8,439,918
SS&C Technologies Holdings,
Inc. 98,432 7,612,731
24,137,514
Semiconductors & Semiconductor Equipment — 24.5%
Analog Devices, Inc. 33,075 7,212,004
Broadcom, Inc. 41,420 6,713,353
KLA Corp. 11,083 7,171,033
Lam Research Corp. 101,774 7,519,063
Microchip Technology, Inc. 98,498 6,714,609
Power Integrations, Inc. 119,145 7,805,189
QUALCOMM, Inc. 42,905 6,801,730
Skyworks Solutions, Inc. 77,685 6,804,429
Texas Instruments, Inc. 38,303 7,700,052
64,441,462
Software — 14.6%
Dolby Laboratories, Inc.,
Class
a
A 101,384 7,940,395
Intuit, Inc. 12,186 7,820,122
Microsoft Corp. 17,378 7,358,888
Oracle Corp. 42,380 7,833,519
Roper Technologies, Inc. 13,460 7,624,282
38,577,206
Investments
Shares Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc. 31,501 $ 7,476,133
HP, Inc. 205,068 7,265,559
14,741,692
Total Common Stocks
(Cost $217,066,668)
263,031,410
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (b) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $241,756
(Cost $241,666) $ 241,666
241,666
Total Investments — 99.9%
(Cost $217,308,334) 263,273,076
Other assets less liabilities — 0.1% 203,357
Net Assets — 100.0% $ 263,476,433
(a) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November
30, 2024 was $2,578,930, collateralized in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.13%, and maturity dates ranging from January 2,
2025 – May 15, 2054. The total value of collateral is $2,629,883.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 52,548,616
Aggregate gross unrealized depreciation (6,770,650)
Net unrealized appreciation $ 45,777,966
Federal income tax cost $ 217,495,110

SMART MATERIALS ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
154
TINT
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .4%
Aerospace & Defense — 4.7%
Hexcel Corp. 1,152 $ 73,025
Chemicals — 45.7%
Akzo Nobel NV 1,119 65,392
Arkema SA 823 65,228
Axalta Coating Systems Ltd.* 2,046 82,781
Cabot Corp. 660 72,349
Chemours Co. (The) 3,622 78,742
Hansol Chemical Co. Ltd. 274 19,621
Ingevity Corp.* 879 42,693
Nissan Chemical Corp. 2,132 74,285
OCI Holdings Co. Ltd. 473 20,174
PPG Industries, Inc. 570 70,891
Sika AG (Registered) 252 65,249
Solvay SA 1,719 59,420
716,825
Electrical Equipment — 4.9%
Mersen SA 590 12,333
NIDEC Corp. 3,508 64,596
76,929
Electronic Equipment, Instruments & Components — 9.8%
Corning, Inc. 1,558 75,828
LG Display Co. Ltd.* 9,898 67,261
Solus Advanced Materials Co.
Ltd. 1,698 10,687
153,776
Industrial Conglomerates — 4.9%
3M Co. 578 77,181
Metals & Mining — 2.8%
Constellium SE, Class
a
A* 3,550 43,523
Pharmaceuticals — 8.7%
Merck & Co., Inc. 691 70,233
Pfizer, Inc. 2,533 66,390
136,623
Semiconductors & Semiconductor Equipment — 17.9%
Applied Materials, Inc. 385 67,263
Ferrotec Holdings Corp. 1,139 18,720
First Solar, Inc.* 362 72,136
Himax Technologies, Inc., ADR 4,225 22,815
Innox Advanced Materials Co.
Ltd. 489 7,519
Jusung Engineering Co. Ltd. 889 17,779
LX Semicon Co. Ltd. 393 15,212
Investments
Shares Value
Common Stocks (continued)
Universal Display Corp. 355 $ 58,405
279,849
Total Common Stocks
(Cost $1,764,656)
1,557,731
Total Investments — 99.4%
(Cost $1,764,656) 1,557,731
Other assets less liabilities — 0.6% 9,022
Net Assets — 100.0% $ 1,566,753
* Non-income producing security.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 131,290
Aggregate gross unrealized depreciation (341,980)
Net unrealized depreciation $ (210,690)
Federal income tax cost $ 1,768,421

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: SMART MATERIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
155
TINT
::
Smart Materials ETF invested, as a percentage of net assets, in the following countries as of November 30, 2024:
United States 59 .4%
South Korea 10 .1%
Japan 10 .0%
France 7 .7%
Netherlands 4 .2%
Switzerland 4 .2%
Belgium 3 .8%
Other
a
0 .6%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

SUPPLY CHAIN LOGISTICS ETF :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
156
SUPL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .0%
Air Freight & Logistics — 29.5%
CH Robinson Worldwide, Inc. 312 $ 32,941
Deutsche Post AG 1,063 39,058
Expeditors International of
Washington, Inc. 359 43,669
FedEx Corp. 183 55,389
GXO Logistics, Inc.* 313 19,040
InPost SA* 545 9,549
International Distribution
Services plc 1,701 7,723
J&T Global Express Ltd.* 13,759 10,328
Mainfreight Ltd. 221 9,587
Nippon Express Holdings, Inc. 187 9,738
SG Holdings Co. Ltd. 789 7,757
United Parcel Service, Inc.,
Class
a
B 329 44,652
ZTO Express Cayman, Inc. 1,157 21,936
311,367
Commercial Services & Supplies — 4.4%
Brambles Ltd. 3,748 46,521
Ground Transportation — 43.7%
Aurizon Holdings Ltd. 4,652 10,256
Canadian National Railway Co. 365 40,759
Canadian Pacific Kansas City
Ltd. 587 44,908
Container Corp. of India Ltd. 736 7,215
CSX Corp. 1,386 50,658
Full Truck Alliance Co. Ltd.,
ADR 2,273 22,753
Knight-Swift Transportation
Holdings, Inc., Class
a
A 418 24,812
Landstar System, Inc. 94 17,476
Old Dominion Freight Line, Inc. 269 60,563
Rumo SA 3,258 10,532
Saia, Inc.* 70 39,835
TFI International, Inc. 214 32,583
Union Pacific Corp. 199 48,687
XPO, Inc.* 305 46,485
457,522
Hotels, Restaurants & Leisure — 4.2%
Amadeus IT Group SA 621 43,588
Marine Transportation — 17.2%
AP Moller - Maersk A/S,
Class
a
B 8 13,575
COSCO SHIPPING Holdings
Co. Ltd., Class
a
H 7,537 10,540
Evergreen Marine Corp. Taiwan
Ltd. 5,278 35,259
HMM Co. Ltd. 1,132 14,573
Kawasaki Kisen Kaisha Ltd.(a) 1,700 22,640
Kuehne + Nagel International
AG (Registered) 126 30,122
Matson, Inc. 89 13,633
SITC International Holdings
Co. Ltd. 3,404 8,860
Investments
Shares Value
Common Stocks (continued)
Star Bulk Carriers Corp. 287 $ 4,971
Wan Hai Lines Ltd. 4,613 11,787
Yang Ming Marine Transport
Corp. 6,326 14,256
180,216
Total Common Stocks
(Cost $930,292)
1,039,214
Total Investments — 99.0%
(Cost $930,292) 1,039,214
Other assets less liabilities — 1.0% 10,304
Net Assets — 100.0% $ 1,049,518
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November
30, 2024 was $22,640, collateralized in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 5.00%, and maturity dates ranging from December 15,
2024 – August 15, 2054. The total value of collateral is $23,559.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 187,686
Aggregate gross unrealized depreciation (79,273)
Net unrealized appreciation $ 108,413
Federal income tax cost $ 930,801

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: SUPPLY CHAIN LOGISTICS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
157
SUPL
::
Supply Chain Logistics ETF invested, as a percentage of net assets, in the following countries as of November 30, 2024:
United States 50 .1%
Canada 11 .3%
Taiwan 5 .8%
Australia 5 .4%
China 4 .9%
Spain 4 .2%
Japan 3 .8%
Germany 3 .7%
Switzerland 2 .9%
South Korea 1 .4%
Denmark 1 .3%
Brazil 1 .0%
New Zealand 0 .9%
Netherlands 0 .9%
United Kingdom 0 .7%
India 0 .7%
Other
a
1 .0%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

158 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2024 (UNAUDITED) :: 159
PROSHARES TRUST
See accompanying notes to the financial statements.
Big Data Refiners
ETF
Decline of the Retail
Store ETF
DJ Brookfield
Global
Infrastructure ETF
Equities for Rising
Rates ETF
Global Listed
Private Equity ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 5,137,031 $ 5,489,961 $ 126,139,234 $ 12,741,053 $ 12,880,670
Securities, at value
(a)
6,878,611 2,088,263 130,961,968 13,744,223 13,132,399
Repurchase Agreements, at value
— 3,401,714 394,588 7,225 73,813
Cash 8,584 20,412 — 850 3,230
Foreign cash
(b)
1,244 — 81,050 — 3,026
Dividends and interest receivable — 417 424,591 33,504 23,173
Receivable for security lending income 479 — 2,026 — 2,667
Receivable from Advisor — — — — 7,267
Reclaims receivable — — 52,104 — 26,144
Prepaid expenses — — — — 550
Total Assets
6,888,918 5,510,806 131,916,327 13,785,802 13,272,269
LIABILITIES:
Cash overdraft — — 454 — —
Payable for cash collateral received
from securities loaned 1,095 — 1,452,165 — 231,744
Payable to Advisor 3,052 2,134 47,379 4,085 —
Custodian fees payable — — — — 2,319
Administration fees payable — — — — 27,179
Trustee fees payable 38 30 947 108 73
Compliance services fees payable 37 64 1,121 229 77
Listing, Data and related fees payable — — — — 12,558
Professional fees payable — — — — 14,159
Unrealized depreciation on non-
exchange traded swap agreements — 1,705,228 — — —
Other liabilities — — — — 1,023
Total Liabilities
4,222 1,707,456 1,502,066 4,422 289,132
Commitments and contingencies
(Note 4)
NET ASSETS
$ 6,884,696 $ 3,803,350 $ 130,414,261 $ 13,781,380 $ 12,983,137
NET ASSETS CONSIST OF:
Paid in Capital $ 5,950,982 $ 36,696,545 $ 130,939,428 $ 21,632,188 $ 19,517,910
Distributable earnings (loss) 933,714 (32,893,195) (525,167) (7,850,808) (6,534,773)
NET ASSETS
$ 6,884,696 $ 3,803,350 $ 130,414,261 $ 13,781,380 $ 12,983,137
Shares (unlimited number of shares
authorized, no par value) 150,001 300,001 2,480,001 220,001 450,001
Net Asset Value $ 45.90 $ 12.68 $ 52.59 $ 62.64 $ 28.85
(a) Includes securities on loan valued at: $ 697,250 $ — $ 1,434,161 $ — $ 1,154,675
(b) Cost of foreign cash: $ 1,262 $ — $ 81,037 $ — $ 3,015

160 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Hedge Replication
ETF
High Yield-Interest
Rate Hedged
Inflation
Expectations ETF
Investment Grade-
Interest Rate
Hedged
K-1 Free Crude Oil
ETF
(b)
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 25,394,556 $ 146,768,080 $ 23,004,404 $ 216,768,074 $ 79,964,626
Securities, at value
(a)
22,631,118 143,708,889 9,969,733 220,807,396 —
Repurchase Agreements, at value
4,458,633 4,409,572 13,039,907 1,391,647 79,964,626
Cash — 27,521 1,788 11,790 3,275,747
Segregated cash balances with
brokers for futures contracts 63,250 1,545,500 — 6,536,880 9,060,070
Segregated cash balances with
custodian for swap agreements 399,348 — — — —
Dividends and interest receivable 3,732 2,372,121 1,597 2,911,826 19,748
Receivable for security lending income — 5,529 — 206 —
Receivable for investments sold 2,999 76,602 — 4,984,474 —
Receivable from Advisor 11,241 — 2,944 — —
Unrealized appreciation on non-
exchange traded swap agreements 158,979 — 890,813 — —
Prepaid expenses 763 — 746 — —
Total Assets
27,730,063 152,145,734 23,907,528 236,644,219 92,320,191
LIABILITIES:
Cash overdraft 522 — — — —
Payable for investments purchased — 130,332 — — —
Payable for cash collateral received
from securities loaned 44 2,748,183 — 198,138 —
Payable to Advisor — 60,757 — 57,750 50,809
Custodian fees payable 66,940 — 500 — —
Administration fees payable 27,795 — 15,584 — —
Trustee fees payable 192 941 146 1,690 690
Compliance services fees payable 246 1,018 248 2,389 930
Listing, Data and related fees payable 14,228 — 8,891 — —
Professional fees payable 15,114 — 9,441 — —
Payable for variation margin on futures
contracts 1,089 49,020 — 944,573 732,127
Unrealized depreciation on non-
exchange traded swap agreements 45,368 — 1,256,356 — —
Other liabilities 1,316 — 1,479 — —
Total Liabilities
172,854 2,990,251 1,292,645 1,204,540 784,556
Commitments and contingencies
(Note 4)
NET ASSETS
$ 27,557,209 $ 149,155,483 $ 22,614,883 $ 235,439,679 $ 91,535,635
NET ASSETS CONSIST OF:
Paid in Capital $ 26,739,000 $ 182,988,638 $ 29,448,849 $ 266,470,425 $ 46,931,372
Distributable earnings (loss) 818,209 (33,833,155) (6,833,966) (31,030,746) 44,604,263
NET ASSETS
$ 27,557,209 $ 149,155,483 $ 22,614,883 $ 235,439,679 $ 91,535,635
Shares (unlimited number of shares
authorized, no par value) 545,000 2,275,001 690,001 3,025,001 2,159,034
Net Asset Value $ 50.56 $ 65.56 $ 32.78 $ 77.83 $ 42.40
(a) Includes securities on loan valued at: $ — $ 2,649,356 $ — $ 193,438 $ —
(b) Consolidated Statement of Assets and Liabilities.

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2024 (UNAUDITED) :: 161
PROSHARES TRUST
See accompanying notes to the financial statements.
Large Cap Core
Plus
Long Online/Short
Stores ETF Merger ETF Metaverse ETF
MSCI EAFE
Dividend Growers
ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 366,807,749 $ 8,615,129 $ 10,110,387 $ 5,680,128 $ 67,234,205
Securities, at value
(a)
461,656,399 8,527,025 8,852,368 5,939,538 70,631,663
Repurchase Agreements, at value
23,194,303 793,514 1,797,994 — 163,591
Cash 6,081 96 250,966 11,134 22
Foreign cash
(b)
— — 2,181 — 82,233
Segregated cash balances with
custodian for swap agreements 15,350 2,117,265 343,911 — —
Dividends and interest receivable 650,795 3,598 5,092 1,700 178,607
Receivable for security lending income 65 495 1,554 360 62
Receivable for investments sold — 497,724 476,558 — —
Receivable from Advisor — — 5,394 — —
Reclaims receivable — — 1,279 99 531,417
Unrealized appreciation on non-
exchange traded swap agreements 8,390,763 144,307 19,507 — —
Unrealized appreciation on forward
foreign currency contracts — — 62,099 — —
Prepaid expenses — — 554 — —
Total Assets
493,913,756 12,084,024 11,819,457 5,952,831 71,587,595
LIABILITIES:
Due to custodian — — 247,851 — —
Payable for investments purchased — 499,877 490,968 — —
Payable for cash collateral received
from securities loaned — 447,702 274,970 294,228 —
Payable to Advisor 177,260 4,847 — 2,570 29,270
Custodian fees payable — — 1,106 — —
Administration fees payable — — 27,179 — —
Trustee fees payable 3,124 64 71 36 523
Compliance services fees payable 3,322 131 115 47 684
Listing, Data and related fees payable — — 5,044 — —
Professional fees payable — — 9,355 — —
Unrealized depreciation on non-
exchange traded swap agreements 12,936,966 2,047,894 258,822 — —
Unrealized depreciation on
forward  foreign currency contracts — — 6,063 — —
Other liabilities — — 729 — —
Total Liabilities
13,120,672 3,000,515 1,322,273 296,881 30,477
Commitments and contingencies
(Note 4)
NET ASSETS
$ 480,793,084 $ 9,083,509 $ 10,497,184 $ 5,655,950 $ 71,557,118
NET ASSETS CONSIST OF:
Paid in Capital $ 337,220,560 $ 74,707,945 $ 9,728,324 $ 6,128,346 $ 78,112,172
Distributable earnings (loss) 143,572,524 (65,624,436) 768,860 (472,396) (6,555,054)
NET ASSETS
$ 480,793,084 $ 9,083,509 $ 10,497,184 $ 5,655,950 $ 71,557,118
Shares (unlimited number of shares
authorized, no par value) 7,030,000 195,001 250,001 120,001 1,830,001
Net Asset Value $ 68.39 $ 46.58 $ 41.99 $ 47.13 $ 39.10
(a) Includes securities on loan valued at: $ — $ 435,644 $ 276,154 $ 286,339 $ 603,319
(b) Cost of foreign cash: $ — $ — $ (908) $ — $ 82,152

162 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
MSCI Emerging
Markets Dividend
Growers ETF
MSCI Europe
Dividend Growers
ETF
MSCI
Transformational
Changes ETF
Nanotechnology
ETF
Nasdaq-100 Dorsey
Wright Momentum
ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 8,190,898 $ 6,506,510 $ 6,938,837 $ 5,717,292 $ 9,965,083
Securities, at value
(a)
8,099,904 6,509,986 8,200,806 5,795,015 12,600,533
Repurchase Agreements, at value
63,259 5,075 8,800 — 15,562
Cash 8 2 — 15,012 3,459
Foreign cash
(b)
7,548 8,333 9,480 1,059 —
Dividends and interest receivable 5,302 9,172 2,724 4,695 3,971
Receivable for security lending income — — — 23 104
Reclaims receivable — 65,713 18,258 — —
Total Assets
8,176,021 6,598,281 8,240,068 5,815,804 12,623,629
LIABILITIES:
Cash overdraft — — 8,302 — —
Payable for cash collateral received
from securities loaned — — — 87,336 432,594
Payable to Advisor 4,097 2,962 2,986 2,731 5,680
Trustee fees payable 70 48 59 40 80
Compliance services fees payable 108 66 75 33 93
Other liabilities 59,953
(c)
— — — —
Total Liabilities
64,228 3,076 11,422 90,140 438,447
Commitments and contingencies
(Note 4)
NET ASSETS
$ 8,111,793 $ 6,595,205 $ 8,228,646 $ 5,725,664 $ 12,185,182
NET ASSETS CONSIST OF:
Paid in Capital $ 14,785,595 $ 8,058,841 $ 13,934,206 $ 5,612,350 $ 15,569,694
Distributable earnings (loss) (6,673,802) (1,463,636) (5,705,560) 113,314 (3,384,512)
NET ASSETS
$ 8,111,793 $ 6,595,205 $ 8,228,646 $ 5,725,664 $ 12,185,182
Shares (unlimited number of shares
authorized, no par value) 185,001 135,001 175,001 125,001 260,001
Net Asset Value $ 43.85 $ 48.85 $ 47.02 $ 45.80 $ 46.87
(a) Includes securities on loan valued at: $ — $ — $ — $ 84,619 $ 480,087
(b) Cost of foreign cash: $ 7,548 $ 8,335 $ 9,453 $ 1,049 $ —
(c) Includes payable for deferred India capital gains tax of $59,953.

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2024 (UNAUDITED) :: 163
PROSHARES TRUST
See accompanying notes to the financial statements.
Nasdaq-100 High
Income ETF On-Demand ETF Online Retail ETF Pet Care ETF
Russell 2000
Dividend Growers
ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 60,396,160 $ 910,693 $ 90,899,978 $ 65,211,662 $ 645,049,580
Securities, at value
(a)
61,100,657 867,829 98,216,628 64,966,419 783,547,274
Repurchase Agreements, at value
4,150,744 — 83,394 184,447 1,301,547
Cash 3,165 5,759 10 1,933 —
Foreign cash
(b)
— 348 — 33,593 —
Segregated cash balances with
brokers for futures contracts 244,751 — — — —
Dividends and interest receivable 35,533 192 40,698 33,912 968,650
Receivable for security lending income 30 — 5,898 303 13,450
Receivable for investments sold 469,708 — 5,778,301 — —
Reclaims receivable — — — 196,884 —
Receivable for variation margin on
futures contracts 35,570 — — — —
Total Assets
66,040,158 874,128 104,124,929 65,417,491 785,830,921
LIABILITIES:
Cash overdraft — — — — 13,705
Payable for investments purchased — — 5,816,188 — —
Payable for cash collateral received
from securities loaned 146,954 — 4,294,349 — 7,942,429
Payable to Advisor 29,256 408 43,988 27,287 249,962
Trustee fees payable 310 5 621 470 4,836
Compliance services fees payable 98 5 843 660 6,108
Unrealized depreciation on non-
exchange traded swap agreements 196,011 — — — —
Other liabilities — 5,383
(c)
— 4,199
(d)
—
Total Liabilities
372,629 5,801 10,155,989 32,616 8,217,040
Commitments and contingencies
(Note 4)
NET ASSETS
$ 65,667,529 $ 868,327 $ 93,968,940 $ 65,384,875 $ 777,613,881
NET ASSETS CONSIST OF:
Paid in Capital $ 62,696,382 $ 1,581,860 $ 443,931,927 $ 144,031,428 $ 725,328,912
Distributable earnings (loss) 2,971,147 (713,533) (349,962,987) (78,646,553) 52,284,969
NET ASSETS
$ 65,667,529 $ 868,327 $ 93,968,940 $ 65,384,875 $ 777,613,881
Shares (unlimited number of shares
authorized, no par value) 1,520,001 25,001 2,030,001 1,150,001 10,400,001
Net Asset Value $ 43.20 $ 34.73 $ 46.29 $ 56.86 $ 74.77
(a) Includes securities on loan valued at: $ 145,112 $ — $ 4,169,394 $ 224,899 $ 7,640,356
(b) Cost of foreign cash: $ — $ 344 $ — $ 33,564 $ —
(c) Includes payable for deferred India capital gains tax of $5,383.
(d) Includes payable for deferred Thailand capital gains tax of $3,258.

164 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Russell 2000 High
Income ETF
Russell U.S.
Dividend Growers
ETF
S&P 500
®
Dividend
Aristocrats ETF
S&P 500
®
Ex-
Energy ETF
S&P 500
®
Ex-
Financials ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 41,805,017 $ 6,640,645 $ 10,290,454,839 $ 41,117,548 $ 44,502,867
Securities, at value
(a)
41,401,980 7,201,687 12,781,083,542 58,817,263 60,927,738
Repurchase Agreements, at value
3,799,107 9,891 11,661,043 127,724 61,936
Cash — 1 2,146 956 1,128
Segregated cash balances with
brokers for futures contracts 1,526,441 — — — —
Segregated cash balances with
custodian for swap agreements 882,006 — — — —
Dividends and interest receivable 24,063 19,813 25,440,291 55,770 68,926
Receivable for security lending income — — 2,605 2 2
Receivable for investments sold 616,745 508,826 5,408,796 — —
Total Assets
48,250,342 7,740,218 12,823,598,423 59,001,715 61,059,730
LIABILITIES:
Cash overdraft 11,711 — — — —
Payable for investments purchased 3 — — — —
Payable for capital shares redeemed — 515,863 5,418,197 — —
Payable for cash collateral received
from securities loaned — — 11,307,461 13,892 —
Payable to Advisor 15,533 2,162 3,620,455 4,151 4,331
Trustee fees payable 51 51 82,562 360 396
Compliance services fees payable 4 72 92,245 344 382
Payable for variation margin on futures
contracts 1,221,383 — — — —
Unrealized depreciation on non-
exchange traded swap agreements 827,385 — — — —
Total Liabilities
2,076,070 518,148 20,520,920 18,747 5,109
Commitments and contingencies
(Note 4)
NET ASSETS
$ 46,174,272 $ 7,222,070 $ 12,803,077,503 $ 58,982,968 $ 61,054,621
NET ASSETS CONSIST OF:
Paid in Capital $ 43,853,886 $ 7,403,844 $ 10,662,461,458 $ 41,849,676 $ 40,231,911
Distributable earnings (loss) 2,320,386 (181,774) 2,140,616,045 17,133,292 20,822,710
NET ASSETS
$ 46,174,272 $ 7,222,070 $ 12,803,077,503 $ 58,982,968 $ 61,054,621
Shares (unlimited number of shares
authorized, no par value) 1,050,001 140,001 118,150,001 910,002 950,002
Net Asset Value $ 43.98 $ 51.59 $ 108.36 $ 64.82 $ 64.27
(a) Includes securities on loan valued at: $ — $ — $ 11,045,927 $ 13,570 $ —

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2024 (UNAUDITED) :: 165
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P 500
®
Ex-Health
Care ETF
S&P 500
®
Ex-
Technology ETF
S&P 500
®
High
Income ETF
S&P Global Core
Battery Metals ETF
S&P Kensho
Cleantech ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 16,271,407 $ 172,354,875 $ 393,825,447 $ 3,404,824 $ 5,562,362
Securities, at value
(a)
24,042,037 187,343,800 414,627,434 2,881,926 3,900,678
Repurchase Agreements, at value
30,076 80,286 12,529,278 — —
Cash 368 1,705 5,147 5,841 6,914
Foreign cash
(b)
— — — 1,187 —
Segregated cash balances with
brokers for futures contracts — — 1,404,329 — —
Segregated cash balances with
custodian for swap agreements — — 548,848 — —
Dividends and interest receivable 25,258 101,398 407,584 768 1,931
Receivable for security lending income 1 3 24 852 254
Receivable for investments sold — 958,154 2,795,319 — 730,318
Receivable for capital shares issued — 111,965,958 — — —
Reclaims receivable — — — 704 —
Receivable for variation margin on
futures contracts — — 79,619 — —
Total Assets
24,097,740 300,451,304 432,397,582 2,891,278 4,640,095
LIABILITIES:
Payable for investments purchased — 112,854,121 — — 741,420
Payable for cash collateral received
from securities loaned — 24,806 72,479 107,176 474,796
Payable to Advisor 1,703 5,867 164,990 1,366 1,553
Trustee fees payable 148 417 1,490 17 23
Compliance services fees payable 144 342 559 19 37
Unrealized depreciation on non-
exchange traded swap agreements — — 1,764,801 — —
Total Liabilities
1,995 112,885,553 2,004,319 108,578 1,217,829
Commitments and contingencies
(Note 4)
NET ASSETS
$ 24,095,745 $ 187,565,751 $ 430,393,263 $ 2,782,700 $ 3,422,266
NET ASSETS CONSIST OF:
Paid in Capital $ 16,360,945 $ 173,135,871 $ 408,020,967 $ 3,697,978 $ 7,072,359
Distributable earnings (loss) 7,734,800 14,429,880 22,372,296 (915,278) (3,650,093)
NET ASSETS
$ 24,095,745 $ 187,565,751 $ 430,393,263 $ 2,782,700 $ 3,422,266
Shares (unlimited number of shares
authorized, no par value) 370,002 1,960,001 9,380,001 100,001 150,001
Net Asset Value $ 65.12 $ 95.70 $ 45.88 $ 27.83 $ 22.81
(a) Includes securities on loan valued at: $ — $ 24,233 $ 70,867 $ 238,692 $ 464,875
(b) Cost of foreign cash: $ — $ — $ — $ 1,206 $ —

166 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P Kensho Smart
Factories ETF
S&P MidCap 400
®
Dividend Aristocrats
ETF
S&P Technology
Dividend Aristocrats
ETF
Smart Materials
ETF
Supply Chain
Logistics ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 938,134 $ 1,378,435,345 $ 217,308,334 $ 1,764,656 $ 930,292
Securities, at value
(a)
1,054,304 1,726,057,626 263,031,410 1,557,731 1,039,214
Repurchase Agreements, at value
— 2,148,666 241,666 — —
Cash 2,187 10 30 4,250 3,123
Foreign cash
(b)
— — — 434 513
Dividends and interest receivable 771 4,036,637 304,198 4,032 2,043
Receivable for security lending income — — 248 — 1
Reclaims receivable — — — 1,077 5,254
Total Assets
1,057,262 1,732,242,939 263,577,552 1,567,524 1,050,148
LIABILITIES:
Payable to Advisor 488 549,523 97,417 747 497
Trustee fees payable 6 10,637 1,829 11 14
Compliance services fees payable 7 12,172 1,873 13 16
Other liabilities — — — — 103
(c)
Total Liabilities
501 572,332 101,119 771 630
Commitments and contingencies
(Note 4)
NET ASSETS
$ 1,056,761 $ 1,731,670,607 $ 263,476,433 $ 1,566,753 $ 1,049,518
NET ASSETS CONSIST OF:
Paid in Capital $ 1,482,289 $ 1,385,224,281 $ 221,560,840 $ 2,112,472 $ 1,101,140
Distributable earnings (loss) (425,528) 346,446,326 41,915,593 (545,719) (51,622)
NET ASSETS
$ 1,056,761 $ 1,731,670,607 $ 263,476,433 $ 1,566,753 $ 1,049,518
Shares (unlimited number of shares
authorized, no par value) 25,001 19,620,001 3,390,001 50,001 25,001
Net Asset Value $ 42.27 $ 88.26 $ 77.72 $ 31.33 $ 41.98
(a) Includes securities on loan valued at: $ — $ — $ 2,578,930 $ — $ 22,640
(b) Cost of foreign cash: $ — $ — $ — $ 431 $ 521
(c) Includes payable for deferred India capital gains tax of $103.

STATEMENTS OF OPERATIONS :: NOVEMBER 30, 2024 (UNAUDITED) :: 167
PROSHARES TRUST
STATEMENTS OF OPERATIONS

168 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Big Data Refiners
ETF
Decline of the
Retail Store ETF
DJ Brookfield
Global
Infrastructure
ETF
Equities for
Rising Rates ETF
Global Listed
Private Equity
ETF
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Dividends $ 3,659 $ — $ 2,697,103 $ 167,041 $ 361,491
Income from non-cash dividends — — — — 87,780
Interest — 134,995 13,331 716 2,738
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 2,386 — 22,429 5 7,242
Foreign withholding tax on income (285) — (154,304) — (1,593)
Total Investment Income
5,760 134,995 2,578,559 167,762 457,658
EXPENSES:
Advisory fees (Note 4) 17,234 13,681 307,635 26,063 27,646
Management Services fees (Note 4) — — — — 5,530
Professional fees — — — — 12,008
Administration fees (Note 5) — — — — 40,548
Custodian fees (Note 6) — — — — 5,108
Printing and Shareholder reports — — — — 1,435
Listing, Data and related fees (Note 7) — — — — 18,154
Trustees fees (Note 8) 58 42 1,335 150 105
Compliance services fees (Note 4) 16 9 312 35 26
Other fees — — — — 2,501
Total Gross Expenses before fees waived and/or
reimbursed
17,308 13,732 309,282 26,248 113,061
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — — — — (79,885)
Total Net Expenses
17,308 13,732 309,282 26,248 33,176
Net Investment Income (Loss)
(11,548) 121,263 2,269,277 141,514 424,482
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 227,294 — (468,567) (108,162) (243,493)
Expiration or closing of non-exchange traded swap
agreements — (130,141) — — —
In-kind redemptions of investments 503,340 — 6,748,998 269,456 —
Foreign currency transactions 11 — 4,542 — 828
Net realized gain (loss)
730,645 (130,141) 6,284,973 161,294 (242,665)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 1,178,437 16 11,572,974 499,826 334,042
Non-exchange traded swap agreements — (30,804) — — —
Foreign currency translations (7) — (289) — (594)
Change in net unrealized appreciation/depreciation
1,178,430 (30,788) 11,572,685 499,826 333,448
Net realized and unrealized gain (loss)
1,909,075 (160,929) 17,857,658 661,120 90,783
Change in Net Assets Resulting from Operations
$ 1,897,527 $ (39,666) $ 20,126,935 $ 802,634 $ 515,265

STATEMENTS OF OPERATIONS :: NOVEMBER 30, 2024 (UNAUDITED) :: 169
PROSHARES TRUST
See accompanying notes to the financial statements
A
Hedge
Replication ETF
High Yield-
Interest Rate
Hedged
Inflation
Expectations
ETF
Investment
Grade-Interest
Rate Hedged
K-1 Free Crude
Oil ETF
(a)
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Dividends $ 34,775 $ — $ — $ — $ —
Interest 568,992 5,124,983 563,320 6,723,810 2,223,908
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) — 18,669 — 4,493 —
Foreign withholding tax on income (136) — — — —
Total Investment Income
603,631 5,143,652 563,320 6,728,303 2,223,908
EXPENSES:
Advisory fees (Note 4) 106,012 354,012 60,154 374,556 331,732
Management Services fees (Note 4) 14,133 — 10,938 — —
Professional fees 14,087 — 9,520 — —
Administration fees (Note 5) 41,481 — 23,226 — —
Custodian fees (Note 6) 90,877 — 598 — —
Printing and Shareholder reports 1,661 — 1,402 — —
Listing, Data and related fees (Note 7) 46,484 — 14,713 — —
Trustees fees (Note 8) 274 1,352 212 2,494 1,036
Compliance services fees (Note 4) 62 330 48 626 277
Futures Commission Merchant fees — — — — 22,250
Other fees 2,677 — 2,590 — —
Total Gross Expenses before fees waived and/or
reimbursed
317,748 355,694 123,401 377,676 355,295
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (183,466) — (90,591) — —
Total Net Expenses
134,282 355,694 32,810 377,676 355,295
Net Investment Income (Loss)
469,349 4,787,958 530,510 6,350,627 1,868,613
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 257,049 (1,574,263) — 67,139 —
Expiration or closing of futures contracts 33,711 (1,096,398) — (6,245,875) (4,006,307)
Expiration or closing of non-exchange traded swap
agreements (593,177) — (1,644,019) — —
In-kind redemptions of investments — 103,246 — 2,347,624 —
Net realized gain (loss)
(302,417) (2,567,415) (1,644,019) (3,831,112) (4,006,307)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 510,794 5,556,375 3,811 6,473,429 —
Futures contracts 129,988 (187,803) — (1,164,917) (2,853,081)
Non-exchange traded swap agreements 330,757 — 1,234,112 — —
Change in net unrealized appreciation/depreciation
971,539 5,368,572 1,237,923 5,308,512 (2,853,081)
Net realized and unrealized gain (loss)
669,122 2,801,157 (406,096) 1,477,400 (6,859,388)
Change in Net Assets Resulting from Operations
$ 1,138,471 $ 7,589,115 $ 124,414 $ 7,828,027 $ (4,990,775)
(a) Consolidated Statement of Operations.

170 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Large Cap Core
Plus
Long Online/
Short Stores ETF Merger ETF Metaverse ETF
MSCI EAFE
Dividend
Growers ETF
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Dividends $ 3,358,981 $ 21,612 $ 52,816 $ 26,018 $ 766,519
Income from non-cash dividends — — — — 39,678
Interest 133,605 12,130 16,607 — 5,611
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 410 3,861 3,940 11,646 1,446
Foreign withholding tax on income — — (851) (457) (40,571)
Total Investment Income
3,492,996 37,603 72,512 37,207 772,683
EXPENSES:
Advisory fees (Note 4) 1,040,131 31,051 38,889 15,509 189,794
Management Services fees (Note 4) — — 5,184 — —
Professional fees — — 9,493 — —
Administration fees (Note 5) — — 40,548 — —
Custodian fees (Note 6) — — 1,387 — —
Printing and Shareholder reports — — 780 — —
Listing, Data and related fees (Note 7) — — 18,153 — —
Trustees fees (Note 8) 4,441 99 100 53 748
Compliance services fees (Note 4) 1,026 21 22 13 177
Other fees — — 2,491 — —
Total Gross Expenses before fees waived and/or
reimbursed
1,045,598 31,171 117,047 15,575 190,719
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — — (78,159) — —
Total Net Expenses
1,045,598 31,171 38,888 15,575 190,719
Net Investment Income (Loss)
2,447,398 6,432 33,624 21,632 581,964
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 12,469,729 341,221 301,014 (17,315) 281,948
Expiration or closing of non-exchange traded swap
agreements 7,342,378 196,566 (38,335) — —
In-kind redemptions of investments 23,048,238 463,259 — 209,570 1,175,136
Foreign currency transactions — — 3,449 — (4,000)
Settlement of forward foreign currency contracts — — (47,222) — —
Net realized gain (loss)
42,860,345 1,001,046 218,906 192,255 1,453,084
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 24,133,040 254,677 274,529 441,467 805,502
Non-exchange traded swap agreements (5,390,547) (138,687) (139,722) — —
Forward foreign currency contracts — — 81,973 — —
Foreign currency translations — — 3,009 — 1,416
Change in net unrealized appreciation/depreciation
18,742,493 115,990 219,789 441,467 806,918
Net realized and unrealized gain (loss)
61,602,838 1,117,036 438,695 633,722 2,260,002
Change in Net Assets Resulting from Operations
$ 64,050,236 $ 1,123,468 $ 472,319 $ 655,354 $ 2,841,966

STATEMENTS OF OPERATIONS :: NOVEMBER 30, 2024 (UNAUDITED) :: 171
PROSHARES TRUST
See accompanying notes to the financial statements
MSCI Emerging
Markets Dividend
Growers ETF
MSCI Europe
Dividend
Growers ETF
MSCI
Transformational
Changes ETF
Nanotechnology
ETF
Nasdaq-100
Dorsey Wright
Momentum ETF
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Dividends $ 261,054 $ 46,099 $ 37,370 $ 19,871 $ 34,730
Income from non-cash dividends — 6,479 — — —
Interest 28,679 523 5,028 — 411
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) — 42 — 352 268
Foreign withholding tax on income (27,353) (1,967) (1,102) (1,489) —
Total Investment Income
262,380 51,176 41,296 18,734 35,409
EXPENSES:
Advisory fees (Note 4) 28,131 19,119 19,302 17,767 34,342
Trustees fees (Note 8) 97 69 84 60 117
Compliance services fees (Note 4) 23 16 20 16 28
Total Expenses
28,251 19,204 19,406 17,843 34,487
Net Investment Income (Loss)
234,129 31,972 21,890 891 922
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (108,986)
(a)
76,089 216,193
(b)
337,601 1,309,408
In-kind redemptions of investments 181,563 87,487 — — 240,440
Foreign currency transactions (9,548) 330 (648) 326 —
Net realized gain (loss)
63,029 163,906 215,545 337,927 1,549,848
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments (161,465)
(c)
(39,209) 866,969 (800,445) (584,301)
Foreign currency translations (203) 169 370 (18) —
Change in net unrealized appreciation/depreciation
(161,668) (39,040) 867,339 (800,463) (584,301)
Net realized and unrealized gain (loss)
(98,639) 124,866 1,082,884 (462,536) 965,547
Change in Net Assets Resulting from Operations
$ 135,490 $ 156,838 $ 1,104,774 $ (461,645) $ 966,469
(a) Net of India capital gains tax of $48,740.
(b) Net of Thailand capital gains tax of $146.
(c) Net of deferred India capital gain tax of $(4,913).

172 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Nasdaq-100
High Income ETF On-Demand ETF Online Retail ETF Pet Care ETF
Russell 2000
Dividend
Growers ETF
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Dividends $ 185,634 $ 814 $ 236,704 $ 366,378 $ 10,079,691
Interest 82,213 — 1,786 5,605 33,852
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 124 29 43,928 16,929 120,595
Foreign withholding tax on income (315) (4) — (14,367) —
Total Investment Income
267,656 839 282,418 374,545 10,234,138
EXPENSES:
Advisory fees (Note 4) 140,807 2,232 269,112 172,830 1,414,497
Trustees fees (Note 8) 406 7 910 677 6,848
Compliance services fees (Note 4) 93 2 224 159 1,613
Total Expenses
141,306 2,241 270,246 173,666 1,422,958
Net Investment Income (Loss)
126,350 (1,402) 12,172 200,879 8,811,180
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (2,323,634) (453)
(a)
45,583 (7,270,059)
(b)
(14,381,953)
Expiration or closing of futures contracts 119,880 — — — —
In-kind redemptions of investments 1,083,273 — 4,136,354 1,890,552 28,152,203
Foreign currency transactions — (267) — (21,649) —
Net realized gain (loss)
(1,120,481) (720) 4,181,937 (5,401,156) 13,770,250
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 4,490,211 172,085
(c)
7,981,274 9,531,145
(d)
101,814,142
Futures contracts 212,318 — — — —
Non-exchange traded swap agreements (198,163) — — — —
Foreign currency translations — 18 — 3,199 —
Change in net unrealized appreciation/depreciation
4,504,366 172,103 7,981,274 9,534,344 101,814,142
Net realized and unrealized gain (loss)
3,383,885 171,383 12,163,211 4,133,188 115,584,392
Change in Net Assets Resulting from Operations
$ 3,510,235 $ 169,981 $ 12,175,383 $ 4,334,067 $ 124,395,572
(a) Net of India capital gains tax of $803.
(b) Net of Thailand capital gains tax of $12,034.
(c) Net of deferred India capital gain tax of $(1,627).
(d) Net of deferred Thailand capital gains tax of $18,507.

STATEMENTS OF OPERATIONS :: NOVEMBER 30, 2024 (UNAUDITED) :: 173
PROSHARES TRUST
See accompanying notes to the financial statements
Russell 2000
High Income ETF
Russell U.S.
Dividend
Growers ETF
S&P 500
®
Dividend
Aristocrats ETF
S&P 500
®
Ex-
Energy ETF
S&P 500
®
Ex-
Financials ETF
September 4,
2024
*
through
November 30,
2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Dividends $ 58,561 $ 101,957 $ 146,448,988 $ 343,067 $ 374,335
Income from non-cash dividends 10,468 — — — —
Interest 17,577 398 372,197 2,329 2,815
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) — 5 8,047 18 26
Foreign withholding tax on income (524) — — (93) (122)
Total Investment Income
86,082 102,360 146,829,232 345,321 377,054
EXPENSES:
Advisory fees (Note 4) 30,067 13,138 21,374,066 35,358 39,160
Trustees fees (Note 8) 59 73 117,434 518 583
Compliance services fees (Note 4) 4 17 28,047 126 148
Total Gross Expenses before fees waived and/or
reimbursed
30,130 13,228 21,519,547 36,002 39,891
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — — — (11,522) (12,778)
Total Net Expenses
30,130 13,228 21,519,547 24,480 27,113
Net Investment Income (Loss)
55,952 89,132 125,309,685 320,841 349,941
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (74,094) (445,322) 51,207,861 (144,513) 167,402
Expiration or closing of futures contracts 21,399 — — — —
In-kind redemptions of investments — 188,675 118,951,291 231,981 1,858,734
Net realized gain (loss)
(52,695) (256,647) 170,159,152 87,468 2,026,136
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 3,396,070 1,027,448 1,053,174,763 7,407,952 5,273,173
Futures contracts 231,485 — — — —
Non-exchange traded swap agreements (827,385) — — — —
Change in net unrealized appreciation/depreciation
2,800,170 1,027,448 1,053,174,763 7,407,952 5,273,173
Net realized and unrealized gain (loss)
2,747,475 770,801 1,223,333,915 7,495,420 7,299,309
Change in Net Assets Resulting from Operations
$ 2,803,427 $ 859,933 $ 1,348,643,600 $ 7,816,261 $ 7,649,250
* Commencement of investment operations.

174 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
S&P 500
®
Ex-
Health Care ETF
S&P 500
®
Ex-
Technology ETF
S&P 500
®
High
Income ETF
S&P Global Core
Battery Metals
ETF
S&P Kensho
Cleantech ETF
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Dividends $ 144,118 $ 526,863 $ 1,616,255 $ 29,779 $ 13,518
Interest 1,134 2,953 270,677 — —
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 8 19 114 3,994 4,983
Foreign withholding tax on income (42) — (311) (2,691) —
Total Investment Income
145,218 529,835 1,886,735 31,082 18,501
EXPENSES:
Advisory fees (Note 4) 14,488 42,110 700,849 7,499 9,783
Trustees fees (Note 8) 212 583 2,086 24 34
Compliance services fees (Note 4) 52 137 481 5 8
Total Gross Expenses before fees waived and/or
reimbursed
14,752 42,830 703,416 7,528 9,825
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (4,721) (13,676) — — —
Total Net Expenses
10,031 29,154 703,416 7,528 9,825
Net Investment Income (Loss)
135,187 500,681 1,183,319 23,554 8,676
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 18,674 (137,927) (1,465,142) (304,914) (367,673)
Expiration or closing of futures contracts — — 1,145,629 — —
In-kind redemptions of investments — — 5,121,846 — 210,403
Foreign currency transactions — — — 10 —
Net realized gain (loss)
18,674 (137,927) 4,802,333 (304,904) (157,270)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 3,272,715 8,783,140 28,488,572 67,174 (219,443)
Futures contracts — — 471,127 — —
Non-exchange traded swap agreements — — (1,504,929) — —
Foreign currency translations — — — 47 —
Change in net unrealized appreciation/depreciation
3,272,715 8,783,140 27,454,770 67,221 (219,443)
Net realized and unrealized gain (loss)
3,291,389 8,645,213 32,257,103 (237,683) (376,713)
Change in Net Assets Resulting from Operations
$ 3,426,576 $ 9,145,894 $ 33,440,422 $ (214,129) $ (368,037)

STATEMENTS OF OPERATIONS :: NOVEMBER 30, 2024 (UNAUDITED) :: 175
PROSHARES TRUST
See accompanying notes to the financial statements
S&P Kensho
Smart Factories
ETF
S&P MidCap
400
®
Dividend
Aristocrats ETF
S&P Technology
Dividend
Aristocrats ETF
Smart Materials
ETF
Supply Chain
Logistics ETF
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Dividends $ 3,569 $ 22,330,746 $ 1,974,964 $ 13,729 $ 19,871
Interest — 63,948 10,697 — —
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 25 — 1,652 13 156
Foreign withholding tax on income (303) — — (608) (1,705)
Total Investment Income
3,291 22,394,694 1,987,313 13,134 18,322
EXPENSES:
Advisory fees (Note 4) 2,755 3,149,823 605,452 4,754 5,359
Trustees fees (Note 8) 9 15,086 2,640 16 20
Compliance services fees (Note 4) 2 3,600 652 4 5
Total Expenses
2,766 3,168,509 608,744 4,774 5,384
Net Investment Income (Loss)
525 19,226,185 1,378,569 8,360 12,938
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 27,946 23,114,421 3,137,349 15,363 (98,043)
(a)
In-kind redemptions of investments — 11,991,399 6,740,436 — 140,276
Foreign currency transactions — — — 47 (165)
Net realized gain (loss)
27,946 35,105,820 9,877,785 15,410 42,068
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 90,856 210,052,280 7,748,016 (131,344) 35,709
(b)
Foreign currency translations — — — (61) (42)
Change in net unrealized appreciation/depreciation
90,856 210,052,280 7,748,016 (131,405) 35,667
Net realized and unrealized gain (loss)
118,802 245,158,100 17,625,801 (115,995) 77,735
Change in Net Assets Resulting from Operations
$ 119,327 $ 264,384,285 $ 19,004,370 $ (107,635) $ 90,673
(a) Net of India capital gains tax of $90.
(b) Net of deferred India capital gain tax of $915.

176 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

STATEMENTS OF CHANGES IN NET ASSETS :: NOVEMBER 30, 2024 (UNAUDITED) :: 177
PROSHARES TRUST
See accompanying notes to the financial statements.
Big Data Refiners ETF Decline of the Retail Store ETF DJ Brookfield Global Infrastructure ETF
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ (11,548) $ (16,704) $ 121,263 $ 332,457 $ 2,269,277 $ 4,469,557
Net realized gain (loss) 730,645 (216,702) (130,141) (871,769) 6,284,973 3,619,419
Change in net unrealized
appreciation/depreciation 1,178,430 1,042,055 (30,788) (1,207,412) 11,572,685 4,332,724
Change in net assets resulting
from operations 1,897,527 808,649 (39,666) (1,746,724) 20,126,935 12,421,700
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
— — (109,610) (369,728) (3,338,040) (4,826,933)
Total distributions — — (109,610) (369,728) (3,338,040) (4,826,933)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — 3,246,550 407,136 5,587,668 31,977,175 20,996,027
Cost of shares redeemed (1,759,007) — (541,169) (10,238,576) (49,047,975) (42,767,032)
Change in net assets resulting
from capital transactions
(1,759,007) 3,246,550 (134,033) (4,650,908) (17,070,800) (21,771,005)
Change in net assets 138,520 4,055,199 (283,309) (6,767,360) (281,905) (14,176,238)
NET ASSETS:
Beginning of period $ 6,746,176 $ 2,690,977 $ 4,086,659 $ 10,854,019 $ 130,696,166 $ 144,872,404
End of period $ 6,884,696 $ 6,746,176 $ 3,803,350 $ 4,086,659 $ 130,414,261 $ 130,696,166
SHARE TRANSACTIONS:
Beginning of period 200,001 100,001 310,001 650,001 2,810,001 3,290,001
Issued — — 30,000 360,000 — —
Issued in-kind — 100,000 — — 670,000 470,000
Redeemed — — (40,000) (700,000) — —
Redemption in-kind (50,000) — — — (1,000,000) (950,000)
Shares outstanding, end of
period 150,001 200,001 300,001 310,001 2,480,001 2,810,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

178 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Equities for Rising Rates ETF Global Listed Private Equity ETF Hedge Replication ETF
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 141,514 $ 597,369 $ 424,482 $ 572,578 $ 469,349 $ 1,125,625
Net realized gain (loss) 161,294 1,835,702 (242,665) (765,486) (302,417) 307,839
Change in net unrealized
appreciation/depreciation 499,826 6,276,790 333,448 2,075,426 971,539 659,327
Change in net assets resulting
from operations 802,634 8,709,861 515,265 1,882,518 1,138,471 2,092,791
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(167,796) (760,576) (936,739) (1,108,209) (490,788) (1,180,541)
Total distributions (167,796) (760,576) (936,739) (1,108,209) (490,788) (1,180,541)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — 3,054,340 2,530,739 2,048,990 493,936 488,245
Cost of shares redeemed (2,973,191) (33,986,525) — (1,631,905) (1,503,464) (6,327,864)
Change in net assets resulting
from capital transactions
(2,973,191) (30,932,185) 2,530,739 417,085 (1,009,528) (5,839,619)
Change in net assets (2,338,353) (22,982,900) 2,109,265 1,191,394 (361,845) (4,927,369)
NET ASSETS:
Beginning of period $ 16,119,733 $ 39,102,633 $ 10,873,872 $ 9,682,478 $ 27,919,054 $ 32,846,423
End of period $ 13,781,380 $ 16,119,733 $ 12,983,137 $ 10,873,872 $ 27,557,209 $ 27,919,054
SHARE TRANSACTIONS:
Beginning of period 270,001 860,001 360,001 350,001 565,000 685,000
Issued — — 30,000 — 10,000 10,000
Issued in-kind — 50,000 60,000 70,000 — —
Redeemed — (230,000) — — (30,000) (130,000)
Redemption in-kind (50,000) (410,000) — (60,000) — —
Shares outstanding, end of
period 220,001 270,001 450,001 360,001 545,000 565,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: NOVEMBER 30, 2024 (UNAUDITED) :: 179
PROSHARES TRUST
See accompanying notes to the financial statements.
High Yield-Interest Rate Hedged Inflation Expectations ETF
Investment Grade-Interest Rate
Hedged
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 4,787,958 $ 8,016,967 $ 530,510 $ 1,346,397 $ 6,350,627 $ 15,213,938
Net realized gain (loss) (2,567,415) 1,013,383 (1,644,019) 2,337,313 (3,831,112) 15,459,327
Change in net unrealized
appreciation/depreciation 5,368,572 9,262,925 1,237,923 (2,228,800) 5,308,512 7,165,510
Change in net assets resulting
from operations 7,589,115 18,293,275 124,414 1,454,910 7,828,027 37,838,775
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(4,771,519) (8,005,622) (531,830) (1,484,901) (6,673,813) (15,289,961)
Total distributions (4,771,519) (8,005,622) (531,830) (1,484,901) (6,673,813) (15,289,961)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 12,883,115 23,460,215 1,960,889 19,863,003 5,857,356 45,391,243
Cost of shares redeemed (3,192,165) (7,814,001) (966,027) (35,307,694) (64,845,848) (92,677,725)
Change in net assets resulting
from capital transactions
9,690,950 15,646,214 994,862 (15,444,691) (58,988,492) (47,286,482)
Change in net assets 12,508,546 25,933,867 587,446 (15,474,682) (57,834,278) (24,737,668)
NET ASSETS:
Beginning of period $ 136,646,937 $ 110,713,070 $ 22,027,437 $ 37,502,119 $ 293,273,957 $ 318,011,625
End of period $ 149,155,483 $ 136,646,937 $ 22,614,883 $ 22,027,437 $ 235,439,679 $ 293,273,957
SHARE TRANSACTIONS:
Beginning of period 2,125,001 1,875,001 660,001 1,150,001 3,800,001 4,450,001
Issued 100,000 25,000 60,000 580,000 25,000 125,000
Issued in-kind 100,000 350,000 — — 50,000 475,000
Redeemed — — (30,000) (1,070,000) (100,000) (825,000)
Redemption in-kind (50,000) (125,000) — — (750,000) (425,000)
Shares outstanding, end of
period 2,275,001 2,125,001 690,001 660,001 3,025,001 3,800,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

180 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
K-1 Free Crude Oil ETF
(a)
Large Cap Core Plus Long Online/Short Stores ETF
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 1,868,613 $ 4,685,318 $ 2,447,398 $ 4,865,190 $ 6,432 $ 54,577
Net realized gain (loss) (4,006,307) 6,921,298 42,860,345 51,743,548 1,001,046 2,487,357
Change in net unrealized
appreciation/depreciation (2,853,081) 8,519,947 18,742,493 40,554,901 115,990 1,371,508
Change in net assets resulting
from operations (4,990,775) 20,126,563 64,050,236 97,163,639 1,123,468 3,913,442
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(1,385,299) (7,448,692) (2,439,577) (4,883,467) (14,420) (40,546)
Total distributions (1,385,299) (7,448,692) (2,439,577) (4,883,467) (14,420) (40,546)
CAPITAL TRANSACTIONS (b):
Proceeds from shares issued 73,811,303 154,876,522 51,181,486 13,433,032 — 839,126
Cost of shares redeemed (109,231,406) (120,286,911) (64,755,310) (77,531,737) (2,548,923) (15,977,943)
Change in net assets resulting
from capital transactions
(35,420,103) 34,589,611 (13,573,824) (64,098,705) (2,548,923) (15,138,817)
Change in net assets (41,796,177) 47,267,482 48,036,835 28,181,467 (1,439,875) (11,265,921)
NET ASSETS:
Beginning of period $ 133,331,812 $ 86,064,330 $ 432,756,249 $ 404,574,782 $ 10,523,384 $ 21,789,305
End of period $ 91,535,635 $ 133,331,812 $ 480,793,084 $ 432,756,249 $ 9,083,509 $ 10,523,384
SHARE TRANSACTIONS:
Beginning of period 2,884,034 2,209,034 7,230,000 8,480,000 255,001 665,001
Issued 1,700,000 3,375,000 — — — —
Issued in-kind — — 820,000 230,000 — 20,000
Redeemed (2,425,000) (2,700,000) — — — —
Redemption in-kind — — (1,020,000) (1,480,000) (60,000) (430,000)
Shares outstanding, end of
period 2,159,034 2,884,034 7,030,000 7,230,000 195,001 255,001
(a) Consolidated Statement of Changes in Net Assets.
(b) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: NOVEMBER 30, 2024 (UNAUDITED) :: 181
PROSHARES TRUST
See accompanying notes to the financial statements.
Merger ETF Metaverse ETF MSCI EAFE Dividend Growers ETF
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 33,624 $ 288,394 $ 21,632 $ 47,045 $ 581,964 $ 1,873,369
Net realized gain (loss) 218,906 206,655 192,255 1,022,007 1,453,084 482,688
Change in net unrealized
appreciation/depreciation 219,789 428,623 441,467 (39,412) 806,918 2,906,327
Change in net assets resulting
from operations 472,319 923,672 655,354 1,029,640 2,841,966 5,262,384
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(20,572) (272,433) (23,181) (46,015) (1,224,469) (2,195,967)
Total distributions (20,572) (272,433) (23,181) (46,015) (1,224,469) (2,195,967)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — 12,955,523 — 2,308,134 — —
Cost of shares redeemed — (16,981,113) (861,008) (3,602,093) (6,372,583) (19,940,275)
Change in net assets resulting
from capital transactions
— (4,025,590) (861,008) (1,293,959) (6,372,583) (19,940,275)
Change in net assets 451,747 (3,374,351) (228,835) (310,334) (4,755,086) (16,873,858)
NET ASSETS:
Beginning of period $ 10,045,437 $ 13,419,788 $ 5,884,785 $ 6,195,119 $ 76,312,204 $ 93,186,062
End of period $ 10,497,184 $ 10,045,437 $ 5,655,950 $ 5,884,785 $ 71,557,118 $ 76,312,204
SHARE TRANSACTIONS:
Beginning of period 250,001 350,001 140,001 170,001 1,990,001 2,520,001
Issued in-kind — 325,000 — 60,000 — —
Redeemed — (425,000) — — — —
Redemption in-kind — — (20,000) (90,000) (160,000) (530,000)
Shares outstanding, end of
period 250,001 250,001 120,001 140,001 1,830,001 1,990,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

182 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
MSCI Emerging Markets Dividend
Growers ETF MSCI Europe Dividend Growers ETF MSCI Transformational Changes ETF
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 234,129 $ 304,356 $ 31,972 $ 149,688 $ 21,890 $ 53,540
Net realized gain (loss) 63,029 (1,061,199) 163,906 205,414 215,545 (241,918)
Change in net unrealized
appreciation/depreciation (161,668) 448,264 (39,040) 664,873 867,339 1,836,984
Change in net assets resulting
from operations 135,490 (308,579) 156,838 1,019,975 1,104,774 1,648,606
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(177,272) (261,452) (110,019) (173,874) (31,528) (65,246)
Total distributions (177,272) (261,452) (110,019) (173,874) (31,528) (65,246)
CAPITAL TRANSACTIONS (a):
Cost of shares redeemed (4,382,580) (3,036,832) (498,272) (2,398,980) (1,139,423) (3,748,076)
Change in net assets resulting
from capital transactions
(4,382,580) (3,036,832) (498,272) (2,398,980) (1,139,423) (3,748,076)
Change in net assets (4,424,362) (3,606,863) (451,453) (1,552,879) (66,177) (2,164,716)
NET ASSETS:
Beginning of period $ 12,536,155 $ 16,143,018 $ 7,046,658 $ 8,599,537 $ 8,294,823 $ 10,459,539
End of period $ 8,111,793 $ 12,536,155 $ 6,595,205 $ 7,046,658 $ 8,228,646 $ 8,294,823
SHARE TRANSACTIONS:
Beginning of period 285,001 355,001 145,001 195,001 200,001 300,001
Issued in-kind — — — — — —
Redeemed — — — — (25,000) (100,000)
Redemption in-kind (100,000) (70,000) (10,000) (50,000) — —
Shares outstanding, end of
period 185,001 285,001 135,001 145,001 175,001 200,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: NOVEMBER 30, 2024 (UNAUDITED) :: 183
PROSHARES TRUST
See accompanying notes to the financial statements.
Nanotechnology ETF
Nasdaq-100 Dorsey Wright
Momentum ETF Nasdaq-100 High Income ETF
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
March 18, 2024*
through May 31,
2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 891 $ 8,926 $ 922 $ (2,299) $ 126,350 $ 17,177
Net realized gain (loss) 337,927 (99,846) 1,549,848 884,395 (1,120,481) (21,327)
Change in net unrealized
appreciation/depreciation (800,463) 1,030,178 (584,301) 2,018,175 4,504,366 400,903
Change in net assets resulting
from operations (461,645) 939,258 966,469 2,900,271 3,510,235 396,753
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(581) (9,541) (5,565) (6,003) (770,920) (164,921)
Tax return of capital (33) — — — (2,121,361) —
Total distributions (614) (9,541) (5,565) (6,003) (2,892,281) (164,921)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — 2,455,595 — 1,090,454 85,812,027 22,649,387
Cost of shares redeemed — — (882,816) (2,291,704) (43,643,671) —
Change in net assets resulting
from capital transactions
— 2,455,595 (882,816) (1,201,250) 42,168,356 22,649,387
Change in net assets (462,259) 3,385,312 78,088 1,693,018 42,786,310 22,881,219
NET ASSETS:
Beginning of period $ 6,187,923 $ 2,802,611 $ 12,107,094 $ 10,414,076 $ 22,881,219 $ —
End of period $ 5,725,664 $ 6,187,923 $ 12,185,182 $ 12,107,094 $ 65,667,529 $ 22,881,219
SHARE TRANSACTIONS:
Beginning of period 125,001 75,001 280,001 310,001 560,001 —
Issued — 25,000 — — 1,640,000 510,001
Issued in-kind — 25,000 — 30,000 420,000 50,000
Redeemed — — — — (590,000) —
Redemption in-kind — — (20,000) (60,000) (510,000) —
Shares outstanding, end of
period 125,001 125,001 260,001 280,001 1,520,001 560,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

184 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
On-Demand ETF Online Retail ETF Pet Care ETF
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ (1,402) $ (1,548) $ 12,172 $ 279,905 $ 200,879 $ 355,287
Net realized gain (loss) (720) (155,869) 4,181,937 (42,286,557) (5,401,156) (31,572,635)
Change in net unrealized
appreciation/depreciation 172,103 309,315 7,981,274 74,392,236 9,534,344 39,902,308
Change in net assets resulting
from operations 169,981 151,898 12,175,383 32,385,584 4,334,067 8,684,960
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
— (4,786) (109,881) (118,249) (268,682) (343,108)
Total distributions — (4,786) (109,881) (118,249) (268,682) (343,108)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — — — 8,373,642 — —
Cost of shares redeemed — — (16,882,256) (35,633,021) (9,684,390) (28,040,428)
Change in net assets resulting
from capital transactions
— — (16,882,256) (27,259,379) (9,684,390) (28,040,428)
Change in net assets 169,981 147,112 (4,816,754) 5,007,956 (5,619,005) (19,698,576)
NET ASSETS:
Beginning of period $ 698,346 $ 551,234 $ 98,785,694 $ 93,777,738 $ 71,003,880 $ 90,702,456
End of period $ 868,327 $ 698,346 $ 93,968,940 $ 98,785,694 $ 65,384,875 $ 71,003,880
SHARE TRANSACTIONS:
Beginning of period 25,001 25,001 2,440,001 3,190,001 1,325,001 1,900,001
Issued in-kind — — — 250,000 — —
Redemption in-kind — — (410,000) (1,000,000) (175,000) (575,000)
Shares outstanding, end of
period 25,001 25,001 2,030,001 2,440,001 1,150,001 1,325,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: NOVEMBER 30, 2024 (UNAUDITED) :: 185
PROSHARES TRUST
See accompanying notes to the financial statements.
Russell 2000 Dividend Growers ETF
Russell 2000 High
Income ETF Russell U.S. Dividend Growers ETF
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
September 4,
2024*
through
November 30,
2024
(Unaudited)
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 8,811,180 $ 23,499,645 $ 55,952 $ 89,132 $ 226,485
Net realized gain (loss) 13,770,250 18,508,812 (52,695) (256,647) 381,216
Change in net unrealized appreciation/
depreciation 101,814,142 67,312,755 2,800,170 1,027,448 122,719
Change in net assets resulting
from operations 124,395,572 109,321,212 2,803,427 859,933 730,420
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(9,962,515) (22,978,730) (483,041) (97,080) (231,308)
Total distributions (9,962,515) (22,978,730) (483,041) (97,080) (231,308)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 51,082,343 28,908,746 43,853,886 — —
Cost of shares redeemed (149,052,997) (130,930,833) — (1,007,177) (3,660,897)
Change in net assets resulting from capital
transactions
(97,970,654) (102,022,087) 43,853,886 (1,007,177) (3,660,897)
Change in net assets 16,462,403 (15,679,605) 46,174,272 (244,324) (3,161,785)
NET ASSETS:
Beginning of period $ 761,151,478 $ 776,831,083 $ — $ 7,466,394 $ 10,628,179
End of period $ 777,613,881 $ 761,151,478 $ 46,174,272 $ 7,222,070 $ 7,466,394
SHARE TRANSACTIONS:
Beginning of period 11,980,001 13,690,001 — 160,001 240,001
Issued in-kind 750,000 470,000 1,050,001 — —
Redemption in-kind (2,330,000) (2,180,000) — (20,000) (80,000)
Shares outstanding, end of
period 10,400,001 11,980,001 1,050,001 140,001 160,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

186 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
tu
S&P 500
®
Dividend Aristocrats ETF S&P 500
®
Ex-Energy ETF S&P 500
®
Ex-Financials ETF
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 125,309,685 $ 246,037,245 $ 320,841 $ 562,182 $ 349,941 $ 646,318
Net realized gain (loss) 170,159,152 88,554,195 87,468 52,363 2,026,136 1,325,903
Change in net unrealized
appreciation/depreciation 1,053,174,763 1,190,630,047 7,407,952 9,787,561 5,273,173 10,127,308
Change in net assets resulting
from operations 1,348,643,600 1,525,221,487 7,816,261 10,402,106 7,649,250 12,099,529
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(127,888,037) (248,908,554) (327,370) (535,086) (369,560) (563,492)
Total distributions (127,888,037) (248,908,554) (327,370) (535,086) (369,560) (563,492)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 144,966,317 769,741,632 1,242,215 6,626,283 2,954,777 17,227,739
Cost of shares redeemed (371,402,414) (968,741,422) (589,750) (944,335) (9,622,585) (5,811,123)
Change in net assets resulting
from capital transactions
(226,436,097) (198,999,790) 652,465 5,681,948 (6,667,808) 11,416,616
Change in net assets 994,319,466 1,077,313,143 8,141,356 15,548,968 611,882 22,952,653
NET ASSETS:
Beginning of period $ 11,808,758,037 $ 10,731,444,894 $ 50,841,612 $ 35,292,644 $ 60,442,739 $ 37,490,086
End of period $ 12,803,077,503 $ 11,808,758,037 $ 58,982,968 $ 50,841,612 $ 61,054,621 $ 60,442,739
SHARE TRANSACTIONS:
Beginning of period 120,400,001 122,450,001 900,002 790,002
(b)
1,060,002 830,002
(b)
Issued in-kind 1,450,000 8,200,000 20,000 130,000
(b)
50,000 350,000
(b)
Redemption in-kind (3,700,000) (10,250,000) (10,000) (20,000)
(b)
(160,000) (120,000)
(b)
Shares outstanding, end of
period 118,150,001 120,400,001 910,002 900,002 950,002 1,060,002
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 14, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective April 10, 2024.

STATEMENTS OF CHANGES IN NET ASSETS :: NOVEMBER 30, 2024 (UNAUDITED) :: 187
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P 500
®
Ex-Health Care ETF S&P 500
®
Ex-Technology ETF S&P 500
®
High Income ETF
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
December 18,
2023*
through May 31,
2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 135,187 $ 258,387 $ 500,681 $ 728,494 $ 1,183,319 $ 254,367
Net realized gain (loss) 18,674 428,471 (137,927) 534,965 4,802,333 351,367
Change in net unrealized
appreciation/depreciation 3,272,715 4,120,584 8,783,140 7,201,953 27,454,770 4,797,154
Change in net assets resulting
from operations 3,426,576 4,807,442 9,145,894 8,465,412 33,440,422 5,402,888
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(136,943) (237,181) (469,743) (628,528) (12,732,408) (2,036,254)
Total distributions (136,943) (237,181) (469,743) (628,528) (12,732,408) (2,036,254)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — 1,928,995 126,053,296 19,902,654 315,185,427 148,614,153
Cost of shares redeemed — (1,883,872) — (5,112,718) (54,571,860) (2,909,105)
Change in net assets resulting
from capital transactions
— 45,123 126,053,296 14,789,936 260,613,567 145,705,048
Change in net assets 3,289,633 4,615,384 134,729,447 22,626,820 281,321,581 149,071,682
NET ASSETS:
Beginning of period $ 20,806,112 $ 16,190,728 $ 52,836,304 $ 30,209,484 $ 149,071,682 $ —
End of period $ 24,095,745 $ 20,806,112 $ 187,565,751 $ 52,836,304 $ 430,393,263 $ 149,071,682
SHARE TRANSACTIONS:
Beginning of period 370,002 370,002
(b)
630,001 440,001 3,510,001 —
Issued — — — — 3,800,000 3,220,001
Issued in-kind — 40,000
(b)
1,330,000 260,000 3,300,000 360,000
Redeemed — — — — (670,000) (50,000)
Redemption in-kind — (40,000)
(b)
— (70,000) (560,000) (20,000)
Shares outstanding, end of
period 370,002 370,002 1,960,001 630,001 9,380,001 3,510,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 14, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective April 10, 2024.

188 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P Global Core Battery Metals ETF S&P Kensho Cleantech ETF S&P Kensho Smart Factories ETF
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 23,554 $ 48,321 $ 8,676 $ 18,604 $ 525 $ 4,137
Net realized gain (loss) (304,904) (145,731) (157,270) (879,582) 27,946 41,322
Change in net unrealized
appreciation/depreciation 67,221 (177,016) (219,443) (371,778) 90,856 31,718
Change in net assets resulting
from operations (214,129) (274,426) (368,037) (1,232,756) 119,327 77,177
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(29,763) (55,944) (13,607) (8,329) — (5,147) #
Tax return of capital — — — — — (305) #
Total distributions (29,763) (55,944) (13,607) (8,329) — (5,452)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 689,653 — 1,626,726 — — —
Cost of shares redeemed — — (1,586,302) (1,145,384) — —
Change in net assets resulting
from capital transactions
689,653 — 40,424 (1,145,384) — —
Change in net assets 445,761 (330,370) (341,220) (2,386,469) 119,327 71,725
NET ASSETS:
Beginning of period $ 2,336,939 $ 2,667,309 $ 3,763,486 $ 6,149,955 $ 937,434 $ 865,709
End of period $ 2,782,700 $ 2,336,939 $ 3,422,266 $ 3,763,486 $ 1,056,761 $ 937,434
SHARE TRANSACTIONS:
Beginning of period 75,001 75,001 150,001 200,001 25,001 25,001
Issued in-kind 25,000 — 75,000 — — —
Redemption in-kind — — (75,000) (50,000) — —
Shares outstanding, end of
period 100,001 75,001 150,001 150,001 25,001 25,001
# Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2024.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: NOVEMBER 30, 2024 (UNAUDITED) :: 189
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P MidCap 400
®
Dividend Aristocrats
ETF
S&P Technology Dividend Aristocrats
ETF Smart Materials ETF
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 19,226,185 $ 37,987,944 $ 1,378,569 $ 3,029,308 $ 8,360 $ 21,499
Net realized gain (loss) 35,105,820 45,738,940 9,877,785 5,643,414 15,410 (7,338)
Change in net unrealized
appreciation/depreciation 210,052,280 136,333,824 7,748,016 34,642,542 (131,405) 144,042
Change in net assets resulting
from operations 264,384,285 220,060,708 19,004,370 43,315,264 (107,635) 158,203
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(18,319,939) (36,754,850) (1,645,066) (2,867,234) (16,528) (14,774)
Total distributions (18,319,939) (36,754,850) (1,645,066) (2,867,234) (16,528) (14,774)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 6,639,016 186,701,604 2,304,870 105,256,297 — —
Cost of shares redeemed (51,624,445) (354,547,141) (25,204,916) (48,642,681) — —
Change in net assets resulting
from capital transactions
(44,985,429) (167,845,537) (22,900,046) 56,613,616 — —
Change in net assets 201,078,917 15,460,321 (5,540,742) 97,061,646 (124,163) 143,429
NET ASSETS:
Beginning of period $ 1,530,591,690 $ 1,515,131,369 $ 269,017,175 $ 171,955,529 $ 1,690,916 $ 1,547,487
End of period $ 1,731,670,607 $ 1,530,591,690 $ 263,476,433 $ 269,017,175 $ 1,566,753 $ 1,690,916
SHARE TRANSACTIONS:
Beginning of period 20,210,001 22,650,001 3,690,001 2,800,001 50,001 50,001
Issued — 1,900,000 — — — —
Issued in-kind 80,000 670,000 30,000 1,590,000 — —
Redemption in-kind (670,000) (5,010,000) (330,000) (700,000) — —
Shares outstanding, end of
period 19,620,001 20,210,001 3,390,001 3,690,001 50,001 50,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

190 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Supply Chain Logistics ETF
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 12,938 $ 54,789
Net realized gain (loss) 42,068 3,019
Change in net unrealized appreciation/depreciation 35,667 179,100
Change in net assets resulting
from operations 90,673 236,908
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(22,818) (95,128)
Total distributions (22,818) (95,128)
CAPITAL TRANSACTIONS (a):
Cost of shares redeemed (1,020,405) —
Change in net assets resulting from capital transactions
(1,020,405) —
Change in net assets (952,550) 141,780
NET ASSETS:
Beginning of period $ 2,002,068 $ 1,860,288
End of period $ 1,049,518 $ 2,002,068
SHARE TRANSACTIONS:
Beginning of period 50,001 50,001
Issued in-kind — —
Redemption in-kind (25,000) —
Shares outstanding, end of
period 25,001 50,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

FINANCIAL HIGHLIGHTS :: 191
PROSHARES TRUST
FINANCIAL HIGHLIGHTS

192 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Big Data Refiners ETF
Six Months ended
November 30,
2024 (Unaudited)
$ 33.73 $ (0.07) $ 12.24 $ — $ 12.17 $ — $ — $ — $ — $ 45.90 36.07% 35.59% 0.58% 0.58% (0.39) % (0.39) % $ 6,885 20%
Year ended
May 31, 2024
26.91 (0.12) 6 .94 — 6.82 — — — — 33.73 25.35 25.42 0.58 0.58 (0.38) (0.38) 6,746 33
Year ended
May 31, 2023
24.17 (0.04) 2.78 — (h) 2.74 — — — — 26.91 11.32 11.23 0.58 0.58 (0.16) (0.16) 2,691 33
September 29,
2021* through May
31, 2022
40.00 (0.12) (15.71) — (15.83) — — — — 24.17 (39.57) (39.43) 0.58 0.58 (0.51) (0.51) 2,417 25
Decline of the Retail Store ETF
Six Months ended
November 30,
2024 (Unaudited)
13.18 0.39 (0.54) — (0.15) (0.35) — — (0.35) 12.68 (1.35) (1.60) 0.65 0.65 5.76 5.76 3,803 —
Year ended
May 31, 2024
16.70 0.63 (3.46) — (2.83) (0.69) — — (0.69) 13.18 (17.33) (17.13) 0.65 0.65 4.08 4.08 4,087 —
Year ended
May 31, 2023
16.13 0.31 0.46 (i) — 0 .77 (0.20) — — (0.20) 16.70 4.95 4.68 0.65 0.65 2.06 2.06 10,854 —
Year ended
May 31, 2022
16.50 (0.09) (0.28) — (0.37) — — — — 16.13 (2.25) (2.12) 0.65 0.65 (0.58) (0.58) 10,079 —
Year ended
May 31, 2021
34.39 (0.16) (17.73) — (17.89) — — — — 16.50 (52.02) (51.88) 0.65 0.65 (0.64) (0.64) 7,424 —
Year ended
May 31, 2020
39.55 0.03 (4.96) — (4.93) (0.21) — (0.02)# (0.23) 34.39 (12.50) (12.75) 0.66 0.66 0.07 0.07 36,107 —
*
Commencement of investment operations.

193 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
DJ Brookfield Global Infrastructure ETF
Six Months ended
November 30,
2024 (Unaudited)
$ 46.51 $ 0.81 $ 6.44 $ — $ 7.25 $ (1.17) $ — $ — $ (1.17) $ 52.59 15.91% 16.00% 0.45% 0.45% 3.32% 3.32% $ 130,414 4%
Year ended
May 31, 2024
44.03 1.42 2.54 — 3.96 (1.48) — — (1.48) 46.51 9.18 9.33 0.45 0.45 3.19 3.19 130,696 10
Year ended
May 31, 2023
50.16 1.22 (5.97) — (4.75) (1.38) — — (1.38) 44.03 (9.44) (9.64) 0.45 0.45 2.68 2.68 144,872 13
Year ended
May 31, 2022
46.63 1.16 3.94 — 5.10 (1.57) — — (1.57) 50.16 11.21 11.36 0.45 0.45 2.45 2.45 152,982 9
Year ended
May 31, 2021
40.64 1.07 6.19 — 7.26 (1.27) — — (1.27) 46.63 18.50 18.44 0.45 0.45 2.58 2.58 177,659 10
Year ended
May 31, 2020
43.97 0.97 (2.91) — (1.94) (1.39) — — (1.39) 40.64 (4.55) (4.74) 0.46 0.46 2.24 2.24 143,446 8
Equities for Rising Rates ETF
Six Months ended
November 30,
2024 (Unaudited)
59.70 0.56 3.04 — 3.60 (0.66) — — (0.66) 62.64 6.12 6.21 0.35 0.35 1.90 1.90 13,781 27
Year ended
May 31, 2024
45.47 1.16 14.54 — 15 .70 (1.47) — — (1.47) 59.70 35.02 34.94 0.35 0.35 2.22 2.22 16,120 144
Year ended
May 31, 2023
54.37 1.32 (8.88) — (7.56) (1.34) — — (1.34) 45.47 (13.98) (12 .59) 0.35 0.35 2.64 2.64 39,103 92
Year ended
May 31, 2022
50.02 1.21 4.02 — 5.23 (0.88) — — (0.88) 54.37 10.65 9.03 0.35 0.35 2.31 2.31 104,931 102
Year ended
May 31, 2021
29.05 0.94 20.75 — 21.69 (0.72) — — (0.72) 50.02 75.88 78.30 0.35 0.35 2.31 2.31 7,002 105
Year ended
May 31, 2020
37.88 0.88 (8.81) — (7.93) (0.90) — — (0.90) 29.05 (21.31) (22.29) 0.35 0.35 2.31 2.31 1,162 147

194 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Global Listed Private Equity ETF
Six Months ended
November 30,
2024 (Unaudited)
$ 30.21 $ 1.10 $ 0.08 $ — $ 1.18 $ (2.54) $ — $ — $ (2.54) $ 28.85 4.32% 4.82% 2.04% 0.60% 6.23% 7.68% $ 12,983 12%
Year ended
May 31, 2024
27.66 1.82 4.23 — 6.05 (3.50) — — (3.50) 30.21 23.78 24.18 2.32 0.60 4.77 6.49 10,874 18
Year ended
May 31, 2023
29.57 1.51 (2.46) — (0.95) (0.96) — — (0.96) 27.66 (2.95) (2.80) 1.95 0.60 4 .23 5.59 9,682 13
Year ended
May 31, 2022
38.13 1.59 (5.83) — (4.24) (3.79) — (0.53)## (4.32) 29.57 (12.80) (12.87) 1.28 0.60 3.85 4.53 14,194 31
Year ended
May 31, 2021
25.82 1.60 12.97 — 14.57 (2.26) — — (2.26) 38.13 59.40 58.58 1.40 0.60 4.39 5.19 20,974 21
Year ended
May 31, 2020
33.60 1.62 (6.54) — (4.92) (2 .86) — — (2.86) 25.82 (16.27) (15.67) 1.38 0.60 4.32 5.11 16,266 20
Hedge Replication ETF
Six Months ended
November 30,
2024 (Unaudited)
49.41 0.83 1.18 — 2.01 (0.86) — — (0.86) 50.56 4.13 3.92 2.25 0.95 2.02 3.32 27,557 24
Year ended
May 31, 2024
47.95 1.78 1.48 — 3.26 (1.80) — — (1.80) 49.41 6.94 7.03 1.94 0.95 2.67 3.67 27,919 57
Year ended
May 31, 2023
47.94 1.04 (0.59) — 0.45 (0.44) — — (0.44) 47.95 0.97 0.68 2.11 0.95 1.03 2.19 32,846 98
Year ended
May 31, 2022
52.16 (0.28) (3.94) — (4.22) — — — — 47.94 (8.10) (8.17) 1.82 0.95 (1.43) (0.56) 43,862 52
Year ended
May 31, 2021
45.13 (0.34) 7.37 — 7.03 — — — — 52.16 15.57 16.26 1 .88 0.95 (1.62) (0.68) 44,071 72
Year ended
May 31, 2020
44.53 0.24 0.77 — 1.01 (0.39) — (0.02)# (0.41) 45.13 2.27 1.84 1.62 0.95 (0.16) 0.52 26,854 89

195 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
High Yield-Interest Rate Hedged
Six Months ended
November 30,
2024 (Unaudited)
$ 64.30 $ 2.18 $ 1.27 $ — (h) $ 3.45 $ (2.19) $ — $ — $ (2.19) $ 65.56 5.46% 5.49% 0.50% 0.50% 6.76% 6.76% $ 149,155 29%
Year ended
May 31, 2024
59.05 4.06 5.27 — (h) 9.33 (4 .08) — — (4.08) 64.30 16.33 16.45 0.50 0.50 6.51 6.51 136,647 61
Year ended
May 31, 2023
60.76 3.39 (1.64) — 1.75 (3.46) — — (3.46) 59.05 3.03 3.05 0.50 0 .50 5.74 5.74 110,713 27
Year ended
May 31, 2022
62.62 2.73 (1.79) 0.02 0.96 (2.82) — — (2.82) 60.76 1.56 1.67 0.50 0.50 4.41 4.41 145,836 45
Year ended
May 31, 2021
58.74 2.96 4.05 — (h) 7.01 (3.13) — — (3.13) 62.62 12.22 12.22 0.50 0.50 4.83 4.83 108,019 55
Year ended
May 31, 2020
64.39 3.53 (5.52) — (1.99) (3 .66) — — (3.66) 58.74 (3.32) (3.03) 0.51 0.51 5.62 5.62 76,360 52
Inflation Expectations ETF
Six Months ended
November 30,
2024 (Unaudited)
33.37 0.79 (0.59) — (h) 0.20 (0.79) — — (0.79) 32.78 0.60 0.15 1.13 0.30 4.02 4.85 22,615 —
Year ended
May 31, 2024
32.61 1.51 0.86 0.01 2.38 (1.62) — — (1.62) 33.37 7.56 8.09 0.98 0.30 3.85 4 .54 22,027 —
Year ended
May 31, 2023
32.79 0.86 (0.54) 0.01 0.33 (0.51) — — (0.51) 32.61 1.05 0.77 0.86 0.30 2.06 2.62 37,502 —
Year ended
May 31, 2022
30.10 0.82 2 .85 0.01 3.68 (0.99) — — (0.99) 32.79 12.65 12.00 0.98 0.31 2.00 2.67 63,286 —
Year ended
May 31, 2021
24.12 0.51 5.66 0.01 6.18 (0.20) — — (0.20) 30.10 25.70 25.40 1.70 0.30 0.44 1.84 44,247 60
Year ended
May 31, 2020
27.12 0.40 (2.86) 0.01 (2.45) (0.55) — — (0.55) 24.12 (9.16) (8.73) 1.13 0.30 0.72 1.56 7,719 21

196 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Investment Grade-Interest Rate Hedged
Six Months ended
November 30,
2024 (Unaudited)
$ 77.18 $ 1.96 $ 0.69 $ — (h) $ 2.65 $ (2.00) $ — $ — $ (2.00) $ 77.83 3.50% 3.29% 0.30% 0.30% 5.09% 5.09% $ 235,440 17%
Year ended
May 31, 2024
71.46 3.90 5.69 0.02 9.61 (3.89) — — (3.89) 77.18 13.78 13.80 0.30 0.30 5.22 5.22 293,274 62
Year ended
May 31, 2023
71.14 2.96 0.34 0.01 3.31 (2.99) — — (2.99) 71.46 4.81 3.99 0.30 0.30 4.21 4.21 318,012 141
Year ended
May 31, 2022
76.25 1.93 (5.10) — (h) (3.17) (1.94) — — (1.94) 71.14 (4.21) (3.51) 0.30 0.30 2.60 2.60 665,124 24
Year ended
May 31, 2021
69.63 1.93 6.58 0.03 8.54 (1.92) — — (1.92) 76.25 12.40 12.19 0.30 0.30 2.59 2.59 724,383 22
Year ended
May 31, 2020
73.37 2.49 (3.66) — (h) (1.17) (2.57) — — (2.57) 69.63 (1.73) (1.26) 0.30 0.30 3.40 3.40 234,995 21
K-1 Free Crude Oil ETF
†
Six Months ended
November 30,
2024 (Unaudited)
46.23 0.83 (4.05) — (3.22) (0.61) — — (0.61) 42.40 (7.05) (6.51) 0.70 0.70 3.66 3.66 91,536 —
Year ended
May 31, 2024
38.96 1.73 8.20 — 9.93 (2.66) — — (2.66) 46.23 25.68 26.40 0.69 0.69 3.81 3.81 133,332 —
Year ended
May 31, 2023
58.72 0.31 (15.20) — (14.89) (4.50) — (0.37) (4.87) 38.96 (27.17) (27.88) 0.73 (p) 0.73 (p) 0.67 0.67 86,064 —
Year ended
May 31, 2022
59.06 (0.39) 31.17 — 30.78 (31.12) — — (31.12) 58.72 81.99 82.32 0.71 (n) 0.71 (n) (0.71) (0.71) 101,814 —
Year ended
May 31, 2021
33.68 (0.29) 25.67 — 25.38 — — — — 59.06 75.34 77.78 0.67 (m) 0.67 (m) (0.67) (0.67) 103,884 —
Year ended
May 31, 2020(j)
97.38 0.08 (62.88) — (62.80) (0.90) — — (0.90) 33.68 (65.09) (65.24) 0.66 0.65 0.15 0.16 76,091 206 (k)
†
Consolidated Financial Highlights.

197 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Large Cap Core Plus
Six Months ended
November 30,
2024 (Unaudited)
$ 59.86 $ 0 .34 $ 8.53 $ — $ 8.87 $ (0.34) $ — $ — $ (0.34) $ 68.39 14.87% 15.20% 0.45% 0.45% 1.06% 1.06% $ 480,793 30%
Year ended
May 31, 2024
47.71 0.65 12.15 — 12.80 (0.65) — — (0.65) 59 .86 26.99 26.55 0.45 0.45 1.20 1.20 432,756 57
Year ended
May 31, 2023
49.88 0.66 (2.21) — (1.55) (0.62) — — (0.62) 47.71 (3.02) (2.90) 0.45 0.45 1.41 1.41 404,575 54
Year ended
May 31, 2022(o)
48.48 0.50 1.36 — 1.86 (0.46) — — (0.46) 49.88 3.79 3.87 0.45 0.45 0.96 0.96 475,373 53
Year ended
May 31, 2021(o)
35.06 0.45 13 .45 — 13.90 (0.48) — — (0.48) 48.48 39.97 39.77 0.45 0.45 1.10 1.10 481,904 58
Year ended
May 31, 2020(o)
33.26 0.53 1.86 — 2.39 (0.59) — — (0.59) 35.06 7 .26 7.49 0.46 0.46 1.49 1.49 412,340 57
Long Online/Short Stores ETF
Six Months ended
November 30,
2024 (Unaudited)
41.27 0.03 5.34 — 5.37 (0.06) — — (0.06) 46.58 13.03 13.10 0 .65 0.65 0.13 0.13 9,084 31
Year ended
May 31, 2024
32.77 0.11 8.54 — 8.65 (0.15) — — (0.15) 41.27 26.42 26.29 0.65 0.65 0.29 0.29 10,523 95
Year ended
May 31, 2023
37.23 (0.06) (4.40) — (4.46) — — — — 32.77 (11.99) (11.60) 0.65 0.65 (0.19) (0.19) 21,789 107
Year ended
May 31, 2022
78.80 0.08 (41.65) — (41.57) — — — — 37.23 (52.75) (52.96) 0.65 0.65 0.13 0.13 21,781 124
Year ended
May 31, 2021
68.72 1.17(l) 10.14 — 11.31 (1.23) — — (1.23) 78.80 16.23 16.41 0.65 0 .65 1.36 (l) 1.36 (l) 100,467 77
Year ended
May 31, 2020
51.09 (0.17) 17.80 — 17.63 — — — — 68.72 34.52 34.29 0.65 0.65 (0.31) (0.31) 183,132 89

198 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Merger ETF
Six Months ended
November 30,
2024 (Unaudited)
$ 40.18 $ 0.13 $ 1 .76 $ — $ 1.89 $ (0.08) $ — $ — $ (0.08) $ 41.99 4.73% 4.98% 2.26% 0.75% (0.86) % 0.65% $ 10,497 102%
Year ended
May 31, 2024
38.34 0.81 1.91 0.01 2.73 (0.89) — — (0.89) 40.18 7 .15 7.13 1.83 0.75 0.96 2.05 10,045 283
Year ended
May 31, 2023
40.24 0.37 (1.98) — (1.61) (0.29) — — (0.29) 38.34 (4.01) (4.60) 1.45 0.75 0.23 0.93 13,420 235
Year ended
May 31, 2022
40.82 0.05 (0.48) — (0.43) (0.15) — — (0.15) 40.24 (1.07) (0.90) 1.19 0.75 (0.31) 0.13 70,416 262
Year ended
May 31, 2021
37.64 0.26 3.01 — 3 .27 (0.09) — — (0.09) 40.82 8.72 8.91 1.68 0.75 (0.27) 0.65 42,863 315
Year ended
May 31, 2020
37.24 0.01 0.69 — 0.70 (0.30) — — (0.30) 37.64 1.86 1.52 3 .49 0.75 (2.73) 0.02 7,527 249
Metaverse ETF
Six Months ended
November 30,
2024 (Unaudited)
42.03 0.18 5.11 — 5.29 (0.19) — — (0.19) 47.13 12.63 12.77 0.58 0.58 0.81 0.81 5,656 20
Year ended
May 31, 2024
36.44 0.30 5.57 — 5.87 (0.28) — — (0.28) 42.03 16.21 16.07 0.58 0.58 0.77 0.77 5,885 55
Year ended
May 31, 2023
35.55 0.18 0.86 (i) — 1.04 (0.13) — (0.02) (0.15) 36.44 2.97 2.94 0.58 0.58 0.55 0.55 6,195 67
March 15, 2022*
through May 31,
2022
40.00 (0.03) (4.42) — (4.45) — — — — 35.55 (11.12) (11.10) 0.58 0.58 (0.32) (0.32) 7,822 20
*
Commencement of investment operations.

199 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
MSCI EAFE Dividend Growers ETF
Six Months ended
November 30,
2024 (Unaudited)
$ 38.35 $ 0.30 $ 1.08 $ — $ 1.38 $ (0.63) $ — $ — $ (0.63) $ 39.10 3.63% 3.59% 0.50% 0.50% 1.53% 1.53% $ 71,557 26%
Year ended
May 31, 2024
36.98 0.79 1.47 — 2.26 (0.89) — — (0.89) 38.35 6.20 6.00 0.50 0.50 2.13 2.13 76,312 36
Year ended
May 31, 2023
37.29 0.71 (0.39) — 0.32 (0.63) — — (0.63) 36.98 1.00 1.46 0.50 0.50 1.99 1 .99 93,186 27
Year ended
May 31, 2022
46.06 0.69 (8.12) — (7.43) (1.34) — — (1.34) 37.29 (16.64) (16.70) 0.50 0.50 1.57 1.57 107,402 44
Year ended
May 31, 2021
36.18 0 .79 9.73 — 10.52 (0.64) — — (0.64) 46.06 29.37 29.46 0.50 0.50 1.90 1.90 138,649 57
Year ended
May 31, 2020
35.92 0.66 0.38 (i) — 1.04 (0.78) — — (0.78) 36.18 2.82 2.65 0.51 0.51 1.78 1.78 116,855 81
MSCI Emerging Markets Dividend Growers ETF
Six Months ended
November 30,
2024 (Unaudited)
43.99 1.11 (0.31) — 0.80 (0.94) — — (0.94) 43 .85 1.78 2.36 0.60 0.60 4.99 4.99 8,112 36
Year ended
May 31, 2024
45.47 0.93 (1.61) — (0.68) (0.80) — — (0.80) 43.99 (1.49) (1.65) 0.60 0.60 2.10 2.10 12,536 82
Year ended
May 31, 2023
50.50 1.08 (4.52) — (3.44) (1.59) — — (1.59) 45.47 (6.75) (6.11) 0.60 0.60 2.32 2.32 16,143 68
Year ended
May 31, 2022
62.02 1.17 (11 .39) — (10.22) (1.30) — — (1.30) 50.50 (16.72) (18.25) 0.60 0.60 2.06 2.06 17,424 67
Year ended
May 31, 2021
45.70 1.73 16.35 — 18.08 (1.76) — — (1.76) 62 .02 40.52 41.04 0.60 0.60 3.16 3.16 22,637 78
Year ended
May 31, 2020
56.45 1.23 (10.58) — (9.35) (1.40) — — (1.40) 45.70 (16.99) (16.96) 0.61 0.61 2.29 2.29 22,165 51

200 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
MSCI Europe Dividend Growers ETF
Six Months ended
November 30,
2024 (Unaudited)
$ 48.60 $ 0.23 $ 0.79 $ — $ 1.02 $ (0.77) $ — $ — $ (0.77) $ 48.85 2.10% 2.08% 0.55% 0.55% 0.92% 0.92% $ 6,595 17%
Year ended
May 31, 2024
44.10 0.80 4.59 — 5.39 (0.89) — — (0.89) 48.60 12.42 11.61 0.55 0.55 1.77 1.77 7,047 31
Year ended
May 31, 2023
43.62 0.79 0.41 (i) — 1.20 (0.72) — — (0.72) 44.10 2.96 3.43 0.55 0.55 1.91 1 .91 8,600 20
Year ended
May 31, 2022
51.67 0.85 (7.66) — (6.81) (1.24) — — (1.24) 43.62 (13.59) (13.73) 0.55 0.55 1.67 1.67 13,739 40
Year ended
May 31, 2021
39.41 0 .85 11.96 — 12.81 (0.55) — — (0.55) 51.67 32.81 33.22 0.55 0.55 1.88 1.88 9,559 57
Year ended
May 31, 2020
38.72 0.68 0.95 — 1.63 (0.94) — — (0.94) 39 .41 4.18 4.35 0.56 0.56 1.68 1.68 7,686 92
MSCI Transformational Changes ETF
Six Months ended
November 30,
2024 (Unaudited)
41.47 0.11 5.60 — (h) 5.71 (0.16) — — (0.16) 47.02 13.78 13.88 0.45 0.45 0.51 0.51 8,229 16
Year ended
May 31, 2024
34.87 0.24 6.63 0.01 6.88 (0.28) — — (0.28) 41.47 19.87 19.84 0.45 0.45 0.64 0.64 8,295 42
Year ended
May 31, 2023
34.91 0.17 0.18 (i) — (h) 0.35 (0.39) — — (0.39) 34.87 1.09 1.07 0.45 0.45 0.51 0.51 10,460 28
Year ended
May 31, 2022
43.76 0.13 (8.87) — (8 .74) (0.11) — — (0.11) 34.91 (20.03) (20.15) 0.45 0.45 0.31 0.31 29,676 33
October 14, 2020*
through May 31,
2021
40.00 0.12 3.66 — (h) 3.78 (0.02) — — (0.02) 43 .76 9.47 9.42 0.45 0.45 0.46 0.46 47,047 44
*
Commencement of investment operations.

201 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Nanotechnology ETF
Six Months ended
November 30,
2024 (Unaudited)
$ 49.50 $ 0 .01 $ (3.71) $ — $ (3.70) $ — (h) $ — $ — (h) $ — (h) $ 45.80 (7.46) % (7.42) % 0.58% 0.58% 0.03% 0.03% $ 5,726 23%
Year ended
May 31, 2024
37.37 0.11 12.15 — (h) 12.26 (0.13) — — (0 .13) 49.50 32.92 32.91 0.58 0.58 0.25 0.25 6,188 42
Year ended
May 31, 2023
33.96 0.14 3.41 — 3.55 (0.14) — — (0.14) 37.37 10.57 10.69 0.58 0.58 0.45 0.45 2,803 42
October 26, 2021*
through May 31,
2022
40.00 0.04 (6.06) 0.01 (6.01) (0.03) — — (0.03) 33.96 (15.05) (15.09) 0.58 0.58 0.18 0.18 2,547 32
Nasdaq-100 Dorsey Wright Momentum ETF
Six Months ended
November 30,
2024 (Unaudited)
43.24 — (h) 3.65 — 3.65 (0.02) — — (0.02) 46.87 8.44 8.66 0.58 0.58 0.02 0.02 12,185 61
Year ended
May 31, 2024
33.59 (0.01) 9.68 — 9.67 (0.02) — — (0.02) 43.24 28.78 28.80 0.58 0.58 (0.02) (0.02) 12,107 129
Year ended
May 31, 2023
34.22 0.08 (0.58) — (0 .50) (0.12) — (0.01) (0.13) 33.59 (1.44) (1.52) 0.58 0.58 0.25 0.25 10,414 144
Year ended
May 31, 2022
42.08 0.01 (7.82) — (7.81) (0.05) — — (0.05) 34.22 (18.60) (18.68) 0.58 0.58 0.03 0.03 18,477 168
May 18, 2021*
through May 31,
2021
40.00 0.04 2.04 — 2.08 — — — — 42.08 5.20 5.25 0.58 0.58 2.90 2.90 4,208 —
*
Commencement of investment operations.

202 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Nasdaq-100 High Income ETF
Six Months ended
November 30,
2024 (Unaudited)
$ 40.86 $ 0.10 $ 4.48 $ — $ 4.58 $ (0.51) $ — $ (1.73) $ (2.24) $ 43.20 11.71% 11.86% 0.55% 0.55% 0.49% 0.49% $ 65,668 60%
March 18, 2024*
through May 31,
2024
40.00 0.04 1.18 — 1.22 (0.36) — — (0.36) 40.86 3.10 3.03 0.55 0.55 0.52 0.52 22,881 3
On-Demand ETF
Six Months ended
November 30,
2024 (Unaudited)
27.93 (0.06) 6.86 — 6.80 — — — — 34.73 24.34 24.59 0.58 0.58 (0.36) (0.36) 868 19
Year ended
May 31, 2024
22.05 (0.06) 6.13 — 6.07 (0.19) — — (0.19) 27.93 27.67 28.09 0.58 0.58 (0.25) (0.25) 698 31
Year ended
May 31, 2023
21.73 (0.07) 0.39 — 0.32 — — — — 22.05 1.46 1.67 0.58 0.58 (0 .35) (0.35) 551 42
October 26, 2021*
through May 31,
2022
40.00 (0.05) (18.22) 0.01 (18.26) (0.01) — — (0.01) 21.73 (45.66) (46.02) 0.58 0.58 (0.30) (0.30) 1,087 35
*
Commencement of investment operations.

203 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Online Retail ETF
Six Months ended
November 30,
2024 (Unaudited)
$ 40.49 $ 0.01 $ 5.84 $ — $ 5.85 $ (0.05) $ — $ — $ (0.05) $ 46.29 14.46% 14.45% 0.58% 0.58% 0.03% 0.03% $ 93,969 31%
Year ended
May 31, 2024
29.40 0.10 11.04 — 11.14 (0.05) — — (0.05) 40.49 37.88 37.84 0.58 0.58 0.28 0.28 98,786 81
Year ended
May 31, 2023
34.86 (0.07) (5.39) — (5.46) — — — — 29.40 (15.68) (15.69) 0.58 0.58 (0.21) (0.21) 93,778 97
Year ended
May 31, 2022
75.70 0.17 (41.01) — (40.84) — — — — 34.86 (53.95) (53.95) 0.58 0.58 0.27 0.27 321,103 113
Year ended
May 31, 2021
47.31 0.63 28.70 — 29.33 (0.94) — — (0.94) 75.70 62.18 62.54 0.58 0.58 0.84 0.84 1,052,262 91
Year ended
May 31, 2020
35.24 (0.09) 12.16 — 12 .07 — — — — 47.31 34.25 34.08 0.58 0.58 (0.23) (0.23) 131,516 81
Pet Care ETF
Six Months ended
November 30,
2024 (Unaudited)
53.59 0.16 3.32 — 3.48 (0.21) — — (0.21) 56.86 6.51 6.82 0.50 0.50 0.58 0.58 65,385 29
Year ended
May 31, 2024
47.74 0.22 5.82 — 6.04 (0.19) — — (0.19) 53.59 12.70 12.26 0.50 0.50 0.44 0.44 71,004 72
Year ended
May 31, 2023
56.85 0.21 (9.07) — (8.86) (0.25) — — (0.25) 47.74 (15.58) (15.40) 0.50 0.50 0.42 0.42 90,702 38
Year ended
May 31, 2022
77.76 0.17 (20 .92) — (20.75) (0.16) — — (0.16) 56.85 (26.74) (26.76) 0.50 0.50 0.23 0.23 173,388 49
Year ended
May 31, 2021
47.27 0.16 30.44 — 30.60 (0.11) — — (0.11) 77 .76 64.79 64.24 0.50 0.50 0.23 0.23 303,265 45
Year ended
May 31, 2020
39.94 0.14 7.34 — 7.48 (0.15) — — (0.15) 47.27 18.79 19.21 0.50 0.50 0.33 0.33 60,275 66

204 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Russell 2000 Dividend Growers ETF
Six Months ended
November 30,
2024 (Unaudited)
$ 63.54 $ 0.84 $ 11.35 $ — $ 12.19 $ (0.96) $ — $ — $ (0.96) $ 74.77 19.46% 19.60% 0.40% 0.40% 2.49% 2.49% $ 777,614 26%
Year ended
May 31, 2024
56.74 1.81 6.74 — 8.55 (1.75) — — (1.75) 63.54 15.22 15.25 0.40 0.40 2.98 2.98 761,151 44
Year ended
May 31, 2023
62.40 1.61 (5.72) — (4.11) (1.55) — — (1.55) 56.74 (6.67) (6.58) 0.40 0.40 2.63 2.63 776,831 33
Year ended
May 31, 2022
67.03 1.45 (4.66) — (3.21) (1.42) — — (1.42) 62.40 (4.80) (4.94) 0.40 0.40 2.27 2.27 864,913 58
Year ended
May 31, 2021
49.66 1.27 17.27 — 18.54 (1.17) — — (1.17) 67.03 38.00 38.03 0.40 0.40 2.23 2.23 924,290 60
Year ended
May 31, 2020
57.13 1.31 (7.44) — (6.13) (1 .34) — — (1.34) 49.66 (10.96) (10.99) 0.41 0.41 2.30 2.30 588,955 33
Russell 2000 High Income ETF
September 4,
2024* through
November 30,
2024 (Unaudited)
40.00 0.10 4.55 — 4.65 (0.67) — — (0.67) 43.98 11.72 12.06 0.55 0.55 1.02 1.02 46,174 12
*
Commencement of investment operations.

205 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Russell U.S. Dividend Growers ETF
Six Months ended
November 30,
2024 (Unaudited)
$ 46.66 $ 0.58 $ 4.97 $ — $ 5.55 $ (0.62) $ — $ — $ (0.62) $ 51.59 12.02% 12.04% 0.35% 0.35% 2.37% 2.37% $ 7,222 11%
Year ended
May 31, 2024
44.28 1.13 2.40 — 3.53 (1.15) — — (1.15) 46.66 8.02 8.05 0.35 0.35 2.46 2.46 7,466 22
Year ended
May 31, 2023
47.21 1.07 (2.90) — (1.83) (1.10) — — (1.10) 44.28 (3.90) (3.98) 0.35 0.35 2.32 2.32 10,628 22
Year ended
May 31, 2022
48.73 1.00 (1.39) — (0.39) (1.13) — — (1.13) 47.21 (0.79) (0.82) 0.35 0.35 2.07 2.07 13,692 21
Year ended
May 31, 2021
36.25 0 .98 12.49 — 13.47 (0.99) — — (0.99) 48.73 37.80 37.79 0.35 0.35 2.36 2.36 28,262 22
November 5,
2019* through May
31, 2020
40.00 0.49 (3.98) — (3.49) (0.26) — — (0.26) 36.25 (8.62) (8.53) 0.36 0.36 2.35 2.35 21,390 8
S&P 500
®
Dividend Aristocrats ETF
Six Months ended
November 30,
2024 (Unaudited)
98.08 1.05 10.30 — 11.35 (1.07) — — (1 .07) 108.36 11.67 11.81 0.35 0.35 2.05 2.05 12,803,078 8
Year ended
May 31, 2024
87.64 2.00 10.47 — 12.47 (2.03) — — (2.03) 98.08 14.35 14.27 0.35 0.35 2.13 2.13 11,808,758 21
Year ended
May 31, 2023
91.95 1.90 (4.46) — (2.56) (1.75) — — (1.75) 87.64 (2.76) (2.71) 0.35 0.35 2.12 2.12 10,731,445 22
Year ended
May 31, 2022
92.20 1 .87 (0.28) — 1.59 (1.84) — — (1.84) 91.95 1.72 1.67 0.35 0.35 2.01 2.01 10,243,530 18
Year ended
May 31, 2021
67.00 1.78 25.16 — 26.94 (1.74) — — (1.74) 92.20 40.88 41.10 0.35 0.35 2.26 2.26 8,639,244 21
Year ended
May 31, 2020
65.14 1.58 1.81 (i) — 3.39 (1.53) — — (1.53) 67.00 5.22 5.11 0.35 0.35 2.28 2.28 5,755,149 29
*
Commencement of investment operations.

206 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P 500
®
Ex-Energy ETF
Six Months ended
November 30,
2024 (Unaudited)
$ 56.49 $ 0.36 $ 8.33 $ — $ 8.69 $ (0.36) $ — $ — $ (0.36) $ 64.82 15.44% 15.63% 0.13% 0.09% 1.14% 1.18% $ 58,983 2%
Year ended
May 31, 2024(q)
44.67 0.68 11.80 — 12.48 (0.66) — — (0.66) 56.49 28.16 28.02 0.13 0.09 1.31 1.35 50,842 4
Year ended
May 31, 2023(q)
43.88 0.64 0.77 — 1.41 (0 .62) — — (0.62) 44.67 3.35 3.47 0.13 0.09 1.48 1.52 35,293 4
Year ended
May 31, 2022(q)
45.54 0.52 (1.67) — (1.15) (0.51) — — (0.51) 43.88 (2.61) (2.71) 0.23 0.21 1.08 1.09 25,892 2
Year ended
May 31, 2021(q)
32.97 0.48 12.56 — 13.04 (0.47) — — (0.47) 45.54 39.88 39.84 0.27 0.27 1.21 1.21 25,047 8
Year ended
May 31, 2020(q)
29.20 0.52 3.72 — 4.24 (0.47) — — (0.47) 32.97 14.62 14.67 0.27 0.27 1.63 1.63 16,814 4
S&P 500
®
Ex-Financials ETF
Six Months ended
November 30,
2024 (Unaudited)
57.02 0.35 7.26 — 7.61 (0.36) — — (0.36) 64.27 13.38 13.53 0.13 0.09 1.12 1.16 61,055 5
Year ended
May 31, 2024(q)
45.17 0.69 11.77 — 12.46 (0.61) — — (0.61) 57.02 27.78 27.61 0.13 0.09 1.30 1.34 60,443 4
Year ended
May 31, 2023(q)
43.57 0.68 1.49 — 2.17 (0.57) — — (0.57) 45.17 5.11 4.99 0.13 0.09 1 .56 1.60 37,490 8
Year ended
May 31, 2022(q)
44.05 0.52 (0.50) — 0.02 (0.50) — — (0.50) 43.57 (0.03) 0.00 (j) 0.23 0.21 1.10 1.12 8,279 3
Year ended
May 31, 2021(q)
32 .48 0.48 11.53 — 12.01 (0.44) — — (0.44) 44.05 37.22 37.03 0.27 0.27 1.23 1.23 7,488 5
Year ended
May 31, 2020(q)
28.42 0.51 4.05 — 4.56 (0.50) — — (0 .50) 32.48 16.19 16.50 0.27 0.27 1.65 1.65 4,223 4

207 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P 500
®
Ex-Health Care ETF
Six Months ended
November 30,
2024 (Unaudited)
$ 56.23 $ 0.37 $ 8.89 $ — $ 9.26 $ (0.37) $ — $ — $ (0.37) $ 65.12 16.53% 16.72% 0.13% 0.09% 1.17% 1.21% $ 24,096 2%
Year ended
May 31, 2024(q)
43.76 0.70 12.41 — 13.11 (0.64) — — (0.64) 56.23 30.19 30.03 0.13 0.09 1.36 1.40 20,806 4
Year ended
May 31, 2023(q)
42.94 0.70 0.79 — 1.49 (0 .67) — — (0.67) 43.76 3.65 3.68 0.13 0.09 1.64 1.68 16,191 5
Year ended
May 31, 2022(q)
44.28 0.54 (1.30) — (0.76) (0.58) — — (0.58) 42.94 (1.83) (1.88) 0.23 0.21 1.15 1.16 3,865 3
Year ended
May 31, 2021(q)
31.44 0.54 12.85 — 13.39 (0.55) — — (0.55) 44.28 43.08 43.07 0.27 0.27 1.39 1.39 3,985 29
Year ended
May 31, 2020(q)
28.78 0.56 2.65 — 3.21 (0.55) — — (0.55) 31.44 11.21 11.27 0.27 0.27 1.79 1.79 2,201 5
S&P 500
®
Ex-Technology ETF
Six Months ended
November 30,
2024 (Unaudited)
83.87 0.69 11.81 — 12.50 (0.67) — — (0.67) 95.70 14.99 15.12 0.13 0.09 1.50 1.55 187,566 3
Year ended
May 31, 2024
68.66 1.33 15.05 — 16.38 (1.17) — — (1.17) 83.87 24.05 24.01 0.13 0.09 1.68 1.73 52,836 8
Year ended
May 31, 2023
71.84 1.33 (3.27) — (1.94) (1.24) — — (1.24) 68.66 (2.63) (2.68) 0.13 0.09 1.89 1.93 30,209 6
Year ended
May 31, 2022
73.72 1.07 (1.94) — (0.87) (1.01) — — (1.01) 71.84 (1.25) (1.32) 0.22 0.21 1.39 1.41 9,340 4
Year ended
May 31, 2021
53.97 0.96 19.79 — 20.75 (1.00) — — (1.00) 73.72 38.92 38.98 0.27 0.27 1.48 1.48 7,372 15
Year ended
May 31, 2020
52.09 1.04 1.87 (i) — 2.91 (1.03) — — (1.03) 53.97 5.64 5.67 0.27 0.27 1.89 1.89 2,699 5

208 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P 500
®
High Income ETF
Six Months ended
November 30,
2024 (Unaudited)
$ 42.47 $ 0.21 $ 5.57 $ — $ 5.78 $ (2.37) $ — $ — $ (2.37) $ 45.88 14.10% 14.29% 0.55% 0.55% 0.93% 0.93% $ 430,393 10%
December 18,
2023* through May
31, 2024
40.00 0.17 3.77 — 3.94 (1.47) — — (1.47) 42.47 10.03 10.00 0.55 0.55 0.92 0.92 149,072 7
S&P Global Core Battery Metals ETF
Six Months ended
November 30,
2024 (Unaudited)
31.16 0.25 (3.24) — (2.99) (0.34) — — (0.34) 27.83 (9.57) (9.24) 0.58 0.58 1.82 1.82 2,783 36
Year ended
May 31, 2024
35.56 0.64 (4.29) — (3.65) (0.75) — — (0.75) 31.16 (10.46) (10.11) 0.58 0.58 2.01 2.01 2,337 56
November 29,
2022* through May
31, 2023
40.00 0.39 (4 .82) 0.04 (4.39) (0.05) — — (0.05) 35.56 (10.98) (11.26) 0.58 0.58 2.00 2.00 2,667 16
*
Commencement of investment operations.

209 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P Kensho Cleantech ETF
Six Months ended
November 30,
2024 (Unaudited)
$ 25.09 $ 0.06 $ (2.25) $ — $ (2.19) $ (0.09) $ — $ — $ (0.09) $ 22.81 (8.69) % (8.52) % 0.58% 0.58% 0.51% 0.51% $ 3,422 22%
Year ended
May 31, 2024
30.75 0.10 (5.72) — (5.62) (0.04) — — (0 .04) 25.09 (18.27) (18.25) 0.58 0.58 0.37 0.37 3,763 37
Year ended
May 31, 2023
30.56 (0.08) 0.27 (i) — 0.19 — — — — 30.75 0.63 0.56 0.58 0.58 (0.24) (0.24) 6,150 39
September 29,
2021* through May
31, 2022
40.00 (0.07) (9.37) — (h) (9.44) — — — — 30.56 (23.61) (23.60) 0.58 0.58 (0.27) (0.27) 3,056 40
S&P Kensho Smart Factories ETF
Six Months ended
November 30,
2024 (Unaudited)
37.50 0.02 4.75 — 4.77 — — — — 42.27 12.74 12.87 0.58 0.58 0.11 0.11 1,057 17
Year ended
May 31, 2024
34.63 0.17 2.92 — 3.09 (0.21)### — (0.01)### (0.22) 37.50 8.94 8.84 0.58 0.58 0.46 0.46 937 32
Year ended
May 31, 2023
32.30 0.05 2.38 (i) — 2.43 (0 .08) — (0.02) (0.10) 34.63 7.53 7.56 0.58 0.58 0.16 0.16 866 26
September 29,
2021* through May
31, 2022
40.00 0.04 (7.74) — (h) (7.70) — — — — 32.30 (19.24) (19 .28) 0.58 0.58 0.16 0.16 2,423 42
*
Commencement of investment operations.

210 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P MidCap 400
®
Dividend Aristocrats ETF
Six Months ended
November 30,
2024 (Unaudited)
$ 75.73 $ 0.97 $ 12.48 $ — $ 13.45 $ (0.92) $ — $ — $ (0.92) $ 88.26 17.95% 18.13% 0.40% 0.40% 2.44% 2.44% $ 1,731,671 10%
Year ended
May 31, 2024
66.89 1.77 8.77 — 10.54 (1.70) — — (1.70) 75.73 15.93 15.99 0.40 0.40 2.47 2.47 1,530,592 33
Year ended
May 31, 2023
71.95 1.74 (5.13) — (3 .39) (1.67) — — (1.67) 66.89 (4.75) (4.79) 0.40 0.40 2.46 2.46 1,515,131 29
Year ended
May 31, 2022
73.38 1.93 (1.47) — 0.46 (1.89) — — (1.89) 71.95 0.71 0.62 0.40 0.40 2.70 2.70 1,105,226 34
Year ended
May 31, 2021
52.54 1.51 20.78 — 22.29 (1.45) — — (1.45) 73.38 43.17 43.37 0.40 0.40 2.45 2.45 1,040,520 31
Year ended
May 31, 2020
55.48 1.36 (2.90) — (1.54) (1.40) — — (1.40) 52.54 (2.77) (2.83) 0.41 0.41 2.43 2.43 680,406 37
S&P Technology Dividend Aristocrats ETF
Six Months ended
November 30,
2024 (Unaudited)
72.90 0.39 4.89 — 5.28 (0.46) — — (0.46) 77.72 7.27 7.46 0.45 0.45 1.02 1.02 263,476 11
Year ended
May 31, 2024
61.41 0.86 11.45 — 12.31 (0.82) — — (0.82) 72.90 20.17 20.05 0.45 0.45 1.27 1.27 269,017 24
Year ended
May 31, 2023
58.90 0.92 2.50 — 3.42 (0.91) — — (0.91) 61.41 6.01 5.98 0.45 0.45 1.60 1.60 171,956 32
Year ended
May 31, 2022
58.17 0.84 0.64 — 1.48 (0.75) — — (0.75) 58.90 2.48 2.46 0.45 0 .45 1.37 1.37 109,560 24
Year ended
May 31, 2021
40.17 0.67 17.93 — 18.60 (0.60) — — (0.60) 58.17 46.67 46.59 0.45 0.45 1.33 1.33 97,734 43
November 5,
2019* through May
31, 2020
40.00 0.36 0.00 (h) — 0.36 (0.19) — — (0.19) 40.17 0.98 1.06 0.46 0.46 1.66 1.66 40,571 31
*
Commencement of investment operations.

211 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Smart Materials ETF
Six Months ended
November 30,
2024 (Unaudited)
$ 33.82 $ 0 .17 $ (2.33) $ — $ (2.16) $ (0.33) $ — $ — $ (0.33) $ 31.33 (6.42) % (6.40) % 0.58% 0.58% 1.02% 1.02% $ 1,567 18%
Year ended
May 31, 2024
30.95 0.43 2.74 — 3.17 (0.30) — — (0.30) 33.82 10.26 10.21 0.58 0.58 1.33 1.33 1,691 44
Year ended
May 31, 2023
35.36 0.39 (4.48) — (4.09) (0.32) — — (0.32) 30.95 (11.50) (11.02) 0.58 0.58 1.27 1.27 1,547 45
October 26, 2021*
through May 31,
2022
40.00 0.21 (4.69) 0.01 (4.47) (0.17) — — (0.17) 35.36 (11.20) (11.48) 0.58 0.58 0.93 0.93 1,768 50
Supply Chain Logistics ETF
Six Months ended
November 30,
2024 (Unaudited)
40.04 0.28 2.12 — 2.40 (0.46) — — (0.46) 41.98 6.02 6.14 0.58 0.58 1.40 1.40 1,050 20
Year ended
May 31, 2024
37.21 1.10 3.63 — 4.73 (1.90) — — (1.90) 40.04 13.00 13.10 0.58 0.58 2.79 2.79 2,002 23
Year ended
May 31, 2023
40.11 1.59 (3.42) — (1.83) (1.07) — — (1.07) 37.21 (4.27) (4.15) 0.58 0.58 4.37 4.37 1,860 20
April 6, 2022*
through May 31,
2022
40.00 0.14 (0.05) 0.02 0.11 — — — — 40.11 0.29 (0.18) 0.58 0 .58 2.36 2.36 2,006 10
*
Commencement of investment operations.

212 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Notes to Financial Highlights:
See accompanying notes to the financial statements.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes transaction fees associated with the issuance and redemption of Creation Units.
(c) Not annualized for periods less than one year.
(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(f) Annualized for periods less than one year.
(g) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments
(including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.
(h) Per share amount is less than $0.005.
( i ) The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss)
for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the
Fund.
(j) Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 21, 2020.
(k) During the year, the Fund invested in certain exchange traded funds for a limited period of time. The portfolio turnover rate shown above reflects the impact of that investment over the period of time during which the Fund held those exchange traded funds. If the calculation of the portfolio turnover included periods in which the Fund did not hold these exchange traded funds, the portfolio turnover rate would have been 1,324%.
(l) Reflects special dividends paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.38) and the net investment income (loss) net of waivers ratio would have been (0.45)%.
(m) Includes net futures account fees amounting to 0.02%. Excluding these fees, the ratio of expenses to average net assets would have been 0.65%.
(n) Includes net futures account fees amounting to 0.06%. Excluding these fees, the ratio of expenses to average net assets would have been 0.65%.
(o) Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 13, 2022.
(p) Includes net futures account fees amounting to 0.03%. Excluding these fees, the ratio of expenses to average net assets would have been 0.70%.
(q) Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective April 10, 2024.
# Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.
## Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2022.
### Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2024.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 213
PROSHARES TRUST
NOTES TO FINANCIAL STATEMENTS

214 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
1. Organization
ProShares Trust (the “Trust”) is registered as an open-end man-
agement investment company under the Investment Company
Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised
of 131 operational funds. These accompanying Notes to Finan-
cial Statements relate to the portfolios of the Trust includ-
ed in this report (collectively, the “Funds” and individually, a “Fund”). Each Fund qualifies as an investment company as
defined in the Financial Accounting Standards Codification
Topic 946 – Financial Services – Investment Companies. Each
Fund is considered to be “non-diversified” under the 1940
Act, except for ProShares DJ Brookfield Global Infrastructure
ETF, ProShares Equities for Rising Rates ETF, ProShares High
Yield-Interest Rate Hedged, ProShares Investment Grade-Inter-
est Rate Hedged, ProShares Metaverse ETF, ProShares MSCI
EAFE Dividend Growers ETF, ProShares MSCI Emerging Mar-
kets Dividend Growers ETF, ProShares MSCI Europe Dividend
Growers ETF, ProShares MSCI Transformational Changes ETF,
ProShares Nasdaq-100 High Income ETF, ProShares Russell
2000 Dividend Growers ETF,  ProShares Russell U.S. Divi-
dend Growers ETF, ProShares S&P 500
®
Dividend Aristocrats
ETF, ProShares S&P 500
®
Ex-Energy ETF, ProShares S&P 500
®
Ex-Financials ETF, ProShares S&P 500
®
Ex-Health Care ETF,
ProShares S&P 500
®
Ex-Technology ETF, ProShares S&P 500
®
High Income ETF and ProShares S&P MidCap 400
®
Dividend
Aristocrats ETF.
Each Fund seeks daily investment results, before fees and ex-
penses, that correspond to the daily results (or inverse of the daily results) of its underlying index.
2. Significant Accounting Policies
The net asset value per share (“NAV”) of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed
(is typically calculated as of 4:00 p.m. Eastern Time) on each business day. The NAV of ProShares High Yield – Interest Rate
Hedged, ProShares Inflation Expectations ETF and ProShares
Investment Grade – Interest Rate Hedged is typically calculated as of 3:00 p.m. (Eastern Time) on each business day. The NAV of ProShares K-1 Free Crude Oil ETF (formerly known as Pro-
Shares K-1 Free Crude Oil Strategy ETF) is typically calculated as of 2:30 p.m. (Eastern Time) on each business day when the
Cboe BZX Exchange Inc. (“BZX Exchange”) is open for trading.
The NAV of each of ProShares MSCI EAFE Dividend Growers
ETF and ProShares MSCI Europe Dividend Growers ETF is typ-
ically calculated as of 11:30 a.m. Eastern Time (this time may vary due to differences in when daylight savings time is effec-
tive between London and New York. The actual valuation time
is 4:30 p.m., London Time).
The following is a summary of significant accounting policies followed by each Fund in preparation of its financial state-
ments. These policies are in conformity with U.S. generally
accepted accounting principles (“GAAP”). The preparation of
financial statements in accordance with GAAP requires man-
agement to make estimates and assumptions that affect the
reported amounts. The actual results could differ from those estimates.
Investment Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Pursuant to Rule 2a-5 (the “Rule”), the Trust’s Board of Trust-
ees (the “Board”) designated ProShare Advisors LLC (the “Ad-
visor”) the “Valuation Designee” as contemplated by the Rule.
The Valuation Designee is responsible for assessing and man-
aging valuation risks, administering the pricing and valuation guidelines approved by the Board, and overseeing pricing ser-
vices utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain pric-
es become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation
guidelines. Fair value pricing may require subjective determi-
nations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust can-
not ensure that fair values determined by the Advisor or per-
sons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.
Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level
3 in the fair value hierarchy.
The securities in the portfolio of a Fund that are listed or trad-
ed on a stock exchange or the Nasdaq Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations.
These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is princi-
pally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the securi-
ty will be valued in accordance with the pricing and valuation guidelines.
Exchange traded funds held by ProShares K-1 Free Crude
Oil ETF are valued at the last traded price at the time the Fund
NAV is determined, and will typically be categorized as a Level

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 215
PROSHARES TRUST
1 in the fair value hierarchy. Exchange traded funds held by oth-
er Funds are generally valued at the closing price, if available, or the last sale price as described above, and are typically cate-
gorized as Level 1 in the fair value hierarchy.
Securities regularly traded in the over-the-counter (“OTC”)
markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the Nas-
daq Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market mak-
ers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing
service, generally at the mean of the bid and asked quotes for
U.S. Treasury securities and at the bid or evaluated bid price for corporate bonds. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked pric-
es as furnished by an independent pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Exchange traded bond, commodity and currency futures con-
tracts are generally valued at the official futures settlement price, except for currency futures contracts held by Hedge Rep-
lication ETF which are generally valued at their last sale price prior to the time at which the NAV of the Fund is determined.
These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as previously described may be applied. Non-ex-
change traded derivatives (e.g. non-exchange traded swap
agreements) are generally valued using independent sources
and/or agreement with counterparties or other procedures ap-
proved by the Board and are typically categorized as Level 2 in the fair value hierarchy.
The Funds disclose the fair value of their investments in a hi-
erarchy that distinguishes between: (1) market participant as-
sumptions which are developed based on market data obtained
from sources independent of the Funds (observable inputs) and
(2) the Funds’ own assumptions about market participant as-
sumptions which are developed based on the best information
available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1
— Quoted prices in active markets for identical assets.
Level 2
— Other significant observable inputs (including
quoted prices for similar securities, interest rates, prepay-
ment speeds, credit risk, etc.).
Level 3
— Significant unobservable inputs (including as-
sumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indi-
cate that a transaction is not orderly.
The following is a summary of the valuations as of November 30, 2024, for each Fund based upon the three levels defined above:
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
LEVEL 3 -
Significant
Unobservable
Inputs
A
Total
A
A
Common
Stocks/Rights/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
Common
Stocks/Rights/
Shares of
Beneficial
Interest
A
U.S. Treasury
Obligations
A
Corporate
Bonds/Asset
Backed
Securities
A
Repurchase
Agreements
A
Swap
Agreements*
A
Forward
Currency
Contracts*
A
Common
Stocks/
Corporate
Bond/Rights/
Shares of
Beneficial
Interest
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts, Swap
Agreements,
and Forward
Currency
Contracts*
A
Big Data Refiners ETF $ 6,877,516 $ 1,095 $ — $ — $ — $ — $ — $ – $ — $ — $ 6,878,611 $ –
Decline of the Retail
Store ETF
...
— — — — 2,088,263 — 3,401,714 (1,705,228) — — 5,489,977 (1,705,228)
DJ Brookfield Global
Infrastructure ETF 129,509,803 1,452,165 — — — — 394,588 – — — 131,356,556 –
Equities for Rising
Rates ETF
...
13,744,223 — — — — — 7,225 – — — 13,751,448 –
Global Listed Private
Equity ETF
...
12,900,655 231,744 — — — — 73,813 – — — 13,206,212 –
Hedge Replication
ETF
......
4,458,859 44 159,763 52 18,172,163 — 4,458,633 113,611 — — 27,089,751 273,374
High Yield-Interest
Rate Hedged
..
— 2,748,183 (378,165) — — 140,960,706 4,409,572 – — —
(a)
148,118,461 (378,165)
Inflation Expectations
ETF
......
— — — — 9,969,733 — 13,039,907 (365,543) — — 23,009,640 (365,543)
Investment Grade-
Interest Rate
Hedged
....
— 198,138 (1,641,066) — — 220,609,258 1,391,647 – — — 222,199,043 (1,641,066)
K-1 Free Crude Oil
ETF
......
— — (2,235,220) — — — 79,964,626 – — — 79,964,626 (2,235,220)
Large Cap Core Plus 461,656,399 — — — — — 23,194,303 (4,546,203) — — 484,850,702 (4,546,203)
Long Online/Short
Stores ETF
...
8,079,323 447,702 — — — — 793,514 (1,903,587) — —
(a)
9,320,539 (1,903,587)
Merger ETF
....
8,577,398 274,970 — — — — 1,797,994 (239,315) 56,036 — 10,650,362 (183,279)

216 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type. For the pe-
riod ended November 30, 2024, there were no other Level 3 securities except those securities classified as Level 3 in the Sched-
ules of Portfolio Investments of ProShares Long Online/Short Stores ETF, ProShares MSCI Emerging Markets Dividend Growers
ETF and ProShares Online Retail ETF, which are considered quantitatively insignificant for additional disclosure. There were no transfers in or out of Level 3 securities for the period.
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
LEVEL 3 -
Significant
Unobservable
Inputs
A
Total
A
A
Common
Stocks/Rights/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
Common
Stocks/Rights/
Shares of
Beneficial
Interest
A
U.S. Treasury
Obligations
A
Corporate
Bonds/Asset
Backed
Securities
A
Repurchase
Agreements
A
Swap
Agreements*
A
Forward
Currency
Contracts*
A
Common
Stocks/
Corporate
Bond/Rights/
Shares of
Beneficial
Interest
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts, Swap
Agreements,
and Forward
Currency
Contracts*
A
Metaverse ETF
..
$ 5,645,310 $ 294,228 $ — $ — $ — $ — $ — $ – $ — $ — $ 5,939,538 $ –
MSCI EAFE Dividend
Growers ETF
..
70,631,663 — — — — — 163,591 – — — 70,795,254 –
MSCI Emerging
Markets Dividend
Growers ETF
..
8,099,904 — — — — — 63,259 – — —
(a)
8,163,163 –
MSCI Europe
Dividend Growers
ETF
......
6,509,986 — — — — — 5,075 – — — 6,515,061 –
MSCI
Transformational
Changes ETF
..
8,199,994 — — 812 — — 8,800 – — — 8,209,606 –
Nanotechnology ETF 5,707,679 87,336 — — — — — – — — 5,795,015 –
Nasdaq-100 Dorsey
Wright Momentum
ETF
......
12,167,939 432,594 — — — — 15,562 – — — 12,616,095 –
Nasdaq-100 High
Income ETF
..
60,953,703 146,954 246,039 — — — 4,150,744 (196,011) — — 65,251,401 50,028
On-Demand ETF
..
867,829 — — — — — — – — — 867,829 –
Online Retail ETF
.
93,922,279 4,294,349 — — — — 83,394 – — —
(a)
98,300,022 –
Pet Care ETF
...
64,966,419 — — — — — 184,447 – — — 65,150,866 –
Russell 2000 Dividend
Growers ETF
..
775,604,845 7,942,429 — — — — 1,301,547 – — — 784,848,821 –
Russell 2000 High
Income ETF
..
41,401,944 — 231,485 36 — — 3,799,107 (827,385) — — 45,201,087 (595,900)
Russell U.S. Dividend
Growers ETF
..
7,201,687 — — — — — 9,891 – — — 7,211,578 –
S&P 500
®
Dividend
Aristocrats ETF
.
12,769,776,081 11,307,461 — — — — 11,661,043 – — — 12,792,744,585 –
S&P 500
®
Ex-Energy
ETF
......
58,803,371 13,892 — — — — 127,724 – — — 58,944,987 –
S&P 500
®
Ex-
Financials ETF
.
60,927,738 — — — — — 61,936 – — — 60,989,674 –
S&P 500
®
Ex-Health
Care ETF
....
24,042,037 — — — — — 30,076 – — — 24,072,113 –
S&P 500
®
Ex-
Technology ETF 187,318,994 24,806 — — — — 80,286 – — — 187,424,086 –
S&P 500
®
High
Income ETF
..
414,554,955 72,479 685,460 — — — 12,529,278 (1,764,801) — — 427,156,712 (1,079,341)
S&P Global Core
Battery Metals ETF 2,774,750 107,176 — — — — — – — — 2,881,926 –
S&P Kensho
Cleantech ETF
.
3,425,882 474,796 — — — — — – — — 3,900,678 –
S&P Kensho Smart
Factories ETF
.
1,054,304 — — — — — — – — — 1,054,304 –
S&P MidCap
400
®
Dividend
Aristocrats ETF
.
1,726,057,626 — — — — — 2,148,666 – — — 1,728,206,292 –
S&P Technology
Dividend
Aristocrats ETF
.
263,031,410 — — — — — 241,666 – — — 263,273,076 –
Smart Materials ETF 1,557,731 — — — — — — – — — 1,557,731 –
Supply Chain
Logistics ETF
..
1,039,214 — — — — — — – — — 1,039,214 –
*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.
(a) Security has zero value

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 217
PROSHARES TRUST
Foreign Currency Translation
Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and com-
mitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets, except that such translations with respect to the ProShares Big Data Refiners ETF, ProShares DJ Brookfield Global
Infrastructure ETF, ProShares Global Listed Private Equity ETF, ProShares Merger ETF, ProShares Metaverse ETF, ProShares
MSCI Emerging Markets Dividend Growers ETF, ProShares MSCI Transformational Changes ETF, ProShares Nanotechnology
ETF, ProShares On-Demand ETF, ProShares Pet Care ETF, ProShares S&P Global Core Battery Metals ETF, ProShares S&P Ken-
sho Cleantech ETF, ProShares S&P Kensho Smart Factories ETF, ProShares Smart Materials ETF and ProShares Supply Chain
Logistics ETF each utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in mar-
ket prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include affecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in re-
purchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On November 30, 2024, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Fund Name
A
Bank of America
Securities, Inc.,
4.15%, dated
11/29/2024 due
12/02/2024
(a)
Bank of America
Securities, Inc.,
4.58%, dated
11/29/2024 due
12/02/2024
(b)
Barclays
Capital, Inc.,
4.40%, dated
11/29/2024 due
12/02/2024
(c)
Barclays
Capital, Inc.,
4.56%, dated
11/29/2024 due
12/02/2024
(d)
ING Financial
Markets LLC,
4.58%, dated
11/29/2024 due
12/02/2024
(e)
Total
Decline of the Retail Store ETF
...............
$ 838,343
$ 1,173,681 $ 167,669 $ 886,684 $ 335,337 $ 3,401,714
DJ Brookfield Global Infrastructure ETF
..........
97,245
136,143 19,449 102,853 38,898 394,588
Equities for Rising Rates ETF
................
1,781
2,492 356 1,884 712 7,225
Global Listed Private Equity ETF
..............
18,191
25,468 3,638 19,240 7,276 73,813
Hedge Replication ETF
....................
1,098,818
1,538,345 219,763 1,162,180 439,527 4,458,633
High Yield-Interest Rate Hedged
..............
1,086,727
1,521,417 217,345 1,149,392 434,691 4,409,572
Inflation Expectations ETF
..................
3,213,649
4,499,108 642,730 3,398,960 1,285,460 13,039,907
Investment Grade-Interest Rate Hedged
.........
342,967
480,155 68,594 362,744 137,187 1,391,647
K-1 Free Crude Oil ETF
....................
19,707,061
27,589,885 3,941,412 20,843,444 7,882,824 79,964,626
Large Cap Core Plus
......................
5,716,171
8,002,641 1,143,234 6,045,788 2,286,469 23,194,303
Long Online/Short Stores ETF
................
195,559
273,783 39,112 206,836 78,224 793,514
Merger ETF
............................
443,111
620,355 88,622 468,662 177,244 1,797,994
MSCI EAFE Dividend Growers ETF
............
40,317
56,443 8,063 42,641 16,127 163,591
MSCI Emerging Markets Dividend Growers ETF
....
15,590
21,826 3,118 16,489 6,236 63,259
MSCI Europe Dividend Growers ETF
...........
1,251
1,751 250 1,323 500 5,075
MSCI Transformational Changes ETF
...........
2,169
3,036 434 2,294 867 8,800
Nasdaq-100 Dorsey Wright Momentum ETF
......
3,836
5,369 767 4,056 1,534 15,562

218 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Equity Securities
Certain Funds may invest in equity securities, including in
shares of foreign or U.S. common stock, Real Estate Investment
Trusts, Depositary Receipts, and shares of other Investment
Companies, including other exchange traded funds (“ETFs”).
Real Estate Investment Trusts (“REITs”) and Business
Development Companies (“BDCs”)
REITs and BDCs report information on the source of their dis-
tributions annually. A portion of distributions received from
REITs and BDCs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and BDCs.
Debt Instruments
Certain Funds may invest in debt instruments, including U.S.
government securities; Foreign and U.S. investment grade cor-
porate debt securities. Additionally, certain Funds may invest in (lower rated) debt instruments (also known as “junk bonds”)
that are rated below “investment grade” by Moody’s, Standard and Poor’s and/or Fitch, Inc.
Securities Lending
Certain Funds may lend securities to brokers, dealers and fi-
nancial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominat-
ed securities loaned or at least 105% of the value of non-U.S.
dollar-denominated securities loaned, marked to market daily.
Each security loaned will be secured continuously by collateral in the form of cash, Money Market Instruments or U.S. Govern-
ment securities with a market value of at least 100% of the mar-
ket value of the loaned securities. When a Fund lends its secu-
rities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral.
Any cash collateral received by the Fund in connection with
these loans may be reinvested in a variety of short-term invest-
ments. Any securities collateral received by the Fund in connec-
tion with these loans may not be sold or pledged by the Fund and, accordingly, are not reflected in the Fund’s assets and liabilities. The Funds may incur fees and expenses in connec-
tion with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The Funds are typically compensated by the difference between the amount earned on
the reinvestment of cash collateral and any fees paid to the bor-
rower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted on by the Fund if a material event affecting the Fund’s investment in the securities on loan is to occur. Security loans are subject to termination by the Fund or the borrower at any time. Not all Funds may participate in se-
curities lending at any given time. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the particular Fund exceeds one-third
Fund Name
A
Bank of America
Securities, Inc.,
4.15%, dated
11/29/2024 due
12/02/2024
(a)
Bank of America
Securities, Inc.,
4.58%, dated
11/29/2024 due
12/02/2024
(b)
Barclays
Capital, Inc.,
4.40%, dated
11/29/2024 due
12/02/2024
(c)
Barclays
Capital, Inc.,
4.56%, dated
11/29/2024 due
12/02/2024
(d)
ING Financial
Markets LLC,
4.58%, dated
11/29/2024 due
12/02/2024
(e)
Total
Nasdaq-100 High Income ETF
...............
$ 1,022,939
$ 1,432,115 $ 204,588 $ 1,081,926 $ 409,176 $ 4,150,744
Online Retail ETF
........................
20,552
28,773 4,111 21,737 8,221 83,394
Pet Care ETF
...........................
45,456
63,639 9,092 48,077 18,183 184,447
Russell 2000 Dividend Growers ETF
............
320,763
449,068 64,152 339,259 128,305 1,301,547
Russell 2000 High Income ETF
...............
936,279
1,310,791 187,256 990,269 374,512 3,799,107
Russell U.S. Dividend Growers ETF
............
2,438
3,413 487 2,578 975 9,891
S&P 500
®
Dividend Aristocrats ETF
............
2,873,832
4,023,365 574,766 3,039,547 1,149,533 11,661,043
S&P 500
®
Ex-Energy ETF
...................
31,477
44,068 6,295 33,293 12,591 127,724
S&P 500
®
Ex-Financials ETF
.................
15,264
21,370 3,053 16,144 6,105 61,936
S&P 500
®
Ex-Health Care ETF
................
7,412
10,377 1,482 7,839 2,966 30,076
S&P 500
®
Ex-Technology ETF
................
19,786
27,700 3,957 20,928 7,915 80,286
S&P 500
®
High Income ETF
.................
3,087,806
4,322,929 617,561 3,265,860 1,235,122 12,529,278
S&P MidCap 400
®
Dividend Aristocrats ETF
.......
529,533
741,346 105,906 560,068 211,813 2,148,666
S&P Technology Dividend Aristocrats ETF
........
59,557
83,382 11,912 62,992 23,823 241,666
$ 41,795,880 $ 58,514,234 $ 8,359,174 $ 44,205,987 $ 16,718,353 $ 169,593,628
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2024 as follows:
(a) U.S. Treasury Bonds, 0% to 4.75%, due 1/15/2027 to 11/15/2053; U.S. Treasury Notes, 3.5% to 4.5%, due 7/15/2026 to 1/31/2031, which had an aggregate value at the Trust level of $765,000,000.
(b) U.S. Treasury Bonds, 0% to 4.5%, due 2/15/2025 to 2/15/2038; U.S. Treasury Notes, 0.25% to 4.25%, due 1/15/2025 to 6/30/2031, which had an aggregate value at the Trust level of $1,071,000,029.
(c) U.S. Treasury Notes, 1.25% to 4%, due 6/30/2028 to 1/31/2031, which had an aggregate value at the Trust level of $153,000,020.
(d) U.S. Treasury Notes, 4.38%, due 11/30/2028, which had an aggregate value at the Trust level of $809,112,813.
(e) U.S. Treasury Bills, 0%, due 3/20/2025 to 11/28/2025; U.S. Treasury Bonds, 0.75% to 4.5%, due 1/15/2029 to 11/15/2054, which had an aggregate value at the Trust level of $306,000,081.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 219
PROSHARES TRUST
of the value of such Fund’s total assets (including the value of the collateral received).
Securities lending involves exposure to certain risks, including
“gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a Fund has agreed to pay a borrower), operational risk (i.e., the risk of losses re-
sulting from problems in the settlement and the accounting
process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in re-
covering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the pro-
ceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchas-
ing replacement securities. This event could trigger adverse tax consequences for a Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A Fund could lose money if its short-term reinvestment of the collateral declines in val-
ue over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
U.S. Treasury Inflation-Protected Securities
U.S. Treasury Inflation-Protected Securities (“TIPs”) are in-
flation-protected public obligations of the U.S. Treasury. In-
flation-protected bonds are fixed-income securities whose
interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the inter-
est and principal payments of inflation-protected bonds will be adjusted accordingly. Because of the inflation-adjustment fea-
ture, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.
Accounting for Derivatives Instruments
In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive approach to investing that is designed to track the per-
formance of the Fund’s underlying index or benchmark. Each
such Fund attempts to achieve its investment objective by in-
vesting all, or substantially all, of its assets in investments that make up its index or in financial instruments that provide sim-
ilar exposure.
In connection with its management of certain series of the
Trust included in this report (i.e. ProShares K-1 Free Crude
Oil ETF (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools
are commodity pools under the Commodity Exchange Act (the
"CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with var-
ious regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission
("CFTC") and the National Futures Association ("NFA"), includ-
ing investor protection requirements, antifraud provisions,
disclosure requirements and reporting and record keeping re-
quirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regula-
tory requirements could adversely affect the Commodity Pools'
total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Com-
modity Pools to additional regulation may have adverse im-
pacts on the Commodity Pools' operations and expenses.
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Cer-
tain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund trans-
acts derivative contracts in order to achieve the appropriate exposure to meet its investment objective,
with the exception
of the Funds listed below
, the volume of these open positions
relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.
For financial reporting purposes, the Trust can offset finan-
cial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement
of Assets and Liabilities. Funds holding non-exchange traded swap agreements present the gross amounts of these assets
and liabilities on their Schedule of Portfolio Investments. In-
formation concerning the value of and amounts due under Re-
purchase Agreement transactions may be found on each Fund’s
Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of
collateralization may be found above, under the caption “Re-
purchase Agreements.”
Following is a description of the Funds’ use of derivative instru-
ments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk expo-
sures related to each instrument type.
Futures Contracts
Each Fund may purchase or sell futures contracts as a substi-
tute for a comparable market position in the underlying secu-
rities or to satisfy regulatory requirements. A physical-settle-
ment futures contract generally obligates the seller to deliver
(and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures con-
tract obligates the seller to deliver (and the purchaser to ac-
cept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the
Average quarterly exposure to
derivatives (notional amounts
in comparison to net assets)
Merger ETF
.................
64%

220 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.
The Funds generally engage in closing or offsetting transac-
tions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long posi-
tion (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a spe-
cific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures con-
tract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short po-
sition (futures contract sold) there will be a gain (loss) if the off-
setting buy transaction is carried out at a lower (higher) price, inclusive of commissions.
Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying curren-
cy, commodity, security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts is po-
tentially unlimited. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the
CFTC.
Upon entering into a futures contract, each Fund will be re-
quired to deposit with the broker an amount of cash or cash
equivalents in the range of approximately 5% to 10% of the con-
tract amount for equity, index and commodity futures and in
the range of approximately 1% to 3% of the contract amount
for bond and currency futures (these amounts are subject to
change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a per-
formance bond or good faith deposit on the contract and is re-
turned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Sub-
sequent payments, known as “variation margin,” to and from
the broker will be made as the price of the security, currency, commodity or index underlying the futures contract fluctuates, making the long and short positions in the futures contract
more or less valuable, a process known as “marking-to-market.”
Net income and net fees related to cash collateral deposited with the broker are reflected on the Consolidated Statements of Operations as “Interest” or “Futures Commission Merchant
fees”, respectively. At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.
The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of
the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Al-
though each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be giv-
en that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures con-
tract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be sus-
pended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liqui-
dation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund deter-
mines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by en-
tering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organiza-
tion, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.
Forward Currency Contracts
Certain Funds may invest in forward currency contracts for
investment or risk management purposes. A forward currency
contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the
date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders
(usually large commercial banks) and their customers.
At or before the maturity of a forward currency contract, a
Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractu-
al obligation to deliver the currency by buying an “offsetting”
contract obligating it to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offset-
ting transaction, it may later enter into a new forward currency contract to sell the currency.
If a Fund engages in offsetting transactions, the Fund will in-
cur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it en-
ters into an offsetting contract for the purchase of the curren-
cy, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.
Non-deliverable forward foreign currency exchange contracts
are settled with the counterparty in U.S. dollars without the de-
livery of foreign currency.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 221
PROSHARES TRUST
Swap Agreements
Certain Funds may enter into swap agreements to gain expo-
sure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year.
In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the re-
turn on or change in value of a particular dollar amount invest-
ed in a “basket” of securities or an ETF representing a particu-
lar index or group of securities.
Most swap agreements entered into by a Fund calculate and
settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
When investing in swap agreements, the Funds may hold or
gain exposure to only a representative sample of the securities in an index, or to a component of the index.
On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional
amount of the swap agreement would have increased in value
had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising an index), plus any dividends or interest that would have been received on those assets. The
Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus
the amount, if any, by which the notional amount would have
decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus
dividends or interest on the assets less the interest paid by the
Fund on the notional amount. As a trading technique, the Advi-
sor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.
Some Funds may also enter into swap agreements that provide
the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the coun-
terparty pays interest to each Fund on the notional amount
outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in cer-
tain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to deter-
mine the value of the swap.
A Fund’s current obligations under most swap agreements (to-
tal return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund)
and any accrued but unpaid net amounts owed to a swap coun-
terparty will be covered by segregating or earmarking cash
and/or securities determined to be liquid, but typically no pay-
ments will be made until the settlement date.
A Fund will not enter into uncleared swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agree-
ment in the event of the default or bankruptcy of a swap agree-
ment counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but
such remedies may be subject to bankruptcy and insolvency
laws that could affect the Fund’s rights as a creditor.
In the normal course of business, a Fund enters into Interna-
tional Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and represen-
tations. Certain of the Fund’s ISDA agreements contain provi-
sions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the
Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time,
counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an
amount equal to the net liability positions, if any, under the rel-
evant ISDA agreement. Pursuant to the terms of its ISDA agree-
ments, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by gener-
ally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counter-
party owes the Fund, subject to certain minimum thresholds,
although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in access-
ing the collateral, the Funds will be exposed to risks, including possible delays in recovering amounts as a result of bankrupt-
cy proceedings.
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some
cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional
amount and the price of the underlying investments, and the
inability of counterparties or clearing organizations to per-
form. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the per-
formance of that index, or it may solely use swaps on an ETF to

222 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
achieve its desired investment exposure. The performance of
an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a
Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The
Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ trans-
actions in swap agreements.
All of the outstanding swap agreements held by the Funds on
November 30, 2024 contractually terminate within 24 months
but may be terminated without penalty by either party daily.
Upon termination, the Fund is entitled to receive or pay the
“unrealized appreciation or depreciation” amount existing at the date of termination.
The Financial Accounting Standards Board, pursuant to Ac-
counting Standards Codification 815-10 (“ASC 815-10”), re-
quires companies (including the Trust) to disclose information intended to enable financial statement users to understand
how derivative instruments affect the Statements of Assets
and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 pro-
vides examples of risk exposure, including interest rate, for-
eign exchange, equity, commodity and credit.
As the Funds' investment objective is to provide investment re-
sults, before fees and expenses, that correspond to the return or inverse return of its underlying index on a daily basis, the derivatives utilized are aligned to the same primary risk.  The primary risk exposure for those Funds benchmarked to an eq-
uity index is equity risk, for Funds benchmarked to a fixed-in-
come index the primary risk is interest rate risk and for the foreign currency contracts held by ProShares Merger ETF and
for the currency futures contracts held by ProShares Hedge
Replication ETF, the primary risk is foreign currency risk. The primary risk for ProShares K-1 Free Crude Oil ETF is commod-
ity market risk.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 223
PROSHARES TRUST
The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.
Fair Value of Derivative Instruments as of November 30, 2024
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Commodity
futures, Equity and
Bond index futures
contracts/ Non-
exchange traded
swap agreements/
Forward foreign
currency contracts
Receivable for
variation margin on
Futures contracts*;
Unrealized
appreciation on
non-exchange
traded swap
agreements and
forward foreign
currency contracts
Payable for
variation margin on
Futures contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements and
forward foreign
currency contracts
Decline of the Retail Store ETF
Decline of the Retail Store
ETF
$ —
Decline of the Retail Store
ETF $ 1,705,228
Hedge Replication ETF
Hedge Replication ETF
318,742
Hedge Replication ETF 45,368
High Yield-Interest Rate Hedged
High Yield-Interest Rate
Hedged
—
High Yield-Interest Rate
Hedged 378,165
Inflation Expectations ETF
Inflation Expectations ETF
890,813
Inflation Expectations ETF 1,256,356
Investment Grade-Interest Rate Hedged
Investment Grade-Interest
Rate Hedged
—
Investment Grade-Interest
Rate Hedged 1,641,066
K-1 Free Crude Oil ETF
K-1 Free Crude Oil ETF
—
K-1 Free Crude Oil ETF 2,235,220
Large Cap Core Plus
Large Cap Core Plus
8,390,763
Large Cap Core Plus 12,936,966
Long Online/Short Stores ETF
Long Online/Short Stores
ETF
144,307
Long Online/Short Stores
ETF 2,047,894
Merger ETF
Merger ETF
81,606
Merger ETF 264,885
Nasdaq-100 High Income ETF
Nasdaq-100 High Income
ETF
246,039
Nasdaq-100 High Income
ETF 196,011
Russell 2000 High Income ETF
Russell 2000 High Income
ETF
231,485
Russell 2000 High Income
ETF 827,385
S&P 500® High Income ETF
S&P 500
®
High Income
ETF
685,460
S&P 500
®
High Income
ETF 1,764,801
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Portfolio Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

224 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Taxes and Distributions
Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.
As of November 30, 2024, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from un-
recognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature.
To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, partnerships, passive foreign investment companies mark-to-market, constructive sales adjustments and qualified late-year loss deferrals) do not require a reclassification. Under current law, each Fund is permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's accumulated earnings and profits. This practice, called tax “equalization,” reduces the amount of income and/or gains that the Funds are required to dis-
tribute as dividends to non-redeeming shareholders. While subject to management’s discretion, any available tax equalization is typically applied first to short term capital gains, next to long term capital gains and then to ordinary income. To the extent distri-
butions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.
The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumu-
lated earnings (deficit) will be determined at the end of the current tax year. The wholly-owned subsidiary of ProShares K-1 Free
Crude Oil ETF organized under the laws of the Cayman Islands has a October 31st tax year-end.
The Effect of Derivative Instruments on the Statements of Operations for the Period Ended November 30, 2024
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Commodity futures,
Equity and Bond
index futures
contracts/ Non-
exchange traded
swap agreements/
Forward foreign
currency contracts
Net realized gain (loss) on Expiration
or closing of: futures contracts, non-
exchange traded swap agreements
and Settlement of forward foreign
currency contracts; Change in net
unrealized appreciation (depreciation)
on: Futures contracts, Non-exchange
traded swap agreements and Forward
foreign currency contracts
Decline of the Retail Store ETF
Decline of the Retail Store ETF $ (130,141) $ (30,804)
Hedge Replication ETF
Hedge Replication ETF (559,466) 460,745
High Yield-Interest Rate Hedged
High Yield-Interest Rate Hedged (1,096,398) (187,803)
Inflation Expectations ETF
Inflation Expectations ETF (1,644,019) 1,234,112
Investment Grade-Interest Rate Hedged
Investment Grade-Interest Rate Hedged (6,245,875) (1,164,917)
K-1 Free Crude Oil ETF
K-1 Free Crude Oil ETF (4,006,307) (2,853,081)
Large Cap Core Plus
Large Cap Core Plus 7,342,378 (5,390,547)
Long Online/Short Stores ETF
Long Online/Short Stores ETF 196,566 (138,687)
Merger ETF
Merger ETF (85,557) (57,749)
Nasdaq-100 High Income ETF
Nasdaq-100 High Income ETF 119,880 14,155
Russell 2000 High Income ETF
Russell 2000 High Income ETF
(a)
21,399 (595,900)
S&P 500® High Income ETF
S&P 500
®
High Income ETF 1,145,629 (1,033,802)
(a) Commencement of investment operations from September 4, 2024 through November 30, 2024.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 225
PROSHARES TRUST
The tax character of distributions paid for the most recent tax years ended October 31, 2024 and October 31, 2023, were as follows:
Year Ended October 31, 2024
A
Year Ended October 31, 2023
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Decline of the Retail
Store ETF
........
$ 303,261 $ — $ — $ 303,261 $ 363,609 $ — $ — $ 363,609
DJ Brookfield Global
Infrastructure ETF
..
5,161,363 — — 5,161,363 5,223,028 — — 5,223,028
Equities for Rising Rates
ETF
.............
455,919 — — 455,919 1,338,038 — — 1,338,038
Global Listed Private
Equity ETF
........
1,345,406 — — 1,345,406 1,083,924 — — 1,083,924
Hedge Replication ETF
1,047,344 — — 1,047,344 992,955 — — 992,955
High Yield-Interest Rate
Hedged
..........
8,866,998 — — 8,866,998 7,274,641 — — 7,274,641
Inflation Expectations
ETF
.............
1,229,524 — — 1,229,524 1,625,131 — — 1,625,131
Investment Grade-
Interest Rate Hedged
14,419,957 — — 14,419,957 16,972,214 — — 16,972,214
K-1 Free Crude Oil ETF
4,696,104 — — 4,696,104 4,398,751 — — 4,398,751
Large Cap Core Plus
..
5,034,124 — — 5,034,124 5,483,302 — — 5,483,302
Long Online/Short Stores
ETF
.............
54,966 — — 54,966 — — — —
Merger ETF
.........
215,453 — — 215,453 198,208 — — 198,208
Metaverse ETF
......
34,842 — — 34,842 40,107 — — 40,107
MSCI EAFE Dividend
Growers ETF
......
1,890,432 — — 1,890,432 1,766,172 — — 1,766,172
MSCI Emerging Markets
Dividend Growers ETF
336,971 — — 336,971 570,153 — — 570,153
MSCI Europe Dividend
Growers ETF
......
135,596 — — 135,596 164,486 — — 164,486
MSCI Transformational
Changes ETF
......
53,824 — — 53,824 210,547 — — 210,547
Nanotechnology ETF
..
6,046 — 33 6,079 9,287 — — 9,287
Nasdaq-100 Dorsey
Wright Momentum ETF
11,568 — — 11,568 29,222 — — 29,222
Nasdaq-100 High
Income ETF
.......
669,750 107,087 2,121,361 2,898,198 — — — —
On-Demand ETF
.....
4,786 — — 4,786 — — — —
Online Retail ETF
....
228,129 — — 228,129 — — — —
Pet Care ETF
.......
354,929 — — 354,929 579,961 — — 579,961
Russell 2000 Dividend
Growers ETF
......
22,043,056 — — 22,043,056 22,677,285 — — 22,677,285
Russell U.S. Dividend
Growers ETF
......
211,431 — — 211,431 264,652 — — 264,652
S&P 500
®
Dividend
Aristocrats ETF
....
255,942,529 — — 255,942,529 237,860,612 — — 237,860,612
S&P 500
®
Ex-Energy ETF
615,463 — — 615,463 464,741 — — 464,741
S&P 500
®
Ex-Financials
ETF
.............
707,538 — — 707,538 293,282 — — 293,282
S&P 500
®
Ex-Health Care
ETF
.............
271,304 — — 271,304 146,802 — — 146,802
S&P 500
®
Ex-Technology
ETF
.............
848,287 — — 848,287 350,685 — — 350,685
S&P 500
®
High Income
ETF
.............
12,097,329 — — 12,097,329 — — — —
S&P Global Core Battery
Metals ETF
.......
43,090 — — 43,090 47,586 — — 47,586
S&P Kensho Cleantech
ETF
.............
21,936 — — 21,936 — — — —
S&P Kensho Smart
Factories ETF
......
2,716 — 305 3,021 3,362 — — 3,362
S&P MidCap 400
®
Dividend Aristocrats
ETF
.............
38,302,962 — — 38,302,962 37,694,884 — — 37,694,884

226 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
At October 31, 2024 (the Funds’ most recent tax year end), the components of accumulated earnings (deficit) on a tax basis were as follows:
Year Ended October 31, 2024
A
Year Ended October 31, 2023
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
S&P Technology
Dividend Aristocrats
ETF
.............
$ 3,327,099 $ — $ — $ 3,327,099 $ 2,184,545 $ — $ — $ 2,184,545
Smart Materials ETF
..
21,754 — — 21,754 22,353 — — 22,353
Supply Chain Logistics
ETF
.............
53,248 — — 53,248 79,389 — — 79,389
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Big Data Refiners ETF
..............
$ — $ — $ (796,862) $ 486,581
Decline of the Retail Store ETF
.......
31,890 — (31,097,848) (1,433,971)
DJ Brookfield Global Infrastructure ETF
.
— — (7,380,910) (94,978)
Equities for Rising Rates ETF
........
10,843 — (9,054,254) 66,549
Global Listed Private Equity ETF
......
251,207 — (5,403,719) (1,564,133)
Hedge Replication ETF
.............
129,713 — (208,116) 417,741
High Yield-Interest Rate Hedged
......
826,456 — (35,538,799) 82,076
Inflation Expectations ETF
...........
133,464 — (5,048,051) (1,624,282)
Investment Grade-Interest Rate Hedged 1,008,974 — (32,810,705) 221,311
K-1 Free Crude Oil ETF
.............
340,318 — — 1,460,406
Large Cap Core Plus
...............
248,334 — — 117,647,036
Long Online/Short Stores ETF
........
— — (64,587,431) (1,181,515)
Merger ETF
......................
264,779 — — 565,395
Metaverse ETF
...................
4,879 — (725,239) (175,765)
MSCI EAFE Dividend Growers ETF
....
481,160 — (10,938,334) 4,075,175
MSCI Emerging Markets Dividend
Growers ETF
...................
21,501 — (6,332,435) (160,262)
MSCI Europe Dividend Growers ETF
...
8,370 — (1,546,688) 78,374
MSCI Transformational Changes ETF
..
50,308 — (7,033,382) 919,671
Nanotechnology ETF
...............
— — (282,911) 438,250
Nasdaq-100 Dorsey Wright Momentum
ETF
..........................
— — (6,037,944) 1,853,088
Nasdaq-100 High Income ETF
........
— — — (846)
On-Demand ETF
..................
— — (639,138) (118,380)
Online Retail ETF
.................
— — (351,219,677) (4,711,341)
Pet Care ETF
....................
— — (75,720,614) (3,664,957)
Russell 2000 Dividend Growers ETF
...
1,055,633 — (92,836,467) 74,141,654
Russell 2000 High Income ETF
.......
43,598 14,575 — 122,812
Russell U.S. Dividend Growers ETF
....
12,704 — (885,713) 217,097
S&P 500
®
Dividend Aristocrats ETF
....
21,035,637 — (415,647,681) 1,958,575,973
S&P 500
®
Ex-Energy ETF
...........
56,364 — (717,088) 14,578,974
S&P 500
®
Ex-Financials ETF
.........
53,716 — — 13,338,407
S&P 500
®
Ex-Health Care ETF
........
22,029 — (79,514) 6,311,299
S&P 500
®
Ex-Technology ETF
........
88,984 — (717,744) 10,503,339
S&P 500
®
High Income ETF
..........
7,835,099 — — 4,791
S&P Global Core Battery Metals ETF
...
6,715 — (363,279) (461,403)
S&P Kensho Cleantech ETF
.........
2,928 — (2,043,179) (1,805,492)
S&P Kensho Smart Factories ETF
.....
— — (547,179) 3,749
S&P MidCap 400
®
Dividend Aristocrats
ETF
..........................
2,755,150 — (2,506,663) 194,491,789
S&P Technology Dividend Aristocrats
ETF
..........................
87,857 — (5,588,009) 37,208,129
Smart Materials ETF
...............
918 — (357,555) (155,598)
Supply Chain Logistics ETF
..........
29,904 — (170,899) 55,947

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 227
PROSHARES TRUST
Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to gain (loss) on in-kind redemptions, reclassification on sale of derivatives, reversal of gain/(loss) on disposition of subsid-
iary units and nondeductible expenses, resulted in reclassifications as of October 31, 2024 (the Funds’ most recent tax year end), among the Funds’ components of net assets.
As of October 31, 2024 (the Funds’ most recent tax year end), the Funds had capital loss carry forwards (“CLCFs”) available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.
At October 31, 2024 (the Funds’ most recent tax year end), the following Funds had available CLCFs:
At October 31, 2024 (the Funds’ most recent tax year end), the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2024:
No Expiration Date
A
Big Data Refiners ETF
..........................................................................
$ 780,366
Decline of the Retail Store ETF
...................................................................
31,097,848
DJ Brookfield Global Infrastructure ETF
.............................................................
7,380,910
Equities for Rising Rates ETF
....................................................................
9,054,254
Global Listed Private Equity ETF
..................................................................
5,403,719
Hedge Replication ETF
.........................................................................
208,116
High Yield-Interest Rate Hedged
..................................................................
35,538,799
Inflation Expectations ETF
.......................................................................
5,048,051
Investment Grade-Interest Rate Hedged
............................................................
32,810,705
Long Online/Short Stores ETF
....................................................................
64,587,431
Metaverse ETF
...............................................................................
725,239
MSCI EAFE Dividend Growers ETF
................................................................
10,938,334
MSCI Emerging Markets Dividend Growers ETF
......................................................
6,332,435
MSCI Europe Dividend Growers ETF
...............................................................
1,546,688
MSCI Transformational Changes ETF
..............................................................
7,033,382
Nanotechnology ETF
...........................................................................
282,911
Nasdaq-100 Dorsey Wright Momentum ETF
.........................................................
6,032,486
On-Demand ETF
..............................................................................
636,160
Online Retail ETF
.............................................................................
351,219,677
Pet Care ETF
................................................................................
75,720,614
Russell 2000 Dividend Growers ETF
...............................................................
92,836,467
Russell U.S. Dividend Growers ETF
................................................................
885,713
S&P 500
®
Dividend Aristocrats ETF
................................................................
415,647,681
S&P 500
®
Ex-Energy ETF
.......................................................................
717,088
S&P 500
®
Ex-Health Care ETF
....................................................................
79,514
S&P 500
®
Ex-Technology ETF
....................................................................
717,744
S&P Global Core Battery Metals ETF
...............................................................
363,279
S&P Kensho Cleantech ETF
.....................................................................
2,043,179
S&P Kensho Smart Factories ETF
.................................................................
547,179
S&P MidCap 400
®
Dividend Aristocrats ETF
.........................................................
2,506,663
S&P Technology Dividend Aristocrats ETF
...........................................................
5,588,009
Smart Materials ETF
...........................................................................
357,555
Supply Chain Logistics ETF
......................................................................
170,899
Fund
A
Capital Loss
Utilized
A
Ordinary Late Year
Loss Deferrals
A
Big Data Refiners ETF $ 209,635 $ 16,496
DJ Brookfield Global Infrastructure ETF 330,888 —
Equities for Rising Rates ETF 1,712,219 —
Hedge Replication ETF 134,773 —
Inflation Expectations ETF 1,683,254 —
Long Online/Short Stores ETF 208,059 —
Merger ETF 175,742 —
Metaverse ETF 162,693 —
MSCI EAFE Dividend Growers ETF 478,555 —
MSCI Europe Dividend Growers ETF 33,859 —
MSCI Transformational Changes ETF 127,459 —
Nasdaq-100 Dorsey Wright Momentum ETF 1,601,641 5,458
On-Demand ETF 8,348 2,978

228 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
3. Investment Transactions, Income and Expense Allocations
Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Div-
idend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such in-
formation becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.
4. Advisory and Management Service Fees and Transactions with Affiliates
The Advisor serves as the investment adviser to each Fund subject to an expense limitation, as outlined in the table below (the
“Capped Funds”), pursuant to an Investment Advisory Agreement. For its investment advisory services, each Capped Fund pays the Advisor a monthly fee, accrued daily at an annualized rate based on its average daily net assets. Pursuant to a separate Man-
agement Services Agreement, the Advisor performs certain administrative services on behalf of the Capped Funds, such as nego-
tiating, coordinating and implementing the Trust’s contractual obligations with the Funds’ service providers; monitoring, over-
seeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and
preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Capped Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate based on its average daily net assets.
The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Capped Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.
Fund
A
Capital Loss
Utilized
A
Ordinary Late Year
Loss Deferrals
A
Online Retail ETF $ 4,456,815 $ —
Pet Care ETF 1,218,974 —
Russell 2000 Dividend Growers ETF 6,499,497 —
Russell U.S. Dividend Growers ETF 3,963 —
S&P 500
®
Dividend Aristocrats ETF 33,739,819 —
S&P 500
®
Ex-Energy ETF 25,013 —
S&P 500
®
Ex-Financials ETF 249,959 —
S&P 500
®
Ex-Health Care ETF 11,729 —
S&P Kensho Smart Factories ETF 61,123 —
Smart Materials ETF 20,466 —

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 229
PROSHARES TRUST
For the period ended November 30, 2024, advisory and management services fees, waivers, reimbursements, and expense limita-
tions were as follows:
For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund’s annualized operating expenses to exceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of recoupment. Any amounts recouped by the Advisor during the period are reflected in the Statements of Operations as “Recoup-
ment of prior expenses waived and/or reimbursed by Advisor”. As of November 30, 2024, no commitment or contingent liability is expected. The amounts eligible for recoupment and the date of expiration are as follows:
The Advisor also serves as the investment adviser to each Fund not subject to an expense limitation as outlined below (the “Uni-
tary Fee Funds”) pursuant to an Investment Advisory and Management Agreement. The Unitary Fee Funds pay the Advisor a
monthly fee, accrued daily at an annualized rate based on average daily net assets for investment advisory and management ser-
vices. The Advisor is responsible for substantially all other expenses of the Unitary Fee Funds except, generally, interest expenses, taxes, brokerage and other transaction costs, legal expenses fees and expenses related to securities lending, compensation and expenses of the Independent Trustees, compensation and expenses of the counsel to the Independent Trustees, compensation and expenses of the Trust’s chief compliance officer and his or her staff, legal fees and expenses in connection with litigation, future distribution fees or expenses (if any), and extraordinary expenses.
The following funds have a unitary fee: ProShares Big Data Refiners ETF (0.58%), ProShares Decline of the Retail Store ETF
(0.65%), ProShares DJ Brookfield Global Infrastructure ETF (0.45%), ProShares Equities for Rising Rates ETF (0.35%), ProShares
High Yield-Interest Rate Hedged (0.50%), ProShares Investment Grade — Interest Rate Hedged (0.30%), ProShares K-1 Free Crude
Oil ETF (0.65%), ProShares Large Cap Core Plus (0.45%), ProShares Long Online/Short Stores ETF (0.65%), ProShares Metaverse
ETF (0.58%), ProShares MSCI EAFE Dividend Growers ETF (0.50%), ProShares MSCI Emerging Markets Dividend Growers ETF
(0.60%), ProShares MSCI Europe Dividend Growers ETF (0.55%), ProShares MSCI Transformational Changes ETF (0.45%), Pro-
Shares Nanotechnology (0.58%), ProShares Nasdaq-100 Dorsey Wright Momentum ETF (0.58%), ProShares Nasdaq-100 High In-
come ETF (0.55%), ProShares On-Demand ETF (0.58%), ProShares Online Retail ETF (0.58%), ProShares Pet Care ETF (0.50%),
ProShares Russell 2000 Dividend Growers ETF (0.40%), ProShares Russell 2000 High Incone ETF (0.55%), ProShares Russell
U.S. Dividend Growers ETF (0.35%), ProShares S&P 500
®
Dividend Aristocrats ETF (0.35%), ProShares S&P 500
®
Ex-Energy ETF
(0.13%), ProShares S&P 500
®
Ex-Financials ETF (0.13%), ProShares S&P 500
®
Ex-Health Care ETF (0.13%), ProShares S&P 500
®
Ex-Technology ETF (0.13%), ProShares S&P 500
®
 High Income ETF (0.55%), ProShares S&P Global Core Battery Metals ETF
(0.58%), ProShares S&P Kensho Cleantech ETF (0.58%), ProShares S&P Kensho Smart Factories ETF (0.58%), ProShares S&P
MidCap 400
®
Dividend Aristocrats ETF (0.40%), ProShares S&P Technology Dividend Aristocrats ETF (0.45%), ProShares Smart
Materials (0.58%) and ProShares Supply Chain Logistics ETF (0.58%).
Fund
A
Investment
Advisory
Fee Rate
A
Management
Services Fee
Rate
A
Advisory Fees
Waived
A
Management
Services Fees
Waived
A
Expense
Reimbursements
A
Expense
Limitation
A
Expense Limitation
Effective Through
A
Global Listed Private Equity
ETF
..................
0.50% 0.10% $ 27,646 $ 5,530 $ 46,709 0.60 % September 30, 2025
Hedge Replication ETF *
....
0.75 0.10 106,012 14,133 63,321 0.95 September 30, 2025
Inflation Expectations ETF
..
0.55 0.10 60,154 10,938 19,499 0.30 September 30, 2025
Merger ETF *
.............
0.75 0.10 38,889 5,184 34,086 0.75 September 30, 2025
* In addition to the expense limitations disclosed above, the Advisor has entered into an Advisory Fee Waiver Agreement for each Fund that reduces the annualized advisory fee rate subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the
Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the
Fund over $8.5 billion. To the extent that a Fund achieves an asset breakpoint, the Advisor will waive fees in order to match the corresponding reduction in the tiered advisory fee limit. Any such waivers are reflected as a component of “Expenses waived and/or reimbursed by Advisor” on the Statements of Operations, and are not subject to subsequent recoupment by the Advisor.
Expires September 30,
Fund 2025 2026 2027 2028 2029 2030
Total Amount
Eligible for
Recoupment
Global Listed Private Equity ETF
...
$ 153,246 $ 149,156 $ 150,756 $ 151,194 $ 158,553 $ 26,929 $ 789,834
Hedge Replication ETF
..........
210,955 347,389 428,312 466,047 287,729 62,437 1,802,869
Inflation Expectations ETF
........
213,190 209,329 326,793 279,450 190,547 30,285 1,249,594
Merger ETF
...................
151,118 181,794 260,386 155,469 154,410 25,973 929,150

230 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
The Advisor has contractually agreed to waive investment advisory and management services fees to the extent total annual op-
erating expenses before waivers and expense reimbursements, as a percentage of average daily net assets, exceed 0.09% through
September 30, 2025 for each of the following funds for the amounts as follows: ProShares S&P 500
®
Ex-Energy ETF ($11,522), Pro-
Shares S&P 500
®
Ex-Financials ETF ($12,778), ProShares S&P 500
®
Ex-Health Care ETF ($4,721) and ProShares S&P 500
®
Ex-Tech-
nology ETF ($13,676). These waivers are non-recoupable. After such date, the expense limitation may be terminated or revised by the Advisor.
Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These
individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual’s related compensation, along with the compensation of staff who administer the Funds’ compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the
Statements of Operations as “Compliance services fees”.
5. Administration Fees
JPMorgan Chase Bank, N.A. acts as the Trust’s administrator (the “Administrator”). The Administrator provides certain admin-
istrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a
Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Adminis-
trator in the performance of its duties. Such fees are reflected on the Statements of Operations as “Administration Fees”. Certain
employees of the Administrator are also officers of the Trust.
6. Custodian Fees
JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as “Custodian Fees”.
7. Listing, Data and Related Fees
The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an
Index and the related Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as “Listing, Data and related fees”.
8. Trustees Fees
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $325,000 annual retainer (paid in quarterly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the
Statements of Operations as “Trustees Fees”.
9. Distribution and Service Plan
SEI Investments Distribution Co. serves as the Funds’ distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.
10. Issuance and Redemption of Fund Shares
Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities.  In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-
to-market value of the missing Deposit Securities.
Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 231
PROSHARES TRUST
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:
11. Investment Transactions
For the period ended November 30, 2024, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for the Inflation Expectations ETF), excluding short-term securities, derivatives and in-kind transactions, were as fol-
lows:
12. In-Kind Transactions
During the period ended November 30, 2024, certain Funds delivered portfolio securities in exchange for the redemption of shares
(redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the
Funds recorded net realized gains and losses in connection with each transaction.
Six Months
Ended
November 30,
2024
A
Year Ended
May 31, 2024
A
High Yield-Interest Rate Hedged
.....................................................
$ 4,519 $ 1,538
Inflation Expectations ETF
..........................................................
644 12,149
Investment Grade-Interest Rate Hedged
...............................................
6,722 66,775
Merger ETF
.....................................................................
— 1,796
MSCI Transformational Changes ETF
.................................................
457 1,493
Nanotechnology ETF
..............................................................
— 385
Fund
A
Purchases
A
Sales
A
Big Data Refiners ETF
..............................................................
$ 1,233,256 $ 1,239,604
DJ Brookfield Global Infrastructure ETF
.................................................
5,660,049 5,434,165
Equities for Rising Rates ETF
........................................................
3,962,729 4,011,201
Global Listed Private Equity ETF
......................................................
1,715,603 1,374,603
Hedge Replication ETF
.............................................................
1,198,280 2,464,243
High Yield-Interest Rate Hedged
......................................................
42,687,472 39,245,149
Investment Grade-Interest Rate Hedged
................................................
41,306,558 52,650,931
Large Cap Core Plus
...............................................................
133,466,227 140,121,396
Long Online/Short Stores ETF
........................................................
2,577,178 2,559,969
Merger ETF
......................................................................
9,430,530 10,964,198
Metaverse ETF
...................................................................
1,072,048 1,072,291
MSCI EAFE Dividend Growers ETF
....................................................
19,366,375 20,187,100
MSCI Emerging Markets Dividend Growers ETF
..........................................
3,424,506 6,635,118
MSCI Europe Dividend Growers ETF
...................................................
1,190,235 1,260,872
MSCI Transformational Changes ETF
..................................................
1,324,894 2,487,099
Nanotechnology ETF
...............................................................
1,408,059 1,420,528
Nasdaq-100 Dorsey Wright Momentum ETF
.............................................
7,187,035 7,201,932
Nasdaq-100 High Income ETF
........................................................
68,516,539 28,417,829
On-Demand ETF
..................................................................
143,614 147,717
Online Retail ETF
.................................................................
28,810,842 28,987,483
Pet Care ETF
....................................................................
19,600,738 19,983,458
Russell 2000 Dividend Growers ETF
...................................................
188,453,709 190,582,107
Russell 2000 High Income ETF
.......................................................
36,523,547 2,633,354
Russell U.S. Dividend Growers ETF
....................................................
816,463 830,590
S&P 500
®
Dividend Aristocrats ETF
....................................................
949,685,880 962,602,224
S&P 500
®
Ex-Energy ETF
...........................................................
1,064,348 1,116,947
S&P 500
®
Ex-Financials ETF
.........................................................
3,222,052 5,409,083
S&P 500
®
Ex-Health Care ETF
........................................................
466,870 476,284
S&P 500
®
Ex-Technology ETF
........................................................
4,792,157 2,229,354
S&P 500
®
High Income ETF
..........................................................
171,420,431 23,875,763
S&P Global Core Battery Metals ETF
...................................................
1,094,136 938,848
S&P Kensho Cleantech ETF
.........................................................
760,057 750,031
S&P Kensho Smart Factories ETF
.....................................................
171,135 161,596
S&P MidCap 400
®
Dividend Aristocrats ETF
.............................................
163,341,616 164,694,896
S&P Technology Dividend Aristocrats ETF
...............................................
28,274,880 28,576,002
Smart Materials ETF
...............................................................
290,788 299,285
Supply Chain Logistics ETF
..........................................................
344,898 445,398

232 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
For the period ended November 30, 2024, the fair value of the securities transferred for redemptions, and the net realized gains
(losses) recorded in connection with the transactions were as follows:
In addition, during the period, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind).
For the period ended November 30, 2024, the fair value of the securities received for subscriptions were as follows:
13. Basis of Consolidation
The accompanying Consolidated Schedule of Portfolio Investments, Consolidated Statement of Assets and Liabilities, Consoli-
dated Statement of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of Pro-
Shares K-1 Free Crude Oil ETF includes the account of ProShares Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of ProShares K-1 Free Crude Oil ETF, which primarily invests in commodity-related instruments. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund will invest a significant portion of its total assets in its Subsidiary. As of November 30, 2024, the net assets of ProShares Cayman Crude Oil
Strategy Portfolio were 12.68% of the net assets of ProShares K-1 Free Crude Oil ETF. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to ProShares K-1
Free Crude Oil ETF, except that the Subsidiary may invest without limitation in commodity-related instruments.
Fund
A
Fair Value
A
Net Realized Gains
(Losses)
A
Big Data Refiners ETF
...........................................................
$ 1,755,677 $ 503,340
DJ Brookfield Global Infrastructure ETF
..............................................
48,399,810 6,748,998
Equities for Rising Rates ETF
.....................................................
2,936,810 269,456
High Yield-Interest Rate Hedged
...................................................
3,170,636 103,246
Investment Grade-Interest Rate Hedged
.............................................
56,774,134 2,347,624
Large Cap Core Plus
............................................................
63,547,231 23,048,238
Long Online/Short Stores ETF
.....................................................
2,545,024 463,259
Metaverse ETF
................................................................
857,629 209,570
MSCI EAFE Dividend Growers ETF
.................................................
6,066,954 1,175,136
MSCI Emerging Markets Dividend Growers ETF
.......................................
1,118,150 181,563
MSCI Europe Dividend Growers ETF
................................................
487,461 87,487
Nasdaq-100 Dorsey Wright Momentum ETF
..........................................
870,676 240,440
Nasdaq-100 High Income ETF
.....................................................
16,080,734 1,083,273
Online Retail ETF
..............................................................
16,790,648 4,136,354
Pet Care ETF
.................................................................
9,534,543 1,890,552
Russell 2000 Dividend Growers ETF
................................................
147,349,200 28,152,203
Russell U.S. Dividend Growers ETF
.................................................
994,595 188,675
S&P 500
®
Dividend Aristocrats ETF
.................................................
371,632,950 118,951,291
S&P 500
®
Ex-Energy ETF
........................................................
559,178 231,981
S&P 500
®
Ex-Financials ETF
......................................................
6,441,902 1,858,734
S&P 500
®
High Income ETF
.......................................................
22,240,855 5,121,846
S&P Kensho Cleantech ETF
......................................................
1,583,581 210,403
S&P MidCap 400
®
Dividend Aristocrats ETF
..........................................
51,610,457 11,991,399
S&P Technology Dividend Aristocrats ETF
............................................
24,914,522 6,740,436
Supply Chain Logistics ETF
.......................................................
924,982 140,276
Fund
A
Fair Value
A
DJ Brookfield Global Infrastructure ETF
..............................................................
$ 30,425,444
Global Listed Private Equity ETF
...................................................................
1,668,822
High Yield-Interest Rate Hedged
...................................................................
6,161,944
Investment Grade-Interest Rate Hedged
.............................................................
3,838,319
Large Cap Core Plus
............................................................................
50,331,999
Nasdaq-100 High Income ETF
.....................................................................
13,942,314
Russell 2000 Dividend Growers ETF
................................................................
50,541,095
Russell 2000 High Income ETF
....................................................................
4,195,347
S&P 500
®
Dividend Aristocrats ETF
.................................................................
145,120,131
S&P 500
®
Ex-Energy ETF
........................................................................
1,176,085
S&P 500
®
Ex-Financials ETF
......................................................................
1,963,811
S&P 500
®
Ex-Technology ETF
.....................................................................
123,448,250
S&P 500
®
High Income ETF
.......................................................................
129,787,376
S&P Global Core Battery Metals ETF
................................................................
532,875
S&P Kensho Cleantech ETF
......................................................................
1,623,957
S&P MidCap 400
®
Dividend Aristocrats ETF
..........................................................
6,638,671
S&P Technology Dividend Aristocrats ETF
............................................................
2,285,548

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 233
PROSHARES TRUST
14. Share Splits and Reverse Share Splits
The effect of a share split transaction is to multiply the number of outstanding shares of the Fund by the split factor, with a cor-
responding decrease in the net asset value per share. The effect of the reverse share split transactions is to divide the number of outstanding shares of the Fund by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions do not change the net assets of the Fund or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to share splits.
15. Risk
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.
Risks Associated with the Use of Derivatives
Certain Funds may obtain investment exposure through derivatives (including investing in futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in secu-
rities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3)
credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impos-
sible to adjust a Fund’s position in a particular instrument when desired. The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of de-
rivatives also may expose the Fund to losses in excess of those amounts initially invested.
Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the perfor-
mance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.
Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agree-
ment or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
Equity and Market Risk
Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Long/Short Risk
Certain Funds seek long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on a Fund’s long or short positions will produce high, or even positive, returns. In addition, Funds subject to this risk may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environ-
ments that are adverse to its long positions than funds that do not employ such leverage.
Concentration Risk
Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating invest-

234 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
ments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.
Correlation Risk
There is no guarantee that a Fund whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index or the inverse thereof. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the percentage change of the Fund’s index on such day. A number of other factors may adversely affect a Fund’s correlation with its index, including material over- or under-exposure, fees, ex-
penses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infre-
quent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While each Fund generally attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, or, with respect to equity funds, its weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the level of the Index potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index reconstitutions and index rebalancing events. Additionally, a
Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between the performance of a Fund and the index and may hinder a Fund’s ability to meet its investment objective.
Counterparty Risk
A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or other-
wise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.
Industry Concentration Risk
An Index tracked by a Fund may have a significant position of its value in issuers in an industry or group of industries. As such, a Fund would allocate its investments to approximately the same extent as the Index. As a result, a Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries.
Geographic Concentration Risk
Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic re-
gions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions.
The performance of such Funds may be more volatile than a more geographically diversified fund.
Foreign Currency Risk
Certain of the Funds’ investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign cur-
rency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.
Debt Instrument Risk
Certain Funds invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (includ-
ing a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. These factors may cause the value of an investment in a Fund to change.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 235
PROSHARES TRUST
Inflation Risk
Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as infla-
tion decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline.
Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in a Fund. Inflation has recently increased and it cannot be predicted whether it may decline.
Breakeven Inflation Investing Risk
ProShares Inflation Expectations ETF seeks investment results, before fees and expenses, that track the performance of the
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index tracks the perfor-
mance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (“TIPS”) bond and dura-
tion-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index seeks to achieve an overall duration dollar amount of zero. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a “breakeven rate of infla-
tion” (“BEI”) and is considered to be a measure of the market’s expectations for inflation over the relevant period. The level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (and the Fund) will fluctuate based on changes in the value of the under-
lying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the FTSE 30-Year TIPS
(Treasury Rate-Hedged) Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund
will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of ac-
tual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations. As a result, an investment in the Fund may not serve as an effective hedge against inflation.
Subsidiary Investment Risk
Changes in the laws of the United States and/or the Cayman Islands, under which the ProShares K-1 Free Crude Oil ETF and its
Subsidiary are organized, respectively, could result in the inability of the Funds to operate as intended and could negatively affect the Fund's and its shareholders. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure and leverage on an aggregate basis with its Subsidiary.
Risks Associated with the Use of Crude Oil Futures Contracts
ProShares K-1 Free Crude Oil ETF obtains investment exposure through commodity futures and does not invest directly in physical commodities. ProShares K-1 Free Crude Oil ETF does not invest in nor seek exposure to the current “spot” or cash price of physical crude oil. Crude oil futures contracts typically perform very differently from, and commonly underperform, the spot price of crude oil due to current (and futures expectations of) factors such as storage costs, supply and demand and geopolitical risks. Investing in futures contracts may be considered aggressive and may expose the Fund to greater risks than investing directly in securities or other instruments. These risks include counterparty risk and liquidity risk (each as dis-
cussed below). Because futures contracts often require limited initial investment, the use of futures contracts also may expose the Fund to losses in excess of those amounts initially invested.
Commodity Market Risk
The value of Commodity Futures typically is based in great part upon the price movements of a physical commodity and the market’s expectations for such moves in the future. The prices of Commodity Futures may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Global events such as government interventions, treaties and trading, inter- or intrastate conflict, weather or other natural disasters, changes in supply or production, changes in activity of crude oil commodity producing companies, countries and/or organizations, and changes in speculators’ and/or investor’s demand can cause extreme levels of volatility. Furthermore, since commodities are generally denominated in USD, a strength-
ening US dollar can also cause significant declines in commodity prices. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on a Fund.

236 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Rolling Futures Contract Risk
ProShares K-1 Free Crude Oil ETF (through its investment in the Subsidiary) has exposure to futures contracts and is subject to risks related to “rolling” of such contracts. The Fund does not intend to hold futures contracts through their expiration date, but instead intends to “roll” its futures positions. Rolling occurs when a Fund closes out of futures contracts as they near their expiration date and is replaced with contracts that have a later expiration date. When the market for these futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as “contan-
go.” Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as “backwardation.” Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for a Fund.
Risks Specific to the Crude Oil Markets
Several factors may affect the price of crude oil and, in turn, the WTI crude oil futures contracts and other assets, if any, owned by the Fund. These factors include, but are not limited to, significant increases or decreases in the available supply or demand of crude oil, storage costs, technological factors related to new or improved extraction, refining and processing equipment and/or methods, a significant change in the attitude of speculators and investors towards crude oil, large purchases or sales of crude oil by governments or large institutions, other political factors such as new regulations or political discord in oil produc-
ing countries, as well as a significant increase or decrease in crude oil hedging activity by crude oil producers. Contempora-
neous with the onset of the COVID-19 pandemic in the U.S., crude oil markets experienced shocks to the supply of and demand for crude oil. This led to an oversupply of crude oil, which impacted the price of crude oil and futures contracts on crude oil and caused historic volatility in the market for crude oil and crude oil futures contracts. In April 2020, these market conditions contributed to a period of “extraordinary contango” that resulted in a negative price in the May 2020 WTI crude oil futures contract. If all or a significant portion of the futures contracts held by the Fund at a future date were to reach a negative price, investors in the Fund could lose their entire investment.
On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets for securities and commodities, including oil. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of the futures in which the Fund invests may fluctuate widely as a result of the conflict and related events.
How long such conflict and related events will last and whether it will escalate further cannot be predicted. Impacts from the conflict and related events could have significant impact on the Fund’s performance, and the value of an investment in the
Fund may decline significantly.
Exposure to Retailing Industry Risk
Retailing Industry Risk is the risk faced by companies in the retailing industry, including: changes in domestic and inter-
national economies, consumer confidence, disposable household income and spending, and consumer tastes and preferenc-
es; intense competition; changing demographics; marketing and public perception; dependence on third-party suppliers and distribution systems; intellectual property infringement; legislative or regulatory changes and increased government super-
vision; thin capitalization; dependence on a relatively few number of high volume sales days to achieve overall results; and
dependence on outside financing, which may be difficult to obtain.
Online Retail Companies Risk
Companies that operate in the online marketplace and retail segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace and retail segments to reduce profit margins in order to compete. Due to the nature of their business mod-
els, companies that operate in the online marketplace and retail segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemi-
nation of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, fail-
ure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace and retail segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 237
PROSHARES TRUST
their businesses. Investing in Online Retailers may be attractive to investors who believe the trend of rising online sales will continue; however, there is no guarantee this trend will continue. Each of these factors could have a negative impact on the performance of the companies in the Index and the performance of the Fund.
Metaverse Companies Risk
The metaverse is a developing technology and is subject to risks associated with a developing technology which include, but are not limited to, small or limited markets for their securities, changes in business cycles, world economic growth, technolog-
ical progress, rapid obsolescence, and government regulation. Companies in metaverse-related businesses, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results.
These companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. Such companies typically face intense competition and loss or impairment of intellectual property rights. There is no guarantee that the products or services produced by companies in metaverse related businesses will be successful.
Media and Entertainment Industry Risk
Media and entertainment companies within the Communication Services industry are impacted by the high costs of research and development of new content and services in an effort to stay relevant in a highly competitive industry. In addition, me-
dia and entertainment companies are challenged by the changing tastes, topical interests and discretionary income of their targeted consumers. With the advancement of streaming technology, sales of content through physical formats (such as DVD and Blu-ray) and traditional content delivery services (such as cable TV providers and satellite dish operators) are declining in popularity as consumers increasingly opt to purchase digital content that is customizable, less expensive and takes up less physical space. The media and entertainment industry is regulated and changes to rules regarding advertising and the content produced by media and entertainment companies can increase overall production and distribution costs.
Semiconductors and Semiconductor Equipment Industry Risk
The risks of investments in the industry include: intense competition, both domestically and internationally, including com-
petition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures that could be sub-
stantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. The semiconductors sector may also be affected by risks that affect the broader technology sector, including: gov-
ernment regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability; and
a small number of companies representing a large portion of the technology sector as a whole.
Software and Services Industry Risk
The risks of investments in the industry include: competitive pressures, such as aggressive pricing (including fixed-rate pric-
ing), technological developments (including product-specific technological change), changing domestic demand, and the abil-
ity to attract and retain skilled employees; availability and price of components; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; rapid product obsolescence; cyclical market patterns; evolving industry standards; and frequent new product introductions requiring timely and successful introduction of new products and the ability to service such products. The software and services industry may also be affected by risks that affect the broader information technology industry.
Battery Metals Investing Risk
Companies engaged in the battery metals mining industry are subject to the risks associated with mining activities. These risks include those related to changes in the price of battery metals, which may be the result of changing inflation expecta-
tions, currency fluctuations, speculation, and industrial, government and global consumer demand, among other factors. In addition, such companies may be particularly susceptible to disruptions in the supply chains and world events and economic conditions, including political risks of the countries where battery metals companies are located or do business. These compa-
nies may also face increased scrutiny from regulators and legislators considering the environmental impact of battery metal mining. Finally, mining companies often engage in significant amounts of spending on exploration and development of min-
eral deposits which may involve significant financial risks over longer periods of time.
Unrelated Business Lines Risk
Companies in the Index may have significant business lines that are unrelated to the index theme. These unrelated busi-
ness lines may be a meaningful portion of a company’s current business, in terms of profit or revenue, for example, than the portion represented by the Index theme. Consequently, these unrelated business lines may have a significant impact on the

238 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
performance of the company, the Index and the Fund. In particular, these unrelated business lines may cause the Fund to un-
derperform investments that do not have exposure to unrelated business lines. For example, if an unrelated business line of a company underperforms its battery metals related business line, it may negatively affect the performance of the company, the
Index and the Fund.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-relat-
ed phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate polit-
ical, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disrup-
tions to important global, local and regional supply chains affected, with potential corresponding results on the operating per-
formance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reduc-
ing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’
investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete re-
demptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.
Risk of Global Economic Shock
Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its vari-
ants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unem-
ployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disrup-
tions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments.
Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in
Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other coun-
tries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the mili-
tary action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new un-
certainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.
Risks of Government Regulation
The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”— which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 239
PROSHARES TRUST
16. Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the
Trust expects risk of significant loss to be remote.
17. New Accounting Pronouncements
In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclo-
sures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance mea-
sure. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods beginning with the first quarter ended March 31, 2025. Early adoption is permitted and retrospective adoption is required for all prior periods presented.
The Trust is currently assessing the impact of this guidance, however, the Trust does not expect a material impact on its financial statements.
18. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

240 :: MISC. INFORMATION (UNAUDITED)
PROSHARES TRUST
Federal Tax Information
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended October 31, 2024 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2023. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds desig-
nated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended
October 31, 2024.
For the tax year ended October 31, 2024, the Funds federal tax information is as follows:
Funds with Short-Term Capital Gain Designation
For the tax year ended October 31, 2024, the Trust does not have any ordinary distributions paid during the Trust’s tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short-Term Gains.
Funds
A
QDI
A
DRD
A
QII
A
Decline of the Retail Store ETF
........................................
0.00% 0.00% 92.23%
DJ Brookfield Global Infrastructure ETF
..................................
54.92 28.61 0.48
Equities for Rising Rates ETF
.........................................
100.00 96.28 0.33
Global Listed Private Equity ETF
.......................................
38.34 36.64 0.35
Hedge Replication ETF
..............................................
5.19 4.72 92.64
High Yield-Interest Rate Hedged
.......................................
0.00 0.00 81.11
Inflation Expectations ETF
............................................
0.00 0.00 95.41
Investment Grade-Interest Rate Hedged
.................................
0.00 0.00 68.41
K-1 Free Crude Oil ETF
..............................................
0.00 0.00 94.42
Large Cap Core Plus
................................................
100.00 100.00 3.53
Long Online/Short Stores ETF
.........................................
100.00 100.00 25.77
Merger ETF
.......................................................
35.77 26.68 43.28
Metaverse ETF
....................................................
100.00 85.80 0.00
MSCI EAFE Dividend Growers ETF
.....................................
76.74 0.00 0.56
MSCI Emerging Markets Dividend Growers ETF
...........................
57.06 0.00 5.00
MSCI Europe Dividend Growers ETF
....................................
100.00 0.00 0.65
MSCI Transformational Changes ETF
...................................
100.00 100.00 5.78
Nanotechnology ETF
................................................
100.00 100.00 0.00
Nasdaq-100 Dorsey Wright Momentum ETF
..............................
100.00 100.00 0.73
Nasdaq-100 High Income ETF
.........................................
0. 00 0. 00 5.00
On-Demand ETF
...................................................
26.63 2.84 0.00
Online Retail ETF
..................................................
100.00 100.00 0.73
Pet Care ETF
.....................................................
100.00 80.95 0.00
Russell 2000 Dividend Growers ETF
....................................
99.14 99.46 0.28
Russell U.S. Dividend Growers ETF
.....................................
100.00 99.38 0.33
S&P 500
®
Dividend Aristocrats ETF
.....................................
100.00 96.75 0.26
S&P 500
®
Ex-Energy ETF
............................................
100.00 96.83 0.67
S&P 500
®
Ex-Financials ETF
..........................................
100.00 100.00 0.69
S&P 500
®
Ex-Health Care ETF
.........................................
99.11 95.48 0.70
S&P 500
®
Ex-Technology ETF
.........................................
99.95 96.51 0.57
S&P 500
®
High Income ETF
...........................................
0 .0 0 0. 00 1.27
S&P Global Core Battery Metals ETF
....................................
100.00 2.58 0.00
S&P Kensho Cleantech ETF
..........................................
100.00 85.44 0.00
S&P Kensho Smart Factories ETF
......................................
100.00 100.00 0.00
S&P MidCap 400
®
Dividend Aristocrats ETF
..............................
100.00 100.00 0.39
S&P Technology Dividend Aristocrats ETF
................................
100.00 100.00 0.49
Smart Materials ETF
................................................
100.00 81.07 0.00
Supply Chain Logistics ETF
...........................................
57.16 24.46 0.00

MISC. INFORMATION (UNAUDITED) :: 241
PROSHARES TRUST
Funds with Equalization
For the tax year ended October 31, 2024, the following Fund utilized equalization to offset long-term capital gains with the amounts stated below:
Tax Return of Capital—Section 19 Notice
The following information concerns the source of distributions paid to shareholders of record as follows:
Fund
Long-Term
Large Cap Core Plus
................................................
$9,209,012
S&P 500
®
High Income ETF
...........................................
$1,223,492
Ticker
Fund
Name CUSIP
TINY Nanotechnology ETF 74347G465
Record Date Pay Date Source of Distribution
1
Distribution
% of
Distribution
Sep. 25, 2024 Oct. 2, 2024 Estimated Net Investment Income $0.004648 94.63%
Estimated Return of Capital $0.000264 5.37%
Total (per share) $0.004912 100.00%
Ticker
Fund
Name CUSIP
IQQQ Nasdaq-100 High Income ETF 74347G234
Record Date Pay Date Source of Distribution
1
Distribution
% of
Distribution
Jun. 3, 2024 Jun. 10, 2024 Estimated Net Investment Income $0.077732 26.65%
Estimated Return of Capital $0.213898 73.35%
Total (per share) $0.291630 100.00%
Jul. 1, 2024 Jul. 9, 2024 Estimated Net Investment Income $0.094699 26.65%
Estimated Return of Capital $0.260585 73.35%
Total (per share) $0.355284 100.00%
Aug. 1, 2024 Aug. 8, 2024 Estimated Net Investment Income $0.092274 26.65%
Estimated Return of Capital $0.253913 73.35%
Total (per share) $0.346187 100.00%
Sep. 3, 2024 Sep. 10, 2024 Estimated Net Investment Income $0.218350 26.65%
Estimated Return of Capital $0.600841 73.35%
Total (per share) $0.819191 100.00%
Oct. 1, 2024 Oct. 8, 2024 Estimated Net Investment Income $0.086354 26.65%
Estimated Return of Capital $0.237621 73.35%
Total (per share) $0.323975 100.00%
Nov. 1, 2024 Nov. 8, 2024 Estimated Net Investment Income $0.027883 26.65%
Estimated Return of Capital $0.076725 73.35%
Total (per share) $0.104608 100.00%
Ticker
Fund
Name CUSIP
MAKX S&P Kensho Smart Factories ETF 74347G481
Record Date Pay Date Source of Distribution
1
Distribution
% of
Distribution
Mar. 21, 2024 Mar. 27, 2024 Estimated Net Investment Income $0.205872 94.41%
Estimated Return of Capital $0.012200 5.59%
Total (per share) $0.218072 100.00%

242 :: MISC. INFORMATION (UNAUDITED)
PROSHARES TRUST
Proxy Voting Information
A description of the Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission
(“SEC”) Website (http://www.sec.gov).
Quarterly Portfolio Holdings Information
The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT will be available on the SEC’s Website at http://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Roomin Washington, DC. Information on the operation of the Pub-
lic Reference Room may be obtained by calling 1-800-SEC-0330.
Premium/Discount Information
Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the website at www.ProShares.com.
1
The amounts and sources of distributions reported in this notice are estimates, are not being reported for tax reporting purposes and may later be determined to be from taxable net investment income, short-term gains, long-term gains (to the extent permitted by law), and return of capital.
Return of capital may occur for example, when some or all of the money that you invested in the Fund is paid back to you. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of the year and may be subject to changes based on tax regulations. You will receive a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. As a result, shareholders should not use this distribution information for tax reporting purposes .

Form N-CSR – Items 8-11 (unaudited) :: 243
PROSHARES TRUST
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
None.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
The initial shareholder of ProShares Russell 2000 High Income ETF (on August 29, 2024) approved by written consent (i) the
Investment Advisory and Management Agreement between the Registrant and ProShare Advisors LLC with respect to the Fund;
(ii) the Rule 12b-1 Distribution Plan with respect to the Fund; and (iii) the Distribution Agreement between the Registrant and SEI
Investments Distribution Co. with respect to the Fund, each as previously approved by the Registrant’s Board of Trustees with respect to the Fund.
Item 10. Remuneration Paid to Directors, Officers, and Other of Open-End Management Investment Companies.
For the period ended November 30, 2024, the aggregate remuneration the Registrant paid the directors, all members of any advi-
sory board and any officers are included as part of the Financial Statements and Financial Highlights for Open-End Management
Investment Companies filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
ProShares Russell 2000 High Income ETF
At a meeting held on August 8, 2024, the Board of Trustees (the "Board") of ProShares Trust (the "Trust") considered the initial approval of the Investment Advisory and Management Agreement (the "Unitary Fee Agreement") between the Trust and ProShare
Advisors LLC (the "Advisor") with respect to the ProShares Russell 2000 High Income ETF (the "New ETF").
In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the approval of the Unitary Fee Agreement, including information that addressed, among other things: (i) the nature, extent, and qual-
ity of the services that were provided or proposed to be provided by the Advisor; (ii) the costs of the services to be provided and the profits realized by the Advisor; (iii) the investment performance of the Advisor; (iv) the extent to which economies of scale might be realized as the New ETF grows and whether fee levels reflect economies of scale, if any, for the benefit of New ETF’s sharehold-
ers; and (v) other benefits to the Advisor and/or its affiliates from the relationship to the New ETF. It was noted that certain of this information had previously been provided as part of the Annual 15c Response.
The Independent Trustees consulted with Independent Trustee Counsel concerning their responsibilities under state and federal law with respect to their consideration of the approval of the Unitary Fee Agreement and other agreements with respect to the New
ETF. It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the New ETF.
In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the approval of the Unitary Fee Agreement, including, among other things: (i) information about the advisory services to be provided by the
Advisor with respect to the New ETF; (ii) the Advisor's Form ADV; (iii) biographies of the employees of the Advisor who are primar-
ily responsible for providing investment advisory services to the New ETF; (iv) information regarding the proposed contractual fees with respect to the New ETF; (v) comparative industry fee data; (vi) information regarding the Advisor's trade allocation and best execution policies and procedures; (vii) information about the financial condition of the Advisor; (viii) information regarding how the Advisor expects to monitor the New ETF’s compliance with regulatory requirements and Trust procedures; and (ix) the
Advisor's reputation, expertise and resources.
The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including their review of the reasonableness of fees proposed to be paid by the New ETF.
In considering the Unitary Fee Agreement, the Board did not identify any particular factor that was most relevant to its consider-
ation to approve the Unitary Fee Agreement and each Trustee may have afforded different weight to the various factors.
Nature, Extent and Quality of the Advisor's Services
The Board reviewed the nature, extent and quality of the investment advisory services to be performed by the Advisor with respect to the New ETF. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the New ETF effectively. In particular, the Board considered the following:
the investment objective of the New ETF and the Advisor's description of the skills needed to manage the New ETF;
the key features of the New ETF, including the investment strategies of the New ETF, as well as the Advisor’s capabilities to manage the New ETF and develop creation and redemption baskets;

244 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the New ETF;
the structure of the portfolio staff compensation program and the incentives it is intended to provide;
the collateral, credit and cash management functions at the Advisor and enhancements made in these areas in recent years;
the Advisor’s ability to monitor compliance with the federal securities laws, including the Securities and Exchange Com-
mission’s liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;
a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficiency as well as improvements related to remote and hybrid working conditions;
information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor’s ability to negotiate generally favorable terms with swap counterparties on behalf of various
Funds; and
the Advisor’s ability to manage the New ETF in a tax efficient manner.
The Board considered that the Advisor will oversee the operations of the New ETF, including oversight of the New ETF’s service providers, and will provide compliance services to the New ETF.
Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services to be provided by the Advisor with respect to the New ETF were expected to be of high quality, (ii) the Advisor has successfully achieved the investment goals of the existing operational Funds in the Trust, and (iii) it was generally satisfied with the nature, quality and extent of services expected to be provided to the New ETF.
Comparison of Services and Fees
The Independent Trustees discussed the structure and amount of the proposed unitary fee for the New ETF. The Advisor presented information about the fairness and reasonableness of the fees proposed to be payable to the Advisor in light of the services to be provided to the New ETF by or at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs, offering strategies similar to those of the New ETF.
The Board reviewed information prepared by an independent third-party consultant comparing management and expense infor-
mation for the New ETF to that of a peer group of funds (the “Peer Group”) selected by the consultant. The Board reviewed Peer
Group information prepared by the consultant comparing the contractual advisory fee rate to be paid by the New ETF to other funds with investment objectives most similar to the New ETF. The Board discussed the methodology used to prepare the com-
parative fee data for the New ETF and the potential limitations of such data. The Board noted the difficulty in compiling the Peer
Group because the consultant was unable to identify any other funds with substantially similar objectives and strategies. It was noted that the index that the New ETF will track is also new. Notwithstanding the inability to identify substantially similar funds, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor’s pro-
posed fees. The Board noted that the proposed contractual advisory fees for the New ETF are equal to the average contractual ad-
visory fees and below the median contractual advisory fees of the funds in the Peer Group, and that the total net expenses (subject to certain exclusions) were lower than the average and median expenses of the funds in the Peer Group.
The Board recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in the services that are included in the fees paid by other funds. The Board concluded that the New ETF’s unitary fee rate was reason-
able given the services proposed to be provided and the fees charged by other funds in the Peer Group.
Profitability
The Board noted that the New ETF had not yet started operations, so that it could not yet evaluate the Advisor’s profitability relat-
ed to the New ETF. It was noted that each year, as part of its annual contract renewal process, the Trustees discuss the Advisor’s profit margin, including the methodology used in the Advisor’s profitability analysis, and receive information provided by the
Advisor relating to its financial condition and overall profitability related to its management of the funds in the fund complex.
The Independent Trustees met in Executive Session with Independent Trustee Counsel to discuss and evaluate the information provided by the Advisor and the independent consultant.
The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the New ETF, including, but not limited to, intellectual capital, regulatory compliance

Form N-CSR – Items 8-11 (unaudited) :: 245
PROSHARES TRUST
and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the New ETF.
Investment Performance of the Fund and the Advisor
The Trustees noted that the New ETF had not yet commenced operations and, therefore, there was no performance information for the New ETF to consider. The Trustees noted, however, the Advisor’s performance record in managing other ETFs that seek to track the performance of a securities index.
Economies of Scale
The Board considered the New ETF’s fee arrangements with the Advisor and noted that under the Unitary Fee Agreement the fee would stay the same as asset levels increased. The Board also noted that the Advisor was obligated to pay certain of the New ETF’s operating expenses and that the Advisor would be contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement will provide an effective cap on the New ETF’s normal operating expenses.
The Board also noted the Advisor’s representation that such an arrangement provided important distribution benefits for the New
ETF and addressed competitive pressures within the ETF industry.
Other Benefits
The Board also considered any indirect, or "fall-out," benefits of the Advisor or its affiliates to be derived from the relationship to the New ETF but concluded that such benefits were not material to their considerations.
Conclusions
The Board, including all of the Independent Trustees, concluded that it was in the best interests of the New ETF and its prospec-
tive shareholders to approve the Unitary Fee Agreement and that the terms of the Unitary Fee Agreement for the New ETF were fair and reasonable.
ProShares Trust Annual Approval
At a meeting held on September 16-17, 2024, the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Investment Advisory Agreement”) and the Investment Advisory and
Management Agreement (the "Unitary Fee Agreement") (collectively, the “Advisory Agreements”), each for certain series of Pro-
Shares Trust (the “Trust”), between the Trust, on behalf of each of its operational series (the “Funds”), and ProShare Advisors LLC
(the “Advisor”). Certain Funds are designed to track, before fees and expenses, the performance of an underlying index (each a
“Matching Fund” and, collectively, the “Matching Funds”). Certain other Funds are actively managed and are designed to meet a specified investment objective (each an “Active Fund” and, collectively, the “Active Funds”). All other Funds are “geared” funds
(each, a “Geared Fund” and, collectively, the “Geared Funds”) that are designed to seek daily investment results, before fees and expenses, that correspond to a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of the return of an underlying index for a single day.
The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreements and each Trustee may have afforded different weight to the various factors.
The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board’s respon-
sibilities under state and federal law with respect to the Board’s consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.
In response to a request from Independent Legal Counsel on behalf of the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreements, including information that addressed, among other things:
the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;
the costs of the services to be provided and the profits realized by the Advisor;
the investment performance of the Funds and the Advisor;
the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and
other benefits to the Advisor and/or its affiliates from the relationship to the Funds.

246 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
It was noted that the Independent Trustees requested from the Advisor certain information concerning the Funds to assist them in evaluating the terms of the Advisory Agreements. In response to the request from the Independent Trustees, the Advisor provid-
ed information and reports relevant to the continuation of the Advisory Agreements, including, among other things:
information about the advisory services provided by the Advisor with respect to the Funds;
the Advisor’s Form ADV;
biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;
information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;
information regarding advisory fees earned versus advisory fees waived for previous periods;
performance information for prior periods;
comparative industry fee data;
with respect to Funds subject to the Investment Advisory Agreement, information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;
information regarding the Advisor's trade allocation and best execution policies and procedures;
information about the financial condition of the Advisor;
information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust pro-
cedures; and
the Advisor’s reputation, expertise and resources.
The Independent Trustees asked the Advisors to retain the services of an independent consultant to identify peer group funds for each Fund (the “Peer Group”), to assist the Independent Trustees in evaluating information with respect to certain aspects of their review, including the performance of the Funds and the reasonableness of fees paid by the Funds. The Board evaluated informa-
tion available to it on a Fund-by-Fund basis, and its determinations were made separately with respect to each Fund.
In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreements, the Board also considered information it received throughout the year as part of its reg-
ular oversight of the Funds.
Nature, Extent and Quality of the Advisor's Services
The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor with respect to the Funds. The Board noted no significant differences between the scope of services provided by the Advisor in the past year and as compared those services to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:
the investment objective of each Fund, the Advisor’s description of the skills needed to manage each Fund and the Advi-
sor's success in achieving the investment objectives of each Fund;
the unique features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds and develop creation and redemption baskets for certain Funds, and the actively managed strategies utilized by certain Funds;
with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional ETFs or index funds;
the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;
the structure of the Advisor’s portfolio staff compensation program and the incentives it is intended to provide;
the collateral, credit and cash management functions at the Advisor and enhancements made in these areas in recent years;

Form N-CSR – Items 8-11 (unaudited) :: 247
PROSHARES TRUST
the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
the Advisor’s ability to monitor compliance with the federal securities laws, including the Securities and Exchange Com-
mission’s liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;
for certain Bitcoin-linked ETFs, the Advisor’s familiarity with digital assets and Bitcoin in particular, as well as pro-
cesses related to assessing risk and liquidity with respect to investments in Bitcoin futures, the Advisor’s familiarity with the market for Bitcoin futures and its ability to manage the ETFs and obtain appropriate exposure in that market, the appropriateness of investing in Bitcoin related instruments by the ETFs as exchange traded funds and the potential benefits of a futures-based approach;
a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficiency as well as improvements related to remote and hybrid working conditions;
information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor’s ability to negotiate generally favorable terms with swap counterparties on behalf of various
Funds; and
the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging for Geared ETFs and Bit-
coin-linked ETFs than for traditional ETFs.
The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The
Board also reviewed the Advisor’s compliance program, including specific activities associated with the Funds. The Board dis-
cussed the compliance program with the Funds’ Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor’s compliance program and efforts with respect to the Funds, changes made to the Advi-
sor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during prior years and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.
Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services provided by the Advisor with respect to each Fund were of high quality, (ii) the Advisor achieved the investment goals of the Funds,
(iii) the Advisor's services benefited the Funds' shareholders, particularly in light of the nature of the Funds and the services re-
quired to support each such Fund and (iv) it was generally satisfied with the nature, quality and extent of services provided by the
Advisor to the Funds.
Comparison of Services and Fees
The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Funds at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs, and in certain cases mutual funds or other invest-
ment vehicles, offering strategies similar to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information for certain Funds because, by design, many of the Funds are unique, because they are geared funds or because they are based on “thematic” strategies or newer indices or newer asset classes, and few, if any, funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor’s representation that it found the Peer Group compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between certain Funds and their peers that may limit the usefulness of comparisons. The Board noted that the methodology used to compile the Peer Group and comparative data was substantially similar to that used in prior years and is continually re-evalu-
ated. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative informa-
tion it received to be useful in its evaluation of the reasonableness of the Advisor's fees. The Advisor presented information about the significant drivers of cost and also made representations regarding the costs to investors of seeking to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.
The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund covered under the Advisory Agreement and certain Funds covered under the Unitary Fee Agreement and the net advisory fees paid by each such Fund after taking waivers and reimbursements into account.
The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other ETFs.

248 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Investment Advisory Agreement and the Unitary Fee Agreement was in the best interests of the shareholders of the Funds.
Investment Performance of the Funds and the Advisor
The Board considered total return information for each operational Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 3-year, 5- year, 10-year and since inception periods ended June 30, 2024, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The
Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund and
Active Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods.
The Board also noted that given the nature of the Matching Funds and the Geared Funds, the correlation of performance versus the benchmark (or relevant inverse or multiple thereof) was more meaningful than a Fund’s total return.
With regard to ProShares Bitcoin Strategy ETF, the Board noted that for the 3-month period ended June 30, 2024, the Fund outper-
formed its Peer Group average and underperformed its benchmark index. For the 1-year and since inception periods ended June
30, 2024, the Fund underperformed its benchmark index. [Note: The Fund was the only Fund in its Peer Group for the 3-month and since inception periods ended June 30, 2024.]
With regard to the ProShares Ether ETF, the Board noted that for the 3-month period ended June 30, 2024, the Fund underper-
formed its Peer Group average and its benchmark index and slightly outperformed its Peer Group median. For the since inception period ended June 30, 2024, the Fund outperformed its Peer Group average and median and underperformed its benchmark index.
With regard to the Bitcoin & Ether Market Cap Weight ETF, the Board noted that for the 3-month period ended June 30, 2024, the
Fund outperformed its Peer Group average and its benchmark index. For the since inception period ended June 30, 2024, the Fund outperformed its Peer Group average and equaled its Peer Group median while underperforming its benchmark index.
With regard to the Bitcoin & Ether Equal Weight ETF, the Board noted that for the 3-month period ended June 30, 2024, the Fund underperformed its Peer Group average and its benchmark index. For the since inception period ended June 30, 2024, the Fund outperformed its Peer Group average and closely matched its Peer Group median and benchmark index.
After reviewing the performance of the Funds, the Board, including all of the Independent Trustees, concluded that the perfor-
mance of the Funds was satisfactory.
Profitability
The Board considered and discussed the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the
Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds with respect to each Fund individually and all Funds collectively. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability anal-
ysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.
The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor. Among other things, the Independent Trustees reviewed information regarding the financial condition and profitability of the Advisor, includ-
ing the methodologies involved in calculating profitability.
Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor was rea-
sonable in light of the services and benefits provided to each Fund.
Economies of Scale
The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board consid-
ered that each Fund covered by the Investment Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75%
of average daily net assets (other than the ProShares Global Listed Private Equity ETF, which pays 0.50%, and the ProShares
Inflation Expectations ETF, which pays 0.55%), and that, pursuant to a contractual waiver, the Advisor has agreed to reduce each such Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in ex-
cess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of

Form N-CSR – Items 8-11 (unaudited) :: 249
PROSHARES TRUST
$8.5 billion, through at least September 30, 2025. The Board considered that, during the fiscal period, three Funds were subject to investment advisory fee reductions as a result of breakpoint fee reductions.
The Board considered that the Funds covered by the Unitary Fee Agreement pay a fee that remains the same (as a percentage of such a Fund’s net assets) as asset levels increase. The Board also noted that under the Unitary Fee Agreement the Advisor is contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement provides an effective cap on each subject Fund’s normal operating expenses, which otherwise would be higher if a Fund does not achieve sufficient size. The Board also noted the Advisor’s representation that such an arrangement provides important dis-
tribution benefits for the Funds and addresses competitive pressures within the ETF industry, particularly with “strategic” or
“matching” funds.
The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to implement breakpoints at this time. The Board noted that the asset levels of some
Funds increase and decrease sometimes significantly and, therefore, economies of scale may be elusive.
The Board considered that certain Funds may benefit from the expense limitation arrangements in place for those Funds.
The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.
Other Benefits
The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Ser-
vices Agreement for Funds covered under the Investment Advisory Agreement. The Board considered the fact that the Geared
Funds’ shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant asset flows in and out of the Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.
Conclusions
Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Agreements for the Funds are fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor’s expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreements was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory
Agreements.

© 2024 ProShare Advisors LLC. All rights reserved.
PSSSA1124
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com
This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each
ETF, visit ProShares.com.
“S&P Merger Arbitrage”, “S&P 500
®
Dividend Aristocrats
®
”, “S&P Global Core Battery Metals Index”, “S&P Strategic Futures Index”, “S&P
MidCap 400
®
Dividend Aristocrats
®
”, “S&P Technology Dividend Aristocrats
®
”, certain “S&P Select Industry Indices”, “S&P 500
®
Ex-Energy
Index”, “S&P 500
®
Ex-Financials & Real Estate Index”, “S&P 500
®
Ex-Health Care Index”, “S&P 500
®
Ex-Information Technology Index” and
“Dow Jones Brookfield Global Infrastructure Composite Index” are products of S&P Dow Jones Indices LLC and its affiliates. The “Russell
2000
®
Dividend Growth Index” and “Russell 3000
®
Dividend Elite Index” are a trademark of Russell Investment Group. “MSCI EAFE Dividend
Masters Index”, “MSCI Europe Dividend Masters Index” and “MSCI Emerging Markets Dividend Masters Index” are service marks of MSCI.
“Credit Suisse 130/30 Large Cap Index
TM
” is a trademark of Credit Suisse Securities (USA) LLC or one of its affiliates. “Merrill Lynch Factor
Model—Exchange Series”, “Merrill Lynch Factor Model
®
” and “Merrill Lynch International
TM
” are intellectual property of Merrill Lynch, Pierce,
Fenner & Smith Incorporated
TM
or its affiliates (“BofAML”). “Solactive
®
” is a trademark of Solactive AG, “CITI” is a trademark and service mark of Citigroup Inc. or its affiliates, and is used and registered throughout the world. “LPX
®
Direct Listed Private Equity Index” and “LPX
®
”
are registered trademarks of LPX GmbH. “Bloomberg
®
”, “Bloomberg Commodity Index
SM
” and the names identifying each of the individual
Bloomberg Commodity Subindexes are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”).
“FTSE Developed Europe All Cap Index” is a trademark of the FTSE International Limited (“FTSE”). All have been licensed for use by
ProShares. “FTSE
®
” is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International
Limited (“FTSE”) under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

PROSHARES TRUST
Distributor: SEI Investments Distribution Co.
Semiannual Financial Statements and Additional Information
NOVEMBER 30, 2024
Short 7-10 Year Treasury TBX
Short 20+ Year Treasury TBF
Short Dow30
SM
DOG
Short Financials SEF
Short FTSE China 50 YXI
Short High Yield SJB
Short MidCap400 MYY
Short MSCI EAFE EFZ
Short MSCI Emerging Markets EUM
Short QQQ PSQ
Short Real Estate REK
Short Russell2000 RWM
Short S&P500
®
SH
Short SmallCap600 SBB
Ultra 7-10 Year Treasury UST
Ultra 20+ Year Treasury UBT
Ultra Communication Services LTL
Ultra Consumer Discretionary UCC
Ultra Consumer Staples UGE
Ultra Dow30
SM
DDM
Ultra Energy DIG
Ultra Financials UYG
Ultra FTSE China 50 XPP
Ultra FTSE Europe UPV
Ultra Health Care RXL
Ultra High Yield UJB
Ultra Industrials UXI
Ultra Materials UYM
Ultra MidCap400 MVV
Ultra MSCI Brazil Capped UBR
Ultra MSCI EAFE EFO
Ultra MSCI Emerging Markets EET
Ultra MSCI Japan EZJ
Ultra Nasdaq Biotechnology BIB
Ultra Nasdaq Cloud Computing SKYU
Ultra Nasdaq Cybersecurity UCYB
Ultra QQQ QLD
Ultra Real Estate URE
Ultra Russell2000 UWM
Ultra S&P500
®
SSO
Ultra Semiconductors USD
Ultra SmallCap600 SAA
Ultra Technology ROM
Ultra Utilities UPW
UltraPro Dow30
SM
UDOW
UltraPro MidCap400 UMDD
UltraPro QQQ TQQQ
UltraPro Russell2000 URTY
UltraPro S&P500
®
UPRO
UltraPro Short 20+ Year Treasury TTT
UltraPro Short Dow30
SM
SDOW
UltraPro Short MidCap400 SMDD
UltraPro Short QQQ SQQQ
UltraPro Short Russell2000 SRTY
UltraPro Short S&P500
®
SPXU
UltraShort 7-10 Year Treasury PST
UltraShort 20+ Year Treasury TBT
UltraShort Consumer Discretionary SCC
UltraShort Consumer Staples SZK
UltraShort Dow30
SM
DXD
UltraShort Energy DUG
UltraShort Financials SKF
UltraShort FTSE China 50 FXP
UltraShort FTSE Europe EPV
UltraShort Health Care RXD
UltraShort Industrials SIJ
UltraShort Materials SMN
UltraShort MidCap400 MZZ
UltraShort MSCI Brazil Capped BZQ
UltraShort MSCI EAFE EFU
UltraShort MSCI Emerging Markets EEV
UltraShort MSCI Japan EWV
UltraShort Nasdaq Biotechnology BIS
UltraShort QQQ QID
UltraShort Real Estate SRS
UltraShort Russell2000 TWM
UltraShort S&P500
®
SDS
UltraShort Semiconductors SSG
UltraShort SmallCap600 SDD
UltraShort Technology REW
UltraShort Utilities SDP

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1 Schedule of Portfolio Investments
206 Statements of Assets and
Liabilities
224 Statements of Operations
242 Statements of Changes in
Net Assets
270 Financial Highlights
313 Notes to Financial Statements
343 Miscellaneous Information
346 Form N-CSR – Items 8-11

SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 1
PROSHARES TRUST
SCHEDULE OF PORTFOLIO INVESTMENTS

SHORT 7-10 YEAR TREASURY :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
2
TBX
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 94 .3%
Repurchase Agreements (a) — 74 .8%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$11,507,511
(Cost $11,503,236) $ 11,503,236
$ 11,503,236
U.S. Treasury Obligations (b) — 19 .5%
U.S. Treasury Bills
4.68%, 12/19/2024 (c) 2,500,000 2,494,633
4.43%, 2/11/2025 (c) 500,000 495,681
Total U.S. Treasury Obligations
(Cost $2,989,838) 2,990,314
Total Short-Term Investments
(Cost $14,493,074) 14,493,550
Total Investments — 94.3%
(Cost $14,493,074) 14,493,550
Other assets less liabilities — 5.7% 875,078
Net Assets — 100.0% $ 15,368,628
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,041,516.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 374,840
Aggregate gross unrealized depreciation (23,348)
Net unrealized appreciation $ 351,492
Federal income tax cost $ 14,493,074
Futures Contracts Sold
Short 7-10 Year Treasury had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 3 3/20/2025 U.S. Dollar $ 333,563 $ (1,459)
Swap Agreements
a
Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,220,857) 11/6/2025
Bank of
America NA (4.25)%
ICE U.S. Treasury
7-10 Year Bond Index (21,889) 21,889 — —
(11,989,844) 2/18/2025 Citibank NA (4.27)%
ICE U.S. Treasury
7-10 Year Bond Index 326,981 (314,381) (12,600) —
(1,894,467) 2/18/2025
Goldman Sachs
International (4.43)%
ICE U.S. Treasury
7-10 Year Bond Index 47,383 — — 47,383
(15,105,168) 352,475
Total Unrealized
Appreciation
374,364
Total Unrealized
Depreciation
(21,889)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: SHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
3
TBF
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 103 .2%
Repurchase Agreements (a) — 40 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$31,903,815
(Cost $31,891,962) $ 31,891,962
$ 31,891,962
U.S. Treasury Obligations (b) — 63 .0%
U.S. Treasury Bills
5.26%, 12/19/2024 (c)
(Cost $49,871,750) 50,000,000 49,892,664
Total Short-Term Investments
(Cost $81,763,712) 81,784,626
Total Investments — 103.2%
(Cost $81,763,712) 81,784,626
Liabilities in excess of other assets — (3.2%) (2,503,145)
Net Assets — 100.0% $ 79,281,481
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,905,624.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 20,914
Aggregate gross unrealized depreciation (2,735,171)
Net unrealized depreciation $ (2,714,257)
Federal income tax cost $ 81,763,712
Futures Contracts Sold
Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 20 3/20/2025 U.S. Dollar $ 2,390,625 $ (21,288)
Swap Agreements
a
Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(13,019,450) 12/10/2024
Bank of
America NA (4.38)%
ICE U.S. Treasury
20+ Year Bond Index (798,130) 798,130 — —
(7,099,522) 12/11/2025
Barclays
Capital (4.43)%
ICE U.S. Treasury
20+ Year Bond Index (112,846) — — (112,846)
(23,931,618) 12/11/2025 Citibank NA (4.28)%
ICE U.S. Treasury
20+ Year Bond Index (510,016) 332,734 177,282 —
(9,241,451) 12/10/2024
Goldman Sachs
International (4.30)%
ICE U.S. Treasury
20+ Year Bond Index (391,399) 91,803 — (299,596)
(20,233,358) 11/6/2025
Morgan
Stanley & Co.
International plc (4.46)%
ICE U.S. Treasury
20+ Year Bond Index (741,502) 741,502 — —
(4,357,449) 11/6/2025
Societe
Generale (4.37)%
ICE U.S. Treasury
20+ Year Bond Index (159,990) 159,990 — —
(77,882,848) (2,713,883)
Total Unrealized
Depreciation
(2,713,883)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.
SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
4
TBF
::
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: SHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
5
DOG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 118 .1%
Repurchase Agreements (a) — 16 .5%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$20,237,933
(Cost $20,230,414) $ 20,230,414
$ 20,230,414
U.S. Treasury Obligations (b) — 101 .6%
U.S. Treasury Bills
5.01%, 12/5/2024 (c) 100,000,000 99,963,000
4.47%, 1/28/2025 (c) 25,000,000 24,823,162
Total U.S. Treasury Obligations
(Cost $124,767,133) 124,786,162
Total Short-Term Investments
(Cost $144,997,547) 145,016,576
Total Investments — 118.1%
(Cost $144,997,547) 145,016,576
Liabilities in excess of other assets — (18.1%) (22,263,273)
Net Assets — 100.0% $ 122,753,303
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $28,824,035.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 19,029
Aggregate gross unrealized depreciation (23,789,563)
Net unrealized depreciation $ (23,770,534)
Federal income tax cost $ 144,997,547
Futures Contracts Sold
Short Dow30
SM
had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 55 12/20/2024 U.S. Dollar $ 12,390,125 $ (737,622)
Swap Agreements
a
Short Dow30
SM
had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(21,197,827) 3/6/2025
Bank of
America NA (5.08)%
Dow Jones Industrial
Average
SM
(5,482,139) 5,482,139 — —
(15,449,264) 11/6/2025
Barclays
Capital (5.13)%
Dow Jones Industrial
Average
SM
(4,405,870) 4,405,870 — —
(12,934,267) 2/11/2025
BNP Paribas
SA (4.88)%
Dow Jones Industrial
Average
SM
(5,846,151) 5,846,151 — —
(6,871,329) 3/6/2025 Citibank NA (5.13)%
Dow Jones Industrial
Average
SM
(5,941,693) 5,550,597 391,096 —
(10,958,199) 11/6/2026
Goldman Sachs
International (5.08)%
Dow Jones Industrial
Average
SM
(272,416) 272,416 — —
(25,958,356) 11/6/2026
Societe
Generale (5.33)%
Dow Jones Industrial
Average
SM
(675,369) 675,369 — —
(16,971,824) 11/6/2026 UBS AG (4.98)%
Dow Jones Industrial
Average
SM
(428,303) 428,303 — —
(110,341,066) (23,051,941)
Total Unrealized
Depreciation
(23,051,941)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.
SHORT DOW30
~
SM
:: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
6
DOG
::
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: SHORT FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
7
SEF
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 128 .1%
Repurchase Agreements (a) — 57 .7%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $8,193,997
(Cost $8,190,952) $ 8,190,952
$ 8,190,952
U.S. Treasury Obligations (b) — 70 .4%
U.S. Treasury Bills
4.95%, 12/10/2024 (c)
(Cost $9,987,772) 10,000,000 9,989,956
Total Short-Term Investments
(Cost $18,178,724) 18,180,908
Total Investments — 128.1%
(Cost $18,178,724) 18,180,908
Liabilities in excess of other assets — (28.1%) (3,984,665)
Net Assets — 100.0% $ 14,196,243
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,652,403.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,184
Aggregate gross unrealized depreciation (4,223,942)
Net unrealized depreciation $ (4,221,758)
Federal income tax cost $ 18,178,724
Swap Agreements
a
Short Financials had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,445,549) 3/6/2025
Bank of
America NA (4.68)%
S&P Financial Select
Sector Index
f
(1,382,658) 1,382,658 — —
(2,090,331) 3/6/2026
Barclays
Capital (5.23)%
S&P Financial Select
Sector Index
f
(517,259) 245,259 272,000 —
(1,573,116) 3/6/2026
BNP Paribas
SA (4.88)%
S&P Financial Select
Sector Index
f
(433,304) 433,304 — —
(2,622,703) 4/7/2025 Citibank NA (4.78)%
S&P Financial Select
Sector Index
f
(558,917) 558,917 — —
(1,297,142) 3/6/2025
Goldman Sachs
International (4.83)%
S&P Financial Select
Sector Index
f
(435,832) 351,645 — (84,187)
(1,939,398) 3/6/2026
J.P. Morgan
Securities (5.23)%
S&P Financial Select
Sector Index
f
(59,184) — — (59,184)
(1,671,002) 3/6/2026
Societe
Generale (5.23)%
S&P Financial Select
Sector Index
f
(295,614) 295,614 — —
(1,551,013) 1/26/2026 UBS AG (4.88)%
S&P Financial Select
Sector Index
f
(541,174) 460,635 — (80,539)
(14,190,254) (4,223,942)
Total Unrealized
Depreciation
(4,223,942)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

SHORT FTSE CHINA 50 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
8
YXI
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 105 .9%
Repurchase Agreements (a) — 52 .9%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $2,491,131
(Cost $2,490,207) $ 2,490,207
$ 2,490,207
U.S. Treasury Obligations (b) — 53 .0%
U.S. Treasury Bills
4.70%, 12/3/2024 (c) 1,000,000 999,876
4.48%, 1/7/2025 (c) 1,500,000 1,493,304
Total U.S. Treasury Obligations
(Cost $2,492,877) 2,493,180
Total Short-Term Investments
(Cost $4,983,084) 4,983,387
Total Investments — 105.9%
(Cost $4,983,084) 4,983,387
Liabilities in excess of other assets — (5.9%) (279,135)
Net Assets — 100.0% $ 4,704,252
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $994,909.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 61,194
Aggregate gross unrealized depreciation (903,652)
Net unrealized depreciation $ (842,458)
Federal income tax cost $ 4,983,084
Swap Agreements
a
Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(715,380) 11/13/2025
Bank of
America NA (3.08)%
iShares
®
China
Large-Cap ETF
f
(7,470) — 7,470 —
(507,163) 11/13/2025 Citibank NA (1.83)%
iShares
®
China
Large-Cap ETF
f
(5,591) — 5,591 —
(1,107,408) 3/6/2025
Goldman Sachs
International (4.08)%
iShares
®
China
Large-Cap ETF
f
(874,966) 854,966 20,000 —
(1,543,390) 11/6/2026
Societe
Generale (4.43)%
iShares
®
China
Large-Cap ETF
f
(15,625) — 15,625 —
(846,640) 11/4/2025 UBS AG (4.68)%
iShares
®
China
Large-Cap ETF
f
60,891 — — 60,891
(4,719,981) (842,761)
Total Unrealized
Appreciation
60,891
Total Unrealized
Depreciation
(903,652)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2024 (UNAUDITED) :: SHORT HIGH YIELD
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
9
SJB
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 122 .2%
Repurchase Agreements (a) — 13 .5%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $9,895,844
(Cost $9,892,169) $ 9,892,169
$ 9,892,169
U.S. Treasury Obligations (b) — 108 .7%
U.S. Treasury Bills
4.64%, 12/5/2024 (c) 30,000,000 29,988,900
4.73%, 1/14/2025 (c) 25,000,000 24,866,708
4.47%, 2/20/2025 (c) 25,000,000 24,756,819
Total U.S. Treasury Obligations
(Cost $79,594,041) 79,612,427
Total Short-Term Investments
(Cost $89,486,210) 89,504,596
Total Investments — 122.2%
(Cost $89,486,210) 89,504,596
Liabilities in excess of other assets — (22.2%) (16,280,454)
Net Assets — 100.0% $ 73,224,142
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $24,223,853.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 18,386
Aggregate gross unrealized depreciation (16,141,288)
Net unrealized depreciation $ (16,122,902)
Federal income tax cost $ 89,486,210
Swap Agreements
a
Short High Yield had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(7,375,993) 3/6/2026
BNP Paribas
SA (2.58)%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
(908,768) 908,768 — —
(44,142,050) 3/6/2025 Citibank NA (1.83)%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
(14,828,144) 14,828,144 — —
(6,847,536) 11/6/2026
Goldman Sachs
International (1.58)%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
(18,016) 18,016 — —
(15,547,473) 1/26/2026 UBS AG (4.88)%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
(386,360) 386,360 — —
(73,913,052) (16,141,288)
Total Unrealized
Depreciation
(16,141,288)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the
Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

SHORT MIDCAP400 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
10
MYY
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 110 .8%
Repurchase Agreements (a) — 48 .9%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $2,344,888
(Cost $2,344,017) $ 2,344,017
$ 2,344,017
U.S. Treasury Obligations (b) — 61 .9%
U.S. Treasury Bills
4.43%, 2/11/2025 (c) 500,000 495,681
4.46%, 3/11/2025 (c) 2,500,000 2,469,882
Total U.S. Treasury Obligations
(Cost $2,965,084) 2,965,563
Total Short-Term Investments
(Cost $5,309,101) 5,309,580
Total Investments — 110.8%
(Cost $5,309,101) 5,309,580
Liabilities in excess of other assets — (10.8%) (519,665)
Net Assets — 100.0% $ 4,789,915
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $944,474.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 479
Aggregate gross unrealized depreciation (2,239,690)
Net unrealized depreciation $ (2,239,211)
Federal income tax cost $ 5,309,101
Futures Contracts Sold
Short MidCap400 had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P Midcap 400 E-Mini Index 2 12/20/2024 U.S. Dollar $ 675,560 $ (62,344)
Swap Agreements
a
Short MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,168,064) 2/11/2025
Bank of
America NA (4.93)% S&P MidCap 400
®
(903,719) — 903,719 —
(730,461) 2/11/2025
BNP Paribas
SA (4.78)% S&P MidCap 400
®
(466,409) — 295,000 (171,409)
(1,164,698) 3/6/2025 Citibank NA (4.73)% S&P MidCap 400
®
(704,033) 704,033 — —
(461,167) 1/26/2026
Morgan
Stanley & Co.
International plc (4.93)% S&P MidCap 400
®
(78,585) 71,132 — (7,453)
(589,082) 11/6/2026
Societe
Generale (4.96)% S&P MidCap 400
®
(24,600) — 24,600 —
(4,113,472) (2,177,346)
Total Unrealized
Depreciation
(2,177,346)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: SHORT MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
11
MYY
::
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

SHORT MSCI EAFE :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
12
EFZ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 116 .0%
Repurchase Agreements (a) — 72 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$24,567,039
(Cost $24,557,912) $ 24,557,912
$ 24,557,912
U.S. Treasury Obligations (b) — 43 .9%
U.S. Treasury Bills
5.25%, 12/26/2024 (c)
(Cost $14,946,745) 15,000,000 14,954,600
Total Short-Term Investments
(Cost $39,504,657) 39,512,512
Total Investments — 116.0%
(Cost $39,504,657) 39,512,512
Liabilities in excess of other assets — (16.0%) (5,436,002)
Net Assets — 100.0% $ 34,076,510
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,114,652.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 7,855
Aggregate gross unrealized depreciation (5,400,219)
Net unrealized depreciation $ (5,392,364)
Federal income tax cost $ 39,504,657
Swap Agreements
a
Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,524,672) 11/13/2025 Citibank NA (4.18)%
iShares
®
MSCI EAFE
ETF
f
(27,165) 27,165 — —
(15,570,713) 3/6/2025
Goldman Sachs
International (4.43)%
iShares
®
MSCI EAFE
ETF
f
(2,807,267) 2,807,267 — —
(6,244,802) 11/6/2026
Societe
Generale (4.03)%
iShares
®
MSCI EAFE
ETF
f
(133,648) 133,648 — —
(10,752,114) 3/6/2025 UBS AG (4.48)%
iShares
®
MSCI EAFE
ETF
f
(2,432,139) 2,432,139 — —
(34,092,301) (5,400,219)
Total Unrealized
Depreciation
(5,400,219)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2024 (UNAUDITED) :: SHORT MSCI EMERGING MARKETS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
13
EUM
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 105 .2%
Repurchase Agreements (a) — 31 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $4,186,164
(Cost $4,184,608) $ 4,184,608
$ 4,184,608
U.S. Treasury Obligations (b) — 74 .1%
U.S. Treasury Bills
4.92%, 12/12/2024 (c)
(Cost $9,985,149) 10,000,000 9,987,397
Total Short-Term Investments
(Cost $14,169,757) 14,172,005
Total Investments — 105.2%
(Cost $14,169,757) 14,172,005
Liabilities in excess of other assets — (5.2%) (706,191)
Net Assets — 100.0% $ 13,465,814
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,148,045.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,248
Aggregate gross unrealized depreciation (676,782)
Net unrealized depreciation $ (674,534)
Federal income tax cost $ 14,169,757
Swap Agreements
a
Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(5,816,343) 3/6/2025
Bank of
America NA (3.78)%
iShares
®
MSCI
Emerging Markets
ETF
f
(436,580) 436,580 — —
(1,182,543) 11/13/2025 Citibank NA (4.03)%
iShares
®
MSCI
Emerging Markets
ETF
f
(6,891) 6,891 — —
(1,007,939) 3/6/2025
Goldman Sachs
International (4.23)%
iShares
®
MSCI
Emerging Markets
ETF
f
(201,819) 201,819 — —
(529,480) 11/13/2025
Morgan
Stanley & Co.
International plc (4.38)%
iShares
®
MSCI
Emerging Markets
ETF
f
(2,710) 2,710 — —
(3,155,337) 11/6/2026
Societe
Generale (4.38)%
iShares
®
MSCI
Emerging Markets
ETF
f
(16,827) 16,827 — —
(1,766,445) 3/6/2025 UBS AG (4.48)%
iShares
®
MSCI
Emerging Markets
ETF
f
(11,955) 11,955 — —
(13,458,087) (676,782)
Total Unrealized
Depreciation
(676,782)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

SHORT QQQ :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
14
PSQ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 128 .3%
Repurchase Agreements (a) — 6 .5%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$30,329,568
(Cost $30,318,300) $ 30,318,300
$ 30,318,300
U.S. Treasury Obligations (b) — 121 .8%
U.S. Treasury Bills
4.64%, 12/5/2024 (c) 25,000,000 24,990,750
5.00%, 12/19/2024 (c) 225,000,000 224,516,988
4.58%, 1/9/2025 (c) 75,000,000 74,644,805
4.48%, 1/14/2025 (c) 75,000,000 74,600,123
4.47%, 1/30/2025 (c) 150,000,000 148,906,963
4.47%, 2/20/2025 (c) 20,000,000 19,805,456
Total U.S. Treasury Obligations
(Cost $567,356,693) 567,465,085
Total Short-Term Investments
(Cost $597,674,993) 597,783,385
Total Investments — 128.3%
(Cost $597,674,993) 597,783,385
Liabilities in excess of other assets — (28.3%) (131,707,767)
Net Assets — 100.0% $ 466,075,618
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $151,588,666.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,557,716
Aggregate gross unrealized depreciation (132,906,777)
Net unrealized depreciation $ (130,349,061)
Federal income tax cost $ 597,674,993
Futures Contracts Sold
Short QQQ had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Nasdaq 100 E-Mini Index 125 12/20/2024 U.S. Dollar $ 52,483,750 $ (2,619,497)

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: SHORT QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
15
PSQ
::
Swap Agreements
a
Short QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(48,286,364) 3/6/2025
Bank of
America NA (5.08)% Nasdaq-100 Index
®
(30,241,949) 30,241,949 — —
(51,928,248) 11/6/2025
Barclays
Capital (5.13)% Nasdaq-100 Index
®
(25,732,673) 25,732,673 — —
(71,142,328) 11/6/2025
BNP Paribas
SA (5.13)% Nasdaq-100 Index
®
(27,826,841) 27,826,841 — —
(47,637,522) 11/6/2025 Citibank NA (5.13)% Nasdaq-100 Index
®
(22,505,049) 22,505,049 — —
(20,093,155) 11/6/2026
Goldman Sachs
International (5.08)% Nasdaq-100 Index
®
404,584 (404,584) — —
(33,781,617) 4/7/2025
J.P. Morgan
Securities (5.13)% Nasdaq-100 Index
®
(9,507,795) 9,507,795 — —
(27,900,183) 4/10/2025
Morgan
Stanley & Co.
International plc (4.93)% Nasdaq-100 Index
®
(12,111,654) 12,111,654 — —
(45,921,232) 4/7/2026 Nomura (4.98)% Nasdaq-100 Index
®
(2,361,319) 2,361,319 — —
(37,109,546) 11/6/2026
Societe
Generale (5.53)% Nasdaq-100 Index
®
1,358,913 (1,358,913) — —
(29,778,223) 11/6/2026 UBS AG (4.98)% Nasdaq-100 Index
®
685,827 (684,164) — 1,663
(413,578,418) (127,837,956)
Total Unrealized
Appreciation
2,449,324
Total Unrealized
Depreciation
(130,287,280)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

SHORT REAL ESTATE :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
16
REK
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 140 .6%
Repurchase Agreements (a) — 93 .3%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $9,877,746
(Cost $9,874,077) $ 9,874,077
$ 9,874,077
U.S. Treasury Obligations (b) — 47 .3%
U.S. Treasury Bills
5.09%, 12/10/2024 (c)
(Cost $4,993,738) 5,000,000 4,994,978
Total Short-Term Investments
(Cost $14,867,815) 14,869,055
Total Investments — 140.6%
(Cost $14,867,815) 14,869,055
Liabilities in excess of other assets — (40.6%) (4,291,270)
Net Assets — 100.0% $ 10,577,785
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,752,202.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,240
Aggregate gross unrealized depreciation (4,258,507)
Net unrealized depreciation $ (4,257,267)
Federal income tax cost $ 14,867,815
Swap Agreements
a
Short Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,063,919) 3/6/2025
Bank of
America NA (4.93)%
S&P Real Estate
Select Sector Index
f
(497,358) 368,628 — (128,730)
(1,930,571) 3/6/2026
BNP Paribas
SA (4.88)%
S&P Real Estate
Select Sector Index
f
(238,368) 238,368 — —
(1,704,210) 4/7/2025 Citibank NA (4.83)%
S&P Real Estate
Select Sector index (413,590) 413,590 — —
(1,577,254) 3/6/2025
Goldman Sachs
International (4.83)%
S&P Real Estate
Select Sector Index
f
(827,593) 827,593 — —
(2,160,900) 3/6/2025
Societe
Generale (5.18)%
S&P Real Estate
Select Sector Index
f
(1,620,605) 1,620,605 — —
(2,133,569) 3/6/2025 UBS AG (4.88)%
S&P Real Estate
Select Sector Index
f
(660,993) 660,993 — —
(10,570,423) (4,258,507)
Total Unrealized
Depreciation
(4,258,507)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Real Estate for the components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2024 (UNAUDITED) :: SHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
17
RWM
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 133 .0%
Repurchase Agreements (a) — 28 .6%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$34,169,842
(Cost $34,157,148) $ 34,157,148
$ 34,157,148
U.S. Treasury Obligations (b) — 104 .4%
U.S. Treasury Bills
4.64%, 12/5/2024 (c) 75,000,000 74,972,250
4.48%, 1/14/2025 (c) 25,000,000 24,866,707
4.47%, 1/28/2025 (c) 25,000,000 24,823,162
Total U.S. Treasury Obligations
(Cost $124,647,906) 124,662,119
Total Short-Term Investments
(Cost $158,805,054) 158,819,267
Total Investments — 133.0%
(Cost $158,805,054) 158,819,267
Liabilities in excess of other assets — (33.0%) (39,378,036)
Net Assets — 100.0% $ 119,441,231
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $45,294,256.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 14,213
Aggregate gross unrealized depreciation (41,335,208)
Net unrealized depreciation $ (41,320,995)
Federal income tax cost $ 158,805,054
Futures Contracts Sold
Short Russell2000 had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Russell 2000 E-Mini Index 116 12/20/2024 U.S. Dollar $ 14,178,680 $ (1,281,625)
Swap Agreements
a
Short Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(13,459,187) 11/6/2025
Bank of
America NA (4.43)% Russell 2000
®
Index (4,033,432) 4,033,432 — —
(16,451,471) 11/6/2025
Barclays
Capital (5.03)% Russell 2000
®
Index (11,830,543) 11,830,543 — —
(20,997,112) 2/11/2025
BNP Paribas
SA (4.48)% Russell 2000
®
Index (12,421,243) 12,421,243 — —
(22,657,597) 3/6/2025 Citibank NA (4.63)% Russell 2000
®
Index (9,503,527) 9,503,527 — —
(5,428,065) 11/6/2026
Goldman Sachs
International (4.73)% Russell 2000
®
Index (217,972) 217,972 — —
(2,709,854) 1/26/2026
Morgan
Stanley & Co.
International plc (4.58)% Russell 2000
®
Index (1,334,204) 1,334,204 — —
(14,491,513) 11/6/2026
Societe
Generale (5.08)% Russell 2000
®
Index (588,313) 588,313 — —
(9,058,805) 11/6/2026 UBS AG (4.88)% Russell 2000
®
Index (124,349) 124,349 — —
(105,253,604) (40,053,583)
Total Unrealized
Depreciation
(40,053,583)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.
SHORT RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
18
RWM
::
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: SHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
19
SH
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 122 .6%
Repurchase Agreements (a) — 11 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$96,543,237
(Cost $96,507,369) $ 96,507,369
$ 96,507,369
U.S. Treasury Obligations (b) — 111 .2%
U.S. Treasury Bills
4.89%, 12/3/2024 (c) 150,000,000 149,981,353
5.01%, 12/5/2024 (c) 100,000,000 99,963,000
4.49%, 12/10/2024 (c) 25,000,000 24,974,889
4.67%, 12/17/2024 (c) 150,000,000 149,716,500
5.09%, 12/19/2024 (c) 71,250,000 71,097,046
4.48%, 1/14/2025 (c) 225,000,000 223,800,368
4.47%, 1/28/2025 (c) 75,000,000 74,469,485
4.47%, 1/30/2025 (c) 50,000,000 49,635,654
4.47%, 2/20/2025 (c) 100,000,000 99,027,278
Total U.S. Treasury Obligations
(Cost $942,522,154) 942,665,573
Total Short-Term Investments
(Cost $1,039,029,523) 1,039,172,942
Total Investments — 122.6%
(Cost $1,039,029,523) 1,039,172,942
Liabilities in excess of other assets — (22.6%) (191,361,225)
Net Assets — 100.0% $ 847,811,717
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $245,730,416.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 143,419
Aggregate gross unrealized depreciation (199,304,125)
Net unrealized depreciation $ (199,160,706)
Federal income tax cost $ 1,039,029,523
Futures Contracts Sold
Short S&P500
®
had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500 E-Mini Index 204 12/20/2024 U.S. Dollar $ 61,725,300 $ (3,066,974)

See accompanying notes to the financial statements.
SHORT S&P500
®
:: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
20
SH
::
Swap Agreements
a
Short S&P500
®
had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(68,165,894) 3/6/2025
Bank of
America NA (4.98)% S&P 500
®
(37,632,984) 37,632,984 — —
(110,591,623) 3/6/2026
Barclays
Capital (5.13)% S&P 500
®
(17,303,045) 17,303,045 — —
(87,626,352) 2/11/2025
BNP Paribas
SA (5.03)% S&P 500
®
(68,329,054) 68,329,054 — —
(104,824,667) 3/6/2026 Citibank NA (4.93)% S&P 500
®
(13,759,114) 13,759,114 — —
(120,623,470) 11/6/2026
Goldman Sachs
International (5.08)% S&P 500
®
(783,863) 783,863 — —
(64,842,053) 4/7/2025
J.P. Morgan
Securities (5.03)% S&P 500
®
(30,442,418) 30,442,418 — —
(60,058,375) 4/10/2025
Morgan
Stanley & Co.
International plc (4.93)% S&P 500
®
(24,155,084) 24,155,084 — —
(92,518,612) 11/6/2026
Societe
Generale (5.33)% S&P 500
®
(1,117,549) 1,117,549 — —
(76,820,598) 4/7/2026 UBS AG (4.98)% S&P 500
®
(2,714,040) 2,714,040 — —
(786,071,644) (196,237,151)
Total Unrealized
Depreciation
(196,237,151)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: SHORT SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
21
SBB
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 121 .7%
Repurchase Agreements (a) — 49 .9%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $2,749,953
(Cost $2,748,933) $ 2,748,933
$ 2,748,933
U.S. Treasury Obligations (b) — 71 .8%
U.S. Treasury Bills
4.46%, 3/11/2025 (c)
(Cost $3,951,150) 4,000,000 3,951,812
Total Short-Term Investments
(Cost $6,700,083) 6,700,745
Total Investments — 121.7%
(Cost $6,700,083) 6,700,745
Liabilities in excess of other assets — (21.7%) (1,195,493)
Net Assets — 100.0% $ 5,505,252
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,015,408.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 662
Aggregate gross unrealized depreciation (1,530,131)
Net unrealized depreciation $ (1,529,469)
Federal income tax cost $ 6,700,083
Swap Agreements
a
Short SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(458,250) 11/6/2025
Bank of
America NA (4.78)% S&P SmallCap 600
®
(233,862) — 21,000 (212,862)
(1,178,577) 3/6/2025 Citibank NA (4.73)% S&P SmallCap 600
®
(822,049) 612,049 210,000 —
(1,072,827) 1/26/2026
Morgan
Stanley & Co.
International plc (4.88)% S&P SmallCap 600
®
(150,788) — — (150,788)
(1,322,643) 11/6/2026
Societe
Generale (4.78)% S&P SmallCap 600
®
(46,711) — 46,711 —
(1,471,306) 1/26/2026 UBS AG (4.88)% S&P SmallCap 600
®
(276,721) 276,721 — —
(5,503,603) (1,530,131)
Total Unrealized
Depreciation
(1,530,131)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA 7-10 YEAR TREASURY :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
22
UST
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 98 .7%
Repurchase Agreements (a) — 78 .3%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$19,207,132
(Cost $19,199,996) $ 19,199,996
$ 19,199,996
U.S. Treasury Obligations (b) — 20 .4%
U.S. Treasury Bills
4.66%, 12/10/2024 (c)
(Cost $4,994,211) 5,000,000 4,994,978
Total Short-Term Investments
(Cost $24,194,207) 24,194,974
Total Investments — 98.7%
(Cost $24,194,207) 24,194,974
Other assets less liabilities — 1.3% 318,254
Net Assets — 100.0% $ 24,513,228
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $627,367.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 433,418
Aggregate gross unrealized depreciation (404,930)
Net unrealized appreciation $ 28,488
Federal income tax cost $ 24,194,207
Futures Contracts Purchased
Ultra 7-10 Year Treasury had the following open long futures contracts as of November 30, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
U.S. Treasury 10 Year Note 5 3/20/2025 U.S. Dollar $ 555,938 $ 2,335
Swap Agreements
a
Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
17,270,768 12/10/2024
Bank of
America NA 4.25%
ICE U.S. Treasury
7-10 Year Bond Index (404,930) 404,929 — (1)
10,234,193 12/11/2025 Citibank NA 4.48%
ICE U.S. Treasury
7-10 Year Bond Index 61,560 — — 61,560
21,029,059 11/6/2025
Goldman Sachs
International 4.43%
ICE U.S. Treasury
7-10 Year Bond Index 368,756 (281,065) — 87,691
48,534,020 25,386
Total Unrealized
Appreciation
430,316
Total Unrealized
Depreciation
(404,930)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
23
UBT
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 95 .6%
Repurchase Agreements (a) — 41 .7%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$57,360,156
(Cost $57,338,847) $ 57,338,847
$ 57,338,847
U.S. Treasury Obligations (b) — 53 .9%
U.S. Treasury Bills
4.49%, 1/14/2025 (c) 25,000,000 24,866,708
4.46%, 3/11/2025 (c) 50,000,000 49,397,647
Total U.S. Treasury Obligations
(Cost $74,252,868) 74,264,355
Total Short-Term Investments
(Cost $131,591,715) 131,603,202
Total Investments — 95.6%
(Cost $131,591,715) 131,603,202
Other assets less liabilities — 4.4% 6,049,579
Net Assets — 100.0% $ 137,652,781
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,798,439.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 5,609,425
Aggregate gross unrealized depreciation (371,893)
Net unrealized appreciation $ 5,237,532
Federal income tax cost $ 131,591,715
Futures Contracts Purchased
Ultra 20+ Year Treasury had the following open long futures contracts as of November 30, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
U.S. Treasury Long Bond 20 3/20/2025 U.S. Dollar $ 2,390,625 $ 20,587
Swap Agreements
a
Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
59,787,222 12/10/2024
Bank of
America NA 4.38%
ICE U.S. Treasury
20+ Year Bond Index (371,893) 371,893 — —
42,124,746 12/11/2025
Barclays
Capital 4.73%
ICE U.S. Treasury
20+ Year Bond Index 722,540 (363,387) — 359,153
58,345,085 12/11/2025 Citibank NA 4.53%
ICE U.S. Treasury
20+ Year Bond Index 666,265 — — 666,265
72,398,997 11/6/2025
Goldman Sachs
International 4.30%
ICE U.S. Treasury
20+ Year Bond Index 2,706,606 (1,812,190) — 894,416
40,750,147 11/6/2025
Societe
Generale 4.75%
ICE U.S. Treasury
20+ Year Bond Index 1,481,940 (1,126,829) — 355,111
273,406,197 5,205,458
Total Unrealized
Appreciation
5,577,351
Total Unrealized
Depreciation
(371,893)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.
ULTRA 20+ YEAR TREASURY :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
24
UBT
::
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA COMMUNICATION SERVICES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
25
LTL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 72 .2%
Diversified Telecommunication Services — 5.9%
AT&T, Inc. 10,353 $ 239,776
Verizon Communications, Inc. 5,039 223,429
463,205
Entertainment — 20.6%
Electronic Arts, Inc. 1,537 251,561
Live Nation Entertainment, Inc.* 1,384 191,338
Netflix, Inc.* 442 391,970
Take-Two Interactive Software,
Inc.* 1,440 271,267
Walt Disney Co. (The) 2,475 290,738
Warner Bros Discovery, Inc.* 19,712 206,582
1,603,456
Interactive Media & Services — 27.8%
Alphabet, Inc., Class
a
A 3,362 568,010
Alphabet, Inc., Class
a
C 2,756 469,870
Match Group, Inc.* 2,276 74,516
Meta Platforms, Inc., Class
a
A 1,842 1,057,898
2,170,294
Media — 14.4%
Charter Communications, Inc.,
Class
a
A* 660 261,997
Comcast Corp., Class
a
A 5,665 244,671
Fox Corp., Class
a
A 1,985 93,533
Fox Corp., Class
a
B 1,165 52,111
Interpublic Group of Cos., Inc.
(The) 3,318 102,228
News Corp., Class
a
A 3,341 98,058
News Corp., Class
a
B 990 31,769
Omnicom Group, Inc. 1,728 181,129
Paramount Global, Class
a
B 5,259 57,060
1,122,556
Wireless Telecommunication Services — 3.5%
T-Mobile US, Inc. 1,105 272,869
Total Common Stocks
(Cost $4,787,159)
5,632,380
Principal
Amount
Short-Term Investments — 0 .0% (b)
Repurchase Agreements (c) — 0 .0% (b)
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $886
(Cost $886) $ 886
886
Total Investments — 72.2%
(Cost $4,788,045) 5,633,266
Other assets less liabilities — 27.8% 2,166,225
Net Assets — 100.0% $ 7,799,491
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $173,445.
(b) Represents less than 0.05% of net assets.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,176,608
Aggregate gross unrealized depreciation (20,123)
Net unrealized appreciation $ 2,156,485
Federal income tax cost $ 4,809,906

See accompanying notes to the financial statements.
ULTRA COMMUNICATION SERVICES :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
26
LTL
::
Swap Agreements
a
Ultra Communication Services had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
4,607,585 5/6/2025
Bank of
America NA 4.88%
S&P Communication
Services Select
Sector Index
f
469,173 (367,697) — 101,476
780,781 3/6/2025
BNP Paribas
SA 5.28%
S&P Communication
Services Select
Sector Index
f
366,582 (262,384) — 104,198
2,976,118 3/6/2025
Goldman Sachs
International 5.33%
S&P Communication
Services Select
Sector Index
f
189,733 — — 189,733
874,845 5/6/2025
Societe
Generale 5.58%
S&P Communication
Services Select
Sector Index
f
175,615 — — 175,615
753,025 5/6/2025 UBS AG 5.38%
S&P Communication
Services Select
Sector Index
f
132,022 — — 132,022
9,992,354 1,333,125
Total Unrealized
Appreciation
1,333,125
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA CONSUMER DISCRETIONARY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
27
UCC
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 64 .2%
Automobile Components — 0.4%
Aptiv plc* 774 $ 42,980
BorgWarner, Inc. 663 22,754
65,734
Automobiles — 12.9%
Ford Motor Co. 11,365 126,492
General Motors Co. 3,272 181,891
Tesla, Inc.* 5,912 2,040,586
2,348,969
Broadline Retail — 14.8%
Amazon.com, Inc.* 12,460 2,590,309
eBay, Inc. 1,423 90,062
2,680,371
Distributors — 0.7%
Genuine Parts Co. 406 51,453
LKQ Corp. 766 30,096
Pool Corp. 111 41,857
123,406
Hotels, Restaurants & Leisure — 15.4%
Airbnb, Inc., Class
a
A* 1,281 174,357
Booking Holdings, Inc. 98 509,794
Caesars Entertainment, Inc.* 630 24,249
Carnival Corp.* 2,941 74,790
Chipotle Mexican Grill, Inc.,
Class
a
A* 3,986 245,219
Darden Restaurants, Inc. 345 60,813
Domino's Pizza, Inc. 102 48,571
Expedia Group, Inc.* 363 67,017
Hilton Worldwide Holdings, Inc. 717 181,716
Las Vegas Sands Corp. 1,029 54,599
Marriott International, Inc.,
Class
a
A 680 196,581
McDonald's Corp. 1,533 453,783
MGM Resorts International* 672 25,765
Norwegian Cruise Line Holdings
Ltd.* 1,280 34,419
Royal Caribbean Cruises Ltd. 689 168,157
Starbucks Corp. 3,299 338,016
Wynn Resorts Ltd. 272 25,671
Yum! Brands, Inc. 818 113,653
2,797,170
Household Durables — 3.0%
DR Horton, Inc. 854 144,138
Garmin Ltd. 448 95,245
Lennar Corp., Class
a
A 704 122,771
Mohawk Industries, Inc.* 152 21,102
NVR, Inc.* 9 83,120
PulteGroup, Inc. 604 81,703
548,079
Leisure Products — 0.1%
Hasbro, Inc. 381 24,822
Investments
Shares Value
Common Stocks (continued)
Specialty Retail — 13.9%
AutoZone, Inc.* 50 $ 158,477
Best Buy Co., Inc. 571 51,390
CarMax, Inc.* 454 38,122
Home Depot, Inc. (The) 2,112 906,323
Lowe's Cos., Inc. 1,659 451,961
O'Reilly Automotive, Inc.* 169 210,104
Ross Stores, Inc. 971 150,379
TJX Cos., Inc. (The) 3,290 413,520
Tractor Supply Co. 314 89,073
Ulta Beauty, Inc.* 139 53,743
2,523,092
Textiles, Apparel & Luxury Goods — 3.0%
Deckers Outdoor Corp.* 444 87,006
Lululemon Athletica, Inc.* 335 107,421
NIKE, Inc., Class
a
B 3,497 275,459
Ralph Lauren Corp., Class
a
A 117 27,074
Tapestry, Inc. 670 41,727
538,687
Total Common Stocks
(Cost $10,097,755)
11,650,330
Principal
Amount
Short-Term Investments — 14 .9%
Repurchase Agreements (a) — 6 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $1,107,682
(Cost $1,107,270) $ 1,107,270
1,107,270
U.S. Treasury Obligations (b) — 8 .8%
U.S. Treasury Bills
4.64%, 12/3/2024 (c) 1,500,000 1,499,814
4.43%, 2/11/2025 (c) 100,000 99,136
Total U.S. Treasury Obligations
(Cost $1,598,739) 1,598,950
Total Short-Term Investments
(Cost $2,706,009) 2,706,220
Total Investments — 79.1%
(Cost $12,803,764) 14,356,550
Other assets less liabilities — 20.9% 3,783,677
Net Assets — 100.0% $ 18,140,227
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,075,867.
(c) The rate shown was the current yield as of November 30, 2024.

See accompanying notes to the financial statements.
ULTRA CONSUMER DISCRETIONARY :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
28
UCC
::
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 5,080,743
Aggregate gross unrealized depreciation (358,692)
Net unrealized appreciation $ 4,722,051
Federal income tax cost $ 12,850,125
Swap Agreements
a
Ultra Consumer Discretionary had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
6,320,774 5/6/2025
BNP Paribas
SA 5.28%
S&P Consumer
Discretionary Select
Sector Index
f
1,107,516 (848,536) — 258,980
7,875,173 11/6/2026
Goldman Sachs
International 5.33%
S&P Consumer
Discretionary Select
Sector Index
f
220,950 — — 220,950
6,771,617 3/6/2025
Societe
Generale 5.68%
S&P Consumer
Discretionary Select
Sector Index
f
603,186 (584,209) — 18,977
3,606,744 3/6/2025 UBS AG 5.38%
S&P Consumer
Discretionary Select
Sector Index
f
1,283,974 (1,103,812) — 180,162
24,574,308 3,215,626
Total Unrealized
Appreciation
3,215,626
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA CONSUMER STAPLES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
29
UGE
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 56 .3%
Beverages — 10.6%
Brown-Forman Corp., Class
a
B 518 $ 21,798
Coca-Cola Co. (The) 4,664 298,869
Constellation Brands, Inc.,
Class
a
A 443 106,741
Keurig Dr Pepper, Inc. 3,182 103,892
Molson Coors Beverage Co.,
Class
a
B 496 30,782
Monster Beverage Corp.* 1,994 109,929
PepsiCo, Inc. 1,652 270,019
942,030
Consumer Staples Distribution & Retail — 17.0%
Costco Wholesale Corp. 533 518,012
Dollar General Corp. 621 47,985
Dollar Tree, Inc.* 571 40,695
Kroger Co. (The) 1,877 114,647
Sysco Corp. 1,390 107,183
Target Corp. 1,308 173,061
Walgreens Boots Alliance, Inc. 2,025 18,266
Walmart, Inc. 5,222 483,035
1,502,884
Food Products — 10.0%
Archer-Daniels-Midland Co. 1,352 73,819
Bunge Global SA 401 35,986
Conagra Brands, Inc. 1,354 37,303
General Mills, Inc. 1,574 104,293
Hershey Co. (The) 417 73,446
Hormel Foods Corp. 821 26,625
J M Smucker Co. (The) 301 35,455
Kellanova 759 61,699
Kraft Heinz Co. (The) 2,495 79,765
Lamb Weston Holdings, Inc. 406 31,360
McCormick & Co., Inc.
(Non-Voting) 713 55,906
Mondelez International, Inc.,
Class
a
A 3,007 195,305
The Campbell's Co. 557 25,733
Tyson Foods, Inc., Class
a
A 808 52,116
888,811
Household Products — 11.1%
Church & Dwight Co., Inc. 692 76,210
Clorox Co. (The) 350 58,510
Colgate-Palmolive Co. 2,140 206,788
Kimberly-Clark Corp. 952 132,661
Procter & Gamble Co. (The) 2,831 507,485
981,654
Personal Care Products — 2.0%
Estee Lauder Cos., Inc. (The),
Class
a
A 659 47,527
Kenvue, Inc. 5,414 130,369
177,896
Tobacco — 5.6%
Altria Group, Inc. 4,273 246,723
Investments
Shares Value
Common Stocks (continued)
Philip Morris International, Inc. 1,869 $ 248,689
495,412
Total Common Stocks
(Cost $5,287,553)
4,988,687
Principal
Amount
Short-Term Investments — 26 .6%
Repurchase Agreements (a) — 0 .6%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $50,334
(Cost $50,315) $ 50,315
50,315
U.S. Treasury Obligations (b) — 26 .0%
U.S. Treasury Bills
4.64%, 12/3/2024 (c) 620,000 619,923
4.53%, 1/2/2025 (c) 1,000,000 996,134
4.43%, 2/11/2025 (c) 700,000 693,953
Total U.S. Treasury Obligations
(Cost $2,309,722) 2,310,010
Total Short-Term Investments
(Cost $2,360,037) 2,360,325
Total Investments — 82.9%
(Cost $7,647,590) 7,349,012
Other assets less liabilities — 17.1% 1,517,120
Net Assets — 100.0% $ 8,866,132
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,005,631.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 879,523
Aggregate gross unrealized depreciation (476,594)
Net unrealized appreciation $ 402,929
Federal income tax cost $ 7,650,498

See accompanying notes to the financial statements.
ULTRA CONSUMER STAPLES :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
30
UGE
::
Swap Agreements
a
Ultra Consumer Staples had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
7,114,089 3/6/2025
Bank of
America NA 4.83%
S&P Consumer
Staples Select Sector
Index
f
364,543 (243,820) — 120,723
2,056,076 3/6/2025
Goldman Sachs
International 5.33%
S&P Consumer
Staples Select Sector
Index
f
66,946 — — 66,946
1,244,378 3/6/2025
Societe
Generale 5.68%
S&P Consumer
Staples Select Sector
Index
f
109,391 — — 109,391
2,329,436 3/6/2025 UBS AG 5.38%
S&P Consumer
Staples Select Sector
Index
f
163,535 — — 163,535
12,743,979 704,415
Total Unrealized
Appreciation
704,415
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
31
DDM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 73 .5%
Aerospace & Defense — 1.6%
Boeing Co. (The)* 49,406 $ 7,679,669
Banks — 2.5%
JPMorgan Chase & Co. 49,408 12,338,166
Beverages — 0.6%
Coca-Cola Co. (The) 49,405 3,165,872
Biotechnology — 2.8%
Amgen, Inc. 49,406 13,975,475
Broadline Retail — 2.1%
Amazon.com, Inc.* 49,407 10,271,221
Capital Markets — 6.1%
Goldman Sachs Group, Inc.
(The) 49,406 30,067,009
Chemicals — 4.0%
Sherwin-Williams Co. (The) 49,406 19,633,944
Communications Equipment — 0.6%
Cisco Systems, Inc. 49,406 2,925,329
Consumer Finance — 3.1%
American Express Co. 49,406 15,053,020
Consumer Staples Distribution & Retail — 0.9%
Walmart, Inc. 49,405 4,569,963
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc. 49,404 2,190,573
Entertainment — 1.2%
Walt Disney Co. (The) 49,405 5,803,605
Financial Services — 3.2%
Visa, Inc., Class
a
A 49,406 15,566,843
Health Care Providers & Services — 6.1%
UnitedHealth Group, Inc. 49,406 30,147,541
Hotels, Restaurants & Leisure — 3.0%
McDonald's Corp. 49,406 14,624,670
Household Products — 1.8%
Procter & Gamble Co. (The) 49,407 8,856,699
Industrial Conglomerates — 3.7%
3M Co. 49,405 6,597,050
Honeywell International, Inc. 49,407 11,508,372
18,105,422
Insurance — 2.7%
Travelers Cos., Inc. (The) 49,407 13,144,238
Investments
Shares Value
Common Stocks (a) (continued)
IT Services — 2.3%
International Business
Machines Corp. 49,407 $ 11,235,646
Machinery — 4.1%
Caterpillar, Inc. 49,406 20,064,271
Oil, Gas & Consumable Fuels — 1.6%
Chevron Corp. 49,407 8,000,476
Pharmaceuticals — 2.6%
Johnson & Johnson 49,406 7,658,424
Merck & Co., Inc. 49,405 5,021,524
12,679,948
Semiconductors & Semiconductor Equipment — 1.4%
NVIDIA Corp. 49,406 6,830,380
Software — 7.6%
Microsoft Corp. 49,406 20,921,465
Salesforce, Inc. 49,406 16,303,486
37,224,951
Specialty Retail — 4.3%
Home Depot, Inc. (The) 49,406 21,201,597
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc. 49,407 11,725,763
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class
a
B 49,405 3,891,632
Total Common Stocks
(Cost $335,566,676)
360,973,923
Principal
Amount
Short-Term Investments — 5 .7%
Repurchase Agreements (b) — 4 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$20,672,602
(Cost $20,664,922) $ 20,664,922
20,664,922
U.S. Treasury Obligations (a) — 1 .5%
U.S. Treasury Bills
4.43%, 2/11/2025 (c)
(Cost $7,632,471) 7,700,000 7,633,485
Total Short-Term Investments
(Cost $28,297,393) 28,298,407
Total Investments — 79.2%
(Cost $363,864,069) 389,272,330
Other assets less liabilities — 20.8% 102,065,525
Net Assets — 100.0% $ 491,337,855

See accompanying notes to the financial statements.
ULTRA DOW30
~
SM
:: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
32
DDM
::
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $26,309,796.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 132,818,594
Aggregate gross unrealized depreciation (16,527,343)
Net unrealized appreciation $ 116,291,251
Federal income tax cost $ 367,123,660
Futures Contracts Purchased
Ultra Dow30
SM
had the following open long futures contracts as of November 30, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
DJIA CBOT E-Mini Index 214 12/20/2024 U.S. Dollar $ 48,208,850 $ 3,137,421
Swap Agreements
a
Ultra Dow30
SM
had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
110,480,199 3/6/2025
Bank of
America NA 5.28%
Dow Jones Industrial
Average
SM
15,038,097 (15,038,097) — —
92,291,386 11/6/2025
Barclays
Capital 5.53%
Dow Jones Industrial
Average
SM
15,292,327 (15,292,327) — —
68,848,026 2/11/2025
BNP Paribas
SA 5.18%
Dow Jones Industrial
Average
SM
20,243,988 (20,046,878) (44,625) 152,485
111,064,037 11/6/2025 Citibank NA 5.33%
Dow Jones Industrial
Average
SM
9,189,764 (9,189,728) (36) —
128,781,690 11/6/2025
Morgan
Stanley & Co.
International plc 5.43%
SPDR
®
Dow Jones
Industrial Average
SM
ETF Trust 27,150,838 (26,807,628) — 343,210
32,111,115 11/6/2026
Societe
Generale 5.63%
Dow Jones Industrial
Average
SM
780,196 (673,484) — 106,712
29,955,404 1/26/2026 UBS AG 5.38%
Dow Jones Industrial
Average
SM
3,309,950 (3,236,831) — 73,119
573,531,857 91,005,160
Total Unrealized
Appreciation
91,005,160
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA ENERGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
33
DIG
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 71 .6%
Energy Equipment & Services — 6.6%
Baker Hughes Co., Class
a
A 50,288 $ 2,210,158
Halliburton Co. 44,690 1,423,823
Schlumberger NV 71,882 3,158,495
6,792,476
Oil, Gas & Consumable Fuels — 65.0%
APA Corp. 18,725 424,121
Chevron Corp. 70,995 11,496,220
ConocoPhillips 54,424 5,896,296
Coterra Energy, Inc. 37,423 999,943
Devon Energy Corp. 31,699 1,202,977
Diamondback Energy, Inc. 9,484 1,684,264
EOG Resources, Inc. 24,441 3,257,008
EQT Corp. 30,070 1,366,381
Exxon Mobil Corp. 134,161 15,825,632
Hess Corp. 13,991 2,059,195
Kinder Morgan, Inc. 97,746 2,763,279
Marathon Petroleum Corp. 16,942 2,645,493
Occidental Petroleum Corp. 34,085 1,724,019
ONEOK, Inc. 29,567 3,358,811
Phillips 66 21,188 2,838,768
Targa Resources Corp. 11,090 2,265,687
Texas Pacific Land Corp. 787 1,259,271
Valero Energy Corp. 16,218 2,255,600
Williams Cos., Inc. (The) 61,704 3,610,918
66,933,883
Total Common Stocks
(Cost $67,792,405)
73,726,359
Principal
Amount
Short-Term Investments — 23 .5%
Repurchase Agreements (b) — 8 .9%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $9,210,588
(Cost $9,207,166) $ 9,207,166
9,207,166
U.S. Treasury Obligations (a) — 14 .6%
U.S. Treasury Bills
5.09%, 12/10/2024 (c) 10,000,000 9,989,956
4.48%, 1/7/2025 (c) 5,000,000 4,977,681
Total U.S. Treasury Obligations
(Cost $14,964,593) 14,967,637
Total Short-Term Investments
(Cost $24,171,759) 24,174,803
Total Investments — 95.1%
(Cost $91,964,164) 97,901,162
Other assets less liabilities — 4.9% 5,037,673
Net Assets — 100.0% $ 102,938,835
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $22,308,274.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 14,072,886
Aggregate gross unrealized depreciation (3,806,115)
Net unrealized appreciation $ 10,266,771
Federal income tax cost $ 92,744,601

See accompanying notes to the financial statements.
ULTRA ENERGY :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
34
DIG
::
Swap Agreements
a
Ultra Energy had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
57,755,662 11/6/2025
Bank of
America NA 4.88%
S&P Energy Select
Sector Index
f
3,551,018 (3,551,018) — —
31,524,333 3/6/2025
BNP Paribas
SA 5.28%
S&P Energy Select
Sector Index
f
269,539 (260,184) — 9,355
3,231,728 4/7/2025 Citibank NA 5.28%
S&P Energy Select
Sector Index
f
220,023 (220,023) — —
15,769,157 3/6/2025
Goldman Sachs
International 5.33%
S&P Energy Select
Sector Index
f
1,638,243 (1,638,243) — —
3,785,996 5/6/2025
Societe
Generale 5.68%
S&P Energy Select
Sector Index
f
400,979 (314,616) — 86,363
20,310,155 5/6/2025 UBS AG 5.38%
S&P Energy Select
Sector Index
f
(969,592) 969,592 — —
132,377,031 5,110,210
Total Unrealized
Appreciation
6,079,802
Total Unrealized
Depreciation
(969,592)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
35
UYG
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 57 .1%
Banks — 14.6%
Bank of America Corp. 513,708 $ 24,406,267
Citigroup, Inc. 145,175 10,288,552
Citizens Financial Group, Inc. 34,115 1,642,296
Fifth Third Bancorp 51,502 2,475,186
Huntington Bancshares, Inc. 110,524 1,990,537
JPMorgan Chase & Co. 216,504 54,065,379
KeyCorp 70,628 1,375,834
M&T Bank Corp. 12,707 2,795,413
PNC Financial Services Group,
Inc. (The) 30,247 6,494,636
Regions Financial Corp. 69,639 1,898,359
Truist Financial Corp. 101,904 4,858,783
US Bancorp 118,745 6,327,921
Wells Fargo & Co. 259,011 19,728,868
138,348,031
Capital Markets — 13.4%
Ameriprise Financial, Inc. 7,472 4,288,704
Bank of New York Mellon Corp.
(The) 56,155 4,597,410
Blackrock, Inc. 10,595 10,836,566
Blackstone, Inc. 54,794 10,470,585
Cboe Global Markets, Inc. 7,963 1,718,814
Charles Schwab Corp. (The) 113,679 9,408,074
CME Group, Inc. 27,402 6,521,676
FactSet Research Systems, Inc. 2,895 1,420,490
Franklin Resources, Inc. 23,487 534,564
Goldman Sachs Group, Inc.
(The) 24,031 14,624,546
Intercontinental Exchange, Inc. 43,690 7,032,342
Invesco Ltd. 34,246 619,510
KKR & Co., Inc. 51,320 8,358,488
MarketAxess Holdings, Inc. 2,873 743,216
Moody's Corp. 11,918 5,958,762
Morgan Stanley 94,796 12,476,102
MSCI, Inc., Class
a
A 5,985 3,648,636
Nasdaq, Inc. 31,490 2,613,355
Northern Trust Corp. 15,345 1,705,750
Raymond James Financial, Inc. 14,104 2,387,525
S&P Global, Inc. 24,365 12,730,956
State Street Corp. 22,724 2,238,541
T. Rowe Price Group, Inc. 16,939 2,097,726
127,032,338
Consumer Finance — 2.5%
American Express Co. 42,737 13,021,109
Capital One Financial Corp. 29,057 5,579,235
Discover Financial Services 19,105 3,485,325
Synchrony Financial 30,076 2,030,731
24,116,400
Financial Services — 17.6%
Berkshire Hathaway, Inc.,
Class
a
B* 139,390 67,328,158
Corpay, Inc.* 5,283 2,013,774
Fidelity National Information
Services, Inc. 41,516 3,541,315
Fiserv, Inc.* 43,810 9,680,258
Investments
Shares Value
Common Stocks (a) (continued)
Global Payments, Inc. 19,362 $ 2,303,303
Jack Henry & Associates, Inc. 5,547 977,270
Mastercard, Inc., Class
a
A 62,781 33,458,506
PayPal Holdings, Inc.* 77,795 6,750,272
Visa, Inc., Class
a
A 127,112 40,050,449
166,103,305
Insurance — 9.0%
Aflac, Inc. 38,354 4,372,356
Allstate Corp. (The) 20,092 4,166,880
American International Group,
Inc. 49,040 3,770,195
Aon plc, Class
a
A 16,530 6,472,156
Arch Capital Group Ltd. 28,500 2,870,520
Arthur J Gallagher & Co. 16,672 5,205,665
Assurant, Inc. 3,942 895,228
Brown & Brown, Inc. 18,017 2,037,723
Chubb Ltd. 28,590 8,254,791
Cincinnati Financial Corp. 11,889 1,900,219
Erie Indemnity Co., Class
a
A 1,898 836,183
Everest Group Ltd. 3,293 1,276,235
Globe Life, Inc. 6,835 760,325
Hartford Financial Services
Group, Inc. (The) 22,297 2,749,443
Loews Corp. 13,864 1,202,425
Marsh & McLennan Cos., Inc. 37,420 8,727,467
MetLife, Inc. 44,766 3,949,704
Principal Financial Group, Inc. 16,214 1,412,077
Progressive Corp. (The) 44,567 11,983,175
Prudential Financial, Inc. 27,166 3,515,552
Travelers Cos., Inc. (The) 17,344 4,614,198
W R Berkley Corp. 22,872 1,476,388
Willis Towers Watson plc 7,727 2,488,094
84,936,999
Total Common Stocks
(Cost $389,834,594)
540,537,073
Principal
Amount
Short-Term Investments — 36 .1%
Repurchase Agreements (b) — 11 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$108,107,038
(Cost $108,066,874) $ 108,066,874
108,066,874
U.S. Treasury Obligations (a) — 24 .7%
U.S. Treasury Bills
5.01%, 12/5/2024 (c) 20,000,000 19,992,600
4.66%, 12/10/2024 (c) 5,000,000 4,994,978
4.47%, 1/14/2025 (c) 200,000,000 198,933,660

See accompanying notes to the financial statements.
ULTRA FINANCIALS :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
36
UYG
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) (continued)
U.S. Treasury Bills (continued)
4.43%, 2/11/2025 (c) $ 9,700,000 $ 9,616,208
Total U.S. Treasury Obligations
(Cost $233,511,191) 233,537,446
Total Short-Term Investments
(Cost $341,578,065) 341,604,320
Total Investments — 93.2%
(Cost $731,412,659) 882,141,393
Other assets less liabilities — 6.8% 64,393,703
Net Assets — 100.0% $ 946,535,096
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $93,797,048.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 225,105,055
Aggregate gross unrealized depreciation (24,767,749)
Net unrealized appreciation $ 200,337,306
Federal income tax cost $ 743,711,327
Swap Agreements
a
Ultra Financials had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
138,347,086 11/6/2026
Bank of
America NA 5.33%
S&P Financial Select
Sector Index
f
4,874,359 (4,794,038) — 80,321
207,105,089 3/6/2026
Barclays
Capital 5.53%
S&P Financial Select
Sector Index
f
27,454,640 (27,454,640) — —
166,711,807 11/6/2026
BNP Paribas
SA 5.28%
S&P Financial Select
Sector Index
f
7,417,579 (7,417,579) — —
26,928,013 11/6/2026 Citibank NA 5.38%
S&P Financial Select
Sector Index
f
801,242 (801,242) — —
211,909,062 11/6/2026
Goldman Sachs
International 5.33%
S&P Financial Select
Sector Index
f
7,702,843 (7,702,843) — —
361,026,722 3/6/2026
J.P. Morgan
Securities 5.43%
S&P Financial Select
Sector Index
f
6,272,448 (6,272,448) — —
55,776,478 11/6/2026
Societe
Generale 5.88%
S&P Financial Select
Sector Index
f
1,650,623 (1,542,357) — 108,266
192,690,646 11/6/2026 UBS AG 5.38%
S&P Financial Select
Sector Index
f
5,733,506 (5,733,506) — —
1,360,494,903 61,907,240
Total Unrealized
Appreciation
61,907,240
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA FTSE CHINA 50
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
37
XPP
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 110 .6%
Repurchase Agreements (a) — 44 .5%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $8,062,548
(Cost $8,059,553) $ 8,059,553
$ 8,059,553
U.S. Treasury Obligations (b) — 66 .1%
U.S. Treasury Bills
4.69%, 12/3/2024 (c) 7,000,000 6,999,130
4.48%, 1/7/2025 (c) 5,000,000 4,977,681
Total U.S. Treasury Obligations
(Cost $11,975,308) 11,976,811
Total Short-Term Investments
(Cost $20,034,861) 20,036,364
Total Investments — 110.6%
(Cost $20,034,861) 20,036,364
Liabilities in excess of other assets — (10.6%) (1,914,115)
Net Assets — 100.0% $ 18,122,249
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,199,354.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 337,540
Aggregate gross unrealized depreciation (5,630,667)
Net unrealized depreciation $ (5,293,127)
Federal income tax cost $ 20,034,861
Swap Agreements
a
Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
5,053,039 4/10/2025
Bank of
America NA 4.78%
iShares
®
China
Large-Cap ETF
f
203,851 (203,851) — —
6,703,992 11/13/2025 Citibank NA 3.83%
iShares
®
China
Large-Cap ETF
f
67,653 — — 67,653
9,115,916 3/6/2025
Goldman Sachs
International 4.88%
iShares
®
China
Large-Cap ETF
f
(3,323,857) 2,063,857 1,260,000 —
73,234 11/13/2025
Morgan
Stanley & Co.
International plc 5.28%
iShares
®
China
Large-Cap ETF
f
690 — — 690
6,977,079 11/6/2026
Societe
Generale 5.53%
iShares
®
China
Large-Cap ETF
f
63,843 — — 63,843
8,274,074 11/4/2025 UBS AG 5.18%
iShares
®
China
Large-Cap ETF
f
(2,306,810) 2,306,810 — —
36,197,334 (5,294,630)
Total Unrealized
Appreciation
336,037
Total Unrealized
Depreciation
(5,630,667)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA FTSE EUROPE :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
38
UPV
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 75 .8%
Repurchase Agreements (a) — 46 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $2,044,835
(Cost $2,044,076) $ 2,044,076
$ 2,044,076
U.S. Treasury Obligations (b) — 29 .4%
U.S. Treasury Bills
4.48%, 1/7/2025 (c)
(Cost $1,294,051) 1,300,000 1,294,197
Total Short-Term Investments
(Cost $3,338,127) 3,338,273
Total Investments — 75.8%
(Cost $3,338,127) 3,338,273
Other assets less liabilities — 24.2% 1,063,253
Net Assets — 100.0% $ 4,401,526
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $511,703.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 292,055
Aggregate gross unrealized depreciation (94,683)
Net unrealized appreciation $ 197,372
Federal income tax cost $ 3,338,127
Swap Agreements
a
Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
590,687 4/10/2025
Bank of
America NA 4.88%
Vanguard
®
FTSE
Europe ETF Shares
f
110,830 — — 110,830
3,629,603 11/13/2025 Citibank NA 4.78%
Vanguard
®
FTSE
Europe ETF Shares
f
49,681 — — 49,681
2,095,647 3/6/2025
Goldman Sachs
International 5.08%
Vanguard
®
FTSE
Europe ETF Shares
f
(94,683) 37,625 57,058 —
25,661 11/13/2025
Morgan
Stanley & Co.
International plc 5.28%
Vanguard
®
FTSE
Europe ETF Shares
f
345 — — 345
1,773,459 11/6/2026
Societe
Generale 4.93%
Vanguard
®
FTSE
Europe ETF Shares
f
23,859 — — 23,859
672,888 3/6/2025 UBS AG 4.08%
Vanguard
®
FTSE
Europe ETF Shares
f
107,194 — — 107,194
8,787,945 197,226
Total Unrealized
Appreciation
291,909
Total Unrealized
Depreciation
(94,683)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA HEALTH CARE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
39
RXL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 69 .3%
Biotechnology — 10.8%
AbbVie, Inc. 19,278 $ 3,526,524
Amgen, Inc. 5,862 1,658,184
Biogen, Inc.* 1,589 255,241
Gilead Sciences, Inc. 13,582 1,257,422
Incyte Corp.* 1,745 130,160
Moderna, Inc.* 3,692 158,977
Regeneron Pharmaceuticals,
Inc.* 1,158 868,755
Vertex Pharmaceuticals, Inc.* 2,817 1,318,722
9,173,985
Health Care Equipment & Supplies — 15.2%
Abbott Laboratories 18,982 2,254,492
Align Technology, Inc.* 765 178,069
Baxter International, Inc. 5,568 187,697
Becton Dickinson & Co. 3,158 700,760
Boston Scientific Corp.* 16,069 1,456,816
Cooper Cos., Inc. (The)* 2,173 226,992
Dexcom, Inc.* 4,372 340,972
Edwards Lifesciences Corp.* 6,572 468,912
GE HealthCare Technologies,
Inc. 4,981 414,519
Hologic, Inc.* 2,535 201,532
IDEXX Laboratories, Inc.* 898 378,732
Insulet Corp.* 764 203,820
Intuitive Surgical, Inc.* 3,868 2,096,456
Medtronic plc 13,996 1,211,214
ResMed, Inc. 1,603 399,179
Solventum Corp.* 1,508 107,837
STERIS plc 1,077 235,928
Stryker Corp. 3,742 1,467,425
Teleflex, Inc. 516 99,511
Zimmer Biomet Holdings, Inc. 2,222 249,086
12,879,949
Health Care Providers & Services — 15.4%
Cardinal Health, Inc. 2,660 325,158
Cencora, Inc. 1,902 478,448
Centene Corp.* 5,739 344,340
Cigna Group (The) 3,052 1,030,966
CVS Health Corp. 13,731 821,800
DaVita, Inc.* 504 83,750
Elevance Health, Inc. 2,530 1,029,609
HCA Healthcare, Inc. 2,026 662,948
Henry Schein, Inc.* 1,383 106,560
Humana, Inc. 1,315 389,740
Labcorp Holdings, Inc. 916 220,902
McKesson Corp. 1,415 889,327
Molina Healthcare, Inc.* 638 190,060
Quest Diagnostics, Inc. 1,213 197,307
UnitedHealth Group, Inc. 10,075 6,147,765
Universal Health Services, Inc.,
Class
a
B 647 132,635
13,051,315
Life Sciences Tools & Services — 6.9%
Agilent Technologies, Inc. 3,182 439,021
Bio-Techne Corp. 1,719 129,544
Investments
Shares Value
Common Stocks (continued)
Charles River Laboratories
International, Inc.* 563 $ 112,071
Danaher Corp. 7,012 1,680,706
IQVIA Holdings, Inc.* 1,891 379,789
Mettler-Toledo International,
Inc.* 232 290,278
Revvity, Inc. 1,344 156,092
Thermo Fisher Scientific, Inc. 4,170 2,208,557
Waters Corp.* 646 248,529
West Pharmaceutical Services,
Inc. 791 257,613
5,902,200
Pharmaceuticals — 21.0%
Bristol-Myers Squibb Co. 22,130 1,310,539
Catalent, Inc.* 1,976 120,753
Eli Lilly & Co. 8,606 6,844,782
Johnson & Johnson 26,266 4,071,493
Merck & Co., Inc. 27,667 2,812,074
Pfizer, Inc. 61,831 1,620,590
Viatris, Inc. 13,009 170,288
Zoetis, Inc., Class
a
A 4,945 866,611
17,817,130
Total Common Stocks
(Cost $54,439,621)
58,824,579
Principal
Amount
Short-Term Investments — 20 .9%
Repurchase Agreements (a) — 9 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $7,788,050
(Cost $7,785,156) $ 7,785,156
7,785,156
U.S. Treasury Obligations (b) — 11 .7%
U.S. Treasury Bills
4.41%, 1/16/2025 (c) 5,000,000 4,972,055
4.47%, 2/20/2025 (c) 5,000,000 4,951,364
Total U.S. Treasury Obligations
(Cost $9,922,337) 9,923,419
Total Short-Term Investments
(Cost $17,707,493) 17,708,575
Total Investments — 90.2%
(Cost $72,147,114) 76,533,154
Other assets less liabilities — 9.8% 8,350,557
Net Assets — 100.0% $ 84,883,711
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,150,729.

See accompanying notes to the financial statements.
ULTRA HEALTH CARE :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
40
RXL
::
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 19,427,345
Aggregate gross unrealized depreciation (7,519,345)
Net unrealized appreciation $ 11,908,000
Federal income tax cost $ 72,995,379
Swap Agreements
a
Ultra Health Care had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
44,936,009 3/6/2025
Bank of
America NA 5.03%
S&P Health Care
Select Sector Index
f
554,549 (282,535) — 272,014
7,663,535 3/6/2025
BNP Paribas
SA 5.28%
S&P Health Care
Select Sector Index
f
1,292,408 (1,053,313) — 239,095
1,138,222 4/7/2025 Citibank NA 5.33%
S&P Health Care
Select Sector Index
f
68,508 — — 68,508
7,163,669 3/6/2025
Goldman Sachs
International 5.33%
S&P Health Care
Select Sector Index
f
447,818 (358,453) — 89,365
6,885,800 3/6/2025
Societe
Generale 5.78%
S&P Health Care
Select Sector Index
f
1,613,139 (1,588,060) — 25,079
43,568,954 3/6/2025 UBS AG 5.08%
S&P Health Care
Select Sector Index
f
4,393,803 (4,324,017) — 69,786
111,356,189 8,370,225
Total Unrealized
Appreciation
8,370,225
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA HIGH YIELD
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
41
UJB
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 92 .8%
Repurchase Agreements (a) — 84 .6%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$19,530,224
(Cost $19,522,969) $ 19,522,969
$ 19,522,969
U.S. Treasury Obligations (b) — 8 .2%
U.S. Treasury Bills
5.01%, 12/5/2024 (c) 1,500,000 1,499,445
4.43%, 2/11/2025 (c) 400,000 396,545
Total U.S. Treasury Obligations
(Cost $1,895,669) 1,895,990
Total Short-Term Investments
(Cost $21,418,638) 21,418,959
Total Investments — 92.8%
(Cost $21,418,638) 21,418,959
Other assets less liabilities — 7.2% 1,663,123
Net Assets — 100.0% $ 23,082,082
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,498,844.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,268,176
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 1,268,176
Federal income tax cost $ 21,418,638
Swap Agreements
a
Ultra High Yield had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
20,451,107 3/6/2026
BNP Paribas
SA 4.58%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
267,000 (263,654) — 3,346
1,449,056 3/6/2025 Citibank NA 4.33%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
659,687 (571,039) — 88,648
19,007,654 11/6/2026
Goldman Sachs
International 3.58%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
111,402 — — 111,402
5,062,359 1/26/2026 UBS AG 5.38%
iShares
®
iBoxx $ High
Yield Corporate Bond
ETF
f
229,766 (46,699) — 183,067
45,970,176 1,267,855
Total Unrealized
Appreciation
1,267,855
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the
Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

ULTRA INDUSTRIALS :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
42
UXI
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 61 .5%
Aerospace & Defense — 13.4%
Axon Enterprise, Inc.* 277 $ 179,208
Boeing Co. (The)* 2,810 436,786
General Dynamics Corp. 991 281,454
General Electric Co. 4,169 759,453
Howmet Aerospace, Inc. 1,569 185,738
Huntington Ingalls Industries,
Inc. 151 29,886
L3Harris Technologies, Inc. 729 179,516
Lockheed Martin Corp. 816 431,999
Northrop Grumman Corp. 528 258,535
RTX Corp. 5,116 623,282
Textron, Inc. 721 61,739
TransDigm Group, Inc. 216 270,642
3,698,238
Air Freight & Logistics — 2.8%
CH Robinson Worldwide, Inc. 451 47,617
Expeditors International of
Washington, Inc. 543 66,051
FedEx Corp. 866 262,112
United Parcel Service, Inc.,
Class
a
B 2,816 382,187
757,967
Building Products — 3.8%
A O Smith Corp. 462 34,414
Allegion plc 335 47,181
Builders FirstSource, Inc.* 448 83,539
Carrier Global Corp. 3,228 249,750
Johnson Controls International
plc 2,569 215,436
Masco Corp. 840 67,671
Trane Technologies plc 867 360,863
1,058,854
Commercial Services & Supplies — 4.2%
Cintas Corp. 1,317 297,365
Copart, Inc.* 3,369 213,561
Republic Services, Inc., Class
a
A 785 171,365
Rollins, Inc. 1,081 54,407
Veralto Corp. 951 102,889
Waste Management, Inc. 1,404 320,421
1,160,008
Construction & Engineering — 0.7%
Quanta Services, Inc. 566 194,998
Electrical Equipment — 6.0%
AMETEK, Inc. 890 172,998
Eaton Corp. plc 1,531 574,768
Emerson Electric Co. 2,202 291,985
GE Vernova, Inc.* 1,057 353,165
Generac Holdings, Inc.* 231 43,474
Hubbell, Inc., Class
a
B 207 95,239
Rockwell Automation, Inc. 436 128,681
1,660,310
Investments
Shares Value
Common Stocks (a) (continued)
Ground Transportation — 6.9%
CSX Corp. 7,456 $ 272,517
JB Hunt Transport Services,
Inc. 310 58,624
Norfolk Southern Corp. 869 239,714
Old Dominion Freight Line, Inc. 725 163,226
Uber Technologies, Inc.* 8,079 581,365
Union Pacific Corp. 2,342 572,994
1,888,440
Industrial Conglomerates — 3.1%
3M Co. 2,113 282,149
Honeywell International, Inc. 2,504 583,257
865,406
Machinery — 12.3%
Caterpillar, Inc. 1,865 757,395
Cummins, Inc. 527 197,646
Deere & Co. 985 458,912
Dover Corp. 528 108,715
Fortive Corp. 1,347 106,858
IDEX Corp. 291 67,113
Illinois Tool Works, Inc. 1,038 288,066
Ingersoll Rand, Inc. 1,552 161,672
Nordson Corp. 209 54,547
Otis Worldwide Corp. 1,541 158,692
PACCAR, Inc. 2,016 235,872
Parker-Hannifin Corp. 495 347,935
Pentair plc 636 69,318
Snap-on, Inc. 203 75,047
Stanley Black & Decker, Inc. 592 52,954
Westinghouse Air Brake
Technologies Corp. 674 135,218
Xylem, Inc. 934 118,384
3,394,344
Passenger Airlines — 1.3%
Delta Air Lines, Inc. 2,467 157,444
Southwest Airlines Co. 2,305 74,590
United Airlines Holdings, Inc.* 1,265 122,490
354,524
Professional Services — 4.8%
Amentum Holdings, Inc.* 484 11,785
Automatic Data Processing, Inc. 1,568 481,266
Broadridge Financial Solutions,
Inc. 449 105,973
Dayforce, Inc.* 609 48,714
Equifax, Inc. 476 124,503
Jacobs Solutions, Inc. 481 67,932
Leidos Holdings, Inc. 518 85,677
Paychex, Inc. 1,232 180,205
Paycom Software, Inc. 187 43,369
Verisk Analytics, Inc., Class
a
A 548 161,227
1,310,651
Trading Companies & Distributors — 2.2%
Fastenal Co. 2,202 183,999

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA INDUSTRIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
43
UXI
::
Investments
Shares Value
Common Stocks (a) (continued)
United Rentals, Inc. 256 $ 221,696
WW Grainger, Inc. 171 206,113
611,808
Total Common Stocks
(Cost $14,617,070)
16,955,548
Principal
Amount
Short-Term Investments — 7 .5%
Repurchase Agreements (b) — 3 .9%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $1,086,604
(Cost $1,086,199) $ 1,086,199
1,086,199
U.S. Treasury Obligations (a) — 3 .6%
U.S. Treasury Bills
4.43%, 2/11/2025 (c)
(Cost $991,230) 1,000,000 991,362
Total Short-Term Investments
(Cost $2,077,429) 2,077,561
Total Investments — 69.0%
(Cost $16,694,499) 19,033,109
Other assets less liabilities — 31.0% 8,544,792
Net Assets — 100.0% $ 27,577,901
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,286,303.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 9,903,407
Aggregate gross unrealized depreciation (460,321)
Net unrealized appreciation $ 9,443,086
Federal income tax cost $ 16,726,203
Swap Agreements
a
Ultra Industrials had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
9,607,734 3/6/2025
Bank of
America NA 4.88%
S&P Industrials
Select Sector Index
f
2,173,759 (2,136,104) — 37,655
5,459,959 3/6/2025
BNP Paribas
SA 5.28%
S&P Industrials
Select Sector Index
f
2,325,733 (2,245,274) (3,891) 76,568
10,239,955 3/6/2025
Goldman Sachs
International 5.33%
S&P Industrials
Select Sector Index
f
1,226,140 (1,166,854) — 59,286
6,054,565 3/6/2025
Societe
Generale 5.68%
S&P Industrials
Select Sector Index
f
1,176,844 (1,162,311) — 14,533
7,006,513 11/6/2026 UBS AG 5.38%
S&P Industrials
Select Sector Index
f
233,704 (14,907) — 218,797
38,368,726 7,136,180
Total Unrealized
Appreciation
7,136,180
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA MATERIALS :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
44
UYM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 68 .7%
Chemicals — 43.3%
Air Products and Chemicals,
Inc. 5,409 $ 1,808,391
Albemarle Corp. 4,091 440,601
Celanese Corp., Class
a
A 3,805 278,564
CF Industries Holdings, Inc. 6,282 563,244
Corteva, Inc. 24,099 1,499,922
Dow, Inc. 24,401 1,078,768
DuPont de Nemours, Inc. 14,537 1,215,148
Eastman Chemical Co. 4,069 426,106
Ecolab, Inc. 6,161 1,532,672
FMC Corp. 4,347 256,864
International Flavors &
Fragrances, Inc. 8,900 813,104
Linde plc 11,692 5,389,895
LyondellBasell Industries NV,
Class
a
A 9,055 754,644
Mosaic Co. (The) 11,093 293,521
PPG Industries, Inc. 8,123 1,010,257
Sherwin-Williams Co. (The) 5,646 2,243,720
19,605,421
Construction Materials — 5.7%
Martin Marietta Materials, Inc. 2,128 1,276,800
Vulcan Materials Co. 4,598 1,324,822
2,601,622
Containers & Packaging — 9.3%
Amcor plc 50,317 535,373
Avery Dennison Corp. 2,803 577,278
Ball Corp. 10,569 656,969
International Paper Co. 12,093 711,431
Packaging Corp. of America 3,104 772,430
Smurfit WestRock plc 17,178 945,134
4,198,615
Metals & Mining — 10.4%
Freeport-McMoRan, Inc. 34,951 1,544,834
Newmont Corp. 27,911 1,170,587
Nucor Corp. 8,262 1,278,049
Steel Dynamics, Inc. 4,994 725,479
4,718,949
Total Common Stocks
(Cost $29,170,479)
31,124,607
Principal
Amount
Short-Term Investments — 16 .3%
Repurchase Agreements (b) — 7 .5%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $3,378,461
(Cost $3,377,205) $ 3,377,205
3,377,205
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 8 .8%
U.S. Treasury Bills
4.66%, 12/10/2024 (c)
(Cost $3,995,369) $ 4,000,000 $ 3,995,982
Total Short-Term Investments
(Cost $7,372,574) 7,373,187
Total Investments — 85.0%
(Cost $36,543,053) 38,497,794
Other assets less liabilities — 15.0% 6,773,535
Net Assets — 100.0% $ 45,271,329
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,903,482.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 11,606,011
Aggregate gross unrealized depreciation (2,820,577)
Net unrealized appreciation $ 8,785,434
Federal income tax cost $ 36,897,866

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA MATERIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
45
UYM
::
Swap Agreements
a
Ultra Materials had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
17,310,952 3/6/2025
Bank of
America NA 4.93%
S&P Materials Select
Sector Index
f
1,980,945 (1,978,570) — 2,375
17,905,699 3/6/2025
BNP Paribas
SA 5.28%
S&P Materials Select
Sector Index
f
1,428,564 (1,335,660) — 92,904
10,571,827 3/6/2025
Goldman Sachs
International 5.33%
S&P Materials Select
Sector Index
f
617,739 (605,911) — 11,828
6,245,847 3/6/2025
Societe
Generale 5.68%
S&P Materials Select
Sector Index
f
1,795,341 (1,749,547) — 45,794
7,354,969 3/6/2025 UBS AG 5.38%
S&P Materials Select
Sector Index
f
1,362,917 (1,285,026) — 77,891
59,389,294 7,185,506
Total Unrealized
Appreciation
7,185,506
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA MIDCAP400 :: NOVEMBER 30, 2024 (UNAUDITED)
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::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 72 .4%
Aerospace & Defense — 1.0%
BWX Technologies, Inc. 3,769 $ 493,173
Curtiss-Wright Corp. 1,579 589,962
Hexcel Corp. 3,371 213,688
Woodward, Inc. 2,460 443,587
1,740,410
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.* 4,926 299,649
Automobile Components — 0.6%
Autoliv, Inc. 3,012 298,549
Gentex Corp. 9,492 290,076
Goodyear Tire & Rubber Co.
(The)* 11,751 126,206
Lear Corp. 2,320 226,989
Visteon Corp.* 1,138 106,255
1,048,075
Automobiles — 0.2%
Harley-Davidson, Inc. 4,884 164,249
Thor Industries, Inc. 2,193 244,739
408,988
Banks — 4.7%
Associated Banc-Corp. 6,617 176,608
Bank OZK 4,351 217,419
Cadence Bank 7,522 287,265
Columbia Banking System, Inc. 8,637 267,833
Commerce Bancshares, Inc. 4,834 356,508
Cullen/Frost Bankers, Inc. 2,640 371,237
East West Bancorp, Inc. 5,715 626,821
First Financial Bankshares, Inc. 5,301 220,946
First Horizon Corp. 22,095 466,867
Flagstar Financial, Inc. 12,290 147,111
FNB Corp. 14,825 254,249
Glacier Bancorp, Inc. 4,675 270,636
Hancock Whitney Corp. 3,560 211,393
Home BancShares, Inc. 7,657 243,186
International Bancshares Corp. 2,205 161,252
Old National Bancorp 13,149 304,531
Pinnacle Financial Partners, Inc. 3,155 401,032
Prosperity Bancshares, Inc. 3,928 328,891
SouthState Corp. 3,142 347,788
Synovus Financial Corp. 5,936 338,768
Texas Capital Bancshares, Inc.* 1,905 168,497
UMB Financial Corp. 1,829 229,521
United Bankshares, Inc. 5,562 235,106
Valley National Bancorp 19,346 205,841
Webster Financial Corp. 7,066 436,538
Western Alliance Bancorp 4,493 420,590
Wintrust Financial Corp. 2,742 378,423
Zions Bancorp NA 6,090 368,567
8,443,424
Beverages — 0.3%
Boston Beer Co., Inc. (The),
Class
a
A* 364 115,111
Investments
Shares Value
Common Stocks (a) (continued)
Celsius Holdings, Inc.* 6,438 $ 183,161
Coca-Cola Consolidated, Inc. 243 316,943
615,215
Biotechnology — 2.0%
Arrowhead Pharmaceuticals,
Inc.* 5,126 133,430
BioMarin Pharmaceutical, Inc.* 7,850 518,335
Cytokinetics, Inc.* 4,851 251,573
Exelixis, Inc.* 11,761 428,806
Halozyme Therapeutics, Inc.* 5,223 251,748
Neurocrine Biosciences, Inc.* 4,163 527,660
Roivant Sciences Ltd.* 17,990 228,653
Sarepta Therapeutics, Inc.* 3,932 524,293
United Therapeutics Corp.* 1,834 679,479
3,543,977
Broadline Retail — 0.3%
Macy's, Inc. 11,397 185,087
Nordstrom, Inc. 3,981 90,409
Ollie's Bargain Outlet Holdings,
Inc.* 2,524 249,750
525,246
Building Products — 2.6%
AAON, Inc. 2,772 377,934
Advanced Drainage Systems,
Inc. 2,909 393,559
Carlisle Cos., Inc. 1,901 868,187
Fortune Brands Innovations,
Inc. 5,117 400,661
Lennox International, Inc. 1,322 881,946
Owens Corning 3,585 737,148
Simpson Manufacturing Co.,
Inc. 1,738 327,439
Trex Co., Inc.* 4,482 336,284
UFP Industries, Inc. 2,512 341,381
4,664,539
Capital Markets — 2.7%
Affiliated Managers Group, Inc. 1,229 230,487
Carlyle Group, Inc. (The) 8,669 461,451
Evercore, Inc., Class
a
A 1,470 452,613
Federated Hermes, Inc.,
Class
a
B 3,245 138,724
Hamilton Lane, Inc., Class
a
A 1,671 321,500
Houlihan Lokey, Inc., Class
a
A 2,190 414,107
Interactive Brokers Group, Inc.,
Class
a
A 4,487 857,421
Janus Henderson Group plc 5,253 237,856
Jefferies Financial Group, Inc. 6,693 529,684
Morningstar, Inc. 1,113 394,169
SEI Investments Co. 4,070 336,304
Stifel Financial Corp. 4,227 489,486
4,863,802
Chemicals — 1.5%
Arcadium Lithium plc* 44,340 232,785
Ashland, Inc. 2,013 157,135
Avient Corp. 3,765 192,956

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA MIDCAP400
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Investments
Shares Value
Common Stocks (a) (continued)
Axalta Coating Systems Ltd.* 9,042 $ 365,839
Cabot Corp. 2,260 247,741
Chemours Co. (The) 6,155 133,810
NewMarket Corp. 316 168,605
Olin Corp. 4,845 206,348
RPM International, Inc. 5,309 736,783
Scotts Miracle-Gro Co. (The) 1,757 135,447
Westlake Corp. 1,379 177,064
2,754,513
Commercial Services & Supplies — 1.2%
Brink's Co. (The) 1,820 176,012
Clean Harbors, Inc.* 2,092 544,108
MSA Safety, Inc. 1,623 282,094
RB Global, Inc. 7,597 742,683
Tetra Tech, Inc. 11,029 457,814
2,202,711
Communications Equipment — 0.4%
Ciena Corp.* 5,925 413,091
Lumentum Holdings, Inc.* 2,800 243,516
656,607
Construction & Engineering — 1.9%
AECOM 5,528 646,610
Comfort Systems USA, Inc. 1,466 723,134
EMCOR Group, Inc. 1,924 981,483
Fluor Corp.* 7,062 396,390
MasTec, Inc.* 2,537 365,480
Valmont Industries, Inc. 831 289,072
3,402,169
Construction Materials — 0.4%
Eagle Materials, Inc. 1,386 428,163
Knife River Corp.* 2,334 241,569
669,732
Consumer Finance — 0.5%
Ally Financial, Inc. 11,306 452,014
FirstCash Holdings, Inc. 1,605 174,720
SLM Corp. 8,966 245,489
872,223
Consumer Staples Distribution & Retail — 1.7%
BJ's Wholesale Club Holdings,
Inc.* 5,472 526,954
Casey's General Stores, Inc. 1,530 643,962
Performance Food Group Co.* 6,425 566,942
Sprouts Farmers Market, Inc.* 4,128 637,693
US Foods Holding Corp.* 10,083 703,491
3,079,042
Containers & Packaging — 1.2%
AptarGroup, Inc. 2,737 473,391
Berry Global Group, Inc. 4,725 341,665
Crown Holdings, Inc. 4,915 452,622
Graphic Packaging Holding Co. 12,374 372,334
Greif, Inc., Class
a
A 1,064 75,576
Silgan Holdings, Inc. 3,346 192,495
Investments
Shares Value
Common Stocks (a) (continued)
Sonoco Products Co. 4,051 $ 210,166
2,118,249
Diversified Consumer Services — 1.0%
Duolingo, Inc., Class
a
A* 1,544 537,729
Graham Holdings Co., Class
a
B 142 132,219
Grand Canyon Education, Inc.* 1,198 197,179
H&R Block, Inc. 5,756 341,216
Service Corp. International 6,004 531,894
1,740,237
Diversified REITs — 0.3%
WP Carey, Inc., REIT 9,023 514,852
Diversified Telecommunication Services — 0.3%
Frontier Communications
Parent, Inc.* 9,121 317,502
Iridium Communications, Inc. 4,881 145,063
462,565
Electric Utilities — 0.6%
ALLETE, Inc. 2,381 154,479
IDACORP, Inc. 2,196 260,160
OGE Energy Corp. 8,282 364,077
Portland General Electric Co. 4,250 203,660
TXNM Energy, Inc. 3,730 182,957
1,165,333
Electrical Equipment — 1.1%
Acuity Brands, Inc. 1,268 406,635
EnerSys 1,659 160,359
NEXTracker, Inc., Class
a
A* 5,914 225,678
nVent Electric plc 6,853 536,659
Regal Rexnord Corp. 2,744 473,916
Sensata Technologies Holding
plc 6,224 200,039
2,003,286
Electronic Equipment, Instruments & Components — 2.2%
Arrow Electronics, Inc.* 2,183 262,309
Avnet, Inc. 3,633 198,761
Belden, Inc. 1,682 205,877
Cognex Corp. 7,071 282,699
Coherent Corp.* 6,321 633,111
Crane NXT Co. 2,026 126,990
Fabrinet* 1,490 349,524
Flex Ltd.* 16,372 638,017
IPG Photonics Corp.* 1,131 88,263
Littelfuse, Inc. 1,022 252,097
Novanta, Inc.* 1,480 247,130
TD SYNNEX Corp. 3,136 373,153
Vishay Intertechnology, Inc. 4,678 89,350
Vontier Corp. 6,334 248,673
3,995,954
Energy Equipment & Services — 0.5%
ChampionX Corp. 7,854 243,081
NOV, Inc. 16,233 260,053
Valaris Ltd.* 2,747 126,884

See accompanying notes to the financial statements.
ULTRA MIDCAP400 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
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Investments
Shares Value
Common Stocks (a) (continued)
Weatherford International plc 3,016 $ 248,217
878,235
Entertainment — 0.3%
TKO Group Holdings, Inc.,
Class
a
A* 2,739 377,872
Warner Music Group Corp.,
Class
a
A 5,838 189,852
567,724
Financial Services — 1.4%
Equitable Holdings, Inc. 13,181 635,720
Essent Group Ltd. 4,381 253,134
Euronet Worldwide, Inc.* 1,741 183,031
MGIC Investment Corp. 10,688 280,667
Shift4 Payments, Inc., Class
a
A* 2,686 306,419
Voya Financial, Inc. 4,054 336,482
Western Union Co. (The) 13,927 153,336
WEX, Inc.* 1,694 319,590
2,468,379
Food Products — 0.7%
Darling Ingredients, Inc.* 6,557 265,755
Flowers Foods, Inc. 8,075 182,657
Ingredion, Inc. 2,683 395,313
Lancaster Colony Corp. 794 147,557
Pilgrim's Pride Corp.* 1,662 85,776
Post Holdings, Inc.* 1,951 235,056
1,312,114
Gas Utilities — 0.7%
National Fuel Gas Co. 3,767 240,975
New Jersey Resources Corp. 4,089 210,911
ONE Gas, Inc. 2,336 182,138
Southwest Gas Holdings, Inc. 2,482 193,993
Spire, Inc. 2,381 174,265
UGI Corp. 8,852 268,835
1,271,117
Ground Transportation — 1.3%
Avis Budget Group, Inc. 706 77,003
Knight-Swift Transportation
Holdings, Inc., Class
a
A 6,674 396,169
Landstar System, Inc. 1,462 271,815
Ryder System, Inc. 1,785 301,379
Saia, Inc.* 1,096 623,712
XPO, Inc.* 4,795 730,806
2,400,884
Health Care Equipment & Supplies — 1.2%
DENTSPLY SIRONA, Inc. 8,356 164,195
Enovis Corp.* 2,303 112,411
Envista Holdings Corp.* 7,089 158,014
Globus Medical, Inc., Class
a
A* 4,658 398,771
Haemonetics Corp.* 2,110 184,562
Lantheus Holdings, Inc.* 2,863 255,580
LivaNova plc* 2,239 117,548
Masimo Corp.* 1,820 314,023
Neogen Corp.* 8,130 115,283
Investments
Shares Value
Common Stocks (a) (continued)
Penumbra, Inc.* 1,602 $ 391,080
2,211,467
Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc.* 3,829 155,572
Amedisys, Inc.* 1,345 122,946
Chemed Corp. 621 355,454
Encompass Health Corp. 4,149 427,098
Ensign Group, Inc. (The) 2,338 341,839
HealthEquity, Inc.* 3,588 364,326
Option Care Health, Inc.* 7,051 167,814
Tenet Healthcare Corp.* 3,951 563,729
2,498,778
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc.,
Class
a
A, REIT 14,968 274,214
Omega Healthcare Investors,
Inc., REIT 10,631 431,725
Sabra Health Care REIT, Inc.,
REIT 9,659 180,913
886,852
Health Care Technology — 0.2%
Doximity, Inc., Class
a
A* 5,161 273,533
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.,
REIT 8,614 133,948
Hotels, Restaurants & Leisure — 2.4%
Aramark 10,862 441,975
Boyd Gaming Corp. 2,838 209,586
Choice Hotels International,
Inc.(b) 934 141,258
Churchill Downs, Inc.* 3,027 430,167
Hilton Grand Vacations, Inc.* 2,636 111,740
Hyatt Hotels Corp., Class
a
A 1,852 292,505
Light & Wonder, Inc.* 3,658 347,657
Marriott Vacations Worldwide
Corp. 1,330 132,003
Planet Fitness, Inc., Class
a
A* 3,487 347,131
Texas Roadhouse, Inc., Class
a
A 2,749 564,287
Travel + Leisure Co. 2,876 160,682
Vail Resorts, Inc. 1,551 278,001
Wendy's Co. (The) 7,039 129,236
Wingstop, Inc. 1,208 397,154
Wyndham Hotels & Resorts,
Inc. 3,256 319,674
4,303,056
Household Durables — 1.3%
KB Home 2,972 245,903
Taylor Morrison Home Corp.,
Class
a
A* 4,298 317,493
Tempur Sealy International, Inc. 7,160 400,817
Toll Brothers, Inc. 4,232 698,999
TopBuild Corp.* 1,236 482,831
Whirlpool Corp. 2,263 252,144
2,398,187

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA MIDCAP400
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Investments
Shares Value
Common Stocks (a) (continued)
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc. 2,218 $ 181,033
Industrial REITs — 0.7%
EastGroup Properties, Inc.,
REIT 2,006 345,453
First Industrial Realty Trust, Inc.,
REIT 5,457 291,677
Rexford Industrial Realty, Inc.,
REIT 9,038 380,319
STAG Industrial, Inc., REIT 7,509 276,256
1,293,705
Insurance — 3.4%
American Financial Group, Inc. 2,975 436,909
Brighthouse Financial, Inc.* 2,505 130,936
CNO Financial Group, Inc. 4,361 174,004
Fidelity National Financial, Inc. 10,711 678,970
First American Financial Corp. 4,242 297,576
Hanover Insurance Group, Inc.
(The) 1,484 244,875
Kemper Corp. 2,497 178,511
Kinsale Capital Group, Inc. 912 463,697
Old Republic International
Corp. 9,805 382,101
Primerica, Inc. 1,395 422,336
Reinsurance Group of America,
Inc. 2,715 620,106
RenaissanceRe Holdings Ltd. 2,150 615,223
RLI Corp. 1,716 301,844
Ryan Specialty Holdings, Inc.,
Class
a
A 4,218 318,037
Selective Insurance Group, Inc. 2,508 256,042
Unum Group 7,047 541,914
6,063,081
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc.,
Class
a
A* 11,898 130,164
IT Services — 0.3%
ASGN, Inc.* 1,847 169,093
Kyndryl Holdings, Inc.* 9,533 330,890
499,983
Leisure Products — 0.4%
Brunswick Corp. 2,730 219,793
Mattel, Inc.* 14,014 266,546
Polaris, Inc. 2,161 149,109
YETI Holdings, Inc.* 3,490 140,891
776,339
Life Sciences Tools & Services — 1.6%
Avantor, Inc.* 28,030 590,312
Bio-Rad Laboratories, Inc.,
Class
a
A* 789 268,678
Bruker Corp. 4,557 264,078
Illumina, Inc.* 6,568 946,777
Medpace Holdings, Inc.* 1,048 356,980
Investments
Shares Value
Common Stocks (a) (continued)
Repligen Corp.* 2,148 $ 323,360
Sotera Health Co.* 6,306 83,050
2,833,235
Machinery — 3.6%
AGCO Corp. 2,554 258,490
Chart Industries, Inc.* 1,734 335,096
CNH Industrial NV 36,186 454,496
Crane Co. 2,005 365,070
Donaldson Co., Inc. 4,964 387,440
Esab Corp. 2,343 302,435
Flowserve Corp. 5,417 330,545
Graco, Inc. 6,965 634,372
ITT, Inc. 3,369 525,968
Lincoln Electric Holdings, Inc. 2,337 510,588
Middleby Corp. (The)* 2,217 317,896
Mueller Industries, Inc. 4,672 377,357
Oshkosh Corp. 2,684 304,929
RBC Bearings, Inc.* 1,198 401,462
Terex Corp. 2,758 151,111
Timken Co. (The) 2,631 203,771
Toro Co. (The) 4,283 372,964
Watts Water Technologies, Inc.,
Class
a
A 1,130 243,843
6,477,833
Marine Transportation — 0.2%
Kirby Corp.* 2,387 301,979
Media — 0.3%
New York Times Co. (The),
Class
a
A 6,737 365,550
Nexstar Media Group, Inc.,
Class
a
A 1,250 213,237
578,787
Metals & Mining — 1.4%
Alcoa Corp. 10,652 494,573
Cleveland-Cliffs, Inc.* 19,911 247,892
Commercial Metals Co. 4,741 292,472
Reliance, Inc. 2,268 728,572
Royal Gold, Inc. 2,711 396,511
United States Steel Corp. 9,225 376,103
2,536,123
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management,
Inc. 20,657 411,694
Starwood Property Trust, Inc. 13,090 266,643
678,337
Multi-Utilities — 0.2%
Black Hills Corp. 2,876 184,265
Northwestern Energy Group,
Inc. 2,527 139,592
323,857
Office REITs — 0.5%
COPT Defense Properties, REIT 4,635 152,723

See accompanying notes to the financial statements.
ULTRA MIDCAP400 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
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Investments
Shares Value
Common Stocks (a) (continued)
Cousins Properties, Inc., REIT 6,273 $ 199,105
Kilroy Realty Corp., REIT 4,356 180,905
Vornado Realty Trust, REIT 6,833 294,161
826,894
Oil, Gas & Consumable Fuels — 2.8%
Antero Midstream Corp. 13,890 221,823
Antero Resources Corp.* 12,054 394,045
Chord Energy Corp. 2,551 325,304
Civitas Resources, Inc. 3,731 193,564
CNX Resources Corp.* 6,235 252,642
DT Midstream, Inc. 4,004 424,904
Expand Energy Corp. 8,513 842,447
HF Sinclair Corp. 6,687 273,699
Matador Resources Co. 4,786 287,208
Murphy Oil Corp. 5,848 189,885
Ovintiv, Inc. 10,887 494,488
PBF Energy, Inc., Class
a
A 4,106 129,298
Permian Resources Corp.,
Class
a
A 26,165 409,744
Range Resources Corp. 9,984 356,828
Viper Energy, Inc., Class
a
A 4,183 226,342
5,022,221
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. 2,579 304,838
Passenger Airlines — 0.2%
American Airlines Group, Inc.* 27,076 393,144
Personal Care Products — 0.5%
BellRing Brands, Inc.* 5,329 418,113
Coty, Inc., Class
a
A* 15,028 111,057
elf Beauty, Inc.* 2,325 301,134
830,304
Pharmaceuticals — 0.3%
Jazz Pharmaceuticals plc* 2,546 309,568
Perrigo Co. plc 5,625 160,538
470,106
Professional Services — 1.8%
CACI International, Inc.,
Class
a
A* 920 423,090
Concentrix Corp. 1,939 87,158
ExlService Holdings, Inc.* 6,655 308,526
Exponent, Inc. 2,092 206,501
FTI Consulting, Inc.* 1,455 294,667
Genpact Ltd. 6,759 311,995
Insperity, Inc. 1,470 115,909
KBR, Inc. 5,486 333,713
ManpowerGroup, Inc. 1,956 125,908
Maximus, Inc. 2,481 184,835
Parsons Corp.* 1,926 184,723
Paylocity Holding Corp.* 1,787 370,874
Science Applications
International Corp. 2,112 262,416
3,210,315
Investments
Shares Value
Common Stocks (a) (continued)
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.* 1,957 $ 549,134
Residential REITs — 0.7%
American Homes 4 Rent,
Class
a
A, REIT 12,973 496,736
Equity LifeStyle Properties, Inc.,
REIT 7,690 548,528
Independence Realty Trust,
Inc., REIT 9,265 202,347
1,247,611
Retail REITs — 0.7%
Agree Realty Corp., REIT 4,139 317,875
Brixmor Property Group, Inc.,
REIT 12,425 373,620
Kite Realty Group Trust, REIT 9,057 249,701
NNN REIT, Inc., REIT 7,572 333,017
1,274,213
Semiconductors & Semiconductor Equipment — 1.5%
Allegro MicroSystems, Inc.* 6,404 139,159
Amkor Technology, Inc. 4,673 123,554
Cirrus Logic, Inc.* 2,202 229,999
Lattice Semiconductor Corp.* 5,680 322,340
MACOM Technology Solutions
Holdings, Inc.* 2,381 316,244
MKS Instruments, Inc. 2,774 315,237
Onto Innovation, Inc.* 2,036 334,271
Power Integrations, Inc. 2,343 153,490
Rambus, Inc.* 4,430 256,098
Silicon Laboratories, Inc.* 1,331 147,275
Synaptics, Inc.* 1,629 130,711
Universal Display Corp. 1,819 299,262
2,767,640
Software — 2.3%
Altair Engineering, Inc., Class
a
A* 2,450 258,744
Appfolio, Inc., Class
a
A* 949 240,809
Aspen Technology, Inc.* 1,095 273,750
Blackbaud, Inc.* 1,646 138,165
Commvault Systems, Inc.* 1,802 309,205
DocuSign, Inc., Class
a
A* 8,441 672,663
Dolby Laboratories, Inc.,
Class
a
A 2,461 192,746
Dropbox, Inc., Class
a
A* 9,782 270,570
Dynatrace, Inc.* 12,283 690,182
Manhattan Associates, Inc.* 2,525 720,736
Qualys, Inc.* 1,518 233,165
Teradata Corp.* 3,962 122,426
4,123,161
Specialized REITs — 1.2%
CubeSmart, REIT 9,285 460,165
EPR Properties, REIT 3,122 141,645
Gaming and Leisure Properties,
Inc., REIT 11,313 583,864
Lamar Advertising Co., Class
a
A,
REIT 3,623 485,555

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA MIDCAP400
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::
Investments
Shares Value
Common Stocks (a) (continued)
National Storage Affiliates Trust,
REIT 2,881 $ 129,933
PotlatchDeltic Corp., REIT 2,961 132,771
Rayonier, Inc., REIT 5,528 176,177
2,110,110
Specialty Retail — 3.2%
Abercrombie & Fitch Co.,
Class
a
A* 2,107 315,397
AutoNation, Inc.* 1,080 193,201
Burlington Stores, Inc.* 2,603 733,734
Chewy, Inc., Class
a
A* 5,831 194,814
Dick's Sporting Goods, Inc. 2,388 494,889
Five Below, Inc.* 2,271 210,522
Floor & Decor Holdings, Inc.,
Class
a
A* 4,418 495,744
GameStop Corp., Class
a
A* 15,992 464,567
Gap, Inc. (The) 9,124 221,257
Lithia Motors, Inc., Class
a
A 1,103 426,751
Murphy USA, Inc. 769 421,258
Penske Automotive Group, Inc. 771 128,402
RH* 616 237,246
Valvoline, Inc.* 5,313 210,979
Williams-Sonoma, Inc. 5,298 911,362
5,660,123
Technology Hardware, Storage & Peripherals — 0.4%
Pure Storage, Inc., Class
a
A* 12,739 675,040
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.* 4,857 113,703
Carter's, Inc. 1,490 81,309
Columbia Sportswear Co. 1,352 117,949
Crocs, Inc.* 2,448 258,509
PVH Corp. 2,303 249,576
Skechers USA, Inc., Class
a
A* 5,465 348,776
Under Armour, Inc., Class
a
A* 7,785 75,592
Under Armour, Inc., Class
a
C* 5,339 46,823
1,292,237
Trading Companies & Distributors — 1.3%
Applied Industrial Technologies,
Inc. 1,582 434,607
Core & Main, Inc., Class
a
A* 7,954 386,167
GATX Corp. 1,468 240,987
MSC Industrial Direct Co., Inc.,
Class
a
A 1,851 158,964
Watsco, Inc. 1,434 790,994
WESCO International, Inc. 1,844 390,135
2,401,854
Water Utilities — 0.2%
Essential Utilities, Inc. 10,381 415,551
Total Common Stocks
(Cost $105,791,249)
129,644,024
Investments
Shares Value
Securities Lending Reinvestments (c) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (d)
(Cost $103,781) 103,781 $ 103,781
Principal
Amount
Short-Term Investments — 6 .4%
Repurchase Agreements (e) — 6 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$11,492,170
(Cost $11,487,900) $ 11,487,900
11,487,900
Total Investments — 78.9%
(Cost $117,382,930) 141,235,705
Other assets less liabilities — 21.1% 37,684,933
Net Assets — 100.0% $ 178,920,638
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,615,430.
(b) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November 30,
2024 was $102,087, collateralized in the form of cash with a value of $103,781 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $103,781.
(d) Rate shown is the 7-day yield as of November 30, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 48,913,209
Aggregate gross unrealized depreciation (6,330,358)
Net unrealized appreciation $ 42,582,851
Federal income tax cost $ 117,607,576

See accompanying notes to the financial statements.
ULTRA MIDCAP400 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
52
MVV
::
Futures Contracts Purchased
Ultra MidCap400 had the following open long futures contracts as of November 30, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P Midcap 400 E-Mini Index 42 12/20/2024 U.S. Dollar $ 14,186,760 $ 1,297,858
Swap Agreements
a
Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
27,666,634 2/11/2025
Bank of
America NA 5.23% S&P MidCap 400
®
4,751,998 (4,751,998) — —
38,307,128 2/11/2025
BNP Paribas
SA 5.13% S&P MidCap 400
®
5,715,132 (5,680,658) (34,474) —
33,931,095 3/6/2025 Citibank NA 5.08% S&P MidCap 400
®
3,473,928 (3,473,928) — —
18,009,063 11/6/2026
Goldman Sachs
International 5.23% S&P MidCap 400
®
412,987
53,553,690 11/6/2026
Goldman Sachs
International 5.00%
SPDR
®
S&P MidCap
400
®
ETF Trust 918,504
71,562,753 1,331,491 (1,331,491) — —
15,784,018 1/26/2026
Morgan
Stanley & Co.
International plc 5.43% S&P MidCap 400
®
1,626,153 (1,550,991) — 75,162
12,629,907 11/6/2026
Societe
Generale 5.50% S&P MidCap 400
®
441,111 (361,872) — 79,239
14,137,956 11/6/2026 UBS AG 5.38% S&P MidCap 400
®
317,051 (317,051) — —
214,019,491 17,656,864
Total Unrealized
Appreciation
17,656,864
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA MSCI BRAZIL CAPPED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
53
UBR
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 74 .3%
Repurchase Agreements (a) — 16 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $275,442
(Cost $275,340) $ 275,340
$ 275,340
U.S. Treasury Obligations — 58 .1%
U.S. Treasury Bills
4.47%, 2/20/2025 (b)
(Cost $990,064) 1,000,000 990,273
Total Short-Term Investments
(Cost $1,265,404) 1,265,613
Total Investments — 74.3%
(Cost $1,265,404) 1,265,613
Other assets less liabilities — 25.7% 436,769
Net Assets — 100.0% $ 1,702,382
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 209
Aggregate gross unrealized depreciation (384,300)
Net unrealized depreciation $ (384,091)
Federal income tax cost $ 1,265,404
Swap Agreements
a
Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
640,714 4/10/2025
Bank of
America NA 4.88%
iShares
®
MSCI Brazil
Capped ETF
f
(155,551) — 39,000 (116,551)
2,061,205 11/13/2025 Citibank NA 4.88%
iShares
®
MSCI Brazil
Capped ETF
f
(157,760) — 157,760 —
376,086 11/13/2025
Goldman Sachs
International 5.08%
iShares
®
MSCI Brazil
Capped ETF
f
(28,961) — 28,961 —
89,934 11/13/2025
Morgan
Stanley & Co.
International plc 5.28%
iShares
®
MSCI Brazil
Capped ETF
f
(6,902) — 6,902 —
137,171 11/6/2026
Societe
Generale 4.93%
iShares
®
MSCI Brazil
Capped ETF
f
(10,877) — 10,877 —
98,109 11/13/2025 UBS AG 4.98%
iShares
®
MSCI Brazil
Capped ETF
f
(24,249) — 24,249 —
3,403,219 (384,300)
Total Unrealized
Depreciation
(384,300)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA MSCI EAFE :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
54
EFO
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 57 .9%
Repurchase Agreements (a) — 23 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $2,021,194
(Cost $2,020,442) $ 2,020,442
$ 2,020,442
U.S. Treasury Obligations (b) — 34 .5%
U.S. Treasury Bills
4.48%, 1/7/2025 (c)
(Cost $2,986,271) 3,000,000 2,986,609
Total Short-Term Investments
(Cost $5,006,713) 5,007,051
Total Investments — 57.9%
(Cost $5,006,713) 5,007,051
Other assets less liabilities — 42.1% 3,644,099
Net Assets — 100.0% $ 8,651,150
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $488,806.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,624,944
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 1,624,944
Federal income tax cost $ 5,006,713
Swap Agreements
a
Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
6,396,765 4/10/2025
Bank of
America NA 4.88%
iShares
®
MSCI EAFE
ETF
f
1,252,510 (1,231,719) — 20,791
2,383,888 11/13/2025 Citibank NA 4.98%
iShares
®
MSCI EAFE
ETF
f
41,591 — — 41,591
2,499,827 3/6/2025
Goldman Sachs
International 4.98%
iShares
®
MSCI EAFE
ETF
f
85,406 (85,406) — —
3,176 11/13/2025
Morgan
Stanley & Co.
International plc 5.28%
iShares
®
MSCI EAFE
ETF
f
55 — — 55
1,106,976 11/6/2026
Societe
Generale 5.13%
iShares
®
MSCI EAFE
ETF
f
13,785 — — 13,785
4,909,126 3/6/2025 UBS AG 4.98%
iShares
®
MSCI EAFE
ETF
f
231,259 (134,314) — 96,945
17,299,758 1,624,606
Total Unrealized
Appreciation
1,624,606
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA MSCI EMERGING MARKETS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
55
EET
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 101 .5%
Repurchase Agreements (a) — 44 .7%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $7,860,114
(Cost $7,857,194) $ 7,857,194
$ 7,857,194
U.S. Treasury Obligations (b) — 56 .8%
U.S. Treasury Bills
5.01%, 12/5/2024 (c)
(Cost $9,994,516) 10,000,000 9,996,300
Total Short-Term Investments
(Cost $17,851,710) 17,853,494
Total Investments — 101.5%
(Cost $17,851,710) 17,853,494
Liabilities in excess of other assets — (1.5%) (266,543)
Net Assets — 100.0% $ 17,586,951
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,258,650.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 167,923
Aggregate gross unrealized depreciation (397,889)
Net unrealized depreciation $ (229,966)
Federal income tax cost $ 17,851,710
Swap Agreements
a
Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
7,161,018 3/6/2025
Bank of
America NA 4.83%
iShares
®
MSCI
Emerging Markets
ETF
f
(395,372) 395,372 — —
12,680,307 11/13/2025 Citibank NA 4.73%
iShares
®
MSCI
Emerging Markets
ETF
f
58,676 — — 58,676
4,051,032 3/6/2025
Goldman Sachs
International 5.03%
iShares
®
MSCI
Emerging Markets
ETF
f
72,328 (72,328) — —
111,111 11/13/2025
Morgan
Stanley & Co.
International plc 5.28%
iShares
®
MSCI
Emerging Markets
ETF
f
522 — — 522
4,280,057 11/6/2026
Societe
Generale 5.38%
iShares
®
MSCI
Emerging Markets
ETF
f
(2,517) 2,517 — —
6,902,514 11/13/2025 UBS AG 4.98%
iShares
®
MSCI
Emerging Markets
ETF
f
34,613 — — 34,613
35,186,039 (231,750)
Total Unrealized
Appreciation
166,139
Total Unrealized
Depreciation
(397,889)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.
ULTRA MSCI EMERGING MARKETS :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
56
EET
::
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA MSCI JAPAN
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
57
EZJ
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds — 43 .4%
iShares MSCI Japan ETF
(Cost $2,509,826) 46,250 $ 3,223,162
Principal
Amount
Short-Term Investments — 31 .4%
Repurchase Agreements (a) — 24 .7%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $1,836,405
(Cost $1,835,723) $ 1,835,723
1,835,723
U.S. Treasury Obligations (b) — 6 .7%
U.S. Treasury Bills
4.53%, 1/2/2025 (c)
(Cost $498,010) 500,000 498,067
Total Short-Term Investments
(Cost $2,333,733) 2,333,790
Total Investments — 74.8%
(Cost $4,843,559) 5,556,952
Other assets less liabilities — 25.2% 1,871,177
Net Assets — 100.0% $ 7,428,129
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $466,188.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,439,837
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 1,439,837
Federal income tax cost $ 4,843,559
Swap Agreements
a
Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
5,126,081 3/6/2025
Bank of
America NA 4.93%
iShares
®
MSCI Japan
ETF
f
125,078 — — 125,078
2,492,549 4/10/2025 Citibank NA 5.08%
iShares
®
MSCI Japan
ETF
f
448,152 (448,152) — —
1,039,646 3/6/2025
Goldman Sachs
International 5.23%
iShares
®
MSCI Japan
ETF
f
92,259 — — 92,259
209,882 11/13/2025
Morgan
Stanley & Co.
International plc 5.28%
iShares
®
MSCI Japan
ETF
f
5,123 — — 5,123
1,389,449 11/6/2026
Societe
Generale 5.28%
iShares
®
MSCI Japan
ETF
f
23,129 — — 23,129
1,371,670 11/13/2025 UBS AG 5.08%
iShares
®
MSCI Japan
ETF
f
32,703 — — 32,703
11,629,277 726,444
Total Unrealized
Appreciation
726,444
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.
ULTRA MSCI JAPAN :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
58
EZJ
::
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
59
BIB
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 70 .8%
Biotechnology — 57.1%
4D Molecular Therapeutics,
Inc.* 2,914 $ 22,846
89bio, Inc.* 5,937 53,374
AC Immune SA* 5,539 18,833
ACADIA Pharmaceuticals, Inc.* 9,299 151,760
ACELYRIN, Inc.* 5,595 25,457
ADMA Biologics, Inc.* 13,067 262,777
Agios Pharmaceuticals, Inc.* 3,190 189,454
Akero Therapeutics, Inc.* 3,894 124,997
Alector, Inc.* 5,452 14,121
Alkermes plc* 9,233 267,942
Allogene Therapeutics, Inc.* 11,724 29,076
Alnylam Pharmaceuticals, Inc.* 7,196 1,821,092
ALX Oncology Holdings, Inc.* 2,951 4,368
Amarin Corp. plc, ADR* 22,433 11,367
Amgen, Inc. 13,849 3,917,467
Amicus Therapeutics, Inc.* 16,622 165,888
AnaptysBio, Inc.* 1,692 42,232
Anavex Life Sciences Corp.*(b) 4,754 44,973
Apellis Pharmaceuticals, Inc.* 6,827 231,640
Apogee Therapeutics, Inc.* 2,524 113,959
Arbutus Biopharma Corp.* 10,585 36,624
Arcellx, Inc.* 3,015 265,531
Arcturus Therapeutics Holdings,
Inc.* 1,515 27,785
Arcutis Biotherapeutics, Inc.* 6,553 85,451
Ardelyx, Inc.* 13,201 74,850
Argenx SE, ADR* 1,799 1,109,173
Arrowhead Pharmaceuticals,
Inc.* 6,972 181,481
ARS Pharmaceuticals, Inc.* 5,436 78,876
Ascendis Pharma A/S, ADR* 3,248 441,988
Aurinia Pharmaceuticals, Inc.* 8,016 71,022
Autolus Therapeutics plc, ADR* 11,192 37,157
Avidity Biosciences, Inc.* 6,565 282,492
Beam Therapeutics, Inc.* 4,622 126,504
BeiGene Ltd., ADR* 2,476 532,340
Bicycle Therapeutics plc, ADR* 2,081 42,452
BioCryst Pharmaceuticals, Inc.* 11,596 86,970
Biogen, Inc.* 8,162 1,311,062
BioMarin Pharmaceutical, Inc.* 10,674 704,804
Biomea Fusion, Inc.*(b) 2,026 14,668
BioNTech SE, ADR* 5,496 650,671
Bluebird Bio, Inc.*(b) 10,672 4,322
Blueprint Medicines Corp.* 3,553 342,438
Bridgebio Pharma, Inc.* 10,541 285,556
Cabaletta Bio, Inc.* 2,740 10,467
Caribou Biosciences, Inc.* 5,066 11,095
Centessa Pharmaceuticals plc,
ADR* 3,963 70,977
Cogent Biosciences, Inc.* 6,136 58,353
Coherus Biosciences, Inc.* 6,457 7,878
Crinetics Pharmaceuticals, Inc.* 4,486 256,599
CRISPR Therapeutics AG* 4,773 244,234
Cullinan Therapeutics, Inc.* 3,251 43,726
CureVac NV*(b) 12,571 36,079
Cytokinetics, Inc.* 6,595 342,017
Investments
Shares Value
Common Stocks (a) (continued)
Day One Biopharmaceuticals,
Inc.* 5,597 $ 77,966
Denali Therapeutics, Inc.* 8,027 200,675
Disc Medicine, Inc.* 1,669 105,898
Dynavax Technologies Corp.* 7,343 94,431
Dyne Therapeutics, Inc.* 5,632 172,396
Editas Medicine, Inc.* 4,625 10,360
Erasca, Inc.* 15,833 45,282
Exelixis, Inc.* 15,994 583,141
Galapagos NV, ADR* 1,135 31,371
Genmab A/S, ADR* 2,352 50,568
Geron Corp.* 33,792 139,223
Gilead Sciences, Inc. 58,531 5,418,800
GRAIL, Inc.*(b) 1,741 30,468
Grifols SA, ADR* 6,838 47,798
Halozyme Therapeutics, Inc.* 7,101 342,268
Humacyte, Inc.* 6,691 30,243
Ideaya Biosciences, Inc.* 4,731 129,440
ImmunityBio, Inc.*(b) 39,049 196,807
Immunocore Holdings plc,
ADR* 2,166 70,915
Immunovant, Inc.* 8,207 231,437
Incyte Corp.* 10,796 805,274
Insmed, Inc.* 9,634 724,091
Intellia Therapeutics, Inc.* 5,696 88,972
Ionis Pharmaceuticals, Inc.* 8,197 292,879
Iovance Biotherapeutics, Inc.* 17,015 158,580
Ironwood Pharmaceuticals,
Inc., Class
a
A* 8,957 31,529
iTeos Therapeutics, Inc.* 2,048 17,510
Janux Therapeutics, Inc.* 2,926 132,284
KalVista Pharmaceuticals, Inc.* 2,415 24,295
Keros Therapeutics, Inc.* 2,104 121,485
Kiniksa Pharmaceuticals
International plc, Class
a
A* 2,277 50,276
Krystal Biotech, Inc.* 1,609 317,649
Kura Oncology, Inc.* 4,294 47,406
Kymera Therapeutics, Inc.* 3,621 169,644
Legend Biotech Corp., ADR* 4,578 192,596
Lexicon Pharmaceuticals,
Inc.*(b) 20,264 16,286
Lyell Immunopharma, Inc.* 14,353 13,565
MacroGenics, Inc.* 3,516 12,622
Madrigal Pharmaceuticals, Inc.* 1,213 398,094
MannKind Corp.* 15,417 104,527
MeiraGTx Holdings plc* 4,340 29,382
Merus NV* 3,825 171,513
Mineralys Therapeutics, Inc.* 2,787 35,590
Mirum Pharmaceuticals, Inc.* 2,672 123,500
Moderna, Inc.* 21,550 927,943
Myriad Genetics, Inc.* 5,093 82,863
Neurocrine Biosciences, Inc.* 5,661 717,532
Novavax, Inc.*(b) 8,971 78,227
Nurix Therapeutics, Inc.* 3,610 79,817
Nuvalent, Inc., Class
a
A* 3,326 321,558
Olema Pharmaceuticals, Inc.* 3,210 32,485
OnKure Therapeutics, Inc.* 189 2,914
ORIC Pharmaceuticals, Inc.* 3,954 39,145
Ovid therapeutics, Inc.* 3,979 4,536
Precigen, Inc.* 16,130 15,035

See accompanying notes to the financial statements.
ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
60
BIB
::
Investments
Shares Value
Common Stocks (a) (continued)
Prime Medicine, Inc.*(b) 6,729 $ 22,138
Protagonist Therapeutics, Inc.* 3,302 144,628
Prothena Corp. plc* 3,016 48,889
PTC Therapeutics, Inc.* 4,312 189,211
RAPT Therapeutics, Inc.* 1,956 2,465
Recursion Pharmaceuticals,
Inc., Class
a
A*(b) 17,576 124,262
Regeneron Pharmaceuticals,
Inc.* 3,904 2,928,859
REGENXBIO, Inc.* 2,770 27,478
Relay Therapeutics, Inc.* 7,507 35,283
Replimune Group, Inc.* 3,826 53,870
REVOLUTION Medicines, Inc.* 9,365 541,765
Rhythm Pharmaceuticals, Inc.* 3,426 212,549
Rocket Pharmaceuticals, Inc.* 5,102 73,418
Roivant Sciences Ltd.* 41,455 526,893
Sage Therapeutics, Inc.* 3,422 18,718
Sana Biotechnology, Inc.* 12,473 34,675
Sarepta Therapeutics, Inc.* 5,347 712,969
Savara, Inc.* 9,229 31,009
Scholar Rock Holding Corp.* 4,486 178,991
SpringWorks Therapeutics, Inc.* 4,165 172,764
Summit Therapeutics, Inc.* 40,614 749,734
Syndax Pharmaceuticals, Inc.* 4,769 79,738
Tango Therapeutics, Inc.* 6,007 23,668
Taysha Gene Therapies, Inc.* 11,491 37,231
Tourmaline Bio, Inc.* 1,437 37,419
Travere Therapeutics, Inc.* 4,285 80,601
Twist Bioscience Corp.* 3,287 161,655
Ultragenyx Pharmaceutical,
Inc.* 5,167 246,104
uniQure NV* 2,732 16,310
United Therapeutics Corp.* 2,494 924,002
UroGen Pharma Ltd.*(b) 2,360 29,972
Vanda Pharmaceuticals, Inc.* 3,268 16,830
Vaxcyte, Inc.* 6,258 590,380
Vera Therapeutics, Inc.,
Class
a
A* 3,074 152,932
Veracyte, Inc.* 4,305 184,900
Vericel Corp.* 2,743 159,478
Vertex Pharmaceuticals, Inc.* 9,326 4,365,780
Verve Therapeutics, Inc.* 4,743 26,608
Vir Biotechnology, Inc.* 7,660 60,974
Voyager Therapeutics, Inc.* 3,056 20,964
Xencor, Inc.* 3,467 88,755
Xenon Pharmaceuticals, Inc.* 4,249 181,135
Y-mAbs Therapeutics, Inc.* 2,497 29,764
Zai Lab Ltd., ADR* 2,786 80,376
Zentalis Pharmaceuticals, Inc.* 3,988 14,397
Zymeworks, Inc.* 3,984 56,135
44,277,032
Health Care Equipment & Supplies — 0.1%
Novocure Ltd.* 6,068 121,603
Health Care Providers & Services — 0.4%
23andMe Holding Co.* 949 3,369
Castle Biosciences, Inc.* 1,556 47,116
Guardant Health, Inc.* 6,892 245,424
295,909
Investments
Shares Value
Common Stocks (a) (continued)
Life Sciences Tools & Services — 2.9%
AbCellera Biologics, Inc.* 16,519 $ 49,722
Adaptive Biotechnologies
Corp.* 8,267 49,106
Fortrea Holdings, Inc.* 5,022 105,713
Illumina, Inc.* 8,931 1,287,404
Maravai LifeSciences Holdings,
Inc., Class
a
A* 7,938 45,009
MaxCyte, Inc.* 5,893 20,920
Medpace Holdings, Inc.* 1,740 592,696
Nautilus Biotechnology, Inc.,
Class
a
A* 7,031 15,750
OmniAb, Inc.* 6,620 25,884
Pacific Biosciences of
California, Inc.*(b) 15,273 29,171
2,221,375
Pharmaceuticals — 10.3%
Aclaris Therapeutics, Inc.* 4,000 16,280
Amphastar Pharmaceuticals,
Inc.* 2,731 123,414
Amylyx Pharmaceuticals, Inc.* 3,817 21,146
ANI Pharmaceuticals, Inc.* 1,180 67,531
Arvinas, Inc.* 3,847 102,792
AstraZeneca plc, ADR 32,646 2,207,523
ATAI Life Sciences NV*(b) 9,408 16,746
Atea Pharmaceuticals, Inc.* 4,730 16,177
Avadel Pharmaceuticals plc,
ADR* 5,396 59,680
Axsome Therapeutics, Inc.* 2,691 264,310
Collegium Pharmaceutical, Inc.* 1,806 55,083
Edgewise Therapeutics, Inc.* 5,257 173,481
Enliven Therapeutics, Inc.* 2,648 64,558
Evolus, Inc.* 3,537 48,422
EyePoint Pharmaceuticals, Inc.* 3,089 27,338
Fulcrum Therapeutics, Inc.* 3,498 13,467
Harmony Biosciences Holdings,
Inc.* 3,187 110,493
Harrow, Inc.* 1,988 83,317
HUTCHMED China Ltd.,
ADR*(b) 1,741 29,510
Innoviva, Inc.* 3,508 66,617
Intra-Cellular Therapies, Inc.* 5,922 507,219
Jazz Pharmaceuticals plc* 3,462 420,945
Ligand Pharmaceuticals, Inc.* 1,024 124,385
Marinus Pharmaceuticals, Inc.* 3,088 1,002
Ocular Therapeutix, Inc.* 8,741 86,449
Pacira BioSciences, Inc.* 2,585 43,712
Phathom Pharmaceuticals, Inc.* 3,830 33,972
Phibro Animal Health Corp.,
Class
a
A 1,139 26,618
Pliant Therapeutics, Inc.* 3,409 47,044
Revance Therapeutics, Inc.* 5,877 21,216
Royalty Pharma plc, Class
a
A 25,119 669,673
Sanofi SA, ADR 16,390 794,751
SIGA Technologies, Inc. 4,002 29,135
Structure Therapeutics, Inc.,
ADR* 3,340 110,721
Supernus Pharmaceuticals,
Inc.* 3,090 113,001

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
61
BIB
::
Investments
Shares Value
Common Stocks (a) (continued)
Tarsus Pharmaceuticals, Inc.* 2,132 $ 111,823
Terns Pharmaceuticals, Inc.* 3,944 24,611
Theravance Biopharma, Inc.* 2,744 25,382
Third Harmonic Bio, Inc.* 2,302 29,374
Ventyx Biosciences, Inc.* 3,962 10,618
Verona Pharma plc, ADR* 4,046 160,343
Viatris, Inc. 66,910 875,852
WaVe Life Sciences Ltd.* 6,988 105,519
Xeris Biopharma Holdings, Inc.* 8,351 27,391
7,968,641
Total Common Stocks
(Cost $68,327,924)
54,884,560
Number of
Rights
Rights — 0 .0% (c)
Biotechnology — 0.0%(c)
Cartesian Therapeutics,
Inc.*(d)
(Cost $1,761) 9,785 1,761
Shares
Securities Lending Reinvestments (e) — 0 .6%
Investment Companies — 0 .6%
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (f)
(Cost $456,345) 456,345 456,345
Principal
Amount
Short-Term Investments — 31 .9%
Repurchase Agreements (g) — 19 .0%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$14,746,175
(Cost $14,740,696) $ 14,740,696
14,740,696
U.S. Treasury Obligations (a) — 12 .9%
U.S. Treasury Bills
5.01%, 12/5/2024 (h)
(Cost $9,994,516) 10,000,000 9,996,300
Total Short-Term Investments
(Cost $24,735,212) 24,736,996
Total Investments — 103.3%
(Cost $93,521,242) 80,079,662
Liabilities in excess of other assets — (3.3%) (2,586,424)
Net Assets — 100.0% $ 77,493,238
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $11,013,575.
(b) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November
30, 2024 was $493,187, collateralized in the form of cash
with a value of $456,345 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $50,789 of collateral
in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from December 5, 2024 – August 15, 2054. The total value of
collateral is $507,134.
(c) Represents less than 0.05% of net assets.
(d) Illiquid security.
(e) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $456,345.
(f) Rate shown is the 7-day yield as of November 30, 2024.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(h) The rate shown was the current yield as of November 30, 2024.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 8,310,782
Aggregate gross unrealized depreciation (25,005,590)
Net unrealized depreciation $ (16,694,808)
Federal income tax cost $ 94,735,825

See accompanying notes to the financial statements.
ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
62
BIB
::
Swap Agreements
a
Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
22,884,979 3/6/2025
Bank of
America NA 4.73%
Nasdaq
Biotechnology Index
®
(1,813,028) 1,813,028 — —
31,923,779 11/6/2025
BNP Paribas
SA 4.88%
Nasdaq
Biotechnology Index
®
1,473,148 (1,473,148) — —
4,417,215 3/6/2025 Citibank NA 4.98%
Nasdaq
Biotechnology Index
®
6,282 — — 6,282
6,135,794 11/6/2026
Goldman Sachs
International 5.33%
Nasdaq
Biotechnology Index
®
(314,680) 314,680 — —
3,172,405 1/26/2026
Morgan
Stanley & Co.
International plc 5.38%
Nasdaq
Biotechnology Index
®
24,563 — — 24,563
4,835,247 11/6/2026
Societe
Generale 5.48%
Nasdaq
Biotechnology Index
®
31,865 — — 31,865
26,944,543 11/6/2026 UBS AG 5.08%
Nasdaq
Biotechnology Index
®
(1,446,795) 1,446,795 — —
100,313,962 (2,038,645)
Total Unrealized
Appreciation
1,535,858
Total Unrealized
Depreciation
(3,574,503)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA NASDAQ CLOUD COMPUTING
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
63
SKYU
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 57 .9%
Broadline Retail — 2.1%
Amazon.com, Inc.* 249 $ 51,765
Communications Equipment — 3.5%
Arista Networks, Inc.* 126 51,133
Cisco Systems, Inc. 586 34,697
85,830
Diversified Telecommunication Services — 2.1%
Lumen Technologies, Inc.* 7,051 51,754
Financial Services — 0.5%
Toast, Inc., Class
a
A* 298 12,975
Health Care Technology — 0.3%
Veeva Systems, Inc., Class
a
A* 34 7,747
Interactive Media & Services — 1.9%
Alphabet, Inc., Class
a
A 272 45,955
IT Services — 11.5%
Akamai Technologies, Inc.* 291 27,360
Cloudflare, Inc., Class
a
A* 361 36,039
DigitalOcean Holdings, Inc.* 503 19,154
Fastly, Inc., Class
a
A* 1,063 9,014
International Business
Machines Corp. 220 50,030
MongoDB, Inc., Class
a
A* 127 40,956
Shopify, Inc., Class
a
A* 300 34,680
Snowflake, Inc., Class
a
A* 65 11,362
Twilio, Inc., Class
a
A* 354 37,007
Wix.com Ltd.* 89 19,913
285,515
Media — 0.4%
Trade Desk, Inc. (The), Class
a
A* 71 9,127
Professional Services — 0.8%
Paycom Software, Inc. 45 10,436
Paylocity Holding Corp.* 46 9,547
19,983
Software — 30.1%
Adobe, Inc.* 39 20,121
Appfolio, Inc., Class
a
A* 32 8,120
Appian Corp., Class
a
A* 333 12,604
AppLovin Corp., Class
a
A* 239 80,483
Asana, Inc., Class
a
A* 527 8,068
Atlassian Corp., Class
a
A* 134 35,320
Blackbaud, Inc.* 89 7,471
BlackLine, Inc.* 149 9,240
Box, Inc., Class
a
A* 227 7,965
Confluent, Inc., Class
a
A* 1,047 32,290
Crowdstrike Holdings, Inc.,
Class
a
A* 27 9,341
Datadog, Inc., Class
a
A* 64 9,776
DocuSign, Inc., Class
a
A* 125 9,961
Dropbox, Inc., Class
a
A* 294 8,132
Investments
Shares Value
Common Stocks (continued)
Elastic NV* 97 $ 10,618
Five9, Inc.* 579 23,901
Gitlab, Inc., Class
a
A* 469 29,899
HubSpot, Inc.* 45 32,447
Intuit, Inc. 12 7,701
Klaviyo, Inc., Class
a
A* 235 8,728
Microsoft Corp. 106 44,887
Nutanix, Inc., Class
a
A* 703 45,892
Open Text Corp. 233 7,090
Oracle Corp. 314 58,040
Palo Alto Networks, Inc.* 20 7,756
Q2 Holdings, Inc.* 100 10,474
Qualys, Inc.* 59 9,062
RingCentral, Inc., Class
a
A* 521 19,605
Rubrik, Inc., Class
a
A* 455 23,123
Salesforce, Inc. 88 29,039
SAP SE, ADR 67 15,919
ServiceNow, Inc.* 26 27,286
Smartsheet, Inc., Class
a
A* 152 8,504
Sprout Social, Inc., Class
a
A* 238 7,621
Workday, Inc., Class
a
A* 28 7,000
Workiva, Inc., Class
a
A* 284 27,619
Zoom Communications, Inc.,
Class
a
A* 107 8,848
Zscaler, Inc.* 37 7,644
Zuora, Inc., Class
a
A* 842 8,361
745,956
Technology Hardware, Storage & Peripherals — 4.7%
Dell Technologies, Inc., Class
a
C 192 24,497
Hewlett Packard Enterprise Co. 1,147 24,340
NetApp, Inc. 184 22,566
Pure Storage, Inc., Class
a
A* 866 45,889
117,292
Total Common Stocks
(Cost $1,145,272)
1,433,899
Principal
Amount
Short-Term Investments — 22 .9%
Repurchase Agreements (a) — 10 .8%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $267,195
(Cost $267,095) $ 267,095
267,095
U.S. Treasury Obligations (b) — 12 .1%
U.S. Treasury Bills
4.53%, 1/2/2025 (c)
(Cost $298,806) 300,000 298,840
Total Short-Term Investments
(Cost $565,901) 565,935
Total Investments — 80.8%
(Cost $1,711,173) 1,999,834
Other assets less liabilities — 19.2% 474,057
Net Assets — 100.0% $ 2,473,891

See accompanying notes to the financial statements.
ULTRA NASDAQ CLOUD COMPUTING :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
64
SKYU
::
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $288,877.
(c) The rate shown was the current yield as of November 30, 2024.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 782,738
Aggregate gross unrealized depreciation (35,216)
Net unrealized appreciation $ 747,522
Federal income tax cost $ 1,714,426
Swap Agreements
a
Ultra Nasdaq Cloud Computing had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
871,625 11/6/2025
Bank of
America NA 4.68%
ISE Cloud Computing
Index 223,030 — — 223,030
1,262,026 3/6/2026
BNP Paribas
SA 5.13%
ISE Cloud Computing
Index 95,441 — — 95,441
726,580 11/6/2026
Goldman Sachs
International 5.33%
ISE Cloud Computing
Index 24,274 — — 24,274
664,225 1/26/2026 UBS AG 5.38%
ISE Cloud Computing
Index 119,369 — — 119,369
3,524,456 462,114
Total Unrealized
Appreciation
462,114
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA NASDAQ CYBERSECURITY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
65
UCYB
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 75 .7%
Repurchase Agreements (a) — 23 .8%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $917,022
(Cost $916,682) $ 916,682
$ 916,682
U.S. Treasury Obligations (b) — 51 .9%
U.S. Treasury Bills
5.09%, 12/10/2024 (c)
(Cost $1,997,495) 2,000,000 1,997,991
Total Short-Term Investments
(Cost $2,914,177) 2,914,673
Total Investments — 75.7%
(Cost $2,914,177) 2,914,673
Other assets less liabilities — 24.3% 934,307
Net Assets — 100.0% $ 3,848,980
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $967,024.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 778,066
Aggregate gross unrealized depreciation (19,855)
Net unrealized appreciation $ 758,211
Federal income tax cost $ 2,914,177
Swap Agreements
a
Ultra Nasdaq Cybersecurity had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
2,720,571 5/6/2025
Bank of
America NA 4.83%
First Trust Nasdaq
Cybersecurity ETF 266,492 (266,492) — —
1,257,170 11/6/2025
BNP Paribas
SA 5.18%
First Trust Nasdaq
Cybersecurity ETF 410,830 (297,221) — 113,609
1,686,585 11/6/2026
Goldman Sachs
International 5.33%
First Trust Nasdaq
Cybersecurity ETF (19,855) — 19,855 —
2,027,009 1/26/2026 UBS AG 5.38%
First Trust Nasdaq
Cybersecurity ETF 100,248 — — 100,248
7,691,335 757,715
Total Unrealized
Appreciation
777,570
Total Unrealized
Depreciation
(19,855)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA QQQ :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
66
QLD
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 73 .5%
Automobiles — 3.0%
Tesla, Inc.* 668,650 $ 230,791,234
Beverages — 1.7%
Coca-Cola Europacific Partners
plc 164,039 12,726,146
Keurig Dr Pepper, Inc. 484,382 15,815,072
Monster Beverage Corp.* 349,881 19,288,939
PepsiCo, Inc. 490,628 80,193,147
128,023,304
Biotechnology — 2.3%
Amgen, Inc. 191,947 54,296,048
Biogen, Inc.* 52,032 8,357,900
Gilead Sciences, Inc. 444,701 41,170,419
Moderna, Inc.* 137,300 5,912,138
Regeneron Pharmaceuticals,
Inc.* 38,729 29,055,270
Vertex Pharmaceuticals, Inc.* 92,179 43,151,755
181,943,530
Broadline Retail — 4.7%
Amazon.com, Inc.* 1,451,386 301,728,636
MercadoLibre, Inc.* 18,108 35,947,458
PDD Holdings, Inc., ADR* 238,568 23,036,126
360,712,220
Chemicals — 1.0%
Linde plc 170,583 78,637,057
Commercial Services & Supplies — 0.7%
Cintas Corp. 143,968 32,506,535
Copart, Inc.* 343,741 21,789,742
54,296,277
Communications Equipment — 1.1%
Cisco Systems, Inc. 1,439,069 85,207,275
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp. 158,353 153,900,114
Electric Utilities — 1.0%
American Electric Power Co.,
Inc. 190,079 18,981,289
Constellation Energy Corp. 111,641 28,642,615
Exelon Corp. 357,365 14,137,359
Xcel Energy, Inc. 199,124 14,448,438
76,209,701
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp. 47,729 8,396,963
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 354,952 15,600,140
Entertainment — 2.2%
Electronic Arts, Inc. 94,357 15,443,410
Investments
Shares Value
Common Stocks (a) (continued)
Netflix, Inc.* 153,309 $ 135,955,954
Take-Two Interactive Software,
Inc.* 62,613 11,795,037
Warner Bros Discovery, Inc.* 875,807 9,178,458
172,372,859
Financial Services — 0.4%
PayPal Holdings, Inc.* 365,169 31,685,714
Food Products — 0.6%
Kraft Heinz Co. (The) 431,886 13,807,395
Mondelez International, Inc.,
Class
a
A 477,108 30,988,165
44,795,560
Ground Transportation — 0.5%
CSX Corp. 692,488 25,310,436
Old Dominion Freight Line, Inc. 76,541 17,232,441
42,542,877
Health Care Equipment & Supplies — 1.4%
Dexcom, Inc.* 143,141 11,163,566
GE HealthCare Technologies,
Inc. 163,122 13,575,013
IDEXX Laboratories, Inc.* 29,409 12,403,246
Intuitive Surgical, Inc.* 126,929 68,795,518
105,937,343
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class
a
A* 157,158 21,390,775
Booking Holdings, Inc. 11,984 62,340,528
DoorDash, Inc., Class
a
A* 137,369 24,792,357
Marriott International, Inc.,
Class
a
A 100,563 29,071,758
Starbucks Corp. 404,764 41,472,120
179,067,538
Industrial Conglomerates — 0.7%
Honeywell International, Inc. 232,064 54,054,668
Interactive Media & Services — 7.0%
Alphabet, Inc., Class
a
A 810,214 136,885,655
Alphabet, Inc., Class
a
C 772,373 131,681,873
Meta Platforms, Inc., Class
a
A 480,563 275,996,942
544,564,470
IT Services — 0.3%
Cognizant Technology Solutions
Corp., Class
a
A 177,048 14,250,594
MongoDB, Inc., Class
a
A* 26,458 8,532,440
22,783,034
Life Sciences Tools & Services — 0.1%
Illumina, Inc.* 56,896 8,201,558
Machinery — 0.3%
PACCAR, Inc. 187,247 21,907,899

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
67
QLD
::
Investments
Shares Value
Common Stocks (a) (continued)
Media — 1.3%
Charter Communications, Inc.,
Class
a
A* 50,989 $ 20,240,848
Comcast Corp., Class
a
A 1,379,871 59,596,629
Trade Desk, Inc. (The), Class
a
A* 159,906 20,555,916
100,393,393
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc. 105,257 18,692,591
Pharmaceuticals — 0.2%
AstraZeneca plc, ADR 208,000 14,064,960
Professional Services — 1.0%
Automatic Data Processing, Inc. 145,669 44,710,186
Paychex, Inc. 128,516 18,798,035
Verisk Analytics, Inc., Class
a
A 50,888 14,971,759
78,479,980
Real Estate Management & Development — 0.2%
CoStar Group, Inc.* 146,385 11,906,956
Semiconductors & Semiconductor Equipment — 16.6%
Advanced Micro Devices, Inc.* 577,949 79,280,154
Analog Devices, Inc. 177,336 38,668,115
Applied Materials, Inc. 294,493 51,450,872
ARM Holdings plc, ADR*(b) 44,695 6,002,092
ASML Holding NV (Registered),
ADR 33,677 23,122,965
Broadcom, Inc. 1,655,312 268,292,969
GLOBALFOUNDRIES, Inc.* 197,002 8,520,337
Intel Corp. 1,527,360 36,733,008
KLA Corp. 47,995 31,054,205
Lam Research Corp. 463,933 34,275,370
Marvell Technology, Inc. 309,392 28,677,544
Microchip Technology, Inc. 191,571 13,059,395
Micron Technology, Inc. 396,096 38,797,603
NVIDIA Corp. 3,391,753 468,909,852
NXP Semiconductors NV 90,994 20,871,294
ON Semiconductor Corp.* 153,010 10,882,071
QUALCOMM, Inc. 397,927 63,083,367
Texas Instruments, Inc. 326,134 65,562,718
1,287,243,931
Software — 11.6%
Adobe, Inc.* 158,387 81,716,605
ANSYS, Inc.* 31,214 10,959,235
AppLovin Corp., Class
a
A* 105,445 35,508,604
Atlassian Corp., Class
a
A* 57,177 15,070,714
Autodesk, Inc.* 76,989 22,473,089
Cadence Design Systems, Inc.* 97,808 30,008,472
Crowdstrike Holdings, Inc.,
Class
a
A* 83,133 28,761,524
Datadog, Inc., Class
a
A* 111,128 16,974,802
Fortinet, Inc.* 273,215 25,969,086
Intuit, Inc. 99,845 64,073,532
Microsoft Corp. 1,028,004 435,318,574
Palo Alto Networks, Inc.* 115,670 44,859,139
Investments
Shares Value
Common Stocks (a) (continued)
Roper Technologies, Inc. 38,281 $ 21,683,890
Synopsys, Inc.* 54,870 30,644,346
Workday, Inc., Class
a
A* 76,077 19,018,489
Zscaler, Inc.* 54,000 11,155,860
894,195,961
Specialty Retail — 0.6%
O'Reilly Automotive, Inc.* 20,726 25,766,978
Ross Stores, Inc. 119,145 18,451,986
44,218,964
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc. 2,102,638 499,019,077
Super Micro Computer, Inc.* 209,191 6,827,994
505,847,071
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc.* 42,034 13,478,622
Trading Companies & Distributors — 0.2%
Fastenal Co. 204,451 17,083,926
Wireless Telecommunication Services — 1.3%
T-Mobile US, Inc. 416,771 102,917,431
Total Common Stocks
(Cost $5,257,692,609)
5,690,155,121
Principal
Amount
Short-Term Investments — 11 .6%
Repurchase Agreements (c) — 1 .8%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$138,887,486
(Cost $138,835,886) $ 138,835,886
138,835,886
U.S. Treasury Obligations (a) — 9 .8%
U.S. Treasury Bills
5.08%, 12/3/2024 (d) 75,000,000 74,990,677
4.64%, 12/5/2024 (d) 100,000,000 99,963,000
4.95%, 12/10/2024 (d) 200,000,000 199,799,112
5.26%, 12/19/2024 (d) 100,000,000 99,785,328
5.25%, 12/26/2024 (d) 150,000,000 149,545,999
4.51%, 1/14/2025 (d) 60,000,000 59,680,098
4.47%, 1/28/2025 (d) 75,000,000 74,469,485
Total U.S. Treasury Obligations
(Cost $758,031,359) 758,233,699
Total Short-Term Investments
(Cost $896,867,245) 897,069,585
Total Investments — 85.1%
(Cost $6,154,559,854) 6,587,224,706
Other assets less liabilities — 14.9% 1,151,708,312
Net Assets — 100.0% $ 7,738,933,018

See accompanying notes to the financial statements.
ULTRA QQQ :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
68
QLD
::
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $752,986,728.
(b) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November
30, 2024 was $5,104,631, collateralized in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% – 6.25%, and maturity dates ranging from January
15, 2025 – August 15, 2049. The total value of collateral is
$5,278,277.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(d) The rate shown was the current yield as of November 30, 2024.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,802,856,671
Aggregate gross unrealized depreciation (247,961,780)
Net unrealized appreciation $ 1,554,894,891
Federal income tax cost $ 6,178,152,814
Futures Contracts Purchased
Ultra QQQ had the following open long futures contracts as of November 30, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq 100 E-Mini Index 1,209 12/20/2024 U.S. Dollar $ 507,622,830 $ 22,956,398

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
69
QLD
::
Swap Agreements
a
Ultra QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
961,269,103 3/6/2025
Bank of
America NA 5.38% Nasdaq-100 Index
®
166,519,908 (165,354,857) — 1,165,051
794,307,541 11/6/2025
Barclays
Capital 5.53% Nasdaq-100 Index
®
185,039,361 (185,039,361) — —
850,149,769 2/11/2025
BNP Paribas
SA 5.48% Nasdaq-100 Index
®
213,956,867 (208,451,456) — 5,505,411
627,890,170 3/6/2025 Citibank NA 5.53% Nasdaq-100 Index
®
172,991,318 (171,261,302) — 1,730,016
940,903,853 1/26/2026
Goldman Sachs
International 5.33% Nasdaq-100 Index
®
53,806,698
1,128,600,089 3/6/2026
Goldman Sachs
International 5.13%
PowerShares QQQ
Trust
SM
, Series 1 22,927,760
2,069,503,942 76,734,458 (62,876,444) — 13,858,014
460,447,210 4/7/2025
J.P. Morgan
Securities 5.43% Nasdaq-100 Index
®
99,788,308 (99,788,308) — —
678,562,595 1/26/2026
Morgan
Stanley & Co.
International plc 5.43% Nasdaq-100 Index
®
64,264,887
1,052,474,703 1/26/2026
Morgan
Stanley & Co.
International plc 5.43%
PowerShares QQQ
Trust
SM
, Series 1 26,164,987
1,731,037,298 90,429,874 (79,171,194) (593,750) 10,664,930
253,131,895 4/7/2026 Nomura 5.48% Nasdaq-100 Index
®
16,009,703 (14,809,169) — 1,200,534
569,557,228 3/6/2026
Societe
Generale 5.83% Nasdaq-100 Index
®
80,318,479 (77,727,112) — 2,591,367
963,110,975 4/7/2026 UBS AG 5.38% Nasdaq-100 Index
®
21,078,325 (12,977,012) — 8,101,313
9,280,405,131 1,122,866,601
Total Unrealized
Appreciation
1,122,866,601
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA REAL ESTATE :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
70
URE
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 62 .6%
Health Care REITs — 7.6%
Alexandria Real Estate Equities,
Inc., REIT 6,735 $ 742,399
Healthpeak Properties, Inc.,
REIT 30,452 669,640
Ventas, Inc., REIT 17,874 1,145,187
Welltower, Inc., REIT 25,039 3,459,889
6,017,115
Hotel & Resort REITs — 0.7%
Host Hotels & Resorts, Inc.,
REIT 30,395 559,876
Industrial REITs — 5.9%
Prologis, Inc., REIT 40,062 4,678,440
Office REITs — 0.7%
BXP, Inc., REIT 6,288 515,553
Real Estate Management & Development — 4.1%
CBRE Group, Inc., Class
a
A* 13,034 1,824,630
CoStar Group, Inc.* 17,736 1,442,646
3,267,276
Residential REITs — 8.0%
AvalonBay Communities, Inc.,
REIT 6,146 1,446,461
Camden Property Trust, REIT 4,615 580,567
Equity Residential, REIT 14,763 1,131,732
Essex Property Trust, Inc., REIT 2,776 861,837
Invitation Homes, Inc., REIT 24,652 844,331
Mid-America Apartment
Communities, Inc., REIT 5,055 829,829
UDR, Inc., REIT 12,990 595,721
6,290,478
Retail REITs — 7.9%
Federal Realty Investment Trust,
REIT 3,253 379,462
Kimco Realty Corp., REIT 29,166 745,775
Realty Income Corp., REIT 37,683 2,181,469
Regency Centers Corp., REIT 7,067 534,194
Simon Property Group, Inc.,
REIT 13,258 2,434,169
6,275,069
Specialized REITs — 27.7%
American Tower Corp., REIT 20,207 4,223,263
Crown Castle, Inc., REIT 18,807 1,998,244
Digital Realty Trust, Inc., REIT 13,320 2,606,591
Equinix, Inc., REIT 4,112 4,035,846
Extra Space Storage, Inc., REIT 9,172 1,568,045
Iron Mountain, Inc., REIT 12,693 1,569,743
Public Storage, REIT 6,816 2,372,309
SBA Communications Corp.,
Class
a
A, REIT 4,648 1,051,610
VICI Properties, Inc., Class
a
A,
REIT 45,313 1,477,657
Investments
Shares Value
Common Stocks (a) (continued)
Weyerhaeuser Co., REIT 31,472 $ 1,015,286
21,918,594
Total Common Stocks
(Cost $47,573,939)
49,522,401
Principal
Amount
Short-Term Investments — 18 .9%
Repurchase Agreements (b) — 9 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $7,171,508
(Cost $7,168,844) $ 7,168,844
7,168,844
U.S. Treasury Obligations (a) — 9 .8%
U.S. Treasury Bills
4.66%, 12/10/2024 (c) 3,500,000 3,496,485
4.53%, 1/2/2025 (c) 3,000,000 2,988,401
4.43%, 2/11/2025 (c) 1,300,000 1,288,770
Total U.S. Treasury Obligations
(Cost $7,772,606) 7,773,656
Total Short-Term Investments
(Cost $14,941,450) 14,942,500
Total Investments — 81.5%
(Cost $62,515,389) 64,464,901
Other assets less liabilities — 18.5% 14,596,503
Net Assets — 100.0% $ 79,061,404
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,854,029.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of November 30, 2024.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 17,016,566
Aggregate gross unrealized depreciation (3,598,568)
Net unrealized appreciation $ 13,417,998
Federal income tax cost $ 64,278,312

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
71
URE
::
Swap Agreements
a
Ultra Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
15,584,530 3/6/2025
Bank of
America NA 5.53%
S&P Real Estate
Select Sector Index
f
2,524,187 (2,524,187) — —
22,025,130 3/6/2025
BNP Paribas
SA 5.28%
S&P Real Estate
Select Sector Index
f
2,141,716 (2,129,444) (12,272) —
5,896,629 4/7/2025 Citibank NA 5.43%
S&P Real Estate
Select Sector Index
f
679,460 (539,757) — 139,703
22,288,080 3/6/2025
Goldman Sachs
International 5.33%
S&P Real Estate
Select Sector Index
f
2,197,286 (2,197,286) — —
6,389,686 3/6/2025
Societe
Generale 5.83%
S&P Real Estate
Select Sector Index
f
966,986 (882,256) — 84,730
36,595,554 3/6/2025 UBS AG 5.38%
S&P Real Estate
Select Sector Index
f
4,721,774 (4,721,774) — —
108,779,609 13,231,409
Total Unrealized
Appreciation
13,231,409
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
72
UWM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 71 .7%
Aerospace & Defense — 1.0%
AAR Corp.* 5,071 $ 352,536
AeroVironment, Inc.* 3,851 749,019
AerSale Corp.* 4,939 31,116
Archer Aviation, Inc., Class
a
A*(a) 34,351 328,739
Astronics Corp.* 4,216 68,088
Byrna Technologies, Inc.* 2,544 49,176
Cadre Holdings, Inc. 3,831 127,917
Ducommun, Inc.* 1,998 133,866
Eve Holding, Inc.* 4,452 18,654
Intuitive Machines, Inc.*(a) 4,189 68,490
Kratos Defense & Security
Solutions, Inc.* 21,771 589,776
Leonardo DRS, Inc.* 10,833 376,663
Mercury Systems, Inc.* 8,066 331,755
Moog, Inc., Class
a
A 4,180 924,909
National Presto Industries, Inc. 762 60,747
Park Aerospace Corp. 2,734 41,858
Redwire Corp.* 3,301 46,082
Rocket Lab USA, Inc.* 51,193 1,396,545
Triumph Group, Inc.* 10,796 207,823
V2X, Inc.* 1,809 108,992
Virgin Galactic Holdings, Inc.*(a) 2,815 20,549
VirTra, Inc.* 1,555 12,176
6,045,476
Air Freight & Logistics — 0.1%
Air Transport Services Group,
Inc.* 7,541 165,600
Forward Air Corp.* 3,684 135,166
Hub Group, Inc., Class
a
A 8,982 463,831
Radiant Logistics, Inc.* 5,226 39,090
803,687
Automobile Components — 0.8%
Adient plc* 13,170 253,259
American Axle & Manufacturing
Holdings, Inc.* 16,917 111,821
Cooper-Standard Holdings,
Inc.* 2,485 38,368
Dana, Inc. 19,214 192,140
Dorman Products, Inc.* 3,861 540,463
Fox Factory Holding Corp.* 6,222 202,091
Gentherm, Inc.* 4,624 194,670
Goodyear Tire & Rubber Co.
(The)* 41,926 450,285
Holley, Inc.* 6,850 19,454
LCI Industries 3,650 440,956
Luminar Technologies, Inc.*(a) 3,287 29,189
Modine Manufacturing Co.* 7,601 1,032,140
Patrick Industries, Inc. 3,179 427,226
Phinia, Inc. 6,390 358,351
Solid Power, Inc.* 22,529 26,134
Standard Motor Products, Inc. 3,078 101,205
Stoneridge, Inc.* 4,016 27,550
Visteon Corp.* 4,015 374,880
XPEL, Inc.*(b) 3,716 161,646
4,981,828
Investments
Shares Value
Common Stocks (continued)
Automobiles — 0.0%(c)
Canoo, Inc.* 9,654 $ 3,697
Livewire Group, Inc.* 2,678 16,068
Winnebago Industries, Inc. 4,162 243,643
263,408
Banks — 7.5%
1st Source Corp. 2,701 175,268
ACNB Corp. 1,218 57,075
Amalgamated Financial Corp. 2,634 93,849
Amerant Bancorp, Inc., Class
a
A 4,362 108,483
Ameris Bancorp 9,686 680,732
Ames National Corp. 1,293 21,968
Arrow Financial Corp. 2,416 79,680
Associated Banc-Corp. 23,789 634,928
Atlantic Union Bankshares
Corp. 13,160 558,379
Axos Financial, Inc.* 8,041 666,197
Banc of California, Inc. 20,450 352,353
BancFirst Corp. 2,932 370,253
Bancorp, Inc. (The)* 7,359 429,986
Bank First Corp. 1,442 154,107
Bank of Hawaii Corp. 5,751 454,214
Bank of Marin Bancorp 2,358 59,610
Bank of NT Butterfield & Son
Ltd. (The) 6,845 259,631
Bank7 Corp. 585 27,881
BankUnited, Inc. 10,974 461,676
Bankwell Financial Group, Inc. 949 31,459
Banner Corp. 5,051 376,754
Bar Harbor Bankshares 2,199 79,142
BayCom Corp. 1,540 44,645
BCB Bancorp, Inc. 2,197 29,154
Berkshire Hills Bancorp, Inc. 6,318 192,573
Blue Foundry Bancorp* 3,049 33,813
Bridgewater Bancshares, Inc.* 2,925 43,582
Brookline Bancorp, Inc. 12,981 163,431
Burke & Herbert Financial
Services Corp. 1,993 138,075
Business First Bancshares, Inc. 3,548 101,118
Byline Bancorp, Inc. 4,582 143,966
Cadence Bank 26,806 1,023,721
California BanCorp* 3,579 64,136
Camden National Corp. 2,138 100,721
Capital Bancorp, Inc. 1,354 39,212
Capital City Bank Group, Inc. 2,028 79,822
Capitol Federal Financial, Inc. 18,254 121,937
Carter Bankshares, Inc.* 3,356 62,690
Cathay General Bancorp 10,243 532,738
Central Pacific Financial Corp. 3,926 125,318
Chemung Financial Corp. 481 25,171
ChoiceOne Financial Services,
Inc. 1,226 45,950
Citizens & Northern Corp. 2,189 44,831
Citizens Financial Services, Inc. 665 46,956
City Holding Co. 2,156 283,126
Civista Bancshares, Inc. 2,256 51,617
CNB Financial Corp. 3,032 84,623
Coastal Financial Corp.* 1,652 126,461

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
73
UWM
::
Investments
Shares Value
Common Stocks (continued)
Colony Bankcorp, Inc. 2,437 $ 42,964
Columbia Financial, Inc.* 4,021 73,303
Community Financial System,
Inc. 7,698 532,933
Community Trust Bancorp, Inc. 2,260 133,295
Community West Bancshares 2,490 54,581
ConnectOne Bancorp, Inc. 5,333 146,657
CrossFirst Bankshares, Inc.* 6,679 115,613
Customers Bancorp, Inc.* 4,357 245,953
CVB Financial Corp. 19,495 456,573
Dime Community Bancshares,
Inc. 5,216 187,150
Eagle Bancorp, Inc. 4,345 127,569
Eastern Bankshares, Inc. 28,394 529,264
Enterprise Bancorp, Inc. 1,456 53,857
Enterprise Financial Services
Corp. 5,447 330,034
Equity Bancshares, Inc.,
Class
a
A 2,110 101,259
Esquire Financial Holdings, Inc. 1,039 80,720
ESSA Bancorp, Inc. 1,234 25,507
Farmers & Merchants Bancorp,
Inc. 1,874 62,816
Farmers National Banc Corp. 5,357 83,837
FB Financial Corp. 5,228 295,121
Fidelity D&D Bancorp, Inc. 699 37,536
Financial Institutions, Inc. 2,233 60,648
First Bancorp 23,818 492,556
First Bancorp 5,890 278,597
First Bancorp, Inc. (The) 1,576 45,026
First Bancshares, Inc. (The) 4,476 166,239
First Bank 3,102 45,879
First Busey Corp. 7,841 209,276
First Business Financial
Services, Inc. 1,159 58,089
First Commonwealth Financial
Corp. 14,883 280,247
First Community Bankshares,
Inc. 2,494 115,148
First Financial Bancorp 13,894 410,290
First Financial Bankshares, Inc. 19,148 798,089
First Financial Corp. 1,684 82,247
First Financial Northwest, Inc. 1,031 23,301
First Foundation, Inc. 9,243 73,482
First Internet Bancorp 1,194 50,064
First Interstate BancSystem,
Inc., Class
a
A 11,676 408,310
First Merchants Corp. 8,581 375,419
First Mid Bancshares, Inc. 3,364 141,322
First of Long Island Corp. (The) 3,148 45,552
First Western Financial, Inc.* 1,193 26,497
Five Star Bancorp 2,454 80,859
Flagstar Financial, Inc. 37,316 446,673
Flushing Financial Corp. 4,053 71,900
FS Bancorp, Inc. 980 46,746
Fulton Financial Corp. 26,719 576,596
FVCBankcorp, Inc.* 2,414 34,713
German American Bancorp, Inc. 4,193 188,601
Glacier Bancorp, Inc. 16,764 970,468
Great Southern Bancorp, Inc. 1,268 81,241
Greene County Bancorp, Inc. 1,030 31,333
Investments
Shares Value
Common Stocks (continued)
Guaranty Bancshares, Inc. 1,173 $ 43,190
Hancock Whitney Corp. 12,769 758,223
Hanmi Financial Corp. 4,425 117,041
HarborOne Bancorp, Inc. 5,640 72,643
HBT Financial, Inc. 1,886 45,170
Heartland Financial USA, Inc. 6,240 421,637
Heritage Commerce Corp. 8,769 93,127
Heritage Financial Corp. 5,043 133,387
Hilltop Holdings, Inc. 6,854 216,929
Hingham Institution For Savings
(The)(a) 230 65,150
Home Bancorp, Inc. 1,037 52,607
Home BancShares, Inc. 27,729 880,673
HomeStreet, Inc.* 2,694 32,005
HomeTrust Bancshares, Inc. 2,169 80,448
Hope Bancorp, Inc. 17,059 232,344
Horizon Bancorp, Inc. 6,377 116,635
Independent Bank Corp. 2,934 110,406
Independent Bank Corp. 6,247 452,220
Independent Bank Group, Inc. 5,333 356,884
International Bancshares Corp. 7,955 581,749
Investar Holding Corp. 1,361 32,419
John Marshall Bancorp, Inc. 1,843 41,744
Kearny Financial Corp. 8,059 63,827
Lakeland Financial Corp. 3,661 268,937
LCNB Corp. 1,886 33,080
LINKBANCORP, Inc. 3,256 24,746
Live Oak Bancshares, Inc. 5,102 241,835
Mercantile Bank Corp. 2,321 116,166
Metrocity Bankshares, Inc. 2,715 93,233
Metropolitan Bank Holding
Corp.* 1,555 100,982
Mid Penn Bancorp, Inc. 2,201 70,542
Middlefield Banc Corp. 1,069 33,118
Midland States Bancorp, Inc. 3,026 81,248
MidWestOne Financial Group,
Inc. 2,142 70,579
MVB Financial Corp. 1,688 36,427
National Bank Holdings Corp.,
Class
a
A 5,430 259,228
National Bankshares, Inc. 846 27,157
NB Bancorp, Inc.* 5,729 115,382
NBT Bancorp, Inc. 6,773 339,463
Nicolet Bankshares, Inc. 1,957 218,010
Northeast Bank 965 95,004
Northeast Community Bancorp,
Inc. 1,812 54,632
Northfield Bancorp, Inc. 5,774 77,256
Northrim Bancorp, Inc. 783 66,610
Northwest Bancshares, Inc. 18,750 275,250
Norwood Financial Corp. 1,069 33,032
Oak Valley Bancorp 1,003 31,253
OceanFirst Financial Corp. 8,464 175,036
OFG Bancorp 6,768 307,403
Old National Bancorp 46,299 1,072,285
Old Second Bancorp, Inc. 6,411 119,245
Orange County Bancorp, Inc. 752 44,849
Origin Bancorp, Inc. 4,319 148,401
Orrstown Financial Services,
Inc. 2,698 106,571
Pacific Premier Bancorp, Inc. 14,099 400,412

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
74
UWM
::
Investments
Shares Value
Common Stocks (continued)
Park National Corp. 2,120 $ 403,563
Parke Bancorp, Inc. 1,545 36,477
Pathward Financial, Inc. 3,699 310,272
PCB Bancorp 1,605 34,491
Peapack-Gladstone Financial
Corp. 2,459 88,868
Peoples Bancorp of North
Carolina, Inc. 649 20,774
Peoples Bancorp, Inc. 5,088 178,487
Peoples Financial Services
Corp. 1,354 74,727
Pioneer Bancorp, Inc.* 1,714 20,191
Plumas Bancorp 807 40,431
Ponce Financial Group, Inc.* 2,845 36,786
Preferred Bank 1,826 172,247
Premier Financial Corp. 5,201 144,120
Primis Financial Corp. 2,977 37,212
Princeton Bancorp, Inc. 745 27,617
Provident Bancorp, Inc.* 2,306 26,911
Provident Financial Services,
Inc. 18,527 391,290
QCR Holdings, Inc. 2,410 221,985
RBB Bancorp 2,448 58,409
Red River Bancshares, Inc. 676 40,594
Renasant Corp. 9,056 340,687
Republic Bancorp, Inc., Class
a
A 1,219 92,979
S&T Bancorp, Inc. 5,607 239,924
Sandy Spring Bancorp, Inc. 6,465 243,601
Seacoast Banking Corp. of
Florida 12,430 372,403
ServisFirst Bancshares, Inc. 7,466 715,093
Shore Bancshares, Inc. 4,511 74,206
Sierra Bancorp 1,915 60,265
Simmons First National Corp.,
Class
a
A 18,263 446,713
SmartFinancial, Inc. 2,339 84,812
South Plains Financial, Inc. 1,733 67,396
Southern First Bancshares,
Inc.* 1,136 50,768
Southern Missouri Bancorp,
Inc. 1,398 91,779
Southern States Bancshares,
Inc. 1,226 45,632
Southside Bancshares, Inc. 4,226 148,417
SouthState Corp. 11,191 1,238,732
Stellar Bancorp, Inc. 7,229 224,171
Sterling Bancorp, Inc.* 3,130 15,212
Stock Yards Bancorp, Inc. 3,768 286,820
Texas Capital Bancshares, Inc.* 6,823 603,494
Third Coast Bancshares, Inc.* 1,669 59,249
Timberland Bancorp, Inc. 1,108 35,888
Tompkins Financial Corp. 1,873 142,929
Towne Bank 10,343 378,864
TriCo Bancshares 4,708 227,585
Triumph Financial, Inc.* 3,252 348,257
TrustCo Bank Corp. 2,732 101,740
Trustmark Corp. 8,954 350,191
UMB Financial Corp. 6,600 828,234
United Bankshares, Inc. 19,455 822,363
United Community Banks, Inc. 17,600 595,056
Unity Bancorp, Inc. 1,060 48,124
Investments
Shares Value
Common Stocks (continued)
Univest Financial Corp. 4,257 $ 135,202
USCB Financial Holdings, Inc. 1,541 31,560
Valley National Bancorp 68,840 732,458
Veritex Holdings, Inc. 7,728 235,008
Virginia National Bankshares
Corp. 688 28,084
WaFd, Inc. 9,827 359,472
Washington Trust Bancorp, Inc. 2,492 92,553
WesBanco, Inc. 8,471 299,365
West Bancorp, Inc. 2,373 56,644
Westamerica Bancorp 3,779 216,272
WSFS Financial Corp. 8,701 522,234
44,908,680
Beverages — 0.2%
Duckhorn Portfolio, Inc. (The)* 7,818 85,998
MGP Ingredients, Inc.(a) 2,084 96,448
National Beverage Corp. 3,457 170,741
Primo Brands Corp., Class
a
A 23,231 662,548
Vita Coco Co., Inc. (The)* 5,776 205,279
1,221,014
Biotechnology — 6.1%
2seventy bio, Inc.* 7,191 28,692
4D Molecular Therapeutics,
Inc.* 7,410 58,094
89bio, Inc.* 12,318 110,739
Absci Corp.* 11,751 35,841
ACADIA Pharmaceuticals, Inc.* 17,608 287,363
ACELYRIN, Inc.* 10,740 48,867
Achieve Life Sciences, Inc.* 5,067 22,345
Acrivon Therapeutics, Inc.* 1,738 13,174
Actinium Pharmaceuticals, Inc.* 4,423 6,369
Acumen Pharmaceuticals, Inc.* 6,172 14,010
ADC Therapeutics SA* 11,965 28,955
ADMA Biologics, Inc.* 33,136 666,365
Adverum Biotechnologies, Inc.* 3,061 20,325
Aerovate Therapeutics, Inc.* 1,984 5,218
Agenus, Inc.*(a) 3,093 10,578
Agios Pharmaceuticals, Inc.* 8,316 493,887
Akebia Therapeutics, Inc.* 30,608 63,052
Akero Therapeutics, Inc.* 9,975 320,198
Aldeyra Therapeutics, Inc.* 7,330 35,917
Alector, Inc.* 11,874 30,754
Alkermes plc* 24,114 699,788
Allogene Therapeutics, Inc.* 18,887 46,840
Altimmune, Inc.*(a) 10,451 89,565
ALX Oncology Holdings, Inc.* 5,014 7,421
Amicus Therapeutics, Inc.* 43,173 430,867
AnaptysBio, Inc.* 2,879 71,860
Anavex Life Sciences Corp.*(a) 11,041 104,448
Anika Therapeutics, Inc.* 1,934 34,270
Annexon, Inc.* 14,072 75,848
Apogee Therapeutics, Inc.* 5,575 251,711
Applied Therapeutics, Inc.* 14,146 28,716
Arbutus Biopharma Corp.* 21,496 74,376
Arcellx, Inc.* 6,357 559,861
Arcturus Therapeutics Holdings,
Inc.* 3,371 61,824
Arcus Biosciences, Inc.* 8,000 123,520

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
75
UWM
::
Investments
Shares Value
Common Stocks (continued)
Arcutis Biotherapeutics, Inc.* 15,632 $ 203,841
Ardelyx, Inc.* 34,193 193,874
ArriVent Biopharma, Inc.* 4,145 124,184
Arrowhead Pharmaceuticals,
Inc.* 17,566 457,243
ARS Pharmaceuticals, Inc.* 7,241 105,067
Artiva Biotherapeutics, Inc.*(a) 2,068 26,429
Astria Therapeutics, Inc.* 6,627 68,855
Atossa Therapeutics, Inc.* 18,611 24,194
Aura Biosciences, Inc.* 6,824 63,531
Aurinia Pharmaceuticals, Inc.* 19,753 175,012
Avid Bioservices, Inc.* 9,148 112,337
Avidity Biosciences, Inc.* 15,898 684,091
Avita Medical, Inc.*(a) 3,760 48,203
Beam Therapeutics, Inc.* 11,250 307,913
BioCryst Pharmaceuticals, Inc.* 30,403 228,023
Biohaven Ltd.* 11,048 508,318
Biomea Fusion, Inc.*(a) 4,066 29,438
Black Diamond Therapeutics,
Inc.* 5,852 15,508
Bluebird Bio, Inc.*(a) 28,196 11,419
Blueprint Medicines Corp.* 9,251 891,611
Boundless Bio, Inc.* 929 2,536
Bridgebio Pharma, Inc.* 20,683 560,302
C4 Therapeutics, Inc.* 8,627 39,253
Cabaletta Bio, Inc.* 6,524 24,922
Candel Therapeutics, Inc.*(a) 2,956 13,908
Capricor Therapeutics, Inc.* 3,791 72,067
Cardiff Oncology, Inc.*(a) 5,764 15,044
CareDx, Inc.* 7,440 182,578
Cargo Therapeutics, Inc.* 5,052 91,845
Caribou Biosciences, Inc.* 12,105 26,510
Cartesian Therapeutics, Inc.* 1,063 20,016
Catalyst Pharmaceuticals, Inc.* 16,451 363,074
Celcuity, Inc.* 3,962 50,714
Celldex Therapeutics, Inc.* 9,504 260,790
Century Therapeutics, Inc.* 6,885 11,842
CervoMed, Inc.*(a) 795 8,586
CG oncology, Inc.* 6,979 242,520
Cibus, Inc., Class
a
A*(a) 2,271 11,037
Climb Bio, Inc.* 4,330 13,986
Cogent Biosciences, Inc.* 13,502 128,404
Coherus Biosciences, Inc.* 16,371 19,973
Compass Therapeutics, Inc.* 15,006 24,460
Corbus Pharmaceuticals
Holdings, Inc.* 1,521 27,104
Crinetics Pharmaceuticals, Inc.* 12,903 738,052
Cullinan Therapeutics, Inc.* 7,611 102,368
Cytokinetics, Inc.* 16,817 872,130
Day One Biopharmaceuticals,
Inc.* 7,637 106,383
Denali Therapeutics, Inc.* 18,290 457,250
Design Therapeutics, Inc.* 4,620 27,720
Dianthus Therapeutics, Inc.* 3,517 84,373
Disc Medicine, Inc.* 2,903 184,195
Dynavax Technologies Corp.* 19,384 249,278
Dyne Therapeutics, Inc.* 11,873 363,433
Editas Medicine, Inc.* 12,194 27,315
Elevation Oncology, Inc.* 7,676 4,882
Enanta Pharmaceuticals, Inc.* 2,956 25,422
Investments
Shares Value
Common Stocks (continued)
Entrada Therapeutics, Inc.* 3,633 $ 72,260
Erasca, Inc.* 26,116 74,692
Fate Therapeutics, Inc.* 14,730 46,694
Fennec Pharmaceuticals,
Inc.*(a) 3,449 20,901
Fibrobiologics, Inc.*(a) 4,088 10,711
Foghorn Therapeutics, Inc.* 3,716 29,691
Galectin Therapeutics, Inc.*(a) 2,996 8,658
Generation Bio Co.* 7,280 11,066
Geron Corp.* 85,626 352,779
Greenwich Lifesciences, Inc.*(a) 878 12,512
Gyre Therapeutics, Inc.* 1,026 12,835
Halozyme Therapeutics, Inc.* 18,355 884,711
Heron Therapeutics, Inc.*(a) 17,274 20,556
HilleVax, Inc.* 4,637 8,949
Humacyte, Inc.* 12,934 58,462
Ideaya Biosciences, Inc.* 12,227 334,531
IGM Biosciences, Inc.* 2,232 22,409
ImmunityBio, Inc.*(a) 21,299 107,347
Immunome, Inc.* 7,563 102,479
Immunovant, Inc.* 8,541 240,856
Inhibrx Biosciences, Inc.* 1,706 26,034
Inmune Bio, Inc.* 1,990 10,050
Inovio Pharmaceuticals, Inc.* 3,822 16,511
Inozyme Pharma, Inc.* 7,606 20,612
Insmed, Inc.* 23,124 1,738,000
Intellia Therapeutics, Inc.* 14,176 221,429
Invivyd, Inc.* 11,669 8,152
Iovance Biotherapeutics, Inc.* 37,253 347,198
Ironwood Pharmaceuticals,
Inc., Class
a
A* 20,817 73,276
iTeos Therapeutics, Inc.* 3,915 33,473
Janux Therapeutics, Inc.* 4,126 186,536
Jasper Therapeutics, Inc.
(Registered)* 1,666 38,001
KalVista Pharmaceuticals, Inc.* 5,676 57,101
Keros Therapeutics, Inc.* 4,335 250,303
Kiniksa Pharmaceuticals
International plc, Class
a
A* 5,489 121,197
Kodiak Sciences, Inc.* 4,801 32,023
Korro Bio, Inc.* 897 46,698
Krystal Biotech, Inc.* 3,650 720,583
Kura Oncology, Inc.* 10,669 117,786
Kymera Therapeutics, Inc.* 6,545 306,633
Kyverna Therapeutics, Inc.* 2,477 14,292
Larimar Therapeutics, Inc.* 6,190 39,183
LENZ Therapeutics, Inc. 1,848 65,789
Lexeo Therapeutics, Inc.* 3,467 28,533
Lexicon Pharmaceuticals,
Inc.*(a) 16,893 13,577
Lineage Cell Therapeutics, Inc.* 21,737 12,431
Lyell Immunopharma, Inc.* 23,645 22,347
MacroGenics, Inc.* 9,044 32,468
Madrigal Pharmaceuticals, Inc.* 2,581 847,058
MannKind Corp.* 39,016 264,528
MeiraGTx Holdings plc* 5,708 38,643
Mersana Therapeutics, Inc.* 16,691 38,055
Metagenomi, Inc.* 929 1,923
MiMedx Group, Inc.* 17,446 161,376
Mineralys Therapeutics, Inc.* 4,201 53,647

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
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76
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::
Investments
Shares Value
Common Stocks (continued)
Mirum Pharmaceuticals, Inc.* 5,772 $ 266,782
Monte Rosa Therapeutics, Inc.* 6,077 62,958
Myriad Genetics, Inc.* 13,157 214,064
Neurogene, Inc.* 1,515 38,526
Nkarta, Inc.* 7,785 22,343
Novavax, Inc.*(a) 20,784 181,236
Nurix Therapeutics, Inc.* 9,394 207,701
Nuvalent, Inc., Class
a
A* 5,097 492,778
Ocugen, Inc.* 37,649 36,975
Olema Pharmaceuticals, Inc.* 5,875 59,455
Organogenesis Holdings, Inc.,
Class
a
A* 10,621 41,103
ORIC Pharmaceuticals, Inc.* 9,059 89,684
Outlook Therapeutics, Inc.*(a) 2,228 4,567
Ovid therapeutics, Inc.* 8,665 9,878
PepGen, Inc.* 2,286 11,544
Perspective Therapeutics, Inc.* 7,954 34,600
Poseida Therapeutics, Inc.,
Class
a
A* 10,101 94,040
Praxis Precision Medicines,
Inc.* 2,537 203,391
Precigen, Inc.* 18,625 17,360
Prelude Therapeutics, Inc.* 1,940 2,037
Prime Medicine, Inc.*(a) 8,345 27,455
ProKidney Corp., Class
a
A*(a) 15,284 30,568
Protagonist Therapeutics, Inc.* 8,599 376,636
Prothena Corp. plc* 6,256 101,410
PTC Therapeutics, Inc.* 11,206 491,719
Puma Biotechnology, Inc.* 6,091 20,649
Pyxis Oncology, Inc.* 7,185 14,442
Q32 Bio, Inc.*(a) 887 23,869
RAPT Therapeutics, Inc.* 4,414 5,562
Recursion Pharmaceuticals,
Inc., Class
a
A*(a) 36,611 258,840
REGENXBIO, Inc.* 6,774 67,198
Regulus Therapeutics, Inc.* 9,292 14,960
Relay Therapeutics, Inc.* 14,636 68,789
Renovaro, Inc.*(a) 7,366 5,572
Replimune Group, Inc.* 8,957 126,115
REVOLUTION Medicines, Inc.* 22,420 1,296,997
Rhythm Pharmaceuticals, Inc.* 8,056 499,794
Rigel Pharmaceuticals, Inc.* 2,561 70,709
Rocket Pharmaceuticals, Inc.* 9,674 139,209
Sage Therapeutics, Inc.* 8,037 43,962
Sana Biotechnology, Inc.* 19,452 54,077
Savara, Inc.* 16,978 57,046
Scholar Rock Holding Corp.* 10,078 402,112
Sera Prognostics, Inc., Class
a
A* 4,061 27,371
Shattuck Labs, Inc.* 5,755 6,331
Skye Bioscience, Inc.* 2,534 11,378
Soleno Therapeutics, Inc.* 3,402 179,319
Solid Biosciences, Inc.* 3,359 19,146
SpringWorks Therapeutics, Inc.* 10,115 419,570
Spyre Therapeutics, Inc.* 5,094 144,822
Stoke Therapeutics, Inc.* 5,233 63,372
Summit Therapeutics, Inc.* 12,881 237,783
Sutro Biopharma, Inc.* 12,045 31,919
Syndax Pharmaceuticals, Inc.* 12,090 202,145
Tango Therapeutics, Inc.* 7,020 27,659
Taysha Gene Therapies, Inc.* 25,344 82,115
Investments
Shares Value
Common Stocks (continued)
Tenaya Therapeutics, Inc.*(a) 8,116 $ 28,974
Tevogen Bio Holdings, Inc.*(a) 3,302 4,326
TG Therapeutics, Inc.* 20,543 714,896
Tourmaline Bio, Inc.* 3,397 88,458
Travere Therapeutics, Inc.* 10,841 203,919
TScan Therapeutics, Inc.* 5,650 26,951
Twist Bioscience Corp.* 8,464 416,260
Tyra Biosciences, Inc.* 2,989 46,868
UroGen Pharma Ltd.*(a) 5,566 70,688
Vanda Pharmaceuticals, Inc.* 8,387 43,193
Vaxcyte, Inc.* 17,570 1,657,554
Vera Therapeutics, Inc.,
Class
a
A* 5,734 285,267
Veracyte, Inc.* 11,307 485,636
Verastem, Inc.* 5,708 30,481
Vericel Corp.* 7,130 414,538
Verve Therapeutics, Inc.* 10,453 58,641
Vir Biotechnology, Inc.* 13,175 104,873
Viridian Therapeutics, Inc.* 9,207 198,411
Voyager Therapeutics, Inc.* 6,768 46,428
Werewolf Therapeutics, Inc.* 4,486 8,972
X4 Pharmaceuticals, Inc.* 24,725 9,717
XBiotech, Inc.* 2,933 22,320
Xencor, Inc.* 8,743 223,821
XOMA Royalty Corp.* 1,182 39,538
Y-mAbs Therapeutics, Inc.* 5,412 64,511
Zentalis Pharmaceuticals, Inc.* 8,408 30,353
Zura Bio Ltd., Class
a
A* 6,532 19,923
Zymeworks, Inc.* 8,222 115,848
36,336,573
Broadline Retail — 0.0%(c)
1stdibs.com, Inc.* 3,742 14,556
Groupon, Inc., Class
a
A*(a) 3,426 32,136
Qurate Retail, Inc., Class
a
B* 147 447
Savers Value Village, Inc.* 3,442 32,183
79,322
Building Products — 1.1%
American Woodmark Corp.* 2,294 208,249
Apogee Enterprises, Inc. 3,214 270,651
AZZ, Inc. 4,320 402,365
Caesarstone Ltd.* 3,045 13,367
CSW Industrials, Inc. 2,438 1,029,787
Gibraltar Industries, Inc.* 4,500 325,980
Griffon Corp. 5,533 466,432
Insteel Industries, Inc. 2,754 81,188
Janus International Group, Inc.* 20,875 156,145
JELD-WEN Holding, Inc.* 12,640 137,650
Masterbrand, Inc.* 18,642 322,507
Quanex Building Products
Corp. 6,517 193,946
Resideo Technologies, Inc.* 21,491 584,125
Tecnoglass, Inc. 3,305 267,870
UFP Industries, Inc. 8,905 1,210,189
Zurn Elkay Water Solutions
Corp. 21,195 843,985
6,514,436

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA RUSSELL2000
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Investments
Shares Value
Common Stocks (continued)
Capital Markets — 1.4%
AlTi Global, Inc.* 4,961 $ 23,565
Artisan Partners Asset
Management, Inc., Class
a
A 9,270 452,283
B Riley Financial, Inc.(a) 3,003 17,583
BGC Group, Inc., Class
a
A 53,606 522,122
Brightsphere Investment Group,
Inc. 4,067 126,809
Cohen & Steers, Inc. 4,047 423,559
Diamond Hill Investment Group,
Inc. 389 64,321
DigitalBridge Group, Inc. 23,391 306,422
Donnelley Financial Solutions,
Inc.* 3,798 228,830
Forge Global Holdings, Inc.* 16,882 18,401
GCM Grosvenor, Inc., Class
a
A 6,268 77,786
Hamilton Lane, Inc., Class
a
A 5,652 1,087,445
MarketWise, Inc. 5,670 2,948
Moelis & Co., Class
a
A 10,399 800,515
Open Lending Corp.* 15,035 95,923
P10, Inc., Class
a
A 6,000 84,600
Patria Investments Ltd., Class
a
A 8,093 96,792
Perella Weinberg Partners,
Class
a
A 7,734 198,532
Piper Sandler Cos. 2,555 876,340
PJT Partners, Inc., Class
a
A 3,472 581,074
Silvercrest Asset Management
Group, Inc., Class
a
A 1,400 25,676
StepStone Group, Inc., Class
a
A 9,146 602,630
StoneX Group, Inc.* 4,030 418,153
Value Line, Inc. 117 6,091
Victory Capital Holdings, Inc.,
Class
a
A 6,052 420,493
Virtus Investment Partners, Inc. 995 245,735
WisdomTree, Inc. 20,531 245,345
8,049,973
Chemicals — 1.4%
AdvanSix, Inc. 3,759 122,055
American Vanguard Corp. 3,711 22,303
Arcadium Lithium plc* 159,453 837,128
Arq, Inc.* 3,637 28,041
ASP Isotopes, Inc.* 7,427 41,220
Aspen Aerogels, Inc.* 8,573 126,880
Avient Corp. 13,290 681,113
Balchem Corp. 4,757 858,734
Cabot Corp. 7,976 874,329
Core Molding Technologies,
Inc.* 1,112 18,392
Ecovyst, Inc.* 17,123 136,128
Hawkins, Inc. 2,846 382,815
HB Fuller Co. 8,058 619,580
Ingevity Corp.* 5,359 260,287
Innospec, Inc. 3,668 435,061
Intrepid Potash, Inc.* 1,608 43,593
Koppers Holdings, Inc. 3,009 115,726
Kronos Worldwide, Inc. 3,203 36,226
LSB Industries, Inc.* 7,845 69,271
Mativ Holdings, Inc. 7,943 104,450
Investments
Shares Value
Common Stocks (continued)
Minerals Technologies, Inc. 4,726 $ 385,500
Northern Technologies
International Corp. 1,158 16,119
Orion SA 8,471 156,036
Perimeter Solutions, Inc.* 19,691 252,045
PureCycle Technologies, Inc.* 18,139 241,158
Quaker Chemical Corp. 2,058 324,547
Rayonier Advanced Materials,
Inc.* 9,420 82,990
Sensient Technologies Corp. 6,200 481,368
Stepan Co. 3,143 241,697
Tronox Holdings plc 17,479 211,496
Valhi, Inc. 355 9,088
8,215,376
Commercial Services & Supplies — 1.3%
ABM Industries, Inc. 9,303 531,852
ACCO Brands Corp. 13,755 80,054
ACV Auctions, Inc., Class
a
A* 21,773 492,505
Aris Water Solutions, Inc.,
Class
a
A 3,943 106,067
Bridger Aerospace Group
Holdings, Inc.* 1,441 3,963
BrightView Holdings, Inc.* 8,557 146,325
Brink's Co. (The) 6,612 639,446
Casella Waste Systems, Inc.,
Class
a
A* 9,084 1,028,400
CECO Environmental Corp.* 4,304 137,943
Cimpress plc* 2,543 204,203
CompX International, Inc. 224 6,185
CoreCivic, Inc.* 16,231 362,438
Deluxe Corp. 6,512 150,883
Driven Brands Holdings, Inc.* 8,817 148,566
Ennis, Inc. 3,742 79,817
Enviri Corp.* 11,662 86,299
GEO Group, Inc. (The)* 18,283 521,248
Healthcare Services Group,
Inc.* 10,829 133,630
HNI Corp. 6,912 391,565
Interface, Inc., Class
a
A 8,443 224,162
LanzaTech Global, Inc.*(a) 16,449 20,397
Liquidity Services, Inc.* 3,158 80,750
Matthews International Corp.,
Class
a
A 4,372 131,859
MillerKnoll, Inc. 10,264 258,037
Montrose Environmental Group,
Inc.* 4,678 88,040
NL Industries, Inc. 1,237 9,834
OPENLANE, Inc.* 15,800 319,160
Perma-Fix Environmental
Services, Inc.* 2,138 30,531
Pitney Bowes, Inc. 23,627 190,434
Quad/Graphics, Inc. 4,552 32,865
Quest Resource Holding Corp.* 2,538 18,553
Steelcase, Inc., Class
a
A 13,619 183,448
UniFirst Corp. 2,215 444,927
Viad Corp.* 3,009 134,562
Virco Mfg. Corp. 1,622 26,633
VSE Corp. 2,338 274,154
7,719,735

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
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::
Investments
Shares Value
Common Stocks (continued)
Communications Equipment — 0.4%
ADTRAN Holdings, Inc.* 11,587 $ 98,490
Applied Optoelectronics, Inc.* 5,444 224,402
Aviat Networks, Inc.* 1,675 26,515
Calix, Inc.* 8,650 281,384
Clearfield, Inc.* 1,777 54,376
CommScope Holding Co., Inc.* 31,058 148,147
Digi International, Inc.* 5,256 174,604
Extreme Networks, Inc.* 18,485 306,851
Harmonic, Inc.* 16,253 208,363
Infinera Corp.* 29,783 196,866
NETGEAR, Inc.* 4,158 102,287
NetScout Systems, Inc.* 10,180 222,738
Ribbon Communications, Inc.* 13,469 52,664
Viasat, Inc.* 18,203 169,834
Viavi Solutions, Inc.* 32,399 322,046
2,589,567
Construction & Engineering — 1.3%
Ameresco, Inc., Class
a
A* 4,740 133,526
Arcosa, Inc. 7,141 775,798
Argan, Inc. 1,823 284,279
Bowman Consulting Group
Ltd., Class
a
A* 1,962 53,739
Centuri Holdings, Inc.*(a) 2,013 39,878
Concrete Pumping Holdings,
Inc.* 3,501 24,227
Construction Partners, Inc.,
Class
a
A* 6,317 641,870
Dycom Industries, Inc.* 4,179 757,068
Fluor Corp.* 25,125 1,410,266
Granite Construction, Inc. 6,480 643,918
Great Lakes Dredge & Dock
Corp.* 9,704 122,562
IES Holdings, Inc.* 1,211 375,234
Limbach Holdings, Inc.* 1,503 149,533
Matrix Service Co.* 3,891 51,595
MYR Group, Inc.* 2,411 380,697
Northwest Pipe Co.* 1,425 79,893
Orion Group Holdings, Inc.* 4,581 39,946
Primoris Services Corp. 7,865 658,379
Southland Holdings, Inc.* 1,482 4,861
Sterling Infrastructure, Inc.* 4,450 865,302
Tutor Perini Corp.* 6,368 173,082
7,665,653
Construction Materials — 0.3%
Knife River Corp.* 8,360 865,260
Smith-Midland Corp.*(a) 661 32,455
Summit Materials, Inc., Class
a
A* 17,818 907,649
United States Lime & Minerals,
Inc. 1,549 236,997
2,042,361
Consumer Finance — 0.7%
Atlanticus Holdings Corp.* 811 47,249
Bread Financial Holdings, Inc. 7,317 430,459
Consumer Portfolio Services,
Inc.* 1,249 12,940
Investments
Shares Value
Common Stocks (continued)
Dave, Inc.* 1,150 $ 113,482
Encore Capital Group, Inc.* 3,448 169,590
Enova International, Inc.* 3,751 395,768
FirstCash Holdings, Inc. 5,667 616,910
Green Dot Corp., Class
a
A* 7,823 80,342
LendingClub Corp.* 16,077 267,521
LendingTree, Inc.* 1,468 64,900
Medallion Financial Corp. 2,756 25,961
Moneylion, Inc.* 1,250 114,625
Navient Corp. 11,624 181,102
Nelnet, Inc., Class
a
A 2,092 227,861
NerdWallet, Inc., Class
a
A* 5,814 81,396
OppFi, Inc. 2,744 22,391
PRA Group, Inc.* 5,703 120,904
PROG Holdings, Inc. 6,114 297,507
Regional Management Corp. 1,227 37,460
Upstart Holdings, Inc.* 11,334 893,006
World Acceptance Corp.* 507 61,306
4,262,680
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The) 4,803 229,295
Chefs' Warehouse, Inc. (The)* 5,150 230,256
HF Foods Group, Inc.* 5,860 22,121
Ingles Markets, Inc., Class
a
A 2,132 157,555
Natural Grocers by Vitamin
Cottage, Inc. 1,373 64,600
PriceSmart, Inc. 3,690 331,141
SpartanNash Co. 4,964 94,217
Sprouts Farmers Market, Inc.* 14,823 2,289,857
United Natural Foods, Inc.* 8,646 214,680
Village Super Market, Inc.,
Class
a
A 1,281 41,466
Weis Markets, Inc. 2,422 176,394
3,851,582
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA 21,262 78,244
Greif, Inc., Class
a
A 3,668 260,538
Greif, Inc., Class
a
B 709 53,700
Myers Industries, Inc. 5,404 62,686
O-I Glass, Inc.* 22,793 287,192
Pactiv Evergreen, Inc. 5,956 80,823
Ranpak Holdings Corp.,
Class
a
A* 6,320 49,233
TriMas Corp. 5,974 157,833
1,030,249
Distributors — 0.0%(c)
A-Mark Precious Metals, Inc. 2,577 78,083
GigaCloud Technology, Inc.,
Class
a
A*(a) 3,454 85,314
Weyco Group, Inc. 891 31,818
195,215
Diversified Consumer Services — 0.7%
Adtalem Global Education, Inc.* 5,516 504,218
American Public Education,
Inc.* 2,310 47,632
Carriage Services, Inc., Class
a
A 2,010 81,506

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
79
UWM
::
Investments
Shares Value
Common Stocks (continued)
Chegg, Inc.* 14,608 $ 30,823
Coursera, Inc.* 20,243 160,932
European Wax Center, Inc.,
Class
a
A* 4,980 29,930
Frontdoor, Inc.* 11,550 676,830
Graham Holdings Co., Class
a
B 479 446,006
Laureate Education, Inc.* 19,737 375,003
Lincoln Educational Services
Corp.* 3,842 63,124
Mister Car Wash, Inc.* 13,778 110,224
Nerdy, Inc.*(a) 10,712 16,925
OneSpaWorld Holdings Ltd. 14,783 280,729
Perdoceo Education Corp. 9,641 264,645
Strategic Education, Inc. 3,267 322,812
Stride, Inc.* 6,265 669,541
Udemy, Inc.* 14,070 111,997
Universal Technical Institute,
Inc.* 5,811 150,331
4,343,208
Diversified REITs — 0.4%
Alexander & Baldwin, Inc., REIT 10,710 210,773
Alpine Income Property Trust,
Inc., REIT 1,842 32,953
American Assets Trust, Inc.,
REIT 7,051 200,530
Armada Hoffler Properties, Inc.,
REIT 9,764 107,892
Broadstone Net Lease, Inc.,
REIT 27,757 486,025
CTO Realty Growth, Inc., REIT 3,251 66,353
Empire State Realty Trust, Inc.,
Class
a
A, REIT 19,724 216,175
Essential Properties Realty
Trust, Inc., REIT 25,816 880,326
Gladstone Commercial Corp.,
REIT 5,898 103,864
Global Net Lease, Inc., REIT 29,545 218,928
NexPoint Diversified Real
Estate Trust, REIT 4,855 28,111
One Liberty Properties, Inc.,
REIT 2,336 70,244
2,622,174
Diversified Telecommunication Services — 0.5%
Anterix, Inc.* 1,500 52,050
AST SpaceMobile, Inc.,
Class
a
A*(a) 19,711 469,319
ATN International, Inc. 1,557 30,798
Bandwidth, Inc., Class
a
A* 3,636 76,465
Cogent Communications
Holdings, Inc. 6,481 532,674
Consolidated Communications
Holdings, Inc.* 11,305 52,794
Globalstar, Inc.* 107,339 209,311
IDT Corp., Class
a
B 2,269 117,171
Liberty Latin America Ltd.,
Class
a
A* 4,726 32,893
Liberty Latin America Ltd.,
Class
a
C* 19,074 131,801
Lumen Technologies, Inc.* 148,935 1,093,183
Investments
Shares Value
Common Stocks (continued)
Shenandoah
Telecommunications Co. 7,167 $ 95,536
2,893,995
Electric Utilities — 0.6%
ALLETE, Inc. 8,546 554,464
Genie Energy Ltd., Class
a
B 1,899 28,979
Hawaiian Electric Industries,
Inc.* 24,378 253,287
MGE Energy, Inc. 5,364 559,358
Otter Tail Corp. 6,087 490,856
Portland General Electric Co. 14,956 716,692
TXNM Energy, Inc. 13,242 649,520
3,253,156
Electrical Equipment — 1.0%
Allient, Inc. 2,142 55,628
American Superconductor
Corp.* 5,143 175,171
Amprius Technologies, Inc.*(a) 2,426 5,192
Array Technologies, Inc.* 22,471 150,780
Atkore, Inc. 5,404 509,651
Blink Charging Co.*(a) 14,156 22,508
Bloom Energy Corp., Class
a
A* 29,237 802,556
ChargePoint Holdings, Inc.*(a) 57,117 69,683
Energy Vault Holdings, Inc.* 15,162 31,234
EnerSys 5,887 569,037
Enovix Corp.*(a) 22,564 208,717
Fluence Energy, Inc.* 8,958 168,500
Freyr Battery, Inc.*(a) 16,496 34,147
FuelCell Energy, Inc.*(a) 2,448 29,058
GrafTech International Ltd.* 38,089 74,654
LSI Industries, Inc. 4,117 84,151
NANO Nuclear Energy, Inc.*(a) 591 16,317
Net Power, Inc.* 3,112 39,865
NEXTracker, Inc., Class
a
A* 21,222 809,831
NuScale Power Corp., Class
a
A* 11,653 345,511
Plug Power, Inc.*(a) 109,554 245,401
Powell Industries, Inc. 1,375 367,647
Preformed Line Products Co. 358 48,695
SES AI Corp.* 19,162 6,711
Shoals Technologies Group,
Inc., Class
a
A* 25,240 131,753
SolarMax Technology, Inc.* 749 1,296
Solidion Technology, Inc.*(a) 1,303 531
Stem, Inc.*(a) 22,337 8,761
Sunrun, Inc.* 32,164 370,851
Thermon Group Holdings, Inc.* 4,907 154,865
TPI Composites, Inc.*(a) 6,784 13,839
Ultralife Corp.* 1,480 11,352
Vicor Corp.* 3,353 178,413
5,742,306
Electronic Equipment, Instruments & Components — 2.1%
908 Devices, Inc.* 3,492 9,568
Advanced Energy Industries,
Inc. 5,507 633,525
Aeva Technologies, Inc.* 3,352 15,419
Arlo Technologies, Inc.* 14,003 157,114
Badger Meter, Inc. 4,325 937,747

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
80
UWM
::
Investments
Shares Value
Common Stocks (continued)
Bel Fuse, Inc., Class
a
A 257 $ 24,842
Bel Fuse, Inc., Class
a
B 1,521 121,954
Belden, Inc. 5,965 730,116
Benchmark Electronics, Inc. 5,252 254,670
Climb Global Solutions, Inc. 618 83,189
CTS Corp. 4,429 243,196
Daktronics, Inc.* 5,446 83,868
ePlus, Inc.* 3,872 313,090
Evolv Technologies Holdings,
Inc.* 19,224 77,857
Fabrinet* 5,366 1,258,756
FARO Technologies, Inc.* 2,821 74,051
Insight Enterprises, Inc.* 4,105 642,227
Itron, Inc.* 6,758 801,026
Kimball Electronics, Inc.* 3,605 70,694
Knowles Corp.* 12,800 249,088
Lightwave Logic, Inc.*(a) 17,667 50,704
Methode Electronics, Inc. 5,186 56,631
MicroVision, Inc.*(a) 30,359 27,323
Mirion Technologies, Inc.,
Class
a
A* 29,406 496,079
Napco Security Technologies,
Inc. 5,180 203,211
nLight, Inc.* 6,767 73,490
Novanta, Inc.* 5,279 881,488
OSI Systems, Inc.* 2,382 422,567
Ouster, Inc.* 6,367 62,906
PAR Technology Corp.* 5,365 435,316
PC Connection, Inc. 1,704 123,676
Plexus Corp.* 4,001 657,764
Powerfleet, Inc.* 13,902 97,870
Richardson Electronics Ltd. 1,808 25,457
Rogers Corp.* 2,764 286,295
Sanmina Corp.* 7,904 627,657
ScanSource, Inc.* 3,612 182,081
SmartRent, Inc., Class
a
A* 28,118 49,769
TTM Technologies, Inc.* 14,856 362,189
Vishay Intertechnology, Inc. 18,587 355,012
Vishay Precision Group, Inc.* 1,782 40,933
12,300,415
Energy Equipment & Services — 1.5%
Archrock, Inc. 24,556 629,125
Atlas Energy Solutions, Inc.,
Class
a
A(a) 9,996 235,606
Borr Drilling Ltd. 34,881 129,757
Bristow Group, Inc., Class
a
A* 3,616 138,204
Cactus, Inc., Class
a
A 9,640 661,882
ChampionX Corp. 28,072 868,828
Core Laboratories, Inc. 6,909 140,598
DMC Global, Inc.* 2,886 23,232
Drilling Tools International
Corp.* 1,733 6,135
Expro Group Holdings NV* 13,935 193,557
Forum Energy Technologies,
Inc.* 1,725 26,306
Geospace Technologies Corp.* 1,848 19,848
Helix Energy Solutions Group,
Inc.* 21,202 226,649
Helmerich & Payne, Inc. 14,224 492,577
Investments
Shares Value
Common Stocks (continued)
Innovex International, Inc.* 5,034 $ 81,903
Kodiak Gas Services, Inc. 2,966 119,945
Liberty Energy, Inc., Class
a
A 23,757 437,129
Mammoth Energy Services,
Inc.* 3,575 12,441
Nabors Industries Ltd.* 1,344 98,690
Natural Gas Services Group,
Inc.* 1,578 43,805
Newpark Resources, Inc.* 12,191 101,917
Noble Corp. plc 20,316 679,977
Oceaneering International, Inc.* 14,873 445,893
Oil States International, Inc.* 9,032 49,676
Patterson-UTI Energy, Inc. 57,259 480,976
ProFrac Holding Corp.,
Class
a
A*(a) 3,268 29,641
ProPetro Holding Corp.* 12,978 109,015
Ranger Energy Services, Inc.,
Class
a
A 2,305 38,033
RPC, Inc. 12,505 80,532
SEACOR Marine Holdings, Inc.* 3,588 24,650
Seadrill Ltd.* 10,085 409,854
Select Water Solutions, Inc.,
Class
a
A 13,425 198,287
Solaris Energy Infrastructure,
Inc., Class
a
A 3,699 91,180
TETRA Technologies, Inc.* 18,473 71,121
Tidewater, Inc.* 7,177 371,194
Transocean Ltd.* 107,314 472,182
Valaris Ltd.* 9,236 426,611
8,666,956
Entertainment — 0.4%
AMC Entertainment Holdings,
Inc., Class
a
A* 49,807 246,545
Atlanta Braves Holdings, Inc.,
Class
a
A* 1,506 63,387
Atlanta Braves Holdings, Inc.,
Class
a
C* 7,381 297,823
Cinemark Holdings, Inc.* 16,240 560,605
Eventbrite, Inc., Class
a
A* 11,844 41,691
Golden Matrix Group, Inc.* 2,973 6,897
IMAX Corp.* 6,308 166,026
Lions Gate Entertainment
Corp., Class
a
A* 8,765 72,224
Lions Gate Entertainment
Corp., Class
a
B* 18,316 134,989
LiveOne, Inc.* 11,029 11,029
Madison Square Garden
Entertainment Corp., Class
a
A* 5,756 212,914
Marcus Corp. (The) 3,529 79,897
Playstudios, Inc.* 12,953 24,870
Reservoir Media, Inc.* 2,865 27,046
Sphere Entertainment Co.* 3,908 160,814
Vivid Seats, Inc., Class
a
A* 11,358 40,662
2,147,419
Equity Real Estate Investment Trusts (REITs) — 0.0%(c)
Hudson Pacific Properties, Inc. 20,125 77,481
Financial Services — 1.9%
Acacia Research Corp.* 5,555 25,275

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
81
UWM
::
Investments
Shares Value
Common Stocks (continued)
Alerus Financial Corp. 3,304 $ 72,820
AvidXchange Holdings, Inc.* 25,572 292,544
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 4,026 137,166
Burford Capital Ltd. 29,483 401,853
Cannae Holdings, Inc. 8,289 179,871
Cantaloupe, Inc.* 8,594 78,034
Cass Information Systems, Inc. 1,992 89,381
Compass Diversified Holdings 9,805 232,378
Enact Holdings, Inc. 4,304 151,544
Essent Group Ltd. 15,355 887,212
EVERTEC, Inc. 9,489 341,604
Federal Agricultural Mortgage
Corp., Class
a
C 1,346 287,331
Flywire Corp.* 17,769 403,534
HA Sustainable Infrastructure
Capital, Inc. 16,545 518,851
I3 Verticals, Inc., Class
a
A* 3,327 82,510
International Money Express,
Inc.* 4,665 98,292
Jackson Financial, Inc., Class
a
A 11,237 1,125,835
Marqeta, Inc., Class
a
A* 68,600 266,168
Merchants Bancorp 2,661 109,846
Mr Cooper Group, Inc.* 9,391 926,610
NCR Atleos Corp.* 10,617 348,344
NewtekOne, Inc. 3,420 49,590
NMI Holdings, Inc., Class
a
A* 11,545 461,685
Onity Group, Inc.* 948 29,265
Pagseguro Digital Ltd., Class
a
A* 27,748 203,670
Payoneer Global, Inc.* 41,675 454,674
Paysafe Ltd.* 4,741 94,244
Paysign, Inc.* 4,845 16,425
PennyMac Financial Services,
Inc. 3,934 421,449
Priority Technology Holdings,
Inc.* 2,669 24,822
Radian Group, Inc. 22,299 798,081
Remitly Global, Inc.* 21,641 444,939
Repay Holdings Corp., Class
a
A* 13,316 107,593
Sezzle, Inc.* 342 145,018
StoneCo Ltd., Class
a
A* 42,120 399,298
SWK Holdings Corp.* 484 7,700
Velocity Financial, Inc.* 1,325 27,110
Walker & Dunlop, Inc. 4,729 521,041
Waterstone Financial, Inc. 2,367 35,718
11,299,325
Food Products — 0.7%
Alico, Inc. 1,045 28,006
B&G Foods, Inc. 11,438 76,406
Beyond Meat, Inc.*(a) 8,790 43,774
BRC, Inc., Class
a
A* 7,777 24,420
Calavo Growers, Inc. 2,457 68,083
Cal-Maine Foods, Inc. 6,033 588,881
Dole plc 11,043 166,418
Forafric Global plc*(a) 809 8,276
Fresh Del Monte Produce, Inc. 4,974 167,873
Hain Celestial Group, Inc. (The)* 13,198 109,147
J & J Snack Foods Corp. 2,245 390,159
Investments
Shares Value
Common Stocks (continued)
John B Sanfilippo & Son, Inc. 1,319 $ 113,896
Lancaster Colony Corp. 2,879 535,033
Lifeway Foods, Inc.* 662 16,186
Limoneira Co. 2,435 67,693
Mama's Creations, Inc.* 4,842 47,306
Mission Produce, Inc.* 6,395 85,054
Seneca Foods Corp., Class
a
A* 688 49,605
Simply Good Foods Co. (The)* 13,431 534,419
SunOpta, Inc.* 13,498 104,610
TreeHouse Foods, Inc.* 7,037 241,651
Utz Brands, Inc. 9,569 166,596
Vital Farms, Inc.* 4,795 159,194
Westrock Coffee Co.*(a) 5,048 40,535
WK Kellogg Co.(a) 9,653 200,782
4,034,003
Gas Utilities — 0.7%
Brookfield Infrastructure Corp.,
Class
a
A(a) 17,658 792,668
Chesapeake Utilities Corp. 3,253 428,583
New Jersey Resources Corp. 14,457 745,692
Northwest Natural Holding Co. 5,580 244,516
ONE Gas, Inc. 8,288 646,215
RGC Resources, Inc. 1,215 25,272
Southwest Gas Holdings, Inc. 8,963 700,548
Spire, Inc. 8,361 611,941
4,195,435
Ground Transportation — 0.3%
ArcBest Corp. 3,464 399,330
Covenant Logistics Group, Inc.,
Class
a
A 1,191 69,173
FTAI Infrastructure, Inc. 14,819 128,184
Heartland Express, Inc. 6,861 87,615
Hertz Global Holdings, Inc.* 18,057 88,840
Marten Transport Ltd. 8,546 148,530
PAMT Corp.* 878 16,656
Proficient Auto Logistics, Inc.* 2,225 23,185
RXO, Inc.* 19,961 601,824
Universal Logistics Holdings,
Inc. 1,002 52,214
Werner Enterprises, Inc. 9,076 371,027
1,986,578
Health Care Equipment & Supplies — 2.1%
Accuray, Inc.* 14,110 31,465
Alphatec Holdings, Inc.* 15,105 158,300
AngioDynamics, Inc.* 5,613 38,898
Artivion, Inc.* 5,841 172,426
AtriCure, Inc.* 6,965 251,854
Avanos Medical, Inc.* 6,680 127,989
Axogen, Inc.* 6,239 86,722
Bioventus, Inc., Class
a
A* 5,523 67,878
Cerus Corp.* 26,549 49,116
CONMED Corp. 4,540 336,142
CVRx, Inc.* 1,955 29,951
Embecta Corp. 8,530 177,680
Fractyl Health, Inc.* 5,018 12,846
Glaukos Corp.* 7,200 1,034,280
Haemonetics Corp.* 7,385 645,966

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
82
UWM
::
Investments
Shares Value
Common Stocks (continued)
ICU Medical, Inc.* 3,155 $ 517,294
Inari Medical, Inc.* 7,787 404,301
Inmode Ltd.* 11,699 228,481
Inogen, Inc.* 3,488 33,868
Integer Holdings Corp.* 4,906 689,293
Integra LifeSciences Holdings
Corp.* 9,953 244,645
iRadimed Corp. 1,184 63,853
iRhythm Technologies, Inc.* 4,600 400,039
Lantheus Holdings, Inc.* 10,132 904,484
LeMaitre Vascular, Inc. 2,984 319,258
LivaNova plc* 8,026 421,365
Merit Medical Systems, Inc.* 8,429 875,773
Neogen Corp.* 32,103 455,221
NeuroPace, Inc.* 2,008 21,285
Nevro Corp.* 5,321 24,477
Novocure Ltd.* 15,669 314,007
Omnicell, Inc.* 6,715 312,852
OraSure Technologies, Inc.* 10,620 40,356
Orchestra BioMed Holdings,
Inc.*(a) 3,419 19,249
Orthofix Medical, Inc.* 4,960 96,869
OrthoPediatrics Corp.* 2,409 62,586
Paragon 28, Inc.* 6,933 71,479
PROCEPT BioRobotics Corp.* 6,232 595,717
Pulmonx Corp.* 5,574 35,952
Pulse Biosciences, Inc.*(a) 2,694 57,652
RxSight, Inc.* 5,281 247,573
Sanara Medtech, Inc.*(a) 588 21,368
Semler Scientific, Inc.* 698 39,800
SI-BONE, Inc.* 5,989 81,211
Sight Sciences, Inc.* 5,169 20,624
STAAR Surgical Co.* 7,280 211,848
Stereotaxis, Inc.*(a) 8,065 19,275
Surmodics, Inc.* 2,028 80,005
Tactile Systems Technology,
Inc.* 3,481 68,019
Tandem Diabetes Care, Inc.* 9,529 291,873
TransMedics Group, Inc.* 4,723 409,531
Treace Medical Concepts, Inc.* 7,179 61,165
UFP Technologies, Inc.* 1,069 345,201
Utah Medical Products, Inc. 490 31,973
Varex Imaging Corp.* 5,705 95,159
Vicarious Surgical, Inc.,
Class
a
A* 1 14
Zimvie, Inc.* 3,975 58,671
Zynex, Inc.*(a) 2,247 18,695
12,533,874
Health Care Providers & Services — 2.0%
Accolade, Inc.* 10,749 41,491
AdaptHealth Corp., Class
a
A* 14,979 150,239
Addus HomeCare Corp.* 2,564 314,962
agilon health, Inc.* 45,391 94,867
AirSculpt Technologies, Inc.*(a) 1,951 13,325
Alignment Healthcare, Inc.* 14,727 185,707
AMN Healthcare Services, Inc.* 5,577 145,169
Ardent Health Partners, Inc.* 1,783 28,492
Astrana Health, Inc.* 6,341 274,248
Investments
Shares Value
Common Stocks (continued)
Aveanna Healthcare Holdings,
Inc.* 7,690 $ 44,679
BrightSpring Health Services,
Inc.* 7,923 152,914
Brookdale Senior Living, Inc.* 28,164 159,972
Castle Biosciences, Inc.* 3,806 115,246
Community Health Systems,
Inc.* 18,471 63,540
Concentra Group Holdings
Parent, Inc. 16,197 353,419
CorVel Corp.* 1,305 476,847
Cross Country Healthcare, Inc.* 4,717 50,755
DocGo, Inc.* 14,945 64,712
Enhabit, Inc.* 7,327 56,638
Ensign Group, Inc. (The) 8,167 1,194,097
Fulgent Genetics, Inc.* 2,991 54,735
GeneDx Holdings Corp.,
Class
a
A* 1,843 144,473
Guardant Health, Inc.* 17,364 618,332
HealthEquity, Inc.* 12,457 1,264,884
Hims & Hers Health, Inc.* 27,923 899,679
InfuSystem Holdings, Inc.* 2,924 26,024
Innovage Holding Corp.* 2,801 13,641
Joint Corp. (The)* 1,602 18,647
LifeStance Health Group, Inc.* 20,523 154,333
ModivCare, Inc.* 1,642 30,853
Nano-X Imaging Ltd.*(a) 7,980 51,551
National HealthCare Corp. 1,838 230,118
National Research Corp. 2,255 44,333
NeoGenomics, Inc.* 18,761 332,633
OPKO Health, Inc.* 47,925 73,804
Option Care Health, Inc.* 25,246 600,855
Owens & Minor, Inc.* 11,099 149,504
PACS Group, Inc.* 5,810 91,856
Patterson Cos., Inc. 11,592 249,112
Pediatrix Medical Group, Inc.* 12,413 185,698
Pennant Group, Inc. (The)* 4,203 131,050
Performant Financial Corp.* 10,407 32,678
Privia Health Group, Inc.* 15,011 322,436
Progyny, Inc.* 12,425 193,457
Quipt Home Medical Corp.* 6,014 16,118
RadNet, Inc.* 9,728 795,361
Select Medical Holdings Corp. 15,929 336,261
Sonida Senior Living, Inc.* 517 13,473
Surgery Partners, Inc.* 11,300 269,392
Talkspace, Inc.* 18,088 61,861
US Physical Therapy, Inc. 2,201 217,371
Viemed Healthcare, Inc.* 5,046 43,749
11,649,591
Health Care REITs — 0.5%
American Healthcare REIT, Inc.,
REIT 12,114 361,118
CareTrust REIT, Inc., REIT 23,029 686,034
Community Healthcare Trust,
Inc., REIT 4,000 75,600
Diversified Healthcare Trust,
REIT 32,138 83,559
Global Medical REIT, Inc., REIT 8,940 79,477
LTC Properties, Inc., REIT 6,320 243,889

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
83
UWM
::
Investments
Shares Value
Common Stocks (continued)
National Health Investors, Inc.,
REIT 6,159 $ 472,087
Sabra Health Care REIT, Inc.,
REIT 34,052 637,794
Strawberry Fields REIT, Inc.,
REIT 858 10,862
Universal Health Realty Income
Trust, REIT 1,892 79,824
2,730,244
Health Care Technology — 0.2%
Definitive Healthcare Corp.,
Class
a
A* 7,846 37,111
Evolent Health, Inc., Class
a
A* 16,986 219,459
Health Catalyst, Inc.* 8,596 75,903
HealthStream, Inc. 3,586 118,697
LifeMD, Inc.* 5,213 34,354
OptimizeRx Corp.* 2,585 14,088
Phreesia, Inc.* 8,142 171,226
Schrodinger, Inc.* 8,182 184,668
Simulations Plus, Inc. 2,337 74,246
Teladoc Health, Inc.* 25,047 300,063
Waystar Holding Corp.* 6,351 196,119
1,425,934
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc.,
REIT 33,545 540,410
Braemar Hotels & Resorts, Inc.,
REIT 9,698 34,913
Chatham Lodging Trust, REIT 7,086 65,262
DiamondRock Hospitality Co.,
REIT 30,960 287,309
Pebblebrook Hotel Trust, REIT 17,571 243,358
RLJ Lodging Trust, REIT 22,426 228,969
Ryman Hospitality Properties,
Inc., REIT 8,630 1,011,781
Service Properties Trust, REIT 24,275 67,485
Summit Hotel Properties, Inc.,
REIT 15,443 101,615
Sunstone Hotel Investors, Inc.,
REIT 29,929 321,737
Xenia Hotels & Resorts, Inc.,
REIT 15,002 230,731
3,133,570
Hotels, Restaurants & Leisure — 1.4%
Accel Entertainment, Inc.,
Class
a
A* 7,602 87,879
Bally's Corp.* 3,523 62,463
Biglari Holdings, Inc., Class
a
B* 107 22,516
BJ's Restaurants, Inc.* 2,785 107,055
Bloomin' Brands, Inc. 11,620 161,983
Brinker International, Inc.* 6,485 857,771
Cheesecake Factory, Inc. (The) 7,104 359,747
Cracker Barrel Old Country
Store, Inc. 3,255 180,848
Dave & Buster's Entertainment,
Inc.* 4,758 187,085
Denny's Corp.* 7,419 48,669
Despegar.com Corp.* 9,047 161,851
Investments
Shares Value
Common Stocks (continued)
Dine Brands Global, Inc. 2,240 $ 80,461
El Pollo Loco Holdings, Inc.* 3,752 47,725
Everi Holdings, Inc.* 11,629 156,643
First Watch Restaurant Group,
Inc.* 4,465 85,237
Full House Resorts, Inc.* 4,828 22,788
Global Business Travel Group I* 18,466 173,396
Golden Entertainment, Inc. 2,971 100,241
Hilton Grand Vacations, Inc.* 10,856 460,186
Inspired Entertainment, Inc.* 3,228 31,053
International Game Technology
plc 16,741 321,929
Jack in the Box, Inc. 2,888 141,079
Krispy Kreme, Inc. 12,588 138,720
Kura Sushi USA, Inc., Class
a
A* 871 93,127
Life Time Group Holdings, Inc.* 8,763 212,678
Lindblad Expeditions Holdings,
Inc.* 5,215 69,151
Monarch Casino & Resort, Inc. 1,887 158,527
Mondee Holdings, Inc.,
Class
a
A*(a) 5,605 3,981
Nathan's Famous, Inc. 414 36,225
ONE Group Hospitality, Inc.
(The)* 3,065 10,819
Papa John's International, Inc. 4,893 243,818
PlayAGS, Inc.* 5,673 65,920
Portillo's, Inc., Class
a
A*(a) 7,947 91,788
Potbelly Corp.* 4,039 42,006
RCI Hospitality Holdings, Inc. 1,247 65,418
Red Rock Resorts, Inc., Class
a
A 7,238 362,551
Rush Street Interactive, Inc.* 11,186 161,302
Sabre Corp.* 55,347 216,407
Shake Shack, Inc., Class
a
A* 5,595 748,219
Six Flags Entertainment Corp. 13,655 630,724
Super Group SGHC Ltd. 22,048 146,619
Sweetgreen, Inc., Class
a
A* 14,533 595,562
Target Hospitality Corp.* 4,848 40,093
United Parks & Resorts, Inc.* 5,184 303,990
Vacasa, Inc., Class
a
A*(a) 1,400 5,460
Xponential Fitness, Inc.,
Class
a
A* 3,517 53,599
8,355,309
Household Durables — 1.6%
Beazer Homes USA, Inc.* 4,361 152,417
Cavco Industries, Inc.* 1,232 633,864
Century Communities, Inc. 4,112 371,560
Champion Homes, Inc.* 7,894 818,845
Cricut, Inc., Class
a
A(a) 6,913 35,878
Dream Finders Homes, Inc.,
Class
a
A* 4,115 136,906
Ethan Allen Interiors, Inc. 3,362 103,314
Flexsteel Industries, Inc. 679 40,081
GoPro, Inc., Class
a
A* 18,415 22,650
Green Brick Partners, Inc.* 4,578 327,144
Hamilton Beach Brands Holding
Co., Class
a
A 1,227 23,767
Helen of Troy Ltd.* 3,353 245,875
Hooker Furnishings Corp. 1,561 29,238
Hovnanian Enterprises, Inc.,
Class
a
A* 732 143,919

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
84
UWM
::
Investments
Shares Value
Common Stocks (continued)
Installed Building Products, Inc. 3,526 $ 806,537
iRobot Corp.* 4,186 31,855
KB Home 9,904 819,457
Landsea Homes Corp.* 2,648 30,267
La-Z-Boy, Inc. 6,225 281,806
Legacy Housing Corp.* 1,650 43,180
LGI Homes, Inc.* 3,073 336,463
Lifetime Brands, Inc. 1,830 10,779
Lovesac Co. (The)* 2,089 78,797
M/I Homes, Inc.* 3,920 646,918
Meritage Homes Corp. 5,286 1,009,996
Purple Innovation, Inc., Class
a
A* 8,367 8,027
Sonos, Inc.* 18,134 246,804
Taylor Morrison Home Corp.,
Class
a
A* 15,056 1,112,187
Traeger, Inc.* 5,034 16,159
Tri Pointe Homes, Inc.* 13,566 590,528
United Homes Group, Inc.* 774 4,938
Vizio Holding Corp., Class
a
A*(a) 13,075 148,924
Worthington Enterprises, Inc. 4,630 189,460
9,498,540
Household Products — 0.2%
Central Garden & Pet Co.* 1,416 56,286
Central Garden & Pet Co.,
Class
a
A* 7,677 259,406
Energizer Holdings, Inc. 10,580 403,204
Oil-Dri Corp. of America 720 49,766
WD-40 Co. 2,004 555,288
1,323,950
Independent Power and Renewable Electricity Producers — 0.1%
Altus Power, Inc., Class
a
A* 11,166 48,237
Montauk Renewables, Inc.* 9,711 42,922
Ormat Technologies, Inc. 7,943 648,308
Sunnova Energy International,
Inc.*(a) 15,981 88,535
828,002
Industrial Conglomerates — 0.0%(c)
Brookfield Business Corp.,
Class
a
A 3,819 105,366
Industrial REITs — 0.3%
Industrial Logistics Properties
Trust, REIT 9,607 37,179
Innovative Industrial Properties,
Inc., REIT 4,147 452,106
LXP Industrial Trust, REIT 42,769 399,890
Plymouth Industrial REIT, Inc.,
REIT 5,901 110,585
Terreno Realty Corp., REIT 14,056 852,215
1,851,975
Insurance — 1.5%
Ambac Financial Group, Inc.* 6,385 81,983
American Coastal Insurance
Corp.* 3,556 48,824
AMERISAFE, Inc. 2,803 165,433
Investments
Shares Value
Common Stocks (continued)
Baldwin Insurance Group, Inc.
(The), Class
a
A* 9,690 $ 474,422
Bowhead Specialty Holdings,
Inc.* 1,063 39,161
CNO Financial Group, Inc. 15,497 618,330
Crawford & Co., Class
a
A 2,233 26,461
Donegal Group, Inc., Class
a
A 2,275 37,856
Employers Holdings, Inc. 3,635 193,964
Enstar Group Ltd.* 1,864 605,241
F&G Annuities & Life, Inc. 2,736 132,231
Fidelis Insurance Holdings Ltd. 7,666 157,383
Genworth Financial, Inc.,
Class
a
A* 63,345 494,091
GoHealth, Inc., Class
a
A* 663 8,493
Goosehead Insurance, Inc.,
Class
a
A* 3,308 417,205
Greenlight Capital Re Ltd.,
Class
a
A* 4,063 60,661
Hamilton Insurance Group Ltd.,
Class
a
B* 5,825 111,141
HCI Group, Inc. 1,218 148,438
Heritage Insurance Holdings,
Inc.* 3,364 41,814
Hippo Holdings, Inc.* 2,903 95,915
Horace Mann Educators Corp. 6,050 253,313
Investors Title Co. 209 59,881
James River Group Holdings
Ltd. 4,610 21,621
Kingsway Financial Services,
Inc.* 1,890 16,689
Lemonade, Inc.* 7,587 393,082
Maiden Holdings Ltd.* 12,951 21,110
MBIA, Inc. 6,567 45,247
Mercury General Corp. 3,940 311,102
NI Holdings, Inc.* 1,148 18,529
Oscar Health, Inc., Class
a
A* 28,609 495,794
Palomar Holdings, Inc.* 3,602 390,097
ProAssurance Corp.* 7,494 125,300
Root, Inc., Class
a
A* 1,270 126,759
Safety Insurance Group, Inc. 2,160 185,414
Selective Insurance Group, Inc. 8,951 913,808
Selectquote, Inc.* 19,695 58,888
SiriusPoint Ltd.* 14,510 223,744
Skyward Specialty Insurance
Group, Inc.* 5,465 295,711
Stewart Information Services
Corp. 3,981 298,933
Tiptree, Inc., Class
a
A 3,706 84,460
Trupanion, Inc.* 4,849 258,500
United Fire Group, Inc. 3,087 94,462
Universal Insurance Holdings,
Inc. 3,524 79,748
8,731,239
Interactive Media & Services — 0.4%
Bumble, Inc., Class
a
A* 14,136 122,842
Cargurus, Inc., Class
a
A* 12,994 491,433
Cars.com, Inc.* 9,690 192,540
EverQuote, Inc., Class
a
A* 3,694 70,888
fuboTV, Inc.* 43,205 69,560
Getty Images Holdings, Inc.*(a) 14,762 43,105

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
85
UWM
::
Investments
Shares Value
Common Stocks (continued)
Grindr, Inc.* 3,612 $ 54,505
MediaAlpha, Inc., Class
a
A* 4,395 55,509
Nextdoor Holdings, Inc.* 25,665 62,366
Outbrain, Inc.* 5,675 30,815
QuinStreet, Inc.* 7,748 176,500
Shutterstock, Inc. 3,675 116,424
System1, Inc.* 3,446 3,618
TrueCar, Inc.* 12,603 53,689
Vimeo, Inc.* 21,789 142,282
Webtoon Entertainment, Inc.*(a) 2,228 27,360
Yelp, Inc., Class
a
A* 9,650 368,823
Ziff Davis, Inc.* 6,695 394,001
ZipRecruiter, Inc., Class
a
A* 10,562 93,579
2,569,839
IT Services — 0.4%
Applied Digital Corp.* 17,302 174,750
ASGN, Inc.* 6,640 607,892
Backblaze, Inc., Class
a
A* 5,873 38,116
BigBear.ai Holdings, Inc.* 14,949 34,233
BigCommerce Holdings, Inc.,
Series 1* 10,375 76,464
Core Scientific, Inc.* 26,242 469,207
Couchbase, Inc.* 5,724 117,399
DigitalOcean Holdings, Inc.* 9,657 367,739
Fastly, Inc., Class
a
A* 18,958 160,764
Grid Dynamics Holdings, Inc.* 8,405 153,812
Hackett Group, Inc. (The) 3,721 116,616
Information Services Group,
Inc. 5,183 19,125
Rackspace Technology, Inc.* 9,836 26,360
Tucows, Inc., Class
a
A* 1,172 20,733
Unisys Corp.* 9,688 77,310
2,460,520
Leisure Products — 0.3%
Acushnet Holdings Corp. 4,265 311,814
AMMO, Inc.*(a) 13,198 16,366
Clarus Corp. 4,487 20,371
Escalade, Inc. 1,471 22,065
Funko, Inc., Class
a
A* 4,598 54,027
JAKKS Pacific, Inc.* 1,175 34,228
Johnson Outdoors, Inc.,
Class
a
A 699 23,528
Latham Group, Inc.* 5,961 39,521
Malibu Boats, Inc., Class
a
A* 2,982 129,270
Marine Products Corp. 1,292 12,778
MasterCraft Boat Holdings,
Inc.* 2,471 52,385
Peloton Interactive, Inc.,
Class
a
A* 50,323 520,340
Revelyst, Inc.* 8,579 162,143
Smith & Wesson Brands, Inc. 6,702 91,013
Solo Brands, Inc., Class
a
A* 4,142 5,136
Sturm Ruger & Co., Inc. 2,416 92,025
Topgolf Callaway Brands Corp.* 20,870 175,725
1,762,735
Investments
Shares Value
Common Stocks (continued)
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies
Corp.* 17,042 $ 101,230
Akoya Biosciences, Inc.*(a) 3,910 8,602
BioLife Solutions, Inc.* 5,303 145,673
ChromaDex Corp.* 7,204 55,615
Codexis, Inc.* 10,278 47,073
Conduit Pharmaceuticals, Inc.* 3,391 362
CryoPort, Inc.* 6,400 45,312
Cytek Biosciences, Inc.* 17,859 116,619
Harvard Bioscience, Inc.* 5,997 13,193
Lifecore Biomedical, Inc.* 3,323 24,623
Maravai LifeSciences Holdings,
Inc., Class
a
A* 16,251 92,143
MaxCyte, Inc.* 15,395 54,652
Mesa Laboratories, Inc. 758 88,792
Nautilus Biotechnology, Inc.,
Class
a
A* 7,169 16,059
OmniAb, Inc.* 13,579 53,094
Pacific Biosciences of
California, Inc.*(a) 40,248 76,874
Quanterix Corp.* 5,287 65,189
Quantum-Si, Inc.* 14,735 18,419
Standard BioTools, Inc.* 43,402 79,860
1,103,384
Machinery — 2.8%
374Water, Inc.*(a) 9,615 9,461
3D Systems Corp.* 18,746 55,676
Alamo Group, Inc. 1,507 301,325
Albany International Corp.,
Class
a
A 4,592 380,677
Astec Industries, Inc. 3,355 129,537
Atmus Filtration Technologies,
Inc. 12,330 533,766
Barnes Group, Inc. 6,834 320,105
Blue Bird Corp.* 4,730 192,274
Chart Industries, Inc.* 6,325 1,222,306
Columbus McKinnon Corp. 4,181 164,271
Commercial Vehicle Group,
Inc.* 4,932 11,886
Douglas Dynamics, Inc. 3,335 86,343
Eastern Co. (The) 765 21,971
Energy Recovery, Inc.* 8,355 130,004
Enerpac Tool Group Corp.,
Class
a
A 8,001 386,128
Enpro, Inc. 3,090 584,319
ESCO Technologies, Inc. 3,809 565,294
Federal Signal Corp. 8,849 861,981
Franklin Electric Co., Inc. 6,666 721,928
Gencor Industries, Inc.* 1,514 33,596
Gorman-Rupp Co. (The) 3,084 131,378
Graham Corp.* 1,508 67,589
Greenbrier Cos., Inc. (The) 4,515 307,020
Helios Technologies, Inc. 4,892 255,949
Hillenbrand, Inc. 10,333 351,632
Hillman Solutions Corp.* 28,917 329,654
Hyliion Holdings Corp.* 20,736 76,516
Hyster-Yale, Inc. 1,686 94,821

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
86
UWM
::
Investments
Shares Value
Common Stocks (continued)
John Bean Technologies Corp. 4,675 $ 589,143
Kadant, Inc. 1,725 712,063
Kennametal, Inc. 11,658 334,585
L B Foster Co., Class
a
A* 1,334 38,326
Lindsay Corp. 1,593 211,503
Luxfer Holdings plc 4,022 57,756
Manitowoc Co., Inc. (The)* 5,124 54,468
Mayville Engineering Co., Inc.* 1,872 31,543
Miller Industries, Inc. 1,633 120,221
Mueller Industries, Inc. 16,443 1,328,101
Mueller Water Products, Inc.,
Class
a
A 22,862 572,464
NN, Inc.* 6,775 27,032
Omega Flex, Inc. 522 25,797
Park-Ohio Holdings Corp. 1,264 40,663
Proto Labs, Inc.* 3,773 155,410
REV Group, Inc. 7,556 234,387
Shyft Group, Inc. (The) 4,971 70,091
SPX Technologies, Inc.* 6,625 1,168,915
Standex International Corp. 1,712 355,908
Taylor Devices, Inc.* 350 16,828
Tennant Co. 2,789 246,464
Terex Corp. 9,805 537,216
Titan International, Inc.* 7,344 53,758
Trinity Industries, Inc. 12,026 453,380
Twin Disc, Inc. 1,642 20,541
Wabash National Corp. 6,420 127,309
Watts Water Technologies, Inc.,
Class
a
A 4,031 869,849
16,781,128
Marine Transportation — 0.2%
Costamare, Inc. 6,318 83,397
Genco Shipping & Trading Ltd. 6,207 98,505
Golden Ocean Group Ltd. 17,905 179,050
Himalaya Shipping Ltd. 4,377 27,181
Matson, Inc. 5,004 766,513
Pangaea Logistics Solutions
Ltd. 4,612 25,366
Safe Bulkers, Inc. 8,886 34,389
1,214,401
Media — 0.6%
Advantage Solutions, Inc.*(a) 15,747 56,059
AMC Networks, Inc., Class
a
A* 4,693 44,208
Boston Omaha Corp., Class
a
A* 3,626 55,369
Cable One, Inc. 830 348,783
Cardlytics, Inc.* 5,981 24,343
Clear Channel Outdoor
Holdings, Inc.* 51,895 78,361
EchoStar Corp., Class
a
A* 17,912 452,995
Emerald Holding, Inc. 2,236 11,113
Entravision Communications
Corp., Class
a
A 9,048 22,077
EW Scripps Co. (The), Class
a
A* 8,915 17,830
Gambling.com Group Ltd.* 2,548 33,786
Gannett Co., Inc.* 20,885 108,393
Gray Television, Inc. 12,590 53,759
Ibotta, Inc., Class
a
A* 1,121 81,990
iHeartMedia, Inc., Class
a
A* 15,206 34,822
Investments
Shares Value
Common Stocks (continued)
Innovid Corp.* 15,674 $ 47,649
Integral Ad Science Holding
Corp.* 10,633 118,877
John Wiley & Sons, Inc.,
Class
a
A 5,305 276,815
Magnite, Inc.* 18,512 310,817
National CineMedia, Inc.* 10,429 72,482
PubMatic, Inc., Class
a
A* 6,153 98,140
Scholastic Corp. 3,417 90,140
Sinclair, Inc. 4,711 86,306
Stagwell, Inc., Class
a
A* 12,655 99,468
TechTarget, Inc.* 3,802 122,082
TEGNA, Inc. 24,975 468,781
Thryv Holdings, Inc.* 4,681 74,053
Townsquare Media, Inc.,
Class
a
A 1,928 19,473
WideOpenWest, Inc.* 7,357 39,066
3,348,037
Metals & Mining — 1.2%
Alpha Metallurgical Resources,
Inc.* 1,617 397,087
Arch Resources, Inc. 2,586 444,585
Caledonia Mining Corp. plc 2,419 25,496
Carpenter Technology Corp. 7,003 1,358,862
Century Aluminum Co.* 7,768 177,343
Coeur Mining, Inc.* 58,134 375,546
Commercial Metals Co. 17,029 1,050,519
Compass Minerals
International, Inc. 5,082 78,415
Constellium SE, Class
a
A* 19,056 233,627
Contango ORE, Inc.* 1,515 21,331
Critical Metals Corp.* 1,076 7,328
Dakota Gold Corp.* 9,945 22,376
Hecla Mining Co. 86,439 477,143
i-80 Gold Corp.* 46,586 29,345
Ivanhoe Electric, Inc.* 12,299 116,963
Kaiser Aluminum Corp. 2,351 191,089
Lifezone Metals Ltd.* 5,373 38,148
Materion Corp. 3,030 350,329
Metallus, Inc.* 6,299 105,004
Metals Acquisition Ltd.,
Class
a
A* 7,926 100,660
Novagold Resources, Inc.* 35,887 131,346
Olympic Steel, Inc. 1,456 61,560
Perpetua Resources Corp.* 5,666 53,997
Piedmont Lithium, Inc.*(a) 2,630 33,033
Radius Recycling, Inc., Class
a
A 3,875 76,802
Ramaco Resources, Inc.,
Class
a
A 3,904 49,776
Ramaco Resources, Inc.,
Class
a
B 733 7,521
Ryerson Holding Corp. 4,135 106,270
SSR Mining, Inc.* 29,860 173,487
SunCoke Energy, Inc. 12,328 153,607
Tredegar Corp.* 3,913 28,056
Universal Stainless & Alloy
Products, Inc.* 1,281 56,902
Warrior Met Coal, Inc. 7,629 536,471
Worthington Steel, Inc. 4,789 214,739
7,284,763

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
87
UWM
::
Investments
Shares Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Advanced Flower Capital, Inc. 2,490 $ 24,228
AG Mortgage Investment Trust,
Inc. 4,235 28,925
Angel Oak Mortgage REIT, Inc. 1,748 17,148
Apollo Commercial Real Estate
Finance, Inc. 20,976 194,028
Arbor Realty Trust, Inc.(a) 27,098 397,528
Ares Commercial Real Estate
Corp. 7,860 56,749
ARMOUR Residential REIT, Inc. 7,217 136,546
Blackstone Mortgage Trust,
Inc., Class
a
A 25,549 491,052
BrightSpire Capital, Inc.,
Class
a
A 19,007 120,504
Chicago Atlantic Real Estate
Finance, Inc. 2,488 40,082
Chimera Investment Corp. 11,852 175,884
Claros Mortgage Trust, Inc. 12,702 86,247
Dynex Capital, Inc. 10,946 137,372
Ellington Financial, Inc. 12,152 150,199
Franklin BSP Realty Trust, Inc. 12,081 158,019
Granite Point Mortgage Trust,
Inc. 7,408 26,298
Invesco Mortgage Capital, Inc. 7,213 60,230
KKR Real Estate Finance Trust,
Inc. 8,650 100,599
Ladder Capital Corp., Class
a
A 16,703 198,098
MFA Financial, Inc. 15,062 167,339
New York Mortgage Trust, Inc. 13,353 81,987
Nexpoint Real Estate Finance,
Inc. 1,203 21,377
Orchid Island Capital, Inc.(a) 10,534 82,060
PennyMac Mortgage
Investment Trust 12,786 173,762
Ready Capital Corp. 23,779 175,251
Redwood Trust, Inc. 19,374 138,718
Seven Hills Realty Trust 1,882 25,068
Sunrise Realty Trust, Inc. 830 12,890
TPG RE Finance Trust, Inc. 8,776 80,125
Two Harbors Investment Corp. 15,279 179,528
3,737,841
Multi-Utilities — 0.3%
Avista Corp. 11,520 445,709
Black Hills Corp. 10,094 646,723
Northwestern Energy Group,
Inc. 9,072 501,137
Unitil Corp. 2,349 140,987
1,734,556
Office REITs — 0.5%
Brandywine Realty Trust, REIT 24,938 139,653
City Office REIT, Inc., REIT 5,735 33,263
COPT Defense Properties, REIT 16,566 545,850
Douglas Emmett, Inc., REIT 23,763 460,052
Easterly Government
Properties, Inc., Class
a
A, REIT 14,283 175,967
Franklin Street Properties
Corp., REIT 14,352 27,412
Investments
Shares Value
Common Stocks (continued)
JBG SMITH Properties, REIT 12,290 $ 210,036
NET Lease Office Properties,
REIT 2,185 71,537
Orion Office REIT, Inc., REIT 8,261 34,944
Paramount Group, Inc., REIT 27,148 131,939
Peakstone Realty Trust, REIT 5,373 73,771
Piedmont Office Realty Trust,
Inc., Class
a
A, REIT 18,167 172,950
Postal Realty Trust, Inc.,
Class
a
A, REIT 3,168 44,891
SL Green Realty Corp., REIT 10,387 812,159
2,934,424
Oil, Gas & Consumable Fuels — 2.2%
Aemetis, Inc.*(a) 5,331 21,804
Amplify Energy Corp.* 5,770 38,717
Ardmore Shipping Corp. 6,101 68,087
Berry Corp. 11,271 45,986
California Resources Corp. 10,151 600,533
Centrus Energy Corp.,
Class
a
A*(a) 2,075 188,825
Clean Energy Fuels Corp.* 25,118 77,363
CNX Resources Corp.* 21,754 881,472
Comstock Resources, Inc.* 13,595 211,674
CONSOL Energy, Inc. 4,306 562,794
Crescent Energy Co., Class
a
A 21,111 313,921
CVR Energy, Inc. 5,027 97,272
Delek US Holdings, Inc. 9,329 177,717
DHT Holdings, Inc. 19,861 187,091
Diversified Energy Co. plc(a)(b) 6,915 113,129
Dorian LPG Ltd. 5,350 130,915
Empire Petroleum Corp.* 2,241 14,186
Encore Energy Corp.* 26,716 100,987
Energy Fuels, Inc.*(a) 27,213 197,566
Evolution Petroleum Corp. 4,511 26,435
Excelerate Energy, Inc., Class
a
A 2,519 78,013
FLEX LNG Ltd.(a) 4,493 108,461
FutureFuel Corp. 3,842 20,017
Golar LNG Ltd. 14,562 573,306
Granite Ridge Resources, Inc. 7,747 49,968
Green Plains, Inc.* 9,376 101,261
Gulfport Energy Corp.* 1,906 335,075
Hallador Energy Co.* 3,724 45,433
HighPeak Energy, Inc.(a) 2,139 32,235
International Seaways, Inc. 5,944 231,816
Kinetik Holdings, Inc., Class
a
A 5,629 332,224
Kosmos Energy Ltd.* 68,840 271,230
Magnolia Oil & Gas Corp.,
Class
a
A 25,483 706,898
Murphy Oil Corp. 21,343 693,007
NACCO Industries, Inc.,
Class
a
A 599 19,294
NextDecade Corp.* 17,012 123,167
Nordic American Tankers Ltd. 29,993 80,381
Northern Oil & Gas, Inc. 14,596 634,780
Par Pacific Holdings, Inc.* 8,230 143,449
PBF Energy, Inc., Class
a
A 15,284 481,293
Peabody Energy Corp. 18,613 443,920
PrimeEnergy Resources Corp.* 102 20,507

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
88
UWM
::
Investments
Shares Value
Common Stocks (continued)
REX American Resources
Corp.* 2,268 $ 98,227
Riley Exploration Permian, Inc. 1,672 58,687
Ring Energy, Inc.*(a) 21,805 33,362
Sable Offshore Corp.* 7,425 174,339
SandRidge Energy, Inc. 4,732 55,506
Scorpio Tankers, Inc. 6,893 349,199
SFL Corp. Ltd. 17,522 184,331
Sitio Royalties Corp., Class
a
A 11,882 281,603
SM Energy Co. 16,836 760,819
Talos Energy, Inc.* 21,774 244,958
Teekay Corp. Ltd.* 8,418 62,125
Teekay Tankers Ltd., Class
a
A 3,531 142,123
Uranium Energy Corp.* 58,697 487,772
Ur-Energy, Inc.* 49,904 65,374
VAALCO Energy, Inc. 15,327 78,474
Verde Clean Fuels, Inc.* 483 2,062
Vital Energy, Inc.* 4,208 138,149
Vitesse Energy, Inc. 3,679 103,306
W&T Offshore, Inc. 14,513 28,155
World Kinect Corp. 8,547 247,436
13,178,216
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 2,388 64,763
Sylvamo Corp. 5,176 477,693
542,456
Passenger Airlines — 0.3%
Allegiant Travel Co. 2,280 186,595
Blade Air Mobility, Inc.* 8,538 40,470
Frontier Group Holdings, Inc.* 6,206 36,181
JetBlue Airways Corp.* 45,962 274,393
Joby Aviation, Inc.*(a) 59,135 529,258
SkyWest, Inc.* 5,830 668,934
Sun Country Airlines Holdings,
Inc.* 5,811 83,621
Wheels Up Experience, Inc.*(a) 13,197 32,993
1,852,445
Personal Care Products — 0.2%
Beauty Health Co. (The)* 10,950 16,206
Edgewell Personal Care Co. 7,239 264,803
Herbalife Ltd.* 14,704 114,250
Honest Co., Inc. (The)* 11,979 99,306
Interparfums, Inc. 2,682 369,204
Medifast, Inc.* 1,584 31,157
Nature's Sunshine Products,
Inc.* 1,896 30,791
Nu Skin Enterprises, Inc.,
Class
a
A 7,299 53,283
Olaplex Holdings, Inc.* 20,402 39,376
USANA Health Sciences, Inc.* 1,678 64,653
Veru, Inc.* 19,436 13,755
Waldencast plc, Class
a
A* 3,594 12,148
1,108,932
Pharmaceuticals — 1.2%
Alto Neuroscience, Inc.* 3,143 13,861
Alumis, Inc.*(a) 1,950 18,057
Investments
Shares Value
Common Stocks (continued)
Amneal Pharmaceuticals, Inc.* 23,413 $ 193,626
Amphastar Pharmaceuticals,
Inc.* 5,661 255,821
ANI Pharmaceuticals, Inc.* 2,721 155,723
Aquestive Therapeutics, Inc.* 10,927 55,618
Arvinas, Inc.* 9,453 252,584
Atea Pharmaceuticals, Inc.* 11,353 38,827
Avadel Pharmaceuticals plc,
ADR* 13,599 150,405
Axsome Therapeutics, Inc.* 5,360 526,459
Biote Corp., Class
a
A* 3,961 26,182
Cassava Sciences, Inc.*(a) 5,976 22,948
Collegium Pharmaceutical, Inc.* 4,792 146,156
Contineum Therapeutics, Inc.,
Class
a
A* 829 12,360
Corcept Therapeutics, Inc.* 11,897 686,219
CorMedix, Inc.* 8,082 79,689
Edgewise Therapeutics, Inc.* 10,681 352,473
Enliven Therapeutics, Inc.* 5,179 126,264
Esperion Therapeutics, Inc.* 27,803 77,848
Evolus, Inc.* 8,132 111,327
EyePoint Pharmaceuticals, Inc.* 7,357 65,109
Fulcrum Therapeutics, Inc.* 9,130 35,151
Harmony Biosciences Holdings,
Inc.* 4,451 154,316
Harrow, Inc.* 4,494 188,344
Innoviva, Inc.* 8,142 154,617
Ligand Pharmaceuticals, Inc.* 2,504 304,161
Liquidia Corp.* 8,481 97,956
Lyra Therapeutics, Inc.*(a) 7,121 1,475
MediWound Ltd.*(a) 1,152 20,125
Mind Medicine MindMed,
Inc.*(a) 10,593 86,545
Nektar Therapeutics, Class
a
A* 26,267 29,944
Neumora Therapeutics, Inc.* 12,376 123,017
Nuvation Bio, Inc.* 26,677 77,363
Ocular Therapeutix, Inc.* 22,895 226,432
Omeros Corp.* 8,230 93,410
Pacira BioSciences, Inc.* 6,743 114,024
Phathom Pharmaceuticals, Inc.* 5,021 44,536
Phibro Animal Health Corp.,
Class
a
A 3,005 70,227
Pliant Therapeutics, Inc.* 8,384 115,699
Prestige Consumer Healthcare,
Inc.* 7,289 617,889
Rapport Therapeutics, Inc.*(a) 1,367 31,222
Revance Therapeutics, Inc.* 15,319 55,302
Scilex Holding Co.* 3,181 2,047
scPharmaceuticals, Inc.*(a) 4,177 15,121
SIGA Technologies, Inc. 6,814 49,606
Supernus Pharmaceuticals,
Inc.* 7,389 270,216
Tarsus Pharmaceuticals, Inc.* 5,413 283,912
Telomir Pharmaceuticals,
Inc.*(a) 708 2,818
Terns Pharmaceuticals, Inc.* 8,471 52,859
Theravance Biopharma, Inc.* 5,403 49,978
Third Harmonic Bio, Inc.* 2,917 37,221
Trevi Therapeutics, Inc.* 8,641 24,886
Ventyx Biosciences, Inc.* 8,942 23,965
Verrica Pharmaceuticals, Inc.*(a) 2,786 3,566

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
89
UWM
::
Investments
Shares Value
Common Stocks (continued)
WaVe Life Sciences Ltd.* 11,393 $ 172,034
Xeris Biopharma Holdings, Inc.* 20,633 67,676
Zevra Therapeutics, Inc.* 6,189 57,743
7,122,959
Professional Services — 1.6%
Alight, Inc., Class
a
A* 62,408 499,264
Asure Software, Inc.* 3,485 34,118
Barrett Business Services, Inc. 3,770 161,771
BlackSky Technology, Inc.*(a) 1,985 23,185
CBIZ, Inc.* 7,052 582,354
Conduent, Inc.* 23,266 86,782
CRA International, Inc. 970 189,179
CSG Systems International, Inc. 4,355 238,698
DLH Holdings Corp.* 1,248 10,770
ExlService Holdings, Inc.* 23,129 1,072,260
Exponent, Inc. 7,438 734,205
First Advantage Corp.* 8,815 169,512
FiscalNote Holdings, Inc.*(a) 8,862 7,752
Forrester Research, Inc.* 1,724 29,739
Franklin Covey Co.* 1,653 60,136
Heidrick & Struggles
International, Inc. 2,963 136,713
HireQuest, Inc. 811 12,335
Huron Consulting Group, Inc.* 2,585 317,464
IBEX Holdings Ltd.* 1,293 26,507
ICF International, Inc. 2,745 380,375
Innodata, Inc.* 3,980 163,498
Insperity, Inc. 5,283 416,565
Kelly Services, Inc., Class
a
A 4,558 66,775
Kforce, Inc. 2,747 164,793
Korn Ferry 7,640 598,518
Legalzoom.com, Inc.* 20,282 160,836
Maximus, Inc. 8,976 668,712
Mistras Group, Inc.* 3,087 28,740
NV5 Global, Inc.* 8,404 182,871
Planet Labs PBC* 31,421 123,485
Resources Connection, Inc. 4,761 40,183
Spire Global, Inc.* 3,282 53,628
TriNet Group, Inc. 4,703 439,401
TrueBlue, Inc.* 4,394 33,043
TTEC Holdings, Inc. 2,880 14,918
Upwork, Inc.* 18,329 311,043
Verra Mobility Corp., Class
a
A* 24,500 579,670
Willdan Group, Inc.* 1,852 80,951
WNS Holdings Ltd.* 6,662 361,280
9,262,029
Real Estate Management & Development — 0.5%
American Realty Investors, Inc.* 219 3,559
Anywhere Real Estate, Inc.* 14,441 70,761
Compass, Inc., Class
a
A* 55,849 395,969
Cushman & Wakefield plc* 33,693 515,503
eXp World Holdings, Inc.(a) 12,056 166,976
Forestar Group, Inc.* 2,799 83,550
FRP Holdings, Inc.* 1,961 62,517
Kennedy-Wilson Holdings, Inc. 16,731 193,745
Marcus & Millichap, Inc. 3,453 143,679
Maui Land & Pineapple Co.,
Inc.* 1,119 27,136
Investments
Shares Value
Common Stocks (continued)
Newmark Group, Inc., Class
a
A 19,708 $ 305,080
Offerpad Solutions, Inc.* 1,537 7,577
Opendoor Technologies, Inc.* 91,176 213,352
RE/MAX Holdings, Inc.,
Class
a
A* 2,633 34,650
Real Brokerage, Inc. (The)* 14,165 74,508
Redfin Corp.* 17,255 163,750
RMR Group, Inc. (The), Class
a
A 2,275 50,505
St Joe Co. (The) 5,306 271,030
Star Holdings* 1,905 21,431
Stratus Properties, Inc.* 823 21,192
Tejon Ranch Co.* 3,080 49,650
Transcontinental Realty
Investors, Inc.* 181 5,104
2,881,224
Residential REITs — 0.3%
Apartment Investment and
Management Co., Class
a
A,
REIT* 20,931 185,030
BRT Apartments Corp., REIT 1,658 33,259
Centerspace, REIT 2,248 162,980
Clipper Realty, Inc., REIT 1,749 8,850
Elme Communities, REIT 12,950 219,373
Independence Realty Trust,
Inc., REIT 33,254 726,267
NexPoint Residential Trust, Inc.,
REIT 3,340 157,214
UMH Properties, Inc., REIT 9,538 183,130
Veris Residential, Inc., REIT 11,552 210,824
1,886,927
Retail REITs — 0.9%
Acadia Realty Trust, REIT 15,177 392,325
Alexander's, Inc., REIT 316 70,661
CBL & Associates Properties,
Inc., REIT 3,344 103,330
Curbline Properties Corp.,
REIT* 13,977 339,082
Getty Realty Corp., REIT 7,280 239,366
InvenTrust Properties Corp.,
REIT 10,027 310,536
Kite Realty Group Trust, REIT 31,952 880,917
Macerich Co. (The), REIT 34,902 740,271
NETSTREIT Corp., REIT 11,442 185,475
Phillips Edison & Co., Inc., REIT 18,067 713,647
Retail Opportunity Investments
Corp., REIT 18,238 317,341
Saul Centers, Inc., REIT 1,547 63,597
SITE Centers Corp., REIT 6,988 108,454
Tanger, Inc., REIT 15,666 579,172
Urban Edge Properties, REIT 18,007 414,341
Whitestone REIT, REIT 7,192 105,866
5,564,381
Semiconductors & Semiconductor Equipment — 1.6%
ACM Research, Inc., Class
a
A* 7,496 128,856
Aehr Test Systems*(a) 4,071 48,404
Alpha & Omega Semiconductor
Ltd.* 3,465 143,694

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
90
UWM
::
Investments
Shares Value
Common Stocks (continued)
Ambarella, Inc.* 5,575 $ 398,891
Axcelis Technologies, Inc.* 4,794 355,907
CEVA, Inc.* 3,431 102,038
Cohu, Inc.* 6,811 179,810
Credo Technology Group
Holding Ltd.* 18,946 927,596
Diodes, Inc.* 6,712 436,280
Everspin Technologies, Inc.* 2,863 17,579
FormFactor, Inc.* 11,392 456,363
GCT Semiconductor Holding,
Inc.*(a) 1,114 2,841
Ichor Holdings Ltd.* 4,864 159,345
Impinj, Inc.* 3,374 648,517
indie Semiconductor, Inc.,
Class
a
A* 24,135 126,226
Kulicke & Soffa Industries, Inc. 7,946 384,745
MaxLinear, Inc., Class
a
A* 11,745 177,702
Navitas Semiconductor Corp.,
Class
a
A* 18,564 51,051
NVE Corp. 704 54,405
PDF Solutions, Inc.* 4,579 144,696
Penguin Solutions, Inc.* 7,662 138,989
Photronics, Inc.* 9,069 225,909
Power Integrations, Inc. 8,328 545,567
QuickLogic Corp.*(a) 2,029 15,481
Rambus, Inc.* 16,017 925,943
Rigetti Computing, Inc.*(a) 20,815 63,486
Semtech Corp.* 9,534 610,557
Silicon Laboratories, Inc.* 4,716 521,825
SiTime Corp.* 2,705 574,488
SkyWater Technology, Inc.*(a) 4,007 31,816
Synaptics, Inc.* 5,735 460,176
Ultra Clean Holdings, Inc.* 6,512 250,256
Veeco Instruments, Inc.* 8,179 227,949
9,537,388
Software — 4.5%
8x8, Inc.* 18,809 58,308
A10 Networks, Inc. 10,431 177,849
ACI Worldwide, Inc.* 15,519 881,790
Adeia, Inc. 16,009 194,029
Agilysys, Inc.* 3,316 445,339
Airship AI Holdings, Inc.* 1,056 3,295
Alarm.com Holdings, Inc.* 7,100 462,494
Alkami Technology, Inc.* 7,692 303,603
Altair Engineering, Inc., Class
a
A* 8,412 888,391
Amplitude, Inc., Class
a
A* 11,240 116,222
Appian Corp., Class
a
A* 5,926 224,299
Arteris, Inc.* 4,060 35,281
Asana, Inc., Class
a
A* 11,956 183,046
AudioEye, Inc.* 1,049 28,239
Aurora Innovation, Inc.,
Class
a
A* 137,807 891,611
AvePoint, Inc.* 18,673 329,579
Bit Digital, Inc.*(a) 17,633 81,288
Blackbaud, Inc.* 6,074 509,852
BlackLine, Inc.* 8,492 526,589
Blend Labs, Inc., Class
a
A* 33,972 173,597
Box, Inc., Class
a
A* 20,722 727,135
Braze, Inc., Class
a
A* 9,701 385,324
Investments
Shares Value
Common Stocks (continued)
C3.ai, Inc., Class
a
A* 12,446 $ 462,742
Cerence, Inc.* 6,053 44,580
Cipher Mining, Inc.* 26,563 177,972
Cleanspark, Inc.* 33,631 482,605
Clear Secure, Inc., Class
a
A 12,918 334,318
Clearwater Analytics Holdings,
Inc., Class
a
A* 26,026 807,847
Commvault Systems, Inc.* 6,422 1,101,951
Consensus Cloud Solutions,
Inc.* 2,652 66,167
CS Disco, Inc.* 4,278 25,326
Daily Journal Corp.* 204 115,160
Digimarc Corp.*(a) 2,232 75,643
Digital Turbine, Inc.* 14,119 20,331
Domo, Inc., Class
a
B* 4,976 46,575
D-Wave Quantum, Inc.*(a) 12,887 38,919
E2open Parent Holdings, Inc.* 30,108 91,528
eGain Corp.* 2,854 15,212
Enfusion, Inc., Class
a
A* 7,204 71,608
EverCommerce, Inc.* 3,140 38,151
Freshworks, Inc., Class
a
A* 30,425 486,496
Hut 8 Corp.* 11,919 333,970
iLearningEngines Holdings,
Inc.*(a) 4,313 5,952
Intapp, Inc.* 5,744 359,287
InterDigital, Inc. 3,722 729,363
Jamf Holding Corp.* 12,052 175,959
Kaltura, Inc.* 14,143 31,398
Life360, Inc.* 854 42,111
LiveRamp Holdings, Inc.* 9,714 294,917
Logility Supply Chain Solutions,
Inc., Class
a
A 4,624 48,691
MARA Holdings, Inc.* 40,232 1,103,161
Matterport, Inc.* 39,059 185,921
Meridianlink, Inc.* 3,969 92,676
Mitek Systems, Inc.* 6,809 63,460
N-able, Inc.* 10,512 109,745
NCR Voyix Corp.* 21,408 310,630
NextNav, Inc.* 11,039 191,968
Olo, Inc., Class
a
A* 15,414 112,368
ON24, Inc.* 4,058 26,823
OneSpan, Inc.* 5,572 100,965
Ooma, Inc.* 3,634 53,783
Pagaya Technologies Ltd.,
Class
a
A*(a) 6,879 75,188
PagerDuty, Inc.* 13,536 287,505
Porch Group, Inc.* 11,472 41,988
Prairie Operating Co.*(a) 616 5,242
Progress Software Corp. 6,254 427,836
PROS Holdings, Inc.* 6,729 155,911
Q2 Holdings, Inc.* 8,658 906,839
Qualys, Inc.* 5,464 839,270
Rapid7, Inc.* 9,108 388,001
Red Violet, Inc.* 1,623 59,726
Rekor Systems, Inc.* 10,842 10,534
ReposiTrak, Inc. 1,725 39,641
Rimini Street, Inc.* 7,807 16,863
Riot Platforms, Inc.* 41,974 530,971
Roadzen, Inc.*(a) 2,226 2,382
Sapiens International Corp. NV 4,529 123,778

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
91
UWM
::
Investments
Shares Value
Common Stocks (continued)
SEMrush Holdings, Inc.,
Class
a
A* 5,337 $ 72,583
Silvaco Group, Inc.*(a) 891 7,351
SolarWinds Corp. 8,008 106,907
SoundHound AI, Inc.,
Class
a
A*(a) 43,024 400,553
SoundThinking, Inc.* 1,463 18,990
Sprinklr, Inc., Class
a
A* 18,629 153,503
Sprout Social, Inc., Class
a
A* 7,268 232,721
SPS Commerce, Inc.* 5,475 1,057,058
Telos Corp.* 8,104 27,554
Tenable Holdings, Inc.* 17,351 728,395
Terawulf, Inc.* 34,369 271,171
Varonis Systems, Inc., Class
a
B* 16,223 810,501
Verint Systems, Inc.* 8,991 226,573
Vertex, Inc., Class
a
A* 7,985 433,186
Viant Technology, Inc., Class
a
A* 2,288 43,197
Weave Communications, Inc.* 5,760 78,739
WM Technology, Inc.* 12,432 14,794
Workiva, Inc., Class
a
A* 7,431 722,665
Xperi, Inc.* 6,617 62,663
Yext, Inc.* 15,422 127,386
Zeta Global Holdings Corp.,
Class
a
A* 26,298 560,147
Zuora, Inc., Class
a
A* 20,538 203,942
26,775,693
Specialized REITs — 0.3%
Farmland Partners, Inc., REIT 6,474 82,285
Four Corners Property Trust,
Inc., REIT 13,500 401,085
Gladstone Land Corp., REIT 4,945 59,389
Outfront Media, Inc., REIT 21,778 418,355
PotlatchDeltic Corp., REIT 11,689 524,135
Safehold, Inc., REIT 7,620 162,763
Uniti Group, Inc., REIT 35,193 207,991
1,856,003
Specialty Retail — 1.7%
1-800-Flowers.com, Inc.,
Class
a
A* 3,802 30,910
Abercrombie & Fitch Co.,
Class
a
A* 7,401 1,107,856
Academy Sports & Outdoors,
Inc. 10,398 512,102
aka Brands Holding Corp.* 92 2,046
American Eagle Outfitters, Inc. 26,834 516,286
America's Car-Mart, Inc.* 833 38,451
Arhaus, Inc., Class
a
A 7,539 74,862
Arko Corp. 11,844 84,803
Asbury Automotive Group, Inc.* 2,981 774,553
BARK, Inc.*(a) 19,505 42,131
Beyond, Inc.* 6,714 42,231
Boot Barn Holdings, Inc.* 4,354 597,108
Buckle, Inc. (The) 4,545 236,749
Build-A-Bear Workshop, Inc. 1,876 71,269
Caleres, Inc. 5,028 156,220
Camping World Holdings, Inc.,
Class
a
A 8,257 201,801
Citi Trends, Inc.* 939 18,733
Investments
Shares Value
Common Stocks (continued)
Designer Brands, Inc., Class
a
A 6,254 $ 31,020
Destination XL Group, Inc.* 7,884 19,000
EVgo, Inc., Class
a
A*(a) 14,819 96,472
Foot Locker, Inc.* 12,276 308,741
Genesco, Inc.* 1,607 53,979
Group 1 Automotive, Inc. 1,948 829,458
GrowGeneration Corp.* 8,448 16,389
Haverty Furniture Cos., Inc. 2,121 50,077
J Jill, Inc. 815 22,494
Lands' End, Inc.* 2,087 33,288
Leslie's, Inc.* 26,446 60,826
MarineMax, Inc.* 3,179 109,103
Monro, Inc. 4,395 123,587
National Vision Holdings, Inc.* 11,456 138,618
ODP Corp. (The)* 5,141 132,021
OneWater Marine, Inc., Class
a
A* 1,758 39,010
Petco Health & Wellness Co.,
Inc., Class
a
A* 12,396 52,931
RealReal, Inc. (The)* 14,400 84,672
Revolve Group, Inc., Class
a
A* 5,645 203,672
RumbleON, Inc., Class
a
B* 2,362 16,133
Sally Beauty Holdings, Inc.* 15,162 211,207
Shoe Carnival, Inc. 2,630 88,789
Signet Jewelers Ltd. 6,285 629,757
Sleep Number Corp.* 3,172 47,580
Sonic Automotive, Inc., Class
a
A 2,143 148,167
Stitch Fix, Inc., Class
a
A* 13,225 62,951
ThredUp, Inc., Class
a
A* 11,573 20,021
Tile Shop Holdings, Inc.* 4,215 27,945
Tilly's, Inc., Class
a
A* 2,180 9,745
Torrid Holdings, Inc.* 1,801 7,726
Upbound Group, Inc. 7,895 271,509
Urban Outfitters, Inc.* 9,427 459,378
Victoria's Secret & Co.* 11,548 448,524
Warby Parker, Inc., Class
a
A* 12,830 289,188
Winmark Corp. 429 176,716
Zumiez, Inc.* 2,416 53,321
9,882,126
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure, Inc., Class
a
A(a) 3,621 57,755
Corsair Gaming, Inc.* 6,576 48,334
CPI Card Group, Inc.* 716 23,635
Diebold Nixdorf, Inc.* 3,719 171,892
Eastman Kodak Co.* 8,899 64,518
Immersion Corp. 4,451 39,792
IonQ, Inc.* 29,191 1,065,471
Turtle Beach Corp.* 2,522 43,656
Xerox Holdings Corp. 17,117 156,449
1,671,502
Textiles, Apparel & Luxury Goods — 0.4%
Figs, Inc., Class
a
A* 19,118 99,223
G-III Apparel Group Ltd.* 5,949 176,269
Hanesbrands, Inc.* 51,989 452,304
Kontoor Brands, Inc. 8,191 751,770
Movado Group, Inc. 2,221 45,197
Oxford Industries, Inc. 2,182 181,477
Rocky Brands, Inc. 1,065 23,111
Steven Madden Ltd. 10,667 486,202

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
92
UWM
::
Investments
Shares Value
Common Stocks (continued)
Superior Group of Cos., Inc. 1,914 $ 32,404
Vera Bradley, Inc.* 3,773 22,072
Wolverine World Wide, Inc. 11,681 270,882
2,540,911
Tobacco — 0.1%
Ispire Technology, Inc.* 2,827 17,358
Turning Point Brands, Inc. 2,522 156,112
Universal Corp. 3,537 202,033
375,503
Trading Companies & Distributors — 1.9%
Alta Equipment Group, Inc. 3,946 31,213
Applied Industrial Technologies,
Inc. 5,659 1,554,641
Beacon Roofing Supply, Inc.* 9,372 1,059,223
BlueLinx Holdings, Inc.* 1,224 153,857
Boise Cascade Co. 5,827 860,065
Custom Truck One Source, Inc.* 7,506 44,886
Distribution Solutions Group,
Inc.* 1,545 60,433
DNOW, Inc.* 15,518 233,546
DXP Enterprises, Inc.* 1,837 134,597
EVI Industries, Inc. 760 14,926
FTAI Aviation Ltd. 14,946 2,523,184
GATX Corp. 5,252 862,168
Global Industrial Co. 2,003 56,585
GMS, Inc.* 5,890 591,062
H&E Equipment Services, Inc. 4,747 283,586
Herc Holdings, Inc. 4,141 960,712
Hudson Technologies, Inc.* 6,541 38,854
Karat Packaging, Inc. 1,007 31,106
McGrath RentCorp 3,591 437,563
MRC Global, Inc.* 12,401 173,242
Rush Enterprises, Inc., Class
a
A 8,952 554,576
Rush Enterprises, Inc., Class
a
B 1,302 74,227
Titan Machinery, Inc.* 3,041 46,983
Transcat, Inc.* 1,328 139,294
Willis Lease Finance Corp. 420 91,589
Xometry, Inc., Class
a
A* 6,187 192,106
11,204,224
Transportation Infrastructure — 0.0%(c)
Sky Harbour Group Corp.*(a) 1,669 18,826
Water Utilities — 0.3%
American States Water Co. 5,485 467,925
Cadiz, Inc.* 6,198 27,519
California Water Service Group 8,517 435,985
Consolidated Water Co. Ltd. 2,209 59,488
Global Water Resources, Inc. 1,702 22,807
Middlesex Water Co. 2,599 170,066
Pure Cycle Corp.* 3,056 44,434
SJW Group 4,841 269,741
York Water Co. (The) 2,107 75,515
1,573,480
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 9,531 76,534
Investments
Shares Value
Common Stocks (continued)
Spok Holdings, Inc. 2,691 $ 44,159
Telephone and Data Systems,
Inc. 14,514 496,089
616,782
Total Common Stocks
(Cost $380,188,842)
426,890,495
Number of
Rights
Rights — 0 .0% (c)
Biotechnology — 0.0%(c)
Aduro Biotech, Inc., CVR*(d) 687 —
Cartesian Therapeutics,
Inc.*(d) 5,386 970
Chinook Therape, CVR*(d) 3,154 —
Oncternal Therapeutics,
Inc., CVR*(d) 42 —
Tobira Therapeutics, Inc.,
CVR*(d) 756 —
970
Food Products — 0.0%(c)
Prevail Therape, CVR*(d) 2,444 1,222
Specialty Retail — 0.0%(c)
RumbleON, Inc., expiring
5/27/2025* 2,362 425
Total Rights
(Cost $2,604) 2,617
Shares
Securities Lending Reinvestments (e) — 0 .9%
Investment Companies — 0 .9%
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (f)
(Cost $5,363,601) 5,363,601 5,363,601
Principal
Amount
Short-Term Investments — 17 .2%
Repurchase Agreements (g) — 13 .8%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$82,436,657
(Cost $82,406,029) $ 82,406,029
82,406,029
U.S. Treasury Obligations (h) — 3 .4%
U.S. Treasury Bills
5.25%, 12/26/2024 (i)
(Cost $19,928,993) 20,000,000 19,939,466
Total Short-Term Investments
(Cost $102,335,022) 102,345,495
Total Investments — 89.8%
(Cost $487,890,069) 534,602,208
Other assets less liabilities — 10.2% 60,606,175
Net Assets — 100.0% $ 595,208,383

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
93
UWM
::
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November
30, 2024 was $6,089,818, collateralized in the form of cash
with a value of $5,363,601 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $754,984 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from December 5, 2024 – August 15, 2054. The total value of
collateral is $6,118,585.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) Represents less than 0.05% of net assets.
(d) Illiquid security.
(e) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $5,363,601.
(f) Rate shown is the 7-day yield as of November 30, 2024.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(h) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $16,969,356.
(i) The rate shown was the current yield as of November 30, 2024.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 122,158,345
Aggregate gross unrealized depreciation (26,892,920)
Net unrealized appreciation $ 95,265,425
Federal income tax cost $ 492,367,436
Futures Contracts Purchased
Ultra Russell2000 had the following open long futures contracts as of November 30, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000 E-Mini Index 247 12/20/2024 U.S. Dollar $ 30,190,810 $ 2,632,017

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
94
UWM
::
Swap Agreements
a
Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
139,660,982 3/6/2025
Bank of
America NA 4.93% Russell 2000
®
Index 5,028,921 (4,706,724) — 322,197
122,885,693 11/6/2025
Barclays
Capital 5.43% Russell 2000
®
Index 10,125,881 (10,125,881) — —
89,507,979 2/11/2025
BNP Paribas
SA 4.83% Russell 2000
®
Index 12,816,915 (12,522,412) (46,548) 247,955
90,971,252 3/6/2025 Citibank NA 5.13% Russell 2000
®
Index 9,622,807 (9,622,807) — —
43,172,632 11/6/2026
Goldman Sachs
International 5.13% Russell 2000
®
Index 705,428 (568,659) — 136,769
37,106,894 1/26/2026
Morgan
Stanley & Co.
International plc 5.08%
iShares
®
Russell
2000 ETF 3,449,777
71,176,897 1/26/2026
Morgan
Stanley & Co.
International plc 5.08% Russell 2000
®
Index 6,073,082
108,283,791 9,522,859 (9,522,859) — —
52,229,828 11/6/2026
Societe
Generale 5.48% Russell 2000
®
Index 1,050,243 (864,472) — 185,771
86,627,693 11/6/2026 UBS AG 5.28% Russell 2000
®
Index 1,525,582 (1,216,480) — 309,102
733,339,850 50,398,636
Total Unrealized
Appreciation
50,398,636
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
95
SSO
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 64 .7%
Aerospace & Defense — 1.2%
Axon Enterprise, Inc.* 5,362 $ 3,469,000
Boeing Co. (The)* 54,887 8,531,635
General Dynamics Corp. 19,250 5,467,192
General Electric Co. 80,969 14,749,313
Howmet Aerospace, Inc. 30,472 3,607,275
Huntington Ingalls Industries,
Inc. 2,931 580,104
L3Harris Technologies, Inc. 14,167 3,488,624
Lockheed Martin Corp. 15,842 8,386,913
Northrop Grumman Corp. 10,260 5,023,809
RTX Corp. 99,325 12,100,765
Textron, Inc. 14,013 1,199,933
TransDigm Group, Inc. 4,183 5,241,174
71,845,737
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 8,750 923,825
Expeditors International of
Washington, Inc. 10,529 1,280,748
FedEx Corp. 16,808 5,087,277
United Parcel Service, Inc.,
Class
a
B 54,700 7,423,884
14,715,734
Automobile Components — 0.0%(a)
Aptiv plc* 19,830 1,101,160
BorgWarner, Inc. 17,003 583,543
1,684,703
Automobiles — 1.3%
Ford Motor Co. 291,549 3,244,940
General Motors Co. 83,924 4,665,335
Tesla, Inc.* 207,218 71,523,365
79,433,640
Banks — 2.3%
Bank of America Corp. 504,130 23,951,216
Citigroup, Inc. 142,451 10,095,502
Citizens Financial Group, Inc. 33,470 1,611,246
Fifth Third Bancorp 50,555 2,429,673
Huntington Bancshares, Inc. 108,473 1,953,599
JPMorgan Chase & Co. 212,472 53,058,508
KeyCorp 69,286 1,349,691
M&T Bank Corp. 12,482 2,745,915
PNC Financial Services Group,
Inc. (The) 29,676 6,372,031
Regions Financial Corp. 68,337 1,862,867
Truist Financial Corp. 100,003 4,768,143
US Bancorp 116,535 6,210,150
Wells Fargo & Co. 254,215 19,363,557
135,772,098
Beverages — 0.8%
Brown-Forman Corp., Class
a
B 13,668 575,149
Coca-Cola Co. (The) 289,661 18,561,477
Constellation Brands, Inc.,
Class
a
A 11,706 2,820,561
Investments
Shares Value
Common Stocks (continued)
Keurig Dr Pepper, Inc. 78,951 $ 2,577,750
Molson Coors Beverage Co.,
Class
a
B 13,144 815,717
Monster Beverage Corp.* 52,648 2,902,484
PepsiCo, Inc. 102,557 16,762,942
45,016,080
Biotechnology — 1.1%
AbbVie, Inc. 131,882 24,125,174
Amgen, Inc. 40,132 11,352,139
Biogen, Inc.* 10,888 1,748,940
Gilead Sciences, Inc. 92,964 8,606,607
Incyte Corp.* 11,927 889,635
Moderna, Inc.* 25,272 1,088,212
Regeneron Pharmaceuticals,
Inc.* 7,918 5,940,242
Vertex Pharmaceuticals, Inc.* 19,267 9,019,461
62,770,410
Broadline Retail — 2.5%
Amazon.com, Inc.* 697,563 145,016,372
eBay, Inc. 36,542 2,312,743
147,329,115
Building Products — 0.4%
A O Smith Corp. 8,947 666,462
Allegion plc 6,500 915,460
Builders FirstSource, Inc.* 8,691 1,620,611
Carrier Global Corp. 62,698 4,850,944
Johnson Controls International
plc 49,886 4,183,440
Masco Corp. 16,319 1,314,659
Trane Technologies plc 16,848 7,012,474
20,564,050
Capital Markets — 2.1%
Ameriprise Financial, Inc. 7,325 4,204,330
Bank of New York Mellon Corp.
(The) 55,087 4,509,973
Blackrock, Inc. 10,390 10,626,892
Blackstone, Inc. 53,785 10,277,776
Cboe Global Markets, Inc. 7,811 1,686,004
Charles Schwab Corp. (The) 111,524 9,229,726
CME Group, Inc. 26,899 6,401,962
FactSet Research Systems, Inc. 2,843 1,394,975
Franklin Resources, Inc. 23,037 524,322
Goldman Sachs Group, Inc.
(The) 23,597 14,360,426
Intercontinental Exchange, Inc. 42,881 6,902,126
Invesco Ltd. 33,597 607,770
KKR & Co., Inc. 50,345 8,199,690
MarketAxess Holdings, Inc. 2,838 734,162
Moody's Corp. 11,701 5,850,266
Morgan Stanley 93,031 12,243,810
MSCI, Inc., Class
a
A 5,857 3,570,603
Nasdaq, Inc. 30,899 2,564,308
Northern Trust Corp. 15,043 1,672,180
Raymond James Financial, Inc. 13,836 2,342,158
S&P Global, Inc. 23,902 12,489,034
State Street Corp. 22,273 2,194,113

See accompanying notes to the financial statements.
ULTRA S&P500
®
:: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
96
SSO
::
Investments
Shares Value
Common Stocks (continued)
T. Rowe Price Group, Inc. 16,610 $ 2,056,983
124,643,589
Chemicals — 0.9%
Air Products and Chemicals,
Inc. 16,601 5,550,212
Albemarle Corp. 8,773 944,852
Celanese Corp., Class
a
A 8,149 596,588
CF Industries Holdings, Inc. 13,464 1,207,182
Corteva, Inc. 51,689 3,217,123
Dow, Inc. 52,342 2,314,040
DuPont de Nemours, Inc. 31,164 2,604,999
Eastman Chemical Co. 8,724 913,577
Ecolab, Inc. 18,914 4,705,236
FMC Corp. 9,317 550,542
International Flavors &
Fragrances, Inc. 19,087 1,743,788
Linde plc 35,889 16,544,470
LyondellBasell Industries NV,
Class
a
A 19,411 1,617,713
Mosaic Co. (The) 23,787 629,404
PPG Industries, Inc. 17,410 2,165,282
Sherwin-Williams Co. (The) 17,334 6,888,532
52,193,540
Commercial Services & Supplies — 0.4%
Cintas Corp. 25,585 5,776,837
Copart, Inc.* 65,374 4,144,058
Republic Services, Inc., Class
a
A 15,232 3,325,146
Rollins, Inc. 20,965 1,055,168
Veralto Corp. 18,446 1,995,673
Waste Management, Inc. 27,254 6,219,908
22,516,790
Communications Equipment — 0.6%
Arista Networks, Inc.* 19,230 7,803,918
Cisco Systems, Inc. 300,839 17,812,677
F5, Inc.* 4,354 1,090,024
Juniper Networks, Inc. 24,578 882,842
Motorola Solutions, Inc. 12,471 6,231,759
33,821,220
Construction & Engineering — 0.1%
Quanta Services, Inc. 10,997 3,788,686
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 4,562 2,737,200
Vulcan Materials Co. 9,860 2,840,962
5,578,162
Consumer Finance — 0.4%
American Express Co. 41,949 12,781,022
Capital One Financial Corp. 28,510 5,474,205
Discover Financial Services 18,768 3,423,846
Synchrony Financial 29,510 1,992,515
23,671,588
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp. 33,112 32,180,891
Investments
Shares Value
Common Stocks (continued)
Dollar General Corp. 16,440 $ 1,270,319
Dollar Tree, Inc.* 15,076 1,074,466
Kroger Co. (The) 49,570 3,027,736
Sysco Corp. 36,713 2,830,939
Target Corp. 34,567 4,573,560
Walgreens Boots Alliance, Inc. 53,494 482,516
Walmart, Inc. 324,311 29,998,767
75,439,194
Containers & Packaging — 0.2%
Amcor plc 107,941 1,148,492
Avery Dennison Corp. 6,040 1,243,938
Ball Corp. 22,685 1,410,100
International Paper Co. 25,952 1,526,756
Packaging Corp. of America 6,660 1,657,341
Smurfit WestRock plc 36,833 2,026,552
9,013,179
Distributors — 0.1%
Genuine Parts Co. 10,395 1,317,358
LKQ Corp. 19,673 772,952
Pool Corp. 2,861 1,078,855
3,169,165
Diversified Telecommunication Services — 0.4%
AT&T, Inc. 535,421 12,400,351
Verizon Communications, Inc. 314,336 13,937,658
26,338,009
Electric Utilities — 1.0%
Alliant Energy Corp. 19,139 1,209,585
American Electric Power Co.,
Inc. 39,746 3,969,036
Constellation Energy Corp. 23,339 5,987,854
Duke Energy Corp. 57,665 6,749,688
Edison International 28,835 2,530,271
Entergy Corp. 15,954 2,491,536
Evergy, Inc. 17,192 1,111,119
Eversource Energy 26,700 1,721,883
Exelon Corp. 74,668 2,953,866
FirstEnergy Corp. 38,272 1,628,474
NextEra Energy, Inc. 153,415 12,069,158
NRG Energy, Inc. 15,406 1,565,404
PG&E Corp. 159,623 3,452,645
Pinnacle West Capital Corp. 8,488 795,326
PPL Corp. 55,070 1,923,595
Southern Co. (The) 81,657 7,278,088
Xcel Energy, Inc. 41,617 3,019,729
60,457,257
Electrical Equipment — 0.5%
AMETEK, Inc. 17,295 3,361,802
Eaton Corp. plc 29,713 11,154,854
Emerson Electric Co. 42,774 5,671,832
GE Vernova, Inc.* 20,523 6,857,145
Generac Holdings, Inc.* 4,493 845,583
Hubbell, Inc., Class
a
B 4,006 1,843,121
Rockwell Automation, Inc. 8,482 2,503,377
32,237,714

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
97
SSO
::
Investments
Shares Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class
a
A 89,919 $ 6,532,615
CDW Corp. 10,000 1,759,300
Corning, Inc. 57,480 2,797,552
Jabil, Inc. 8,480 1,151,839
Keysight Technologies, Inc.* 13,029 2,225,874
TE Connectivity plc 22,711 3,432,086
Teledyne Technologies, Inc.* 3,484 1,690,646
Trimble, Inc.* 18,222 1,329,659
Zebra Technologies Corp.,
Class
a
A* 3,850 1,566,950
22,486,521
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 74,171 3,259,816
Halliburton Co. 65,927 2,100,434
Schlumberger NV 106,049 4,659,793
10,020,043
Entertainment — 0.9%
Electronic Arts, Inc. 17,974 2,941,805
Live Nation Entertainment, Inc.* 11,701 1,617,663
Netflix, Inc.* 32,031 28,405,411
Take-Two Interactive Software,
Inc.* 12,171 2,292,773
Walt Disney Co. (The) 135,449 15,911,194
Warner Bros Discovery, Inc.* 166,612 1,746,094
52,914,940
Financial Services — 2.8%
Berkshire Hathaway, Inc.,
Class
a
B* 136,782 66,068,442
Corpay, Inc.* 5,215 1,987,854
Fidelity National Information
Services, Inc. 40,727 3,474,013
Fiserv, Inc.* 42,984 9,497,745
Global Payments, Inc. 18,998 2,260,002
Jack Henry & Associates, Inc. 5,442 958,772
Mastercard, Inc., Class
a
A 61,624 32,841,894
PayPal Holdings, Inc.* 76,328 6,622,980
Visa, Inc., Class
a
A 124,767 39,311,586
163,023,288
Food Products — 0.4%
Archer-Daniels-Midland Co. 35,718 1,950,203
Bunge Global SA 10,577 949,180
Conagra Brands, Inc. 35,773 985,546
General Mills, Inc. 41,551 2,753,169
Hershey Co. (The) 11,021 1,941,129
Hormel Foods Corp. 21,694 703,536
J M Smucker Co. (The) 7,942 935,488
Kellanova 20,026 1,627,914
Kraft Heinz Co. (The) 65,912 2,107,207
Lamb Weston Holdings, Inc. 10,756 830,794
McCormick & Co., Inc.
(Non-Voting) 18,837 1,477,009
Mondelez International, Inc.,
Class
a
A 99,753 6,478,957
The Campbell's Co. 14,737 680,849
Investments
Shares Value
Common Stocks (continued)
Tyson Foods, Inc., Class
a
A 21,344 $ 1,376,688
24,797,669
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 11,615 1,757,582
Ground Transportation — 0.6%
CSX Corp. 144,762 5,291,051
JB Hunt Transport Services,
Inc. 6,045 1,143,170
Norfolk Southern Corp. 16,878 4,655,796
Old Dominion Freight Line, Inc. 14,090 3,172,223
Uber Technologies, Inc.* 156,885 11,289,444
Union Pacific Corp. 45,480 11,127,137
36,678,821
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories 129,939 15,432,855
Align Technology, Inc.* 5,255 1,223,206
Baxter International, Inc. 38,108 1,284,621
Becton Dickinson & Co. 21,586 4,789,933
Boston Scientific Corp.* 109,938 9,966,979
Cooper Cos., Inc. (The)* 14,876 1,553,947
Dexcom, Inc.* 29,934 2,334,553
Edwards Lifesciences Corp.* 44,973 3,208,824
GE HealthCare Technologies,
Inc. 34,073 2,835,555
Hologic, Inc.* 17,345 1,378,928
IDEXX Laboratories, Inc.* 6,146 2,592,075
Insulet Corp.* 5,252 1,401,129
Intuitive Surgical, Inc.* 26,475 14,349,450
Medtronic plc 95,779 8,288,715
ResMed, Inc. 10,977 2,733,493
Solventum Corp.* 10,311 737,340
STERIS plc 7,355 1,611,186
Stryker Corp. 25,602 10,039,824
Teleflex, Inc. 3,511 677,096
Zimmer Biomet Holdings, Inc. 15,195 1,703,359
88,143,068
Health Care Providers & Services — 1.5%
Cardinal Health, Inc. 18,206 2,225,502
Cencora, Inc. 13,020 3,275,181
Centene Corp.* 39,256 2,355,360
Cigna Group (The) 20,868 7,049,210
CVS Health Corp. 93,940 5,622,309
DaVita, Inc.* 3,438 571,293
Elevance Health, Inc. 17,320 7,048,547
HCA Healthcare, Inc. 13,870 4,538,541
Henry Schein, Inc.* 9,455 728,508
Humana, Inc. 8,979 2,661,196
Labcorp Holdings, Inc. 6,266 1,511,109
McKesson Corp. 9,674 6,080,109
Molina Healthcare, Inc.* 4,407 1,312,845
Quest Diagnostics, Inc. 8,312 1,352,030
UnitedHealth Group, Inc. 68,957 42,077,561
Universal Health Services, Inc.,
Class
a
B 4,453 912,865
89,322,166

See accompanying notes to the financial statements.
ULTRA S&P500
®
:: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
98
SSO
::
Investments
Shares Value
Common Stocks (continued)
Health Care REITs — 0.2%
Alexandria Real Estate Equities,
Inc., REIT 11,651 $ 1,284,290
Healthpeak Properties, Inc.,
REIT 52,553 1,155,640
Ventas, Inc., REIT 30,858 1,977,072
Welltower, Inc., REIT 43,198 5,969,100
10,386,102
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 52,466 966,424
Hotels, Restaurants & Leisure — 1.3%
Airbnb, Inc., Class
a
A* 32,838 4,469,580
Booking Holdings, Inc. 2,498 12,994,546
Caesars Entertainment, Inc.* 16,144 621,383
Carnival Corp.* 75,431 1,918,210
Chipotle Mexican Grill, Inc.,
Class
a
A* 102,279 6,292,204
Darden Restaurants, Inc. 8,842 1,558,579
Domino's Pizza, Inc. 2,607 1,241,427
Expedia Group, Inc.* 9,316 1,719,920
Hilton Worldwide Holdings, Inc. 18,381 4,658,481
Las Vegas Sands Corp. 26,394 1,400,466
Marriott International, Inc.,
Class
a
A 17,436 5,040,573
McDonald's Corp. 53,548 15,850,744
MGM Resorts International* 17,239 660,943
Norwegian Cruise Line Holdings
Ltd.* 32,816 882,422
Royal Caribbean Cruises Ltd. 17,680 4,314,981
Starbucks Corp. 84,642 8,672,419
Wynn Resorts Ltd. 6,980 658,773
Yum! Brands, Inc. 20,985 2,915,656
75,871,307
Household Durables — 0.2%
DR Horton, Inc. 21,929 3,701,177
Garmin Ltd. 11,478 2,440,223
Lennar Corp., Class
a
A 18,067 3,150,704
Mohawk Industries, Inc.* 3,910 542,825
NVR, Inc.* 227 2,096,477
PulteGroup, Inc. 15,519 2,099,255
14,030,661
Household Products — 0.8%
Church & Dwight Co., Inc. 18,278 2,012,956
Clorox Co. (The) 9,262 1,548,328
Colgate-Palmolive Co. 61,028 5,897,136
Kimberly-Clark Corp. 25,164 3,506,603
Procter & Gamble Co. (The) 175,760 31,506,738
44,471,761
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 53,091 692,307
Vistra Corp. 25,644 4,098,937
4,791,244
Investments
Shares Value
Common Stocks (continued)
Industrial Conglomerates — 0.3%
3M Co. 41,034 $ 5,479,270
Honeywell International, Inc. 48,615 11,323,892
16,803,162
Industrial REITs — 0.1%
Prologis, Inc., REIT 69,112 8,070,899
Insurance — 1.4%
Aflac, Inc. 37,628 4,289,592
Allstate Corp. (The) 19,719 4,089,523
American International Group,
Inc. 48,096 3,697,620
Aon plc, Class
a
A 16,217 6,349,604
Arch Capital Group Ltd. 27,954 2,815,527
Arthur J Gallagher & Co. 16,381 5,114,803
Assurant, Inc. 3,867 878,196
Brown & Brown, Inc. 17,676 1,999,156
Chubb Ltd. 28,049 8,098,588
Cincinnati Financial Corp. 11,677 1,866,335
Erie Indemnity Co., Class
a
A 1,857 818,120
Everest Group Ltd. 3,228 1,251,044
Globe Life, Inc. 6,707 746,087
Hartford Financial Services
Group, Inc. (The) 21,899 2,700,366
Loews Corp. 13,594 1,179,008
Marsh & McLennan Cos., Inc. 36,713 8,562,573
MetLife, Inc. 43,919 3,874,973
Principal Financial Group, Inc. 15,897 1,384,470
Progressive Corp. (The) 43,739 11,760,542
Prudential Financial, Inc. 26,672 3,451,623
Travelers Cos., Inc. (The) 17,013 4,526,138
W R Berkley Corp. 22,441 1,448,567
Willis Towers Watson plc 7,613 2,451,386
83,353,841
Interactive Media & Services — 3.9%
Alphabet, Inc., Class
a
A 437,415 73,901,264
Alphabet, Inc., Class
a
C 358,691 61,153,229
Match Group, Inc.* 19,253 630,343
Meta Platforms, Inc., Class
a
A 163,135 93,691,693
229,376,529
IT Services — 0.7%
Accenture plc, Class
a
A 46,792 16,956,017
Akamai Technologies, Inc.* 11,304 1,062,802
Cognizant Technology Solutions
Corp., Class
a
A 37,029 2,980,464
EPAM Systems, Inc.* 4,250 1,036,660
Gartner, Inc.* 5,747 2,976,544
GoDaddy, Inc., Class
a
A* 10,517 2,077,844
International Business
Machines Corp. 68,791 15,643,761
VeriSign, Inc.* 6,264 1,172,496
43,906,588
Leisure Products — 0.0%(a)
Hasbro, Inc. 9,768 636,385

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
99
SSO
::
Investments
Shares Value
Common Stocks (continued)
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc. 21,776 $ 3,004,435
Bio-Techne Corp. 11,760 886,234
Charles River Laboratories
International, Inc.* 3,854 767,177
Danaher Corp. 47,980 11,500,326
IQVIA Holdings, Inc.* 12,930 2,596,861
Mettler-Toledo International,
Inc.* 1,583 1,980,650
Revvity, Inc. 9,236 1,072,669
Thermo Fisher Scientific, Inc. 28,521 15,105,577
Waters Corp.* 4,463 1,717,005
West Pharmaceutical Services,
Inc. 5,415 1,763,557
40,394,491
Machinery — 1.1%
Caterpillar, Inc. 36,227 14,712,147
Cummins, Inc. 10,227 3,835,534
Deere & Co. 19,124 8,909,872
Dover Corp. 10,259 2,112,328
Fortive Corp. 26,159 2,075,193
IDEX Corp. 5,647 1,302,368
Illinois Tool Works, Inc. 20,167 5,596,746
Ingersoll Rand, Inc. 30,116 3,137,184
Nordson Corp. 4,057 1,058,836
Otis Worldwide Corp. 29,921 3,081,265
PACCAR, Inc. 39,136 4,578,912
Parker-Hannifin Corp. 9,591 6,741,514
Pentair plc 12,382 1,349,514
Snap-on, Inc. 3,933 1,453,991
Stanley Black & Decker, Inc. 11,492 1,027,959
Westinghouse Air Brake
Technologies Corp. 13,076 2,623,307
Xylem, Inc. 18,142 2,299,498
65,896,168
Media — 0.4%
Charter Communications, Inc.,
Class
a
A* 7,241 2,874,424
Comcast Corp., Class
a
A 288,460 12,458,587
Fox Corp., Class
a
A 16,761 789,778
Fox Corp., Class
a
B 9,850 440,590
Interpublic Group of Cos., Inc.
(The) 28,043 864,005
News Corp., Class
a
A 28,265 829,578
News Corp., Class
a
B 8,411 269,909
Omnicom Group, Inc. 14,604 1,530,791
Paramount Global, Class
a
B 44,416 481,914
20,539,576
Metals & Mining — 0.2%
Freeport-McMoRan, Inc. 107,291 4,742,262
Newmont Corp. 85,680 3,593,419
Nucor Corp. 17,717 2,740,643
Steel Dynamics, Inc. 10,712 1,556,132
12,632,456
Investments
Shares Value
Common Stocks (continued)
Multi-Utilities — 0.4%
Ameren Corp. 19,917 $ 1,879,966
CenterPoint Energy, Inc. 48,653 1,587,061
CMS Energy Corp. 22,282 1,553,278
Consolidated Edison, Inc. 25,839 2,599,145
Dominion Energy, Inc. 62,652 3,680,805
DTE Energy Co. 15,454 1,943,804
NiSource, Inc. 33,489 1,275,596
Public Service Enterprise
Group, Inc. 37,195 3,507,489
Sempra 47,290 4,429,654
WEC Energy Group, Inc. 23,617 2,386,498
24,843,296
Office REITs — 0.0%(a)
BXP, Inc., REIT 10,861 890,493
Oil, Gas & Consumable Fuels — 2.1%
APA Corp. 27,633 625,887
Chevron Corp. 127,017 20,567,863
ConocoPhillips 97,354 10,547,332
Coterra Energy, Inc. 55,208 1,475,158
Devon Energy Corp. 46,778 1,775,225
Diamondback Energy, Inc. 13,979 2,482,531
EOG Resources, Inc. 42,444 5,656,087
EQT Corp. 44,369 2,016,127
Exxon Mobil Corp. 331,837 39,143,493
Hess Corp. 20,635 3,037,059
Kinder Morgan, Inc. 144,206 4,076,704
Marathon Petroleum Corp. 24,991 3,902,345
Occidental Petroleum Corp. 50,265 2,542,404
ONEOK, Inc. 43,622 4,955,459
Phillips 66 31,239 4,185,401
Targa Resources Corp. 16,379 3,346,230
Texas Pacific Land Corp. 1,405 2,248,126
Valero Energy Corp. 23,915 3,326,098
Williams Cos., Inc. (The) 91,038 5,327,544
121,237,073
Passenger Airlines — 0.1%
Delta Air Lines, Inc. 47,871 3,055,127
Southwest Airlines Co. 44,729 1,447,430
United Airlines Holdings, Inc.* 24,554 2,377,564
6,880,121
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 17,400 1,254,888
Kenvue, Inc. 143,012 3,443,729
4,698,617
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co. 151,398 8,965,790
Catalent, Inc.* 13,504 825,229
Eli Lilly & Co. 58,911 46,854,864
Johnson & Johnson 179,742 27,861,807
Merck & Co., Inc. 189,266 19,236,996
Pfizer, Inc. 423,145 11,090,631

See accompanying notes to the financial statements.
ULTRA S&P500
®
:: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
100
SSO
::
Investments
Shares Value
Common Stocks (continued)
Viatris, Inc. 89,116 $ 1,166,528
Zoetis, Inc., Class
a
A 33,839 5,930,285
121,932,130
Professional Services — 0.4%
Amentum Holdings, Inc.* 9,357 227,843
Automatic Data Processing, Inc. 30,435 9,341,415
Broadridge Financial Solutions,
Inc. 8,709 2,055,498
Dayforce, Inc.* 11,800 943,882
Equifax, Inc. 9,252 2,419,953
Jacobs Solutions, Inc. 9,357 1,321,489
Leidos Holdings, Inc. 10,071 1,665,743
Paychex, Inc. 23,925 3,499,510
Paycom Software, Inc. 3,649 846,276
Verisk Analytics, Inc., Class
a
A 10,633 3,128,335
25,449,944
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 22,482 3,147,255
CoStar Group, Inc.* 30,614 2,490,143
5,637,398
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 10,605 2,495,887
Camden Property Trust, REIT 7,958 1,001,116
Equity Residential, REIT 25,478 1,953,144
Essex Property Trust, Inc., REIT 4,790 1,487,103
Invitation Homes, Inc., REIT 42,543 1,457,098
Mid-America Apartment
Communities, Inc., REIT 8,722 1,431,804
UDR, Inc., REIT 22,404 1,027,447
10,853,599
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 5,613 654,756
Kimco Realty Corp., REIT 50,323 1,286,759
Realty Income Corp., REIT 65,034 3,764,818
Regency Centers Corp., REIT 12,195 921,820
Simon Property Group, Inc.,
REIT 22,886 4,201,870
10,830,023
Semiconductors & Semiconductor Equipment — 7.1%
Advanced Micro Devices, Inc.* 120,833 16,575,199
Analog Devices, Inc. 37,060 8,080,933
Applied Materials, Inc. 61,850 10,805,814
Broadcom, Inc. 347,555 56,331,714
Enphase Energy, Inc.* 10,118 721,919
First Solar, Inc.* 7,987 1,591,569
Intel Corp. 319,457 7,682,941
KLA Corp. 10,051 6,503,299
Lam Research Corp. 97,393 7,195,395
Microchip Technology, Inc. 40,039 2,729,459
Micron Technology, Inc. 82,799 8,110,162
Monolithic Power Systems, Inc. 3,655 2,074,724
NVIDIA Corp. 1,836,731 253,928,061
NXP Semiconductors NV 19,019 4,362,388
Investments
Shares Value
Common Stocks (continued)
ON Semiconductor Corp.* 31,981 $ 2,274,489
Qorvo, Inc.* 7,081 488,943
QUALCOMM, Inc. 83,181 13,186,684
Skyworks Solutions, Inc. 11,917 1,043,810
Teradyne, Inc. 12,182 1,340,020
Texas Instruments, Inc. 68,183 13,706,828
418,734,351
Software — 6.6%
Adobe, Inc.* 33,117 17,086,054
ANSYS, Inc.* 6,518 2,288,470
Autodesk, Inc.* 16,084 4,694,920
Cadence Design Systems, Inc.* 20,462 6,277,946
Crowdstrike Holdings, Inc.,
Class
a
A* 17,270 5,974,902
Fair Isaac Corp.* 1,825 4,334,430
Fortinet, Inc.* 47,414 4,506,701
Gen Digital, Inc. 40,459 1,248,160
Intuit, Inc. 20,868 13,391,622
Microsoft Corp. 555,062 235,046,554
Oracle Corp. 119,357 22,061,948
Palantir Technologies, Inc.,
Class
a
A* 150,364 10,086,417
Palo Alto Networks, Inc.* 24,166 9,372,058
PTC, Inc.* 8,960 1,792,538
Roper Technologies, Inc. 7,998 4,530,387
Salesforce, Inc. 72,347 23,873,786
ServiceNow, Inc.* 15,378 16,138,288
Synopsys, Inc.* 11,438 6,388,009
Tyler Technologies, Inc.* 3,185 2,003,906
391,097,096
Specialized REITs — 0.6%
American Tower Corp., REIT 34,892 7,292,428
Crown Castle, Inc., REIT 32,456 3,448,450
Digital Realty Trust, Inc., REIT 22,980 4,496,956
Equinix, Inc., REIT 7,087 6,955,749
Extra Space Storage, Inc., REIT 15,814 2,703,561
Iron Mountain, Inc., REIT 21,927 2,711,712
Public Storage, REIT 11,756 4,091,676
SBA Communications Corp.,
Class
a
A, REIT 8,018 1,814,073
VICI Properties, Inc., Class
a
A,
REIT 78,182 2,549,515
Weyerhaeuser Co., REIT 54,300 1,751,718
37,815,838
Specialty Retail — 1.2%
AutoZone, Inc.* 1,279 4,053,842
Best Buy Co., Inc. 14,653 1,318,770
CarMax, Inc.* 11,668 979,762
Home Depot, Inc. (The) 74,050 31,777,076
Lowe's Cos., Inc. 42,551 11,592,169
O'Reilly Automotive, Inc.* 4,334 5,388,115
Ross Stores, Inc. 24,898 3,855,953
TJX Cos., Inc. (The) 84,388 10,606,728
Tractor Supply Co. 8,049 2,283,260
Ulta Beauty, Inc.* 3,565 1,378,372
73,234,047

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
101
SSO
::
Investments
Shares Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc. 1,135,359 $ 269,454,751
Dell Technologies, Inc., Class
a
C 21,465 2,738,719
Hewlett Packard Enterprise Co. 97,053 2,059,465
HP, Inc. 73,027 2,587,347
NetApp, Inc. 15,347 1,882,156
Seagate Technology Holdings
plc 15,689 1,589,766
Super Micro Computer, Inc.* 37,579 1,226,579
Western Digital Corp.* 24,396 1,780,664
283,319,447
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 11,384 2,230,809
Lululemon Athletica, Inc.* 8,584 2,752,545
NIKE, Inc., Class
a
B 89,716 7,066,929
Ralph Lauren Corp., Class
a
A 2,992 692,349
Tapestry, Inc. 17,211 1,071,901
13,814,533
Tobacco — 0.4%
Altria Group, Inc. 127,398 7,355,960
Philip Morris International, Inc. 116,093 15,447,335
22,803,295
Trading Companies & Distributors — 0.2%
Fastenal Co. 42,770 3,573,861
United Rentals, Inc. 4,964 4,298,824
WW Grainger, Inc. 3,313 3,993,292
11,865,977
Water Utilities — 0.0%(a)
American Water Works Co., Inc. 14,546 1,991,929
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 36,592 9,036,029
Total Common Stocks
(Cost $3,744,868,468)
3,810,236,588
Principal
Amount
Short-Term Investments — 21 .1%
Repurchase Agreements (b) — 3 .8%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$223,283,373
(Cost $223,200,417) $ 223,200,417
223,200,417
U.S. Treasury Obligations (c) — 17 .3%
U.S. Treasury Bills
4.64%, 12/5/2024 (d) 50,000,000 49,981,500
4.95%, 12/10/2024 (d) 125,000,000 124,874,445
5.26%, 12/19/2024 (d) 100,000,000 99,785,328
4.65%, 1/14/2025 (d) 150,000,000 149,200,245
4.56%, 1/23/2025 (d) 250,000,000 248,403,730
4.47%, 1/28/2025 (d) 75,000,000 74,469,484
Investments
Principal
Amount Value
U.S. Treasury Obligations (c) (continued)
U.S. Treasury Bills (continued)
4.43%, 2/11/2025 (d) $ 100,000,000 $ 99,136,167
4.52%, 2/18/2025 (d) 175,000,000 173,348,730
Total U.S. Treasury Obligations
(Cost $1,018,942,002) 1,019,199,629
Total Short-Term Investments
(Cost $1,242,142,419) 1,242,400,046
Total Investments — 85.8%
(Cost $4,987,010,887) 5,052,636,634
Other assets less liabilities — 14.2% 837,309,809
Net Assets — 100.0% $ 5,889,946,443
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $611,770,555.
(d) The rate shown was the current yield as of November 30, 2024.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,080,527,181
Aggregate gross unrealized depreciation (238,807,302)
Net unrealized appreciation $ 841,719,879
Federal income tax cost $ 5,007,762,062

See accompanying notes to the financial statements.
ULTRA S&P500
®
:: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
102
SSO
::
Futures Contracts Purchased
Ultra S&P500
®
had the following open long futures contracts as of November 30, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500 E-Mini Index 2,320 12/20/2024 U.S. Dollar $ 701,974,000 $ 36,705,401
Swap Agreements
a
Ultra S&P500
®
had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
784,836,767 3/6/2025
Bank of
America NA 5.28% S&P 500
®
144,061,679 (144,061,679) — —
666,777,059 4/7/2026
Barclays
Capital 5.53% S&P 500
®
13,537,506 (10,472,699) — 3,064,807
691,437,428 3/6/2026
BNP Paribas
SA 5.33% S&P 500
®
13,428,599 (9,866,094) — 3,562,505
686,044,480 3/6/2025 Citibank NA 5.33% S&P 500
®
145,102,789 (145,102,789) — —
544,337,842 11/6/2025
Goldman Sachs
International 5.33% S&P 500
®
88,175,650
2,172,076,335 3/6/2026
Goldman Sachs
International 5.24%
SPDR
®
S&P 500
®
ETF Trust 53,279,894
2,716,414,177 141,455,544 (131,902,463) — 9,553,081
425,144,045 4/7/2025
J.P. Morgan
Securities 5.33% S&P 500
®
57,410,018 (57,410,018) — —
423,611,821 3/6/2025
Morgan
Stanley & Co.
International plc 5.43% S&P 500
®
94,338,669 (93,815,218) — 523,451
361,417,983 11/6/2025
Societe
Generale 5.63% S&P 500
®
140,187,489 (140,187,489) — —
513,482,218 4/7/2026 UBS AG 5.38% S&P 500
®
10,617,613 (7,981,362) — 2,636,251
7,269,165,978 760,139,906
Total Unrealized
Appreciation
760,139,906
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA SEMICONDUCTORS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
103
USD
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 56 .9%
Semiconductors & Semiconductor Equipment — 56.9%
Advanced Micro Devices, Inc.* 187,110 $ 25,666,814
Allegro MicroSystems, Inc.* 17,973 390,553
Amkor Technology, Inc. 13,108 346,576
Analog Devices, Inc. 57,370 12,509,529
Applied Materials, Inc. 95,723 16,723,765
Axcelis Technologies, Inc.* 3,769 279,811
Broadcom, Inc. 538,137 87,221,245
Cirrus Logic, Inc.* 6,178 645,292
Enphase Energy, Inc.* 15,655 1,116,984
Entegris, Inc. 17,451 1,843,349
GLOBALFOUNDRIES, Inc.* 9,566 413,730
Intel Corp. 493,287 11,863,552
KLA Corp. 15,538 10,053,552
Lam Research Corp. 150,727 11,135,711
Lattice Semiconductor Corp.* 15,931 904,084
Marvell Technology, Inc. 100,098 9,278,084
Microchip Technology, Inc. 62,024 4,228,176
Micron Technology, Inc. 128,194 12,556,602
MKS Instruments, Inc. 7,778 883,892
Monolithic Power Systems, Inc. 5,633 3,197,516
NVIDIA Corp. 2,844,206 393,211,479
NXP Semiconductors NV 29,448 6,754,488
ON Semiconductor Corp.* 49,525 3,522,218
Onto Innovation, Inc.* 5,707 936,975
Power Integrations, Inc. 6,566 430,139
Qorvo, Inc.* 10,969 757,409
QUALCOMM, Inc. 128,785 20,416,286
Rambus, Inc.* 12,445 719,445
Silicon Laboratories, Inc.* 3,730 412,724
Skyworks Solutions, Inc. 18,462 1,617,087
Teradyne, Inc. 18,867 2,075,370
Texas Instruments, Inc. 105,558 21,220,325
Universal Display Corp. 5,103 839,546
Total Common Stocks
(Cost $544,182,844)
664,172,308
Investments
Principal
Amount Value
Short-Term Investments — 43 .4%
Repurchase Agreements (b) — 15 .3%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$178,565,558
(Cost $178,499,215) $ 178,499,215
$ 178,499,215
U.S. Treasury Obligations (a) — 28 .1%
U.S. Treasury Bills
4.50%, 1/14/2025 (c) 255,000,000 253,640,416
4.47%, 1/28/2025 (c) 75,000,000 74,469,485
Total U.S. Treasury Obligations
(Cost $328,072,626) 328,109,901
Total Short-Term Investments
(Cost $506,571,841) 506,609,116
Total Investments — 100.3%
(Cost $1,050,754,685) 1,170,781,424
Liabilities in excess of other assets — (0.3%) (3,444,770)
Net Assets — 100.0% $ 1,167,336,654
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $113,919,349.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 184,692,189
Aggregate gross unrealized depreciation (38,496,215)
Net unrealized appreciation $ 146,195,974
Federal income tax cost $ 1,072,173,070

See accompanying notes to the financial statements.
ULTRA SEMICONDUCTORS :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
104
USD
::
Swap Agreements
a
Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
100,376,747 11/6/2026
Bank of
America NA 5.18%
Dow Jones U.S.
Semiconductors
SM
Index
f
(6,320,246) 6,320,246 — —
257,756,861 3/6/2026
Barclays
Capital 5.53%
Dow Jones U.S.
Semiconductors
SM
Index
f
3,024,708 — — 3,024,708
127,290,191 11/6/2025
BNP Paribas
SA 5.08%
Dow Jones U.S.
Semiconductors
SM
Index
f
51,007,105 (48,370,945) — 2,636,160
260,644,569 3/6/2026
Goldman Sachs
International 5.33%
Dow Jones U.S.
Semiconductors
SM
Index
f
3,206,584 — — 3,206,584
512,375,745 11/6/2026
J.P. Morgan
Securities 5.38%
Dow Jones U.S.
Semiconductors
SM
Index
f
(16,190,922) 16,190,922 — —
309,215,826 3/6/2026
Morgan
Stanley & Co.
International plc 5.43%
Dow Jones U.S.
Semiconductors
SM
Index
f
17,050,288 (11,970,251) — 5,080,037
56,021,545 11/6/2026
Societe
Generale 5.78%
Dow Jones U.S.
Semiconductors
SM
Index
f
(2,135,508) 2,135,508 — —
53,268,596 11/6/2026 UBS AG 5.38%
Dow Jones U.S.
Semiconductors
SM
Index
f
(2,054,389) 2,054,389 — —
1,676,950,080 47,587,620
Total Unrealized
Appreciation
74,288,685
Total Unrealized
Depreciation
(26,701,065)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
105
SAA
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 66 .1%
Aerospace & Defense — 0.8%
AAR Corp.* 706 $ 49,081
AeroVironment, Inc.* 562 109,309
Mercury Systems, Inc.* 1,013 41,665
Moog, Inc., Class
a
A 577 127,673
National Presto Industries, Inc. 102 8,131
Triumph Group, Inc.* 1,551 29,857
365,716
Air Freight & Logistics — 0.2%
Forward Air Corp.* 383 14,052
Hub Group, Inc., Class
a
A 1,235 63,776
77,828
Automobile Components — 0.9%
Adient plc* 1,749 33,633
American Axle & Manufacturing
Holdings, Inc.* 2,358 15,586
Dana, Inc. 2,588 25,880
Dorman Products, Inc.* 546 76,429
Fox Factory Holding Corp.* 836 27,153
Gentherm, Inc.* 629 26,481
LCI Industries 510 61,613
Patrick Industries, Inc. 450 60,476
Phinia, Inc. 876 49,126
Standard Motor Products, Inc. 413 13,580
XPEL, Inc.*(a) 455 19,793
409,750
Automobiles — 0.1%
Winnebago Industries, Inc. 581 34,012
Banks — 6.7%
Ameris Bancorp 1,298 91,223
Atlantic Union Bankshares
Corp. 1,801 76,416
Axos Financial, Inc.* 1,085 89,892
Banc of California, Inc. 2,762 47,589
BancFirst Corp. 397 50,133
Bancorp, Inc. (The)* 982 57,378
Bank of Hawaii Corp. 796 62,868
BankUnited, Inc. 1,500 63,105
Banner Corp. 691 51,542
Berkshire Hills Bancorp, Inc. 846 25,786
Brookline Bancorp, Inc. 1,784 22,461
Capitol Federal Financial, Inc. 2,450 16,366
Cathay General Bancorp 1,447 75,259
Central Pacific Financial Corp. 543 17,333
City Holding Co. 295 38,739
Comerica, Inc. 2,661 192,257
Community Financial System,
Inc. 1,054 72,968
Customers Bancorp, Inc.* 591 33,362
CVB Financial Corp. 2,634 61,688
Dime Community Bancshares,
Inc. 706 25,331
Eagle Bancorp, Inc. 605 17,763
FB Financial Corp. 701 39,572
First Bancorp 828 39,164
Investments
Shares Value
Common Stocks (continued)
First Bancorp(b) 3,267 $ 67,562
First Commonwealth Financial
Corp. 2,047 38,545
First Financial Bancorp 1,915 56,550
First Hawaiian, Inc. 2,565 70,820
Fulton Financial Corp. 3,649 78,745
Hanmi Financial Corp. 603 15,949
Heritage Financial Corp. 692 18,303
Hilltop Holdings, Inc. 925 29,276
Hope Bancorp, Inc. 2,422 32,988
Independent Bank Corp. 852 61,676
Independent Bank Group, Inc. 724 48,450
Lakeland Financial Corp. 511 37,538
National Bank Holdings Corp.,
Class
a
A 761 36,330
NBT Bancorp, Inc. 946 47,414
Northwest Bancshares, Inc. 2,555 37,507
OFG Bancorp 934 42,422
Pacific Premier Bancorp, Inc. 1,934 54,926
Park National Corp. 291 55,395
Pathward Financial, Inc. 501 42,024
Preferred Bank 249 23,488
Provident Financial Services,
Inc. 2,618 55,292
Renasant Corp. 1,274 47,928
S&T Bancorp, Inc. 767 32,820
Seacoast Banking Corp. of
Florida 1,696 50,812
ServisFirst Bancshares, Inc. 1,007 96,451
Simmons First National Corp.,
Class
a
A 2,519 61,615
Southside Bancshares, Inc. 571 20,054
Stellar Bancorp, Inc. 956 29,646
Tompkins Financial Corp. 252 19,230
Triumph Financial, Inc.* 440 47,120
TrustCo Bank Corp. 381 14,188
Trustmark Corp. 1,228 48,027
United Community Banks, Inc. 2,391 80,840
Veritex Holdings, Inc. 1,091 33,177
WaFd, Inc. 1,629 59,589
Westamerica Bancorp 536 30,675
WSFS Financial Corp. 1,189 71,364
2,962,931
Beverages — 0.1%
MGP Ingredients, Inc. 282 13,051
National Beverage Corp. 469 23,164
36,215
Biotechnology — 1.5%
ADMA Biologics, Inc.* 4,626 93,029
Alkermes plc* 3,303 95,853
Arcus Biosciences, Inc.* 1,082 16,706
Catalyst Pharmaceuticals, Inc.* 2,238 49,393
Dynavax Technologies Corp.* 2,445 31,443
Ironwood Pharmaceuticals,
Inc., Class
a
A* 2,820 9,926
Krystal Biotech, Inc.* 507 100,092
Myriad Genetics, Inc.* 1,821 29,628
Protagonist Therapeutics, Inc.* 1,182 51,771

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
106
SAA
::
Investments
Shares Value
Common Stocks (continued)
REGENXBIO, Inc.* 912 $ 9,047
TG Therapeutics, Inc.* 2,676 93,125
Vericel Corp.* 983 57,152
Vir Biotechnology, Inc.* 1,836 14,614
Xencor, Inc.* 1,240 31,744
683,523
Broadline Retail — 0.4%
Etsy, Inc.* 2,301 126,233
Kohl's Corp.(b) 2,231 33,398
159,631
Building Products — 1.9%
American Woodmark Corp.* 312 28,323
Apogee Enterprises, Inc. 440 37,052
Armstrong World Industries, Inc. 876 140,011
AZZ, Inc. 598 55,698
CSW Industrials, Inc. 334 141,078
Gibraltar Industries, Inc.* 611 44,261
Griffon Corp. 820 69,126
Hayward Holdings, Inc.* 2,848 46,024
Insteel Industries, Inc. 390 11,497
Masterbrand, Inc.* 2,549 44,098
Quanex Building Products
Corp. 948 28,212
Resideo Technologies, Inc.* 2,937 79,828
Zurn Elkay Water Solutions
Corp. 2,879 114,642
839,850
Capital Markets — 1.8%
Artisan Partners Asset
Management, Inc., Class
a
A 1,402 68,403
BGC Group, Inc., Class
a
A 7,590 73,926
Brightsphere Investment Group,
Inc. 558 17,398
Cohen & Steers, Inc. 538 56,307
Donnelley Financial Solutions,
Inc.* 536 32,294
Moelis & Co., Class
a
A 1,411 108,619
Piper Sandler Cos. 317 108,728
PJT Partners, Inc., Class
a
A 477 79,831
StepStone Group, Inc., Class
a
A 1,257 82,824
StoneX Group, Inc.* 568 58,936
Virtu Financial, Inc., Class
a
A 1,644 61,338
Virtus Investment Partners, Inc. 133 32,847
WisdomTree, Inc. 2,387 28,525
809,976
Chemicals — 1.3%
AdvanSix, Inc. 536 17,404
Balchem Corp. 651 117,518
Hawkins, Inc. 382 51,383
HB Fuller Co. 1,094 84,118
Ingevity Corp.* 729 35,407
Innospec, Inc. 500 59,305
Koppers Holdings, Inc. 411 15,807
Mativ Holdings, Inc. 1,090 14,333
Minerals Technologies, Inc. 645 52,613
Quaker Chemical Corp. 277 43,683
Investments
Shares Value
Common Stocks (continued)
Sensient Technologies Corp. 850 $ 65,994
Stepan Co. 424 32,606
590,171
Commercial Services & Supplies — 1.5%
ABM Industries, Inc. 1,259 71,977
Brady Corp., Class
a
A 881 65,978
CoreCivic, Inc.* 2,211 49,372
Deluxe Corp. 886 20,529
Enviri Corp.* 1,607 11,892
GEO Group, Inc. (The)* 2,728 77,775
Healthcare Services Group,
Inc.* 1,472 18,164
HNI Corp. 946 53,591
Interface, Inc., Class
a
A 1,169 31,037
Liquidity Services, Inc.* 447 11,430
Matthews International Corp.,
Class
a
A 613 18,488
MillerKnoll, Inc. 1,401 35,221
OPENLANE, Inc.* 2,179 44,016
Pitney Bowes, Inc. 3,132 25,244
UniFirst Corp. 301 60,462
Vestis Corp. 2,294 36,887
Viad Corp.* 424 18,961
651,024
Communications Equipment — 0.5%
Calix, Inc.* 1,174 38,190
Digi International, Inc.* 731 24,284
Extreme Networks, Inc.* 2,615 43,409
Harmonic, Inc.* 2,334 29,922
NetScout Systems, Inc.* 1,430 31,289
Viasat, Inc.* 1,692 15,786
Viavi Solutions, Inc.* 4,451 44,243
227,123
Construction & Engineering — 0.9%
Arcosa, Inc. 978 106,250
Dycom Industries, Inc.* 583 105,616
Everus Construction Group,
Inc.* 1,023 65,124
Granite Construction, Inc. 876 87,048
MYR Group, Inc.* 332 52,423
416,461
Consumer Finance — 0.6%
Bread Financial Holdings, Inc. 997 58,654
Encore Capital Group, Inc.* 475 23,363
Enova International, Inc.* 530 55,920
EZCORP, Inc., Class
a
A* 1,038 13,286
Green Dot Corp., Class
a
A* 1,077 11,061
Navient Corp. 1,580 24,616
PRA Group, Inc.* 790 16,748
PROG Holdings, Inc. 849 41,312
World Acceptance Corp.* 66 7,981
252,941
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc. (The) 645 30,792

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
107
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::
Investments
Shares Value
Common Stocks (continued)
Chefs' Warehouse, Inc. (The)* 695 $ 31,073
Grocery Outlet Holding Corp.* 1,966 41,286
PriceSmart, Inc. 504 45,229
SpartanNash Co. 677 12,850
United Natural Foods, Inc.* 1,193 29,622
190,852
Containers & Packaging — 0.3%
O-I Glass, Inc.* 3,123 39,350
Sealed Air Corp. 2,922 106,945
146,295
Diversified Consumer Services — 0.8%
Adtalem Global Education, Inc.* 756 69,106
Frontdoor, Inc.* 1,535 89,951
Mister Car Wash, Inc.* 1,872 14,976
Perdoceo Education Corp. 1,238 33,983
Strategic Education, Inc. 489 48,318
Stride, Inc.* 853 91,160
347,494
Diversified REITs — 0.5%
Alexander & Baldwin, Inc., REIT 1,456 28,654
American Assets Trust, Inc.,
REIT 953 27,103
Armada Hoffler Properties, Inc.,
REIT 1,361 15,039
Essential Properties Realty
Trust, Inc., REIT 3,517 119,930
Global Net Lease, Inc., REIT 3,969 29,410
220,136
Diversified Telecommunication Services — 0.5%
Cogent Communications
Holdings, Inc. 846 69,533
Consolidated Communications
Holdings, Inc.* 1,521 7,103
Lumen Technologies, Inc.* 20,395 149,699
Shenandoah
Telecommunications Co. 920 12,264
238,599
Electric Utilities — 0.3%
MGE Energy, Inc. 726 75,707
Otter Tail Corp. 839 67,657
143,364
Electrical Equipment — 0.3%
Powell Industries, Inc. 188 50,267
Sunrun, Inc.* 4,483 51,689
Vicor Corp.* 461 24,530
126,486
Electronic Equipment, Instruments & Components — 2.1%
Advanced Energy Industries,
Inc. 756 86,970
Arlo Technologies, Inc.* 2,004 22,485
Badger Meter, Inc. 590 127,924
Benchmark Electronics, Inc. 725 35,155
CTS Corp. 609 33,440
Investments
Shares Value
Common Stocks (continued)
ePlus, Inc.* 534 $ 43,179
Insight Enterprises, Inc.* 562 87,925
Itron, Inc.* 902 106,914
Knowles Corp.* 1,774 34,522
OSI Systems, Inc.* 318 56,413
PC Connection, Inc. 248 18,000
Plexus Corp.* 546 89,763
Rogers Corp.* 340 35,217
Sanmina Corp.* 1,097 87,113
ScanSource, Inc.* 456 22,987
TTM Technologies, Inc.* 2,045 49,857
937,864
Energy Equipment & Services — 1.4%
Archrock, Inc. 3,389 86,826
Atlas Energy Solutions, Inc.,
Class
a
A 1,212 28,567
Bristow Group, Inc., Class
a
A* 493 18,842
Cactus, Inc., Class
a
A 1,333 91,524
Core Laboratories, Inc. 941 19,149
Helix Energy Solutions Group,
Inc.* 2,867 30,648
Helmerich & Payne, Inc. 1,981 68,602
Innovex International, Inc.* 691 11,243
Liberty Energy, Inc., Class
a
A 3,316 61,014
Nabors Industries Ltd.* 180 13,217
Oceaneering International, Inc.* 2,036 61,039
Patterson-UTI Energy, Inc. 7,174 60,262
ProPetro Holding Corp.* 1,609 13,516
RPC, Inc. 1,658 10,678
Tidewater, Inc.* 968 50,065
625,192
Entertainment — 0.3%
Cinemark Holdings, Inc.* 2,142 73,942
Madison Square Garden Sports
Corp.* 335 77,033
150,975
Financial Services — 1.7%
EVERTEC, Inc. 1,284 46,224
HA Sustainable Infrastructure
Capital, Inc. 2,336 73,257
Jackson Financial, Inc., Class
a
A 1,509 151,187
Mr Cooper Group, Inc.* 1,294 127,679
NCR Atleos Corp.* 1,450 47,574
NMI Holdings, Inc., Class
a
A* 1,598 63,904
Payoneer Global, Inc.* 5,023 54,801
Radian Group, Inc. 3,017 107,978
Walker & Dunlop, Inc. 643 70,846
743,450
Food Products — 0.8%
B&G Foods, Inc. 1,588 10,608
Cal-Maine Foods, Inc. 817 79,747
Fresh Del Monte Produce, Inc. 673 22,714
Hain Celestial Group, Inc. (The)* 1,802 14,902
J & J Snack Foods Corp. 311 54,049
John B Sanfilippo & Son, Inc. 181 15,629
Simply Good Foods Co. (The)* 1,827 72,696

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
108
SAA
::
Investments
Shares Value
Common Stocks (continued)
Tootsie Roll Industries, Inc. 331 $ 10,956
TreeHouse Foods, Inc.* 937 32,177
WK Kellogg Co.(b) 1,327 27,602
341,080
Gas Utilities — 0.4%
Chesapeake Utilities Corp. 451 59,419
MDU Resources Group, Inc. 4,089 81,944
Northwest Natural Holding Co. 775 33,960
175,323
Ground Transportation — 0.6%
ArcBest Corp. 474 54,643
Heartland Express, Inc. 866 11,059
Hertz Global Holdings, Inc.* 2,459 12,098
Marten Transport Ltd. 1,159 20,144
RXO, Inc.* 2,754 83,033
Schneider National, Inc.,
Class
a
B 943 31,694
Werner Enterprises, Inc. 1,240 50,691
263,362
Health Care Equipment & Supplies — 2.4%
Artivion, Inc.* 756 22,317
Avanos Medical, Inc.* 922 17,666
CONMED Corp. 618 45,757
Embecta Corp. 1,157 24,100
Glaukos Corp.* 1,103 158,446
ICU Medical, Inc.* 490 80,340
Inari Medical, Inc.* 1,005 52,180
Inspire Medical Systems, Inc.* 598 115,270
Integer Holdings Corp.* 672 94,416
Integra LifeSciences Holdings
Corp.* 1,338 32,888
LeMaitre Vascular, Inc. 410 43,866
Merit Medical Systems, Inc.* 1,167 121,251
Omnicell, Inc.* 923 43,003
QuidelOrtho Corp.* 1,322 54,202
STAAR Surgical Co.* 986 28,693
Tandem Diabetes Care, Inc.* 1,313 40,217
TransMedics Group, Inc.* 669 58,009
UFP Technologies, Inc.* 147 47,469
1,080,090
Health Care Providers & Services — 1.8%
AdaptHealth Corp., Class
a
A* 2,119 21,254
Addus HomeCare Corp.* 359 44,100
AMN Healthcare Services, Inc.* 762 19,835
Astrana Health, Inc.* 833 36,027
Concentra Group Holdings
Parent, Inc. 2,126 46,389
CorVel Corp.* 182 66,503
Fulgent Genetics, Inc.* 401 7,338
Hims & Hers Health, Inc.* 3,804 122,565
National HealthCare Corp. 248 31,050
NeoGenomics, Inc.* 2,570 45,566
Owens & Minor, Inc.* 1,483 19,976
Patterson Cos., Inc. 1,574 33,825
Pediatrix Medical Group, Inc.* 1,695 25,357
Premier, Inc., Class
a
A 2,102 48,136
Investments
Shares Value
Common Stocks (continued)
Privia Health Group, Inc.* 2,058 $ 44,206
Progyny, Inc.* 1,576 24,538
RadNet, Inc.* 1,306 106,779
Select Medical Holdings Corp. 2,112 44,584
US Physical Therapy, Inc. 302 29,825
817,853
Health Care REITs — 0.4%
CareTrust REIT, Inc., REIT 3,370 100,392
LTC Properties, Inc., REIT 872 33,651
Medical Properties Trust, Inc.,
REIT(b) 12,036 52,838
Universal Health Realty Income
Trust, REIT 256 10,801
197,682
Health Care Technology — 0.2%
Certara, Inc.* 2,194 24,595
HealthStream, Inc. 482 15,954
Schrodinger, Inc.* 1,111 25,076
Simulations Plus, Inc. 325 10,325
75,950
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.,
REIT 4,491 72,350
DiamondRock Hospitality Co.,
REIT 4,157 38,577
Pebblebrook Hotel Trust, REIT 2,417 33,475
Service Properties Trust, REIT 3,327 9,249
Summit Hotel Properties, Inc.,
REIT 2,173 14,298
Sunstone Hotel Investors, Inc.,
REIT 4,078 43,839
Xenia Hotels & Resorts, Inc.,
REIT 2,046 31,468
243,256
Hotels, Restaurants & Leisure — 1.4%
BJ's Restaurants, Inc.* 465 17,875
Bloomin' Brands, Inc. 1,517 21,147
Brinker International, Inc.* 892 117,985
Cheesecake Factory, Inc. (The) 939 47,551
Cracker Barrel Old Country
Store, Inc. 446 24,780
Dave & Buster's Entertainment,
Inc.* 635 24,968
Golden Entertainment, Inc. 426 14,373
Jack in the Box, Inc. 384 18,758
Monarch Casino & Resort, Inc. 256 21,506
Papa John's International, Inc. 654 32,589
Penn Entertainment, Inc.* 3,001 64,791
Sabre Corp.* 7,736 30,248
Shake Shack, Inc., Class
a
A* 801 107,118
Six Flags Entertainment Corp. 1,868 86,283
629,972
Household Durables — 2.1%
Cavco Industries, Inc.* 166 85,407
Century Communities, Inc. 553 49,969

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
109
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::
Investments
Shares Value
Common Stocks (continued)
Dream Finders Homes, Inc.,
Class
a
A* 554 $ 18,432
Ethan Allen Interiors, Inc. 454 13,951
Green Brick Partners, Inc.* 616 44,019
Helen of Troy Ltd.* 458 33,585
Installed Building Products, Inc. 467 106,822
La-Z-Boy, Inc. 844 38,208
Leggett & Platt, Inc. 2,691 33,880
LGI Homes, Inc.* 414 45,329
M/I Homes, Inc.* 550 90,766
Meritage Homes Corp. 729 139,290
Newell Brands, Inc. 8,344 80,019
Sonos, Inc.* 2,428 33,045
Tri Pointe Homes, Inc.* 1,877 81,706
Worthington Enterprises, Inc. 624 25,534
919,962
Household Products — 0.4%
Central Garden & Pet Co.* 191 7,592
Central Garden & Pet Co.,
Class
a
A* 1,043 35,243
Energizer Holdings, Inc. 1,311 49,962
WD-40 Co. 272 75,369
168,166
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class
a
A 687 19,106
Clearway Energy, Inc., Class
a
C 1,662 49,012
68,118
Industrial REITs — 0.3%
Innovative Industrial Properties,
Inc., REIT 568 61,923
LXP Industrial Trust, REIT 5,904 55,203
117,126
Insurance — 1.6%
Ambac Financial Group, Inc.* 952 12,224
AMERISAFE, Inc. 382 22,546
Assured Guaranty Ltd. 993 92,627
Employers Holdings, Inc. 498 26,573
Genworth Financial, Inc.,
Class
a
A* 8,666 67,595
Goosehead Insurance, Inc.,
Class
a
A* 485 61,168
HCI Group, Inc. 169 20,596
Horace Mann Educators Corp. 818 34,250
Lincoln National Corp. 3,414 121,333
Mercury General Corp. 533 42,086
Palomar Holdings, Inc.* 526 56,966
ProAssurance Corp.* 1,026 17,155
Safety Insurance Group, Inc. 297 25,494
SiriusPoint Ltd.* 1,954 30,131
Stewart Information Services
Corp. 555 41,675
Trupanion, Inc.* 668 35,611
United Fire Group, Inc. 427 13,066
721,096
Investments
Shares Value
Common Stocks (continued)
Interactive Media & Services — 0.8%
Cargurus, Inc., Class
a
A* 1,753 $ 66,299
Cars.com, Inc.* 1,218 24,202
IAC, Inc.* 1,418 67,114
QuinStreet, Inc.* 1,109 25,263
Shutterstock, Inc. 490 15,523
TripAdvisor, Inc.* 2,196 31,469
Yelp, Inc., Class
a
A* 1,342 51,291
Ziff Davis, Inc.* 898 52,847
334,008
IT Services — 0.3%
DigitalOcean Holdings, Inc.* 1,269 48,324
DXC Technology Co.* 3,626 81,585
129,909
Leisure Products — 0.1%
Revelyst, Inc.* 1,171 22,132
Sturm Ruger & Co., Inc. 339 12,913
Topgolf Callaway Brands Corp.* 2,839 23,904
58,949
Life Sciences Tools & Services — 0.3%
Azenta, Inc.* 981 45,332
BioLife Solutions, Inc.* 722 19,833
Cytek Biosciences, Inc.* 2,137 13,955
Fortrea Holdings, Inc.* 1,797 37,827
Mesa Laboratories, Inc. 108 12,651
129,598
Machinery — 2.9%
Alamo Group, Inc. 208 41,590
Albany International Corp.,
Class
a
A 626 51,895
Astec Industries, Inc. 458 17,683
Barnes Group, Inc. 917 42,952
Enerpac Tool Group Corp.,
Class
a
A 1,090 52,603
Enpro, Inc. 420 79,422
ESCO Technologies, Inc. 516 76,580
Federal Signal Corp. 1,226 119,425
Franklin Electric Co., Inc. 788 85,340
Gates Industrial Corp. plc* 4,536 100,518
Greenbrier Cos., Inc. (The) 625 42,500
Hillenbrand, Inc. 1,409 47,948
John Bean Technologies Corp. 639 80,527
Kennametal, Inc. 1,563 44,858
Lindsay Corp. 218 28,944
Proto Labs, Inc.* 504 20,760
SPX Technologies, Inc.* 927 163,560
Standex International Corp. 238 49,478
Tennant Co. 379 33,492
Titan International, Inc.* 984 7,203
Trinity Industries, Inc. 1,654 62,356
Wabash National Corp. 882 17,490
1,267,124

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
110
SAA
::
Investments
Shares Value
Common Stocks (continued)
Marine Transportation — 0.2%
Matson, Inc. 673 $ 103,090
Media — 0.6%
Cable One, Inc. 92 38,660
EchoStar Corp., Class
a
A* 2,421 61,227
John Wiley & Sons, Inc.,
Class
a
A 827 43,153
Scholastic Corp. 501 13,216
TechTarget, Inc.* 515 16,537
TEGNA, Inc. 3,318 62,279
Thryv Holdings, Inc.* 684 10,821
245,893
Metals & Mining — 1.7%
Alpha Metallurgical Resources,
Inc.* 219 53,780
Arch Resources, Inc. 363 62,407
ATI, Inc.* 2,497 150,244
Carpenter Technology Corp. 1,002 194,428
Century Aluminum Co.* 1,042 23,789
Kaiser Aluminum Corp. 319 25,928
Materion Corp. 416 48,098
Metallus, Inc.* 767 12,786
MP Materials Corp.*(b) 2,455 51,727
SunCoke Energy, Inc. 1,687 21,020
Warrior Met Coal, Inc. 1,049 73,766
Worthington Steel, Inc. 697 31,253
749,226
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Apollo Commercial Real Estate
Finance, Inc. 2,553 23,615
Arbor Realty Trust, Inc.(b) 3,782 55,482
ARMOUR Residential REIT, Inc. 978 18,504
Blackstone Mortgage Trust,
Inc., Class
a
A 3,483 66,943
Ellington Financial, Inc. 1,743 21,544
Franklin BSP Realty Trust, Inc. 1,641 21,464
KKR Real Estate Finance Trust,
Inc. 1,168 13,584
New York Mortgage Trust, Inc. 1,817 11,156
PennyMac Mortgage
Investment Trust 1,742 23,674
Ready Capital Corp. 3,374 24,866
Redwood Trust, Inc. 2,652 18,988
Two Harbors Investment Corp. 2,078 24,417
324,237
Multi-Utilities — 0.2%
Avista Corp. 1,579 61,092
Unitil Corp. 324 19,446
80,538
Office REITs — 0.7%
Brandywine Realty Trust, REIT 3,456 19,354
Douglas Emmett, Inc., REIT 3,358 65,011
Easterly Government
Properties, Inc., Class
a
A, REIT 1,942 23,926
Investments
Shares Value
Common Stocks (continued)
Highwoods Properties, Inc.,
REIT 2,127 $ 69,042
Hudson Pacific Properties, Inc.,
REIT 2,829 10,892
JBG SMITH Properties, REIT 1,735 29,651
SL Green Realty Corp., REIT(b) 1,402 109,622
327,498
Oil, Gas & Consumable Fuels — 1.7%
California Resources Corp. 1,396 82,587
Comstock Resources, Inc.*(b) 1,817 28,291
CONSOL Energy, Inc. 537 70,186
Crescent Energy Co., Class
a
A 3,076 45,740
CVR Energy, Inc. 685 13,255
Dorian LPG Ltd. 727 17,790
Green Plains, Inc.* 1,297 14,007
Magnolia Oil & Gas Corp.,
Class
a
A 3,774 104,691
Northern Oil & Gas, Inc. 1,999 86,936
Par Pacific Holdings, Inc.* 1,130 19,696
Peabody Energy Corp. 2,526 60,245
REX American Resources
Corp.* 309 13,383
SM Energy Co. 2,295 103,711
Talos Energy, Inc.* 2,493 28,046
Vital Energy, Inc.* 541 17,761
World Kinect Corp. 1,186 34,335
740,660
Paper & Forest Products — 0.1%
Sylvamo Corp. 690 63,680
Passenger Airlines — 0.7%
Alaska Air Group, Inc.* 2,531 133,131
Allegiant Travel Co. 291 23,815
JetBlue Airways Corp.* 5,983 35,718
SkyWest, Inc.* 805 92,366
Sun Country Airlines Holdings,
Inc.* 784 11,282
296,312
Personal Care Products — 0.2%
Edgewell Personal Care Co. 989 36,178
Interparfums, Inc. 360 49,557
USANA Health Sciences, Inc.* 221 8,515
94,250
Pharmaceuticals — 1.1%
Amphastar Pharmaceuticals,
Inc.* 761 34,390
ANI Pharmaceuticals, Inc.* 333 19,058
Collegium Pharmaceutical, Inc.* 646 19,703
Corcept Therapeutics, Inc.* 1,866 107,631
Harmony Biosciences Holdings,
Inc.* 764 26,488
Innoviva, Inc.* 1,105 20,984
Ligand Pharmaceuticals, Inc.* 367 44,579
Organon & Co. 5,165 81,968
Pacira BioSciences, Inc.* 925 15,642

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
111
SAA
::
Investments
Shares Value
Common Stocks (continued)
Phibro Animal Health Corp.,
Class
a
A 408 $ 9,535
Prestige Consumer Healthcare,
Inc.* 994 84,261
Supernus Pharmaceuticals,
Inc.* 1,106 40,446
504,685
Professional Services — 0.9%
CSG Systems International, Inc. 567 31,077
Heidrick & Struggles
International, Inc. 407 18,779
Kelly Services, Inc., Class
a
A 647 9,478
Korn Ferry 1,058 82,884
NV5 Global, Inc.* 1,045 22,739
Robert Half, Inc. 2,052 153,100
Verra Mobility Corp., Class
a
A* 3,303 78,149
396,206
Real Estate Management & Development — 0.4%
Cushman & Wakefield plc* 4,599 70,365
eXp World Holdings, Inc.(b) 1,696 23,489
Kennedy-Wilson Holdings, Inc. 2,370 27,445
Marcus & Millichap, Inc. 481 20,014
St Joe Co. (The) 761 38,872
180,185
Residential REITs — 0.2%
Centerspace, REIT 307 22,258
Elme Communities, REIT 1,766 29,916
NexPoint Residential Trust, Inc.,
REIT 444 20,899
Veris Residential, Inc., REIT 1,620 29,565
102,638
Retail REITs — 1.2%
Acadia Realty Trust, REIT 2,112 54,595
Curbline Properties Corp.,
REIT* 1,891 45,876
Getty Realty Corp., REIT 1,000 32,880
Macerich Co. (The), REIT 4,733 100,387
Phillips Edison & Co., Inc., REIT 2,457 97,052
Retail Opportunity Investments
Corp., REIT 2,556 44,474
Saul Centers, Inc., REIT 242 9,949
SITE Centers Corp., REIT 946 14,682
Tanger, Inc., REIT 2,193 81,075
Urban Edge Properties, REIT 2,434 56,006
Whitestone REIT, REIT 883 12,998
549,974
Semiconductors & Semiconductor Equipment — 1.7%
Alpha & Omega Semiconductor
Ltd.* 476 19,740
Axcelis Technologies, Inc.* 654 48,553
CEVA, Inc.* 475 14,127
Cohu, Inc.* 941 24,842
Diodes, Inc.* 929 60,385
FormFactor, Inc.* 1,552 62,173
Ichor Holdings Ltd.* 676 22,146
Investments
Shares Value
Common Stocks (continued)
Impinj, Inc.* 457 $ 87,840
Kulicke & Soffa Industries, Inc. 1,094 52,971
MaxLinear, Inc., Class
a
A* 1,531 23,164
PDF Solutions, Inc.* 622 19,655
Penguin Solutions, Inc.* 1,061 19,247
Photronics, Inc.* 1,270 31,636
Semtech Corp.* 1,505 96,380
SiTime Corp.* 376 79,855
SolarEdge Technologies, Inc.* 1,149 18,154
Ultra Clean Holdings, Inc.* 903 34,702
Veeco Instruments, Inc.* 1,139 31,744
Wolfspeed, Inc.* 2,525 24,189
771,503
Software — 2.6%
A10 Networks, Inc. 1,482 25,268
ACI Worldwide, Inc.* 2,099 119,265
Adeia, Inc. 2,184 26,470
Agilysys, Inc.* 447 60,032
Alarm.com Holdings, Inc.* 987 64,293
BlackLine, Inc.* 1,035 64,180
Box, Inc., Class
a
A* 2,918 102,393
Clear Secure, Inc., Class
a
A 1,851 47,904
DoubleVerify Holdings, Inc.* 2,831 57,554
InterDigital, Inc. 506 99,156
LiveRamp Holdings, Inc.* 1,336 40,561
MARA Holdings, Inc.* 5,907 161,970
N-able, Inc.* 1,412 14,741
NCR Voyix Corp.* 2,916 42,311
Progress Software Corp. 858 58,696
SolarWinds Corp. 1,088 14,525
Sprinklr, Inc., Class
a
A* 2,416 19,908
SPS Commerce, Inc.* 744 143,644
1,162,871
Specialized REITs — 0.4%
Four Corners Property Trust,
Inc., REIT 1,859 55,231
Outfront Media, Inc., REIT 2,763 53,077
Safehold, Inc., REIT 917 19,587
Uniti Group, Inc., REIT 4,897 28,942
156,837
Specialty Retail — 2.6%
Academy Sports & Outdoors,
Inc. 1,446 71,215
Advance Auto Parts, Inc. 1,196 49,455
American Eagle Outfitters, Inc. 3,585 68,975
Asbury Automotive Group, Inc.* 401 104,192
Bath & Body Works, Inc. 4,477 162,246
Boot Barn Holdings, Inc.* 611 83,793
Buckle, Inc. (The) 600 31,254
Caleres, Inc. 704 21,873
Foot Locker, Inc.* 1,652 41,548
Group 1 Automotive, Inc. 263 111,985
Guess?, Inc. 569 9,366
Leslie's, Inc.* 3,705 8,521
MarineMax, Inc.* 394 13,522
Monro, Inc. 600 16,872
National Vision Holdings, Inc.* 1,578 19,094

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
112
SAA
::
Investments
Shares Value
Common Stocks (continued)
ODP Corp. (The)* 673 $ 17,283
Sally Beauty Holdings, Inc.* 2,059 28,682
Shoe Carnival, Inc. 354 11,951
Signet Jewelers Ltd. 894 89,579
Sonic Automotive, Inc., Class
a
A 292 20,189
Upbound Group, Inc. 976 33,565
Urban Outfitters, Inc.* 1,143 55,698
Victoria's Secret & Co.* 1,571 61,018
1,131,876
Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.* 899 6,608
Xerox Holdings Corp. 2,320 21,205
27,813
Textiles, Apparel & Luxury Goods — 1.0%
G-III Apparel Group Ltd.* 794 23,526
Hanesbrands, Inc.* 7,054 61,370
Kontoor Brands, Inc. 1,006 92,331
Oxford Industries, Inc. 295 24,535
Steven Madden Ltd. 1,456 66,364
VF Corp. 6,635 134,226
Wolverine World Wide, Inc. 1,605 37,220
439,572
Tobacco — 0.1%
Universal Corp. 495 28,274
Trading Companies & Distributors — 1.0%
Air Lease Corp., Class
a
A 2,078 105,770
Boise Cascade Co. 780 115,128
DNOW, Inc.* 2,136 32,147
DXP Enterprises, Inc.* 257 18,831
GMS, Inc.* 795 79,778
Rush Enterprises, Inc., Class
a
A 1,241 76,880
428,534
Water Utilities — 0.4%
American States Water Co. 751 64,068
California Water Service Group 1,179 60,353
Middlesex Water Co. 358 23,425
SJW Group 597 33,265
181,111
Wireless Telecommunication Services — 0.2%
Gogo, Inc.* 1,197 9,612
Telephone and Data Systems,
Inc. 1,956 66,856
76,468
Total Common Stocks
(Cost $24,848,441)
29,290,414
Securities Lending Reinvestments (c) — 0 .7%
Investment Companies — 0 .7%
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (d)
(Cost $313,450) 313,450 313,450
Investments
Principal
Amount Value
Short-Term Investments — 22 .3%
Repurchase Agreements (e) — 20 .3%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $9,002,480
(Cost $8,999,136) $ 8,999,136
$ 8,999,136
U.S. Treasury Obligations — 2 .0%
U.S. Treasury Bills
4.43%, 2/11/2025 (f)
(Cost $892,107) 900,000 892,225
Total Short-Term Investments
(Cost $9,891,243) 9,891,361
Total Investments — 89.1%
(Cost $35,053,134) 39,495,225
Other assets less liabilities — 10.9% 4,829,564
Net Assets — 100.0% $ 44,324,789
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November 30,
2024 was $366,897, collateralized in the form of cash with a value of $313,450 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $66,741 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 6.25%, and maturity dates ranging from January
15, 2025 – August 15, 2049. The total value of collateral is
$380,191.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $313,450.
(d) Rate shown is the 7-day yield as of November 30, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(f) The rate shown was the current yield as of November 30, 2024.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 11,269,495
Aggregate gross unrealized depreciation (2,571,118)
Net unrealized appreciation $ 8,698,377
Federal income tax cost $ 35,102,237

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
113
SAA
::
Swap Agreements
a
Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
16,005,046 2/11/2025
Bank of
America NA 5.13% S&P SmallCap 600
®
754,575 (668,939) — 85,636
9,650,845 11/6/2025 Citibank NA 4.93% S&P SmallCap 600
®
1,211,852 (1,211,852) — —
9,958,900 1/26/2026
Morgan
Stanley & Co.
International plc 5.38% S&P SmallCap 600
®
1,117,027 (1,117,027) — —
11,051,651 3/6/2026
Societe
Generale 5.58% S&P SmallCap 600
®
982,028 (912,946) — 69,082
12,679,282 11/6/2026 UBS AG 5.28% S&P SmallCap 600
®
239,907 (239,907) — —
59,345,724 4,305,389
Total Unrealized
Appreciation
4,305,389
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA TECHNOLOGY :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
114
ROM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 76 .9%
Communications Equipment — 3.7%
Arista Networks, Inc.* 15,868 $ 6,439,552
Cisco Systems, Inc. 248,184 14,694,975
F5, Inc.* 3,591 899,007
Juniper Networks, Inc. 20,277 728,350
Motorola Solutions, Inc. 10,278 5,135,916
27,897,800
Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp., Class
a
A 74,186 5,389,613
CDW Corp. 8,229 1,447,728
Corning, Inc. 47,442 2,309,002
Jabil, Inc. 6,989 949,316
Keysight Technologies, Inc.* 10,751 1,836,701
TE Connectivity plc 18,723 2,829,420
Teledyne Technologies, Inc.* 2,883 1,399,004
Trimble, Inc.* 15,043 1,097,688
Zebra Technologies Corp.,
Class
a
A* 3,177 1,293,039
18,551,511
IT Services — 4.9%
Accenture plc, Class
a
A 38,586 13,982,409
Akamai Technologies, Inc.* 9,334 877,583
Cognizant Technology Solutions
Corp., Class
a
A 30,534 2,457,682
EPAM Systems, Inc.* 3,508 855,671
Gartner, Inc.* 4,746 2,458,096
GoDaddy, Inc., Class
a
A* 8,685 1,715,895
International Business
Machines Corp. 56,745 12,904,380
VeriSign, Inc.* 5,171 967,908
36,219,624
Semiconductors & Semiconductor Equipment — 25.8%
Advanced Micro Devices, Inc.* 99,702 13,676,671
Analog Devices, Inc. 30,569 6,665,571
Applied Materials, Inc. 51,006 8,911,258
Broadcom, Inc. 145,048 23,509,380
Enphase Energy, Inc.* 8,342 595,202
First Solar, Inc.* 6,594 1,313,986
Intel Corp. 262,857 6,321,711
KLA Corp. 8,280 5,357,408
Lam Research Corp. 80,300 5,932,564
Microchip Technology, Inc. 33,050 2,253,019
Micron Technology, Inc. 68,314 6,691,356
Monolithic Power Systems, Inc. 3,002 1,704,055
NVIDIA Corp. 581,266 80,360,025
NXP Semiconductors NV 15,691 3,599,045
ON Semiconductor Corp.* 26,388 1,876,715
Qorvo, Inc.* 5,843 403,459
QUALCOMM, Inc. 68,626 10,879,280
Skyworks Solutions, Inc. 9,838 861,710
Teradyne, Inc. 10,052 1,105,720
Texas Instruments, Inc. 56,247 11,307,334
193,325,469
Investments
Shares Value
Common Stocks (a) (continued)
Software — 27.1%
Adobe, Inc.* 27,315 $ 14,092,628
ANSYS, Inc.* 5,384 1,890,322
Autodesk, Inc.* 13,271 3,873,805
Cadence Design Systems, Inc.* 16,868 5,175,271
Crowdstrike Holdings, Inc.,
Class
a
A* 14,221 4,920,039
Fair Isaac Corp.* 1,510 3,586,295
Fortinet, Inc.* 39,111 3,717,501
Gen Digital, Inc. 33,366 1,029,341
Intuit, Inc. 17,222 11,051,874
Microsoft Corp. 175,633 74,373,550
Oracle Corp. 98,464 18,200,086
Palantir Technologies, Inc.,
Class
a
A* 124,053 8,321,475
Palo Alto Networks, Inc.* 19,946 7,735,458
PTC, Inc.* 7,400 1,480,444
Roper Technologies, Inc. 6,603 3,740,203
Salesforce, Inc. 59,692 19,697,763
ServiceNow, Inc.* 12,690 13,317,394
Synopsys, Inc.* 9,439 5,271,587
Tyler Technologies, Inc.* 2,629 1,654,088
203,129,124
Technology Hardware, Storage & Peripherals — 12.9%
Apple, Inc. 359,247 85,260,091
Dell Technologies, Inc., Class
a
C 17,721 2,261,022
Hewlett Packard Enterprise Co. 80,062 1,698,916
HP, Inc. 60,283 2,135,827
NetApp, Inc. 12,663 1,552,990
Seagate Technology Holdings
plc 12,937 1,310,906
Super Micro Computer, Inc.* 31,021 1,012,525
Western Digital Corp.* 20,114 1,468,121
96,700,398
Total Common Stocks
(Cost $468,340,723)
575,823,926
Principal
Amount
Short-Term Investments — 8 .3%
Repurchase Agreements (b) — 3 .7%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$27,640,268
(Cost $27,629,999) $ 27,629,999
27,629,999
U.S. Treasury Obligations (a) — 4 .6%
U.S. Treasury Bills
5.01%, 12/5/2024 (c) 30,000,000 29,988,900

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA TECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
115
ROM
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) (continued)
U.S. Treasury Bills (continued)
4.43%, 2/11/2025 (c) $ 4,700,000 $ 4,659,400
Total U.S. Treasury Obligations
(Cost $34,642,329) 34,648,300
Total Short-Term Investments
(Cost $62,272,328) 62,278,299
Total Investments — 85.2%
(Cost $530,613,051) 638,102,225
Other assets less liabilities — 14.8% 110,617,154
Net Assets — 100.0% $ 748,719,379
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $86,279,308.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 223,996,456
Aggregate gross unrealized depreciation (14,073,117)
Net unrealized appreciation $ 209,923,339
Federal income tax cost $ 534,278,685
Swap Agreements
a
Ultra Technology had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
113,843,583 5/6/2025
Bank of
America NA 5.28%
S&P Technology
Select Sector Index
f
17,682,184 (17,427,654) — 254,530
120,934,260 3/6/2026
Barclays
Capital 5.48%
S&P Technology
Select Sector Index
f
9,002,681 (8,862,975) (139,706) —
103,881,358 1/26/2026
BNP Paribas
SA 5.28%
S&P Technology
Select Sector Index
f
1,773,563 (886,810) — 886,753
25,749,858 4/7/2025 Citibank NA 5.43%
S&P Technology
Select Sector Index
f
16,810,527 (16,740,433) — 70,094
91,254,543 1/26/2026
Goldman Sachs
International 5.33%
S&P Technology
Select Sector Index
f
2,221,348 (1,509,322) — 712,026
271,313,055 1/26/2026
J.P. Morgan
Securities 5.33%
S&P Technology
Select Sector Index
f
(1,593,955) 1,593,955 — —
49,728,811 3/6/2025
Societe
Generale 5.73%
S&P Technology
Select Sector Index
f
33,158,196 (33,109,070) — 49,126
147,349,677 5/6/2025 UBS AG 5.38%
S&P Technology
Select Sector Index
f
27,045,255 (26,178,525) — 866,730
924,055,145 106,099,799
Total Unrealized
Appreciation
107,693,754
Total Unrealized
Depreciation
(1,593,955)
a
The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA UTILITIES :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
116
UPW
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 59 .7%
Electric Utilities — 38.5%
Alliant Energy Corp. 2,876 $ 181,763
American Electric Power Co.,
Inc. 5,968 595,965
Constellation Energy Corp. 3,507 899,756
Duke Energy Corp. 8,658 1,013,419
Edison International 4,331 380,045
Entergy Corp. 2,398 374,496
Evergy, Inc. 2,579 166,681
Eversource Energy 4,008 258,476
Exelon Corp. 11,214 443,626
FirstEnergy Corp. 5,748 244,577
NextEra Energy, Inc. 23,040 1,812,557
NRG Energy, Inc. 2,317 235,430
PG&E Corp. 23,970 518,471
Pinnacle West Capital Corp. 1,273 119,280
PPL Corp. 8,273 288,976
Southern Co. (The) 12,261 1,092,823
Xcel Energy, Inc. 6,252 453,645
9,079,986
Gas Utilities — 1.1%
Atmos Energy Corp. 1,741 263,448
Independent Power and Renewable Electricity Producers — 3.0%
AES Corp. (The) 7,972 103,955
Vistra Corp. 3,852 615,703
719,658
Multi-Utilities — 15.8%
Ameren Corp. 2,992 282,415
CenterPoint Energy, Inc. 7,308 238,387
CMS Energy Corp. 3,350 233,529
Consolidated Edison, Inc. 3,878 390,088
Dominion Energy, Inc. 9,408 552,720
DTE Energy Co. 2,321 291,935
NiSource, Inc. 5,030 191,593
Public Service Enterprise
Group, Inc. 5,587 526,854
Sempra 7,100 665,057
WEC Energy Group, Inc. 3,545 358,222
3,730,800
Water Utilities — 1.3%
American Water Works Co., Inc. 2,185 299,214
Total Common Stocks
(Cost $12,412,530)
14,093,106
Principal
Amount
Short-Term Investments — 23 .0%
Repurchase Agreements (a) — 9 .9%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $2,330,562
(Cost $2,329,696) $ 2,329,696
2,329,696
Investments
Principal
Amount Value
U.S. Treasury Obligations (b) — 13 .1%
U.S. Treasury Bills
4.95%, 12/10/2024 (c) $ 2,500,000 $ 2,497,489
4.43%, 2/11/2025 (c) 600,000 594,817
Total U.S. Treasury Obligations
(Cost $3,091,681) 3,092,306
Total Short-Term Investments
(Cost $5,421,377) 5,422,002
Total Investments — 82.7%
(Cost $17,833,907) 19,515,108
Other assets less liabilities — 17.3% 4,093,437
Net Assets — 100.0% $ 23,608,545
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,567,636.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 5,153,092
Aggregate gross unrealized depreciation (196,441)
Net unrealized appreciation $ 4,956,651
Federal income tax cost $ 17,898,129

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA UTILITIES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
117
UPW
::
Swap Agreements
a
Ultra Utilities had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
11,895,777 3/6/2025
Bank of
America NA 4.78%
S&P Utilities Select
Sector Index
f
1,598,070 (1,598,070) — —
14,711,727 3/6/2025
Goldman Sachs
International 5.33%
S&P Utilities Select
Sector Index
f
1,001,117 (900,971) — 100,146
4,701,040 3/6/2025
Societe
Generale 5.68%
S&P Utilities Select
Sector Index
f
803,312 (803,312) — —
2,005,310 3/6/2025 UBS AG 5.28%
S&P Utilities Select
Sector Index
f
(62,827) 62,827 — —
33,313,854 3,339,672
Total Unrealized
Appreciation
3,402,499
Total Unrealized
Depreciation
(62,827)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRAPRO DOW30
~
SM
:: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
118
UDOW
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 44 .4%
Aerospace & Defense — 0.9%
Boeing Co. (The)* 47,902 $ 7,445,887
Banks — 1.5%
JPMorgan Chase & Co. 47,902 11,962,087
Beverages — 0.4%
Coca-Cola Co. (The) 47,902 3,069,560
Biotechnology — 1.7%
Amgen, Inc. 47,902 13,550,039
Broadline Retail — 1.3%
Amazon.com, Inc.* 47,902 9,958,347
Capital Markets — 3.7%
Goldman Sachs Group, Inc.
(The) 47,902 29,151,720
Chemicals — 2.4%
Sherwin-Williams Co. (The) 47,902 19,036,255
Communications Equipment — 0.4%
Cisco Systems, Inc. 47,902 2,836,277
Consumer Finance — 1.8%
American Express Co. 47,902 14,594,781
Consumer Staples Distribution & Retail — 0.6%
Walmart, Inc. 47,902 4,430,935
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc. 47,902 2,123,975
Entertainment — 0.7%
Walt Disney Co. (The) 47,902 5,627,048
Financial Services — 1.9%
Visa, Inc., Class
a
A 47,902 15,092,962
Health Care Providers & Services — 3.7%
UnitedHealth Group, Inc. 47,902 29,229,800
Hotels, Restaurants & Leisure — 1.8%
McDonald's Corp. 47,902 14,179,471
Household Products — 1.1%
Procter & Gamble Co. (The) 47,902 8,586,913
Industrial Conglomerates — 2.2%
3M Co. 47,902 6,396,354
Honeywell International, Inc. 47,902 11,157,813
17,554,167
Insurance — 1.6%
Travelers Cos., Inc. (The) 47,902 12,743,848
Investments
Shares Value
Common Stocks (a) (continued)
IT Services — 1.4%
International Business
Machines Corp. 47,902 $ 10,893,394
Machinery — 2.5%
Caterpillar, Inc. 47,902 19,453,481
Oil, Gas & Consumable Fuels — 1.0%
Chevron Corp. 47,902 7,756,771
Pharmaceuticals — 1.6%
Johnson & Johnson 47,902 7,425,289
Merck & Co., Inc. 47,902 4,868,759
12,294,048
Semiconductors & Semiconductor Equipment — 0.8%
NVIDIA Corp. 47,902 6,622,452
Software — 4.6%
Microsoft Corp. 47,902 20,284,581
Salesforce, Inc. 47,902 15,807,181
36,091,762
Specialty Retail — 2.6%
Home Depot, Inc. (The) 47,902 20,556,185
Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc. 47,902 11,368,582
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class
a
B 47,902 3,773,241
Total Common Stocks
(Cost $334,978,350)
349,983,988
Principal
Amount
Short-Term Investments — 15 .9%
Repurchase Agreements (b) — 3 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$24,453,268
(Cost $24,444,183) $ 24,444,183
24,444,183
U.S. Treasury Obligations (a) — 12 .8%
U.S. Treasury Bills
4.84%, 12/10/2024 (c) 50,000,000 49,949,778
4.92%, 12/12/2024 (c) 16,000,000 15,979,835
4.48%, 1/7/2025 (c) 20,000,000 19,910,725
4.49%, 1/14/2025 (c) 10,000,000 9,946,683

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
119
UDOW
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) (continued)
U.S. Treasury Bills (continued)
4.43%, 2/11/2025 (c) $ 4,700,000 $ 4,659,400
Total U.S. Treasury Obligations
(Cost $100,429,056) 100,446,421
Total Short-Term Investments
(Cost $124,873,239) 124,890,604
Total Investments — 60.3%
(Cost $459,851,589) 474,874,592
Other assets less liabilities — 39.7% 312,423,663
Net Assets — 100.0% $ 787,298,255
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $92,172,671.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 308,196,980
Aggregate gross unrealized depreciation (9,805,351)
Net unrealized appreciation $ 298,391,629
Federal income tax cost $ 467,342,742
Futures Contracts Purchased
UltraPro Dow30
SM
had the following open long futures contracts as of November 30, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
DJIA CBOT E-Mini Index 301 12/20/2024 U.S. Dollar $ 67,807,775 $ 4,793,991
Swap Agreements
a
UltraPro Dow30
SM
had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
248,760,090 2/11/2025
Bank of
America NA 5.28%
Dow Jones Industrial
Average
SM
53,406,417 (53,406,417) — —
360,857,073 11/6/2025
Barclays
Capital 5.53%
Dow Jones Industrial
Average
SM
45,140,012 (45,140,012) — —
362,922,963 5/6/2025
BNP Paribas
SA 5.18%
Dow Jones Industrial
Average
SM
41,581,400 (40,086,531) — 1,494,869
387,129,803 5/6/2025 Citibank NA 5.33%
Dow Jones Industrial
Average
SM
29,915,034 (29,915,034) — —
66,961,779 11/6/2025
Morgan
Stanley & Co.
International plc 5.43%
Dow Jones Industrial
Average
SM
33,468,562 (33,468,562) — —
105,989,134 3/6/2025
Societe
Generale 5.63%
Dow Jones Industrial
Average
SM
46,883,196 (46,883,196) — —
411,426,465 5/6/2025 UBS AG 5.38%
Dow Jones Industrial
Average
SM
35,671,167 (34,294,810) — 1,376,357
1,944,047,307 286,065,788
Total Unrealized
Appreciation
286,065,788
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
120
UMDD
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 55 .5%
Aerospace & Defense — 0.7%
BWX Technologies, Inc. 748 $ 97,876
Curtiss-Wright Corp. 314 117,320
Hexcel Corp. 669 42,408
Woodward, Inc. 488 87,996
345,600
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.* 978 59,492
Automobile Components — 0.4%
Autoliv, Inc. 598 59,274
Gentex Corp. 1,885 57,606
Goodyear Tire & Rubber Co.
(The)* 2,333 25,056
Lear Corp. 461 45,104
Visteon Corp.* 226 21,102
208,142
Automobiles — 0.2%
Harley-Davidson, Inc. 970 32,621
Thor Industries, Inc. 436 48,658
81,279
Banks — 3.6%
Associated Banc-Corp. 1,314 35,071
Bank OZK 864 43,174
Cadence Bank 1,493 57,018
Columbia Banking System, Inc. 1,715 53,182
Commerce Bancshares, Inc. 960 70,800
Cullen/Frost Bankers, Inc. 524 73,685
East West Bancorp, Inc. 1,135 124,487
First Financial Bankshares, Inc.
(a) 1,053 43,889
First Horizon Corp. 4,387 92,697
Flagstar Financial, Inc. 2,440 29,207
FNB Corp. 2,944 50,490
Glacier Bancorp, Inc. 928 53,722
Hancock Whitney Corp. 707 41,982
Home BancShares, Inc. 1,520 48,275
International Bancshares Corp. 438 32,031
Old National Bancorp 2,611 60,471
Pinnacle Financial Partners, Inc. 626 79,571
Prosperity Bancshares, Inc. 780 65,309
SouthState Corp. 624 69,071
Synovus Financial Corp. 1,179 67,285
Texas Capital Bancshares, Inc.* 378 33,434
UMB Financial Corp. 363 45,553
United Bankshares, Inc. 1,104 46,666
Valley National Bancorp 3,841 40,868
Webster Financial Corp. 1,403 86,677
Western Alliance Bancorp 892 83,500
Wintrust Financial Corp. 544 75,077
Zions Bancorp NA 1,209 73,169
1,676,361
Investments
Shares Value
Common Stocks (continued)
Beverages — 0.3%
Boston Beer Co., Inc. (The),
Class
a
A* 72 $ 22,769
Celsius Holdings, Inc.* 1,278 36,359
Coca-Cola Consolidated, Inc. 48 62,606
121,734
Biotechnology — 1.5%
Arrowhead Pharmaceuticals,
Inc.* 1,018 26,499
BioMarin Pharmaceutical, Inc.* 1,559 102,941
Cytokinetics, Inc.* 963 49,941
Exelixis, Inc.* 2,335 85,134
Halozyme Therapeutics, Inc.* 1,037 49,983
Neurocrine Biosciences, Inc.* 827 104,822
Roivant Sciences Ltd.* 3,572 45,400
Sarepta Therapeutics, Inc.* 781 104,139
United Therapeutics Corp.* 364 134,858
703,717
Broadline Retail — 0.2%
Macy's, Inc. 2,263 36,751
Nordstrom, Inc. 790 17,941
Ollie's Bargain Outlet Holdings,
Inc.* 501 49,574
104,266
Building Products — 2.0%
AAON, Inc. 550 74,987
Advanced Drainage Systems,
Inc. 578 78,198
Carlisle Cos., Inc. 378 172,632
Fortune Brands Innovations,
Inc. 1,016 79,553
Lennox International, Inc. 263 175,455
Owens Corning 712 146,401
Simpson Manufacturing Co.,
Inc. 345 64,998
Trex Co., Inc.* 890 66,777
UFP Industries, Inc. 499 67,814
926,815
Capital Markets — 2.1%
Affiliated Managers Group, Inc. 244 45,760
Carlyle Group, Inc. (The) 1,721 91,609
Evercore, Inc., Class
a
A 292 89,907
Federated Hermes, Inc.,
Class
a
B 644 27,531
Hamilton Lane, Inc., Class
a
A 332 63,877
Houlihan Lokey, Inc., Class
a
A 435 82,254
Interactive Brokers Group, Inc.,
Class
a
A 891 170,261
Janus Henderson Group plc 1,043 47,227
Jefferies Financial Group, Inc. 1,329 105,177
Morningstar, Inc. 221 78,267
SEI Investments Co. 808 66,765
Stifel Financial Corp. 839 97,156
965,791

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
121
UMDD
::
Investments
Shares Value
Common Stocks (continued)
Chemicals — 1.2%
Arcadium Lithium plc* 8,804 $ 46,221
Ashland, Inc. 400 31,224
Avient Corp. 748 38,335
Axalta Coating Systems Ltd.* 1,795 72,626
Cabot Corp. 449 49,219
Chemours Co. (The) 1,222 26,566
NewMarket Corp. 63 33,614
Olin Corp. 962 40,972
RPM International, Inc. 1,054 146,274
Scotts Miracle-Gro Co. (The) 349 26,904
Westlake Corp. 274 35,182
547,137
Commercial Services & Supplies — 0.9%
Brink's Co. (The) 361 34,912
Clean Harbors, Inc.* 415 107,937
MSA Safety, Inc. 322 55,967
RB Global, Inc. 1,508 147,422
Tetra Tech, Inc. 2,190 90,907
437,145
Communications Equipment — 0.3%
Ciena Corp.* 1,176 81,991
Lumentum Holdings, Inc.*(a) 556 48,355
130,346
Construction & Engineering — 1.5%
AECOM 1,098 128,433
Comfort Systems USA, Inc. 291 143,542
EMCOR Group, Inc. 382 194,866
Fluor Corp.* 1,402 78,694
MasTec, Inc.* 504 72,606
Valmont Industries, Inc. 165 57,397
675,538
Construction Materials — 0.3%
Eagle Materials, Inc. 275 84,953
Knife River Corp.* 463 47,920
132,873
Consumer Finance — 0.4%
Ally Financial, Inc. 2,245 89,755
FirstCash Holdings, Inc. 319 34,726
SLM Corp. 1,780 48,737
173,218
Consumer Staples Distribution & Retail — 1.3%
BJ's Wholesale Club Holdings,
Inc.* 1,086 104,582
Casey's General Stores, Inc. 304 127,951
Performance Food Group Co.* 1,276 112,594
Sprouts Farmers Market, Inc.* 820 126,674
US Foods Holding Corp.* 2,002 139,679
611,480
Containers & Packaging — 0.9%
AptarGroup, Inc. 543 93,917
Investments
Shares Value
Common Stocks (continued)
Berry Global Group, Inc. 938 $ 67,827
Crown Holdings, Inc. 976 89,880
Graphic Packaging Holding Co. 2,457 73,931
Greif, Inc., Class
a
A 211 14,987
Silgan Holdings, Inc. 664 38,200
Sonoco Products Co. 804 41,712
420,454
Diversified Consumer Services — 0.7%
Duolingo, Inc., Class
a
A* 306 106,571
Graham Holdings Co., Class
a
B 28 26,071
Grand Canyon Education, Inc.* 238 39,173
H&R Block, Inc. 1,143 67,757
Service Corp. International 1,192 105,599
345,171
Diversified REITs — 0.2%
WP Carey, Inc., REIT 1,792 102,251
Diversified Telecommunication Services — 0.2%
Frontier Communications
Parent, Inc.* 1,811 63,041
Iridium Communications, Inc. 969 28,799
91,840
Electric Utilities — 0.5%
ALLETE, Inc. 473 30,688
IDACORP, Inc. 436 51,653
OGE Energy Corp. 1,644 72,270
Portland General Electric Co. 844 40,445
TXNM Energy, Inc. 741 36,346
231,402
Electrical Equipment — 0.9%
Acuity Brands, Inc. 252 80,814
EnerSys 329 31,801
NEXTracker, Inc., Class
a
A* 1,174 44,800
nVent Electric plc 1,361 106,580
Regal Rexnord Corp. 545 94,127
Sensata Technologies Holding
plc 1,236 39,725
397,847
Electronic Equipment, Instruments & Components — 1.7%
Arrow Electronics, Inc.* 433 52,029
Avnet, Inc. 721 39,446
Belden, Inc. 334 40,882
Cognex Corp. 1,404 56,132
Coherent Corp.* 1,255 125,701
Crane NXT Co. 402 25,197
Fabrinet* 296 69,436
Flex Ltd.* 3,251 126,691
IPG Photonics Corp.* 224 17,481
Littelfuse, Inc. 203 50,074
Novanta, Inc.* 294 49,092
TD SYNNEX Corp. 623 74,131
Vishay Intertechnology, Inc. 929 17,744
Vontier Corp. 1,258 49,389
793,425

See accompanying notes to the financial statements.
ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
122
UMDD
::
Investments
Shares Value
Common Stocks (continued)
Energy Equipment & Services — 0.4%
ChampionX Corp. 1,560 $ 48,282
NOV, Inc. 3,223 51,632
Valaris Ltd.* 545 25,174
Weatherford International plc 599 49,298
174,386
Entertainment — 0.2%
TKO Group Holdings, Inc.,
Class
a
A* 544 75,050
Warner Music Group Corp.,
Class
a
A 1,159 37,691
112,741
Financial Services — 1.1%
Equitable Holdings, Inc. 2,617 126,218
Essent Group Ltd. 870 50,268
Euronet Worldwide, Inc.* 346 36,375
MGIC Investment Corp. 2,122 55,724
Shift4 Payments, Inc., Class
a
A* 534 60,919
Voya Financial, Inc. 805 66,815
Western Union Co. (The) 2,765 30,442
WEX, Inc.* 336 63,390
490,151
Food Products — 0.6%
Darling Ingredients, Inc.* 1,302 52,770
Flowers Foods, Inc. 1,603 36,260
Ingredion, Inc. 533 78,532
Lancaster Colony Corp. 158 29,363
Pilgrim's Pride Corp.* 330 17,031
Post Holdings, Inc.* 387 46,626
260,582
Gas Utilities — 0.5%
National Fuel Gas Co. 748 47,850
New Jersey Resources Corp. 812 41,883
ONE Gas, Inc. 464 36,178
Southwest Gas Holdings, Inc. 493 38,533
Spire, Inc. 473 34,619
UGI Corp. 1,758 53,390
252,453
Ground Transportation — 1.0%
Avis Budget Group, Inc. 140 15,270
Knight-Swift Transportation
Holdings, Inc., Class
a
A 1,325 78,652
Landstar System, Inc. 290 53,917
Ryder System, Inc. 354 59,769
Saia, Inc.* 218 124,060
XPO, Inc.* 952 145,094
476,762
Health Care Equipment & Supplies — 0.9%
DENTSPLY SIRONA, Inc. 1,659 32,599
Enovis Corp.* 457 22,307
Envista Holdings Corp.* 1,408 31,384
Globus Medical, Inc., Class
a
A* 925 79,189
Investments
Shares Value
Common Stocks (continued)
Haemonetics Corp.* 419 $ 36,650
Lantheus Holdings, Inc.* 568 50,706
LivaNova plc* 445 23,363
Masimo Corp.* 361 62,287
Neogen Corp.* 1,614 22,887
Penumbra, Inc.* 318 77,630
439,002
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.* 760 30,879
Amedisys, Inc.* 267 24,406
Chemed Corp. 123 70,404
Encompass Health Corp. 824 84,823
Ensign Group, Inc. (The) 464 67,841
HealthEquity, Inc.* 712 72,297
Option Care Health, Inc.* 1,400 33,320
Tenet Healthcare Corp.* 784 111,861
495,831
Health Care REITs — 0.4%
Healthcare Realty Trust, Inc.,
Class
a
A, REIT 2,972 54,447
Omega Healthcare Investors,
Inc., REIT 2,111 85,728
Sabra Health Care REIT, Inc.,
REIT 1,918 35,924
176,099
Health Care Technology — 0.1%
Doximity, Inc., Class
a
A* 1,025 54,325
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.,
REIT 1,710 26,590
Hotels, Restaurants & Leisure — 1.8%
Aramark 2,157 87,768
Boyd Gaming Corp. 563 41,578
Choice Hotels International,
Inc.(a) 186 28,131
Churchill Downs, Inc.* 601 85,408
Hilton Grand Vacations, Inc.* 523 22,170
Hyatt Hotels Corp., Class
a
A 368 58,122
Light & Wonder, Inc.* 726 68,999
Marriott Vacations Worldwide
Corp. 264 26,202
Planet Fitness, Inc., Class
a
A* 692 68,889
Texas Roadhouse, Inc., Class
a
A 546 112,077
Travel + Leisure Co. 571 31,902
Vail Resorts, Inc. 308 55,206
Wendy's Co. (The) 1,398 25,667
Wingstop, Inc. 240 78,905
Wyndham Hotels & Resorts,
Inc. 647 63,522
854,546
Household Durables — 1.0%
KB Home 590 48,817
Taylor Morrison Home Corp.,
Class
a
A* 853 63,011

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
123
UMDD
::
Investments
Shares Value
Common Stocks (continued)
Tempur Sealy International, Inc. 1,422 $ 79,603
Toll Brothers, Inc. 840 138,743
TopBuild Corp.* 245 95,707
Whirlpool Corp. 449 50,027
475,908
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc. 440 35,913
Industrial REITs — 0.6%
EastGroup Properties, Inc.,
REIT 398 68,539
First Industrial Realty Trust, Inc.,
REIT 1,083 57,886
Rexford Industrial Realty, Inc.,
REIT 1,795 75,534
STAG Industrial, Inc., REIT 1,491 54,854
256,813
Insurance — 2.6%
American Financial Group, Inc. 591 86,794
Brighthouse Financial, Inc.* 497 25,978
CNO Financial Group, Inc. 866 34,553
Fidelity National Financial, Inc. 2,127 134,830
First American Financial Corp. 842 59,066
Hanover Insurance Group, Inc.
(The) 295 48,678
Kemper Corp. 496 35,459
Kinsale Capital Group, Inc. 181 92,028
Old Republic International
Corp. 1,947 75,875
Primerica, Inc. 277 83,862
Reinsurance Group of America,
Inc. 539 123,108
RenaissanceRe Holdings Ltd. 427 122,186
RLI Corp. 341 59,982
Ryan Specialty Holdings, Inc.,
Class
a
A 837 63,110
Selective Insurance Group, Inc. 498 50,841
Unum Group 1,399 107,583
1,203,933
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc.,
Class
a
A* 2,362 25,840
IT Services — 0.2%
ASGN, Inc.* 367 33,599
Kyndryl Holdings, Inc.* 1,893 65,706
99,305
Leisure Products — 0.3%
Brunswick Corp. 542 43,636
Mattel, Inc.* 2,783 52,933
Polaris, Inc. 429 29,601
YETI Holdings, Inc.* 693 27,976
154,146
Life Sciences Tools & Services — 1.2%
Avantor, Inc.* 5,566 117,220
Investments
Shares Value
Common Stocks (continued)
Bio-Rad Laboratories, Inc.,
Class
a
A* 157 $ 53,463
Bruker Corp. 905 52,445
Illumina, Inc.* 1,304 188,072
Medpace Holdings, Inc.* 208 70,851
Repligen Corp.* 426 64,130
Sotera Health Co.* 1,252 16,489
562,670
Machinery — 2.8%
AGCO Corp. 507 51,313
Chart Industries, Inc.* 344 66,478
CNH Industrial NV 7,185 90,244
Crane Co. 398 72,468
Donaldson Co., Inc. 986 76,957
Esab Corp. 465 60,022
Flowserve Corp. 1,076 65,657
Graco, Inc. 1,383 125,964
ITT, Inc. 669 104,444
Lincoln Electric Holdings, Inc. 464 101,375
Middleby Corp. (The)* 440 63,092
Mueller Industries, Inc. 928 74,955
Oshkosh Corp. 533 60,554
RBC Bearings, Inc.* 238 79,756
Terex Corp. 548 30,025
Timken Co. (The) 522 40,429
Toro Co. (The) 850 74,018
Watts Water Technologies, Inc.,
Class
a
A 224 48,337
1,286,088
Marine Transportation — 0.1%
Kirby Corp.* 474 59,966
Media — 0.2%
New York Times Co. (The),
Class
a
A 1,338 72,600
Nexstar Media Group, Inc.,
Class
a
A 248 42,306
114,906
Metals & Mining — 1.1%
Alcoa Corp. 2,115 98,199
Cleveland-Cliffs, Inc.* 3,953 49,215
Commercial Metals Co. 941 58,050
Reliance, Inc. 450 144,558
Royal Gold, Inc. 538 78,688
United States Steel Corp. 1,832 74,691
503,401
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Annaly Capital Management,
Inc. 4,103 81,768
Starwood Property Trust, Inc. 2,599 52,941
134,709
Multi-Utilities — 0.1%
Black Hills Corp. 571 36,584

See accompanying notes to the financial statements.
ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
124
UMDD
::
Investments
Shares Value
Common Stocks (continued)
Northwestern Energy Group,
Inc. 502 $ 27,730
64,314
Office REITs — 0.4%
COPT Defense Properties, REIT 920 30,314
Cousins Properties, Inc., REIT 1,246 39,548
Kilroy Realty Corp., REIT 865 35,923
Vornado Realty Trust, REIT 1,357 58,419
164,204
Oil, Gas & Consumable Fuels — 2.2%
Antero Midstream Corp. 2,758 44,045
Antero Resources Corp.* 2,393 78,227
Chord Energy Corp. 507 64,653
Civitas Resources, Inc. 741 38,443
CNX Resources Corp.* 1,238 50,164
DT Midstream, Inc. 795 84,365
Expand Energy Corp. 1,690 167,242
HF Sinclair Corp. 1,328 54,355
Matador Resources Co. 950 57,010
Murphy Oil Corp. 1,161 37,698
Ovintiv, Inc. 2,162 98,198
PBF Energy, Inc., Class
a
A 815 25,664
Permian Resources Corp.,
Class
a
A 5,195 81,354
Range Resources Corp. 1,982 70,837
Viper Energy, Inc., Class
a
A 831 44,965
997,220
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. 512 60,518
Passenger Airlines — 0.2%
American Airlines Group, Inc.* 5,376 78,059
Personal Care Products — 0.4%
BellRing Brands, Inc.* 1,058 83,011
Coty, Inc., Class
a
A* 2,984 22,052
elf Beauty, Inc.* 462 59,838
164,901
Pharmaceuticals — 0.2%
Jazz Pharmaceuticals plc* 506 61,525
Perrigo Co. plc 1,117 31,879
93,404
Professional Services — 1.4%
CACI International, Inc.,
Class
a
A* 183 84,158
Concentrix Corp. 385 17,306
ExlService Holdings, Inc.* 1,321 61,241
Exponent, Inc. 415 40,965
FTI Consulting, Inc.* 289 58,528
Genpact Ltd. 1,342 61,947
Insperity, Inc. 292 23,024
KBR, Inc. 1,089 66,244
ManpowerGroup, Inc. 388 24,975
Maximus, Inc. 493 36,728
Investments
Shares Value
Common Stocks (continued)
Parsons Corp.* 382 $ 36,638
Paylocity Holding Corp.* 355 73,677
Science Applications
International Corp. 419 52,061
637,492
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.* 389 109,153
Residential REITs — 0.5%
American Homes 4 Rent,
Class
a
A, REIT 2,576 98,635
Equity LifeStyle Properties, Inc.,
REIT 1,527 108,921
Independence Realty Trust,
Inc., REIT 1,840 40,186
247,742
Retail REITs — 0.5%
Agree Realty Corp., REIT 822 63,129
Brixmor Property Group, Inc.,
REIT 2,467 74,183
Kite Realty Group Trust, REIT 1,798 49,571
NNN REIT, Inc., REIT 1,504 66,146
253,029
Semiconductors & Semiconductor Equipment — 1.2%
Allegro MicroSystems, Inc.* 1,272 27,640
Amkor Technology, Inc. 928 24,536
Cirrus Logic, Inc.* 437 45,645
Lattice Semiconductor Corp.* 1,128 64,014
MACOM Technology Solutions
Holdings, Inc.* 473 62,824
MKS Instruments, Inc. 551 62,616
Onto Innovation, Inc.* 404 66,329
Power Integrations, Inc. 465 30,462
Rambus, Inc.* 880 50,873
Silicon Laboratories, Inc.* 264 29,212
Synaptics, Inc.* 323 25,917
Universal Display Corp. 361 59,392
549,460
Software — 1.8%
Altair Engineering, Inc., Class
a
A* 487 51,432
Appfolio, Inc., Class
a
A* 188 47,705
Aspen Technology, Inc.* 217 54,250
Blackbaud, Inc.* 327 27,448
Commvault Systems, Inc.* 358 61,429
DocuSign, Inc., Class
a
A* 1,676 133,561
Dolby Laboratories, Inc.,
Class
a
A 489 38,299
Dropbox, Inc., Class
a
A* 1,942 53,716
Dynatrace, Inc.* 2,439 137,047
Manhattan Associates, Inc.* 501 143,005
Qualys, Inc.* 301 46,234
Teradata Corp.* 787 24,318
818,444
Specialized REITs — 0.9%
CubeSmart, REIT 1,844 91,389

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
125
UMDD
::
Investments
Shares Value
Common Stocks (continued)
EPR Properties, REIT 620 $ 28,130
Gaming and Leisure Properties,
Inc., REIT 2,246 115,916
Lamar Advertising Co., Class
a
A,
REIT 719 96,360
National Storage Affiliates Trust,
REIT 572 25,797
PotlatchDeltic Corp., REIT 588 26,366
Rayonier, Inc., REIT 1,098 34,993
418,951
Specialty Retail — 2.4%
Abercrombie & Fitch Co.,
Class
a
A* 418 62,570
AutoNation, Inc.* 214 38,282
Burlington Stores, Inc.* 517 145,732
Chewy, Inc., Class
a
A* 1,158 38,689
Dick's Sporting Goods, Inc. 474 98,232
Five Below, Inc.* 451 41,808
Floor & Decor Holdings, Inc.,
Class
a
A* 877 98,408
GameStop Corp., Class
a
A* 3,175 92,234
Gap, Inc. (The) 1,812 43,941
Lithia Motors, Inc., Class
a
A 219 84,731
Murphy USA, Inc. 153 83,813
Penske Automotive Group, Inc. 153 25,481
RH* 122 46,987
Valvoline, Inc.* 1,055 41,894
Williams-Sonoma, Inc. 1,052 180,965
1,123,767
Technology Hardware, Storage & Peripherals — 0.3%
Pure Storage, Inc., Class
a
A* 2,529 134,012
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.* 964 22,567
Carter's, Inc. 296 16,153
Columbia Sportswear Co. 268 23,380
Crocs, Inc.* 486 51,322
PVH Corp. 457 49,525
Skechers USA, Inc., Class
a
A* 1,085 69,245
Under Armour, Inc., Class
a
A* 1,546 15,012
Under Armour, Inc., Class
a
C* 1,060 9,296
256,500
Trading Companies & Distributors — 1.0%
Applied Industrial Technologies,
Inc. 314 86,262
Core & Main, Inc., Class
a
A* 1,579 76,660
GATX Corp. 291 47,771
MSC Industrial Direct Co., Inc.,
Class
a
A 368 31,604
Watsco, Inc. 285 157,206
WESCO International, Inc. 366 77,435
476,938
Water Utilities — 0.2%
Essential Utilities, Inc. 2,061 82,502
Total Common Stocks
(Cost $21,799,964)
25,741,000
Investments
Shares Value
Securities Lending Reinvestments (b) — 0 .0% (c)
Investment Companies — 0 .0% (c)
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (d)
(Cost $22,601) 22,601 $ 22,601
Principal
Amount
Short-Term Investments — 22 .6%
Repurchase Agreements (e) — 5 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $2,502,444
(Cost $2,501,514) $ 2,501,514
2,501,514
U.S. Treasury Obligations (f) — 17 .2%
U.S. Treasury Bills
5.03%, 12/10/2024 (g) 7,000,000 6,992,969
4.68%, 12/19/2024 (g) 1,000,000 997,853
Total U.S. Treasury Obligations
(Cost $7,989,011) 7,990,822
Total Short-Term Investments
(Cost $10,490,525) 10,492,336
Total Investments — 78.1%
(Cost $32,313,090) 36,255,937
Other assets less liabilities — 21.9% 10,152,063
Net Assets — 100.0% $ 46,408,000
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November
30, 2024 was $33,967, collateralized in the form of cash with a value of $22,601 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $11,727 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.00%, and maturity dates ranging from February
11, 2025 – August 15, 2051. The total value of collateral is
$34,328.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $22,601.
(c) Represents less than 0.05% of net assets.
(d) Rate shown is the 7-day yield as of November 30, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(f) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,906,978.
(g) The rate shown was the current yield as of November 30, 2024.
Abbreviations
REIT Real Estate Investment Trust

See accompanying notes to the financial statements.
ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
126
UMDD
::
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 13,603,306
Aggregate gross unrealized depreciation (1,074,617)
Net unrealized appreciation $ 12,528,689
Federal income tax cost $ 32,774,997
Futures Contracts Purchased
UltraPro MidCap400 had the following open long futures contracts as of November 30, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P Midcap 400 E-Mini Index 12 12/20/2024 U.S. Dollar $ 4,053,360 $ 374,095
Swap Agreements
a
UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
18,934,763 12/8/2025
Bank of
America NA 5.23% S&P MidCap 400
®
662,663 (611,199) — 51,464
27,575,747 4/7/2026
BNP Paribas
SA 5.13% S&P MidCap 400
®
1,178,084 (1,178,084) — —
20,186,981 3/6/2025 Citibank NA 5.08% S&P MidCap 400
®
3,070,118 (3,070,118) — —
9,225,070 11/6/2026
Goldman Sachs
International 5.23% S&P MidCap 400
®
211,551 (211,551) — —
11,074,732 1/26/2026
Morgan
Stanley & Co.
International plc 5.43% S&P MidCap 400
®
889,671 (882,721) (6,950) —
10,687,622 3/6/2026
Societe
Generale 5.50% S&P MidCap 400
®
790,716 (733,796) — 56,920
11,747,968 1/26/2026 UBS AG 5.38% S&P MidCap 400
®
1,870,851 (1,870,851) — —
109,432,883 8,673,654
Total Unrealized
Appreciation
8,673,654
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
127
TQQQ
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 35 .7%
Automobiles — 1.4%
Tesla, Inc.* 1,063,675 $ 367,138,063
Beverages — 0.8%
Coca-Cola Europacific Partners
plc 260,920 20,242,173
Keurig Dr Pepper, Inc. 770,678 25,162,637
Monster Beverage Corp.* 556,598 30,685,248
PepsiCo, Inc. 780,734 127,610,972
203,701,030
Biotechnology — 1.1%
Amgen, Inc. 305,412 86,391,893
Biogen, Inc.* 82,609 13,269,484
Gilead Sciences, Inc. 707,619 65,511,367
Moderna, Inc.* 218,434 9,405,768
Regeneron Pharmaceuticals,
Inc.* 61,506 46,143,031
Vertex Pharmaceuticals, Inc.* 146,702 68,675,607
289,397,150
Broadline Retail — 2.3%
Amazon.com, Inc.* 2,309,146 480,048,362
MercadoLibre, Inc.* 28,957 57,484,568
PDD Holdings, Inc., ADR* 379,718 36,665,570
574,198,500
Chemicals — 0.5%
Linde plc 271,471 125,145,416
Commercial Services & Supplies — 0.3%
Cintas Corp. 229,232 51,758,293
Copart, Inc.* 546,904 34,668,245
86,426,538
Communications Equipment — 0.5%
Cisco Systems, Inc. 2,289,754 135,576,334
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp. 251,797 244,716,468
Electric Utilities — 0.5%
American Electric Power Co.,
Inc. 302,356 30,193,270
Constellation Energy Corp. 177,495 45,538,117
Exelon Corp. 568,569 22,492,590
Xcel Energy, Inc. 316,811 22,987,806
121,211,783
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp. 75,773 13,330,744
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class
a
A 564,968 24,830,344
Entertainment — 1.1%
Electronic Arts, Inc. 150,191 24,581,761
Investments
Shares Value
Common Stocks (a) (continued)
Netflix, Inc.* 243,993 $ 216,375,432
Take-Two Interactive Software,
Inc.* 99,722 18,785,630
Warner Bros Discovery, Inc.* 1,393,580 14,604,719
274,347,542
Financial Services — 0.2%
PayPal Holdings, Inc.* 581,148 50,426,212
Food Products — 0.3%
Kraft Heinz Co. (The) 687,286 21,972,534
Mondelez International, Inc.,
Class
a
A 759,117 49,304,649
71,277,183
Ground Transportation — 0.3%
CSX Corp. 1,101,849 40,272,581
Old Dominion Freight Line, Inc. 121,698 27,399,088
67,671,669
Health Care Equipment & Supplies — 0.7%
Dexcom, Inc.* 227,671 17,756,061
GE HealthCare Technologies,
Inc. 259,671 21,609,821
IDEXX Laboratories, Inc.* 46,843 19,756,035
Intuitive Surgical, Inc.* 202,069 109,521,398
168,643,315
Hotels, Restaurants & Leisure — 1.1%
Airbnb, Inc., Class
a
A* 250,061 34,035,803
Booking Holdings, Inc. 19,041 99,050,901
DoorDash, Inc., Class
a
A* 218,562 39,446,070
Marriott International, Inc.,
Class
a
A 160,123 46,289,958
Starbucks Corp. 644,196 66,004,322
284,827,054
Industrial Conglomerates — 0.3%
Honeywell International, Inc. 369,119 85,978,889
Interactive Media & Services — 3.4%
Alphabet, Inc., Class
a
A 1,289,199 217,810,171
Alphabet, Inc., Class
a
C 1,229,060 209,542,439
Meta Platforms, Inc., Class
a
A 764,368 438,991,830
866,344,440
IT Services — 0.1%
Cognizant Technology Solutions
Corp., Class
a
A 281,747 22,677,816
MongoDB, Inc., Class
a
A* 42,160 13,596,178
36,273,994
Life Sciences Tools & Services — 0.1%
Illumina, Inc.* 90,530 13,049,899
Machinery — 0.1%
PACCAR, Inc. 297,870 34,850,790

See accompanying notes to the financial statements.
ULTRAPRO QQQ :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
128
TQQQ
::
Investments
Shares Value
Common Stocks (a) (continued)
Media — 0.6%
Charter Communications, Inc.,
Class
a
A* 81,124 $ 32,203,389
Comcast Corp., Class
a
A 2,195,591 94,827,575
Trade Desk, Inc. (The), Class
a
A* 254,380 32,700,549
159,731,513
Oil, Gas & Consumable Fuels — 0.1%
Diamondback Energy, Inc. 167,482 29,743,128
Pharmaceuticals — 0.1%
AstraZeneca plc, ADR 331,181 22,394,459
Professional Services — 0.5%
Automatic Data Processing, Inc. 232,036 71,218,810
Paychex, Inc. 204,566 29,921,869
Verisk Analytics, Inc., Class
a
A 80,863 23,790,703
124,931,382
Real Estate Management & Development — 0.1%
CoStar Group, Inc.* 232,636 18,922,612
Semiconductors & Semiconductor Equipment — 8.1%
Advanced Micro Devices, Inc.* 919,600 126,146,130
Analog Devices, Inc. 282,409 61,579,282
Applied Materials, Inc. 468,363 81,827,700
ARM Holdings plc, ADR*(b) 71,045 9,540,633
ASML Holding NV (Registered),
ADR 53,688 36,862,718
Broadcom, Inc. 2,633,769 426,881,280
GLOBALFOUNDRIES, Inc.* 313,386 13,553,945
Intel Corp. 2,430,298 58,448,667
KLA Corp. 76,390 49,426,622
Lam Research Corp. 738,677 54,573,457
Marvell Technology, Inc. 492,272 45,628,692
Microchip Technology, Inc. 304,613 20,765,468
Micron Technology, Inc. 630,202 61,728,286
NVIDIA Corp. 5,396,642 746,085,756
NXP Semiconductors NV 144,579 33,162,085
ON Semiconductor Corp.* 243,601 17,324,903
QUALCOMM, Inc. 633,016 100,352,026
Texas Instruments, Inc. 518,778 104,289,941
2,048,177,591
Software — 5.6%
Adobe, Inc.* 251,928 129,977,213
ANSYS, Inc.* 49,807 17,487,238
AppLovin Corp., Class
a
A* 167,721 56,480,047
Atlassian Corp., Class
a
A* 91,210 24,041,132
Autodesk, Inc.* 122,507 35,759,793
Cadence Design Systems, Inc.* 155,722 47,777,067
Crowdstrike Holdings, Inc.,
Class
a
A* 132,247 45,753,494
Datadog, Inc., Class
a
A* 176,893 27,020,406
Fortinet, Inc.* 434,612 41,309,871
Intuit, Inc. 158,743 101,870,145
Microsoft Corp. 1,635,835 692,710,689
Palo Alto Networks, Inc.* 183,923 71,329,018
Investments
Shares Value
Common Stocks (a) (continued)
Roper Technologies, Inc. 60,895 $ 34,493,364
Synopsys, Inc.* 87,168 48,682,456
Workday, Inc., Class
a
A* 121,262 30,314,287
Zscaler, Inc.* 85,934 17,753,105
1,422,759,325
Specialty Retail — 0.3%
O'Reilly Automotive, Inc.* 32,967 40,985,234
Ross Stores, Inc. 189,451 29,340,276
70,325,510
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc. 3,345,692 794,033,082
Super Micro Computer, Inc.* 332,670 10,858,349
804,891,431
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc.* 66,924 21,459,850
Trading Companies & Distributors — 0.1%
Fastenal Co. 325,071 27,162,933
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. 663,207 163,772,337
Total Common Stocks
(Cost $9,121,128,761)
9,053,635,428
Principal
Amount
Short-Term Investments — 37 .4%
Repurchase Agreements (c) — 1 .7%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$430,473,392
(Cost $430,313,461) $ 430,313,461
430,313,461
U.S. Treasury Obligations (a) — 35 .7%
U.S. Treasury Bills
4.80%, 12/3/2024 (d) 500,000,000 499,937,845
4.81%, 12/5/2024 (d) 550,000,000 549,796,500
4.49%, 12/10/2024 (d) 275,000,000 274,723,779
4.92%, 12/12/2024 (d) 234,000,000 233,705,094
4.67%, 12/17/2024 (d) 450,000,000 449,149,500
4.68%, 12/19/2024 (d) 200,000,000 199,570,656
5.25%, 12/26/2024 (d) 700,000,000 697,881,331
4.51%, 1/7/2025 (d) 300,000,000 298,660,875
4.58%, 1/9/2025 (d) 400,000,000 398,105,628
4.48%, 1/14/2025 (d) 1,175,000,000 1,168,735,252
4.56%, 1/23/2025 (d) 500,000,000 496,807,460
4.47%, 1/28/2025 (d) 75,000,000 74,469,485
4.47%, 1/30/2025 (d) 500,000,000 496,356,545
4.48%, 2/6/2025 (d) 1,000,000,000 991,942,500
4.43%, 2/11/2025 (d) 250,000,000 247,840,418
4.44%, 2/13/2025 (d) 500,000,000 495,538,890
4.52%, 2/18/2025 (d) 400,000,000 396,225,668
4.44%, 2/20/2025 (d) 600,000,000 594,163,668

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
129
TQQQ
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) (continued)
U.S. Treasury Bills (continued)
4.46%, 3/11/2025 (d) $ 500,000,000 $ 493,976,470
Total U.S. Treasury Obligations
(Cost $9,055,885,197) 9,057,587,564
Total Short-Term Investments
(Cost $9,486,198,658) 9,487,901,025
Total Investments — 73.1%
(Cost $18,607,327,419) 18,541,536,453
Other assets less liabilities — 26.9% 6,824,627,401
Net Assets — 100.0% $ 25,366,163,854
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,369,860,890.
(b) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November
30, 2024 was $5,661,398, collateralized in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% – 6.25%, and maturity dates ranging from January
15, 2025 – August 15, 2049. The total value of collateral is
$5,853,983.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(d) The rate shown was the current yield as of November 30, 2024.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 6,968,057,103
Aggregate gross unrealized depreciation (507,771,737)
Net unrealized appreciation $ 6,460,285,366
Federal income tax cost $ 18,730,176,777
Futures Contracts Purchased
UltraPro QQQ had the following open long futures contracts as of November 30, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq 100 E-Mini Index 7,451 12/20/2024 U.S. Dollar $ 3,128,451,370 $ 104,381,055
Swap Agreements
a
UltraPro QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
5,354,428,184 5/6/2025
Bank of
America NA 5.38% Nasdaq-100 Index
®
1,737,516,963 (1,737,516,963) — —
8,651,463,788 5/6/2025
Barclays
Capital 5.53% Nasdaq-100 Index
®
688,136,760 (637,827,911) — 50,308,849
6,409,779,300 11/6/2025
BNP Paribas
SA 5.48% Nasdaq-100 Index
®
790,091,444 (736,517,873) — 53,573,571
8,709,273,470 2/11/2025 Citibank NA 5.53% Nasdaq-100 Index
®
858,802,947 (828,220,662) — 30,582,285
6,419,658,435 4/7/2026
Goldman Sachs
International 5.48% Nasdaq-100 Index
®
133,597,746 (87,268,429) — 46,329,317
4,682,981,914 1/26/2026
J.P. Morgan
Securities 5.43% Nasdaq-100 Index
®
545,624,957 (545,624,957) — —
5,727,302,725 11/6/2025
Morgan
Stanley & Co.
International plc 5.43% Nasdaq-100 Index
®
691,899,849 (654,176,244) (406,250) 37,317,355
6,738,134,944 4/7/2026 Nomura 5.48% Nasdaq-100 Index
®
332,986,430 (296,119,862) — 36,866,568
4,402,619,608 12/11/2025
Societe
Generale 5.83% Nasdaq-100 Index
®
738,698,886 (731,836,882) (6,862,004) —
6,822,065,728 3/6/2026 UBS AG 5.38% Nasdaq-100 Index
®
27,188,653 — — 27,188,653
63,917,708,096 6,544,544,635
Total Unrealized
Appreciation
6,544,544,635
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.
ULTRAPRO QQQ :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
130
TQQQ
::
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
131
URTY
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 53 .7%
Aerospace & Defense — 0.8%
AAR Corp.* 3,484 $ 242,208
AeroVironment, Inc.* 2,645 514,453
AerSale Corp.* 3,393 21,376
Archer Aviation, Inc.,
Class
a
A*(b) 23,595 225,804
Astronics Corp.* 2,896 46,770
Byrna Technologies, Inc.* 1,748 33,789
Cadre Holdings, Inc. 2,632 87,882
Ducommun, Inc.* 1,372 91,924
Eve Holding, Inc.* 3,058 12,813
Intuitive Machines, Inc.*(b) 2,877 47,039
Kratos Defense & Security
Solutions, Inc.* 14,954 405,104
Leonardo DRS, Inc.* 7,441 258,724
Mercury Systems, Inc.* 5,540 227,860
Moog, Inc., Class
a
A 2,871 635,266
National Presto Industries, Inc. 523 41,694
Park Aerospace Corp. 1,878 28,752
Redwire Corp.* 2,268 31,661
Rocket Lab USA, Inc.* 35,165 959,301
Triumph Group, Inc.* 7,416 142,758
V2X, Inc.* 1,243 74,891
Virgin Galactic Holdings, Inc.*(b) 1,933 14,111
VirTra, Inc.* 1,068 8,362
4,152,542
Air Freight & Logistics — 0.1%
Air Transport Services Group,
Inc.* 5,180 113,753
Forward Air Corp.* 2,531 92,862
Hub Group, Inc., Class
a
A 6,170 318,619
Radiant Logistics, Inc.* 3,590 26,853
552,087
Automobile Components — 0.6%
Adient plc* 9,046 173,955
American Axle & Manufacturing
Holdings, Inc.* 11,620 76,808
Cooper-Standard Holdings,
Inc.* 1,707 26,356
Dana, Inc. 13,197 131,970
Dorman Products, Inc.* 2,653 371,367
Fox Factory Holding Corp.* 4,274 138,819
Gentherm, Inc.* 3,176 133,710
Goodyear Tire & Rubber Co.
(The)* 28,798 309,291
Holley, Inc.* 4,706 13,365
LCI Industries 2,507 302,871
Luminar Technologies, Inc.*(b) 2,258 20,051
Modine Manufacturing Co.* 5,221 708,960
Patrick Industries, Inc. 2,184 293,508
Phinia, Inc. 4,389 246,135
Solid Power, Inc.* 15,476 17,952
Standard Motor Products, Inc. 2,113 69,475
Stoneridge, Inc.* 2,758 18,920
Visteon Corp.* 2,758 257,514
XPEL, Inc.*(c) 2,552 111,012
3,422,039
Investments
Shares Value
Common Stocks (a) (continued)
Automobiles — 0.0%(d)
Canoo, Inc.* 6,632 $ 2,539
Livewire Group, Inc.* 1,839 11,034
Winnebago Industries, Inc. 2,859 167,366
180,939
Banks — 5.6%
1st Source Corp. 1,855 120,371
ACNB Corp. 836 39,175
Amalgamated Financial Corp. 1,809 64,455
Amerant Bancorp, Inc., Class
a
A 2,996 74,511
Ameris Bancorp 6,653 467,573
Ames National Corp. 888 15,087
Arrow Financial Corp. 1,659 54,714
Associated Banc-Corp. 16,341 436,141
Atlantic Union Bankshares
Corp. 9,039 383,525
Axos Financial, Inc.* 5,523 457,581
Banc of California, Inc. 14,047 242,030
BancFirst Corp. 2,014 254,328
Bancorp, Inc. (The)* 5,055 295,364
Bank First Corp. 991 105,908
Bank of Hawaii Corp. 3,951 312,050
Bank of Marin Bancorp 1,620 40,954
Bank of NT Butterfield & Son
Ltd. (The) 4,701 178,309
Bank7 Corp. 402 19,159
BankUnited, Inc. 7,538 317,124
Bankwell Financial Group, Inc. 652 21,614
Banner Corp. 3,469 258,753
Bar Harbor Bankshares 1,510 54,345
BayCom Corp. 1,058 30,671
BCB Bancorp, Inc. 1,509 20,024
Berkshire Hills Bancorp, Inc. 4,340 132,283
Blue Foundry Bancorp* 2,095 23,234
Bridgewater Bancshares, Inc.* 2,009 29,934
Brookline Bancorp, Inc. 8,917 112,265
Burke & Herbert Financial
Services Corp. 1,369 94,844
Business First Bancshares, Inc. 2,436 69,426
Byline Bancorp, Inc. 3,147 98,879
Cadence Bank 18,413 703,192
California BanCorp* 2,458 44,047
Camden National Corp. 1,469 69,205
Capital Bancorp, Inc. 929 26,904
Capital City Bank Group, Inc. 1,393 54,828
Capitol Federal Financial, Inc. 12,538 83,754
Carter Bankshares, Inc.* 2,305 43,057
Cathay General Bancorp 7,036 365,942
Central Pacific Financial Corp. 2,696 86,056
Chemung Financial Corp. 330 17,269
ChoiceOne Financial Services,
Inc. 842 31,558
Citizens & Northern Corp. 1,503 30,781
Citizens Financial Services, Inc. 456 32,198
City Holding Co. 1,481 194,485
Civista Bancshares, Inc. 1,549 35,441
CNB Financial Corp. 2,082 58,109
Coastal Financial Corp.* 1,134 86,808

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
132
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Colony Bankcorp, Inc. 1,674 $ 29,513
Columbia Financial, Inc.* 2,761 50,333
Community Financial System,
Inc. 5,288 366,088
Community Trust Bancorp, Inc. 1,553 91,596
Community West Bancshares 1,711 37,505
ConnectOne Bancorp, Inc. 3,663 100,733
CrossFirst Bankshares, Inc.* 4,588 79,418
Customers Bancorp, Inc.* 2,993 168,955
CVB Financial Corp. 13,391 313,617
Dime Community Bancshares,
Inc. 3,583 128,558
Eagle Bancorp, Inc. 2,985 87,640
Eastern Bankshares, Inc. 19,504 363,555
Enterprise Bancorp, Inc. 1,000 36,990
Enterprise Financial Services
Corp. 3,742 226,728
Equity Bancshares, Inc.,
Class
a
A 1,450 69,585
Esquire Financial Holdings, Inc. 714 55,471
ESSA Bancorp, Inc. 848 17,528
Farmers & Merchants Bancorp,
Inc. 1,288 43,174
Farmers National Banc Corp. 3,679 57,576
FB Financial Corp. 3,590 202,655
Fidelity D&D Bancorp, Inc. 480 25,776
Financial Institutions, Inc. 1,534 41,663
First Bancorp 16,360 338,325
First Bancorp 4,046 191,376
First Bancorp, Inc. (The) 1,083 30,941
First Bancshares, Inc. (The) 3,075 114,206
First Bank 2,131 31,517
First Busey Corp. 5,386 143,752
First Business Financial
Services, Inc. 796 39,896
First Commonwealth Financial
Corp. 10,223 192,499
First Community Bankshares,
Inc. 1,713 79,089
First Financial Bancorp 9,544 281,834
First Financial Bankshares, Inc. 13,153 548,217
First Financial Corp. 1,156 56,459
First Financial Northwest, Inc. 708 16,001
First Foundation, Inc. 6,349 50,475
First Internet Bancorp 821 34,425
First Interstate BancSystem,
Inc., Class
a
A 8,020 280,459
First Merchants Corp. 5,894 257,863
First Mid Bancshares, Inc. 2,311 97,085
First of Long Island Corp. (The) 2,162 31,284
First Western Financial, Inc.* 820 18,212
Five Star Bancorp 1,686 55,554
Flagstar Financial, Inc. 25,632 306,815
Flushing Financial Corp. 2,784 49,388
FS Bancorp, Inc. 673 32,102
Fulton Financial Corp. 18,353 396,058
FVCBankcorp, Inc.* 1,658 23,842
German American Bancorp, Inc. 2,880 129,542
Glacier Bancorp, Inc. 11,515 666,603
Great Southern Bancorp, Inc. 871 55,805
Greene County Bancorp, Inc. 708 21,537
Investments
Shares Value
Common Stocks (a) (continued)
Guaranty Bancshares, Inc. 806 $ 29,677
Hancock Whitney Corp. 8,771 520,822
Hanmi Financial Corp. 3,040 80,408
HarborOne Bancorp, Inc. 3,874 49,897
HBT Financial, Inc. 1,295 31,015
Heartland Financial USA, Inc. 4,286 289,605
Heritage Commerce Corp. 6,024 63,975
Heritage Financial Corp. 3,464 91,623
Hilltop Holdings, Inc. 4,708 149,008
Hingham Institution For Savings
(The)(b) 158 44,755
Home Bancorp, Inc. 712 36,120
Home BancShares, Inc. 19,046 604,901
HomeStreet, Inc.* 1,851 21,990
HomeTrust Bancshares, Inc. 1,489 55,227
Hope Bancorp, Inc. 11,717 159,586
Horizon Bancorp, Inc. 4,380 80,110
Independent Bank Corp. 2,015 75,824
Independent Bank Corp. 4,291 310,625
Independent Bank Group, Inc. 3,663 245,128
International Bancshares Corp. 5,465 399,655
Investar Holding Corp. 935 22,272
John Marshall Bancorp, Inc. 1,266 28,675
Kearny Financial Corp. 5,535 43,837
Lakeland Financial Corp. 2,515 184,752
LCNB Corp. 1,296 22,732
LINKBANCORP, Inc. 2,237 17,001
Live Oak Bancshares, Inc. 3,505 166,137
Mercantile Bank Corp. 1,594 79,780
Metrocity Bankshares, Inc. 1,865 64,044
Metropolitan Bank Holding
Corp.* 1,068 69,356
Mid Penn Bancorp, Inc. 1,512 48,460
Middlefield Banc Corp. 735 22,770
Midland States Bancorp, Inc. 2,078 55,794
MidWestOne Financial Group,
Inc. 1,471 48,469
MVB Financial Corp. 1,159 25,011
National Bank Holdings Corp.,
Class
a
A 3,730 178,070
National Bankshares, Inc. 582 18,682
NB Bancorp, Inc.* 3,935 79,251
NBT Bancorp, Inc. 4,652 233,158
Nicolet Bankshares, Inc. 1,344 149,722
Northeast Bank 662 65,174
Northeast Community Bancorp,
Inc. 1,245 37,537
Northfield Bancorp, Inc. 3,966 53,065
Northrim Bancorp, Inc. 538 45,768
Northwest Bancshares, Inc. 12,879 189,064
Norwood Financial Corp. 734 22,681
Oak Valley Bancorp 688 21,438
OceanFirst Financial Corp. 5,814 120,234
OFG Bancorp 4,649 211,158
Old National Bancorp 31,803 736,557
Old Second Bancorp, Inc. 4,404 81,914
Orange County Bancorp, Inc. 516 30,774
Origin Bancorp, Inc. 2,967 101,946
Orrstown Financial Services,
Inc. 1,853 73,194
Pacific Premier Bancorp, Inc. 9,685 275,054

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
133
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Park National Corp. 1,456 $ 277,164
Parke Bancorp, Inc. 1,062 25,074
Pathward Financial, Inc. 2,541 213,139
PCB Bancorp 1,102 23,682
Peapack-Gladstone Financial
Corp. 1,689 61,040
Peoples Bancorp of North
Carolina, Inc. 446 14,276
Peoples Bancorp, Inc. 3,495 122,605
Peoples Financial Services
Corp. 930 51,327
Pioneer Bancorp, Inc.* 1,177 13,865
Plumas Bancorp 555 27,806
Ponce Financial Group, Inc.* 1,954 25,265
Preferred Bank 1,254 118,290
Premier Financial Corp. 3,572 98,980
Primis Financial Corp. 2,045 25,563
Princeton Bancorp, Inc. 511 18,943
Provident Bancorp, Inc.* 1,585 18,497
Provident Financial Services,
Inc. 12,725 268,752
QCR Holdings, Inc. 1,656 152,534
RBB Bancorp 1,682 40,133
Red River Bancshares, Inc. 464 27,863
Renasant Corp. 6,220 233,996
Republic Bancorp, Inc., Class
a
A 837 63,842
S&T Bancorp, Inc. 3,851 164,784
Sandy Spring Bancorp, Inc. 4,441 167,337
Seacoast Banking Corp. of
Florida 8,538 255,798
ServisFirst Bancshares, Inc. 5,128 491,160
Shore Bancshares, Inc. 3,099 50,979
Sierra Bancorp 1,315 41,383
Simmons First National Corp.,
Class
a
A 12,544 306,826
SmartFinancial, Inc. 1,607 58,270
South Plains Financial, Inc. 1,190 46,279
Southern First Bancshares,
Inc.* 780 34,858
Southern Missouri Bancorp,
Inc. 960 63,024
Southern States Bancshares,
Inc. 842 31,339
Southside Bancshares, Inc. 2,903 101,953
SouthState Corp. 7,687 850,874
Stellar Bancorp, Inc. 4,965 153,965
Sterling Bancorp, Inc.* 2,150 10,449
Stock Yards Bancorp, Inc. 2,589 197,075
Texas Capital Bancshares, Inc.* 4,687 414,565
Third Coast Bancshares, Inc.* 1,147 40,719
Timberland Bancorp, Inc. 762 24,681
Tompkins Financial Corp. 1,287 98,211
Towne Bank 7,104 260,220
TriCo Bancshares 3,233 156,283
Triumph Financial, Inc.* 2,234 239,239
TrustCo Bank Corp. 1,876 69,862
Trustmark Corp. 6,150 240,527
UMB Financial Corp. 4,533 568,846
United Bankshares, Inc. 13,364 564,896
United Community Banks, Inc. 12,090 408,763
Unity Bancorp, Inc. 728 33,051
Investments
Shares Value
Common Stocks (a) (continued)
Univest Financial Corp. 2,924 $ 92,866
USCB Financial Holdings, Inc. 1,058 21,668
Valley National Bancorp 47,286 503,123
Veritex Holdings, Inc. 5,308 161,416
Virginia National Bankshares
Corp. 472 19,267
WaFd, Inc. 6,750 246,915
Washington Trust Bancorp, Inc. 1,712 63,584
WesBanco, Inc. 5,819 205,643
West Bancorp, Inc. 1,630 38,908
Westamerica Bancorp 2,596 148,569
WSFS Financial Corp. 5,977 358,740
30,847,116
Beverages — 0.2%
Duckhorn Portfolio, Inc. (The)* 5,370 59,070
MGP Ingredients, Inc.(b) 1,431 66,227
National Beverage Corp. 2,375 117,301
Primo Brands Corp., Class
a
A 15,958 455,122
Vita Coco Co., Inc. (The)* 3,967 140,987
838,707
Biotechnology — 4.6%
2seventy bio, Inc.* 4,940 19,711
4D Molecular Therapeutics,
Inc.* 5,090 39,906
89bio, Inc.* 8,461 76,064
Absci Corp.* 8,072 24,620
ACADIA Pharmaceuticals, Inc.* 12,095 197,390
ACELYRIN, Inc.* 7,377 33,565
Achieve Life Sciences, Inc.*(b) 3,481 15,351
Acrivon Therapeutics, Inc.* 1,193 9,043
Actinium Pharmaceuticals, Inc.* 3,040 4,378
Acumen Pharmaceuticals, Inc.* 4,240 9,625
ADC Therapeutics SA* 8,220 19,892
ADMA Biologics, Inc.* 22,761 457,724
Adverum Biotechnologies, Inc.* 2,102 13,957
Aerovate Therapeutics, Inc.* 1,364 3,587
Agenus, Inc.*(b) 2,126 7,271
Agios Pharmaceuticals, Inc.* 5,712 339,236
Akebia Therapeutics, Inc.* 21,025 43,311
Akero Therapeutics, Inc.* 6,852 219,949
Aldeyra Therapeutics, Inc.* 5,036 24,676
Alector, Inc.* 8,156 21,124
Alkermes plc* 16,564 480,687
Allogene Therapeutics, Inc.* 12,975 32,178
Altimmune, Inc.*(b) 7,179 61,524
ALX Oncology Holdings, Inc.* 3,446 5,100
Amicus Therapeutics, Inc.* 29,655 295,957
AnaptysBio, Inc.* 1,978 49,371
Anavex Life Sciences Corp.*(b) 7,584 71,745
Anika Therapeutics, Inc.* 1,329 23,550
Annexon, Inc.* 9,666 52,100
Apogee Therapeutics, Inc.* 3,830 172,924
Applied Therapeutics, Inc.* 9,717 19,725
Arbutus Biopharma Corp.* 14,766 51,090
Arcellx, Inc.* 4,367 384,602
Arcturus Therapeutics Holdings,
Inc.* 2,315 42,457
Arcus Biosciences, Inc.* 5,495 84,843

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
134
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Arcutis Biotherapeutics, Inc.* 10,737 $ 140,010
Ardelyx, Inc.* 23,487 133,171
ArriVent Biopharma, Inc.* 2,847 85,296
Arrowhead Pharmaceuticals,
Inc.* 12,066 314,078
ARS Pharmaceuticals, Inc.* 4,974 72,173
Artiva Biotherapeutics, Inc.* 1,420 18,148
Astria Therapeutics, Inc.* 4,552 47,295
Atossa Therapeutics, Inc.*(b) 12,784 16,619
Aura Biosciences, Inc.* 4,688 43,645
Aurinia Pharmaceuticals, Inc.* 13,568 120,212
Avid Bioservices, Inc.* 6,284 77,168
Avidity Biosciences, Inc.* 10,919 469,845
Avita Medical, Inc.*(b) 2,582 33,101
Beam Therapeutics, Inc.* 7,727 211,488
BioCryst Pharmaceuticals, Inc.* 20,883 156,622
Biohaven Ltd.* 7,589 349,170
Biomea Fusion, Inc.* 2,794 20,229
Black Diamond Therapeutics,
Inc.* 4,021 10,656
Bluebird Bio, Inc.*(b) 19,368 7,844
Blueprint Medicines Corp.* 6,355 612,495
Boundless Bio, Inc.* 639 1,744
Bridgebio Pharma, Inc.* 14,207 384,868
C4 Therapeutics, Inc.* 5,926 26,963
Cabaletta Bio, Inc.* 4,483 17,125
Candel Therapeutics, Inc.*(b) 2,031 9,556
Capricor Therapeutics, Inc.* 2,604 49,502
Cardiff Oncology, Inc.*(b) 3,960 10,336
CareDx, Inc.* 5,110 125,399
Cargo Therapeutics, Inc.* 3,470 63,085
Caribou Biosciences, Inc.* 8,315 18,210
Cartesian Therapeutics, Inc.* 731 13,765
Catalyst Pharmaceuticals, Inc.* 11,300 249,391
Celcuity, Inc.* 2,721 34,829
Celldex Therapeutics, Inc.* 6,529 179,156
Century Therapeutics, Inc.* 4,730 8,136
CervoMed, Inc.*(b) 545 5,886
CG oncology, Inc.* 4,793 166,557
Cibus, Inc., Class
a
A*(b) 1,560 7,582
Climb Bio, Inc.* 2,974 9,606
Cogent Biosciences, Inc.* 9,274 88,196
Coherus Biosciences, Inc.* 11,246 13,720
Compass Therapeutics, Inc.* 10,309 16,804
Corbus Pharmaceuticals
Holdings, Inc.* 1,044 18,604
Crinetics Pharmaceuticals, Inc.* 8,863 506,964
Cullinan Therapeutics, Inc.* 5,228 70,317
Cytokinetics, Inc.* 11,552 599,087
Day One Biopharmaceuticals,
Inc.* 5,245 73,063
Denali Therapeutics, Inc.* 12,563 314,075
Design Therapeutics, Inc.* 3,174 19,044
Dianthus Therapeutics, Inc.* 2,416 57,960
Disc Medicine, Inc.* 1,994 126,519
Dynavax Technologies Corp.* 13,314 171,218
Dyne Therapeutics, Inc.* 8,156 249,655
Editas Medicine, Inc.* 8,377 18,764
Elevation Oncology, Inc.* 5,273 3,354
Enanta Pharmaceuticals, Inc.* 2,031 17,467
Investments
Shares Value
Common Stocks (a) (continued)
Entrada Therapeutics, Inc.* 2,495 $ 49,626
Erasca, Inc.* 17,940 51,308
Fate Therapeutics, Inc.* 10,119 32,077
Fennec Pharmaceuticals, Inc.* 2,369 14,356
Fibrobiologics, Inc.*(b) 2,809 7,360
Foghorn Therapeutics, Inc.* 2,552 20,390
Galectin Therapeutics, Inc.*(b) 2,059 5,950
Generation Bio Co.* 5,001 7,602
Geron Corp.* 58,817 242,326
Greenwich Lifesciences, Inc.*(b) 603 8,593
Gyre Therapeutics, Inc.* 705 8,820
Halozyme Therapeutics, Inc.* 12,609 607,754
Heron Therapeutics, Inc.*(b) 11,866 14,121
HilleVax, Inc.*(b) 3,187 6,151
Humacyte, Inc.* 8,885 40,160
Ideaya Biosciences, Inc.* 8,399 229,797
IGM Biosciences, Inc.* 1,533 15,391
ImmunityBio, Inc.*(b) 14,630 73,735
Immunome, Inc.* 5,195 70,392
Immunovant, Inc.* 5,866 165,421
Inhibrx Biosciences, Inc.* 1,172 17,885
Inmune Bio, Inc.* 1,368 6,908
Inovio Pharmaceuticals, Inc.* 2,626 11,344
Inozyme Pharma, Inc.* 5,226 14,162
Insmed, Inc.* 15,884 1,193,841
Intellia Therapeutics, Inc.* 9,737 152,092
Invivyd, Inc.* 8,016 5,600
Iovance Biotherapeutics, Inc.* 25,590 238,499
Ironwood Pharmaceuticals,
Inc., Class
a
A* 14,299 50,332
iTeos Therapeutics, Inc.* 2,689 22,991
Janux Therapeutics, Inc.* 2,834 128,125
Jasper Therapeutics, Inc.
(Registered)* 1,144 26,095
KalVista Pharmaceuticals, Inc.* 3,899 39,224
Keros Therapeutics, Inc.* 2,978 171,950
Kiniksa Pharmaceuticals
International plc, Class
a
A* 3,771 83,264
Kodiak Sciences, Inc.* 3,298 21,998
Korro Bio, Inc.* 617 32,121
Krystal Biotech, Inc.* 2,507 494,932
Kura Oncology, Inc.* 7,329 80,912
Kymera Therapeutics, Inc.* 4,496 210,638
Kyverna Therapeutics, Inc.* 1,702 9,821
Larimar Therapeutics, Inc.* 4,252 26,915
LENZ Therapeutics, Inc. 1,270 45,212
Lexeo Therapeutics, Inc.* 2,382 19,604
Lexicon Pharmaceuticals,
Inc.*(b) 11,605 9,327
Lineage Cell Therapeutics, Inc.* 14,931 8,539
Lyell Immunopharma, Inc.* 16,242 15,350
MacroGenics, Inc.* 6,213 22,305
Madrigal Pharmaceuticals, Inc.* 1,773 581,881
MannKind Corp.* 26,800 181,704
MeiraGTx Holdings plc* 3,921 26,545
Mersana Therapeutics, Inc.* 11,466 26,142
Metagenomi, Inc.* 639 1,323
MiMedx Group, Inc.* 11,983 110,843
Mineralys Therapeutics, Inc.* 2,886 36,854
Mirum Pharmaceuticals, Inc.* 3,964 183,216

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
135
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Monte Rosa Therapeutics, Inc.* 4,174 $ 43,243
Myriad Genetics, Inc.* 9,038 147,048
Neurogene, Inc.* 1,041 26,473
Nkarta, Inc.* 5,349 15,352
Novavax, Inc.*(b) 14,277 124,495
Nurix Therapeutics, Inc.* 6,452 142,654
Nuvalent, Inc., Class
a
A* 3,501 338,477
Ocugen, Inc.* 25,862 25,399
Olema Pharmaceuticals, Inc.* 4,036 40,844
Organogenesis Holdings, Inc.,
Class
a
A* 7,296 28,236
ORIC Pharmaceuticals, Inc.* 6,222 61,598
Outlook Therapeutics, Inc.*(b) 1,530 3,136
Ovid therapeutics, Inc.* 5,953 6,786
PepGen, Inc.* 1,571 7,934
Perspective Therapeutics, Inc.* 5,464 23,768
Poseida Therapeutics, Inc.,
Class
a
A* 6,940 64,611
Praxis Precision Medicines,
Inc.* 1,743 139,736
Precigen, Inc.* 12,795 11,926
Prelude Therapeutics, Inc.* 1,333 1,400
Prime Medicine, Inc.*(b) 5,733 18,862
ProKidney Corp., Class
a
A*(b) 10,500 21,000
Protagonist Therapeutics, Inc.* 5,906 258,683
Prothena Corp. plc* 4,297 69,654
PTC Therapeutics, Inc.* 7,697 337,744
Puma Biotechnology, Inc.* 4,184 14,184
Pyxis Oncology, Inc.* 4,937 9,923
Q32 Bio, Inc.*(b) 610 16,415
RAPT Therapeutics, Inc.* 3,033 3,822
Recursion Pharmaceuticals,
Inc., Class
a
A*(b) 25,148 177,796
REGENXBIO, Inc.* 4,653 46,158
Regulus Therapeutics, Inc.* 6,384 10,278
Relay Therapeutics, Inc.* 10,053 47,249
Renovaro, Inc.*(b) 5,060 3,827
Replimune Group, Inc.* 6,153 86,634
REVOLUTION Medicines, Inc.* 15,400 890,890
Rhythm Pharmaceuticals, Inc.* 5,533 343,267
Rigel Pharmaceuticals, Inc.* 1,760 48,594
Rocket Pharmaceuticals, Inc.* 6,645 95,622
Sage Therapeutics, Inc.* 5,521 30,200
Sana Biotechnology, Inc.* 13,362 37,146
Savara, Inc.* 11,662 39,184
Scholar Rock Holding Corp.* 6,923 276,228
Sera Prognostics, Inc., Class
a
A* 2,789 18,798
Shattuck Labs, Inc.* 3,955 4,350
Skye Bioscience, Inc.* 1,741 7,817
Soleno Therapeutics, Inc.* 2,337 123,183
Solid Biosciences, Inc.* 2,307 13,150
SpringWorks Therapeutics, Inc.* 6,948 288,203
Spyre Therapeutics, Inc.* 3,499 99,477
Stoke Therapeutics, Inc.* 3,595 43,535
Summit Therapeutics, Inc.* 8,847 163,316
Sutro Biopharma, Inc.* 8,275 21,929
Syndax Pharmaceuticals, Inc.* 8,305 138,860
Tango Therapeutics, Inc.* 4,823 19,003
Taysha Gene Therapies, Inc.* 17,409 56,405
Tenaya Therapeutics, Inc.*(b) 5,575 19,903
Investments
Shares Value
Common Stocks (a) (continued)
Tevogen Bio Holdings, Inc.*(b) 2,269 $ 2,972
TG Therapeutics, Inc.* 14,110 491,028
Tourmaline Bio, Inc.* 2,333 60,751
Travere Therapeutics, Inc.* 7,447 140,078
TScan Therapeutics, Inc.* 3,882 18,517
Twist Bioscience Corp.* 5,814 285,933
Tyra Biosciences, Inc.* 2,053 32,191
UroGen Pharma Ltd.*(b) 3,823 48,552
Vanda Pharmaceuticals, Inc.* 5,761 29,669
Vaxcyte, Inc.* 12,069 1,138,589
Vera Therapeutics, Inc.,
Class
a
A* 3,938 195,915
Veracyte, Inc.* 7,767 333,593
Verastem, Inc.* 3,921 20,938
Vericel Corp.* 4,898 284,770
Verve Therapeutics, Inc.* 7,180 40,280
Vir Biotechnology, Inc.* 9,050 72,038
Viridian Therapeutics, Inc.* 6,324 136,282
Voyager Therapeutics, Inc.* 4,649 31,892
Werewolf Therapeutics, Inc.* 3,082 6,164
X4 Pharmaceuticals, Inc.* 16,985 6,675
XBiotech, Inc.* 2,015 15,334
Xencor, Inc.* 6,006 153,754
XOMA Royalty Corp.* 811 27,128
Y-mAbs Therapeutics, Inc.* 3,717 44,307
Zentalis Pharmaceuticals, Inc.* 5,776 20,851
Zura Bio Ltd., Class
a
A* 4,488 13,688
Zymeworks, Inc.* 5,647 79,566
24,959,689
Broadline Retail — 0.0%(d)
1stdibs.com, Inc.* 2,572 10,005
ContextLogic, Inc., Class
a
A* 1 7
Groupon, Inc., Class
a
A*(b) 2,354 22,081
Qurate Retail, Inc., Class
a
B* 101 307
Savers Value Village, Inc.* 2,365 22,113
54,513
Building Products — 0.8%
American Woodmark Corp.* 1,575 142,979
Apogee Enterprises, Inc. 2,208 185,936
AZZ, Inc. 2,967 276,346
Caesarstone Ltd.* 2,092 9,184
CSW Industrials, Inc. 1,675 707,503
Gibraltar Industries, Inc.* 3,092 223,984
Griffon Corp. 3,801 320,424
Insteel Industries, Inc. 1,892 55,776
Janus International Group, Inc.* 14,339 107,256
JELD-WEN Holding, Inc.* 8,683 94,558
Masterbrand, Inc.* 12,805 221,527
Quanex Building Products
Corp. 4,476 133,206
Resideo Technologies, Inc.* 14,762 401,231
Tecnoglass, Inc. 2,271 184,065
UFP Industries, Inc. 6,117 831,300
Zurn Elkay Water Solutions
Corp. 14,560 579,779
4,475,054

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
136
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Capital Markets — 1.0%
AlTi Global, Inc.* 3,409 $ 16,193
Artisan Partners Asset
Management, Inc., Class
a
A 6,367 310,646
B Riley Financial, Inc.(b) 2,063 12,079
BGC Group, Inc., Class
a
A 36,822 358,646
Brightsphere Investment Group,
Inc. 2,793 87,086
Cohen & Steers, Inc. 2,780 290,955
Diamond Hill Investment Group,
Inc. 267 44,148
DigitalBridge Group, Inc. 16,066 210,465
Donnelley Financial Solutions,
Inc.* 2,608 157,132
Forge Global Holdings, Inc.* 11,597 12,641
GCM Grosvenor, Inc., Class
a
A 4,306 53,437
Hamilton Lane, Inc., Class
a
A 3,882 746,897
MarketWise, Inc. 3,896 2,026
Moelis & Co., Class
a
A 7,143 549,868
Open Lending Corp.* 10,327 65,886
P10, Inc., Class
a
A 4,121 58,106
Patria Investments Ltd., Class
a
A 5,559 66,486
Perella Weinberg Partners,
Class
a
A 5,313 136,385
Piper Sandler Cos. 1,754 601,604
PJT Partners, Inc., Class
a
A 2,386 399,321
Silvercrest Asset Management
Group, Inc., Class
a
A 962 17,643
StepStone Group, Inc., Class
a
A 6,283 413,987
StoneX Group, Inc.* 2,769 287,311
Value Line, Inc. 81 4,217
Victory Capital Holdings, Inc.,
Class
a
A 4,158 288,898
Virtus Investment Partners, Inc. 683 168,680
WisdomTree, Inc. 14,102 168,519
5,529,262
Chemicals — 1.0%
AdvanSix, Inc. 2,582 83,838
American Vanguard Corp. 2,549 15,320
Arcadium Lithium plc* 109,527 575,017
Arq, Inc.* 2,499 19,267
ASP Isotopes, Inc.* 5,102 28,316
Aspen Aerogels, Inc.* 5,888 87,142
Avient Corp. 9,129 467,861
Balchem Corp. 3,268 589,939
Cabot Corp. 5,479 600,608
Core Molding Technologies,
Inc.* 764 12,637
Ecovyst, Inc.* 11,761 93,500
Hawkins, Inc. 1,955 262,967
HB Fuller Co. 5,535 425,586
Ingevity Corp.* 3,681 178,786
Innospec, Inc. 2,519 298,779
Intrepid Potash, Inc.* 1,104 29,929
Koppers Holdings, Inc. 2,067 79,497
Kronos Worldwide, Inc. 2,200 24,882
LSB Industries, Inc.* 5,389 47,585
Mativ Holdings, Inc. 5,456 71,746
Investments
Shares Value
Common Stocks (a) (continued)
Minerals Technologies, Inc. 3,247 $ 264,858
Northern Technologies
International Corp. 795 11,066
Orion SA 5,819 107,186
Perimeter Solutions, Inc.* 13,526 173,133
PureCycle Technologies, Inc.*(b) 12,459 165,642
Quaker Chemical Corp. 1,414 222,988
Rayonier Advanced Materials,
Inc.* 6,470 57,001
Sensient Technologies Corp. 4,259 330,669
Stepan Co. 2,159 166,027
Tronox Holdings plc 12,006 145,273
Valhi, Inc. 244 6,246
5,643,291
Commercial Services & Supplies — 1.0%
ABM Industries, Inc. 6,390 365,316
ACCO Brands Corp. 9,449 54,993
ACV Auctions, Inc., Class
a
A* 14,956 338,305
Aris Water Solutions, Inc.,
Class
a
A 2,709 72,872
Bridger Aerospace Group
Holdings, Inc.* 990 2,723
BrightView Holdings, Inc.* 5,878 100,514
Brink's Co. (The) 4,542 439,257
Casella Waste Systems, Inc.,
Class
a
A* 6,240 706,430
CECO Environmental Corp.* 2,956 94,740
Cimpress plc* 1,747 140,284
CompX International, Inc. 154 4,252
CoreCivic, Inc.* 11,149 248,957
Deluxe Corp. 4,472 103,616
Driven Brands Holdings, Inc.* 6,056 102,044
Ennis, Inc. 2,570 54,818
Enviri Corp.* 8,010 59,274
GEO Group, Inc. (The)* 12,559 358,057
Healthcare Services Group,
Inc.* 7,439 91,797
HNI Corp. 4,748 268,974
Interface, Inc., Class
a
A 5,799 153,964
LanzaTech Global, Inc.*(b) 11,299 14,011
Liquidity Services, Inc.* 2,169 55,461
Matthews International Corp.,
Class
a
A 3,004 90,601
MillerKnoll, Inc. 7,050 177,237
Montrose Environmental Group,
Inc.* 3,214 60,488
NL Industries, Inc. 850 6,758
OPENLANE, Inc.* 10,853 219,231
Perma-Fix Environmental
Services, Inc.* 1,469 20,977
Pitney Bowes, Inc. 16,230 130,814
Quad/Graphics, Inc. 3,127 22,577
Quest Resource Holding Corp.* 1,743 12,741
Steelcase, Inc., Class
a
A 9,354 125,998
UniFirst Corp. 1,521 305,523
Viad Corp.* 2,067 92,436
Virco Mfg. Corp. 1,114 18,292
VSE Corp. 1,605 188,202
5,302,534

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
137
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Communications Equipment — 0.3%
ADTRAN Holdings, Inc.* 7,959 $ 67,652
Applied Optoelectronics, Inc.* 3,739 154,122
Aviat Networks, Inc.* 1,150 18,204
Calix, Inc.* 5,942 193,293
Clearfield, Inc.* 1,220 37,332
CommScope Holding Co., Inc.* 21,334 101,763
Digi International, Inc.* 3,610 119,924
Extreme Networks, Inc.* 12,696 210,754
Harmonic, Inc.* 11,164 143,122
Infinera Corp.* 20,458 135,227
NETGEAR, Inc.* 2,856 70,258
NetScout Systems, Inc.* 6,993 153,007
Ribbon Communications, Inc.* 9,253 36,179
Viasat, Inc.* 12,504 116,662
Viavi Solutions, Inc.* 22,255 221,215
1,778,714
Construction & Engineering — 1.0%
Ameresco, Inc., Class
a
A* 3,256 91,722
Arcosa, Inc. 4,905 532,879
Argan, Inc. 1,252 195,237
Bowman Consulting Group
Ltd., Class
a
A* 1,348 36,922
Centuri Holdings, Inc.*(b) 1,383 27,397
Concrete Pumping Holdings,
Inc.* 2,405 16,643
Construction Partners, Inc.,
Class
a
A* 4,339 440,886
Dycom Industries, Inc.* 2,871 520,110
Fluor Corp.* 17,258 968,692
Granite Construction, Inc. 4,451 442,296
Great Lakes Dredge & Dock
Corp.* 6,665 84,179
IES Holdings, Inc.* 831 257,489
Limbach Holdings, Inc.* 1,033 102,773
Matrix Service Co.* 2,672 35,431
MYR Group, Inc.* 1,656 261,482
Northwest Pipe Co.* 979 54,888
Orion Group Holdings, Inc.* 3,146 27,433
Primoris Services Corp. 5,403 452,285
Southland Holdings, Inc.* 1,018 3,339
Sterling Infrastructure, Inc.* 3,056 594,239
Tutor Perini Corp.* 4,374 118,885
5,265,207
Construction Materials — 0.3%
Knife River Corp.* 5,742 594,297
Smith-Midland Corp.*(b) 454 22,291
Summit Materials, Inc., Class
a
A* 12,239 623,455
United States Lime & Minerals,
Inc. 1,064 162,792
1,402,835
Consumer Finance — 0.5%
Atlanticus Holdings Corp.* 557 32,451
Bread Financial Holdings, Inc. 5,026 295,679
Consumer Portfolio Services,
Inc.* 858 8,889
Investments
Shares Value
Common Stocks (a) (continued)
Dave, Inc.* 790 $ 77,957
Encore Capital Group, Inc.* 2,368 116,470
Enova International, Inc.* 2,576 271,794
FirstCash Holdings, Inc. 3,893 423,792
Green Dot Corp., Class
a
A* 5,374 55,191
LendingClub Corp.* 11,044 183,772
LendingTree, Inc.* 1,008 44,564
Medallion Financial Corp. 1,893 17,832
Moneylion, Inc.* 859 78,770
Navient Corp. 7,984 124,391
Nelnet, Inc., Class
a
A 1,437 156,518
NerdWallet, Inc., Class
a
A* 3,993 55,902
OppFi, Inc. 1,885 15,382
PRA Group, Inc.* 3,918 83,062
PROG Holdings, Inc. 4,200 204,372
Regional Management Corp. 842 25,706
Upstart Holdings, Inc.* 7,785 613,380
World Acceptance Corp.* 348 42,080
2,927,954
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) 3,300 157,542
Chefs' Warehouse, Inc. (The)* 3,538 158,184
HF Foods Group, Inc.* 4,026 15,198
Ingles Markets, Inc., Class
a
A 1,465 108,264
Natural Grocers by Vitamin
Cottage, Inc. 943 44,368
PriceSmart, Inc. 2,535 227,491
SpartanNash Co. 3,409 64,703
Sprouts Farmers Market, Inc.* 10,182 1,572,915
United Natural Foods, Inc.* 5,939 147,465
Village Super Market, Inc.,
Class
a
A 880 28,486
Weis Markets, Inc. 1,663 121,116
2,645,732
Containers & Packaging — 0.1%
Ardagh Metal Packaging SA 14,605 53,747
Greif, Inc., Class
a
A 2,519 178,925
Greif, Inc., Class
a
B 487 36,885
Myers Industries, Inc. 3,712 43,059
O-I Glass, Inc.* 15,657 197,278
Pactiv Evergreen, Inc. 4,091 55,515
Ranpak Holdings Corp.,
Class
a
A* 4,341 33,816
TriMas Corp. 4,104 108,428
707,653
Distributors — 0.0%(d)
A-Mark Precious Metals, Inc. 1,770 53,631
GigaCloud Technology, Inc.,
Class
a
A*(b) 2,372 58,588
Weyco Group, Inc. 612 21,855
134,074
Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc.* 3,789 346,353
American Public Education,
Inc.* 1,587 32,724
Carriage Services, Inc., Class
a
A 1,381 56,000

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
138
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Chegg, Inc.* 10,035 $ 21,174
Coursera, Inc.* 13,904 110,537
European Wax Center, Inc.,
Class
a
A* 3,421 20,560
Frontdoor, Inc.* 7,933 464,874
Graham Holdings Co., Class
a
B 329 306,338
Laureate Education, Inc.* 13,557 257,583
Lincoln Educational Services
Corp.* 2,639 43,359
Mister Car Wash, Inc.* 9,464 75,712
Nerdy, Inc.* 7,359 11,627
OneSpaWorld Holdings Ltd. 10,154 192,824
Perdoceo Education Corp. 6,622 181,774
Strategic Education, Inc. 2,244 221,730
Stride, Inc.* 4,304 459,968
Udemy, Inc.* 9,664 76,925
Universal Technical Institute,
Inc.* 3,991 103,247
2,983,309
Diversified REITs — 0.3%
Alexander & Baldwin, Inc., REIT 7,357 144,786
Alpine Income Property Trust,
Inc., REIT 1,266 22,649
American Assets Trust, Inc.,
REIT 4,844 137,763
Armada Hoffler Properties, Inc.,
REIT 6,707 74,112
Broadstone Net Lease, Inc.,
REIT 19,066 333,846
CTO Realty Growth, Inc., REIT 2,234 45,596
Empire State Realty Trust, Inc.,
Class
a
A, REIT 13,548 148,486
Essential Properties Realty
Trust, Inc., REIT 17,733 604,695
Gladstone Commercial Corp.,
REIT 4,051 71,338
Global Net Lease, Inc., REIT 20,295 150,386
NexPoint Diversified Real
Estate Trust, REIT 3,335 19,310
One Liberty Properties, Inc.,
REIT 1,604 48,232
1,801,199
Diversified Telecommunication Services — 0.4%
Anterix, Inc.* 1,031 35,776
AST SpaceMobile, Inc.,
Class
a
A*(b) 13,539 322,363
ATN International, Inc. 1,069 21,145
Bandwidth, Inc., Class
a
A* 2,497 52,512
Cogent Communications
Holdings, Inc. 4,452 365,910
Consolidated Communications
Holdings, Inc.* 7,765 36,262
Globalstar, Inc.* 73,731 143,775
IDT Corp., Class
a
B 1,559 80,507
Liberty Latin America Ltd.,
Class
a
A* 3,246 22,592
Liberty Latin America Ltd.,
Class
a
C* 13,101 90,528
Lumen Technologies, Inc.* 102,303 750,904
Investments
Shares Value
Common Stocks (a) (continued)
Shenandoah
Telecommunications Co. 4,923 $ 65,624
1,987,898
Electric Utilities — 0.4%
ALLETE, Inc. 5,871 380,910
Genie Energy Ltd., Class
a
B 1,304 19,899
Hawaiian Electric Industries,
Inc.* 16,745 173,981
MGE Energy, Inc. 3,685 384,272
Otter Tail Corp. 4,180 337,075
Portland General Electric Co. 10,272 492,234
TXNM Energy, Inc. 9,096 446,159
2,234,530
Electrical Equipment — 0.7%
Allient, Inc. 1,471 38,202
American Superconductor
Corp.* 3,532 120,300
Amprius Technologies, Inc.*(b) 1,667 3,567
Array Technologies, Inc.* 15,435 103,569
Atkore, Inc. 3,712 350,079
Blink Charging Co.*(b) 9,725 15,463
Bloom Energy Corp., Class
a
A* 20,083 551,278
ChargePoint Holdings, Inc.*(b) 39,234 47,865
Energy Vault Holdings, Inc.*(b) 10,415 21,455
EnerSys 4,044 390,893
Enovix Corp.*(b) 15,499 143,366
Fluence Energy, Inc.* 6,153 115,738
Freyr Battery, Inc.*(b) 11,331 23,455
FuelCell Energy, Inc.*(b) 1,682 19,965
GrafTech International Ltd.* 26,164 51,281
LSI Industries, Inc. 2,828 57,804
NANO Nuclear Energy, Inc.*(b) 407 11,237
Net Power, Inc.* 2,137 27,375
NEXTracker, Inc., Class
a
A* 14,577 556,258
NuScale Power Corp.,
Class
a
A*(b) 8,004 237,319
Plug Power, Inc.*(b) 75,254 168,569
Powell Industries, Inc. 945 252,674
Preformed Line Products Co. 245 33,325
SES AI Corp.* 13,163 4,610
Shoals Technologies Group,
Inc., Class
a
A* 17,338 90,504
SolarMax Technology, Inc.*(b) 515 891
Solidion Technology, Inc.*(b) 896 365
Stem, Inc.*(b) 15,343 6,018
Sunrun, Inc.* 22,093 254,732
Thermon Group Holdings, Inc.* 3,371 106,389
TPI Composites, Inc.* 4,662 9,511
Ultralife Corp.* 1,016 7,793
Vicor Corp.* 2,304 122,596
3,944,446
Electronic Equipment, Instruments & Components — 1.6%
908 Devices, Inc.* 2,399 6,573
Advanced Energy Industries,
Inc. 3,783 435,196
Aeva Technologies, Inc.*(b) 2,303 10,594
Arlo Technologies, Inc.* 9,618 107,914

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
139
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Badger Meter, Inc. 2,970 $ 643,955
Bel Fuse, Inc., Class
a
A 176 17,012
Bel Fuse, Inc., Class
a
B 1,044 83,708
Belden, Inc. 4,098 501,595
Benchmark Electronics, Inc. 3,607 174,904
Climb Global Solutions, Inc. 424 57,075
CTS Corp. 3,042 167,036
Daktronics, Inc.* 3,741 57,612
ePlus, Inc.* 2,660 215,088
Evolv Technologies Holdings,
Inc.* 13,205 53,480
Fabrinet* 3,686 864,662
FARO Technologies, Inc.* 1,938 50,873
Insight Enterprises, Inc.* 2,819 441,033
Itron, Inc.* 4,642 550,216
Kimball Electronics, Inc.* 2,476 48,554
Knowles Corp.* 8,792 171,092
Lightwave Logic, Inc.* 12,136 34,830
Methode Electronics, Inc. 3,563 38,908
MicroVision, Inc.*(b) 20,854 18,769
Mirion Technologies, Inc.,
Class
a
A* 20,198 340,740
Napco Security Technologies,
Inc. 3,558 139,580
nLight, Inc.* 4,648 50,477
Novanta, Inc.* 3,627 605,637
OSI Systems, Inc.* 1,636 290,226
Ouster, Inc.* 4,373 43,205
PAR Technology Corp.* 3,685 299,001
PC Connection, Inc. 1,171 84,991
Plexus Corp.* 2,748 451,771
Powerfleet, Inc.* 9,549 67,225
Richardson Electronics Ltd. 1,242 17,487
Rogers Corp.* 1,898 196,595
Sanmina Corp.* 5,429 431,117
ScanSource, Inc.* 2,481 125,067
SmartRent, Inc., Class
a
A* 19,315 34,188
TTM Technologies, Inc.* 10,204 248,774
Vishay Intertechnology, Inc. 12,767 243,850
Vishay Precision Group, Inc.* 1,224 28,115
8,448,725
Energy Equipment & Services — 1.1%
Archrock, Inc. 16,868 432,158
Atlas Energy Solutions, Inc.,
Class
a
A(b) 6,866 161,832
Borr Drilling Ltd. 23,960 89,131
Bristow Group, Inc., Class
a
A* 2,483 94,900
Cactus, Inc., Class
a
A 6,622 454,666
ChampionX Corp. 19,282 596,778
Core Laboratories, Inc. 4,746 96,581
DMC Global, Inc.* 1,982 15,955
Drilling Tools International
Corp.* 1,191 4,216
Expro Group Holdings NV* 9,572 132,955
Forum Energy Technologies,
Inc.* 1,185 18,071
Geospace Technologies Corp.* 1,270 13,640
Helix Energy Solutions Group,
Inc.* 14,564 155,689
Investments
Shares Value
Common Stocks (a) (continued)
Helmerich & Payne, Inc. 9,771 $ 338,370
Innovex International, Inc.* 3,458 56,262
Kodiak Gas Services, Inc. 2,037 82,376
Liberty Energy, Inc., Class
a
A 16,319 300,270
Mammoth Energy Services,
Inc.* 2,457 8,550
Nabors Industries Ltd.* 923 67,776
Natural Gas Services Group,
Inc.* 1,084 30,092
Newpark Resources, Inc.* 8,374 70,007
Noble Corp. plc 13,955 467,074
Oceaneering International, Inc.* 10,217 306,306
Oil States International, Inc.* 6,204 34,122
Patterson-UTI Energy, Inc. 39,330 330,372
ProFrac Holding Corp.,
Class
a
A*(b) 2,245 20,362
ProPetro Holding Corp.* 8,915 74,886
Ranger Energy Services, Inc.,
Class
a
A 1,584 26,136
RPC, Inc. 8,590 55,320
SEACOR Marine Holdings, Inc.* 2,464 16,928
Seadrill Ltd.* 6,927 281,513
Select Water Solutions, Inc.,
Class
a
A 9,222 136,209
Solaris Energy Infrastructure,
Inc., Class
a
A 2,541 62,636
TETRA Technologies, Inc.* 12,690 48,856
Tidewater, Inc.* 4,930 254,980
Transocean Ltd.* 73,714 324,341
Valaris Ltd.* 6,344 293,029
5,953,345
Entertainment — 0.3%
AMC Entertainment Holdings,
Inc., Class
a
A* 34,213 169,354
Atlanta Braves Holdings, Inc.,
Class
a
A* 1,034 43,521
Atlanta Braves Holdings, Inc.,
Class
a
C* 5,071 204,615
Cinemark Holdings, Inc.* 11,155 385,071
Eventbrite, Inc., Class
a
A* 8,136 28,639
Golden Matrix Group, Inc.* 2,043 4,740
IMAX Corp.* 4,333 114,044
Lions Gate Entertainment
Corp., Class
a
A* 6,021 49,613
Lions Gate Entertainment
Corp., Class
a
B* 12,581 92,722
LiveOne, Inc.* 7,577 7,577
Madison Square Garden
Entertainment Corp., Class
a
A* 3,954 146,258
Marcus Corp. (The) 2,424 54,879
Playstudios, Inc.* 8,898 17,084
Reservoir Media, Inc.* 1,968 18,578
Sphere Entertainment Co.* 2,684 110,447
Vivid Seats, Inc., Class
a
A* 7,803 27,935
1,475,077
Equity Real Estate Investment Trusts (REITs) — 0.0%(d)
Hudson Pacific Properties, Inc. 13,824 53,222

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
140
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Financial Services — 1.4%
Acacia Research Corp.* 3,816 $ 17,363
Alerus Financial Corp. 2,270 50,031
AvidXchange Holdings, Inc.* 17,565 200,944
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 2,766 94,238
Burford Capital Ltd. 20,252 276,035
Cannae Holdings, Inc. 5,694 123,560
Cantaloupe, Inc.* 5,903 53,599
Cass Information Systems, Inc. 1,368 61,382
Compass Diversified Holdings 6,735 159,620
Enact Holdings, Inc. 2,956 104,081
Essent Group Ltd. 10,548 609,463
EVERTEC, Inc. 6,517 234,612
Federal Agricultural Mortgage
Corp., Class
a
C 924 197,246
Flywire Corp.* 12,206 277,198
HA Sustainable Infrastructure
Capital, Inc. 11,364 356,375
I3 Verticals, Inc., Class
a
A* 2,285 56,668
International Money Express,
Inc.* 3,204 67,508
Jackson Financial, Inc., Class
a
A 7,719 773,367
Marqeta, Inc., Class
a
A* 47,121 182,829
Merchants Bancorp 1,828 75,460
Mr Cooper Group, Inc.* 6,451 636,520
NCR Atleos Corp.* 7,293 239,283
NewtekOne, Inc. 2,349 34,061
NMI Holdings, Inc., Class
a
A* 7,930 317,121
Onity Group, Inc.* 651 20,096
Pagseguro Digital Ltd., Class
a
A* 19,060 139,900
Payoneer Global, Inc.* 28,626 312,310
Paysafe Ltd.* 3,257 64,748
Paysign, Inc.* 3,328 11,282
PennyMac Financial Services,
Inc. 2,702 289,465
Priority Technology Holdings,
Inc.* 1,834 17,056
Radian Group, Inc. 15,317 548,195
Remitly Global, Inc.* 14,865 305,624
Repay Holdings Corp., Class
a
A* 9,146 73,900
Sezzle, Inc.* 235 99,647
StoneCo Ltd., Class
a
A* 28,932 274,275
SWK Holdings Corp.* 332 5,282
Velocity Financial, Inc.* 910 18,619
Walker & Dunlop, Inc. 3,248 357,865
Waterstone Financial, Inc. 1,626 24,536
7,761,364
Food Products — 0.5%
Alico, Inc. 718 19,242
B&G Foods, Inc. 7,857 52,485
Beyond Meat, Inc.*(b) 6,039 30,074
BRC, Inc., Class
a
A* 5,343 16,777
Calavo Growers, Inc. 1,688 46,774
Cal-Maine Foods, Inc. 4,144 404,496
Dole plc 7,586 114,321
Forafric Global plc*(b) 556 5,688
Investments
Shares Value
Common Stocks (a) (continued)
Fresh Del Monte Produce, Inc. 3,417 $ 115,324
Hain Celestial Group, Inc. (The)* 9,066 74,976
J & J Snack Foods Corp. 1,542 267,984
John B Sanfilippo & Son, Inc. 907 78,319
Lancaster Colony Corp. 1,978 367,592
Lifeway Foods, Inc.* 454 11,100
Limoneira Co. 1,673 46,509
Mama's Creations, Inc.* 3,327 32,505
Mission Produce, Inc.* 4,393 58,427
Seneca Foods Corp., Class
a
A* 473 34,103
Simply Good Foods Co. (The)* 9,225 367,063
SunOpta, Inc.* 9,272 71,858
TreeHouse Foods, Inc.* 4,834 166,000
Utz Brands, Inc. 6,573 114,436
Vital Farms, Inc.* 3,293 109,328
Westrock Coffee Co.*(b) 3,467 27,840
WK Kellogg Co.(b) 6,631 137,925
2,771,146
Gas Utilities — 0.5%
Brookfield Infrastructure Corp.,
Class
a
A(b) 12,129 544,471
Chesapeake Utilities Corp. 2,235 294,462
New Jersey Resources Corp. 9,931 512,241
Northwest Natural Holding Co. 3,833 167,962
ONE Gas, Inc. 5,694 443,961
RGC Resources, Inc. 834 17,347
Southwest Gas Holdings, Inc. 6,156 481,153
Spire, Inc. 5,743 420,330
2,881,927
Ground Transportation — 0.3%
ArcBest Corp. 2,379 274,251
Covenant Logistics Group, Inc.,
Class
a
A 818 47,509
FTAI Infrastructure, Inc. 10,179 88,048
Heartland Express, Inc. 4,713 60,185
Hertz Global Holdings, Inc.* 12,404 61,028
Marten Transport Ltd. 5,870 102,021
PAMT Corp.* 603 11,439
Proficient Auto Logistics, Inc.* 1,529 15,932
RXO, Inc.* 13,712 413,417
Universal Logistics Holdings,
Inc. 688 35,852
Werner Enterprises, Inc. 6,235 254,887
1,364,569
Health Care Equipment & Supplies — 1.6%
Accuray, Inc.* 9,693 21,615
Alphatec Holdings, Inc.* 10,375 108,730
AngioDynamics, Inc.* 3,856 26,722
Artivion, Inc.* 4,012 118,434
AtriCure, Inc.* 4,784 172,990
Avanos Medical, Inc.* 4,588 87,906
Axogen, Inc.* 4,286 59,575
Bioventus, Inc., Class
a
A* 3,794 46,628
Cerus Corp.* 18,238 33,740
CONMED Corp. 3,118 230,857
CVRx, Inc.* 1,342 20,559
Embecta Corp. 5,859 122,043

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
141
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Fractyl Health, Inc.* 3,448 $ 8,827
Glaukos Corp.* 4,946 710,493
Haemonetics Corp.* 5,073 443,735
ICU Medical, Inc.* 2,167 355,301
Inari Medical, Inc.* 5,349 277,720
Inmode Ltd.* 8,036 156,943
Inogen, Inc.* 2,396 23,265
Integer Holdings Corp.* 3,370 473,485
Integra LifeSciences Holdings
Corp.* 6,837 168,054
iRadimed Corp. 814 43,899
iRhythm Technologies, Inc.* 3,160 274,809
Lantheus Holdings, Inc.* 6,959 621,230
LeMaitre Vascular, Inc. 2,050 219,330
LivaNova plc* 5,512 289,380
Merit Medical Systems, Inc.* 5,790 601,581
Neogen Corp.* 22,051 312,683
NeuroPace, Inc.* 1,380 14,628
Nevro Corp.* 3,655 16,813
Novocure Ltd.* 10,763 215,691
Omnicell, Inc.* 4,612 214,873
OraSure Technologies, Inc.* 7,295 27,721
Orchestra BioMed Holdings,
Inc.*(b) 2,349 13,225
Orthofix Medical, Inc.* 3,407 66,539
OrthoPediatrics Corp.* 1,655 42,997
Paragon 28, Inc.*(b) 4,762 49,096
PROCEPT BioRobotics Corp.* 4,281 409,221
Pulmonx Corp.* 3,829 24,697
Pulse Biosciences, Inc.*(b) 1,851 39,611
RxSight, Inc.* 3,628 170,081
Sanara Medtech, Inc.*(b) 404 14,681
Semler Scientific, Inc.*(b) 479 27,313
SI-BONE, Inc.* 4,114 55,786
Sight Sciences, Inc.* 3,551 14,169
STAAR Surgical Co.* 5,000 145,500
Stereotaxis, Inc.*(b) 5,541 13,243
Surmodics, Inc.* 1,393 54,954
Tactile Systems Technology,
Inc.* 2,391 46,720
Tandem Diabetes Care, Inc.* 6,545 200,473
TransMedics Group, Inc.* 3,244 281,287
Treace Medical Concepts, Inc.* 4,931 42,012
UFP Technologies, Inc.* 734 237,023
Utah Medical Products, Inc. 336 21,924
Varex Imaging Corp.* 3,919 65,369
Zimvie, Inc.* 2,730 40,295
Zynex, Inc.* 1,543 12,838
8,609,314
Health Care Providers & Services — 1.5%
Accolade, Inc.* 7,384 28,502
AdaptHealth Corp., Class
a
A* 10,289 103,199
Addus HomeCare Corp.* 1,761 216,321
agilon health, Inc.* 31,180 65,166
AirSculpt Technologies, Inc.*(b) 1,340 9,152
Alignment Healthcare, Inc.* 10,116 127,563
AMN Healthcare Services, Inc.* 3,831 99,721
Ardent Health Partners, Inc.* 1,224 19,560
Astrana Health, Inc.* 4,355 188,354
Investments
Shares Value
Common Stocks (a) (continued)
Aveanna Healthcare Holdings,
Inc.* 5,283 $ 30,694
BrightSpring Health Services,
Inc.* 5,442 105,031
Brookdale Senior Living, Inc.* 19,346 109,885
Castle Biosciences, Inc.* 2,614 79,152
Community Health Systems,
Inc.* 12,688 43,647
Concentra Group Holdings
Parent, Inc. 11,125 242,747
CorVel Corp.* 896 327,398
Cross Country Healthcare, Inc.* 3,240 34,862
DocGo, Inc.* 10,266 44,452
Enhabit, Inc.* 5,032 38,897
Ensign Group, Inc. (The) 5,610 820,238
Fulgent Genetics, Inc.* 2,054 37,588
GeneDx Holdings Corp.,
Class
a
A*(b) 1,266 99,242
Guardant Health, Inc.* 11,927 424,720
HealthEquity, Inc.* 8,556 868,776
Hims & Hers Health, Inc.* 19,181 618,012
InfuSystem Holdings, Inc.* 2,009 17,880
Innovage Holding Corp.* 1,924 9,370
Joint Corp. (The)* 1,100 12,804
LifeStance Health Group, Inc.* 14,097 106,009
ModivCare, Inc.* 1,128 21,195
Nano-X Imaging Ltd.*(b) 5,482 35,414
National HealthCare Corp. 1,263 158,128
National Research Corp. 1,548 30,434
NeoGenomics, Inc.* 12,887 228,487
OPKO Health, Inc.* 32,920 50,697
Option Care Health, Inc.* 17,341 412,716
Owens & Minor, Inc.* 7,624 102,695
PACS Group, Inc.* 3,991 63,098
Patterson Cos., Inc. 7,962 171,103
Pediatrix Medical Group, Inc.* 8,526 127,549
Pennant Group, Inc. (The)* 2,887 90,017
Performant Financial Corp.* 7,150 22,451
Privia Health Group, Inc.* 10,311 221,480
Progyny, Inc.* 8,535 132,890
Quipt Home Medical Corp.* 4,132 11,074
RadNet, Inc.* 6,682 546,320
Select Medical Holdings Corp. 10,941 230,965
Sonida Senior Living, Inc.* 355 9,251
Surgery Partners, Inc.* 7,762 185,046
Talkspace, Inc.* 12,425 42,494
US Physical Therapy, Inc. 1,512 149,325
Viemed Healthcare, Inc.* 3,466 30,050
8,001,821
Health Care REITs — 0.3%
American Healthcare REIT, Inc.,
REIT 8,320 248,019
CareTrust REIT, Inc., REIT 15,819 471,248
Community Healthcare Trust,
Inc., REIT 2,747 51,918
Diversified Healthcare Trust,
REIT 22,077 57,400
Global Medical REIT, Inc., REIT 6,141 54,593
LTC Properties, Inc., REIT 4,341 167,519

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
142
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
National Health Investors, Inc.,
REIT 4,230 $ 324,230
Sabra Health Care REIT, Inc.,
REIT 23,390 438,095
Strawberry Fields REIT, Inc.,
REIT 589 7,457
Universal Health Realty Income
Trust, REIT 1,299 54,805
1,875,284
Health Care Technology — 0.2%
Definitive Healthcare Corp.,
Class
a
A* 5,390 25,495
Evolent Health, Inc., Class
a
A* 11,668 150,751
Health Catalyst, Inc.* 5,905 52,141
HealthStream, Inc. 2,463 81,525
LifeMD, Inc.* 3,580 23,592
OptimizeRx Corp.* 1,775 9,674
Phreesia, Inc.* 5,593 117,621
Schrodinger, Inc.* 5,620 126,843
Simulations Plus, Inc. 1,605 50,991
Teladoc Health, Inc.* 17,205 206,116
Waystar Holding Corp.* 4,363 134,729
979,478
Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc.,
REIT 23,041 371,191
Braemar Hotels & Resorts, Inc.,
REIT 6,662 23,983
Chatham Lodging Trust, REIT 4,868 44,834
DiamondRock Hospitality Co.,
REIT 21,266 197,348
Pebblebrook Hotel Trust, REIT 12,069 167,156
RLJ Lodging Trust, REIT 15,404 157,275
Ryman Hospitality Properties,
Inc., REIT 5,928 694,999
Service Properties Trust, REIT 16,675 46,356
Summit Hotel Properties, Inc.,
REIT 10,608 69,801
Sunstone Hotel Investors, Inc.,
REIT 20,558 220,998
Xenia Hotels & Resorts, Inc.,
REIT 10,305 158,491
2,152,432
Hotels, Restaurants & Leisure — 1.1%
Accel Entertainment, Inc.,
Class
a
A* 5,222 60,366
Bally's Corp.* 2,420 42,907
Biglari Holdings, Inc., Class
a
B* 73 15,361
BJ's Restaurants, Inc.* 1,914 73,574
Bloomin' Brands, Inc. 7,981 111,255
Brinker International, Inc.* 4,455 589,263
Cheesecake Factory, Inc. (The) 4,880 247,123
Cracker Barrel Old Country
Store, Inc. 2,236 124,232
Dave & Buster's Entertainment,
Inc.* 3,269 128,537
Denny's Corp.* 5,097 33,436
Despegar.com Corp.* 6,214 111,169
Investments
Shares Value
Common Stocks (a) (continued)
Dine Brands Global, Inc. 1,539 $ 55,281
El Pollo Loco Holdings, Inc.* 2,577 32,780
Everi Holdings, Inc.* 7,988 107,598
First Watch Restaurant Group,
Inc.* 3,068 58,568
Full House Resorts, Inc.* 3,317 15,656
Global Business Travel Group I* 12,684 119,103
Golden Entertainment, Inc. 2,040 68,830
Hilton Grand Vacations, Inc.* 7,457 316,102
Inspired Entertainment, Inc.* 2,217 21,328
International Game Technology
plc 11,499 221,126
Jack in the Box, Inc. 1,984 96,918
Krispy Kreme, Inc. 8,646 95,279
Kura Sushi USA, Inc., Class
a
A* 598 63,938
Life Time Group Holdings, Inc.* 6,020 146,106
Lindblad Expeditions Holdings,
Inc.* 3,582 47,497
Monarch Casino & Resort, Inc. 1,297 108,961
Mondee Holdings, Inc.,
Class
a
A*(b) 3,851 2,735
Nathan's Famous, Inc. 285 24,938
ONE Group Hospitality, Inc.
(The)* 2,106 7,434
Papa John's International, Inc. 3,361 167,479
PlayAGS, Inc.* 3,897 45,283
Portillo's, Inc., Class
a
A*(b) 5,459 63,052
Potbelly Corp.* 2,775 28,860
RCI Hospitality Holdings, Inc. 857 44,958
Red Rock Resorts, Inc., Class
a
A 4,971 248,997
Rush Street Interactive, Inc.* 7,684 110,803
Sabre Corp.* 38,018 148,650
Shake Shack, Inc., Class
a
A* 3,843 513,924
Six Flags Entertainment Corp. 9,379 433,216
Super Group SGHC Ltd. 15,144 100,708
Sweetgreen, Inc., Class
a
A* 9,983 409,103
Target Hospitality Corp.* 3,330 27,539
United Parks & Resorts, Inc.* 3,561 208,817
Vacasa, Inc., Class
a
A*(b) 962 3,752
Xponential Fitness, Inc.,
Class
a
A*(b) 2,416 36,820
5,739,362
Household Durables — 1.2%
Beazer Homes USA, Inc.* 2,995 104,675
Cavco Industries, Inc.* 847 435,781
Century Communities, Inc. 2,825 255,267
Champion Homes, Inc.* 5,422 562,424
Cricut, Inc., Class
a
A(b) 4,749 24,647
Dream Finders Homes, Inc.,
Class
a
A* 2,827 94,054
Ethan Allen Interiors, Inc. 2,309 70,956
Flexsteel Industries, Inc. 466 27,508
GoPro, Inc., Class
a
A* 12,650 15,559
Green Brick Partners, Inc.* 3,144 224,670
Hamilton Beach Brands Holding
Co., Class
a
A 842 16,310
Helen of Troy Ltd.* 2,303 168,879
Hooker Furnishings Corp. 1,072 20,079
Hovnanian Enterprises, Inc.,
Class
a
A* 503 98,895

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
143
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Installed Building Products, Inc. 2,422 $ 554,008
iRobot Corp.* 2,875 21,879
KB Home 6,803 562,880
Landsea Homes Corp.* 1,820 20,803
La-Z-Boy, Inc. 4,277 193,620
Legacy Housing Corp.* 1,133 29,651
LGI Homes, Inc.* 2,110 231,024
Lifetime Brands, Inc. 1,258 7,410
Lovesac Co. (The)* 1,435 54,128
M/I Homes, Inc.* 2,692 444,261
Meritage Homes Corp. 3,631 693,775
Purple Innovation, Inc., Class
a
A* 5,748 5,515
Sonos, Inc.* 12,456 169,526
Taylor Morrison Home Corp.,
Class
a
A* 10,342 763,964
Traeger, Inc.* 3,459 11,103
Tri Pointe Homes, Inc.* 9,318 405,612
United Homes Group, Inc.* 531 3,388
Vizio Holding Corp., Class
a
A*(b) 8,981 102,294
Worthington Enterprises, Inc. 3,181 130,166
6,524,711
Household Products — 0.2%
Central Garden & Pet Co.* 973 38,677
Central Garden & Pet Co.,
Class
a
A* 5,273 178,175
Energizer Holdings, Inc. 7,267 276,945
Oil-Dri Corp. of America 495 34,214
WD-40 Co. 1,377 381,553
909,564
Independent Power and Renewable Electricity Producers — 0.1%
Altus Power, Inc., Class
a
A* 7,671 33,138
Montauk Renewables, Inc.* 6,671 29,486
Ormat Technologies, Inc. 5,456 445,319
Sunnova Energy International,
Inc.*(b) 10,978 60,818
568,761
Industrial Conglomerates — 0.0%(d)
Brookfield Business Corp.,
Class
a
A 2,624 72,396
Industrial REITs — 0.2%
Industrial Logistics Properties
Trust, REIT 6,600 25,542
Innovative Industrial Properties,
Inc., REIT 2,848 310,489
LXP Industrial Trust, REIT 29,378 274,685
Plymouth Industrial REIT, Inc.,
REIT 4,053 75,953
Terreno Realty Corp., REIT 9,656 585,443
1,272,112
Insurance — 1.1%
Ambac Financial Group, Inc.* 4,385 56,303
American Coastal Insurance
Corp.* 2,443 33,542
AMERISAFE, Inc. 1,925 113,613
Investments
Shares Value
Common Stocks (a) (continued)
Baldwin Insurance Group, Inc.
(The), Class
a
A* 6,656 $ 325,878
Bowhead Specialty Holdings,
Inc.* 730 26,893
CNO Financial Group, Inc. 10,645 424,735
Crawford & Co., Class
a
A 1,534 18,178
Donegal Group, Inc., Class
a
A 1,563 26,008
Employers Holdings, Inc. 2,496 133,187
Enstar Group Ltd.* 1,280 415,616
F&G Annuities & Life, Inc. 1,880 90,860
Fidelis Insurance Holdings Ltd. 5,266 108,111
Genworth Financial, Inc.,
Class
a
A* 43,511 339,386
GoHealth, Inc., Class
a
A* 455 5,829
Goosehead Insurance, Inc.,
Class
a
A* 2,272 286,545
Greenlight Capital Re Ltd.,
Class
a
A* 2,791 41,670
Hamilton Insurance Group Ltd.,
Class
a
B* 4,001 76,339
HCI Group, Inc. 836 101,883
Heritage Insurance Holdings,
Inc.* 2,310 28,713
Hippo Holdings, Inc.* 1,993 65,849
Horace Mann Educators Corp. 4,156 174,012
Investors Title Co. 144 41,257
James River Group Holdings
Ltd. 3,167 14,853
Kingsway Financial Services,
Inc.* 1,299 11,470
Lemonade, Inc.* 5,211 269,982
Maiden Holdings Ltd.* 8,897 14,502
MBIA, Inc. 4,511 31,081
Mercury General Corp. 2,707 213,745
NI Holdings, Inc.* 789 12,734
Oscar Health, Inc., Class
a
A* 19,651 340,552
Palomar Holdings, Inc.* 2,474 267,934
ProAssurance Corp.* 5,148 86,075
Root, Inc., Class
a
A* 873 87,134
Safety Insurance Group, Inc. 1,484 127,387
Selective Insurance Group, Inc. 6,148 627,649
Selectquote, Inc.* 13,528 40,449
SiriusPoint Ltd.* 9,967 153,691
Skyward Specialty Insurance
Group, Inc.* 3,754 203,129
Stewart Information Services
Corp. 2,735 205,371
Tiptree, Inc., Class
a
A 2,545 58,001
Trupanion, Inc.* 3,331 177,576
United Fire Group, Inc. 2,121 64,903
Universal Insurance Holdings,
Inc. 2,421 54,787
5,997,412
Interactive Media & Services — 0.3%
Bumble, Inc., Class
a
A* 9,709 84,371
Cargurus, Inc., Class
a
A* 8,926 337,581
Cars.com, Inc.* 6,656 132,255
EverQuote, Inc., Class
a
A* 2,537 48,685
fuboTV, Inc.* 29,678 47,782
Getty Images Holdings, Inc.*(b) 10,141 29,612

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
144
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Grindr, Inc.*(b) 2,481 $ 37,438
MediaAlpha, Inc., Class
a
A* 3,019 38,130
Nextdoor Holdings, Inc.* 17,630 42,841
Outbrain, Inc.* 3,899 21,172
QuinStreet, Inc.* 5,322 121,235
Shutterstock, Inc. 2,524 79,960
System1, Inc.* 2,368 2,486
TrueCar, Inc.* 8,657 36,879
Vimeo, Inc.* 14,966 97,728
Webtoon Entertainment, Inc.*(b) 1,531 18,801
Yelp, Inc., Class
a
A* 6,628 253,322
Ziff Davis, Inc.* 4,599 270,651
ZipRecruiter, Inc., Class
a
A* 7,255 64,279
1,765,208
IT Services — 0.3%
Applied Digital Corp.* 11,884 120,028
ASGN, Inc.* 4,561 417,560
Backblaze, Inc., Class
a
A* 4,034 26,181
BigBear.ai Holdings, Inc.* 10,269 23,516
BigCommerce Holdings, Inc.,
Series 1* 7,126 52,519
Core Scientific, Inc.* 18,026 322,305
Couchbase, Inc.* 3,932 80,645
DigitalOcean Holdings, Inc.* 6,633 252,585
Fastly, Inc., Class
a
A* 13,023 110,435
Grid Dynamics Holdings, Inc.* 5,773 105,646
Hackett Group, Inc. (The) 2,555 80,074
Information Services Group,
Inc. 3,561 13,140
Rackspace Technology, Inc.* 6,758 18,111
Tucows, Inc., Class
a
A* 805 14,240
Unisys Corp.* 6,655 53,107
1,690,092
Leisure Products — 0.2%
Acushnet Holdings Corp. 2,930 214,212
AMMO, Inc.*(b) 9,067 11,243
Clarus Corp. 3,083 13,997
Escalade, Inc. 1,010 15,150
Funko, Inc., Class
a
A* 3,158 37,107
JAKKS Pacific, Inc.* 807 23,508
Johnson Outdoors, Inc.,
Class
a
A 480 16,157
Latham Group, Inc.* 4,095 27,150
Malibu Boats, Inc., Class
a
A* 2,048 88,781
Marine Products Corp. 887 8,772
MasterCraft Boat Holdings,
Inc.* 1,697 35,976
Peloton Interactive, Inc.,
Class
a
A* 34,566 357,413
Revelyst, Inc.* 5,892 111,359
Smith & Wesson Brands, Inc. 4,604 62,522
Solo Brands, Inc., Class
a
A* 2,846 3,529
Sturm Ruger & Co., Inc. 1,660 63,229
Topgolf Callaway Brands Corp.* 14,336 120,709
1,210,814
Investments
Shares Value
Common Stocks (a) (continued)
Life Sciences Tools & Services — 0.1%
Adaptive Biotechnologies
Corp.* 11,706 $ 69,534
Akoya Biosciences, Inc.*(b) 2,687 5,911
BioLife Solutions, Inc.* 3,643 100,073
ChromaDex Corp.* 4,948 38,199
Codexis, Inc.* 7,060 32,335
Conduit Pharmaceuticals, Inc.* 2,331 249
CryoPort, Inc.* 4,397 31,131
Cytek Biosciences, Inc.* 12,267 80,103
Harvard Bioscience, Inc.* 4,120 9,064
Lifecore Biomedical, Inc.* 2,282 16,910
Maravai LifeSciences Holdings,
Inc., Class
a
A* 11,163 63,294
MaxCyte, Inc.* 10,575 37,541
Mesa Laboratories, Inc. 521 61,030
Nautilus Biotechnology, Inc.,
Class
a
A* 4,925 11,032
OmniAb, Inc.* 9,328 36,472
Pacific Biosciences of
California, Inc.*(b) 27,647 52,806
Quanterix Corp.* 3,632 44,783
Quantum-Si, Inc.* 10,122 12,652
Standard BioTools, Inc.* 29,813 54,856
757,975
Machinery — 2.1%
374Water, Inc.*(b) 6,605 6,499
3D Systems Corp.* 12,877 38,245
Alamo Group, Inc. 1,035 206,948
Albany International Corp.,
Class
a
A 3,155 261,550
Astec Industries, Inc. 2,305 88,996
Atmus Filtration Technologies,
Inc. 8,469 366,623
Barnes Group, Inc. 4,694 219,867
Blue Bird Corp.* 3,249 132,072
Chart Industries, Inc.* 4,345 839,671
Columbus McKinnon Corp. 2,872 112,841
Commercial Vehicle Group,
Inc.* 3,389 8,167
Douglas Dynamics, Inc. 2,292 59,340
Eastern Co. (The) 526 15,107
Energy Recovery, Inc.* 5,739 89,299
Enerpac Tool Group Corp.,
Class
a
A 5,496 265,237
Enpro, Inc. 2,122 401,270
ESCO Technologies, Inc. 2,617 388,389
Federal Signal Corp. 6,079 592,155
Franklin Electric Co., Inc. 4,579 495,906
Gencor Industries, Inc.* 1,040 23,078
Gorman-Rupp Co. (The) 2,119 90,269
Graham Corp.* 1,036 46,434
Greenbrier Cos., Inc. (The) 3,101 210,868
Helios Technologies, Inc. 3,361 175,848
Hillenbrand, Inc. 7,098 241,545
Hillman Solutions Corp.* 19,863 226,438
Hyliion Holdings Corp.* 14,244 52,560
Hyster-Yale, Inc. 1,158 65,126

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
145
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
John Bean Technologies Corp. 3,212 $ 404,776
Kadant, Inc. 1,185 489,156
Kennametal, Inc. 8,008 229,830
L B Foster Co., Class
a
A* 917 26,345
Lindsay Corp. 1,095 145,383
Luxfer Holdings plc 2,762 39,662
Manitowoc Co., Inc. (The)* 3,519 37,407
Mayville Engineering Co., Inc.* 1,285 21,652
Miller Industries, Inc. 1,122 82,602
Mueller Industries, Inc. 11,295 912,297
Mueller Water Products, Inc.,
Class
a
A 15,704 393,228
NN, Inc.* 4,655 18,573
Omega Flex, Inc. 359 17,742
Park-Ohio Holdings Corp. 868 27,924
Proto Labs, Inc.* 2,592 106,764
REV Group, Inc. 5,191 161,025
Shyft Group, Inc. (The) 3,415 48,152
SPX Technologies, Inc.* 4,550 802,802
Standex International Corp. 1,176 244,479
Taylor Devices, Inc.* 240 11,539
Tennant Co. 1,916 169,317
Terex Corp. 6,735 369,011
Titan International, Inc.* 5,045 36,929
Trinity Industries, Inc. 8,260 311,402
Twin Disc, Inc. 1,128 14,111
Velo3D, Inc.* 1 1
Wabash National Corp. 4,410 87,450
Watts Water Technologies, Inc.,
Class
a
A 2,769 597,523
11,527,430
Marine Transportation — 0.2%
Costamare, Inc. 4,340 57,288
Genco Shipping & Trading Ltd. 4,263 67,654
Golden Ocean Group Ltd. 12,298 122,980
Himalaya Shipping Ltd. 3,007 18,673
Matson, Inc. 3,437 526,480
Pangaea Logistics Solutions
Ltd. 3,168 17,424
Safe Bulkers, Inc. 6,104 23,622
834,121
Media — 0.4%
Advantage Solutions, Inc.*(b) 10,818 38,512
AMC Networks, Inc., Class
a
A* 3,223 30,361
Boston Omaha Corp., Class
a
A* 2,490 38,022
Cable One, Inc. 570 239,525
Cardlytics, Inc.* 4,110 16,728
Clear Channel Outdoor
Holdings, Inc.* 35,648 53,828
EchoStar Corp., Class
a
A* 12,304 311,168
Emerald Holding, Inc. 1,536 7,634
Entravision Communications
Corp., Class
a
A 6,216 15,167
EW Scripps Co. (The), Class
a
A* 6,124 12,248
Gambling.com Group Ltd.* 1,750 23,205
Gannett Co., Inc.* 14,346 74,456
Gray Television, Inc. 8,649 36,931
Ibotta, Inc., Class
a
A* 770 56,318
Investments
Shares Value
Common Stocks (a) (continued)
iHeartMedia, Inc., Class
a
A* 10,446 $ 23,921
Innovid Corp.* 10,767 32,732
Integral Ad Science Holding
Corp.* 7,304 81,659
John Wiley & Sons, Inc.,
Class
a
A 3,644 190,144
Magnite, Inc.* 12,716 213,502
National CineMedia, Inc.* 7,163 49,783
PubMatic, Inc., Class
a
A* 4,226 67,405
Scholastic Corp. 2,347 61,914
Sinclair, Inc. 3,235 59,265
Stagwell, Inc., Class
a
A* 8,693 68,327
TechTarget, Inc.* 2,611 83,839
TEGNA, Inc. 17,155 321,999
Thryv Holdings, Inc.* 3,216 50,877
Townsquare Media, Inc.,
Class
a
A 1,325 13,383
WideOpenWest, Inc.* 5,053 26,831
2,299,684
Metals & Mining — 0.9%
Alpha Metallurgical Resources,
Inc.* 1,111 272,828
Arch Resources, Inc. 1,776 305,330
Caledonia Mining Corp. plc 1,661 17,507
Carpenter Technology Corp. 4,811 933,526
Century Aluminum Co.* 5,335 121,798
Coeur Mining, Inc.* 39,932 257,961
Commercial Metals Co. 11,697 721,588
Compass Minerals
International, Inc. 3,491 53,866
Constellium SE, Class
a
A* 13,089 160,471
Contango ORE, Inc.* 1,040 14,643
Critical Metals Corp.* 739 5,033
Dakota Gold Corp.*(b) 6,832 15,372
Hecla Mining Co. 59,375 327,750
i-80 Gold Corp.* 32,000 20,157
Ivanhoe Electric, Inc.* 8,448 80,340
Kaiser Aluminum Corp. 1,615 131,267
Lifezone Metals Ltd.* 3,691 26,206
Materion Corp. 2,081 240,605
Metallus, Inc.* 4,327 72,131
Metals Acquisition Ltd.,
Class
a
A* 5,444 69,139
Novagold Resources, Inc.* 24,652 90,226
Olympic Steel, Inc. 1,000 42,280
Perpetua Resources Corp.* 3,892 37,091
Piedmont Lithium, Inc.*(b) 1,796 22,558
Radius Recycling, Inc., Class
a
A 2,662 52,761
Ramaco Resources, Inc.,
Class
a
A 2,682 34,195
Ramaco Resources, Inc.,
Class
a
B 504 5,171
Ryerson Holding Corp. 2,840 72,988
SSR Mining, Inc.* 20,511 119,169
SunCoke Energy, Inc. 8,467 105,499
Tredegar Corp.* 2,688 19,273
Universal Stainless & Alloy
Products, Inc.* 880 39,090
Warrior Met Coal, Inc. 5,240 368,477

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
146
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Worthington Steel, Inc. 3,289 $ 147,479
5,003,775
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Advanced Flower Capital, Inc. 1,711 16,648
AG Mortgage Investment Trust,
Inc. 2,910 19,875
Angel Oak Mortgage REIT, Inc. 1,201 11,782
Apollo Commercial Real Estate
Finance, Inc. 14,408 133,274
Arbor Realty Trust, Inc.(b) 18,614 273,067
Ares Commercial Real Estate
Corp. 5,399 38,981
ARMOUR Residential REIT, Inc. 4,958 93,805
Blackstone Mortgage Trust,
Inc., Class
a
A 17,550 337,311
BrightSpire Capital, Inc.,
Class
a
A 13,056 82,775
Chicago Atlantic Real Estate
Finance, Inc. 1,709 27,532
Chimera Investment Corp. 8,140 120,798
Claros Mortgage Trust, Inc. 8,724 59,236
Dynex Capital, Inc. 7,518 94,351
Ellington Financial, Inc. 8,347 103,169
Franklin BSP Realty Trust, Inc. 8,299 108,551
Granite Point Mortgage Trust,
Inc. 5,089 18,066
Invesco Mortgage Capital, Inc. 4,955 41,378
KKR Real Estate Finance Trust,
Inc. 5,942 69,105
Ladder Capital Corp., Class
a
A 11,473 136,070
MFA Financial, Inc. 10,346 114,944
New York Mortgage Trust, Inc. 9,172 56,316
Nexpoint Real Estate Finance,
Inc. 826 14,678
Orchid Island Capital, Inc. 7,236 56,368
PennyMac Mortgage
Investment Trust 8,783 119,361
Ready Capital Corp. 16,334 120,382
Redwood Trust, Inc. 13,308 95,285
Seven Hills Realty Trust 1,293 17,223
Sunrise Realty Trust, Inc. 570 8,852
TPG RE Finance Trust, Inc. 6,028 55,036
Two Harbors Investment Corp. 10,495 123,316
2,567,535
Multi-Utilities — 0.2%
Avista Corp. 7,913 306,154
Black Hills Corp. 6,934 444,261
Northwestern Energy Group,
Inc. 6,231 344,201
Unitil Corp. 1,614 96,872
1,191,488
Office REITs — 0.4%
Brandywine Realty Trust, REIT 17,130 95,928
City Office REIT, Inc., REIT 3,940 22,852
COPT Defense Properties, REIT 11,379 374,938
Douglas Emmett, Inc., REIT 16,322 315,994
Easterly Government
Properties, Inc., Class
a
A, REIT 9,811 120,871
Investments
Shares Value
Common Stocks (a) (continued)
Franklin Street Properties
Corp., REIT 9,859 $ 18,831
JBG SMITH Properties, REIT 8,442 144,274
NET Lease Office Properties,
REIT 1,501 49,143
Orion Office REIT, Inc., REIT 5,675 24,005
Paramount Group, Inc., REIT 18,648 90,629
Peakstone Realty Trust, REIT 3,691 50,677
Piedmont Office Realty Trust,
Inc., Class
a
A, REIT 12,478 118,791
Postal Realty Trust, Inc.,
Class
a
A, REIT 2,177 30,848
SL Green Realty Corp., REIT 7,135 557,886
2,015,667
Oil, Gas & Consumable Fuels — 1.7%
Aemetis, Inc.*(b) 3,662 14,978
Amplify Energy Corp.* 3,963 26,592
Ardmore Shipping Corp. 4,191 46,772
Berry Corp. 7,742 31,587
California Resources Corp. 6,973 412,523
Centrus Energy Corp., Class
a
A* 1,425 129,675
Clean Energy Fuels Corp.* 17,255 53,145
CNX Resources Corp.* 14,942 605,450
Comstock Resources, Inc.*(b) 9,338 145,393
CONSOL Energy, Inc. 2,958 386,611
Crescent Energy Co., Class
a
A 14,501 215,630
CVR Energy, Inc. 3,453 66,816
Delek US Holdings, Inc. 6,409 122,090
DHT Holdings, Inc. 13,642 128,508
Diversified Energy Co. plc(b)(c) 4,750 77,710
Dorian LPG Ltd. 3,675 89,927
Empire Petroleum Corp.* 1,539 9,742
Encore Energy Corp.*(b) 18,351 69,367
Energy Fuels, Inc.* 18,692 135,704
Evolution Petroleum Corp. 3,099 18,160
Excelerate Energy, Inc., Class
a
A 1,731 53,609
FLEX LNG Ltd.(b) 3,086 74,496
FutureFuel Corp. 2,640 13,754
Golar LNG Ltd. 10,002 393,779
Granite Ridge Resources, Inc. 5,321 34,320
Green Plains, Inc.* 6,440 69,552
Gulfport Energy Corp.* 1,309 230,122
Hallador Energy Co.* 2,558 31,208
HighPeak Energy, Inc.(b) 1,469 22,138
International Seaways, Inc. 4,083 159,237
Kinetik Holdings, Inc., Class
a
A 3,867 228,230
Kosmos Energy Ltd.* 47,286 186,307
Magnolia Oil & Gas Corp.,
Class
a
A 17,504 485,561
Murphy Oil Corp. 14,661 476,043
NACCO Industries, Inc.,
Class
a
A 412 13,270
NextDecade Corp.* 11,685 84,599
Nordic American Tankers Ltd. 20,603 55,216
Northern Oil & Gas, Inc. 10,026 436,031
Par Pacific Holdings, Inc.* 5,653 98,532
PBF Energy, Inc., Class
a
A 10,498 330,582
Peabody Energy Corp. 12,785 304,922
PrimeEnergy Resources Corp.* 70 14,073

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
147
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
REX American Resources
Corp.* 1,558 $ 67,477
Riley Exploration Permian, Inc. 1,149 40,330
Ring Energy, Inc.*(b) 14,979 22,918
Sable Offshore Corp.*(b) 5,101 119,771
SandRidge Energy, Inc. 3,251 38,134
Scorpio Tankers, Inc. 4,735 239,875
SFL Corp. Ltd. 12,036 126,619
Sitio Royalties Corp., Class
a
A 8,162 193,439
SM Energy Co. 11,564 522,577
Talos Energy, Inc.* 14,957 168,266
Teekay Corp. Ltd.* 5,782 42,671
Teekay Tankers Ltd., Class
a
A 2,425 97,606
Uranium Energy Corp.* 40,319 335,051
Ur-Energy, Inc.*(b) 34,280 44,907
VAALCO Energy, Inc. 10,528 53,903
Verde Clean Fuels, Inc.* 332 1,418
Vital Energy, Inc.* 2,891 94,912
Vitesse Energy, Inc. 2,527 70,958
W&T Offshore, Inc. 9,970 19,342
World Kinect Corp. 5,871 169,965
9,052,100
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 1,640 44,477
Sylvamo Corp. 3,555 328,091
372,568
Passenger Airlines — 0.2%
Allegiant Travel Co. 1,566 128,161
Blade Air Mobility, Inc.* 5,865 27,800
Frontier Group Holdings, Inc.* 4,262 24,848
JetBlue Airways Corp.* 31,571 188,479
Joby Aviation, Inc.*(b) 40,619 363,540
SkyWest, Inc.* 4,004 459,419
Sun Country Airlines Holdings,
Inc.* 3,992 57,445
Wheels Up Experience, Inc.*(b) 9,066 22,665
1,272,357
Personal Care Products — 0.1%
Beauty Health Co. (The)* 7,522 11,133
Edgewell Personal Care Co. 4,972 181,876
Herbalife Ltd.* 10,100 78,477
Honest Co., Inc. (The)* 8,228 68,210
Interparfums, Inc. 1,842 253,570
Medifast, Inc.* 1,088 21,401
Nature's Sunshine Products,
Inc.* 1,302 21,144
Nu Skin Enterprises, Inc.,
Class
a
A 5,014 36,602
Olaplex Holdings, Inc.* 14,015 27,049
USANA Health Sciences, Inc.* 1,152 44,387
Veru, Inc.* 13,352 9,449
Waldencast plc, Class
a
A* 2,469 8,345
761,643
Pharmaceuticals — 0.9%
Alto Neuroscience, Inc.* 2,159 9,521
Alumis, Inc.* 1,339 12,399
Investments
Shares Value
Common Stocks (a) (continued)
Amneal Pharmaceuticals, Inc.* 16,083 $ 133,006
Amphastar Pharmaceuticals,
Inc.* 3,889 175,744
ANI Pharmaceuticals, Inc.* 1,869 106,963
Aquestive Therapeutics, Inc.* 7,506 38,206
Arvinas, Inc.* 6,493 173,493
Atea Pharmaceuticals, Inc.* 7,800 26,676
Avadel Pharmaceuticals plc,
ADR* 9,341 103,311
Axsome Therapeutics, Inc.* 3,682 361,646
Biote Corp., Class
a
A* 2,721 17,986
Cassava Sciences, Inc.* 4,105 15,763
Collegium Pharmaceutical, Inc.* 3,291 100,376
Contineum Therapeutics, Inc.,
Class
a
A* 569 8,484
Corcept Therapeutics, Inc.* 8,172 471,361
CorMedix, Inc.* 5,552 54,743
Edgewise Therapeutics, Inc.* 7,336 242,088
Enliven Therapeutics, Inc.* 3,557 86,720
Esperion Therapeutics, Inc.* 19,098 53,474
Evolus, Inc.* 5,586 76,472
EyePoint Pharmaceuticals, Inc.* 5,053 44,719
Fulcrum Therapeutics, Inc.* 6,272 24,147
Harmony Biosciences Holdings,
Inc.* 3,057 105,986
Harrow, Inc.* 3,087 129,376
Innoviva, Inc.* 5,593 106,211
Ligand Pharmaceuticals, Inc.* 1,720 208,928
Liquidia Corp.* 5,826 67,290
Lyra Therapeutics, Inc.*(b) 4,892 1,014
MediWound Ltd.*(b) 792 13,836
Mind Medicine MindMed,
Inc.*(b) 7,276 59,445
Nektar Therapeutics, Class
a
A* 18,044 20,570
Neumora Therapeutics, Inc.* 8,502 84,510
Nuvation Bio, Inc.* 18,325 53,143
Ocular Therapeutix, Inc.* 15,727 155,540
Omeros Corp.* 5,653 64,162
Pacira BioSciences, Inc.* 4,632 78,327
Phathom Pharmaceuticals, Inc.* 3,449 30,593
Phibro Animal Health Corp.,
Class
a
A 2,064 48,236
Pliant Therapeutics, Inc.* 5,759 79,474
Prestige Consumer Healthcare,
Inc.* 5,006 424,359
Rapport Therapeutics, Inc.*(b) 939 21,447
Revance Therapeutics, Inc.* 10,523 37,988
Scilex Holding Co.* 4,873 3,136
scPharmaceuticals, Inc.*(b) 2,870 10,389
SIGA Technologies, Inc. 4,680 34,070
Supernus Pharmaceuticals,
Inc.* 5,076 185,629
Tarsus Pharmaceuticals, Inc.* 3,718 195,009
Telomir Pharmaceuticals,
Inc.*(b) 487 1,938
Terns Pharmaceuticals, Inc.* 5,819 36,311
Theravance Biopharma, Inc.* 3,712 34,336
Third Harmonic Bio, Inc.*(b) 2,004 25,571
Trevi Therapeutics, Inc.* 5,937 17,099
Ventyx Biosciences, Inc.* 6,144 16,466

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
148
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Verrica Pharmaceuticals,
Inc.*(b) 1,915 $ 2,451
WaVe Life Sciences Ltd.* 7,826 118,173
Xeris Biopharma Holdings, Inc.* 14,173 46,487
Zevra Therapeutics, Inc.* 4,252 39,671
4,894,469
Professional Services — 1.2%
Alight, Inc., Class
a
A* 42,868 342,944
Asure Software, Inc.* 2,394 23,437
Barrett Business Services, Inc. 2,590 111,137
BlackSky Technology, Inc.* 1,364 15,932
CBIZ, Inc.* 4,844 400,018
Conduent, Inc.* 15,982 59,613
CRA International, Inc. 667 130,085
CSG Systems International, Inc. 2,991 163,937
DLH Holdings Corp.* 857 7,396
ExlService Holdings, Inc.* 15,887 736,521
Exponent, Inc. 5,109 504,309
First Advantage Corp.* 6,055 116,438
FiscalNote Holdings, Inc.*(b) 6,088 5,326
Forrester Research, Inc.* 1,184 20,424
Franklin Covey Co.* 1,135 41,291
Heidrick & Struggles
International, Inc. 2,035 93,895
HireQuest, Inc. 558 8,487
Huron Consulting Group, Inc.* 1,775 217,988
IBEX Holdings Ltd.* 888 18,204
ICF International, Inc. 1,886 261,343
Innodata, Inc.* 2,733 112,272
Insperity, Inc. 3,629 286,147
Kelly Services, Inc., Class
a
A 3,131 45,869
Kforce, Inc. 1,887 113,201
Korn Ferry 5,248 411,128
Legalzoom.com, Inc.* 13,931 110,473
Maximus, Inc. 6,166 459,367
Mistras Group, Inc.* 2,120 19,737
NV5 Global, Inc.* 5,773 125,621
Planet Labs PBC* 21,584 84,825
Resources Connection, Inc. 3,271 27,607
Spire Global, Inc.* 2,254 36,830
TriNet Group, Inc. 3,230 301,779
TrueBlue, Inc.* 3,018 22,695
TTEC Holdings, Inc. 1,978 10,246
Upwork, Inc.* 12,590 213,652
Verra Mobility Corp., Class
a
A* 16,829 398,174
Willdan Group, Inc.* 1,272 55,599
WNS Holdings Ltd.* 4,576 248,156
6,362,103
Real Estate Management & Development — 0.4%
American Realty Investors, Inc.* 151 2,454
Anywhere Real Estate, Inc.* 9,920 48,608
Compass, Inc., Class
a
A* 38,362 271,987
Cushman & Wakefield plc* 23,144 354,103
eXp World Holdings, Inc.(b) 8,281 114,692
Forestar Group, Inc.* 1,923 57,402
FRP Holdings, Inc.* 1,347 42,942
Kennedy-Wilson Holdings, Inc. 11,493 133,089
Marcus & Millichap, Inc. 2,372 98,699
Investments
Shares Value
Common Stocks (a) (continued)
Maui Land & Pineapple Co.,
Inc.* 769 $ 18,648
Newmark Group, Inc., Class
a
A 13,537 209,553
Offerpad Solutions, Inc.* 1,056 5,206
Opendoor Technologies, Inc.* 62,630 146,554
RE/MAX Holdings, Inc.,
Class
a
A* 1,808 23,793
Real Brokerage, Inc. (The)* 9,730 51,180
Redfin Corp.* 11,852 112,475
RMR Group, Inc. (The), Class
a
A 1,563 34,699
St Joe Co. (The) 3,644 186,135
Star Holdings* 1,308 14,715
Stratus Properties, Inc.* 565 14,549
Tejon Ranch Co.* 2,116 34,110
Transcontinental Realty
Investors, Inc.* 124 3,497
1,979,090
Residential REITs — 0.2%
Apartment Investment and
Management Co., Class
a
A,
REIT* 14,377 127,093
BRT Apartments Corp., REIT 1,140 22,868
Centerspace, REIT 1,544 111,940
Clipper Realty, Inc., REIT 1,202 6,082
Elme Communities, REIT 8,895 150,681
Independence Realty Trust,
Inc., REIT 22,842 498,869
NexPoint Residential Trust, Inc.,
REIT 2,295 108,026
UMH Properties, Inc., REIT 6,552 125,798
Veris Residential, Inc., REIT 7,934 144,796
1,296,153
Retail REITs — 0.7%
Acadia Realty Trust, REIT 10,426 269,512
Alexander's, Inc., REIT 217 48,523
CBL & Associates Properties,
Inc., REIT 2,297 70,977
Curbline Properties Corp.,
REIT* 9,601 232,920
Getty Realty Corp., REIT 5,000 164,400
InvenTrust Properties Corp.,
REIT 6,887 213,290
Kite Realty Group Trust, REIT 21,947 605,079
Macerich Co. (The), REIT 23,974 508,489
NETSTREIT Corp., REIT 7,860 127,411
Phillips Edison & Co., Inc., REIT 12,410 490,195
Retail Opportunity Investments
Corp., REIT 12,528 217,987
Saul Centers, Inc., REIT 1,063 43,700
SITE Centers Corp., REIT 4,800 74,496
Tanger, Inc., REIT 10,761 397,834
Urban Edge Properties, REIT 12,369 284,611
Whitestone REIT, REIT 4,940 72,717
3,822,141
Semiconductors & Semiconductor Equipment — 1.2%
ACM Research, Inc., Class
a
A* 5,149 88,511
Aehr Test Systems*(b) 2,797 33,256

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
149
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Alpha & Omega Semiconductor
Ltd.* 2,379 $ 98,657
Ambarella, Inc.* 3,830 274,037
Axcelis Technologies, Inc.* 3,292 244,398
CEVA, Inc.* 2,357 70,097
Cohu, Inc.* 4,678 123,499
Credo Technology Group
Holding Ltd.* 13,014 637,165
Diodes, Inc.* 4,610 299,650
Everspin Technologies, Inc.* 1,967 12,077
FormFactor, Inc.* 7,825 313,470
GCT Semiconductor Holding,
Inc.*(b) 766 1,953
Ichor Holdings Ltd.* 3,341 109,451
Impinj, Inc.* 2,317 445,351
indie Semiconductor, Inc.,
Class
a
A* 16,578 86,703
Kulicke & Soffa Industries, Inc. 5,459 264,325
MaxLinear, Inc., Class
a
A* 8,068 122,069
Navitas Semiconductor Corp.,
Class
a
A* 12,752 35,068
NVE Corp. 483 37,326
PDF Solutions, Inc.* 3,145 99,382
Penguin Solutions, Inc.* 5,263 95,471
Photronics, Inc.* 6,230 155,189
Power Integrations, Inc. 5,721 374,783
QuickLogic Corp.*(b) 1,393 10,629
Rambus, Inc.* 11,002 636,026
Rigetti Computing, Inc.*(b) 14,299 43,612
Semtech Corp.* 6,549 419,398
Silicon Laboratories, Inc.* 3,240 358,506
SiTime Corp.* 1,858 394,602
SkyWater Technology, Inc.*(b) 2,752 21,851
Synaptics, Inc.* 3,939 316,065
Ultra Clean Holdings, Inc.* 4,473 171,897
Veeco Instruments, Inc.* 5,618 156,574
6,551,048
Software — 3.4%
8x8, Inc.* 12,921 40,055
A10 Networks, Inc. 7,164 122,146
ACI Worldwide, Inc.* 10,660 605,701
Adeia, Inc. 10,997 133,284
Agilysys, Inc.* 2,278 305,935
Airship AI Holdings, Inc.* 727 2,268
Alarm.com Holdings, Inc.* 4,877 317,688
Alkami Technology, Inc.* 5,284 208,559
Altair Engineering, Inc., Class
a
A* 5,777 610,109
Amplitude, Inc., Class
a
A* 7,720 79,825
Appian Corp., Class
a
A* 4,071 154,087
Arteris, Inc.* 2,788 24,228
Asana, Inc., Class
a
A* 8,213 125,741
AudioEye, Inc.* 720 19,382
Aurora Innovation, Inc.,
Class
a
A* 94,659 612,444
AvePoint, Inc.* 12,826 226,379
Bit Digital, Inc.*(b) 12,113 55,841
Blackbaud, Inc.* 4,172 350,198
BlackLine, Inc.* 5,833 361,704
Blend Labs, Inc., Class
a
A* 23,336 119,247
Investments
Shares Value
Common Stocks (a) (continued)
Box, Inc., Class
a
A* 14,233 $ 499,436
Braze, Inc., Class
a
A* 6,663 264,654
C3.ai, Inc., Class
a
A* 8,549 317,852
Cerence, Inc.* 4,158 30,624
Cipher Mining, Inc.* 18,246 122,248
Cleanspark, Inc.* 23,101 331,499
Clear Secure, Inc., Class
a
A 8,873 229,633
Clearwater Analytics Holdings,
Inc., Class
a
A* 17,877 554,902
Commvault Systems, Inc.* 4,411 756,883
Consensus Cloud Solutions,
Inc.* 1,822 45,459
CS Disco, Inc.* 2,939 17,399
Daily Journal Corp.* 141 79,596
Digimarc Corp.*(b) 1,533 51,953
Digital Turbine, Inc.* 9,699 13,967
Domo, Inc., Class
a
B* 3,418 31,992
D-Wave Quantum, Inc.* 8,853 26,736
E2open Parent Holdings, Inc.* 20,681 62,870
eGain Corp.* 1,961 10,452
Enfusion, Inc., Class
a
A* 4,948 49,183
EverCommerce, Inc.* 2,157 26,208
Freshworks, Inc., Class
a
A* 20,899 334,175
Hut 8 Corp.* 8,187 229,400
iLearningEngines Holdings,
Inc.*(b) 2,963 4,089
Intapp, Inc.* 3,945 246,760
InterDigital, Inc. 2,556 500,874
Jamf Holding Corp.*(b) 8,278 120,859
Kaltura, Inc.* 9,716 21,570
Life360, Inc.* 587 28,945
LiveRamp Holdings, Inc.* 6,673 202,592
Logility Supply Chain Solutions,
Inc., Class
a
A 3,176 33,443
MARA Holdings, Inc.* 27,635 757,752
Matterport, Inc.* 26,830 127,711
Meridianlink, Inc.* 2,726 63,652
Mitek Systems, Inc.* 4,677 43,590
N-able, Inc.* 7,221 75,387
NCR Voyix Corp.* 14,705 213,370
NextNav, Inc.* 7,582 131,851
Olo, Inc., Class
a
A* 10,588 77,187
ON24, Inc.* 2,787 18,422
OneSpan, Inc.* 3,827 69,345
Ooma, Inc.* 2,496 36,941
Pagaya Technologies Ltd.,
Class
a
A*(b) 4,725 51,644
PagerDuty, Inc.* 9,298 197,490
Porch Group, Inc.* 7,880 28,841
Prairie Operating Co.*(b) 423 3,600
Progress Software Corp. 4,295 293,821
PROS Holdings, Inc.* 4,621 107,069
Q2 Holdings, Inc.* 5,947 622,889
Qualys, Inc.* 3,753 576,461
Rapid7, Inc.* 6,257 266,548
Red Violet, Inc.* 1,115 41,032
Rekor Systems, Inc.* 7,449 7,237
ReposiTrak, Inc. 1,185 27,231
Rimini Street, Inc.* 5,363 11,584
Riot Platforms, Inc.* 28,832 364,725

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
150
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Roadzen, Inc.* 1,530 $ 1,637
Sapiens International Corp. NV 3,111 85,024
SEMrush Holdings, Inc.,
Class
a
A* 3,666 49,858
Silvaco Group, Inc.*(b) 613 5,057
SolarWinds Corp. 5,500 73,425
SoundHound AI, Inc.,
Class
a
A*(b) 29,553 275,138
SoundThinking, Inc.* 1,005 13,045
Sprinklr, Inc., Class
a
A* 12,796 105,439
Sprout Social, Inc., Class
a
A* 4,993 159,876
SPS Commerce, Inc.* 3,761 726,136
Telos Corp.* 5,567 18,928
Tenable Holdings, Inc.* 11,918 500,318
Terawulf, Inc.* 23,608 186,267
Varonis Systems, Inc., Class
a
B* 11,143 556,704
Verint Systems, Inc.* 6,176 155,635
Vertex, Inc., Class
a
A* 5,486 297,615
Viant Technology, Inc., Class
a
A* 1,571 29,660
Weave Communications, Inc.* 3,957 54,092
WM Technology, Inc.* 8,541 10,164
Workiva, Inc., Class
a
A* 5,105 496,461
Xperi, Inc.* 4,546 43,051
Yext, Inc.* 10,593 87,498
Zeta Global Holdings Corp.,
Class
a
A* 18,064 384,763
Zuora, Inc., Class
a
A* 14,107 140,083
18,392,328
Specialized REITs — 0.2%
Farmland Partners, Inc., REIT 4,446 56,509
Four Corners Property Trust,
Inc., REIT 9,273 275,501
Gladstone Land Corp., REIT 3,396 40,786
Outfront Media, Inc., REIT 14,959 287,363
PotlatchDeltic Corp., REIT 8,029 360,020
Safehold, Inc., REIT 5,234 111,798
Uniti Group, Inc., REIT 24,174 142,868
1,274,845
Specialty Retail — 1.2%
1-800-Flowers.com, Inc.,
Class
a
A* 2,611 21,227
Abercrombie & Fitch Co.,
Class
a
A* 5,084 761,024
Academy Sports & Outdoors,
Inc. 7,142 351,743
aka Brands Holding Corp.* 63 1,401
American Eagle Outfitters, Inc. 18,433 354,651
America's Car-Mart, Inc.* 572 26,404
Arhaus, Inc., Class
a
A 5,178 51,418
Arko Corp. 8,136 58,254
Asbury Automotive Group, Inc.* 2,047 531,872
BARK, Inc.* 13,399 28,942
Beyond, Inc.* 4,612 29,009
Boot Barn Holdings, Inc.* 2,991 410,186
Buckle, Inc. (The) 3,122 162,625
Build-A-Bear Workshop, Inc. 1,289 48,969
Caleres, Inc. 3,454 107,316
Investments
Shares Value
Common Stocks (a) (continued)
Camping World Holdings, Inc.,
Class
a
A 5,672 $ 138,624
Citi Trends, Inc.* 645 12,868
Designer Brands, Inc., Class
a
A 4,296 21,308
Destination XL Group, Inc.* 5,417 13,055
EVgo, Inc., Class
a
A*(b) 10,179 66,265
Foot Locker, Inc.* 8,432 212,065
Genesco, Inc.* 1,104 37,083
Group 1 Automotive, Inc. 1,338 569,720
GrowGeneration Corp.* 5,804 11,260
Haverty Furniture Cos., Inc. 1,456 34,376
J Jill, Inc. 560 15,456
Lands' End, Inc.* 1,433 22,856
Leslie's, Inc.* 18,166 41,782
MarineMax, Inc.* 2,184 74,955
Monro, Inc. 3,019 84,894
National Vision Holdings, Inc.* 7,869 95,215
ODP Corp. (The)* 3,531 90,676
OneWater Marine, Inc., Class
a
A* 1,208 26,806
Petco Health & Wellness Co.,
Inc., Class
a
A* 8,515 36,359
RealReal, Inc. (The)* 9,892 58,165
Revolve Group, Inc., Class
a
A* 3,877 139,882
RumbleON, Inc., Class
a
B* 1,623 11,085
Sally Beauty Holdings, Inc.* 10,414 145,067
Shoe Carnival, Inc. 1,807 61,004
Signet Jewelers Ltd. 4,317 432,563
Sleep Number Corp.* 2,179 32,685
Sonic Automotive, Inc., Class
a
A 1,472 101,774
Stitch Fix, Inc., Class
a
A* 9,085 43,245
ThredUp, Inc., Class
a
A* 7,951 13,755
Tile Shop Holdings, Inc.* 2,895 19,194
Tilly's, Inc., Class
a
A* 1,498 6,696
Torrid Holdings, Inc.* 1,237 5,307
Upbound Group, Inc. 5,422 186,463
Urban Outfitters, Inc.* 6,475 315,527
Victoria's Secret & Co.* 7,932 308,079
Warby Parker, Inc., Class
a
A* 8,813 198,645
Winmark Corp. 295 121,518
Zumiez, Inc.* 1,659 36,614
6,787,932
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure, Inc., Class
a
A 2,487 39,668
Corsair Gaming, Inc.* 4,517 33,200
CPI Card Group, Inc.* 492 16,241
Diebold Nixdorf, Inc.* 2,554 118,046
Eastman Kodak Co.* 6,113 44,319
Immersion Corp. 3,057 27,330
IonQ, Inc.*(b) 20,051 731,861
Turtle Beach Corp.* 1,733 29,998
Xerox Holdings Corp. 11,758 107,468
1,148,131
Textiles, Apparel & Luxury Goods — 0.3%
Figs, Inc., Class
a
A* 13,133 68,160
G-III Apparel Group Ltd.* 4,086 121,068
Hanesbrands, Inc.* 35,711 310,686
Kontoor Brands, Inc. 5,626 516,354
Movado Group, Inc. 1,526 31,054

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
151
URTY
::
Investments
Shares Value
Common Stocks (a) (continued)
Oxford Industries, Inc. 1,499 $ 124,672
Rocky Brands, Inc. 732 15,885
Steven Madden Ltd. 7,327 333,965
Superior Group of Cos., Inc. 1,314 22,246
Vera Bradley, Inc.* 2,592 15,163
Wolverine World Wide, Inc. 8,023 186,053
1,745,306
Tobacco — 0.1%
Ispire Technology, Inc.* 1,942 11,924
Turning Point Brands, Inc. 1,733 107,273
Universal Corp. 2,429 138,744
257,941
Trading Companies & Distributors — 1.4%
Alta Equipment Group, Inc. 2,711 21,444
Applied Industrial Technologies,
Inc. 3,888 1,068,111
Beacon Roofing Supply, Inc.* 6,438 727,623
BlueLinx Holdings, Inc.* 840 105,588
Boise Cascade Co. 4,002 590,695
Custom Truck One Source, Inc.* 5,156 30,833
Distribution Solutions Group,
Inc.* 1,061 41,501
DNOW, Inc.* 10,660 160,433
DXP Enterprises, Inc.* 1,262 92,467
EVI Industries, Inc. 522 10,252
FTAI Aviation Ltd. 10,266 1,733,140
GATX Corp. 3,607 592,125
Global Industrial Co. 1,377 38,900
GMS, Inc.* 4,046 406,016
H&E Equipment Services, Inc. 3,260 194,752
Herc Holdings, Inc. 2,844 659,808
Hudson Technologies, Inc.* 4,493 26,688
Karat Packaging, Inc. 691 21,345
McGrath RentCorp 2,466 300,482
MRC Global, Inc.* 8,518 118,996
Rush Enterprises, Inc., Class
a
A 6,149 380,931
Rush Enterprises, Inc., Class
a
B 894 50,967
Titan Machinery, Inc.* 2,089 32,275
Transcat, Inc.* 913 95,765
Willis Lease Finance Corp. 288 62,804
Xometry, Inc., Class
a
A* 4,250 131,963
7,695,904
Transportation Infrastructure — 0.0%(d)
Sky Harbour Group Corp.* 1,147 12,938
Water Utilities — 0.2%
American States Water Co. 3,767 321,363
Cadiz, Inc.* 4,258 18,906
California Water Service Group 5,850 299,462
Consolidated Water Co. Ltd. 1,517 40,853
Global Water Resources, Inc. 1,169 15,665
Middlesex Water Co. 1,785 116,801
Pure Cycle Corp.* 2,099 30,519
SJW Group 3,325 185,269
York Water Co. (The) 1,447 51,860
1,080,698
Investments
Shares Value
Common Stocks (a) (continued)
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 6,546 $ 52,564
Spok Holdings, Inc. 1,849 30,342
Telephone and Data Systems,
Inc. 9,969 340,741
423,647
Total Common Stocks
(Cost $236,271,014)
293,230,477
Number of
Rights
Rights — 0 .0% (d)
Biotechnology — 0.0%(d)
Aduro Biotech, Inc., CVR*(e) 899 —
Cartesian Therapeutics,
Inc.*(e) 9,359 1,685
Chinook Therape, CVR*(e) 4,511 —
Oncternal Therapeutics,
Inc., CVR*(e) 23 —
Tobira Therapeutics, Inc.,
CVR*(e) 218 —
1,685
Food Products — 0.0%(d)
Prevail Therape, CVR*(e) 1,074 537
Specialty Retail — 0.0%(d)
RumbleON, Inc., expiring
5/27/2025* 1,568 282
Total Rights
(Cost $3,929) 2,504
Shares
Securities Lending Reinvestments (f) — 0 .8%
Investment Companies — 0 .8%
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (g)
(Cost $4,557,516) 4,557,516 4,557,516
Principal
Amount
Short-Term Investments — 8 .9%
Repurchase Agreements (h) — 6 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$35,174,015
(Cost $35,160,947) $ 35,160,947
35,160,947

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
152
URTY
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 2 .5%
U.S. Treasury Bills
4.43%, 2/11/2025 (i)
(Cost $13,381,605) $ 13,500,000 $ 13,383,383
Total Short-Term Investments
(Cost $48,542,552) 48,544,330
Total Investments — 63.4%
(Cost $289,375,011) 346,334,827
Other assets less liabilities — 36.6% 200,105,192
Net Assets — 100.0% $ 546,440,019
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $17,305,595.
(b) The security or a portion of this security is on loan at November
30, 2024. The total value of securities on loan at November
30, 2024 was $5,038,341, collateralized in the form of cash
with a value of $4,557,516 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $462,638 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from December 5, 2024 – August 15, 2054. The total value of
collateral is $5,020,154.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d) Represents less than 0.05% of net assets.
(e) Illiquid security.
(f) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $4,557,516.
(g) Rate shown is the 7-day yield as of November 30, 2024.
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(i) The rate shown was the current yield as of November 30, 2024.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 225,087,314
Aggregate gross unrealized depreciation (22,022,629)
Net unrealized appreciation $ 203,064,685
Federal income tax cost $ 300,163,562

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
153
URTY
::
Futures Contracts Purchased
UltraPro Russell2000 had the following open long futures contracts as of November 30, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000 E-Mini Index 320 12/20/2024 U.S. Dollar $ 39,113,600 $ 3,412,030
Swap Agreements
a
UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
269,023,056 3/6/2025
Bank of
America NA 4.93% Russell 2000
®
Index 18,509,860 (18,312,048) (64,041) 133,771
185,555,643 11/6/2025
Barclays
Capital 5.43% Russell 2000
®
Index 23,528,758 (23,528,758) — —
242,820,492 2/11/2025
BNP Paribas
SA 4.83% Russell 2000
®
Index 30,810,493 (29,979,022) — 831,471
224,745,057 11/6/2025 Citibank NA 5.13% Russell 2000
®
Index 24,042,047 (24,042,047) — —
81,682,757 3/6/2025
Goldman Sachs
International 5.13% Russell 2000
®
Index 30,599,311 (30,599,311) — —
31,108,545 11/6/2025
Morgan
Stanley & Co.
International plc 5.08% Russell 2000
®
Index 11,079,897 (11,079,897) — —
134,039,191 3/6/2026
Societe
Generale 5.48% Russell 2000
®
Index 12,303,286 (12,274,482) — 28,804
138,032,148 11/6/2026 UBS AG 5.28% Russell 2000
®
Index 2,607,738 (2,102,507) — 505,231
1,307,006,889 153,481,390
Total Unrealized
Appreciation
153,481,390
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO S&P500
®
:: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
154
UPRO
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 50 .6%
Aerospace & Defense — 1.0%
Axon Enterprise, Inc.* 3,227 $ 2,087,740
Boeing Co. (The)* 32,842 5,104,961
General Dynamics Corp. 11,509 3,268,671
General Electric Co. 48,396 8,815,815
Howmet Aerospace, Inc. 18,234 2,158,541
Huntington Ingalls Industries,
Inc. 1,770 350,319
L3Harris Technologies, Inc. 8,472 2,086,230
Lockheed Martin Corp. 9,464 5,010,336
Northrop Grumman Corp. 6,143 3,007,920
RTX Corp. 59,347 7,230,245
Textron, Inc. 8,359 715,781
TransDigm Group, Inc. 2,503 3,136,184
42,972,743
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. 5,248 554,084
Expeditors International of
Washington, Inc. 6,289 764,994
FedEx Corp. 10,049 3,041,531
United Parcel Service, Inc.,
Class
a
B 32,682 4,435,601
8,796,210
Automobile Components — 0.0%(b)
Aptiv plc* 11,816 656,142
BorgWarner, Inc. 10,159 348,657
1,004,799
Automobiles — 1.1%
Ford Motor Co. 174,324 1,940,226
General Motors Co. 50,167 2,788,783
Tesla, Inc.* 123,891 42,762,218
47,491,227
Banks — 1.8%
Bank of America Corp. 301,361 14,317,661
Citigroup, Inc. 85,151 6,034,651
Citizens Financial Group, Inc. 20,009 963,233
Fifth Third Bancorp 30,256 1,454,103
Huntington Bancshares, Inc. 64,800 1,167,048
JPMorgan Chase & Co. 126,966 31,705,950
KeyCorp 41,387 806,219
M&T Bank Corp. 7,469 1,643,105
PNC Financial Services Group,
Inc. (The) 17,730 3,806,986
Regions Financial Corp. 40,879 1,114,362
Truist Financial Corp. 59,790 2,850,787
US Bancorp 69,667 3,712,554
Wells Fargo & Co. 151,991 11,577,155
81,153,814
Beverages — 0.6%
Brown-Forman Corp., Class
a
B 8,180 344,214
Coca-Cola Co. (The) 173,135 11,094,491
Constellation Brands, Inc.,
Class
a
A 7,013 1,689,782
Investments
Shares Value
Common Stocks (a) (continued)
Keurig Dr Pepper, Inc. 47,096 $ 1,537,685
Molson Coors Beverage Co.,
Class
a
B 7,792 483,572
Monster Beverage Corp.* 31,491 1,736,099
PepsiCo, Inc. 61,285 10,017,033
26,902,876
Biotechnology — 0.8%
AbbVie, Inc. 78,854 14,424,762
Amgen, Inc. 23,927 6,768,230
Biogen, Inc.* 6,525 1,048,111
Gilead Sciences, Inc. 55,600 5,147,448
Incyte Corp.* 7,142 532,722
Moderna, Inc.* 15,125 651,283
Regeneron Pharmaceuticals,
Inc.* 4,749 3,562,795
Vertex Pharmaceuticals, Inc.* 11,524 5,394,730
37,530,081
Broadline Retail — 2.0%
Amazon.com, Inc.* 417,005 86,691,170
eBay, Inc. 21,863 1,383,709
88,074,879
Building Products — 0.3%
A O Smith Corp. 5,342 397,926
Allegion plc 3,861 543,783
Builders FirstSource, Inc.* 5,203 970,204
Carrier Global Corp. 37,506 2,901,839
Johnson Controls International
plc 29,812 2,500,034
Masco Corp. 9,736 784,332
Trane Technologies plc 10,065 4,189,254
12,287,372
Capital Markets — 1.7%
Ameriprise Financial, Inc. 4,353 2,498,491
Bank of New York Mellon Corp.
(The) 32,926 2,695,652
Blackrock, Inc. 6,222 6,363,862
Blackstone, Inc. 32,158 6,145,072
Cboe Global Markets, Inc. 4,687 1,011,689
Charles Schwab Corp. (The) 66,662 5,516,947
CME Group, Inc. 16,109 3,833,942
FactSet Research Systems, Inc. 1,722 844,934
Franklin Resources, Inc. 13,772 313,451
Goldman Sachs Group, Inc.
(The) 14,148 8,610,048
Intercontinental Exchange, Inc. 25,636 4,126,371
Invesco Ltd. 20,061 362,903
KKR & Co., Inc. 30,074 4,898,152
MarketAxess Holdings, Inc. 1,747 451,931
Moody's Corp. 7,010 3,504,860
Morgan Stanley 55,650 7,324,096
MSCI, Inc., Class
a
A 3,508 2,138,582
Nasdaq, Inc. 18,468 1,532,659
Northern Trust Corp. 8,979 998,106
Raymond James Financial, Inc. 8,256 1,397,576
S&P Global, Inc. 14,260 7,450,993
State Street Corp. 13,305 1,310,676

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
155
UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
T. Rowe Price Group, Inc. 9,922 $ 1,228,740
74,559,733
Chemicals — 0.7%
Air Products and Chemicals,
Inc. 9,909 3,312,876
Albemarle Corp. 5,264 566,933
Celanese Corp., Class
a
A 4,879 357,192
CF Industries Holdings, Inc. 8,043 721,135
Corteva, Inc. 30,908 1,923,714
Dow, Inc. 31,272 1,382,535
DuPont de Nemours, Inc. 18,619 1,556,362
Eastman Chemical Co. 5,227 547,371
Ecolab, Inc. 11,316 2,815,081
FMC Corp. 5,568 329,013
International Flavors &
Fragrances, Inc. 11,375 1,039,220
Linde plc 21,447 9,886,852
LyondellBasell Industries NV,
Class
a
A 11,593 966,161
Mosaic Co. (The) 14,249 377,029
PPG Industries, Inc. 10,395 1,292,826
Sherwin-Williams Co. (The) 10,354 4,114,680
31,188,980
Commercial Services & Supplies — 0.3%
Cintas Corp. 15,258 3,445,104
Copart, Inc.* 39,050 2,475,379
Republic Services, Inc., Class
a
A 9,114 1,989,586
Rollins, Inc. 12,542 631,239
Veralto Corp. 11,043 1,194,742
Waste Management, Inc. 16,267 3,712,455
13,448,505
Communications Equipment — 0.4%
Arista Networks, Inc.* 11,496 4,665,307
Cisco Systems, Inc. 179,819 10,647,083
F5, Inc.* 2,619 655,666
Juniper Networks, Inc. 14,714 528,527
Motorola Solutions, Inc. 7,491 3,743,253
20,239,836
Construction & Engineering — 0.1%
Quanta Services, Inc. 6,572 2,264,185
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 2,742 1,645,200
Vulcan Materials Co. 5,899 1,699,679
3,344,879
Consumer Finance — 0.3%
American Express Co. 25,050 7,632,234
Capital One Financial Corp. 17,075 3,278,571
Discover Financial Services 11,239 2,050,331
Synchrony Financial 17,673 1,193,281
14,154,417
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp. 19,779 19,222,814
Investments
Shares Value
Common Stocks (a) (continued)
Dollar General Corp. 9,832 $ 759,719
Dollar Tree, Inc.* 8,999 641,359
Kroger Co. (The) 29,615 1,808,884
Sysco Corp. 21,938 1,691,639
Target Corp. 20,628 2,729,291
Walgreens Boots Alliance, Inc. 31,974 288,405
Walmart, Inc. 193,868 17,932,790
45,074,901
Containers & Packaging — 0.1%
Amcor plc 64,525 686,546
Avery Dennison Corp. 3,639 749,452
Ball Corp. 13,583 844,319
International Paper Co. 15,526 913,395
Packaging Corp. of America 3,973 988,681
Smurfit WestRock plc 21,953 1,207,854
5,390,247
Distributors — 0.0%(b)
Genuine Parts Co. 6,225 788,894
LKQ Corp. 11,786 463,072
Pool Corp. 1,735 654,251
1,906,217
Diversified Telecommunication Services — 0.3%
AT&T, Inc. 320,040 7,412,126
Verizon Communications, Inc. 187,846 8,329,092
15,741,218
Electric Utilities — 0.8%
Alliant Energy Corp. 11,437 722,819
American Electric Power Co.,
Inc. 23,786 2,375,270
Constellation Energy Corp. 13,944 3,577,473
Duke Energy Corp. 34,448 4,032,139
Edison International 17,227 1,511,669
Entergy Corp. 9,529 1,488,144
Evergy, Inc. 10,272 663,879
Eversource Energy 15,947 1,028,422
Exelon Corp. 44,648 1,766,275
FirstEnergy Corp. 22,882 973,629
NextEra Energy, Inc. 91,722 7,215,770
NRG Energy, Inc. 9,217 936,539
PG&E Corp. 95,402 2,063,545
Pinnacle West Capital Corp. 5,106 478,432
PPL Corp. 32,911 1,149,581
Southern Co. (The) 48,786 4,348,296
Xcel Energy, Inc. 24,906 1,807,179
36,139,061
Electrical Equipment — 0.4%
AMETEK, Inc. 10,356 2,012,999
Eaton Corp. plc 17,715 6,650,565
Emerson Electric Co. 25,543 3,387,002
GE Vernova, Inc.* 12,272 4,100,321
Generac Holdings, Inc.* 2,704 508,893
Hubbell, Inc., Class
a
B 2,374 1,092,254
Rockwell Automation, Inc. 5,101 1,505,509
19,257,543

See accompanying notes to the financial statements.
ULTRAPRO S&P500
®
:: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
156
UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class
a
A 53,739 $ 3,904,138
CDW Corp. 5,979 1,051,885
Corning, Inc. 34,362 1,672,399
Jabil, Inc. 5,101 692,869
Keysight Technologies, Inc.* 7,776 1,328,452
TE Connectivity plc 13,604 2,055,836
Teledyne Technologies, Inc.* 2,102 1,020,017
Trimble, Inc.* 10,861 792,527
Zebra Technologies Corp.,
Class
a
A* 2,283 929,181
13,447,304
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class
a
A 44,298 1,946,897
Halliburton Co. 39,418 1,255,858
Schlumberger NV 63,364 2,784,214
5,986,969
Entertainment — 0.7%
Electronic Arts, Inc. 10,766 1,762,071
Live Nation Entertainment, Inc.* 7,010 969,132
Netflix, Inc.* 19,149 16,981,525
Take-Two Interactive Software,
Inc.* 7,259 1,367,450
Walt Disney Co. (The) 80,923 9,506,025
Warner Bros Discovery, Inc.* 99,593 1,043,735
31,629,938
Financial Services — 2.2%
Berkshire Hathaway, Inc.,
Class
a
B* 81,794 39,508,138
Corpay, Inc.* 3,145 1,198,811
Fidelity National Information
Services, Inc. 24,380 2,079,614
Fiserv, Inc.* 25,720 5,683,091
Global Payments, Inc. 11,348 1,349,958
Jack Henry & Associates, Inc. 3,237 570,294
Mastercard, Inc., Class
a
A 36,755 19,588,210
PayPal Holdings, Inc.* 45,644 3,960,530
Visa, Inc., Class
a
A 74,449 23,457,391
97,396,037
Food Products — 0.3%
Archer-Daniels-Midland Co. 21,340 1,165,164
Bunge Global SA 6,286 564,106
Conagra Brands, Inc. 21,385 589,157
General Mills, Inc. 24,863 1,647,422
Hershey Co. (The) 6,589 1,160,521
Hormel Foods Corp. 12,960 420,293
J M Smucker Co. (The) 4,769 561,740
Kellanova 11,967 972,797
Kraft Heinz Co. (The) 39,405 1,259,778
Lamb Weston Holdings, Inc. 6,409 495,031
McCormick & Co., Inc.
(Non-Voting) 11,288 885,092
Mondelez International, Inc.,
Class
a
A 59,631 3,873,033
The Campbell's Co. 8,808 406,930
Investments
Shares Value
Common Stocks (a) (continued)
Tyson Foods, Inc., Class
a
A 12,796 $ 825,342
14,826,406
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 6,969 1,054,549
Ground Transportation — 0.5%
CSX Corp. 86,537 3,162,927
JB Hunt Transport Services,
Inc. 3,641 688,550
Norfolk Southern Corp. 10,088 2,782,775
Old Dominion Freight Line, Inc. 8,446 1,901,532
Uber Technologies, Inc.* 93,760 6,746,970
Union Pacific Corp. 27,212 6,657,688
21,940,442
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories 77,648 9,222,253
Align Technology, Inc.* 3,184 741,140
Baxter International, Inc. 22,776 767,779
Becton Dickinson & Co. 12,869 2,855,631
Boston Scientific Corp.* 65,742 5,960,170
Cooper Cos., Inc. (The)* 8,908 930,530
Dexcom, Inc.* 17,898 1,395,865
Edwards Lifesciences Corp.* 26,899 1,919,244
GE HealthCare Technologies,
Inc. 20,360 1,694,359
Hologic, Inc.* 10,364 823,938
IDEXX Laboratories, Inc.* 3,690 1,556,257
Insulet Corp.* 3,180 848,360
Intuitive Surgical, Inc.* 15,807 8,567,394
Medtronic plc 57,256 4,954,934
ResMed, Inc. 6,553 1,631,828
Solventum Corp.* 6,180 441,932
STERIS plc 4,378 959,045
Stryker Corp. 15,272 5,988,915
Teleflex, Inc. 2,118 408,456
Zimmer Biomet Holdings, Inc. 9,086 1,018,540
52,686,570
Health Care Providers & Services — 1.2%
Cardinal Health, Inc. 10,842 1,325,326
Cencora, Inc. 7,769 1,954,292
Centene Corp.* 23,416 1,404,960
Cigna Group (The) 12,470 4,212,366
CVS Health Corp. 56,173 3,361,954
DaVita, Inc.* 2,069 343,806
Elevance Health, Inc. 10,344 4,209,594
HCA Healthcare, Inc. 8,266 2,704,800
Henry Schein, Inc.* 5,666 436,565
Humana, Inc. 5,365 1,590,079
Labcorp Holdings, Inc. 3,764 907,726
McKesson Corp. 5,774 3,628,959
Molina Healthcare, Inc.* 2,664 793,606
Quest Diagnostics, Inc. 4,957 806,306
UnitedHealth Group, Inc. 41,247 25,168,919
Universal Health Services, Inc.,
Class
a
B 2,710 555,550
53,404,808

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
157
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::
Investments
Shares Value
Common Stocks (a) (continued)
Health Care REITs — 0.1%
Alexandria Real Estate Equities,
Inc., REIT 6,963 $ 767,532
Healthpeak Properties, Inc.,
REIT 31,407 690,640
Ventas, Inc., REIT 18,431 1,180,874
Welltower, Inc., REIT 25,829 3,569,051
6,208,097
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 31,352 577,504
Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc., Class
a
A* 19,629 2,671,703
Booking Holdings, Inc. 1,494 7,771,758
Caesars Entertainment, Inc.* 9,645 371,236
Carnival Corp.* 45,121 1,147,427
Chipotle Mexican Grill, Inc.,
Class
a
A* 61,172 3,763,301
Darden Restaurants, Inc. 5,278 930,353
Domino's Pizza, Inc. 1,572 748,571
Expedia Group, Inc.* 5,560 1,026,487
Hilton Worldwide Holdings, Inc. 10,996 2,786,826
Las Vegas Sands Corp. 15,740 835,164
Marriott International, Inc.,
Class
a
A 10,416 3,011,162
McDonald's Corp. 31,993 9,470,248
MGM Resorts International* 10,306 395,132
Norwegian Cruise Line Holdings
Ltd.* 19,612 527,367
Royal Caribbean Cruises Ltd. 10,560 2,577,274
Starbucks Corp. 50,583 5,182,734
Wynn Resorts Ltd. 4,191 395,547
Yum! Brands, Inc. 12,543 1,742,724
45,355,014
Household Durables — 0.2%
DR Horton, Inc. 13,152 2,219,795
Garmin Ltd. 6,852 1,456,735
Lennar Corp., Class
a
A 10,801 1,883,586
Mohawk Industries, Inc.* 2,305 320,003
NVR, Inc.* 164 1,514,635
PulteGroup, Inc. 9,228 1,248,272
8,643,026
Household Products — 0.6%
Church & Dwight Co., Inc. 10,910 1,201,518
Clorox Co. (The) 5,558 929,131
Colgate-Palmolive Co. 36,506 3,527,575
Kimberly-Clark Corp. 15,065 2,099,308
Procter & Gamble Co. (The) 105,117 18,843,273
26,600,805
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 31,741 413,903
Vistra Corp. 15,312 2,447,470
2,861,373
Investments
Shares Value
Common Stocks (a) (continued)
Industrial Conglomerates — 0.2%
3M Co. 24,492 $ 3,270,417
Honeywell International, Inc. 29,045 6,765,452
10,035,869
Industrial REITs — 0.1%
Prologis, Inc., REIT 41,321 4,825,466
Insurance — 1.1%
Aflac, Inc. 22,440 2,558,160
Allstate Corp. (The) 11,798 2,446,787
American International Group,
Inc. 28,758 2,210,915
Aon plc, Class
a
A 9,697 3,796,763
Arch Capital Group Ltd. 16,703 1,682,326
Arthur J Gallagher & Co. 9,792 3,057,454
Assurant, Inc. 2,305 523,466
Brown & Brown, Inc. 10,557 1,193,997
Chubb Ltd. 16,728 4,829,875
Cincinnati Financial Corp. 6,992 1,117,531
Erie Indemnity Co., Class
a
A 1,134 499,595
Everest Group Ltd. 1,918 743,340
Globe Life, Inc. 4,008 445,850
Hartford Financial Services
Group, Inc. (The) 13,130 1,619,060
Loews Corp. 8,137 705,722
Marsh & McLennan Cos., Inc. 21,938 5,116,600
MetLife, Inc. 26,290 2,319,567
Principal Financial Group, Inc. 9,490 826,484
Progressive Corp. (The) 26,153 7,032,019
Prudential Financial, Inc. 15,928 2,061,243
Travelers Cos., Inc. (The) 10,171 2,705,893
W R Berkley Corp. 13,382 863,808
Willis Towers Watson plc 4,563 1,469,286
49,825,741
Interactive Media & Services — 3.0%
Alphabet, Inc., Class
a
A 261,416 44,166,233
Alphabet, Inc., Class
a
C 214,450 36,561,580
Match Group, Inc.* 11,509 376,805
Meta Platforms, Inc., Class
a
A 97,496 55,993,903
137,098,521
IT Services — 0.6%
Accenture plc, Class
a
A 27,979 10,138,750
Akamai Technologies, Inc.* 6,743 633,977
Cognizant Technology Solutions
Corp., Class
a
A 22,138 1,781,888
EPAM Systems, Inc.* 2,550 621,996
Gartner, Inc.* 3,424 1,773,392
GoDaddy, Inc., Class
a
A* 6,280 1,240,740
International Business
Machines Corp. 41,131 9,353,601
VeriSign, Inc.* 3,762 704,171
26,248,515
Leisure Products — 0.0%(b)
Hasbro, Inc. 5,835 380,150

See accompanying notes to the financial statements.
ULTRAPRO S&P500
®
:: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
158
UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. 13,010 $ 1,794,990
Bio-Techne Corp. 7,021 529,102
Charles River Laboratories
International, Inc.* 2,285 454,852
Danaher Corp. 28,693 6,877,425
IQVIA Holdings, Inc.* 7,740 1,554,502
Mettler-Toledo International,
Inc.* 934 1,168,621
Revvity, Inc. 5,531 642,370
Thermo Fisher Scientific, Inc. 17,082 9,047,140
Waters Corp.* 2,714 1,044,130
West Pharmaceutical Services,
Inc. 3,255 1,060,088
24,173,220
Machinery — 0.9%
Caterpillar, Inc. 21,662 8,797,155
Cummins, Inc. 6,121 2,295,620
Deere & Co. 11,426 5,323,373
Dover Corp. 6,143 1,264,844
Fortive Corp. 15,681 1,243,974
IDEX Corp. 3,352 773,072
Illinois Tool Works, Inc. 12,079 3,352,164
Ingersoll Rand, Inc. 18,031 1,878,289
Nordson Corp. 2,414 630,030
Otis Worldwide Corp. 17,888 1,842,106
PACCAR, Inc. 23,408 2,738,677
Parker-Hannifin Corp. 5,751 4,042,378
Pentair plc 7,410 807,616
Snap-on, Inc. 2,321 858,050
Stanley Black & Decker, Inc. 6,849 612,643
Westinghouse Air Brake
Technologies Corp. 7,766 1,558,015
Xylem, Inc. 10,833 1,373,083
39,391,089
Media — 0.3%
Charter Communications, Inc.,
Class
a
A* 4,317 1,713,698
Comcast Corp., Class
a
A 172,401 7,445,999
Fox Corp., Class
a
A 10,009 471,624
Fox Corp., Class
a
B 5,879 262,968
Interpublic Group of Cos., Inc.
(The) 16,748 516,006
News Corp., Class
a
A 16,893 495,810
News Corp., Class
a
B 5,035 161,573
Omnicom Group, Inc. 8,743 916,441
Paramount Global, Class
a
B 26,517 287,709
12,271,828
Metals & Mining — 0.2%
Freeport-McMoRan, Inc. 64,121 2,834,148
Newmont Corp. 51,209 2,147,705
Nucor Corp. 10,588 1,637,858
Steel Dynamics, Inc. 6,399 929,583
7,549,294
Investments
Shares Value
Common Stocks (a) (continued)
Multi-Utilities — 0.3%
Ameren Corp. 11,870 $ 1,120,409
CenterPoint Energy, Inc. 29,068 948,198
CMS Energy Corp. 13,310 927,840
Consolidated Edison, Inc. 15,388 1,547,879
Dominion Energy, Inc. 37,473 2,201,539
DTE Energy Co. 9,237 1,161,830
NiSource, Inc. 20,019 762,524
Public Service Enterprise
Group, Inc. 22,271 2,100,155
Sempra 28,279 2,648,894
WEC Energy Group, Inc. 14,149 1,429,757
14,849,025
Office REITs — 0.0%(b)
BXP, Inc., REIT 6,506 533,427
Oil, Gas & Consumable Fuels — 1.6%
APA Corp. 16,531 374,427
Chevron Corp. 75,926 12,294,697
ConocoPhillips 58,187 6,304,030
Coterra Energy, Inc. 32,993 881,573
Devon Energy Corp. 27,967 1,061,348
Diamondback Energy, Inc. 8,344 1,481,811
EOG Resources, Inc. 25,400 3,384,804
EQT Corp. 26,487 1,203,569
Exxon Mobil Corp. 198,366 23,399,253
Hess Corp. 12,314 1,812,375
Kinder Morgan, Inc. 86,187 2,436,506
Marathon Petroleum Corp. 14,900 2,326,635
Occidental Petroleum Corp. 30,059 1,520,384
ONEOK, Inc. 26,049 2,959,166
Phillips 66 18,682 2,503,014
Targa Resources Corp. 9,792 2,000,506
Texas Pacific Land Corp. 839 1,342,476
Valero Energy Corp. 14,270 1,984,672
Williams Cos., Inc. (The) 54,348 3,180,445
72,451,691
Passenger Airlines — 0.1%
Delta Air Lines, Inc. 28,612 1,826,018
Southwest Airlines Co. 26,771 866,310
United Airlines Holdings, Inc.* 14,698 1,423,207
4,115,535
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 10,381 748,678
Kenvue, Inc. 85,472 2,058,166
2,806,844
Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co. 90,506 5,359,765
Catalent, Inc.* 8,074 493,402
Eli Lilly & Co. 35,199 27,995,525
Johnson & Johnson 107,464 16,657,995
Merck & Co., Inc. 113,163 11,501,887
Pfizer, Inc. 252,958 6,630,029

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
159
UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Viatris, Inc. 53,258 $ 697,147
Zoetis, Inc., Class
a
A 20,255 3,549,689
72,885,439
Professional Services — 0.3%
Amentum Holdings, Inc.* 5,586 136,019
Automatic Data Processing, Inc. 18,216 5,591,037
Broadridge Financial Solutions,
Inc. 5,217 1,231,316
Dayforce, Inc.* 7,050 563,929
Equifax, Inc. 5,552 1,452,181
Jacobs Solutions, Inc. 5,590 789,476
Leidos Holdings, Inc. 6,039 998,851
Paychex, Inc. 14,276 2,088,151
Paycom Software, Inc. 2,231 517,413
Verisk Analytics, Inc., Class
a
A 6,343 1,866,174
15,234,547
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 13,429 1,879,926
CoStar Group, Inc.* 18,244 1,483,967
3,363,893
Residential REITs — 0.1%
AvalonBay Communities, Inc.,
REIT 6,305 1,483,882
Camden Property Trust, REIT 4,741 596,418
Equity Residential, REIT 15,259 1,169,755
Essex Property Trust, Inc., REIT 2,838 881,085
Invitation Homes, Inc., REIT 25,459 871,971
Mid-America Apartment
Communities, Inc., REIT 5,226 857,900
UDR, Inc., REIT 13,355 612,460
6,473,471
Retail REITs — 0.1%
Federal Realty Investment Trust,
REIT 3,327 388,095
Kimco Realty Corp., REIT 30,055 768,506
Realty Income Corp., REIT 38,879 2,250,705
Regency Centers Corp., REIT 7,279 550,220
Simon Property Group, Inc.,
REIT 13,702 2,515,687
6,473,213
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc.* 72,258 9,912,059
Analog Devices, Inc. 22,167 4,833,514
Applied Materials, Inc. 36,996 6,463,571
Broadcom, Inc. 207,752 33,672,444
Enphase Energy, Inc.* 6,035 430,597
First Solar, Inc.* 4,765 949,522
Intel Corp. 191,042 4,594,560
KLA Corp. 6,025 3,898,356
Lam Research Corp. 58,137 4,295,162
Microchip Technology, Inc. 23,901 1,629,331
Micron Technology, Inc. 49,521 4,850,582
Monolithic Power Systems, Inc. 2,196 1,246,537
NVIDIA Corp. 1,097,888 151,783,016
NXP Semiconductors NV 11,326 2,597,845
Investments
Shares Value
Common Stocks (a) (continued)
ON Semiconductor Corp.* 19,106 $ 1,358,819
Qorvo, Inc.* 4,247 293,255
QUALCOMM, Inc. 49,722 7,882,429
Skyworks Solutions, Inc. 7,136 625,042
Teradyne, Inc. 7,269 799,590
Texas Instruments, Inc. 40,804 8,202,828
250,319,059
Software — 5.2%
Adobe, Inc.* 19,782 10,206,127
ANSYS, Inc.* 3,878 1,361,566
Autodesk, Inc.* 9,617 2,807,202
Cadence Design Systems, Inc.* 12,253 3,759,343
Crowdstrike Holdings, Inc.,
Class
a
A* 10,328 3,573,178
Fair Isaac Corp.* 1,112 2,641,033
Fortinet, Inc.* 28,337 2,693,432
Gen Digital, Inc. 24,196 746,447
Intuit, Inc. 12,470 8,002,373
Microsoft Corp. 331,784 140,497,253
Oracle Corp. 71,309 13,180,756
Palantir Technologies, Inc.,
Class
a
A* 89,859 6,027,742
Palo Alto Networks, Inc.* 14,409 5,588,098
PTC, Inc.* 5,353 1,070,921
Roper Technologies, Inc. 4,771 2,702,485
Salesforce, Inc. 43,289 14,284,937
ServiceNow, Inc.* 9,197 9,651,700
Synopsys, Inc.* 6,806 3,801,083
Tyler Technologies, Inc.* 1,883 1,184,727
233,780,403
Specialized REITs — 0.5%
American Tower Corp., REIT 20,848 4,357,232
Crown Castle, Inc., REIT 19,407 2,061,994
Digital Realty Trust, Inc., REIT 13,769 2,694,456
Equinix, Inc., REIT 4,252 4,173,253
Extra Space Storage, Inc., REIT 9,451 1,615,743
Iron Mountain, Inc., REIT 13,151 1,626,384
Public Storage, REIT 7,018 2,442,615
SBA Communications Corp.,
Class
a
A, REIT 4,758 1,076,497
VICI Properties, Inc., Class
a
A,
REIT 46,699 1,522,854
Weyerhaeuser Co., REIT 32,460 1,047,160
22,618,188
Specialty Retail — 1.0%
AutoZone, Inc.* 736 2,332,781
Best Buy Co., Inc. 8,728 785,520
CarMax, Inc.* 6,984 586,447
Home Depot, Inc. (The) 44,260 18,993,294
Lowe's Cos., Inc. 25,467 6,937,975
O'Reilly Automotive, Inc.* 2,602 3,234,858
Ross Stores, Inc. 14,845 2,299,045
TJX Cos., Inc. (The) 50,435 6,339,175
Tractor Supply Co. 4,775 1,354,524
Ulta Beauty, Inc.* 2,153 832,436
43,696,055

See accompanying notes to the financial statements.
ULTRAPRO S&P500
®
:: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
160
UPRO
::
Investments
Shares Value
Common Stocks (a) (continued)
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc. 678,696 $ 161,074,922
Dell Technologies, Inc., Class
a
C 12,819 1,635,576
Hewlett Packard Enterprise Co. 57,993 1,230,611
HP, Inc. 43,668 1,547,157
NetApp, Inc. 9,173 1,124,977
Seagate Technology Holdings
plc 9,372 949,665
Super Micro Computer, Inc.* 22,575 736,848
Western Digital Corp.* 14,613 1,066,603
169,366,359
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 6,794 1,331,352
Lululemon Athletica, Inc.* 5,141 1,648,513
NIKE, Inc., Class
a
B 53,680 4,228,374
Ralph Lauren Corp., Class
a
A 1,766 408,653
Tapestry, Inc. 10,287 640,674
8,257,566
Tobacco — 0.3%
Altria Group, Inc. 76,186 4,398,980
Philip Morris International, Inc. 69,360 9,229,041
13,628,021
Trading Companies & Distributors — 0.2%
Fastenal Co. 25,539 2,134,039
United Rentals, Inc. 2,964 2,566,824
WW Grainger, Inc. 1,979 2,385,368
7,086,231
Water Utilities — 0.0%(b)
American Water Works Co., Inc. 8,701 1,191,515
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 21,879 5,402,800
Total Common Stocks
(Cost $2,328,779,272)
2,277,875,540
Securities Lending Reinvestments (c) — 0 .0% (b)
Investment Companies — 0 .0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 4.58% (d)
(Cost $1,100) 1,100 1,100
Principal
Amount
Short-Term Investments — 23 .5%
Repurchase Agreements (e) — 0 .0% (b)
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $637,319
(Cost $637,080) $ 637,080
637,080
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 23 .5%
U.S. Treasury Bills
4.91%, 12/3/2024 (f) $ 140,000,000 $ 139,982,597
4.49%, 12/10/2024 (f) 25,000,000 24,974,889
5.25%, 12/26/2024 (f) 150,000,000 149,545,999
4.50%, 1/14/2025 (f) 175,000,000 174,066,953
4.56%, 1/23/2025 (f) 100,000,000 99,361,492
4.47%, 1/28/2025 (f) 75,000,000 74,469,485
4.43%, 2/11/2025 (f) 100,000,000 99,136,167
4.44%, 2/13/2025 (f) 75,000,000 74,330,833
4.52%, 2/18/2025 (f) 125,000,000 123,820,521
4.46%, 3/11/2025 (f) 100,000,000 98,795,294
Total U.S. Treasury Obligations
(Cost $1,058,251,723) 1,058,484,230
Total Short-Term Investments
(Cost $1,058,888,803) 1,059,121,310
Total Investments — 74.1%
(Cost $3,387,669,175) 3,336,997,950
Other assets less liabilities — 25.9% 1,168,605,748
Net Assets — 100.0% $ 4,505,603,698
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $803,974,981.
* Non-income producing security.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2024. The total value of
securities purchased was $1,100.
(d) Rate shown is the 7-day yield as of November 30, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(f) The rate shown was the current yield as of November 30, 2024.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,177,391,337
Aggregate gross unrealized depreciation (140,135,537)
Net unrealized appreciation $ 1,037,255,800
Federal income tax cost $ 3,395,295,630

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
161
UPRO
::
Futures Contracts Purchased
UltraPro S&P500
®
had the following open long futures contracts as of November 30, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500 E-Mini Index 1,907 12/20/2024 U.S. Dollar $ 577,010,525 $ 26,632,154
Swap Agreements
a
UltraPro S&P500
®
had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
1,322,870,772 12/8/2025
Bank of
America NA 5.28% S&P 500
®
131,636,209 (130,035,025) — 1,601,184
1,217,617,806 4/7/2026
Barclays
Capital 5.53% S&P 500
®
20,601,514 (14,918,283) (171,611) 5,511,620
1,382,760,241 12/8/2025
BNP Paribas
SA 5.33% S&P 500
®
142,556,362 (134,864,724) (13) 7,691,625
695,267,989 3/6/2026 Citibank NA 5.33% S&P 500
®
17,355,480 (14,492,219) — 2,863,261
1,416,849,220 11/6/2025
Goldman Sachs
International 5.33% S&P 500
®
178,412,928 (178,412,928) — —
1,471,460,356 4/7/2025
J.P. Morgan
Securities 5.33% S&P 500
®
176,749,058 (176,749,058) — —
805,413,216 3/6/2025
Morgan
Stanley & Co.
International plc 5.43% S&P 500
®
181,448,609 (180,940,737) — 507,872
1,275,395,941 11/6/2025
Societe
Generale 5.63% S&P 500
®
193,115,690 (192,467,747) — 647,943
1,074,553,882 3/6/2026 UBS AG 5.38% S&P 500
®
27,045,476 (21,559,276) — 5,486,200
10,662,189,423 1,068,921,326
Total Unrealized
Appreciation
1,068,921,326
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
162
TTT
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 91 .6%
Repurchase Agreements (a) — 68 .8%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$19,604,452
(Cost $19,597,167) $ 19,597,167
$ 19,597,167
U.S. Treasury Obligations (b) — 22 .8%
U.S. Treasury Bills
5.25%, 12/26/2024 (c)
(Cost $6,476,923) 6,500,000 6,480,327
Total Short-Term Investments
(Cost $26,074,090) 26,077,494
Total Investments — 91.6%
(Cost $26,074,090) 26,077,494
Other assets less liabilities — 8.4% 2,404,274
Net Assets — 100.0% $ 28,481,768
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,491,058.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,510,600
Aggregate gross unrealized depreciation (1,164,826)
Net unrealized appreciation $ 2,345,774
Federal income tax cost $ 26,074,090
Futures Contracts Sold
UltraPro Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 8 3/20/2025 U.S. Dollar $ 956,250 $ (8,515)

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO SHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
163
TTT
::
Swap Agreements
a
UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(15,676,122) 11/6/2025
Bank of
America NA (4.38)%
ICE U.S. Treasury
20+ Year Bond Index (580,165) 382,837 — (197,328)
(11,856,643) 11/6/2025
Barclays
Capital (4.43)%
ICE U.S. Treasury
20+ Year Bond Index (13,458) 13,458 — —
(10,348,235) 2/18/2025 Citibank NA (4.28)%
ICE U.S. Treasury
20+ Year Bond Index 1,428,129 (1,428,129) — —
(7,756,370) 11/6/2025
Goldman Sachs
International (4.30)%
ICE U.S. Treasury
20+ Year Bond Index (361,837) 291,837 70,000 —
(9,048,008) 11/5/2025
Morgan
Stanley & Co.
International plc (4.46)%
ICE U.S. Treasury
20+ Year Bond Index (200,851) 159,515 — (41,336)
(6,520,949) 3/25/2025
Societe
Generale (4.37)%
ICE U.S. Treasury
20+ Year Bond Index 441,374 (441,374) — —
(23,511,449) 3/25/2025 UBS AG (4.28)%
ICE U.S. Treasury
20+ Year Bond Index 1,637,693 (1,637,693) — —
(84,717,776) 2,350,885
Total Unrealized
Appreciation
3,507,196
Total Unrealized
Depreciation
(1,156,311)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO SHORT DOW30
~
SM
:: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
164
SDOW
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 161 .4%
Repurchase Agreements (a) — 20 .9%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$55,565,976
(Cost $55,545,331) $ 55,545,331
$ 55,545,331
U.S. Treasury Obligations (b) — 140 .5%
U.S. Treasury Bills
4.64%, 12/5/2024 (c) 125,000,000 124,953,750
5.26%, 12/19/2024 (c) 50,000,000 49,892,664
4.48%, 1/14/2025 (c) 25,000,000 24,866,707
4.47%, 1/28/2025 (c) 75,000,000 74,469,485
4.43%, 2/11/2025 (c) 100,000,000 99,136,167
Total U.S. Treasury Obligations
(Cost $373,261,000) 373,318,773
Total Short-Term Investments
(Cost $428,806,331) 428,864,104
Total Investments — 161.4%
(Cost $428,806,331) 428,864,104
Liabilities in excess of other assets — (61.4%) (163,088,874)
Net Assets — 100.0% $ 265,775,230
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $203,294,548.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 57,773
Aggregate gross unrealized depreciation (164,980,007)
Net unrealized depreciation $ (164,922,234)
Federal income tax cost $ 428,806,331
Futures Contracts Sold
UltraPro Short Dow30
SM
had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 110 12/20/2024 U.S. Dollar $ 24,780,250 $ (1,075,970)

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO SHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
165
SDOW
::
Swap Agreements
a
UltraPro Short Dow30
SM
had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(105,495,117) 3/6/2025
Bank of
America NA (5.08)%
Dow Jones Industrial
Average
SM
(23,784,634) 23,784,634 — —
(116,857,511) 11/6/2025
Barclays
Capital (5.13)%
Dow Jones Industrial
Average
SM
(37,314,447) 37,314,447 — —
(114,342,515) 2/11/2025
BNP Paribas
SA (4.88)%
Dow Jones Industrial
Average
SM
(27,578,310) 27,578,310 — —
(133,070,256) 3/6/2026 Citibank NA (5.13)%
Dow Jones Industrial
Average
SM
(13,182,707) 13,182,707 — —
(66,782,137) 11/6/2026
Goldman Sachs
International (5.08)%
Dow Jones Industrial
Average
SM
(1,660,171) 1,660,171 — —
(44,596,275) 3/6/2025
Morgan
Stanley & Co.
International plc (4.93)%
Dow Jones Industrial
Average
SM
(23,623,277) 23,623,277 — —
(114,342,515) 3/6/2025
Societe
Generale (5.33)%
Dow Jones Industrial
Average
SM
(34,733,508) 34,733,508 — —
(77,054,505) 11/6/2026 UBS AG (4.98)%
Dow Jones Industrial
Average
SM
(2,026,983) 2,026,983 — —
(772,540,831) (163,904,037)
Total Unrealized
Depreciation
(163,904,037)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO SHORT MIDCAP400 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
166
SMDD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 150 .6%
Repurchase Agreements (a) — 44 .0%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $1,338,254
(Cost $1,337,757) $ 1,337,757
$ 1,337,757
U.S. Treasury Obligations (b) — 106 .6%
U.S. Treasury Bills
4.64%, 12/3/2024 (c) 1,750,000 1,749,783
4.41%, 1/16/2025 (c) 1,000,000 994,411
4.47%, 2/20/2025 (c) 500,000 495,136
Total U.S. Treasury Obligations
(Cost $3,238,988) 3,239,330
Total Short-Term Investments
(Cost $4,576,745) 4,577,087
Total Investments — 150.6%
(Cost $4,576,745) 4,577,087
Liabilities in excess of other assets — (50.6%) (1,537,648)
Net Assets — 100.0% $ 3,039,439
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,726,870.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 342
Aggregate gross unrealized depreciation (2,483,554)
Net unrealized depreciation $ (2,483,212)
Federal income tax cost $ 4,576,745
Futures Contracts Sold
UltraPro Short MidCap400 had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P Midcap 400 E-Mini Index 1 12/20/2024 U.S. Dollar $ 337,780 $ (31,172)
Swap Agreements
a
UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(3,231,533) 11/6/2025
Bank of
America NA (4.93)% S&P MidCap 400
®
(385,239) 283,965 20,631 (80,643)
(1,504,682) 2/11/2025
BNP Paribas
SA (4.78)% S&P MidCap 400
®
(847,893) 15,087 832,806 —
(1,333,007) 3/6/2026 Citibank NA (4.73)% S&P MidCap 400
®
(205,727) 159,980 — (45,747)
(2,608,790) 3/6/2025
Morgan
Stanley & Co.
International plc (4.93)% S&P MidCap 400
®
(1,009,971) 1,009,971 — —
(100,985) 11/6/2026
Societe
Generale (4.96)% S&P MidCap 400
®
(3,552) — 3,552 —
(8,778,997) (2,452,382)
Total Unrealized
Depreciation
(2,452,382)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO SHORT MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
167
SMDD
::
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO SHORT QQQ :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
168
SQQQ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 195 .8%
Repurchase Agreements (a) — 11 .5%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$235,828,396
(Cost $235,740,780) $ 235,740,780
$ 235,740,780
U.S. Treasury Obligations (b) — 184 .3%
U.S. Treasury Bills
4.87%, 12/3/2024 (c) 350,000,000 349,956,491
4.89%, 12/5/2024 (c) 375,000,000 374,861,250
4.49%, 12/10/2024 (c) 75,000,000 74,924,667
4.92%, 12/12/2024 (c) 250,000,000 249,684,930
4.67%, 12/17/2024 (c) 400,000,000 399,244,000
5.12%, 12/19/2024 (c) 300,000,000 299,355,984
4.51%, 1/7/2025 (c) 200,000,000 199,107,250
4.58%, 1/9/2025 (c) 125,000,000 124,408,009
4.48%, 1/14/2025 (c) 525,000,000 522,200,857
4.47%, 1/28/2025 (c) 75,000,000 74,469,485
4.43%, 2/11/2025 (c) 250,000,000 247,840,418
4.44%, 2/13/2025 (c) 425,000,000 421,208,056
4.47%, 2/20/2025 (c) 150,000,000 148,540,917
4.46%, 3/11/2025 (c) 300,000,000 296,385,882
Total U.S. Treasury Obligations
(Cost $3,781,573,016) 3,782,188,196
Total Short-Term Investments
(Cost $4,017,313,796) 4,017,928,976
Total Investments — 195.8%
(Cost $4,017,313,796) 4,017,928,976
Liabilities in excess of other assets — (95.8%) (1,965,767,589)
Net Assets — 100.0% $ 2,052,161,387
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,474,953,194.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 615,180
Aggregate gross unrealized depreciation (1,943,587,147)
Net unrealized depreciation $ (1,942,971,967)
Federal income tax cost $ 4,017,313,796
Futures Contracts Sold
UltraPro Short QQQ had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Nasdaq 100 E-Mini Index 495 12/20/2024 U.S. Dollar $ 207,835,650 $ (7,278,100)

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO SHORT QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
169
SQQQ
::
Swap Agreements
a
UltraPro Short QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(815,384,424) 3/6/2025
Bank of
America NA (5.08)% Nasdaq-100 Index
®
(259,744,266) 259,744,266 — —
(584,668,956) 11/6/2025
Barclays
Capital (5.13)% Nasdaq-100 Index
®
(364,439,403) 364,439,403 — —
(500,214,913) 1/26/2026
BNP Paribas
SA (5.13)% Nasdaq-100 Index
®
(96,840,580) 96,840,580 — —
(809,607,642) 3/6/2026 Citibank NA (5.13)% Nasdaq-100 Index
®
(96,199,165) 96,199,165 — —
(673,350,933) 3/13/2025
Goldman Sachs
International (4.93)% Nasdaq-100 Index
®
(381,065,631) 381,065,631 — —
(612,715,651) 4/7/2025
J.P. Morgan
Securities (5.13)% Nasdaq-100 Index
®
(203,439,990) 202,622,990 817,000 —
(535,838,402) 1/26/2026
Morgan
Stanley & Co.
International plc (4.93)% Nasdaq-100 Index
®
(81,921,161) 81,921,161 — —
(403,077,066) 4/7/2026 Nomura (4.98)% Nasdaq-100 Index
®
(41,902,130) 41,902,130 — —
(601,685,346) 11/6/2025
Societe
Generale (5.53)% Nasdaq-100 Index
®
(385,900,561) 385,900,561 — —
(412,259,303) 4/7/2026 UBS AG (4.98)% Nasdaq-100 Index
®
(24,856,160) 24,856,160 — —
(5,948,802,636) (1,936,309,047)
Total Unrealized
Depreciation
(1,936,309,047)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO SHORT RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
170
SRTY
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 191 .5%
Repurchase Agreements (a) — 20 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$13,575,804
(Cost $13,570,760) $ 13,570,760
$ 13,570,760
U.S. Treasury Obligations (b) — 171 .1%
U.S. Treasury Bills
4.95%, 12/10/2024 (c) 2,500,000 2,497,489
4.41%, 1/16/2025 (c) 18,497,000 18,393,619
4.47%, 1/30/2025 (c) 25,000,000 24,817,828
4.43%, 2/11/2025 (c) 18,700,000 18,538,463
4.47%, 2/20/2025 (c) 50,000,000 49,513,639
Total U.S. Treasury Obligations
(Cost $113,745,456) 113,761,038
Total Short-Term Investments
(Cost $127,316,216) 127,331,798
Total Investments — 191.5%
(Cost $127,316,216) 127,331,798
Liabilities in excess of other assets — (91.5%) (60,844,450)
Net Assets — 100.0% $ 66,487,348
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $67,893,075.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 15,582
Aggregate gross unrealized depreciation (90,727,102)
Net unrealized depreciation $ (90,711,520)
Federal income tax cost $ 127,316,216
Futures Contracts Sold
UltraPro Short Russell2000 had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Russell 2000 E-Mini Index 71 12/20/2024 U.S. Dollar $ 8,678,330 $ (562,296)
Swap Agreements
a
UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(20,663,554) 3/6/2026
Bank of
America NA (4.43)% Russell 2000
®
Index (10,083,113) 10,058,397 — (24,716)
(32,084,872) 11/6/2025
Barclays
Capital (5.03)% Russell 2000
®
Index (19,196,077) 4,714,809 14,481,268 —
(18,635,423) 3/6/2026
BNP Paribas
SA (4.48)% Russell 2000
®
Index (6,512,209) 5,422,209 1,090,000 —
(27,760,792) 11/6/2025 Citibank NA (4.63)% Russell 2000
®
Index (17,579,365) 17,219,365 360,000 —
(18,260,475) 11/6/2025
Goldman Sachs
International (4.73)% Russell 2000
®
Index (15,104,373) 2,444,373 12,660,000 —
(16,697,378) 1/26/2026
Morgan
Stanley & Co.
International plc (4.58)% Russell 2000
®
Index (2,462,223) 2,462,223 — —
(22,796,377) 1/26/2026
Societe
Generale (5.08)% Russell 2000
®
Index (3,156,618) 3,156,618 — —
(33,872,095) 11/6/2025 UBS AG (4.88)% Russell 2000
®
Index (16,070,828) 16,070,828 — —
(190,770,966) (90,164,806)
Total Unrealized
Depreciation
(90,164,806)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO SHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
171
SRTY
::
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO SHORT S&P500
®
:: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
172
SPXU
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 169 .9%
Repurchase Agreements (a) — 6 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$29,473,558
(Cost $29,462,608) $ 29,462,608
$ 29,462,608
U.S. Treasury Obligations (b) — 163 .5%
U.S. Treasury Bills
4.71%, 12/3/2024 (c) 50,000,000 49,993,784
4.64%, 12/5/2024 (c) 100,000,000 99,963,000
4.83%, 12/10/2024 (c) 95,500,000 95,404,076
5.03%, 12/19/2024 (c) 125,000,000 124,731,660
4.51%, 1/7/2025 (c) 100,000,000 99,553,625
4.49%, 1/14/2025 (c) 55,000,000 54,706,757
4.47%, 1/28/2025 (c) 25,000,000 24,823,162
4.47%, 1/30/2025 (c) 25,000,000 24,817,827
4.43%, 2/11/2025 (c) 100,000,000 99,136,167
4.52%, 2/18/2025 (c) 50,000,000 49,528,209
4.47%, 2/20/2025 (c) 25,000,000 24,756,819
Total U.S. Treasury Obligations
(Cost $747,278,492) 747,415,086
Total Short-Term Investments
(Cost $776,741,100) 776,877,694
Total Investments — 169.9%
(Cost $776,741,100) 776,877,694
Liabilities in excess of other assets — (69.9%) (319,511,335)
Net Assets — 100.0% $ 457,366,359
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $426,567,019.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 136,594
Aggregate gross unrealized depreciation (324,847,576)
Net unrealized depreciation $ (324,710,982)
Federal income tax cost $ 776,741,100
Futures Contracts Sold
UltraPro Short S&P500
®
had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500 E-Mini Index 153 12/20/2024 U.S. Dollar $ 46,293,975 $ (1,553,232)

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRAPRO SHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
173
SPXU
::
Swap Agreements
a
UltraPro Short S&P500
®
had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(91,873,147) 3/6/2025
Bank of
America NA (4.98)% S&P 500
®
(87,137,787) 87,137,787 — —
(153,819,658) 3/6/2026
Barclays
Capital (5.13)% S&P 500
®
(32,832,650) 32,832,650 — —
(93,164,077) 11/6/2025
BNP Paribas
SA (5.03)% S&P 500
®
(25,578,059) 25,578,059 — —
(157,028,884) 3/6/2026 Citibank NA (4.93)% S&P 500
®
(21,180,472) 21,180,472 — —
(222,522,433) 1/26/2026
Goldman Sachs
International (5.08)% S&P 500
®
(20,038,853) 20,038,853 — —
(69,444,758) 4/7/2025
J.P. Morgan
Securities (5.03)% S&P 500
®
(54,537,924) 54,537,924 — —
(127,409,898) 4/10/2025
Morgan
Stanley & Co.
International plc (4.93)% S&P 500
®
(47,280,164) 47,280,164 — —
(196,830,527) 1/26/2026
Societe
Generale (5.33)% S&P 500
®
(27,587,197) 27,587,197 — —
(213,706,038) 4/7/2026 UBS AG (4.98)% S&P 500
®
(7,121,238) 7,121,238 — —
(1,325,799,420) (323,294,344)
Total Unrealized
Depreciation
(323,294,344)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT 7-10 YEAR TREASURY :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
174
PST
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 103 .8%
Repurchase Agreements (a) — 37 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $5,641,922
(Cost $5,639,827) $ 5,639,827
$ 5,639,827
U.S. Treasury Obligations (b) — 66 .4%
U.S. Treasury Bills
4.92%, 12/12/2024 (c)
(Cost $9,985,149) 10,000,000 9,987,397
Total Short-Term Investments
(Cost $15,624,976) 15,627,224
Total Investments — 103.8%
(Cost $15,624,976) 15,627,224
Liabilities in excess of other assets — (3.8%) (565,606)
Net Assets — 100.0% $ 15,061,618
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,360,491.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,248
Aggregate gross unrealized depreciation (543,631)
Net unrealized depreciation $ (541,383)
Federal income tax cost $ 15,624,976
Futures Contracts Sold
UltraShort 7-10 Year Treasury had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 4 3/20/2025 U.S. Dollar $ 444,750 $ (1,945)
Swap Agreements
a
UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(6,943,672) 12/10/2024
Bank of
America NA (4.25)%
ICE U.S. Treasury
7-10 Year Bond Index (263,548) 263,548 — —
(10,709,000) 12/11/2025 Citibank NA (4.27)%
ICE U.S. Treasury
7-10 Year Bond Index (52,238) 52,238 — —
(5,083,529) 11/6/2025
Goldman Sachs
International (4.43)%
ICE U.S. Treasury
7-10 Year Bond Index (100,319) — — (100,319)
(7,055,958) 11/6/2025
Societe
Generale (4.39)%
ICE U.S. Treasury
7-10 Year Bond Index (125,581) 125,581 — —
(29,792,159) (541,686)
Total Unrealized
Depreciation
(541,686)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRASHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
175
TBT
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 117 .7%
Repurchase Agreements (a) — 13 .5%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$39,334,368
(Cost $39,319,755) $ 39,319,755
$ 39,319,755
U.S. Treasury Obligations (b) — 104 .2%
U.S. Treasury Bills
4.64%, 12/5/2024 (c) 30,000,000 29,988,900
5.03%, 12/19/2024 (c) 125,000,000 124,731,660
4.49%, 1/14/2025 (c) 75,000,000 74,600,122
4.47%, 1/28/2025 (c) 25,000,000 24,823,162
4.47%, 2/20/2025 (c) 50,000,000 49,513,639
Total U.S. Treasury Obligations
(Cost $303,593,207) 303,657,483
Total Short-Term Investments
(Cost $342,912,962) 342,977,238
Total Investments — 117.7%
(Cost $342,912,962) 342,977,238
Liabilities in excess of other assets — (17.7%) (51,671,812)
Net Assets — 100.0% $ 291,305,426
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $68,389,563.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,604,109
Aggregate gross unrealized depreciation (55,388,895)
Net unrealized depreciation $ (51,784,786)
Federal income tax cost $ 342,912,962
Futures Contracts Sold
UltraShort 20+ Year Treasury had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 72 3/20/2025 U.S. Dollar $ 8,606,250 $ (76,636)
Swap Agreements
a
UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(87,316,962) 1/14/2025
Bank of
America NA (4.38)%
ICE U.S. Treasury
20+ Year Bond Index (6,276,832) 6,276,832 — —
(123,573,800) 12/11/2025
Barclays
Capital (4.43)%
ICE U.S. Treasury
20+ Year Bond Index (1,439,349) — — (1,439,349)
(70,658,496) 12/10/2024 Citibank NA (4.28)%
ICE U.S. Treasury
20+ Year Bond Index 3,539,833 (3,536,073) (3,760) —
(104,623,882) 12/10/2024
Goldman Sachs
International (4.30)%
ICE U.S. Treasury
20+ Year Bond Index (29,664,184) 29,222,381 138,000 (303,803)
(152,709,742) 12/10/2024
Morgan
Stanley & Co.
International plc (4.46)%
ICE U.S. Treasury
20+ Year Bond Index (8,537,781) 8,537,781 — —
(37,286,616) 12/10/2024
Societe
Generale (4.37)%
ICE U.S. Treasury
20+ Year Bond Index (9,394,113) 9,394,113 — —
(576,169,498) (51,772,426)
Total Unrealized
Appreciation
3,539,833
Total Unrealized
Depreciation
(55,312,259)

See accompanying notes to the financial statements.
ULTRASHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
176
TBT
::
a
The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRASHORT CONSUMER DISCRETIONARY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
177
SCC
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 179 .2%
Repurchase Agreements (a) — 83 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $858,078
(Cost $857,759) $ 857,759
$ 857,759
U.S. Treasury Obligations (b) — 96 .1%
U.S. Treasury Bills
4.41%, 1/16/2025 (c) 500,000 497,206
4.47%, 2/20/2025 (c) 500,000 495,136
Total U.S. Treasury Obligations
(Cost $992,234) 992,342
Total Short-Term Investments
(Cost $1,849,993) 1,850,101
Total Investments — 179.2%
(Cost $1,849,993) 1,850,101
Liabilities in excess of other assets — (79.2%) (817,938)
Net Assets — 100.0% $ 1,032,163
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $476,727.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 108
Aggregate gross unrealized depreciation (812,250)
Net unrealized depreciation $ (812,142)
Federal income tax cost $ 1,849,993
Swap Agreements
a
UltraShort Consumer Discretionary had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(589,909) 3/6/2026
BNP Paribas
SA (4.88)%
S&P Consumer
Discretionary Select
Sector Index
f
(124,265) — — (124,265)
(450,843) 3/6/2026
Goldman Sachs
International (4.83)%
S&P Consumer
Discretionary Select
Sector Index
f
(225,791) 17,900 13,083 (194,808)
(403,740) 3/6/2026
Societe
Generale (5.03)%
S&P Consumer
Discretionary Select
Sector Index
f
(105,014) 105,014 — —
(619,068) 3/6/2025 UBS AG (4.88)%
S&P Consumer
Discretionary Select
Sector Index
f
(357,180) 334,524 — (22,656)
(2,063,560) (812,250)
Total Unrealized
Depreciation
(812,250)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Consumer Discretionary for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT CONSUMER STAPLES :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
178
SZK
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 108 .6%
Repurchase Agreements (a) — 75 .0%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $443,072
(Cost $442,908) $ 442,908
$ 442,908
U.S. Treasury Obligations — 33 .6%
U.S. Treasury Bills
4.43%, 2/11/2025 (b)
(Cost $198,246) 200,000 198,272
Total Short-Term Investments
(Cost $641,154) 641,180
Total Investments — 108.6%
(Cost $641,154) 641,180
Liabilities in excess of other assets — (8.6%) (50,860)
Net Assets — 100.0% $ 590,320
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 26
Aggregate gross unrealized depreciation (177,199)
Net unrealized depreciation $ (177,173)
Federal income tax cost $ 641,154
Swap Agreements
a
UltraShort Consumer Staples had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(335,412) 3/6/2025
Bank of
America NA (4.43)%
S&P Consumer
Staples Select Sector
Index
f
(94,338) — 82,000 (12,338)
(360,568) 3/6/2025
Goldman Sachs
International (4.83)%
S&P Consumer
Staples Select Sector
Index
f
(37,362) — 34,000 (3,362)
(245,689) 3/6/2026
Societe
Generale (5.03)%
S&P Consumer
Staples Select Sector
Index
f
(30,674) — 12,000 (18,674)
(233,950) 3/6/2026 UBS AG (4.88)%
S&P Consumer
Staples Select Sector
Index
f
(14,825) — 14,825 —
(1,175,619) (177,199)
Total Unrealized
Depreciation
(177,199)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Consumer Staples for the components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRASHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
179
DXD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 129 .7%
Repurchase Agreements (a) — 39 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$23,593,081
(Cost $23,584,316) $ 23,584,316
$ 23,584,316
U.S. Treasury Obligations (b) — 90 .6%
U.S. Treasury Bills
4.48%, 1/14/2025 (c) 15,000,000 14,920,024
4.45%, 1/30/2025 (c) 40,000,000 39,708,524
Total U.S. Treasury Obligations
(Cost $54,624,904) 54,628,548
Total Short-Term Investments
(Cost $78,209,220) 78,212,864
Total Investments — 129.7%
(Cost $78,209,220) 78,212,864
Liabilities in excess of other assets — (29.7%) (17,895,888)
Net Assets — 100.0% $ 60,316,976
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $25,392,256.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,644
Aggregate gross unrealized depreciation (20,365,405)
Net unrealized depreciation $ (20,361,761)
Federal income tax cost $ 78,209,220
Futures Contracts Sold
UltraShort Dow30
SM
had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 27 12/20/2024 U.S. Dollar $ 6,082,425 $ (303,939)
Swap Agreements
a
UltraShort Dow30
SM
had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(18,593,009) 11/6/2025
Bank of
America NA (5.08)%
Dow Jones Industrial
Average
SM
(2,606,673) 2,606,673 — —
(5,119,814) 11/6/2025
Barclays
Capital (5.13)%
Dow Jones Industrial
Average
SM
(1,964,562) 1,964,562 — —
(16,122,923) 2/11/2025
BNP Paribas
SA (4.88)%
Dow Jones Industrial
Average
SM
(6,860,546) 6,457,065 403,481 —
(15,179,800) 3/6/2025 Citibank NA (5.13)%
Dow Jones Industrial
Average
SM
(7,085,248) 6,431,248 654,000 —
(19,327,882) 11/6/2026
Goldman Sachs
International (5.08)%
Dow Jones Industrial
Average
SM
(480,482) 480,482 — —
(23,757,734) 11/6/2026
Societe
Generale (5.33)%
Dow Jones Industrial
Average
SM
(648,797) — 648,797 —
(16,454,903) 11/6/2026 UBS AG (4.98)%
Dow Jones Industrial
Average
SM
(415,158) 415,158 — —
(114,556,065) (20,061,466)
Total Unrealized
Depreciation
(20,061,466)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.
ULTRASHORT DOW30
~
SM
:: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
180
DXD
::
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRASHORT ENERGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
181
DUG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 127 .8%
Repurchase Agreements (a) — 87 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$18,261,158
(Cost $18,254,372) $ 18,254,372
$ 18,254,372
U.S. Treasury Obligations (b) — 40 .6%
U.S. Treasury Bills
5.01%, 12/5/2024 (c)
(Cost $8,495,339) 8,500,000 8,496,855
Total Short-Term Investments
(Cost $26,749,711) 26,751,227
Total Investments — 127.8%
(Cost $26,749,711) 26,751,227
Liabilities in excess of other assets — (27.8%) (5,819,695)
Net Assets — 100.0% $ 20,931,532
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,401,885.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,516
Aggregate gross unrealized depreciation (5,787,796)
Net unrealized depreciation $ (5,786,280)
Federal income tax cost $ 26,749,711
Swap Agreements
a
UltraShort Energy had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(3,996,717) 3/6/2025
Bank of
America NA (4.28)%
S&P Energy Select
Sector Index
f
(1,587,170) 1,587,170 — —
(16,623,029) 3/6/2026
BNP Paribas
SA (4.88)%
S&P Energy Select
Sector Index
f
(519,895) 519,895 — —
(4,803,651) 3/6/2025
Goldman Sachs
International (4.83)%
S&P Energy Select
Sector Index
f
(839,849) 839,849 — —
(4,623,888) 3/6/2025
Societe
Generale (5.03)%
S&P Energy Select
Sector Index
f
(1,604,618) 1,604,618 — —
(11,740,482) 3/6/2025 UBS AG (4.88)%
S&P Energy Select
Sector Index
f
(1,236,264) 1,236,264 — —
(41,787,767) (5,787,796)
Total Unrealized
Depreciation
(5,787,796)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Energy for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT FINANCIALS :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
182
SKF
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 148 .4%
Repurchase Agreements (a) — 71 .5%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $7,238,933
(Cost $7,236,243) $ 7,236,243
$ 7,236,243
U.S. Treasury Obligations (b) — 76 .9%
U.S. Treasury Bills
4.95%, 12/10/2024 (c) 6,000,000 5,993,973
4.43%, 2/11/2025 (c) 1,800,000 1,784,451
Total U.S. Treasury Obligations
(Cost $7,776,877) 7,778,424
Total Short-Term Investments
(Cost $15,013,120) 15,014,667
Total Investments — 148.4%
(Cost $15,013,120) 15,014,667
Liabilities in excess of other assets — (48.4%) (4,898,658)
Net Assets — 100.0% $ 10,116,009
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,541,405.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,547
Aggregate gross unrealized depreciation (6,974,234)
Net unrealized depreciation $ (6,972,687)
Federal income tax cost $ 15,013,120
Swap Agreements
a
UltraShort Financials had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(956,121) 11/6/2025
Bank of
America NA (4.68)%
S&P Financial Select
Sector Index
f
(432,822) 432,822 — —
(2,726,903) 3/6/2026
Barclays
Capital (5.23)%
S&P Financial Select
Sector Index
f
(772,759) 502,759 270,000 —
(1,604,692) 3/6/2026
BNP Paribas
SA (4.88)%
S&P Financial Select
Sector Index
f
(509,069) 509,069 — —
(2,623,966) 4/7/2025 Citibank NA (4.78)%
S&P Financial Select
Sector Index
f
(730,020) 730,020 — —
(2,812,159) 3/6/2025
Goldman Sachs
International (4.83)%
S&P Financial Select
Sector Index
f
(2,530,968) 1,401,585 1,056,310 (73,073)
(269,027) 3/6/2026
J.P. Morgan
Securities (5.23)%
S&P Financial Select
Sector Index
f
(12,212) — — (12,212)
(7,470,882) 3/6/2026
Societe
Generale (5.23)%
S&P Financial Select
Sector Index
f
(1,592,757) 1,152,757 440,000 —
(1,773,940) 3/6/2026 UBS AG (4.88)%
S&P Financial Select
Sector Index
f
(393,627) 53,627 340,000 —
(20,237,690) (6,974,234)
Total Unrealized
Depreciation
(6,974,234)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRASHORT FTSE CHINA 50
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
183
FXP
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 149 .7%
Repurchase Agreements (a) — 37 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $4,271,856
(Cost $4,270,268) $ 4,270,268
$ 4,270,268
U.S. Treasury Obligations (b) — 112 .6%
U.S. Treasury Bills
4.64%, 12/3/2024 (c) 4,000,000 3,999,503
4.41%, 1/16/2025 (c) 6,000,000 5,966,466
4.47%, 2/20/2025 (c) 3,000,000 2,970,818
Total U.S. Treasury Obligations
(Cost $12,935,589) 12,936,787
Total Short-Term Investments
(Cost $17,205,857) 17,207,055
Total Investments — 149.7%
(Cost $17,205,857) 17,207,055
Liabilities in excess of other assets — (49.7%) (5,711,514)
Net Assets — 100.0% $ 11,495,541
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,718,050.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,198
Aggregate gross unrealized depreciation (11,484,100)
Net unrealized depreciation $ (11,482,902)
Federal income tax cost $ 17,205,857
Swap Agreements
a
UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(6,802,550) 3/6/2025
Bank of
America NA (3.08)%
iShares
®
China
Large-Cap ETF
f
(3,842,496) — 3,842,496 —
(560,548) 11/13/2025 Citibank NA (1.83)%
iShares
®
China
Large-Cap ETF
f
(6,180) 6,180 — —
(4,738,309) 3/6/2025
Goldman Sachs
International (4.08)%
iShares
®
China
Large-Cap ETF
f
(3,864,058) 3,864,058 — —
(1,411,979) 11/13/2025
Morgan
Stanley & Co.
International plc (4.38)%
iShares
®
China
Large-Cap ETF
f
(13,886) 13,886 — —
(932,193) 11/6/2026
Societe
Generale (4.43)%
iShares
®
China
Large-Cap ETF
f
(12,255) 12,255 — —
(8,645,720) 11/13/2025 UBS AG (4.68)%
iShares
®
China
Large-Cap ETF
f
(3,745,225) 3,745,225 — —
(23,091,299) (11,484,100)
Total Unrealized
Depreciation
(11,484,100)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT FTSE EUROPE :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
184
EPV
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 98 .0%
Repurchase Agreements (a) — 50 .6%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$10,635,889
(Cost $10,631,938) $ 10,631,938
$ 10,631,938
U.S. Treasury Obligations (b) — 47 .4%
U.S. Treasury Bills
5.25%, 12/26/2024 (c)
(Cost $9,964,497) 10,000,000 9,969,733
Total Short-Term Investments
(Cost $20,596,435) 20,601,671
Total Investments — 98.0%
(Cost $20,596,435) 20,601,671
Other assets less liabilities — 2.0% 413,306
Net Assets — 100.0% $ 21,014,977
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,581,347.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 320,837
Aggregate gross unrealized depreciation (582,661)
Net unrealized depreciation $ (261,824)
Federal income tax cost $ 20,596,435
Swap Agreements
a
UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(7,957,755) 11/13/2025 Citibank NA (3.78)%
Vanguard
®
FTSE
Europe ETF Shares
f
(112,621) 112,621 — —
(12,414,212) 4/10/2025
Goldman Sachs
International (4.08)%
Vanguard
®
FTSE
Europe ETF Shares
f
315,600 (315,600) — —
(407,724) 11/13/2025
Morgan
Stanley & Co.
International plc (4.38)%
Vanguard
®
FTSE
Europe ETF Shares
f
(5,656) — — (5,656)
(4,704,513) 11/6/2026
Societe
Generale (3.73)%
Vanguard
®
FTSE
Europe ETF Shares
f
(69,534) 69,534 — —
(16,577,216) 3/6/2025 UBS AG (3.33)%
Vanguard
®
FTSE
Europe ETF Shares
f
(394,849) — 394,849 —
(42,061,420) (267,060)
Total Unrealized
Appreciation
315,600
Total Unrealized
Depreciation
(582,660)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRASHORT HEALTH CARE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
185
RXD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 96 .1%
Repurchase Agreements (a) — 81 .6%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $1,117,287
(Cost $1,116,873) $ 1,116,873
$ 1,116,873
U.S. Treasury Obligations — 14 .5%
U.S. Treasury Bills
4.43%, 2/11/2025 (b)
(Cost $198,246) 200,000 198,272
Total Short-Term Investments
(Cost $1,315,119) 1,315,145
Total Investments — 96.1%
(Cost $1,315,119) 1,315,145
Other assets less liabilities — 3.9% 53,781
Net Assets — 100.0% $ 1,368,926
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 6,696
Aggregate gross unrealized depreciation (156,922)
Net unrealized depreciation $ (150,226)
Federal income tax cost $ 1,315,119
Swap Agreements
a
UltraShort Health Care had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(644,894) 3/6/2025
Bank of
America NA (4.63)%
S&P Health Care
Select Sector Index
f
(75,821) — — (75,821)
(157,508) 3/6/2026
BNP Paribas
SA (4.88)%
S&P Health Care
Select Sector Index
f
834 — — 834
(114,417) 4/7/2025 Citibank NA (4.83)%
S&P Health Care
Select Sector Index
f
(7,893) — — (7,893)
(224,375) 3/6/2025
Goldman Sachs
International (4.83)%
S&P Health Care
Select Sector Index
f
(57,413) — 21,000 (36,413)
(488,871) 11/6/2025
Societe
Generale (5.13)%
S&P Health Care
Select Sector Index
f
5,836 — — 5,836
(1,107,018) 3/6/2026 UBS AG (4.58)%
S&P Health Care
Select Sector Index
f
(15,795) — 15,795 —
(2,737,083) (150,252)
Total Unrealized
Appreciation
6,670
Total Unrealized
Depreciation
(156,922)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT INDUSTRIALS :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
186
SIJ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 147 .5%
Repurchase Agreements (a) — 126 .6%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $1,505,990
(Cost $1,505,432) $ 1,505,432
$ 1,505,432
U.S. Treasury Obligations (b) — 20 .9%
U.S. Treasury Bills
4.68%, 12/19/2024 (c)
(Cost $249,422) 250,000 249,463
Total Short-Term Investments
(Cost $1,754,854) 1,754,895
Total Investments — 147.5%
(Cost $1,754,854) 1,754,895
Liabilities in excess of other assets — (47.5%) (565,383)
Net Assets — 100.0% $ 1,189,512
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $177,718.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 41
Aggregate gross unrealized depreciation (578,425)
Net unrealized depreciation $ (578,384)
Federal income tax cost $ 1,754,854
Swap Agreements
a
UltraShort Industrials had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(439,806) 11/6/2025
Bank of
America NA (4.48)%
S&P Industrials
Select Sector Index
f
(71,175) — — (71,175)
(669,836) 3/6/2026
BNP Paribas
SA (4.88)%
S&P Industrials
Select Sector Index
f
(118,302) 71,846 — (46,456)
(530,950) 3/6/2025
Goldman Sachs
International (4.83)%
S&P Industrials
Select Sector Index
f
(143,192) 7,983 32,000 (103,209)
(578,692) 3/6/2026
Societe
Generale (5.03)%
S&P Industrials
Select Sector Index
f
(114,709) 64,860 — (49,849)
(162,034) 3/6/2025 UBS AG (4.88)%
S&P Industrials
Select Sector Index
f
(131,047) 33,029 — (98,018)
(2,381,318) (578,425)
Total Unrealized
Depreciation
(578,425)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Industrials for the components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRASHORT MATERIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
187
SMN
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 174 .5%
Repurchase Agreements (a) — 106 .8%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $788,851
(Cost $788,559) $ 788,559
$ 788,559
U.S. Treasury Obligations (b) — 67 .7%
U.S. Treasury Bills
4.95%, 12/10/2024 (c)
(Cost $499,389) 500,000 499,498
Total Short-Term Investments
(Cost $1,287,948) 1,288,057
Total Investments — 174.5%
(Cost $1,287,948) 1,288,057
Liabilities in excess of other assets — (74.5%) (549,788)
Net Assets — 100.0% $ 738,269
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $394,602.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 109
Aggregate gross unrealized depreciation (562,953)
Net unrealized depreciation $ (562,844)
Federal income tax cost $ 1,287,948
Swap Agreements
a
UltraShort Materials had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(278,285) 3/6/2025
Bank of
America NA (4.18)%
S&P Materials Select
Sector Index
f
(110,436) 57,941 — (52,495)
(333,540) 3/6/2026
BNP Paribas
SA (4.88)%
S&P Materials Select
Sector Index
f
(28,942) — — (28,942)
(298,378) 3/6/2025
Goldman Sachs
International (4.83)%
S&P Materials Select
Sector Index
f
(79,793) — 31,998 (47,795)
(284,313) 3/6/2025
Societe
Generale (5.03)%
S&P Materials Select
Sector Index
f
(185,526) 167,831 — (17,695)
(283,309) 3/6/2025 UBS AG (4.88)%
S&P Materials Select
Sector Index
f
(158,256) 158,256 — —
(1,477,825) (562,953)
Total Unrealized
Depreciation
(562,953)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Materials for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT MIDCAP400 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
188
MZZ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 141 .2%
Repurchase Agreements (a) — 100 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $967,352
(Cost $966,993) $ 966,993
$ 966,993
U.S. Treasury Obligations (b) — 41 .1%
U.S. Treasury Bills
4.43%, 2/11/2025 (c)
(Cost $396,492) 400,000 396,545
Total Short-Term Investments
(Cost $1,363,485) 1,363,538
Total Investments — 141.2%
(Cost $1,363,485) 1,363,538
Liabilities in excess of other assets — (41.2%) (397,738)
Net Assets — 100.0% $ 965,800
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $261,719.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 53
Aggregate gross unrealized depreciation (781,466)
Net unrealized depreciation $ (781,413)
Federal income tax cost $ 1,363,485
Swap Agreements
a
UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(562,152) 2/11/2025
Bank of
America NA (4.93)% S&P MidCap 400
®
(258,077) 258,077 — —
(467,899) 2/11/2025
BNP Paribas
SA (4.78)% S&P MidCap 400
®
(268,993) — 268,993 —
(289,491) 11/6/2025 Citibank NA (4.73)% S&P MidCap 400
®
(169,906) — 39,000 (130,906)
(329,886) 1/26/2026
Morgan
Stanley & Co.
International plc (4.93)% S&P MidCap 400
®
(66,912) — — (66,912)
(282,759) 11/6/2026
Societe
Generale (4.96)% S&P MidCap 400
®
(17,578) — 17,578 —
(1,932,187) (781,466)
Total Unrealized
Depreciation
(781,466)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRASHORT MSCI BRAZIL CAPPED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
189
BZQ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 78 .1%
Repurchase Agreements (a) — 22 .7%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $2,034,151
(Cost $2,033,396) $ 2,033,396
$ 2,033,396
U.S. Treasury Obligations (b) — 55 .4%
U.S. Treasury Bills
4.47%, 2/20/2025 (c)
(Cost $4,950,320) 5,000,000 4,951,364
Total Short-Term Investments
(Cost $6,983,716) 6,984,760
Total Investments — 78.1%
(Cost $6,983,716) 6,984,760
Other assets less liabilities — 21.9% 1,964,323
Net Assets — 100.0% $ 8,949,083
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,291,014.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 929,706
Aggregate gross unrealized depreciation (1,549,482)
Net unrealized depreciation $ (619,776)
Federal income tax cost $ 6,983,716
Swap Agreements
a
UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,206,267) 4/10/2025
Bank of
America NA (3.08)%
iShares
®
MSCI Brazil
Capped ETF
f
219,180 — — 219,180
(4,200,534) 11/13/2025 Citibank NA (4.38)%
iShares
®
MSCI Brazil
Capped ETF
f
320,434 — — 320,434
(2,463,635) 3/6/2025
Goldman Sachs
International (4.08)%
iShares
®
MSCI Brazil
Capped ETF
f
(773,229) — 773,229 —
(1,597,911) 11/13/2025
Morgan
Stanley & Co.
International plc (4.38)%
iShares
®
MSCI Brazil
Capped ETF
f
121,895 — — 121,895
(4,406,745) 11/6/2026
Societe
Generale (3.93)%
iShares
®
MSCI Brazil
Capped ETF
f
267,153 — — 267,153
(4,017,942) 3/6/2025 UBS AG (4.48)%
iShares
®
MSCI Brazil
Capped ETF
f
(776,253) 776,253 — —
(17,893,034) (620,820)
Total Unrealized
Appreciation
928,662
Total Unrealized
Depreciation
(1,549,482)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT MSCI EAFE :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
190
EFU
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 97 .1%
Repurchase Agreements (a) — 26 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $275,016
(Cost $274,915) $ 274,915
$ 274,915
U.S. Treasury Obligations (b) — 70 .9%
U.S. Treasury Bills
4.41%, 1/16/2025 (c) 250,000 248,603
4.47%, 2/20/2025 (c) 500,000 495,136
Total U.S. Treasury Obligations
(Cost $743,633) 743,739
Total Short-Term Investments
(Cost $1,018,548) 1,018,654
Total Investments — 97.1%
(Cost $1,018,548) 1,018,654
Other assets less liabilities — 2.9% 30,139
Net Assets — 100.0% $ 1,048,793
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $303,665.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 7,522
Aggregate gross unrealized depreciation (32,049)
Net unrealized depreciation $ (24,527)
Federal income tax cost $ 1,018,548
Swap Agreements
a
UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(230,289) 11/13/2025 Citibank NA (4.18)%
iShares
®
MSCI EAFE
ETF
f
(4,103) 4,103 — —
(187,408) 11/13/2025
Goldman Sachs
International (4.43)%
iShares
®
MSCI EAFE
ETF
f
(3,317) — 3,317 —
(1,270,560) 11/6/2026
Societe
Generale (4.03)%
iShares
®
MSCI EAFE
ETF
f
(24,629) — 24,629 —
(416,108) 3/6/2025 UBS AG (4.48)%
iShares
®
MSCI EAFE
ETF
f
7,416 — — 7,416
(2,104,365) (24,633)
Total Unrealized
Appreciation
7,416
Total Unrealized
Depreciation
(32,049)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRASHORT MSCI EMERGING MARKETS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
191
EEV
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 101 .1%
Repurchase Agreements (a) — 38 .9%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $1,844,072
(Cost $1,843,387) $ 1,843,387
$ 1,843,387
U.S. Treasury Obligations (b) — 62 .2%
U.S. Treasury Bills
4.69%, 12/3/2024 (c) 2,000,000 1,999,751
4.47%, 1/30/2025 (c) 955,000 948,041
Total U.S. Treasury Obligations
(Cost $2,947,448) 2,947,792
Total Short-Term Investments
(Cost $4,790,835) 4,791,179
Total Investments — 101.1%
(Cost $4,790,835) 4,791,179
Liabilities in excess of other assets — (1.1%) (50,119)
Net Assets — 100.0% $ 4,741,060
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $961,178.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 345
Aggregate gross unrealized depreciation (647,754)
Net unrealized depreciation $ (647,409)
Federal income tax cost $ 4,790,835
Swap Agreements
a
UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,007,942) 11/13/2025 Citibank NA (4.03)%
iShares
®
MSCI
Emerging Markets
ETF
f
(14,968) 14,968 — —
(1,427,442) 11/13/2025
Goldman Sachs
International (4.23)%
iShares
®
MSCI
Emerging Markets
ETF
f
(7,443) — 7,443 —
(2,862,820) 11/6/2026
Societe
Generale (4.38)%
iShares
®
MSCI
Emerging Markets
ETF
f
(20,902) 20,902 — —
(3,173,478) 3/6/2025 UBS AG (4.48)%
iShares
®
MSCI
Emerging Markets
ETF
f
(604,440) 330 604,110 —
(9,471,682) (647,753)
Total Unrealized
Depreciation
(647,753)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT MSCI JAPAN :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
192
EWV
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 90 .0%
Repurchase Agreements (a) — 44 .0%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $2,842,863
(Cost $2,841,807) $ 2,841,807
$ 2,841,807
U.S. Treasury Obligations (b) — 46 .0%
U.S. Treasury Bills
4.47%, 1/30/2025 (c)
(Cost $2,977,900) 3,000,000 2,978,139
Total Short-Term Investments
(Cost $5,819,707) 5,819,946
Total Investments — 90.0%
(Cost $5,819,707) 5,819,946
Other assets less liabilities — 10.0% 644,567
Net Assets — 100.0% $ 6,464,513
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $494,370.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 62,387
Aggregate gross unrealized depreciation (319,072)
Net unrealized depreciation $ (256,685)
Federal income tax cost $ 5,819,707
Swap Agreements
a
UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,350,561) 4/10/2025
Bank of
America NA (4.13)%
iShares
®
MSCI Japan
ETF
f
62,148 — (1,200) 60,948
(1,322,743) 11/13/2025
Morgan
Stanley & Co.
International plc (4.38)%
iShares
®
MSCI Japan
ETF
f
(32,833) — 32,833 —
(5,020,891) 11/6/2026
Societe
Generale (4.08)%
iShares
®
MSCI Japan
ETF
f
(178,357) — 178,357 —
(4,249,698) 11/13/2025 UBS AG (4.58)%
iShares
®
MSCI Japan
ETF
f
(107,882) — 107,882 —
(12,943,893) (256,924)
Total Unrealized
Appreciation
62,148
Total Unrealized
Depreciation
(319,072)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRASHORT NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
193
BIS
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 115 .2%
Repurchase Agreements (a) — 73 .0%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $2,563,800
(Cost $2,562,847) $ 2,562,847
$ 2,562,847
U.S. Treasury Obligations (b) — 42 .2%
U.S. Treasury Bills
4.46%, 3/11/2025 (c)
(Cost $1,481,681) 1,500,000 1,481,929
Total Short-Term Investments
(Cost $4,044,528) 4,044,776
Total Investments — 115.2%
(Cost $4,044,528) 4,044,776
Liabilities in excess of other assets — (15.2%) (533,758)
Net Assets — 100.0% $ 3,511,018
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,096,617.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 183,969
Aggregate gross unrealized depreciation (695,974)
Net unrealized depreciation $ (512,005)
Federal income tax cost $ 4,044,528
Swap Agreements
a
UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(274,044) 3/6/2025
Bank of
America NA (4.33)%
Nasdaq
Biotechnology Index
®
183,721 (183,721) — —
(450,547) 11/6/2025
BNP Paribas
SA (4.38)%
Nasdaq
Biotechnology Index
®
(359,453) 321,082 — (38,371)
(729,235) 3/6/2025 Citibank NA (3.98)%
Nasdaq
Biotechnology Index
®
(25,939) 25,939 — —
(534,153) 1/26/2026
Morgan
Stanley & Co.
International plc (4.88)%
Nasdaq
Biotechnology Index
®
(41,049) — — (41,049)
(2,684,700) 11/6/2026
Societe
Generale (4.98)%
Nasdaq
Biotechnology Index
®
(56,040) 56,040 — —
(2,340,984) 11/6/2025 UBS AG (4.58)%
Nasdaq
Biotechnology Index
®
(213,493) 213,493 — —
(7,013,663) (512,253)
Total Unrealized
Appreciation
183,721
Total Unrealized
Depreciation
(695,974)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT QQQ :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
194
QID
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 136 .3%
Repurchase Agreements (a) — 25 .3%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$56,716,356
(Cost $56,695,285) $ 56,695,285
$ 56,695,285
U.S. Treasury Obligations (b) — 111 .0%
U.S. Treasury Bills
4.64%, 12/5/2024 (c) 75,000,000 74,972,250
4.68%, 12/19/2024 (c) 50,000,000 49,892,664
4.48%, 1/14/2025 (c) 25,000,000 24,866,708
4.47%, 1/28/2025 (c) 25,000,000 24,823,162
4.47%, 2/20/2025 (c) 75,000,000 74,270,458
Total U.S. Treasury Obligations
(Cost $248,787,156) 248,825,242
Total Short-Term Investments
(Cost $305,482,441) 305,520,527
Total Investments — 136.3%
(Cost $305,482,441) 305,520,527
Liabilities in excess of other assets — (36.3%) (81,318,670)
Net Assets — 100.0% $ 224,201,857
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $102,390,146.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 223,492
Aggregate gross unrealized depreciation (74,649,196)
Net unrealized depreciation $ (74,425,704)
Federal income tax cost $ 305,482,441
Futures Contracts Sold
UltraShort QQQ had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Nasdaq 100 E-Mini Index 52 12/20/2024 U.S. Dollar $ 21,833,240 $ (755,937)

See accompanying notes to the financial statements.
NOVEMBER 30, 2024 (UNAUDITED) :: ULTRASHORT QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
195
QID
::
Swap Agreements
a
UltraShort QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(52,409,646) 1/26/2026
Bank of
America NA (5.08)% Nasdaq-100 Index
®
(2,840,433) 2,840,433 — —
(40,311,893) 11/6/2025
Barclays
Capital (5.13)% Nasdaq-100 Index
®
(17,408,528) 17,408,528 — —
(51,091,033) 1/26/2026
BNP Paribas
SA (5.13)% Nasdaq-100 Index
®
(5,271,585) 5,271,585 — —
(59,735,276) 3/6/2026 Citibank NA (5.13)% Nasdaq-100 Index
®
(10,425,349) 10,425,349 — —
(30,516,479) 11/6/2026
Goldman Sachs
International (5.08)% Nasdaq-100 Index
®
185,406 (185,406) — —
(47,428,218) 4/7/2025
J.P. Morgan
Securities (5.13)% Nasdaq-100 Index
®
(12,638,719) 12,638,719 — —
(26,058,311) 4/10/2025
Morgan
Stanley & Co.
International plc (4.93)% Nasdaq-100 Index
®
(13,817,773) 13,817,773 — —
(11,323,330) 4/7/2026 Nomura (4.98)% Nasdaq-100 Index
®
(1,449,842) 1,449,842 — —
(80,477,273) 3/6/2026
Societe
Generale (5.53)% Nasdaq-100 Index
®
(4,603,177) 4,603,177 — —
(27,224,949) 3/6/2026 UBS AG (4.98)% Nasdaq-100 Index
®
(5,437,853) 5,437,853 — —
(426,576,408) (73,707,853)
Total Unrealized
Appreciation
185,406
Total Unrealized
Depreciation
(73,893,259)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT REAL ESTATE :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
196
SRS
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 157 .3%
Repurchase Agreements (a) — 73 .0%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$17,337,389
(Cost $17,330,948) $ 17,330,948
$ 17,330,948
U.S. Treasury Obligations (b) — 84 .3%
U.S. Treasury Bills
5.01%, 12/5/2024 (c)
(Cost $19,989,032) 20,000,000 19,992,600
Total Short-Term Investments
(Cost $37,319,980) 37,323,548
Total Investments — 157.3%
(Cost $37,319,980) 37,323,548
Liabilities in excess of other assets — (57.3%) (13,595,404)
Net Assets — 100.0% $ 23,728,144
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $16,225,585.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,568
Aggregate gross unrealized depreciation (13,549,535)
Net unrealized depreciation $ (13,545,967)
Federal income tax cost $ 37,319,980
Swap Agreements
a
UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(14,317,834) 3/6/2025
Bank of
America NA (4.93)%
S&P Real Estate
Select Sector Index
f
(4,444,683) 4,444,683 — —
(7,395,858) 3/6/2026
BNP Paribas
SA (4.88)%
S&P Real Estate
Select Sector Index
f
(1,407,130) 1,407,130 — —
(4,277,276) 4/7/2025 Citibank NA (4.83)%
S&P Real Estate
Select Sector Index
f
(1,023,070) 1,023,070 — —
(4,089,708) 3/6/2025
Goldman Sachs
International (4.83)%
S&P Real Estate
Select Sector Index
f
(2,265,761) 2,265,761 — —
(4,899,714) 3/6/2025
Societe
Generale (5.18)%
S&P Real Estate
Select Sector Index
f
(1,577,376) 1,577,376 — —
(12,439,940) 3/6/2025 UBS AG (4.88)%
S&P Real Estate
Select Sector Index
f
(2,831,515) 2,831,515 — —
(47,420,330) (13,549,535)
Total Unrealized
Depreciation
(13,549,535)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Real Estate for the components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRASHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
197
TWM
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 143 .4%
Repurchase Agreements (a) — 49 .8%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$23,745,606
(Cost $23,736,784) $ 23,736,784
$ 23,736,784
U.S. Treasury Obligations (b) — 93 .6%
U.S. Treasury Bills
4.48%, 1/7/2025 (c) 10,000,000 9,955,362
4.49%, 1/14/2025 (c) 10,000,000 9,946,683
4.46%, 3/11/2025 (c) 25,000,000 24,698,824
Total U.S. Treasury Obligations
(Cost $44,594,323) 44,600,869
Total Short-Term Investments
(Cost $68,331,107) 68,337,653
Total Investments — 143.4%
(Cost $68,331,107) 68,337,653
Liabilities in excess of other assets — (43.4%) (20,694,004)
Net Assets — 100.0% $ 47,643,649
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $27,408,111.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 6,546
Aggregate gross unrealized depreciation (37,938,179)
Net unrealized depreciation $ (37,931,633)
Federal income tax cost $ 68,331,107
Futures Contracts Sold
UltraShort Russell2000 had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Russell 2000 E-Mini Index 48 12/20/2024 U.S. Dollar $ 5,867,040 $ (368,436)
Swap Agreements
a
UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(7,574,445) 11/6/2025
Bank of
America NA (4.43)% Russell 2000
®
Index (2,364,587) 845,587 1,519,000 —
(8,331,646) 11/6/2025
Barclays
Capital (5.03)% Russell 2000
®
Index (4,534,452) 1,358,452 3,176,000 —
(8,443,644) 2/11/2025
BNP Paribas
SA (4.48)% Russell 2000
®
Index (3,217,395) 2,385,189 832,206 —
(10,710,377) 3/6/2025 Citibank NA (4.63)% Russell 2000
®
Index (3,899,034) 429,034 3,470,000 —
(942,240) 11/6/2026
Goldman Sachs
International (4.73)% Russell 2000
®
Index (18,102) 18,102 — —
(24,315,649) 11/6/2025
Morgan
Stanley & Co.
International plc (4.58)% Russell 2000
®
Index (11,669,638)
(6,418,981) 11/6/2025
Morgan
Stanley & Co.
International plc (4.58)%
iShares
®
Russell
2000 ETF (4,383,736)
(30,734,630) (16,053,374) 13,388,582 2,664,792 —
(13,790,311) 11/6/2025
Societe
Generale (5.08)% Russell 2000
®
Index (7,357,977) 7,245,796 105,000 (7,181)
(8,881,542) 11/6/2026 UBS AG (4.88)% Russell 2000
®
Index (124,822) 62,427 62,395 —
(89,408,835) (37,569,743)
Total Unrealized
Depreciation
(37,569,743)

See accompanying notes to the financial statements.
ULTRASHORT RUSSELL2000 :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
198
TWM
::
a
The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRASHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
199
SDS
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 154 .5%
Repurchase Agreements (a) — 15 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$60,429,420
(Cost $60,406,969) $ 60,406,969
$ 60,406,969
U.S. Treasury Obligations (b) — 139 .1%
U.S. Treasury Bills
4.64%, 12/5/2024 (c) 100,000,000 99,963,000
5.26%, 12/19/2024 (c) 50,000,000 49,892,664
4.51%, 1/7/2025 (c) 100,000,000 99,553,625
4.49%, 1/14/2025 (c) 50,000,000 49,733,415
4.47%, 1/28/2025 (c) 75,000,000 74,469,484
4.47%, 1/30/2025 (c) 75,000,000 74,453,482
4.43%, 2/11/2025 (c) 100,000,000 99,136,167
Total U.S. Treasury Obligations
(Cost $547,124,862) 547,201,837
Total Short-Term Investments
(Cost $607,531,831) 607,608,806
Total Investments — 154.5%
(Cost $607,531,831) 607,608,806
Liabilities in excess of other assets — (54.5%) (214,207,438)
Net Assets — 100.0% $ 393,401,368
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $263,486,171.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 76,975
Aggregate gross unrealized depreciation (221,957,750)
Net unrealized depreciation $ (221,880,775)
Federal income tax cost $ 607,531,831
Futures Contracts Sold
UltraShort S&P500
®
had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500 E-Mini Index 116 12/20/2024 U.S. Dollar $ 35,098,700 $ (1,110,656)

See accompanying notes to the financial statements.
ULTRASHORT S&P500
®
:: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
200
SDS
::
Swap Agreements
a
UltraShort S&P500
®
had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(81,014,863) 3/6/2025
Bank of
America NA (4.98)% S&P 500
®
(47,025,619) 47,025,619 — —
(72,370,463) 3/6/2026
Barclays
Capital (5.13)% S&P 500
®
(14,974,102) 14,974,102 — —
(72,183,459) 2/11/2025
BNP Paribas
SA (5.03)% S&P 500
®
(52,454,610) 52,454,610 — —
(97,531,520) 3/6/2026 Citibank NA (4.93)% S&P 500
®
(14,280,767) 14,280,767 — —
(67,616,948) 1/26/2026
Goldman Sachs
International (5.08)% S&P 500
®
(16,477,919) 16,477,919 — —
(30,469,551) 4/7/2025
J.P. Morgan
Securities (5.03)% S&P 500
®
(22,824,480) 22,824,480 — —
(79,150,858) 4/10/2025
Morgan
Stanley & Co.
International plc (4.93)% S&P 500
®
(28,409,638) 28,409,638 — —
(141,748,865) 1/26/2026
Societe
Generale (5.33)% S&P 500
®
(20,447,475) 20,447,475 — —
(109,606,294) 4/7/2026 UBS AG (4.98)% S&P 500
®
(3,952,484) 3,952,484 — —
(751,692,821) (220,847,094)
Total Unrealized
Depreciation
(220,847,094)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRASHORT SEMICONDUCTORS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
201
SSG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 113 .8%
Repurchase Agreements (a) — 53 .3%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $4,559,208
(Cost $4,557,515) $ 4,557,515
$ 4,557,515
U.S. Treasury Obligations (b) — 60 .5%
U.S. Treasury Bills
4.69%, 12/3/2024 (c) 1,000,000 999,876
4.47%, 1/30/2025 (c) 2,000,000 1,985,426
4.43%, 2/11/2025 (c) 2,200,000 2,180,996
Total U.S. Treasury Obligations
(Cost $5,165,714) 5,166,298
Total Short-Term Investments
(Cost $9,723,229) 9,723,813
Total Investments — 113.8%
(Cost $9,723,229) 9,723,813
Liabilities in excess of other assets — (13.8%) (1,177,159)
Net Assets — 100.0% $ 8,546,654
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,850,829.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 218,217
Aggregate gross unrealized depreciation (4,428,502)
Net unrealized depreciation $ (4,210,285)
Federal income tax cost $ 9,723,229
Swap Agreements
a
UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,271,664) 11/6/2025
Bank of
America NA (4.78)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(196,638) 196,638 — —
(2,079,150) 3/6/2026
Barclays
Capital (5.23)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(896,613) 17,929 878,684 —
(1,732,625) 3/6/2026
BNP Paribas
SA (4.68)%
Dow Jones U.S.
Semiconductors
SM
Index
f
217,633 (214,488) (3,145) —
(1,328,346) 3/6/2026
Goldman Sachs
International (4.83)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(146,700) 90,700 56,000 —
(2,579,686) 4/7/2025
J.P. Morgan
Securities (5.13)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(1,290,523) 65,523 1,225,000 —
(4,678,088) 4/7/2025
Morgan
Stanley & Co.
International plc (4.93)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(830,876) 830,876 — —
(885,564) 11/6/2025
Societe
Generale (5.13)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(134,688) 7,199 — (127,489)
(1,520,860) 11/6/2025 UBS AG (4.88)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(932,464) — 897,400 (35,064)
(17,075,983) (4,210,869)
Total Unrealized
Appreciation
217,633
Total Unrealized
Depreciation
(4,428,502)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.
ULTRASHORT SEMICONDUCTORS :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
202
SSG
::
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRASHORT SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
203
SDD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 90 .8%
Repurchase Agreements (a) — 31 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $463,745
(Cost $463,572) $ 463,572
$ 463,572
U.S. Treasury Obligations — 59 .7%
U.S. Treasury Bills
4.47%, 2/20/2025 (b)
(Cost $891,058) 900,000 891,246
Total Short-Term Investments
(Cost $1,354,630) 1,354,818
Total Investments — 90.8%
(Cost $1,354,630) 1,354,818
Other assets less liabilities — 9.2% 137,987
Net Assets — 100.0% $ 1,492,805
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 188
Aggregate gross unrealized depreciation (694,488)
Net unrealized depreciation $ (694,300)
Federal income tax cost $ 1,354,630
Swap Agreements
a
UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,468,240) 11/6/2025
Bank of
America NA (4.78)% S&P SmallCap 600
®
(292,223) — 292,223 —
(487,370) 1/26/2026
Morgan
Stanley & Co.
International plc (4.88)% S&P SmallCap 600
®
(153,386) — 1,200 (152,186)
(467,446) 3/6/2025
Societe
Generale (4.78)% S&P SmallCap 600
®
(238,090) — 144,000 (94,090)
(562,468) 11/6/2026 UBS AG (4.88)% S&P SmallCap 600
®
(10,789) — 10,789 —
(2,985,524) (694,488)
Total Unrealized
Depreciation
(694,488)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT TECHNOLOGY :: NOVEMBER 30, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
204
REW
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 147 .6%
Repurchase Agreements (a) — 45 .1%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $1,636,868
(Cost $1,636,260) $ 1,636,260
$ 1,636,260
U.S. Treasury Obligations (b) — 102 .5%
U.S. Treasury Bills
4.41%, 1/16/2025 (c) 1,750,000 1,740,219
4.47%, 2/20/2025 (c) 2,000,000 1,980,546
Total U.S. Treasury Obligations
(Cost $3,720,334) 3,720,765
Total Short-Term Investments
(Cost $5,356,594) 5,357,025
Total Investments — 147.6%
(Cost $5,356,594) 5,357,025
Liabilities in excess of other assets — (47.6%) (1,728,077)
Net Assets — 100.0% $ 3,628,948
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,446,192.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 431
Aggregate gross unrealized depreciation (1,924,855)
Net unrealized depreciation $ (1,924,424)
Federal income tax cost $ 5,356,594
Swap Agreements
a
UltraShort Technology had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(653,800) 3/6/2025
Bank of
America NA (4.88)%
S&P Technology
Select Sector Index
f
(545,411) — 217,000 (328,411)
(552,673) 3/6/2026
Barclays
Capital (5.18)%
S&P Technology
Select Sector Index
f
(40,206) — — (40,206)
(1,025,385) 3/6/2026
BNP Paribas
SA (4.88)%
S&P Technology
Select Sector Index
f
(68,931) 68,931 — —
(388,047) 4/7/2025 Citibank NA (4.83)%
S&P Technology
Select Sector Index
f
(20,625) — — (20,625)
(877,222) 3/6/2025
Goldman Sachs
International (4.83)%
S&P Technology
Select Sector Index
f
(450,779) 450,779 — —
(1,585,113) 4/7/2025
J.P. Morgan
Securities (5.08)%
S&P Technology
Select Sector Index
f
(585,581) 544,945 — (40,636)
(1,025,385) 11/6/2025
Societe
Generale (5.08)%
S&P Technology
Select Sector Index
f
(94,640) 94,640 — —
(1,140,623) 3/6/2026 UBS AG (4.88)%
S&P Technology
Select Sector Index
f
(118,682) 52,108 — (66,574)
(7,248,248) (1,924,855)
Total Unrealized
Depreciation
(1,924,855)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRASHORT UTILITIES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
205
SDP
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 110 .7%
Repurchase Agreements (a) — 66 .9%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $1,512,389
(Cost $1,511,828) $ 1,511,828
$ 1,511,828
U.S. Treasury Obligations (b) — 43 .8%
U.S. Treasury Bills
4.46%, 3/11/2025 (c)
(Cost $987,788) 1,000,000 987,953
Total Short-Term Investments
(Cost $2,499,616) 2,499,781
Total Investments — 110.7%
(Cost $2,499,616) 2,499,781
Liabilities in excess of other assets — (10.7%) (241,121)
Net Assets — 100.0% $ 2,258,660
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $577,947.
(c) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 55,708
Aggregate gross unrealized depreciation (447,665)
Net unrealized depreciation $ (391,957)
Federal income tax cost $ 2,499,616
Swap Agreements
a
UltraShort Utilities had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(657,862) 3/6/2025
Bank of
America NA (4.38)%
S&P Utilities Select
Sector Index
f
(74,437) 52,361 — (22,076)
(2,965,387) 4/7/2025
Goldman Sachs
International (4.83)%
S&P Utilities Select
Sector Index
f
(286,929) 143,715 143,214 —
(732,164) 3/6/2026
Societe
Generale (5.03)%
S&P Utilities Select
Sector Index
f
(86,299) 86,299 — —
(149,438) 3/6/2025 UBS AG (4.78)%
S&P Utilities Select
Sector Index
f
55,543 — — 55,543
(4,504,851) (392,122)
Total Unrealized
Appreciation
55,543
Total Unrealized
Depreciation
(447,665)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

206 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2024 (UNAUDITED) :: 207
PROSHARES TRUST
See accompanying notes to the financial statements.
Short 7-10 Year
Treasury
Short 20+ Year
Treasury Short Dow30
SM
Short Financials
Short FTSE China
50
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 14,493,074 $ 81,763,712 $ 144,997,547 $ 18,178,724 $ 4,983,084
Securities, at value 2,990,314 49,892,664 124,786,162 9,989,956 2,493,180
Repurchase Agreements, at value
11,503,236 31,891,962 20,230,414 8,190,952 2,490,207
Cash 1,382 58,988 2,915 984 299
Segregated cash balances with
brokers for futures contracts 6,600 81,400 633,453 — —
Segregated cash balances with
custodian for swap agreements 547,866 177,282 391,096 272,000 595,000
Dividends and interest receivable 1,409 3,907 2,478 1,003 305
Receivable from Advisor — — — — 4,247
Unrealized appreciation on non-
exchange traded swap agreements 374,364 — — — 60,891
Prepaid expenses 730 981 1,116 725 913
Total Assets
15,425,901 82,107,184 146,047,634 18,455,620 5,645,042
LIABILITIES:
Payable to Advisor 4,429 46,478 79,365 2,877 —
Management Services fees payable 1,351 6,675 11,300 1,151 —
Custodian fees payable 1,206 3,027 4,341 475 143
Administration fees payable 15,538 20,780 27,414 14,965 14,923
Trustee fees payable 91 518 1,119 85 45
Compliance services fees payable 248 1,257 1,544 167 59
Listing, Data and related fees payable 408 2,314 36,291 2,512 2,465
Professional fees payable 9,499 10,048 9,974 9,385 18,459
Payable for variation margin on futures
contracts 842 14,377 62,890 — —
Unrealized depreciation on non-
exchange traded swap agreements 21,889 2,713,883 23,051,941 4,223,942 903,652
Other liabilities 1,772 6,346 8,152 3,818 1,044
Total Liabilities
57,273 2,825,703 23,294,331 4,259,377 940,790
Commitments and contingencies
(Note 4)
NET ASSETS
$ 15,368,628 $ 79,281,481 $ 122,753,303 $ 14,196,243 $ 4,704,252
NET ASSETS CONSIST OF:
Paid in Capital $ 13,895,016 $ 581,814,445 $ 711,281,378 $ 118,508,176 $ 17,261,941
Distributable earnings (loss) 1,473,612 (502,532,964) (588,528,075) (104,311,933) (12,557,689)
NET ASSETS
$ 15,368,628 $ 79,281,481 $ 122,753,303 $ 14,196,243 $ 4,704,252
Shares (unlimited number of shares
authorized, no par value) 525,000 3,420,000 4,823,755 418,668 330,000
Net Asset Value $ 29.27 $ 23.18 $ 25.45 $ 33.91 $ 14.26

208 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Short High Yield Short MidCap400 Short MSCI EAFE
Short MSCI
Emerging Markets Short QQQ
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 89,486,210 $ 5,309,101 $ 39,504,657 $ 14,169,757 $ 597,674,993
Securities, at value 79,612,427 2,965,563 14,954,600 9,987,397 567,465,085
Repurchase Agreements, at value
9,892,169 2,344,017 24,557,912 4,184,608 30,318,300
Cash 1,189 282 2,975 507 3,245
Segregated cash balances with
brokers for futures contracts — 77,498 — — 3,046,792
Segregated cash balances with
custodian for swap agreements — 1,597,000 — — —
Dividends and interest receivable 1,212 287 3,008 513 3,714
Due from counterparty — 4,582 — — —
Receivable from Advisor — 2,788 — — —
Unrealized appreciation on non-
exchange traded swap agreements — — — — 2,449,324
Prepaid expenses 961 2,266 3,737 2,806 2,054
Total Assets
89,507,958 6,994,283 39,522,232 14,175,831 603,288,514
LIABILITIES:
Payable for capital shares redeemed — — — — 5,720,160
Payable to Advisor 40,120 — 7,699 801 322,405
Management Services fees payable 6,598 — 2,074 — 46,109
Custodian fees payable 2,506 822 678 428 14,007
Administration fees payable 22,550 14,923 14,789 14,961 50,243
Trustee fees payable 635 47 137 91 4,272
Compliance services fees payable 1,250 69 329 195 6,378
Listing, Data and related fees payable 46,015 — — — 254,117
Professional fees payable 14,747 9,354 14,406 13,710 12,381
Payable for variation margin on futures
contracts — 802 — — 462,473
Unrealized depreciation on non-
exchange traded swap agreements 16,141,288 2,177,346 5,400,219 676,782 130,287,280
Other liabilities 8,107 1,005 5,391 3,049 33,071
Total Liabilities
16,283,816 2,204,368 5,445,722 710,017 137,212,896
Commitments and contingencies
(Note 4)
NET ASSETS
$ 73,224,142 $ 4,789,915 $ 34,076,510 $ 13,465,814 $ 466,075,618
NET ASSETS CONSIST OF:
Paid in Capital $ 164,447,761 $ 62,808,029 $ 190,016,285 $ 209,918,561 $ 1,845,223,238
Distributable earnings (loss) (91,223,619) (58,018,114) (155,939,775) (196,452,747) (1,379,147,620)
NET ASSETS
$ 73,224,142 $ 4,789,915 $ 34,076,510 $ 13,465,814 $ 466,075,618
Shares (unlimited number of shares
authorized, no par value) 4,500,000 268,667 2,085,000 504,974 12,222,179
Net Asset Value $ 16.27 $ 17.83 $ 16.34 $ 26.67 $ 38.13

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2024 (UNAUDITED) :: 209
PROSHARES TRUST
See accompanying notes to the financial statements.
Short Real Estate Short Russell2000 Short S&P500
®
Short SmallCap600
Ultra 7-10 Year
Treasury
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 14,867,815 $ 158,805,054 $ 1,039,029,523 $ 6,700,083 $ 24,194,207
Securities, at value 4,994,978 124,662,119 942,665,573 3,951,812 4,994,978
Repurchase Agreements, at value
9,874,077 34,157,148 96,507,369 2,748,933 19,199,996
Cash 1,185 — 24,593 330 2,307
Segregated cash balances with
brokers for futures contracts — 990,241 6,021,258 — 11,000
Segregated cash balances with
custodian for swap agreements — — — 354,000 316,387
Dividends and interest receivable 1,210 4,184 11,822 337 2,352
Receivable from Advisor — — — 1,658 —
Receivable for variation margin on
futures contracts — — — — 1,406
Unrealized appreciation on non-
exchange traded swap agreements — — — — 430,316
Prepaid expenses 929 1,164 4,713 3,801 893
Total Assets
14,872,379 159,814,856 1,045,235,328 7,060,871 24,959,635
LIABILITIES:
Cash overdraft — 13,387 — — —
Payable to Advisor 1,101 71,458 559,302 — 9,706
Management Services fees payable 932 11,023 74,939 — 1,966
Custodian fees payable 562 5,649 23,780 212 984
Administration fees payable 14,796 26,767 62,457 14,923 16,992
Trustee fees payable 98 1,096 6,576 42 233
Compliance services fees payable 245 2,149 11,765 84 136
Listing, Data and related fees payable 3,061 102,504 — — 1,061
Professional fees payable 9,428 10,303 13,982 9,354 9,394
Payable for variation margin on futures
contracts — 60,122 377,578 — —
Unrealized depreciation on non-
exchange traded swap agreements 4,258,507 40,053,583 196,237,151 1,530,131 404,930
Other liabilities 5,864 15,584 56,081 873 1,005
Total Liabilities
4,294,594 40,373,625 197,423,611 1,555,619 446,407
Commitments and contingencies
(Note 4)
NET ASSETS
$ 10,577,785 $ 119,441,231 $ 847,811,717 $ 5,505,252 $ 24,513,228
NET ASSETS CONSIST OF:
Paid in Capital $ 52,906,144 $ 939,507,547 $ 5,490,273,249 $ 49,740,348 $ 159,502,940
Distributable earnings (loss) (42,328,359) (820,066,316) (4,642,461,532) (44,235,096) (134,989,712)
NET ASSETS
$ 10,577,785 $ 119,441,231 $ 847,811,717 $ 5,505,252 $ 24,513,228
Shares (unlimited number of shares
authorized, no par value) 654,888 6,866,642 20,263,420 403,681 565,000
Net Asset Value $ 16.15 $ 17.39 $ 41.84 $ 13.64 $ 43.39

210 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra 20+ Year
Treasury
Ultra
Communication
Services
Ultra Consumer
Discretionary
Ultra Consumer
Staples Ultra Dow30
SM
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 131,591,715 $ 4,788,045 $ 12,803,764 $ 7,647,590 $ 363,864,069
Securities, at value 74,264,355 5,632,380 13,249,280 7,298,697 368,607,408
Repurchase Agreements, at value
57,338,847 886 1,107,270 50,315 20,664,922
Cash 878,085 68 1,967 6 2,518
Segregated cash balances with
brokers for futures contracts 81,400 — — — 2,452,235
Segregated cash balances with
custodian for swap agreements — 866,638 601,386 840,000 8,224,219
Dividends and interest receivable 7,024 1,265 8,948 8,340 642,060
Receivable for security lending income — — 2 — —
Due from counterparty — — — 2,262 —
Receivable from Advisor — 3,805 — 1,751 —
Receivable for variation margin on
futures contracts 14,374 — — — 244,569
Unrealized appreciation on non-
exchange traded swap agreements 5,577,351 1,333,125 3,215,626 704,415 91,005,160
Prepaid expenses 897 712 1,127 708 1,692
Total Assets
138,162,333 7,838,879 18,185,606 8,906,494 491,844,783
LIABILITIES:
Payable to Advisor 81,444 — 1,173 — 281,778
Management Services fees payable 10,893 — 1,379 — 37,482
Custodian fees payable 1,880 1,454 2,354 1,135 9,820
Administration fees payable 25,975 27,160 27,160 27,160 60,152
Trustee fees payable 830 28 97 70 2,757
Compliance services fees payable 633 19 117 58 2,973
Listing, Data and related fees payable 3,995 863 2,921 1,879 91,849
Professional fees payable 9,572 9,526 9,343 9,277 11,150
Unrealized depreciation on non-
exchange traded swap agreements 371,893 — — — —
Other liabilities 2,437 338 835 783 8,967
Total Liabilities
509,552 39,388 45,379 40,362 506,928
Commitments and contingencies
(Note 4)
NET ASSETS
$ 137,652,781 $ 7,799,491 $ 18,140,227 $ 8,866,132 $ 491,337,855
NET ASSETS CONSIST OF:
Paid in Capital $ 185,938,696 $ 6,454,700 $ 22,156,377 $ 10,740,990 $ 389,610,282
Distributable earnings (loss) (48,285,915) 1,344,791 (4,016,150) (1,874,858) 101,727,573
NET ASSETS
$ 137,652,781 $ 7,799,491 $ 18,140,227 $ 8,866,132 $ 491,337,855
Shares (unlimited number of shares
authorized, no par value) 7,025,000 90,000 355,000 440,000 4,600,000
Net Asset Value $ 19.59 $ 86.66 $ 51.10 $ 20.15 $ 106.81

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2024 (UNAUDITED) :: 211
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Energy Ultra Financials
Ultra FTSE China
50 Ultra FTSE Europe Ultra Health Care
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 91,964,164 $ 731,412,659 $ 20,034,861 $ 3,338,127 $ 72,147,114
Securities, at value 88,693,996 774,074,519 11,976,811 1,294,197 68,747,998
Repurchase Agreements, at value
9,207,166 108,066,874 8,059,553 2,044,076 7,785,156
Cash — 28,715 969 246 2,093
Segregated cash balances with
custodian for swap agreements 4,967 12,819,725 3,423,000 891,058 —
Dividends and interest receivable 370,275 509,437 987 250 95,600
Receivable for investments sold — — — — 510,426
Due from counterparty 113,495 — — — —
Receivable from Advisor — — — 4,092 —
Unrealized appreciation on non-
exchange traded swap agreements 6,079,802 61,907,240 336,037 291,909 8,370,225
Prepaid expenses 994 2,448 906 911 964
Total Assets
104,470,695 957,408,958 23,798,263 4,526,739 85,512,462
LIABILITIES:
Cash overdraft 417,895 — — — —
Payable for investments purchased — 9,957,582 — — —
Payable for capital shares redeemed — — — — 505,268
Payable to Advisor 55,638 569,168 4,089 — 44,785
Management Services fees payable 8,487 72,539 1,575 — 6,994
Custodian fees payable 3,862 20,858 71 51 2,871
Administration fees payable 38,751 73,363 14,923 14,923 37,570
Trustee fees payable 708 4,920 96 31 635
Compliance services fees payable 929 4,871 86 35 693
Listing, Data and related fees payable 21,672 146,215 6,270 569 18,138
Professional fees payable 9,713 11,396 17,104 14,522 9,742
Unrealized depreciation on non-
exchange traded swap agreements 969,592 — 5,630,667 94,683 —
Other liabilities 4,613 12,950 1,133 399 2,055
Total Liabilities
1,531,860 10,873,862 5,676,014 125,213 628,751
Commitments and contingencies
(Note 4)
NET ASSETS
$ 102,938,835 $ 946,535,096 $ 18,122,249 $ 4,401,526 $ 84,883,711
NET ASSETS CONSIST OF:
Paid in Capital $ 109,761,536 $ 443,162,180 $ 41,559,649 $ 4,396,924 $ 103,164,772
Distributable earnings (loss) (6,822,701) 503,372,916 (23,437,400) 4,602 (18,281,061)
NET ASSETS
$ 102,938,835 $ 946,535,096 $ 18,122,249 $ 4,401,526 $ 84,883,711
Shares (unlimited number of shares
authorized, no par value) 2,302,944 9,807,750 995,000 75,000 1,680,000
Net Asset Value $ 44.70 $ 96.51 $ 18.21 $ 58.69 $ 50.53

212 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra High Yield Ultra Industrials Ultra Materials Ultra MidCap400
Ultra MSCI Brazil
Capped
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 21,418,638 $ 16,694,499 $ 36,543,053 $ 117,382,930 $ 1,265,404
Securities, at value
(a)
1,895,990 17,946,910 35,120,589 129,747,805 990,273
Repurchase Agreements, at value
19,522,969 1,086,199 3,377,205 11,487,900 275,340
Cash 2,168 130 406 4,678 33
Segregated cash balances with
brokers for futures contracts — — — 1,549,248 —
Segregated cash balances with
custodian for swap agreements 434,466 1,841,788 7,475 17,374,966 843,407
Dividends and interest receivable 2,392 20,305 54,101 92,845 34
Receivable for security lending income — — — 59 —
Receivable for investments sold — — — 1,242,596 —
Due from counterparty — — 97,538 — —
Receivable from Advisor — — — — 6,620
Reclaims receivable — — 1,254 — —
Receivable for variation margin on
futures contracts — — — 54,463 —
Unrealized appreciation on non-
exchange traded swap agreements 1,267,855 7,136,180 7,185,506 17,656,864 —
Prepaid expenses 707 924 807 2,612 1,348
Total Assets
23,126,547 28,032,436 45,844,881 179,214,036 2,117,055
LIABILITIES:
Payable for investments purchased — 399,253 500,265 — —
Payable for cash collateral received
from securities loaned — — — 103,781 —
Payable to Advisor 3,602 7,485 19,175 90,930 —
Management Services fees payable 1,365 2,122 3,571 12,857 —
Custodian fees payable 307 3,712 1,709 27,047 37
Administration fees payable 15,556 27,160 28,487 42,552 14,923
Trustee fees payable 63 154 297 952 19
Compliance services fees payable 103 162 336 1,050 33
Listing, Data and related fees payable 6,149 4,674 8,739 — —
Professional fees payable 16,765 9,138 9,448 10,978 14,633
Unrealized depreciation on non-
exchange traded swap agreements — — — — 384,300
Other liabilities 555 675 1,525 3,251 728
Total Liabilities
44,465 454,535 573,552 293,398 414,673
Commitments and contingencies
(Note 4)
NET ASSETS
$ 23,082,082 $ 27,577,901 $ 45,271,329 $ 178,920,638 $ 1,702,382
NET ASSETS CONSIST OF:
Paid in Capital $ 26,317,309 $ 25,507,002 $ 49,630,816 $ 259,934,726 $ 17,107,349
Distributable earnings (loss) (3,235,227) 2,070,899 (4,359,487) (81,014,088) (15,404,967)
NET ASSETS
$ 23,082,082 $ 27,577,901 $ 45,271,329 $ 178,920,638 $ 1,702,382
Shares (unlimited number of shares
authorized, no par value) 310,000 640,000 1,565,000 2,250,000 101,557
Net Asset Value $ 74.46 $ 43.09 $ 28.93 $ 79.52 $ 16.76
(a) Includes securities on loan valued at: $ — $ — $ — $ 102,087 $ —

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2024 (UNAUDITED) :: 213
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra MSCI EAFE
Ultra MSCI
Emerging Markets Ultra MSCI Japan
Ultra Nasdaq
Biotechnology
Ultra Nasdaq Cloud
Computing
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 5,006,713 $ 17,851,710 $ 4,843,559 $ 93,521,242 $ 1,711,173
Securities, at value
(a)
2,986,609 9,996,300 3,721,229 65,338,966 1,732,739
Repurchase Agreements, at value
2,020,442 7,857,194 1,835,723 14,740,696 267,095
Cash 243 944 218 — 33
Segregated cash balances with
custodian for swap agreements 2,046,830 — 1,178,000 — 43,344
Dividends and interest receivable 248 962 225 47,739 557
Receivable for security lending income — — — 3,664 —
Receivable from Advisor 2,189 — 6,262 — 7,322
Reclaims receivable — — — 13,218 —
Unrealized appreciation on non-
exchange traded swap agreements 1,624,606 166,139 726,444 1,535,858 462,114
Prepaid expenses 1,832 2,925 1,984 800 536
Total Assets
8,682,999 18,024,464 7,470,085 81,680,941 2,513,740
LIABILITIES:
Cash overdraft — — — 3,119 —
Payable for cash collateral received
from securities loaned — — — 456,345 —
Payable to Advisor — 1,527 — 34,643 —
Management Services fees payable — 1,382 — 6,622 —
Custodian fees payable 194 225 227 22,950 2,155
Administration fees payable 14,923 14,923 27,160 36,659 27,178
Trustee fees payable 63 124 62 618 18
Compliance services fees payable 74 134 66 718 22
Listing, Data and related fees payable — — — 36,915 323
Professional fees payable 15,887 20,130 13,796 9,537 9,518
Unrealized depreciation on non-
exchange traded swap agreements — 397,889 — 3,574,503 —
Other liabilities 708 1,179 645 5,074 635
Total Liabilities
31,849 437,513 41,956 4,187,703 39,849
Commitments and contingencies
(Note 4)
NET ASSETS
$ 8,651,150 $ 17,586,951 $ 7,428,129 $ 77,493,238 $ 2,473,891
NET ASSETS CONSIST OF:
Paid in Capital $ 14,567,535 $ 44,356,753 $ 8,843,085 $ 243,773,217 $ 3,035,744
Distributable earnings (loss) (5,916,385) (26,769,802) (1,414,956) (166,279,979) (561,853)
NET ASSETS
$ 8,651,150 $ 17,586,951 $ 7,428,129 $ 77,493,238 $ 2,473,891
Shares (unlimited number of shares
authorized, no par value) 195,000 330,000 190,000 1,300,000 65,001
Net Asset Value $ 44.36 $ 53.29 $ 39.10 $ 59.61 $ 38.06
(a) Includes securities on loan valued at: $ — $ — $ — $ 493,187 $ —

214 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Nasdaq
Cybersecurity Ultra QQQ Ultra Real Estate Ultra Russell2000 Ultra S&P500
®
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 2,914,177 $ 6,154,559,854 $ 62,515,389 $ 487,890,069 $ 4,987,010,887
Securities, at value
(a)
1,997,991 6,448,388,820 57,296,057 452,196,179 4,829,436,217
Repurchase Agreements, at value
916,682 138,835,886 7,168,844 82,406,029 223,200,417
Cash 111 272,264 862 9,280 90,392
Segregated cash balances with
brokers for futures contracts — 29,590,398 — 2,088,197 68,880,402
Segregated cash balances with
custodian for swap agreements 202,159 6,200 1,442,733 3,281,173 3,479,000
Dividends and interest receivable 112 3,269,511 29,245 298,134 4,151,105
Receivable for security lending income — 1,558 — 20,270 27
Receivable for investments sold — 10,766,327 — 293,280 —
Receivable for capital shares issued — — — 10,088,789 —
Receivable from Advisor 3,763 — — — —
Receivable for variation margin on
futures contracts — 4,300,361 — 191,349 5,078,084
Unrealized appreciation on non-
exchange traded swap agreements 777,570 1,122,866,601 13,231,409 50,398,636 760,139,906
Prepaid expenses 538 15,744 943 1,272 14,270
Total Assets
3,898,926 7,758,313,670 79,170,093 601,272,588 5,894,469,820
LIABILITIES:
Payable for investments purchased — — — 64,083 —
Payable for capital shares redeemed — 10,823,953 — 392 —
Payable for cash collateral received
from securities loaned — — — 5,363,601 —
Payable to Advisor — 4,551,457 38,285 299,616 3,386,209
Management Services fees payable — 621,095 6,172 43,461 457,656
Custodian fees payable 137 136,906 2,417 36,191 374,628
Administration fees payable 14,936 179,267 35,041 57,054 150,064
Trustee fees payable 26 45,624 503 1,979 33,947
Compliance services fees payable 23 43,674 498 1,526 34,307
Listing, Data and related fees payable 481 2,884,140 13,674 182,765 —
Professional fees payable 13,995 26,295 9,452 7,714 19,219
Unrealized depreciation on non-
exchange traded swap agreements 19,855 — — — —
Other liabilities 493 68,241 2,647 5,823 67,347
Total Liabilities
49,946 19,380,652 108,689 6,064,205 4,523,377
Commitments and contingencies
(Note 4)
NET ASSETS
$ 3,848,980 $ 7,738,933,018 $ 79,061,404 $ 595,208,383 $ 5,889,946,443
NET ASSETS CONSIST OF:
Paid in Capital $ 3,933,099 $ 6,151,797,084 $ 100,927,241 $ 633,414,298 $ 5,008,017,043
Distributable earnings (loss) (84,119) 1,587,135,934 (21,865,837) (38,205,915) 881,929,400
NET ASSETS
$ 3,848,980 $ 7,738,933,018 $ 79,061,404 $ 595,208,383 $ 5,889,946,443
Shares (unlimited number of shares
authorized, no par value) 80,001 71,500,000 1,038,744 11,800,000 60,100,000
Net Asset Value $ 48.11 $ 108.24 $ 76.11 $ 50.44 $ 98.00
(a) Includes securities on loan valued at: $ — $ 5,104,631 $ — $ 6,089,818 $ —

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2024 (UNAUDITED) :: 215
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra
Semiconductors Ultra SmallCap600 Ultra Technology Ultra Utilities UltraPro Dow30
SM
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 1,050,754,685 $ 35,053,134 $ 530,613,051 $ 17,833,907 $ 459,851,589
Securities, at value
(a)
992,282,209 30,496,089 610,472,226 17,185,412 450,430,409
Repurchase Agreements, at value
178,499,215 8,999,136 27,629,999 2,329,696 24,444,183
Cash 49,405 1,701 4,321 280 4,568
Segregated cash balances with
brokers for futures contracts — — — — 3,449,172
Segregated cash balances with
custodian for swap agreements 1,303 877,357 4,990,000 724,641 22,153,450
Dividends and interest receivable 114,241 30,035 314,476 73,085 703,376
Receivable for security lending income — 157 — — —
Receivable for investments sold — — — — 16,745,925
Due from counterparty — — — 4,427 —
Receivable for variation margin on
futures contracts — — — — 973,124
Unrealized appreciation on non-
exchange traded swap agreements 74,288,685 4,305,389 107,693,754 3,402,499 286,065,788
Prepaid expenses 2,703 3,815 2,366 905 2,298
Total Assets
1,245,237,761 44,713,679 751,107,142 23,720,945 804,972,293
LIABILITIES:
Payable for investments purchased 49,882,870 — — — —
Payable for capital shares redeemed — — — — 16,871,066
Payable for cash collateral received
from securities loaned — 313,450 — — —
Payable to Advisor 798,294 15,864 472,111 5,812 464,293
Management Services fees payable 103,381 3,361 60,884 1,873 60,880
Custodian fees payable 10,337 17,963 17,734 1,020 21,106
Administration fees payable 83,188 27,304 70,718 27,160 69,172
Trustee fees payable 7,767 242 4,813 110 4,311
Compliance services fees payable 4,916 244 4,885 94 4,992
Listing, Data and related fees payable 285,462 — 139,991 3,248 146,514
Professional fees payable 11,863 9,610 10,955 9,225 11,152
Unrealized depreciation on non-
exchange traded swap agreements 26,701,065 — 1,593,955 62,827 —
Other liabilities 11,964 852 11,717 1,031 20,552
Total Liabilities
77,901,107 388,890 2,387,763 112,400 17,674,038
Commitments and contingencies
(Note 4)
NET ASSETS
$ 1,167,336,654 $ 44,324,789 $ 748,719,379 $ 23,608,545 $ 787,298,255
NET ASSETS CONSIST OF:
Paid in Capital $ 688,139,392 $ 42,654,727 $ 536,178,833 $ 21,819,007 $ 537,309,547
Distributable earnings (loss) 479,197,262 1,670,062 212,540,546 1,789,538 249,988,708
NET ASSETS
$ 1,167,336,654 $ 44,324,789 $ 748,719,379 $ 23,608,545 $ 787,298,255
Shares (unlimited number of shares
authorized, no par value) 18,530,000 1,425,000 10,585,000 275,000 7,000,000
Net Asset Value $ 63.00 $ 31.11 $ 70.73 $ 85.85 $ 112.47
(a) Includes securities on loan valued at: $ — $ 366,897 $ — $ — $ —

216 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro
MidCap400 UltraPro QQQ
UltraPro
Russell2000 UltraPro S&P500
®
UltraPro Short 20+
Year Treasury
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 32,313,090 $ 18,607,327,419 $ 289,375,011 $ 3,387,669,175 $ 26,074,090
Securities, at value
(a)
33,754,423 18,111,222,992 311,173,880 3,336,360,870 6,480,327
Repurchase Agreements, at value
2,501,514 430,313,461 35,160,947 637,080 19,597,167
Cash 914 483,838 7,114 50,042 2,355
Segregated cash balances with
brokers for futures contracts 442,642 273,545,974 4,058,035 56,618,503 32,560
Segregated cash balances with
custodian for swap agreements 1,116,812 — 53,812,933 40,679,085 70,000
Dividends and interest receivable 18,624 5,321,943 197,202 2,451,063 2,401
Receivable for security lending income 22 1,765 13,608 69 —
Receivable for investments sold — 50,839,975 196,046 — —
Receivable for variation margin on
futures contracts 4,806 27,428,275 299,102 3,526,287 —
Unrealized appreciation on non-
exchange traded swap agreements 8,673,654 6,544,544,635 153,481,390 1,068,921,326 3,507,196
Prepaid expenses 3,772 54,780 2,074 10,044 796
Total Assets
46,517,183 25,443,757,638 558,402,331 4,509,254,369 29,692,802
LIABILITIES:
Payable for investments purchased — — 44,016 — —
Payable for capital shares redeemed — 51,923,901 6,544,307 — —
Payable for cash collateral received
from securities loaned 22,601 — 4,557,516 1,100 —
Payable to Advisor 15,933 12,280,017 232,174 2,608,126 15,279
Management Services fees payable 3,367 2,024,123 41,146 345,983 2,651
Custodian fees payable 28,327 452,154 178,187 431,654 1,395
Administration fees payable 27,345 452,969 61,767 128,965 15,633
Trustee fees payable 235 158,007 2,959 25,170 233
Compliance services fees payable 234 155,244 2,645 23,608 864
Listing, Data and related fees payable — 9,730,816 276,698 — 1,002
Professional fees payable 9,600 62,405 10,113 18,346 10,031
Payable for variation margin on futures
contracts — — — — 5,759
Unrealized depreciation on non-
exchange traded swap agreements — — — — 1,156,311
Other liabilities 1,541 354,148 10,784 67,719 1,876
Total Liabilities
109,183 77,593,784 11,962,312 3,650,671 1,211,034
Commitments and contingencies
(Note 4)
NET ASSETS
$ 46,408,000 $ 25,366,163,854 $ 546,440,019 $ 4,505,603,698 $ 28,481,768
NET ASSETS CONSIST OF:
Paid in Capital $ 32,469,514 $ 16,909,725,965 $ 480,220,371 $ 3,410,469,740 $ 5,890,469
Distributable earnings (loss) 13,938,486 8,456,437,889 66,219,648 1,095,133,958 22,591,299
NET ASSETS
$ 46,408,000 $ 25,366,163,854 $ 546,440,019 $ 4,505,603,698 $ 28,481,768
Shares (unlimited number of shares
authorized, no par value) 1,370,000 317,550,000 8,350,000 46,500,000 423,605
Net Asset Value $ 33.87 $ 79.88 $ 65.44 $ 96.89 $ 67.24
(a) Includes securities on loan valued at: $ 33,967 $ 5,661,398 $ 5,038,341 $ — $ —

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2024 (UNAUDITED) :: 217
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro Short
Dow30
SM
UltraPro Short
MidCap400 UltraPro Short QQQ
UltraPro Short
Russell2000
UltraPro Short
S&P500
®
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 428,806,331 $ 4,576,745 $ 4,017,313,796 $ 127,316,216 $ 776,741,100
Securities, at value 373,318,773 3,239,330 3,782,188,196 113,761,038 747,415,086
Repurchase Agreements, at value
55,545,331 1,337,757 235,740,780 13,570,760 29,462,608
Cash 6,739 262 3,688,169 1,633 7,221
Segregated cash balances with
brokers for futures contracts 1,266,907 38,749 18,097,944 909,144 4,515,943
Segregated cash balances with
custodian for swap agreements — 893,837 817,000 28,591,268 —
Dividends and interest receivable 6,804 164 28,878 1,662 3,609
Receivable from Advisor — 4,458 — — —
Prepaid expenses 1,471 3,701 8,154 991 3,510
Total Assets
430,146,025 5,518,258 4,040,569,121 156,836,496 781,407,977
LIABILITIES:
Payable for capital shares redeemed — — 47,258,037 — —
Payable to Advisor 170,062 — 1,371,535 35,393 305,192
Management Services fees payable 23,278 — 192,081 6,095 41,254
Custodian fees payable 9,278 786 64,412 4,819 15,226
Administration fees payable 36,980 14,923 88,541 21,099 47,648
Trustee fees payable 1,970 22 17,397 609 3,594
Compliance services fees payable 3,249 38 28,250 1,142 6,511
Listing, Data and related fees payable 65,485 — 1,070,449 62,849 —
Professional fees payable 10,348 9,344 18,736 9,671 11,635
Payable for variation margin on futures
contracts 125,788 401 1,853,601 36,911 283,179
Unrealized depreciation on non-
exchange traded swap agreements 163,904,037 2,452,382 1,936,309,047 90,164,806 323,294,344
Other liabilities 20,320 923 135,648 5,754 33,035
Total Liabilities
164,370,795 2,478,819 1,988,407,734 90,349,148 324,041,618
Commitments and contingencies
(Note 4)
NET ASSETS
$ 265,775,230 $ 3,039,439 $ 2,052,161,387 $ 66,487,348 $ 457,366,359
NET ASSETS CONSIST OF:
Paid in Capital $ 2,125,359,650 $ 64,473,810 $ 12,959,308,937 $ 751,991,482 $ 5,593,484,935
Distributable earnings (loss) (1,859,584,420) (61,434,371) (10,907,147,550) (685,504,134) (5,136,118,576)
NET ASSETS
$ 265,775,230 $ 3,039,439 $ 2,052,161,387 $ 66,487,348 $ 457,366,359
Shares (unlimited number of shares
authorized, no par value) 6,047,441 418,643 62,967,685 4,457,646 21,438,887
Net Asset Value $ 43.95 $ 7.26 $ 32.59 $ 14.92 $ 21.33

218 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort 7-10
Year Treasury
UltraShort 20+ Year
Treasury
UltraShort
Consumer
Discretionary
UltraShort
Consumer Staples UltraShort Dow30
SM
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 15,624,976 $ 342,912,962 $ 1,849,993 $ 641,154 $ 78,209,220
Securities, at value 9,987,397 303,657,483 992,342 198,272 54,628,548
Repurchase Agreements, at value
5,639,827 39,319,755 857,759 442,908 23,584,316
Cash 678 11,084 103 53 3,007
Segregated cash balances with
brokers for futures contracts 8,800 293,040 — — 310,968
Segregated cash balances with
custodian for swap agreements — 138,000 13,083 144,754 1,974,481
Dividends and interest receivable 691 4,817 105 54 2,889
Receivable from Advisor — — 5,432 5,693 —
Unrealized appreciation on non-
exchange traded swap agreements — 3,539,833 — — —
Prepaid expenses 746 1,493 709 713 889
Total Assets
15,638,139 346,965,505 1,869,533 792,447 80,505,098
LIABILITIES:
Payable to Advisor 3,892 185,716 — — 35,251
Management Services fees payable 1,272 24,848 — — 5,515
Custodian fees payable 1,318 7,823 — 17 2,401
Administration fees payable 15,549 36,224 14,923 14,923 19,926
Trustee fees payable 103 1,890 13 5 471
Compliance services fees payable 210 3,609 16 10 665
Listing, Data and related fees payable 474 8,823 306 146 15,515
Professional fees payable 9,434 10,848 9,335 9,269 9,579
Payable for variation margin on futures
contracts 1,122 51,759 — — 30,876
Unrealized depreciation on non-
exchange traded swap agreements 541,686 55,312,259 812,250 177,199 20,061,466
Other liabilities 1,461 16,280 527 558 6,457
Total Liabilities
576,521 55,660,079 837,370 202,127 20,188,122
Commitments and contingencies
(Note 4)
NET ASSETS
$ 15,061,618 $ 291,305,426 $ 1,032,163 $ 590,320 $ 60,316,976
NET ASSETS CONSIST OF:
Paid in Capital $ 131,971,671 $ 4,980,552,847 $ 20,804,855 $ 10,262,203 $ 831,612,160
Distributable earnings (loss) (116,910,053) (4,689,247,421) (19,772,692) (9,671,883) (771,295,184)
NET ASSETS
$ 15,061,618 $ 291,305,426 $ 1,032,163 $ 590,320 $ 60,316,976
Shares (unlimited number of shares
authorized, no par value) 650,000 8,996,929 106,696 50,568 2,459,786
Net Asset Value $ 23.17 $ 32.38 $ 9.67 $ 11.67 $ 24.52

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2024 (UNAUDITED) :: 219
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Energy
UltraShort
Financials
UltraShort FTSE
China 50
UltraShort FTSE
Europe
UltraShort Health
Care
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 26,749,711 $ 15,013,120 $ 17,205,857 $ 20,596,435 $ 1,315,119
Securities, at value 8,496,855 7,778,424 12,936,787 9,969,733 198,272
Repurchase Agreements, at value
18,254,372 7,236,243 4,270,268 10,631,938 1,116,873
Cash 2,194 870 513 1,413 173
Segregated cash balances with
custodian for swap agreements — 2,106,310 5,813,000 721,474 222,323
Dividends and interest receivable 2,236 886 523 1,302 137
Due from counterparty — — — — 558
Receivable from Advisor — — — — 5,227
Unrealized appreciation on non-
exchange traded swap agreements — — — 315,600 6,670
Prepaid expenses 959 756 733 768 711
Total Assets
26,756,616 17,123,489 23,021,824 21,642,228 1,550,944
LIABILITIES:
Payable to Advisor 5,839 449 8 7,394 —
Management Services fees payable 1,535 893 — 1,821 —
Custodian fees payable 384 493 214 519 25
Administration fees payable 14,924 14,924 14,923 14,710 14,923
Trustee fees payable 94 89 95 141 6
Compliance services fees payable 162 140 147 357 11
Listing, Data and related fees payable 3,285 2,765 5,528 2,635 201
Professional fees payable 9,321 9,366 19,195 13,217 9,287
Unrealized depreciation on non-
exchange traded swap agreements 5,787,796 6,974,234 11,484,100 582,660 156,922
Other liabilities 1,744 4,127 2,073 3,797 643
Total Liabilities
5,825,084 7,007,480 11,526,283 627,251 182,018
Commitments and contingencies
(Note 4)
NET ASSETS
$ 20,931,532 $ 10,116,009 $ 11,495,541 $ 21,014,977 $ 1,368,926
NET ASSETS CONSIST OF:
Paid in Capital $ 149,748,898 $ 527,579,849 $ 267,777,312 $ 303,273,972 $ 13,627,138
Distributable earnings (loss) (128,817,366) (517,463,840) (256,281,771) (282,258,995) (12,258,212)
NET ASSETS
$ 20,931,532 $ 10,116,009 $ 11,495,541 $ 21,014,977 $ 1,368,926
Shares (unlimited number of shares
authorized, no par value) 613,265 318,042 591,947 532,365 130,430
Net Asset Value $ 34.13 $ 31.81 $ 19.42 $ 39.47 $ 10.50

220 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort
Industrials UltraShort Materials
UltraShort
MidCap400
UltraShort MSCI
Brazil Capped
UltraShort MSCI
EAFE
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 1,754,854 $ 1,287,948 $ 1,363,485 $ 6,983,716 $ 1,018,548
Securities, at value 249,463 499,498 396,545 4,951,364 743,739
Repurchase Agreements, at value
1,505,432 788,559 966,993 2,033,396 274,915
Cash 181 95 116 244 33
Segregated cash balances with
custodian for swap agreements 32,000 31,998 401,000 2,610,901 78,108
Dividends and interest receivable 184 97 118 249 34
Receivable from Advisor 5,315 5,627 5,832 2,148 6,389
Unrealized appreciation on non-
exchange traded swap agreements — — — 928,662 7,416
Prepaid expenses 711 743 2,259 2,127 1,037
Total Assets
1,793,286 1,326,617 1,772,863 10,529,091 1,111,671
LIABILITIES:
Custodian fees payable 67 59 701 65 19
Administration fees payable 14,923 14,923 14,923 14,923 14,923
Trustee fees payable 9 8 8 62 8
Compliance services fees payable 17 14 16 76 14
Listing, Data and related fees payable 258 216 — — —
Professional fees payable 9,273 9,333 9,330 14,325 15,345
Unrealized depreciation on non-
exchange traded swap agreements 578,425 562,953 781,466 1,549,482 32,049
Other liabilities 802 842 619 1,075 520
Total Liabilities
603,774 588,348 807,063 1,580,008 62,878
Commitments and contingencies
(Note 4)
NET ASSETS
$ 1,189,512 $ 738,269 $ 965,800 $ 8,949,083 $ 1,048,793
NET ASSETS CONSIST OF:
Paid in Capital $ 23,881,575 $ 87,175,963 $ 57,100,741 $ 104,627,339 $ 25,339,056
Distributable earnings (loss) (22,692,063) (86,437,694) (56,134,941) (95,678,256) (24,290,263)
NET ASSETS
$ 1,189,512 $ 738,269 $ 965,800 $ 8,949,083 $ 1,048,793
Shares (unlimited number of shares
authorized, no par value) 165,135 55,024 113,510 533,546 68,703
Net Asset Value $ 7.20 $ 13.42 $ 8.51 $ 16.77 $ 15.27

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2024 (UNAUDITED) :: 221
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort MSCI
Emerging Markets
UltraShort MSCI
Japan
UltraShort Nasdaq
Biotechnology UltraShort QQQ
UltraShort Real
Estate
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 4,790,835 $ 5,819,707 $ 4,044,528 $ 305,482,441 $ 37,319,980
Securities, at value 2,947,792 2,978,139 1,481,929 248,825,242 19,992,600
Repurchase Agreements, at value
1,843,387 2,841,807 2,562,847 56,695,285 17,330,948
Cash 220 290 308 5,666 2,100
Segregated cash balances with
brokers for futures contracts — — — 1,267,465 —
Segregated cash balances with
custodian for swap agreements 624,111 925,456 — — —
Dividends and interest receivable 226 348 314 6,945 2,123
Receivable from Advisor 3,827 2,613 3,797 — —
Unrealized appreciation on non-
exchange traded swap agreements — 62,148 183,721 185,406 —
Prepaid expenses 1,416 1,391 745 2,061 787
Total Assets
5,420,979 6,812,192 4,233,661 306,988,070 37,328,558
LIABILITIES:
Payable for capital shares redeemed — — — 8,367,187 —
Payable to Advisor — — — 129,515 10,194
Management Services fees payable — — — 19,420 2,135
Custodian fees payable 66 96 180 8,249 890
Administration fees payable 14,923 14,923 14,923 34,163 14,735
Trustee fees payable 35 40 22 1,691 207
Compliance services fees payable 55 40 35 2,884 372
Listing, Data and related fees payable — — 1,398 108,004 6,694
Professional fees payable 15,839 12,942 9,278 10,350 9,390
Payable for variation margin on futures
contracts — — — 192,388 —
Unrealized depreciation on non-
exchange traded swap agreements 647,753 319,072 695,974 73,893,259 13,549,535
Other liabilities 1,248 566 833 19,103 6,262
Total Liabilities
679,919 347,679 722,643 82,786,213 13,600,414
Commitments and contingencies
(Note 4)
NET ASSETS
$ 4,741,060 $ 6,464,513 $ 3,511,018 $ 224,201,857 $ 23,728,144
NET ASSETS CONSIST OF:
Paid in Capital $ 172,461,525 $ 36,357,089 $ 78,970,816 $ 2,217,448,532 $ 277,614,418
Distributable earnings (loss) (167,720,465) (29,892,576) (75,459,798) (1,993,246,675) (253,886,274)
NET ASSETS
$ 4,741,060 $ 6,464,513 $ 3,511,018 $ 224,201,857 $ 23,728,144
Shares (unlimited number of shares
authorized, no par value) 278,771 159,927 221,096 6,698,903 537,888
Net Asset Value $ 17.01 $ 40.42 $ 15.88 $ 33.47 $ 44.11

222 :: NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort
Russell2000 UltraShort S&P500
®
UltraShort
Semiconductors
UltraShort
SmallCap600
UltraShort
Technology
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 68,331,107 $ 607,531,831 $ 9,723,229 $ 1,354,630 $ 5,356,594
Securities, at value 44,600,869 547,201,837 5,166,298 891,246 3,720,765
Repurchase Agreements, at value
23,736,784 60,406,969 4,557,515 463,572 1,636,260
Cash 4,756,551 10,607 548 66 197
Segregated cash balances with
brokers for futures contracts 409,755 3,423,852 — — —
Segregated cash balances with
custodian for swap agreements 11,829,393 — 3,057,084 848,510 217,000
Dividends and interest receivable 2,908 7,400 558 57 200
Receivable for capital shares issued — 3,809,060 — — —
Receivable from Advisor — — 838 5,231 3,752
Unrealized appreciation on non-
exchange traded swap agreements — — 217,633 — —
Prepaid expenses 838 4,100 2,177 3,602 1,982
Total Assets
85,337,098 614,863,825 13,002,651 2,212,284 5,580,156
LIABILITIES:
Payable to Advisor 23,255 257,300 — — —
Management Services fees payable 4,251 34,639 — — —
Custodian fees payable 2,170 14,100 137 43 72
Administration fees payable 17,343 44,549 14,923 14,923 14,923
Trustee fees payable 341 3,289 46 13 30
Compliance services fees payable 654 5,805 56 22 38
Listing, Data and related fees payable 34,845 — 1,811 — 848
Professional fees payable 11,382 10,897 9,348 9,331 9,345
Payable for variation margin on futures
contracts 24,877 214,698 — — —
Unrealized depreciation on non-
exchange traded swap agreements 37,569,743 220,847,094 4,428,502 694,488 1,924,855
Other liabilities 4,588 30,086 1,174 659 1,097
Total Liabilities
37,693,449 221,462,457 4,455,997 719,479 1,951,208
Commitments and contingencies
(Note 4)
NET ASSETS
$ 47,643,649 $ 393,401,368 $ 8,546,654 $ 1,492,805 $ 3,628,948
NET ASSETS CONSIST OF:
Paid in Capital $ 836,937,029 $ 6,117,346,981 $ 75,342,834 $ 34,109,706 $ 39,277,423
Distributable earnings (loss) (789,293,380) (5,723,945,613) (66,796,180) (32,616,901) (35,648,475)
NET ASSETS
$ 47,643,649 $ 393,401,368 $ 8,546,654 $ 1,492,805 $ 3,628,948
Shares (unlimited number of shares
authorized, no par value) 1,252,729 20,656,249 294,135 113,946 353,028
Net Asset Value $ 38.03 $ 19.05 $ 29.06 $ 13.10 $ 10.28

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2024 (UNAUDITED) :: 223
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Utilities
ASSETS:
Securities and Repurchase Agreements, at cost
$ 2,499,616
Securities, at value 987,953
Repurchase Agreements, at value
1,511,828
Cash 182
Segregated cash balances with custodian for swap agreements 170,962
Dividends and interest receivable 185
Receivable from Advisor 4,083
Unrealized appreciation on non-exchange traded swap agreements 55,543
Prepaid expenses 742
Total Assets
2,731,478
LIABILITIES:
Custodian fees payable 4
Administration fees payable 14,923
Trustee fees payable 9
Compliance services fees payable 13
Listing, Data and related fees payable 310
Professional fees payable 9,331
Unrealized depreciation on non-exchange traded swap agreements 447,665
Other liabilities 563
Total Liabilities
472,818
Commitments and contingencies
(Note 4)
NET ASSETS
$ 2,258,660
NET ASSETS CONSIST OF:
Paid in Capital $ 14,820,605
Distributable earnings (loss) (12,561,945)
NET ASSETS
$ 2,258,660
Shares (unlimited number of shares authorized, no par value) 156,846
Net Asset Value $ 14.40

224 :: FOR THE PERIODS ENDED NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
STATEMENTS OF OPERATIONS

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2024 (UNAUDITED) :: 225
PROSHARES TRUST
See accompanying notes to the financial statements
Short 7-10 Year
Treasury
Short 20+ Year
Treasury Short Dow30
SM
Short Financials
Short FTSE
China 50
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Interest $ 309,167 $ 1,958,795 $ 4,940,236 $ 364,001 $ 148,147
Total Investment Income
309,167 1,958,795 4,940,236 364,001 148,147
EXPENSES:
Advisory fees (Note 4) 50,288 289,520 610,715 47,418 23,613
Management Services fees (Note 4) 6,706 38,613 81,491 6,330 3,151
Professional fees 9,489 9,710 10,060 9,501 16,456
Administration fees (Note 5) 23,209 32,192 41,758 22,259 22,256
Custodian fees (Note 6) 1,641 4,518 6,819 645 203
Printing and Shareholder reports 1,833 5,464 7,196 2,424 710
Listing, Data and related fees (Note 7) 4,851 8,014 36,681 5,983 7,078
Trustees fees (Note 8) 127 776 1,635 118 66
Compliance services fees (Note 4) 26 167 379 22 15
Other fees 2,231 2,861 4,033 2,262 2,229
Total Gross Expenses before fees waived and/or
reimbursed
100,401 391,835 800,767 96,962 75,777
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (36,706) (25,133) (27,206) (36,900) (45,870)
Total Net Expenses
63,695 366,702 773,561 60,062 29,907
Net Investment Income (Loss)
245,472 1,592,093 4,166,675 303,939 118,240
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of futures contracts (13,623) (66,629) (629,007) — —
Expiration or closing of non-exchange traded swap
agreements (136,061) 1,454,013 (21,060,980) (1,917,535) 17,690
Net realized gain (loss)
(149,684) 1,387,384 (21,689,987) (1,917,535) 17,690
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments (121) 10,175 (13,612) 3,981 303
Futures contracts 503 (9,971) (859,952) — —
Non-exchange traded swap agreements (224,814) (5,955,046) (333,015) (880,362) (1,096,313)
Change in net unrealized appreciation/depreciation
(224,432) (5,954,842) (1,206,579) (876,381) (1,096,010)
Net realized and unrealized gain (loss)
(374,116) (4,567,458) (22,896,566) (2,793,916) (1,078,320)
Change in Net Assets Resulting from Operations
$ (128,644) $ (2,975,365) $ (18,729,891) $ (2,489,977) $ (960,080)

226 :: FOR THE PERIODS ENDED NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Short High Yield
Short
MidCap400
Short MSCI
EAFE
Short MSCI
Emerging
Markets Short QQQ
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Interest $ 2,671,803 $ 180,247 $ 656,802 $ 339,818 $ 21,728,396
Total Investment Income
2,671,803 180,247 656,802 339,818 21,728,396
EXPENSES:
Advisory fees (Note 4) 338,786 24,036 73,889 49,230 2,223,287
Management Services fees (Note 4) 45,185 3,207 9,853 6,566 296,649
Professional fees 14,656 9,481 14,734 15,771 11,346
Administration fees (Note 5) 34,165 22,256 22,257 22,256 75,022
Custodian fees (Note 6) 3,131 1,193 741 590 19,993
Printing and Shareholder reports 10,754 604 2,908 2,043 27,253
Listing, Data and related fees (Note 7) 27,250 5,324 13,693 10,964 300,033
Trustees fees (Note 8) 895 65 194 132 5,879
Compliance services fees (Note 4) 179 13 36 26 1,170
Other fees 2,780 2,008 2,113 2,286 8,176
Total Gross Expenses before fees waived and/or
reimbursed
477,781 68,187 140,418 109,864 2,968,808
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (48,658) (37,740) (46,836) (47,505) (152,703)
Total Net Expenses
429,123 30,447 93,582 62,359 2,816,105
Net Investment Income (Loss)
2,242,680 149,800 563,220 277,459 18,912,291
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (428) — — — 11,315
Expiration or closing of futures contracts — (505) — — (899,482)
Expiration or closing of non-exchange traded swap
agreements (1,039,317) (91,143) (2,794,468) (959,227) (184,040,644)
Net realized gain (loss)
(1,039,745) (91,648) (2,794,468) (959,227) (184,928,811)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 24,126 479 2,154 755 36,122
Futures contracts — (64,660) — — (2,605,778)
Non-exchange traded swap agreements (4,130,262) (738,842) 1,841,344 357,974 107,858,387
Change in net unrealized appreciation/depreciation
(4,106,136) (803,023) 1,843,498 358,729 105,288,731
Net realized and unrealized gain (loss)
(5,145,881) (894,671) (950,970) (600,498) (79,640,080)
Change in Net Assets Resulting from Operations
$ (2,903,201) $ (744,871) $ (387,750) $ (323,039) $ (60,727,789)

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2024 (UNAUDITED) :: 227
PROSHARES TRUST
See accompanying notes to the financial statements
Short Real Estate
Short
Russell2000 Short S&P500
®
Short
SmallCap600
Ultra 7-10 Year
Treasury
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Interest $ 455,610 $ 5,194,276 $ 32,649,343 $ 182,647 $ 765,684
Total Investment Income
455,610 5,194,276 32,649,343 182,647 765,684
EXPENSES:
Advisory fees (Note 4) 51,973 616,030 3,633,468 23,790 117,135
Management Services fees (Note 4) 6,937 82,210 484,825 3,175 15,620
Professional fees 9,514 10,046 13,035 9,481 9,548
Administration fees (Note 5) 22,259 41,917 93,364 22,256 24,646
Custodian fees (Note 6) 719 8,489 31,832 266 1,523
Printing and Shareholder reports 3,699 11,265 45,634 532 613
Listing, Data and related fees (Note 7) 6,166 82,184 4,624 5,324 5,285
Trustees fees (Note 8) 143 1,653 9,403 59 295
Compliance services fees (Note 4) 30 351 1,898 11 59
Other fees 2,298 3,546 12,472 2,210 2,501
Total Gross Expenses before fees waived and/or
reimbursed
103,738 857,691 4,330,555 67,104 177,225
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (37,905) (77,376) — (36,971) (28,846)
Total Net Expenses
65,833 780,315 4,330,555 30,133 148,379
Net Investment Income (Loss)
389,777 4,413,961 28,318,788 152,514 617,305
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — — (3,120) — (383)
Expiration or closing of futures contracts — 103,033 (3,686,340) — 6,448
Expiration or closing of non-exchange traded swap
agreements (2,559,198) (15,947,785) (205,345,371) (1,275,411) (911,834)
Net realized gain (loss)
(2,559,198) (15,844,752) (209,034,831) (1,275,411) (905,769)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 3,037 16,262 (63,245) 662 (129)
Futures contracts — (1,427,651) (1,854,275) — 469
Non-exchange traded swap agreements (74,637) (8,724,224) 73,212,071 180,190 381,263
Change in net unrealized appreciation/depreciation
(71,600) (10,135,613) 71,294,551 180,852 381,603
Net realized and unrealized gain (loss)
(2,630,798) (25,980,365) (137,740,280) (1,094,559) (524,166)
Change in Net Assets Resulting from Operations
$ (2,241,021) $ (21,566,404) $ (109,421,492) $ (942,045) $ 93,139

228 :: FOR THE PERIODS ENDED NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra 20+ Year
Treasury
Ultra
Communication
Services
Ultra Consumer
Discretionary
Ultra Consumer
Staples Ultra Dow30
SM
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Dividends $ — $ 16,029 $ 41,202 $ 92,977 $ 2,590,542
Interest 3,053,096 8,338 45,352 35,919 1,477,757
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 1,947 — 4 — —
Total Investment Income
3,055,043 24,367 86,558 128,896 4,068,299
EXPENSES:
Advisory fees (Note 4) 461,516 16,292 53,491 38,406 1,559,657
Management Services fees (Note 4) 61,534 2,169 7,116 5,118 207,650
Professional fees 9,853 9,277 9,497 9,419 11,793
Administration fees (Note 5) 38,192 40,530 40,530 40,530 89,229
Custodian fees (Note 6) 3,529 1,321 3,860 1,657 15,050
Printing and Shareholder reports 1,783 167 564 523 7,165
Listing, Data and related fees (Note 7) 8,807 4,735 6,219 5,620 87,146
Trustees fees (Note 8) 1,152 37 135 94 3,946
Compliance services fees (Note 4) 258 9 30 20 908
Other fees 3,441 2,054 2,152 2,061 6,642
Total Gross Expenses before fees waived and/or
reimbursed
590,065 76,591 123,594 103,448 1,989,186
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (5,386) (55,951) (55,832) (54,795) (13,516)
Total Net Expenses
584,679 20,640 67,762 48,653 1,975,670
Net Investment Income (Loss)
2,470,364 3,727 18,796 80,243 2,092,629
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — 129,303 (18,543) (4,727) (1,628,079)
Expiration or closing of futures contracts 33,603 — — — 2,359,795
Expiration or closing of non-exchange traded swap
agreements (10,943,394) — 1,190,970 — 6,864,666
In-kind redemptions of investments — — 205,726 909,019 15,262,023
Net realized gain (loss)
(10,909,791) 129,303 1,378,153 904,292 22,858,405
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 4,268 429,433 1,979,963 (376,191) 31,978,389
Futures contracts 9,935 — — — 3,368,350
Non-exchange traded swap agreements 14,611,453 918,896 2,777,031 703,862 56,638,306
Change in net unrealized appreciation/depreciation
14,625,656 1,348,329 4,756,994 327,671 91,985,045
Net realized and unrealized gain (loss)
3,715,865 1,477,632 6,135,147 1,231,963 114,843,450
Change in Net Assets Resulting from Operations
$ 6,186,229 $ 1,481,359 $ 6,153,943 $ 1,312,206 $ 116,936,079

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2024 (UNAUDITED) :: 229
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra Energy Ultra Financials
Ultra FTSE China
50
Ultra FTSE
Europe Ultra Health Care
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Dividends $ 1,226,430 $ 3,452,279 $ — $ — $ 531,551
Interest 633,727 1,939,425 381,087 82,998 348,085
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 25 — — — —
Total Investment Income
1,860,182 5,391,704 381,087 82,998 879,636
EXPENSES:
Advisory fees (Note 4) 387,784 2,817,014 57,624 17,238 343,540
Management Services fees (Note 4) 51,703 374,784 7,686 2,300 45,805
Professional fees 9,917 12,340 16,932 16,212 9,563
Administration fees (Note 5) 58,305 108,097 22,256 22,256 55,912
Custodian fees (Note 6) 6,097 26,624 359 117 3,627
Printing and Shareholder reports 4,497 10,063 824 165 1,761
Listing, Data and related fees (Note 7) 19,595 116,519 11,386 4,775 17,826
Trustees fees (Note 8) 1,005 6,969 137 45 900
Compliance services fees (Note 4) 240 1,602 30 11 207
Recoupment of prior expenses waived and/or
reimbursed by Advisor (Note 4) — 80,949 — — —
Other fees 3,328 10,618 2,286 2,214 3,214
Total Gross Expenses before fees waived and/or
reimbursed
542,471 3,565,579 119,520 65,333 482,355
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (51,270) — (46,511) (43,495) (47,153)
Total Net Expenses
491,201 3,565,579 73,009 21,838 435,202
Net Investment Income (Loss)
1,368,981 1,826,125 308,078 61,160 444,434
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (985,764) 26,383 — — (794,581)
Expiration or closing of non-exchange traded swap
agreements — 335,816,778 1,914,848 209,265 —
In-kind redemptions of investments 2,991,362 9,617,187 — — 712,435
Net realized gain (loss)
2,005,598 345,460,348 1,914,848 209,265 (82,146)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments (491,623) 83,657,675 1,503 146 1,538,357
Non-exchange traded swap agreements (721,533) (123,647,184) (2,231,537) (884,877) 515,812
Change in net unrealized appreciation/depreciation
(1,213,156) (39,989,509) (2,230,034) (884,731) 2,054,169
Net realized and unrealized gain (loss)
792,442 305,470,839 (315,186) (675,466) 1,972,023
Change in Net Assets Resulting from Operations
$ 2,161,423 $ 307,296,964 $ (7,108) $ (614,306) $ 2,416,457

230 :: FOR THE PERIODS ENDED NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra High Yield Ultra Industrials Ultra Materials Ultra MidCap400
Ultra MSCI Brazil
Capped
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Dividends $ — $ 109,314 $ 295,856 $ 798,745 $ —
Interest 215,723 15,322 99,189 85,594 79,087
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) — 13 16 1,975 —
Foreign withholding tax on income — — — (852) —
Total Investment Income
215,723 124,649 395,061 885,462 79,087
EXPENSES:
Advisory fees (Note 4) 43,167 86,828 162,369 531,354 9,572
Management Services fees (Note 4) 5,754 11,560 21,643 70,754 1,277
Professional fees 15,098 9,704 9,626 11,426 17,335
Administration fees (Note 5) 23,210 40,530 42,127 63,233 22,256
Custodian fees (Note 6) 522 3,317 2,188 28,511 112
Printing and Shareholder reports 317 610 1,264 2,469 424
Listing, Data and related fees (Note 7) 7,345 7,552 10,577 5,324 5,361
Trustees fees (Note 8) 110 221 421 1,344 27
Compliance services fees (Note 4) 28 53 98 310 7
Other fees 2,072 2,436 2,439 3,817 2,195
Total Gross Expenses before fees waived and/or
reimbursed
97,623 162,811 252,752 718,542 58,566
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (42,942) (52,827) (47,092) (45,562) (46,450)
Total Net Expenses
54,681 109,984 205,660 672,980 12,116
Net Investment Income (Loss)
161,042 14,665 189,401 212,482 66,971
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (1) (25,742) 197,029 (160,086) —
Expiration or closing of futures contracts — — — 216,681 —
Expiration or closing of non-exchange traded swap
agreements 1,044,903 1,319,256 — 13,527,607 (1,280,631)
In-kind redemptions of investments — 672,816 691,607 4,262,642 —
Net realized gain (loss)
1,044,902 1,966,330 888,636 17,846,844 (1,280,631)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments (276) 1,467,777 118,341 9,529,174 209
Futures contracts — — — 1,209,078 —
Non-exchange traded swap agreements (435,328) 2,925,191 732,376 2,584,284 703,882
Change in net unrealized appreciation/depreciation
(435,604) 4,392,968 850,717 13,322,536 704,091
Net realized and unrealized gain (loss)
609,298 6,359,298 1,739,353 31,169,380 (576,540)
Change in Net Assets Resulting from Operations
$ 770,340 $ 6,373,963 $ 1,928,754 $ 31,381,862 $ (509,569)

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2024 (UNAUDITED) :: 231
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra MSCI EAFE
Ultra MSCI
Emerging
Markets
Ultra MSCI
Japan
Ultra Nasdaq
Biotechnology
Ultra Nasdaq
Cloud
Computing
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Dividends $ — $ — $ 23,525 $ 214,014 $ 4,481
Interest 143,660 399,238 88,082 578,871 14,620
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) — — — 20,472 9
Foreign withholding tax on income — — — (770) (50)
Total Investment Income
143,660 399,238 111,607 812,587 19,060
EXPENSES:
Advisory fees (Note 4) 34,229 67,278 31,683 332,560 9,859
Management Services fees (Note 4) 4,566 8,971 4,226 44,329 1,311
Professional fees 16,226 18,236 14,940 10,283 9,668
Administration fees (Note 5) 22,256 22,256 40,530 55,175 40,548
Custodian fees (Note 6) 301 462 359 23,271 1,024
Printing and Shareholder reports 438 834 434 4,627 237
Listing, Data and related fees (Note 7) 7,434 10,274 7,259 47,439 3,502
Trustees fees (Note 8) 90 175 88 889 26
Compliance services fees (Note 4) 22 38 21 205 7
Other fees 2,056 2,352 2,064 3,164 2,194
Total Gross Expenses before fees waived and/or
reimbursed
87,618 130,876 101,604 521,942 68,376
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (44,255) (45,659) (61,465) (100,657) (55,889)
Total Net Expenses
43,363 85,217 40,139 421,285 12,487
Net Investment Income (Loss)
100,297 314,021 71,468 391,302 6,573
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — — — 162,952 399
Expiration or closing of non-exchange traded swap
agreements 358,325 (512,136) (206,681) 4,569,920 138,900
In-kind redemptions of investments — — — 4,237,562 372,776
Net realized gain (loss)
358,325 (512,136) (206,681) 8,970,434 512,075
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 338 (307) 33,357 (1,224,718) 122,693
Non-exchange traded swap agreements (1,064,478) 134,035 48,815 (1,727,254) 752,944
Change in net unrealized appreciation/depreciation
(1,064,140) 133,728 82,172 (2,951,972) 875,637
Net realized and unrealized gain (loss)
(705,815) (378,408) (124,509) 6,018,462 1,387,712
Change in Net Assets Resulting from Operations
$ (605,518) $ (64,387) $ (53,041) $ 6,409,764 $ 1,394,285

232 :: FOR THE PERIODS ENDED NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra Nasdaq
Cybersecurity Ultra QQQ Ultra Real Estate Ultra Russell2000 Ultra S&P500
®
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Dividends $ — $ 19,416,035 $ 710,773 $ 1,492,118 $ 23,509,741
Income from non-cash dividends — — — 175,320 —
Interest 68,693 21,041,688 367,246 1,649,723 22,032,816
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) — 22,025 — 95,411 1,010
Foreign withholding tax on income — (41,533) — (9,191) (5,951)
Total Investment Income
68,693 40,438,215 1,078,019 3,403,381 45,537,616
EXPENSES:
Advisory fees (Note 4) 14,175 26,044,266 271,405 1,210,289 19,736,483
Management Services fees (Note 4) 1,887 3,469,154 36,131 161,105 2,628,384
Professional fees 13,429 36,150 9,614 10,767 31,643
Administration fees (Note 5) 22,273 269,198 51,076 81,452 227,141
Custodian fees (Note 6) 152 217,703 3,850 52,165 475,975
Printing and Shareholder reports 288 44,652 2,124 4,827 57,035
Listing, Data and related fees (Note 7) 3,675 3,472,887 14,924 157,133 7,599
Trustees fees (Note 8) 36 65,814 687 2,648 49,652
Compliance services fees (Note 4) 9 15,517 145 550 11,937
Recoupment of prior expenses waived and/or
reimbursed by Advisor (Note 4) — 400,518 — — —
Other fees 2,000 79,769 3,026 4,931 60,805
Total Gross Expenses before fees waived and/or
reimbursed
57,924 34,115,628 392,982 1,685,867 23,286,654
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (39,970) (1,136,984) (49,177) (152,930) (320,749)
Total Net Expenses
17,954 32,978,644 343,805 1,532,937 22,965,905
Net Investment Income (Loss)
50,739 7,459,571 734,214 1,870,444 22,571,711
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — (23,895,995) 141,298 5,434,788 (11,922,591)
Expiration or closing of futures contracts — 13,434,298 — 756,227 31,445,092
Expiration or closing of non-exchange traded swap
agreements 263,733 345,049,316 — 6,841,952 552,536,847
In-kind redemptions of investments — 507,772,313 1,666,077 — 280,388,992
Net realized gain (loss)
263,733 842,359,932 1,807,375 13,032,967 852,448,340
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 496 112,534,067 6,126,690 40,796,540 198,791,439
Futures contracts — 17,261,994 — 2,724,004 30,243,098
Non-exchange traded swap agreements 814,193 351,771,820 13,619,786 36,201,555 142,725,631
Change in net unrealized appreciation/depreciation
814,689 481,567,881 19,746,476 79,722,099 371,760,168
Net realized and unrealized gain (loss)
1,078,422 1,323,927,813 21,553,851 92,755,066 1,224,208,508
Change in Net Assets Resulting from Operations
$ 1,129,161 $ 1,331,387,384 $ 22,288,065 $ 94,625,510 $ 1,246,780,219

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2024 (UNAUDITED) :: 233
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra
Semiconductors
Ultra
SmallCap600 Ultra Technology Ultra Utilities
UltraPro
Dow30
SM
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Dividends $ 1,621,729 $ 206,026 $ 1,833,306 $ 192,431 $ 3,148,658
Interest 4,186,542 203,529 2,598,097 62,026 3,646,088
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 698 2,014 349 — —
Foreign withholding tax on income (10,232) (206) (4,007) — —
Total Investment Income
5,798,737 411,363 4,427,745 254,457 6,794,746
EXPENSES:
Advisory fees (Note 4) 4,484,288 135,996 2,695,212 64,505 2,516,290
Management Services fees (Note 4) 597,709 18,107 359,062 8,590 334,804
Professional fees 13,759 9,783 12,051 9,367 11,822
Administration fees (Note 5) 125,327 40,673 106,524 40,530 104,097
Custodian fees (Note 6) 34,587 26,898 27,884 1,144 32,481
Printing and Shareholder reports 11,155 772 9,123 797 18,064
Listing, Data and related fees (Note 7) 243,173 5,324 111,802 6,662 138,008
Trustees fees (Note 8) 11,348 338 6,974 156 6,380
Compliance services fees (Note 4) 2,814 76 1,645 36 1,509
Recoupment of prior expenses waived and/or
reimbursed by Advisor (Note 4) 138,600 — 71,963 — 13,990
Excise tax — 180 — — —
Other fees 15,195 2,552 10,432 2,322 9,418
Total Gross Expenses before fees waived and/or
reimbursed
5,677,955 240,699 3,412,672 134,109 3,186,863
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — (68,276) — (52,383) —
Total Net Expenses
5,677,955 172,423 3,412,672 81,726 3,186,863
Net Investment Income (Loss)
120,782 238,940 1,015,073 172,731 3,607,883
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 9,308,903 (389,398) 12,237,707 (61,478) (1,274,811)
Expiration or closing of futures contracts — — — — 4,951,066
Expiration or closing of non-exchange traded swap
agreements 266,739,118 1,330,586 72,025,563 — —
In-kind redemptions of investments 137,471,792 635,470 16,421,875 839,400 32,871,511
Net realized gain (loss)
413,519,813 1,576,658 100,685,145 777,922 36,547,766
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments (75,386,678) 3,347,476 18,627,336 845,896 24,895,489
Futures contracts — — — — 4,399,589
Non-exchange traded swap agreements (264,872,937) 3,814,897 (11,350,529) 2,821,994 199,427,729
Change in net unrealized appreciation/depreciation
(340,259,615) 7,162,373 7,276,807 3,667,890 228,722,807
Net realized and unrealized gain (loss)
73,260,198 8,739,031 107,961,952 4,445,812 265,270,573
Change in Net Assets Resulting from Operations
$ 73,380,980 $ 8,977,971 $ 108,977,025 $ 4,618,543 $ 268,878,456

234 :: FOR THE PERIODS ENDED NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
UltraPro
MidCap400 UltraPro QQQ
UltraPro
Russell2000
UltraPro
S&P500
®
UltraPro Short
20+ Year
Treasury
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Dividends $ 152,584 $ 32,697,680 $ 1,781,998 $ 13,042,983 $ —
Interest 184,802 217,403,402 3,241,074 25,218,147 372,878
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 347 31,349 101,265 4,476 —
Foreign withholding tax on income (154) (68,990) (7,895) (3,290) —
Total Investment Income
337,579 250,063,441 5,116,442 38,262,316 372,878
EXPENSES:
Advisory fees (Note 4) 128,853 87,999,975 1,671,707 14,270,615 122,927
Management Services fees (Note 4) 17,147 11,717,259 222,480 1,899,614 16,404
Professional fees 9,778 92,979 11,486 22,178 9,476
Administration fees (Note 5) 40,715 681,760 91,300 190,706 23,846
Custodian fees (Note 6) 29,789 708,612 261,012 537,553 2,351
Printing and Shareholder reports 1,119 272,493 8,176 57,159 1,358
Listing, Data and related fees (Note 7) 5,324 11,720,368 215,440 4,624 6,095
Trustees fees (Note 8) 326 227,202 4,233 35,814 319
Compliance services fees (Note 4) 74 53,021 993 8,204 50
Other fees 2,347 271,849 7,683 43,115 1,977
Total Gross Expenses before fees waived and/or
reimbursed
235,472 113,745,518 2,494,510 17,069,582 184,803
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (72,286) (17,167,753) (377,170) (13,972) (29,126)
Total Net Expenses
163,186 96,577,765 2,117,340 17,055,610 155,677
Net Investment Income (Loss)
174,393 153,485,676 2,999,102 21,206,706 217,201
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (538,977) (25,935,399) 7,391,168 (7,810,864) 9,523
Expiration or closing of futures contracts 217,076 (33,845,979) 2,695,332 27,946,964 (33,541)
Expiration or closing of non-exchange traded swap
agreements 659,106 3,049,042,071 6,339,347 390,476,824 13,457,108
In-kind redemptions of investments 588,881 1,142,102,243 8,591,481 213,044,630 —
Net realized gain (loss)
926,086 4,131,362,936 25,017,328 623,657,554 13,433,090
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 2,539,037 43,146,600 24,161,635 52,591,150 (587)
Futures contracts 350,385 51,595,671 2,736,463 18,835,162 (4,346)
Non-exchange traded swap agreements 7,299,708 2,014,234,139 92,107,396 535,529,591 (19,808,258)
Change in net unrealized appreciation/depreciation
10,189,130 2,108,976,410 119,005,494 606,955,903 (19,813,191)
Net realized and unrealized gain (loss)
11,115,216 6,240,339,346 144,022,822 1,230,613,457 (6,380,101)
Change in Net Assets Resulting from Operations
$ 11,289,609 $ 6,393,825,022 $ 147,021,924 $ 1,251,820,163 $ (6,162,900)

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2024 (UNAUDITED) :: 235
PROSHARES TRUST
See accompanying notes to the financial statements
UltraPro Short
Dow30
SM
UltraPro Short
MidCap400
UltraPro Short
QQQ
UltraPro Short
Russell2000
UltraPro Short
S&P500
®
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Interest $ 12,045,602 $ 102,753 $ 111,873,749 $ 3,806,807 $ 21,503,741
Total Investment Income
12,045,602 102,753 111,873,749 3,806,807 21,503,741
EXPENSES:
Advisory fees (Note 4) 1,140,340 12,781 9,590,159 347,633 2,023,672
Management Services fees (Note 4) 152,374 1,708 1,281,443 46,476 270,383
Professional fees 10,603 9,471 19,272 9,880 11,488
Administration fees (Note 5) 55,694 22,256 134,629 33,389 72,393
Custodian fees (Note 6) 12,911 1,183 86,533 7,595 22,233
Printing and Shareholder reports 17,609 640 120,250 5,109 28,621
Listing, Data and related fees (Note 7) 65,035 5,324 1,284,552 48,236 4,450
Trustees fees (Note 8) 2,962 33 25,032 940 5,217
Compliance services fees (Note 4) 647 7 5,675 233 1,142
Other fees 5,262 1,987 31,869 3,013 7,956
Total Gross Expenses before fees waived and/or
reimbursed
1,463,437 55,390 12,579,414 502,504 2,447,555
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (19,081) (39,200) (432,715) (62,151) —
Total Net Expenses
1,444,356 16,190 12,146,699 440,353 2,447,555
Net Investment Income (Loss)
10,601,246 86,563 99,727,050 3,366,454 19,056,186
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (660) — (36,113) (571) (2,797)
Expiration or closing of futures contracts (1,011,245) (253) (7,087,392) (577,775) (5,102,164)
Expiration or closing of non-exchange traded swap
agreements (85,584,194) 327,431 (380,068,144) — (99,447,961)
Net realized gain (loss)
(86,596,099) 327,178 (387,191,649) (578,346) (104,552,922)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 40,282 342 (51,103) 1,807 21,102
Futures contracts (1,549,717) (32,330) (7,285,743) (656,469) (1,550,858)
Non-exchange traded swap agreements (34,985,510) (1,567,925) (643,173,846) (43,321,298) (106,222,605)
Change in net unrealized appreciation/depreciation
(36,494,945) (1,599,913) (650,510,692) (43,975,960) (107,752,361)
Net realized and unrealized gain (loss)
(123,091,044) (1,272,735) (1,037,702,341) (44,554,306) (212,305,283)
Change in Net Assets Resulting from Operations
$ (112,489,798) $ (1,186,172) $ (937,975,291) $ (41,187,852) $ (193,249,097)

236 :: FOR THE PERIODS ENDED NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort 7-10
Year Treasury
UltraShort 20+
Year Treasury
UltraShort
Consumer
Discretionary
UltraShort
Consumer
Staples
UltraShort
Dow30
SM
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Interest $ 338,743 $ 8,795,883 $ 51,887 $ 21,398 $ 2,410,421
Total Investment Income
338,743 8,795,883 51,887 21,398 2,410,421
EXPENSES:
Advisory fees (Note 4) 57,886 1,095,667 5,932 2,621 261,328
Management Services fees (Note 4) 7,720 146,174 793 350 34,898
Professional fees 9,508 10,618 9,464 9,403 9,709
Administration fees (Note 5) 23,209 55,713 22,256 22,257 30,121
Custodian fees (Note 6) 1,729 11,675 76 42 3,927
Printing and Shareholder reports 1,074 14,224 423 248 5,545
Listing, Data and related fees (Note 7) 4,846 17,338 4,322 4,189 18,044
Trustees fees (Note 8) 154 2,833 18 6 680
Compliance services fees (Note 4) 32 642 4 2 155
Other fees 2,135 5,053 2,135 1,988 3,713
Total Gross Expenses before fees waived and/or
reimbursed
108,293 1,359,937 45,423 41,106 368,120
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (34,975) — (37,909) (37,786) (37,114)
Total Net Expenses
73,318 1,359,937 7,514 3,320 331,006
Net Investment Income (Loss)
265,425 7,435,946 44,373 18,078 2,079,415
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — (307) — — —
Expiration or closing of futures contracts (10,267) (344,991) — — (371,712)
Expiration or closing of non-exchange traded swap
agreements 2,400,846 (2,722,931) (763,278) (294,204) (18,782,692)
Net realized gain (loss)
2,390,579 (3,068,229) (763,278) (294,204) (19,154,404)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 2,248 27,663 (284) (121) (9,494)
Futures contracts 17 (27,198) — — (393,011)
Non-exchange traded swap agreements (3,241,243) (35,118,710) (128,464) 213,033 (634,545)
Change in net unrealized appreciation/depreciation
(3,238,978) (35,118,245) (128,748) 212,912 (1,037,050)
Net realized and unrealized gain (loss)
(848,399) (38,186,474) (892,026) (81,292) (20,191,454)
Change in Net Assets Resulting from Operations
$ (582,974) $ (30,750,528) $ (847,653) $ (63,214) $ (18,112,039)

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2024 (UNAUDITED) :: 237
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
Energy
UltraShort
Financials
UltraShort FTSE
China 50
UltraShort FTSE
Europe
UltraShort Health
Care
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Interest $ 478,021 $ 419,864 $ 424,967 $ 760,893 $ 28,916
Total Investment Income
478,021 419,864 424,967 760,893 28,916
EXPENSES:
Advisory fees (Note 4) 56,928 47,716 51,637 78,896 3,736
Management Services fees (Note 4) 7,591 6,376 6,896 10,514 498
Professional fees 9,460 9,511 17,598 14,768 9,417
Administration fees (Note 5) 22,259 22,259 22,256 22,257 22,257
Custodian fees (Note 6) 824 858 466 954 78
Printing and Shareholder reports 1,586 3,398 1,611 2,854 246
Listing, Data and related fees (Note 7) 6,362 5,997 10,636 7,239 4,234
Trustees fees (Note 8) 141 130 139 205 8
Compliance services fees (Note 4) 36 30 31 37 2
Other fees 4,065 2,140 2,120 2,130 1,965
Total Gross Expenses before fees waived and/or
reimbursed
109,252 98,415 113,390 139,854 42,441
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (37,143) (37,977) (47,996) (39,932) (37,710)
Total Net Expenses
72,109 60,438 65,394 99,922 4,731
Net Investment Income (Loss)
405,912 359,426 359,573 660,971 24,185
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of non-exchange traded swap
agreements (3,370,919) (7,008,396) 2,391,766 (17,707,940) (310,100)
Net realized gain (loss)
(3,370,919) (7,008,396) 2,391,766 (17,707,940) (310,100)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 1,222 4,627 (927) (1,099) (210)
Non-exchange traded swap agreements 3,184,733 2,011,590 (7,150,088) 19,110,868 284,669
Change in net unrealized appreciation/depreciation
3,185,955 2,016,217 (7,151,015) 19,109,769 284,459
Net realized and unrealized gain (loss)
(184,964) (4,992,179) (4,759,249) 1,401,829 (25,641)
Change in Net Assets Resulting from Operations
$ 220,948 $ (4,632,753) $ (4,399,676) $ 2,062,800 $ (1,456)

238 :: FOR THE PERIODS ENDED NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
Industrials
UltraShort
Materials
UltraShort
MidCap400
UltraShort MSCI
Brazil Capped
UltraShort MSCI
EAFE
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Interest $ 37,483 $ 36,238 $ 48,173 $ 303,636 $ 34,631
Total Investment Income
37,483 36,238 48,173 303,636 34,631
EXPENSES:
Advisory fees (Note 4) 4,729 4,150 4,990 35,669 4,199
Management Services fees (Note 4) 632 554 666 4,753 560
Professional fees 9,404 9,461 9,465 16,047 14,912
Administration fees (Note 5) 22,256 22,257 22,257 22,256 22,256
Custodian fees (Note 6) 88 88 1,078 257 69
Printing and Shareholder reports 427 557 332 731 253
Listing, Data and related fees (Note 7) 4,274 4,251 5,324 7,172 4,727
Trustees fees (Note 8) 13 11 13 90 11
Compliance services fees (Note 4) 2 2 3 22 2
Other fees 2,241 3,640 2,112 2,038 1,964
Total Gross Expenses before fees waived and/or
reimbursed
44,066 44,971 46,240 89,035 48,953
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (38,076) (39,713) (39,919) (43,825) (43,636)
Total Net Expenses
5,990 5,258 6,321 45,210 5,317
Net Investment Income (Loss)
31,493 30,980 41,852 258,426 29,314
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — — — 598 —
Expiration or closing of futures contracts — — 8,067 — —
Expiration or closing of non-exchange traded swap
agreements (331,038) — (88,239) (1,211,842) (266,066)
Net realized gain (loss)
(331,038) — (80,172) (1,211,244) (266,066)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 41 (186) (242) (918) (107)
Futures contracts — — (1,158) — —
Non-exchange traded swap agreements (53,012) (84,586) (256,417) 3,338,156 308,006
Change in net unrealized appreciation/depreciation
(52,971) (84,772) (257,817) 3,337,238 307,899
Net realized and unrealized gain (loss)
(384,009) (84,772) (337,989) 2,125,994 41,833
Change in Net Assets Resulting from Operations
$ (352,516) $ (53,792) $ (296,137) $ 2,384,420 $ 71,147

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2024 (UNAUDITED) :: 239
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
MSCI Emerging
Markets
UltraShort MSCI
Japan
UltraShort
Nasdaq
Biotechnology UltraShort QQQ
UltraShort Real
Estate
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Interest $ 151,651 $ 152,889 $ 91,748 $ 8,381,980 $ 1,046,781
Total Investment Income
151,651 152,889 91,748 8,381,980 1,046,781
EXPENSES:
Advisory fees (Note 4) 19,077 22,733 12,308 950,382 114,534
Management Services fees (Note 4) 2,545 3,031 1,642 126,884 15,301
Professional fees 14,901 13,929 9,411 10,395 9,532
Administration fees (Note 5) 22,256 22,256 22,256 51,626 22,415
Custodian fees (Note 6) 163 224 198 12,580 1,414
Printing and Shareholder reports 1,065 489 583 15,561 5,519
Listing, Data and related fees (Note 7) 6,111 6,013 4,751 131,493 8,675
Trustees fees (Note 8) 50 57 30 2,452 311
Compliance services fees (Note 4) 11 13 6 516 74
Other fees 2,009 2,017 2,190 5,575 2,798
Total Gross Expenses before fees waived and/or
reimbursed
68,188 70,762 53,375 1,307,464 180,573
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (44,022) (41,973) (37,787) (103,708) (35,504)
Total Net Expenses
24,166 28,789 15,588 1,203,756 145,069
Net Investment Income (Loss)
127,485 124,100 76,160 7,178,224 901,712
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — — — (4,190) —
Expiration or closing of futures contracts — — — 197,944 —
Expiration or closing of non-exchange traded swap
agreements (950,122) (887,420) (45,677) (37,163,330) (5,855,133)
Net realized gain (loss)
(950,122) (887,420) (45,677) (36,969,576) (5,855,133)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 344 239 248 25,899 7,161
Futures contracts — — — (763,371) —
Non-exchange traded swap agreements 470,337 742,141 (341,921) (24,322,079) (5,395,625)
Change in net unrealized appreciation/depreciation
470,681 742,380 (341,673) (25,059,551) (5,388,464)
Net realized and unrealized gain (loss)
(479,441) (145,040) (387,350) (62,029,127) (11,243,597)
Change in Net Assets Resulting from Operations
$ (351,956) $ (20,940) $ (311,190) $ (54,850,903) $ (10,341,885)

240 :: FOR THE PERIODS ENDED NOVEMBER 30, 2024 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
Russell2000
UltraShort
S&P500
®
UltraShort
Semiconductors
UltraShort
SmallCap600
UltraShort
Technology
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Interest $ 1,894,396 $ 17,726,034 $ 241,151 $ 51,562 $ 147,931
Total Investment Income
1,894,396 17,726,034 241,151 51,562 147,931
EXPENSES:
Advisory fees (Note 4) 199,810 1,806,226 27,374 7,315 15,470
Management Services fees (Note 4) 26,694 241,161 3,655 977 2,066
Professional fees 10,836 11,562 9,484 9,466 9,472
Administration fees (Note 5) 27,271 68,746 22,256 22,257 22,256
Custodian fees (Note 6) 3,691 19,706 329 105 250
Printing and Shareholder reports 3,997 26,072 1,016 390 714
Listing, Data and related fees (Note 7) 29,444 7,599 5,547 5,324 4,704
Trustees fees (Note 8) 535 4,819 64 20 41
Compliance services fees (Note 4) 125 1,074 15 5 9
Other fees 2,521 9,550 2,494 1,972 2,775
Total Gross Expenses before fees waived and/or
reimbursed
304,924 2,196,515 72,234 47,831 57,757
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (51,824) — (37,561) (38,565) (38,162)
Total Net Expenses
253,100 2,196,515 34,673 9,266 19,595
Net Investment Income (Loss)
1,641,296 15,529,519 206,478 42,296 128,336
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — 1,269 — 14 —
Expiration or closing of futures contracts (169,104) (3,376,851) — — —
Expiration or closing of non-exchange traded swap
agreements (1,227,898) (64,963,962) (853,886) 15,045 (856,822)
Net realized gain (loss)
(1,397,002) (68,339,544) (853,886) 15,059 (856,822)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments (674) 44,948 584 (107) (713)
Futures contracts (428,849) (786,743) — — —
Non-exchange traded swap agreements (17,242,063) (55,155,696) (1,126,569) (604,803) (314,742)
Change in net unrealized appreciation/depreciation
(17,671,586) (55,897,491) (1,125,985) (604,910) (315,455)
Net realized and unrealized gain (loss)
(19,068,588) (124,237,035) (1,979,871) (589,851) (1,172,277)
Change in Net Assets Resulting from Operations
$ (17,427,292) $ (108,707,516) $ (1,773,393) $ (547,555) $ (1,043,941)

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2024 (UNAUDITED) :: 241
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
Utilities
Six Months
Ended November
30, 2024
INVESTMENT INCOME:
Interest $ 44,809
Total Investment Income
44,809
EXPENSES:
Advisory fees (Note 4) 6,607
Management Services fees (Note 4) 882
Professional fees 9,463
Administration fees (Note 5) 22,257
Custodian fees (Note 6) 64
Printing and Shareholder reports 287
Listing, Data and related fees (Note 7) 4,349
Trustees fees (Note 8) 14
Compliance services fees (Note 4) 3
Other fees 2,069
Total Gross Expenses before fees waived and/or reimbursed
45,995
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4) (37,628)
Total Net Expenses
8,367
Net Investment Income (Loss)
36,442
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of non-exchange traded swap agreements (282,954)
Net realized gain (loss)
(282,954)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments 18
Non-exchange traded swap agreements (64,129)
Change in net unrealized appreciation/depreciation
(64,111)
Net realized and unrealized gain (loss)
(347,065)
Change in Net Assets Resulting from Operations
$ (310,623)

242 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 243
PROSHARES TRUST
See accompanying notes to the financial statements.
Short 7-10 Year Treasury Short 20+ Year Treasury Short Dow30
SM
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 245,472 $ 912,597 $ 1,592,093 $ 5,543,244 $ 4,166,675 $ 8,830,840
Net realized gain (loss) (149,684) (2,497,215) 1,387,384 (5,545,117) (21,689,987) (9,015,821)
Change in net unrealized
appreciation/depreciation (224,432) 4,327,661 (5,954,842) 21,521,243 (1,206,579) (19,762,839)
Change in net assets resulting
from operations (128,644) 2,743,043 (2,975,365) 21,519,370 (18,729,891) (19,947,820)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(292,664) (1,105,779) (1,926,688) (6,723,498) (4,549,005) (8,924,068)
Total distributions (292,664) (1,105,779) (1,926,688) (6,723,498) (4,549,005) (8,924,068)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 8,074,502 73,677,675 36,924,053 292,682,767 86,105,605 353,591,209
Cost of shares redeemed (11,851,167) (84,122,722) (51,421,486) (394,920,691) (121,827,579) (406,798,628)
Change in net assets resulting
from capital transactions
(3,776,665) (10,445,047) (14,497,433) (102,237,924) (35,721,974) (53,207,419)
Change in net assets (4,197,973) (8,807,783) (19,399,486) (87,442,052) (59,000,870) (82,079,307)
NET ASSETS:
Beginning of period $ 19,566,601 $ 28,374,384 $ 98,680,967 $ 186,123,019 $ 181,754,173 $ 263,833,480
End of period $ 15,368,628 $ 19,566,601 $ 79,281,481 $ 98,680,967 $ 122,753,303 $ 181,754,173
SHARE TRANSACTIONS:
Beginning of period 650,000 1,000,000 4,050,000 8,500,000 6,173,755 7,773,755
Issued 275,000 2,450,000 1,620,000 12,100,000 3,100,000 11,750,000
Issued in-kind — — — — — —
Redeemed (400,000) (2,800,000) (2,250,000) (16,550,000) (4,450,000) (13,350,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 525,000 650,000 3,420,000 4,050,000 4,823,755 6,173,755
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

244 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
`
Short Financials Short FTSE China 50 Short High Yield
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 303,939 $ 971,229 $ 118,240 $ 217,161 $ 2,242,680 $ 6,365,216
Net realized gain (loss) (1,917,535) (4,020,402) 17,690 — (1,039,745) (3,330,674)
Change in net unrealized
appreciation/depreciation (876,381) (2,361,429) (1,096,010) (475,598) (4,106,136) (10,863,863)
Change in net assets resulting
from operations (2,489,977) (5,410,602) (960,080) (258,437) (2,903,201) (7,829,321)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(323,630) (1,108,720) (106,405) (222,258) (2,495,693) (7,019,370)
Total distributions (323,630) (1,108,720) (106,405) (222,258) (2,495,693) (7,019,370)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 11,704,271 18,019,418 2,332,615 7,074,425 17,530,463 35,497,954
Cost of shares redeemed (6,446,383) (43,033,704) (3,364,328) (7,237,876) (33,742,450) (169,178,217)
Change in net assets resulting
from capital transactions
5,257,888 (25,014,286) (1,031,713) (163,451) (16,211,987) (133,680,263)
Change in net assets 2,444,281 (31,533,608) (2,098,198) (644,146) (21,610,881) (148,528,954)
NET ASSETS:
Beginning of period $ 11,751,962 $ 43,285,570 $ 6,802,450 $ 7,446,596 $ 94,835,023 $ 243,363,977
End of period $ 14,196,243 $ 11,751,962 $ 4,704,252 $ 6,802,450 $ 73,224,142 $ 94,835,023
SHARE TRANSACTIONS:
Beginning of period 281,213
(b)
793,713
(b)
400,000 400,000 5,500,000 13,000,000
Issued 300,000
(b)
375,000
(b)
180,000 400,000 1,050,000 2,000,000
Issued in-kind — — — — — —
Redeemed (162,545)
(b)
(887,500)
(b)
(250,000) (400,000) (2,050,000) (9,500,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 418,668 281,213
(b)
330,000 400,000 4,500,000 5,500,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 7, 2024.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 245
PROSHARES TRUST
See accompanying notes to the financial statements.
Short MidCap400 Short MSCI EAFE Short MSCI Emerging Markets
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 149,800 $ 342,613 $ 563,220 $ 1,570,149 $ 277,459 $ 940,195
Net realized gain (loss) (91,648) (283,927) (2,794,468) — (959,227) (2,094,994)
Change in net unrealized
appreciation/depreciation (803,023) (1,954,456) 1,843,498 (6,558,199) 358,729 (818,013)
Change in net assets resulting
from operations (744,871) (1,895,770) (387,750) (4,988,050) (323,039) (1,972,812)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(146,571) (409,703) (572,808) (1,846,005) (287,386) (1,080,655)
Total distributions (146,571) (409,703) (572,808) (1,846,005) (287,386) (1,080,655)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 11,523,540 7,456,266 40,297,518 64,437,205 3,478,786 27,737,489
Cost of shares redeemed (11,284,656) (15,938,463) (25,967,853) (104,326,441) (4,653,472) (47,078,654)
Change in net assets resulting
from capital transactions
238,884 (8,482,197) 14,329,665 (39,889,236) (1,174,686) (19,341,165)
Change in net assets (652,558) (10,787,670) 13,369,107 (46,723,291) (1,785,111) (22,394,632)
NET ASSETS:
Beginning of period $ 5,442,473 $ 16,230,143 $ 20,707,403 $ 67,430,694 $ 15,250,925 $ 37,645,557
End of period $ 4,789,915 $ 5,442,473 $ 34,076,510 $ 20,707,403 $ 13,465,814 $ 15,250,925
SHARE TRANSACTIONS:
Beginning of period 268,667 643,667 1,275,000 3,575,000 550,000
(b)
1,225,000
(b)
Issued 575,000 325,000 2,420,000 3,500,000 130,000
(b)
925,000
(b)
Issued in-kind — — — — — —
Redeemed (575,000) (700,000) (1,610,000) (5,800,000) (175,026)
(b)
(1,600,000)
(b)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 268,667 268,667 2,085,000 1,275,000 504,974 550,000
(b)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective November 7, 2024.

246 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Short QQQ Short Real Estate Short Russell2000
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 18,912,291 $ 43,042,115 $ 389,777 $ 1,415,176 $ 4,413,961 $ 12,531,379
Net realized gain (loss) (184,928,811) (248,818,646) (2,559,198) — (15,844,752) (17,258,408)
Change in net unrealized
appreciation/depreciation 105,288,731 35,186,318 (71,600) (4,259,157) (10,135,613) (39,338,018)
Change in net assets resulting
from operations (60,727,789) (170,590,213) (2,241,021) (2,843,981) (21,566,404) (44,065,047)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(19,512,272) (47,070,502) (492,748) (1,545,120) (4,807,651) (13,964,849)
Total distributions (19,512,272) (47,070,502) (492,748) (1,545,120) (4,807,651) (13,964,849)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,087,129,438 6,243,918,105 483,687 13,989,577 241,089,457 565,545,076
Cost of shares redeemed (1,110,620,769) (6,582,860,708) (5,134,290) (47,155,164) (262,778,699) (791,051,265)
Change in net assets resulting
from capital transactions
(23,491,331) (338,942,603) (4,650,603) (33,165,587) (21,689,242) (225,506,189)
Change in net assets (103,731,392) (556,603,318) (7,384,372) (37,554,688) (48,063,297) (283,536,085)
NET ASSETS:
Beginning of period $ 569,807,010 $ 1,126,410,328 $ 17,962,157 $ 55,516,845 $ 167,504,528 $ 451,040,613
End of period $ 466,075,618 $ 569,807,010 $ 10,577,785 $ 17,962,157 $ 119,441,231 $ 167,504,528
SHARE TRANSACTIONS:
Beginning of period 13,072,179 19,862,500
(b)
924,888 2,649,888 8,066,642 18,166,642
Issued 26,650,000 123,360,000
(b)
25,000 650,000 12,250,000 25,300,000
Issued in-kind — — — — — —
Redeemed (27,500,000) (130,150,321)
(b)
(295,000) (2,375,000) (13,450,000) (35,400,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 12,222,179 13,072,179 654,888 924,888 6,866,642 8,066,642
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 10, 2024.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 247
PROSHARES TRUST
See accompanying notes to the financial statements.
Short S&P500
®
Short SmallCap600 Ultra 7-10 Year Treasury
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 28,318,788 $ 73,361,074 $ 152,514 $ 444,202 $ 617,305 $ 566,631
Net realized gain (loss) (209,034,831) (189,887,822) (1,275,411) (1,007,344) (905,769) (4,734,235)
Change in net unrealized
appreciation/depreciation 71,294,551 (139,326,779) 180,852 (2,724,203) 381,603 3,239,744
Change in net assets resulting
from operations (109,421,492) (255,853,527) (942,045) (3,287,345) 93,139 (927,860)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(29,939,589) (80,628,648) (141,372) (531,239) (512,368) (542,913)
Total distributions (29,939,589) (80,628,648) (141,372) (531,239) (512,368) (542,913)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,756,533,855 8,561,107,603 8,407,466 7,531,841 56,627,543 24,057,885
Cost of shares redeemed (1,757,196,231) (9,482,120,427) (7,768,405) (27,824,114) (50,600,538) (13,606,167)
Change in net assets resulting
from capital transactions
(662,376) (921,012,824) 639,061 (20,292,273) 6,027,005 10,451,718
Change in net assets (140,023,457) (1,257,494,999) (444,356) (24,110,857) 5,607,776 8,980,945
NET ASSETS:
Beginning of period $ 987,835,174 $ 2,245,330,173 $ 5,949,608 $ 30,060,465 $ 18,905,452 $ 9,924,507
End of period $ 847,811,717 $ 987,835,174 $ 5,505,252 $ 5,949,608 $ 24,513,228 $ 18,905,452
SHARE TRANSACTIONS:
Beginning of period 20,676,457
(b)
37,770,207
(b)
373,681 1,568,681 455,000 205,000
Issued 38,731,250
(b)
156,462,500
(b)
550,000 440,000 1,240,000 560,000
Issued in-kind — — — — — —
Redeemed (39,144,287)
(b)
(173,556,250)
(b)
(520,000) (1,635,000) (1,130,000) (310,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 20,263,420 20,676,457
(b)
403,681 373,681 565,000 455,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 7, 2024.

248 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra 20+ Year Treasury Ultra Communication Services Ultra Consumer Discretionary
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 2,470,364 $ 3,005,883 $ 3,727 $ 7,857 $ 18,796 $ 13,057
Net realized gain (loss) (10,909,791) (7,615,136) 129,303 272,779 1,378,153 2,746,732
Change in net unrealized
appreciation/depreciation 14,625,656 (8,372,761) 1,348,329 658,180 4,756,994 (334,292)
Change in net assets resulting
from operations 6,186,229 (12,982,014) 1,481,359 938,816 6,153,943 2,425,497
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(2,308,027) (2,599,392) (7,143) (5,506) (14,336) (15,406)
Total distributions (2,308,027) (2,599,392) (7,143) (5,506) (14,336) (15,406)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 56,463,246 83,265,915 3,773,329 7,987,852 2,550,159 9,502,089
Cost of shares redeemed (14,404,488) (34,687,106) (661,305) (6,486,626) (3,805,674) (11,585,827)
Change in net assets resulting
from capital transactions
42,058,758 48,578,809 3,112,024 1,501,226 (1,255,515) (2,083,738)
Change in net assets 45,936,960 32,997,403 4,586,240 2,434,536 4,884,092 326,353
NET ASSETS:
Beginning of period $ 91,715,821 $ 58,718,418 $ 3,213,251 $ 778,715 $ 13,256,135 $ 12,929,782
End of period $ 137,652,781 $ 91,715,821 $ 7,799,491 $ 3,213,251 $ 18,140,227 $ 13,256,135
SHARE TRANSACTIONS:
Beginning of period 4,950,000 2,325,000 50,000 20,000 395,000 475,000
Issued 2,800,000 4,275,000 40,000 80,000 30,000 140,000
Issued in-kind — — 10,000 60,000 40,000 140,000
Redeemed (725,000) (1,650,000) (10,000) (110,000) — —
Redemption in-kind — — — — (110,000) (360,000)
Shares outstanding, end of
period 7,025,000 4,950,000 90,000 50,000 355,000 395,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 249
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Consumer Staples Ultra Dow30
SM
Ultra Energy
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 80,243 $ 129,660 $ 2,092,629 $ 4,919,228 $ 1,368,981 $ 2,481,873
Net realized gain (loss) 904,292 (114,967) 22,858,405 18,224,381 2,005,598 26,374,694
Change in net unrealized
appreciation/depreciation 327,671 425,817 91,985,045 78,731,056 (1,213,156) 11,216,722
Change in net assets resulting
from operations 1,312,206 440,510 116,936,079 101,874,665 2,161,423 40,073,289
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(76,234) (45,152) (2,505,912) (2,271,966) (1,508,712) (1,265,556)
Total distributions (76,234) (45,152) (2,505,912) (2,271,966) (1,508,712) (1,265,556)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 12,667,031 3,429,478 100,120,168 177,057,964 8,228,382 25,531,451
Cost of shares redeemed (12,852,446) (4,135,307) (107,162,484) (212,487,599) (24,839,645) (54,990,953)
Change in net assets resulting
from capital transactions
(185,415) (705,829) (7,042,316) (35,429,635) (16,611,263) (29,459,502)
Change in net assets 1,050,557 (310,471) 107,387,851 64,173,064 (15,958,552) 9,348,231
NET ASSETS:
Beginning of period $ 7,815,575 $ 8,126,046 $ 383,950,004 $ 319,776,940 $ 118,897,387 $ 109,549,156
End of period $ 8,866,132 $ 7,815,575 $ 491,337,855 $ 383,950,004 $ 102,938,835 $ 118,897,387
SHARE TRANSACTIONS:
Beginning of period 440,000 500,000 4,700,000 5,150,000 2,702,944 3,502,944
Issued 50,000 110,000 850,000 2,400,000 — 150,000
Issued in-kind 630,000 100,000 250,000 — 200,000 500,000
Redeemed — — — — (100,000) (350,000)
Redemption in-kind (680,000) (270,000) (1,200,000) (2,850,000) (500,000) (1,100,000)
Shares outstanding, end of
period 440,000 440,000 4,600,000 4,700,000 2,302,944 2,702,944
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

250 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Financials Ultra FTSE China 50 Ultra FTSE Europe
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 1,826,125 $ 4,312,178 $ 308,078 $ 216,642 $ 61,160 $ 83,339
Net realized gain (loss) 345,460,348 10,462,571 1,914,848 — 209,265 252,642
Change in net unrealized
appreciation/depreciation (39,989,509) 275,156,184 (2,230,034) (889,526) (884,731) 805,946
Change in net assets resulting
from operations 307,296,964 289,930,933 (7,108) (672,884) (614,306) 1,141,927
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(1,998,385) (4,291,173) (205,464) (251,013) (52,730) (79,302)
Total distributions (1,998,385) (4,291,173) (205,464) (251,013) (52,730) (79,302)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — 869,604,077 12,629,232 7,747,084 670,553 1,035,893
Cost of shares redeemed (39,401,511) (948,947,201) (4,854,100) (5,855,855) (623,072) (948,066)
Change in net assets resulting
from capital transactions
(39,401,511) (79,343,124) 7,775,132 1,891,229 47,481 87,827
Change in net assets 265,897,068 206,296,636 7,562,560 967,332 (619,555) 1,150,452
NET ASSETS:
Beginning of period $ 680,638,028 $ 474,341,392 $ 10,559,689 $ 9,592,357 $ 5,021,081 $ 3,870,629
End of period $ 946,535,096 $ 680,638,028 $ 18,122,249 $ 10,559,689 $ 4,401,526 $ 5,021,081
SHARE TRANSACTIONS:
Beginning of period 10,357,750 11,707,750 675,000 565,000 75,000 75,000
Issued — 16,800,000 600,000 480,000 10,000 20,000
Issued in-kind — 50,000 — — — —
Redeemed (100,000) (16,800,000) (280,000) (370,000) (10,000) (20,000)
Redemption in-kind (450,000) (1,400,000) — — — —
Shares outstanding, end of
period 9,807,750 10,357,750 995,000 675,000 75,000 75,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 251
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Health Care Ultra High Yield Ultra Industrials
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 444,434 $ 908,141 $ 161,042 $ 428,470 $ 14,665 $ 94,839
Net realized gain (loss) (82,146) 845,290 1,044,902 (540,730) 1,966,330 1,521,525
Change in net unrealized
appreciation/depreciation 2,054,169 13,278,631 (435,604) 2,530,188 4,392,968 6,064,909
Change in net assets resulting
from operations 2,416,457 15,032,062 770,340 2,417,928 6,373,963 7,681,273
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(521,914) (308,027) (175,273) (378,509) (9,354) (59,728)
Total distributions (521,914) (308,027) (175,273) (378,509) (9,354) (59,728)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — 5,560,559 64,561,584 125,062,030 1,664,917 12,395,841
Cost of shares redeemed (3,957,992) (13,570,336) (49,603,162) (125,025,203) (3,753,286) (12,967,691)
Change in net assets resulting
from capital transactions
(3,957,992) (8,009,777) 14,958,422 36,827 (2,088,369) (571,850)
Change in net assets (2,063,449) 6,714,258 15,553,489 2,076,246 4,276,240 7,049,695
NET ASSETS:
Beginning of period $ 86,947,160 $ 80,232,902 $ 7,528,593 $ 5,452,347 $ 23,301,661 $ 16,251,966
End of period $ 84,883,711 $ 86,947,160 $ 23,082,082 $ 7,528,593 $ 27,577,901 $ 23,301,661
SHARE TRANSACTIONS:
Beginning of period 1,760,000
(b)
1,950,000
(b)
110,000 90,000 710,000 760,000
Issued — 80,000
(b)
900,000 1,940,000 10,000 360,000
Issued in-kind — 40,000
(b)
— — 30,000 80,000
Redeemed — (110,000)
(b)
(700,000) (1,920,000) — —
Redemption in-kind (80,000)
(b)
(200,000)
(b)
— — (110,000) (490,000)
Shares outstanding, end of
period 1,680,000 1,760,000
(b)
310,000 110,000 640,000 710,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective November 7, 2024.

252 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Materials Ultra MidCap400 Ultra MSCI Brazil Capped
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 189,401 $ 364,471 $ 212,482 $ 770,185 $ 66,971 $ 120,430
Net realized gain (loss) 888,636 1,222,629 17,846,844 9,815,476 (1,280,631) 1,884,351
Change in net unrealized
appreciation/depreciation 850,717 11,764,584 13,322,536 38,139,824 704,091 (1,403,439)
Change in net assets resulting
from operations 1,928,754 13,351,684 31,381,862 48,725,485 (509,569) 601,342
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(170,006) (166,871) (272,167) (910,015) (74,078) (89,022)
Total distributions (170,006) (166,871) (272,167) (910,015) (74,078) (89,022)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 2,000,593 7,915,788 24,523,379 12,595,369 228,235 255,919
Cost of shares redeemed (3,546,895) (14,029,445) (14,346,723) (37,318,780) (1,210,583) (2,044,036)
Change in net assets resulting
from capital transactions
(1,546,302) (6,113,657) 10,176,656 (24,723,411) (982,348) (1,788,117)
Change in net assets 212,446 7,071,156 41,286,351 23,092,059 (1,565,995) (1,275,797)
NET ASSETS:
Beginning of period $ 45,058,883 $ 37,987,727 $ 137,634,287 $ 114,542,228 $ 3,268,377 $ 4,544,174
End of period $ 45,271,329 $ 45,058,883 $ 178,920,638 $ 137,634,287 $ 1,702,382 $ 3,268,377
SHARE TRANSACTIONS:
Beginning of period 1,625,000 1,925,000 2,125,000 2,525,000 141,557 201,557
Issued 40,000 75,000 25,000 150,000 10,000 10,000
Issued in-kind 30,000 250,000 300,000 100,000 — —
Redeemed — — — (100,000) (50,000) (70,000)
Redemption in-kind (130,000) (625,000) (200,000) (550,000) — —
Shares outstanding, end of
period 1,565,000 1,625,000 2,250,000 2,125,000 101,557 141,557
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 253
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra MSCI EAFE Ultra MSCI Emerging Markets Ultra MSCI Japan
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 100,297 $ 184,876 $ 314,021 $ 465,187 $ 71,468 $ 148,015
Net realized gain (loss) 358,325 (491) (512,136) 1,771,069 (206,681) 45,726
Change in net unrealized
appreciation/depreciation (1,064,140) 2,112,792 133,728 (537,209) 82,172 1,059,562
Change in net assets resulting
from operations (605,518) 2,297,177 (64,387) 1,699,047 (53,041) 1,253,303
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(93,539) (205,384) (266,835) (447,638) (84,194) (98,149)
Total distributions (93,539) (205,384) (266,835) (447,638) (84,194) (98,149)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 968,114 3,487,179 15,669,325 16,741,718 2,363,291 20,920,761
Cost of shares redeemed (2,356,464) (5,390,062) (13,447,700) (18,770,207) (4,069,487) (22,117,288)
Change in net assets resulting
from capital transactions
(1,388,350) (1,902,883) 2,221,625 (2,028,489) (1,706,196) (1,196,527)
Change in net assets (2,087,407) 188,910 1,890,403 (777,080) (1,843,431) (41,373)
NET ASSETS:
Beginning of period $ 10,738,557 $ 10,549,647 $ 15,696,548 $ 16,473,628 $ 9,271,560 $ 9,312,933
End of period $ 8,651,150 $ 10,738,557 $ 17,586,951 $ 15,696,548 $ 7,428,129 $ 9,271,560
SHARE TRANSACTIONS:
Beginning of period 225,000 275,000 300,000 350,000 230,000 290,000
Issued 20,000 80,000 265,000 325,000 60,000 540,000
Issued in-kind — — — — — —
Redeemed (50,000) (130,000) (235,000) (375,000) (100,000) (600,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 195,000 225,000 330,000 300,000 190,000 230,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

254 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Nasdaq Biotechnology Ultra Nasdaq Cloud Computing Ultra Nasdaq Cybersecurity
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 391,302 $ 417,755 $ 6,573 $ (218) $ 50,739 $ 56,070
Net realized gain (loss) 8,970,434 (322,787) 512,075 887,648 263,733 (140,655)
Change in net unrealized
appreciation/depreciation (2,951,972) 5,373,240 875,637 (32,141) 814,689 342,164
Change in net assets resulting
from operations 6,409,764 5,468,208 1,394,285 855,289 1,129,161 257,579
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(597,886) (134,972) (3,168) — (50,819) (28,657)
Total distributions (597,886) (134,972) (3,168) — (50,819) (28,657)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 3,546,721 33,652,351 — 1,491,871 755,866 2,171,939
Cost of shares redeemed (20,132,722) (47,311,047) (1,638,397) (1,199,073) (1,282,259) (1,095,568)
Change in net assets resulting
from capital transactions
(16,586,001) (13,658,696) (1,638,397) 292,798 (526,393) 1,076,371
Change in net assets (10,774,123) (8,325,460) (247,280) 1,148,087 551,949 1,305,293
NET ASSETS:
Beginning of period $ 88,267,361 $ 96,592,821 $ 2,721,171 $ 1,573,084 $ 3,297,031 $ 1,991,738
End of period $ 77,493,238 $ 88,267,361 $ 2,473,891 $ 2,721,171 $ 3,848,980 $ 3,297,031
SHARE TRANSACTIONS:
Beginning of period 1,575,000 1,850,000 125,001 100,001 90,001 70,001
Issued — 100,000 — 10,000 20,000 50,000
Issued in-kind 55,000 500,000 — 75,000 — —
Redeemed — (200,000) — — (30,000) (30,000)
Redemption in-kind (330,000) (675,000) (60,000) (60,000) — —
Shares outstanding, end of
period 1,300,000 1,575,000 65,001 125,001 80,001 90,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 255
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra QQQ Ultra Real Estate Ultra Russell2000
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 7,459,571 $ 14,729,779 $ 734,214 $ 1,197,702 $ 1,870,444 $ 1,907,909
Net realized gain (loss) 842,359,932 1,528,663,591 1,807,375 977,375 13,032,967 (11,695,041)
Change in net unrealized
appreciation/depreciation 481,567,881 691,840,060 19,746,476 2,353,943 79,722,099 56,580,444
Change in net assets resulting
from operations 1,331,387,384 2,235,233,430 22,288,065 4,529,020 94,625,510 46,793,312
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(11,127,497) (9,720,972) (894,613) (948,276) (1,434,030) (1,099,745)
Total distributions (11,127,497) (9,720,972) (894,613) (948,276) (1,434,030) (1,099,745)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 2,285,695,519 2,930,622,645 12,179,363 5,869,441 478,838,211 420,416,775
Cost of shares redeemed (2,182,613,259) (3,427,316,048) (12,063,478) (11,668,772) (181,886,577) (381,484,511)
Change in net assets resulting
from capital transactions
103,082,260 (496,693,403) 115,885 (5,799,331) 296,951,634 38,932,264
Change in net assets 1,423,342,147 1,728,819,055 21,509,337 (2,218,587) 390,143,114 84,625,831
NET ASSETS:
Beginning of period $ 6,315,590,871 $ 4,586,771,816 $ 57,552,067 $ 59,770,654 $ 205,065,269 $ 120,439,438
End of period $ 7,738,933,018 $ 6,315,590,871 $ 79,061,404 $ 57,552,067 $ 595,208,383 $ 205,065,269
SHARE TRANSACTIONS:
Beginning of period 70,950,000 80,100,000 1,033,744 1,133,744 5,350,000 4,050,000
Issued 4,200,000 23,450,000 75,000 25,000 10,900,000 12,100,000
Issued in-kind 19,450,000 17,750,000 105,000 75,000 — —
Redeemed — — — — (4,450,000) (10,800,000)
Redemption in-kind (23,100,000) (50,350,000) (175,000) (200,000) — —
Shares outstanding, end of
period 71,500,000 70,950,000 1,038,744 1,033,744 11,800,000 5,350,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

256 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra S&P500
®
Ultra Semiconductors Ultra SmallCap600
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 22,571,711 $ 43,123,918 $ 120,782 $ (403,529) $ 238,940 $ 381,097
Net realized gain (loss) 852,448,340 672,774,647 413,519,813 167,597,497 1,576,658 (436,113)
Change in net unrealized
appreciation/depreciation 371,760,168 871,616,738 (340,259,615) 435,228,286 7,162,373 7,530,111
Change in net assets resulting
from operations 1,246,780,219 1,587,515,303 73,380,980 602,422,254 8,977,971 7,475,095
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(22,734,759) (18,508,012) — (192,629) (233,512) (353,766)
Total distributions (22,734,759) (18,508,012) — (192,629) (233,512) (353,766)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,967,501,977 5,566,874,900 347,218,266 284,193,364 5,580,088 2,776,579
Cost of shares redeemed (2,410,542,223) (5,539,297,505) (255,717,340) (138,110,305) (2,757,644) (3,569,196)
Change in net assets resulting
from capital transactions
(443,040,246) 27,577,395 91,500,926 146,083,059 2,822,444 (792,617)
Change in net assets 781,005,214 1,596,584,686 164,881,906 748,312,684 11,566,903 6,328,712
NET ASSETS:
Beginning of period $ 5,108,941,229 $ 3,512,356,543 $ 1,002,454,748 $ 254,142,064 $ 32,757,886 $ 26,429,174
End of period $ 5,889,946,443 $ 5,108,941,229 $ 1,167,336,654 $ 1,002,454,748 $ 44,324,789 $ 32,757,886
SHARE TRANSACTIONS:
Beginning of period 65,850,000 68,100,000 17,060,000
(b)
13,800,000
(b)
1,335,000 1,385,000
Issued 5,500,000 36,150,000 460,000
(b)
1,560,000
(b)
80,000 60,000
Issued in-kind 17,150,000 50,650,000 5,150,000
(b)
6,240,000
(b)
120,000 60,000
Redeemed — (1,200,000) — — — —
Redemption in-kind (28,400,000) (87,850,000) (4,140,000)
(b)
(4,540,000)
(b)
(110,000) (170,000)
Shares outstanding, end of
period 60,100,000 65,850,000 18,530,000 17,060,000
(b)
1,425,000 1,335,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective November 7, 2024.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 257
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Technology Ultra Utilities UltraPro Dow30
SM
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 1,015,073 $ 59,698 $ 172,731 $ 227,367 $ 3,607,883 $ 5,896,106
Net realized gain (loss) 100,685,145 148,563,590 777,922 278,459 36,547,766 65,872,790
Change in net unrealized
appreciation/depreciation 7,276,807 91,081,629 3,667,890 2,276,061 228,722,807 188,104,736
Change in net assets resulting
from operations 108,977,025 239,704,917 4,618,543 2,781,887 268,878,456 259,873,632
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(1,079,076) (171,275) (126,230) (203,533) (4,676,697) (5,986,903)
Total distributions (1,079,076) (171,275) (126,230) (203,533) (4,676,697) (5,986,903)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 20,276,565 47,377,697 8,354,398 10,583,379 387,164,330 952,383,936
Cost of shares redeemed (41,995,914) (199,563,030) (5,147,905) (6,748,394) (586,130,271) (1,091,655,729)
Change in net assets resulting
from capital transactions
(21,719,349) (152,185,333) 3,206,493 3,834,985 (198,965,941) (139,271,793)
Change in net assets 86,178,600 87,348,309 7,698,806 6,413,339 65,235,818 114,614,936
NET ASSETS:
Beginning of period $ 662,540,779 $ 575,192,470 $ 15,909,739 $ 9,496,400 $ 722,062,437 $ 607,447,501
End of period $ 748,719,379 $ 662,540,779 $ 23,608,545 $ 15,909,739 $ 787,298,255 $ 722,062,437
SHARE TRANSACTIONS:
Beginning of period 10,915,000 14,250,000 235,000 165,000 9,400,000 11,450,000
Issued 110,000 350,000 100,000 130,000 1,000,000 4,400,000
Issued in-kind 200,000 620,000 10,000 60,000 3,300,000 9,400,000
Redeemed — — (10,000) (20,000) — (4,850,000)
Redemption in-kind (640,000) (4,305,000) (60,000) (100,000) (6,700,000) (11,000,000)
Shares outstanding, end of
period 10,585,000 10,915,000 275,000 235,000 7,000,000 9,400,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

258 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro MidCap400 UltraPro QQQ UltraPro Russell2000
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 174,393 $ 139,560 $ 153,485,676 $ 315,261,618 $ 2,999,102 $ 1,745,611
Net realized gain (loss) 926,086 5,934,614 4,131,362,936 9,748,916,155 25,017,328 (46,626,406)
Change in net unrealized
appreciation/depreciation 10,189,130 7,336,597 2,108,976,410 1,815,818,880 119,005,494 171,908,520
Change in net assets resulting
from operations 11,289,609 13,410,771 6,393,825,022 11,879,996,653 147,021,924 127,027,725
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(109,149) (63,757) (169,270,499) (291,168,308) (2,727,929) (1,477,878)
Total distributions (109,149) (63,757) (169,270,499) (291,168,308) (2,727,929) (1,477,878)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 10,471,687 4,529,560 9,165,194,050 22,941,959,960 335,831,026 2,811,577,138
Cost of shares redeemed (8,251,318) (8,395,935) (11,510,012,096) (28,436,089,978) (423,659,902) (2,651,612,664)
Change in net assets resulting
from capital transactions
2,220,369 (3,866,375) (2,344,818,046) (5,494,130,018) (87,828,876) 159,964,474
Change in net assets 13,400,829 9,480,639 3,879,736,477 6,094,698,327 56,465,119 285,514,321
NET ASSETS:
Beginning of period $ 33,007,171 $ 23,526,532 $ 21,486,427,377 $ 15,391,729,050 $ 489,974,900 $ 204,460,579
End of period $ 46,408,000 $ 33,007,171 $ 25,366,163,854 $ 21,486,427,377 $ 546,440,019 $ 489,974,900
SHARE TRANSACTIONS:
Beginning of period 1,280,000 1,475,000 343,900,000 443,700,000 10,800,000 6,050,000
Issued 230,000 20,000 54,300,000 179,400,000 6,250,000 69,700,000
Issued in-kind 170,000 205,000 78,550,000 347,000,000 — 600,000
Redeemed (220,000) — — — (8,150,000) (65,250,000)
Redemption in-kind (90,000) (420,000) (159,200,000) (626,200,000) (550,000) (300,000)
Shares outstanding, end of
period 1,370,000 1,280,000 317,550,000 343,900,000 8,350,000 10,800,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 259
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro S&P500
®
UltraPro Short 20+ Year Treasury UltraPro Short Dow30
SM
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 21,206,706 $ 24,365,409 $ 217,201 $ 1,763,132 $ 10,601,246 $ 20,787,722
Net realized gain (loss) 623,657,554 895,679,342 13,433,090 (19,888,458) (86,596,099) (40,059,569)
Change in net unrealized
appreciation/depreciation 606,955,903 711,138,607 (19,813,191) 79,294,244 (36,494,945) (157,725,243)
Change in net assets resulting
from operations 1,251,820,163 1,631,183,358 (6,162,900) 61,168,918 (112,489,798) (176,997,090)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(20,569,156) (24,247,964) (225,876) (5,035,890) (10,808,180) (20,837,649)
Total distributions (20,569,156) (24,247,964) (225,876) (5,035,890) (10,808,180) (20,837,649)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 2,884,397,238 5,204,471,530 48,321,541 215,937,224 481,382,605 2,054,492,659
Cost of shares redeemed (3,051,283,405) (5,757,258,960) (52,243,976) (490,714,980) (380,275,320) (2,274,007,211)
Change in net assets resulting
from capital transactions
(166,886,167) (552,787,430) (3,922,435) (274,777,756) 101,107,285 (219,514,552)
Change in net assets 1,064,364,840 1,054,147,964 (10,311,211) (218,644,728) (22,190,693) (417,349,291)
NET ASSETS:
Beginning of period $ 3,441,238,858 $ 2,387,090,894 $ 38,792,979 $ 257,437,707 $ 287,965,923 $ 705,315,214
End of period $ 4,505,603,698 $ 3,441,238,858 $ 28,481,768 $ 38,792,979 $ 265,775,230 $ 287,965,923
SHARE TRANSACTIONS:
Beginning of period 49,150,000 59,900,000 493,605 3,893,605 4,160,570
(b)
6,448,070
(b)
Issued 7,750,000 19,700,000 680,000 2,400,000 8,400,000
(b)
26,825,000
(b)
Issued in-kind 27,200,000 78,450,000 — — — —
Redeemed — — (750,000) (5,800,000) (6,513,129)
(b)
(29,112,500)
(b)
Redemption in-kind (37,600,000) (108,900,000) — — — —
Shares outstanding, end of
period 46,500,000 49,150,000 423,605 493,605 6,047,441 4,160,570
(b)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 7, 2024.

260 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro Short MidCap400 UltraPro Short QQQ UltraPro Short Russell2000
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 86,563 $ 112,832 $ 99,727,050 $ 244,786,867 $ 3,366,454 $ 6,909,139
Net realized gain (loss) 327,178 (2,198,494) (387,191,649) (4,453,966,314) (578,346) (51,847,693)
Change in net unrealized
appreciation/depreciation (1,599,913) (931,450) (650,510,692) 1,667,067,736 (43,975,960) (42,353,266)
Change in net assets resulting
from operations (1,186,172) (3,017,112) (937,975,291) (2,542,111,711) (41,187,852) (87,291,820)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(62,498) (136,954) (104,175,416) (255,315,452) (3,851,107) (6,397,231)
Total distributions (62,498) (136,954) (104,175,416) (255,315,452) (3,851,107) (6,397,231)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 948,780 2,352,535 4,550,766,609 19,925,111,244 175,345,858 710,628,729
Cost of shares redeemed (328,008) (4,352,315) (4,221,553,933) (19,080,759,650) (183,970,301) (731,106,000)
Change in net assets resulting
from capital transactions
620,772 (1,999,780) 329,212,676 844,351,594 (8,624,443) (20,477,271)
Change in net assets (627,898) (5,153,846) (712,938,031) (1,953,075,569) (53,663,402) (114,166,322)
NET ASSETS:
Beginning of period $ 3,667,337 $ 8,821,183 $ 2,765,099,418 $ 4,718,174,987 $ 120,150,750 $ 234,317,072
End of period $ 3,039,439 $ 3,667,337 $ 2,052,161,387 $ 2,765,099,418 $ 66,487,348 $ 120,150,750
SHARE TRANSACTIONS:
Beginning of period 338,643 398,643 55,070,109
(b)
40,850,109
(b)
4,407,646 4,507,646
Issued 110,000 170,000 114,490,000
(b)
248,260,000
(b)
8,200,000 21,400,000
Issued in-kind — — — — — —
Redeemed (30,000) (230,000) (106,592,424)
(b)
(234,040,000)
(b)
(8,150,000) (21,500,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 418,643 338,643 62,967,685 55,070,109
(b)
4,457,646 4,407,646
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 7, 2024.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 261
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro Short S&P500
®
UltraShort 7-10 Year Treasury UltraShort 20+ Year Treasury
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 19,056,186 $ 55,641,632 $ 265,425 $ 799,558 $ 7,435,946 $ 18,733,185
Net realized gain (loss) (104,552,922) (559,241,647) 2,390,579 6,564,477 (3,068,229) 30,733,578
Change in net unrealized
appreciation/depreciation (107,752,361) (745,500) (3,238,978) (3,182,125) (35,118,245) 74,504,835
Change in net assets resulting
from operations (193,249,097) (504,345,515) (582,974) 4,181,910 (30,750,528) 123,971,598
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(21,636,256) (58,081,727) (285,525) (895,502) (8,293,304) (20,513,395)
Total distributions (21,636,256) (58,081,727) (285,525) (895,502) (8,293,304) (20,513,395)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,614,947,717 4,563,197,508 10,430,959 104,123,112 196,133,327 1,391,899,895
Cost of shares redeemed (1,557,211,102) (4,732,204,136) (11,563,926) (122,673,326) (228,351,882) (1,664,522,927)
Change in net assets resulting
from capital transactions
57,736,615 (169,006,628) (1,132,967) (18,550,214) (32,218,555) (272,623,032)
Change in net assets (157,148,738) (731,433,870) (2,001,466) (15,263,806) (71,262,387) (169,164,829)
NET ASSETS:
Beginning of period $ 614,515,097 $ 1,345,948,967 $ 17,063,084 $ 32,326,890 $ 362,567,813 $ 531,732,642
End of period $ 457,366,359 $ 614,515,097 $ 15,061,618 $ 17,063,084 $ 291,305,426 $ 362,567,813
SHARE TRANSACTIONS:
Beginning of period 19,038,887 20,869,469
(b)
700,000 1,500,000 10,056,929 17,906,929
Issued 60,500,000 98,820,000
(b)
450,000 4,350,000 6,060,000 39,200,000
Issued in-kind — — — — — —
Redeemed (58,100,000) (100,650,582)
(b)
(500,000) (5,150,000) (7,120,000) (47,050,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 21,438,887 19,038,887 650,000 700,000 8,996,929 10,056,929
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 10, 2024.

262 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Consumer Discretionary UltraShort Consumer Staples UltraShort Dow30
SM
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 44,373 $ 64,873 $ 18,078 $ 56,716 $ 2,079,415 $ 3,172,068
Net realized gain (loss) (763,278) (477,015) (294,204) — (19,154,404) (5,971,464)
Change in net unrealized
appreciation/depreciation (128,748) (309,359) 212,912 (256,274) (1,037,050) (17,517,300)
Change in net assets resulting
from operations (847,653) (721,501) (63,214) (199,558) (18,112,039) (20,316,696)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(39,957) (70,690) (21,746) (63,227) (2,085,055) (2,994,543)
Total distributions (39,957) (70,690) (21,746) (63,227) (2,085,055) (2,994,543)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,999,155 3,786,435 351,950 1,509,858 43,464,886 178,381,781
Cost of shares redeemed (1,931,358) (3,840,698) (495,702) (2,203,546) (37,348,144) (178,009,307)
Change in net assets resulting
from capital transactions
67,797 (54,263) (143,752) (693,688) 6,116,742 372,474
Change in net assets (819,813) (846,454) (228,712) (956,473) (14,080,352) (22,938,765)
NET ASSETS:
Beginning of period $ 1,851,976 $ 2,698,430 $ 819,032 $ 1,775,505 $ 74,397,328 $ 97,336,093
End of period $ 1,032,163 $ 1,851,976 $ 590,320 $ 819,032 $ 60,316,976 $ 74,397,328
SHARE TRANSACTIONS:
Beginning of period 116,696 121,696 60,568 115,568 2,259,786 2,209,786
Issued 130,000 220,000 30,000 90,000 1,450,000 5,000,000
Issued in-kind — — — — — —
Redeemed (140,000) (225,000) (40,000) (145,000) (1,250,000) (4,950,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 106,696 116,696 50,568 60,568 2,459,786 2,259,786
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 263
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Energy UltraShort Financials UltraShort FTSE China 50
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 405,912 $ 859,493 $ 359,426 $ 878,691 $ 359,573 $ 417,835
Net realized gain (loss) (3,370,919) — (7,008,396) (2,876,906) 2,391,766 4,840,085
Change in net unrealized
appreciation/depreciation 3,185,955 (8,395,737) 2,016,217 (7,647,052) (7,151,015) (8,368,818)
Change in net assets resulting
from operations 220,948 (7,536,244) (4,632,753) (9,645,267) (4,399,676) (3,110,898)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(522,041) (721,994) (491,704) (782,150) (240,764) (459,780)
Total distributions (522,041) (721,994) (491,704) (782,150) (240,764) (459,780)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 24,912,936 39,913,012 4,202,998 24,027,970 4,380,763 11,516,853
Cost of shares redeemed (23,551,843) (32,211,337) (3,705,817) (26,593,447) (3,217,878) (16,372,830)
Change in net assets resulting
from capital transactions
1,361,093 7,701,675 497,181 (2,565,477) 1,162,885 (4,855,977)
Change in net assets 1,060,000 (556,563) (4,627,276) (12,992,894) (3,477,555) (8,426,655)
NET ASSETS:
Beginning of period $ 19,871,532 $ 20,428,095 $ 14,743,285 $ 27,736,179 $ 14,973,096 $ 23,399,751
End of period $ 20,931,532 $ 19,871,532 $ 10,116,009 $ 14,743,285 $ 11,495,541 $ 14,973,096
SHARE TRANSACTIONS:
Beginning of period 525,814
(b)
338,314
(b)
299,417
(b)
330,667
(b)
501,947 601,947
Issued 675,000
(b)
875,000
(b)
106,250
(b)
443,750
(b)
270,000 350,000
Issued in-kind — — — — — —
Redeemed (587,549)
(b)
(687,500)
(b)
(87,625)
(b)
(475,000)
(b)
(180,000) (450,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 613,265 525,814
(b)
318,042 299,417
(b)
591,947 501,947
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 7, 2024.

264 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort FTSE Europe UltraShort Health Care UltraShort Industrials
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 660,971 $ 1,339,185 $ 24,185 $ 55,899 $ 31,493 $ 104,886
Net realized gain (loss) (17,707,940) (1,874,600) (310,100) (167,244) (331,038) (836,316)
Change in net unrealized
appreciation/depreciation 19,109,769 (11,835,379) 284,459 (289,627) (52,971) (535,229)
Change in net assets resulting
from operations 2,062,800 (12,370,794) (1,456) (400,972) (352,516) (1,266,659)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(695,032) (1,438,278) (26,509) (57,806) (32,399) (112,930)
Total distributions (695,032) (1,438,278) (26,509) (57,806) (32,399) (112,930)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 11,957,610 12,134,968 1,152,247 980,655 533,789 3,135,194
Cost of shares redeemed (13,616,606) (51,130,889) (529,751) (1,852,050) (189,426) (4,369,788)
Change in net assets resulting
from capital transactions
(1,658,996) (38,995,921) 622,496 (871,395) 344,363 (1,234,594)
Change in net assets (291,228) (52,804,993) 594,531 (1,330,173) (40,552) (2,614,183)
NET ASSETS:
Beginning of period $ 21,306,205 $ 74,111,198 $ 774,395 $ 2,104,568 $ 1,230,064 $ 3,844,247
End of period $ 21,014,977 $ 21,306,205 $ 1,368,926 $ 774,395 $ 1,189,512 $ 1,230,064
SHARE TRANSACTIONS:
Beginning of period 582,424
(b)
1,397,424
(b)
70,430 155,430 125,135 240,135
Issued 315,000
(b)
260,000
(b)
110,000 70,000 60,000 225,000
Issued in-kind — — — — — —
Redeemed (365,059)
(b)
(1,075,000)
(b)
(50,000) (155,000) (20,000) (340,000)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 532,365 582,424
(b)
130,430 70,430 165,135 125,135
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 7, 2024.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 265
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Materials UltraShort MidCap400 UltraShort MSCI Brazil Capped
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 30,980 $ 68,781 $ 41,852 $ 91,916 $ 258,426 $ 274,179
Net realized gain (loss) — (313,401) (80,172) (326,180) (1,211,244) (188,830)
Change in net unrealized
appreciation/depreciation (84,772) (520,445) (257,817) (640,371) 3,337,238 (2,443,215)
Change in net assets resulting
from operations (53,792) (765,065) (296,137) (874,635) 2,384,420 (2,357,866)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(28,945) (76,881) (46,511) (90,071) (214,845) (289,326)
Total distributions (28,945) (76,881) (46,511) (90,071) (214,845) (289,326)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — 1,458,017 1,154,439 — 6,979,532 4,830,479
Cost of shares redeemed (339,747) (2,045,781) (1,380,125) (308,600) (9,249,353) (5,744,799)
Change in net assets resulting
from capital transactions
(339,747) (587,764) (225,686) (308,600) (2,269,821) (914,320)
Change in net assets (422,484) (1,429,710) (568,334) (1,273,306) (100,246) (3,561,512)
NET ASSETS:
Beginning of period $ 1,160,753 $ 2,590,463 $ 1,534,134 $ 2,807,440 $ 9,049,329 $ 12,610,841
End of period $ 738,269 $ 1,160,753 $ 965,800 $ 1,534,134 $ 8,949,083 $ 9,049,329
SHARE TRANSACTIONS:
Beginning of period 80,042
(b)
117,542
(b)
138,510 163,510 658,546 708,547
Issued — 75,000
(b)
100,000 — 575,000 400,000
Issued in-kind — — — — — —
Redeemed (25,018)
(b)
(112,500)
(b)
(125,000) (25,000) (700,000) (450,001)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 55,024 80,042
(b)
113,510 138,510 533,546 658,546
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective November 7, 2024.

266 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort MSCI EAFE UltraShort MSCI Emerging Markets UltraShort MSCI Japan
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 29,314 $ 52,351 $ 127,485 $ 224,334 $ 124,100 $ 153,823
Net realized gain (loss) (266,066) (692,762) (950,122) — (887,420) (1,270,732)
Change in net unrealized
appreciation/depreciation 307,899 209,618 470,681 (1,536,374) 742,380 (183,056)
Change in net assets resulting
from operations 71,147 (430,793) (351,956) (1,312,040) (20,940) (1,299,965)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(22,204) (65,743) (116,229) (243,212) (108,758) (149,962)
Total distributions (22,204) (65,743) (116,229) (243,212) (108,758) (149,962)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,091,309 3,253,260 2,164,774 2,075,930 6,715,832 2,453,611
Cost of shares redeemed (919,705) (4,897,837) (2,338,214) (4,146,810) (5,239,717) (1,858,471)
Change in net assets resulting
from capital transactions
171,604 (1,644,577) (173,440) (2,070,880) 1,476,115 595,140
Change in net assets 220,547 (2,141,113) (641,625) (3,626,132) 1,346,417 (854,787)
NET ASSETS:
Beginning of period $ 828,246 $ 2,969,359 $ 5,382,685 $ 9,008,817 $ 5,118,096 $ 5,972,883
End of period $ 1,048,793 $ 828,246 $ 4,741,060 $ 5,382,685 $ 6,464,513 $ 5,118,096
SHARE TRANSACTIONS:
Beginning of period 56,214
(b)
143,714
(b)
288,771 388,771 119,978
(c)
99,978
(c)
Issued 75,000
(b)
175,000
(b)
130,000 100,000 165,000
(c)
55,000
(c)
Issued in-kind — — — — — —
Redeemed (62,511)
(b)
(262,500)
(b)
(140,000) (200,000) (125,051)
(c)
(35,000)
(c)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 68,703 56,214
(b)
278,771 288,771 159,927 119,978
(c)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective November 7, 2024.
(c) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 7, 2024.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 267
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Nasdaq Biotechnology UltraShort QQQ UltraShort Real Estate
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 76,160 $ 125,117 $ 7,178,224 $ 22,929,012 $ 901,712 $ 2,057,934
Net realized gain (loss) (45,677) 17,187 (36,969,576) (351,931,825) (5,855,133) —
Change in net unrealized
appreciation/depreciation (341,673) (304,548) (25,059,551) 140,566,007 (5,388,464) (7,776,949)
Change in net assets resulting
from operations (311,190) (162,244) (54,850,903) (188,436,806) (10,341,885) (5,719,015)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(68,969) (101,054) (8,556,681) (22,955,477) (1,046,028) (2,006,506)
Total distributions (68,969) (101,054) (8,556,681) (22,955,477) (1,046,028) (2,006,506)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,091,942 7,304,664 1,144,521,298 3,865,513,142 — 2,854,645
Cost of shares redeemed (701,143) (8,664,416) (1,126,508,704) (3,918,470,999) (6,095,342) (20,016,701)
Change in net assets resulting
from capital transactions
390,799 (1,359,752) 18,012,594 (52,957,857) (6,095,342) (17,162,056)
Change in net assets 10,640 (1,623,050) (45,394,990) (264,350,140) (17,483,255) (24,887,577)
NET ASSETS:
Beginning of period $ 3,500,378 $ 5,123,428 $ 269,596,847 $ 533,946,987 $ 41,211,399 $ 66,098,976
End of period $ 3,511,018 $ 3,500,378 $ 224,201,857 $ 269,596,847 $ 23,728,144 $ 41,211,399
SHARE TRANSACTIONS:
Beginning of period 196,096 246,096 6,148,903 7,089,155
(b)
649,269
(c)
874,269
(c)
Issued 70,000 400,000 29,750,000 66,900,000
(b)
— 43,750
(c)
Issued in-kind — — — — — —
Redeemed (45,000) (450,000) (29,200,000) (67,840,252)
(b)
(111,381)
(c)
(268,750)
(c)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 221,096 196,096 6,698,903 6,148,903 537,888 649,269
(c)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 10, 2024.
(c) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 7, 2024.

268 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 7, 2024.
(c) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 10, 2024.
UltraShort Russell2000 UltraShort S&P500
®
UltraShort Semiconductors
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 1,641,296 $ 3,511,273 $ 15,529,519 $ 44,517,589 $ 206,478 $ 302,648
Net realized gain (loss) (1,397,002) (15,796,006) (68,339,544) (293,470,391) (853,886) (15,436,838)
Change in net unrealized
appreciation/depreciation (17,671,586) (10,167,170) (55,897,491) (39,509,500) (1,125,985) 5,698,480
Change in net assets resulting
from operations (17,427,292) (22,451,903) (108,707,516) (288,462,302) (1,773,393) (9,435,710)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(1,647,450) (3,616,451) (18,228,322) (44,841,970) (186,505) (316,975)
Total distributions (1,647,450) (3,616,451) (18,228,322) (44,841,970) (186,505) (316,975)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 120,993,883 224,072,832 1,007,939,168 3,144,444,486 12,833,793 18,957,092
Cost of shares redeemed (125,840,113) (249,985,553) (1,051,782,402) (3,361,098,046) (8,316,770) (10,416,258)
Change in net assets resulting
from capital transactions
(4,846,230) (25,912,721) (43,843,234) (216,653,560) 4,517,023 8,540,834
Change in net assets (23,920,972) (51,981,075) (170,779,072) (549,957,832) 2,557,125 (1,211,851)
NET ASSETS:
Beginning of period $ 71,564,621 $ 123,545,696 $ 564,180,440 $ 1,114,138,272 $ 5,989,529 $ 7,201,380
End of period $ 47,643,649 $ 71,564,621 $ 393,401,368 $ 564,180,440 $ 8,546,654 $ 5,989,529
SHARE TRANSACTIONS:
Beginning of period 1,292,793
(b)
1,502,793
(b)
22,606,249 28,606,249 128,171
(b)
31,978
(c)
Issued 2,520,000
(b)
3,500,000
(b)
45,800,000 99,650,000 396,000
(b)
161,400
(c)
Issued in-kind — — — — — —
Redeemed (2,560,064)
(b)
(3,710,000)
(b)
(47,750,000) (105,650,000) (230,036)
(b)
(65,207)
(c)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 1,252,729 1,292,793
(b)
20,656,249 22,606,249 294,135 128,171
(b)

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 269
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort SmallCap600 UltraShort Technology UltraShort Utilities
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
Six Months Ended
November 30,
2024 (Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 42,296 $ 90,450 $ 128,336 $ 177,401 $ 36,442 $ 39,125
Net realized gain (loss) 15,059 (606,973) (856,822) (2,151,287) (282,954) 352,791
Change in net unrealized
appreciation/depreciation (604,910) (474,217) (315,455) 62,503 (64,111) (348,556)
Change in net assets resulting
from operations (547,555) (990,740) (1,043,941) (1,911,383) (310,623) 43,360
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(45,560) (92,361) (120,332) (184,336) (23,998) (42,174)
Total distributions (45,560) (92,361) (120,332) (184,336) (23,998) (42,174)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,612,587 1,076,488 2,896,885 6,477,479 2,630,567 4,078,254
Cost of shares redeemed (1,776,040) (1,574,763) (2,053,374) (5,676,204) (1,589,426) (3,706,678)
Change in net assets resulting
from capital transactions
(163,453) (498,275) 843,511 801,275 1,041,141 371,576
Change in net assets (756,568) (1,581,376) (320,762) (1,294,444) 706,520 372,762
NET ASSETS:
Beginning of period $ 2,249,373 $ 3,830,749 $ 3,949,710 $ 5,244,154 $ 1,552,140 $ 1,179,378
End of period $ 1,492,805 $ 2,249,373 $ 3,628,948 $ 3,949,710 $ 2,258,660 $ 1,552,140
SHARE TRANSACTIONS:
Beginning of period 123,946 143,946 293,028 228,052
(b)
81,860
(c)
46,860
(c)
Issued 100,000 50,000 240,000 375,000
(b)
165,000
(c)
165,000
(c)
Issued in-kind — — — — — —
Redeemed (110,000) (70,000) (180,000) (310,024)
(b)
(90,014)
(c)
(130,000)
(c)
Redemption in-kind — — — — — —
Shares outstanding, end of
period 113,946 123,946 353,028 293,028 156,846 81,860
(c)
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective April 10, 2024.
(c) As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective November 7, 2024.

270 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
FINANCIAL HIGHLIGHTS

271 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short 7-10 Year Treasury
Six Months ended
November 30, 2024
(Unaudited)
$ 30.10 $ 0.53 $ (0.68) $ — $ (0.15) $ (0.68) $ — $ — $ (0.68) $ 29.27 (0.44) % (0.17) % 1.50% 0.95% 3.11% 3.66% $ 15,369 — %
Year ended
May 31, 2024
28.37 1.07 1.94 — 3.01 (1.28) — — (1.28) 30.10 10.87 11.03 1.18 0.95 3.38 3.61 19,567 —
Year ended
May 31, 2023
26.73 0.42 1.43 — 1.85 (0.21) — — (0.21) 28.37 6.97 6.78 0.98 0.95 1.47 1.50 28,374 —
Year ended
May 31, 2022
24.82 (0.21) 2.12 — 1.91 — — — — 26.73 7.67 8.04 0.96 0.95 (0.86) (0.85) 171,717 —
Year ended
May 31, 2021
23.86 (0.23) 1.19 — 0.96 — — — — 24.82 4.04 3.77 1.10 0.95 (1.09) (0.94) 89,977 —
Year ended
May 31, 2020
27.27 0.17 (3.24) — (3.07) (0.32) — (0.02)# (0.34) 23.86 (11.40) (11.28) 1.22 0.95 0.40 0.67 15,507 —
Short 20+ Year Treasury
Six Months ended
November 30, 2024
(Unaudited)
24.37 0.48 (1.10) — (0.62) (0.57) — — (0.57) 23.18 (2.49) (2.68) 1.02 0.95 4.06 4.12 79,281 —
Year ended
May 31, 2024
21.90 0.88 2.66 — 3.54 (1.07) — — (1.07) 24.37 16.68 16.84 0.95 0.95 3.72 3.72 98,681 —
Year ended
May 31, 2023
19.86 0.42 1.91 — 2.33 (0.29) — — (0.29) 21.90 11.76 11.66 0.92 0.92 1.96 1.96 186,123 —
Year ended
May 31, 2022
17.60 (0.14) 2.40 — 2.26 — — — — 19.86 12.81 12.33 0.90 0.90 (0.81) (0.81) 675,163 —
Year ended
May 31, 2021
15.53 (0.15) 2.22 — 2.07 — — — — 17.60 13.36 13.62 0.92 0.92 (0.87) (0.87) 597,553 —
Year ended
May 31, 2020
20.67 0.22 (5.06) — (4.84) (0.26) — (0.04)# (0.30) 15.53 (23.72) (23.43) 0.94 0.94 1.18 1.18 159,921 —

272 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short Dow30
SM
Six Months ended
November 30, 2024
(Unaudited)
$ 29.44 $ 0.71 $ (3.93) $ — $ (3.22) $ (0.77) $ — $ — $ (0.77) $ 25.45 (11.17) % (11.23) % 0.98% 0.95% 5.08% 5.12% $ 122,753 — %
Year ended
May 31, 2024
33.94 1.43 (4.46) — (h) (3.03) (1.47) — — (1.47) 29.44 (9.06) (9.04) 0.97 0.95 4.60 4.61 181,754 —
Year ended
May 31, 2023
33.99 0.66 (0.38) — 0.28 (0.33) — — (0.33) 33.94 0.83 0.83 0.96 0.95 1.93 1.94 263,833 —
Year ended
May 31, 2022
34.12 (0.29) 0.16 (i) — (0.13) — — — — 33.99 (0.39) (0.38) 0.95 0.95 (0.86) (0.86) 255,737 —
Year ended
May 31, 2021
49.16 (0.36) (14.68) — (15.04) — — — — 34.12 (30.59) (30.65) 0.96 0.95 (0.88) (0.86) 232,824 —
Year ended
May 31, 2020
57.46 0.27 (7.93) — (7.66) (0.59) — (0.05)# (0.64) 49.16 (13.40) (13.38) 0.99 0.95 0.47 0.51 502,585 —
Short Financials
Six Months ended
November 30, 2024
(Unaudited)(jj)
41.79 0.93 (7.76) (i) — (6.83) (1.05) — — (1.05) 33.91 (16.76) (17.05) 1.53 0.95 4.22 4.81 14,196 —
Year ended
May 31, 2024(jj)
54.54 2.06 (12.61) — (10.55) (2.20) — — (2.20) 41.79 (19.70) (19.51) 1.25 0.95 3.95 4.25 11,752 —
Year ended
May 31, 2023(jj)
50.16 1.11 3.71 — 4.82 (0.44) — — (0.44) 54.54 9.65 9.62 1.15 0.95 1.92 2.12 43,286 —
Year ended
May 31, 2022(jj)
50.87 (0.41) (0.30) (i) — (0.71) — — — — 50.16 (1.41) (1.34) 1.56 0.95 (1.45) (0.84) 18,494 —
Year ended
May 31, 2021(jj)
81.97 (0.65) (30.45) — (31.10) — — — — 50.87 (37.93) (37.85) 1.29 0.95 (1.28) (0.93) 9,855 —
Year ended
May 31, 2020(jj)
90.09 0.36 (7.68) — (7.32) (0.72) — (0.08)# (0.80) 81.97 (8.12) (8.43) 1.27 0.95 0.11 0.43 32,272 —

273 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short FTSE China 50
Six Months ended
November 30, 2024
(Unaudited)
$ 17.01 $ 0.30 $ (2.78) $ — $ (2.48) $ (0.27) $ — $ — $ (0.27) $ 14.26 (14.77) % (14.84) % 2.41% 0.95% 2.30% 3.76% $ 4,704 — %
Year ended
May 31, 2024
18.62 0.54 (1.62) — (1.08) (0.53) — — (0.53) 17.01 (5.98) (5.92) 2.17 0.95 1.74 2.96 6,802 —
Year ended
May 31, 2023
17.09 0.28 1.38 — 1.66 (0.13) — — (0.13) 18.62 9.73 9.94 1.89 0.95 0.61 1.55 7,447 —
Year ended
May 31, 2022
14.18 (0.15) 3.06 — 2.91 — — — — 17.09 20.55 20.62 2.06 0.95 (2.00) (0.89) 6,836 —
Year ended
May 31, 2021
18.64 (0.14) (4.32) — (4.46) — — — — 14.18 (23.94) (24.08) 2.34 0.95 (2.33) (0.94) 2,835 —
Year ended
May 31, 2020
20.20 0.05 (1.46) — (1.41) (0.14) — (0.01)# (0.15) 18.64 (6.97) (6.84) 1.98 0.95 (0.75) 0.28 6,524 —
Short High Yield
Six Months ended
November 30, 2024
(Unaudited)
17.24 0.41 (0.94) — (0.53) (0.44) — — (0.44) 16.27 (3.11) (3.16) 1.06 0.95 4.86 4.96 73,224 —
Year ended
May 31, 2024
18.72 0.73 (1.44) — (0.71) (0.77) — — (0.77) 17.24 (3.80) (3.76) 1.00 0.95 4.00 4.05 94,835 —
Year ended
May 31, 2023
18.44 0.34 0.13 (i) — 0.47 (0.19) — — (0.19) 18.72 2.52 2.48 0.98 0.95 1.75 1.78 243,364 —
Year ended
May 31, 2022
18.23 (0.14) 0.35 — 0.21 — — — — 18.44 1.17 1.26 1.03 0.95 (0.87) (0.79) 343,042 —
Year ended
May 31, 2021
20.88 (0.18) (2.47) — (2.65) — — — — 18.23 (12.70) (12.70) 1.05 0.95 (1.01) (0.91) 54,685 —
Year ended
May 31, 2020
22.17 0.10 (1.17) — (1.07) (0.21) — (0.01)# (0.22) 20.88 (4.83) (4.81) 1.02 0.95 0.42 0.48 119,021 —

274 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short MidCap400
Six Months ended
November 30, 2024
(Unaudited)
$ 20.26 $ 0.46 $ (2.38) $ — $ (1.92) $ (0.51) $ — $ — $ (0.51) $ 17.83 (9.72) % (9.73) % 2.13% 0.95% 3.50% 4.67% $ 4,790 — %
Year ended
May 31, 2024
25.22 0.90 (4.77) — (3.87) (1.09) — — (1.09) 20.26 (15.65) (15.71) 1.74 0.95 3.17 3.96 5,442 —
Year ended
May 31, 2023
24.73 0.54 0.21 (i) — 0.75 (0.26) — — (0.26) 25.22 3.03 3.03 1.40 0.95 1.72 2.17 16,230 —
Year ended
May 31, 2022
24.32 (0.21) 0.62 — 0.41 — — — — 24.73 1.68 1.73 1.53 0.95 (1.46) (0.88) 12,206 —
Year ended
May 31, 2021
40.36 (0.30) (15.74) — (16.04) — — — — 24.32 (39.75) (39.76) 1.22 0.95 (1.21) (0.94) 12,004 —
Year ended
May 31, 2020
46.08 0.09 (5.33) — (5.24) (0.46) — (0.02)# (0.48) 40.36 (11.42) (11.51) 1.37 0.95 (0.22) 0.20 31,022 —
Short MSCI EAFE
Six Months ended
November 30, 2024
(Unaudited)
16.24 0.46 0.19 (i) — 0.65 (0.55) — — (0.55) 16.34 4.13 4.12 1.43 0.95 5.24 5.72 34,077 —
Year ended
May 31, 2024
18.86 0.70 (2.50) — (1.80) (0.82) — — (0.82) 16.24 (9.84) (9.93) 1.17 0.95 3.69 3.91 20,707 —
Year ended
May 31, 2023
19.54 0.40 (0.85) — (0.45) (0.23) — — (0.23) 18.86 (2.30) (2.17) 1.02 0.95 1.88 1.95 67,431 —
Year ended
May 31, 2022
18.19 (0.15) 1.50 (i) — 1.35 — — — — 19.54 7.41 7.43 1.22 0.95 (1.06) (0.79) 64,958 —
Year ended
May 31, 2021
26.23 (0.21) (7.83) — (8.04) — — — — 18.19 (30.66) (30.69) 1.28 0.95 (1.26) (0.93) 9,549 —
Year ended
May 31, 2020
27.52 0.11 (1.10) — (0.99) (0.29) — (0.01)# (0.30) 26.23 (3.54) (3.55) 1.15 0.95 0.19 0.39 45,247 —

275 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short MSCI Emerging Markets
Six Months ended
November 30, 2024
(Unaudited)(ii)
$ 27.73 $ 0.56 $ (1.05) (i) $ — $ (0.49) $ (0.57) $ — $ — $ (0.57) $ 26.67 (1.71) % (1.63) % 1.67% 0.95% 3.50% 4.23% $ 13,466 — %
Year ended
May 31, 2024(ii)
30.73 1.08 (2.86) — (1.78) (1.22) — — (1.22) 27.73 (5.94) (5.81) 1.27 0.95 3.37 3.69 15,251 —
Year ended
May 31, 2023(ii)
28.23 0.52 2.24 — 2.76 (0.26) — — (0.26) 30.73 9.77 9.69 1.16 0.95 1.47 1.68 37,646 —
Year ended
May 31, 2022(ii)
23.71 (0.23) 4.75 — 4.52 — — — — 28.23 19.04 18.97 1.19 0.95 (1.12) (0.87) 43,046 —
Year ended
May 31, 2021(ii)
37.04 (0.27) (13.06) — (13.33) — — — — 23.71 (35.98) (35.96) 1.12 0.95 (1.10) (0.93) 20,747 —
Year ended
May 31, 2020(ii)
38.99 0.21 (1.76) — (1.55) (0.36) — (0.04)# (0.40) 37.04 (3.96) (3.83) 1.05 0.95 0.47 0.57 87,971 —
Short QQQ
Six Months ended
November 30, 2024
(Unaudited)
43.59 1.29 (5.32) — (4.03) (1.43) — — (1.43) 38.13 (9.35) (9.28) 1.00 0.95 6.33 6.38 466,076 —
Year ended
May 31, 2024(gg)
56.71 2.73 (12.93) 0.01 (10.19) (2.93) — — (2.93) 43.59 (18.50) (18.47) 0.99 0.95 5.41 5.46 569,807 —
Year ended
May 31, 2023(gg)
66.32 1.45 (10.35) — (8.90) (0.71) — — (0.71) 56.71 (13.57) (13.64) 0.99 0.95 2.11 2.16 1,126,410 —
Year ended
May 31, 2022(gg)
66.08 (0.50) 0.74 — 0.24 — — — — 66.32 0.35 0.38 1.00 0.95 (0.87) (0.82) 1,083,760 —
Year ended
May 31, 2021(gg)
101.64 (0.66) (34.90) — (35.56) — — — — 66.08 (34.99) (35.09) 1.00 0.95 (0.90) (0.85) 595,528 —
Year ended
May 31, 2020(gg)
152.45 1.18 (50.14) — (48.96) (1.63) — (0.22)# (1.85) 101.64 (32.40) (32.33) 1.02 0.95 0.86 0.92 502,349 —

276 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short Real Estate
Six Months ended
November 30, 2024
(Unaudited)
$ 19.42 $ 0.49 $ (3.16) $ — $ (2.67) $ (0.60) $ — $ — $ (0.60) $ 16.15 (13.95) % (13.92) % 1.50% 0.95% 5.08% 5.62% $ 10,578 — %
Year ended
May 31, 2024
20.95 0.84 (1.49) — (0.65) (0.88) — — (0.88) 19.42 (3.02) (3.12) 1.15 0.95 3.98 4.17 17,962 —
Year ended
May 31, 2023
18.07 0.43 2.68 — 3.11 (0.23) — — (0.23) 20.95 17.21 17.08 1.09 0.95 2.01 2.15 55,517 —
Year ended
May 31, 2022 (aa)
19.13 (0.15) (0.91) — (1.06) — — — — 18.07 (5.55) (5.34) 1.74 0.95 (1.63) (0.84) 16,259 —
Year ended
May 31, 2021 (aa)
26.61 (0.22) (7.26) — (7.48) — — — — 19.13 (28.07) (28.20) 1.37 0.95 (1.35) (0.94) 7,652 —
Year ended
May 31, 2020 (aa)
28.38 0.02 (1.53) — (1.51) (0.24) — (0.02)# (0.26) 26.61 (5.31) (5.43) 1.60 0.95 (0.57) 0.08 27,274 —
Short Russell2000
Six Months ended
November 30, 2024
(Unaudited)
20.77 0.53 (3.34) — (2.81) (0.57) — — (0.57) 17.39 (13.83) (13.88) 1.04 0.95 5.28 5.37 119,441 —
Year ended
May 31, 2024
24.83 1.04 (3.98) — (2.94) (1.12) — — (1.12) 20.77 (12.05) (12.07) 1.02 0.95 4.50 4.57 167,505 —
Year ended
May 31, 2023
24.09 0.48 0.50 — 0.98 (0.24) — — (0.24) 24.83 4.07 4.04 1.01 0.95 1.92 1.97 451,041 —
Year ended
May 31, 2022
21.42 (0.18) 2.85 — 2.67 — — — — 24.09 12.47 12.62 1.00 0.95 (0.87) (0.82) 453,284 —
Year ended
May 31, 2021
38.01 (0.24) (16.35) — (16.59) — — — — 21.42 (43.66) (43.71) 1.02 0.95 (0.92) (0.85) 273,412 —
Year ended
May 31, 2020
42.76 0.26 (4.49) — (4.23) (0.47) — (0.05)# (0.52) 38.01 (9.94) (9.96) 1.03 0.95 0.55 0.63 485,265 —

277 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short S&P500
®
Six Months ended
November 30, 2024
(Unaudited)(jj)
$ 47.78 $ 1.31 $ (5.90) $ — $ (4.59) $ (1.35) $ — $ — $ (1.35) $ 41.84 (9.75) % (9.76) % 0.89% 0.89% 5.85% 5.85% $ 847,812 — %
Year ended
May 31, 2024(jj)
59.45 2.65 (11.45) 0.01 (8.79) (2.88) — — (2.88) 47.78 (15.21) (15.22) 0.89 0.89 4.91 4.91 987,835 —
Year ended
May 31, 2023(jj)
60.90 1.35 (2.12) — (0.77) (0.68) — — (0.68) 59.45 (1.31) (1.23) 0.88 0.88 2.15 2.15 2,245,330 —
Year ended
May 31, 2022(jj)
63.08 (0.45) (1.73) — (2.18) — — — — 60.90 (3.46) (3.55) 0.89 0.89 (0.76) (0.76) 2,350,459 —
Year ended
May 31, 2021(jj)
91.83 (0.59) (28.16) — (28.75) — — — — 63.08 (31.31) (31.38) 0.88 0.88 (0.77) (0.77) 1,404,720 —
Year ended
May 31, 2020(jj)
114.12 0.64 (21.53) — (20.89) (1.28) — (0.12)# (1.40) 91.83 (18.45) (18.40) 0.90 0.90 0.63 0.63 3,697,429 —
Short SmallCap600
Six Months ended
November 30, 2024
(Unaudited)
15.92 0.37 (2.30) — (1.93) (0.35) — — (0.35) 13.64 (12.41) (12.61) 2.12 0.95 3.64 4.81 5,505 —
Year ended
May 31, 2024
19.16 0.67 (3.17) — (2.50) (0.74) — — (0.74) 15.92 (13.25) (12.86) 1.51 0.95 3.27 3.82 5,950 —
Year ended
May 31, 2023
17.96 0.44 0.93 — 1.37 (0.17) — — (0.17) 19.16 7.63 7.28 1.37 0.95 1.96 2.38 30,060 —
Year ended
May 31, 2022
17.35 (0.15) 0.76 — 0.61 — — — — 17.96 3.51 3.57 2.32 0.95 (2.22) (0.85) 7,071 —
Year ended
May 31, 2021
32.60 (0.23) (15.02) — (15.25) — — — — 17.35 (46.78) (46.75) 1.66 0.95 (1.65) (0.94) 4,662 —
Year ended
May 31, 2020
34.96 — (h) (2.08) — (2.08) (0.27) — (0.01)# (0.28) 32.60 (5.93) (5.96) 2.21 0.95 (1.27) (0.01) 13,651 —

278 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra 7-10 Year Treasury
Six Months ended
November 30, 2024
(Unaudited)
$ 41.55 $ 0.88 $ 1.63 (i) $ — $ 2.51 $ (0.67) $ — $ — $ (0.67) $ 43.39 6.00% 6.10% 1.13% 0.95% 3.77% 3.95% $ 24,513 — %
Year ended
May 31, 2024
48.41 1.78 (6.83) — (5.05) (1.81) — — (1.81) 41.55 (10.63) (11.03) 1.42 0.95 3.66 4.12 18,905 —
Year ended
May 31, 2023
55.02 1.09 (7.28) — (6.19) (0.42) — — (0.42) 48.41 (11.25) (10.94) 1.42 0.95 1.70 2.17 9,925 —
Year ended
May 31, 2022
67.14 (0.06) (11.92) — (11.98) (0.14) — — (0.14) 55.02 (17.88) (18.01) 1.41 0.95 (0.55) (0.09) 17,882 57
Year ended
May 31, 2021
75.97 0.29 (8.79) — (8.50) (0.33) — — (0.33) 67.14 (11.23) (11.19) 1.25 0.95 0.09 0.39 18,464 56
Year ended
May 31, 2020
60.72 0.68 15.28 — 15.96 (0.71) — — (0.71) 75.97 26.49 26.24 1.20 0.95 0.77 1.02 34,187 193
Ultra 20+ Year Treasury
Six Months ended
November 30, 2024
(Unaudited)
18.53 0.40 1.06 — 1.46 (0.40) — — (0.40) 19.59 7.84 7.77 0.96 0.95 4.01 4.01 137,653 —
Year ended
May 31, 2024
25.26 0.83 (6.75) — (5.92) (0.81) — — (0.81) 18.53 (23.91) (24.25) 1.00 0.95 4.10 4.15 91,716 —
Year ended
May 31, 2023
33.66 0.62 (8.81) — (8.19) (0.21) — — (0.21) 25.26 (24.39) (24.22) 1.06 0.95 2.17 2.28 58,718 —
Year ended
May 31, 2022
48.00 (0.25) (14.09) — (14.34) — — — — 33.66 (29.86) (29.47) 1.11 0.95 (0.66) (0.50) 36,189 58
Year ended
May 31, 2021(m)
66.77 (0.17) (18.60) — (18.77) — — — — 48.00 (28.12) (28.26) 1.14 0.95 (0.47) (0.28) 28,797 5
Year ended
May 31, 2020(m)
44.89 0.46 22.16 — 22.62 (0.74) — — (0.74) 66.77 50.92 49.64 1.17 0.95 0.61 0.84 50,076 292

279 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Communication Services
Six Months ended
November 30, 2024
(Unaudited)
$ 64.27 $ 0.06 $ 22.49 $ — $ 22.55 $ (0.16) $ — $ — $ (0.16) $ 86.66 35.16% 35.40% 3.53% 0.95% (2.40) % 0.17% $ 7,799 32%
Year ended
May 31, 2024
38.94 0.19 25.28 — 25.47 (0.14) — — (0.14) 64.27 65.50 65.23 5.63 0.95 (4.33) 0.35 3,213 298
Year ended
May 31, 2023
39.30 0.65 (0.10) — 0.55 (0.91) — — (0.91) 38.94 1.98 1.97 8.96 0.95 (6.09) 1.92 779 47
Year ended
May 31, 2022
47.81 0.59 (8.40) — (7.81) (0.70) — — (0.70) 39.30 (16.64) (16.77) 5.55 0.95 (3.37) 1.23 1,965 34
Year ended
May 31, 2021
34.38 0.53 13.40 — 13.93 (0.50) — — (0.50) 47.81 41.06 41.47 8.63 0.95 (6.37) 1.31 2,391 18
Year ended
May 31, 2020
36.53 0.60 (2.33) — (1.73) (0.42) — — (0.42) 34.38 (4.66) (5.08) 9.92 0.95 (7.40) 1.57 859 29
Ultra Consumer Discretionary
Six Months ended
November 30, 2024
(Unaudited)
33.56 0.05 17.53 — 17.58 (0.04) — — (0.04) 51.10 52.42 52.72 1.73 0.95 (0.52) 0.26 18,140 8
Year ended
May 31, 2024
27.22 0.03 6.34 — 6.37 (0.03) — — (0.03) 33.56 23.40 23.27 1.60 0.95 (0.57) 0.08 13,256 37
Year ended
May 31, 2023
29.21 0.19 (2.12) — (1.93) (0.06) — — (0.06) 27.22 (6.57) (6.68) 1.88 0.95 (0.19) 0.74 12,930 77
Year ended
May 31, 2022(cc)
48.65 (0.16) (19.28) — (19.44) — — — — 29.21 (39.97) (39.99) 1.32 0.95 (0.71) (0.35) 13,874 18
Year ended
May 31, 2021(m)(cc)
26.35 (0.16) 22.46 — 22.30 — — — — 48.65 84.62 86.48 1.40 0.95 (0.85) (0.40) 31,622 5
Year ended
May 31, 2020(m)(cc)
24.45 0.03 1.93 — 1.96 (0.06) — — (0.06) 26.35 8.01 6.98 1.51 0.95 (0.45) 0.11 18,447 37

280 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Consumer Staples
Six Months ended
November 30, 2024
(Unaudited)
$ 17.76 $ 0.15 $ 2.37 $ — $ 2.52 $ (0.13) $ — $ — $ (0.13) $ 20.15 14.22% 14.54% 2.02% 0.95% 0.50% 1.57% $ 8,866 21%
Year ended
May 31, 2024
16.25 0.32 1.32 — 1.64 (0.13) — — (0.13) 17.76 10.19 9.45 2.54 0.95 0.38 1.97 7,816 26
Year ended
May 31, 2023
20.90 0.29 (4.74) — (4.45) (0.20) — — (0.20) 16.25 (21.33) (20.93) 2.46 0.95 0.08 1.60 8,126 37
Year ended
May 31, 2022(bb)
22.44 0.09 (1.56) — (1.47) (0.07) — — (0.07) 20.90 (6.57) (6.61) 1.80 0.95 (0.50) 0.35 8,362 9
Year ended
May 31, 2021(bb)
10.78 0.05 11.67 — 11.72 (0.06) — — (0.06) 22.44 109.16 108.35 1.94 0.95 (0.69) 0.30 13,463 4
Year ended
May 31, 2020(bb)
9.92 0.15 0.83 — 0.98 (0.12) — — (0.12) 10.78 9.90 10.30 2.71 0.95 (0.45) 1.31 5,389 23
Ultra Dow30
SM
Six Months ended
November 30, 2024
(Unaudited)
81.69 0.46 25.20 — 25.66 (0.54) — — (0.54) 106.81 31.55 31.87 0.96 0.95 1.00 1.01 491,338 6
Year ended
May 31, 2024
62.09 0.98 19.08 — 20.06 (0.46) — — (0.46) 81.69 32.31 32.36 0.96 0.95 1.32 1.33 383,950 4
Year ended
May 31, 2023
65.35 1.08 (3.94) — (2.86) (0.40) — — (0.40) 62.09 (4.35) (4.35) 0.97 0.95 1.72 1.74 319,777 11
Year ended
May 31, 2022
72.22 0.43 (7.05) — (6.62) (0.25) — — (0.25) 65.35 (9.21) (9.21) 0.95 0.95 0.59 0.59 385,592 4
Year ended
May 31, 2021
39.44 0.26 32.60 — 32.86 (0.08) — — (0.08) 72.22 83.38 83.65 0.96 0.95 0.47 0.49 498,320 18
Year ended
May 31, 2020
42.44 0.55 (3.17) — (2.62) (0.38) — — (0.38) 39.44 (6.20) (6.29) 0.98 0.95 1.15 1.18 297,783 31

281 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Energy
Six Months ended
November 30, 2024
(Unaudited)
$ 43.99 $ 0.54 $ 0.77 $ — $ 1.31 $ (0.60) $ — $ — $ (0.60) $ 44.70 3.16% 2.74% 1.05% 0.95% 2.55% 2.65% $ 102,939 17%
Year ended
May 31, 2024
31.27 0.84 12.34 — 13.18 (0.46) — — (0.46) 43.99 42.26 42.64 1.04 0.95 2.02 2.11 118,897 22
Year ended
May 31, 2023
43.71 0.75 (12.82) — (12.07) (0.37) — — (0.37) 31.27 (27.74) (27.60) 1.03 0.95 1.88 1.96 109,549 61
Year ended
May 31, 2022(ee)
16.69 0.43 27.11 — 27.54 (0.52) — — (0.52) 43.71 168.23 167.93 0.99 0.95 1.95 1.99 218,701 31
Year ended
May 31, 2021(w)(ee)
10.00 0.31 6.71 — 7.02 (0.33) — — (0.33) 16.69 73.14 72.84 1.03 0.95 2.84 2.92 211,207 24
Year ended
May 31, 2020(k)
(w)(ee)
29.90 0.62 (19.79) — (19.17) (0.73) — — (0.73) 10.00 (65.49) (65.44) 1.14 0.95 3.27 3.47 116,476 4
Ultra Financials
Six Months ended
November 30, 2024
(Unaudited)
65.71 0.18 30.82 — 31.00 (0.20) — — (0.20) 96.51 47.29 47.72 0.95 0.95 0.49 0.49 946,535 3
Year ended
May 31, 2024
40.52 0.38 25.19 — 25.57 (0.38) — — (0.38) 65.71 63.44 63.38 0.95 0.95 0.73 0.73 680,638 221
Year ended
May 31, 2023
53.90 0.46 (13.43) — (12.97) (0.41) — — (0.41) 40.52 (24.13) (24.18) 0.95 0.95 1.00 1.00 474,341 50
Year ended
May 31, 2022
63.67 0.22 (6.71) — (6.49) (0.18) (3.10) — (3.28) 53.90 (11.16) (11.22) 0.95 0.95 0.35 0.35 671,523 9
Year ended
May 31, 2021
29.48 0.17 34.21 — 34.38 (0.19) — — (0.19) 63.67 117.16 117.29 0.95 0.95 0.40 0.40 923,717 7
Year ended
May 31, 2020
40.74 0.45 (11.19) — (10.74) (0.52) — — (0.52) 29.48 (26.67) (26.57) 0.97 0.95 1.02 1.04 448,299 21

282 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra FTSE China 50
Six Months ended
November 30, 2024
(Unaudited)
$ 15.64 $ 0.35 $ 2.48 (i) $ — $ 2.83 $ (0.26) $ — $ — $ (0.26) $ 18.21 18.17% 17.62% 1.56% 0.95% 3.40% 4.01% $ 18,122 — %
Year ended
May 31, 2024
16.98 0.34 (1.26) — (0.92) (0.42) — — (0.42) 15.64 (5.33) (5.12) 1.84 0.95 1.31 2.20 10,560 —
Year ended
May 31, 2023
29.78 0.23 (13.01) — (12.78) (0.02) — — (0.02) 16.98 (42.94) (42.93) 1.77 0.97 0.19 0.99 9,592 —
Year ended
May 31, 2022
70.23 (0.44) (40.01) — (40.45) — — — — 29.78 (57.59) (57.66) 1.49 0.95 (1.47) (0.93) 10,424 —
Year ended
May 31, 2021
50.40 (0.66) 20.49 — 19.83 — — — — 70.23 39.33 39.60 1.19 0.95 (1.18) (0.95) 28,091 —
Year ended
May 31, 2020
58.75 0.09 (5.94) — (5.85) (2.50) — — (2.50) 50.40 (10.42) (10.64) 1.95 0.95 (0.86) 0.15 20,162 —
Ultra FTSE Europe
Six Months ended
November 30, 2024
(Unaudited)
66.95 0.85 (8.35) — (7.50) (0.76) — — (0.76) 58.69 (11.32) (11.27) 2.84 0.95 0.77 2.66 4,402 —
Year ended
May 31, 2024
51.61 1.06 15.31 — 16.37 (1.03) — — (1.03) 66.95 32.12 31.90 3.05 0.95 (0.18) 1.91 5,021 —
Year ended
May 31, 2023
52.93 0.49 (1.70) — (1.21) (0.11) — — (0.11) 51.61 (2.28) (2.36) 3.06 0.95 (1.05) 1.05 3,871 —
Year ended
May 31, 2022
69.86 (0.59) (16.34) — (16.93) — — — — 52.93 (24.25) (24.74) 2.61 0.95 (2.56) (0.90) 3,969 —
Year ended
May 31, 2021
35.00 (0.47) 35.33 — 34.86 — — — — 69.86 99.64 100.63 2.94 0.95 (2.93) (0.95) 5,239 —
Year ended
May 31, 2020
43.65 0.09 (8.46) — (8.37) (0.28) — — (0.28) 35.00 (19.36) (18.74) 2.33 0.95 (1.18) 0.20 3,500 —

283 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Health Care
Six Months ended
November 30, 2024
(Unaudited)(ll)
$ 49.40 $ 0.26 $ 1.17 $ — $ 1.43 $ (0.30) $ — $ — $ (0.30) $ 50.53 2.86% 3.21% 1.05% 0.95% 0.87% 0.97% $ 84,884 1%
Year ended
May 31, 2024(ll)
41.15 0.49 7.93 — 8.42 (0.17) — — (0.17) 49.40 20.50 20.03 1.05 0.95 0.97 1.07 86,947 4
Year ended
May 31, 2023(ll)
46.21 0.46 (5.41) — (4.95) (0.11) — — (0.11) 41.15 (10.76) (10.55) 1.08 0.95 0.90 1.03 80,233 19
Year ended
May 31, 2022(ll)
44.20 0.12 1.97 — 2.09 (0.08) — — (0.08) 46.21 4.70 4.60 1.02 0.95 0.17 0.24 117,843 12
Year ended
May 31, 2021(r)(ll)
30.75 0.06 13.43 — 13.49 (0.04) — — (0.04) 44.20 43.89 43.81 1.04 0.95 0.07 0.17 130,405 4
Year ended
May 31, 2020(r)(ll)
23.17 0.17 7.51 — 7.68 (0.10) — — (0.10) 30.75 33.26 33.58 1.08 0.95 0.50 0.63 110,716 21
Ultra High Yield
Six Months ended
November 30, 2024
(Unaudited)
68.44 1.01 6.22 — 7.23 (1.21) — — (1.21) 74.46 10.63 10.71 1.70 0.95 2.05 2.80 23,082 —
Year ended
May 31, 2024
60.58 1.94 7.45 — 9.39 (1.53) — — (1.53) 68.44 15.62 15.36 1.58 0.95 2.36 2.99 7,529 —
Year ended
May 31, 2023
67.42 1.07 (6.33) — (5.26) (1.58) — — (1.58) 60.58 (7.79) (7.83) 1.68 0.96 1.01 1.73 5,452 —
Year ended
May 31, 2022
75.77 (0.71) (7.39) — (8.10) — (0.25) — (0.25) 67.42 (10.74) (10.63) 1.17 0.95 (1.15) (0.93) 20,227 —
Year ended
May 31, 2021
64.18 (0.63) 14.17 — 13.54 (1.95) — — (1.95) 75.77 21.27 21.30 1.95 0.97 (1.84) (0.86) 28,414 —
Year ended
May 31, 2020
66.69 1.16 (0.95) — 0.21 (2.72) — — (2.72) 64.18 0.03 0.34 2.86 1.04 (0.13) 1.70 4,813 —

284 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Industrials
Six Months ended
November 30, 2024
(Unaudited)
$ 32.82 $ 0.02 $ 10.26 $ — $ 10.28 $ (0.01) $ — $ — $ (0.01) $ 43.09 31.35% 31.95% 1.41% 0.95% (0.33) % 0.13% $ 27,578 1%
Year ended
May 31, 2024
21.38 0.13 11.39 — 11.52 (0.08) — — (0.08) 32.82 53.88 53.70 1.44 0.95 (0.02) 0.47 23,302 8
Year ended
May 31, 2023
23.85 0.21 (2.63) — (2.42) (0.05) — — (0.05) 21.38 (10.14) (10.09) 1.68 0.95 0.18 0.91 16,252 73
Year ended
May 31, 2022
33.02 0.01 (9.17) — (9.16) (0.01) — — (0.01) 23.85 (27.77) (27.70) 1.32 0.95 (0.33) 0.05 16,694 9
Year ended
May 31, 2021(v)
14.84 0.02 18.20 — 18.22 (0.04) — — (0.04) 33.02 123.00 122.38 1.55 0.95 (0.53) 0.07 40,451 3
Year ended
May 31, 2020(v)
17.09 0.14 (2.26) — (2.12) (0.13) — — (0.13) 14.84 (12.47) (12.37) 1.61 0.95 0.09 0.74 14,838 31
Ultra Materials
Six Months ended
November 30, 2024
(Unaudited)
27.73 0.12 1.19 — 1.31 (0.11) — — (0.11) 28.93 4.74 5.19 1.17 0.95 0.66 0.87 45,271 16
Year ended
May 31, 2024
19.73 0.21 7.89 — 8.10 (0.10) — — (0.10) 27.73 41.07 40.19 1.19 0.95 0.62 0.87 45,059 2
Year ended
May 31, 2023
26.77 0.34 (7.23) — (6.89) (0.15) — — (0.15) 19.73 (25.72) (25.47) 1.18 0.95 1.32 1.55 37,988 40
Year ended
May 31, 2022(ee)
26.79 0.16 (0.02) — 0.14 (0.16) — — (0.16) 26.77 0.54 0.22 1.10 0.95 0.50 0.65 62,229 5
Year ended
May 31, 2021(ee)
11.08 0.08 15.72 — 15.80 (0.09) — — (0.09) 26.79 143.30 143.29 1.15 0.95 0.25 0.45 104,477 12
Year ended
May 31, 2020(ee)
11.89 0.15 (0.77) — (0.62) (0.19) — — (0.19) 11.08 (5.43) (5.04) 1.23 0.95 0.85 1.13 27,696 6

285 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra MidCap400
Six Months ended
November 30, 2024
(Unaudited)
$ 64.77 $ 0.10 $ 14.78 $ — $ 14.88 $ (0.13) $ — $ — $ (0.13) $ 79.52 23.03% 23.27% 1.01% 0.95% 0.24% 0.30% $ 178,921 9%
Year ended
May 31, 2024
45.36 0.32 19.45 — 19.77 (0.36) — — (0.36) 64.77 43.73 43.61 1.00 0.95 0.52 0.58 137,634 27
Year ended
May 31, 2023
54.03 0.60 (8.73) — (8.13) (0.54) — — (0.54) 45.36 (15.04) (14.94) 1.04 0.95 1.11 1.21 114,542 46
Year ended
May 31, 2022
65.80 0.18 (11.82) — (11.64) (0.13) — — (0.13) 54.03 (17.73) (17.75) 0.99 0.95 0.24 0.28 122,914 52
Year ended
May 31, 2021
28.58 0.06 37.24 — 37.30 (0.08) — — (0.08) 65.80 130.66 130.86 1.06 0.95 0.04 0.15 189,162 18
Year ended
May 31, 2020
35.41 0.26 (6.77) — (6.51) (0.32) — — (0.32) 28.58 (18.51) (18.50) 1.06 0.95 0.58 0.69 105,036 73
Ultra MSCI Brazil Capped
Six Months ended
November 30, 2024
(Unaudited)
23.09 0.57 (6.23) — (5.66) (0.67) — — (0.67) 16.76 (25.18) (25.10) 4.59 0.95 1.61 5.25 1,702 —
Year ended
May 31, 2024
22.55 0.74 0.35 — 1.09 (0.55) — — (0.55) 23.09 4.31 4.02 2.85 0.95 0.71 2.60 3,268 —
Year ended
May 31, 2023
32.73 0.13 (10.31) — (10.18) — — — — 22.55 (31.12) (31.43) 2.65 0.95 (1.15) 0.55 4,544 —
Year ended
May 31, 2022
37.27 (0.27) (4.27) — (4.54) — — — — 32.73 (12.21) (11.88) 2.22 0.95 (2.17) (0.90) 9,543 —
Year ended
May 31, 2021
20.23 (0.27) 17.31 — 17.04 — — — — 37.27 84.28 85.11 2.00 0.95 (2.00) (0.95) 7,140 —
Year ended
May 31, 2020
70.62 0.06 (50.07) — (50.01) (0.38) — — (0.38) 20.23 (71.21) (71.30) 2.10 0.96 (1.03) 0.10 4,886 —

286 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra MSCI EAFE
Six Months ended
November 30, 2024
(Unaudited)
$ 47.73 $ 0.51 $ (3.40) $ — $ (2.89) $ (0.48) $ — $ — $ (0.48) $ 44.36 (6.10) % (6.45) % 1.92% 0.95% 1.23% 2.20% $ 8,651 — %
Year ended
May 31, 2024
38.36 0.81 9.46 — 10.27 (0.90) — — (0.90) 47.73 27.13 27.27 1.83 0.95 1.09 1.96 10,739 —
Year ended
May 31, 2023
40.28 0.48 (2.31) — (1.83) (0.09) — — (0.09) 38.36 (4.54) (4.37) 1.81 0.95 0.48 1.33 10,550 —
Year ended
May 31, 2022
52.83 (0.45) (12.10) — (12.55) — — — — 40.28 (23.76) (23.48) 1.68 0.95 (1.64) (0.91) 9,064 —
Year ended
May 31, 2021
28.74 (0.39) 24.48 — 24.09 — — — — 52.83 83.86 82.35 1.56 0.95 (1.56) (0.95) 13,208 —
Year ended
May 31, 2020
34.62 0.01 (5.77) — (5.76) (0.12) — — (0.12) 28.74 (16.71) (16.08) 2.22 0.95 (1.23) 0.04 3,592 —
Ultra MSCI Emerging Markets
Six Months ended
November 30, 2024
(Unaudited)
52.32 0.98 0.92 (i) — 1.90 (0.93) — — (0.93) 53.29 3.53 3.42 1.46 0.95 2.99 3.50 17,587 —
Year ended
May 31, 2024
47.07 1.40 5.15 — 6.55 (1.30) — — (1.30) 52.32 14.13 14.08 1.48 0.95 2.30 2.83 15,697 —
Year ended
May 31, 2023
62.90 0.62 (16.35) — (15.73) (0.10) — — (0.10) 47.07 (25.01) (24.99) 1.36 0.96 0.81 1.21 16,474 —
Year ended
May 31, 2022
105.83 (0.80) (42.13) — (42.93) — — — — 62.90 (40.57) (40.56) 1.09 0.95 (1.05) (0.90) 26,731 —
Year ended
May 31, 2021
51.04 (0.87) 55.66 — 54.79 — — — — 105.83 107.34 107.36 1.09 0.95 (1.08) (0.95) 92,605 —
Year ended
May 31, 2020
65.46 0.22 (13.61) — (13.39) (1.03) — — (1.03) 51.04 (20.88) (20.89) 1.39 0.95 (0.10) 0.34 12,761 —

287 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra MSCI Japan
Six Months ended
November 30, 2024
(Unaudited)
$ 40.31 $ 0.34 $ (1.16) $ — $ (0.82) $ (0.39) $ — $ — $ (0.39) $ 39.10 (2.05) % (2.22) % 2.40% 0.95% 0.24% 1.69% $ 7,428 — %
Year ended
May 31, 2024
32.11 0.62 8.04 — 8.66 (0.46) — — (0.46) 40.31 27.15 27.23 2.05 0.95 0.60 1.70 9,272 —
Year ended
May 31, 2023
32.91 0.21 (0.85) — (0.64) (0.16) — — (0.16) 32.11 (1.89) (2.29) 3.75 0.95 (2.08) 0.73 9,313 111
Year ended
May 31, 2022
47.18 (0.33) (13.94) — (14.27) — — — — 32.91 (30.24) (30.26) 2.25 0.96 (2.05) (0.76) 5,760 579
Year ended
May 31, 2021
31.35 (0.39) 16.22 — 15.83 — — — — 47.18 50.48 50.81 2.34 0.95 (2.34) (0.95) 5,897 —
Year ended
May 31, 2020
30.01 (0.09) 1.48 — 1.39 (0.04) — (0.01) (0.05) 31.35 4.61 4.49 2.33 0.95 (1.66) (0.28) 3,919 —
Ultra Nasdaq Biotechnology
Six Months ended
November 30, 2024
(Unaudited)
56.04 0.28 3.71 — 3.99 (0.42) — — (0.42) 59.61 7.10 6.87 1.18 0.95 0.66 0.88 77,493 6
Year ended
May 31, 2024
52.21 0.25 3.66 — 3.91 (0.08) — — (0.08) 56.04 7.49 7.51 1.14 0.95 0.28 0.47 88,267 32
Year ended
May 31, 2023
48.04 0.11 4.08 — 4.19 (0.02) — — (0.02) 52.21 8.71 8.53 1.15 0.95 — (j) 0.20 96,593 23
Year ended
May 31, 2022
84.53 (0.23) (36.26) — (36.49) — — — — 48.04 (43.17) (43.05) 1.08 0.95 (0.41) (0.28) 93,685 27
Year ended
May 31, 2021
70.76 (0.36) 14.13 — 13.77 — — — — 84.53 19.46 19.50 1.08 0.95 (0.58) (0.45) 287,388 27
Year ended
May 31, 2020
43.67 (0.09) 27.18 — 27.09 — — — — 70.76 62.03 61.87 1.10 0.95 (0.31) (0.17) 183,980 37

288 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Nasdaq Cloud Computing
Six Months ended
November 30, 2024
(Unaudited)
$ 21.77 $ 0.06 $ 16.26 $ — $ 16.32 $ (0.03) $ — $ — $ (0.03) $ 38.06 75.05% 75.47% 5.20% 0.95% (3.75) % 0.50% $ 2,474 29%
Year ended
May 31, 2024
15.73 — (h) 6.04 — 6.04 — — — — 21.77 38.39 38.46 4.91 0.95 (3.96) (0.01) 2,721 59
Year ended
May 31, 2023
18.30 0.03 (2.60) — (2.57) — — — — 15.73 (14.04) (14.04) 7.37 0.95 (6.20) 0.21 1,573 70
Year ended
May 31, 2022
39.18 (0.16) (20.72) — (20.88) — — — — 18.30 (53.30) (53.81) 3.49 0.95 (2.96) (0.43) 1,830 74
January 19, 2021*
through May 31,
2021
40.00 (0.09) (0.73) (i) — (0.82) — — — — 39.18 (2.04) (0.95) 3.85 0.95 (3.47) (0.57) 1,959 6
Ultra Nasdaq Cybersecurity
Six Months ended
November 30, 2024
(Unaudited)
36.63 0.57 11.47 — 12.04 (0.56) — — (0.56) 48.11 33.18 34.35 3.06 0.95 0.57 2.68 3,849 —
Year ended
May 31, 2024
28.45 0.73 7.80 — 8.53 (0.35) — — (0.35) 36.63 29.95 30.02 3.97 0.95 (0.99) 2.03 3,297 —
Year ended
May 31, 2023
31.11 0.10 (2.76) — (2.66) — — — — 28.45 (8.54) (8.99) 4.05 0.95 (2.71) 0.39 1,992 —
Year ended
May 31, 2022
37.53 (0.41) (5.77) — (6.18) — (0.24) — (0.24) 31.11 (16.75) (16.09) 2.07 0.95 (2.01) (0.89) 2,333 —
January 19, 2021*
through May 31,
2021
40.00 (0.13) (2.34) — (2.47) — — — — 37.53 (6.15) (6.40) 3.52 0.95 (3.52) (0.95) 2,815 —
*
Commencement of investment operations.

289 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra QQQ
Six Months ended
November 30, 2024
(Unaudited)
$ 89.01 $ 0.11 $ 19.28 $ — $ 19.39 $ (0.16) $ — $ — $ (0.16) $ 108.24 21.79% 21.61% 0.98% 0.95% 0.18% 0.21% $ 7,738,933 2%
Year ended
May 31, 2024
57.26 0.20 31.68 — 31.88 (0.13) — — (0.13) 89.01 55.71 55.74 0.97 0.95 0.25 0.27 6,315,591 24
Year ended
May 31, 2023
50.68 0.45 6.24 — 6.69 (0.11) — — (0.11) 57.26 13.34 13.47 0.98 0.95 0.97 1.01 4,586,772 27
Year ended
May 31, 2022
63.62 (0.22) (12.72) — (12.94) — — — — 50.68 (20.35) (20.44) 0.98 0.95 (0.33) (0.30) 3,679,324 54
Year ended
May 31, 2021(m)(w)
32.93 (0.17) 30.86 — 30.69 — — — — 63.62 93.20 93.78 0.97 0.95 (0.35) (0.33) 4,294,521 8
Year ended
May 31, 2020(m)(w)
20.83 — 12.13 — 12.13 (0.03) — — (0.03) 32.93 58.25 58.04 0.99 0.95 (0.04) 0.01 2,371,112 33
Ultra Real Estate
Six Months ended
November 30, 2024
(Unaudited)
55.67 0.69 20.59 — 21.28 (0.84) — — (0.84) 76.11 38.59 38.74 1.09 0.95 1.89 2.03 79,061 1
Year ended
May 31, 2024
52.72 1.11 2.72 — 3.83 (0.88) — — (0.88) 55.67 7.23 7.06 1.10 0.95 1.86 2.01 57,552 25
Year ended
May 31, 2023
82.93 1.29 (30.77) — (29.48) (0.73) — — (0.73) 52.72 (35.66) (35.59) 1.09 0.95 1.86 2.00 59,771 29
Year ended
May 31, 2022
84.64 0.63 (1.66) — (1.03) (0.68) — — (0.68) 82.93 (1.39) (1.59) 1.04 0.95 0.56 0.65 102,313 10
Year ended
May 31, 2021
51.66 0.56 32.86 — 33.42 (0.44) — — (0.44) 84.64 65.16 65.51 1.07 0.95 0.77 0.89 117,124 6
Year ended
May 31, 2020
75.11 1.16 (23.52) — (22.36) (1.09) — — (1.09) 51.66 (30.18) (30.15) 1.06 0.95 1.40 1.51 76,646 41

290 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Russell2000
Six Months ended
November 30, 2024
(Unaudited)
$ 38.33 $ 0.25 $ 12.10 $ — $ 12.35 $ (0.24) $ — $ — $ (0.24) $ 50.44 32.41% 32.67% 1.04% 0.95% 1.06% 1.16% $ 595,208 9%
Year ended
May 31, 2024
29.74 0.37 8.41 — 8.78 (0.19) — — (0.19) 38.33 29.56 30.05 1.09 0.95 0.91 1.06 205,065 40
Year ended
May 31, 2023
37.10 0.42 (7.65) — (7.23) (0.13) — — (0.13) 29.74 (19.51) (19.57) 1.15 0.95 1.05 1.25 120,439 58
Year ended
May 31, 2022
57.80 (0.03) (20.67) — (20.70) — — — — 37.10 (35.82) (35.93) 1.31 0.95 (0.42) (0.06) 181,770 47
Year ended
May 31, 2021(w)
23.09 (0.11) 34.83 — 34.72 (0.01) — — (0.01) 57.80 150.40 151.15 1.15 0.95 (0.44) (0.24) 742,689 20
Year ended
May 31, 2020(w)
30.32 0.16 (7.18) — (7.02) (0.21) — — (0.21) 23.09 (23.32) (23.49) 1.24 0.95 0.21 0.51 124,664 73
Ultra S&P500
®
Six Months ended
November 30, 2024
(Unaudited)
77.58 0.37 20.42 — 20.79 (0.37) — — (0.37) 98.00 26.86 26.80 0.88 0.87 0.85 0.86 5,889,946 2
Year ended
May 31, 2024
51.58 0.66 25.64 — 26.30 (0.30) — — (0.30) 77.58 51.06 51.04 0.89 0.89 1.03 1.04 5,108,941 4
Year ended
May 31, 2023
53.88 0.80 (2.92) — (2.12) (0.18) — — (0.18) 51.58 (3.89) (3.83) 0.91 0.91 1.67 1.67 3,512,357 13
Year ended
May 31, 2022(cc)
57.13 0.20 (3.32) — (3.12) (0.13) — — (0.13) 53.88 (5.49) (5.53) 0.89 0.89 0.31 0.32 3,424,199 19
Year ended
May 31, 2021(m)(cc)
30.42 0.16 26.63 — 26.79 (0.08) — — (0.08) 57.13 88.11 88.62 0.89 0.89 0.38 0.38 3,827,456 3
Year ended
May 31, 2020(m)(cc)
27.69 0.28 2.63 — 2.91 (0.18) — — (0.18) 30.42 10.56 10.46 0.91 0.91 0.88 0.88 2,165,829 46

291 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Semiconductors
Six Months ended
November 30, 2024
(Unaudited)(ll)
$ 58.76 $ — (h) $ 4.24 $ — $ 4.24 $ — $ — $ — $ — $ 63.00 7.21% 7.36% 0.95% 0.95% 0.02% 0.02% $ 1,167,337 61%
Year ended
May 31, 2024(ll)
18.42 (0.03) 40.39 — 40.36 (0.02) — — (0.02) 58.76 219.24 219.26 0.95 0.95 (0.09) (0.09) 1,002,455 104
Year ended
May 31, 2023(ll)
14.15 0.10 4.20 — 4.30 (0.03) — — (0.03) 18.42 30.55 30.34 1.03 0.95 0.82 0.90 254,142 54
Year ended
May 31, 2022(ll)
15.69 (0.01) (1.53) — (1.54) — — — — 14.15 (9.81) (9.79) 0.97 0.95 (0.09) (0.07) 247,580 83
Year ended
May 31, 2021(v)(ll)
6.93 — (h) 8.77 — 8.77 (0.01) — — (0.01) 15.69 126.56 127.69 1.01 0.95 (0.07) (0.01) 253,317 11
Year ended
May 31, 2020(v)(ll)
4.10 0.05 2.84 — 2.89 (0.06) — — (0.06) 6.93 70.79 69.70 1.11 0.95 0.63 0.80 77,624 58
Ultra SmallCap600
Six Months ended
November 30, 2024
(Unaudited)
24.54 0.17 6.57 — 6.74 (0.17) — — (0.17) 31.11 27.66 27.92 1.33 0.95 0.94 1.32 44,325 15
Year ended
May 31, 2024
19.08 0.28 5.44 — 5.72 (0.26) — — (0.26) 24.54 30.10 29.80 1.41 0.95 0.81 1.27 32,758 38
Year ended
May 31, 2023
24.86 0.24 (5.92) — (5.68) (0.10) — — (0.10) 19.08 (22.87) (22.82) 1.39 0.95 0.67 1.11 26,429 29
Year ended
May 31, 2022
31.80 0.02 (6.96) — (6.94) — — — — 24.86 (21.84) (21.78) 1.29 0.95 (0.26) 0.08 32,935 27
Year ended
May 31, 2021(x)
11.58 (0.02) 20.25 — 20.23 (0.01) — — (0.01) 31.80 174.63 173.87 1.35 0.95 (0.51) (0.11) 46,109 17
Year ended
May 31, 2020(x)
16.91 0.10 (5.36) — (5.26) (0.07) — — (0.07) 11.58 (31.26) (30.98) 1.59 0.95 (0.08) 0.56 14,478 53

292 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Technology
Six Months ended
November 30, 2024
(Unaudited)
$ 60.70 $ 0.09 $ 10.04 $ — $ 10.13 $ (0.10) $ — $ — $ (0.10) $ 70.73 16.71% 17.11% 0.95% 0.95% 0.28% 0.28% $ 748,719 41%
Year ended
May 31, 2024
40.36 — (h) 20.35 — 20.35 (0.01) — — (0.01) 60.70 50.42 49.69 0.95 0.95 0.01 0.01 662,541 17
Year ended
May 31, 2023
34.97 0.11 5.28 — 5.39 — — — — 40.36 15.43 15.61 0.97 0.95 0.36 0.38 575,192 56
Year ended
May 31, 2022(cc)
41.71 (0.22) (6.52) — (6.74) — — — — 34.97 (16.16) (16.21) 0.95 0.95 (0.43) (0.43) 539,380 41
Year ended
May 31, 2021(n)(cc)
20.68 (0.13) 21.16 — 21.03 — — — — 41.71 101.68 102.46 0.95 0.95 (0.40) (0.40) 763,229 7
Year ended
May 31, 2020(n)(cc)
12.73 0.03 7.96 — 7.99 (0.04) — — (0.04) 20.68 62.84 62.48 0.99 0.95 0.13 0.16 417,738 31
Ultra Utilities
Six Months ended
November 30, 2024
(Unaudited)
67.70 0.74 17.95 — 18.69 (0.54) — — (0.54) 85.85 27.81 28.05 1.56 0.95 1.40 2.01 23,609 12
Year ended
May 31, 2024
57.55 1.23 10.10 — 11.33 (1.18) — — (1.18) 67.70 20.18 20.12 1.94 0.95 1.27 2.26 15,910 4
Year ended
May 31, 2023
79.60 1.27 (22.04) — (20.77) (1.28) — — (1.28) 57.55 (26.25) (26.13) 1.68 0.95 1.12 1.85 9,496 25
Year ended
May 31, 2022
61.06 1.16 18.30 — 19.46 (0.92) — — (0.92) 79.60 32.18 31.65 1.36 0.95 1.29 1.70 23,880 20
Year ended
May 31, 2021
51.05 0.72 9.69 — 10.41 (0.40) — — (0.40) 61.06 20.47 20.81 1.91 0.95 0.37 1.32 13,737 3
Year ended
May 31, 2020
56.78 1.06 (5.98) — (4.92) (0.81) — — (0.81) 51.05 (8.74) (8.51) 1.41 0.95 1.21 1.67 15,315 13

293 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro Dow30
SM
Six Months ended
November 30, 2024
(Unaudited)
$ 76.82 $ 0.48 $ 35.79 $ — $ 36.27 $ (0.62) $ — $ — $ (0.62) $ 112.47 47.48% 47.52% 0.95% 0.95% 1.08% 1.08% $ 787,298 13%
Year ended
May 31, 2024
53.05 0.63 23.78 — 24.41 (0.64) — — (0.64) 76.82 46.22 46.34 0.95 0.95 0.96 0.96 722,062 87
Year ended
May 31, 2023
61.21 0.84 (8.37) — (7.53) (0.63) — — (0.63) 53.05 (12.26) (12.26) 0.95 0.95 1.52 1.52 607,448 42
Year ended
May 31, 2022
73.42 0.38 (12.38) — (12.00) (0.21) — — (0.21) 61.21 (16.40) (16.40) 0.95 0.95 0.51 0.51 691,723 36
Year ended
May 31, 2021(w)
30.92 0.23 42.39 — 42.62 (0.12) — — (0.12) 73.42 137.92 138.58 0.95 0.95 0.50 0.50 958,086 15
Year ended
May 31, 2020(w)
42.05 0.44 (11.26) (i) — (10.82) (0.31) — — (0.31) 30.92 (25.94) (25.95) 0.98 0.95 1.04 1.07 705,052 61
UltraPro MidCap400
Six Months ended
November 30, 2024
(Unaudited)
25.79 0.14 8.03 — 8.17 (0.09) — — (0.09) 33.87 31.81 32.70 1.37 0.95 0.59 1.02 46,408 48
Year ended
May 31, 2024
15.95 0.10 9.79 — 9.89 (0.05) — — (0.05) 25.79 62.01 62.40 1.50 0.95 (0.07) 0.48 33,007 48
Year ended
May 31, 2023
22.49 0.13 (6.59) — (6.46) (0.08) — — (0.08) 15.95 (28.73) (28.77) 1.52 0.95 0.15 0.72 23,527 78
Year ended
May 31, 2022
32.13 0.01 (9.62) — (9.61) (0.03) — — (0.03) 22.49 (29.95) (30.05) 1.32 0.95 (0.33) 0.03 29,799 96
Year ended
May 31, 2021(x)
9.86 (0.03) 22.30 — 22.27 — (h) — — — (h) 32.13 226.00 225.64 1.23 0.95 (0.42) (0.14) 61,859 19
Year ended
May 31, 2020(x)
17.42 0.10 (7.57) — (7.47) (0.09) — — (0.09) 9.86 (43.06) (43.03) 1.61 0.95 (0.08) 0.58 20,948 51

294 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro QQQ
Six Months ended
November 30,
2024 (Unaudited)
$ 62.48 $ 0.47 $ 17.44 $ — $ 17.91 $ (0.51) $ — $ — $ (0.51) $ 79.88 28.75% 28.66% 0.97% 0.82% 1.16% 1.31% $ 25,366,164 12%
Year ended
May 31, 2024
34.69 0.76 27.73 — 28.49 (0.70) — — (0.70) 62.48 82.84 82.67 0.97 0.84 1.49 1.63 21,486,427 32
Year ended
May 31, 2023
33.03 0.51 1.40 — 1.91 (0.25) — — (0.25) 34.69 6.27 6.38 0.98 0.88 1.96 2.06 15,391,729 168
Year ended
May 31, 2022(cc)
51.15 (0.14) (17.98) — (18.12) — (h) — — — (h) 33.03 (35.44) (35.57) 0.98 0.86 (0.35) (0.23) 13,697,179 127
Year ended
May 31, 2021(r)(cc)
20.71 (0.15) 30.59 — 30.44 — — — — 51.15 147.00 147.89 1.01 0.95 (0.46) (0.39) 12,061,878 10
Year ended
May 31, 2020(r)(cc)
12.55 — (h) 8.17 — 8.17 (0.01) — — (0.01) 20.71 65.11 64.87 0.98 0.95 (0.06) (0.03) 5,831,873 53
UltraPro Russell2000
Six Months ended
November 30,
2024 (Unaudited)
45.37 0.34 20.05 — 20.39 (0.32) — — (0.32) 65.44 45.27 45.49 1.12 0.95 1.18 1.35 546,440 46
Year ended
May 31, 2024
33.80 0.22 11.56 — 11.78 (0.21) — — (0.21) 45.37 34.95 35.25 1.12 0.95 0.36 0.54 489,975 526
Year ended
May 31, 2023
52.41 0.36 (18.82) — (18.46) (0.15) — — (0.15) 33.80 (35.25) (35.14) 1.11 0.95 0.69 0.85 204,461 85
Year ended
May 31, 2022
110.95 (0.07) (58.47) — (58.54) — — — — 52.41 (52.76) (52.92) 1.29 0.95 (0.42) (0.08) 259,439 60
Year ended
May 31, 2021
30.83 (0.18) 80.30 — 80.12 — (h) — — — (h) 110.95 259.95 261.40 1.26 0.95 (0.58) (0.27) 410,520 43
Year ended
May 31, 2020
60.84 0.21 (30.10) (i) — (29.89) (0.12) — — (0.12) 30.83 (49.27) (49.46) 1.99 0.95 (0.61) 0.43 184,956 68

295 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro S&P500
®
Six Months ended
November 30, 2024
(Unaudited)
$ 70.02 $ 0.46 $ 26.85 $ — $ 27.31 $ (0.44) $ — $ — $ (0.44) $ 96.89 39.15% 39.07% 0.90% 0.90% 1.11% 1.11% $ 4,505,604 4%
Year ended
May 31, 2024
39.85 0.45 30.16 — 30.61 (0.44) — — (0.44) 70.02 77.20 77.37 0.91 0.91 0.86 0.86 3,441,239 18
Year ended
May 31, 2023
46.40 0.66 (6.99) — (6.33) (0.22) — — (0.22) 39.85 (13.55) (13.53) 0.92 0.92 1.77 1.77 2,387,091 34
Year ended
May 31, 2022(cc)
53.12 0.11 (6.76) — (6.65) (0.07) — — (0.07) 46.40 (12.57) (12.58) 0.91 0.91 0.18 0.18 2,573,073 66
Year ended
May 31, 2021(cc)
21.53 0.04 31.58 — 31.62 (0.03) — — (0.03) 53.12 146.97 147.74 0.91 0.91 0.12 0.12 2,395,903 4
Year ended
May 31, 2020(cc)
22.37 0.20 (0.91) (i) — (0.71) (0.13) — — (0.13) 21.53 (3.23) (3.33) 0.93 0.93 0.76 0.76 1,373,394 69
UltraPro Short 20+ Year Treasury
Six Months ended
November 30, 2024
(Unaudited)
78.59 0.45 (11.40) — (10.95) (0.40) — — (0.40) 67.24 (13.92) (13.72) 1.13 0.95 1.15 1.33 28,482 —
Year ended
May 31, 2024
66.12 1.41 18.23 — 19.64 (5.19) (1.98) — (7.17) 78.59 33.10 33.65 0.98 0.95 1.85 1.87 38,793 —
Year ended
May 31, 2023
56.55 1.00 9.07 — 10.07 (0.50) — — (0.50) 66.12 17.83 17.61 0.95 0.95 1.51 1.51 257,438 —
Year ended
May 31, 2022
41.80 (0.30) 15.05 — 14.75 — — — — 56.55 35.27 34.06 0.95 0.95 (0.79) (0.79) 403,941 —
Year ended
May 31, 2021
29.62 (0.34) 12.52 — 12.18 — — — — 41.80 41.13 41.82 1.07 0.95 (1.06) (0.94) 89,601 —
Year ended
May 31, 2020(l)
78.88 0.71 (48.91) — (48.20) (0.97) — (0.09)# (1.06) 29.62 (61.79) (61.45) 1.15 0.95 1.11 1.31 23,505 —

296 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro Short Dow30
SM
Six Months ended
November 30, 2024
(Unaudited)(jj)
$ 69.21 $ 2.00 $ (25.23) $ — $ (23.23) $ (2.03) $ — $ — $ (2.03) $ 43.95 (34.33) % (34.41) % 0.96% 0.95% 6.96% 6.97% $ 265,775 — %
Year ended
May 31, 2024(jj)
109.38 4.10 (40.19) — (h) (36.09) (4.08) — — (4.08) 69.21 (33.49) (33.51) 0.95 0.95 4.90 4.90 287,966 —
Year ended
May 31, 2023(jj)
123.99 2.51 (15.84) — (13.33) (1.28) — — (1.28) 109.38 (10.80) (10.79) 0.95 0.95 2.23 2.23 705,315 —
Year ended
May 31, 2022(jj)
132.53 (1.05) (7.49) — (8.54) — — — — 123.99 (6.45) (6.47) 0.95 0.95 (0.87) (0.87) 351,588 —
Year ended
May 31, 2021(y)(jj)
429.69 (1.84) (295.32) — (297.16) — — — — 132.53 (69.16) (69.27) 0.96 0.95 (0.81) (0.79) 359,346 —
Year ended
May 31, 2020(y)(jj)
984.02 3.44 (546.25) — (542.81) (10.40) — (1.12)# (11.52) 429.69 (55.65) (55.55) 0.99 0.95 0.50 0.54 815,975 —
UltraPro Short MidCap400
Six Months ended
November 30, 2024
(Unaudited)
10.83 0.25 (3.64) — (3.39) (0.18) — — (0.18) 7.26 (31.78) (31.94) 3.25 0.95 2.78 5.08 3,039 —
Year ended
May 31, 2024
22.13 0.38 (11.23) — (10.85) (0.45) — — (0.45) 10.83 (49.63) (49.52) 2.51 0.95 0.90 2.46 3,667 —
Year ended
May 31, 2023
25.24 0.31 (3.29) — (2.98) (0.13) — — (0.13) 22.13 (11.83) (11.86) 1.67 0.95 0.61 1.32 8,821 —
Year ended
May 31, 2022
26.87 (0.22) (1.41) — (1.63) — — — — 25.24 (6.05) (6.07) 2.11 0.95 (2.04) (0.88) 7,539 —
Year ended
May 31, 2021(s)(y)
139.56 (0.63) (112.06) — (112.69) — — — — 26.87 (80.75) (80.78) 1.67 0.95 (1.66) (0.94) 4,002 —
Year ended
May 31, 2020(l)(s)(y)
315.61 (0.56) (173.22) — (173.78) (2.19) — (0.08)# (2.27) 139.56 (55.37) (55.36) 2.31 0.95 (1.61) (0.24) 14,686 —

297 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro Short QQQ
Six Months ended
November 30, 2024
(Unaudited)(kk)
$ 50.21 $ (0.64) $ (15.43) $ — $ (16.07) $ (1.55) $ — $ — $ (1.55) $ 32.59 (32.49) % (32.37) % 0.98% 0.95% 7.77% 7.80% $ 2,052,161 — %
Year ended
May 31, 2024(kk)
115.50 4.90 (65.01) 0.02 (60.09) (5.20) — — (5.20) 50.21 (53.60) (53.62) 0.98 0.95 6.48 6.51 2,765,099 —
Year ended
May 31, 2023(kk)
236.98 4.72 (124.40) — (119.68) (1.80) — — (1.80) 115.50 (50.83) (50.83) 0.99 0.95 2.31 2.35 4,718,175 —
Year ended
May 31, 2022(dd)
(kk)
277.55 (1.69) (38.88) (i) — (40.57) — — — — 236.98 (14.62) (14.53) 0.98 0.95 (0.88) (0.84) 2,824,811 —
Year ended
May 31, 2021(o)
(dd)(kk)
1,177.36 (3.44) (896.37) — (899.81) — — — — 277.55 (76.43) (76.52) 1.00 0.95 (0.86) (0.81) 1,758,961 —
Year ended
May 31, 2020(o)
(dd)(kk)
5,559.65 34.55 (4,341.59) — (4,307.04) (67.25) — (8.00)# (75.25) 1,177.36 (78.39) (78.35) 1.02 0.95 1.19 1.26 1,113,509 —
UltraPro Short Russell2000
Six Months ended
November 30, 2024
(Unaudited)
27.26 0.82 (12.22) — (11.40) (0.94) — — (0.94) 14.92 (43.16) (43.28) 1.08 0.95 7.13 7.26 66,487 —
Year ended
May 31, 2024
51.98 1.67 (24.80) — (23.13) (1.59) — — (1.59) 27.26 (45.13) (45.24) 1.04 0.95 4.42 4.51 120,151 —
Year ended
May 31, 2023
58.81 0.86 (7.33) (i) — (6.47) (0.36) — — (0.36) 51.98 (11.02) (10.97) 1.03 0.95 1.55 1.64 234,317 —
Year ended
May 31, 2022(dd)
48.28 (0.42) 10.95 — 10.53 — — — — 58.81 21.80 21.89 1.04 0.95 (0.94) (0.85) 150,418 —
Year ended
May 31, 2021(t)(dd)
324.70 (0.90) (275.52) — (276.42) — — — — 48.28 (85.13) (85.15) 1.08 0.95 (0.97) (0.84) 107,592 —
Year ended
May 31, 2020(t)(dd)
723.77 2.60 (393.61) — (391.01) (7.21) — (0.85)# (8.06) 324.70 (54.50) (54.49) 1.11 0.95 0.33 0.49 170,315 —

298 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro Short S&P500
®
Six Months ended
November 30, 2024
(Unaudited)
$ 32.28 $ 0.93 $ (10.85) $ — $ (9.92) $ (1.03) $ — $ — $ (1.03) $ 21.33 (31.33) % (31.33) % 0.91% 0.91% 7.06% 7.06% $ 457,366 — %
Year ended
May 31, 2024(gg)
64.49 3.03 (32.15) 0.01 (29.11) (3.10) — — (3.10) 32.28 (46.48) (46.47) 0.89 0.89 6.48 6.48 614,515 —
Year ended
May 31, 2023(gg)
81.35 1.98 (17.93) — (15.95) (0.91) — — (0.91) 64.49 (19.82) (19.80) 0.90 0.90 2.52 2.52 1,345,949 —
Year ended
May 31, 2022(gg)
97.96 (0.62) (15.99) — (16.61) — — — — 81.35 (16.96) (17.15) 0.90 0.90 (0.80) (0.80) 720,715 —
Year ended
May 31, 2021(t)(gg)
325.23 (1.28) (225.99) — (227.27) — — — — 97.96 (69.88) (69.98) 0.90 0.90 (0.73) (0.73) 476,012 —
Year ended
May 31, 2020(t)(gg)
855.31 3.77 (524.20) — (520.43) (8.60) — (1.05)# (9.65) 325.23 (61.39) (61.26) 0.93 0.93 0.71 0.71 1,323,669 —
UltraShort 7-10 Year Treasury
Six Months ended
November 30, 2024
(Unaudited)
24.38 0.39 (1.14) — (0.75) (0.46) — — (0.46) 23.17 (3.01) (3.20) 1.40 0.95 2.99 3.44 15,062 —
Year ended
May 31, 2024
21.55 0.77 2.92 — 3.69 (0.86) — — (0.86) 24.38 17.44 17.56 1.18 0.95 3.03 3.27 17,063 —
Year ended
May 31, 2023
19.49 0.24 1.95 — 2.19 (0.13) — — (0.13) 21.55 11.28 11.30 1.01 0.95 1.09 1.15 32,327 —
Year ended
May 31, 2022
16.73 (0.13) 2.89 — 2.76 — — — — 19.49 16.48 16.50 0.99 0.95 (0.82) (0.78) 122,760 —
Year ended
May 31, 2021
15.32 (0.15) 1.56 — 1.41 — — — — 16.73 9.20 9.13 1.10 0.95 (1.08) (0.92) 43,490 —
Year ended
May 31, 2020
19.99 0.21 (4.57) — (4.36) (0.29) — (0.02)# (0.31) 15.32 (22.11) (21.90) 1.06 0.95 1.03 1.15 29,871 —

299 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort 20+ Year Treasury
Six Months ended
November 30, 2024
(Unaudited)
$ 36.05 $ 0.83 $ (3.61) $ — $ (2.78) $ (0.89) $ — $ — $ (0.89) $ 32.38 (7.64) % (7.62) % 0.93% 0.93% 5.09% 5.09% $ 291,305 — %
Year ended
May 31, 2024
29.69 1.47 6.43 — 7.90 (1.54) — — (1.54) 36.05 27.43 27.67 0.91 0.91 4.26 4.26 362,568 —
Year ended
May 31, 2023
25.69 0.61 3.85 — 4.46 (0.46) — — (0.46) 29.69 17.45 17.56 0.90 0.90 2.10 2.10 531,733 —
Year ended
May 31, 2022
20.51 (0.15) 5.33 — 5.18 — — — — 25.69 25.29 24.21 0.89 0.89 (0.80) (0.80) 1,390,214 —
Year ended
May 31, 2021
16.07 (0.15) 4.59 — 4.44 — (h) — — (h) — (h) 20.51 27.64 27.87 0.90 0.90 (0.83) (0.83) 1,415,115 —
Year ended
May 31, 2020
29.69 0.37 (13.49) — (13.12) (0.45) — (0.05)# (0.50) 16.07 (44.80) (44.32) 0.92 0.92 1.58 1.58 434,698 —
UltraShort Consumer Discretionary
Six Months ended
November 30, 2024
(Unaudited)
15.87 0.38 (6.23) — (5.85) (0.35) — — (0.35) 9.67 (37.36) (37.49) 5.74 0.95 0.82 5.61 1,032 —
Year ended
May 31, 2024
22.17 0.66 (6.24) — (5.58) (0.72) — — (0.72) 15.87 (25.26) (25.12) 5.14 0.95 (0.33) 3.86 1,852 —
Year ended
May 31, 2023
26.58 0.29 (4.52) (i) — (4.23) (0.18) — — (0.18) 22.17 (16.03) (15.62) 2.45 0.95 (0.40) 1.10 2,698 —
Year ended
May 31, 2022(ff)
20.08 (0.17) 6.67 — 6.50 — — — — 26.58 32.36 31.85 5.83 0.95 (5.70) (0.81) 3,238 —
Year ended
May 31, 2021(p)(ff)
43.47 (0.25) (23.14) — (23.39) — — — — 20.08 (53.81) (53.74) 7.25 0.95 (7.24) (0.94) 940 —
Year ended
May 31, 2020(p)(ff)
66.77 0.28 (22.47) — (22.19) (1.09) — (0.02)# (1.11) 43.47 (33.62) (33.86) 6.72 0.95 (5.28) 0.49 1,764 —

300 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Consumer Staples
Six Months ended
November 30, 2024
(Unaudited)
$ 13.52 $ 0.32 $ (1.79) $ — $ (1.47) $ (0.38) $ — $ — $ (0.38) $ 11.67 (11.05) % (11.19) % 11.76% 0.95% (5.64) % 5.17% $ 590 — %
Year ended
May 31, 2024
15.36 0.70 (1.78) — (1.08) (0.76) — — (0.76) 13.52 (7.43) (7.23) 6.49 0.95 (0.97) 4.57 819 —
Year ended
May 31, 2023
13.97 0.23 1.28 (i) — 1.51 (0.12) — — (0.12) 15.36 10.79 10.11 3.61 0.95 (1.07) 1.60 1,776 —
Year ended
May 31, 2022
15.67 (0.12) (1.58) — (1.70) — — — — 13.97 (10.88) (10.29) 9.05 0.95 (8.96) (0.85) 2,312 —
Year ended
May 31, 2021(p)(z)
38.62 (0.21) (22.74) — (22.95) — — — — 15.67 (59.42) (59.33) 7.90 0.95 (7.89) (0.94) 1,028 —
Year ended
May 31, 2020(p)(z)
60.88 0.32 (21.98) — (21.66) (0.56) — (0.04)# (0.60) 38.62 (35.81) (36.03) 4.28 0.95 (2.68) 0.66 1,568 —
UltraShort Dow30
SM
Six Months ended
November 30, 2024
(Unaudited)
32.92 0.87 (8.39) — (7.52) (0.88) — — (0.88) 24.52 (23.32) (23.40) 1.06 0.95 5.86 5.97 60,317 —
Year ended
May 31, 2024
44.05 1.39 (11.20) — (h) (9.81) (1.32) — — (1.32) 32.92 (22.54) (22.57) 1.02 0.95 3.73 3.79 74,397 —
Year ended
May 31, 2023
46.19 0.72 (2.51) — (1.79) (0.35) — — (0.35) 44.05 (3.89) (3.85) 1.01 0.95 1.52 1.58 97,336 —
Year ended
May 31, 2022(dd)
47.13 (0.39) (0.55) — (0.94) — — — — 46.19 (2.01) (1.93) 1.00 0.95 (0.92) (0.86) 108,998 —
Year ended
May 31, 2021(dd)
100.13 (0.58) (52.42) — (53.00) — — — — 47.13 (52.93) (53.02) 1.00 0.95 (0.90) (0.84) 100,430 —
Year ended
May 31, 2020(dd)
153.73 1.02 (52.92) — (51.90) (1.50) — (0.20)# (1.70) 100.13 (33.99) (33.94) 1.01 0.95 0.75 0.81 210,350 —

301 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and
unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Energy
Six Months ended
November 30, 2024
(Unaudited)(jj)
$ 37.79 $ (0.73) $ (1.49) $ — $ (2.22) $ (1.44) $ — $ — $ (1.44) $ 34.13 (6.37) % (6.80) % 1.44% 0.95% 4.86% 5.35% $ 20,932 — %
Year ended
May 31, 2024(jj)
60.38 1.88 (22.75) — (20.87) (1.72) — — (1.72) 37.79 (35.03) (34.86) 1.26 0.95 3.98 4.29 19,872 —
Year ended
May 31, 2023(jj)
66.21 0.91 (6.10) (i) — (5.19) (0.64) — — (0.64) 60.38 (7.76) (7.84) 1.13 0.95 1.40 1.59 20,428 —
Year ended
May 31, 2022(dd)(jj)
261.99 (1.15) (194.63) — (195.78) — — — — 66.21 (74.73) (74.74) 1.31 0.95 (1.21) (0.85) 30,676 —
Year ended
May 31, 2021(dd)(jj)
893.51 (4.90) (626.62) — (631.52) — — — — 261.99 (70.68) (70.58) 1.32 0.95 (1.31) (0.94) 17,254 —
Year ended
May 31, 2020(dd)(jj)
921.47 1.43 (25.39) (i) — (23.96) (3.40) — (0.60)# (4.00) 893.51 (2.59) (3.03) 1.33 0.95 (0.23) 0.15 16,401 —
UltraShort Financials
Six Months ended
November 30, 2024
(Unaudited)(jj)
49.24 1.21 (16.96) — (15.75) (1.68) — — (1.68) 31.81 (33.06) (33.26) 1.55 0.95 5.05 5.65 10,116 —
Year ended
May 31, 2024(jj)
83.88 2.89 (34.97) — (32.08) (2.56) — — (2.56) 49.24 (38.87) (38.81) 1.30 0.95 4.25 4.60 14,743 —
Year ended
May 31, 2023(jj)
75.53 1.24 7.43 — 8.67 (0.32) — — (0.32) 83.88 11.48 11.44 1.32 0.95 1.18 1.56 27,736 —
Year ended
May 31, 2022 (aa) (jj)
79.64 (0.65) (3.46) — (4.11) — — — — 75.53 (5.18) (5.27) 1.50 0.95 (1.43) (0.89) 16,005 —
Year ended
May 31,
2021(s) (aa) (jj)
215.02 (1.38) (134.00) — (135.38) — — — — 79.64 (62.96) (62.84) 1.21 0.95 (1.20) (0.94) 12,909 —
Year ended
May 31,
2020(s) (aa) (jj)
303.57 0.91 (87.06) — (86.15) (2.24) — (0.16)# (2.40) 215.02 (28.50) (28.66) 1.20 0.95 0.11 0.36 42,263 —

302 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort FTSE China 50
Six Months ended
November 30, 2024
(Unaudited)
$ 29.83 $ 0.67 $ (10.60) $ — $ (9.93) $ (0.48) $ — $ — $ (0.48) $ 19.42 (33.62) % (33.41) % 1.65% 0.95% 4.53% 5.22% $ 11,496 — %
Year ended
May 31, 2024
38.87 0.78 (8.99) — (8.21) (0.83) — — (0.83) 29.83 (21.55) (21.87) 1.44 0.95 1.69 2.17 14,973 —
Year ended
May 31, 2023
37.47 0.45 1.13 — 1.58 (0.18) — — (0.18) 38.87 4.27 4.62 1.34 0.95 0.81 1.20 23,400 —
Year ended
May 31, 2022
30.07 (0.33) 7.73 — 7.40 — — — — 37.47 24.57 24.58 1.38 0.95 (1.31) (0.89) 24,429 —
Year ended
May 31, 2021
54.73 (0.34) (24.32) — (24.66) — — — — 30.07 (45.04) (45.15) 1.26 0.95 (1.24) (0.93) 16,599 —
Year ended
May 31, 2020
69.54 0.19 (14.48) — (14.29) (0.50) — (0.02)# (0.52) 54.73 (20.64) (20.38) 1.17 0.95 0.08 0.30 41,152 —
UltraShort FTSE Europe
Six Months ended
November 30, 2024
(Unaudited)(kk)
36.58 1.17 2.92 — 4.09 (1.20) — — (1.20) 39.47 11.52 11.41 1.33 0.95 5.90 6.28 21,015 —
Year ended
May 31, 2024(kk)
53.03 1.41 (16.36) — (14.95) (1.50) — — (1.50) 36.58 (28.71) (28.79) 1.10 0.95 2.81 2.96 21,306 —
Year ended
May 31, 2023(kk)
65.55 0.76 (12.88) — (12.12) (0.40) — — (0.40) 53.03 (18.53) (18.38) 1.02 0.95 1.07 1.14 74,111 —
Year ended
May 31, 2022(kk)
59.63 (0.50) 6.42 (i) — 5.92 — (h) — — (h) ## — (h) 65.55 9.93 9.91 1.50 0.95 (1.34) (0.79) 55,881 —
Year ended
May 31, 2021(kk)
141.14 (0.88) (80.63) — (81.51) — — — — 59.63 (57.75) (57.48) 1.48 0.95 (1.46) (0.93) 7,300 —
Year ended
May 31, 2020(kk)
172.14 0.28 (30.13) — (29.85) (1.10) — (0.05)# (1.15) 141.14 (17.37) (17.90) 1.37 0.95 (0.24) 0.17 22,924 —

303 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Health Care
Six Months ended
November 30, 2024
(Unaudited)
$ 11.00 $ 0.25 $ (0.46) $ — $ (0.21) $ (0.29) $ — $ — $ (0.29) $ 10.50 (1.78) % (0.88) % 8.52% 0.95% (2.72) % 4.86% $ 1,369 — %
Year ended
May 31, 2024
13.54 0.50 (2.59) — (2.09) (0.45) — — (0.45) 11.00 (15.68) (16.56) 5.99 0.95 (0.94) 4.10 774 —
Year ended
May 31, 2023
13.29 0.25 0.13 (i) — 0.38 (0.13) — — (0.13) 13.54 2.97 3.03 3.19 0.95 (0.38) 1.86 2,105 —
Year ended
May 31, 2022
15.75 (0.12) (2.34) — (2.46) — — — — 13.29 (15.65) (15.79) 5.11 0.95 (5.01) (0.85) 3,394 —
Year ended
May 31, 2021(z)
25.83 (0.20) (9.88) — (10.08) — — — — 15.75 (39.01) (38.97) 4.61 0.95 (4.60) (0.94) 1,267 —
Year ended
May 31, 2020(z)
49.12 0.27 (23.06) — (22.79) (0.46) — (0.04)# (0.50) 25.83 (46.77) (46.67) 4.01 0.95 (2.36) 0.70 2,078 —
UltraShort Industrials
Six Months ended
November 30, 2024
(Unaudited)
9.83 0.22 (2.60) — (2.38) (0.25) — — (0.25) 7.20 (24.71) (25.02) 6.99 0.95 (1.04) 4.99 1,190 —
Year ended
May 31, 2024
16.01 0.54 (6.13) — (5.59) (0.59) — — (0.59) 9.83 (35.53) (35.47) 3.78 0.95 1.52 4.35 1,230 —
Year ended
May 31, 2023
17.10 0.25 (1.27) — (1.02) (0.07) — — (0.07) 16.01 (5.97) (5.96) 3.32 0.95 (0.81) 1.57 3,844 —
Year ended
May 31, 2022
14.47 (0.13) 2.76 — 2.63 — — — — 17.10 18.18 18.34 4.39 0.95 (4.29) (0.85) 2,824 —
Year ended
May 31, 2021(s)(z)
38.93 (0.23) (24.23) — (24.46) — — — — 14.47 (62.83) (62.72) 5.16 0.95 (5.15) (0.94) 943 —
Year ended
May 31, 2020(s)(z)
59.34 0.09 (19.98) — (19.89) (0.52) — — (0.52) 38.93 (33.71) (34.02) 3.89 0.95 (2.76) 0.18 3,268 —

304 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Materials
Six Months ended
November 30, 2024
(Unaudited)(ii)
$ 14.50 $ 0.40 $ (1.12) $ — $ (0.72) $ (0.36) $ — $ — $ (0.36) $ 13.42 (5.09) % (3.93) % 8.13% 0.95% (1.58) % 5.60% $ 738 — %
Year ended
May 31, 2024(ii)
22.04 0.72 (7.48) — (6.76) (0.78) — — (0.78) 14.50 (31.13) (32.37) 5.14 0.95 (0.12) 4.07 1,161 —
Year ended
May 31, 2023(ii)
20.71 0.33 1.22 (i) — 1.55 (0.22) — — (0.22) 22.04 7.49 8.23 2.59 0.95 (0.25) 1.39 2,590 —
Year ended
May 31, 2022(ii)
25.42 (0.22) (4.49) — (4.71) — — — — 20.71 (18.55) (18.45) 4.04 0.95 (3.97) (0.88) 2,434 —
Year ended
May 31, 2021(z)(ii)
80.24 (0.43) (54.39) — (54.82) — — — — 25.42 (68.32) (68.30) 3.84 0.95 (3.84) (0.94) 1,718 —
Year ended
May 31, 2020(z)(ii)
131.43 0.16 (50.83) — (50.67) (0.52) — — (0.52) 80.24 (38.64) (38.75) 2.12 0.95 (1.03) 0.14 4,420 —
UltraShort MidCap400
Six Months ended
November 30, 2024
(Unaudited)
11.08 0.33 (2.57) — (2.24) (0.33) — — (0.33) 8.51 (20.79) (21.08) 6.95 0.95 0.29 6.29 966 —
Year ended
May 31, 2024
17.17 0.60 (6.12) — (5.52) (0.57) — — (0.57) 11.08 (32.68) (32.66) 4.42 0.95 0.89 4.36 1,534 —
Year ended
May 31, 2023
17.73 0.35 (0.74) — (0.39) (0.17) — — (0.17) 17.17 (2.20) (2.28) 3.47 0.95 (0.49) 2.02 2,807 —
Year ended
May 31, 2022
17.67 (0.15) 0.21 (i) — 0.06 — — — — 17.73 0.30 0.45 4.53 0.95 (4.44) (0.86) 2,898 —
Year ended
May 31, 2021(s)(z)
50.69 (0.30) (32.72) — (33.02) — — — — 17.67 (65.14) (65.04) 2.78 0.95 (2.77) (0.94) 2,007 —
Year ended
May 31, 2020(s)(z)
75.68 0.17 (24.45) — (24.28) (0.65) — (0.06)# (0.71) 50.69 (32.29) (32.63) 2.95 0.95 (1.74) 0.26 6,393 —

305 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort MSCI Brazil Capped
Six Months ended
November 30, 2024
(Unaudited)
$ 13.74 $ 0.37 $ 2.97 $ — $ 3.34 $ (0.31) $ — $ — $ (0.31) $ 16.77 24.93% 24.51% 1.87% 0.95% 4.51% 5.43% $ 8,949 — %
Year ended
May 31, 2024
17.80 0.41 (4.04) — (3.63) (0.43) — — (0.43) 13.74 (19.95) (19.94) 1.95 0.95 2.25 3.25 9,049 —
Year ended
May 31, 2023
20.49 0.30 (2.85) — (2.55) (0.14) — — (0.14) 17.80 (12.55) (12.58) 1.43 0.95 0.93 1.41 12,611 —
Year ended
May 31, 2022(ff)
27.11 (0.26) (6.36) — (6.62) — — — — 20.49 (24.45) (24.28) 1.60 0.95 (1.54) (0.89) 13,495 —
Year ended
May 31, 2021(z)(ff)
86.92 (0.44) (59.37) — (59.81) — — — — 27.11 (68.80) (68.92) 1.27 0.95 (1.26) (0.93) 12,435 —
Year ended
May 31, 2020(z)(ff)
109.20 0.72 (21.80) (i) — (21.08) (1.12) — (0.08)# (1.20) 86.92 (19.34) (19.03) 1.16 0.95 0.52 0.72 37,698 —
UltraShort MSCI EAFE
Six Months ended
November 30, 2024
(Unaudited)(ii)
14.73 0.39 0.42 — 0.81 (0.27) — — (0.27) 15.27 5.54 6.35 8.75 0.95 (2.56) 5.24 1,049 —
Year ended
May 31, 2024(ii)
20.66 0.62 (5.67) — (5.05) (0.88) — — (0.88) 14.73 (25.19) (24.98) 6.18 0.95 (1.94) 3.30 828 —
Year ended
May 31, 2023(ii)
23.64 0.49 (3.11) — (2.62) (0.36) — — (0.36) 20.66 (11.17) (11.34) 2.53 0.95 0.45 2.03 2,969 —
Year ended
May 31, 2022(ii)
20.53 (0.19) 3.30 — 3.11 — — — — 23.64 15.16 15.41 7.40 0.95 (7.31) (0.86) 1,624 —
Year ended
May 31, 2021(ii)
43.68 (0.28) (22.87) — (23.15) — — — — 20.53 (53.01) (52.98) 4.29 0.95 (4.28) (0.94) 1,410 —
Year ended
May 31, 2020(ii)
51.77 0.06 (7.83) — (7.77) (0.30) — (0.02)# (0.32) 43.68 (15.05) (15.10) 3.83 0.95 (2.76) 0.12 3,001 —

306 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort MSCI Emerging Markets
Six Months ended
November 30, 2024
(Unaudited)
$ 18.64 $ 0.42 $ (1.66) $ — $ (1.24) $ (0.39) $ — $ — $ (0.39) $ 17.01 (6.61) % (6.97) % 2.68% 0.95% 3.28% 5.01% $ 4,741 — %
Year ended
May 31, 2024
23.17 0.69 (4.49) — (3.80) (0.73) — — (0.73) 18.64 (16.71) (16.51) 2.19 0.95 2.08 3.32 5,383 —
Year ended
May 31, 2023
20.65 0.31 2.36 — 2.67 (0.15) — — (0.15) 23.17 12.93 12.86 1.55 0.95 0.71 1.32 9,009 —
Year ended
May 31, 2022
15.03 (0.15) 5.77 — 5.62 — — — — 20.65 37.43 37.63 2.13 0.95 (2.04) (0.87) 11,128 —
Year ended
May 31, 2021
37.97 (0.20) (22.74) — (22.94) — — — — 15.03 (60.42) (60.55) 1.71 0.95 (1.69) (0.93) 5,467 —
Year ended
May 31, 2020
46.57 0.15 (8.37) — (8.22) (0.36) — (0.02)# (0.38) 37.97 (17.70) (17.50) 1.31 0.95 (0.01) 0.35 16,662 —
UltraShort MSCI Japan
Six Months ended
November 30, 2024
(Unaudited)(jj)
42.66 0.85 (2.38) — (1.53) (0.71) — — (0.71) 40.42 (3.60) (4.16) 2.34 0.95 2.71 4.10 6,465 —
Year ended
May 31, 2024(jj)
59.74 1.60 (17.04) — (15.44) (1.64) — — (1.64) 42.66 (26.18) (26.05) 2.62 0.95 1.55 3.22 5,118 —
Year ended
May 31, 2023(jj)
67.31 1.03 (8.16) — (7.13) (0.44) — — (0.44) 59.74 (10.64) (10.39) 2.17 0.95 0.25 1.47 5,973 —
Year ended
May 31, 2022(jj)
54.87 (0.49) 12.93 — 12.44 — — — — 67.31 22.67 22.79 2.93 0.95 (2.86) (0.88) 6,309 —
Year ended
May 31, 2021(jj)
94.46 (0.66) (38.93) — (39.59) — — — — 54.87 (41.91) (41.84) 1.98 0.95 (1.97) (0.94) 4,800 —
Year ended
May 31, 2020(jj)
126.11 (0.23) (31.14) — (31.37) (0.28) — — (0.28) 94.46 (24.89) (24.92) 1.78 0.95 (1.03) (0.21) 11,215 —

307 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Nasdaq Biotechnology
Six Months ended
November 30, 2024
(Unaudited)
$ 17.85 $ 0.36 $ (2.02) $ — $ (1.66) $ (0.31) $ — $ — $ (0.31) $ 15.88 (9.29) % (10.03) % 3.25% 0.95% 2.34% 4.64% $ 3,511 — %
Year ended
May 31, 2024
20.82 0.56 (3.06) — (2.50) (0.47) — — (0.47) 17.85 (12.17) (11.87) 2.42 0.95 1.30 2.77 3,500 —
Year ended
May 31, 2023
28.45 0.11 (7.74) — (7.63) — — — — 20.82 (26.82) (26.82) 1.97 0.95 (0.51) 0.51 5,123 —
Year ended
May 31, 2022
21.67 (0.20) 6.98 — 6.78 — — — — 28.45 31.29 31.59 1.83 0.95 (1.79) (0.91) 8,424 —
Year ended
May 31, 2021(q)
33.82 (0.24) (11.91) — (12.15) — — — — 21.67 (35.93) (36.17) 1.55 0.95 (1.53) (0.93) 9,666 —
Year ended
May 31, 2020(q)
82.20 0.58 (47.98) — (47.40) (0.88) — (0.10)# (0.98) 33.82 (58.25) (58.11) 1.31 0.95 0.59 0.94 12,556 —
UltraShort QQQ
Six Months ended
November 30, 2024
(Unaudited)
43.84 1.07 (10.13) — (9.06) (1.31) — — (1.31) 33.47 (20.97) (20.99) 1.03 0.95 5.58 5.67 224,202 —
Year ended
May 31, 2024(gg)
75.32 3.42 (31.57) 0.03 (28.12) (3.36) — — (3.36) 43.84 (38.27) (38.25) 1.01 0.95 5.79 5.85 269,597 —
Year ended
May 31, 2023(gg)
112.09 1.84 (38.01) — (36.17) (0.60) — — (0.60) 75.32 (32.42) (32.46) 1.01 0.95 1.64 1.71 533,947 —
Year ended
May 31, 2022(gg)
117.36 (0.83) (4.44) (i) — (5.27) — — — — 112.09 (4.49) (4.48) 1.02 0.95 (0.93) (0.86) 365,330 —
Year ended
May 31, 2021(u)(gg)
291.60 (1.32) (172.92) — (174.24) — — — — 117.36 (59.75) (59.83) 1.03 0.95 (0.90) (0.82) 221,703 —
Year ended
May 31, 2020(u)(gg)
733.69 6.31 (437.55) — (431.24) (9.55) — (1.30)# (10.85) 291.60 (59.49) (59.44) 1.04 0.95 1.18 1.27 248,507 —

308 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Real Estate
Six Months ended
November 30, 2024
(Unaudited)(jj)
$ 63.47 $ 1.52 $ (19.13) $ — $ (17.61) $ (1.75) $ — $ — $ (1.75) $ 44.11 (28.18) % (28.06) % 1.18% 0.95% 5.67% 5.90% $ 23,728 — %
Year ended
May 31, 2024(jj)
75.60 2.80 (12.29) — (9.49) (2.64) — — (2.64) 63.47 (12.56) (12.92) 1.07 0.95 3.95 4.07 41,211 —
Year ended
May 31, 2023(jj)
60.46 1.34 14.44 — 15.78 (0.64) — — (0.64) 75.60 26.06 26.40 1.07 0.95 1.80 1.92 66,099 —
Year ended
May 31, 2022(jj)
69.32 (0.49) (8.37) (i) — (8.86) — — — — 60.46 (12.78) (12.77) 1.41 0.95 (1.31) (0.86) 27,920 —
Year ended
May 31, 2021(z)(jj)
139.03 (0.98) (68.73) — (69.71) — — — — 69.32 (50.14) (50.29) 1.20 0.95 (1.19) (0.94) 16,427 —
Year ended
May 31, 2020(z)(jj)
181.18 0.67 (40.50) — (39.83) (2.16) — (0.16)# (2.32) 139.03 (22.18) (22.10) 1.31 0.95 0.06 0.42 54,669 —
UltraShort Russell2000
Six Months ended
November 30, 2024
(Unaudited)(kk)
55.36 1.51 (17.30) — (15.79) (1.54) — — (1.54) 38.03 (29.22) (29.14) 1.14 0.95 5.97 6.16 47,644 —
Year ended
May 31, 2024(kk)
82.21 2.77 (26.82) — (24.05) (2.80) — — (2.80) 55.36 (29.68) (29.85) 1.08 0.95 3.98 4.11 71,565 —
Year ended
May 31, 2023(kk)
83.67 1.26 (2.22) (i) — (0.96) (0.50) — — (0.50) 82.21 (1.16) (1.15) 1.06 0.95 1.44 1.55 123,546 —
Year ended
May 31, 2022(kk)
69.41 (0.62) 14.88 — 14.26 — — — — 83.67 20.54 20.61 1.07 0.95 (0.98) (0.86) 115,702 —
Year ended
May 31, 2021(u)(kk)
232.03 (1.01) (161.61) — (162.62) — — — — 69.41 (70.09) (70.11) 1.09 0.95 (0.98) (0.85) 73,770 —
Year ended
May 31, 2020(u)(kk)
339.42 1.55 (105.54) — (103.99) (3.00) — (0.40)# (3.40) 232.03 (30.85) (30.72) 1.09 0.95 0.38 0.52 132,947 —

309 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort S&P500
®
Six Months ended
November 30, 2024
(Unaudited)
$ 24.96 $ 0.71 $ (5.83) $ — $ (5.12) $ (0.79) $ — $ — $ (0.79) $ 19.05 (20.94) % (20.85) % 0.91% 0.91% 6.45% 6.45% $ 393,401 — %
Year ended
May 31, 2024
38.95 1.81 (14.01) 0.01 (12.19) (1.80) — — (1.80) 24.96 (32.17) (32.20) 0.89 0.89 5.72 5.72 564,180 —
Year ended
May 31, 2023
43.25 0.91 (4.78) — (3.87) (0.43) — — (0.43) 38.95 (9.07) (9.08) 0.90 0.90 2.07 2.07 1,114,138 —
Year ended
May 31, 2022(dd)
47.49 (0.33) (3.91) — (4.24) — — — — 43.25 (8.93) (9.07) 0.90 0.90 (0.80) (0.80) 899,859 —
Year ended
May 31, 2021(dd)
102.86 (0.53) (54.84) — (55.37) — — — — 47.49 (53.83) (53.86) 0.90 0.90 (0.75) (0.75) 582,648 —
Year ended
May 31, 2020(dd)
176.27 1.13 (72.44) — (71.31) (1.80) — (0.30)# (2.10) 102.86 (40.80) (40.72) 0.91 0.91 0.83 0.83 1,480,039 —
UltraShort Semiconductors
Six Months ended
November 30, 2024
(Unaudited)(kk)
46.73 0.97 (17.63) — (16.66) (1.01) — — (1.01) 29.06 (35.95) (35.92) 1.98 0.95 4.63 5.66 8,547 —
Year ended
May 31, 2024(gg)
(kk)
225.20 5.02 (176.84) — (171.82) (6.65) — — (6.65) 46.73 (78.30) (78.27) 1.96 0.95 3.36 4.37 5,990 —
Year ended
May 31, 2023(gg)
(kk)
561.53 11.61 (343.29) — (331.68) (4.65) — — (4.65) 225.20 (59.46) (59.34) 1.74 0.95 1.52 2.31 7,201 —
Year ended
May 31, 2022(gg)
(kk)
916.36 (5.12) (349.71) — (354.83) — — — — 561.53 (38.73) (38.85) 2.95 0.95 (2.84) (0.84) 6,726 —
Year ended
May 31, 2021(q)(y)
(gg)(kk)
3,200.91 (15.46) (2,269.09) — (2,284.55) — — — — 916.36 (71.37) (71.48) 2.52 0.95 (2.51) (0.94) 2,734 —
Year ended
May 31, 2020(q)(y)
(gg)(kk)
13,005.10 29.36 (9,753.30) — (9,723.94) (75.25) — (5.00)# (80.25) 3,200.91 (75.16) (75.02) 1.85 0.95 (0.45) 0.45 7,554 —

310 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort SmallCap600
Six Months ended
November 30, 2024
(Unaudited)
$ 18.15 $ 0.36 $ (5.04) $ — $ (4.68) $ (0.37) $ — $ — $ (0.37) $ 13.10 (26.26) % (26.40) % 4.90% 0.95% 0.38% 4.34% $ 1,493 — %
Year ended
May 31, 2024
26.61 0.68 (8.45) — (7.77) (0.69) — — (0.69) 18.15 (29.55) (29.55) 3.41 0.95 0.69 3.15 2,249 —
Year ended
May 31, 2023
25.22 0.43 1.18 — 1.61 (0.22) — — (0.22) 26.61 6.40 5.96 2.53 0.95 0.09 1.67 3,831 —
Year ended
May 31, 2022
24.53 (0.21) 0.90 — 0.69 — — — — 25.22 2.81 2.77 3.20 0.95 (3.10) (0.86) 4,640 —
Year ended
May 31, 2021(s)(y)
92.30 (0.49) (67.28) — (67.77) — — — — 24.53 (73.42) (73.28) 2.41 0.95 (2.40) (0.94) 2,064 —
Year ended
May 31, 2020(s)(y)
123.90 (0.13) (30.72) — (30.85) (0.75) — — (0.75) 92.30 (24.97) (25.26) 2.65 0.95 (1.82) (0.11) 9,499 —
UltraShort Technology
Six Months ended
November 30, 2024
(Unaudited)
13.48 0.36 (3.24) — (2.88) (0.32) — — (0.32) 10.28 (21.55) (21.93) 2.80 0.95 4.37 6.22 3,629 —
Year ended
May 31, 2024(hh)
23.00 0.74 (9.39) — (8.65) (0.87) — — (0.87) 13.48 (38.61) (38.27) 2.62 0.95 2.54 4.21 3,950 —
Year ended
May 31, 2023(hh)
38.23 0.54 (15.49) — (14.95) (0.28) — — (0.28) 23.00 (39.35) (39.31) 1.62 0.95 0.76 1.43 5,244 —
Year ended
May 31, 2022(aa)
(hh )
44.46 (0.30) (5.93) (i) — (6.23) — — — — 38.23 (14.02) (14.14) 2.26 0.95 (2.17) (0.86) 7,763 —
Year ended
May 31, 2021(q)
(aa) (hh)
119.25 (0.58) (74.21) — (74.79) — — — — 44.46 (62.71) (62.60) 2.18 0.95 (2.17) (0.94) 4,866 —
Year ended
May 31, 2020(q)
(aa)(hh )
340.55 1.06 (219.70) — (218.64) (2.50) — (0.16)# (2.66) 119.25 (64.62) (64.72) 2.40 0.95 (0.95) 0.50 4,856 —

311 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Utilities
Six Months ended
November 30, 2024
(Unaudited)(ii)
$ 18.96 $ 0.35 $ (4.58) $ — $ (4.23) $ (0.33) $ — $ — $ (0.33) $ 14.40 (22.66) % (22.69) % 5.22% 0.95% (0.13) % 4.14% $ 2,259 — %
Year ended
May 31, 2024(ii)
25.17 0.67 (6.10) (i) — (5.43) (0.78) — — (0.78) 18.96 (22.27) (22.29) 5.61 0.95 (2.05) 2.60 1,552 —
Year ended
May 31, 2023(ii)
21.96 0.40 3.05 — 3.45 (0.24) — — (0.24) 25.17 15.73 15.68 3.37 0.95 (0.69) 1.72 1,179 —
Year ended
May 31, 2022(ii)
32.66 (0.24) (10.46) — (10.70) — — — — 21.96 (32.77) (32.52) 4.68 0.95 (4.60) (0.87) 2,402 —
Year ended
May 31, 2021(s)(ii)
46.08 (0.36) (13.06) — (13.42) — — — — 32.66 (29.11) (29.19) 4.17 0.95 (4.16) (0.95) 2,347 —
Year ended
May 31, 2020(s)(ii)
74.56 0.20 (28.22) — (28.02) (0.42) — (0.04)# (0.46) 46.08 (37.75) (37.77) 2.66 0.95 (1.39) 0.33 1,872 —

312 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
FINANCIAL HIGHLIGHTS
See accompanying notes to the financial statements.
ProShares Trust Notes to Financial Highlights:
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes transaction fees associated with the issuance and redemption of Creation Units.
(c) Not annualized for periods less than one year.
(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(f) Annualized for periods less than one year.
(g) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.
(h) Per share amount is less than $0.005.
( i ) The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(j) Less than 0.005%.
(k) Per share amounts have been restated on a retroactive basis to reflect a 1:10 reverse stock split effective April 21, 2020.
(l) Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective April 21, 2020.
(m) Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective August 18, 2020.
(n) Per share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective August 18, 2020.
(o) Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective August 18, 2020.
(p) Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective August 18, 2020.
(q) Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective August 18, 2020.
(r) Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 21, 2021.
(s) Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 21, 2021.
(t) Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective January 21, 2021.
(u) Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 21, 2021.
(v) Per share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective May 25, 2021.
(w) Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 25, 2021.
(x) Per share amounts have been restated on a retroactive basis to reflect a 5:1 stock split effective May 25, 2021.
(y) Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 25, 2021.
(z) Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective May 25, 2021.
(aa) Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 13, 2022.
(bb) Per share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective January 13, 2022.
(cc) Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 13, 2022.
(dd) Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective January 13, 2022.
( ee ) Per share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective May 27, 2022.
(ff) Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective May 27, 2022.
(gg) Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 10, 2024.
( hh ) Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective April 10, 2024.
(ii) Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective November 7, 2024.
( jj ) Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 7, 2024.
(kk) Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 7, 2024.
( ll ) Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective November 7, 2024.
# Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.
## Amount has been reclassified based on the tax character of distributions for the tax year ended October 31, 2022.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 313
PROSHARES TRUST
NOTES TO FINANCIAL STATEMENTS

314 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
1. Organization
ProShares Trust (the “Trust”) is registered as an open-end man-
agement investment company under the Investment Company
Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of
131 operational funds. These accompanying Notes to Financial
Statements relate to the portfolios of the Trust included in this report (collectively, the “Funds” and individually, a “Fund”).
Each Fund qualifies as an investment company as defined in
the Financial Accounting Standards Codification Topic 946
– Financial Services – Investment Companies. Each Fund is a
“non-diversified” series of the Trust pursuant to the 1940 Act.
Each Fund seeks daily investment results, before fees and ex-
penses, that correspond to a multiple or inverse multiple of the daily results of its underlying index.
2. Significant Accounting Policies
The net asset value per share (“NAV”) of each Fund is generally determined as of the close of the regular trading session of the exchange on which it is listed (is typically calculated as of 4:00
p.m. Eastern Time) on each business day.
The following is a summary of significant accounting policies followed by each Fund in preparation of its financial state-
ments. These policies are in conformity with U.S. generally
accepted accounting principles (“GAAP”). The preparation of
financial statements in accordance with GAAP requires man-
agement to make estimates and assumptions that affect the
reported amounts. The actual results could differ from those estimates.
Investment Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Pursuant to Rule 2a-5 (the “Rule”), the Trust’s Board of Trust-
ees (the “Board”) designated ProShare Advisors LLC (the “Ad-
visor”) the “Valuation Designee” as contemplated by the Rule.
The Valuation Designee is responsible for assessing and man-
aging valuation risks, administering the pricing and valuation guidelines approved by the Board, and overseeing pricing ser-
vices utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain pric-
es become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation
guidelines. Fair value pricing may require subjective determi-
nations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust can-
not ensure that fair values determined by the Advisor or per-
sons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.
Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level
3 in the fair value hierarchy.
The securities in the portfolio of a Fund that are listed or trad-
ed on a stock exchange or the Nasdaq Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations.
These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is princi-
pally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the securi-
ty will be valued in accordance with the pricing and valuation guidelines.
Exchange traded funds are generally valued at the closing
price, if available, or at the last sale price as described above, and are typically categorized as Level 1 in the fair value hier-
archy.
Securities regularly traded in the over-the-counter (“OTC”) mar-
kets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the Nasdaq
Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for
those instruments. Fixed-income securities are valued accord-
ing to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S Trea-
sury securities and at the bid or evaluated bid price for corpo-
rate bonds. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Exchange traded equity and bond futures contracts are gener-
ally valued at the official futures settlement price. These val-
uations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation pro-
cedures as previously described may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements)
are generally valued using independent sources and/or agree-
ment with counterparties or other procedures approved by the
Board and are typically categorized as Level 2 in the fair value hierarchy.
The Funds disclose the fair value of their investments in a hi-
erarchy that distinguishes between: (1) market participant as-
sumptions which are developed based on market data obtained
from sources independent of the Funds (observable inputs) and
(2) the Funds’ own assumptions about market participant as-
sumptions which are developed based on the best information

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 315
PROSHARES TRUST
available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1
— Quoted prices in active markets for identical assets.
Level 2
— Other significant observable inputs (including
quoted prices for similar securities, interest rates, prepay-
ment speeds, credit risk, etc.).
Level 3
— Significant unobservable inputs (including as-
sumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indi-
cate that a transaction is not orderly.
The following is a summary of the valuations as of November 30, 2024, for each Fund based upon the three levels defined above:
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
Total
A
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
Rights/
Warrants
A
U.S. Treasury
Obligations
A
Repurchase
Agreements
A
Swap
Agreements*
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts, Swap
Agreements,
and Forward
Currency
Contracts*
A
Short 7-10 Year Treasury $ — $ — $ (1,459) $ — $ 2,990,314 $ 11,503,236 $ 352,475 $ 14,493,550 $ 351,016
Short 20+ Year Treasury — — (21,288) — 49,892,664 31,891,962 (2,713,883) 81,784,626 (2,735,171)
Short Dow30
SM
...
— — (737,622) — 124,786,162 20,230,414 (23,051,941) 145,016,576 (23,789,563)
Short Financials
..
— — — — 9,989,956 8,190,952 (4,223,942) 18,180,908 (4,223,942)
Short FTSE China 50 — — — — 2,493,180 2,490,207 (842,761) 4,983,387 (842,761)
Short High Yield
..
— — — — 79,612,427 9,892,169 (16,141,288) 89,504,596 (16,141,288)
Short MidCap400
.
— — (62,344) — 2,965,563 2,344,017 (2,177,346) 5,309,580 (2,239,690)
Short MSCI EAFE
.
— — — — 14,954,600 24,557,912 (5,400,219) 39,512,512 (5,400,219)
Short MSCI Emerging
Markets
.....
— — — — 9,987,397 4,184,608 (676,782) 14,172,005 (676,782)
Short QQQ
.....
— — (2,619,497) — 567,465,085 30,318,300 (127,837,956) 597,783,385 (130,457,453)
Short Real Estate
..
— — — — 4,994,978 9,874,077 (4,258,507) 14,869,055 (4,258,507)
Short Russell2000
.
— — (1,281,625) — 124,662,119 34,157,148 (40,053,583) 158,819,267 (41,335,208)
Short S&P500
®
...
— — (3,066,974) — 942,665,573 96,507,369 (196,237,151) 1,039,172,942 (199,304,125)
Short SmallCap600 — — — — 3,951,812 2,748,933 (1,530,131) 6,700,745 (1,530,131)
Ultra 7-10 Year Treasury — — 2,335 — 4,994,978 19,199,996 25,386 24,194,974 27,721
Ultra 20+ Year Treasury — — 20,587 — 74,264,355 57,338,847 5,205,458 131,603,202 5,226,045
Ultra Communication
Services
.....
5,632,380 — — — — 886 1,333,125 5,633,266 1,333,125
Ultra Consumer
Discretionary
...
11,650,330 — — — 1,598,950 1,107,270 3,215,626 14,356,550 3,215,626
Ultra Consumer Staples 4,988,687 — — — 2,310,010 50,315 704,415 7,349,012 704,415
Ultra Dow30
SM
...
360,973,923 — 3,137,421 — 7,633,485 20,664,922 91,005,160 389,272,330 94,142,581
Ultra Energy
.....
73,726,359 — — — 14,967,637 9,207,166 5,110,210 97,901,162 5,110,210
Ultra Financials
...
540,537,073 — — — 233,537,446 108,066,874 61,907,240 882,141,393 61,907,240
Ultra FTSE China 50 — — — — 11,976,811 8,059,553 (5,294,630) 20,036,364 (5,294,630)
Ultra FTSE Europe
.
— — — — 1,294,197 2,044,076 197,226 3,338,273 197,226
Ultra Health Care
..
58,824,579 — — — 9,923,419 7,785,156 8,370,225 76,533,154 8,370,225
Ultra High Yield
...
— — — — 1,895,990 19,522,969 1,267,855 21,418,959 1,267,855
Ultra Industrials
...
16,955,548 — — — 991,362 1,086,199 7,136,180 19,033,109 7,136,180
Ultra Materials
...
31,124,607 — — — 3,995,982 3,377,205 7,185,506 38,497,794 7,185,506
Ultra MidCap400
..
129,644,024 103,781 1,297,858 — — 11,487,900 17,656,864 141,235,705 18,954,722
Ultra MSCI Brazil Capped — — — — 990,273 275,340 (384,300) 1,265,613 (384,300)
Ultra MSCI EAFE
..
— — — — 2,986,609 2,020,442 1,624,606 5,007,051 1,624,606
Ultra MSCI Emerging
Markets
.....
— — — — 9,996,300 7,857,194 (231,750) 17,853,494 (231,750)
Ultra MSCI Japan
.
3,223,162 — — — 498,067 1,835,723 726,444 5,556,952 726,444
Ultra Nasdaq
Biotechnology
..
54,884,560 456,345 — 1,761 9,996,300 14,740,696 (2,038,645) 80,079,662 (2,038,645)
Ultra Nasdaq Cloud
Computing
....
1,433,899 — — — 298,840 267,095 462,114 1,999,834 462,114
Ultra Nasdaq
Cybersecurity
..
— — — — 1,997,991 916,682 757,715 2,914,673 757,715
Ultra QQQ
......
5,690,155,121 — 22,956,398 — 758,233,699 138,835,886 1,122,866,601 6,587,224,706 1,145,822,999
Ultra Real Estate
..
49,522,401 — — — 7,773,656 7,168,844 13,231,409 64,464,901 13,231,409

316 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
For the period ended November 30, 2024, there were no Level 3 securities for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 securities for the  period.
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
Total
A
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
Rights/
Warrants
A
U.S. Treasury
Obligations
A
Repurchase
Agreements
A
Swap
Agreements*
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts, Swap
Agreements,
and Forward
Currency
Contracts*
A
Ultra Russell2000
..
$ 426,890,495 $ 5,363,601 $ 2,632,017 $ 2,617 $ 19,939,466 $ 82,406,029 $ 50,398,636 $ 534,602,208 $ 53,030,653
Ultra S&P500
®
...
3,810,236,588 — 36,705,401 — 1,019,199,629 223,200,417 760,139,906 5,052,636,634 796,845,307
Ultra Semiconductors 664,172,308 — — — 328,109,901 178,499,215 47,587,620 1,170,781,424 47,587,620
Ultra SmallCap600
.
29,290,414 313,450 — — 892,225 8,999,136 4,305,389 39,495,225 4,305,389
Ultra Technology
..
575,823,926 — — — 34,648,300 27,629,999 106,099,799 638,102,225 106,099,799
Ultra Utilities
....
14,093,106 — — — 3,092,306 2,329,696 3,339,672 19,515,108 3,339,672
UltraPro Dow30
SM
.
349,983,988 — 4,793,991 — 100,446,421 24,444,183 286,065,788 474,874,592 290,859,779
UltraPro MidCap400 25,741,000 22,601 374,095 — 7,990,822 2,501,514 8,673,654 36,255,937 9,047,749
UltraPro QQQ
....
9,053,635,428 — 104,381,055 — 9,057,587,564 430,313,461 6,544,544,635 18,541,536,453 6,648,925,690
UltraPro Russell2000 293,230,477 4,557,516 3,412,030 2,504 13,383,383 35,160,947 153,481,390 346,334,827 156,893,420
UltraPro S&P500
®
.
2,277,875,540 1,100 26,632,154 — 1,058,484,230 637,080 1,068,921,326 3,336,997,950 1,095,553,480
UltraPro Short 20+ Year
Treasury
.....
— — (8,515) — 6,480,327 19,597,167 2,350,885 26,077,494 2,342,370
UltraPro Short Dow30
SM
— — (1,075,970) — 373,318,773 55,545,331 (163,904,037) 428,864,104 (164,980,007)
UltraPro Short MidCap400 — — (31,172) — 3,239,330 1,337,757 (2,452,382) 4,577,087 (2,483,554)
UltraPro Short QQQ — — (7,278,100) — 3,782,188,196 235,740,780 (1,936,309,047) 4,017,928,976 (1,943,587,147)
UltraPro Short
Russell2000
...
— — (562,296) — 113,761,038 13,570,760 (90,164,806) 127,331,798 (90,727,102)
UltraPro Short S&P500
®
— — (1,553,232) — 747,415,086 29,462,608 (323,294,344) 776,877,694 (324,847,576)
UltraShort 7-10 Year
Treasury
.....
— — (1,945) — 9,987,397 5,639,827 (541,686) 15,627,224 (543,631)
UltraShort 20+ Year
Treasury
.....
— — (76,636) — 303,657,483 39,319,755 (51,772,426) 342,977,238 (51,849,062)
UltraShort Consumer
Discretionary
...
— — — — 992,342 857,759 (812,250) 1,850,101 (812,250)
UltraShort Consumer
Staples
......
— — — — 198,272 442,908 (177,199) 641,180 (177,199)
UltraShort Dow30
SM
— — (303,939) — 54,628,548 23,584,316 (20,061,466) 78,212,864 (20,365,405)
UltraShort Energy
.
— — — — 8,496,855 18,254,372 (5,787,796) 26,751,227 (5,787,796)
UltraShort Financials — — — — 7,778,424 7,236,243 (6,974,234) 15,014,667 (6,974,234)
UltraShort FTSE China 50 — — — — 12,936,787 4,270,268 (11,484,100) 17,207,055 (11,484,100)
UltraShort FTSE Europe — — — — 9,969,733 10,631,938 (267,060) 20,601,671 (267,060)
UltraShort Health Care — — — — 198,272 1,116,873 (150,252) 1,315,145 (150,252)
UltraShort Industrials — — — — 249,463 1,505,432 (578,425) 1,754,895 (578,425)
UltraShort Materials — — — — 499,498 788,559 (562,953) 1,288,057 (562,953)
UltraShort MidCap400 — — — — 396,545 966,993 (781,466) 1,363,538 (781,466)
UltraShort MSCI Brazil
Capped
.....
— — — — 4,951,364 2,033,396 (620,820) 6,984,760 (620,820)
UltraShort MSCI EAFE — — — — 743,739 274,915 (24,633) 1,018,654 (24,633)
UltraShort MSCI Emerging
Markets
.....
— — — — 2,947,792 1,843,387 (647,753) 4,791,179 (647,753)
UltraShort MSCI Japan — — — — 2,978,139 2,841,807 (256,924) 5,819,946 (256,924)
UltraShort Nasdaq
Biotechnology
..
— — — — 1,481,929 2,562,847 (512,253) 4,044,776 (512,253)
UltraShort QQQ
..
— — (755,937) — 248,825,242 56,695,285 (73,707,853) 305,520,527 (74,463,790)
UltraShort Real Estate — — — — 19,992,600 17,330,948 (13,549,535) 37,323,548 (13,549,535)
UltraShort Russell2000 — — (368,436) — 44,600,869 23,736,784 (37,569,743) 68,337,653 (37,938,179)
UltraShort S&P500
®
— — (1,110,656) — 547,201,837 60,406,969 (220,847,094) 607,608,806 (221,957,750)
UltraShort
Semiconductors
.
— — — — 5,166,298 4,557,515 (4,210,869) 9,723,813 (4,210,869)
UltraShort SmallCap600 — — — — 891,246 463,572 (694,488) 1,354,818 (694,488)
UltraShort Technology — — — — 3,720,765 1,636,260 (1,924,855) 5,357,025 (1,924,855)
UltraShort Utilities
.
— — — — 987,953 1,511,828 (392,122) 2,499,781 (392,122)
*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 317
PROSHARES TRUST
Foreign Currency Translation
Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and com-
mitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include affecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in re-
purchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On November 30, 2024, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

318 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Fund Name
A
Bank of America
Securities, Inc.,
4.15%, dated
11/29/2024 due
12/02/2024
(a)
Bank of America
Securities, Inc.,
4.58%, dated
11/29/2024 due
12/02/2024
(b)
Barclays
Capital, Inc.,
4.40%, dated
11/29/2024 due
12/02/2024
(c)
Barclays
Capital, Inc.,
4.56%, dated
11/29/2024 due
12/02/2024
(d)
ING Financial
Markets LLC,
4.58%, dated
11/29/2024 due
12/02/2024
(e)
Total
Short 7-10 Year Treasury
...................
$ 2,834,941
$ 3,968,917 $ 566,988 $ 2,998,414 $ 1,133,976 $ 11,503,236
Short 20+ Year Treasury
....................
7,859,686
11,003,561 1,571,937 8,312,904 3,143,874 31,891,962
Short Dow30
SM
.........................
4,985,729
6,980,021 997,146 5,273,226 1,994,292 20,230,414
Short Financials
.........................
2,018,637
2,826,092 403,728 2,135,040 807,455 8,190,952
Short FTSE China 50
......................
613,705
859,186 122,741 649,093 245,482 2,490,207
Short High Yield
.........................
2,437,897
3,413,057 487,580 2,578,476 975,159 9,892,169
Short MidCap400
........................
577,677
808,747 115,535 610,987 231,071 2,344,017
Short MSCI EAFE
........................
6,052,229
8,473,121 1,210,446 6,401,224 2,420,892 24,557,912
Short MSCI Emerging Markets
...............
1,031,285
1,443,799 206,257 1,090,753 412,514 4,184,608
Short QQQ
............................
7,471,861
10,460,605 1,494,372 7,902,717 2,988,745 30,318,300
Short Real Estate
........................
2,433,439
3,406,814 486,688 2,573,760 973,376 9,874,077
Short Russell2000
.......................
8,417,935
11,785,108 1,683,587 8,903,344 3,367,174 34,157,148
Short S&P500
®
.........................
23,783,974
33,297,564 4,756,795 25,155,446 9,513,590 96,507,369
Short SmallCap600
.......................
677,467
948,453 135,494 716,532 270,987 2,748,933
Ultra 7-10 Year Treasury
....................
4,731,786
6,624,501 946,357 5,004,638 1,892,714 19,199,996
Ultra 20+ Year Treasury
....................
14,131,000
19,783,400 2,826,200 14,945,847 5,652,400 57,338,847
Ultra Communication Services
...............
218
306 44 231 87 886
Ultra Consumer Discretionary
................
272,884
382,037 54,577 288,619 109,153 1,107,270
Ultra Consumer Staples
....................
12,400
17,360 2,480 13,115 4,960 50,315
Ultra Dow30
SM
..........................
5,092,813
7,129,938 1,018,562 5,386,484 2,037,125 20,664,922
Ultra Energy
...........................
2,269,081
3,176,713 453,816 2,399,924 907,632 9,207,166
Ultra Financials
.........................
26,632,782
37,285,895 5,326,557 28,168,527 10,653,113 108,066,874
Ultra FTSE China 50
......................
1,986,254
2,780,756 397,251 2,100,790 794,502 8,059,553
Ultra FTSE Europe
.......................
503,757
705,260 100,751 532,805 201,503 2,044,076
Ultra Health Care
........................
1,918,630
2,686,082 383,727 2,029,265 767,452 7,785,156
Ultra High Yield
.........................
4,811,382
6,735,934 962,276 5,088,824 1,924,553 19,522,969
Ultra Industrials
.........................
267,692
374,767 53,538 283,126 107,076 1,086,199
Ultra Materials
..........................
832,303
1,165,224 166,461 880,296 332,921 3,377,205
Ultra MidCap400
........................
2,831,161
3,963,626 566,232 2,994,417 1,132,464 11,487,900
Ultra MSCI Brazil Capped
..................
67,857
95,000 13,571 71,769 27,143 275,340
Ultra MSCI EAFE
........................
497,932
697,106 99,586 526,645 199,173 2,020,442
Ultra MSCI Emerging Markets
................
1,936,384
2,710,937 387,277 2,048,043 774,553 7,857,194
Ultra MSCI Japan
........................
452,408
633,372 90,482 478,497 180,964 1,835,723
Ultra Nasdaq Biotechnology
.................
3,632,804
5,085,926 726,561 3,842,284 1,453,121 14,740,696
Ultra Nasdaq Cloud Computing
...............
65,825
92,155 13,164 69,621 26,330 267,095
Ultra Nasdaq Cybersecurity
.................
225,914
316,280 45,183 238,940 90,365 916,682
Ultra QQQ
.............................
34,215,720
47,902,008 6,843,144 36,188,726 13,686,288 138,835,886
Ultra Real Estate
........................
1,766,742
2,473,438 353,349 1,868,618 706,697 7,168,844
Ultra Russell2000
........................
20,308,738
28,432,233 4,061,748 21,479,815 8,123,495 82,406,029
Ultra S&P500
®
..........................
55,007,125
77,009,975 11,001,426 58,179,041 22,002,850 223,200,417
Ultra Semiconductors
.....................
43,990,638
61,586,893 8,798,127 46,527,302 17,596,255 178,499,215
Ultra SmallCap600
.......................
2,217,812
3,104,937 443,563 2,345,699 887,125 8,999,136
Ultra Technology
........................
6,809,337
9,533,072 1,361,867 7,201,988 2,723,735 27,629,999
Ultra Utilities
...........................
574,147
803,806 114,829 607,255 229,659 2,329,696
UltraPro Dow30
SM
........................
6,024,201
8,433,882 1,204,840 6,371,579 2,409,681 24,444,183
UltraPro MidCap400
......................
616,491
863,088 123,298 652,040 246,597 2,501,514
UltraPro QQQ
..........................
106,049,562
148,469,387 21,209,912 112,164,775 42,419,825 430,313,461
UltraPro Russell2000
......................
8,665,318
12,131,445 1,733,064 9,164,993 3,466,127 35,160,947
UltraPro S&P500
®
........................
157,007
219,810 31,400 166,060 62,803 637,080
UltraPro Short 20+ Year Treasury
..............
4,829,668
6,761,534 965,934 5,108,164 1,931,867 19,597,167
UltraPro Short Dow30
SM
....................
13,688,993
19,164,591 2,737,799 14,478,351 5,475,597 55,545,331
UltraPro Short MidCap400
..................
329,686
461,562 65,937 348,697 131,875 1,337,757
UltraPro Short QQQ
......................
58,097,663
81,336,729 11,619,533 61,447,790 23,239,065 235,740,780
UltraPro Short Russell2000
..................
3,344,477
4,682,266 668,895 3,537,332 1,337,790 13,570,760
UltraPro Short S&P500
®
....................
7,260,978
10,165,369 1,452,196 7,679,674 2,904,391 29,462,608
UltraShort 7-10 Year Treasury
................
1,389,920
1,945,888 277,984 1,470,068 555,967 5,639,827
UltraShort 20+ Year Treasury
................
9,690,245
13,566,342 1,938,049 10,249,021 3,876,098 39,319,755
UltraShort Consumer Discretionary
............
211,392
295,949 42,279 223,582 84,557 857,759
UltraShort Consumer Staples
................
109,154
152,815 21,831 115,447 43,661 442,908
UltraShort Dow30
SM
......................
5,812,289
8,137,205 1,162,458 6,147,448 2,324,916 23,584,316
UltraShort Energy
........................
4,498,739
6,298,236 899,747 4,758,154 1,799,496 18,254,372
UltraShort Financials
......................
1,783,352
2,496,693 356,670 1,886,187 713,341 7,236,243
UltraShort FTSE China 50
..................
1,052,396
1,473,354 210,479 1,113,081 420,958 4,270,268

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 319
PROSHARES TRUST
Equity Securities
Certain Funds may invest in or seek leveraged, inverse, or in-
verse leveraged exposure to equity securities, including shares of foreign or U.S. common stock, Real Estate Investment Trusts,
Depositary Receipts, and shares of other Investment Compa-
nies, including other exchange traded funds (“ETFs”).
Real Estate Investment Trusts (“REITs”)
REITs report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.
Debt Instruments
Certain Funds may invest in debt instruments, including U.S.
government securities; Foreign and U.S. investment grade cor-
porate debt securities. Additionally, certain Funds may invest in (lower rated) debt instruments (also known as “junk bonds”)
that are rated below “investment grade” by Moody’s, Standard and Poor’s and/or Fitch, Inc.
Securities Lending
Each Fund may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denomi-
nated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, Money Market Instruments or U.S. Government secu-
rities with a market value of at least 100% of the market value of the loaned securities. When a Fund lends its securities, it continues to receive payments equal to the dividends and inter-
est paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the Fund in connection with these loans may be reinvested in a variety of short-term investments. Any securities collateral received by the Fund in connection with these loans may not be sold or pledged by the Fund and, accord-
ingly, are not reflected in the Fund’s assets and liabilities. The
Funds may incur fees and expenses in connection with the re-
investment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The Funds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted on by the Fund if a material event affecting the
Fund’s investment in the securities on loan is to occur. Security loans are subject to termination by the Fund or the borrower at any time. Not all Funds may participate in securities lending at any given time. No securities loan shall be made on behalf
Fund Name
A
Bank of America
Securities, Inc.,
4.15%, dated
11/29/2024 due
12/02/2024
(a)
Bank of America
Securities, Inc.,
4.58%, dated
11/29/2024 due
12/02/2024
(b)
Barclays
Capital, Inc.,
4.40%, dated
11/29/2024 due
12/02/2024
(c)
Barclays
Capital, Inc.,
4.56%, dated
11/29/2024 due
12/02/2024
(d)
ING Financial
Markets LLC,
4.58%, dated
11/29/2024 due
12/02/2024
(e)
Total
UltraShort FTSE Europe
....................
$ 2,620,212
$ 3,668,296 $ 524,042 $ 2,771,303 $ 1,048,085 $ 10,631,938
UltraShort Health Care
....................
275,251
385,350 55,050 291,122 110,100 1,116,873
UltraShort Industrials
.....................
371,009
519,413 74,202 392,404 148,404 1,505,432
UltraShort Materials
......................
194,338
272,073 38,869 205,544 77,735 788,559
UltraShort MidCap400
.....................
238,313
333,638 47,663 252,055 95,324 966,993
UltraShort MSCI Brazil Capped
...............
501,125
701,574 100,225 530,022 200,450 2,033,396
UltraShort MSCI EAFE
.....................
67,752
94,854 13,550 71,658 27,101 274,915
UltraShort MSCI Emerging Markets
............
454,298
636,017 90,860 480,493 181,719 1,843,387
UltraShort MSCI Japan
....................
700,355
980,498 140,071 740,741 280,142 2,841,807
UltraShort Nasdaq Biotechnology
.............
631,607
884,249 126,321 668,027 252,643 2,562,847
UltraShort QQQ
.........................
13,972,396
19,561,354 2,794,479 14,778,097 5,588,959 56,695,285
UltraShort Real Estate
.....................
4,271,164
5,979,629 854,234 4,517,455 1,708,466 17,330,948
UltraShort Russell2000
....................
5,849,865
8,189,811 1,169,972 6,187,190 2,339,946 23,736,784
UltraShort S&P500
®
......................
14,887,130
20,841,983 2,977,426 15,745,578 5,954,852 60,406,969
UltraShort Semiconductors
.................
1,123,187
1,572,462 224,637 1,187,954 449,275 4,557,515
UltraShort SmallCap600
...................
114,246
159,944 22,849 120,835 45,698 463,572
UltraShort Technology
.....................
403,252
564,552 80,650 426,505 161,301 1,636,260
UltraShort Utilities
.......................
372,586
521,620 74,518 394,070 149,034 1,511,828
$ 589,919,605
$
825,887,444 $ 117,983,923 $ 623,936,563 $ 235,967,841 $ 2,393,695,376
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2024 as follows:
(a) U.S. Treasury Bonds, 0% to 4.75%, due 1/15/2027 to 11/15/2053; U.S. Treasury Notes, 3.5% to 4.5%, due 7/15/2026 to 1/31/2031, which had an aggregate value at the Trust level of $765,000,000.
(b) U.S. Treasury Bonds, 0% to 4.5%, due 2/15/2025 to 2/15/2038; U.S. Treasury Notes, 0.25% to 4.25%, due 1/15/2025 to 6/30/2031, which had an aggregate value at the Trust level of $1,071,000,029.
(c) U.S. Treasury Notes, 1.25% to 4%, due 6/30/2028 to 1/31/2031, which had an aggregate value at the Trust level of $153,000,020.
(d) U.S. Treasury Notes, 4.38%, due 11/30/2028, which had an aggregate value at the Trust level of $809,112,813.
(e) U.S. Treasury Bills, 0%, due 3/20/2025 to 11/28/2025; U.S. Treasury Bonds, 0.75% to 4.5%, due 1/15/2029 to 11/15/2054, which had an aggregate value at the Trust level of $306,000,081.

320 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
of a Fund if, as a result, the aggregate value of all securities loaned by the particular Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received).
Securities lending involves exposure to certain risks, including
“gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a Fund has agreed to pay a borrower), operational risk (i.e., the risk of losses re-
sulting from problems in the settlement and the accounting
process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in re-
covering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the pro-
ceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchas-
ing replacement securities. This event could trigger adverse tax consequences for a Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A Fund could lose money if its short-term reinvestment of the collateral declines in val-
ue over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
Accounting for Derivatives Instruments
In seeking to achieve the investment objectives of the Funds, the Advisor uses a passive or mathematical approach to in-
vesting. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or in-
verse multiple of the performance of its index or benchmark, as appropriate, based upon each Fund’s investment objective.
In connection with its management of certain series of the
Trust included in this report ( ProShares Ultra Communication
Services, ProShares Ultra Consumer Discretionary, ProShares
Ultra Consumer Staples, ProShares Ultra Financials, ProShares
Ultra Energy, ProShares Ultra Health Care, ProShares Ultra In-
dustrials, ProShares Ultra Materials, ProShares Ultra Nasdaq
Biotechnology, ProShares Ultra Nasdaq Cloud Computing,
ProShares Ultra Nasdaq Cybersecurity, ProShares Ultra Real
Estate, ProShares Ultra Technology, ProShares Ultra Utilities,
ProShares UltraPro Dow30
SM
, ProShares UltraPro MidCap400,
ProShares UltraPro QQQ, ProShares UltraPro Russell2000,
ProShares UltraPro S&P500
®
, ProShares UltraPro Short
Dow30
SM
, ProShares UltraPro Short MidCap400, ProShares
UltraPro Short QQQ, ProShares UltraPro Short Russell2000,
ProShares UltraPro Short S&P500
®
, ProShares UltraShort Con-
sumer Discretionary, ProShares UltraShort Consumer Staples,
ProShares UltraShort Dow30
SM
, ProShares UltraShort Energy,
ProShares UltraShort Financials, ProShares UltraShort Health
Care, ProShares UltraShort Industrials, ProShares UltraShort
Materials, ProShares UltraShort MidCap400, ProShares Ultra-
Short Nasdaq Biotechnology, ProShares UltraShort QQQ, Pro-
Shares UltraShort Real Estate, ProShares UltraShort S&P500
®
,
ProShares UltraShort SmallCap600, ProShares UltraShort
Technology and ProShares UltraShort Utilities (the "Commod-
ity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity
pools under the Commodity Exchange Act (the "CEA"). Accord-
ingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulato-
ry requirements under the CEA and the rules and regulations
of the Commodity Futures Trading Commission ("CFTC") and
the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure re-
quirements and reporting and record keeping requirements.
The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory re-
quirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity
Pools to additional regulation may have adverse impacts on the
Commodity Pools' operations and expenses.
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Cer-
tain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund trans-
acts derivative contracts in order to achieve the appropriate exposure to meet its investment objective,
with the exception
of the Funds listed below
, the volume of these open positions
relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.
For financial reporting purposes, the Trust can offset finan-
cial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement
of Assets and Liabilities. Funds holding forward currency
contracts and/or non-exchange traded swap agreements pres-
ent the gross amounts of these assets and liabilities on their
Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase and Reverse Re-
purchase Agreement transactions may be found on each Fund’s
Average quarterly exposure to
derivatives (notional amounts
in comparison to net assets)
Ultra Consumer Staples
.......
127%
Ultra Nasdaq Cloud Computing
..
126%
Ultra Utilities
................
125%
UltraPro Dow30
SM
............
241%

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 321
PROSHARES TRUST
Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of
collateralization may be found above, under the caption “Re-
purchase Agreements.”
Following is a description of the Funds’ use of derivative instru-
ments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk expo-
sures related to each instrument type.
Futures Contracts
Each Fund may purchase or sell futures contracts as a substi-
tute for a comparable market position in the underlying secu-
rities or to satisfy regulatory requirements. A physical-settle-
ment futures contract generally obligates the seller to deliver
(and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures con-
tract obligates the seller to deliver (and the purchaser to ac-
cept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.
The Funds generally engage in closing or offsetting transac-
tions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long posi-
tion (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a spe-
cific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures con-
tract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short po-
sition (futures contract sold) there will be a gain (loss) if the off-
setting buy transaction is carried out at a lower (higher) price, inclusive of commissions.
Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying security
or index. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. Each
Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.
Upon entering into a futures contract, each Fund will be re-
quired to deposit with the broker an amount of cash or cash
equivalents in the range of approximately 5% to 10% of the con-
tract amount for equity, index futures and in the range of ap-
proximately 1% to 3% of the contract amount for bond futures
(these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,”
is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation
margin,” to and from the broker will be made as the price of the security or index underlying the futures contract fluctuates, making the long and short positions in the futures contract
more or less valuable, a process known as “marking-to-market.”
Net income and net fees related to cash collateral deposited with the broker are reflected on the Consolidated Statements of Operations as “Interest” or “Futures Commission Merchant
fees”, respectively. At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.
The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of
the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Al-
though each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be giv-
en that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures con-
tract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be sus-
pended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liqui-
dation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund deter-
mines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by en-
tering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organiza-
tion, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.
Forward Currency Contracts
Each Fund may invest in forward currency contracts for in-
vestment or risk management purposes. A forward currency
contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the
date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders
(usually large commercial banks) and their customers.
At or before the maturity of a forward currency contract, a
Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractu-
al obligation to deliver the currency by buying an “offsetting”
contract obligating it to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offset-
ting transaction, it may later enter into a new forward currency contract to sell the currency.

322 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
If a Fund engages in offsetting transactions, the Fund will in-
cur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it en-
ters into an offsetting contract for the purchase of the curren-
cy, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.
Non-deliverable forward foreign currency exchange contracts
are settled with the counterparty in U.S. dollars without the de-
livery of foreign currency.
Swap Agreements
Each Fund may enter into swap agreements to gain exposure
to an underlying asset without actually purchasing such asset
(or shorting such asset), or to hedge a position, including in cir-
cumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are
two-party contracts entered into primarily by institutional in-
vestors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or real-
ized on a particular pre-determined investment or instrument.
The gross return to be exchanged or “swapped” between the
parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.
Most swap agreements entered into by a Fund calculate and
settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
When investing in swap agreements, the Funds may hold or
gain exposure to only a representative sample of the securities in an index, or to a component of the index.
On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional
amount of the swap agreement would have increased in value
had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising an index), plus any dividends or interest that would have been received on those assets. The
Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus
the amount, if any, by which the notional amount would have
decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus
dividends or interest on the assets less the interest paid by the
Fund on the notional amount. As a trading technique, the Advi-
sor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.
Some Funds may also enter into swap agreements that provide
the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the coun-
terparty pays interest to each Fund on the notional amount
outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in cer-
tain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to deter-
mine the value of the swap.
A Fund’s current obligations under most swap agreements (to-
tal return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund)
and any accrued but unpaid net amounts owed to a swap coun-
terparty will be covered by segregating or earmarking cash
and/or securities determined to be liquid, but typically no pay-
ments will be made until the settlement date.
A Fund will not enter into uncleared swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agree-
ment in the event of the default or bankruptcy of a swap agree-
ment counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but
such remedies may be subject to bankruptcy and insolvency
laws that could affect the Fund’s rights as a creditor.
In the normal course of business, a Fund enters into Interna-
tional Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and represen-
tations. Certain of the Fund’s ISDA agreements contain provi-
sions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the
Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time,
counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an
amount equal to the net liability positions, if any, under the rel-
evant ISDA agreement. Pursuant to the terms of its ISDA agree-
ments, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by gener-
ally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counter-
party owes the Fund, subject to certain minimum thresholds,
although the Funds may not always be successful. To the extent

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 323
PROSHARES TRUST
any such collateral is insufficient or there are delays in access-
ing the collateral, the Funds will be exposed to risks, including possible delays in recovering amounts as a result of bankrupt-
cy proceedings.
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some
cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional
amount and the price of the underlying investments, and the
inability of counterparties or clearing organizations to per-
form. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the per-
formance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of
an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a
Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The
Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ trans-
actions in swap agreements.
All of the outstanding swap agreements held by the Funds on
November 30, 2024 contractually terminate within 23 months
but may be terminated without penalty by either party daily.
Upon termination, the Fund is entitled to receive or pay the
“unrealized appreciation or depreciation” amount existing at the date of termination.
The Financial Accounting Standards Board, pursuant to Ac-
counting Standards Codification 815-10 (“ASC 815-10”), re-
quires companies (including the Trust) to disclose information intended to enable financial statement users to understand
how derivative instruments affect the Statements of Assets
and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 pro-
vides examples of risk exposure, including interest rate, for-
eign exchange, equity and credit.
As the Funds' investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or in-
verse multiple of the performance of its index, the derivatives utilized are aligned to the same primary risk.  The primary risk exposure for those Funds benchmarked to an equity index is
equity risk, for Funds benchmarked to a fixed-income index
the primary risk is interest rate risk.
The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.
Fair Value of Derivative Instruments as of November 30, 2024
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Variation margin on
futures contracts*;
Unrealized
appreciation on
non-exchange
traded swap
agreements
Variation margin on
futures contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements
Short 7-10 Year Treasury
Short 7-10 Year Treasury
$ 374,364
Short 7-10 Year Treasury $ 23,348
Short 20+ Year Treasury
Short 20+ Year Treasury
—
Short 20+ Year Treasury 2,735,171
Short Dow30SM
Short Dow30
SM
—
Short Dow30
SM
23,789,563
Short Financials
Short Financials
—
Short Financials 4,223,942
Short FTSE China 50
Short FTSE China 50
60,891
Short FTSE China 50 903,652
Short High Yield
Short High Yield
—
Short High Yield 16,141,288
Short MidCap400
Short MidCap400
—
Short MidCap400 2,239,690
Short MSCI EAFE
Short MSCI EAFE
—
Short MSCI EAFE 5,400,219
Short MSCI Emerging Markets
Short MSCI Emerging
Markets
—
Short MSCI Emerging
Markets 676,782
Short QQQ
Short QQQ
2,449,324
Short QQQ 132,906,777
Short Real Estate
Short Real Estate
—
Short Real Estate 4,258,507
Short Russell2000
Short Russell2000
—
Short Russell2000 41,335,208
Short S&P500®
Short S&P500
®
—
Short S&P500
®
199,304,125
Short SmallCap600
Short SmallCap600
—
Short SmallCap600 1,530,131
Ultra 7-10 Year Treasury
Ultra 7-10 Year Treasury
432,651
Ultra 7-10 Year Treasury 404,930
Ultra 20+ Year Treasury
Ultra 20+ Year Treasury
5,597,938
Ultra 20+ Year Treasury 371,893
Ultra Communication Services
Ultra Communication
Services
1,333,125
Ultra Communication
Services —

324 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Fair Value of Derivative Instruments as of November 30, 2024
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Variation margin on
futures contracts*;
Unrealized
appreciation on
non-exchange
traded swap
agreements
Variation margin on
futures contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements
Ultra Consumer Discretionary
Ultra Consumer
Discretionary
3,215,626
Ultra Consumer
Discretionary —
Ultra Consumer Staples
Ultra Consumer Staples
704,415
Ultra Consumer Staples —
Ultra Dow30SM
Ultra Dow30
SM
94,142,581
Ultra Dow30
SM
—
Ultra Energy
Ultra Energy
6,079,802
Ultra Energy 969,592
Ultra Financials
Ultra Financials
61,907,240
Ultra Financials —
Ultra FTSE China 50
Ultra FTSE China 50
336,037
Ultra FTSE China 50 5,630,667
Ultra FTSE Europe
Ultra FTSE Europe
291,909
Ultra FTSE Europe 94,683
Ultra Health Care
Ultra Health Care
8,370,225
Ultra Health Care —
Ultra High Yield
Ultra High Yield
1,267,855
Ultra High Yield —
Ultra Industrials
Ultra Industrials
7,136,180
Ultra Industrials —
Ultra Materials
Ultra Materials
7,185,506
Ultra Materials —
Ultra MidCap400
Ultra MidCap400
18,954,722
Ultra MidCap400 —
Ultra MSCI Brazil Capped
Ultra MSCI Brazil Capped
—
Ultra MSCI Brazil Capped 384,300
Ultra MSCI EAFE
Ultra MSCI EAFE
1,624,606
Ultra MSCI EAFE —
Ultra MSCI Emerging Markets
Ultra MSCI Emerging
Markets
166,139
Ultra MSCI Emerging
Markets 397,889
Ultra MSCI Japan
Ultra MSCI Japan
726,444
Ultra MSCI Japan —
Ultra Nasdaq Biotechnology
Ultra Nasdaq
Biotechnology
1,535,858
Ultra Nasdaq
Biotechnology 3,574,503
Ultra Nasdaq Cloud Computing
Ultra Nasdaq Cloud
Computing
462,114
Ultra Nasdaq Cloud
Computing —
Ultra Nasdaq Cybersecurity
Ultra Nasdaq
Cybersecurity
777,570
Ultra Nasdaq
Cybersecurity 19,855
Ultra QQQ
Ultra QQQ
1,145,822,999
Ultra QQQ —
Ultra Real Estate
Ultra Real Estate
13,231,409
Ultra Real Estate —
Ultra Russell2000
Ultra Russell2000
53,030,653
Ultra Russell2000 —
Ultra S&P500®
Ultra S&P500
®
796,845,307
Ultra S&P500
®
—
Ultra Semiconductors
Ultra Semiconductors
74,288,685
Ultra Semiconductors 26,701,065
Ultra SmallCap600
Ultra SmallCap600
4,305,389
Ultra SmallCap600 —
Ultra Technology
Ultra Technology
107,693,754
Ultra Technology 1,593,955
Ultra Utilities
Ultra Utilities
3,402,499
Ultra Utilities 62,827
UltraPro Dow30SM
UltraPro Dow30
SM
290,859,779
UltraPro Dow30
SM
—
UltraPro MidCap400
UltraPro MidCap400
9,047,749
UltraPro MidCap400 —
UltraPro QQQ
UltraPro QQQ
6,648,925,690
UltraPro QQQ —
UltraPro Russell2000
UltraPro Russell2000
156,893,420
UltraPro Russell2000 —
UltraPro S&P500®
UltraPro S&P500
®
1,095,553,480
UltraPro S&P500
®
—
UltraPro Short 20+ Year Treasury
UltraPro Short 20+ Year
Treasury
3,507,196
UltraPro Short 20+ Year
Treasury 1,164,826
UltraPro Short Dow30SM
UltraPro Short Dow30
SM
—
UltraPro Short Dow30
SM
164,980,007
UltraPro Short MidCap400
UltraPro Short
MidCap400
—
UltraPro Short
MidCap400 2,483,554
UltraPro Short QQQ
UltraPro Short QQQ
—
UltraPro Short QQQ 1,943,587,147
UltraPro Short Russell2000
UltraPro Short
Russell2000
—
UltraPro Short
Russell2000 90,727,102
UltraPro Short S&P500®
UltraPro Short S&P500
®
—
UltraPro Short S&P500
®
324,847,576
UltraShort 7-10 Year Treasury
UltraShort 7-10 Year
Treasury
—
UltraShort 7-10 Year
Treasury 543,631
UltraShort 20+ Year Treasury
UltraShort 20+ Year
Treasury
3,539,833
UltraShort 20+ Year
Treasury 55,388,895

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 325
PROSHARES TRUST
Fair Value of Derivative Instruments as of November 30, 2024
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Variation margin on
futures contracts*;
Unrealized
appreciation on
non-exchange
traded swap
agreements
Variation margin on
futures contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements
UltraShort Consumer Discretionary
UltraShort Consumer
Discretionary
—
UltraShort Consumer
Discretionary 812,250
UltraShort Consumer Staples
UltraShort Consumer
Staples
—
UltraShort Consumer
Staples 177,199
UltraShort Dow30SM
UltraShort Dow30
SM
—
UltraShort Dow30
SM
20,365,405
UltraShort Energy
UltraShort Energy
—
UltraShort Energy 5,787,796
UltraShort Financials
UltraShort Financials
—
UltraShort Financials 6,974,234
UltraShort FTSE China 50
UltraShort FTSE China 50
—
UltraShort FTSE China 50 11,484,100
UltraShort FTSE Europe
UltraShort FTSE Europe
315,600
UltraShort FTSE Europe 582,660
UltraShort Health Care
UltraShort Health Care
6,670
UltraShort Health Care 156,922
UltraShort Industrials
UltraShort Industrials
—
UltraShort Industrials 578,425
UltraShort Materials
UltraShort Materials
—
UltraShort Materials 562,953
UltraShort MidCap400
UltraShort MidCap400
—
UltraShort MidCap400 781,466
UltraShort MSCI Brazil Capped
UltraShort MSCI Brazil
Capped
928,662
UltraShort MSCI Brazil
Capped 1,549,482
UltraShort MSCI EAFE
UltraShort MSCI EAFE
7,416
UltraShort MSCI EAFE 32,049
UltraShort MSCI Emerging Markets
UltraShort MSCI
Emerging Markets
—
UltraShort MSCI
Emerging Markets 647,753
UltraShort MSCI Japan
UltraShort MSCI Japan
62,148
UltraShort MSCI Japan 319,072
UltraShort Nasdaq Biotechnology
UltraShort Nasdaq
Biotechnology
183,721
UltraShort Nasdaq
Biotechnology 695,974
UltraShort QQQ
UltraShort QQQ
185,406
UltraShort QQQ 74,649,196
UltraShort Real Estate
UltraShort Real Estate
—
UltraShort Real Estate 13,549,535
UltraShort Russell2000
UltraShort Russell2000
—
UltraShort Russell2000 37,938,179
UltraShort S&P500®
UltraShort S&P500
®
—
UltraShort S&P500
®
221,957,750
UltraShort Semiconductors
UltraShort
Semiconductors
217,633
UltraShort
Semiconductors 4,428,502
UltraShort SmallCap600
UltraShort SmallCap600
—
UltraShort SmallCap600 694,488
UltraShort Technology
UltraShort Technology
—
UltraShort Technology 1,924,855
UltraShort Utilities
UltraShort Utilities
55,543
UltraShort Utilities 447,665
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Portfolio Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.
The Effect of Derivative Instruments on the Statements of Operations for the Period Ended November 30, 2024
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change in net unrealized
appreciation (depreciation) on:
Futures contracts and Non-exchange
traded swap agreements
Short 7-10 Year Treasury
Short 7-10 Year Treasury $ (149,684) $ (224,311)
Short 20+ Year Treasury
Short 20+ Year Treasury 1,387,384 (5,965,017)
Short Dow30SM
Short Dow30
SM
(21,689,987) (1,192,967)
Short Financials
Short Financials (1,917,535) (880,362)
Short FTSE China 50
Short FTSE China 50 17,690 (1,096,313)

326 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
The Effect of Derivative Instruments on the Statements of Operations for the Period Ended November 30, 2024
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change in net unrealized
appreciation (depreciation) on:
Futures contracts and Non-exchange
traded swap agreements
Short High Yield
Short High Yield $ (1,039,317) $ (4,130,262)
Short MidCap400
Short MidCap400 (91,648) (803,502)
Short MSCI EAFE
Short MSCI EAFE (2,794,468) 1,841,344
Short MSCI Emerging Markets
Short MSCI Emerging Markets (959,227) 357,974
Short QQQ
Short QQQ (184,940,126) 105,252,609
Short Real Estate
Short Real Estate (2,559,198) (74,637)
Short Russell2000
Short Russell2000 (15,844,752) (10,151,875)
Short S&P500®
Short S&P500
®
(209,031,711) 71,357,796
Short SmallCap600
Short SmallCap600 (1,275,411) 180,190
Ultra 7-10 Year Treasury
Ultra 7-10 Year Treasury (905,386) 381,732
Ultra 20+ Year Treasury
Ultra 20+ Year Treasury (10,909,791) 14,621,388
Ultra Communication Services
Ultra Communication Services — 918,896
Ultra Consumer Discretionary
Ultra Consumer Discretionary 1,190,970 2,777,031
Ultra Consumer Staples
Ultra Consumer Staples — 703,862
Ultra Dow30SM
Ultra Dow30
SM
9,224,461 60,006,656
Ultra Energy
Ultra Energy — (721,533)
Ultra Financials
Ultra Financials 335,816,778 (123,647,184)
Ultra FTSE China 50
Ultra FTSE China 50 1,914,848 (2,231,537)
Ultra FTSE Europe
Ultra FTSE Europe 209,265 (884,877)
Ultra Health Care
Ultra Health Care — 515,812
Ultra High Yield
Ultra High Yield 1,044,903 (435,328)
Ultra Industrials
Ultra Industrials 1,319,256 2,925,191
Ultra Materials
Ultra Materials — 732,376
Ultra MidCap400
Ultra MidCap400 13,744,288 3,793,362
Ultra MSCI Brazil Capped
Ultra MSCI Brazil Capped (1,280,631) 703,882
Ultra MSCI EAFE
Ultra MSCI EAFE 358,325 (1,064,478)
Ultra MSCI Emerging Markets
Ultra MSCI Emerging Markets (512,136) 134,035
Ultra MSCI Japan
Ultra MSCI Japan (206,681) 48,815
Ultra Nasdaq Biotechnology
Ultra Nasdaq Biotechnology 4,569,920 (1,727,254)
Ultra Nasdaq Cloud Computing
Ultra Nasdaq Cloud Computing 138,900 752,944
Ultra Nasdaq Cybersecurity
Ultra Nasdaq Cybersecurity 263,733 814,193
Ultra QQQ
Ultra QQQ 358,483,614 369,033,814
Ultra Real Estate
Ultra Real Estate — 13,619,786
Ultra Russell2000
Ultra Russell2000 7,598,179 38,925,559
Ultra S&P500®
Ultra S&P500
®
583,981,939 172,968,729
Ultra Semiconductors
Ultra Semiconductors 266,739,118 (264,872,937)
Ultra SmallCap600
Ultra SmallCap600 1,330,586 3,814,897
Ultra Technology
Ultra Technology 72,025,563 (11,350,529)
Ultra Utilities
Ultra Utilities — 2,821,994
UltraPro Dow30SM
UltraPro Dow30
SM
4,951,066 203,827,318
UltraPro MidCap400
UltraPro MidCap400 876,182 7,650,093
UltraPro QQQ
UltraPro QQQ 3,015,196,092 2,065,829,810
UltraPro Russell2000
UltraPro Russell2000 9,034,679 94,843,859
UltraPro S&P500®
UltraPro S&P500
®
418,423,788 554,364,753
UltraPro Short 20+ Year Treasury
UltraPro Short 20+ Year Treasury 13,423,567 (19,812,604)
UltraPro Short Dow30SM
UltraPro Short Dow30
SM
(86,595,439) (36,535,227)
UltraPro Short MidCap400
UltraPro Short MidCap400 327,178 (1,600,255)
UltraPro Short QQQ
UltraPro Short QQQ (387,155,536) (650,459,589)
UltraPro Short Russell2000
UltraPro Short Russell2000 (577,775) (43,977,767)
UltraPro Short S&P500®
UltraPro Short S&P500
®
(104,550,125) (107,773,463)
UltraShort 7-10 Year Treasury
UltraShort 7-10 Year Treasury 2,390,579 (3,241,226)
UltraShort 20+ Year Treasury
UltraShort 20+ Year Treasury (3,067,922) (35,145,908)
UltraShort Consumer Discretionary
UltraShort Consumer Discretionary (763,278) (128,464)
UltraShort Consumer Staples
UltraShort Consumer Staples (294,204) 213,033

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 327
PROSHARES TRUST
Taxes and Distributions
Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.
As of November 30, 2024, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from un-
recognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually.
The amount of distributions from net investment income and net realized gains are determined in accordance with federal in-
come tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, constructive sales adjustments, and qualified late-year loss deferrals) do not require a reclassification. Under current law, each Fund is permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's accumulated earnings and profits. This practice, called tax “equalization,” reduces the amount of income and/or gains that the Funds are required to distribute as dividends to non-redeeming shareholders. While subject to management’s discretion, any available tax equalization is typically applied first to short-term capital gains, next to long-term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.
The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumulat-
ed earnings (deficit) will be determined at the end of the current tax year.
The tax character of distributions paid for the most recent tax years ended October 31, 2024 and October 31, 2023, were as follows:
The Effect of Derivative Instruments on the Statements of Operations for the Period Ended November 30, 2024
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Equity and Bond
index futures
contracts/Non-
exchange traded
swap agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change in net unrealized
appreciation (depreciation) on:
Futures contracts and Non-exchange
traded swap agreements
UltraShort Dow30SM
UltraShort Dow30
SM
$ (19,154,404) $ (1,027,556)
UltraShort Energy
UltraShort Energy (3,370,919) 3,184,733
UltraShort Financials
UltraShort Financials (7,008,396) 2,011,590
UltraShort FTSE China 50
UltraShort FTSE China 50 2,391,766 (7,150,088)
UltraShort FTSE Europe
UltraShort FTSE Europe (17,707,940) 19,110,868
UltraShort Health Care
UltraShort Health Care (310,100) 284,669
UltraShort Industrials
UltraShort Industrials (331,038) (53,012)
UltraShort Materials
UltraShort Materials — (84,586)
UltraShort MidCap400
UltraShort MidCap400 (80,172) (257,575)
UltraShort MSCI Brazil Capped
UltraShort MSCI Brazil Capped (1,211,842) 3,338,156
UltraShort MSCI EAFE
UltraShort MSCI EAFE (266,066) 308,006
UltraShort MSCI Emerging Markets
UltraShort MSCI Emerging Markets (950,122) 470,337
UltraShort MSCI Japan
UltraShort MSCI Japan (887,420) 742,141
UltraShort Nasdaq Biotechnology
UltraShort Nasdaq Biotechnology (45,677) (341,921)
UltraShort QQQ
UltraShort QQQ (36,965,386) (25,085,450)
UltraShort Real Estate
UltraShort Real Estate (5,855,133) (5,395,625)
UltraShort Russell2000
UltraShort Russell2000 (1,397,002) (17,670,912)
UltraShort S&P500®
UltraShort S&P500
®
(68,340,813) (55,942,439)
UltraShort Semiconductors
UltraShort Semiconductors (853,886) (1,126,569)
UltraShort SmallCap600
UltraShort SmallCap600 15,045 (604,803)
UltraShort Technology
UltraShort Technology (856,822) (314,742)
UltraShort Utilities
UltraShort Utilities (282,954) (64,129)

328 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Year Ended October 31, 2024
A
Year Ended October 31, 2023
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Short 7-10 Year Treasury
$ 1,019,609 $ — $ — $ 1,019,609 $ 1,039,749 $ — $ — $ 1,039,749
Short 20+ Year Treasury
4,582,503 — — 4,582,503 7,872,102 — — 7,872,102
Short Dow30
SM
......
8,811,195 — — 8,811,195 7,506,235 — — 7,506,235
Short Financials
.....
774,961 — — 774,961 950,907 — — 950,907
Short FTSE China 50
..
217,082 — — 217,082 176,848 — — 176,848
Short High Yield
.....
5,733,337 — — 5,733,337 6,766,102 — — 6,766,102
Short MidCap400
....
320,085 — — 320,085 381,158 — — 381,158
Short MSCI EAFE
....
1,408,095 — — 1,408,095 2,222,553 — — 2,222,553
Short MSCI Emerging
Markets
..........
787,935 — — 787,935 928,371 — — 928,371
Short QQQ
.........
40,074,539 — — 40,074,539 42,231,326 — — 42,231,326
Short Real Estate
....
1,181,345 — — 1,181,345 1,460,920 — — 1,460,920
Short Russell2000
....
11,188,992 — — 11,188,992 12,254,109 — — 12,254,109
Short S&P500
®
......
66,963,227 — — 66,963,227 71,870,948 — — 71,870,948
Short SmallCap600
...
332,352 — — 332,352 518,385 — — 518,385
Ultra 7-10 Year Treasury
822,858 — — 822,858 377,505 — — 377,505
Ultra 20+ Year Treasury
3,809,205 — — 3,809,205 1,523,630 — — 1,523,630
Ultra Communication
Services
..........
11,477 — — 11,477 19,602 — — 19,602
Ultra Consumer
Discretionary
......
29,742 — — 29,742 23,151 — — 23,151
Ultra Consumer Staples
121,386 — — 121,386 56,773 — — 56,773
Ultra Dow30
SM
.......
4,777,878 — — 4,777,878 1,336,451 — — 1,336,451
Ultra Energy
........
2,774,268 — — 2,774,268 900,344 — — 900,344
Ultra Financials
......
4,029,867 — — 4,029,867 5,820,968 — — 5,820,968
Ultra FTSE China 50
..
297,039 — — 297,039 171,574 — — 171,574
Ultra FTSE Europe
...
94,305 — — 94,305 46,807 — — 46,807
Ultra Health Care
....
829,941 — — 829,941 217,947 — — 217,947
Ultra High Yield
......
383,052 — — 383,052 277,967 — — 277,967
Ultra Industrials
......
69,082 — — 69,082 35,273 — — 35,273
Ultra Materials
......
336,877 — — 336,877 144,696 — — 144,696
Ultra MidCap400
.....
732,700 — — 732,700 1,294,229 — — 1,294,229
Ultra MSCI Brazil
Capped
..........
135,929 — — 135,929 27,171 — — 27,171
Ultra MSCI EAFE
.....
182,012 — — 182,012 145,179 — — 145,179
Ultra MSCI Emerging
Markets
..........
496,781 — — 496,781 251,221 — — 251,221
Ultra MSCI Japan
....
147,167 — — 147,167 66,417 — — 66,417
Ultra Nasdaq
Biotechnology
.....
732,858 — — 732,858 37,719 — — 37,719
Ultra Nasdaq Cloud
Computing
........
3,168 — — 3,168 — — — —
Ultra Nasdaq
Cybersecurity
.....
75,258 — — 75,258 4,219 — — 4,219
Ultra QQQ
..........
20,848,469 — — 20,848,469 7,280,372 — — 7,280,372
Ultra Real Estate
.....
1,423,795 — — 1,423,795 857,924 — — 857,924
Ultra Russell2000
....
2,467,875 — — 2,467,875 600,963 — — 600,963
Ultra S&P500
®
.......
41,242,771 — — 41,242,771 10,742,669 — — 10,742,669
Ultra Semiconductors
.
192,629 — — 192,629 367,233 — — 367,233
Ultra SmallCap600
...
441,127 — — 441,127 240,010 — — 240,010
Ultra Technology
.....
1,250,352 — — 1,250,352 — — — —
Ultra Utilities
........
242,749 — — 242,749 240,008 — — 240,008
UltraPro Dow30
SM
....
6,941,405 — — 6,941,405 7,979,156 — — 7,979,156
UltraPro MidCap400
..
172,906 — — 172,906 53,733 — — 53,733
UltraPro QQQ
.......
339,772,812 — — 339,772,812 253,211,099 — — 253,211,099
UltraPro Russell2000
..
3,447,879 — — 3,447,879 1,555,790 — — 1,555,790
UltraPro S&P500
®
....
33,225,740 — — 33,225,740 25,223,258 — — 25,223,258
UltraPro Short 20+ Year
Treasury
..........
3,862,137 — — 3,862,137 3,987,775 — — 3,987,775
UltraPro Short Dow30
SM
21,295,869 — — 21,295,869 17,677,561 — — 17,677,561
UltraPro Short
MidCap400
.......
111,095 — — 111,095 145,480 — — 145,480
UltraPro Short QQQ
..
220,663,185 — — 220,663,185 182,395,602 — — 182,395,602

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 329
PROSHARES TRUST
At October 31, 2024 (the Funds’ most recent tax year end), the components of accumulated earnings (deficit) on a tax basis were as follows:
Year Ended October 31, 2024
A
Year Ended October 31, 2023
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
UltraPro Short
Russell2000
.......
$ 7,290,849 $ — $ — $ 7,290,849 $ 4,200,299 $ — $ — $ 4,200,299
UltraPro Short S&P500
®
48,964,542 — — 48,964,542 45,727,411 — — 45,727,411
UltraShort 7-10 Year
Treasury
..........
677,660 — — 677,660 743,348 — — 743,348
UltraShort 20+ Year
Treasury
..........
18,175,481 — — 18,175,481 20,828,935 — — 20,828,935
UltraShort Consumer
Discretionary
......
75,265 — — 75,265 60,631 — — 60,631
UltraShort Consumer
Staples
..........
53,653 — — 53,653 44,126 — — 44,126
UltraShort Dow30
SM
..
3,568,888 — — 3,568,888 2,448,609 — — 2,448,609
UltraShort Energy
....
894,257 — — 894,257 668,831 — — 668,831
UltraShort Financials
..
905,932 — — 905,932 461,252 — — 461,252
UltraShort FTSE China
50
..............
455,677 — — 455,677 352,621 — — 352,621
UltraShort FTSE Europe
1,353,241 — — 1,353,241 1,465,286 — — 1,465,286
UltraShort Health Care
58,650 — — 58,650 48,006 — — 48,006
UltraShort Industrials
.
84,196 — — 84,196 74,456 — — 74,456
UltraShort Materials
..
64,397 — — 64,397 68,520 — — 68,520
UltraShort MidCap400
93,991 — — 93,991 73,940 — — 73,940
UltraShort MSCI Brazil
Capped
..........
347,235 — — 347,235 264,315 — — 264,315
UltraShort MSCI EAFE
41,483 — — 41,483 111,244 — — 111,244
UltraShort MSCI
Emerging Markets
..
229,858 — — 229,858 203,656 — — 203,656
UltraShort MSCI Japan
178,271 — — 178,271 122,723 — — 122,723
UltraShort Nasdaq
Biotechnology
.....
138,528 — — 138,528 31,495 — — 31,495
UltraShort QQQ
.....
20,269,578 — — 20,269,578 14,124,697 — — 14,124,697
UltraShort Real Estate
.
1,997,818 — — 1,997,818 1,619,874 — — 1,619,874
UltraShort Russell2000
3,320,271 — — 3,320,271 2,616,249 — — 2,616,249
UltraShort S&P500
®
..
39,916,309 — — 39,916,309 33,148,470 — — 33,148,470
UltraShort
Semiconductors
....
339,769 — — 339,769 261,977 — — 261,977
UltraShort SmallCap600
89,475 — — 89,475 88,835 — — 88,835
UltraShort Technology
.
202,241 — — 202,241 172,090 — — 172,090
UltraShort Utilities
....
41,937 — — 41,937 51,954 — — 51,954
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Short 7-10 Year Treasury
............
$ 931,759 $ — $ — $ 603,218
Short 20+ Year Treasury
............
360,590 — (501,502,665) 206,622
Short Dow30
SM
...................
1,013,330 — (544,608,345) (33,774,642)
Short Financials
..................
79,328 — (100,209,931) (2,863,705)
Short FTSE China 50
...............
33,807 — (10,974,017) (1,777,026)
Short High Yield
..................
518,129 — (74,250,954) (16,520,995)
Short MidCap400
.................
35,716 — (55,744,134) (1,802,210)
Short MSCI EAFE
.................
124,355 — (147,495,071) (8,308,926)
Short MSCI Emerging Markets
.......
72,881 — (193,959,517) (2,905,358)
Short QQQ
......................
4,737,966 — (1,071,297,975) (280,769,526)
Short Real Estate
.................
80,687 — (38,195,640) (3,799,975)
Short Russell2000
.................
1,037,673 — (763,867,326) (42,995,712)
Short S&P500
®
...................
7,333,789 — (4,306,900,091) (290,131,022)
Short SmallCap600
................
41,999 — (41,495,135) (1,915,976)
Ultra 7-10 Year Treasury
............
169,156 — (134,348,021) (1,168,107)
Ultra 20+ Year Treasury
.............
611,119 — (43,601,948) (9,334,987)
Ultra Communication Services
.......
3,307 — (811,085) 1,289,591

330 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Ultra Consumer Discretionary
........
$ — $ — $ (9,939,263) $ 2,159,399
Ultra Consumer Staples
............
17,221 — (2,588,588) (24,633)
Ultra Dow30
SM
....................
90,451 — (21,011,816) 58,888,945
Ultra Energy
.....................
104,017 — (18,747,192) (2,539,427)
Ultra Financials
...................
109,257 — (34,281,369) 376,885,023
Ultra FTSE China 50
...............
90,884 — (18,474,606) (3,321,552)
Ultra FTSE Europe
................
17,105 — (367,400) 547,222
Ultra Health Care
.................
65,187 — (29,966,031) 11,816,704
Ultra High Yield
...................
24,856 — (5,151,482) 1,565,867
Ultra Industrials
...................
— — (8,703,523) 7,413,840
Ultra Materials
...................
15,649 — (13,214,500) 7,812,505
Ultra MidCap400
..................
— — (140,602,064) 34,826,104
Ultra MSCI Brazil Capped
...........
17,793 — (13,760,618) (1,323,516)
Ultra MSCI EAFE
..................
28,857 — (7,688,736) 1,857,557
Ultra MSCI Emerging Markets
........
96,825 — (26,002,328) 124,549
Ultra MSCI Japan
.................
9,873 — (2,639,080) 922,593
Ultra Nasdaq Biotechnology
.........
329,515 — (155,520,688) (10,295,092)
Ultra Nasdaq Cloud Computing
.......
2,315 — (1,451,240) 272,622
Ultra Nasdaq Cybersecurity
..........
13,968 — (1,047,576) 584,615
Ultra QQQ
.......................
— — — 880,181,422
Ultra Real Estate
..................
114,867 — (36,025,213) 8,517,456
Ultra Russell2000
.................
1,104,694 — (141,489,180) 3,106,017
Ultra S&P500
®
....................
3,555,177 — — 291,982,343
Ultra Semiconductors
..............
— — (5,204,015) 464,860,209
Ultra SmallCap600
................
80,287 — (8,652,705) 2,488,042
Ultra Technology
..................
245,197 — — 146,722,910
Ultra Utilities
.....................
16,785 — (3,659,032) 3,633,221
UltraPro Dow30
SM
.................
305,111 — (54,104,154) 152,224,554
UltraPro MidCap400
...............
51,217 — — 4,414,797
UltraPro QQQ
....................
31,839,805 — — 4,987,945,280
UltraPro Russell2000
...............
1,724,746 — (146,549,591) 69,772,897
UltraPro S&P500
®
.................
4,205,775 — — 438,607,430
UltraPro Short 20+ Year Treasury
......
3,176,546 — — 20,819,070
UltraPro Short Dow30
SM
............
2,779,299 — (1,611,897,653) (189,504,391)
UltraPro Short MidCap400
..........
23,377 — (59,321,610) (1,364,441)
UltraPro Short QQQ
...............
24,599,720 — (8,995,919,223) (1,584,690,782)
UltraPro Short Russell2000
..........
805,413 — (595,547,994) (67,088,907)
UltraPro Short S&P500
®
............
4,777,651 — (4,815,552,398) (240,847,664)
UltraShort 7-10 Year Treasury
........
60,369 — (118,842,646) 2,024,280
UltraShort 20+ Year Treasury
.........
1,675,065 — (4,636,280,016) (42,408,318)
UltraShort Consumer Discretionary
....
9,917 — (18,976,364) (524,883)
UltraShort Consumer Staples
........
5,041 — (9,500,789) (131,583)
UltraShort Dow30
SM
...............
551,161 — (732,528,382) (29,140,964)
UltraShort Energy
.................
85,469 — (123,187,533) (3,645,875)
UltraShort Financials
...............
83,026 — (510,610,122) (4,768,126)
UltraShort FTSE China 50
...........
105,661 — (245,194,402) (11,814,652)
UltraShort FTSE Europe
............
124,609 — (277,643,045) (5,694,690)
UltraShort Health Care
.............
6,999 — (12,116,771) (111,232)
UltraShort Industrials
..............
8,427 — (22,127,647) (390,499)
UltraShort Materials
...............
8,142 — (85,887,697) (537,041)
UltraShort MidCap400
.............
9,730 — (55,277,035) (686,624)
UltraShort MSCI Brazil Capped
.......
67,210 — (93,006,296) (4,067,174)
UltraShort MSCI EAFE
.............
9,240 — (23,817,226) (494,151)
UltraShort MSCI Emerging Markets
....
34,594 — (165,762,273) (2,301,702)
UltraShort MSCI Japan
.............
36,922 — (28,653,442) (1,018,271)
UltraShort Nasdaq Biotechnology
.....
20,733 — (74,905,852) (503,598)
UltraShort QQQ
..................
1,788,709 — (1,883,375,810) (86,148,980)
UltraShort Real Estate
..............
206,243 — (240,653,357) (11,540,855)
UltraShort Russell2000
.............
403,303 — (750,330,889) (28,294,370)
UltraShort S&P500
®
...............
3,782,018 — (5,504,290,953) (174,559,085)
UltraShort Semiconductors
..........
54,260 — (62,665,238) (3,873,027)
UltraShort SmallCap600
............
11,014 — (31,952,659) (313,178)
UltraShort Technology
..............
30,296 — (33,768,381) (1,539,672)
UltraShort Utilities
.................
12,206 — (12,188,660) (193,614)

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 331
PROSHARES TRUST
Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to gain (loss) on in-kind redemptions, reclassification on sale of derivatives, designation of taxable distributions in excess, utilization of earnings and profits distributed to the shareholders on redemption of shares and nondeductible expenses, resulted in reclassifications as of October 31, 2024 (the Funds’ most recent tax year end), among the Funds’ components of net assets.
As of October 31, 2024 (the Funds’ most recent tax year end), the Funds had capital loss carry forwards (“CLCFs”) available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.
At October 31, 2024 (the Funds’ most recent tax year end), the following Funds had available CLCFs:
No Expiration Date
A
Short 20+ Year Treasury
........................................................................
$ 501,502,665
Short Dow30
SM
...............................................................................
544,608,345
Short Financials
..............................................................................
100,209,931
Short FTSE China 50
...........................................................................
10,974,017
Short High Yield
..............................................................................
74,250,954
Short MidCap400
.............................................................................
55,744,134
Short MSCI EAFE
.............................................................................
147,495,071
Short MSCI Emerging Markets
...................................................................
193,959,517
Short QQQ
..................................................................................
1,071,297,975
Short Real Estate
.............................................................................
38,195,640
Short Russell2000
.............................................................................
763,867,326
Short S&P500
®
...............................................................................
4,306,900,091
Short SmallCap600
............................................................................
41,495,135
Ultra 7-10 Year Treasury
........................................................................
134,348,021
Ultra 20+ Year Treasury
.........................................................................
43,601,948
Ultra Communication Services
...................................................................
811,085
Ultra Consumer Discretionary
....................................................................
9,939,263
Ultra Consumer Staples
........................................................................
2,588,588
Ultra Dow30
SM
................................................................................
21,011,816
Ultra Energy
.................................................................................
18,747,192
Ultra Financials
...............................................................................
34,281,369
Ultra FTSE China 50
...........................................................................
18,474,606
Ultra FTSE Europe
............................................................................
367,400
Ultra Health Care
.............................................................................
29,966,031
Ultra High Yield
...............................................................................
5,151,482
Ultra Industrials
...............................................................................
8,703,523
Ultra Materials
...............................................................................
13,214,500
Ultra MidCap400
..............................................................................
140,602,064
Ultra MSCI Brazil Capped
.......................................................................
13,760,618
Ultra MSCI EAFE
..............................................................................
7,688,736
Ultra MSCI Emerging Markets
....................................................................
26,002,328
Ultra MSCI Japan
.............................................................................
2,639,080
Ultra Nasdaq Biotechnology
.....................................................................
155,520,688
Ultra Nasdaq Cloud Computing
...................................................................
1,451,240
Ultra Nasdaq Cybersecurity
......................................................................
1,047,576
Ultra Real Estate
..............................................................................
36,025,213
Ultra Russell2000
.............................................................................
141,489,180
Ultra Semiconductors
..........................................................................
4,374,279
Ultra SmallCap600
............................................................................
8,652,705
Ultra Utilities
.................................................................................
3,659,032
UltraPro Dow30
SM
.............................................................................
54,104,154
UltraPro Russell2000
...........................................................................
146,549,591
UltraPro Short Dow30
SM
........................................................................
1,611,897,653
UltraPro Short MidCap400
......................................................................
59,321,610
UltraPro Short QQQ
...........................................................................
8,995,919,223
UltraPro Short Russell2000
......................................................................
595,547,994
UltraPro Short S&P500
®
........................................................................
4,815,552,398
UltraShort 7-10 Year Treasury
....................................................................
118,842,646
UltraShort 20+ Year Treasury
.....................................................................
4,636,280,016
UltraShort Consumer Discretionary
................................................................
18,976,364
UltraShort Consumer Staples
....................................................................
9,500,789
UltraShort Dow30
SM
...........................................................................
732,528,382
UltraShort Energy
.............................................................................
123,187,533
UltraShort Financials
...........................................................................
510,610,122

332 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
At October 31, 2024 (the Funds’ most recent tax year end), the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2024:
3. Investment Transactions, Income and Expense Allocations
Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.
No Expiration Date
A
UltraShort FTSE China 50
.......................................................................
$ 245,194,402
UltraShort FTSE Europe
........................................................................
277,643,045
UltraShort Health Care
.........................................................................
12,116,771
UltraShort Industrials
..........................................................................
22,127,647
UltraShort Materials
...........................................................................
85,887,697
UltraShort MidCap400
.........................................................................
55,277,035
UltraShort MSCI Brazil Capped
...................................................................
93,006,296
UltraShort MSCI EAFE
.........................................................................
23,817,226
UltraShort MSCI Emerging Markets
................................................................
165,762,273
UltraShort MSCI Japan
.........................................................................
28,653,442
UltraShort Nasdaq Biotechnology
.................................................................
74,905,852
UltraShort QQQ
..............................................................................
1,883,375,810
UltraShort Real Estate
..........................................................................
240,653,357
UltraShort Russell2000
.........................................................................
750,330,889
UltraShort S&P500
®
...........................................................................
5,504,290,953
UltraShort Semiconductors
......................................................................
62,665,238
UltraShort SmallCap600
........................................................................
31,952,659
UltraShort Technology
..........................................................................
33,768,381
UltraShort Utilities
.............................................................................
12,188,660
Fund
A
Capital Loss
Utilized
A
Ordinary Late Year
Loss Deferrals
A
Short 20+ Year Treasury $ 12,110,389 $ —
Short FTSE China 50 464,504 —
Ultra 7-10 Year Treasury 1,886 —
Ultra 20+ Year Treasury 55,599 —
Ultra Communication Services 232,253 —
Ultra Consumer Staples 12,269 —
Ultra Dow30
SM
4,399,186 —
Ultra Financials 4,807,728 —
Ultra FTSE China 50 1,522,543 —
Ultra FTSE Europe 252,642 —
Ultra Health Care 45,917 —
Ultra Industrials 21,472 —
Ultra Materials 211,781 —
Ultra MidCap400 5,148,259 —
Ultra MSCI Japan 45,726 —
Ultra Nasdaq Biotechnology 537,197 —
Ultra Nasdaq Cloud Computing 372,244 —
Ultra QQQ 1,186,355,918 —
Ultra Real Estate 139,314 —
Ultra Russell2000 5,802,640 —
Ultra S&P500
®
706,613,748 —
Ultra Semiconductors 35,337,008 829,736
Ultra SmallCap600 650,822 —
Ultra Technology 105,058,899 —
Ultra Utilities 32,088 —
UltraPro Dow30
SM
52,959,850 —
UltraPro MidCap400 4,633,065 —
UltraPro QQQ 6,254,218,058 —
UltraPro S&P500
®
1,064,459,657 —
UltraShort 7-10 Year Treasury 641,160 —
UltraShort FTSE China 50 3,883,832 —
UltraShort Nasdaq Biotechnology 17,187 —
UltraShort Utilities 69,837 —

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 333
PROSHARES TRUST
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Div-
idend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such in-
formation becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.
4. Advisory and Management Service Fees and Transactions with Affiliates
The Advisor serves as the investment adviser to each Fund pursuant to an Investment Advisory Agreement. For its investment advisory services, each Fund pays the Advisor a monthly fee, accrued daily at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust’s contractual obligations with the Funds’ service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate based on its average daily net assets.
The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.
For the period ended November 30, 2024, advisory and management services fees, waivers, reimbursements, and expense limita-
tions were as follows:
Fund
A
Investment
Advisory
Fee Rate
*
A
Management
Services Fee
Rate
A
Advisory Fees
Waived
A
Management
Services Fees
Waived
A
Expense
Reimbursements
A
Expense
Limitation
A
Expense Limitation
Effective Through
A
Short 7-10 Year Treasury
...
0.75% 0.10% $ 36,706 $ — $ — 0.95 % September 30, 2025
Short 20+ Year Treasury
....
0.75 0.10 25,133 — — 0.95 September 30, 2025
Short Dow30
SM
...........
0.75 0.10 27,206 — — 0.95 September 30, 2025
Short Financials
..........
0.75 0.10 36,900 — — 0.95 September 30, 2025
Short FTSE China 50
......
0.75 0.10 23,613 3,151 19,106 0.95 September 30, 2025
Short High Yield
..........
0.75 0.10 48,658 — — 0.95 September 30, 2025
Short MidCap400
.........
0.75 0.10 24,036 3,207 10,497 0.95 September 30, 2025
Short MSCI EAFE
.........
0.75 0.10 46,836 — — 0.95 September 30, 2025
Short MSCI Emerging Markets 0.75 0.10 47,505 — — 0.95 September 30, 2025
Short QQQ
..............
0.75 0.10 152,703 — — 0.95 September 30, 2025
Short Real Estate
.........
0.75 0.10 37,905 — — 0.95 September 30, 2025
Short Russell2000
........
0.75 0.10 77,376 — — 0.95 September 30, 2025
Short S&P500
®
...........
0.75 0.10 — — — 0.95 September 30, 2025
Short SmallCap600
.......
0.75 0.10 23,790 3,175 10,006 0.95 September 30, 2025
Ultra 7-10 Year Treasury
....
0.75 0.10 28,846 — — 0.95 September 30, 2025
Ultra 20+ Year Treasury
....
0.75 0.10 5,386 — — 0.95 September 30, 2025
Ultra Communication Services 0.75 0.10 16,292 2,169 37,490 0.95 September 30, 2025
Ultra Consumer Discretionary 0.75 0.10 53,491 2,341 — 0.95 September 30, 2025
Ultra Consumer Staples
....
0.75 0.10 38,406 5,118 11,271 0.95 September 30, 2025
Ultra Dow30
SM
...........
0.75 0.10 13,516 — — 0.95 September 30, 2025
Ultra Energy
.............
0.75 0.10 51,270 — — 0.95 September 30, 2025
Ultra Financials
..........
0.75 0.10 — — — 0.95 September 30, 2025
Ultra FTSE China 50
.......
0.75 0.10 46,511 — — 0.95 September 30, 2025
Ultra FTSE Europe
........
0.75 0.10 17,238 2,300 23,957 0.95 September 30, 2025
Ultra Health Care
.........
0.75 0.10 47,153 — — 0.95 September 30, 2025
Ultra High Yield
..........
0.75 0.10 42,942 — — 0.95 September 30, 2025
Ultra Industrials
..........
0.75 0.10 52,827 — — 0.95 September 30, 2025
Ultra Materials
...........
0.75 0.10 47,092 — — 0.95 September 30, 2025
Ultra MidCap400
.........
0.75 0.10 45,562 — — 0.95 September 30, 2025
Ultra MSCI Brazil Capped
..
0.75 0.10 9,572 1,277 35,601 0.95 September 30, 2025
Ultra MSCI EAFE
.........
0.75 0.10 34,229 4,566 5,460 0.95 September 30, 2025
Ultra MSCI Emerging Markets 0.75 0.10 45,659 — — 0.95 September 30, 2025
Ultra MSCI Japan
.........
0.75 0.10 31,683 4,226 25,556 0.95 September 30, 2025
Ultra Nasdaq Biotechnology
.
0.75 0.10 100,657 — — 0.95 September 30, 2025

334 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund’s annualized operating expenses to
Fund
A
Investment
Advisory
Fee Rate
*
A
Management
Services Fee
Rate
A
Advisory Fees
Waived
A
Management
Services Fees
Waived
A
Expense
Reimbursements
A
Expense
Limitation
A
Expense Limitation
Effective Through
A
Ultra Nasdaq Cloud Computing 0.75% 0.10% $ 9,859 $ 1,311 $ 44,719 0.95 % September 30, 2025
Ultra Nasdaq Cybersecurity
.
0.75 0.10 14,175 1,887 23,908 0.95 September 30, 2025
Ultra QQQ *
.............
0.75 0.10 1,136,984 — — 0.95 September 30, 2025
Ultra Real Estate
.........
0.75 0.10 49,177 — — 0.95 September 30, 2025
Ultra Russell2000
.........
0.75 0.10 152,930 — — 0.95 September 30, 2025
Ultra S&P500
®
*
..........
0.75 0.10 320,749 — — 0.95 September 30, 2025
Ultra Semiconductors
.....
0.75 0.10 — — — 0.95 September 30, 2025
Ultra SmallCap600
........
0.75 0.10 68,276 — — 0.95 September 30, 2025
Ultra Technology
.........
0.75 0.10 — — — 0.95 September 30, 2025
Ultra Utilities
............
0.75 0.10 52,383 — — 0.95 September 30, 2025
UltraPro Dow30
SM
........
0.75 0.10 — — — 0.95 September 30, 2025
UltraPro MidCap400
......
0.75 0.10 72,286 — — 0.95 September 30, 2025
UltraPro QQQ *
...........
0.75 0.10 17,167,753 — — 0.95 September 30, 2025
UltraPro Russell2000
......
0.75 0.10 377,170 — — 0.95 September 30, 2025
UltraPro S&P500
®
........
0.75 0.10 13,972 — — 0.95 September 30, 2025
UltraPro Short 20+ Year
Treasury
..............
0.75 0.10 29,126 — — 0.95 September 30, 2025
UltraPro Short Dow30
SM
....
0.75 0.10 19,081 — — 0.95 September 30, 2025
UltraPro Short MidCap400
..
0.75 0.10 12,781 1,708 24,711 0.95 September 30, 2025
UltraPro Short QQQ
.......
0.75 0.10 432,715 — — 0.95 September 30, 2025
UltraPro Short Russell2000
.
0.75 0.10 62,151 — — 0.95 September 30, 2025
UltraPro Short S&P500
®
....
0.75 0.10 — — — 0.95 September 30, 2025
UltraShort 7-10 Year Treasury 0.75 0.10 34,975 — — 0.95 September 30, 2025
UltraShort 20+ Year Treasury 0.75 0.10 — — — 0.95 September 30, 2025
UltraShort Consumer
Discretionary
...........
0.75 0.10 5,932 793 31,184 0.95 September 30, 2025
UltraShort Consumer Staples 0.75 0.10 2,621 350 34,815 0.95 September 30, 2025
UltraShort Dow30
SM
.......
0.75 0.10 37,114 — — 0.95 September 30, 2025
UltraShort Energy
.........
0.75 0.10 37,143 — — 0.95 September 30, 2025
UltraShort Financials
......
0.75 0.10 37,977 — — 0.95 September 30, 2025
UltraShort FTSE China 50
..
0.75 0.10 47,996 — — 0.95 September 30, 2025
UltraShort FTSE Europe
....
0.75 0.10 39,932 — — 0.95 September 30, 2025
UltraShort Health Care
.....
0.75 0.10 3,736 498 33,476 0.95 September 30, 2025
UltraShort Industrials
......
0.75 0.10 4,729 632 32,715 0.95 September 30, 2025
UltraShort Materials
.......
0.75 0.10 4,150 554 35,009 0.95 September 30, 2025
UltraShort MidCap400
.....
0.75 0.10 4,990 666 34,263 0.95 September 30, 2025
UltraShort MSCI Brazil Capped 0.75 0.10 35,669 4,753 3,403 0.95 September 30, 2025
UltraShort MSCI EAFE
.....
0.75 0.10 4,199 560 38,877 0.95 September 30, 2025
UltraShort MSCI Emerging
Markets
..............
0.75 0.10 19,077 2,545 22,400 0.95 September 30, 2025
UltraShort MSCI Japan
....
0.75 0.10 22,733 3,031 16,209 0.95 September 30, 2025
UltraShort Nasdaq
Biotechnology
..........
0.75 0.10 12,308 1,642 23,837 0.95 September 30, 2025
UltraShort QQQ
..........
0.75 0.10 103,708 — — 0.95 September 30, 2025
UltraShort Real Estate
.....
0.75 0.10 35,504 — — 0.95 September 30, 2025
UltraShort Russell2000
.....
0.75 0.10 51,824 — — 0.95 September 30, 2025
UltraShort S&P500
®
.......
0.75 0.10 — — — 0.95 September 30, 2025
UltraShort Semiconductors
.
0.75 0.10 27,374 3,655 6,532 0.95 September 30, 2025
UltraShort SmallCap600
....
0.75 0.10 7,315 977 30,273 0.95 September 30, 2025
UltraShort Technology
.....
0.75 0.10 15,470 2,066 20,626 0.95 September 30, 2025
UltraShort Utilities
........
0.75 0.10 6,607 882 30,139 0.95 September 30, 2025
* Funds that reduce the annualized advisory fee rate subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion. To the extent that a Fund achieves an asset breakpoint, the Advisor will waive fees in order to match the corresponding reduction in the tiered advisory fee limit. Any such waivers are reflected as a component of “Expenses waived and/or reimbursed by Advisor” on the Statements of Operations, and are not subject to subsequent recoupment by the Advisor. During the period ended November 30, 2024, advisory fees of $1,136,984 were waived for Ultra QQQ pursuant to this agreement, resulting in a net advisory fee of 0.72%. During the period ended November 30, 2024, advisory fees of $320,749 were waived for Ultra S&P 500 pursuant to this agreement, resulting in a net advisory fee of 0.74%. During the period ended November 30, 2024, advisory fees of $17,167,753 were waived for UltraPro QQQ pursuant to this agreement, resulting in a net advisory fee of 0.60%.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 335
PROSHARES TRUST
exceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of recoupment. Any amounts recouped by the Advisor during the period are reflected in the Statements of Operations as “Recoup-
ment of prior expenses waived and/or reimbursed by Advisor”. As of November 30, 2024, no commitment or contingent liability is expected. The amounts eligible for recoupment and the date of expiration are as follows:
Expires September 30,
Fund 2025 2026 2027 2028 2029 2030
Total Amount
Eligible for
Recoupment
Short 7-10 Year Treasury
.........
$ 58,236 $ 39,494 $ 4,634 $ 54,992 $ 61,990 $ 12,014 $ 231,360
Short 20+ Year Treasury
.........
3,915 — — 5 13,497 7,716 25,133
Short Dow30
SM
................
81,443 71,179 — 43,509 33,942 9,508 239,581
Short Financials
...............
66,465 67,738 63,344 62,972 73,472 12,035 346,026
Short FTSE China 50
............
73,907 69,478 89,557 86,187 93,347 15,268 427,744
Short High Yield
...............
89,319 73,328 63,664 95,987 86,827 17,616 426,741
Short MidCap400
..............
62,288 64,925 62,578 65,389 71,650 12,793 339,623
Short MSCI EAFE
..............
67,005 77,986 70,867 82,669 92,907 15,150 406,584
Short MSCI Emerging Markets
....
74,764 73,663 81,886 101,785 86,204 15,842 434,144
Short QQQ
...................
356,298 296,075 403,339 637,777 296,330 49,481 2,039,300
Short Real Estate
..............
68,631 72,237 63,254 71,901 71,827 12,550 360,400
Short Russell2000
..............
278,667 231,769 181,302 266,119 167,847 24,130 1,149,834
Short SmallCap600
.............
67,242 69,001 66,777 61,201 70,441 12,285 346,947
Ultra 7-10 Year Treasury
.........
90,240 91,778 89,206 55,323 62,064 9,994 398,605
Ultra 20+ Year Treasury
..........
88,560 86,760 78,895 38,163 25,413 1,397 319,188
Ultra Communication Services
....
107,921 108,243 111,291 113,719 106,171 18,184 565,529
Ultra Consumer Discretionary
.....
125,868 117,859 106,903 104,262 104,092 18,960 577,944
Ultra Consumer Staples
.........
122,429 108,679 122,716 110,620 104,418 18,021 586,883
Ultra Dow30
SM
.................
88,574 44,099 23,810 49,729 23,470 3,760 233,442
Ultra Energy
..................
139,377 103,663 92,512 106,280 104,753 16,708 563,293
Ultra FTSE China 50
............
88,086 79,216 98,616 88,847 90,234 15,700 460,699
Ultra FTSE Europe
.............
68,397 91,549 83,233 78,643 94,495 14,532 430,849
Ultra Health Care
..............
131,973 94,412 121,233 120,036 77,254 15,688 560,596
Ultra High Yield
................
76,009 127,422 44,669 63,981 97,407 14,058 423,546
Ultra Industrials
................
124,278 143,038 104,318 116,750 96,660 17,478 602,522
Ultra Materials
................
104,481 92,884 110,973 100,812 101,145 15,662 525,957
Ultra MidCap400
...............
129,159 153,030 85,292 93,264 75,962 13,399 550,106
Ultra MSCI Brazil Capped
........
68,903 73,357 94,920 79,758 92,201 15,793 424,932
Ultra MSCI EAFE
...............
67,971 61,981 97,732 77,284 85,499 15,464 405,931
Ultra MSCI Emerging Markets
.....
67,179 74,970 82,325 75,443 92,292 15,930 408,139
Ultra MSCI Japan
..............
68,707 76,205 108,148 167,664 92,057 21,669 534,450
Ultra Nasdaq Biotechnology
......
239,152 310,901 235,559 201,238 172,178 30,998 1,190,026
Ultra Nasdaq Cloud Computing
....
— 40,946 84,500 104,680 119,345 18,183 367,654
Ultra Nasdaq Cybersecurity
.......
— 39,101 61,997 62,222 87,856 13,369 264,545
Ultra QQQ
....................
651,695 721,976 889,318 857,958 21,803 — 3,142,750
Ultra Real Estate
...............
141,016 99,269 114,980 101,822 86,977 16,830 560,894
Ultra Russell2000
..............
325,953 1,190,983 1,132,650 76,452 245,115 56,679 3,027,832
Ultra Semiconductors
...........
55,699 78,674 89,232 110,770 — — 334,375
Ultra SmallCap600
.............
144,160 105,717 151,135 120,084 150,172 19,550 690,818
Ultra Technology
...............
75,592 — 35,534 5,235 — — 116,361
Ultra Utilities
..................
121,341 137,989 86,840 112,177 98,467 17,063 573,877
UltraPro Dow30
SM
..............
75,348 — — — — — 75,348
UltraPro MidCap400
............
132,762 108,219 208,021 129,805 167,232 19,738 765,777
UltraPro Russell2000
............
823,180 1,251,635 1,165,426 88,500 644,298 161,923 4,134,962
UltraPro Short 20+ Year Treasury
...
— — — 69 48,941 9,271 58,281
UltraPro Short Dow30
SM
.........
105,555 100,679 — — — 4,887 211,121
UltraPro Short MidCap400
.......
70,658 73,860 71,947 68,028 74,857 13,169 372,519
UltraPro Short QQQ
............
788,628 705,136 750,180 1,375,086 998,462 125,905 4,743,397
UltraPro Short Russell2000
.......
150,084 160,458 136,242 152,656 131,566 19,836 750,842
UltraShort 7-10 Year Treasury
.....
53,252 46,329 27,548 50,469 61,826 11,584 251,008
UltraShort Consumer Discretionary
.
70,585 69,905 73,284 68,410 73,153 12,639 367,976
UltraShort Consumer Staples
.....
69,579 68,984 77,931 69,201 70,866 12,633 369,194
UltraShort Dow30
SM
............
98,336 79,732 51,568 70,454 56,685 11,880 368,655
UltraShort Energy
..............
67,234 64,443 72,145 64,701 65,770 11,911 346,204
UltraShort Financials
............
74,558 71,867 68,883 71,736 70,600 12,735 370,379
UltraShort FTSE China 50
........
90,775 74,667 96,597 92,984 96,859 15,966 467,848
UltraShort FTSE Europe
.........
68,772 66,885 79,728 75,212 74,354 13,235 378,186
UltraShort Health Care
..........
69,051 68,004 77,760 68,343 71,096 12,602 366,856
UltraShort Industrials
...........
70,135 68,882 79,531 68,892 70,889 12,634 370,963
UltraShort Materials
............
71,277 68,121 69,860 70,069 75,223 12,717 367,267
UltraShort MidCap400
..........
72,300 72,191 73,814 72,817 76,311 13,335 380,768

336 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These
individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual’s related compensation, along with the compensation of staff who administer the Funds’ compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the
Statements of Operations as “Compliance services fees”.
5. Administration Fees
JPMorgan Chase Bank, N.A. acts as the Trust’s administrator (the “Administrator”). The Administrator provides certain admin-
istrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a
Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Adminis-
trator in the performance of its duties. Such fees are reflected on the Statements of Operations as “Administration Fees”. Certain
employees of the Administrator are also officers of the Trust.
6. Custodian Fees
JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as “Custodian Fees”.
7. Listing, Data and Related Fees
The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an
Index and the related Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as “Listing, Data and related fees”.
8. Trustees Fees
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $325,000 annual retainer (paid in quarterly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the
Statements of Operations as “Trustees Fees”.
9. Distribution and Service Plan
SEI Investments Distribution Co. serves as the Funds’ distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.
Expires September 30,
Fund 2025 2026 2027 2028 2029 2030
Total Amount
Eligible for
Recoupment
(continued)
UltraShort MSCI Brazil Capped
....
$ 63,948 $ 70,621 $ 96,983 $ 74,762 $ 87,100 $ 14,912 $ 408,326
UltraShort MSCI EAFE
..........
70,471 68,132 89,336 77,083 86,991 14,459 406,472
UltraShort MSCI Emerging Markets
.
69,292 69,189 88,250 75,105 87,644 14,718 404,198
UltraShort MSCI Japan
..........
68,361 68,340 89,339 73,615 82,953 14,235 396,843
UltraShort Nasdaq Biotechnology
..
73,070 67,920 74,186 67,539 69,158 12,637 364,510
UltraShort QQQ
...............
263,220 185,861 218,077 308,243 222,646 33,393 1,231,440
UltraShort Real Estate
...........
87,665 74,474 71,701 71,012 65,073 11,818 381,743
UltraShort Russell2000
..........
148,967 123,449 117,432 126,649 106,599 17,023 640,119
UltraShort Semiconductors
.......
72,127 69,723 68,978 69,624 72,857 12,625 365,934
UltraShort SmallCap600
.........
69,711 71,020 70,968 70,218 73,600 12,918 368,435
UltraShort Technology
...........
72,086 68,752 73,598 67,410 73,049 12,781 367,676
UltraShort Utilities
..............
69,238 67,517 69,824 69,228 72,937 12,406 361,150

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 337
PROSHARES TRUST
10. Issuance and Redemption of Fund Shares
Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities.  In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-
to-market value of the missing Deposit Securities.
Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:
11. Investment Transactions
For the period ended November 30, 2024, the cost of securities purchased and proceeds from sales of securities, excluding short-
term securities, derivatives and in-kind transactions, were as follows:
Six Months
Ended
November 30,
2024
A
Year Ended
May 31, 2024
A
Short Dow30
SM
..................................................................
$ — $ 3,442
Short QQQ
.....................................................................
— 218,730
Short S&P500
®
..................................................................
— 164,047
UltraPro Short Dow30
SM
...........................................................
— 14,131
UltraPro Short QQQ
..............................................................
— 1,062,300
UltraPro Short S&P500
®
...........................................................
— 207,515
UltraShort Dow30
SM
..............................................................
— 626
UltraShort QQQ
.................................................................
— 174,411
UltraShort S&P500
®
..............................................................
— 139,763
Fund
A
Purchases
A
Sales
A
Ultra Communication Services
.......................................................
$ 3,085,892 $ 933,914
Ultra Consumer Discretionary
........................................................
2,701,979 772,057
Ultra Consumer Staples
............................................................
1,467,255 1,830,620
Ultra Dow30
SM
....................................................................
147,761,705 19,336,965
Ultra Energy
.....................................................................
13,468,801 13,740,083
Ultra Financials
...................................................................
78,897,793 12,029,782
Ultra Health Care
.................................................................
668,740 4,651,196
Ultra Industrials
...................................................................
1,790,666 173,328
Ultra Materials
...................................................................
5,100,812 5,503,760
Ultra MidCap400
..................................................................
11,966,378 10,513,094
Ultra Nasdaq Biotechnology
.........................................................
11,241,452 3,621,012
Ultra Nasdaq Cloud Computing
.......................................................
806,260 530,461
Ultra QQQ
.......................................................................
802,362,250 86,574,386
Ultra Real Estate
..................................................................
4,115,318 610,875
Ultra Russell2000
.................................................................
248,046,282 22,421,104
Ultra S&P500
®
....................................................................
633,734,810 53,757,936
Ultra Semiconductors
..............................................................
392,235,584 505,639,089
Ultra SmallCap600
................................................................
4,276,029 3,901,333
Ultra Technology
..................................................................
303,932,559 212,251,301
Ultra Utilities
.....................................................................
4,386,043 1,466,463
UltraPro Dow30
SM
.................................................................
176,196,999 45,562,837
UltraPro MidCap400
...............................................................
10,083,211 11,814,613
UltraPro QQQ
....................................................................
6,111,108,392 1,009,225,682
UltraPro Russell2000
...............................................................
133,147,137 115,338,917
UltraPro S&P500
®
.................................................................
809,117,569 81,036,712

338 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
12. In-Kind Transactions
During the period ended November 30, 2024, certain Funds delivered portfolio securities in exchange for the redemption of shares
(redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the
Funds recorded net realized gains and losses in connection with each transaction.
For the period ended November 30, 2024, the fair value of the securities transferred for redemptions, and the net realized gains
(losses) recorded in connection with the transactions were as follows:
In addition, during the period, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind).
For the period ended November 30, 2024, the fair value of the securities received for subscriptions were as follows:
13. Share Splits and Reverse Share Splits
Effective November 7, 2024, ProShares Ultra Semiconductors and Utltra HeathCare underwent a 2-for1 stock split; ProShares
Short MSCI Emerging Markets, ProShares UltraShort Materials, ProShares UltraShort MSCI EAFE, and ProShares UltraShort
Utilities underwent a 1-for-2 reverse share split and cusip change; ProShares Short Financials, ProShares Short S&P 500, Pro-
Shares UltraPro Short Dow30, ProShares UltraShort Energy, ProShares UltraShort Financials, ProShares UltraShort MSCI Japan,
Fund
A
Fair Value
A
Net Realized Gains
(Losses)
A
Ultra Consumer Discretionary
.....................................................
$ 3,920,821 $ 205,726
Ultra Consumer Staples
.........................................................
12,715,464 909,019
Ultra Dow30
SM
.................................................................
107,047,008 15,262,023
Ultra Energy
..................................................................
21,001,256 2,991,362
Ultra Financials
................................................................
32,798,179 9,617,187
Ultra Health Care
..............................................................
4,040,146 712,435
Ultra Industrials
................................................................
3,710,203 672,816
Ultra Materials
................................................................
3,563,448 691,607
Ultra MidCap400
...............................................................
14,006,967 4,262,642
Ultra Nasdaq Biotechnology
......................................................
20,265,697 4,237,562
Ultra Nasdaq Cloud Computing
....................................................
1,605,788 372,776
Ultra QQQ
....................................................................
2,205,129,100 507,772,313
Ultra Real Estate
...............................................................
11,869,737 1,666,077
Ultra S&P500
®
.................................................................
2,419,429,901 280,388,992
Ultra Semiconductors
...........................................................
257,034,866 137,471,792
Ultra SmallCap600
.............................................................
2,772,512 635,470
Ultra Technology
...............................................................
42,217,432 16,421,875
Ultra Utilities
..................................................................
4,313,949 839,400
UltraPro Dow30
SM
..............................................................
584,612,673 32,871,511
UltraPro MidCap400
............................................................
2,429,959 588,881
UltraPro QQQ
.................................................................
11,431,359,830 1,142,102,243
UltraPro Russell2000
............................................................
26,682,329 8,591,481
UltraPro S&P500
®
..............................................................
3,057,453,173 213,044,630
Fund
A
Fair Value
A
Ultra Communication Services
....................................................................
$ 768,771
Ultra Consumer Discretionary
.....................................................................
1,463,100
Ultra Consumer Staples
.........................................................................
11,567,296
Ultra Dow30
SM
.................................................................................
22,203,687
Ultra Energy
..................................................................................
8,111,006
Ultra Industrials
................................................................................
1,207,293
Ultra Materials
................................................................................
873,959
Ultra MidCap400
...............................................................................
21,865,616
Ultra Nasdaq Biotechnology
......................................................................
3,494,945
Ultra QQQ
....................................................................................
1,841,257,484
Ultra Real Estate
...............................................................................
6,937,101
Ultra S&P500
®
.................................................................................
1,482,765,750
Ultra Semiconductors
...........................................................................
321,417,601
Ultra SmallCap600
.............................................................................
3,280,779
Ultra Technology
...............................................................................
13,120,024
Ultra Utilities
..................................................................................
787,699
UltraPro Dow30
SM
..............................................................................
300,075,845
UltraPro MidCap400
............................................................................
4,921,111
UltraPro QQQ
.................................................................................
5,521,434,672
UltraPro S&P500
®
..............................................................................
2,252,798,294

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 339
PROSHARES TRUST
and ProShares UltraShort Real Estate underwent a 1-for-4 reverse share split and cusip change and ProShares UltraPro Short
QQQ, ProShares UltraShort FTSE Europe, ProShares UltraShort Russell2000, and ProShares UltraShort Semiconductors under-
went a 1-for-5 reverse share split and cusip change.
The effect of the share split transactions was to multiply the number of outstanding shares of the Funds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as present-
ed in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.
14. Risk
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.
Risks Associated with the Use of Derivatives
Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, securities and index-
es, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instru-
ments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.
Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the perfor-
mance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.
Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agree-
ment or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
Leverage Risk
Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their invest-
ment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.
Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.
Concentration Risk
Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating invest-
ments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

340 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Correlation Risk
There is no guarantee that a Fund will achieve a high degree of correlation with its index or a multiple or inverse thereof.
Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the percent-
age change of the Fund’s index on such day. A number of other factors may adversely affect a Fund’s correlation with its index, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of deriv-
atives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While each
Fund generally attempts to track the performance of the Index by investing all, or substantially all, of its assets in the secu-
rities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, or, with respect to equity funds, its weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index re-
constitutions and index rebalancing events. Additionally, a Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between the performance of a Fund and the index and may hinder a Fund’s ability to meet its investment objective.
Counterparty Risk
A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or other-
wise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. A Fund generally structures the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.
At November 30, 2024, the ProShares Ultra Consumer Discretionary, ProShares Ultra Dow30
SM
, ProShares Ultra Health Care,
ProShares Ultra Industrials, ProShares Ultra MSCI EAFE, ProShares Ultra MSCI Japan, ProShares Ultra Nasdaq Cloud Com-
puting, ProShares Ultra Nasdaq Cybersecurity, ProShares Ultra Real Estate, ProShares Ultra Telecommunications, ProShares
Ultra Utilities, ProShares UltraPro Dow30
SM
, ProShares UltraPro MidCap400, ProShares UltraPro QQQ
®
,  ProShares UltraPro
Russell2000, ProShares UltraPro Short 20+ Year Treasury, ProShares UltraShort Nasdaq Biotechnology Funds had net unreal-
ized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.
Geographic Concentration Risk
Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic re-
gions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions.
The performance of such Funds may be more volatile than a more geographically diversified fund.
Foreign Currency Risk
Certain Funds may seek leveraged, inverse, or inverse leveraged exposure to investments denominated in foreign currencies.
Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars.
The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees may be imposed on foreign currency holdings.
Inflation Risk
Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as infla-
tion decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline.
Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in a Fund. Inflation has recently increased and it cannot be predicted whether it may decline.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 341
PROSHARES TRUST
Liquidity Risk
In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund in-
vests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.
Debt Instrument Risk
Certain Funds invest in, or seek leveraged, inverse, or inverse leveraged exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. These factors may cause the value of an investment in a Fund to change.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-relat-
ed phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate polit-
ical, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disrup-
tions to important global, local and regional supply chains affected, with potential corresponding results on the operating per-
formance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reduc-
ing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’
investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete re-
demptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.
Risk of Global Economic Shock
Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its vari-
ants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unem-
ployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disrup-
tions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments.
Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in
Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other coun-
tries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the mili-
tary action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new un-
certainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last

342 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.
Risks of Government Regulation
The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”— which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.
15. Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the
Trust expects risk of significant loss to be remote.
16. Transactions with Lehman Brothers Holdings, Inc.
On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds trans-
acted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.
To the extent that Lehman, the Securities Investor Protection Corporation (“SIPC”) and/or any clearing agency (the “Potential Pay-
ing Parties”) fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the
Funds for any such losses. Specifically, the Receivables Agreement among the Advisor, ProFund Advisors LLC (an investment ad-
viser affiliated with the Advisor), ProFunds Trust, and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions and/or written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments under the Receivable Agreement are triggered if any specified fund of a PF Trust does not recover the full amounts owed to it by Lehman following conclusion of all bankruptcy, liquidation and SIPC proceedings relat-
ing to Lehman. Management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in “Due from (to) counterparty” and “Receivable for investments sold”, respectively, on the Statements of Assets and
Liabilities.
17. New Accounting Pronouncements
In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclo-
sures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance mea-
sure. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods beginning with the first quarter ended March 31, 2025. Early adoption is permitted and retrospective adoption is required for all prior periods presented.
The Trust is currently assessing the impact of this guidance, however, the Trust does not expect a material impact on its financial statements.
18. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

MISC. INFORMATION :: 343
PROSHARES TRUST
Federal Tax Information
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended October 31, 2024 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2023. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds desig-
nated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended
October 31, 2024.
For the tax year ended October 31, 2024, the Funds federal tax information is as follows:
Funds
A
QDI
A
DRD
A
QII
A
Short 20+ Year Treasury
.............................................
0.00% 0.00% 87.34%
Short 7-10 Year Treasury
.............................................
0.00 0.00 61.57
Short Dow30
SM
....................................................
0.00 0.00 98.76
Short Financials
...................................................
0.00 0.00 91.50
Short FTSE China 50
................................................
0.00 0.00 99.73
Short High Yield
...................................................
0.00 0.00 92.41
Short MidCap400
..................................................
0.00 0.00 92.95
Short MSCI EAFE
..................................................
0.00 0.00 91.29
Short MSCI Emerging Markets
........................................
0.00 0.00 87.84
Short QQQ
.......................................................
0.00 0.00 94.75
Short Real Estate
..................................................
0.00 0.00 87.78
Short Russell2000
..................................................
0.00 0.00 92.75
Short S&P500
®
....................................................
0.00 0.00 93.59
Short SmallCap600
.................................................
0.00 0.00 93.70
Ultra 20+ Year Treasury
..............................................
0.00 0.00 100.00
Ultra 7-10 Year Treasury
.............................................
0.00 0.00 100.00
Ultra Communication Services
........................................
100.00 100.00 42.67
Ultra Consumer Discretionary
.........................................
100.00 100.00 38.42
Ultra Consumer Staples
.............................................
100.00 100.00 26.23
Ultra Dow30
SM
.....................................................
100.00 100.00 36.10
Ultra Energy
......................................................
100.00 100.00 26.38
Ultra Financials
....................................................
100.00 100.00 25.83
Ultra FTSE China 50
................................................
0.00 0.00 100.00
Ultra FTSE Europe
.................................................
0.00 0.00 100.00
Ultra Health Care
..................................................
100.00 100.00 40.96
Ultra High Yield
....................................................
0.00 0.00 94.98
Ultra Industrials
....................................................
100.00 100.00 9.84
Ultra Materials
....................................................
100.00 100.00 24.67
Ultra MidCap400
...................................................
100.00 100.00 12.26
Ultra MSCI Brazil Capped
............................................
0.00 0.00 98.01
Ultra MSCI EAFE
...................................................
0.00 0.00 100.00
Ultra MSCI Emerging Markets
.........................................
0.00 0.00 100.00
Ultra MSCI Japan
..................................................
0.00 0.00 72.20
Ultra Nasdaq Biotechnology
..........................................
67.90 56.11 61.20
Ultra Nasdaq Cloud Computing
........................................
100.00 100.00 100.00
Ultra Nasdaq Cybersecurity
...........................................
0.00 0.00 100.00
Ultra QQQ
........................................................
100.00 100.00 50.11
Ultra Real Estate
...................................................
0.00 0.00 30.55
Ultra Russell2000
..................................................
68.96 63.02 56.01
Ultra S&P500
®
.....................................................
98.20 95.88 50.17
Ultra Semiconductors
...............................................
100.00 100.00 0.00
Ultra SmallCap600
.................................................
69.01 67.86 50.57
Ultra Technology
...................................................
100.00 100.00 58.26
Ultra Utilities
......................................................
100.00 100.00 20.11
UltraPro Dow30
SM
..................................................
97.16 100.00 43.60
UltraPro MidCap400
................................................
100.00 100.00 53.37
UltraPro QQQ
.....................................................
19.46 19.34 82.97
UltraPro Russell2000
................................................
60.60 56.27 68.52
UltraPro S&P500
®
..................................................
68.54 68.25 63.40

344 :: MISC. INFORMATION
PROSHARES TRUST
Funds with Short-Term Capital Gain Designation
For the tax year ended October 31, 2024, the Trust does not have any ordinary distributions paid during the Trust’s tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short-Term Gains.
Funds with Equalization
For the tax year ended October 31, 2024, the following Fund utilized equalization to offset long-term capital gains with the amounts stated below:
Proxy Voting Information
A description of the Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission
(“SEC”) Website (http://www.sec.gov).
Quarterly Portfolio Holdings Information
The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT will be available on the SEC’s Website at http://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Roomin Washington, DC. Information on the operation of the Pub-
lic Reference Room may be obtained by calling 1-800-SEC-0330.
Funds
A
QDI
A
DRD
A
QII
A
UltraPro Short 20+ Year Treasury
.......................................
0.00% 0.00% 11.31%
UltraPro Short Dow30
SM
.............................................
0.00 0.00 100.00
UltraPro Short MidCap400
...........................................
0.00 0.00 100.00
UltraPro Short QQQ
................................................
0.00 0.00 95.46
UltraPro Short Russell2000
...........................................
0.00 0.00 99.92
UltraPro Short S&P500
®
.............................................
0.00 0.00 94.61
UltraShort 20+ Year Treasury
..........................................
0.00 0.00 94.12
UltraShort 7-10 Year Treasury
.........................................
0.00 0.00 90.75
UltraShort Consumer Discretionary
.....................................
0.00 0.00 100.00
UltraShort Consumer Staples
.........................................
0.00 0.00 95.50
UltraShort Dow30
SM
................................................
0.00 0.00 100.00
UltraShort Energy
..................................................
0.00 0.00 96.32
UltraShort Financials
................................................
0.00 0.00 98.62
UltraShort FTSE China 50
............................................
0.00 0.00 100.00
UltraShort FTSE Europe
.............................................
0.00 0.00 94.19
UltraShort Health Care
..............................................
0.00 0.00 100.00
UltraShort Industrials
...............................................
0.00 0.00 95.84
UltraShort Materials
................................................
0.00 0.00 99.17
UltraShort MidCap400
..............................................
0.00 0.00 95.38
UltraShort MSCI Brazil Capped
........................................
0.00 0.00 100.00
UltraShort MSCI EAFE
..............................................
0.00 0.00 100.00
UltraShort MSCI Emerging Markets
.....................................
0.00 0.00 100.00
UltraShort MSCI Japan
..............................................
0.00 0.00 100.00
UltraShort Nasdaq Biotechnology
......................................
0.00 0.00 100.00
UltraShort QQQ
...................................................
0.00 0.00 92.80
UltraShort Real Estate
...............................................
0.00 0.00 95.46
UltraShort Russell2000
..............................................
0.00 0.00 93.52
UltraShort S&P500
®
................................................
0.00 0.00 93.83
UltraShort Semiconductors
...........................................
0.00 0.00 100.00
UltraShort SmallCap600
.............................................
0.00 0.00 97.32
UltraShort Technology
...............................................
0.00 0.00 87.78
UltraShort Utilities
..................................................
0.00 0.00 100.00
Fund
Long-Term
UltraPro S&P500
®
..................................................
$2,593,586
Ultra S&P500
®
.....................................................
$40,772,568

MISC. INFORMATION :: 345
PROSHARES TRUST
Premium/Discount Information
Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the website at www.ProShares.com.

346 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
None.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
None.
Item 10. Remuneration Paid to Directors, Officers, and Other of Open-End Management Investment Companies.
For the period ended November 30, 2024, the aggregate remuneration the Registrant paid the directors, all members of any advi-
sory board and any officers are included as part of the Financial Statements and Financial Highlights for Open-End Management
Investment Companies filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
ProShares Trust Annual Approval
At a meeting held on September 16-17, 2024, the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Investment Advisory Agreement”) and the Investment Advisory and
Management Agreement (the "Unitary Fee Agreement") (collectively, the “Advisory Agreements”), each for certain series of Pro-
Shares Trust (the “Trust”), between the Trust, on behalf of each of its operational series (the “Funds”), and ProShare Advisors LLC
(the “Advisor”). Certain Funds are designed to track, before fees and expenses, the performance of an underlying index (each a
“Matching Fund” and, collectively, the “Matching Funds”). Certain other Funds are actively managed and are designed to meet a specified investment objective (each an “Active Fund” and, collectively, the “Active Funds”). All other Funds are “geared” funds
(each, a “Geared Fund” and, collectively, the “Geared Funds”) that are designed to seek daily investment results, before fees and expenses, that correspond to a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of the return of an underlying index for a single day.
The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreements and each Trustee may have afforded different weight to the various factors.
The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board’s respon-
sibilities under state and federal law with respect to the Board’s consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.
In response to a request from Independent Legal Counsel on behalf of the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreements, including information that addressed, among other things:
the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;
the costs of the services to be provided and the profits realized by the Advisor;
the investment performance of the Funds and the Advisor;
the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and
other benefits to the Advisor and/or its affiliates from the relationship to the Funds.
It was noted that the Independent Trustees requested from the Advisor certain information concerning the Funds to assist them in evaluating the terms of the Advisory Agreements. In response to the request from the Independent Trustees, the Advisor provid-
ed information and reports relevant to the continuation of the Advisory Agreements, including, among other things:
information about the advisory services provided by the Advisor with respect to the Funds;
the Advisor’s Form ADV;
biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;
information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;
information regarding advisory fees earned versus advisory fees waived for previous periods;

Form N-CSR – Items 8-11 (unaudited) :: 347
PROSHARES TRUST
performance information for prior periods;
comparative industry fee data;
with respect to Funds subject to the Investment Advisory Agreement, information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;
information regarding the Advisor's trade allocation and best execution policies and procedures;
information about the financial condition of the Advisor;
information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust pro-
cedures; and
the Advisor’s reputation, expertise and resources.
The Independent Trustees asked the Advisors to retain the services of an independent consultant to identify peer group funds for each Fund (the “Peer Group”), to assist the Independent Trustees in evaluating information with respect to certain aspects of their review, including the performance of the Funds and the reasonableness of fees paid by the Funds. The Board evaluated informa-
tion available to it on a Fund-by-Fund basis, and its determinations were made separately with respect to each Fund.
In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreements, the Board also considered information it received throughout the year as part of its reg-
ular oversight of the Funds.
Nature, Extent and Quality of the Advisor's Services
The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor with respect to the Funds. The Board noted no significant differences between the scope of services provided by the Advisor in the past year and as compared those services to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:
the investment objective of each Fund, the Advisor’s description of the skills needed to manage each Fund and the Advi-
sor's success in achieving the investment objectives of each Fund;
the unique features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds and develop creation and redemption baskets for certain Funds, and the actively managed strategies utilized by certain Funds;
with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional ETFs or index funds;
the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;
the structure of the Advisor’s portfolio staff compensation program and the incentives it is intended to provide;
the collateral, credit and cash management functions at the Advisor and enhancements made in these areas in recent years;
the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
the Advisor’s ability to monitor compliance with the federal securities laws, including the Securities and Exchange Com-
mission’s liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;
for certain Bitcoin-linked ETFs, the Advisor’s familiarity with digital assets and Bitcoin in particular, as well as pro-
cesses related to assessing risk and liquidity with respect to investments in Bitcoin futures, the Advisor’s familiarity with the market for Bitcoin futures and its ability to manage the ETFs and obtain appropriate exposure in that market, the appropriateness of investing in Bitcoin related instruments by the ETFs as exchange traded funds and the potential benefits of a futures-based approach;

348 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficiency as well as improvements related to remote and hybrid working conditions;
information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor’s ability to negotiate generally favorable terms with swap counterparties on behalf of various
Funds; and
the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging for Geared ETFs and Bit-
coin-linked ETFs than for traditional ETFs.
The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The
Board also reviewed the Advisor’s compliance program, including specific activities associated with the Funds. The Board dis-
cussed the compliance program with the Funds’ Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor’s compliance program and efforts with respect to the Funds, changes made to the Advi-
sor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during prior years and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.
Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services provided by the Advisor with respect to each Fund were of high quality, (ii) the Advisor achieved the investment goals of the Funds,
(iii) the Advisor's services benefited the Funds' shareholders, particularly in light of the nature of the Funds and the services re-
quired to support each such Fund and (iv) it was generally satisfied with the nature, quality and extent of services provided by the
Advisor to the Funds.
Comparison of Services and Fees
The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Funds at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs, and in certain cases mutual funds or other invest-
ment vehicles, offering strategies similar to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information for certain Funds because, by design, many of the Funds are unique, because they are geared funds or because they are based on “thematic” strategies or newer indices or newer asset classes, and few, if any, funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor’s representation that it found the Peer Group compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between certain Funds and their peers that may limit the usefulness of comparisons. The Board noted that the methodology used to compile the Peer Group and comparative data was substantially similar to that used in prior years and is continually re-evalu-
ated. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative informa-
tion it received to be useful in its evaluation of the reasonableness of the Advisor's fees. The Advisor presented information about the significant drivers of cost and also made representations regarding the costs to investors of seeking to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.
The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund covered under the Advisory Agreement and certain Funds covered under the Unitary Fee Agreement and the net advisory fees paid by each such Fund after taking waivers and reimbursements into account.
The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other ETFs.
The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Investment Advisory Agreement and the Unitary Fee Agreement was in the best interests of the shareholders of the Funds.
Investment Performance of the Funds and the Advisor
The Board considered total return information for each operational Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 3-year, 5- year, 10-year and since inception periods ended June 30, 2024, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The
Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund and

Form N-CSR – Items 8-11 (unaudited) :: 349
PROSHARES TRUST
Active Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods.
The Board also noted that given the nature of the Matching Funds and the Geared Funds, the correlation of performance versus the benchmark (or relevant inverse or multiple thereof) was more meaningful than a Fund’s total return.
With regard to ProShares Bitcoin Strategy ETF, the Board noted that for the 3-month period ended June 30, 2024, the Fund outper-
formed its Peer Group average and underperformed its benchmark index. For the 1-year and since inception periods ended June
30, 2024, the Fund underperformed its benchmark index. [Note: The Fund was the only Fund in its Peer Group for the 3-month and since inception periods ended June 30, 2024.]
With regard to the ProShares Ether ETF, the Board noted that for the 3-month period ended June 30, 2024, the Fund underper-
formed its Peer Group average and its benchmark index and slightly outperformed its Peer Group median. For the since inception period ended June 30, 2024, the Fund outperformed its Peer Group average and median and underperformed its benchmark index.
With regard to the Bitcoin & Ether Market Cap Weight ETF, the Board noted that for the 3-month period ended June 30, 2024, the
Fund outperformed its Peer Group average and its benchmark index. For the since inception period ended June 30, 2024, the Fund outperformed its Peer Group average and equaled its Peer Group median while underperforming its benchmark index.
With regard to the Bitcoin & Ether Equal Weight ETF, the Board noted that for the 3-month period ended June 30, 2024, the Fund underperformed its Peer Group average and its benchmark index. For the since inception period ended June 30, 2024, the Fund outperformed its Peer Group average and closely matched its Peer Group median and benchmark index.
After reviewing the performance of the Funds, the Board, including all of the Independent Trustees, concluded that the perfor-
mance of the Funds was satisfactory.
Profitability
The Board considered and discussed the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the
Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds with respect to each Fund individually and all Funds collectively. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability anal-
ysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.
The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor. Among other things, the Independent Trustees reviewed information regarding the financial condition and profitability of the Advisor, includ-
ing the methodologies involved in calculating profitability.
Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor was rea-
sonable in light of the services and benefits provided to each Fund.
Economies of Scale
The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board consid-
ered that each Fund covered by the Investment Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75%
of average daily net assets (other than the ProShares Global Listed Private Equity ETF, which pays 0.50%, and the ProShares
Inflation Expectations ETF, which pays 0.55%), and that, pursuant to a contractual waiver, the Advisor has agreed to reduce each such Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in ex-
cess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of
$8.5 billion, through at least September 30, 2025. The Board considered that, during the fiscal period, three Funds were subject to investment advisory fee reductions as a result of breakpoint fee reductions.
The Board considered that the Funds covered by the Unitary Fee Agreement pay a fee that remains the same (as a percentage of such a Fund’s net assets) as asset levels increase. The Board also noted that under the Unitary Fee Agreement the Advisor is contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement provides an effective cap on each subject Fund’s normal operating expenses, which otherwise would be higher if a Fund does not achieve sufficient size. The Board also noted the Advisor’s representation that such an arrangement provides important dis-
tribution benefits for the Funds and addresses competitive pressures within the ETF industry, particularly with “strategic” or
“matching” funds.

350 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to implement breakpoints at this time. The Board noted that the asset levels of some
Funds increase and decrease sometimes significantly and, therefore, economies of scale may be elusive.
The Board considered that certain Funds may benefit from the expense limitation arrangements in place for those Funds.
The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.
Other Benefits
The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Ser-
vices Agreement for Funds covered under the Investment Advisory Agreement. The Board considered the fact that the Geared
Funds’ shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant asset flows in and out of the Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.
Conclusions
Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Agreements for the Funds are fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor’s expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreements was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory
Agreements.

© 2024 ProShare Advisors LLC. All rights reserved.
PSGSA1124
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com
This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each
ETF, visit ProShares.com.
“QQQ”, “Nasdaq-100
®
” and “Nasdaq Biotechnology Index
®
” are trademarks of The Nasdaq OMX Group, Inc. “Standard & Poor’s
®
”, “S&P
®
”,
“S&P 500
®
”, “S&P MidCap 400
®
”, “S&P SmallCap 600
®
”, “Standard & Poor’s 500
®
”, certain “S&P Select Industry Indices”, “Dow Jones
Index”, “DJ”, “Dow Jones Industrial Average
SM
”, “The Dow 30
SM
”, “Dow Jones U.S. Sector Indexes”, “Dow Jones Select Sector Indexes” are
products of S&P Dow Jones Indices LLC and its affiliates. The “Russell 2000
®
Index” and “Russell
®
” are trademarks of Russell Investment
Group. “MSCI”, “MSCI Inc.”, “MSCI Index” and “EAFE” are service marks of MSCI. “ICE U.S. 7-10 Year Bond Index
TM
” and “ICE U.S. 20+ Year
Bond Index
TM
” are trademarks of Intercontinental Exchange, Inc. “iBoxx
®
” is a registered trademark of Markit Indices Limited. All have been licensed for use by ProShares. “S&P
®
” is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones
®
” is a
registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. “FTSE
®
” is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International
Limited (“FTSE”) under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

PROSHARES TRUST
Distributor: SEI Investments Distribution Co.
Semiannual Financial Statements and Additional Information
NOVEMBER 30, 2024 (UNAUDITED)
Bitcoin & Ether Equal Weight ETF * BETE
Bitcoin & Ether Market Cap Weight ETF * BETH
Bitcoin ETF * BITO
Ether ETF * EETH
Short Bitcoin ETF * BITI
Short Ether ETF * SETH
Ultra Bitcoin ETF * BITU
Ultra Ether ETF * ETHT
UltraShort Bitcoin ETF * SBIT
UltraShort Ether ETF * ETHD
*
The Bitcoin & Ether Equal Weight ETF, Bitcoin & Ether Market Cap Weight ETF, Bitcoin ETF, Ether ETF, Short Bitcoin ETF, Short Ether
ETF, Ultra Bitcoin ETF, Ultra Ether ETF, UltraShort Bitcoin ETF and UltraShort Ether ETF funds are consolidated with Cayman Bitcoin
& Ether Equal Weight Portfolio, Cayman Bitcoin & Ether Market Cap Weight Portfolio, Cayman Bitcoin Portfolio, Cayman Ether Portfolio,
Cayman Bitcoin Inverse Portfolio, Cayman Short Ether Portfolio, Cayman Ultra Bitcoin Portfolio, Cayman Ultra Ether, Cayman Ultrashort
Bitcoin Portfolio and Cayman UltraShort Ether Portfolio, respectively.

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1 Consolidated Schedule of Portfolio
Investments
12 Consolidated Statements of Assets
and Liabilities
15 Consolidated Statements of
Operations
18 Cosolidated Statements of Changes
in Net Assets
23 Consolidated Financial Highlights
30 Notes to Financial Statements
47 Miscellaneous Information
49 Form N-CSR – Items 8-11

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 1
PROSHARES TRUST
CONSOLIDATED SCHEDULE
OF PORTFOLIO INVESTMENTS

BITCOIN & ETHER EQUAL WEIGHT ETF :: NOVEMBER 30, 2024 (UNAUDITED)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
2
BETE
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 61 .4%
Repurchase Agreements (a) — 61 .4%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $6,854,960
(Cost $6,852,413) $ 6,852,413
$ 6,852,413
Total Investments — 61.4%
(Cost $6,852,413) 6,852,413
Other assets less liabilities — 38.6% 4,307,565
Net Assets — 100.0% $ 11,159,978
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 22,913
Aggregate gross unrealized depreciation (88,395)
Net unrealized depreciation $ (65,482)
Federal income tax cost $ 6,852,413
Futures Contracts Purchased
Bitcoin & Ether Equal Weight ETF had the following open long futures contracts as of November 30, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation /
(Depreciation)
AAAAAA
CME Bitcoin 11 12/27/2024 U.S. Dollar $ 5,410,075 $ 22,913
CME Ether 32 12/27/2024 U.S. Dollar 5,825,600 (88,395)
$ (65,482)

NOVEMBER 30, 2024 (UNAUDITED) :: BITCOIN & ETHER MARKET CAP WEIGHT ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
3
BETH
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 62 .6%
Repurchase Agreements (a) — 62 .6%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $8,048,260
(Cost $8,045,271) $ 8,045,271
$ 8,045,271
Total Investments — 62.6%
(Cost $8,045,271) 8,045,271
Other assets less liabilities — 37.4% 4,798,274
Net Assets — 100.0% $ 12,843,545
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 43,743
Aggregate gross unrealized depreciation (38,673)
Net unrealized appreciation $ 5,070
Federal income tax cost $ 8,045,271
Futures Contracts Purchased
Bitcoin & Ether Market Cap Weight ETF had the following open long futures contracts as of November 30, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation /
(Depreciation)
AAAAAA
CME Bitcoin 21 12/27/2024 U.S. Dollar $ 10,328,325 $ 43,743
CME Ether 14 12/27/2024 U.S. Dollar 2,548,700 (38,673)
$ 5,070

BITCOIN ETF :: NOVEMBER 30, 2024 (UNAUDITED)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
4
BITO
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 65 .7%
Repurchase Agreements (a) — 7 .7%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$211,496,751
(Cost $211,418,175) $ 211,418,175
$ 211,418,175
U.S. Treasury Obligations — 58 .0%
U.S. Treasury Bills
4.46%, 2/6/2025 (b)
(Cost $1,586,870,791) 1,600,000,000 1,587,107,999
Total Short-Term Investments
(Cost $1,798,288,966) 1,798,526,174
Total Investments — 65.7%
(Cost $1,798,288,966) 1,798,526,174
Other assets less liabilities — 34.3% 938,658,719
Net Assets — 100.0% $ 2,737,184,893
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 5,842,356
Aggregate gross unrealized depreciation (14,730,021)
Net unrealized depreciation $ (8,887,665)
Federal income tax cost $ 1,798,288,966
Futures Contracts Purchased
Bitcoin ETF had the following open long futures contracts as of November 30, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 5,149 12/27/2024 U.S. Dollar $ 2,532,406,925 $ (14,730,021)
Swap Agreements
a
Bitcoin ETF had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
99,548,910 12/19/2024
Societe
Generale 1.00%
S&P CME Bitcoin
Futures Index 5,605,148 (5,334,567) (140,897) 129,684
99,548,910 5,605,148
Total Unrealized
Appreciation
5,605,148
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Consolidated
Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its
Consolidated Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Consolidated
Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: ETHER ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
5
EETH
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 61 .6%
Repurchase Agreements (a) — 40 .8%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$38,995,331
(Cost $38,980,843) $ 38,980,843
$ 38,980,843
U.S. Treasury Obligations — 20 .8%
U.S. Treasury Bills
4.47%, 2/6/2025 (b)
(Cost $19,835,459) 20,000,000 19,838,850
Total Short-Term Investments
(Cost $58,816,302) 58,819,693
Total Investments — 61.6%
(Cost $58,816,302) 58,819,693
Other assets less liabilities — 38.4% 36,623,742
Net Assets — 100.0% $ 95,443,435
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,249,275
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 4,249,275
Federal income tax cost $ 58,816,302
Futures Contracts Purchased
Ether ETF had the following open long futures contracts as of November 30, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
CME Ether 524 12/27/2024 U.S. Dollar $ 95,394,200 $ 4,245,884

SHORT BITCOIN ETF :: NOVEMBER 30, 2024 (UNAUDITED)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
6
BITI
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 65 .4%
Repurchase Agreements (a) — 45 .5%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$45,380,354
(Cost $45,363,496) $ 45,363,496
$ 45,363,496
U.S. Treasury Obligations — 19 .9%
U.S. Treasury Bills
4.47%, 2/6/2025 (b)
(Cost $19,835,459) 20,000,000 19,838,850
Total Short-Term Investments
(Cost $65,198,955) 65,202,346
Total Investments — 65.4%
(Cost $65,198,955) 65,202,346
Other assets less liabilities — 34.6% 34,466,824
Net Assets — 100.0% $ 99,669,170
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of November 30, 2024.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,391
Aggregate gross unrealized depreciation (1,080,022)
Net unrealized depreciation $ (1,076,631)
Federal income tax cost $ 65,198,955
Futures Contracts Sold
Short Bitcoin ETF had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
CME Bitcoin 202 12/27/2024 U.S. Dollar $ 99,348,650 $ (1,080,022)

NOVEMBER 30, 2024 (UNAUDITED) :: SHORT ETHER ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
7
SETH
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 66 .0%
Repurchase Agreements (a) — 66 .0%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $2,900,389
(Cost $2,899,311) $ 2,899,311
$ 2,899,311
Total Investments — 66.0%
(Cost $2,899,311) 2,899,311
Other assets less liabilities — 34.0% 1,494,033
Net Assets — 100.0% $ 4,393,344
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 64,019
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 64,019
Federal income tax cost $ 2,899,311
Futures Contracts Sold
Short Ether ETF had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Ether 23 12/27/2024 U.S. Dollar $ 4,187,150 $ 63,012
CME Micro Ether 550 12/27/2024 U.S. Dollar 200,255 1,007
$ 64,019

ULTRA BITCOIN ETF :: NOVEMBER 30, 2024 (UNAUDITED)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
8
BITU
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 11.7%
Repurchase Agreements (a) — 11.7%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$137,099,764
(Cost $137,048,827) $ 137,048,827
$ 137,048,827
Total Investments — 11.7%
(Cost $137,048,827) 137,048,827
Other assets less liabilities — 88.3% 1,038,910,145
Net Assets — 100.0% $ 1,175,958,972
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 226,929,481
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 226,929,481
Federal income tax cost $ 137,048,827
Futures Contracts Purchased
Ultra Bitcoin ETF had the following open long futures contracts as of November 30, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
CME Bitcoin 3,034 12/27/2024 U.S. Dollar $ 1,492,197,050 $ 6,000,086
Swap Agreements
a
Ultra Bitcoin ETF had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
105,968,694 12/19/2024
Barclays
Capital 8.58% iShares Bitcoin Trust 4,528,339 (4,310,353) (217,986) —
422,726,959 1/5/2026
Goldman Sachs
International 7.58% iShares Bitcoin Trust 122,708,172 (122,708,172) — —
337,198,498 11/6/2025 Nomura 6.73% iShares Bitcoin Trust 93,692,884 (93,692,884) — —
865,894,151 220,929,395
Total Unrealized
Appreciation
220,929,395
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Consolidated
Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its
Consolidated Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Consolidated
Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRA ETHER ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
9
ETHT
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 16 .5%
Repurchase Agreements (a) — 16 .5%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%,
dated 11/29/2024, due
12/2/2024, total to be received
$25,028,593
(Cost $25,019,294) $ 25,019,294
$ 25,019,294
Total Investments — 16.5%
(Cost $25,019,294) 25,019,294
Other assets less liabilities — 83.5% 126,875,457
Net Assets — 100.0% $ 151,894,751
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 10,743,368
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 10,743,368
Federal income tax cost $ 25,019,294
Futures Contracts Purchased
Ultra Ether ETF had the following open long futures contracts as of November 30, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
CME Ether 1,670 12/27/2024 U.S. Dollar $ 304,023,500 $ 10,743,368

ULTRASHORT BITCOIN ETF :: NOVEMBER 30, 2024 (UNAUDITED)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
10
SBIT
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 8 .2%
Repurchase Agreements (a) — 8 .2%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $4,276,383
(Cost $4,274,794) $ 4,274,794
$ 4,274,794
Total Investments — 8.2%
(Cost $4,274,794) 4,274,794
Other assets less liabilities — 91.8% 48,031,575
Net Assets — 100.0% $ 52,306,369
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (21,106,265)
Net unrealized depreciation $ (21,106,265)
Federal income tax cost $ 4,274,794
Futures Contracts Sold
UltraShort Bitcoin ETF had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
CME Bitcoin 27 12/27/2024 U.S. Dollar $ 13,279,275 $ (52,974)
Swap Agreements
a
UltraShort Bitcoin ETF had the following open non-exchange traded total return swap agreements as of November 30, 2024:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(14,537,400) 12/19/2024
Barclays
Capital (7.58)% iShares Bitcoin Trust (625,849) — 625,849 —
(35,934,422) 1/5/2026
Goldman Sachs
International (4.58)% iShares Bitcoin Trust (8,756,478) — 8,756,478 —
(40,403,286) 11/6/2025 Nomura (4.08)% iShares Bitcoin Trust (11,670,964) — 11,670,964 —
(90,875,108) (21,053,291)
Total Unrealized
Depreciation
(21,053,291)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Consolidated
Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its
Consolidated Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Consolidated
Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2024 (UNAUDITED) :: ULTRASHORT ETHER ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
11
ETHD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 1 .5%
Repurchase Agreements (a) — 1 .5%
Repurchase Agreements
with various counterparties,
rates 4.15% - 4.58%, dated
11/29/2024, due 12/2/2024,
total to be received $56,383
(Cost $56,362) $ 56,362
$ 56,362
Total Investments — 1.5%
(Cost $56,362) 56,362
Other assets less liabilities — 98.5% 3,609,918
Net Assets — 100.0% $ 3,666,280
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2024, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 105,050
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 105,050
Federal income tax cost $ 56,362
Futures Contracts Sold
UltraShort Ether ETF had the following open short futures contracts as of November 30, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Ether 38 12/27/2024 U.S. Dollar $ 6,917,900 $ 104,106
CME Micro Ether 720 12/27/2024 U.S. Dollar 262,152 944
$ 105,050

12 :: NOVEMBER 30, 2024 (UNAUDITED) :: CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
CONSOLIDATED STATEMENTS OF ASSETS
AND LIABILITIES

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2024 (UNAUDITED) :: 13
PROSHARES TRUST
See accompanying notes to the financial statements.
Bitcoin &
Ether Equal
Weight ETF
Bitcoin &
Ether Market
Cap Weight
ETF Bitcoin ETF Ether ETF
Short Bitcoin
ETF
ASSETS:
Securities and Repurchase Agreements, at cost $ 6,852,413 $ 8,045,271 $ 1,798,288,966 $ 58,816,302 $ 65,198,955
Securities, at value — — 1,587,107,999 19,838,850 19,838,850
Repurchase Agreements, at value 6,852,413 8,045,271 211,418,175 38,980,843 45,363,496
Cash 1,195,316 1,286,158 145,206,664 9,305,857 8,536,189
Segregated cash balances with brokers for futures
contracts 3,158,481 3,483,650 731,044,155 28,332,366 26,228,044
Segregated cash balances with custodian for swap
agreements — — 37,562,897 — —
Interest receivable 6,913 8,009 1,600,287 62,221 53,671
Receivable from Authorized Participant — 24,978 — — —
Receivable for capital shares issued — — 30,064,674 — —
Receivable for variation margin on futures contracts — 5,393 41,843,359 — 12,796
Unrealized appreciation on non-exchange traded swap
agreements — — 5,605,148 — —
Total Assets 11,213,123 12,853,459 2,791,453,358 96,520,137 100,033,046
LIABILITIES:
Payable for capital shares redeemed — — 52,272,136 — —
Payable to Advisor 8,203 9,830 1,970,565 62,572 68,170
Trustee fees payable 42 53 13,081 499 455
Compliance services fees payable 21 31 12,683 319 617
Payable for variation margin on futures contracts 44,879 — — 1,013,312 294,634
Total Liabilities 53,145 9,914 54,268,465 1,076,702 363,876
NET ASSETS
$ 11,159,978 $ 12,843,545 $ 2,737,184,893 $ 95,443,435 $ 99,669,170
NET ASSETS CONSIST OF:
Paid in Capital $ 9,298,862 $ 9,743,802 $ 2,850,274,565 $ 115,208,918 $ 274,790,235
Distributable earnings (loss) 1,861,116 3,099,743 (113,089,672) (19,765,483) (175,121,065)
NET ASSETS
$ 11,159,978 $ 12,843,545 $ 2,737,184,893 $ 95,443,435 $ 99,669,170
Shares (unlimited number of shares authorized, no par
value) 130,000 140,000 104,730,001 1,330,000 4,287,879
Net Asset Value $ 85.85 $ 91.74 $ 26.14 $ 71.76 $ 23.24

14 :: NOVEMBER 30, 2024 (UNAUDITED) :: CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Short Ether
ETF
Ultra Bitcoin
ETF
Ultra Ether
ETF
UltraShort
Bitcoin ETF
UltraShort
Ether ETF
ASSETS:
Securities and Repurchase Agreements, at cost $ 2,899,311 $ 137,048,827 $ 25,019,294 $ 4,274,794 $ 56,362
Securities, at value — — — — —
Repurchase Agreements, at value 2,899,311 137,048,827 25,019,294 4,274,794 56,362
Cash 144,840 23,575,219 8,708,707 9,821,904 93,946
Segregated cash balances with brokers for futures
contracts 1,303,491 592,304,532 119,006,749 5,293,651 2,879,611
Segregated cash balances with custodian for swap
agreements — 266,136,850 — 54,457,427 —
Interest receivable 2,084 950,470 179,406 11,033 9,397
Receivable for investments sold — — — — 7,962
Receivable for capital shares issued — 6,726,920 2,703,046 — —
Receivable for variation margin on futures contracts 46,289 — — — 622,724
Unrealized appreciation on non-exchange traded swap
agreements — 220,929,395 — — —
Total Assets 4,396,015 1,247,672,213 155,617,202 73,858,809 3,670,002
LIABILITIES:
Payable to Advisor 2,638 756,214 70,000 33,292 3,689
Trustee fees payable 18 2,234 122 138 27
Compliance services fees payable 15 705 25 45 6
Payable for variation margin on futures contracts — 70,954,088 3,652,304 465,674 —
Unrealized depreciation on non-exchange traded swap
agreements — — — 21,053,291 —
Total Liabilities 2,671 71,713,241 3,722,451 21,552,440 3,722
NET ASSETS
$ 4,393,344 $ 1,175,958,972 $ 151,894,751 $ 52,306,369 $ 3,666,280
NET ASSETS CONSIST OF:
Paid in Capital $ 6,512,901 $ 653,455,584 $ 115,894,286 $ 88,073,084 $ 8,846,731
Distributable earnings (loss) (2,119,557) 522,503,388 36,000,465 (35,766,715) (5,180,451)
NET ASSETS
$ 4,393,344 $ 1,175,958,972 $ 151,894,751 $ 52,306,369 $ 3,666,280
Shares (unlimited number of shares authorized, no par
value) 300,001 20,980,001 5,620,000 4,540,001 170,000
Net Asset Value $ 14.64 $ 56.05 $ 27.03 $ 11.52 $ 21.57

CONSOLIDATED STATEMENTS OF OPERATIONS :: NOVEMBER 30, 2024 (UNAUDITED) :: 15
PROSHARES TRUST
CONSOLIDATED STATEMENTS OF
OPERATIONS

16 :: NOVEMBER 30, 2024 (UNAUDITED) :: CONSOLIDATED STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements.
Bitcoin & Ether
Equal Weight
ETF
Bitcoin & Ether
Market Cap
Weight ETF Bitcoin ETF Ether ETF
Short Bitcoin
ETF
Six Months
Ended
November 30,
2024
Six Months
Ended
November 30,
2024
Six Months
Ended
November 30,
2024
Six Months
Ended
November 30,
2024
Six Months
Ended
November 30,
2024
INVESTMENT INCOME:
Interest $ 141,120 $ 182,812 $ 44,608,766 $ 1,804,847 $ 1,508,530
Total Investment Income 141,120 182,812 44,608,766 1,804,847 1,508,530
EXPENSES:
Advisory fees (Note 4) 32,149 41,901 9,468,339 397,104 338,213
Trustees fees (Note 5) 57 76 18,420 802 665
Compliance services fees (Note 4) 14 20 4,706 235 176
Interest expense 2,252 2,563 — 28,429 15,257
Total Gross Expenses before fees waived and/or
reimbursed 34,472 44,560 9,491,465 426,570 354,311
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (2,252) (2,563) — (28,429) —
Total Net Expenses   32,220 41,997 9,491,465 398,141 354,311
Net Investment Income (Loss) 108,900 140,815 35,117,301 1,406,706 1,154,219
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 49 55 9,222 1,415 598
Expiration or closing of futures contracts 2,439,238 3,284,707 787,267,196 (17,534,489) (26,292,639)
Expiration or closing of non-exchange traded swap
agreements — — 25,292,182 — —
Net realized gain (loss) 2,439,287 3,284,762 812,568,600 (17,533,074) (26,292,041)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments — — (63,344) 3,391 3,391
Futures contracts (21,243) 109,145 (17,266,723) 4,270,233 (1,768,890)
Non-exchange traded swap agreements — — 1,470,013 — —
Change in net unrealized appreciation/depreciation (21,243) 109,145 (15,860,054) 4,273,624 (1,765,499)
Net realized and unrealized gain (loss) 2,418,044 3,393,907 796,708,546 (13,259,450) (28,057,540)
Change in Net Assets Resulting from Operations $ 2,526,944 $ 3,534,722 $ 831,825,847 $ (11,852,744) $ (26,903,321)

CONSOLIDATED STATEMENTS OF OPERATIONS :: NOVEMBER 30, 2024 (UNAUDITED) :: 17
PROSHARES TRUST
See accompanying notes to the financial statements.
Short Ether ETF Ultra Bitcoin ETF Ultra Ether ETF
UltraShort
Bitcoin ETF
UltraShort Ether
ETF
Six Months
Ended
November 30,
2024
Six Months
Ended
November 30,
2024
June 6, 2024
*
through
November 30,
2024
Six Months
Ended
November 30,
2024
June 6, 2024
*
through
November 30,
2024
INVESTMENT INCOME:
Interest $ 70,527 $ 4,386,279 $ 498,688 $ 189,106 $ 76,409
Total Investment Income 70,527 4,386,279 498,688 189,106 76,409
EXPENSES:
Advisory fees (Note 4) 15,809 2,119,848 141,161 121,262 20,397
Trustees fees (Note 5) 35 3,108 149 191 33
Compliance services fees (Note 4) 12 696 25 44 6
Interest expense 606 42,823 6,041 694 718
Total Gross Expenses before fees waived and/or
reimbursed 16,462 2,166,475 147,376 122,191 21,154
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (606) — (7,519) — —
Total Net Expenses   15,856 2,166,475 139,857 122,191 21,154
Net Investment Income (Loss) 54,671 2,219,804 358,831 66,915 55,255
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (3) 513 (122) (18) (15)
Expiration or closing of futures contracts (125,370) 251,299,668 25,623,897 (7,885,432) (4,944,999)
Expiration or closing of non-exchange traded swap
agreements — 66,761,398 — (9,530,596) —
Net realized gain (loss) (125,373) 318,061,579 25,623,775 (17,416,046) (4,945,014)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments — (6,026) — — —
Futures contracts 89,872 8,420,958 10,743,368 (52,974) 105,050
Non-exchange traded swap agreements — 219,051,134 — (18,036,144) —
Change in net unrealized appreciation/depreciation 89,872 227,466,066 10,743,368 (18,089,118) 105,050
Net realized and unrealized gain (loss) (35,501) 545,527,645 36,367,143 (35,505,164) (4,839,964)
Change in Net Assets Resulting from Operations $ 19,170 $ 547,747,449 $ 36,725,974 $ (35,438,249) $ (4,784,709)
* Commencement of investment operations.

18 :: NOVEMBER 30, 2024 (UNAUDITED) :: CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
CONSOLIDATED STATEMENTS OF CHANGES
IN NET ASSETS

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS :: NOVEMBER 30, 2024 (UNAUDITED) :: 19
PROSHARES TRUST
See accompanying notes to the financial statements.
Bitcoin & Ether Equal Weight ETF
Bitcoin & Ether Market Cap Weight
ETF Bitcoin ETF
Six Months
Ended November
30, 2024
(Unaudited)
September 29,
2023
*
through May 31,
2024
Six Months
Ended November
30, 2024
(Unaudited)
September 29,
2023
*
through May 31,
2024
Six Months
Ended November
30, 2024
(Unaudited)
Year Ended May
31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 108,900 $ 78,914 $ 140,815 $ 107,956 $ 35,117,301 $ 61,733,415
Net realized gain (loss) 2,439,287 1,925,434 3,284,762 2,840,875 812,568,600 1,253,543,285
Change in net unrealized
appreciation/depreciation (21,243) (44,239) 109,145 (104,075) (15,860,054) 30,811,852
Change in net assets resulting
from operations 2,526,944 1,960,109 3,534,722 2,844,756 831,825,847 1,346,088,552
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings (272,880) (500,993) (907,536) (685,877) (694,100,342) (473,264,643)
Tax return of capital (77,373) — — — — —
Total distributions (350,253) (500,993) (907,536) (685,877) (694,100,342) (473,264,643)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 8,500,095 4,605,590 3,919,853 6,899,016 1,890,986,072 2,496,095,742
Cost of shares redeemed (5,128,536) (851,878) (1,844,721) (1,314,268) (1,370,700,494) (2,180,988,858)
Change in net assets resulting
from capital transactions 3,371,559 3,753,712 2,075,132 5,584,748 520,285,578 315,106,884
Change in net assets 5,548,250 5,212,828 4,702,318 7,743,627 658,011,083 1,187,930,793
NET ASSETS:
Beginning of period $ 5,611,728 $ 398,900 $ 8,141,227 $ 397,600 $ 2,079,173,810 $ 891,243,017
End of period $ 11,159,978 $ 5,611,728 $ 12,843,545 $ 8,141,227 $ 2,737,184,893 $ 2,079,173,810
SHARE TRANSACTIONS:
Beginning of period 70,000 10,000 100,000 10,000 76,100,001 57,380,001
Issued 130,000 70,000 60,000 110,000 91,750,000 115,630,000
Redeemed (70,000) (10,000) (20,000) (20,000) (63,120,000) (96,910,000)
Shares outstanding, end of
period 130,000 70,000 140,000 100,000 104,730,001 76,100,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 7 to the Financial Statements.

20 :: NOVEMBER 30, 2024 (UNAUDITED) :: CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ether ETF Short Bitcoin ETF Short Ether ETF
Six Months
Ended November
30, 2024
(Unaudited)
September 29,
2023
*
through May 31,
2024
Six Months
Ended November
30, 2024
(Unaudited)
Year Ended May
31, 2024
Six Months
Ended November
30, 2024
(Unaudited)
November 1,
2023
*
through May 31,
2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 1,406,706 $ 909,276 $ 1,154,219 $ 2,741,552 $ 54,671 $ 42,500
Net realized gain (loss) (17,533,074) 21,526,377 (26,292,041) (75,217,750) (125,373) (1,600,922)
Change in net unrealized
appreciation/depreciation 4,273,624 (24,349) (1,765,499) 1,711,252 89,872 (25,853)
Change in net assets resulting
from operations (11,852,744) 22,411,304 (26,903,321) (70,764,946) 19,170 (1,584,275)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — (1,569,850) # (945,599) (2,221,531) (47,933) (16,047)
Tax return of capital (4,946,367) (1,282,926) # — — — —
Total distributions (4,946,367) (2,852,776) (945,599) (2,221,531) (47,933) (16,047)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 34,463,517 101,653,423 171,526,413 280,756,570 7,122,235 10,737,031
Cost of shares redeemed (24,426,635) (19,407,887) (122,755,628) (228,889,524) (9,625,028) (2,211,809)
Change in net assets resulting
from capital transactions 10,036,882 82,245,536 48,770,785 51,867,046 (2,502,793) 8,525,222
Change in net assets (6,762,229) 101,804,064 20,921,865 (21,119,431) (2,531,556) 6,924,900
NET ASSETS:
Beginning of period $ 102,205,664 $ 401,600 $ 78,747,305 $ 99,866,736 $ 6,924,900 $ —
End of period $ 95,443,435 $ 102,205,664 $ 99,669,170 $ 78,747,305 $ 4,393,344 $ 6,924,900
SHARE TRANSACTIONS:
Beginning of period 1,250,000 10,000 2,084,000
(b)
924,000
(b)
410,001 —
Issued 530,000 1,530,000 5,518,000
(b)
4,996,000
(b)
390,000 540,001
Redeemed (450,000) (290,000) (3,314,121)
(b)
(3,836,000)
(b)
(500,000) (130,000)
Shares outstanding, end of
period 1,330,000 1,250,000 4,287,879 2,084,000
(b)
300,001 410,001
* Commencement of investment operations.
# Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2024.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 7 to the Financial Statements.
(b) As described in Note 10, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 7, 2024.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS :: NOVEMBER 30, 2024 (UNAUDITED) :: 21
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Bitcoin ETF Ultra Ether ETF UltraShort Bitcoin ETF
Six Months
Ended November
30, 2024
(Unaudited)
April 1, 2024
*
through May 31,
2024
June 6, 2024
*
through
November 30,
2024
(Unaudited)
Six Months
Ended November
30, 2024
(Unaudited)
April 1, 2024
*
through May 31,
2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 2,219,804 $ 296,444 $ 358,831 $ 66,915 $ 23,819
Net realized gain (loss) 318,061,579 1,343,157 25,623,775 (17,416,046) 1,144,718
Change in net unrealized appreciation/
depreciation 227,466,066 (536,585) 10,743,368 (18,089,118) (3,017,147)
Change in net assets resulting from
operations 547,747,449 1,103,016 36,725,974 (35,438,249) (1,848,610)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings (347,842) (61,241) (1,218) (30,198) (6,251)
Tax return of capital — — — (3,402) —
Total distributions (347,842) (61,241) (1,218) (33,600) (6,251)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 721,989,280 227,130,875 124,907,063 172,088,653 22,968,613
Cost of shares redeemed (310,370,927) (11,231,638) (10,134,168) (94,799,698) (10,624,489)
Change in net assets resulting from capital
transactions 411,618,353 215,899,237 114,772,895 77,288,955 12,344,124
Change in net assets 959,017,960 216,941,012 151,497,651 41,817,106 10,489,263
NET ASSETS:
Beginning of period $ 216,941,012 $ — $ 397,100 $ 10,489,263 $ —
End of period $ 1,175,958,972 $ 216,941,012 $ 151,894,751 $ 52,306,369 $ 10,489,263
SHARE TRANSACTIONS:
Beginning of period 6,210,001 — 10,000 280,001 —
Issued 23,740,000 6,550,001 6,240,000 7,990,000 550,001
Redeemed (8,970,000) (340,000) (630,000) (3,730,000) (270,000)
Shares outstanding, end of period 20,980,001 6,210,001 5,620,000 4,540,001 280,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 7 to the Financial Statements.

22 :: NOVEMBER 30, 2024 (UNAUDITED) :: CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Ether
ETF
June 6, 2024
*
through
November 30,
2024
(Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 55,255
Net realized gain (loss) (4,945,014)
Change in net unrealized appreciation/depreciation 105,050
Change in net assets resulting from operations (4,784,709)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings (256,404)
Total distributions (256,404)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 24,707,746
Cost of shares redeemed (16,401,453)
Change in net assets resulting from capital transactions 8,306,293
Change in net assets 3,265,180
NET ASSETS:
Beginning of period $ 401,100
End of period $ 3,666,280
SHARE TRANSACTIONS:
Beginning of period 10,000
Issued 460,000
Redeemed (300,000)
Shares outstanding, end of period 170,000
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 7 to the Financial Statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS :: 23
PROSHARES TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS

24 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Bitcoin & Ether Equal Weight ETF
Six Months ended
November 30,
2024 (Unaudited)
$ 80 .17 $ 1 .05 $ 9 .44 $ 0 .01 $ 10 .50 $ ( 4 .08 ) $ — $ ( 0 .74 ) $ ( 4 .82 ) $ 85 .85 14 .35% 14 .35% 1 .02% (m) 0 .95% (m) 3 .15% 3 .22% $ 11,160 N/A
September 29,
2023* through May
31, 2024
39 .89 1 .67 46 .11 0 .01 47 .79 ( 7 .51 ) — — ( 7 .51 ) 80 .17 122 .96 123 .38 1 .01 (j) 0 .95 (j) 3 .56 3 .62 5,612 N/A
Bitcoin & Ether Market Cap Weight ETF
Six Months ended
November 30,
2024 (Unaudited)
81 .41 1 .09 17 .57 — (h) 18 .66 ( 8 .33 ) — — ( 8 .33 ) 91 .74 26 .70 26 .53 1 .01 (j) 0 .95 (j) 3 .13 3 .19 12,844 N/A
September 29,
2023* through May
31, 2024
39 .76 1 .70 48 .07 0 .01 49 .78 ( 8 .13 ) — — ( 8 .13 ) 81 .41 127 .76 128 .49 1 .00 (k) 0 .95 (k) 3 .53 3 .58 8,141 N/A
*
Commencement of investment operations.

25 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Bitcoin ETF
Six Months ended
November 30,
2024 (Unaudited)
$ 27 .32 $ 0 .37 $ 6 .46 $ — (h) $ 6 .83 $ ( 8 .01 ) $ — $ — $ ( 8 .01 ) $ 26 .14 39 .51% 39 .75% 0 .95% 0 .95% 3 .52% 3 .52% $ 2,737,185 N/A
Year ended
May 31, 2024
15 .53 0 .80 16 .86 0 .01 17 .67 ( 5 .88 ) — — ( 5 .88 ) 27 .32 129 .88 129 .71 0 .95 0 .95 3 .82 3 .82 2,079,174 N/A
Year ended
May 31, 2023
19 .66 0 .16 ( 3 .16 ) — (h) ( 3 .00 ) ( 1 .13 ) — — ( 1 .13 ) 15 .53 ( 15 .27 ) ( 15 .21 ) 0 .95 0 .95 1 .20 1 .20 891,243 N/A
October 18, 2021*
through May 31,
2022
40 .00 ( 0 .15 ) ( 20 .20 ) 0 .01 ( 20 .34 ) — — — — 19 .66 ( 50 .85 ) ( 50 .93 ) 0 .96 0 .96 ( 0 .88 ) ( 0 .88 ) 823,923 N/A
Ether ETF
Six Months ended
November 30,
2024 (Unaudited)
81 .76 1 .01 ( 7 .35 ) — (h) ( 6 .34 ) — (h) — ( 3 .66 ) ( 3 .66 ) 71 .76 ( 7 .85 ) ( 7 .94 ) 1 .02 (m) 0 .95 (m) 3 .30 3 .36 95,443 N/A
September 29,
2023* through May
31, 2024
40 .16 1 .65 43 .42 0 .02 45 .09 ( 1 .92 ) # — ( 1 .57 ) # ( 3 .49 ) 81 .76 114 .09 114 .26 1 .00 (k) 0 .95 (k) 3 .55 3 .61 102,206 N/A
*
Commencement of investment operations.

26 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Short Bitcoin ETF
Six Months ended
November 30,
2024 (Unaudited)
(n)
$ 37 .79 $ 0 .14 $ ( 14 .59 ) $ — (h) $ ( 14 .45 ) $ ( 0 .10 ) $ — $ — $ ( 0 .10 ) $ 23 .24 ( 37 .68 ) % ( 37 .55 ) % 1 .00% (o) 1 .00% (o) 3 .24% 3 .24% $ 99,669 N/A
Year ended
May 31, 2024
(n)
108 .08 2 .19 ( 70 .27 ) 0 .04 ( 68 .04 ) ( 2 .25 ) — — ( 2 .25 ) 37 .79 ( 64 .05 ) ( 64 .09 ) 1 .03 (l) 0 .99 (l) 3 .49 3 .54 78,747 N/A
June 19, 2022*
through May 31,
2023
(n)
202 .75 1 .41 ( 95 .72 ) 0 .09 ( 94 .22 ) ( 0 .45 ) — — ( 0 .45 ) 108 .08 ( 46 .52 ) ( 46 .53 ) 1 .33 0 .95 0 .64 1 .02 99,867 N/A
Short Ether ETF
Six Months ended
November 30,
2024 (Unaudited)
16 .89 0 .32 ( 2 .25 ) 0 .01 ( 1 .92 ) ( 0 .33 ) — — ( 0 .33 ) 14 .64 ( 11 .88 ) ( 11 .52 ) 0 .99 (o) 0 .95 (o) 3 .25 3 .29 4,393 N/A
November 1,
2023* through May
31, 2024
40 .00 0 .45 ( 23 .29 ) 0 .01 ( 22 .83 ) ( 0 .28 ) — — ( 0 .28 ) 16 .89 ( 57 .35 ) ( 57 .42 ) 1 .03 (m) 0 .95 (m) 3 .60 3 .67 6,925 N/A
*
Commencement of investment operations.

27 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Ultra Bitcoin ETF
Six Months ended
November 30,
2024 (Unaudited)
$ 34 .93 $ 0 .16 $ 20 .99 $ 0 .01 $ 21 .16 $ ( 0 .04 ) $ — $ — $ ( 0 .04 ) $ 56 .05 60 .66% 60 .71% 0 .97% (p) 0 .97% (p) 0 .99% 0 .99% $ 1,175,959 N/A
April 1, 2024*
through May 31,
2024
40 .00 0 .08 ( 5 .14 ) (i) 0 .01 ( 5 .05 ) ( 0 .02 ) — — ( 0 .02 ) 34 .93 ( 12 .64 ) ( 12 .55 ) 0 .95 0 .95 1 .41 1 .41 216,941 N/A
Ultra Ether ETF
June 6, 2024*
through November
30, 2024
(Unaudited)
39 .71 0 .22 ( 12 .91 ) (i) 0 .01 ( 12 .68 ) — (h) — — — (h) 27 .03 ( 31 .93 ) ( 31 .78 ) 0 .99 (q) 0 .94 (q) 2 .36 2 .41 151,895 N/A
*
Commencement of investment operations.

28 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
NOVEMBER 30, 2024 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
UltraShort Bitcoin ETF
Six Months ended
November 30,
2024 (Unaudited)
$ 37 .46 $ 0 .07 $ ( 25 .95 ) $ 0 .03 $ ( 25 .85 ) $ ( 0 .09 ) $ — $ — (h) $ ( 0 .09 ) $ 11 .52 ( 69 .17 ) % ( 69 .18 ) % 0 .96% (r) 0 .96% (r) 0 .52% 0 .52% $ 52,306 N/A
April 1, 2024*
through May 31,
2024
40 .00 0 .11 ( 2 .64 ) 0 .02 ( 2 .51 ) ( 0 .03 ) — — ( 0 .03 ) 37 .46 ( 6 .30 ) ( 6 .28 ) 0 .95 0 .95 1 .55 1 .55 10,489 N/A
UltraShort Ether ETF
June 6, 2024*
through November
30, 2024
(Unaudited)
40 .11 0 .65 ( 15 .53 ) 0 .05 ( 14 .83 ) ( 3 .71 ) — — ( 3 .71 ) 21 .57 ( 42 .83 ) ( 43 .06 ) 0 .99 (s) 0 .99 (s) 2 .57 2 .57 3,666 N/A
*
Commencement of investment operations.

CONSOLIDATED FINANCIAL HIGHLIGHTS :: 29
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
See accompanying notes to the financial statements.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes transaction fees associated with the issuance and redemption of Creation Units.
(c) Not annualized for periods less than one year.
(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.
Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(f) Annualized for periods less than one year.
(g) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts), therefore the portfolio turnover rate is not applicable to these funds.
(h) Per share amount is less than $0.005.
( i ) The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(j) Includes interest expense amounting to 0.06%. Excluding these fees, the ratio of gross expenses to average net assets and ratio of net expenses to average net assets would have been 0.95% and 0.95% respectively.
(k) Includes interest expense amounting to 0.05%. Excluding these fees, the ratio of gross expenses to average net assets and ratio of net expenses to average net assets would have been 0.95% and 0.95% respectively.
(l) Includes interest expense amounting to 0.04%. Excluding these fees, the ratio of gross expenses to average net assets and ratio of net expenses to average net assets would have been 0.99% and 0.96% respectively.
(m) Includes interest expense amounting to 0.07%. Excluding these fees, the ratio of gross expenses to average net assets and ratio of net expenses to average net assets would have been 0.95% and 0.95% respectively.
(n) Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 7, 2024.
(o) Includes interest expense amounting to 0.04%. Excluding these fees, the ratio of gross expenses to average net assets and ratio of net expenses to average net assets would have been 0.95% and 0.95% respectively.
(p) Includes interest expense amounting to 0.02%. Excluding these fees, the ratio of gross expenses to average net assets and ratio of net expenses to average net assets would have been 0.95% and 0.95% respectively.
(q) Includes interest expense amounting to 0.04%. Excluding these fees, the ratio of gross expenses to average net assets and ratio of net expenses to average net assets would have been 0.95% and 0.94% respectively.
(r) Includes interest expense amounting to 0.01%. Excluding these fees, the ratio of gross expenses to average net assets and ratio of net expenses to average net assets would have been 0.95% and 0.95% respectively.
(s) Includes interest expense amounting to 0.03%. Excluding these fees, the ratio of gross expenses to average net assets and ratio of net expenses to average net assets would have been 0.95% and 0.95% respectively.
# Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2024.

30 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 31
PROSHARES TRUST
1. Organization
ProShares Trust (the “Trust”) is registered as an open-end man-
agement investment company under the Investment Company
Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised
of 131 operational funds. These accompanying Notes to Finan-
cial Statements relate to the ProShares Bitcoin & Ether Equal
Weight ETF (formerly known as ProShares Bitcoin & Ether
Equal Weight Strategy ETF), ProShares Bitcoin & Ether Mar-
ket Cap Weight ETF (formerly known as ProShares Bitcoin &
Ether Market Cap Weight Strategy ETF), ProShares Bitcoin
ETF (formerly known as ProShares Bitcoin Strategy ETF),
ProShares Ether ETF (formerly known as ProShares Ether
Strategy ETF), ProShares Short Bitcoin ETF (formerly known
as ProShares Short Bitcoin Strategy ETF), ProShares Short
Ether ETF (formerly known as ProShares Short Ether Strategy
ETF), ProShares Ultra Bitcoin ETF, ProShares Ultra Ether ETF,
ProShares UltraShort Bitcoin ETF, and ProShares UltraShort
Ether ETF, the portfolios of the Trust included in this report
(collectively, the “Funds” and individually, a “Fund”). Each Fund qualifies as an investment company as defined in the Financial
Accounting Standards Codification Topic 946 – Financial Ser-
vices – Investment Companies. Each Fund is considered to be
“non-diversified” under the 1940 Act.
ProShares Bitcoin & Ether Equal Weight ETF, ProShares Bit-
coin & Ether Market Cap Weight ETF, ProShares Bitcoin ETF,
and ProShares Ether ETF are each actively managed ("Active-
ly Managed Funds"). ProShares Short Bitcoin ETF, ProShares
Short Ether ETF, ProShares Ultra Bitcoin ETF, ProShares Ultra
Ether ETF, ProShares UltraShort Bitcoin ETF, and ProShares
UltraShort Ether ETF each seek daily investment results, be-
fore fees and expenses, that correspond to a multiple or inverse multiple of the daily results of its underlying index.
2. Significant Accounting Policies
The net asset value per share (“NAV”) of each Fund is generally determined as of the close of the regular trading session of the exchange on which it is listed (is typically calculated as of 4:00
p.m. Eastern Time) on each business day.
The following is a summary of significant accounting policies followed by each Fund in preparation of its financial state-
ments. These policies are in conformity with U.S. generally
accepted accounting principles (“GAAP”). The preparation of
financial statements in accordance with GAAP requires man-
agement to make estimates and assumptions that affect the
reported amounts. The actual results could differ from those estimates.
Investment Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Pursuant to Rule 2a-5 (the “Rule”), the Trust’s Board of Trust-
ees (the “Board”) designated ProShare Advisors LLC (the “Ad-
visor”) the “Valuation Designee” as contemplated by the Rule.
The Valuation Designee is responsible for assessing and man-
aging valuation risks, administering the pricing and valuation guidelines approved by the Board, and overseeing pricing ser-
vices utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain pric-
es become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation
guidelines. Fair value pricing may require subjective determi-
nations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust can-
not ensure that fair values determined by the Advisor or per-
sons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.
Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level
3 in the fair value hierarchy.
The securities in the portfolio of a Fund that are listed or trad-
ed on a stock exchange or the Nasdaq Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations.
These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is princi-
pally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the securi-
ty will be valued in accordance with the pricing and valuation guidelines.
Securities regularly traded in the over-the-counter (“OTC”)
markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the Nas-
daq Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market mak-
ers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing
service, generally at the mean of the bid and asked quotes for
U.S. Treasury securities and at the bid or evaluated bid price for corporate bonds. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked pric-
es as furnished by an independent pricing service. In each of

32 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Non-exchange traded derivatives (e.g. non-exchange traded
swap agreements) are generally valued using independent
sources and/or agreement with counterparties or other proce-
dures approved by the Board and are typically categorized as
Level 2 in the fair value hierarchy.
Commodity futures contracts are generally valued at the of-
ficial futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described above may be applied.
The Funds disclose the fair value of their investments in a hi-
erarchy that distinguishes between: (1) market participant as-
sumptions which are developed based on market data obtained
from sources independent of the Funds (observable inputs) and
(2) the Funds’ own assumptions about market participant as-
sumptions which are developed based on the best information
available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1
— Quoted prices in active markets for identical assets.
Level 2
— Other significant observable inputs (including
quoted prices for similar securities, interest rates, prepay-
ment speeds, credit risk, etc.).
Level 3
— Significant unobservable inputs (including as-
sumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indi-
cate that a transaction is not orderly.
The following is a summary of the valuations as of November 30, 2024, for each Fund based upon the three levels defined above:
For the period ended November 30, 2024, there were no Level 3 securities for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 securities for the  period.
Repurchase Agreements
The Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term in-
vestments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases,
LEVEL 1 - Quoted
Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
Total
A
Futures
Contracts*
A
Repurchase
Agreements
A
Swap Agreements*
A
U.S. Treasury
Obligations
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts
and Swap
Agreements*
A
Bitcoin & Ether Equal
Weight ETF
.
$ (65,482) $ 6,852,413 $ — $ — $ 6,852,413 $ (65,482)
Bitcoin & Ether Market Cap
Weight ETF
.
5,070 8,045,271 — — 8,045,271 5,070
Bitcoin ETF
...
(14,730,021) 211,418,175 5,605,148 1,587,107,999 1,798,526,174 (9,124,873)
Ether ETF
....
4,245,884 38,980,843 — 19,838,850 58,819,693 4,245,884
Short Bitcoin ETF (1,080,022) 45,363,496 — 19,838,850 65,202,346 (1,080,022)
Short Ether ETF 64,019 2,899,311 — — 2,899,311 64,019
Ultra Bitcoin ETF 6,000,086 137,048,827 220,929,395 — 137,048,827 226,929,481
Ultra Ether ETF 10,743,368 25,019,294 — — 25,019,294 10,743,368
UltraShort Bitcoin ETF (52,974) 4,274,794 (21,053,291) — 4,274,794 (21,106,265)
UltraShort Ether ETF 105,050 56,362 — — 56,362 105,050
*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 33
PROSHARES TRUST
each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On November 30, 2024, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Reverse Repurchase Agreements
The Funds may enter into reverse repurchase agreements as
part of its investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales
by the Fund of portfolio assets for cash concurrently with an agreement by the Fund to repurchase those same assets at a
later date at a fixed price. Generally, the effect of such a trans-
action is that the Fund can recover all or most of the cash in-
vested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio
securities. Such transactions are advantageous only if the in-
terest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportu-
nities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when it will be to the Funds advantage to do so. The Funds will segregate with their custodian bank cash or liquid instru-
ments equal in value to the Funds' obligations with respect to reverse repurchase agreements.
As of November 30, 2024, the funds had no outstanding reverse repurchase agreements. The average daily balances of the re-
verse repurchase agreements and the weighted average inter-
est rates during the period ended November 30, 2024 are dis-
played in the below table.
Fund Name
A
Bank of America
Securities, Inc.,
4.15%, dated
11/29/2024 due
12/02/2024
(a)
Bank of America
Securities, Inc.,
4.58%, dated
11/29/2024 due
12/02/2024
(b)
Barclays
Capital, Inc.,
4.40%, dated
11/29/2024 due
12/02/2024
(c)
Barclays
Capital, Inc.,
4.56%, dated
11/29/2024 due
12/02/2024
(d)
ING Financial
Markets LLC,
4.58%, dated
11/29/2024 due
12/02/2024
(e)
Total
Bitcoin & Ether Equal Weight ETF
.............
$ 1,688,758
$ 2,364,262 $ 337,752 $ 1,786,138 $ 675,503 $ 6,852,413
Bitcoin & Ether Market Cap Weight ETF
.........
1,982,735
2,775,829 396,547 2,097,066 793,094 8,045,271
Bitcoin ETF
............................
52,103,424
72,944,794 10,420,685 55,107,902 20,841,370 211,418,175
Ether ETF
.............................
9,606,721
13,449,409 1,921,344 10,160,681 3,842,688 38,980,843
Short Bitcoin ETF
........................
11,179,708
15,651,591 2,235,942 11,824,372 4,471,883 45,363,496
Short Ether ETF
.........................
714,528
1,000,338 142,905 755,729 285,811 2,899,311
Ultra Bitcoin ETF
........................
33,775,304
47,285,426 6,755,061 35,722,914 13,510,122 137,048,827
Ultra Ether ETF
.........................
6,165,936
8,632,311 1,233,187 6,521,486 2,466,374 25,019,294
UltraShort Bitcoin ETF
.....................
1,053,511
1,474,915 210,702 1,114,261 421,405 4,274,794
UltraShort Ether ETF
......................
13,890
19,447 2,778 14,691 5,556 56,362
$ 118,284,515 $ 165,598,322 $ 23,656,903 $ 125,105,240 $ 47,313,806 $ 479,958,786
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2024 as follows:
(a) U.S. Treasury Bonds, 0% to 4.75%, due 1/15/2027 to 11/15/2053; U.S. Treasury Notes, 3.5% to 4.5%, due 7/15/2026 to 1/31/2031, which had an aggregate value at the Trust level of $765,000,000.
(b) U.S. Treasury Bonds, 0% to 4.5%, due 2/15/2025 to 2/15/2038; U.S. Treasury Notes, 0.25% to 4.25%, due 1/15/2025 to 6/30/2031, which had an aggregate value at the Trust level of $1,071,000,029.
(c) U.S. Treasury Notes, 1.25% to 4%, due 6/30/2028 to 1/31/2031, which had an aggregate value at the Trust level of $153,000,020.
(d) U.S. Treasury Notes, 4.38%, due 11/30/2028, which had an aggregate value at the Trust level of $809,112,813.
(e) U.S. Treasury Bills, 0%, due 3/20/2025 to 11/28/2025; U.S. Treasury Bonds, 0.75% to 4.5%, due 1/15/2029 to 11/15/2054, which had an aggregate value at the Trust level of $306,000,081.
Fund Name
a
Average Daily Balance
a
Weighted Average
Interest Rate
a
Bitcoin & Ether Equal Weight ETF ........................................ $ 86,260 5.14%
Bitcoin & Ether Market Cap Weight ETF ................................... 98,271 5.13
Bitcoin ETF ......................................................... 19,604,340 5.24
(a)
Ether ETF .......................................................... 1,064,522 5.25

34 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Debt Instruments
The Funds may invest in debt instruments, including U.S. gov-
ernment securities; Foreign and U.S. investment grade corpo-
rate debt securities.
Accounting for Derivatives Instruments
In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive approach to investing that is designed to track the per-
formance of the Fund’s underlying index or benchmark. Each
such Fund attempts to achieve its investment objective by in-
vesting all, or substantially all, of its assets in investments that make up its index or in financial instruments that provide sim-
ilar exposure.
In connection with its management, the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity
Pools are commodity pools under the Commodity Exchange
Act (the "CEA"). Accordingly, the Advisor is subject to registra-
tion and regulation as a CPO under the CEA, and must com-
ply with various regulatory requirements under the CEA and
the rules and regulations of the Commodity Futures Trading
Commission ("CFTC") and the National Futures Association
("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with
these regulatory requirements could adversely affect the Com-
modity Pools' total return. In this regard, any further amend-
ment to the CEA or its related regulations that subject the
Advisor or the Commodity Pools to additional regulation may
have adverse impacts on the Commodity Pools' operations and
expenses.
All open derivative positions at period end are reflected on each respective Fund’s Consolidated Schedule of Portfolio In-
vestments. The Funds utilized a varying level of derivative in-
struments in conjunction with investment securities in seek-
ing to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each
Fund transacts derivative contracts in order to achieve the ap-
propriate exposure to meet its investment objective, the vol-
ume of these open positions relative to the net assets of each respective Fund at the date of this report is generally represen-
tative of open positions throughout the reporting period.
For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master net-
ting arrangements or similar agreements in the Consolidated
Statement of Assets and Liabilities. Information concerning
the value of and amounts due under Repurchase and Reverse
Repurchase Agreement transactions may be found on each
Fund’s Consolidated Schedule of Portfolio Investments. In-
formation concerning the counterparties to each Repurchase
Agreement and levels of collateralization may be found above, under the caption “Repurchase Agreements.”
Following is a description of the Funds’ use of derivative instru-
ments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk expo-
sures related to each instrument type.
Futures Contracts
The Funds seek to invest in cash-settled, front-month crypto fu-
tures. The Funds may also invest in back-month crypto futures contracts. Front-month crypto futures contracts are those con-
tracts with the shortest time to maturity. Back-month crypto futures contracts are those with longer times to maturity.
Each Fund may purchase or sell futures contracts as a substi-
tute for a comparable market position in the underlying secu-
rities or to satisfy regulatory requirements. A physical-settle-
ment futures contract generally obligates the seller to deliver
(and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures con-
tract obligates the seller to deliver (and the purchaser to ac-
cept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.
The Funds generally engage in closing or offsetting transac-
tions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long posi-
tion (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a spe-
cific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures con-
tract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short po-
sition (futures contract sold) there will be a gain (loss) if the off-
Fund Name
a
Average Daily Balance
a
Weighted Average
Interest Rate
a
Short Bitcoin ETF .................................................... 571,761 5.25
Short Ether ETF ..................................................... 22,655 5.26
Ultra Bitcoin ETF ..................................................... 1,637,893 5.14
Ultra Ether ETF ...................................................... 237,011 5.16
UltraShort Bitcoin ETF ................................................ 27,301 5.00
UltraShort Ether ETF .................................................. 28,137 5.16
(a) The weighted average interest rate on reverse repurchase agreements for this fund is paid for by the Advisor and is not a direct fund expense.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 35
PROSHARES TRUST
setting buy transaction is carried out at a lower (higher) price, inclusive of commissions.
Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying com-
modity. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. Each
Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.
Upon entering into a futures contract, each Fund will be re-
quired to deposit with the broker an amount of cash or cash
equivalents in the range of approximately 25% to 30% of the
contract amount for commodity futures (these amounts are
subject to change by the exchange on which the contract is
traded). This amount, known as “initial margin,” is in the na-
ture of a performance bond or good faith deposit on the con-
tract and is returned to the Fund upon termination of the fu-
tures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,”
to and from the broker will be made as the price of the com-
modity underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” Net income and net fees related to cash collateral deposited with the broker are reflected on the Consolidated Statements of Operations as
“Interest” or “Futures Commission Merchant fees”, respective-
ly. At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.
The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of
the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Al-
though each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be giv-
en that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures con-
tract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be sus-
pended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liqui-
dation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund deter-
mines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by en-
tering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organiza-
tion, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.
Swap Agreements
Certain Funds may enter into swap agreements to gain expo-
sure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year.
In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the re-
turn on or change in value of a particular dollar amount invest-
ed in a “basket” of securities or an ETF representing a particu-
lar index or group of securities.
Most swap agreements entered into by a Fund calculate and
settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
When investing in swap agreements, the Funds may hold or
gain exposure to only a representative sample of the securities in an index, or to a component of the index.
On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional
amount of the swap agreement would have increased in value
had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising an index), plus any dividends or interest that would have been received on those assets. The
Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus
the amount, if any, by which the notional amount would have
decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus
dividends or interest on the assets less the interest paid by the
Fund on the notional amount. As a trading technique, the Advi-
sor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.
Some Funds may also enter into swap agreements that provide
the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the coun-
terparty pays interest to each Fund on the notional amount
outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in cer-
tain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These

36 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
amounts are netted with any unrealized gain or loss to deter-
mine the value of the swap.
A Fund’s current obligations under most swap agreements (to-
tal return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund)
and any accrued but unpaid net amounts owed to a swap coun-
terparty will be covered by segregating or earmarking cash
and/or securities determined to be liquid, but typically no pay-
ments will be made until the settlement date.
A Fund will not enter into uncleared swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agree-
ment in the event of the default or bankruptcy of a swap agree-
ment counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but
such remedies may be subject to bankruptcy and insolvency
laws that could affect the Fund’s rights as a creditor.
In the normal course of business, a Fund enters into Interna-
tional Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and represen-
tations. Certain of the Fund’s ISDA agreements contain provi-
sions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the
Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time,
counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an
amount equal to the net liability positions, if any, under the rel-
evant ISDA agreement. Pursuant to the terms of its ISDA agree-
ments, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by gener-
ally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counter-
party owes the Fund, subject to certain minimum thresholds,
although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in access-
ing the collateral, the Funds will be exposed to risks, including possible delays in recovering amounts as a result of bankrupt-
cy proceedings.
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some
cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional
amount and the price of the underlying investments, and the
inability of counterparties or clearing organizations to per-
form. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the per-
formance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of
an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a
Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The
Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ trans-
actions in swap agreements.
All of the outstanding swap agreements held by the Funds on
November 30, 2024 contractually terminate within 13 months
but may be terminated without penalty by either party daily.
Upon termination, the Fund is entitled to receive or pay the
“unrealized appreciation or depreciation” amount existing at the date of termination.
The Financial Accounting Standards Board, pursuant to Ac-
counting Standards Codification 815-10 (“ASC 815-10”), re-
quires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Consolidated Statements of
Assets and Liabilities as well as the effect of derivative instru-
ments on the Consolidated Statements of Operations during
the reporting period, in the context of each entity’s risk expo-
sure. ASC 815-10 provides examples of risk exposure, including interest rate, foreign exchange, equity, commodity and credit.
The Actively Managed Funds' investment objectives are to cor-
respond to the performance of bitcoin or ether or a combination thereof. The other Funds' investment objective is to provide in-
vestment results, before fees and expenses, that correspond
to the return of its underlying index on a daily basis and the derivatives utilized are aligned to the same primary risk. The primary risks for the Funds are Bitcoin and/or Ether risk.
The following tables indicate the location of derivative-related items on the Consolidated Statements of Assets and Liabilities as
well as the effect of derivative instruments on the Consolidated Statements of Operations during the reporting period.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 37
PROSHARES TRUST
Taxes and Distributions
Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.
As of November 30, 2024, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from un-
recognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds
Fair Value of Derivative Instruments as of November 30, 2024
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Consolidated
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Consolidated
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Commodity futures
and Non-exchange
traded swap
agreements
Receivable for
variation margin on
Futures contracts* ;
Unrealized
appreciation on
non-exchange
traded swap
agreements
Payable for
variation margin on
Futures contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements
Bitcoin & Ether Equal Weight ETF
Bitcoin & Ether Equal
Weight ETF
$ 22,913
Bitcoin & Ether Equal
Weight ETF $ 88,395
Bitcoin & Ether Market Cap Weight ETF
Bitcoin & Ether Market
Cap Weight ETF
43,743
Bitcoin & Ether Market
Cap Weight ETF 38,673
Bitcoin ETF
Bitcoin ETF
5,605,148
Bitcoin ETF 14,730,021
Ether ETF
Ether ETF
4,245,884
Ether ETF —
Short Bitcoin ETF
Short Bitcoin ETF
—
Short Bitcoin ETF 1,080,022
Short Ether ETF
Short Ether ETF
64,019
Short Ether ETF —
Ultra Bitcoin ETF
Ultra Bitcoin ETF
226,929,481
Ultra Bitcoin ETF —
Ultra Ether ETF
Ultra Ether ETF
10,743,368
Ultra Ether ETF —
UltraShort Bitcoin ETF
UltraShort Bitcoin ETF
—
UltraShort Bitcoin ETF 21,106,265
UltraShort Ether ETF
UltraShort Ether ETF
105,050
UltraShort Ether ETF —
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Portfolio Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Consolidated Statements of Assets and Liabilities.
The Effect of Derivative Instruments on the Consolidated Statements of Operations for the Period Ended November 30, 2024
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Consolidated
Statements of Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Commodity futures
and Non-exchange
traded swap
agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change in net unrealized
appreciation (depreciation) on:
Futures contracts and Non-exchange
traded swap agreements
Bitcoin & Ether Equal Weight ETF
Bitcoin & Ether Equal Weight ETF $ 2,439,238 $ (21,243)
Bitcoin & Ether Market Cap Weight ETF
Bitcoin & Ether Market Cap Weight ETF 3,284,707 109,145
Bitcoin ETF
Bitcoin ETF 812,559,378 (15,796,710)
Ether ETF
Ether ETF (17,534,489) 4,270,233
Short Bitcoin ETF
Short Bitcoin ETF (26,292,639) (1,768,890)
Short Ether ETF
Short Ether ETF (125,370) 89,872
Ultra Bitcoin ETF
Ultra Bitcoin ETF 318,061,066 227,472,092
Ultra Ether ETF
Ultra Ether ETF
(a)
25,623,897 10,743,368
UltraShort Bitcoin ETF
UltraShort Bitcoin ETF (17,416,028) (18,089,118)
UltraShort Ether ETF
UltraShort Ether ETF
(a)
(4,944,999) 105,050
(a) Commencement of investment operations from June 6, 2024 through November 30, 2024.

38 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually.
The amount of distributions from net investment income and net realized gains are determined in accordance with federal in-
come tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, constructive sales adjustments, and qualified late-year loss deferrals) do not require a reclassification. Under current law, each Fund is permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's accumulated earnings and profits. This practice, called tax “equalization,” reduces the amount of income and/or gains that the Funds are required to distribute as dividends to non-redeeming shareholders. While subject to management’s discretion, any available tax equalization is typically applied first to short-term capital gains, next to long-term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.
The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumulat-
ed earnings (deficit) will be determined at the end of the current tax year. The wholly-owned subsidiaries of the Funds organized under the laws of the Cayman Islands have a September 30th tax year-end.
The tax character of distributions paid for the most recent tax years ended October 31, 2024 and October 31, 2023, were as follows:
At October 31, 2024 (the Funds’ most recent tax year end), the components of accumulated earnings (deficit) on a tax basis were as follows:
Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to reclassification on the sale of derivatives, reversal of gain/(loss) on disposition of subsidiary units, and nondeductible ex-
Year Ended October 31, 2024
A
Year Ended October 31, 2023
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Bitcoin & Ether Equal
Weight ETF
.......
$ 773,873 $ — $ 77,373 $ 851,246 $ — $ — $ — $ —
Bitcoin & Ether Market
Cap Weight ETF
....
1,551,477 — — 1,551,477 — — — —
Bitcoin ETF
.........
963,637,410 — — 963,637,410 161,975,602 — — 161,975,602
Ether ETF
..........
1,569,850 — 6,229,293 7,799,143 — — — —
Short Bitcoin ETF
....
2,010,266 — — 2,010,266 1,432,433 — — 1,432,433
Short Ether ETF
.....
60,743 — — 60,743 — — — —
Ultra Bitcoin ETF
.....
409,083 — — 409,083 — — — —
UltraShort Bitcoin ETF
.
36,449 — 3,402 39,851 — — — —
UltraShort Ether ETF
..
195,385 — — 195,385 — — — —
Ultra Ether ETF
......
1,218 — — 1,218 — — — —
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Bitcoin & Ether Equal Weight ETF
.....
$ — $ — $ — $ (1,637,754)
Bitcoin & Ether Market Cap Weight ETF
.
100,836 — (10) (1,057,112)
Bitcoin ETF
......................
307,269,921 — (743,956) (1,219,409,789)
Ether ETF
.......................
— — (73) (46,271,025)
Short Bitcoin ETF
.................
172,567 — (4,571) (160,792,873)
Short Ether ETF
..................
4,203 — (15) (866,541)
Ultra Bitcoin ETF
..................
98,408 — — (9,492,600)
UltraShort Bitcoin ETF
..............
— — (4,618,933) (5,350,810)
UltraShort Ether ETF
...............
186,518 — (12) (475,157)
Ultra Ether ETF
...................
53 — (86) (11,043,414)

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 39
PROSHARES TRUST
penses, resulted in reclassifications as of October 31, 2024 (the Funds’ most recent tax year end), among the Funds’ components of net assets.
As of October 31, 2024 (the Funds’ most recent tax year end), the Funds had capital loss carry forwards (“CLCFs”) available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.
At October 31, 2024 (the Funds’ most recent tax year end), the following Funds had available CLCFs:
At October 31, 2024 (the Funds’ most recent tax year end), the Funds did not utilize CLCFs and/or elect to defer late-year ordinary losses.
3. Investment Transactions, Income and Expense Allocations
Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.
4. Advisory and Management Service Fees and Transactions with Affiliates
The Advisor serves as the investment adviser to each Fund pursuant to an Investment Advisory and Management Agreement.
The Funds pay the Advisor a monthly fee, accrued daily at an annualized rate of 0.95% based on average daily net assets for in-
vestment advisory and management services. The Advisor is responsible for substantially all other expenses of the Funds except, generally, interest expenses (except that the Advisor will pay expenses incurred in connection with investments in reverse repur-
chase agreements in ProShares Bitcoin ETF), taxes, brokerage and other transaction costs (except that the Advisor will pay net account or similar fees charged by futures commission merchants in ProShares Bitcoin ETF), legal expenses fees and expenses related to securities lending, compensation and expenses of the Independent Trustees, compensation and expenses of the counsel to the Independent Trustees, compensation and expenses of the Trust’s chief compliance officer and his or her staff, legal fees and expenses in connection with litigation, future distribution fees or expenses (if any), and extraordinary expenses.
The Advisor has agreed to contractually waive expenses incurred in connection with investments in reverse repurchase agree-
ments and net fees charged by futures commission merchants through September 30, 2025 in ProShares Bitcoin & Ether Equal
Weight ETF, ProShares Bitcoin & Ether Market Cap Weight ETF, ProShares Ether ETF, ProShares Short Ether ETF, and Proshares
Ultra Ether ETF.  These waivers are non-recoupable. After such date, the contractual waiver may be terminated or revised by the
Advisor. In addition, the Advisor has agreed to waive fees and to reimburse expenses to the extent total annual operating expenses before waivers and expense reimbursements, as a percentage of average daily net assets, exceed 0.94% through September 30,
2025, for ProShares Ultra Ether ETF. These waivers are non-recoupable. After such date, the expense limitation may be terminated or revised by the Advisor.
Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These
individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual’s related compensation, along with the compensation of staff who administer the Funds’ compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the
Consolidated Statements of Operations as “Compliance services fees”.
No Expiration Date
A
Bitcoin & Ether Market Cap Weight ETF
.............................................................
$ 10
Bitcoin ETF
..................................................................................
743,956
Ether ETF
...................................................................................
73
Short Bitcoin ETF
.............................................................................
4,571
Short Ether ETF
..............................................................................
15
UltraShort Bitcoin ETF
..........................................................................
4,618,933
UltraShort Ether ETF
...........................................................................
12
Ultra Ether ETF
...............................................................................
86

40 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
5. Trustees Fees
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $325,000 annual retainer (paid in quarterly increments) for services provided as a Board member.  Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the
Consolidated Statements of Operations as “Trustees Fees”.
6. Distribution and Service Plan
SEI Investments Distribution Co. serves as the Funds’ distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.
7. Issuance and Redemption of Fund Shares
Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit of cash, in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Consolidated Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Consolidated Statements of Changes in Net Assets, were as follows:
8. Investment Transactions
For the period ended November 30, 2024, there were no securities purchased or proceeds from sales of securities excluding short-
term securities and derivatives.
9. Basis of Consolidation
The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consoli-
dated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of the
Funds include the accounts of each Funds’ wholly-owned Subsidiary organized under the laws of the Cayman Islands (together, the “Subsidiaries” and each, a “Subsidiary”), which primarily invest in commodity-related instruments. The Subsidiaries enable the Funds to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Each Fund will invest a significant portion of its total assets in its Subsidiary. As of November 30, 2024, the Fund, it’s related Subsidiary and the total net assets of the Subsidiary as a percentage of the total net assets of it’s related Fund are displayed below:
For the periods ended
A
Six Months Ended
November 30, 2024
A
May 31, 2024
A
Bitcoin & Ether Equal Weight ETF
(a)
.................................................
$ 1,283 $ 532
Bitcoin & Ether Market Cap Weight ETF
(a)
............................................
580 751
Bitcoin ETF ...................................................................
316,192 453,191
Ether ETF
(a)
...................................................................
6,183 11,533
Short Bitcoin ETF ..............................................................
29,222 50,750
Short Ether ETF
(b)
..............................................................
1,684 1,290
Ultra Bitcoin ETF
(c)
..............................................................
101,265 23,016
Ultra Ether ETF
(d)
...............................................................
12,694 —
UltraShort Bitcoin ETF
(c)
.........................................................
27,079 3,325
UltraShort Ether ETF
(d)
...........................................................
4,092 —
(a) Commencement of investment operations from September 29, 2023 through May 31, 2024.
(b) Commencement of investment operations from November 1, 2023 through May 31, 2024.
(c) Commencement of investment operations from April 1, 2024 through May 31, 2024.
(d) Commencement of investment operations from June 6, 2024 through November 30, 2024.
Fund
a
Subsidiary
a
Percentage of Net Assets of
Fund
a
Bitcoin & Ether Equal Weight ETF Cayman Bitcoin & Ether Equal Weight Portfolio 38.66%
Bitcoin & Ether Market Cap Weight ETF Cayman Bitcoin & Ether Market Cap Weight Portfolio 37.23

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 41
PROSHARES TRUST
10. Share Splits and Reverse Share Splits
Effective November 7, 2024, ProShares Short Bitcoin ETF underwent a 1-for-5 reverse share split and cusip change.
The effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the
Funds or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in
Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.
11. Risk
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.
Risks Associated with the Use of Derivatives
The Funds may obtain investment exposure through derivatives (i.e., bitcoin or ether futures and/or swap agreements). Invest-
ing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired.
The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.
Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the perfor-
mance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.
Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agree-
ment or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
Equity and Market Risk
Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Fund
a
Subsidiary
a
Percentage of Net Assets of
Fund
a
Bitcoin ETF Cayman Bitcoin Portfolio 34.95%
Ether ETF Cayman Ether Portfolio 38.38
Short Bitcoin ETF Cayman Bitcoin Inverse Portfolio 34.64
Short Ether ETF Cayman Short Ether Portfolio 34.01
Ultra Bitcoin ETF Cayman Ultra Bitcoin Portfolio 52.54
Ultra Ether ETF Cayman ProShares Ultra Ether Portfolio 86.40
UltraShort Bitcoin ETF Cayman UltraShort Bitcoin Portfolio 28.03
UltraShort Ether ETF Cayman UltraShort Ether Portfolio 86.07

42 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Bitcoin Risk
The ProShares Bitcoin & Ether Equal Weight ETF, ProShares Bitcoin & Ether Market Cap Weight ETF, ProShares Bitcoin ETF,
ProShares Short Bitcoin ETF, ProShares Ultra Bitcoin ETF and ProShares UltraShort Bitcoin ETF do not invest directly in Bit-
coin. The Funds invest in Bitcoin futures and swap agreements.
Bitcoin is a relatively new innovation and the market for Bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin Network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, opera-
tional or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as “whales”. These holders have the ability to manipulate the price of Bitcoin. Unlike the exchanges for more traditional assets, such as equity se-
curities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the
Fund. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a “fork.” The creation of a “fork” or a substantial giveaway of Bitcoin (sometimes referred to as an “air drop”) may result in a significant and unexpected decline in the value of Bitcoin, Bitcoin futures, and the
Fund.
Bitcoin Futures Risk
The market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.
When a bitcoin futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a bitcoin fu-
tures contract with a later expiration date. This is commonly referred to as “rolling”. The costs associated with rolling bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.
Ether Risk
The ProShares Bitcoin & Ether Equal Weight ETF, ProShares Bitcoin & Ether Market Cap Weight ETF, ProShares Ether ETF,
ProShares Ultra Ether ETF, ProShares UltraShort Ether ETF, and ProShares Short Ether ETF do not invest directly in Ether.
The Funds invest in Ether futures.
Ether is a relatively new innovation and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the
Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading venues. Additional-
ly, if one or a coordinated group of validators were to gain control of 33% or more of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation
(including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 43
PROSHARES TRUST
exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ether trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether, ether futures, and the Fund. Additionally, legal or regulatory changes may negatively impact the operation of the Ethere-
um Network or restrict the use of ether. For example, if ether were determined to be or were expected to be determined to be a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in ether, trad-
ing in ether futures may become significantly more volatile and/or completely halted, and the value of an investment in the
Fund could decline significantly and without warning, including to zero. Finally, the creation of a “fork” (as described above)
or a substantial giveaway of ether (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of ether, ether futures, and the Fund. A fork may be intentional, such as the ’Merge.’ The ’Merge’ refers to protocol changes altering the method by which transactions are validated.
Ether Futures Risk
The market for Ether futures may be less developed, and potentially less liquid and more volatile, than more established fu-
tures markets. While the Ether futures market has grown substantially since Ether futures commenced trading, there can be no assurance that this growth will continue. Ether futures are subject to collateral requirements and daily limits that may lim-
it the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.
When a Ether futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Ether futures contract with a later expiration date. This is commonly referred to as “rolling”. The costs associated with rolling Ether futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.
Borrowing Risk
Each fund may borrow for investment purposes using reverse repurchase agreements. Borrowing may cause a Fund to liqui-
date positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.
Correlation Risk
ProShares Short Bitcoin ETF, ProShares Short Ether ETF, ProShares Ultra Bitcoin ETF and ProShares UltraShort Bitcoin
ETF are subject to correlation risk. A number of factors may affect the Fund’s ability to achieve a high degree of inverse cor-
relation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instru-
ments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
Short or Inverse Investing Risk
You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or
“short” exposure may be considered an aggressive investment technique. The costs  of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment.
As a result, an investment in the Fund may not be suitable for all investors.
Counterparty Risk
A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or other-
wise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. At November 30, 2024, the ProShares Ultra Bitcoin ETF Fund had net unre-
alized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

44 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Liquidity Risk
In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund in-
vests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.
The market for the Bitcoin and Ether futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illi-
quidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.
Inflation Risk
Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as infla-
tion decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline.
Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in a Fund. Inflation has recently increased and it cannot be predicted whether it may decline.
Subsidiary Investment Risk
Changes in the laws of the United States and/or the Cayman Islands, under which the funds and their Subsidiaries are orga-
nized, respectively, could result in the inability of the Funds to operate as intended and could negatively affect the Funds and their shareholders. The Funds comply with the provisions of the 1940 Act governing investment policies, capital structure and leverage on an aggregate basis with their Subsidiaries.
Active Management Risk
The performance of actively managed funds (ProShares Bitcoin & Ether Equal Weight ETF, ProShares Bitcoin & Ether Market
Cap Weight ETF, ProShares Bitcoin  ETF and ProShares Ether ETF) reflect, in part, the ability of the Advisor to select invest-
ments and make investment decisions that are suited to achieving a Fund’s investment objective. The Advisor’s judgments about a Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, the Fund could underperform other funds with a similar investment objective and/or strategies.
Bitcoin Futures Capacity Risk
If the Fund’s ability to obtain exposure to bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the bitcoin futures market, a disruption to the bitcoin futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC, the Fund may not be able to achieve its investment ob-
jective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to bitcoin futures contracts will cause the Fund’s performance to deviate from the performance of bitcoin and bitcoin futures. Additionally, the ability of the Fund to obtain exposure to bitcoin futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter.
Ether Futures Capacity Risk
If the Fund’s ability to obtain exposure to ether futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the ether futures market, a disruption to the ether futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures com-
mission merchants (“FCMs”), the listing exchanges or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropri-
ate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to ether futures contracts will cause the Fund’s performance to deviate from the performance of ether and ether futures. Additionally, the ability of the Fund to obtain exposure to ether futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2024 (UNAUDITED) :: 45
PROSHARES TRUST
Market and Volatility Risk
The prices of bitcoin and bitcoin futures and ether and ether futures have historically been highly volatile. The value of the
Fund’s inverse exposure to bitcoin futures or ether futures – and therefore the value of an investment in the Fund – could de-
cline significantly and without warning, including to zero.
Cost of Futures Investment Risk
As discussed above, when a crypto futures contract is nearing expiration, the Fund will “roll” the futures contract, which means it will generally sell such contract and use the proceeds to buy a crypto futures contract with a later expiration date.
When rolling futures contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling crypto futures is typically substantially higher than the price difference associated with rolling other futures con-
tracts. Crypto futures have historically experienced extended periods of contango. Contango in the crypto futures market may have a significant adverse impact on the performance of the Fund and may cause crypto futures and the Fund to underperform spot crypto. Both contango and backwardation would reduce the Fund’s correlation to spot crypto and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month futures contracts.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-relat-
ed phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate polit-
ical, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disrup-
tions to important global, local and regional supply chains affected, with potential corresponding results on the operating per-
formance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reduc-
ing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’
investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete re-
demptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.
Risk of Global Economic Shock
Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its vari-
ants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unem-
ployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disrup-
tions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments. Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s mil-
itary incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and com-
modities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the
Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce

46 :: NOVEMBER 30, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.
Risks of Government Regulation
The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”— which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.
12. Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the
Trust expects risk of significant loss to be remote.
13. New Accounting Pronouncements
In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclo-
sures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance mea-
sure. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods beginning with the first quarter ended March 31, 2025. Early adoption is permitted and retrospective adoption is required for all prior periods presented.
The Trust is currently assessing the impact of this guidance, however, the Trust does not expect a material impact on its financial statements.
14. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

MISC. INFORMATION (UNAUDITED) :: 47
PROSHARES TRUST
Federal Tax Information
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended October 31, 2024 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2023. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds desig-
nated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended
October 31, 2024.
For the tax year ended October 31, 2024, the Funds federal tax information is as follows:
Funds with Short-Term Capital Gain Designation
For the tax year ended October 31, 2024, the Trust does not have any ordinary distributions paid during the Trust’s tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short-Term Gains.
Tax Return of Capital—Section 19 Notice
The following information concerns the source of distributions paid to shareholders of record as follows:
Funds
A
QDI
A
DRD
A
QII
A
Bitcoin & Ether Equal Weight ETF
......................................
0.00% 0.00% 15 .50%
Bitcoin & Ether Market Cap Weight ETF
..................................
0.00 0.00 10 .40
Bitcoin ETF
.......................................................
0.00 0.00 5 .74
Ether ETF
........................................................
0.00 0.00 98 .98
Short Bitcoin ETF
..................................................
0.00 0.00 98 .38
Short Ether ETF
...................................................
0.00 0.00 100 .00
Ultra Bitcoin ETF
...................................................
0.00 0.00 78 .28
Ultra Ether ETF
....................................................
0.00 0.00 100 .00
UltraShort Bitcoin ETF
...............................................
0.00 0.00 100 .00
Ticker
Fund
Name CUSIP
BETE Bitcoin & Ether Equal Weight ETF 74349Y407
Record Date Pay Date Source of Distribution
1
Distribution
% of
Distribution
Jun. 3, 2024 Jun. 10, 2024 Estimated Net Investment Income $1.639123 77 .91%
Estimated Return of Capital $0.464760 22 .09%
Total (per share) $2.103883 100 .00%
Jul. 1, 2024 Jul. 9, 2024 Estimated Net Investment Income $1.335347 77 .91%
Estimated Return of Capital $0.378626 22 .09%
Total (per share) $1.713973 100 .00%
Aug. 1, 2024 Aug. 8, 2024 Estimated Net Investment Income $0.780211 77 .91%
Estimated Return of Capital $0.221222 22 .09%
Total (per share) $1.001433 100 .00%
Ticker
Fund
Name CUSIP
EETH Ether ETF 74349Y100
Record Date Pay Date Source of Distribution
1
Distribution
% of
Distribution
Jun. 3, 2024 Jun. 10, 2024 Estimated Net Investment Income $0.000000 0 .00%
Estimated Return of Capital $2.097679 100 .00%
Total (per share) $2.097679 100 .00%
Jul. 1, 2024 Jul. 9, 2024 Estimated Net Investment Income $0.000000 0 .00%
Estimated Return of Capital $1.037552 100 .00%
Total (per share) $1.037552 100 .00%

48 :: MISC. INFORMATION (UNAUDITED)
PROSHARES TRUST
Proxy Voting Information
A description of the Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission
(“SEC”) Website (http://www.sec.gov).
Quarterly Portfolio Holdings Information
The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT will be available on the SEC’s Website at http://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Roomin Washington, DC. Information on the operation of the Pub-
lic Reference Room may be obtained by calling 1-800-SEC-0330.
Premium/Discount Information
Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the website at www.ProShares.com.
Aug. 1, 2024 Aug. 8, 2024 Estimated Net Investment Income $0.000000 0 .00%
Estimated Return of Capital $0.529323 100 .00%
Total (per share) $0.529323 100 .00%
Ticker
Fund
Name CUSIP
SBIT UltraShort Bitcoin ETF 74349Y803
Record Date Pay Date Source of Distribution
1
Distribution
% of
Distribution
Jun. 3, 2024 Jun. 10, 2024 Estimated Net Investment Income $0.000000 0 .00%
Estimated Return of Capital $0.044871 100 .00%
Total (per share) $0.044871 100 .00%
Jul. 1, 2024 Jul. 9, 2024 Estimated Net Investment Income $0.000000 0 .00%
Estimated Return of Capital $0.031165 100 .00%
Total (per share) $0.031165 100 .00%
Aug. 1, 2024 Aug. 8, 2024 Estimated Net Investment Income $0.000000 0 .00%
Estimated Return of Capital $0.012661 100 .00%
Total (per share) $0.012661 100 .00%
Sep. 3, 2024 Sep. 10, 2024 Estimated Net Investment Income $0.000000 0 .00%
Estimated Return of Capital $0.001622 100 .00%
Total (per share) $0.001622 100 .00%
1
The amounts and sources of distributions reported in this notice are estimates, are not being reported for tax reporting purposes and may later be determined to be from taxable net investment income, short-term gains, long-term gains (to the extent permitted by law), and return of capital. Return of capital may occur for example, when some or all of the money that you invested in the Fund is paid back to you. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of the year and may be subject to changes based on tax regulations. You will receive a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. As a result, shareholders should not use this distribution information for tax reporting purposes .

Form N-CSR – Items 8-11 (unaudited)) :: 49
PROSHARES TRUST
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
None.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
None.
Item 10. Remuneration Paid to Directors, Officers, and Other of Open-End Management Investment Companies.
For the period ended November 30, 2024, the aggregate remuneration the Registrant paid the directors, all members of any advi-
sory board and any officers are included as part of the Financial Statements and Financial Highlights for Open-End Management
Investment Companies filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
ProShares Trust Annual Approval
At a meeting held on September 16-17, 2024, the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Investment Advisory Agreement”) and the Investment Advisory and
Management Agreement (the "Unitary Fee Agreement") (collectively, the “Advisory Agreements”), each for certain series of Pro-
Shares Trust (the “Trust”), between the Trust, on behalf of each of its operational series (the “Funds”), and ProShare Advisors LLC
(the “Advisor”). Certain Funds are designed to track, before fees and expenses, the performance of an underlying index (each a
“Matching Fund” and, collectively, the “Matching Funds”). Certain other Funds are actively managed and are designed to meet a specified investment objective (each an “Active Fund” and, collectively, the “Active Funds”). All other Funds are “geared” funds
(each, a “Geared Fund” and, collectively, the “Geared Funds”) that are designed to seek daily investment results, before fees and expenses, that correspond to a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of the return of an underlying index for a single day.
The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreements and each Trustee may have afforded different weight to the various factors.
The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board’s respon-
sibilities under state and federal law with respect to the Board’s consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.
In response to a request from Independent Legal Counsel on behalf of the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreements, including information that addressed, among other things:
the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;
the costs of the services to be provided and the profits realized by the Advisor;
the investment performance of the Funds and the Advisor;
the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and
other benefits to the Advisor and/or its affiliates from the relationship to the Funds.
It was noted that the Independent Trustees requested from the Advisor certain information concerning the Funds to assist them in evaluating the terms of the Advisory Agreements. In response to the request from the Independent Trustees, the Advisor provid-
ed information and reports relevant to the continuation of the Advisory Agreements, including, among other things:
information about the advisory services provided by the Advisor with respect to the Funds;
the Advisor’s Form ADV;
biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;
information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;
information regarding advisory fees earned versus advisory fees waived for previous periods;

50 :: Form N-CSR – Items 8-11 (unaudited))
PROSHARES TRUST
performance information for prior periods;
comparative industry fee data;
with respect to Funds subject to the Investment Advisory Agreement, information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;
information regarding the Advisor's trade allocation and best execution policies and procedures;
information about the financial condition of the Advisor;
information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust pro-
cedures; and
the Advisor’s reputation, expertise and resources.
The Independent Trustees asked the Advisors to retain the services of an independent consultant to identify peer group funds for each Fund (the “Peer Group”), to assist the Independent Trustees in evaluating information with respect to certain aspects of their review, including the performance of the Funds and the reasonableness of fees paid by the Funds. The Board evaluated informa-
tion available to it on a Fund-by-Fund basis, and its determinations were made separately with respect to each Fund.
In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreements, the Board also considered information it received throughout the year as part of its reg-
ular oversight of the Funds.
Nature, Extent and Quality of the Advisor's Services
The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor with respect to the Funds. The Board noted no significant differences between the scope of services provided by the Advisor in the past year and as compared those services to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:
the investment objective of each Fund, the Advisor’s description of the skills needed to manage each Fund and the Advi-
sor's success in achieving the investment objectives of each Fund;
the unique features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds and develop creation and redemption baskets for certain Funds, and the actively managed strategies utilized by certain Funds;
with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional ETFs or index funds;
the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;
the structure of the Advisor’s portfolio staff compensation program and the incentives it is intended to provide;
the collateral, credit and cash management functions at the Advisor and enhancements made in these areas in recent years;
the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
the Advisor’s ability to monitor compliance with the federal securities laws, including the Securities and Exchange Com-
mission’s liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;
for certain Bitcoin-linked ETFs, the Advisor’s familiarity with digital assets and Bitcoin in particular, as well as pro-
cesses related to assessing risk and liquidity with respect to investments in Bitcoin futures, the Advisor’s familiarity with the market for Bitcoin futures and its ability to manage the ETFs and obtain appropriate exposure in that market, the appropriateness of investing in Bitcoin related instruments by the ETFs as exchange traded funds and the potential benefits of a futures-based approach;

Form N-CSR – Items 8-11 (unaudited)) :: 51
PROSHARES TRUST
a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficiency as well as improvements related to remote and hybrid working conditions;
information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor’s ability to negotiate generally favorable terms with swap counterparties on behalf of various
Funds; and
the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging for Geared ETFs and Bit-
coin-linked ETFs than for traditional ETFs.
The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The
Board also reviewed the Advisor’s compliance program, including specific activities associated with the Funds. The Board dis-
cussed the compliance program with the Funds’ Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor’s compliance program and efforts with respect to the Funds, changes made to the Advi-
sor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during prior years and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.
Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services provided by the Advisor with respect to each Fund were of high quality, (ii) the Advisor achieved the investment goals of the Funds,
(iii) the Advisor's services benefited the Funds' shareholders, particularly in light of the nature of the Funds and the services re-
quired to support each such Fund and (iv) it was generally satisfied with the nature, quality and extent of services provided by the
Advisor to the Funds.
Comparison of Services and Fees
The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Funds at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs, and in certain cases mutual funds or other invest-
ment vehicles, offering strategies similar to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information for certain Funds because, by design, many of the Funds are unique, because they are geared funds or because they are based on “thematic” strategies or newer indices or newer asset classes, and few, if any, funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor’s representation that it found the Peer Group compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between certain Funds and their peers that may limit the usefulness of comparisons. The Board noted that the methodology used to compile the Peer Group and comparative data was substantially similar to that used in prior years and is continually re-evalu-
ated. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative informa-
tion it received to be useful in its evaluation of the reasonableness of the Advisor's fees. The Advisor presented information about the significant drivers of cost and also made representations regarding the costs to investors of seeking to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.
The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund covered under the Advisory Agreement and certain Funds covered under the Unitary Fee Agreement and the net advisory fees paid by each such Fund after taking waivers and reimbursements into account.
The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other ETFs.
The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Investment Advisory Agreement and the Unitary Fee Agreement was in the best interests of the shareholders of the Funds.
Investment Performance of the Funds and the Advisor
The Board considered total return information for each operational Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 3-year, 5- year, 10-year and since inception periods ended June 30, 2024, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The
Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund and

52 :: Form N-CSR – Items 8-11 (unaudited))
PROSHARES TRUST
Active Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods.
The Board also noted that given the nature of the Matching Funds and the Geared Funds, the correlation of performance versus the benchmark (or relevant inverse or multiple thereof) was more meaningful than a Fund’s total return.
With regard to ProShares Bitcoin Strategy ETF, the Board noted that for the 3-month period ended June 30, 2024, the Fund outper-
formed its Peer Group average and underperformed its benchmark index. For the 1-year and since inception periods ended June
30, 2024, the Fund underperformed its benchmark index. [Note: The Fund was the only Fund in its Peer Group for the 3-month and since inception periods ended June 30, 2024.]
With regard to the ProShares Ether ETF, the Board noted that for the 3-month period ended June 30, 2024, the Fund underper-
formed its Peer Group average and its benchmark index and slightly outperformed its Peer Group median. For the since inception period ended June 30, 2024, the Fund outperformed its Peer Group average and median and underperformed its benchmark index.
With regard to the Bitcoin & Ether Market Cap Weight ETF, the Board noted that for the 3-month period ended June 30, 2024, the
Fund outperformed its Peer Group average and its benchmark index. For the since inception period ended June 30, 2024, the Fund outperformed its Peer Group average and equaled its Peer Group median while underperforming its benchmark index.
With regard to the Bitcoin & Ether Equal Weight ETF, the Board noted that for the 3-month period ended June 30, 2024, the Fund underperformed its Peer Group average and its benchmark index. For the since inception period ended June 30, 2024, the Fund outperformed its Peer Group average and closely matched its Peer Group median and benchmark index.
After reviewing the performance of the Funds, the Board, including all of the Independent Trustees, concluded that the perfor-
mance of the Funds was satisfactory.
Profitability
The Board considered and discussed the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the
Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds with respect to each Fund individually and all Funds collectively. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability anal-
ysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.
The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor. Among other things, the Independent Trustees reviewed information regarding the financial condition and profitability of the Advisor, includ-
ing the methodologies involved in calculating profitability.
Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor was rea-
sonable in light of the services and benefits provided to each Fund.
Economies of Scale
The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board consid-
ered that each Fund covered by the Investment Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75%
of average daily net assets (other than the ProShares Global Listed Private Equity ETF, which pays 0.50%, and the ProShares
Inflation Expectations ETF, which pays 0.55%), and that, pursuant to a contractual waiver, the Advisor has agreed to reduce each such Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in ex-
cess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of
$8.5 billion, through at least September 30, 2025. The Board considered that, during the fiscal period, three Funds were subject to investment advisory fee reductions as a result of breakpoint fee reductions.
The Board considered that the Funds covered by the Unitary Fee Agreement pay a fee that remains the same (as a percentage of such a Fund’s net assets) as asset levels increase. The Board also noted that under the Unitary Fee Agreement the Advisor is contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement provides an effective cap on each subject Fund’s normal operating expenses, which otherwise would be higher if a Fund does not achieve sufficient size. The Board also noted the Advisor’s representation that such an arrangement provides important dis-
tribution benefits for the Funds and addresses competitive pressures within the ETF industry, particularly with “strategic” or
“matching” funds.

Form N-CSR – Items 8-11 (unaudited)) :: 53
PROSHARES TRUST
The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to implement breakpoints at this time. The Board noted that the asset levels of some
Funds increase and decrease sometimes significantly and, therefore, economies of scale may be elusive.
The Board considered that certain Funds may benefit from the expense limitation arrangements in place for those Funds.
The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.
Other Benefits
The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Ser-
vices Agreement for Funds covered under the Investment Advisory Agreement. The Board considered the fact that the Geared
Funds’ shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant asset flows in and out of the Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.
Conclusions
Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Agreements for the Funds are fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor’s expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreements was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory
Agreements.

© 2024 ProShare Advisors LLC. All rights reserved.
PSCSA1124
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com
This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each
ETF, visit ProShares.com.
“Bloomberg
®
”, “Bloomberg Commodity Index
SM
” and the names identifying each of the individual Bloomberg Commodity Subindexes are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). All have been licensed for use by
ProShares . ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no epresentation regarding the advisability of investing in ProShares . THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND
BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Item 12. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 14. Purchase of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.
Not applicable to the Registrant.
Item 15. Submission of Matters to a Vote of Security Holders.
The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.
Item 16. Controls and Procedures.
        (a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
        (b)           There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 18. Recovery of Erroneously Awarded Compensation.
        (a)           Not applicable.
        (b)           Not applicable.
Item 19. Exhibits.
        (a)(1)      Annual item, not applicable.
        (a)(2)      Not applicable.
.
        (a)(3)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
        (b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
ProShares Trust

By:	/s/Todd Johnson
Todd B. Johnson
President and Principal Executive Officer
August 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/Todd Johnson
Todd B. Johnson
President and Principal Executive Officer
August 5, 2025

By:	/s/Maria Sell
Maria Clem Sell
Treasurer and Principal Financial Officer
August 5, 2025